                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
                   Investment Company Act file number 811-4146

                                    --------

                         MANUFACTURERS INVESTMENT TRUST
                         ------------------------------
               (Exact name of registrant as specified in charter)

                       73 TREMONT STREET, BOSTON, MA 02108
                       -----------------------------------
               (Address of principal executive offices) (Zip code)

              GORDON M. SHONE, 73 TREMONT STREET, BOSTON, MA 02108
              ----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 854-4300
                                 --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 6/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared two semi-annual reports to shareholders for the period ended June 30, 2003. The first report applies to 71 of the Registrant's portfolios and the second report applies to 14 of the Registrant's portfolios (7 of which are also included in the first report).

ITEM 2. CODE OF ETHICS.  N/A

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS  N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.

      (a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

            Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's

'            disclosure controls and procedures are operating effectively to ensure that:

            (a) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

            (b) information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

      (b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these internal controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JAMES D. GALLAGHER, PRESIDENT (CHIEF EXECUTIVE OFFICER) AND GORDON SHONE, VICE PRESIDENT & CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JAMES D. GALLAGHER, PRESIDENT (CHIEF EXECUTIVE OFFICER) AND GORDON M. SHONE, VICE PRESIDENT & CHIEF FINANCIAL OFFICER

            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANUFACTURERS INVESTMENT TRUST


By /S/JAMES D. GALLAGHER
President (Chief Executive Officer)
Date September 11, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/JAMES D. GALLAGHER
President (Chief Executive Officer)
Date September 11, 2003


By /S/GORDON M. SHONE
Vice President & Chief Financial Officer
Date September 11, 2003

MANUFACTURERS INVESTMENT TRUST SEMI-ANNUAL REPORT
PRESIDENT'S MESSAGE

July 31, 2003

Dear Fellow Investors:

I am pleased to present the 2003 semi-annual financial statements of the Manufacturers Investment Trust (the Trust), the mutual fund that is the underlying investment vehicle for your variable annuity, variable insurance product or retirement plan. The financial statements that follow reflect operations for the 6 months ending June 30, 2003. During this period, total net assets of the Trust increased by 16% from $18.79 billion to $21.87 billion.

Global equity markets posted excellent results during the second quarter lifting equity prices up after a disappointing first quarter. As of June 30th, 2003 the US stock market (represented by the S&P 500 Index) was up +11.77% year to date and +27.11% from the October 10th, 2002 low. The equity rally was widespread in the second quarter, with the Russell Midcap and small-cap Russell 2000 Indices gaining +18.26% and +23.42%, respectively, during this period, while the technology-laden Nasdaq returned +21.11% and the Wilshire Real Estate Securities Index rose +12.34% during the same period. Bond prices also rose, led by high yield and emerging market debt. Despite the outstanding returns over this past quarter, as always, it is impossible to predict what will happen in the future. Thus, it is always important, in all market conditions, to maintain a diversified portfolio. The multi-manager platform that Manulife Financial offers was designed to help you achieve this objective.

In our continuing commitment to adjust our platform in order to offer you a diverse array of investment opportunities, we made some changes to the Trust in early May 2003. We added twelve new portfolios to the platform, reassigned four existing portfolios to new asset management firms, merged four portfolios into two existing portfolios and changed the investment strategy of two portfolios. The changes also brought three new asset management firms to our platform, American Funds, Mercury Advisors and Van Kampen.

Our Lifestyle portfolios are fund-of-fund portfolios that offer investment risk management strategies ranging from conservative to aggressive. Increasingly, our clients are turning to these portfolios to help them pursue an asset allocation mix appropriate for their risk tolerance. Along with the platform changes implemented in May, we rebalanced our five Lifestyle portfolios, further diversifying them with broader asset allocation and new asset classes such as TIPS (Treasury Inflation Protected Securities), Natural Resources and International Small Cap. Collectively, these restructurings are a reflection of our commitment to offer clients a "best in class" investment platform with the tools needed to implement appropriate asset allocation strategies.

We urge you to review your financial program regularly with your financial consultant to ensure that it continues to be structured in the best way to help you meet your goals. It may be the right time to reevaluate your mix of portfolios to take advantage of our new investment options or to increase your diversification among different asset classes.

Thank you for choosing Manulife Financial. We look forward to continuing to earn your trust as we serve your retirement, insurance and investment needs.

Sincerely,

JAMES D. GALLAGHER
President
Manufacturers Investment Trust

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT

                                                                              Page
                                                                              ----
Statements of Assets and Liabilities ......................................     1

Statements of Operations ..................................................    19

Statements of Changes in Net Assets .......................................    37

Financial Highlights ......................................................    60

Portfolio of Investments:

     Science & Technology Trust ...........................................    94

     Pacific Rim Emerging Markets Trust ...................................    95

     Health Sciences Trust ................................................    97

     Emerging Growth Trust ................................................    98

     Aggressive Growth Trust ..............................................   100

     Emerging Small Company Trust .........................................   103

     Small Company Blend Trust ............................................   105

     Dynamic Growth Trust .................................................   108

     Mid Cap Stock Trust ..................................................   109

     Natural Resources Trust ..............................................   110

     All Cap Growth Trust .................................................   111

     Strategic Opportunities Trust ........................................   113

     Financial Services Trust .............................................   115

     International Stock Trust ............................................   115

     Overseas Trust .......................................................   116

     International Small Cap Trust ........................................   118

     International Value Trust ............................................   120

     Quantitative Mid Cap Trust ...........................................   121

     Mid Cap Core Trust ...................................................   123

     Global Equity Trust ..................................................   125

     Strategic Growth Trust ...............................................   126

     Capital Appreciation Trust ...........................................   128

     Quantitative All Cap Trust ...........................................   129

     All Cap Core Trust ...................................................   131

     Large Cap Growth Trust ...............................................   133

     Quantitative Equity Trust ............................................   135

     Blue Chip Growth Trust ...............................................   137

     U.S. Large Cap Trust (formerly, U.S. Large Cap Value Trust) ..........   138

     Strategic Value Trust (formerly, Capital Opportunities Trust) ........   140

     Large Cap Value Trust ................................................   141

     Utilities Trust ......................................................   143

     Real Estate Securities Trust .........................................   145

     Small Cap Opportunities Trust ........................................   146

     Small Company Value Trust ............................................   147

     Special Value Trust ..................................................   149

     Mid Cap Value Trust ..................................................   151

     Value Trust ..........................................................   152

     All Cap Value Trust ..................................................   153

     Equity Index Trust ...................................................   156

     Fundamental Value Trust ..............................................   161

                                       i

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT - CONTINUED

                                                                              Page
                                                                              ----
      Growth & Income Trust ...............................................   161

      Equity-Income Trust .................................................   162

      Income & Value Trust ................................................   164

      Balanced Trust ......................................................   171

      Global Allocation Trust (formerly, Tactical Allocation Trust) .......   173

      High Yield Trust ....................................................   176

      Strategic Bond Trust ................................................   182

      Global Bond Trust ...................................................   190

      Diversified Bond Trust ..............................................   194

      Investment Quality Bond Trust .......................................   198

      Total Return Trust ..................................................   208

      Real Return Bond Trust ..............................................   212

      U.S. Government Securities Trust ....................................   213

      Money Market Trust ..................................................   214

      Small Cap Index Trust ...............................................   215

      International Index Trust ...........................................   229

      Mid Cap Index Trust .................................................   238

      Total Stock Market Index Trust ......................................   243

      500 Index Trust .....................................................   270

      Lifestyle Aggressive 1000 Trust .....................................   275

      Lifestyle Growth 820 Trust ..........................................   275

      Lifestyle Balanced 640 Trust ........................................   276

      Lifestyle Moderate 460 Trust ........................................   276

      Lifestyle Conservative 280 Trust ....................................   277

      Small-Mid Cap Trust .................................................   277

      International Equity Select Trust ...................................   278

      High Grade Bond Trust ...............................................   279

      American Growth Trust ...............................................   280

      American International Trust ........................................   280

      American Growth-Income Trust ........................................   280

      American Blue Chip Income and Growth Trust ..........................   280

Notes to Financial Statements .............................................   281

Trustees and Officers Information .........................................   300

Results of Special Meeting of Shareholders ................................   302

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                        SCIENCE &         PACIFIC RIM         HEALTH             EMERGING
                                                       TECHNOLOGY      EMERGING MARKETS      SCIENCES             GROWTH
                                                          TRUST              TRUST             TRUST               TRUST
                                                    ----------------   ---------------   ----------------    ----------------
ASSETS
Investments in securities, at value
      (See accompanying portfolio of investments)    $   520,113,665   $    59,169,046    $   141,022,416     $     4,231,716
Repurchase agreements, at value                            4,896,000           151,000                  -             170,000
Cash                                                           1,653               919                  -               4,262
Foreign currency                                                   -           341,875                939                   -
Receivables:
      Investments sold                                     3,162,018                 -          1,345,248             531,265
      Dividends and interest                                  83,018            94,544              1,081                 752
      Foreign tax withholding reclaims                         2,533                 -              2,199                   -
Other assets                                                   8,936             1,009              1,749                  69
                                                    ----------------   ---------------   ----------------    ----------------
      TOTAL ASSETS                                       528,267,823        59,758,393        142,373,632           4,938,064
                                                    ----------------   ---------------   ----------------    ----------------

LIABILITIES
Payables:
      Investments purchased                                  230,562                 -            377,003             630,468
      Dividend and interest withholding tax                    4,293             9,473                  -                   4
      Due to custodian                                             -                 -            384,999                   -
      Other payables and accrued expenses                     62,290            18,691              9,812               5,011
      Collateral for securities lending                   25,532,543         9,621,527         19,266,779             666,987
Written options outstanding, at value (Note 3)                     -                 -          1,811,990                   -
                                                    ----------------   ---------------   ----------------    ----------------
      TOTAL LIABILITIES                                   25,829,688         9,649,691         21,850,583           1,302,470
                                                    ----------------   ---------------   ----------------    ----------------
NET ASSETS                                           $   502,438,135   $    50,108,702    $   120,523,049     $     3,635,594
                                                    ================   ===============   ================    ================

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)          ($     1,748,694)  $       394,451   ($       371,532)   ($         4,494)
Accumulated undistributed net realized gain
      (loss) on investments, options, foreign
      currency and forward foreign currency
      contracts                                       (1,028,045,185)      (15,369,321)       (11,291,800)             78,209
Unrealized appreciation (depreciation) on:
      Investments                                        (14,785,108)      (10,624,759)        12,995,488             166,296
      Written options contracts                                    -                 -           (359,769)                  -
      Foreign currency and forward
      foreign currency contracts                                 576                56                127                   -
Capital shares at par value of $.01                          543,454            80,889             99,514               2,699
Additional paid-in capital                             1,546,473,092        75,627,386        119,451,021           3,392,884
                                                    ----------------   ---------------   ----------------    ----------------
NET ASSETS                                           $   502,438,135   $    50,108,702    $   120,523,049     $     3,635,594
                                                    ================   ===============   ================    ================
Investments in securities, including
      repurchase agreements, at identified cost      $   539,794,773   $    69,944,805    $   128,026,928     $     4,235,420
                                                    ----------------   ---------------   ----------------    ----------------
Investments in foreign
      currency, at identified cost                                 -   $       341,860    $           940                   -
                                                    ================   ===============   ================    ================

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $   466,092,285   $    43,898,875    $    86,115,857     $     1,653,768
                                                    ================   ===============   ================    ================
Shares Outstanding                                        50,411,926         7,085,947          7,107,580             122,765
                                                    ----------------   ---------------   ----------------    ----------------
Net asset value, offering and redemption
      price per share                                $          9.25   $          6.20    $         12.12     $         13.47
                                                    ================   ===============   ================    ================

SERIES II SHARES:
Net Assets at value                                  $    36,345,850   $     6,209,827    $    34,407,192     $     1,981,826
                                                    ================   ===============   ================    ================
Shares Outstanding                                         3,933,492         1,002,988          2,843,820             147,162
                                                    ----------------   ---------------   ----------------    ----------------
Net asset value, offering and redemption
      price per share                                $          9.24   $          6.19    $         12.10     $         13.47
                                                    ================   ===============   ================    ================

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                                   AGGRESSIVE       EMERGING       SMALL COMPANY       DYNAMIC
                                                                     GROWTH       SMALL COMPANY        BLEND           GROWTH
                                                                     TRUST            TRUST            TRUST            TRUST
                                                                --------------   --------------    -------------   --------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)              $ 284,865,609    $ 383,792,951    $ 184,178,132    $ 161,841,196
Repurchase agreements, at value                                     21,497,000       54,390,000       11,772,000        5,021,000
Cash                                                                       368              669              260               40
Receivables:
        Investments sold                                               754,906          350,494                -        1,060,043
        Dividends and interest                                          29,571           70,494          187,612           59,955
        Foreign tax withholding reclaims                                     -            1,750              534                2
Other assets                                                             4,529            6,500            2,529            5,795
                                                                --------------   --------------    -------------   --------------
        TOTAL ASSETS                                               307,151,983      438,612,858      196,141,067      167,988,031
                                                                --------------   --------------    -------------   --------------

LIABILITIES
Payables:
        Investments purchased                                          695,775        1,211,603          293,904        1,193,763
        Dividend and interest withholding tax                                -                -              220                -
        Other payables and accrued expenses                             29,961           36,885           23,638           18,790
        Collateral for securities lending                           53,925,131       66,803,927       38,780,625       10,220,363
                                                                --------------   --------------    -------------   --------------
        TOTAL LIABILITIES                                           54,650,867       68,052,415       39,098,387       11,432,916
                                                                --------------   --------------    -------------   --------------
NET ASSETS                                                       $ 252,501,116    $ 370,560,443    $ 157,042,680    $ 156,555,115
                                                                ==============   ==============    =============   ==============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                      ($     972,908)  ($     655,796)   $     106,992   ($     305,733)
Accumulated undistributed net realized loss on
        investments, foreign currency and
        forward foreign currency contracts                        (166,218,712)     (93,732,254)     (50,220,448)    (160,453,145)
Unrealized appreciation (depreciation) on:
        Investments                                                 17,715,528        1,608,646       (7,610,799)      13,023,069
Capital shares at par value of $.01                                    226,300          175,978          166,276          416,414
Additional paid-in capital                                         401,750,908      463,163,869      214,600,659      303,874,510
                                                                --------------   --------------    -------------   --------------
NET ASSETS                                                       $ 252,501,116    $ 370,560,443    $ 157,042,680    $ 156,555,115
                                                                ==============   ==============    =============   ==============
Investments in securities, including repurchase agreements, at
        identified cost                                          $ 288,647,081    $ 436,574,305    $ 203,560,931    $ 153,839,127
                                                                ==============   ==============    =============   ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                              $ 225,433,062    $ 328,547,953    $ 123,248,252    $ 124,507,838
                                                                ==============   ==============    =============   ==============
Shares Outstanding                                                  20,200,938       15,600,733       13,047,310       33,114,443
                                                                --------------   --------------    -------------   --------------
Net asset value, offering and redemption price per share         $       11.16    $       21.06    $        9.45    $        3.76
                                                                ==============   ==============    =============   ==============

SERIES II SHARES:
Net Assets at value                                              $  27,068,054    $  42,012,490    $  33,794,428    $  32,047,277
                                                                ==============   ==============    =============   ==============
Shares Outstanding                                                   2,429,038        1,997,050        3,580,310        8,526,941
                                                                --------------   --------------    -------------   --------------
Net asset value, offering and redemption price per share         $       11.14    $       21.04    $        9.44    $        3.76
                                                                ==============   ==============    =============   ==============

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                                  MID CAP           NATURAL           ALL CAP          STRATEGIC
                                                                   STOCK           RESOURCES           GROWTH        OPPORTUNITIES
                                                                   TRUST             TRUST             TRUST             TRUST
                                                             ----------------   ---------------  ----------------   ---------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)           $   273,101,212   $   109,485,670   $   520,343,037   $   564,679,021
Repurchase agreements, at value                                    25,368,000         6,287,000        23,942,000        30,607,000
Cash                                                                      763             1,485               678               554
Foreign currency                                                            -             9,922            32,200                 -
Receivables:
        Investments sold                                            2,355,982                 -         3,559,022         6,297,092
        Dividends and interest                                         21,962           122,962           100,559           363,771
        Foreign tax withholding reclaims                                    -             5,454                 -             2,082
Other assets                                                            3,784             1,580             9,771            10,485
                                                             ----------------   ---------------  ----------------   ---------------
        TOTAL ASSETS                                              300,851,703       115,914,073       547,987,267       601,960,005
                                                             ----------------   ---------------  ----------------   ---------------

LIABILITIES
Payables:
        Investments purchased                                         337,237                 -                 -         2,012,438
        Dividend and interest withholding tax                               -            10,862             3,128                 -
        Other payables and accrued expenses                            18,772             3,618            42,278            51,990
        Collateral for securities lending                          49,449,647        21,587,164        33,475,825        63,860,467
                                                             ----------------   ---------------  ----------------   ---------------
        TOTAL LIABILITIES                                          49,805,656        21,601,644        33,521,231        65,924,895
                                                             ----------------   ---------------  ----------------   ---------------
NET ASSETS                                                    $   251,046,047   $    94,312,429   $   514,466,036   $   536,035,110
                                                             ================   ===============  ================   ===============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                   ($       725,629)  $       137,639  ($     1,006,546)  $       424,758
Accumulated undistributed net realized gain (loss) on
        investments, options, foreign currency
        and forward foreign currency contracts                    (41,909,369)          301,485      (301,381,582)     (712,571,429)
Unrealized appreciation (depreciation) on:
        Investments                                                28,122,609         6,656,082        22,128,142        53,892,602
        Foreign currency and forward foreign
            currency contracts                                              -               (57)              880                 -
Capital shares at par value of $.01                                   247,599            69,342           414,513           614,340
Additional paid-in capital                                        265,310,837        87,147,938       794,310,629     1,193,674,839
                                                             ----------------   ---------------  ----------------   ---------------
NET ASSETS                                                    $   251,046,047   $    94,312,429   $   514,466,036   $   536,035,110
                                                             ================   ===============  ================   ===============
Investments in securities, including repurchase
        agreements, at identified cost                        $   270,346,603   $   109,116,588   $   522,156,895   $   541,393,419
                                                             ----------------   ---------------  ----------------   ---------------
Investments in foreign currency, at identified cost                         -   $         9,967   $        31,648                 -
                                                             ================   ===============  ================   ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                           $   194,461,654   $    67,683,192   $   464,761,351   $   520,394,081
                                                             ================   ===============  ================   ===============
Shares Outstanding                                                 19,172,214         4,975,897        37,442,108        59,638,043
                                                             ----------------   ---------------  ----------------   ---------------
Net asset value, offering and redemption price per share      $         10.14   $         13.60   $         12.41   $          8.73
                                                             ================   ===============  ================   ===============

SERIES II SHARES:
Net Assets at value                                           $    56,584,393   $    26,629,237   $    49,704,685   $    15,641,029
                                                             ================   ===============  ================   ===============
Shares Outstanding                                                  5,587,719         1,958,312         4,009,227         1,795,958
                                                             ----------------   ---------------  ----------------   ---------------
Net asset value, offering and redemption price per share      $         10.13   $         13.60   $         12.40   $          8.71
                                                             ================   ===============  ================   ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                                    FINANCIAL     INTERNATIONAL                   INTERNATIONAL
                                                                     SERVICES         STOCK          OVERSEAS       SMALL CAP
                                                                      TRUST           TRUST           TRUST           TRUST
                                                                  -------------   -------------   -------------   -------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)               $  67,186,785   $ 348,072,514   $ 387,415,738   $ 206,768,835
Repurchase agreements, at value                                               -               -      28,826,000      13,513,000
Cash                                                                        985               -             898              52
Foreign currency                                                              -       1,086,650       6,241,686       4,306,298
Receivables:
        Forward foreign currency contracts (Note 8)                           -               -             804               -
        Investments sold                                                      -       2,284,822          84,727               -
        Dividends and interest                                           96,305         386,723         310,772         236,647
        Foreign tax withholding reclaims                                 16,099         127,085         106,611          95,920
Other assets                                                              1,058           5,049           5,805           3,783
                                                                  -------------   -------------   -------------   -------------
        TOTAL ASSETS                                                 67,301,232     351,962,843     422,993,041     224,924,535
                                                                  -------------   -------------   -------------   -------------

LIABILITIES
Payables:
        Forward foreign currency contracts (Note 8)                           -               -              93               -
        Investments purchased                                                 -       2,900,284         163,009         214,223
        Dividend and interest withholding tax                                 -          27,465          25,639          21,360
        Due to custodian                                                      -         621,555               -               -
        Other payables and accrued expenses                               6,172          61,246          73,632          55,052
        Collateral for securities lending                               417,600      65,870,323      60,022,196       8,624,134
                                                                  -------------   -------------   -------------   -------------
        TOTAL LIABILITIES                                               423,772      69,480,873      60,284,569       8,914,769
                                                                  -------------   -------------   -------------   -------------
NET ASSETS                                                        $  66,877,460   $ 282,481,970   $ 362,708,472   $ 216,009,766
                                                                  =============   =============   =============   =============

NET ASSETS CONSIST OF:
Undistributed net investment income                               $     205,262   $   3,656,946   $   2,389,146   $   1,076,462
Accumulated undistributed net realized loss on
        investments, foreign currency and
        forward foreign currency contracts                           (1,143,466)   (135,010,450)   (201,273,196)   (137,516,382)
Unrealized appreciation (depreciation) on:
        Investments                                                    (157,310)     12,532,133      (4,866,787)     24,231,479
        Foreign currency and forward foreign currency contracts             265           2,586          21,545          26,010
Capital shares at par value of $.01                                      61,411         365,229         494,654         196,692
Additional paid-in capital                                           67,911,298     400,935,526     565,943,110     327,995,505
                                                                  -------------   -------------   -------------   -------------
NET ASSETS                                                        $  66,877,460   $ 282,481,970   $ 362,708,472   $ 216,009,766
                                                                  =============   =============   =============   =============
Investments in securities, including repurchase agreements, at
        identified cost                                           $  67,344,095   $ 335,540,381   $ 421,108,525   $ 196,050,356
                                                                  -------------   -------------   -------------   -------------
Investments in foreign currency, at identified cost                           -   $   1,082,904   $   6,235,262   $   4,285,750
                                                                  =============   =============   =============   =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                               $  43,365,162   $ 230,189,231   $ 307,672,605   $ 183,319,110
                                                                  =============   =============   =============   =============
Shares Outstanding                                                    3,978,668      29,760,191      41,950,556      16,691,953
                                                                  -------------   -------------   -------------   -------------
Net asset value, offering and redemption price per share          $       10.90   $        7.73   $        7.33   $       10.98
                                                                  =============   =============   =============   =============

SERIES II SHARES:
Net Assets at value                                               $  23,512,298   $  52,292,739   $  55,035,867   $  32,690,656
                                                                  =============   =============   =============   =============
Shares Outstanding                                                    2,162,446       6,762,696       7,514,889       2,977,235
                                                                  -------------   -------------   -------------   -------------
Net asset value, offering and redemption price per share          $       10.87   $        7.73   $        7.32   $       10.98
                                                                  =============   =============   =============   =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                                  INTERNATIONAL    QUANTITATIVE        MID CAP          GLOBAL
                                                                      VALUE           MID CAP           CORE            EQUITY
                                                                      TRUST            TRUST            TRUST           TRUST
                                                                  -------------   --------------   --------------    -------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)               $ 300,024,249    $ 103,367,375    $  27,119,287    $ 393,807,324
Repurchase agreements, at value                                      12,556,000        1,837,000        4,957,000        3,297,000
Cash                                                                        272              748            1,454              220
Foreign currency                                                         87,481                -                -        1,041,208
Receivables:
        Forward foreign currency contracts (Note 8)                           -                -                -          516,557
        Investments sold                                                 54,755                -          357,121        2,013,174
        Dividends and interest                                          579,741           17,600            9,253          687,808
        Foreign tax withholding reclaims                                133,663                -                -           81,205
Other assets                                                              4,334            5,253              466            7,158
                                                                  -------------   --------------   --------------    -------------
        TOTAL ASSETS                                                313,440,495      105,227,976       32,444,581      401,451,654
                                                                  -------------   --------------   --------------    -------------

LIABILITIES
Payables:
        Forward foreign currency contracts (Note 8)                       2,962                -                -          145,472
        Investments purchased                                           677,230                -          331,879        1,116,303
        Dividend and interest withholding tax                            54,233                -                -           46,951
        Other payables and accrued expenses                              48,620            9,489            2,982           51,671
        Collateral for securities lending                            39,837,294       11,261,990        5,541,984       33,641,717
                                                                  -------------   --------------   --------------    -------------
        TOTAL LIABILITIES                                            40,620,339       11,271,479        5,876,845       35,002,114
                                                                  -------------   --------------   --------------    -------------
NET ASSETS                                                        $ 272,820,156    $  93,956,497    $  26,567,736    $ 366,449,540
                                                                  =============   ==============   ==============    =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                        $   5,464,568   ($      50,264)  ($       4,694)   $   2,663,132
Accumulated undistributed net realized gain (loss) on
        investments, foreign currency and
        forward foreign currency contracts                          (40,271,687)     (44,780,901)         123,784     (136,986,045)
Unrealized appreciation (depreciation) on:
        Investments                                                  (8,029,624)      11,973,090        1,437,312       12,088,506
        Foreign currency and forward foreign currency contracts          18,287                -                -          350,397
Capital shares at par value of $.01                                     285,921          103,586           19,787          323,008
Additional paid-in capital                                          315,352,691      126,710,986       24,991,547      488,010,542
                                                                  -------------   --------------   --------------    -------------
NET ASSETS                                                        $ 272,820,156    $  93,956,497    $  26,567,736    $ 366,449,540
                                                                  =============   ==============   ==============    =============
Investments in securities, including repurchase agreements, at
        identified cost                                           $ 320,609,873    $  93,231,285    $  30,638,975    $ 385,015,818
                                                                  -------------   --------------   --------------    -------------
Investments in foreign currency, at identified cost               $      87,481                -                -    $   1,069,960
                                                                  =============   ==============   ==============    =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                               $ 193,087,633    $  89,197,844    $  15,971,064    $ 350,562,598
                                                                  =============   ==============   ==============    =============
Shares Outstanding                                                   20,226,069        9,833,078        1,189,320       30,897,264
                                                                  -------------   --------------   --------------    -------------
Net asset value, offering and redemption price per share          $        9.55    $        9.07    $       13.43    $       11.35
                                                                  =============   ==============   ==============    =============

SERIES II SHARES:
Net Assets at value                                               $  79,732,523    $   4,758,653    $  10,596,672    $  15,886,942
                                                                  =============   ==============   ==============    =============
Shares Outstanding                                                    8,365,986          525,566          789,345        1,403,576
                                                                  -------------   --------------   --------------    -------------
Net asset value, offering and redemption price per share          $        9.53    $        9.05    $       13.42    $       11.32
                                                                  =============   ==============   ==============    =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                                    STRATEGIC         CAPITAL       QUANTITATIVE        ALL CAP
                                                                     GROWTH        APPRECIATION        ALL CAP           CORE
                                                                      TRUST            TRUST            TRUST            TRUST
                                                                 --------------   --------------    -------------    -------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)               $ 202,015,038    $ 145,606,650    $   3,406,719    $ 236,158,462
Repurchase agreements, at value                                               -                -           73,000       15,834,000
Cash                                                                        893              154            3,021              621
Receivables:
        Investments sold                                                      -          214,689          281,501                -
        Variation margin for open futures contracts                           -                -                -           48,675
        Dividends and interest                                           76,668           72,627            4,067          305,314
        Foreign tax withholding reclaims                                  2,018              163                -                -
Other assets                                                              3,282            2,312               70            4,990
                                                                 --------------   --------------    -------------    -------------
        TOTAL ASSETS                                                202,097,899      145,896,595        3,768,378      252,352,062
                                                                 --------------   --------------    -------------    -------------

LIABILITIES
Payables:
        Investments purchased                                            45,096        1,273,539          298,277                -
        Dividend and interest withholding tax                             1,100                -               31                -
        Other payables and accrued expenses                              19,216           15,699            3,136           32,849
        Collateral for securities lending                             6,986,974        3,519,519          268,624        5,419,058
Written options outstanding, at value (Note 3)                                -              460                -                -
                                                                 --------------   --------------    -------------    -------------
        TOTAL LIABILITIES                                             7,052,386        4,809,217          570,068        5,451,907
                                                                 --------------   --------------    -------------    -------------
NET ASSETS                                                        $ 195,045,513    $ 141,087,378    $   3,198,310    $ 246,900,155
                                                                 ==============   ==============    =============    =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                       ($     144,972)  ($       6,845)   $       1,180    $     636,126
Accumulated undistributed net realized gain (loss) on
        investments, futures, foreign currency and
        forward foreign currency contracts                          (29,856,464)     (22,440,000)          53,967     (355,837,571)
Unrealized appreciation (depreciation) on:
        Investments                                                  11,875,122        8,656,913          105,975       11,831,562
        Futures contracts                                                     -                -                -         (346,517)
        Written options contracts                                             -              460                -                -
        Foreign currency and forward foreign currency contracts             239                -                -                -
Capital shares at par value of $.01                                     217,359          203,228            2,428          212,166
Additional paid-in capital                                          212,954,229      154,673,622        3,034,760      590,404,389
                                                                 --------------   --------------    -------------    -------------
NET ASSETS                                                        $ 195,045,513    $ 141,087,378    $   3,198,310    $ 246,900,155
                                                                 ==============   ==============    =============    =============
Investments in securities, including repurchase agreements, at
        identified cost                                           $ 190,139,916    $ 136,949,737    $   3,373,744    $ 240,160,900
                                                                 ==============   ==============    =============    =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                               $ 143,879,563    $  97,926,158    $   1,581,228    $ 240,400,257
                                                                 ==============   ==============    =============    =============
Shares Outstanding                                                   16,030,268       14,099,643          120,041       20,657,439
                                                                 --------------   --------------    -------------    -------------
Net asset value, offering and redemption price per share          $        8.98    $        6.95    $       13.17    $       11.64
                                                                 ==============   ==============    =============    =============

SERIES II SHARES:
Net Assets at value                                               $  51,165,950    $  43,161,220    $   1,617,082    $   6,499,898
                                                                 ==============   ==============    =============    =============
Shares Outstanding                                                    5,705,671        6,223,158          122,800          559,149
                                                                 --------------   --------------    -------------    -------------
Net asset value, offering and redemption price per share          $        8.97    $        6.94    $       13.17    $       11.62
                                                                 ==============   ==============    =============    =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                              LARGE CAP        QUANTITATIVE       BLUE CHIP         U.S. LARGE
                                                                GROWTH            EQUITY           GROWTH              CAP
                                                                TRUST              TRUST            TRUST             TRUST
                                                           ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)        $   461,885,707   $   264,081,548   $ 1,318,593,642   $   475,902,971
Repurchase agreements, at value                                  7,936,000            72,000         5,728,000        14,390,000
Cash                                                                   863               865             2,468               409
Foreign currency                                                     8,353                 -                 2                 -
Receivables:
        Investments sold                                         3,116,981           354,181         1,175,786         2,454,509
        Dividends and interest                                     430,897           205,209           888,217           440,874
        Foreign tax withholding reclaims                             4,809                 -                 -             3,118
Other assets                                                         8,441             4,958            23,537             7,847
                                                           ---------------   ---------------   ---------------   ---------------
        TOTAL ASSETS                                           473,392,051       264,718,761     1,326,411,652       493,199,728
                                                           ---------------   ---------------   ---------------   ---------------

LIABILITIES
Payables:
        Investments purchased                                    4,947,997         7,336,635                 -           534,327
        Dividend and interest withholding tax                        2,078             2,716            19,227                 -
        Other payables and accrued expenses                         43,061            34,264           120,789            63,193
        Collateral for securities lending                       20,678,359         5,085,638        49,045,486        33,251,419
                                                           ---------------   ---------------   ---------------   ---------------
        TOTAL LIABILITIES                                       25,671,495        12,459,253        49,185,502        33,848,939
                                                           ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                 $   447,720,556   $   252,259,508   $ 1,277,226,150   $   459,350,789
                                                           ===============   ===============   ===============   ===============

NET ASSETS CONSIST OF:
Undistributed net investment income                        $       645,534   $       869,886   $       461,563   $     1,042,573
Accumulated undistributed net realized loss on
        investments, futures, foreign currency and
        forward foreign currency contracts                    (244,021,987)     (241,183,955)     (221,055,388)      (83,873,148)
Unrealized appreciation (depreciation) on:
        Investments                                              7,843,985        (4,270,031)      (13,762,555)        9,760,894
        Foreign currency and forward foreign
            currency contracts                                         820                 -                 -                 -
Capital shares at par value of $.01                                539,004           188,471           937,753           418,257
Additional paid-in capital                                     682,713,200       496,655,137     1,510,644,777       532,002,213
                                                           ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                 $   447,720,556   $   252,259,508   $ 1,277,226,150   $   459,350,789
                                                           ===============   ===============   ===============   ===============
Investments in securities, including repurchase
        agreements, at identified cost                     $   461,977,722   $   268,423,579   $ 1,338,084,197   $   480,532,077
                                                           ---------------   ---------------   ---------------   ---------------
Investments in foreign currency, at identified cost        $         8,364                 -   $             2                 -
                                                           ===============   ===============   ===============   ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                        $   384,857,072   $   241,093,171   $ 1,155,129,618   $   362,132,335
                                                           ===============   ===============   ===============   ===============
Shares Outstanding                                              46,315,237        18,010,659        84,792,309        32,951,814
                                                           ---------------   ---------------   ---------------   ---------------
Net asset value, offering and redemption price per share   $          8.31   $         13.39   $         13.62   $         10.99
                                                           ===============   ===============   ===============   ===============

SERIES II SHARES:
Net Assets at value                                        $    62,863,484   $    11,166,337   $   122,096,532   $    97,218,454
                                                           ===============   ===============   ===============   ===============
Shares Outstanding                                               7,585,134           836,450         8,982,941         8,873,894
                                                           ---------------   ---------------   ---------------   ---------------
Net asset value, offering and redemption price per share   $          8.29   $         13.35   $         13.59   $         10.96
                                                           ===============   ===============   ===============   ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                                STRATEGIC         LARGE CAP                         REAL ESTATE
                                                                  VALUE             VALUE          UTILITIES         SECURITIES
                                                                  TRUST             TRUST            TRUST             TRUST
                                                              -------------     -------------    -------------     -------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)           $ 107,579,808     $   5,670,595    $  44,755,058     $ 468,938,627
Repurchase agreements, at value                                           -                 -                -        11,219,000
Cash                                                                    453                 -              932               678
Receivables:
        Forward foreign currency contracts (Note 8)                       -                 -              220                 -
        Investments sold                                            426,693            39,138          515,015                 -
        Dividends and interest                                      159,354             4,509          108,513         1,889,421
        Foreign tax withholding reclaims                                 82                 -            2,340                 -
Other assets                                                          1,766                70              632             8,031
                                                              -------------     -------------    -------------     -------------
        TOTAL ASSETS                                            108,168,156         5,714,312       45,382,710       482,055,757
                                                              -------------     -------------    -------------     -------------

LIABILITIES
Payables:
        Forward foreign currency contracts (Note 8)                       -                 -            2,011                 -
        Investments purchased                                     1,894,625            47,804          693,725           646,800
        Dividend and interest withholding tax                             -                32            2,804                 -
        Due to custodian                                                  -            10,659                -                 -
        Other payables and accrued expenses                          12,073             2,889            1,008            33,583
        Collateral for securities lending                         2,589,401           872,253        1,799,533        24,124,434
                                                              -------------     -------------    -------------     -------------
        TOTAL LIABILITIES                                         4,496,099           933,637        2,499,081        24,804,817
                                                              -------------     -------------    -------------     -------------
NET ASSETS                                                    $ 103,672,057     $   4,780,675    $  42,883,629     $ 457,250,940
                                                              =============     =============    =============     =============

NET ASSETS CONSIST OF:
Undistributed net investment income                           $     134,642     $         360    $     324,584     $  10,784,304
Accumulated undistributed net realized gain (loss) on
        investments, foreign currency and
        forward foreign currency contracts                      (12,348,295)           23,965       (7,971,768)      (20,575,489)
Unrealized appreciation (depreciation) on:
        Investments                                               8,487,447           222,898        4,600,222        48,877,138
        Foreign currency and forward foreign
          currency contracts                                              -                 -             (568)                -
Capital shares at par value of $.01                                 115,928             3,577           50,808           266,623
Additional paid-in capital                                      107,282,335         4,529,875       45,880,351       417,898,364
                                                              -------------     -------------    -------------     -------------
NET ASSETS                                                    $ 103,672,057     $   4,780,675    $  42,883,629     $ 457,250,940
                                                              =============     =============    =============     =============
Investments in securities, including repurchase
        agreements, at identified cost                        $  99,092,361     $   5,447,697    $  40,154,836     $ 431,280,489
                                                              =============     =============    =============     =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                           $  78,079,106     $   1,822,125    $  29,214,566     $ 358,200,114
                                                              =============     =============    =============     =============
Shares Outstanding                                                8,726,902           136,311        3,458,202        20,877,991
                                                              -------------     -------------    -------------     -------------
Net asset value, offering and redemption price per share      $        8.95     $       13.37    $        8.45     $       17.16
                                                              =============     =============    =============     =============

SERIES II SHARES:
Net Assets at value                                           $  25,592,951     $   2,958,550    $  13,669,063     $  99,050,826
                                                              =============     =============    =============     =============
Shares Outstanding                                                2,865,882           221,377        1,622,604         5,784,306
                                                              -------------     -------------    -------------     -------------
Net asset value, offering and redemption price per share      $        8.93     $       13.36    $        8.42     $       17.12
                                                              =============     =============    =============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                                   SMALL CAP      SMALL COMPANY       SPECIAL          MID CAP
                                                                 OPPORTUNITIES        VALUE            VALUE            VALUE
                                                                     TRUST            TRUST            TRUST            TRUST
                                                                 -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)              $  39,171,264    $ 443,880,329     $ 10,084,547    $ 343,908,628
Repurchase agreements, at value                                      4,661,000        4,394,000        1,954,000       21,780,000
Cash                                                                     1,499              156            2,323              557
Receivables:
        Investments sold                                                 2,579                -                -                -
        Variation margin for open futures contracts                     18,975                -                -                -
        Dividends and interest                                          44,115          416,974            7,132          394,788
Other assets                                                               633            6,997              217            5,714
                                                                 -------------    -------------    -------------    -------------
        TOTAL ASSETS                                                43,900,065      448,698,456       12,048,219      366,089,687
                                                                 -------------    -------------    -------------    -------------

LIABILITIES
Payables:
        Investments purchased                                          220,924                -            7,236        7,359,047
        Dividend and interest withholding tax                              197                -                -                -
        Other payables and accrued expenses                              4,158           34,558            5,370           24,497
        Collateral for securities lending                            8,422,448       47,539,536        2,212,862       18,579,369
                                                                 -------------    -------------    -------------    -------------
        TOTAL LIABILITIES                                            8,647,727       47,574,094        2,225,468       25,962,913
                                                                 -------------    -------------    -------------    -------------
NET ASSETS                                                       $  35,252,338    $ 401,124,362     $  9,822,751    $ 340,126,774
                                                                 =============    =============    =============    =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                       $      14,323    $     940,817    ($      4,990)   $   1,413,498
Accumulated undistributed net realized gain (loss) on
        investments and futures                                        969,786          576,398           58,165       (6,845,350)
Unrealized appreciation (depreciation) on:
        Investments                                                  2,082,442       21,551,357          518,291        3,756,612
        Futures contracts                                             (107,756)               -                -                -
        Foreign currency and forward foreign currency contracts            (13)               -                -                -
Capital shares at par value of $.01                                     25,715          275,236            7,368          274,530
Additional paid-in capital                                          32,267,841      377,780,554        9,243,917      341,527,484
                                                                 -------------    -------------    -------------    -------------
NET ASSETS                                                       $  35,252,338    $ 401,124,362     $  9,822,751    $ 340,126,774
                                                                 =============    =============    =============    =============
Investments in securities, including repurchase agreements, at
        identified cost                                          $  41,749,822    $ 426,722,972     $ 11,520,256    $ 361,932,016
                                                                 =============    =============    =============    =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                              $  26,112,400    $ 312,742,021    $   7,508,249    $ 231,640,003
                                                                 =============    =============    =============    =============
Shares Outstanding                                                   1,904,622       21,452,483          563,137       18,689,330
                                                                 -------------    -------------    -------------    -------------
Net asset value, offering and redemption price per share         $       13.71    $       14.58    $       13.33    $       12.39
                                                                 =============    =============    =============    =============

SERIES II SHARES:
Net Assets at value                                              $   9,139,938    $  88,382,341    $   2,314,502    $ 108,486,771
                                                                 =============    =============    =============    =============
Shares Outstanding                                                     666,866        6,071,152          173,652        8,763,638
                                                                 -------------    -------------    -------------    -------------
Net asset value, offering and redemption price per share         $       13.71    $       14.56    $       13.33    $       12.38
                                                                 =============    =============    =============    =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                                                    ALL CAP           EQUITY          FUNDAMENTAL
                                                                    VALUE            VALUE             INDEX             VALUE
                                                                    TRUST            TRUST             TRUST             TRUST
                                                               -------------     -------------     -------------     -------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)            $ 246,868,038     $ 188,199,231     $  75,849,656     $ 428,205,317
Repurchase agreements, at value                                            -         8,517,000                 -                 -
Cash                                                                       -               786                 -                 -
Receivables:
        Investments sold                                                   -           551,062           127,803                 -
        Dividends and interest                                       419,031           110,919            92,876           531,148
Other assets                                                           4,890             2,960             1,471             6,826
                                                               -------------     -------------     -------------     -------------
        TOTAL ASSETS                                             247,291,959       197,381,958        76,071,806       428,743,291
                                                               -------------     -------------     -------------     -------------

LIABILITIES
Payables:
        Investments purchased                                      1,178,176         1,619,230                 -                 -
        Dividend and interest withholding tax                              -                 -                 -             1,919
        Due to custodian                                              22,161                 -         1,340,323             5,575
        Other payables and accrued expenses                           32,525             1,311            19,200            22,506
        Collateral for securities lending                                  -        11,103,040           655,070        13,587,791
                                                               -------------     -------------     -------------     -------------
        TOTAL LIABILITIES                                          1,232,862        12,723,581         2,014,593        13,617,791
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $ 246,059,097     $ 184,658,377     $  74,057,213     $ 415,125,500
                                                               =============     =============     =============     =============

NET ASSETS CONSIST OF:
Undistributed net investment income                            $   1,236,107     $     249,838     $     490,627     $   1,485,744
Accumulated undistributed net realized loss on
        investments, futures, foreign currency and
        forward foreign currency contracts                       (73,976,654)       (6,090,752)       (5,442,641)       (6,891,526)
Unrealized appreciation (depreciation) on:
        Investments                                               22,785,656         7,168,293       (17,840,356)       15,665,622
        Futures contracts                                                  -                 -            (2,790)                -
        Foreign currency and forward foreign
        currency contracts                                                 -                 -                 -                58
Capital shares at par value of $.01                                  177,114           173,560            62,572           380,060
Additional paid-in capital                                       295,836,874       183,157,438        96,789,801       404,485,542
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $ 246,059,097     $ 184,658,377     $  74,057,213     $ 415,125,500
                                                               =============     =============     =============     =============
Investments in securities, including repurchase
        agreements, at identified cost                         $ 224,082,382     $ 189,547,938     $  93,690,012     $ 412,539,695
                                                               =============     =============     =============     =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                            $ 227,910,093     $ 134,922,869     $  74,057,213     $ 292,884,477
                                                               =============     =============     =============     =============
Shares Outstanding                                                16,403,257        12,674,209         6,257,162        26,799,582
                                                               -------------     -------------     -------------     -------------
Net asset value, offering and redemption price per share       $       13.89     $       10.65     $       11.84     $       10.93
                                                               =============     =============     =============     =============

SERIES II SHARES:
Net Assets at value                                            $  18,149,004     $  49,735,508                 -     $ 122,241,023
                                                               =============     =============     =============     =============
Shares Outstanding                                                 1,308,188         4,681,821                 -        11,206,467
                                                               -------------     -------------     -------------     -------------
Net asset value, offering and redemption price per share       $       13.87     $       10.62                 -     $       10.91
                                                               =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                         GROWTH &             EQUITY-            INCOME &
                                                          INCOME              INCOME              VALUE             BALANCED
                                                           TRUST               TRUST              TRUST               TRUST
                                                      ---------------     ---------------     ---------------     ---------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)   $ 1,512,858,181     $ 1,336,914,393     $   610,059,439     $   147,745,658
Repurchase agreements, at value                             4,111,000           3,910,000          30,946,000           1,795,000
Cash                                                              530               2,931                 238                 829
Receivables:
        Investments sold                                   11,066,857           1,640,893          13,523,105             113,520
        Dividends and interest                              1,175,744           2,694,625           2,020,162             553,087
        Foreign tax withholding reclaims                            -                   -               6,915               4,762
Other assets                                                   29,715              23,957              10,004               2,958
                                                      ---------------     ---------------     ---------------     ---------------
        TOTAL ASSETS                                    1,529,242,027       1,345,186,799         656,565,863         150,215,814
                                                      ---------------     ---------------     ---------------     ---------------

LIABILITIES
Payables:
        Investments purchased                               6,245,564                   -          29,567,324           1,568,555
        Dividend and interest withholding tax                       -                   -                   -                 890
        Other payables and accrued expenses                   149,417              99,150              48,401              13,730
        Collateral for securities lending                   2,118,534          31,604,169          85,048,655           1,307,073
                                                      ---------------     ---------------     ---------------     ---------------
        TOTAL LIABILITIES                                   8,513,515          31,703,319         114,664,380           2,890,248
                                                      ---------------     ---------------     ---------------     ---------------
NET ASSETS                                            $ 1,520,728,512     $ 1,313,483,480     $   541,901,483     $   147,325,566
                                                      ===============     ===============     ===============     ===============

NET ASSETS CONSIST OF:
Undistributed net investment income                   $     7,103,029     $     9,779,719     $     3,597,119     $     1,322,965
Accumulated undistributed net realized
        gain (loss) on investments, foreign
        currency and forward foreign currency
        contracts                                        (141,971,234)          2,433,141         (54,353,710)        (67,679,075)
Unrealized appreciation (depreciation) on:
        Investments                                        14,954,807         (57,476,964)         16,322,859           2,234,056
        Foreign currency and forward foreign
          currency contracts                                        -                   -                 302                 445
Capital shares at par value of $.01                           800,613             988,533             584,156             125,239
Additional paid-in capital                              1,639,841,297       1,357,759,051         575,750,757         211,321,936
                                                      ---------------     ---------------     ---------------     ---------------
NET ASSETS                                            $ 1,520,728,512     $ 1,313,483,480     $   541,901,483     $   147,325,566
                                                      ===============     ===============     ===============     ===============
Investments in securities, including repurchase
        agreements, at identified cost                $ 1,502,014,374     $ 1,398,301,357     $   624,682,580     $   147,306,602
                                                      ===============     ===============     ===============     ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                   $ 1,445,914,992     $ 1,123,937,364     $   491,009,610     $   135,385,012
                                                      ===============     ===============     ===============     ===============
Shares Outstanding                                         76,114,543          84,558,450          52,914,780          11,506,681
                                                      ---------------     ---------------     ---------------     ---------------
Net asset value, offering and redemption price
        per share                                     $         19.00     $         13.29     $          9.28     $         11.77
                                                      ===============     ===============     ===============     ===============

SERIES II SHARES:
Net Assets at value                                   $    74,813,520     $   189,546,116     $    50,891,873     $    11,940,554
                                                      ===============     ===============     ===============     ===============
Shares Outstanding                                          3,946,797          14,294,861           5,500,829           1,017,210
                                                      ---------------     ---------------     ---------------     ---------------
Net asset value, offering and redemption price
        per share                                     $         18.96     $         13.26     $          9.25     $         11.74
                                                      ===============     ===============     ===============     ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                           GLOBAL            HIGH            STRATEGIC          GLOBAL
                                                        ALLOCATION           YIELD             BOND              BOND
                                                           TRUST             TRUST             TRUST             TRUST
                                                       -------------     -------------     -------------     -------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)    $  61,089,980     $ 729,222,379     $ 595,016,167     $ 363,722,416
Repurchase agreements, at value                            1,273,000        32,967,000        41,457,000           968,000
Cash                                                             299               782               523               221
Foreign currency                                             312,106                 -                 -         3,418,253
Receivables:
        Forward foreign currency contracts (Note 8)          338,500           514,988           401,754            15,316
        Investments sold                                     178,365         5,048,262         2,433,423        20,255,789
        Variation margin for open futures contracts                -                 -                 -           323,694
        Dividends and interest                               176,750        14,202,978         7,284,006         5,140,710
        Interest on swap agreement                                 -                 -                 -           284,310
        Foreign tax withholding reclaims                       3,803                 -                 -               645
Other assets                                                   8,863            10,952             9,492             4,884
                                                       -------------     -------------     -------------     -------------
        TOTAL ASSETS                                      63,381,666       781,967,341       646,602,365       394,134,238
                                                       -------------     -------------     -------------     -------------

LIABILITIES
Payables:
        Forward foreign currency contracts (Note 8)          271,179           796,625                 -           829,629
        Investments purchased                                272,662         6,998,497        89,710,780        84,640,753
        Interest on swap agreement                                 -                 -                 -           306,547
        Dividend and interest withholding tax                  2,276                 -                 9             3,218
        Other payables and accrued expenses                    5,672            47,580            39,603            24,257
        Collateral for securities lending                    498,500        78,084,756        30,861,234        35,127,320
Deferred mortgage dollar roll income                               -                 -            57,827                 -
Interest rate swap contracts (Note 3)                              -                 -                 -         3,828,927
Written options outstanding, at value (Note 3)                     -                 -                 -           229,163
                                                       -------------     -------------     -------------     -------------
        TOTAL LIABILITIES                                  1,050,289        85,927,458       120,669,453       124,989,814
                                                       -------------     -------------     -------------     -------------
NET ASSETS                                             $  62,331,377     $ 696,039,883     $ 525,932,912     $ 269,144,424
                                                       =============     =============     =============     =============

NET ASSETS CONSIST OF:
Undistributed net investment income                    $     250,723     $  20,057,681     $  12,633,050     $     662,222
Accumulated undistributed net realized
        gain (loss) on investments, futures,
        options, swaps, foreign currency and
        forward foreign currency contracts               (28,830,141)      (99,974,061)      (20,334,710)       10,289,908
Unrealized appreciation (depreciation) on:
        Investments                                        1,805,849        (7,436,253)       17,779,653        18,269,336
        Futures contracts                                          -                 -                 -          (746,672)
        Written options contracts                                  -                 -                 -           402,730
        Interest rate swaps                                        -                 -                 -        (3,828,927)
        Foreign currency and forward foreign
          currency contracts                                  63,796          (279,542)          425,696           409,282
Capital shares at par value of $.01                           73,549           757,621           461,920           187,592
Additional paid-in capital                                88,967,601       782,914,437       514,967,303       243,498,953
                                                       -------------     -------------     -------------     -------------
NET ASSETS                                             $  62,331,377     $ 696,039,883     $ 525,932,912     $ 269,144,424
                                                       =============     =============     =============     =============
Investments in securities, including repurchase
        agreements, at identified cost                 $  60,557,131     $ 769,625,632     $ 618,693,514     $ 346,421,080
                                                       -------------     -------------     -------------     -------------
Investments in foreign currency, at identified cost    $     315,535                 -                 -     $   3,448,080
                                                       =============     =============     =============     =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                    $  53,935,811     $ 525,344,111     $ 434,581,085     $ 215,300,764
                                                       =============     =============     =============     =============
Shares Outstanding                                         6,362,824        57,147,435        38,153,554        15,000,775
                                                       -------------     -------------     -------------     -------------
Net asset value, offering and redemption price
        per share                                      $        8.48     $        9.19     $       11.39     $       14.35
                                                       =============     =============     =============     =============

SERIES II SHARES:
Net Assets at value                                    $   8,395,566     $ 170,695,772     $  91,351,827     $  53,843,660
                                                       =============     =============     =============     =============
Shares Outstanding                                           992,124        18,614,628         8,038,486         3,758,394
                                                       -------------     -------------     -------------     -------------
Net asset value, offering and redemption price
        per share                                      $        8.46     $        9.17     $       11.36     $       14.33
                                                       =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                        DIVERSIFIED       INVESTMENT           TOTAL          REAL RETURN
                                                           BOND           QUALITY BOND        RETURN              BOND
                                                           TRUST             TRUST             TRUST             TRUST
                                                      ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)   $   373,211,519   $   571,890,582   $ 1,604,761,367   $   295,475,128
Repurchase agreements, at value                            41,696,000         7,997,000       117,068,000        50,000,000
Cash                                                              924               473               430         8,549,817
Foreign currency                                                    -                 -         6,307,097                 -
Receivables:
        Forward foreign currency contracts (Note 8)                 -                 -            12,149                 -
        Investments sold                                   20,451,415                 -       148,213,613                 -
        Variation margin for open futures contracts                 -                 -         1,160,913                 -
        Dividends and interest                              3,973,866         7,005,508         8,969,580           268,221
        Foreign tax withholding reclaims                          508            14,656                 -                 -
Interest rate swap contracts                                        -                 -           506,700                 -
Other assets                                                    7,807            10,936            27,717             2,630
                                                      ---------------   ---------------   ---------------   ---------------
        TOTAL ASSETS                                      439,342,039       586,919,155     1,887,027,566       354,295,796
                                                      ---------------   ---------------   ---------------   ---------------

LIABILITIES
Payables:
        Investments purchased                              55,614,846         2,279,052       352,159,343       193,100,917
        Dividend and interest withholding tax                       -               830                 -                 -
        Other payables and accrued expenses                    34,877            48,856           139,736             8,679
        Collateral for securities lending                           -        42,100,044        49,343,436                 -
Written options outstanding, at value (Note 3)                      -                 -         8,577,167                 -
                                                      ---------------   ---------------   ---------------   ---------------
        TOTAL LIABILITIES                                  55,649,723        44,428,782       410,219,682       193,109,596
                                                      ---------------   ---------------   ---------------   ---------------
NET ASSETS                                            $   383,692,316   $   542,490,373   $ 1,476,807,884   $   161,186,200
                                                      ===============   ===============   ===============   ===============

NET ASSETS CONSIST OF:
Undistributed net investment income                   $     6,864,310   $    12,346,594   $    17,860,785   $       522,126
Accumulated undistributed net realized gain (loss)
        on investments, futures, options, swaps,
        foreign currency and forward foreign
        currency contracts                                    (89,014)      (19,092,287)       32,921,902         5,814,964
Unrealized appreciation (depreciation) on:
        Investments                                        17,683,466        42,992,827        29,712,989        (2,065,509)
        Futures contracts                                           -                 -        (1,351,129)                -
        Written options contracts                                   -                 -        (3,218,149)                -
        Interest rate swaps                                         -                 -           506,700                 -
        Foreign currency and forward
           foreign currency contracts                              46                 -            53,822                 -
Capital shares at par value of $.01                           353,682           434,122         1,042,036           124,752
Additional paid-in capital                                358,879,826       505,809,117     1,399,278,928       156,789,867
                                                      ---------------   ---------------   ---------------   ---------------
NET ASSETS                                            $   383,692,316   $   542,490,373   $ 1,476,807,884   $   161,186,200
                                                      ===============   ===============   ===============   ===============
Investments in securities, including
        repurchase agreements, at identified cost     $   397,224,053   $   536,894,755   $ 1,692,116,378   $   347,540,637
                                                      ---------------   ---------------   ---------------   ---------------
Investments in foreign currency, at identified cost                 -                 -   $     6,265,424                 -
                                                      ===============   ===============   ===============   ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                   $   333,857,621   $   469,894,297   $ 1,090,911,319   $   105,568,452
                                                      ===============   ===============   ===============   ===============
Shares Outstanding                                         30,768,257        37,596,101        76,933,186         8,169,683
                                                      ---------------   ---------------   ---------------   ---------------
Net asset value, offering and redemption price
        per share                                     $         10.85   $         12.50   $         14.18   $         12.92
                                                      ===============   ===============   ===============   ===============

SERIES II SHARES:
Net Assets at value                                   $    49,834,695   $    72,596,076   $   385,896,565   $    55,617,748
                                                      ===============   ===============   ===============   ===============
Shares Outstanding                                          4,599,900         5,816,076        27,270,457         4,305,533
                                                      ---------------   ---------------   ---------------   ---------------
Net asset value, offering and redemption price
        per share                                     $         10.83   $         12.48   $         14.15   $         12.92
                                                      ===============   ===============   ===============   ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - June 30, 2003 (Unaudited)

                                                           U.S GOVERNMENT          MONEY           SMALL CAP        INTERNATIONAL
                                                             SECURITIES            MARKET            INDEX              INDEX
                                                                TRUST              TRUST             TRUST              TRUST
                                                           ---------------    ---------------   ---------------    ---------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)        $ 1,034,025,507    $ 1,466,773,147   $   114,484,917    $    79,262,733
Repurchase agreements, at value                                291,047,000         32,211,000           353,000            660,000
Cash                                                                   749                692                16              1,567
Foreign currency                                                         -                  -                 -            608,305
Receivables:
        Investments sold                                                 -                  -            45,424                  -
        Variation margin for open futures contracts                 65,625                  -            57,750                  -
        Dividends and interest                                   3,387,075                823            90,622            117,040
        Foreign tax withholding reclaims                                 -                  -                 -             35,368
Other assets                                                        17,623             34,364             1,477              1,224
                                                           ---------------    ---------------   ---------------    ---------------
        TOTAL ASSETS                                         1,328,543,579      1,499,020,026       115,033,206         80,686,237
                                                           ---------------    ---------------   ---------------    ---------------

LIABILITIES
Payables:
        Investments purchased                                  476,906,497                  -                 -                  -
        Variation margin for open futures contracts                      -                  -                 -             53,869
        Dividend and interest withholding tax                            -                  -                33              9,908
        Other payables and accrued expenses                         92,620            134,374             6,760              6,193
        Dividends                                                        -             72,755                 -                  -
        Collateral for securities lending                                -                  -        17,408,934         12,543,861
Deferred mortgage dollar roll income                                27,973                  -                 -                  -
                                                           ---------------    ---------------   ---------------    ---------------
        TOTAL LIABILITIES                                      477,027,090            207,129        17,415,727         12,613,831
                                                           ---------------    ---------------   ---------------    ---------------
NET ASSETS                                                 $   851,516,489    $ 1,498,812,897   $    97,617,479    $    68,072,406
                                                           ===============    ===============   ===============    ===============

NET ASSETS CONSIST OF:
Undistributed net investment income                        $    10,955,708                  -   $       391,957    $       747,709
Accumulated undistributed net realized gain (loss)
        on investments, options, foreign currency and
        forward foreign currency contracts                       1,291,869                  -       (10,752,774)        (5,470,182)
Unrealized appreciation (depreciation) on:
        Investments                                             21,324,561                  -         3,167,958        (17,765,958)
        Futures contracts                                         (400,269)                 -          (341,040)          (161,353)
        Foreign currency and forward foreign currency
           contracts                                                     -                  -                 -                605
Capital shares at par value of $.01                                608,124    $     1,498,813            94,792             90,889
Additional paid-in capital                                     817,736,496      1,497,314,084       105,056,586         90,630,696
                                                           ---------------    ---------------   ---------------    ---------------
NET ASSETS                                                 $   851,516,489    $ 1,498,812,897   $    97,617,479    $    68,072,406
                                                           ===============    ===============   ===============    ===============
Investments in securities, including repurchase
        agreements, at identified cost                     $ 1,303,747,946    $ 1,498,984,147   $   111,669,959    $    97,688,691
                                                           ---------------    ---------------   ---------------    ---------------
Investments in foreign currency, at identified cost                      -                  -                 -    $       612,229
                                                           ===============    ===============   ===============    ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                        $   636,507,968    $ 1,270,769,170   $    78,954,346    $    57,854,183
                                                           ===============    ===============   ===============    ===============
Shares Outstanding                                              45,443,132        127,076,917         7,664,446          7,724,922
                                                           ---------------    ---------------   ---------------    ---------------
Net asset value, offering and redemption price per share   $         14.01    $         10.00   $         10.30    $          7.49
                                                           ===============    ===============   ===============    ===============

SERIES II SHARES:
Net Assets at value                                        $   215,008,521    $   228,043,727   $    18,663,133    $    10,218,223
                                                           ===============    ===============   ===============    ===============
Shares Outstanding                                              15,369,238         22,804,373         1,814,741          1,363,952
                                                           ---------------    ---------------   ---------------    ---------------
Net asset value, offering and redemption price per share   $         13.99    $         10.00   $         10.28    $          7.49
                                                           ===============    ===============   ===============    ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                          MID CAP          TOTAL STOCK            500             LIFESTYLE
                                                           INDEX           MARKET INDEX          INDEX         AGGRESSIVE 1000
                                                           TRUST              TRUST              TRUST              TRUST
                                                      ---------------    ---------------    ---------------    ---------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)   $   139,361,480    $   108,920,844    $   909,280,330     $  302,831,323
Repurchase agreements, at value                               319,000          2,162,000          2,558,000                  -
Cash                                                              411                158                  -                  -
Receivables:
        Investments sold                                      420,005              6,570          1,456,234                  -
        Variation margin for open futures contracts                 -              2,550                  -                  -
        Dividends and interest                                 67,620            107,790          1,068,671                  -
Other assets                                                    2,118              1,573             15,467                923
                                                      ---------------    ---------------    ---------------    ---------------
        TOTAL ASSETS                                      140,170,634        111,201,485        914,378,702        302,832,246
                                                      ---------------    ---------------    ---------------    ---------------

LIABILITIES
Payables:
        Investments purchased                                 319,638                  -                  -                  -
        Variation margin for open futures contracts            11,200                  -                  -                  -
        Dividend and interest withholding tax                       -                 34                  -                  -
        Due to custodian                                            -                  -                333                378
        Other payables and accrued expenses                     8,696              7,190             69,722              5,793
        Collateral for securities lending                  15,478,111          4,896,052         19,599,443                  -
                                                      ---------------    ---------------    ---------------    ---------------
        TOTAL LIABILITIES                                  15,817,645          4,903,276         19,669,498              6,171
                                                      ---------------    ---------------    ---------------    ---------------
NET ASSETS                                            $   124,352,989    $   106,298,209    $   894,709,204     $  302,826,075
                                                      ===============    ===============    ===============    ===============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)            $       340,307    $       447,594    $     4,607,351    ($       90,235)
Accumulated undistributed net realized loss on
        investments and futures                              (998,347)        (2,701,460)       (38,988,833)       (72,288,325)
Unrealized appreciation (depreciation) on:
        Investments                                        (6,034,945)       (18,104,864)      (205,920,491)        20,539,089
        Futures contracts                                     (30,934)          (204,157)          (263,415)                 -
Capital shares at par value of $.01                           102,602            123,949          1,066,994            334,205
Additional paid-in capital                                130,974,306        126,737,147      1,134,207,598        354,331,341
                                                      ---------------    ---------------    ---------------    ---------------
NET ASSETS                                            $   124,352,989    $   106,298,209    $   894,709,204     $  302,826,075
                                                      ===============    ===============    ===============    ===============
Investments in securities, including repurchase
        agreements, at identified cost                $   145,715,425    $   129,187,708    $ 1,117,758,821     $  282,292,234
                                                      ===============    ===============    ===============    ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                   $   101,149,499    $    90,905,078    $   819,967,135     $  236,024,164
                                                      ===============    ===============    ===============    ===============
Shares Outstanding                                          8,343,404         10,597,038         97,761,958         26,048,090
                                                      ---------------    ---------------    ---------------    ---------------
Net asset value, offering and redemption price
        per share                                     $         12.12    $          8.58    $          8.39     $         9.06
                                                      ===============    ===============    ===============    ===============

SERIES II SHARES:
Net Assets at value                                   $    23,203,490    $    15,393,131    $    74,742,069     $   66,801,911
                                                      ===============    ===============    ===============    ===============
Shares Outstanding                                          1,916,748          1,797,890          8,937,471          7,372,427
                                                      ---------------    ---------------    ---------------    ---------------
Net asset value, offering and redemption price
        per share                                     $         12.11    $          8.56    $          8.36     $         9.06
                                                      ===============    ===============    ===============    ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                           LIFESTYLE          LIFESTYLE          LIFESTYLE          LIFESTYLE
                                                           GROWTH 820        BALANCED 640       MODERATE 460     CONSERVATIVE 280
                                                             TRUST              TRUST              TRUST              TRUST
                                                        ---------------    ---------------    ---------------    ----------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)      $1,214,277,975     $1,417,557,648     $  551,883,284     $  410,405,203
Other assets                                                      3,639              3,783              1,252                844
                                                        ---------------    ---------------    ---------------    ---------------
        TOTAL ASSETS                                      1,214,281,614      1,417,561,431        551,884,536        410,406,047
                                                        ---------------    ---------------    ---------------    ---------------

LIABILITIES
Payables:
        Due to custodian                                          7,459              2,919              5,767              4,040
        Other payables and accrued expenses                      20,217             21,596              8,346              5,597
                                                        ---------------    ---------------    ---------------    ---------------
        TOTAL LIABILITIES                                        27,676             24,515             14,113              9,637
                                                        ---------------    ---------------    ---------------    ---------------
NET ASSETS                                               $1,214,253,938     $1,417,536,916     $  551,870,423     $  410,396,410
                                                        ===============    ===============    ===============    ===============

NET ASSETS CONSIST OF:
Undistributed net investment loss                       ($      361,617)   ($      419,053)   ($      173,000)   ($      132,543)
Accumulated undistributed net
        realized loss on investments                       (228,400,856)      (178,627,386)       (34,780,944)        (6,055,605)
Unrealized appreciation on investments                       84,728,257         84,948,621         25,294,725         14,403,055
Capital shares at par value of $.01                           1,191,067          1,283,383            468,632            315,148
Additional paid-in capital                                1,357,097,087      1,510,351,351        561,061,010        401,866,355
                                                        ---------------    ---------------    ---------------    ---------------
NET ASSETS                                               $1,214,253,938     $1,417,536,916     $  551,870,423     $  410,396,410
                                                        ===============    ===============    ===============    ===============
Investments in securities, including repurchase
        agreements, at identified cost                   $1,129,549,718     $1,332,609,027     $  526,588,559     $  396,002,148
                                                        ===============    ===============    ===============    ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                      $  909,841,304     $1,038,980,052     $  384,019,119     $  296,953,742
                                                        ===============    ===============    ===============    ===============
Shares Outstanding                                           89,246,536         94,065,066         32,609,608         22,803,598
                                                        ---------------    ---------------    ---------------    ---------------
Net asset value, offering and redemption price
        per share                                        $        10.19     $        11.05     $        11.78     $        13.02
                                                        ===============    ===============    ===============    ===============

SERIES II SHARES:
Net Assets at value                                      $  304,412,634     $  378,556,864     $  167,851,304     $  113,442,668
                                                        ===============    ===============    ===============    ===============
Shares Outstanding                                           29,860,127         34,273,188         14,253,597          8,711,188
                                                        ---------------    ---------------    ---------------    ---------------
Net asset value, offering and redemption price
        per share                                        $        10.19     $        11.05     $        11.78     $        13.02
                                                        ===============    ===============    ===============    ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                                    SMALL-MID      INTERNATIONAL      HIGH GRADE      AMERICAN
                                                                       CAP         EQUITY SELECT         BOND          GROWTH
                                                                      TRUST            TRUST            TRUST           TRUST
                                                                  -------------    -------------    -------------   -------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)                $116,110,715    $  80,636,500    $ 120,622,253    $ 49,080,149
Repurchase agreements, at value                                               -        3,547,000        2,697,000               -
Cash                                                                          -            2,694            1,976               -
Foreign currency                                                              -          166,170                -               -
Receivables:
        Dividends and interest                                           80,215           57,149        1,529,510               -
        Foreign tax withholding reclaims                                      -           12,530                -               -
Other assets                                                              1,711            1,243            2,111             116
                                                                  -------------    -------------    -------------   -------------
        TOTAL ASSETS                                                116,192,641       84,423,286      124,852,850      49,080,265
                                                                  -------------    -------------    -------------   -------------

LIABILITIES
Payables:
        Investments purchased                                           215,250                -                -               -
        Variation margin for open futures contracts                           -            5,711                -               -
        Due to custodian                                                    757                -                -               -
        Other payables and accrued expenses                               9,435            7,002           25,559           1,003
        Collateral for securities lending                             9,611,849        8,878,033                -               -
                                                                  -------------    -------------    -------------   -------------
        TOTAL LIABILITIES                                             9,837,291        8,890,746           25,559           1,003
                                                                  -------------    -------------    -------------   -------------
NET ASSETS                                                         $106,355,350    $  75,532,540    $ 124,827,291    $ 49,079,262
                                                                  =============    =============    =============   =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                        ($    123,912)   $     733,984    $   1,455,610   ($    16,853)
Accumulated undistributed net realized gain (loss) on
        investments, options, foreign currency and forward
        foreign currency contracts                                   (1,433,880)        (277,503)       2,005,784               -
Unrealized appreciation on:
        Investments                                                   5,353,083        3,544,277        1,727,090         710,014
        Foreign currency and forward foreign currency contracts               -            1,011                -               -
Capital shares at par value of $.01                                     100,974           66,468           87,703          36,729
Additional paid-in capital                                          102,459,085       71,464,303      119,551,104      48,349,372
                                                                  -------------    -------------    -------------   -------------
NET ASSETS                                                         $106,355,350    $  75,532,540    $ 124,827,291    $ 49,079,262
                                                                  =============    =============    =============   =============
Investments in securities, including repurchase agreements, at
        identified cost                                            $110,757,632    $  80,639,223    $ 121,592,163    $ 48,370,135
                                                                  -------------    -------------    -------------   -------------
Investments in foreign currency, at identified cost                           -    $     166,105                -               -
                                                                  =============    =============    =============   =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                                $ 79,135,270    $  56,521,786    $  90,924,072               -
                                                                  =============    =============    =============   =============
Shares Outstanding                                                    7,510,785        4,972,814        6,386,417               -
                                                                  -------------    -------------    -------------   =============
Net asset value, offering and redemption price per share           $      10.54    $       11.37    $       14.24               -
                                                                  =============    =============    =============   =============

SERIES II SHARES:
Net Assets at value                                                $ 27,220,080    $  19,010,754    $  33,903,219    $ 49,079,262
                                                                  =============    =============    =============   =============
Shares Outstanding                                                    2,586,649        1,673,969        2,383,875       3,672,919
                                                                  -------------    -------------    -------------   -------------
Net asset value, offering and redemption price per share           $      10.52    $       11.36    $       14.22    $      13.36
                                                                  =============    =============    =============   =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                                     AMERICAN         AMERICAN    AMERICAN BLUE CHIP
                                                                  INTERNATIONAL    GROWTH-INCOME   INCOME AND GROWTH
                                                                       TRUST            TRUST            TRUST
                                                                  -------------     ------------  ------------------
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)                $ 84,643,778     $ 25,223,700     $ 76,076,653
Other assets                                                              1,359              116            1,007
                                                                  -------------     ------------    -------------
        TOTAL ASSETS                                                 84,645,137       25,223,816       76,077,660
                                                                  -------------     ------------    -------------

LIABILITIES
Payables:
        Other payables and accrued expenses                               2,652              963            2,155
                                                                  -------------     ------------    -------------
        TOTAL LIABILITIES                                                 2,652              963            2,155
                                                                  -------------     ------------    -------------
NET ASSETS                                                         $ 84,642,485     $ 25,222,853     $ 76,075,505
                                                                  =============     ============    =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                        ($     32,109)    $     27,664    ($     51,212)
Accumulated undistributed net realized gain on investments               17,291                -                -
Unrealized appreciation on investments                                4,017,318          213,596        3,402,960
Capital shares at par value of $.01                                      64,134           18,900           57,340
Additional paid-in capital                                           80,575,851       24,962,693       72,666,417
                                                                  -------------     ------------    -------------
NET ASSETS                                                         $ 84,642,485     $ 25,222,853     $ 76,075,505
                                                                  =============     ============    =============
Investments in securities, including repurchase agreements, at
        identified cost                                            $ 80,626,460     $ 25,010,104     $ 72,673,693
                                                                  =============     ============    =============

NET ASSET VALUES:
SERIES II SHARES:
Net Assets at value                                                $ 84,642,485     $ 25,222,853     $ 76,075,505
                                                                  =============     ============    =============
Shares Outstanding                                                    6,413,352        1,890,005        5,734,022
                                                                  -------------     ------------    -------------
Net asset value, offering and redemption price per share           $      13.20     $      13.35     $      13.27
                                                                  =============     ============    =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                          SCIENCE &     PACIFIC RIM      HEALTH       EMERGING
                                                         TECHNOLOGY      EMERGING       SCIENCES      GROWTH
                                                            TRUST      MARKETS TRUST     TRUST        TRUST *
                                                        ------------   -------------   -----------   ---------
Investment Income:
     Interest                                           $    150,910   $       3,253   $    17,699   $     551
     Dividends                                               607,635         765,889       176,582       2,371
     Securities lending                                       27,596          12,848        10,988           -
     Less: Foreign taxes withheld                            (38,171)        (80,602)       (2,304)        (35)
                                                        ------------   -------------   -----------   ---------
     Total income                                            747,970         701,388       202,965       2,887
                                                        ------------   -------------   -----------   ---------

Expenses:
     Investment adviser fee (Note 5)                       1,954,993         166,428       432,109       3,553
     Distribution fee for Series I (Note 6)                  293,852          32,034        51,025         364
     Distribution fee for Series II (Note 6)                  34,777           8,467        40,139         927
     Custodian fee                                            78,823          88,370        45,880       8,058
     Fund administration fees (Note 5)                        28,146           3,579         5,602          69
     Printing and postage fees                                57,223           2,279         3,578          63
     Audit and legal fees                                     82,251           4,910         3,545       1,343
     Registration and filing fees                              3,683             477           763          13
     Trustees fees and expenses (Note 7)                       3,849             495           798          69
     Miscellaneous                                             6,772           3,799         1,614          16
                                                        ------------   -------------   -----------   ---------
     Expenses before reductions by investment adviser      2,544,369         310,838       585,053      14,475
     Less reductions of expenses by investment adviser
       (Note 5)                                              (47,705)              -       (10,556)     (7,094)
                                                        ------------   -------------   -----------   ---------
     Total expenses                                        2,496,664         310,838       574,497       7,381
                                                        ------------   -------------   -----------   ---------
Net investment income (loss)                              (1,748,694)        390,550      (371,532)     (4,494)
                                                        ------------   -------------   -----------   ---------

Realized and unrealized gain on investments, written
     options contracts, foreign currency and forward
     foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                             (55,066,821)     (2,426,471)   (2,352,381)     78,209
     Written options contracts                                     -               -        19,572           -
     Foreign currency and forward foreign currency
       contracts                                             (18,684)        (17,812)       (6,259)          -
Change in unrealized appreciation (depreciation) on:
     Investments                                         136,212,325       5,629,732    23,234,884     166,296
     Written options contracts                                     -               -      (291,329)          -
     Translation of foreign currency and forward
       foreign currency contracts                                567          (3,238)            8           -
                                                        ------------   -------------   -----------   ---------
     Net gain on investments, written options
       contracts, foreign currency and forward foreign
       currency contracts                                 81,127,387       3,182,211    20,604,495     244,505
                                                        ------------   -------------   -----------   ---------

Net increase in net assets resulting from operations    $ 79,378,693   $   3,572,761   $20,232,963   $ 240,011
                                                        ============   =============   ===========   =========

* For the period May 5, 2003 (commencement of operations) to June 30, 2003.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                               AGGRESSIVE      EMERGING      SMALL COMPANY     DYNAMIC
                                                                 GROWTH      SMALL COMPANY       BLEND         GROWTH
                                                                 TRUST           TRUST           TRUST          TRUST
                                                              ------------   -------------   -------------   -----------
Investment Income:
     Interest                                                 $    107,650   $      85,015   $      28,018   $    19,110
     Dividends                                                     190,343         889,401         797,484       194,469
     Securities lending                                             39,545          93,177          28,729         5,759
     Less: Foreign taxes withheld                                     (944)         (6,260)         (1,948)           (4)
                                                              ------------   -------------   -------------   -----------
     Total income                                                  336,594       1,061,333         852,283       219,334
                                                              ------------   -------------   -------------   -----------

Expenses:
     Investment adviser fee (Note 5)                             1,005,568       1,434,749         577,032       389,561
     Distribution fee for Series I (Note 6)                        161,407         219,365          79,364        59,438
     Distribution fee for Series II (Note 6)                        37,441          46,105          39,218        21,719
     Custodian fee                                                  59,894          48,272          54,291        22,264
     Fund administration fees (Note 5)                              16,977          22,268           8,970         5,125
     Printing and postage fees                                      10,904          14,192           5,637         9,230
     Audit and legal fees                                            8,597          10,952           4,995        14,904
     Registration and filing fees                                    2,276           2,972           1,199           592
     Trustees fees and expenses (Note 7)                             2,398           3,086           1,185           583
     Miscellaneous                                                   4,040           4,810           1,999         1,651
                                                              ------------   -------------   -------------   -----------
     Total expenses                                              1,309,502       1,806,771         773,890       525,067
                                                              ------------   -------------   -------------   -----------
Net investment income (loss)                                      (972,908)       (745,438)         78,393      (305,733)
                                                              ------------   -------------   -------------   -----------

Realized and unrealized gain on investments, foreign
     currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                   (11,769,698)    (22,433,418)    (12,976,673)    3,803,393
     Foreign currency and forward foreign currency contracts             -             567              11            23
Change in unrealized appreciation (depreciation) on:
     Investments                                                41,488,652      68,287,536      33,769,533    13,905,830
                                                              ------------   -------------   -------------   -----------
     Net gain on investments, foreign currency and
       forward foreign currency contracts                       29,718,954      45,854,685      20,792,871    17,709,246
                                                              ------------   -------------   -------------   -----------

Net increase in net assets resulting from operations          $ 28,746,046   $  45,109,247   $  20,871,264   $17,403,513
                                                              ============   =============   =============   ===========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                  MID CAP         NATURAL         ALL CAP        STRATEGIC
                                                                   STOCK         RESOURCES         GROWTH      OPPORTUNITIES
                                                                   TRUST           TRUST *         TRUST           TRUST
                                                                ------------   -------------   -------------   -------------
Investment Income:
     Interest                                                   $    115,188   $      17,981   $     119,449   $     127,064
     Dividends                                                       325,933         311,402       1,337,903       2,601,976
     Securities lending                                               22,810               -          16,246          56,116
     Less: Foreign taxes withheld                                     (9,143)        (28,212)         (5,031)         (1,561)
                                                                ------------   -------------   -------------   -------------
     Total income                                                    454,788         301,171       1,468,567       2,783,595
                                                                ------------   -------------   -------------   -------------

Expenses:
     Investment adviser fee (Note 5)                                 883,307         123,929       1,920,619       1,764,099
     Distribution fee for Series I (Note 6)                          140,340          14,835         333,812         369,257
     Distribution fee for Series II (Note 6)                          73,178          12,115          61,780          20,450
     Custodian fee                                                    44,802           9,460          70,856         102,714
     Fund administration fees (Note 5)                                14,852             647          33,806          38,745
     Printing and postage fees                                         9,515             642          21,804          25,133
     Audit and legal fees                                              7,570           1,266          16,143          18,577
     Registration and filing fees                                      2,012             142           4,538           5,146
     Trustees fees and expenses (Note 7)                               2,072             130           4,702           5,465
     Miscellaneous                                                     2,769             366           7,053           9,251
                                                                ------------   -------------   -------------   -------------
     Total expenses                                                1,180,417         163,532       2,475,113       2,358,837
                                                                ------------   -------------   -------------   -------------
Net investment income (loss)                                        (725,629)        137,639      (1,006,546)        424,758
                                                                ------------   -------------   -------------   -------------

Realized and unrealized gain on investments, written
     options contracts, foreign currency and forward
     foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                       8,504,975         399,417     (37,085,760)    (21,801,379)
     Written options contracts                                             -               -          18,868               -
     Foreign currency and forward foreign currency contracts          (1,438)        (97,932)         43,356          (4,326)
Change in unrealized appreciation (depreciation) on:
     Investments                                                  39,016,989       6,656,082      90,531,817      82,391,137
     Translation of foreign currency and forward foreign
       currency contracts                                                  -             (57)            652               -
                                                                ------------   -------------   -------------   -------------
     Net gain on investments, written options contracts,
       foreign currency and forward foreign currency
       contracts                                                  47,520,526       6,957,510      53,508,933      60,585,432
                                                                ------------   -------------   -------------   -------------

Net increase in net assets resulting from operations            $ 46,794,897   $   7,095,149   $  52,502,387   $  61,010,190
                                                                ============   =============   =============   =============

* For the period May 5, 2003 (commencement of operations) to June 30, 2003.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                         FINANCIAL     INTERNATIONAL                   INTERNATIONAL
                                                          SERVICES         STOCK         OVERSEAS        SMALL CAP
                                                           TRUST           TRUST           TRUST           TRUST
                                                        ------------   -------------   -------------   -------------
Investment Income:
     Interest                                           $     27,437   $      15,718   $     145,262   $   2,326,492
     Dividends                                               490,564       5,861,889       4,520,678          61,829
     Securities lending                                        4,758         134,793         100,255               -
     Less: Foreign taxes withheld                            (16,816)       (662,895)       (478,004)       (372,365)
                                                        ------------   -------------   -------------   -------------
     Total income                                            505,943       5,349,505       4,288,191       2,015,956
                                                        ------------   -------------   -------------   -------------

Expenses:
     Investment adviser fee (Note 5)                         213,865       1,192,645       1,324,504         628,972
     Distribution fee for Series I (Note 6)                   28,026         177,259         217,489          90,029
     Distribution fee for Series II (Note 6)                  28,711          77,484          71,995          22,084
     Custodian fee                                            20,353         195,666         223,139         197,065
     Fund administration fees (Note 5)                         3,415          19,262          23,306           7,774
     Printing and postage fees                                 2,170          12,283          14,574           5,028
     Audit and legal fees                                      2,583           9,684          11,445           4,759
     Registration and filing fees                                462           2,596           3,127           1,050
     Trustees fees and expenses (Note 7)                         462           2,625           3,075           1,094
     Miscellaneous                                               634           5,930           6,391           2,033
                                                        ------------   -------------   -------------   -------------
     Total expenses                                          300,681       1,695,434       1,899,045         959,888
                                                        ------------   -------------   -------------   -------------
Net investment income                                        205,262       3,654,071       2,389,146       1,056,068
                                                        ------------   -------------   -------------   -------------

Realized and unrealized gain on investments, futures
     contracts, foreign currency and forward foreign
     currency contracts:
Net realized gain (loss) on:
     Investment transactions                                (521,228)    (16,081,213)    (31,044,775)     (2,773,892)
     Foreign currency and forward foreign currency
       contracts                                                (610)        110,138           3,149        (690,011)
Change in unrealized appreciation (depreciation) on:
     Investments                                           8,319,980      25,178,556      65,090,640      27,986,021
     Translation of foreign currency and forward
       foreign currency contracts                               (368)        (19,691)         13,718           3,886
                                                        ------------   -------------   -------------   -------------
     Net gain on investments, futures contracts,
       foreign currency and forward foreign currency
       contracts                                           7,797,774       9,187,790      34,062,732      24,526,004
                                                        ------------   -------------   -------------   -------------

Net increase in net assets resulting from operations    $  8,003,036   $  12,841,861   $  36,451,878   $  25,582,072
                                                        ============   =============   =============   =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                              INTERNATIONAL   QUANTITATIVE      MID CAP         GLOBAL
                                                                 VALUE          MID CAP          CORE           EQUITY
                                                                 TRUST           TRUST          TRUST *         TRUST
                                                              -------------  -------------   -------------   -------------
Investment Income:
     Interest                                                 $     45,729   $      16,370   $      11,988   $      16,715
     Dividends                                                   7,706,494         300,637          27,336       4,670,740
     Securities lending                                            251,373           9,280               -          55,584
     Less: Foreign taxes withheld                                 (886,845)           (485)              -        (356,441)
                                                              ------------   -------------   -------------   -------------
     Total income                                                7,116,751         325,802          39,324       4,386,598
                                                              ------------   -------------   -------------   -------------

Expenses:
     Investment adviser fee (Note 5)                             1,153,094         269,122          28,983       1,290,996
     Distribution fee for Series I (Note 6)                        161,456          59,733           3,509         249,370
     Distribution fee for Series II (Note 6)                       115,097           5,534           4,162          20,601
     Custodian fee                                                 172,324          25,794           5,608         190,231
     Fund administration fees (Note 5)                              19,347           5,762             198          25,499
     Printing and postage fees                                      12,050           3,697             193          16,330
     Audit and legal fees                                            9,575           3,645           1,152          12,457
     Registration and filing fees                                    2,609             777              42           3,407
     Trustees fees and expenses (Note 7)                             2,592             799              69           3,534
     Miscellaneous                                                   4,034           1,203             102           8,739
                                                              ------------   -------------   -------------   -------------
     Total expenses                                              1,652,178         376,066          44,018       1,821,164
                                                              ------------   -------------   -------------   -------------
Net investment income (loss)                                     5,464,573         (50,264)         (4,694)      2,565,434
                                                              ------------   -------------   -------------   -------------

Realized and unrealized gain on investments, foreign
     currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                   (10,633,327)        358,518         123,784     (18,288,556)
     Foreign currency and forward foreign currency contracts      (331,611)              -               -       2,193,008
Change in unrealized appreciation (depreciation) on:
     Investments                                                39,392,517      11,710,452       1,437,312      47,213,077
     Translation of foreign currency and forward
       foreign currency contracts                                    6,721               -               -         433,306
                                                              ------------   -------------   -------------   -------------
     Net gain on investments, foreign currency and
       forward foreign currency contracts                       28,434,300      12,068,970       1,561,096      31,550,835
                                                              ------------   -------------   -------------   -------------

Net increase in net assets resulting from operations          $ 33,898,873   $  12,018,706   $   1,556,402   $  34,116,269
                                                              ============   =============   =============   =============

* For the period May 5, 2003 (commencement of operations) to June 30, 2003.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                       STRATEGIC        CAPITAL       QUANTITATIVE      ALL CAP
                                                                         GROWTH       APPRECIATION      ALL CAP          CORE
                                                                         TRUST           TRUST          TRUST *          TRUST
                                                                      ------------   -------------   -------------   -------------
Investment Income:
     Interest                                                         $     56,378   $      35,091   $         436   $      53,323
     Dividends                                                             687,879         649,116           7,545       1,693,904
     Securities lending                                                      2,281           6,855               -           8,407
     Less: Foreign taxes withheld                                           (2,988)        (17,716)            (42)           (165)
                                                                      ------------   -------------   -------------   -------------
     Total income                                                          743,550         673,346           7,939       1,755,469
                                                                      ------------   -------------   -------------   -------------

Expenses:
     Investment adviser fee (Note 5)                                       641,155         491,638           3,137         834,812
     Distribution fee for Series I (Note 6)                                101,274          74,577             360         175,157
     Distribution fee for Series II (Note 6)                                62,900          55,418             849           8,707
     Custodian fee                                                          55,081          37,162           6,089          54,168
     Fund administration fees (Note 5)                                      10,574           7,989              68          18,526
     Printing and postage fees                                               6,705           5,131              63          11,986
     Audit and legal fees                                                    5,721           4,577           1,118           9,243
     Registration and filing fees                                            1,438           1,091              13           2,485
     Trustees fees and expenses (Note 7)                                     1,447           1,277              31           2,419
     Miscellaneous                                                           2,225           1,331              18           4,305
                                                                      ------------   -------------   -------------   -------------
     Expenses before reductions by investment adviser                      888,520         680,191          11,746       1,121,808
     Less reductions of expenses by investment adviser (Note 5)                  -               -          (4,987)              -
                                                                      ------------   -------------   -------------   -------------
     Total expenses                                                        888,520         680,191           6,759       1,121,808
                                                                      ------------   -------------   -------------   -------------
Net investment income (loss)                                              (144,970)         (6,845)          1,180         633,661
                                                                      ------------   -------------   -------------   -------------

Realized and unrealized gain on investments, futures,
     written options, foreign currency and forward
     foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                            (5,909,250)     (5,018,593)         53,967      (1,127,859)
     Futures contracts                                                           -               -               -       2,752,095
     Foreign currency and forward foreign currency contracts                   (59)              -               -               -
Change in unrealized appreciation (depreciation) on:
     Investments                                                        28,675,371      20,493,448         105,975      24,218,489
     Futures contracts                                                           -               -               -         (68,648)
     Written options contracts                                                   -             460               -               -
     Translation of foreign currency and forward foreign
       currency contracts                                                       37               -               -               -
                                                                      ------------   -------------   -------------   -------------
     Net gain on investments, futures, written options, foreign
       currency and forward foreign currency contracts                  22,766,099      15,475,315         159,942      25,774,077
                                                                      ------------   -------------   -------------   -------------

Net increase in net assets resulting from operations                  $ 22,621,129   $  15,468,470   $     161,122   $  26,407,738
                                                                      ============   =============   =============   =============

* For the period May 5, 2003 (commencement of operations) to June 30, 2003.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                                                  U.S. LARGE
                                                                     LARGE CAP    QUANTITATIVE   BLUE CHIP         CAP TRUST
                                                                      GROWTH         EQUITY       GROWTH      (FORMERLY, U.S. LARGE
                                                                       TRUST          TRUST        TRUST         CAP VALUE TRUST)
                                                                    ------------  ------------  ------------  ---------------------
Investment Income:
      Interest                                                      $     39,203  $     40,205  $     45,130  $             263,091
      Dividends                                                        2,636,047     1,847,632     5,803,766              3,000,389
      Securities lending                                                  24,454         7,113        42,360                 25,153
      Less: Foreign taxes withheld                                       (10,924)       (9,242)      (40,471)               (48,708)
                                                                    ------------  ------------  ------------  ---------------------
      Total income                                                     2,688,780     1,885,708     5,850,785              3,239,925
                                                                    ------------  ------------  ------------  ---------------------

Expenses:
      Investment adviser fee (Note 5)                                  1,535,603       733,070     4,222,113              1,631,433
      Distribution fee for Series I (Note 6)                             273,461       176,541       812,947                278,659
      Distribution fee for Series II (Note 6)                             78,540        15,695       152,194                137,384
      Custodian fee                                                       80,337        41,759       122,251                 63,526
      Fund administration fees (Note 5)                                   28,928        18,482        82,900                 31,875
      Printing and postage fees                                           18,496        11,779        52,915                 19,935
      Audit and legal fees                                                13,917         9,288        37,758                 14,889
      Registration and filing fees                                         3,884         2,461        11,116                  4,277
      Trustees fees and expenses (Note 7)                                  4,015         2,600        11,520                  4,386
      Miscellaneous                                                        6,065         4,147        18,502                 10,988
                                                                    ------------  ------------  ------------  ---------------------
      Expenses before reductions by investment adviser                 2,043,246     1,015,822     5,524,216              2,197,352
      Less reductions of expenses by investment adviser (Note 5)               -             -      (134,994)                     -
                                                                    ------------  ------------  ------------  ---------------------
      Total expenses                                                   2,043,246     1,015,822     5,389,222              2,197,352
                                                                    ------------  ------------  ------------  ---------------------
Net investment income                                                    645,534       869,886       461,563              1,042,573
                                                                    ------------  ------------  ------------  ---------------------

Realized and unrealized gain on investments, futures contracts, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
      Investment transactions                                        (22,922,318)  (28,805,722)  (48,893,124)           (27,756,844)
      Futures contracts                                                        -       121,935             -                      -
      Foreign currency and forward foreign currency contracts              2,453             -       (49,821)                     -
Change in unrealized appreciation (depreciation) on:
      Investments                                                     60,395,338    48,341,395   202,166,319            101,245,112
      Translation of foreign currency and forward foreign currency
        contracts                                                            (28)            -             -                      -
                                                                    ------------  ------------  ------------  ---------------------
      Net gain on investments, futures contracts, foreign currency
        and forward foreign currency contracts                        37,475,445    19,657,608   153,223,374             73,488,268
                                                                    ------------  ------------  ------------  ---------------------
Net increase in net assets resulting from operations                $ 38,120,979  $ 20,527,494  $153,684,937  $          74,530,841
                                                                    ============  ============  ============  =====================

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                           STRATEGIC
                                                                           VALUE TRUST         LARGE CAP                REAL ESTATE
                                                                       (FORMERLY, CAPITAL        VALUE      UTILITIES   SECURITIES
                                                                       OPPORTUNITIES TRUST)      TRUST *      TRUST        TRUST
                                                                      ----------------------  -----------  -----------  -----------
Investment Income:
      Interest                                                        $               19,505  $     9,389  $    86,485  $    40,707
      Dividends                                                                      450,941          283      467,023   11,434,614
      Securities lending                                                               3,265            -        1,983       14,325
      Less: Foreign taxes withheld                                                    (1,312)         (32)     (10,731)     (25,246)
                                                                      ----------------------  -----------  -----------  -----------
      Total income                                                                   472,399        9,640      544,760   11,464,400
                                                                      ----------------------  -----------  -----------  -----------

Expenses:
      Investment adviser fee (Note 5)                                                217,244        4,601      122,846    1,155,101
      Distribution fee for Series I (Note 6)                                          34,550          402       17,602      237,503
      Distribution fee for Series II (Note 6)                                         20,765        1,209       16,256      119,634
      Custodian fee                                                                   56,388        8,877       56,677       49,078
      Fund administration fees (Note 5)                                                2,916           71        1,989       24,022
      Printing and postage fees                                                        1,883           66        1,278       15,419
      Audit and legal fees                                                             2,436        1,119        2,035       11,525
      Registration and filing fees                                                       398           14          270        3,278
      Trustees fees and expenses (Note 7)                                                411           34          287        3,272
      Miscellaneous                                                                      766           17          438        4,520
                                                                      ----------------------  -----------  -----------  -----------
      Expenses before reductions by investment adviser                               337,757       16,410      219,678    1,623,352
      Less reductions of expenses by investment adviser (Note 5)                           -       (7,130)           -            -
                                                                      ----------------------  -----------  -----------  -----------
      Total expenses                                                                 337,757        9,280      219,678    1,623,352
                                                                      ----------------------  -----------  -----------  -----------
Net investment income                                                                134,642          360      325,082    9,841,048
                                                                      ----------------------  -----------  -----------  -----------

Realized and unrealized gain on investments, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:
      Investment transactions                                                       (663,366)      23,965      681,092   (2,472,096)
      Foreign currency and forward foreign currency contracts                            (28)           -       (2,042)         (32)
Change in unrealized appreciation (depreciation) on:
      Investments                                                                 10,848,527      222,898    5,354,307   46,525,541
      Translation of foreign currency and forward foreign currency
        contracts                                                                          -            -         (614)           -
                                                                      ----------------------  -----------  -----------  -----------
      Net gain on investments, foreign currency and forward foreign
        currency contracts                                                        10,185,133      246,863    6,032,743   44,053,413
                                                                      ----------------------  -----------  -----------  -----------
Net increase in net assets resulting from operations                  $           10,319,775  $   247,223  $ 6,357,825  $53,894,461
                                                                      ======================  ===========  ===========  ===========

* For the period May 5, 2003 (commencement of operations) to June 30, 2003.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                        SMALL CAP    SMALL COMPANY     SPECIAL       MID CAP
                                                                      OPPORTUNITIES      VALUE          VALUE         VALUE
                                                                         TRUST *          TRUST        TRUST *        TRUST
                                                                      -------------  -------------  -------------  -------------
Investment Income:
      Interest                                                        $       8,726  $      42,918  $       1,672  $      64,110
      Dividends                                                              69,026      2,641,500         14,799      3,106,462
      Securities lending                                                          -         39,403              -         16,341
      Less: Foreign taxes withheld                                             (282)             -              -        (16,381)
                                                                      -------------  -------------  -------------  -------------
      Total income                                                           77,470      2,723,821         16,471      3,170,532
                                                                      -------------  -------------  -------------  -------------

Expenses:
      Investment adviser fee (Note 5)                                        44,101      1,626,720         12,125      1,312,744
      Distribution fee for Series I (Note 6)                                  5,611        222,193          1,587        186,990
      Distribution fee for Series II (Note 6)                                 4,057        114,164          1,013        153,161
      Custodian fee                                                           7,426         54,546          8,300         52,427
      Fund administration fees (Note 5)                                         265         24,414            105         22,044
      Printing and postage fees                                                 260         15,420             99         14,010
      Audit and legal fees                                                    1,169         11,719          1,128         10,736
      Registration and filing fees                                               57          3,292             21          2,992
      Trustees fees and expenses (Note 7)                                        60          3,384             34          2,922
      Miscellaneous                                                             141          4,675             49          3,843
                                                                      -------------  -------------  -------------  -------------
      Expenses before reductions by investment adviser                       63,147      2,080,527         24,461      1,761,869
      Less reductions of expenses by investment adviser (Note 5)                  -              -         (3,000)             -
                                                                      -------------  -------------  -------------  -------------
      Total expenses                                                         63,147      2,080,527         21,461      1,761,869
                                                                      -------------  -------------  -------------  -------------
Net investment income (loss)                                                 14,323        643,294         (4,990)     1,408,663
                                                                      -------------  -------------  -------------  -------------

Realized and unrealized gain on investments, futures contracts, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
      Investment transactions                                                38,647      1,228,541         58,165     (2,639,780)
      Futures contracts                                                     931,139              -              -              -
Change in unrealized depreciation on:
      Investments                                                         2,082,442     46,653,416        518,291     21,940,129
      Futures contracts                                                    (107,756)             -              -              -
      Translation of foreign currency and forward foreign currency
        contracts                                                               (13)             -              -              -
                                                                      -------------  -------------  -------------  -------------
      Net gain on investments, futures contracts, foreign currency
        and forward foreign currency contracts                            2,944,459     47,881,957        576,456     19,300,349
                                                                      -------------  -------------  -------------  -------------
Net increase in net assets resulting from operations                  $   2,958,782  $  48,525,251  $     571,466  $  20,709,012
                                                                      =============  =============  =============  =============

* For the period May 5, 2003 (commencement of operations) to June 30, 2003.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                      ALL CAP        EQUITY     FUNDAMENTAL
                                                                         VALUE         VALUE          INDEX        VALUE
                                                                         TRUST         TRUST          TRUST        TRUST
                                                                      ------------  ------------  ------------  ------------
Investment Income:
      Interest                                                        $     11,771  $     27,813  $      7,049  $    159,599
      Dividends                                                          2,269,781       656,485       623,805     3,062,393
      Securities lending                                                    11,394         6,244           583        15,038
      Less: Foreign taxes withheld                                         (12,132)      (10,126)            -       (33,306)
                                                                      ------------  ------------  ------------  ------------
      Total income                                                       2,280,814       680,416       631,437     3,203,724
                                                                      ------------  ------------  ------------  ------------

Expenses:
      Investment adviser fee (Note 5)                                      756,250       314,393        88,405     1,366,072
      Distribution fee for Series I (Note 6)                               165,362        46,621             -       204,039
      Distribution fee for Series II (Note 6)                               23,771        34,707             -       155,623
      Custodian fee                                                         50,901        25,682        63,454        52,034
      Fund administration fees (Note 5)                                     17,786         2,988         5,237        22,017
      Printing and postage fees                                             11,296         1,965         3,342        14,132
      Audit and legal fees                                                   8,942         2,370         3,323        10,727
      Registration and filing fees                                           2,365           416         2,481         3,003
      Trustees fees and expenses (Note 7)                                    2,489           459           730         2,943
      Miscellaneous                                                          5,545           977         1,683         3,761
                                                                      ------------  ------------  ------------  ------------
      Expenses before reductions by investment adviser                   1,044,707       430,578       168,655     1,834,351
      Less reductions of expenses by investment adviser (Note 5)                 -             -       (27,207)            -
                                                                      ------------  ------------  ------------  ------------
      Total expenses                                                     1,044,707       430,578       141,448     1,834,351
                                                                      ------------  ------------  ------------  ------------
Net investment income                                                    1,236,107       249,838       489,989     1,369,373
                                                                      ------------  ------------  ------------  ------------

Realized and unrealized gain on investments, futures contracts, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
      Investment transactions                                          (46,255,025)   (3,662,814)     (519,089)   (1,400,283)
      Futures contracts                                                          -             -        41,566             -
      Foreign currency and forward foreign currency contracts                    -             -             -            45
Change in unrealized appreciation on:
      Investments                                                       72,840,462    15,867,034     7,704,066    42,895,997
      Futures contracts                                                          -             -        33,474             -
      Translation of foreign currency and forward foreign currency
        contracts                                                                -             -             -            58
                                                                      ------------  ------------  ------------  ------------
      Net gain on investments, futures contracts, foreign currency
        and forward foreign currency contracts                          26,585,437    12,204,220     7,260,017    41,495,817
                                                                      ------------  ------------  ------------  ------------
Net increase in net assets resulting from operations                  $ 27,821,544  $ 12,454,058  $  7,750,006  $ 42,865,190
                                                                      ============  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                        GROWTH &                      INCOME &
                                                                         INCOME      EQUITY-INCOME      VALUE        BALANCED
                                                                          TRUST          TRUST          TRUST         TRUST
                                                                      -------------  -------------  -------------  -------------
Investment Income:
      Interest                                                        $      78,216  $     224,214  $   3,552,765  $   1,307,777
      Dividends                                                          12,509,177     14,737,907      2,274,872        606,833
      Securities lending                                                     11,469         37,770         31,845          2,386
      Less: Foreign taxes withheld                                                -        (86,417)       (33,557)        (3,075)
                                                                      -------------  -------------  -------------  -------------
      Total income                                                       12,598,862     14,913,474      5,825,925      1,913,921
                                                                      -------------  -------------  -------------  -------------

Expenses:
      Investment adviser fee (Note 5)                                     3,952,982      4,094,248      1,585,252        398,796
      Distribution fee for Series I (Note 6)                              1,033,380        755,914        339,601         98,564
      Distribution fee for Series II (Note 6)                                95,526        221,347         61,194         15,907
      Custodian fee                                                         137,505        108,359         97,865         38,202
      Fund administration fees (Note 5)                                     106,749         77,113         33,825         10,106
      Printing and postage fees                                              68,296         49,121         21,657          6,462
      Audit and legal fees                                                   48,647         35,105         16,077          5,571
      Registration and filing fees                                           14,239         10,370          4,547          1,356
      Trustees fees and expenses (Note 7)                                    14,788         10,617          4,710          1,405
      Miscellaneous                                                          23,721         15,951          6,933          2,073
                                                                      -------------  -------------  -------------  -------------
      Expenses before reductions by investment adviser                    5,495,833      5,378,145      2,171,661        578,442
      Less reductions of expenses by investment adviser (Note 5)                  -       (131,067)             -              -
                                                                      -------------  -------------  -------------  -------------
      Total expenses                                                      5,495,833      5,247,078      2,171,661        578,442
                                                                      -------------  -------------  -------------  -------------
Net investment income                                                     7,103,029      9,666,396      3,654,264      1,335,479
                                                                      -------------  -------------  -------------  -------------

Realized and unrealized gain on investments,
      foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
      Investment transactions                                           (51,249,527)     4,235,581    (19,563,171)    (7,824,172)
Change in unrealized appreciation (depreciation) on:
      Investments                                                       185,918,694     98,320,650     78,957,629     15,188,218
      Translation of foreign currency and forward foreign currency
        contracts                                                                 -              -             78            108
                                                                      -------------  -------------  -------------  -------------
      Net gain on investments, foreign currency and forward foreign
        currency contracts                                              134,669,167    102,556,231     59,394,536      7,364,154
                                                                      -------------  -------------  -------------  -------------

Net increase in net assets resulting from operations                  $ 141,772,196  $ 112,222,627  $  63,048,800  $   8,699,633
                                                                      =============  =============  =============  =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                           GLOBAL
                                                                      ALLOCATION TRUST       HIGH        STRATEGIC       GLOBAL
                                                                     (FORMERLY, TACTICAL     YIELD         BOND           BOND
                                                                      ALLOCATION TRUST)      TRUST         TRUST          TRUST
                                                                     -------------------  ------------  ------------  ------------
Investment Income:
      Interest                                                       $            59,461  $ 20,354,602  $ 15,331,232  $  4,268,363
      Mortgage dollar rolls                                                            -             -     1,028,337             -
      Dividends                                                                  559,864       854,944        40,953        95,007
      Securities lending                                                             432        64,693        43,321         7,644
      Less: Foreign taxes withheld                                               (10,772)            -             -       (16,607)
                                                                     -------------------  ------------  ------------  ------------
      Total income                                                               608,985    21,274,239    16,443,843     4,354,407
                                                                     -------------------  ------------  ------------  ------------

Expenses:
      Investment adviser fee (Note 5)                                            231,121     1,552,840     1,524,506       723,080
      Distribution fee for Series I (Note 6)                                      40,994       304,653       317,159       151,710
      Distribution fee for Series II (Note 6)                                     12,203       169,394       115,451        67,805
      Custodian fee                                                               61,456        84,707       118,208       131,364
      Fund administration fees (Note 5)                                            4,519        28,038        30,932        14,647
      Printing and postage fees                                                    2,893        17,776        19,887         9,355
      Audit and legal fees                                                         3,095        13,646        15,262         8,256
      Registration and filing fees                                                   604         3,844         4,225         2,019
      Trustees fees and expenses (Note 7)                                            634         3,742         4,318         2,021
      Miscellaneous                                                                1,701         6,025         7,196         3,044
                                                                     -------------------  ------------  ------------  ------------
      Total expenses                                                             359,220     2,184,665     2,157,144     1,113,301
                                                                     -------------------  ------------  ------------  ------------
Net investment income                                                            249,765    19,089,574    14,286,699     3,241,106
                                                                     -------------------  ------------  ------------  ------------

Realized and unrealized gain on investments, futures, written options, swaps, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
      Investment transactions                                                (16,148,129)  (12,927,871)   11,999,699     4,146,759
      Futures contracts                                                                -    (2,013,218)            -    (1,241,625)
      Written options contracts                                                        -             -             -      (289,089)
      Interest rate swaps                                                              -             -             -    (1,181,717)
      Foreign currency and forward foreign currency contracts                    (76,039)    1,096,646       157,023     4,922,059
Change in unrealized appreciation (depreciation) on:                                                               -
      Investments                                                             22,097,092    60,453,722    19,759,715     3,668,841
      Futures contracts                                                                -    (1,928,746)            -    (1,241,625)
      Written options contracts                                                        -             -             -       280,730
      Interest rate swaps                                                              -             -             -      (509,086)
      Translation of foreign currency and forward foreign currency
        contracts                                                                 63,796       645,087       425,696      (505,120)
                                                                     -------------------  ------------  ------------  ------------
      Net gain on investments, futures, written options, swaps,
        foreign currency and forward foreign currency contracts                5,936,720    45,325,620    32,342,133     8,050,127
                                                                     -------------------  ------------  ------------  ------------
Net increase in net assets resulting from operations                 $         6,186,485  $ 64,415,194  $ 46,628,832  $ 11,291,233
                                                                     ===================  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                      DIVERSIFIED    INVESTMENT      TOTAL      REAL RETURN
                                                                          BOND      QUALITY BOND    RETURN         BOND
                                                                          TRUST         TRUST        TRUST        TRUST *
                                                                      ------------  ------------  ------------  ------------
Investment Income:
      Interest                                                        $  8,579,256  $ 14,916,411  $ 23,791,191  $    718,693
      Dividends                                                                  -        11,074             -             -
      Securities lending                                                    10,335        40,798        38,033             -
                                                                      ------------  ------------  ------------  ------------
      Total income                                                       8,589,591    14,968,283    23,829,224       718,693
                                                                      ------------  ------------  ------------  ------------

Expenses:
      Investment adviser fee (Note 5)                                    1,120,064     1,324,040     4,191,501       134,503
      Distribution fee for Series I (Note 6)                               251,146       356,926       820,890        23,657
      Distribution fee for Series II (Note 6)                               67,363       100,558       529,632        23,260
      Custodian fee                                                         77,025       150,020       245,253        10,197
      Fund administration fees (Note 5)                                     25,333        35,797        90,143         1,061
      Printing and postage fees                                             16,055        22,769        56,680         1,056
      Audit and legal fees                                                  12,592        17,380        40,655         1,775
      Registration and filing fees                                           3,448         4,878        12,302           233
      Trustees fees and expenses (Note 7)                                    3,537         4,909        12,233           244
      Miscellaneous                                                          4,834         6,875        17,092           581
                                                                      ------------  ------------  ------------  ------------
      Total expenses                                                     1,581,397     2,024,152     6,016,381       196,567
                                                                      ------------  ------------  ------------  ------------
Net investment income                                                    7,008,194    12,944,131    17,812,843       522,126
                                                                      ------------  ------------  ------------  ------------

Realized and unrealized gain on investments, futures, written options, swaps, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
      Investment transactions                                            6,724,543       (52,203)    9,874,099     5,814,964
      Futures contracts                                                          -             -    26,936,846             -
      Written options contracts                                                  -             -     1,161,966             -
      Interest rate swaps                                                        -             -    (3,341,253)            -
      Foreign currency and forward foreign currency contracts                    -             -     1,187,511             -
Change in unrealized appreciation (depreciation) on:
      Investments                                                        3,027,655    21,807,188    18,537,086    (2,065,509)
      Futures contracts                                                          -             -   (10,643,982)            -
      Written options contracts                                                  -             -    (1,470,190)            -
      Interest rate swaps                                                        -             -     2,841,034             -
      Translation of foreign currency and forward foreign currency
        contracts                                                               12             -     2,635,831             -
                                                                      ------------  ------------  ------------  ------------
      Net gain on investments, futures, written options, swaps,
        foreign currency and forward foreign currency contracts          9,752,210    21,754,985    47,718,948     3,749,455
                                                                      ------------  ------------  ------------  ------------
Net increase in net assets resulting from operations                  $ 16,760,404  $ 34,699,116  $ 65,531,791  $  4,271,581
                                                                      ============  ============  ============  ============

* For the period May 5, 2003 (commencement of operations) to June 30, 2003.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                      U.S. GOVERNMENT     MONEY       SMALL CAP    INTERNATIONAL
                                                                        SECURITIES        MARKET        INDEX          INDEX
                                                                           TRUST          TRUST         TRUST          TRUST
                                                                      ---------------  ------------  ------------  -------------
Investment Income:
      Interest                                                        $    10,418,070  $  9,830,920  $     65,792  $      43,424
      Mortgage dollar rolls                                                 4,483,592             -             -              -
      Dividends                                                                     -             -       480,366      1,124,093
      Securities lending                                                            -             -        13,979         24,425
      Less: Foreign taxes withheld                                                  -             -          (213)      (124,793)
                                                                      ---------------  ------------  ------------  -------------
      Total income                                                         14,901,662     9,830,920       559,924      1,067,149
                                                                      ---------------  ------------  ------------  -------------

Expenses:
      Investment adviser fee (Note 5)                                       2,212,279     2,779,035       142,231        122,411
      Distribution fee for Series I (Note 6)                                  522,875     1,031,615        46,939         39,202
      Distribution fee for Series II (Note 6)                                 307,774       371,934        23,225         15,639
      Custodian fee                                                           164,573       144,801         8,921          8,921
      Fund administration fees (Note 5)                                        58,808       114,528         4,816          4,019
      Printing and postage fees                                                36,756        72,577         3,068          2,567
      Audit and legal fees                                                     26,555        51,555         3,202          2,857
      Registration and filing fees                                              8,013        15,543           651            543
      Trustees fees and expenses (Note 7)                                       7,856        15,902           664            571
      Miscellaneous                                                             8,217        18,770           903            799
                                                                      ---------------  ------------  ------------  -------------
      Expenses before reductions by investment adviser                      3,353,706     4,616,260       234,620        197,529
      Less reductions of expenses by investment adviser (Note 5)                    -             -             -         (4,976)
                                                                      ---------------  ------------  ------------  -------------
      Total expenses                                                        3,353,706     4,616,260       234,620        192,553
                                                                      ---------------  ------------  ------------  -------------
Net investment income                                                      11,547,956     5,214,660       325,304        874,596
                                                                      ---------------  ------------  ------------  -------------

Realized and unrealized gain on investments, futures contracts, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
      Investment transactions                                               7,281,040             -    (1,517,262)       (72,031)
      Futures contracts                                                     2,154,520             -     2,480,256        574,617
      Foreign currency and forward foreign currency contracts                       -             -             -       (115,032)
Change in unrealized depreciation on:
      Investments                                                          (5,042,235)            -    12,150,971      4,668,739
      Futures contracts                                                      (694,982)            -      (151,126)      (162,789)
      Translation of foreign currency and forward foreign currency
        contracts                                                                   -             -             -        (14,232)
                                                                      ---------------  ------------  ------------  -------------
      Net gain on investments, futures contracts, foreign currency
        and forward foreign currency contracts                              3,698,343             -    12,962,839      4,879,272
                                                                      ---------------  ------------  ------------  -------------
Net increase in net assets resulting from operations                  $    15,246,299  $  5,214,660  $ 13,288,143  $   5,753,868
                                                                      ===============  ============  ============  =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                        MID CAP      TOTAL STOCK      500          LIFESTYLE
                                                                         INDEX      MARKET INDEX     INDEX      AGGRESSIVE 1000
                                                                         TRUST          TRUST        TRUST           TRUST
                                                                      ------------  ------------  ------------  ---------------
Investment Income:
      Interest                                                        $     35,617  $     65,569  $    115,336                -
      Dividends                                                            608,367       608,153     6,717,966                -
      Income distributions received                                              -             -             -  $       863,484
      Securities lending                                                     7,457         2,299        16,704                -
      Less: Foreign taxes withheld                                               -           (84)            -                -
                                                                      ------------  ------------  ------------  ---------------
      Total income                                                         651,441       675,937     6,850,006          863,484
                                                                      ------------  ------------  ------------  ---------------

Expenses:
      Investment adviser fee (Note 5)                                      197,694       153,781     1,439,072           72,574
      Distribution fee for Series I (Note 6)                                66,163        54,076       535,097                -
      Distribution fee for Series II (Note 6)                               30,134        17,352        94,575                -
      Custodian fee                                                          8,921         8,921        51,531                -
      Fund administration fees (Note 5)                                      6,971         5,013        51,603           15,208
      Printing and postage fees                                              4,424         3,242        33,002                -
      Audit and legal fees                                                   4,150         3,300        23,893            7,703
      Registration and filing fees                                             941           684         6,951            1,385
      Trustees fees and expenses (Note 7)                                      954           711         6,958              462
      Miscellaneous                                                          1,394         1,026        10,002              112
                                                                      ------------  ------------  ------------  ---------------
      Expenses before reductions by investment adviser                     321,746       248,106     2,252,684           97,444
      Less reductions of expenses by investment adviser (Note 5)                 -             -             -           (7,209)
                                                                      ------------  ------------  ------------  ---------------
      Total expenses                                                       321,746       248,106     2,252,684           90,235
                                                                      ------------  ------------  ------------  ---------------
Net investment income                                                      329,695       427,831     4,597,322          773,249
                                                                      ------------  ------------  ------------  ---------------

Realized and unrealized gain on investments and futures contracts:
Net realized gain (loss) on:
      Investment transactions                                             (229,264)   (1,188,242)   (1,338,042)      (8,851,248)
      Futures contracts                                                    603,358     1,705,374     1,032,304                -
Capital gain distributions received                                              -             -             -          238,829
Change in unrealized appreciation (depreciation) on:
      Investments                                                       12,363,105    10,261,939    84,354,965       39,091,468
      Futures contracts                                                        598      (130,578)       74,691                -
                                                                      ------------  ------------  ------------  ---------------
      Net gain on investments and futures contracts                     12,737,797    10,648,493    84,123,918       30,479,049
                                                                      ------------  ------------  ------------  ---------------
Net increase in net assets resulting from operations                  $ 13,067,492  $ 11,076,324  $ 88,721,240  $    31,252,298
                                                                      ============  ============  ============  ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                        LIFESTYLE      LIFESTYLE     LIFESTYLE        LIFESTYLE
                                                                       GROWTH 820    BALANCED 640   MODERATE 460   CONSERVATIVE 280
                                                                          TRUST          TRUST         TRUST            TRUST
                                                                      -------------  -------------  -------------  ----------------
Investment Income:
      Income distributions received                                   $  10,435,511  $  22,070,007  $  11,356,725  $     10,904,294
                                                                      -------------  -------------  -------------  ----------------
      Total income                                                    $  10,435,511  $  22,070,007  $  11,356,725  $     10,904,294
                                                                      -------------  -------------  -------------  ----------------

Expenses:
      Investment adviser fee (Note 5)                                       261,099        303,360        127,808           100,810
      Fund administration fees (Note 5)                                      63,508         73,254         28,616            21,722
      Audit and legal fees                                                   28,850         33,059         13,512             9,771
      Registration and filing fees                                            5,789          6,688          2,618             1,995
      Trustees fees and expenses (Note 7)                                     1,930          2,230            873               665
      Miscellaneous                                                             441            462            155               102
                                                                      -------------  -------------  -------------  ----------------
      Expenses before reductions by investment adviser                      361,617        419,053        173,582           135,065
      Less reductions of expenses by investment adviser (Note 5)                  -              -           (582)           (2,522)
                                                                      -------------  -------------  -------------  ----------------
      Total expenses                                                        361,617        419,053        173,000           132,543
                                                                      -------------  -------------  -------------  ----------------
Net investment income                                                    10,073,894     21,650,954     11,183,725        10,771,751
                                                                      -------------  -------------  -------------  ----------------

Realized and unrealized gain on investments:
Net realized gain (loss) on investment transactions                     (25,874,509)    (4,468,207)      (710,712)           78,151
Capital gain distributions received                                       2,668,830      8,517,698      3,702,356         2,904,221
Change in unrealized appreciation on investments:                       130,282,100     95,336,328     26,121,156         9,709,854
                                                                      -------------  -------------  -------------  ----------------
      Net gain on investments                                           107,076,421     99,385,819     29,112,800        12,692,226
                                                                      -------------  -------------  -------------  ----------------
Net increase in net assets resulting from operations                  $ 117,150,315  $ 121,036,773  $  40,296,525  $     23,463,977
                                                                      =============  =============  =============  ================

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                        SMALL-MID    INTERNATIONAL    HIGH GRADE     AMERICAN
                                                                           CAP       EQUITY SELECT       BOND         GROWTH
                                                                          TRUST          TRUST          TRUST         TRUST *
                                                                      -------------  -------------  -------------  -------------
Investment Income:
      Interest                                                        $      24,002  $      11,581  $   1,949,855              -
      Dividends                                                             358,841      1,502,184              -              -
      Securities lending                                                     19,596         38,353          4,360              -
      Less: Foreign taxes withheld                                                -       (180,346)             -              -
                                                                      -------------  -------------  -------------  -------------
      Total income                                                          402,439      1,371,772      1,954,215              -
                                                                      -------------  -------------  -------------  -------------

Expenses:
      Investment adviser fee (Note 5)                                       403,308        290,048        300,889              -
      Distribution fee for Series I (Note 6)                                 50,999         38,917         62,257              -
      Distribution fee for Series II (Note 6)                                29,590         21,991         39,622  $      15,689
      Custodian fee                                                          30,626         54,723         45,882              -
      Fund administration fees (Note 5)                                       4,495          3,480          5,631            130
      Printing and postage fees                                               3,103          2,412          3,884             55
      Audit and legal fees                                                    5,502          4,655          6,322            862
      Registration and filing fees                                              631            481            780             26
      Trustees fees and expenses (Note 7)                                       708            489            768             69
      Miscellaneous                                                             766            542          1,817             22
                                                                      -------------  -------------  -------------  -------------
      Expenses before reductions by investment adviser                      529,728        417,738        467,852         16,853
      Less reductions of expenses by investment adviser (Note 5)             (3,377)       (18,440)       (12,258)             -
                                                                      -------------  -------------  -------------  -------------
      Total expenses                                                        526,351        399,298        455,594         16,853
                                                                      -------------  -------------  -------------  -------------
Net investment income (loss)                                               (123,912)       972,474      1,498,621        (16,853)
                                                                      -------------  -------------  -------------  -------------

Realized and unrealized gain on investments, futures contracts, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
      Investment transactions                                                     -        (88,014)     1,968,894              -
      Futures contracts                                                  (1,276,894)             -              -              -
      Foreign currency and forward foreign currency contracts                     -         11,120              -              -
Change in unrealized appreciation on:
      Investments                                                         8,837,360      4,337,252        375,284        710,014
      Translation of foreign currency and forward foreign currency
        contracts                                                                 -            784              -              -
                                                                      -------------  -------------  -------------  -------------
      Net gain on investments, futures contracts, foreign currency
        and forward foreign currency contracts                            7,560,466      4,261,142      2,344,178        710,014
                                                                      -------------  -------------  -------------  -------------
Net increase in net assets resulting from operations                  $   7,436,554  $   5,233,616  $   3,842,799  $     693,161
                                                                      =============  =============  =============  =============

* For the period May 5, 2003 (commencement of operations) to June 30, 2003.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                        AMERICAN       AMERICAN     AMERICAN BLUE CHIP
                                                                      INTERNATIONAL  GROWTH-INCOME  INCOME AND GROWTH
                                                                         TRUST*         TRUST*            TRUST*
                                                                      -------------  -------------  -----------------
Investment Income:
      Interest                                                        $      31,114  $      36,635                   -
                                                                      -------------  -------------  ------------------
      Total income                                                           31,114         36,635                   -
                                                                      -------------  -------------  ------------------

Expenses:
      Distribution fee for Series II (Note 6)                                58,953          7,913  $           47,824
      Fund administration fees (Note 5)                                       1,416            104               1,063
      Printing and postage fees                                                 528             28                 405
      Audit and legal fees                                                    1,471            855               1,301
      Registration and filing fees                                              279             20                 210
      Trustees fees and expenses (Note 7)                                       299             28                 204
      Miscellaneous                                                             277             23                 205
                                                                      -------------  -------------  ------------------
      Total expenses                                                         63,223          8,971              51,212
                                                                      -------------  -------------  ------------------
Net investment income (loss)                                                (32,109)        27,664             (51,212)
                                                                      -------------  -------------  ------------------

Realized and unrealized gain on investments
Net realized gain on investment transactions                                 17,291              -                   -
Change in unrealized appreciation on investments                          4,017,318        213,596           3,402,960
                                                                      -------------  -------------  ------------------
      Net gain on investments                                             4,034,609        213,596           3,402,960
                                                                      -------------  -------------  ------------------

Net increase in net assets resulting from operations                  $   4,002,500  $     241,260  $        3,351,748
                                                                      =============  =============  ==================

* For the period May 5, 2003 (commencement of operations) to June 30, 2003.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SCIENCE &                        PACIFIC RIM
                                                                             TECHNOLOGY                     EMERGING MARKETS
                                                                               TRUST                              TRUST
                                                                   ------------------------------    ------------------------------
                                                                     SIX MONTHS                       SIX MONTHS
                                                                       ENDED            YEAR             ENDED            YEAR
                                                                     6/30/2003         ENDED           6/30/2003          ENDED
                                                                    (UNAUDITED)      12/31/2002       (UNAUDITED)      12/31/2002
                                                                  --------------   --------------    -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                      ($   1,748,694)  ($   4,286,470)   $     390,550    $     133,370
Net realized gain (loss) on:
      Investment transactions                                        (55,066,821)    (220,505,159)      (2,426,471)      (3,044,571)
      Written options contracts                                                -                -                -                -
      Foreign currency and forward foreign
        currency contracts                                               (18,684)         (72,462)         (17,812)         (37,189)
Change in unrealized appreciation (depreciation) on:
      Investments                                                    136,212,325      (59,515,606)       5,629,732       (3,962,255)
      Written options contracts                                                -                -                -                -
      Foreign currency and forward foreign currency contracts                567                9           (3,238)           5,972
                                                                  --------------   --------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations       79,378,693     (284,379,688)       3,572,761       (6,904,673)
Distribution to shareholders from:
      Net investment income
            Series I                                                           -                -          (79,371)         (67,906)
            Series II                                                          -                -          (12,909)             (43)
      Net realized short term gains on investments, futures, and foreign currency transactions
            Series I                                                           -                -                -                -
            Series II                                                          -                -                -                -
                                                                  --------------   --------------    -------------    -------------
      Total distributions                                                      -                -          (92,280)         (67,949)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                         43,820,992       62,081,562       18,828,339      165,878,887
            Reinvestment of distributions                                      -                -           79,371           67,906
            Cost of shares redeemed                                  (55,171,133)    (149,187,997)     (23,779,973)    (169,242,574)
            Proceeds from shares issued in connection with
              reorganization (Note 1)                                 43,464,954                -                -                -
                                                                  --------------   --------------    -------------    -------------
      Total Series I transactions                                     32,114,813      (87,106,435)      (4,872,263)      (3,295,781)

      Series II
            Net proceeds from sales of shares                         14,924,788       13,571,630       28,875,863       32,640,217
            Reinvestment of distributions                                      -                -           12,909               43
            Cost of shares redeemed                                   (1,674,002)      (2,055,320)     (27,611,823)     (28,129,368)
            Proceeds from shares issued in connection with
              reorganization (Note 1)                                  8,076,723                -                -                -
                                                                  --------------   --------------    -------------    -------------
      Total Series II transactions                                    21,327,509       11,516,310        1,276,949        4,510,892

Net increase (decrease) in net assets from capital
      share transactions                                              53,442,322      (75,590,125)      (3,595,314)       1,215,111
                                                                  --------------   --------------    -------------    -------------
Increase (decrease) in net assets                                    132,821,015     (359,969,813)        (114,833)      (5,757,511)
Net assets at beginning of period                                    369,617,120      729,586,933       50,223,535       55,981,046
                                                                  --------------   --------------    -------------    -------------
Net assets at end of period                                        $ 502,438,135    $ 369,617,120    $  50,108,702    $  50,223,535
                                                                  ==============   ==============    =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                 5,251,361        6,383,441        3,287,021       24,554,014
           Reinvestment of distributions                                       -                -           14,671            9,591
           Shares redeemed                                            (6,770,479)     (16,061,882)      (4,120,986)     (25,072,621)
           Shares issued in connection with
             reorganization (Note 1)                                   4,759,704                -                -                -
                                                                  --------------   --------------    -------------    -------------
      Net increase (decrease)                                          3,240,586       (9,678,441)        (819,294)        (509,016)
                                                                  ==============   ==============    =============    =============

      Series II
           Shares sold                                                 1,774,427        1,728,531        5,103,928        5,058,620
           Reinvestment of distributions                                       -                -            2,386                6
           Shares redeemed                                              (210,780)        (271,219)      (4,840,992)      (4,320,960)
           Shares issued in connection with
             reorganization (Note 1)                                     912,533                -                -                -
                                                                  --------------   --------------    -------------    -------------
      Net increase                                                     2,476,180        1,457,312          265,322          737,666
                                                                  ==============   ==============    =============    =============

                                                                                 HEALTH
                                                                                SCIENCES
                                                                                  TRUST
                                                                      ------------------------------
                                                                       SIX MONTHS
                                                                          ENDED            YEAR
                                                                        6/30/2003          ENDED
                                                                       (UNAUDITED)      12/31/2002
                                                                      ---------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                         ($     371,532)   ($    526,682)
Net realized gain (loss) on:
      Investment transactions                                            (2,352,381)      (8,947,897)
      Written options contracts                                              19,572          407,902
      Foreign currency and forward foreign
        currency contracts                                                   (6,259)          (2,436)
Change in unrealized appreciation (depreciation) on:
      Investments                                                        23,234,884      (12,943,681)
      Written options contracts                                            (291,329)         (68,440)
      Foreign currency and forward foreign currency contracts                     8              487
                                                                     --------------    -------------
Net increase (decrease) in net assets resulting from operations          20,232,963      (22,080,747)
Distribution to shareholders from:
      Net investment income
            Series I                                                              -                -
            Series II                                                             -                -
      Net realized short term gains on investments, futures, and foreign currency transactions
            Series I                                                              -         (154,834)
            Series II                                                             -             (294)
                                                                     --------------    -------------
      Total distributions                                                         -         (155,128)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                            14,702,173       46,197,297
            Reinvestment of distributions                                         -          154,834
            Cost of shares redeemed                                      (5,510,233)     (14,213,777)
            Proceeds from shares issued in connection with
              reorganization (Note 1)                                             -                -
                                                                     --------------    -------------
      Total Series I transactions                                         9,191,940       32,138,354

      Series II
            Net proceeds from sales of shares                            13,418,254       16,714,764
            Reinvestment of distributions                                         -              294
            Cost of shares redeemed                                        (319,829)        (185,358)
            Proceeds from shares issued in connection with
              reorganization (Note 1)                                             -                -
                                                                     --------------    -------------
      Total Series II transactions                                       13,098,425       16,529,700

Net increase (decrease) in net assets from capital
      share transactions                                                 22,290,365       48,668,054
                                                                     --------------    -------------
Increase (decrease) in net assets                                        42,523,328       26,432,179
Net assets at beginning of period                                        77,999,721       51,567,542
                                                                     --------------    -------------
Net assets at end of period                                           $ 120,523,049     $ 77,999,721
                                                                     ==============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                    1,320,028        3,875,954
           Reinvestment of distributions                                          -           12,839
           Shares redeemed                                                 (524,787)      (1,384,522)
           Shares issued in connection with
             reorganization (Note 1)                                              -                -
                                                                     --------------    -------------
      Net increase (decrease)                                               795,241        2,504,271
                                                                     ==============    =============

      Series II
           Shares sold                                                    1,252,182        1,638,592
           Reinvestment of distributions                                          -               24
           Shares redeemed                                                  (28,451)         (18,527)
           Shares issued in connection with
             reorganization (Note 1)                                              -                -
                                                                     --------------    -------------
      Net increase                                                        1,223,731        1,620,089
                                                                     ==============    =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                  EMERGING                AGGRESSIVE                         EMERGING
                                                   GROWTH                   GROWTH                         SMALL COMPANY
                                                   TRUST                     TRUST                            TRUST
                                                -------------    ------------------------------    ------------------------------
                                                 05/05/2003*       SIX MONTHS                       SIX MONTHS
                                                     TO              ENDED            YEAR            ENDED             YEAR
                                                  6/30/2003        6/30/2003         ENDED           6/30/2003          ENDED
                                                 (UNAUDITED)      (UNAUDITED)      12/31/2002       (UNAUDITED)       12/31/2002
                                                -------------    -------------    -------------    -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                   ($       4,494)  ($     972,908)  ($   2,151,875)  ($     745,438)  ($   2,115,850)
Net realized gain (loss) on:
      Investment transactions                          78,209      (11,769,698)     (52,271,497)     (22,433,418)     (46,195,893)
      Foreign currency and forward foreign
         currency contracts                                 -                -                -              567              (31)
Change in unrealized appreciation
      (depreciation) on:
      Investments                                     166,296       41,488,652      (24,456,023)      68,287,536      (83,535,512)
                                               --------------   --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
      resulting from operations                       240,011       28,746,046      (78,879,395)      45,109,247     (131,847,286)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares       1,537,043       26,968,056       90,256,267       24,202,715       75,144,206
            Cost of shares redeemed                         -      (52,956,442)     (96,207,266)     (29,758,251)     (97,579,481)
                                               --------------   --------------   --------------   --------------   --------------
      Total Series I transactions                   1,537,043      (25,988,386)      (5,950,999)      (5,555,536)     (22,435,275)

      Series II
            Net proceeds from sales of shares       1,874,552       13,310,790       19,065,993       20,816,260       21,591,400
            Cost of shares redeemed                   (16,012)      (6,687,606)        (861,419)      (1,195,274)      (3,596,353)
                                               --------------   --------------   --------------   --------------   --------------
      Total Series II transactions                  1,858,540        6,623,184       18,204,574       19,620,986       17,995,047

Net increase (decrease) in net assets from
      capital share transactions                    3,395,583      (19,365,202)      12,253,575       14,065,450       (4,440,228)
                                               --------------   --------------   --------------   --------------   --------------
Increase (decrease) in net assets                   3,635,594        9,380,844      (66,625,820)      59,174,697     (136,287,514)
Net assets at beginning of period                           -      243,120,272      309,746,092      311,385,746      447,673,260
                                               --------------   --------------   --------------   --------------   --------------
Net assets at end of period                     $   3,635,594    $ 252,501,116    $ 243,120,272    $ 370,560,443    $ 311,385,746
                                               ==============   ==============   ==============   ==============   ==============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                122,765        2,676,041        7,652,648        1,264,090        3,469,815
           Shares redeemed                                  -       (5,229,249)      (8,328,687)      (1,575,924)      (4,734,571)
                                               --------------   --------------   --------------   --------------   --------------
      Net increase (decrease)                         122,765       (2,553,208)        (676,039)        (311,834)      (1,264,756)
                                               ==============   ==============   ==============   ==============   ==============

      Series II
           Shares sold                                148,386        1,328,199        1,824,408        1,095,844        1,148,348
           Shares redeemed                             (1,224)        (645,504)         (78,065)         (63,660)        (183,482)
                                               --------------   --------------   --------------   --------------   --------------
      Net increase                                    147,162          682,695        1,746,343        1,032,184          964,866
                                               ==============   ==============   ==============   ==============   ==============

*Commencement of operations

      The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SMALL COMPANY                       DYNAMIC
                                                                          BLEND                           GROWTH
                                                                          TRUST                            TRUST
                                                             ------------------------------    ------------------------------
                                                               SIX MONTHS                       SIX MONTHS
                                                                 ENDED             YEAR            ENDED             YEAR
                                                               6/30/2003          ENDED          6/30/2003           ENDED
                                                              (UNAUDITED)       12/31/2002      (UNAUDITED)       12/31/2002
                                                             -------------    -------------    -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                 $      78,393    ($     51,229)   ($    305,733)   ($    618,941)
Net realized gain (loss) on:
      Investment transactions                                  (12,976,673)     (15,712,171)       3,803,393      (46,090,275)
      Foreign currency and forward foreign currency
         contracts                                                      11              (26)              23                -
Change in unrealized appreciation (depreciation) on:
      Investments                                               33,769,533      (34,136,138)      13,905,830        8,004,166
                                                             -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from
      operations                                                20,871,264      (49,899,564)      17,403,513      (38,705,050)
Distribution to shareholders from:
      Net investment income
            Series I                                                     -         (329,892)               -                -
            Series II                                                    -             (326)               -                -
                                                             -------------    -------------    -------------    -------------
      Total distributions                                                -         (330,218)               -                -
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                   26,473,829       93,368,317       14,428,664       47,280,410
            Reinvestment of distributions                                -          329,892                -                -
            Cost of shares redeemed                            (26,104,334)     (99,171,706)     (12,264,806)     (77,707,954)
            Proceeds from shares issued in connection with
            reorganization (Note 1)                                      -                -       44,467,241                -
                                                             -------------    -------------    -------------    -------------
      Total Series I transactions                                  369,495       (5,473,497)      46,631,099      (30,427,544)

      Series II
            Net proceeds from sales of shares                   15,290,590       21,964,043        5,589,528        8,996,081
            Reinvestment of distributions                                -              326                -                -
            Cost of shares redeemed                             (1,859,874)      (5,139,852)      (1,203,449)      (4,585,297)
            Proceeds from shares issued in connection with
            reorganization (Note 1)                                      -                -       20,146,947                -
                                                             -------------    -------------    -------------    -------------
      Total Series II transactions                              13,430,716       16,824,517       24,533,026        4,410,784

Net increase (decrease) in net assets from capital
      share transactions                                        13,800,211       11,351,020       71,164,125      (26,016,760)
                                                             -------------    -------------    -------------    -------------
Increase (decrease) in net assets                               34,671,475      (38,878,762)      88,567,638      (64,721,810)
Net assets at beginning of period                              122,371,205      161,249,967       67,987,477      132,709,287
                                                             -------------    -------------    -------------    -------------
Net assets at end of period                                  $ 157,042,680     $122,371,205     $156,555,115     $ 67,987,477
                                                             =============    =============    =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                           3,137,155        9,248,420        4,278,866       11,559,876
           Reinvestment of distributions                                 -           29,246                -                -
           Shares redeemed                                      (3,121,006)     (10,932,505)      (3,619,745)     (20,701,671)
           Shares issued in connection with reorganization
             (Note 1)                                                    -                -       13,739,993                -
                                                             -------------    -------------    -------------    -------------
      Net increase (decrease)                                       16,149       (1,654,839)      14,399,114       (9,141,795)
                                                             =============    =============    =============    =============

      Series II
           Shares sold                                           1,841,211        2,555,734        1,611,868        2,526,899
           Reinvestment of distributions                                 -               29                -                -
           Shares redeemed                                        (225,064)        (591,600)        (359,289)      (1,277,793)
           Shares issued in connection with reorganization
             (Note 1)                                                    -                -        6,025,256                -
                                                             -------------    -------------    -------------    -------------
      Net increase                                               1,616,147        1,964,163        7,277,835        1,249,106
                                                             =============    =============    =============    =============

                                                                            MID CAP
                                                                             STOCK
                                                                             TRUST
                                                                ------------------------------
                                                                 SIX MONTHS
                                                                    ENDED             YEAR
                                                                  6/30/2003          ENDED
                                                                 (UNAUDITED)       12/31/2002
                                                                --------------  --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                    ($    725,629)   ($    879,339)
Net realized gain (loss) on:
      Investment transactions                                       8,504,975      (21,013,424)
      Foreign currency and forward foreign currency
        contracts                                                      (1,438)               -
Change in unrealized appreciation (depreciation) on:
      Investments                                                  39,016,989      (24,713,683)
                                                                -------------    -------------
Net increase (decrease) in net assets resulting from
      operations                                                   46,794,897      (46,606,446)
Distribution to shareholders from:
      Net investment income
            Series I                                                        -                -
            Series II                                                       -                -
                                                                -------------    -------------
      Total distributions                                                   -                -
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                      29,454,589      114,919,507
            Reinvestment of distributions                                   -                -
            Cost of shares redeemed                               (59,496,895)     (36,311,014)
            Proceeds from shares issued in connection with
            reorganization (Note 1)                                         -                -
                                                                -------------    -------------
      Total Series I transactions                                 (30,042,306)      78,608,493

      Series II
            Net proceeds from sales of shares                      28,341,713       32,848,496
            Reinvestment of distributions                                   -                -
            Cost of shares redeemed                               (12,610,041)         (20,616)
            Proceeds from shares issued in connection with
            reorganization (Note 1)                                         -                -
                                                                -------------    -------------
      Total Series II transactions                                 15,731,672       32,827,880

Net increase (decrease) in net assets from capital
      share transactions                                          (14,310,634)     111,436,373
                                                                -------------    -------------
Increase (decrease) in net assets                                  32,484,263       64,829,927
Net assets at beginning of period                                 218,561,784      153,731,857
                                                                -------------    -------------
Net assets at end of period                                      $251,046,047     $218,561,784
                                                                =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                              3,298,867       12,149,866
           Reinvestment of distributions                                    -                -
           Shares redeemed                                         (6,540,961)      (4,004,324)
           Shares issued in connection with reorganization
             (Note 1)                                                       -                -
                                                                -------------    -------------
      Net increase (decrease)                                      (3,242,094)       8,145,542
                                                                =============    =============

      Series II
           Shares sold                                              3,159,827        3,794,815
           Reinvestment of distributions                                    -                -
           Shares redeemed                                         (1,364,478)          (2,445)
           Shares issued in connection with reorganization
             (Note 1)                                                       -                -
                                                                -------------    -------------
      Net increase                                                  1,795,349        3,792,370
                                                                =============    =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                           NATURAL                     ALL CAP
                                                          RESOURCES                    GROWTH
                                                            TRUST                       TRUST
                                                       ---------------    ----------------------------------
                                                         05/05/2003*         SIX MONTHS
                                                             TO                ENDED               YEAR
                                                          6/30/2003          6/30/2003            ENDED
                                                         (UNAUDITED)        (UNAUDITED)         12/31/2002
                                                       ---------------    ---------------    ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                           $       137,639    ($    1,006,546)   ($    2,205,652)
Net realized gain (loss) on:
      Investment transactions                                  399,417        (37,085,760)       (84,499,924)
      Futures contracts                                              -             18,868                  -
      Foreign currency and forward foreign currency
         contracts                                             (97,932)            43,356             (2,841)
Change in unrealized appreciation (depreciation) on:
      Investments                                            6,656,082         90,531,817        (66,276,952)
      Foreign currency and forward foreign currency
         contracts                                                 (57)               652                228
                                                       ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting from
  operations                                           $     7,095,149     $   52,502,387    ($  152,985,141)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares               62,330,990         40,399,238        317,508,353
            Cost of shares redeemed                            (16,681)       (80,367,670)      (347,133,744)
                                                       ---------------    ---------------    ---------------
      Total Series I transactions                           62,314,309        (39,968,432)       (29,625,391)

      Series II
            Net proceeds from sales of shares               25,037,632         25,456,356         26,446,231
            Cost of shares redeemed                           (134,661)        (5,172,814)           (65,835)
                                                       ---------------    ---------------    ---------------
      Total Series II transactions                          24,902,971         20,283,542         26,380,396

Net increase (decrease) in net assets from capital
      share transactions                                    87,217,280        (19,684,890)        (3,244,995)
                                                       ---------------    ---------------    ---------------
Increase (decrease) in net assets                           94,312,429         32,817,497       (156,230,136)
Net assets at beginning of period                                    -        481,648,539        637,878,675
                                                       ---------------    ---------------    ---------------
Net assets at end of period                            $    94,312,429     $  514,466,036     $  481,648,539
                                                       ===============    ===============    ===============

(!) Capital Shares Issued and Redeemed:
      Series I
            Shares sold                                      4,977,148          3,490,148         25,311,489
            Shares redeemed                                     (1,251)        (7,017,863)       (27,584,559)
                                                       ---------------    ---------------    ---------------
      Net increase (decrease)                                4,975,897         (3,527,715)        (2,273,070)
                                                       ===============    ===============    ===============

      Series II
            Shares sold                                      1,968,490          2,215,627          2,240,927
            Shares redeemed                                    (10,178)          (441,763)            (5,564)
                                                       ---------------    ---------------    ---------------
      Net increase                                           1,958,312          1,773,864          2,235,363
                                                       ===============    ===============    ===============

                                                                    STRATEGIC
                                                                  OPPORTUNITIES
                                                                      TRUST
                                                         ----------------------------------
                                                           SIX MONTHS
                                                              ENDED               YEAR
                                                             6/30/2003           ENDED
                                                           (UNAUDITED)         12/31/2002
                                                         ---------------    ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                             $       424,758    ($    2,127,017)
Net realized gain (loss) on:
      Investment transactions                                (21,801,379)      (319,907,029)
      Futures contracts                                                -                  -
      Foreign currency and forward foreign currency
         contracts                                                (4,326)             2,293
Change in unrealized appreciation (depreciation) on:
      Investments                                             82,391,137        (57,889,793)
      Foreign currency and forward foreign currency
         contracts                                                     -                  -
                                                         ---------------    ---------------
Net increase (decrease) in net assets resulting from
  operations                                             $    61,010,190    ($  379,921,546)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                 25,084,464         95,768,060
            Cost of shares redeemed                          (77,614,048)      (260,712,860)
                                                         ---------------    ---------------
      Total Series I transactions                            (52,529,584)      (164,944,800)

      Series II
            Net proceeds from sales of shares                  8,331,794         10,561,435
            Cost of shares redeemed                           (3,524,729)          (232,596)
                                                         ---------------    ---------------
      Total Series II transactions                             4,807,065         10,328,839

Net increase (decrease) in net assets from capital
      share transactions                                     (47,722,519)      (154,615,961)
                                                         ---------------    ---------------
Increase (decrease) in net assets                             13,287,671       (534,537,507)
Net assets at beginning of period                            522,747,439      1,057,284,946
                                                         ---------------    ---------------
Net assets at end of period                              $   536,035,110     $  522,747,439
                                                         ===============    ===============

(!) Capital Shares Issued and Redeemed:
      Series I
            Shares sold                                        3,107,405          9,137,968
            Shares redeemed                                   (9,813,684)       (26,468,005)
                                                         ---------------    ---------------
      Net increase (decrease)                                 (6,706,279)       (17,330,037)
                                                         ===============    ===============

      Series II
            Shares sold                                        1,042,974          1,213,059
            Shares redeemed                                     (434,319)           (25,756)
                                                         ---------------    ---------------
      Net increase                                               608,655          1,187,303
                                                         ===============    ===============

*Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FINANCIAL                      INTERNATIONAL
                                                                             SERVICES                          STOCK
                                                                               TRUST                           TRUST
                                                                  ------------------------------    ------------------------------
                                                                   SIX MONTHS                        SIX MONTHS
                                                                     ENDED             YEAR             ENDED            YEAR
                                                                   6/30/2003           ENDED          6/30/2003          ENDED
                                                                  (UNAUDITED)       12/31/2002       (UNAUDITED)      12/31/2002
                                                                  -------------    -------------    -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income                                             $     205,262    $     125,947    $   3,654,071    $   1,993,663
Net realized gain (loss) on:
      Investment transactions                                          (521,228)        (247,226)     (16,081,213)     (96,303,225)
      Futures contracts                                                       -                -                -                -
      Foreign currency and forward foreign currency contracts              (610)          (3,672)         110,138         (311,943)
Change in unrealized appreciation (depreciation) on:
      Investments                                                     8,319,980       (8,338,394)      25,178,556       33,456,169
      Futures contracts                                                       -                -                -                -
      Foreign currency and forward foreign currency contracts              (368)             638          (19,691)          19,035
                                                                  -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations       8,003,036       (8,462,707)      12,841,861      (61,146,301)
Distribution to shareholders from:
      Net investment income
            Series I                                                    (75,872)            (776)      (1,347,480)      (1,142,522)
            Series II                                                   (45,474)              (1)        (290,493)          (2,394)
                                                                  -------------    -------------    -------------    -------------
      Total distributions                                              (121,346)            (777)      (1,637,973)      (1,144,916)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                         3,882,379       29,841,915       82,045,808      324,893,636
            Reinvestment of distributions                                75,872              776        1,347,480        1,142,522
            Cost of shares redeemed                                  (2,933,866)      (9,472,101)    (108,213,009)    (283,668,418)
                                                                  -------------    -------------    -------------    -------------
      Total Series I transactions                                     1,024,385       20,370,590      (24,819,721)      42,367,740

      Series II
            Net proceeds from sales of shares                         8,880,821       12,682,318       97,666,302      132,492,980
            Reinvestment of distributions                                45,474                1          290,493            2,394
            Cost of shares redeemed                                    (224,292)        (159,903)     (81,327,009)     (98,457,046)
                                                                  -------------    -------------    -------------    -------------
      Total Series II transactions                                    8,702,003       12,522,416       16,629,786       34,038,328

Net increase (decrease) in net assets from capital
      share transactions                                              9,726,388       32,893,006       (8,189,935)      76,406,068
                                                                  -------------    -------------    -------------    -------------
Increase (decrease) in net assets                                    17,608,078       24,429,522        3,013,953       14,114,851
Net assets at beginning of period                                    49,269,382       24,839,860      279,468,017      265,353,166
                                                                  -------------    -------------    -------------    -------------
Net assets at end of period                                       $  66,877,460    $  49,269,382    $ 282,481,970    $ 279,468,017
                                                                  =============    =============    =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                  389,670        2,663,493       11,539,898       38,146,013
           Reinvestment of distributions                                  8,054               66          192,773          120,519
           Shares redeemed                                             (307,379)        (910,391)     (14,956,093)     (32,960,549)
                                                                  -------------    -------------    -------------    -------------
      Net increase (decrease)                                            90,345        1,753,168       (3,223,422)       5,305,983
                                                                  =============    =============    =============    =============

      Series II
           Shares sold                                                  906,640        1,288,107       13,508,713       16,617,226
           Reinvestment of distributions                                  4,833                - +         41,618              253
           Shares redeemed                                              (21,455)         (15,679)     (11,154,155)     (12,250,958)
                                                                  -------------    -------------    -------------    -------------
      Net increase                                                      890,018        1,272,428        2,396,176        4,366,521
                                                                  =============    =============    =============    =============

                                                                                OVERSEAS
                                                                                 TRUST
                                                                     ------------------------------
                                                                      SIX MONTHS
                                                                         ENDED             YEAR
                                                                       6/30/2003           ENDED
                                                                      (UNAUDITED)       12/31/2002
                                                                     -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income                                                $   2,389,146    $   1,425,504
Net realized gain (loss) on:
      Investment transactions                                          (31,044,775)     (68,751,502)
      Futures contracts                                                          -         (124,542)
      Foreign currency and forward foreign currency contracts                3,149          409,427
Change in unrealized appreciation (depreciation) on:
      Investments                                                       65,090,640      (18,154,975)
      Futures contracts                                                          -          141,107
      Foreign currency and forward foreign currency contracts               13,718          110,708
                                                                     -------------    -------------
Net increase (decrease) in net assets resulting from operations         36,451,878      (84,944,273)
Distribution to shareholders from:
      Net investment income
            Series I                                                    (1,565,434)      (2,259,622)
            Series II                                                     (267,380)          (2,466)
                                                                     -------------    -------------
      Total distributions                                               (1,832,814)      (2,262,088)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                          115,718,978      434,400,047
            Reinvestment of distributions                                1,565,434        2,259,622
            Cost of shares redeemed                                   (136,551,228)    (480,880,475)
                                                                     -------------    -------------
      Total Series I transactions                                      (19,266,816)     (44,220,806)

      Series II
            Net proceeds from sales of shares                           89,508,191      110,872,742
            Reinvestment of distributions                                  267,380            2,466
            Cost of shares redeemed                                    (68,942,437)     (81,835,697)
                                                                     -------------    -------------
      Total Series II transactions                                      20,833,134       29,039,511

Net increase (decrease) in net assets from capital
      share transactions                                                 1,566,318      (15,181,295)
                                                                     -------------    -------------
Increase (decrease) in net assets                                       36,185,382     (102,387,656)
Net assets at beginning of period                                      326,523,090      428,910,746
                                                                     -------------    -------------
Net assets at end of period                                          $ 362,708,472    $ 326,523,090
                                                                     =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                  17,724,994       56,528,419
           Reinvestment of distributions                                   251,678          266,465
           Shares redeemed                                             (20,701,325)     (62,227,345)
                                                                     -------------    -------------
      Net increase (decrease)                                           (2,724,653)      (5,432,461)
                                                                     =============    =============

      Series II
           Shares sold                                                  13,659,138       14,707,951
           Reinvestment of distributions                                    43,056              291
           Shares redeemed                                             (10,325,621)     (10,569,926)
                                                                     -------------    -------------
      Net increase                                                       3,376,573        4,138,316
                                                                     =============    =============

+ Rounds to less than 1 share

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          INTERNATIONAL                      INTERNATIONAL
                                                                            SMALL CAP                            VALUE
                                                                              TRUST                              TRUST
                                                                  ------------------------------    ------------------------------
                                                                    SIX MONTHS                       SIX MONTHS
                                                                      ENDED            YEAR             ENDED             YEAR
                                                                    6/30/2003          ENDED          6/30/2003           ENDED
                                                                   (UNAUDITED)      12/31/2002       (UNAUDITED)       12/31/2002
                                                                  -------------    -------------    -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                      $   1,056,068    ($    536,289)   $   5,464,573    $   3,567,957
Net realized gain (loss) on:
      Investment transactions                                        (2,773,892)     (15,996,477)     (10,633,327)     (20,349,911)
      Foreign currency and forward foreign currency contracts          (690,011)      (1,495,318)        (331,611)        (439,667)
Change in unrealized appreciation (depreciation) on:
      Investments                                                    27,986,021       (3,243,133)      39,392,517      (31,587,996)
      Foreign currency and forward foreign currency contracts             3,886           26,593            6,721            8,653
                                                                  -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations      25,582,072      (21,244,624)      33,898,873      (48,800,964)
Distribution to shareholders from:
      Net investment income
            Series I                                                          -                -       (2,357,769)      (1,845,865)
            Series II                                                         -                -         (771,328)         (10,182)
                                                                  -------------    -------------    -------------    -------------
      Total distributions                                                     -                -       (3,129,097)      (1,856,047)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                       102,230,921      123,339,058       68,550,947      241,687,921
            Reinvestment of distributions                                     -                -        2,357,769        1,845,865
            Cost of shares redeemed                                 (41,412,246)    (148,771,242)    (128,134,522)    (174,371,556)
                                                                  -------------    -------------    -------------    -------------
      Total Series I transactions                                    60,818,675      (25,432,184)     (57,225,806)      69,162,230

      Series II
            Net proceeds from sales of shares                        31,588,566       53,923,666       62,848,014      111,996,689
            Reinvestment of distributions                                     -                -          771,328           10,182
            Cost of shares redeemed                                  (6,833,765)     (48,843,179)     (43,578,332)     (59,507,157)
                                                                  -------------    -------------    -------------    -------------
      Total Series II transactions                                   24,754,801        5,080,487       20,041,010       52,499,714

Net increase (decrease) in net assets from capital
      share transactions                                             85,573,476      (20,351,697)     (37,184,796)     121,661,944
                                                                  -------------    -------------    -------------    -------------
Increase (decrease) in net assets                                   111,155,548      (41,596,321)      (6,415,020)      71,004,933
Net assets at beginning of period                                   104,854,218      146,450,539      279,235,176      208,230,243
                                                                  -------------    -------------    -------------    -------------
Net assets at end of period                                       $ 216,009,766     $104,854,218    $ 272,820,156    $ 279,235,176
                                                                  =============    =============    =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                               10,347,931       11,271,548        8,107,501       24,697,491
           Reinvestment of distributions                                      -                -          290,366          172,350
           Shares redeemed                                           (4,281,761)     (13,606,960)     (14,772,820)     (18,023,775)
                                                                  -------------    -------------    -------------    -------------
      Net increase (decrease)                                         6,066,170       (2,335,412)      (6,374,953)       6,846,066
                                                                  =============    =============    =============    =============

      Series II
           Shares sold                                                3,170,957        5,270,604        7,367,252       12,391,116
           Reinvestment of distributions                                      -                -           95,108              952
           Shares redeemed                                             (708,793)      (4,755,533)      (4,950,069)      (6,538,373)
                                                                  -------------    -------------    -------------    -------------
      Net increase                                                    2,462,164          515,071        2,512,291        5,853,695
                                                                  =============    =============    =============    =============

                                                                             QUANTITATIVE
                                                                                MID CAP
                                                                                 TRUST
                                                                    -------------------------------
                                                                      SIX MONTHS
                                                                         ENDED             YEAR
                                                                       6/30/2003           ENDED
                                                                      (UNAUDITED)       12/31/2002
                                                                    --------------   --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                        ($      50,264)  ($      62,332)
Net realized gain (loss) on:
      Investment transactions                                              358,518      (20,817,229)
      Foreign currency and forward foreign currency contracts                    -                -
Change in unrealized appreciation (depreciation) on:
      Investments                                                       11,710,452       (2,930,155)
      Foreign currency and forward foreign currency contracts                    -                -
                                                                    --------------   --------------
Net increase (decrease) in net assets resulting from operations         12,018,706      (23,809,716)
Distribution to shareholders from:
      Net investment income
            Series I                                                             -                -
            Series II                                                            -                -
                                                                    --------------   --------------
      Total distributions                                                        -                -
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                            3,234,274       12,086,469
            Reinvestment of distributions                                        -                -
            Cost of shares redeemed                                     (3,595,721)      (9,894,067)
                                                                    --------------   --------------
      Total Series I transactions                                         (361,447)       2,192,402

      Series II
            Net proceeds from sales of shares                            2,186,553        2,405,861
            Reinvestment of distributions                                        -                -
            Cost of shares redeemed                                       (148,571)         (73,029)
                                                                    --------------   --------------
      Total Series II transactions                                       2,037,982        2,332,832

Net increase (decrease) in net assets from capital
      share transactions                                                 1,676,535        4,525,234
                                                                    --------------   --------------
Increase (decrease) in net assets                                       13,695,241      (19,284,482)
Net assets at beginning of period                                       80,261,256       99,545,738
                                                                    --------------   --------------
Net assets at end of period                                          $  93,956,497    $  80,261,256
                                                                    ==============   ==============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                     385,402        1,288,548
           Reinvestment of distributions                                         -                -
           Shares redeemed                                                (442,375)      (1,160,826)
                                                                    --------------   --------------
      Net increase (decrease)                                              (56,973)         127,722
                                                                    ==============   ==============

      Series II
           Shares sold                                                     263,833          288,636
           Reinvestment of distributions                                         -                -
           Shares redeemed                                                 (18,346)          (8,557)
                                                                    --------------   --------------
      Net increase                                                         245,487          280,079
                                                                    ==============   ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    MID CAP
                                                                      CORE                 GLOBAL EQUITY
                                                                     TRUST                     TRUST
                                                                 -------------     ------------------------------
                                                                  05/05/2003*       SIX MONTHS
                                                                       TO              ENDED            YEAR
                                                                    6/30/2003        6/30/2003          ENDED
                                                                  (UNAUDITED)       (UNAUDITED)      12/31/2002
                                                                 -------------     -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                      ($      4,694)   $   2,565,434    $   3,199,303
Net realized gain (loss) on:
      Investment transactions                                           123,784      (18,288,556)     (78,658,784)
      Written options contracts                                               -                -           37,675
      Foreign currency and forward foreign currency contracts                 -        2,193,008          291,104
Change in unrealized appreciation (depreciation) on:
      Investments                                                     1,437,312       47,213,077      (20,577,620)
      Foreign currency and forward foreign currency contracts                 -          433,306          (49,892)
                                                                  -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations       1,556,402       34,116,269      (95,758,214)
Distribution to shareholders from:
      Net investment income
            Series I                                                          -       (3,244,249)      (6,110,807)
            Series II                                                         -         (129,209)            (771)
                                                                  -------------    -------------    -------------
      Total distributions                                                     -       (3,373,458)      (6,111,578)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                        14,984,635       63,649,429      205,957,908
            Reinvestment of distributions                                     -        3,244,249        6,110,807
            Cost of shares redeemed                                    (104,040)     (93,371,344)    (291,017,530)
                                                                  -------------    -------------    -------------
      Total Series I transactions                                    14,880,595      (26,477,666)     (78,948,815)

      Series II
            Net proceeds from sales of shares                        10,155,549       16,478,655       17,946,790
            Reinvestment of distributions                                     -          129,209              771
            Cost of shares redeemed                                     (24,810)     (10,545,531)      (9,033,747)
                                                                  -------------    -------------    -------------
      Total Series II transactions                                   10,130,739        6,062,333        8,913,814

Net increase (decrease) in net assets from capital
      share transactions                                             25,011,334      (20,415,333)     (70,035,001)
                                                                  -------------    -------------    -------------
Increase (decrease) in net assets                                    26,567,736       10,327,478     (171,904,793)
Net assets at beginning of period                                             -      356,122,062      528,026,855
                                                                  -------------    -------------    -------------
Net assets at end of period                                        $ 26,567,736    $ 366,449,540    $ 356,122,062
                                                                  =============    =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                1,197,255        5,989,003       17,755,927
           Reinvestment of distributions                                      -          323,132          479,279
           Shares redeemed                                               (7,935)      (8,858,607)     (25,412,753)
                                                                  -------------    -------------    -------------
      Net increase (decrease)                                         1,189,320       (2,546,472)      (7,177,547)
                                                                  =============    =============    =============
      Series II
           Shares sold                                                  791,191        1,569,777        1,674,457
           Reinvestment of distributions                                      -           12,895               60
           Shares redeemed                                               (1,846)        (997,595)        (856,018)
                                                                  -------------    -------------    -------------
      Net increase                                                      789,345          585,077          818,499
                                                                  =============    =============    =============


                                                                           STRATEGIC GROWTH
                                                                                TRUST
                                                                    ------------------------------
                                                                     SIX MONTHS
                                                                        ENDED            YEAR
                                                                      6/30/2003          ENDED
                                                                     (UNAUDITED)      12/31/2002
                                                                    -------------   --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                        ($    144,970)   ($    240,731)
Net realized gain (loss) on:
      Investment transactions                                          (5,909,250)     (18,319,336)
      Written options contracts                                                 -                -
      Foreign currency and forward foreign currency contracts                 (59)           1,385
Change in unrealized appreciation (depreciation) on:
      Investments                                                      28,675,371      (18,780,468)
      Foreign currency and forward foreign currency contracts                  37               98
                                                                    -------------    -------------
Net increase (decrease) in net assets resulting from operations        22,621,129      (37,339,052)
Distribution to shareholders from:
      Net investment income
            Series I                                                            -                -
            Series II                                                           -                -
                                                                    -------------    -------------
      Total distributions                                                       -                -
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                          22,289,017      101,310,270
            Reinvestment of distributions                                       -                -
            Cost of shares redeemed                                   (27,905,598)     (24,014,298)
                                                                    -------------    -------------
      Total Series I transactions                                      (5,616,581)      77,295,972

      Series II
            Net proceeds from sales of shares                          23,307,990       26,219,379
            Reinvestment of distributions                                       -                -
            Cost of shares redeemed                                    (2,790,412)         (45,598)
                                                                    -------------    -------------
      Total Series II transactions                                     20,517,578       26,173,781

Net increase (decrease) in net assets from capital
      share transactions                                               14,900,997      103,469,753
                                                                    -------------    -------------
Increase (decrease) in net assets                                      37,522,126       66,130,701
Net assets at beginning of period                                     157,523,387       91,392,686
                                                                    -------------    -------------
Net assets at end of period                                          $195,045,513     $157,523,387
                                                                    =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                  2,779,082       11,306,122
           Reinvestment of distributions                                        -                -
           Shares redeemed                                             (3,397,595)      (2,951,465)
                                                                    -------------    -------------
      Net increase (decrease)                                            (618,513)       8,354,657
                                                                    =============    =============
      Series II
           Shares sold                                                  2,834,535        3,212,934
           Reinvestment of distributions                                        -                -
           Shares redeemed                                               (336,111)          (5,687)
                                                                    -------------    -------------
      Net increase                                                      2,498,424        3,207,247
                                                                    =============    =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              CAPITAL               QUANTITATIVE
                                                                           APPRECIATION               ALL CAP
                                                                               TRUST                   TRUST
                                                                 -------------------------------    -------------
                                                                   SIX MONTHS                        05/05/2003*
                                                                      ENDED            YEAR              TO
                                                                    6/30/2003          ENDED          6/30/2003
                                                                   (UNAUDITED)      12/31/2002       (UNAUDITED)
                                                                 --------------   --------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                      ($      6,845)   ($     87,148)   $       1,180
Net realized gain (loss) on:
      Investment transactions                                        (5,018,593)     (12,629,047)          53,967
      Futures contracts                                                       -                -                -
      Written options contracts                                               -            5,011                -
      Foreign currency and forward foreign currency contracts                 -                -                -
Change in unrealized appreciation (depreciation) on:
      Investments                                                    20,493,448      (12,008,839)         105,975
      Futures contracts                                                       -                -                -
      Written options contracts                                             460                -                -
      Foreign currency and forward foreign currency contracts                 -                -                -
                                                                  -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations      15,468,470      (24,720,023)         161,122
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                        16,593,517       89,461,624        1,500,514
            Cost of shares redeemed                                 (30,476,016)      (6,253,440)               -
                                                                  -------------    -------------    -------------
      Total Series I transactions                                   (13,882,499)      83,208,184        1,500,514

      Series II
            Net proceeds from sales of shares                        21,641,781       24,851,653        1,538,109
            Cost of shares redeemed                                  (5,253,697)        (428,886)          (1,435)
                                                                  -------------    -------------    -------------
      Total Series II transactions                                   16,388,084       24,422,767        1,536,674
Net increase (decrease) in net assets from capital
      share transactions                                              2,505,585      107,630,951        3,037,188
                                                                  -------------    -------------    -------------
Increase (decrease) in net assets                                    17,974,055       82,910,928        3,198,310
Net assets at beginning of period                                   123,113,323       40,202,395                -
                                                                  -------------    -------------    -------------
Net assets at end of period                                        $141,087,378     $123,113,323    $   3,198,310
                                                                  =============    =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                2,624,214       12,603,971          120,041
           Shares redeemed                                           (4,690,627)        (928,469)               -
                                                                  -------------    -------------    -------------
      Net increase (decrease)                                        (2,066,413)      11,675,502          120,041
                                                                  =============    =============    =============
      Series II
           Shares sold                                                3,369,071        3,725,904          122,909
           Shares redeemed                                             (806,252)         (65,565)            (109)
                                                                  -------------    -------------    -------------
      Net increase                                                    2,562,819        3,660,339          122,800
                                                                  =============    =============    =============

                                                                         ALL CAP CORE TRUST
                                                                          (FORMERLY, GROWTH
                                                                              TRUST)
                                                                    ------------------------------
                                                                     SIX MONTHS
                                                                        ENDED             YEAR
                                                                      6/30/2003          ENDED
                                                                     (UNAUDITED)       12/31/2002
                                                                    -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                        $     633,661    ($    784,074)
Net realized gain (loss) on:
      Investment transactions                                          (1,127,859)    (149,517,568)
      Futures contracts                                                 2,752,095          916,882
      Written options contracts                                                 -                -
      Foreign currency and forward foreign currency contracts                   -                4
Change in unrealized appreciation (depreciation) on:
      Investments                                                      24,218,489       30,157,672
      Futures contracts                                                   (68,648)        (277,869)
      Written options contracts                                                 -                -
      Foreign currency and forward foreign currency contracts                   -               18
                                                                    -------------    -------------
Net increase (decrease) in net assets resulting from operations        26,407,738     (119,504,935)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                          28,991,893       85,681,279
            Cost of shares redeemed                                   (57,912,135)    (217,033,764)
                                                                    -------------    -------------
      Total Series I transactions                                     (28,920,242)    (131,352,485)

      Series II
            Net proceeds from sales of shares                           6,037,436       18,980,299
            Cost of shares redeemed                                    (4,404,076)     (14,866,776)
                                                                    -------------    -------------
      Total Series II transactions                                      1,633,360        4,113,523
Net increase (decrease) in net assets from capital
      share transactions                                              (27,286,882)    (127,238,962)
                                                                    -------------    -------------
Increase (decrease) in net assets                                        (879,144)    (246,743,897)
Net assets at beginning of period                                     247,779,299      494,523,196
                                                                    -------------    -------------
Net assets at end of period                                         $ 246,900,155     $247,779,299
                                                                    =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                  2,725,268        7,440,732
           Shares redeemed                                             (5,406,689)     (19,545,109)
                                                                    -------------    -------------
      Net increase (decrease)                                          (2,681,421)     (12,104,377)
                                                                    =============    =============
      Series II
           Shares sold                                                    559,474        1,787,749
           Shares redeemed                                               (412,216)      (1,375,858)
                                                                    -------------    -------------
      Net increase                                                        147,258          411,891
                                                                    =============    =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   LARGE CAP                           QUANTITATIVE
                                                                    GROWTH                                EQUITY
                                                                     TRUST                                 TRUST
                                                      ----------------------------------    ----------------------------------
                                                        SIX MONTHS                            SIX MONTHS
                                                           ENDED              YEAR              ENDED              YEAR
                                                         6/30/2003            ENDED            6/30/2003           ENDED
                                                        (UNAUDITED)        12/31/2002         (UNAUDITED)        12/31/2002
                                                      ---------------    ---------------    ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income                                 $       645,534    $     1,195,877    $       869,886   $     1,699,756
Net realized gain (loss) on:
      Investment transactions                             (22,922,318)      (101,396,423)       (28,805,722)      (78,405,216)
      Futures contracts                                             -                  -            121,935                 -
      Foreign currency and forward foreign currency             2,453             10,995                  -                 -
Change in unrealized appreciation (depreciation) on:
      Investments                                          60,395,338        (21,541,306)        48,341,395       (42,523,220)
      Foreign currency and forward foreign currency
        contracts                                                 (28)             1,355                  -                 -
                                                      ---------------    ---------------    ---------------   ---------------
Net increase (decrease) in net assets resulting
      from operations                                      38,120,979       (121,729,502)        20,527,494      (119,228,680)
Distribution to shareholders from:
      Net investment income
            Series I                                       (1,026,829)        (1,466,869)        (1,621,111)       (1,077,319)
            Series II                                        (179,918)              (574)           (78,645)             (312)
                                                      ---------------    ---------------    ---------------   ---------------
      Total distributions                                  (1,206,747)        (1,467,443)        (1,699,756)       (1,077,631)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares              32,025,635        109,387,325         34,023,660        48,658,659
            Reinvestment of distributions                   1,026,829          1,466,869          1,621,111         1,077,319
            Cost of shares redeemed                       (51,165,945)      (114,678,857)       (61,250,950)     (128,922,344)
                                                      ---------------    ---------------    ---------------   ---------------
      Total Series I transactions                         (18,113,481)        (3,824,663)       (25,606,179)      (79,186,366)

      Series II
            Net proceeds from sales of shares              28,530,810         34,290,234          9,223,622        10,977,852
            Reinvestment of distributions                     179,918                574             78,645               312
            Cost of shares redeemed                        (2,052,333)        (1,056,960)        (5,783,539)       (3,968,754)
                                                      ---------------    ---------------    ---------------   ---------------
      Total Series II transactions                         26,658,395         33,233,848          3,518,728         7,009,410

Net increase (decrease) in net assets from capital
      share transactions                                    8,544,914         29,409,185        (22,087,451)      (72,176,956)
                                                      ---------------    ---------------    ---------------   ---------------
Increase (decrease) in net assets                          45,459,146        (93,787,760)        (3,259,713)     (192,483,267)
Net assets at beginning of period                         402,261,410        496,049,170        255,519,221       448,002,488
                                                      ---------------    ---------------    ---------------   ---------------
Net assets at end of period                           $   447,720,556    $   402,261,410    $   252,259,508   $   255,519,221
                                                      ===============    ===============    ===============   ===============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                      4,128,017         12,013,359          2,686,458         3,412,190
           Reinvestment of distributions                      135,287            152,958            135,093            66,093
           Shares redeemed                                 (6,691,676)       (13,584,739)        (4,887,133)       (9,452,519)
                                                      ---------------    ---------------    ---------------   ---------------
      Net increase (decrease)                              (2,428,372)        (1,418,422)        (2,065,582)       (5,974,236)
                                                      ===============    ===============    ===============   ===============

      Series II
           Shares sold                                      3,672,797          4,280,434            737,813           854,245
           Reinvestment of distributions                       23,767                 60              6,570                19
           Shares redeemed                                   (258,012)          (133,912)          (456,319)         (305,878)
                                                      ---------------    ---------------    ---------------   ---------------
      Net increase                                          3,438,552          4,146,582            288,064           548,386
                                                      ===============    ===============    ===============   ===============

                                                                                 BLUE CHIP
                                                                                   GROWTH
                                                                                   TRUST
                                                                     ----------------------------------
                                                                       SIX MONTHS
                                                                          ENDED              YEAR
                                                                        6/30/2003           ENDED
                                                                       (UNAUDITED)        12/31/2002
                                                                     ---------------    ---------------
Increase (decrease) in net assets:
Operations:
Net investment income                                                $       461,563    $       679,264
Net realized gain (loss) on:
      Investment transactions                                            (48,893,124)       (97,420,643)
      Futures contracts                                                            -                  -
      Foreign currency and forward foreign currency                          (49,821)           (21,033)
Change in unrealized appreciation (depreciation) on:
      Investments                                                        202,166,319       (299,335,543)
      Foreign currency and forward foreign currency contracts                      -                  -
                                                                     ---------------    ---------------
Net increase (decrease) in net assets resulting from operations          153,684,937       (396,097,955)
Distribution to shareholders from:
      Net investment income
            Series I                                                        (509,443)                 -
            Series II                                                       (148,788)                 -
                                                                     ---------------    ---------------
      Total distributions                                                   (658,231)                 -
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                             46,076,542        102,059,564
            Reinvestment of distributions                                    509,443                  -
            Cost of shares redeemed                                     (124,404,910)      (248,553,822)
                                                                     ---------------    ---------------
      Total Series I transactions                                        (77,818,925)      (146,494,258)

      Series II
            Net proceeds from sales of shares                             58,304,581         63,952,070
            Reinvestment of distributions                                    148,788                  -
            Cost of shares redeemed                                      (10,585,389)          (403,255)
                                                                     ---------------    ---------------
      Total Series II transactions                                        47,867,980         63,548,815

Net increase (decrease) in net assets from capital
      share transactions                                                 (29,950,945)       (82,945,443)
                                                                     ---------------    ---------------
Increase (decrease) in net assets                                        123,075,761       (479,043,398)
Net assets at beginning of period                                      1,154,150,389      1,633,193,787
                                                                     ---------------    ---------------
Net assets at end of period                                          $ 1,277,226,150    $ 1,154,150,389
                                                                     ===============    ===============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                     3,635,455          7,368,083
           Reinvestment of distributions                                      41,723                  -
           Shares redeemed                                               (10,011,262)       (19,403,977)
                                                                     ---------------    ---------------
      Net increase (decrease)                                             (6,334,084)       (12,035,894)
                                                                     ===============    ===============

      Series II
           Shares sold                                                     4,680,853          5,154,561
           Reinvestment of distributions                                      12,206                  -
           Shares redeemed                                                  (831,903)           (32,776)
                                                                     ---------------    ---------------
      Net increase                                                         3,861,156          5,121,785
                                                                     ===============    ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        U.S. LARGE CAP TRUST
                                                                  (FORMERLY, U.S. LARGE CAP VALUE
                                                                               TRUST)
                                                                   ------------------------------
                                                                     SIX MONTHS
                                                                       ENDED            YEAR
                                                                     6/30/2003          ENDED
                                                                    (UNAUDITED)      12/31/2002
                                                                   -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income                                              $   1,042,573    $   2,176,699
Net realized gain (loss) on:
      Investment transactions                                        (27,756,844)     (49,977,233)
      Foreign currency and forward foreign currency contracts                  -              (15)
Change in unrealized appreciation (depreciation) on:
      Investments                                                    101,245,112      (98,616,719)
      Foreign currency and forward foreign currency contracts                  -                -
                                                                   -------------    -------------
Net increase (decrease) in net assets resulting from operations       74,530,841     (146,417,268)
Distribution to shareholders from:
      Net investment income
            Series I                                                  (1,711,671)      (1,470,095)
            Series II                                                   (465,013)          (2,214)
                                                                   -------------    -------------
      Total distributions                                             (2,176,684)      (1,472,309)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                         31,273,894      212,495,407
            Reinvestment of distributions                              1,711,671        1,470,095
            Cost of shares redeemed                                 (111,584,088)    (202,591,933)
                                                                   -------------    -------------
      Total Series I transactions                                    (78,598,523)      11,373,569

      Series II
            Net proceeds from sales of shares                         44,215,535       70,257,236
            Reinvestment of distributions                                465,013            2,214
            Cost of shares redeemed                                  (20,620,421)     (10,829,841)
                                                                   -------------    -------------
      Total Series II transactions                                    24,060,127       59,429,609

Net increase (decrease) in net assets from capital
      share transactions                                             (54,538,396)      70,803,178
                                                                   -------------    -------------
Increase (decrease) in net assets                                     17,815,761      (77,086,399)
Net assets at beginning of period                                    441,535,028      518,621,427
                                                                   -------------    -------------
Net assets at end of period                                        $ 459,350,789    $ 441,535,028
                                                                   =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                 3,192,996       19,884,248
           Reinvestment of distributions                                 178,671          118,748
           Shares redeemed                                           (11,023,505)     (20,531,460)
                                                                   -------------    -------------
      Net increase (decrease)                                         (7,651,838)        (528,464)
                                                                   =============    =============

      Series II
           Shares sold                                                 4,529,828        7,373,376
           Reinvestment of distributions                                  48,642              179
           Shares redeemed                                            (2,007,506)      (1,070,625)
                                                                   -------------    -------------
      Net increase (decrease)                                          2,570,964        6,302,930
                                                                   =============    =============

                                                                           STRATEGIC VALUE TRUST          LARGE CAP
                                                                     (FORMERLY, CAPITAL OPPORTUNITIES       VALUE
                                                                                  TRUST)                    TRUST
                                                                     -------------------------------    -------------
                                                                       SIX MONTHS                        05/05/2003*
                                                                         ENDED            YEAR               TO
                                                                       6/30/2003          ENDED           6/30/2003
                                                                      (UNAUDITED)      12/31/2002        (UNAUDITED)
                                                                     --------------    -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income                                                 $     134,642    $      15,689    $         360
Net realized gain (loss) on:
      Investment transactions                                              (663,366)      (9,456,696)          23,965
      Foreign currency and forward foreign currency contracts                   (28)            (616)               -
Change in unrealized appreciation (depreciation) on:
      Investments                                                        10,848,527       (3,752,244)         222,898
      Foreign currency and forward foreign currency contracts                     -               14                -
                                                                      -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations          10,319,775      (13,193,853)         247,223
Distribution to shareholders from:
      Net investment income
            Series I                                                         (6,035)               -                -
            Series II                                                        (8,834)               -                -
                                                                      -------------    -------------    -------------
      Total distributions                                                   (14,869)               -                -
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                            39,163,781       20,221,645        1,707,355
            Reinvestment of distributions                                     6,035                -                -
            Cost of shares redeemed                                      (3,227,054)      (6,563,912)          (1,187)
                                                                      -------------    -------------    -------------
      Total Series I transactions                                        35,942,762       13,657,733        1,706,168

      Series II
            Net proceeds from sales of shares                            17,491,419        6,241,849        2,876,219
            Reinvestment of distributions                                     8,834                -                -
            Cost of shares redeemed                                        (133,539)         (75,645)         (48,935)
                                                                      -------------    -------------    -------------
      Total Series II transactions                                       17,366,714        6,166,204        2,827,284

Net increase (decrease) in net assets from capital
      share transactions                                                 53,309,476       19,823,937        4,533,452
                                                                      -------------    -------------    -------------
Increase (decrease) in net assets                                        63,614,382        6,630,084        4,780,675
Net assets at beginning of period                                        40,057,675       33,427,591                -
                                                                      -------------    -------------    -------------
Net assets at end of period                                           $ 103,672,057    $  40,057,675    $   4,780,675
                                                                      =============    =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                    4,739,949        2,067,410          136,400
           Reinvestment of distributions                                        779                -                -
           Shares redeemed                                                 (398,983)        (806,809)             (89)
                                                                      -------------    -------------    -------------
      Net increase (decrease)                                             4,341,745        1,260,601          136,311
                                                                      =============    =============    =============

      Series II
           Shares sold                                                    2,123,353          768,574          225,034
           Reinvestment of distributions                                      1,141                -                -
           Shares redeemed                                                  (17,652)          (9,534)          (3,657)
                                                                      -------------    -------------    -------------
      Net increase (decrease)                                             2,106,842          759,040          221,377
                                                                      =============    =============    =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            UTILITIES
                                                                              TRUST
                                                                  ------------------------------
                                                                   SIX MONTHS
                                                                      ENDED            YEAR
                                                                    6/30/2003          ENDED
                                                                   (UNAUDITED)      12/31/2002
                                                                  -------------    -------------
Increase in net assets:
Operations:
Net investment income                                             $     325,082    $     435,140
Net realized gain (loss) on:
      Investment transactions                                           681,092       (6,210,190)
      Futures contracts                                                       -                -
      Foreign currency and forward foreign currency contracts            (2,042)              77
Change in unrealized appreciation (depreciation) on:
      Investments                                                     5,354,307          102,536
      Futures contracts                                                       -                -
      Foreign currency and forward foreign currency contracts              (614)              (1)
                                                                  -------------    -------------
Net increase (decrease) in net assets resulting from                  6,357,825       (5,672,438)
Distribution to shareholders from:
      Net investment income
            Series I                                                   (302,041)          (1,029)
            Series II                                                  (133,134)              (4)
                                                                  -------------    -------------
      Total distributions                                              (435,175)          (1,033)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                         9,596,846       13,402,339
            Reinvestment of distributions                               302,041            1,029
            Cost of shares redeemed                                  (5,408,103)      (5,268,847)
                                                                  -------------    -------------
      Total Series I transactions                                     4,490,784        8,134,521

      Series II
            Net proceeds from sales of shares                         6,141,658        6,527,895
            Reinvestment of distributions                               133,134                4
            Cost of shares redeemed                                    (951,656)        (101,782)
                                                                  -------------    -------------
      Total Series II transactions                                    5,323,136        6,426,117

Net increase in net assets from capital
      share transactions                                              9,813,920       14,560,638
                                                                  -------------    -------------
Increase in net assets                                               15,736,570        8,887,167
Net assets at beginning of period                                    27,147,059       18,259,892
                                                                  -------------    -------------
Net assets at end of period                                       $  42,883,629    $  27,147,059
                                                                  =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                1,240,827        1,654,526
           Reinvestment of distributions                                 41,546              119
           Shares redeemed                                             (721,132)        (722,561)
                                                                  -------------    -------------
      Net increase                                                      561,241          932,084
                                                                  =============    =============

      Series II
           Shares sold                                                  812,260          936,092
           Reinvestment of distributions                                 18,363                -
           Shares redeemed                                             (128,769)         (15,342)
                                                                  -------------    -------------
      Net increase                                                      701,854          920,750
                                                                  =============    =============

                                                                              REAL ESTATE                SMALL CAP
                                                                              SECURITIES               OPPORTUNITIES
                                                                                TRUST                      TRUST
                                                                     ------------------------------    -------------
                                                                      SIX MONTHS                        05/05/2003*
                                                                         ENDED            YEAR              TO
                                                                       6/30/2003          ENDED          6/30/2003
                                                                      (UNAUDITED)      12/31/2002       (UNAUDITED)
                                                                     -------------    -------------    -------------
Increase in net assets:
Operations:
Net investment income                                                $   9,841,048    $  15,617,212    $      14,323
Net realized gain (loss) on:
      Investment transactions                                           (2,472,096)      (5,249,849)          38,647
      Futures contracts                                                          -                -          931,139
      Foreign currency and forward foreign currency contracts                  (32)               -                -
Change in unrealized appreciation (depreciation) on:
      Investments                                                       46,525,541       (9,128,919)       2,082,442
      Futures contracts                                                          -                -         (107,756)
      Foreign currency and forward foreign currency contracts                    -                -              (13)
                                                                     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from                    53,894,461        1,238,444        2,958,782
Distribution to shareholders from:
      Net investment income
            Series I                                                    (9,155,261)      (8,221,598)               -
            Series II                                                   (2,017,857)         (16,358)               -
                                                                     -------------    -------------    -------------
      Total distributions                                              (11,173,118)      (8,237,956)               -
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                           43,582,900      132,094,233       23,874,592
            Reinvestment of distributions                                9,155,261        8,221,598                -
            Cost of shares redeemed                                    (32,252,367)     (51,566,669)         (38,402)
                                                                     -------------    -------------    -------------
      Total Series I transactions                                       20,485,794       88,749,162       23,836,190

      Series II
            Net proceeds from sales of shares                           40,887,065       52,666,454        8,488,856
            Reinvestment of distributions                                2,017,857           16,358                -
            Cost of shares redeemed                                       (679,728)      (3,533,107)         (31,490)
                                                                     -------------    -------------    -------------
      Total Series II transactions                                      42,225,194       49,149,705        8,457,366

Net increase in net assets from capital
      share transactions                                                62,710,988      137,898,867       32,293,556
                                                                     -------------    -------------    -------------
Increase in net assets                                                 105,432,331      130,899,355       35,252,338
Net assets at beginning of period                                      351,818,609      220,919,254                -
                                                                     -------------    -------------    -------------
Net assets at end of period                                          $ 457,250,940    $ 351,818,609    $  35,252,338
                                                                     =============    =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                   2,696,987        8,231,649        1,907,584
           Reinvestment of distributions                                   581,656          487,639                -
           Shares redeemed                                              (2,028,532)      (3,329,430)          (2,962)
                                                                     -------------    -------------    -------------
      Net increase                                                       1,250,111        5,389,858        1,904,622
                                                                     =============    =============    =============

      Series II
           Shares sold                                                   2,540,372        3,373,332          669,161
           Reinvestment of distributions                                   128,444              971                -
           Shares redeemed                                                 (43,956)        (214,857)          (2,295)
                                                                     -------------    -------------    -------------
      Net increase                                                       2,624,860        3,159,446          666,866
                                                                     =============    =============    =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SMALL COMPANY
                                                                                VALUE
                                                                                TRUST
                                                                  -----------------------------
                                                                   SIX MONTHS
                                                                      ENDED            YEAR
                                                                    6/30/2003          ENDED
                                                                   (UNAUDITED)      12/31/2002
                                                                  -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                      $     643,294    $   2,073,409
Net realized gain (loss) on:
      Investment transactions                                         1,228,541          402,951
      Futures contracts                                                       -         (321,749)
Change in unrealized appreciation (depreciation) on:
      Investments                                                    46,653,416      (36,418,398)
                                                                  -------------    -------------
Net increase (decrease) in net assets resulting from operations      48,525,251      (34,263,787)
Distribution to shareholders from:
      Net investment income
            Series I                                                 (1,371,571)        (895,479)
            Series II                                                  (361,571)          (1,618)
      foreign currency transactions
            Series I                                                   (387,016)      (1,225,938)
            Series II                                                   (87,261)          (2,216)
                                                                  -------------    -------------
      Total distributions                                            (2,207,419)      (2,125,251)
Capital Shares Transactions (!) :

      Series I
            Net proceeds from sales of shares                        38,740,600      236,665,472
            Reinvestment of distributions                             1,758,587        2,121,417
            Cost of shares redeemed                                 (69,789,086)    (110,920,391)
                                                                  -------------    -------------
      Total Series I transactions                                   (29,289,899)     127,866,498

      Series II
            Net proceeds from sales of shares                        35,284,920       59,076,702
            Reinvestment of distributions                               448,832            3,834
            Cost of shares redeemed                                  (7,818,257)      (7,422,698)
                                                                  -------------    -------------
      Total Series II transactions                                   27,915,495       51,657,838
Net increase (decrease) in net assets from capital
      share transactions                                             (1,374,404)     179,524,336
                                                                  -------------    -------------
Increase (decrease) in net assets                                    44,943,428      143,135,298
Net assets at beginning of period                                   356,180,934      213,045,636
                                                                  -------------    -------------
Net assets at end of period                                       $ 401,124,362    $ 356,180,934
                                                                  =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                2,885,577       16,413,802
           Reinvestment of distributions                                136,962          139,201
           Shares redeemed                                           (5,232,452)      (8,327,561)
                                                                  -------------    -------------
      Net increase (decrease)                                        (2,209,913)       8,225,442
                                                                  =============    =============

      Series II
           Shares sold                                                2,667,025        4,426,530
           Reinvestment of distributions                                 35,010              252
           Shares redeemed                                             (574,120)        (483,545)
                                                                  -------------    -------------
      Net increase                                                    2,127,915        3,943,237
                                                                  =============    =============

                                                                        SPECIAL
                                                                         VALUE                 MID CAP VALUE
                                                                         TRUST                     TRUST
                                                                     -------------    ------------------------------
                                                                       5/05/2003*       SIX MONTHS
                                                                          TO               ENDED            YEAR
                                                                       6/30/2003        6/30/2003          ENDED
                                                                      (UNAUDITED)      (UNAUDITED)      12/31/2002
                                                                     -------------    -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                         ($      4,990)   $   1,408,663    $   1,676,284
Net realized gain (loss) on:
      Investment transactions                                               58,165       (2,639,780)      (3,782,104)
      Futures contracts                                                          -                -                -
Change in unrealized appreciation (depreciation) on:
      Investments                                                          518,291       21,940,129      (22,066,022)
                                                                     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations            571,466       20,709,012      (24,171,842)
Distribution to shareholders from:
      Net investment income
            Series I                                                             -       (1,188,342)               -
            Series II                                                            -         (442,985)               -
      foreign currency transactions
            Series I                                                             -                -                -
            Series II                                                            -                -                -
                                                                     -------------    -------------    -------------
      Total distributions                                                        -       (1,631,327)               -
Capital Shares Transactions (!) :

      Series I
            Net proceeds from sales of shares                            7,084,782       34,089,237      238,278,902
            Reinvestment of distributions                                        -        1,188,342                -
            Cost of shares redeemed                                        (28,900)     (85,027,459)     (26,474,658)
                                                                     -------------    -------------    -------------
      Total Series I transactions                                        7,055,882      (49,749,880)     211,804,244

      Series II
            Net proceeds from sales of shares                            2,207,193       47,729,627       72,381,671
            Reinvestment of distributions                                        -          442,985                -
            Cost of shares redeemed                                        (11,790)     (17,813,930)        (310,974)
                                                                     -------------    -------------    -------------
      Total Series II transactions                                       2,195,403       30,358,682       72,070,697
Net increase (decrease) in net assets from capital
      share transactions                                                 9,251,285      (19,391,198)     283,874,941
                                                                     -------------    -------------    -------------
Increase (decrease) in net assets                                        9,822,751         (313,513)     259,703,099
Net assets at beginning of period                                                -      340,440,287       80,737,188
                                                                     -------------    -------------    -------------
Net assets at end of period                                           $  9,822,751    $ 340,126,774    $ 340,440,287
                                                                     =============    =============    =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                     565,398        3,004,225       19,011,712
           Reinvestment of distributions                                         -          108,425                -
           Shares redeemed                                                  (2,261)      (7,367,620)      (2,250,066)
                                                                     -------------    -------------    -------------
      Net increase (decrease)                                              563,137       (4,254,970)      16,761,646
                                                                     =============    =============    =============

      Series II
           Shares sold                                                     174,542        4,209,630        6,080,598
           Reinvestment of distributions                                         -           40,455                -
           Shares redeemed                                                    (890)      (1,542,365)         (24,680)
                                                                     -------------    -------------    -------------
      Net increase                                                         173,652        2,707,720        6,055,918
                                                                     =============    =============    =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               VALUE                      ALL CAP VALUE
                                                                               TRUST                          TRUST
                                                                  ------------------------------  ------------------------------
                                                                    SIX MONTHS                      SIX MONTHS
                                                                       ENDED           YEAR            ENDED          YEAR
                                                                     6/30/2003         ENDED         6/30/2003        ENDED
                                                                    (UNAUDITED)     12/31/2002      (UNAUDITED)     12/31/2002
                                                                  --------------  --------------  --------------  --------------
Increase (decrease) in net assets:
Operations:
Net investment income                                             $    1,236,107  $    3,123,000  $      249,838  $       46,097
Net realized gain (loss) on:
      Investment transactions                                        (46,255,025)    (24,782,673)     (3,662,814)     (2,119,493)
      Futures contracts                                                                        -                               -
Change in unrealized appreciation (depreciation) on:
      Investments                                                     72,840,462     (66,761,363)     15,867,034      (9,560,507)
      Futures contracts                                                        -               -               -               -
                                                                  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets resulting from operations       27,821,544     (88,421,036)     12,454,058     (11,633,903)
Distribution to shareholders from:
      Net investment income
            Series I                                                  (2,927,627)     (2,727,882)        (29,395)           (843)
            Series II                                                   (195,373)         (2,255)        (16,728)             (2)
      Net realized long term gains on investments, futures,
      and foreign currency transactions
            Series I                                                           -      (4,304,078)              -               -
            Series II                                                          -          (3,557)              -               -
                                                                  --------------  --------------  --------------  --------------
      Total distributions                                             (3,123,000)     (7,037,772)        (46,123)           (845)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                          6,708,710      72,117,043      98,720,539      34,760,402
            Reinvestment of distributions                              2,927,627       7,031,960          29,395             843
            Cost of shares redeemed                                  (43,064,012)   (106,050,315)     (5,467,157)    (12,047,966)
                                                                  --------------  --------------  --------------  --------------
      Total Series I transactions                                    (33,427,675)    (26,901,312)     93,282,777      22,713,279

            Net proceeds from sales of shares                          6,530,223      17,919,362      40,097,507       7,697,273
            Reinvestment of distributions                                195,373           5,812          16,728               2
            Cost of shares redeemed                                   (1,781,276)     (5,748,212)       (587,718)       (211,180)
                                                                  --------------  --------------  --------------  --------------
      Total Series II transactions                                     4,944,320      12,176,962      39,526,517       7,486,095
Net increase (decrease) in net assets from capital
      share transactions                                             (28,483,355)    (14,724,350)    132,809,294      30,199,374
                                                                  --------------  --------------  --------------  --------------
Increase (decrease) in net assets                                     (3,784,811)   (110,183,158)    145,217,229      18,564,626
Net assets at beginning of period                                    249,843,908     360,027,066      39,441,148      20,876,522
                                                                  --------------  --------------  --------------  --------------
Net assets at end of period                                       $  246,059,097  $  249,843,908  $  184,658,377  $   39,441,148
                                                                  ==============  ==============  ==============  ==============
(!) Capital Shares Issued and Redeemed:
      Series I
            Shares sold                                                  533,630       4,796,755       9,716,821       3,141,243
            Reinvestment of distributions                                245,195         418,320           3,094              70
            Shares redeemed                                           (3,467,759)     (7,977,468)       (589,702)     (1,252,298)
                                                                  --------------  --------------  --------------  --------------
      Net increase (decrease)                                         (2,688,934)     (2,762,393)      9,130,213       1,889,015
                                                                  ==============  ==============  ==============  ==============
      Series II
            Shares sold                                                  510,294       1,365,931       3,950,501         816,442
            Reinvestment of distributions                                 16,377             346        1,762.00               - +
            Shares redeemed                                             (137,811)       (446,949)        (62,577)        (24,307)
                                                                  --------------  --------------  --------------  --------------
      Net increase                                                       388,860         919,328       3,889,686         792,135
                                                                  ==============  ==============  ==============  ==============

                                                                           EQUITY INDEX
                                                                               TRUST
                                                                  -------------------------------
                                                                    SIX MONTHS
                                                                       ENDED            YEAR
                                                                     6/30/2003         ENDED
                                                                    (UNAUDITED)      12/31/2002
                                                                  --------------   --------------
Increase (decrease) in net assets:
Operations:
Net investment income                                             $      489,989   $    1,086,152
Net realized gain (loss) on:
      Investment transactions                                           (519,089)      (3,590,476)
      Futures contracts                                                   41,566         (583,402)
Change in unrealized appreciation (depreciation) on:
      Investments                                                      7,704,066      (20,298,513)
      Futures contracts                                                   33,474          (38,098)
                                                                  --------------   --------------
Net increase (decrease) in net assets resulting from operations        7,750,006      (23,424,337)
Distribution to shareholders from:
      Net investment income
            Series I                                                  (1,083,167)      (1,019,444)
            Series II                                                          -                -
      Net realized long term gains on investments, futures,
      and foreign currency transactions
            Series I                                                           -                -
            Series II                                                          -                -
                                                                  --------------   --------------
      Total distributions                                             (1,083,167)      (1,019,444)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                          9,568,558       19,031,991
            Reinvestment of distributions                              1,083,167        1,019,444
            Cost of shares redeemed                                  (16,343,647)     (25,532,822)
                                                                  --------------   --------------
      Total Series I transactions                                     (5,691,922)      (5,481,387)

            Net proceeds from sales of shares                                  -                -
            Reinvestment of distributions                                      -                -
            Cost of shares redeemed                                            -                -
                                                                  --------------   --------------
      Total Series II transactions                                             -                -
Net increase (decrease) in net assets from capital
      share transactions                                              (5,691,922)      (5,481,387)
                                                                  --------------   --------------
Increase (decrease) in net assets                                        974,917      (29,925,168)
Net assets at beginning of period                                     73,082,296      103,007,464
                                                                  --------------   --------------
Net assets at end of period                                       $   74,057,213   $   73,082,296
                                                                  ==============   ==============
(!) Capital Shares Issued and Redeemed:
      Series I
            Shares sold                                                  844,053        1,566,660
            Reinvestment of distributions                                101,897           75,291
            Shares redeemed                                           (1,476,343)      (2,210,740)
                                                                  --------------   --------------
      Net increase (decrease)                                           (530,393)        (568,789)
                                                                  ==============   ==============
      Series II
            Shares sold                                                        -                -
            Reinvestment of distributions                                      -                -
            Shares redeemed                                                    -                -
                                                                  --------------   --------------
      Net increase                                                             -                -
                                                                  ==============   ==============

+ Rounds to less than 1 share

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FUNDAMENTAL
                                                                              VALUE                     GROWTH & INCOME
                                                                              TRUST                          TRUST
                                                                 ------------------------------  ------------------------------
                                                                   SIX MONTHS                      SIX MONTHS
                                                                      ENDED          YEAR             ENDED          YEAR
                                                                    6/30/2003        ENDED          6/30/2003        ENDED
                                                                   (UNAUDITED)     12/31/2002      (UNAUDITED)     12/31/2002
                                                                 --------------  --------------  --------------  --------------
Increase (decrease) in net assets:
Operations:
Net investment income                                            $    1,369,373  $    1,280,206  $    7,103,029  $   15,127,333
Net realized gain (loss) on:
      Investment transactions                                        (1,400,283)     (5,226,518)    (51,249,527)    (90,048,302)
      Foreign currency and forward foreign currency contracts                45            (435)              -               -
Change in unrealized appreciation (depreciation) on:
      Investments                                                    42,895,997     (28,159,328)    185,918,694    (490,938,527)
      Foreign currency and forward foreign currency contracts                58               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets resulting from operations      42,865,190     (32,106,075)    141,772,196    (565,859,496)
Distribution to shareholders from:
      Net investment income
            Series I                                                   (849,707)       (152,224)    (14,469,838)    (12,303,552)
            Series II                                                  (311,072)           (556)       (657,495)         (3,670)
      Net realized short term gains on investments, futures, and foreign currency transactions
            Series I                                                          -               -               -               -
            Series II                                                         -               -               -               -
      Net realized long term gains on investments, futures, and
      foreign currency transactions
            Series I                                                          -               -               -     (74,913,696)
            Series II                                                         -               -               -         (22,349)
                                                                 --------------  --------------  --------------  --------------
      Total distributions                                            (1,160,779)       (152,780)    (15,127,333)    (87,243,267)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                        32,737,395     205,192,599      20,459,577      65,616,571
            Reinvestment of distributions                               849,707         152,224      14,469,838      87,217,248
            Cost of shares redeemed                                 (39,879,014)    (16,778,417)   (145,940,300)   (452,578,077)
                                                                 --------------  --------------  --------------  --------------
      Total Series I transactions                                    (6,291,912)    188,566,406    (111,010,885)   (299,744,258)

            Net proceeds from sales of shares                        50,551,822      66,549,754      33,283,269      50,841,320
            Reinvestment of distributions                               311,072             556         657,495          26,019
            Cost of shares redeemed                                  (5,573,324)        (24,366)     (4,646,859)     (9,937,921)
                                                                 --------------  --------------  --------------  --------------
      Total Series II transactions                                   45,289,570      66,525,944      29,293,905      40,929,418
Net increase (decrease) in net assets from capital
      share transactions                                             38,997,658     255,092,350     (81,716,980)   (258,814,840)
                                                                 --------------  --------------  --------------  --------------
Increase (decrease) in net assets                                    80,702,069     222,833,495      44,927,883    (911,917,603)
Net assets at beginning of period                                   334,423,431     111,589,936   1,475,800,629   2,387,718,232
                                                                 --------------  --------------  --------------  --------------
Net assets at end of period                                      $  415,125,500  $  334,423,431  $1,520,728,512  $1,475,800,629
                                                                 ==============  ==============  ==============  ==============

(!) Capital Shares Issued and Redeemed:
      Series I
            Shares sold                                               3,320,119      19,560,519       1,121,558       3,082,011
            Reinvestment of distributions                                87,689          13,089         843,231       3,955,431
            Shares redeemed                                          (4,014,031)     (1,685,008)     (8,383,402)    (24,351,134)
                                                                 --------------  --------------  --------------  --------------
      Net increase (decrease)                                          (606,223)     17,888,600      (6,418,613)    (17,313,692)
                                                                 ==============  ==============  ==============  ==============
      Series II
            Shares sold                                               5,082,856       6,642,349       1,896,906       2,809,153
            Reinvestment of distributions                                32,136              48          38,382           1,181
            Shares redeemed                                            (548,571)         (2,351)       (259,348)       (539,477)
                                                                 --------------  --------------  --------------  --------------
      Net increase                                                    4,566,421       6,640,046       1,675,940       2,270,857
                                                                 ==============  ==============  ==============  ==============

                                                                         EQUITY-INCOME
                                                                             TRUST
                                                                 ------------------------------
                                                                   SIX MONTHS
                                                                      ENDED           YEAR
                                                                    6/30/2003         ENDED
                                                                   (UNAUDITED)     12/31/2002
                                                                 --------------  --------------
Increase (decrease) in net assets:
Operations:
Net investment income                                            $    9,666,396  $   18,121,061
Net realized gain (loss) on:
      Investment transactions                                         4,235,581      24,982,229
      Foreign currency and forward foreign currency contracts                 -               -
Change in unrealized appreciation (depreciation) on:
      Investments                                                    98,320,650    (215,269,448)
      Foreign currency and forward foreign currency contracts                 -               -
                                                                 --------------  --------------
Net increase (decrease) in net assets resulting from operations     112,222,627    (172,166,158)
Distribution to shareholders from:
      Net investment income
            Series I                                                (15,766,776)    (15,159,114)
            Series II                                                (2,094,524)         (6,702)
      Net realized short term gains on investments, futures, and foreign currency transactions
            Series I                                                 (1,618,823)     (2,853,930)
            Series II                                                  (202,136)         (1,262)
      Net realized long term gains on investments, futures, and
      foreign currency transactions
            Series I                                                (20,680,441)    (29,738,500)
            Series II                                                (2,582,285)        (13,148)
                                                                 --------------  --------------
      Total distributions                                           (42,944,985)    (47,772,656)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                        90,945,483     215,279,170
            Reinvestment of distributions                            38,066,040      47,751,544
            Cost of shares redeemed                                 (78,900,936)   (176,750,557)
                                                                 --------------  --------------
      Total Series I transactions                                    50,110,587      86,280,157

            Net proceeds from sales of shares                        86,849,824      89,274,342
            Reinvestment of distributions                             4,878,945          21,112
            Cost of shares redeemed                                    (124,257)       (220,948)
                                                                 --------------  --------------
      Total Series II transactions                                   91,604,512      89,074,506
Net increase (decrease) in net assets from capital
      share transactions                                            141,715,099     175,354,663
                                                                 --------------  --------------
Increase (decrease) in net assets                                   210,992,741     (44,584,151)
Net assets at beginning of period                                 1,102,490,739   1,147,074,890
                                                                 --------------  --------------
Net assets at end of period                                      $1,313,483,480  $1,102,490,739
                                                                 ==============  ==============

(!) Capital Shares Issued and Redeemed:
      Series I
            Shares sold                                               7,255,644      14,903,160
            Reinvestment of distributions                             3,236,908       3,179,197
            Shares redeemed                                          (6,375,482)    (13,444,146)
                                                                 --------------  --------------
      Net increase (decrease)                                         4,117,070       4,638,211
                                                                 ==============  ==============
      Series II
            Shares sold                                               6,971,924       6,931,282
            Reinvestment of distributions                               415,583           1,407
            Shares redeemed                                             (10,638)        (14,697)
                                                                 --------------  --------------
      Net increase                                                    7,376,869       6,917,992
                                                                 ==============  ==============

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          INCOME & VALUE                       BALANCED
                                                                               TRUST                             TRUST
                                                                  -------------------------------   -------------------------------
                                                                   SIX MONTHS                         SIX MONTHS
                                                                      ENDED             YEAR             ENDED            YEAR
                                                                    6/30/2003           ENDED          6/30/2003         ENDED
                                                                   (UNAUDITED)       12/31/2002       (UNAUDITED)      12/31/2002
                                                                  --------------   --------------   --------------   --------------
Increase (decrease) in net assets:
Operations:
Net investment income                                             $    3,654,264   $    9,672,919   $    1,335,479   $    3,282,527
Net realized gain (loss) on:
      Investment transactions                                        (19,563,171)     (28,747,940)      (7,824,172)     (17,179,801)
      Foreign currency and forward foreign currency contracts                  -              (33)               -                -
Change in unrealized appreciation (depreciation) on:
      Investments                                                     78,957,629      (73,859,605)      15,188,218      (11,390,818)
      Foreign currency and forward foreign currency contracts                 78              554              108              775
                                                                  --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from operations       63,048,800      (92,934,105)       8,699,633      (25,287,317)
Distribution to shareholders from:
      Net investment income
            Series I                                                  (9,409,101)     (10,537,683)      (3,337,836)      (3,955,306)
            Series II                                                   (783,920)          (7,619)        (256,181)         (11,519)
                                                                  --------------   --------------   --------------   --------------
      Total distributions                                            (10,193,021)     (10,545,302)      (3,594,017)      (3,966,825)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                         19,635,081       83,863,512        3,165,552       15,018,828
            Reinvestment of distributions                              9,409,101       10,537,683        3,337,836        3,955,306
            Cost of shares redeemed                                  (35,185,269)    (104,039,588)     (12,427,600)     (27,939,115)
                                                                  --------------   --------------   --------------   --------------
      Total Series I transactions                                     (6,141,087)      (9,638,393)      (5,924,212)      (8,964,981)

      Series II
            Net proceeds from sales of shares                         24,223,625       23,453,565        6,707,682        7,279,299
            Reinvestment of distributions                                783,920            7,619          256,181           11,519
            Cost of shares redeemed                                   (1,183,616)        (603,841)      (1,750,904)        (879,984)
                                                                  --------------   --------------   --------------   --------------
      Total Series II transactions                                    23,823,929       22,857,343        5,212,959        6,410,834
Net increase (decrease) in net assets from capital
      share transactions                                              17,682,842       13,218,950         (711,253)      (2,554,147)
                                                                  --------------   --------------   --------------   --------------
Increase (decrease) in net assets                                     70,538,621      (90,260,457)       4,394,363      (31,808,289)
Net assets at beginning of period                                    471,362,862      561,623,319      142,931,203      174,739,492
                                                                  --------------   --------------   --------------   --------------
Net assets at end of period                                       $  541,901,483   $  471,362,862   $  147,325,566   $  142,931,203
                                                                  ==============   ==============   ==============   ==============

(!) Capital Shares Issued and Redeemed:
      Series I
            Shares sold                                                2,298,350        9,247,394          277,994        1,203,973
            Reinvestment of distributions                              1,126,838        1,066,567          304,269          305,193
            Shares redeemed                                           (4,150,775)     (12,109,259)      (1,101,966)      (2,349,574)
                                                                  --------------   --------------   --------------   --------------
      Net increase (decrease)                                           (725,587)      (1,795,298)        (519,703)        (840,408)
                                                                  ==============   ==============   ==============   ==============
      Series II
            Shares sold                                                2,817,036        2,804,704          592,040          632,956
            Reinvestment of distributions                                 94,108              772           23,395              889
            Shares redeemed                                             (143,857)         (71,904)        (153,497)         (78,573)
                                                                  --------------   --------------   --------------   --------------
      Net increase                                                     2,767,287        2,733,572          461,938          555,272
                                                                  ==============   ==============   ==============   ==============

                                                                      GLOBAL ALLOCATION TRUST
                                                                  (FORMERLY, TACTICAL ALLOCATION
                                                                               TRUST)
                                                                  -------------------------------
                                                                    SIX MONTHS
                                                                       ENDED           YEAR
                                                                     6/30/2003         ENDED
                                                                    (UNAUDITED)      12/31/2002
                                                                  --------------   --------------
Increase (decrease) in net assets:
Operations:
Net investment income                                             $      249,765   $      317,752
Net realized gain (loss) on:
      Investment transactions                                        (16,148,129)      (6,972,106)
      Foreign currency and forward foreign currency contracts            (76,039)               -
Change in unrealized appreciation (depreciation) on:
      Investments                                                     22,097,092      (13,323,547)
      Foreign currency and forward foreign currency contracts             63,796                -
                                                                  --------------   --------------
Net increase (decrease) in net assets resulting from operations        6,186,485      (19,977,901)
Distribution to shareholders from:
      Net investment income
            Series I                                                    (270,017)          (1,617)
            Series II                                                    (42,584)               -
                                                                  --------------   --------------
      Total distributions                                               (312,601)          (1,617)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                          2,526,566       18,774,809
            Reinvestment of distributions                                270,017            1,617
            Cost of shares redeemed                                  (11,341,278)     (15,245,615)
                                                                  --------------   --------------
      Total Series I transactions                                     (8,544,695)       3,530,811

      Series II
            Net proceeds from sales of shares                          3,714,362        5,623,231
            Reinvestment of distributions                                 42,584                -
            Cost of shares redeemed                                   (1,526,560)        (117,085)
                                                                  --------------   --------------
      Total Series II transactions                                     2,230,386        5,506,146
Net increase (decrease) in net assets from capital
      share transactions                                              (6,314,309)       9,036,957
                                                                  --------------   --------------
Increase (decrease) in net assets                                       (440,425)     (10,942,561)
Net assets at beginning of period                                     62,771,802       73,714,363
                                                                  --------------   --------------
Net assets at end of period                                       $   62,331,377   $   62,771,802
                                                                  ==============   ==============

(!) Capital Shares Issued and Redeemed:
      Series I
            Shares sold                                                  315,111        1,997,917
            Reinvestment of distributions                                 35,158              165
            Shares redeemed                                           (1,429,949)      (1,897,581)
                                                                  --------------   --------------
      Net increase (decrease)                                         (1,079,680)         100,501
                                                                  ==============   ==============

      Series II
            Shares sold                                                  471,640          711,353
            Reinvestment of distributions                                  5,552                -
            Shares redeemed                                             (181,342)         (15,079)
                                                                  --------------   --------------
      Net increase                                                       295,850          696,274
                                                                  ==============   ==============

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             HIGH YIELD                      STRATEGIC BOND
                                                                               TRUST                             TRUST
                                                                  -------------------------------   -------------------------------
                                                                    SIX MONTHS                        SIX MONTHS
                                                                       ENDED            YEAR             ENDED            YEAR
                                                                     6/30/2003         ENDED           6/30/2003          ENDED
                                                                    (UNAUDITED)      12/31/2002       (UNAUDITED)      12/31/2002
                                                                  --------------   --------------   --------------   --------------
Increase in net assets:
Operations:
Net investment income                                             $   19,089,574   $   30,211,984   $   14,286,699   $   22,655,657
Net realized gain (loss) on:
      Investment transactions                                        (12,927,871)     (69,783,841)      11,999,699       (6,123,032)
      Futures contracts                                               (2,013,218)      (1,862,811)               -            2,850
      Written options contracts                                                -                -                -                -
      Interest rate swaps                                                      -                -                -                -
      Foreign currency and forward foreign currency contracts          1,092,840       (1,713,384)         157,023           (9,956)
Change in unrealized appreciation (depreciation) on:
      Investments                                                     60,453,722       25,021,928       19,759,715       13,377,766
      Futures contracts                                                1,928,746       (1,927,722)               -                -
      Written options contracts                                                -                -                -                -
      Interest rate swaps                                                      -                -                -                -
      Foreign currency and forward foreign currency contracts            645,087         (993,705)         425,696           10,029
                                                                  --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from operations       68,268,880      (21,047,551)      46,628,832       29,913,314
Distribution to shareholders from:
      Net investment income
            Series I                                                 (22,291,639)     (29,046,140)     (20,684,537)     (22,228,870)
            Series II                                                 (5,381,143)        (192,839)      (3,333,745)         (19,384)
                                                                  --------------   --------------   --------------   --------------
      Total distributions                                            (27,672,782)     (29,238,979)     (24,018,282)     (22,248,254)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                        172,326,551      236,079,304       55,474,147      187,398,064
            Reinvestment of distributions                             22,291,639       29,046,140       20,684,537       22,228,870
            Cost of shares redeemed                                  (38,963,473)    (200,565,193)     (68,203,834)    (111,608,073)
                                                                  --------------   --------------   --------------   --------------
      Total Series I transactions                                    155,654,717       64,560,251        7,954,850       98,018,861

      Series II
            Net proceeds from sales of shares                        121,416,180       61,593,240       50,199,921       42,121,144
            Reinvestment of distributions                              5,381,143          192,839        3,333,745           19,384
            Cost of shares redeemed                                  (13,774,775)     (12,602,459)      (7,675,980)        (813,833)
                                                                  --------------   --------------   --------------   --------------
      Total Series II transactions                                   113,022,548       49,183,620       45,857,686       41,326,695
Net increase in net assets from capital
      share transactions                                             268,677,265      113,743,871       53,812,536      139,345,556
                                                                  --------------   --------------   --------------   --------------
Increase in net assets                                               309,273,363       63,457,341       76,423,086      147,010,616
Net assets at beginning of period                                    386,766,520      323,309,179      449,509,826      302,499,210
                                                                  --------------   --------------   --------------   --------------
Net assets at end of period                                       $  696,039,883   $  386,766,520   $  525,932,912   $  449,509,826
                                                                  ==============   ==============   ==============   ==============

(!) Capital Shares Issued and Redeemed:
      Series I
            Shares sold                                               19,355,128       27,060,333        4,997,144       17,615,106
            Reinvestment of distributions                              2,583,040        3,230,939        1,906,409        2,160,240
            Shares redeemed                                           (4,410,543)     (23,383,667)      (6,122,597)     (10,578,556)
                                                                  --------------   --------------   --------------   --------------
      Net increase                                                    17,527,625        6,907,605          780,956        9,196,790
                                                                  ==============   ==============   ==============   ==============

      Series II
            Shares sold                                               13,631,987        7,368,174        4,509,014        3,986,957
            Reinvestment of distributions                                624,263           21,450          307,825            1,884
            Shares redeemed                                           (1,548,250)      (1,482,996)        (688,625)         (78,569)
                                                                  --------------   --------------   --------------   --------------
      Net increase                                                    12,708,000        5,906,628        4,128,214        3,910,272
                                                                  ==============   ==============   ==============   ==============

                                                                            GLOBAL BOND
                                                                               TRUST
                                                                  -------------------------------
                                                                    SIX MONTHS
                                                                       ENDED            YEAR
                                                                     6/30/2003         ENDED
                                                                    (UNAUDITED)      12/31/2002
                                                                  --------------   --------------
Increase in net assets:
Operations:
Net investment income                                             $    3,241,106   $    4,384,913
Net realized gain (loss) on:
      Investment transactions                                          6,701,223        4,476,533
      Futures contracts                                                2,200,658        3,176,734
      Written options contracts                                         (289,089)        (176,998)
      Interest rate swaps                                             (1,181,717)      (2,587,860)
      Foreign currency and forward foreign currency contracts          4,896,599          901,924
Change in unrealized appreciation (depreciation) on:
      Investments                                                      4,146,759       16,372,512
      Futures contracts                                               (1,241,625)         306,084
      Written options contracts                                          280,730          172,044
      Interest rate swaps                                               (509,086)      (3,518,448)
      Foreign currency and forward foreign currency contracts           (505,120)       1,506,361
                                                                  --------------   --------------
Net increase (decrease) in net assets resulting from operations       17,740,438       25,013,799
Distribution to shareholders from:
      Net investment income
            Series I                                                  (7,171,043)               -
            Series II                                                 (1,514,959)               -
                                                                  --------------   --------------
      Total distributions                                             (8,686,002)               -
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                         42,244,943       99,372,896
            Reinvestment of distributions                              7,171,043                -
            Cost of shares redeemed                                  (23,718,618)     (38,129,695)
                                                                  --------------   --------------
      Total Series I transactions                                     25,697,368       61,243,201

      Series II
            Net proceeds from sales of shares                         40,311,879       26,093,419
            Reinvestment of distributions                              1,514,959                -
            Cost of shares redeemed                                  (10,982,204)      (5,532,090)
                                                                  --------------   --------------
      Total Series II transactions                                    30,844,634       20,561,329
Net increase in net assets from capital
      share transactions                                              56,542,002       81,804,530
                                                                  --------------   --------------
Increase in net assets                                                65,596,438      106,818,329
Net assets at beginning of period                                 $  203,547,986       96,729,657
                                                                  --------------   --------------
Net assets at end of period                                       $  269,144,424   $  203,547,986
                                                                  ==============   ==============

(!) Capital Shares Issued and Redeemed:
      Series I
            Shares sold                                                2,967,924        7,798,089
            Reinvestment of distributions                                528,838                -
            Shares redeemed                                           (1,678,098)      (3,038,995)
                                                                  --------------   --------------
      Net increase                                                     1,818,664        4,759,094
                                                                  ==============   ==============

      Series II
            Shares sold                                                2,841,790        2,007,058
            Reinvestment of distributions                                111,888                -
            Shares redeemed                                             (779,341)        (423,001)
                                                                  --------------   --------------
      Net increase                                                     2,174,337        1,584,057
                                                                  ==============   ==============

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            DIVERSIFIED                       INVESTMENT
                                                                               BOND                          QUALITY BOND
                                                                               TRUST                             TRUST
                                                                  -------------------------------   -------------------------------
                                                                    SIX MONTHS                        SIX MONTHS
                                                                       ENDED            YEAR             ENDED            YEAR
                                                                     6/30/2003          ENDED          6/30/2003          ENDED
                                                                    (UNAUDITED)      12/31/2002       (UNAUDITED)      12/31/2002
                                                                  --------------   --------------   --------------   --------------
Increase in net assets:
Operations:
Net investment income                                             $    7,008,194   $   16,594,867   $   12,944,131   $   25,757,134
Net realized gain (loss) on:
      Investment transactions                                          6,724,543       (5,153,643)         (52,203)      (6,643,270)
      Futures contracts                                                        -                -                -                -
      Written options contracts                                                -                -                -                -
      Interest rate swaps                                                      -                -                -                -
      Foreign currency and forward foreign currency contracts                  -                -                -                -
Change in unrealized appreciation (depreciation) on:
      Investments                                                      3,027,655       13,785,189       21,807,188       24,149,563
      Futures contracts                                                        -                -                -                -
      Written options contracts                                                -                -                -                -
      Interest rate swaps                                                      -                -                -                -
      Foreign currency and forward foreign currency contracts                 12               83                -                -
                                                                  --------------   --------------   --------------   --------------
Net increase in net assets resulting from operations                  16,760,404       25,226,496       34,699,116       43,263,427
Distribution to shareholders from:
      Net investment income
            Series I                                                 (15,843,789)     (13,613,998)     (23,937,154)     (22,893,403)
            Series II                                                 (1,946,918)         (16,434)      (3,105,944)         (35,345)
      Net realized short term gains on investments, futures, and foreign currency transactions
            Series I                                                           -                -                -                -
            Series II                                                          -                -                -                -
      Net realized long term gains on investments, futures, and
      foreign currency transactions
            Series I                                                           -                -                -                -
            Series II                                                          -                -                -                -
                                                                  --------------   --------------   --------------   --------------
      Total distributions                                            (17,790,707)     (13,630,432)     (27,043,098)     (22,928,748)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                         16,858,803       83,824,852       28,991,948      108,503,400
            Reinvestment of distributions                             15,843,789       13,613,998       23,937,154       22,893,403
            Cost of shares redeemed                                  (27,806,099)     (64,989,038)     (59,238,248)     (88,657,139)
                                                                  --------------   --------------   --------------   --------------
      Total Series I transactions                                      4,896,493       32,449,812       (6,309,146)      42,739,664

      Series II
            Net proceeds from sales of shares                         26,162,964       27,068,945       37,205,899       38,880,786
            Reinvestment of distributions                              1,946,918           16,434        3,105,944           35,345
            Cost of shares redeemed                                   (3,336,833)      (2,820,398)      (6,523,407)      (2,286,984)
                                                                  --------------   --------------   --------------   --------------
      Total Series II transactions                                    24,773,049       24,264,981       33,788,436       36,629,147
Net increase in net assets from capital
      share transactions                                              29,669,542       56,714,793       27,479,290       79,368,811
                                                                  --------------   --------------   --------------   --------------
Increase in net assets                                                28,639,239       68,310,857       35,135,308       99,703,490
Net assets at beginning of period                                    355,053,077      286,742,220      507,355,065      407,651,575
                                                                  --------------   --------------   --------------   --------------
Net assets at end of period                                       $  383,692,316   $  355,053,077   $  542,490,373   $  507,355,065
                                                                  ==============   ==============   ==============   ==============

(!) Capital Shares Issued and Redeemed:
      Series I
            Shares sold                                                1,547,914        8,014,709        2,327,152        9,182,468
            Reinvestment of distributions                              1,501,781        1,339,960        1,999,762        2,011,723
            Shares redeemed                                           (2,567,808)      (6,147,320)      (4,796,209)      (7,531,879)
                                                                  --------------   --------------   --------------   --------------
      Net increase (decrease)                                            481,887        3,207,349         (469,295)       3,662,312
                                                                  ==============   ==============   ==============   ==============
      Series II
            Shares sold                                                2,402,638        2,583,629        3,000,513        3,276,307
            Reinvestment of distributions                                184,717            1,619          259,694            3,106
            Shares redeemed                                             (308,095)        (264,608)        (530,425)        (193,119)
                                                                  --------------   --------------   --------------   --------------
      Net increase                                                     2,279,260        2,320,640        2,729,782        3,086,294
                                                                  ==============   ==============   ==============   ==============

                                                                               TOTAL
                                                                              RETURN
                                                                               TRUST
                                                                  -------------------------------
                                                                    SIX MONTHS
                                                                       ENDED            YEAR
                                                                     6/30/2003         ENDED
                                                                    (UNAUDITED)      12/31/2002
                                                                  --------------   --------------
Increase in net assets:
Operations:
Net investment income                                             $   17,812,843   $   35,484,703
Net realized gain (loss) on:
      Investment transactions                                          9,874,099       21,378,164
      Futures contracts                                               28,098,812       26,733,511
      Written options contracts                                                -        4,476,426
      Interest rate swaps                                             (3,341,253)        (765,092)
      Foreign currency and forward foreign currency contracts          1,187,511        2,674,218
Change in unrealized appreciation (depreciation) on:
      Investments                                                     18,537,086        7,405,218
      Futures contracts                                              (10,643,982)       9,181,991
      Written options contracts                                       (1,470,190)      (3,317,741)
      Interest rate swaps                                              2,841,034       (2,358,930)
      Foreign currency and forward foreign currency contracts          2,635,831       (3,585,555)
                                                                  --------------   --------------
Net increase in net assets resulting from operations                  65,531,791       97,306,913
Distribution to shareholders from:
      Net investment income
            Series I                                                 (30,281,914)     (26,077,165)
            Series II                                                 (8,910,318)         (68,518)
      Net realized short term gains on investments, futures, and foreign currency transactions
            Series I                                                 (27,972,904)     (15,984,739)
            Series II                                                 (8,034,413)         (42,000)
      Net realized long term gains on investments, futures, and
      foreign currency transactions
            Series I                                                 (11,213,151)      (2,526,236)
            Series II                                                 (3,220,655)          (6,638)
                                                                  --------------   --------------
      Total distributions                                            (89,633,355)     (44,705,296)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                        117,169,932      480,464,147
            Reinvestment of distributions                             69,467,969       44,588,140
            Cost of shares redeemed                                 (150,449,478)    (234,417,205)
                                                                  --------------   --------------
      Total Series I transactions                                     36,188,423      290,635,082

      Series II
            Net proceeds from sales of shares                        182,083,451      211,527,563
            Reinvestment of distributions                             20,165,386          117,156
            Cost of shares redeemed                                  (28,510,278)        (370,845)
                                                                  --------------   --------------
      Total Series II transactions                                   173,738,559      211,273,874
Net increase in net assets from capital
      share transactions                                             209,926,982      501,908,956
                                                                  --------------   --------------
Increase in net assets                                               185,825,418      554,510,573
Net assets at beginning of period                                  1,290,982,466      736,471,893
                                                                  --------------   --------------
Net assets at end of period                                       $1,476,807,884   $1,290,982,466
                                                                  ==============   ==============

(!) Capital Shares Issued and Redeemed:
      Series I
            Shares sold                                                8,157,075       34,725,600
            Reinvestment of distributions                              5,037,562        3,334,939
            Shares redeemed                                          (10,574,353)     (16,810,563)
                                                                  --------------   --------------
      Net increase (decrease)                                          2,620,284       21,249,976
                                                                  ==============   ==============

      Series II
            Shares sold                                               12,699,517       15,156,455
            Reinvestment of distributions                              1,464,443            8,769
            Shares redeemed                                           (2,032,272)         (26,455)
                                                                  --------------   --------------
      Net increase                                                    12,131,688       15,138,769
                                                                  ==============   ==============

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                         REAL RETURN              U.S. GOVERNMENT
                                                             BOND                    SECURITIES
                                                            TRUST                      TRUST
                                                       ---------------   ---------------------------------
                                                         05/05/2003*       SIX MONTHS
                                                              TO              ENDED              YEAR
                                                          6/30/2003         6/30/2003            ENDED
                                                         (UNAUDITED)       (UNAUDITED)        12/31/2002
                                                       ---------------   ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income                                  $       522,126   $    11,547,956   $    27,141,469
Net realized gain (loss) on:
      Investment transactions                                5,814,964         7,281,040         2,619,600
      Futures contracts                                              -         2,154,520           963,950
Change in unrealized appreciation (depreciation) on:
      Investments                                           (2,065,509)       (5,042,235)       22,436,598
      Futures contracts                                              -          (694,982)          237,500
                                                       ---------------   ---------------   ---------------
Net increase in net assets resulting from operations         4,271,581        15,246,299        53,399,117
Distribution to shareholders from:
      Net investment income
            Series I                                                 -       (22,990,479)      (23,862,923)
            Series II                                                -        (6,149,929)          (37,399)
                                                       ---------------   ---------------   ---------------
      Total distributions                                            -       (29,140,408)      (23,900,322)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares              102,252,374        44,124,581       282,136,935
            Reinvestment of distributions                            -        22,990,479        23,862,923
            Cost of shares redeemed                            (22,164)     (127,488,471)     (183,654,500)
                                                       ---------------   ---------------   ---------------
      Total Series I transactions                          102,230,210       (60,373,411)      122,345,358

      Series II
            Net proceeds from sales of shares               54,684,409       116,709,782       142,632,614
            Reinvestment of distributions                            -         6,149,929            37,399
            Cost of shares redeemed                                  -       (32,984,674)      (16,997,690)
                                                       ---------------   ---------------   ---------------
      Total Series II transactions                          54,684,409        89,875,037       125,672,323

Net increase (decrease) in net assets from capital
      share transactions                                   156,914,619        29,501,626       248,017,681
                                                       ---------------   ---------------   ---------------
Increase (decrease) in net assets                          161,186,200        15,607,517       277,516,476
Net assets at beginning of period                                    -       835,908,972       558,392,496
                                                       ---------------   ---------------   ---------------
Net assets at end of period                            $   161,186,200   $   851,516,489   $   835,908,972
                                                       ===============   ===============   ===============
(!) Capital Shares Issued and Redeemed:
      Series I
            Shares sold                                      8,171,390         3,100,193        20,470,538
            Reinvestment of distributions                            -         1,658,765         1,794,205
            Shares redeemed                                     (1,707)       (9,095,335)      (13,176,348)
                                                       ---------------   ---------------   ---------------
      Net increase (decrease)                                8,169,683        (4,336,377)        9,088,395
                                                       ===============   ===============   ===============
      Series II
            Shares sold                                      4,305,533         8,252,106        10,235,080
            Reinvestment of distributions                            -           444,038             2,814
            Shares redeemed                                          -        (2,351,235)       (1,213,565)
                                                       ---------------   ---------------   ---------------
      Net increase                                           4,305,533         6,344,909         9,024,329
                                                       ===============   ===============   ===============

                                                                    MONEY
                                                                    MARKET
                                                                    TRUST
                                                       ---------------------------------
                                                         SIX MONTHS
                                                            ENDED             YEAR
                                                          6/30/2003           ENDED
                                                         (UNAUDITED)       12/31/2002
                                                       ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income                                  $     5,214,660   $    18,431,766
Net realized gain (loss) on:
      Investment transactions                                        -                 -
      Futures contracts                                              -                 -
Change in unrealized appreciation (depreciation) on:
      Investments                                                    -                 -
      Futures contracts                                              -                 -
                                                       ---------------   ---------------
Net increase in net assets resulting from operations         5,214,660        18,431,766
Distribution to shareholders from:
      Net investment income
            Series I                                        (4,702,266)      (17,770,003)
            Series II                                         (512,394)         (661,763)
                                                       ---------------   ---------------
      Total distributions                                   (5,214,660)      (18,431,766)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares              766,568,134     2,430,559,232
            Reinvestment of distributions                    4,637,447        17,770,003
            Cost of shares redeemed                       (916,310,378)   (2,517,148,825)
                                                       ---------------   ---------------
      Total Series I transactions                         (145,104,797)      (68,819,590)

      Series II
            Net proceeds from sales of shares              268,676,703       540,453,529
            Reinvestment of distributions                      504,458           661,763
            Cost of shares redeemed                       (242,750,768)     (339,501,956)
                                                       ---------------   ---------------
      Total Series II transactions                          26,430,393       201,613,336

Net increase (decrease) in net assets from capital
      share transactions                                  (118,674,404)      132,793,746
                                                       ---------------   ---------------
Increase (decrease) in net assets                         (118,674,404)      132,793,746
Net assets at beginning of period                        1,617,487,301     1,484,693,555
                                                       ---------------   ---------------
Net assets at end of period                            $ 1,498,812,897   $ 1,617,487,301
                                                       ===============   ===============
(!) Capital Shares Issued and Redeemed:
      Series I
            Shares sold                                     76,656,823       243,055,924
            Reinvestment of distributions                      463,744         1,777,000
            Shares redeemed                                (91,631,038)     (251,714,882)
                                                       ---------------   ---------------
      Net increase (decrease)                              (14,510,471)       (6,881,958)
                                                       ===============   ===============
      Series II
            Shares sold                                     26,867,670        54,045,353
            Reinvestment of distributions                       50,446            66,176
            Shares redeemed                                (24,275,076)      (33,950,196)
                                                       ---------------   ---------------
      Net increase                                           2,643,040        20,161,333
                                                       ===============   ===============

* Commencement of operations

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SMALL CAP                      INTERNATIONAL
                                                                              INDEX                            INDEX
                                                                              TRUST                            TRUST
                                                                  -----------------------------   -----------------------------
                                                                   SIX MONTHS                      SIX MONTHS
                                                                      ENDED           YEAR            ENDED           YEAR
                                                                    6/30/2003        ENDED          6/30/2003        ENDED
                                                                   (UNAUDITED)     12/31/2002      (UNAUDITED)     12/31/2002
                                                                  -------------   -------------   -------------   -------------
Increase in net assets:
Operations:
Net investment income                                             $     325,304   $     631,382   $     874,596   $     826,163
Net realized gain (loss) on:
      Investment transactions                                        (1,517,262)     (2,746,240)        (72,031)     (1,983,107)
      Futures contracts                                               2,480,256      (3,429,672)        574,617        (239,982)
      Foreign currency and forward foreign currency contracts                 -               -        (115,032)       (113,669)
Change in unrealized appreciation (depreciation) on:
      Investments                                                    12,150,971     (10,382,393)      4,668,739      (8,120,544)
      Futures contracts                                                (151,126)       (289,510)       (162,789)        (16,157)
      Foreign currency and forward foreign currency contracts                 -               -         (14,232)         14,426
                                                                  -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations      13,288,143     (16,216,433)      5,753,868      (9,632,870)
Distribution to shareholders from:
      Net investment income
            Series I                                                          -        (515,816)         (6,398)       (705,675)
            Series II                                                         -         (87,905)         (6,671)        (75,519)
                                                                  -------------   -------------   -------------   -------------
      Total distributions                                                     -        (603,721)        (13,069)       (781,194)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                        15,834,742      46,621,907      45,497,913      49,928,809
            Reinvestment of distributions                                     -         515,816           6,398         705,675
            Cost of shares redeemed                                  (6,779,958)    (21,891,507)    (42,857,015)    (39,434,094)
                                                                  -------------   -------------   -------------   -------------
      Total Series I transactions                                     9,054,784      25,246,216       2,647,296      11,200,390

      Series II
            Net proceeds from sales of shares                         7,845,869      10,242,709      33,529,563      20,465,229
            Reinvestment of distributions                                     -          87,905           6,671          75,519
            Cost of shares redeemed                                  (1,446,093)       (161,720)    (29,865,158)    (14,986,641)
                                                                  -------------   -------------   -------------   -------------
      Total Series II transactions                                    6,399,776      10,168,894       3,671,076       5,554,107

Net increase in net assets from capital
      share transactions                                             15,454,560      35,415,110       6,318,372      16,754,497
                                                                  -------------   -------------   -------------   -------------
Increase in net assets                                               28,742,703      18,594,956      12,059,171       6,340,433
Net assets at beginning of period                                    68,874,776      50,279,820      56,013,235      49,672,802
                                                                  -------------   -------------   -------------   -------------
Net assets at end of period                                       $  97,617,479   $  68,874,776   $  68,072,406   $  56,013,235
                                                                  =============   =============   =============   =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                1,670,113       4,370,521       6,612,548       6,569,236
           Reinvestment of distributions                                      -          58,884             962         101,956
           Shares redeemed                                             (741,808)     (2,152,576)     (6,164,732)     (5,222,615)
                                                                  -------------   -------------   -------------   -------------
      Net increase                                                      928,305       2,276,829         448,778       1,448,577
                                                                  =============   =============   =============   =============

      Series II
           Shares sold                                                  866,368       1,113,434       4,865,676       2,771,740
           Reinvestment of distributions                                      -          10,035           1,005          10,929
           Shares redeemed                                             (158,393)        (16,713)     (4,269,667)     (2,015,731)
                                                                  -------------   -------------   -------------   -------------
      Net increase                                                      707,975       1,106,756         597,014         766,938
                                                                  =============   =============   =============   =============


                                                                             MID CAP
                                                                              INDEX
                                                                              TRUST
                                                                  -----------------------------
                                                                   SIX MONTHS
                                                                      ENDED           YEAR
                                                                    6/30/2003        ENDED
                                                                   (UNAUDITED)     12/31/2002
                                                                  -------------   -------------
Increase in net assets:
Operations:
Net investment income                                             $     329,695   $     514,694
Net realized gain (loss) on:
      Investment transactions                                          (229,264)        124,569
      Futures contracts                                                 603,358      (1,124,813)
      Foreign currency and forward foreign currency contracts                 -               -
Change in unrealized appreciation (depreciation) on:
      Investments                                                    12,363,105     (18,180,112)
      Futures contracts                                                     598         (73,042)
      Foreign currency and forward foreign currency contracts                 -               -
                                                                  -------------   -------------
Net increase (decrease) in net assets resulting from operations      13,067,492     (18,738,704)
Distribution to shareholders from:
      Net investment income
            Series I                                                          -        (447,875)
            Series II                                                         -         (69,140)
                                                                  -------------   -------------
      Total distributions                                                     -        (517,015)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                        11,381,381      69,200,941
            Reinvestment of distributions                                     -         447,875
            Cost of shares redeemed                                  (8,152,069)    (21,778,079)
                                                                  -------------   -------------
      Total Series I transactions                                     3,229,312      47,870,737

      Series II
            Net proceeds from sales of shares                         8,774,407      13,295,081
            Reinvestment of distributions                                     -          69,140
            Cost of shares redeemed                                    (810,389)        (84,388)
                                                                  -------------   -------------
      Total Series II transactions                                    7,964,018      13,279,833

Net increase in net assets from capital
      share transactions                                             11,193,330      61,150,570
                                                                  -------------   -------------
Increase in net assets                                               24,260,822      41,894,851
Net assets at beginning of period                                   100,092,167      58,197,316
                                                                  -------------   -------------
Net assets at end of period                                       $ 124,352,989   $ 100,092,167
                                                                  =============   =============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                1,023,188       5,383,063
           Reinvestment of distributions                                      -          41,544
           Shares redeemed                                             (747,844)     (1,896,454)
                                                                  -------------   -------------
      Net increase                                                      275,344       3,528,153
                                                                  =============   =============

      Series II
           Shares sold                                                  805,226       1,186,158
           Reinvestment of distributions                                      -           6,432
           Shares redeemed                                              (73,978)         (7,090)
                                                                  -------------   -------------
      Net increase                                                      731,248       1,185,500
                                                                  =============   =============

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            TOTAL STOCK                           500
                                                                           MARKET INDEX                          INDEX
                                                                               TRUST                             TRUST
                                                                  -------------------------------   -------------------------------
                                                                    SIX MONTHS                        SIX MONTHS
                                                                       ENDED            YEAR             ENDED            YEAR
                                                                     6/30/2003         ENDED           6/30/2003          ENDED
                                                                    (UNAUDITED)      12/31/2002       (UNAUDITED)      12/31/2002
                                                                  --------------   --------------   --------------   --------------
Increase (decrease) in net assets:
Operations:
Net investment income                                             $      427,831   $      661,626   $    4,597,322   $    7,774,302
Capital gain distributions received                                            -                -                -                -
Net realized loss on:
      Investment transactions                                         (1,188,242)      (1,567,504)      (1,338,042)     (21,614,857)
      Futures contracts                                                1,705,374       (1,083,922)       1,032,304       (5,959,220)
Change in unrealized appreciation (depreciation) on:
      Investments                                                     10,261,939      (14,544,211)      84,354,965     (170,991,162)
      Futures contracts                                                 (130,578)         (99,885)          74,691         (382,534)
                                                                  --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from operations       11,076,324      (16,633,896)      88,721,240     (191,173,471)
Distribution to shareholders from:
      Net investment income
            Series I                                                           -         (588,347)      (7,127,933)         (16,488)
            Series II                                                          -          (63,516)        (598,736)              (7)
      Capital gain distributions received from mutual funds
            Series I                                                           -                -                -                -
            Series II                                                          -                -                -                -
      Return of capital
            Series I                                                           -                -                -                -
            Series II                                                          -                -                -                -
                                                                  --------------   --------------   --------------   --------------
      Total distributions                                                      -         (651,863)      (7,726,669)         (16,495)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                         22,759,741       31,050,881       85,111,510      160,628,263
            Reinvestment of distributions                                      -          588,347        7,127,933           16,488
            Cost of shares redeemed                                   (1,424,876)     (28,316,936)     (25,404,224)     (64,842,556)
                                                                  --------------   --------------   --------------   --------------
      Total Series I transactions                                     21,334,865        3,322,292       66,835,219       95,802,195

      Series II
            Net proceeds from sales of shares                          8,040,701        6,585,604       31,096,298       42,734,245
            Reinvestment of distributions                                      -           63,516          598,736                7
            Cost of shares redeemed                                     (286,049)        (210,466)      (1,495,917)      (3,225,546)
                                                                  --------------   --------------   --------------   --------------
      Total Series II transactions                                     7,754,652        6,438,654       30,199,117       39,508,706

Net increase in net assets from capital
      share transactions                                              29,089,517        9,760,946       97,034,336      135,310,901
                                                                  --------------   --------------   --------------   --------------
Increase (decrease) in net assets                                     40,165,841       (7,524,813)     178,028,907      (55,879,065)
Net assets at beginning of period                                     66,132,368       73,657,181      716,680,297      772,559,362
                                                                  --------------   --------------   --------------   --------------
Net assets at end of period                                       $  106,298,209   $   66,132,368   $  894,709,204   $  716,680,297
                                                                  ==============   ==============   ==============   ==============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                 2,918,564        3,557,679       10,901,234       18,529,081
           Reinvestment of distributions                                       -           77,211          945,349            1,723
           Shares redeemed                                              (178,328)      (3,305,169)      (3,354,089)      (8,044,441)
                                                                  --------------   --------------   --------------   --------------
      Net increase                                                     2,740,236          329,721        8,492,494       10,486,363
                                                                  ==============   ==============   ==============   ==============

      Series II
           Shares sold                                                 1,026,725          828,077        4,012,626        5,469,301
           Reinvestment of distributions                                       -            8,346           79,619                1
           Shares redeemed                                               (37,821)         (27,437)        (195,828)        (428,248)
                                                                  --------------   --------------   --------------   --------------
      Net increase                                                       988,904          808,986        3,896,417        5,041,054
                                                                  ==============   ==============   ==============   ==============


                                                                             LIFESTYLE
                                                                          AGGRESSIVE 1000
                                                                               TRUST
                                                                  -------------------------------
                                                                    SIX MONTHS
                                                                       ENDED            YEAR
                                                                     6/30/2003         ENDED
                                                                    (UNAUDITED)      12/31/2002
                                                                  --------------   --------------
Increase (decrease) in net assets:
Operations:
Net investment income                                             $      773,249   $      638,986
Capital gain distributions received                                      238,829          720,320
Net realized loss on:
      Investment transactions                                         (8,851,248)     (39,630,439)
      Futures contracts                                                        -                -
Change in unrealized appreciation (depreciation) on:
      Investments                                                     39,091,468       (8,209,936)
      Futures contracts                                                        -                -
                                                                  --------------   --------------
Net increase (decrease) in net assets resulting from operations       31,252,298      (46,481,069)
Distribution to shareholders from:
      Net investment income
            Series I                                                    (730,476)        (695,241)
            Series II                                                   (133,008)          (1,406)
      Capital gain distributions received from mutual funds
            Series I                                                    (202,041)               -
            Series II                                                    (36,788)               -
      Return of capital
            Series I                                                           -         (810,346)
            Series II                                                          -           (1,640)
                                                                  --------------   --------------
      Total distributions                                             (1,102,313)      (1,508,633)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                         29,195,755       55,693,550
            Reinvestment of distributions                                932,517        1,505,587
            Cost of shares redeemed                                   (3,995,860)     (11,676,851)
                                                                  --------------   --------------
      Total Series I transactions                                     26,132,412       45,522,286

      Series II
            Net proceeds from sales of shares                         34,900,545       28,364,757
            Reinvestment of distributions                                169,796            3,046
            Cost of shares redeemed                                   (1,518,331)        (381,585)
                                                                  --------------   --------------
      Total Series II transactions                                    33,552,010       27,986,218

Net increase in net assets from capital
      share transactions                                              59,684,422       73,508,504
                                                                  --------------   --------------
Increase (decrease) in net assets                                     89,834,407       25,518,802
Net assets at beginning of period                                    212,991,668      187,472,866
                                                                  --------------   --------------
Net assets at end of period                                       $  302,826,075   $  212,991,668
                                                                  ==============   ==============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                 3,581,043        5,934,544
           Reinvestment of distributions                                 117,446          147,462
           Shares redeemed                                              (484,150)      (1,371,440)
                                                                  --------------   --------------
      Net increase                                                     3,214,339        4,710,566
                                                                  ==============   ==============

      Series II
           Shares sold                                                 4,205,584        3,373,364
           Reinvestment of distributions                                  21,385              298
           Shares redeemed                                              (183,226)         (44,978)
                                                                  --------------   --------------
      Net increase                                                     4,043,743        3,328,684
                                                                  ==============   ==============

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             LIFESTYLE                         LIFESTYLE
                                                                            GROWTH 820                       BALANCED 640
                                                                               TRUST                             TRUST
                                                                  -------------------------------   -------------------------------
                                                                   SIX MONTHS                         SIX MONTHS
                                                                      ENDED             YEAR             ENDED            YEAR
                                                                    6/30/2003           ENDED          6/30/2003          ENDED
                                                                   (UNAUDITED)       12/31/2002       (UNAUDITED)      12/31/2002
                                                                  --------------   --------------   --------------   --------------
Increase in net assets:
Operations:
Net investment income                                             $   10,073,894   $    9,577,690   $   21,650,954   $   20,643,509
Capital gain distributions received                                    2,668,830        6,323,688        8,517,698        5,566,154
Net realized loss on investment transactions                         (25,874,509)    (131,612,796)      (4,468,207)    (119,654,241)
Change in unrealized appreciation (depreciation) on:
      Investments                                                    130,282,100      (25,127,842)      95,336,328        2,595,162
                                                                  --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from operations      117,150,315     (140,839,260)     121,036,773      (90,849,416)
Distribution to shareholders from:
      Net investment income
            Series I                                                  (8,487,820)     (10,160,087)     (17,377,879)     (21,243,448)
            Series II                                                 (1,947,691)         (21,800)      (4,692,128)         (58,135)
      Net realized short term gains on investments, futures, and foreign currency transactions
            Series I                                                           -                -                -       (1,155,339)
            Series II                                                          -                -                -           (1,948)
      Capital gain distributions received from mutual funds
            Series I                                                  (2,170,717)      (1,686,289)      (6,706,819)      (2,409,198)
            Series II                                                   (498,113)          (2,206)      (1,810,879)          (6,548)
      Return of capital
            Series I                                                           -       (4,629,887)               -       (3,141,869)
            Series II                                                          -           (5,306)               -           (8,539)
                                                                  --------------   --------------   --------------   --------------
      Total distributions                                            (13,104,341)     (16,505,575)     (30,587,705)     (28,025,024)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                         62,113,806      212,549,319       97,026,080      257,924,700
            Reinvestment of distributions                             10,658,537       16,476,263       24,084,698       27,949,854
            Cost of shares redeemed                                   (8,689,950)     (34,758,314)     (10,296,061)     (52,362,698)
                                                                  --------------   --------------   --------------   --------------
      Total Series I transactions                                     64,082,393      194,267,268      110,814,717      233,511,856

      Series II
            Net proceeds from sales of shares                        157,169,233      123,673,253      185,671,489      164,204,185
            Reinvestment of distributions                              2,445,804           29,312        6,503,007           75,170
            Cost of shares redeemed                                            -         (662,415)         (31,252)          (2,174)
                                                                  --------------   --------------   --------------   --------------
      Total Series II transactions                                   159,615,037      123,040,150      192,143,244      164,277,181
Net increase in net assets from capital
      share transactions                                             223,697,430      317,307,418      302,957,961      397,789,037
                                                                  --------------   --------------   --------------   --------------
Increase in net assets                                               327,743,404      159,962,583      393,407,029      278,914,597
Net assets at beginning of period                                    886,510,534      726,547,951    1,024,129,887      745,215,290
                                                                  --------------   --------------   --------------   --------------
Net assets at end of period                                       $1,214,253,938   $  886,510,534   $1,417,536,916   $1,024,129,887
                                                                  ==============   ==============   ==============   ==============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                62,113,806       20,120,218        9,217,506       23,095,999
           Reinvestment of distributions                              10,658,537        1,506,962        2,379,911        2,446,813
           Shares redeemed                                            (8,689,950)      (3,727,067)      (1,001,156)      (5,096,039)
                                                                  --------------   --------------   --------------   --------------
      Net increase                                                    64,082,393       17,900,113       10,596,261       20,446,773
                                                                  ==============   ==============   ==============   ==============

      Series II
           Shares sold                                               157,169,233       13,101,886       17,687,583       15,939,384
           Reinvestment of distributions                               2,445,804            3,025          642,589            6,854
           Shares redeemed                                                     -          (76,227)          (3,034)            (188)
                                                                  --------------   --------------   --------------   --------------
      Net increase                                                   159,615,037       13,028,684       18,327,138       15,946,050
                                                                  ==============   ==============   ==============   ==============

                                                                             LIFESTYLE
                                                                           MODERATE 460
                                                                               TRUST
                                                                  -------------------------------
                                                                    SIX MONTHS
                                                                       ENDED            YEAR
                                                                     6/30/2003         ENDED
                                                                    (UNAUDITED)      12/31/2002
                                                                  --------------   --------------
Increase in net assets:
Operations:
Net investment income                                             $   11,183,725   $    9,461,826
Capital gain distributions received                                    3,702,356          364,686
Net realized loss on investment transactions                            (710,712)     (20,119,565)
Change in unrealized appreciation (depreciation) on:
      Investments                                                     26,121,156       (2,039,725)
                                                                  --------------   --------------
Net increase (decrease) in net assets resulting from operations       40,296,525      (12,332,778)
Distribution to shareholders from:
      Net investment income
            Series I                                                  (8,546,399)      (9,596,133)
            Series II                                                 (2,810,326)         (48,041)
      Net realized short term gains on investments, futures, and foreign currency transactions
            Series I                                                           -                -
            Series II                                                          -                -
      Capital gain distributions received from mutual funds
            Series I                                                  (2,786,174)               -
            Series II                                                   (916,182)               -
      Return of capital
            Series I                                                           -         (415,270)
            Series II                                                          -           (5,365)
                                                                  --------------   --------------
      Total distributions                                            (15,059,081)     (10,064,809)
Capital Shares Transactions (!) :
      Series I
            Net proceeds from sales of shares                         38,220,810      114,980,569
            Reinvestment of distributions                             11,332,573       10,011,403
            Cost of shares redeemed                                   (9,363,959)     (22,007,699)
                                                                  --------------   --------------
      Total Series I transactions                                     40,189,424      102,984,273

      Series II
            Net proceeds from sales of shares                         83,257,934       74,100,637
            Reinvestment of distributions                              3,726,508           53,406
            Cost of shares redeemed                                     (389,643)        (391,213)
                                                                  --------------   --------------
      Total Series II transactions                                    86,594,799       73,762,830
Net increase in net assets from capital
      share transactions                                             126,784,223      176,747,103
                                                                  --------------   --------------
Increase in net assets                                               152,021,667      154,349,516
Net assets at beginning of period                                    399,848,756      245,499,240
                                                                  --------------   --------------
Net assets at end of period                                       $  551,870,423   $  399,848,756
                                                                  ==============   ==============

(!) Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                 3,385,207        9,884,731
           Reinvestment of distributions                               1,030,234          850,983
           Shares redeemed                                              (827,989)      (1,986,744)
                                                                  --------------   --------------
      Net increase                                                     3,587,452        8,748,970
                                                                  ==============   ==============

      Series II
           Shares sold                                                 7,332,653        6,648,175
           Reinvestment of distributions                                 338,773            4,694
           Shares redeemed                                               (34,846)         (35,852)
                                                                  --------------   --------------
      Net increase                                                     7,636,580        6,617,017
                                                                  ==============   ==============

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          LIFESTYLE                           SMALL-MID
                                                                      CONSERVATIVE 280                           CAP
                                                                            TRUST                               TRUST
                                                              ---------------------------------   ---------------------------------
                                                                SIX MONTHS                          SIX MONTHS
                                                                   ENDED             YEAR              ENDED             YEAR
                                                                 6/30/2003           ENDED           6/30/2003           ENDED
                                                                (UNAUDITED)       12/31/2002        (UNAUDITED)       12/31/2002
                                                              ---------------   ---------------   ---------------   ---------------
Increase in net assets:
Operations:
Net investment income (loss)                                  $    10,771,751   $     5,751,454   ($      123,912)  ($        9,489)
Capital gain distributions received                                 2,904,221           837,528                 -                 -
Net realized gain (loss) on:
     Investment transactions                                           78,151        (2,807,635)       (1,276,894)          (86,830)
     Foreign currency and forward foreign currency
        contracts                                                           -                 -                 -                 -
Change in unrealized appreciation (depreciation) on:
     Investments                                                    9,709,854         1,453,414         8,837,360        (3,423,192)
     Foreign currency and forward foreign currency
        contracts                                                           -                 -                 -                 -
                                                              ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting from
   operations                                                      23,463,977         5,234,761         7,436,554        (3,519,511)
Distribution to shareholders from:
     Net investment income
           Series I                                                (8,483,781)       (5,883,437)                -                (4)
           Series II                                               (2,420,513)          (41,469)                -                 -
     Net realized short term gains on investments, futures,
        and foreign currency transactions
           Series I                                                         -           (44,490)                -                 -
           Series II                                                        -              (103)                -                 -
     Capital gain distributions received from mutual funds
           Series I                                                (2,258,825)         (549,122)                -                 -
           Series II                                                 (645,396)           (3,103)                -                 -
     Return of capital
           Series I                                                         -          (283,700)                -                 -
           Series II                                                        -            (1,603)                -                 -
                                                              ---------------   ---------------   ---------------   ---------------
     Total distributions                                          (13,808,515)       (6,807,027)                -                (4)
Capital Shares Transactions (!):
     Series I
           Net proceeds from sales of shares                       41,212,508        90,159,106        19,758,227        69,191,701
           Reinvestment of distributions                           10,742,606         6,760,749                 -                 4
           Cost of shares redeemed                                (12,860,946)      (17,959,319)      (10,050,352)       (5,006,913)
                                                              ---------------   ---------------   ---------------   ---------------
     Total Series I transactions                                   39,094,168        78,960,536         9,707,875        64,184,792
     Series II
           Net proceeds from sales of shares                       62,789,107        47,684,050        14,934,823        11,268,974
           Reinvestment of distributions                            3,065,909            46,278                 -                 -
           Cost of shares redeemed                                 (2,560,823)         (806,771)         (518,394)          (29,621)
                                                              ---------------   ---------------   ---------------   ---------------
     Total Series II transactions                                  63,294,193        46,923,557        14,416,429        11,239,353

Net increase in net assets from capital
     share transactions                                           102,388,361       125,884,093        24,124,304        75,424,145
                                                              ---------------   ---------------   ---------------   ---------------
Increase in net assets                                            112,043,823       124,311,827        31,560,858        71,904,630
Net assets at beginning of period                                 298,352,587       174,040,760        74,794,492         2,889,862
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at end of period                                   $   410,396,410   $   298,352,587    $  106,355,350    $   74,794,492
                                                              ===============   ===============   ===============   ===============
(!) Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                               3,238,368         7,148,766         2,075,044         6,745,951
          Reinvestment of distributions                               864,886           534,919                 -                 -+
          Shares redeemed                                          (1,010,647)       (1,426,503)       (1,055,856)         (496,271)
                                                              ---------------   ---------------   ---------------   ---------------
     Net increase                                                   3,092,607         6,257,182         1,019,188         6,249,680
                                                              ===============   ===============   ===============   ===============
     Series II
          Shares sold                                               4,913,715         3,812,140         1,539,682         1,104,516
          Reinvestment of distributions                               246,842             3,677                 -                 -
          Shares redeemed                                            (200,076)          (65,110)          (54,662)           (2,887)
                                                              ---------------   ---------------   ---------------   ---------------
     Net increase                                                   4,960,481         3,750,707         1,485,020         1,101,629
                                                              ===============   ===============   ===============   ===============

                                                                        INTERNATIONAL
                                                                        EQUITY SELECT
                                                                            TRUST
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                   ENDED             YEAR
                                                                 6/30/2003           ENDED
                                                                (UNAUDITED)       12/31/2002
                                                              ---------------   ---------------
Increase in net assets:
Operations:
Net investment income (loss)                                  $       972,474   ($       18,819)
Capital gain distributions received                                         -                 -
Net realized gain (loss) on:
     Investment transactions                                          (88,014)         (185,009)
     Foreign currency and forward foreign currency
        contracts                                                      11,120          (240,210)
Change in unrealized appreciation (depreciation) on:
     Investments                                                    4,337,252          (717,522)
     Foreign currency and forward foreign currency
        contracts                                                         784               219
                                                              ---------------   ---------------
Net increase (decrease) in net assets resulting from
   operations                                                       5,233,616        (1,161,341)
Distribution to shareholders from:
     Net investment income
           Series I                                                         -                 -
           Series II                                                        -                 -
     Net realized short term gains on investments, futures,
        and foreign currency transactions
           Series I                                                         -                 -
           Series II                                                        -                 -
     Capital gain distributions received from mutual funds
           Series I                                                         -                 -
           Series II                                                        -                 -
     Return of capital
           Series I                                                         -                 -
           Series II                                                        -                 -
                                                              ---------------   ---------------
     Total distributions                                                    -                 -
Capital Shares Transactions (!) :
     Series I
           Net proceeds from sales of shares                       18,949,498        52,830,578
           Reinvestment of distributions                                    -                 -
           Cost of shares redeemed                                (15,916,308)       (5,138,829)
                                                              ---------------   ---------------
     Total Series I transactions                                    3,033,190        47,691,749
     Series II
           Net proceeds from sales of shares                       11,172,348         8,379,920
           Reinvestment of distributions                                    -                 -
           Cost of shares redeemed                                 (1,679,632)          (34,310)
                                                              ---------------   ---------------
     Total Series II transactions                                   9,492,716         8,345,610

Net increase in net assets from capital
     share transactions                                            12,525,906        56,037,359
                                                              ---------------   ---------------
Increase in net assets                                             17,759,522        54,876,018
Net assets at beginning of period                                  57,773,018         2,897,000
                                                              ---------------   ---------------
Net assets at end of period                                   $    75,532,540    $   57,773,018
                                                              ===============   ===============
(!)  Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                               1,868,217         4,907,682
          Reinvestment of distributions                                     -                 -
          Shares redeemed                                          (1,558,536)         (485,518)
                                                              ---------------   ---------------
     Net increase                                                     309,681         4,422,164
                                                              ===============   ===============
     Series II
          Shares sold                                               1,059,079           781,906
          Reinvestment of distributions                                     -                 -
          Shares redeemed                                            (163,806)           (3,210)
                                                              ---------------   ---------------
     Net increase                                                     895,273           778,696
                                                              ===============   ===============

+  Rounds to less than 1 share

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            HIGH                     AMERICAN          AMERICAN
                                                                         GRADE BOND                   GROWTH         INTERNATIONAL
                                                                            TRUST                      TRUST             TRUST
                                                              ---------------------------------   ---------------   ---------------
                                                                Six Months                          05/05/2003*       05/05/2003*
                                                                   ENDED             YEAR               TO                TO
                                                                 6/30/2003           ENDED           6/30/2003         6/30/2003
                                                                (UNAUDITED)       12/31/2002        (UNAUDITED)       (UNAUDITED)
                                                              ---------------   ---------------   ---------------   ---------------
Increase in net assets:
Operations:
Net investment income (loss)                                  $     1,498,621   $       414,589   ($       16,853)  ($       32,109)
Net realized gain on:
     Investment transactions                                        1,968,894           185,172           710,014            17,291
Change in unrealized appreciation
   (depreciation) on:
     Investments                                                      375,284         1,349,499                 -         4,017,318
                                                              ---------------   ---------------   ---------------   ---------------
Net increase in net assets resulting from operations                3,842,799         1,949,260           693,161         4,002,500
Distribution to shareholders from:
     Net investment income
           Series I                                                         -          (372,010)                -                 -
           Series II                                                        -           (67,179)                -                 -
     Net realized short term gains on investments,
     futures, and foreign currency transactions
           Series I                                                   (34,642)          (83,763)                -                 -
           Series II                                                   (9,434)          (15,439)                -                 -
     Net realized long term gains on investments,
     futures, and foreign currency transactions
           Series I                                                         -            (9,753)                -                 -
           Series II                                                        -            (1,798)                -                 -
                                                              ---------------   ---------------   ---------------   ---------------
     Total distributions                                              (44,076)         (549,942)                -                 -
Capital Shares Transactions (!) :
     Series I
           Net proceeds from sales of shares                       28,264,706        82,486,925                 -                 -
           Reinvestment of distributions                               34,642           465,526                 -                 -
           Cost of shares redeemed                                (18,291,171)       (9,491,065)                -                 -
                                                              ---------------   ---------------   ---------------   ---------------
     Total Series I transactions                                   10,008,177        73,461,386                 -                 -

     Series II
           Net proceeds from sales of shares                       19,474,980        14,473,900        48,386,101        81,006,525
           Reinvestment of distributions                                9,434            84,416                 -                 -
           Cost of shares redeemed                                 (1,070,213)          (66,644)                -          (366,540)
                                                              ---------------   ---------------   ---------------   ---------------
     Total Series II transactions                                  18,414,201        14,491,672        48,386,101        80,639,985
Net increase in net assets from capital
     share transactions                                            28,422,378        87,953,058        48,386,101        80,639,985
                                                              ---------------   ---------------   ---------------   ---------------
Increase in net assets                                             32,221,101        89,352,376        49,079,262        84,642,485
Net assets at beginning of period                                  92,606,190         3,253,814                 -                 -
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at end of period                                   $   124,827,291   $    92,606,190    $   49,079,262    $   84,642,485
                                                              ===============   ===============   ===============   ===============
(!)  Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                               2,047,484         6,061,733                 -                 -
          Reinvestment of distributions                                 2,507            33,760                 -                 -
          Shares redeemed                                          (1,324,398)         (695,472)                -                 -
                                                              ---------------   ---------------   ---------------   ---------------
     Net increase                                                     725,593         5,400,021                 -                 -
                                                              ===============   ===============   ===============   ===============
     Series II
          Shares sold                                               1,396,581         1,062,895         3,672,919         6,441,311
          Reinvestment of distributions                                   683             6,122                 -                 -
          Shares redeemed                                             (77,575)           (4,831)                -           (27,959)
                                                              ---------------   ---------------   ---------------   ---------------
     Net increase                                                   1,319,689         1,064,186         3,672,919         6,413,352
                                                              ===============   ===============   ===============   ===============

                                                                 AMERICAN      AMERICAN BLUE CHIP
                                                               GROWTH-INCOME   INCOME AND GROWTH
                                                                   TRUST             TRUST
                                                              ---------------  ------------------
                                                                05/05/2003*       05/05/2003*
                                                                    TO                TO
                                                                 6/30/2003         6/30/2003
                                                                (UNAUDITED)       (UNAUDITED)
                                                              ---------------  ------------------
Increase in net assets:
Operations:
Net investment income (loss)                                  $        27,664  ($        51,212)
Net realized gain on:
     Investment transactions                                                -                 -
Change in unrealized appreciation
   (depreciation) on:
     Investments                                                      213,596         3,402,960
                                                              ---------------  ----------------
Net increase in net assets resulting from operations                  241,260         3,351,748
Distribution to shareholders from:
     Net investment income
           Series I                                                         -                 -
           Series II                                                        -                 -
     Net realized short term gains on investments,
     futures, and foreign currency transactions
           Series I                                                         -                 -
           Series II                                                        -                 -
     Net realized long term gains on investments,
     futures, and foreign currency transactions
           Series I                                                         -                 -
           Series II                                                        -                 -
                                                              ---------------  ----------------
     Total distributions                                                    -                 -
Capital Shares Transactions (!) :
     Series I
           Net proceeds from sales of shares                                -                 -
           Reinvestment of distributions                                    -                 -
           Cost of shares redeemed                                          -                 -
                                                              ---------------  ----------------
     Total Series I transactions                                            -                 -

     Series II
           Net proceeds from sales of shares                       24,981,593        72,723,757
           Reinvestment of distributions
           Cost of shares redeemed                                          -                 -
                                                              ---------------  ----------------
     Total Series II transactions                                  24,981,593        72,723,757
Net increase in net assets from capital
     share transactions                                            24,981,593        72,723,757
                                                              ---------------  ----------------
Increase in net assets                                             25,222,853        76,075,505
Net assets at beginning of period                                           -                 -
                                                              ---------------  ----------------
Net assets at end of period                                   $    25,222,853   $    76,075,505
                                                              ===============  ================
(!)  Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                                       -                 -
          Reinvestment of distributions                                     -                 -
          Shares redeemed                                                   -                 -
                                                              ---------------   ---------------
     Net increase                                                           -                 -
                                                              ===============   ===============
     Series II
          Shares sold                                               1,890,005         5,734,022
          Reinvestment of distributions                                     -                 -
          Shares redeemed                                                   -                 -
                                                              ---------------   ---------------
     Net increase                                                   1,890,005         5,734,022
                                                              ===============   ===============

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                        SCIENCE & TECHNOLOGY TRUST
                                        ------------------------------------------------------------------------------------------
                                                                                 SERIES I
                                        ------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                        6/30/2003(!)                               YEARS ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------------
                                        (UNAUDITED)         2002(!)       2001(!)        2000(!)           1999            1998
                                        ----------        ----------    ----------    -------------    -------------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD    $     7.60        $    12.83    $    23.24    $       36.17    $       19.52    $    13.62
Income from investment operations:
     Net investment income (loss)            (0.03)            (0.08)        (0.13)           (0.24)           (0.06)        (0.09)
     Net realized and unrealized
       gain (loss) on investments and
       foreign currency transactions          1.68             (5.15)        (9.36)          (11.77)           19.43          5.99
                                        ----------        ----------    ----------    -------------    -------------    ----------
     Total from investment operations         1.65             (5.23)        (9.49)          (12.01)           19.37          5.90
                                        ----------        ----------    ----------    -------------    -------------    ----------
Less distributions:
     Distributions from capital gains            -                 -         (0.92)           (0.92)           (2.72)            -
                                        ----------        ----------    ----------    -------------    -------------    ----------
     Total distributions                         -                 -         (0.92)           (0.92)           (2.72)            -
                                        ----------        ----------    ----------    -------------    -------------    ----------
NET ASSET VALUE, END OF PERIOD          $     9.25        $     7.60    $    12.83    $       23.24    $       36.17    $    19.52
                                        ==========        ==========    ==========    =============    =============    ==========
     TOTAL RETURN (B)                        21.71%+          (40.76%)      (41.25%)         (34.06%)          99.49%        43.32%
Net assets, end of period (000's)       $  466,092        $  358,553    $  729,587    $   1,262,181    $   1,144,454    $  179,285
Ratio of expenses to average net
   assets                                     1.23%++(A)        1.17%         1.16%            1.15%            1.16%         1.21%
Ratio of expenses to average net
   assets after expense reduction             1.20%++(A)        1.15%         1.15%            1.14%            1.16%         1.21%
Ratio of net investment income
   (loss) to average net assets              (0.84%)(A)        (0.87%)       (0.80%)          (0.73%)          (0.40%)       (0.73%)
Portfolio turnover rate                         62%+++(A)         59%          144%             133%             113%          105%

                                         SCIENCE & TECHNOLOGY TRUST
                                        -----------------------------
                                                  SERIES II
                                        ------------------------------
                                        SIX MONTHS
                                          ENDED            1/28/2002*
                                        6/30/2003(!)           TO
                                        (UNAUDITED)       12/31/2002(!)
                                        -----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD    $     7.59         $    12.61
Income from investment operations:
     Net investment income (loss)            (0.04)             (0.08)
     Net realized and unrealized
       gain (loss) on investments
       and foreign currency
       transactions                           1.69              (4.94)
                                        ----------         ----------
     Total from investment operations         1.65              (5.02)
                                        ----------         ----------
Less distributions:
     Distributions from capital gains            -                  -
                                        ----------         ----------
     Total distributions                         -                  -
                                        ----------         ----------
NET ASSET VALUE, END OF PERIOD          $     9.24         $     7.59
                                        ==========         ==========
     TOTAL RETURN (B)                        21.74%+           (39.81%)+
Net assets, end of period (000's)       $   36,346         $   11,064
Ratio of expenses to average net
   assets                                     1.43%++(A)         1.37%(A)
Ratio of expenses to average net
   assets after expense reduction             1.40%++(A)         1.35%(A)
Ratio of net investment income
   (loss) to average net assets              (1.07%)(A)         (1.07%)(A)
Portfolio turnover rate                         62%+++(A)          59%(A)

                                                                     PACIFIC RIM EMERGING MARKETS TRUST
                                            -----------------------------------------------------------------------------------
                                                                                     SERIES I
                                            -----------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                            6/30/2003(!)                            YEARS ENDED DECEMBER 31,
                                                             ------------------------------------------------------------------
                                            (UNAUDITED)        2002(!)       2001(!)       2000(!)        1999          1998
                                            -----------      ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $     5.81       $     6.65    $     8.20    $    10.88    $     6.83    $     7.16
Income from investment operations:
     Net investment income (loss)                 0.05             0.02          0.02          0.06          0.09          0.08
     Net realized and unrealized
       gain (loss) on investments
       and foreign currency transactions          0.35            (0.85)        (1.54)        (2.70)         4.17         (0.41)
                                            ----------       ----------    ----------    ----------    ----------    ----------
     Total from investment operations             0.40            (0.83)        (1.52)        (2.64)         4.26         (0.33)
                                            ----------       ----------    ----------    ----------    ----------    ----------
Less distributions:
     Dividends from net investment
        income                                   (0.01)           (0.01)        (0.03)        (0.04)        (0.21)            -
                                            ----------       ----------    ----------    ----------    ----------    ----------
     Total distributions                         (0.01)           (0.01)        (0.03)        (0.04)        (0.21)            -
                                            ----------       ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD              $     6.20       $     5.81    $     6.65    $     8.20    $    10.88    $     6.83
                                            ==========       ==========    ==========    ==========    ==========    ==========
      TOTAL RETURN                                6.92%+         (12.53%)      (18.57%)      (24.37%)       62.87%        (4.61%)
Net assets, end of period (000's)           $   43,899       $   45,937    $   55,981    $   83,370    $   94,753    $   27,995
Ratio of expenses to average net
   assets                                         1.29%(A)         1.23%         1.23%         1.03%         1.11%         1.21%
Ratio of net investment income (loss)
   to average net assets                          1.66%(A)         0.24%         0.32%         0.61%         0.90%         1.21%
Portfolio turnover rate                             44%(A)           28%           76%           55%           42%           62%

                                           PACIFIC RIM EMERGING MARKETS TRUST
                                           -----------------------------------
                                                        SERIES II
                                              -----------------------------
                                              SIX MONTHS
                                                ENDED          1/28/2002*
                                              6/30/2003(!)         TO
                                              (UNAUDITED)      12/31/2002(!)
                                              ----------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD          $     5.81       $     6.63
Income from investment operations:
     Net investment income (loss)                   0.04            (0.02)
     Net realized and unrealized
       gain (loss) on investments
       and foreign currency
       transactions                                 0.36            (0.79)
                                              ----------       ----------
     Total from investment operations               0.40            (0.81)
                                              ----------       ----------
Less distributions:
     Dividends from net investment
        income                                     (0.02)           (0.01)
                                              ----------       ----------
     Total distributions                           (0.02)           (0.01)
                                              ----------       ----------
NET ASSET VALUE, END OF PERIOD                $     6.19       $     5.81
                                              ==========       ==========
      TOTAL RETURN                                  6.86%+         (12.27%)+
Net assets, end of period (000's)             $    6,210       $    4,287
Ratio of expenses to average net
   assets                                           1.49%(A)         1.43%(A)
Ratio of net investment income (loss)
   to average net assets                            1.53%(A)        (0.28%)(A)
Portfolio turnover rate                               44%(A)           28%(A)

(!)  Net investment income has been calculated using the average shares method.

 *   Commencement of operations

 +   Not Annualized

++ The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.18% and 1.15% for Series I and 1.38% and 1.35% for Series II, respectively.

+++ The portfolio turnover rate does not include the assets acquired in the merger.

(A)  Annualized

(B) The total return for six months ended June 30, 2003, the years ended 2002, 2001 and 2000 for Series I and for the six months ended June 30, 2003 and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                     HEALTH SCIENCES TRUST
                                                      ----------------------------------------------------------------------------
                                                                        SERIES I                               SERIES II
                                                      -------------------------------------------     ----------------------------
                                                      SIX MONTHS                                      SIX MONTHS
                                                        ENDED         YEAR ENDED     4/30/2001*          ENDED         1/28/2002*
                                                      6/30/2003(!)    DECEMBER 31,      TO            6/30/2003(!)         TO
                                                      (UNAUDITED)       2002(!)     12/31/2001(!)     (UNAUDITED)     12/31/2002(!)
                                                      ----------      -----------   ------------      ----------      ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                 $     9.83       $    13.54    $    12.50       $     9.83       $  12.90
Income from investment operations:
     Net investment loss                                   (0.04)           (0.08)        (0.07)           (0.05)         (0.09)
     Net realized and unrealized gain (loss) on
       investments and foreign currency transactions        2.33            (3.60)         1.11             2.32          (2.95)
                                                      ----------       ----------    ----------       ----------       --------
     Total from investment operations                       2.29            (3.68)         1.04             2.27          (3.04)
                                                      ----------       ----------    ----------       ----------       --------
Less distributions:
     Distributions from capital gains                          -            (0.03)            -                -          (0.03)
                                                      ----------       ----------    ----------       ----------       --------
     Total distributions                                       -            (0.03)            -                -          (0.03)
                                                      ----------       ----------    ----------       ----------       --------
NET ASSET VALUE, END OF PERIOD                        $    12.12       $     9.83    $    13.54       $    12.10       $   9.83
                                                      ==========       ==========    ==========       ==========       ========
     TOTAL RETURN (B)                                      23.30%+         (27.24%)        8.32%+          23.09%+       (23.63%)+
Net assets, end of period (000's)                     $   86,116       $   62,075    $   51,568       $   34,407       $ 15,924
Ratio of expenses to average net assets                     1.24%(A)         1.25%         1.45%(A)         1.44%(A)       1.45%(A)
Ratio of expenses to average net assets after
  expense reductions                                        1.21%(A)         1.23%         1.44%(A)         1.41%(A)       1.43%(A)
Ratio of net investment loss to average net
  assets                                                   (0.76%)(A)       (0.74%)       (0.76%)(A)       (0.97%)(A)     (1.02%)(A)
Portfolio turnover rate                                       56%(A)           55%           81%(A)           56%(A)         55%(A)

                                                        EMERGING GROWTH TRUST
                                                     ----------------------------
                                                      SERIES I         SERIES II
                                                     ----------       -----------
                                                      5/5/2003*        5/5/2003*
                                                         TO               TO
                                                     6/30/2003(!)     6/30/2003(!)
                                                     (UNAUDITED)      (UNAUDITED)
                                                     ----------       -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                $    12.50       $    12.50
Income from investment operations:
     Net investment loss                                  (0.02)           (0.02)
     Net realized and unrealized gain on
       investments and foreign currency
       transactions                                        0.99             0.99
                                                     ----------       ----------
     Total from investment operations                      0.97             0.97
                                                     ----------       ----------
NET ASSET VALUE, END OF PERIOD                       $    13.47       $    13.47
                                                     ==========       ==========
     TOTAL RETURN (C)                                      7.76%+           7.76%+
Net assets, end of period (000's)                    $    1,654       $    1,982
Ratio of expenses to average net assets                    2.75%(A)         2.95%(A)
Ratio of expenses to average net assets after
  expense reductions                                       1.35%(A)         1.55%(A)
Ratio of net investment loss to average net assets        (0.78%)(A)       (0.98%)(A)
Portfolio turnover rate                                     279%(A)          279%(A)

(!)  Net investment income has been calculated using the average shares method.

 *   Commencement of operations

 +   Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2003, the year ended December 31, 2002 and the period ended December 31, 2001 for Series I and for the six months ended June 30, 2003 and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

(C) The total return for the period ended June 30, 2003 for Series I and Series II would have been lower, had operating expenses not been reduced.

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                        AGGRESSIVE GROWTH TRUST
                                        -----------------------------------------------------------------------------------------
                                                                                  SERIES I
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                        6/30/2003(!)                                YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                        (UNAUDITED)         2002(!)        2001(!)        2000(!)         1999           1998
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD   $      9.92       $     13.22    $     17.86    $     17.34    $     13.04    $     12.50
Income from investment operations:
    Net investment loss                       (0.04)            (0.09)         (0.11)         (0.12)         (0.06)         (0.07)
    Net realized and unrealized gain
      (loss) on investments and
      foreign currency transactions            1.28             (3.21)         (4.53)          0.64           4.36           0.61
                                        -----------       -----------    -----------    -----------    -----------    -----------
    Total from investment operations           1.24             (3.30)         (4.64)          0.52           4.30           0.54
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD          $     11.16       $      9.92    $     13.22    $     17.86    $     17.34    $     13.04
                                        ===========       ===========    ===========    ===========    ===========    ===========
    TOTAL RETURN                              12.50%+          (24.96%)       (25.98%)         3.00%         32.98%          4.32%
Net assets, end of period (000's)       $   225,433       $   225,798    $   309,746    $   416,643    $   135,503    $   143,010
Ratio of expenses to average net
  assets                                       1.09%(A)          1.09%          1.07%          1.07%          1.15%          1.14%
Ratio of net investment loss to
  average net assets                          (0.80%)(A)        (0.80%)        (0.73%)        (0.61%)        (0.59%)        (0.64%)
Portfolio turnover rate                          67%(A)           104%            96%            70%           161%           189%

                                               AGGRESSIVE GROWTH TRUST
                                           -------------------------------
                                                     SERIES II
                                           ------------------------------
                                           SIX MONTHS
                                              ENDED           1/28/2002*
                                           6/30/2003(!)           TO
                                           (UNAUDITED)       12/31/2002(!)
                                           -----------       ------------
NET  ASSET VALUE, BEGINNING OF PERIOD      $      9.92       $     12.90
Income from investment operations:
    Net investment loss                          (0.05)            (0.12)
    Net realized and unrealized gain
      (loss) on investments and foreign
      currency transactions                       1.27             (2.86)
                                           -----------       -----------
    Total from investment operations              1.22             (2.98)
                                           -----------       -----------
NET ASSET VALUE, END OF PERIOD             $     11.14       $      9.92
                                           ===========       ===========
    TOTAL RETURN                                 12.30%+           (23.1%)+
Net assets, end of period (000's)          $    27,068       $    17,322
Ratio of expenses to average net
  assets                                          1.29%(A)          1.29%(A)
Ratio of net investment loss to
  average net assets                             (1.05%)(A)        (1.27%)(A)
Portfolio turnover rate                             67%(A)           104%(A)

                                                                       EMERGING SMALL COMPANY TRUST
                                        -----------------------------------------------------------------------------------------
                                                                                  SERIES I
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                        6/30/2003(!)                                YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                        (UNAUDITED)         2002(!)        2001(!)        2000(!)         1999           1998
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD   $     18.45       $     26.06    $     35.02    $     40.74    $     23.82    $     24.13
Income from investment operations:
    Net investment loss                       (0.04)            (0.12)         (0.08)         (0.02)         (0.09)         (0.12)
    Net realized and unrealized gain
      (loss) on investments and
      foreign currency transactions            2.65             (7.49)         (7.75)         (1.33)         17.35           0.17
                                        -----------       -----------    -----------    -----------    -----------    -----------
    Total from investment operations           2.61             (7.61)         (7.83)         (1.35)         17.26           0.05
                                        -----------       -----------    -----------    -----------    -----------    -----------
Less distributions:
    Distributions from capital gains              -                 -          (1.13)         (4.37)         (0.34)         (0.36)
                                        -----------       -----------    -----------    -----------    -----------    -----------
    Total distributions                           -                 -          (1.13)         (4.37)         (0.34)         (0.36)
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD          $     21.06       $     18.45    $     26.06    $     35.02    $     40.74    $     23.82
                                        ===========       ===========    ===========    ===========    ===========    ===========
    TOTAL RETURN                              14.15%+          (29.20%)       (22.24%)        (4.30%)        73.53%          0.07%
Net assets, end of period (000's)       $   328,548       $   293,594    $   447,673    $   573,471    $   453,152    $   300,637
Ratio of expenses to average net
  assets                                       1.12%(A)          1.12%          1.12%          1.10%          1.12%          1.10%
Ratio of net investment loss to
  average net assets                          (0.45%)(A)        (0.57%)        (0.30%)        (0.04%)        (0.35%)        (0.54%)
Portfolio turnover rate                          20%(A)            35%            48%            23%           136%            77%

                                            EMERGING SMALL COMPANY TRUST
                                           -------------------------------
                                                     SERIES II
                                           ------------------------------
                                           SIX MONTHS
                                              ENDED           1/28/2002*
                                           6/30/2003(!)           TO
                                           (UNAUDITED)       12/31/2002(!)
                                           -----------       ------------
NET  ASSET VALUE, BEGINNING OF PERIOD      $     18.44       $     25.13
Income from investment operations:
    Net investment loss                          (0.06)            (0.11)
    Net realized and unrealized gain
      (loss) on investments and foreign
      currency transactions                       2.66             (6.58)
                                           -----------       -----------
    Total from investment operations              2.60             (6.69)
                                           -----------       -----------
Less distributions:
    Distributions from capital gains                 -                 -
                                           -----------       -----------
    Total distributions                              -                 -
                                           -----------       -----------
NET ASSET VALUE, END OF PERIOD             $     21.04       $     18.44
                                           ===========       ===========
    TOTAL RETURN                                 14.10%+          (26.62%)+
Net assets, end of period (000's)          $    42,012       $    17,791
Ratio of expenses to average net
  assets                                          1.32%(A)          1.32%(A)
Ratio of net investment loss to
  average net assets                             (0.66%)(A)        (0.63%)(A)
Portfolio turnover rate                             20%(A)            35%(A)

(!)  Net investment income has been calculated using the average shares method.

 *   Commencement of operations

 +   Not Annualized

(A)  Annualized

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                     SMALL COMPANY BLEND TRUST
                                           ---------------------------------------------------------------------------
                                                                             SERIES I
                                           ---------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                       05/01/1999*
                                           6/30/2003(!)                 YEARS ENDED DECEMBER 31,               TO
                                                             -----------------------------------------
                                           (UNAUDITED)         2002(!)        2001(!)        2000(!)       12/31/1999
                                           -----------       -----------    -----------    -----------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD      $      8.16       $     10.98    $     11.31    $     15.76    $     12.50
Income from investment operations:
     Net investment income (loss)                 0.01                 -#          0.03              -#         (0.01)
     Net realized and unrealized gain
       (loss) on investments and
       foreign currency transaction               1.28             (2.80)         (0.30)         (3.11)          3.58
                                           -----------       -----------    -----------    -----------    -----------
     Total from investment operations             1.29             (2.80)         (0.27)         (3.11)          3.57
                                           -----------       -----------    -----------    -----------    -----------
Less distributions:
     Dividends from net investment income            -             (0.02)             -              -              -
     Distributions from capital gains                -                 -          (0.06)         (1.34)         (0.31)
                                           -----------       -----------    -----------    -----------    -----------
     Total distributions                             -             (0.02)         (0.06)         (1.34)         (0.31)
                                           -----------       -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD             $      9.45       $      8.16    $     10.98    $     11.31    $     15.76
                                           ===========       ===========    ===========    ===========    ===========
     TOTAL RETURN                                15.81%+          (25.55%)        (2.31%)       (19.74%)        28.56%+
Net assets, end of period (000's)          $   123,248       $   106,357    $   161,250    $    95,123    $    53,514
Ratio of expenses to average net
  assets                                          1.17%(A)          1.15%          1.17%          1.19%          1.30%(A)
Ratio of net investment income (loss)
  to average net assets                           0.15%(A)         (0.04%)         0.29%         (0.01%)        (0.12%)(A)
Portfolio turnover rate                             36%(A)            48%            39%            49%            28%(A)

                                               SMALL COMPANY BLEND TRUST
                                             ------------------------------
                                                       SERIES II
                                             SIX MONTHS
                                                ENDED           1/28/2002*
                                             6/30/2003(!)           TO
                                             (UNAUDITED)       12/31/2002(!)
                                             -----------       ------------
NET  ASSET VALUE, BEGINNING OF PERIOD        $      8.15       $     10.69
Income from investment operations:
     Net investment income (loss)                      -#             0.01
     Net realized and unrealized gain
       (loss) on investments and foreign
       currency transaction                         1.29             (2.53)
                                             -----------       -----------
     Total from investment operations               1.29             (2.52)
                                             -----------       -----------
Less distributions:
     Dividends from net investment income              -             (0.02)
     Distributions from capital gains                  -                 -
                                             -----------       -----------
     Total distributions                               -             (0.02)
                                             -----------       -----------
NET ASSET VALUE, END OF PERIOD               $      9.44       $      8.15
                                             ===========       ===========
     TOTAL RETURN                                  15.83%+          (23.63%)+
Net assets, end of period (000's)            $    33,794       $    16,014
Ratio of expenses to average net
  assets                                            1.37%(A)          1.35%(A)
Ratio of net investment income (loss)
  to average net assets                             0.01%(A)          0.12%(A)
Portfolio turnover rate                               36%(A)            48%(A)

                                                                  DYNAMIC GROWTH TRUST
                                            --------------------------------------------------------------
                                                                         SERIES I
                                            --------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                            5/1/2000*
                                            6/30/2003(!)           YEARS ENDED DECEMBER 31,        TO
                                            (UNAUDITED)           2002(!)        2001(!)      12/31/2000(!)
                                            -----------         -----------    -----------    ------------
NET  ASSET VALUE, BEGINNING OF PERIOD       $      3.41         $      4.76    $      7.98    $     12.50
Income from investment operations:
     Net investment income (loss)                 (0.01)              (0.02)         (0.02)          0.02
     Net realized and unrealized gain
       (loss) on investments and foreign
       currency transactions                       0.36               (1.33)         (3.19)         (4.54)
                                            -----------         -----------    -----------    -----------
     Total from investment operations              0.35               (1.35)         (3.21)         (4.52)
                                            -----------         -----------    -----------    -----------
Less distributions:
     Dividends from net investment income             -                   -          (0.01)             -
                                            -----------         -----------    -----------    -----------
     Total distributions                              -                   -          (0.01)             -
                                            -----------         -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD              $      3.76         $      3.41    $      4.76    $      7.98
                                            ===========         ===========    ===========    ===========
      TOTAL RETURN                                10.26%+            (28.36%)       (40.24%)       (36.16%)+
Net assets, end of period (000's)           $   124,508         $    63,745    $   132,709    $   135,758
Ratio of expenses to average net assets            1.12%++(A)          1.10%          1.08%          1.07%(A)
Ratio of net investment income (loss) to
  average net assets                              (0.64%)(A)          (0.55%)        (0.43%)         0.35%(A)
Portfolio turnover rate                             233%+++(A)          165%           180%            80%(A)

                                                     DYNAMIC GROWTH TRUST
                                               -------------------------------
                                                          SERIES II
                                               --------------------------------
                                               SIX MONTHS
                                                  ENDED             1/28/2002*
                                               6/30/2003(!)             TO
                                               (UNAUDITED)         12/31/2002(!)
                                               -----------         ------------
NET  ASSET VALUE, BEGINNING OF PERIOD          $      3.40         $      4.40
Income from investment operations:
     Net investment income (loss)                    (0.01)              (0.03)
     Net realized and unrealized gain
       (loss) on investments and foreign
       currency transactions                          0.37               (0.97)
                                               -----------         -----------
     Total from investment operations                 0.36               (1.00)
                                               -----------         -----------
Less distributions:
     Dividends from net investment income                -                   -
                                               -----------         -----------
     Total distributions                                 -                   -
                                               -----------         -----------
NET ASSET VALUE, END OF PERIOD                 $      3.76         $      3.40
                                               ===========         ===========
      TOTAL RETURN                                   10.59%+            (22.73%)+
Net assets, end of period (000's)              $    32,047         $     4,242
Ratio of expenses to average net assets               1.32%++(A)          1.30%(A)
Ratio of net investment income (loss) to
  average net assets                                 (0.84%)(A)          (0.81%)(A)
Portfolio turnover rate                                233%+++(A)          165%(A)

(!)  Net investment income has been calculated using the average shares method.

 *   Commencement of operations

 #   Amount is less than $.01 per share.

 +   Not Annualized

++ The ratios of operating expenses excluding costs incurred in connection with the reorganization were 1.08% for Series I and 1.28% for Series II.

+++ The portfolio turnover rate does not include the assets acquired in the merger.

(A)  Annualized

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       MID CAP STOCK TRUST
                                          ---------------------------------------------------------------------------
                                                                             SERIES I
                                          ---------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                                       05/01/1999*
                                          6/30/2003(!)                YEARS ENDED DECEMBER 31,                TO
                                                            -----------------------------------------
                                          (UNAUDITED)         2002(!)        2001(!)        2000(!)       12/31/1999
                                          -----------       -----------    -----------    -----------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD     $      8.34       $     10.77    $     12.10    $     12.60    $     12.50
Income from investment operations:
     Net investment loss                        (0.02)            (0.05)         (0.04)         (0.01)         (0.01)
     Net realized and unrealized gain
        (loss) on investments and foreign
        currency transactions                    1.82             (2.38)         (1.29)         (0.49)          0.11
                                          -----------       -----------    -----------    -----------    -----------
     Total from investment operations            1.80             (2.43)         (1.33)         (0.50)          0.10
                                          -----------       -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD            $     10.14       $      8.34    $     10.77    $     12.10    $     12.60
                                          ===========       ===========    ===========    ===========    ===========
     TOTAL RETURN                               21.58%+          (22.56%)       (10.99%)        (3.97%)         0.80%+
Net assets, end of period (000's)         $   194,462       $   186,950    $   153,732    $   122,350    $    99,504
Ratio of expenses to average net assets          1.00%(A)          1.00%          1.00%          1.00%          1.03%(A)
Ratio of net investment loss to average
   net assets                                   (0.60%)(A)        (0.53%)        (0.36%)        (0.11%)        (0.15%)(A)
Portfolio turnover rate                           157%(A)           128%           170%           300%            36%(A)

                                               MID CAP STOCK TRUST
                                          ------------------------------
                                                    SERIES II
                                          ------------------------------
                                          SIX MONTHS
                                             ENDED           1/28/2002*
                                          6/30/2003(!)           TO
                                          (UNAUDITED)       12/31/2002(!)
                                          -----------       ------------
NET  ASSET VALUE, BEGINNING OF PERIOD     $      8.34       $     10.64
Income from investment operations:
     Net investment loss                        (0.04)            (0.05)
     Net realized and unrealized gain
        (loss) on investments and foreign
        currency transactions                    1.83             (2.25)
                                          -----------       -----------
     Total from investment operations            1.79             (2.30)
                                          -----------       -----------
NET ASSET VALUE, END OF PERIOD            $     10.13       $      8.34
                                          ===========       ===========
     TOTAL RETURN                               21.46%+          (21.62%)+
Net assets, end of period (000's)         $    56,584       $    31,611
Ratio of expenses to average net assets          1.20%(A)          1.20%(A)
Ratio of net investment loss to average
   net assets                                   (0.80%)(A)        (0.70%)(A)
Portfolio turnover rate                           157%(A)           128%(A)

                                                          NATURAL RESOURCES TRUST
                                                      ------------------------------
                                                        SERIES I          SERIES II
                                                      ------------      ------------
                                                      05/05/2003*       05/05/2003*
                                                           TO                TO
                                                      06/30/2003(!)     06/30/2003(!)
                                                       (UNAUDITED)       (UNAUDITED)
                                                      ------------      ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                  $     12.50       $     12.50
Income from investment operations:
     Net investment income                                    0.02              0.02
     Net realized and unrealized gain
        on investments and foreign currency
        transactions                                          1.08              1.08
                                                       -----------       -----------
     Total from investment operations                         1.10              1.10
                                                       -----------       -----------
NET ASSET VALUE, END OF PERIOD                         $     13.60       $     13.60
                                                       ===========       ===========
     TOTAL RETURN                                             8.80%+            8.80%+
Net assets, end of period (000's)                      $    67,683       $    26,629
Ratio of expenses to average net assets                       1.17%(A)          1.37%(A)
Ratio of net investment income to average net assets          1.12%(A)          0.78%(A)
Portfolio turnover rate                                         32%(A)            32%(A)

(!)  Net investment income has been calculated using the average shares method.

 *   Commencement of operations

 +   Not Annualized

(A)  Annualized

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                           ALL CAPS GROWTH TRUST
                                        -----------------------------------------------------------------------------------------
                                                                                  SERIES I
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                        6/30/2003(!)                                YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                        (UNAUDITED)         2002(!)        2001(!)        2000(!)         1999           1998
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD   $     11.15       $     14.75    $     20.65    $     24.89    $     19.77    $     15.41
Income from investment operations:
     Net investment loss                      (0.02)            (0.06)         (0.06)         (0.09)         (0.08)         (0.04)
     Net realized and unrealized gain
        (loss) on investments and
        foreign currency transactions          1.28             (3.54)         (4.81)         (2.32)          7.87           4.40
                                        -----------       -----------    -----------    -----------    -----------    -----------
     Total from investment operations          1.26             (3.60)         (4.87)         (2.41)          7.79           4.36
                                        -----------       -----------    -----------    -----------    -----------    -----------
Less distributions:
     Distributions from capital gains             -                 -          (1.03)         (1.83)         (2.67)             -
                                        -----------       -----------    -----------    -----------    -----------    -----------
     Total distributions                          -                 -          (1.03)         (1.83)         (2.67)             -
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD          $     12.41       $     11.15    $     14.75    $     20.65    $     24.89    $     19.77
                                        ===========       ===========    ===========    ===========    ===========    ===========
     TOTAL RETURN                             11.30%+          (24.41%)       (23.77%)       (10.79%)        44.69%         28.29%
Net assets, end of period (000's)       $   464,761       $   456,752    $   637,879    $   873,214    $   662,674    $   395,109
Ratio of expenses to average net
   assets                                      1.02%(A)          1.02%          1.01%          1.00%          1.03%          1.04%
Ratio of net investment loss to
   average net assets                         (0.40%)(A)        (0.43%)        (0.39%)        (0.37%)        (0.46%)        (0.27%)
Portfolio turnover rate                          60%(A)            80%            69%           103%           193%           150%

                                            ALL CAPS GROWTH TRUST
                                        -----------------------------
                                                  SERIES II
                                        ------------------------------
                                        SIX MONTHS
                                           ENDED           1/28/2002*
                                        6/30/2003(!)           TO
                                        (UNAUDITED)       12/31/2002(!)
                                        -----------       -------------
NET  ASSET VALUE, BEGINNING OF PERIOD   $     11.14       $     14.49
Income from investment operations:
     Net investment loss                      (0.04)            (0.06)
     Net realized and unrealized gain
        (loss) on investments and
        foreign currency transactions          1.30             (3.29)
                                        -----------       -----------
     Total from investment operations          1.26             (3.35)
                                        -----------       -----------
Less distributions:
     Distributions from capital gains             -                 -
                                        -----------       -----------
     Total distributions                          -                 -
                                        -----------       -----------
NET ASSET VALUE, END OF PERIOD          $     12.40       $     11.14
                                        ===========       ===========
     TOTAL RETURN                             11.31%+          (23.12%)+
Net assets, end of period (000's)       $    49,705       $    24,896
Ratio of expenses to average net
   assets                                      1.22%(A)          1.22%(A)
Ratio of net investment loss to
   average net assets                         (0.62%)(A)        (0.54%)(A)
Portfolio turnover rate                          60%(A)            80%(A)

                                                                       STRATEGIC OPPORTUNITIES TRUST
                                        -----------------------------------------------------------------------------------------
                                                                                  SERIES I
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                        6/30/2003(!)                                YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                        (UNAUDITED)         2002(!)        2001(!)        2000(!)         1999           1998
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD   $      7.74       $     12.64    $     17.52    $     21.90    $     19.48    $     21.50
Income from investment operations:
     Net investment income (loss)              0.01             (0.03)         (0.02)          0.08           0.07           0.08
     Net realized and unrealized gain
        (loss) on investments and
        foreign currency transactions          0.98             (4.87)         (2.47)         (1.20)          4.75           2.13
                                        -----------       -----------    -----------    -----------    -----------    -----------
     Total from investment operations          0.99             (4.90)         (2.49)         (1.12)          4.82           2.21
                                        -----------       -----------    -----------    -----------    -----------    -----------
Less distributions:
     Dividends from net investment
        income                                    -                 -          (0.08)         (0.07)         (0.09)         (0.07)
     Distributions from capital gains             -                 -          (2.31)         (3.19)         (2.31)         (4.16)
                                        -----------       -----------    -----------    -----------    -----------    -----------
     Total distributions                          -                 -          (2.39)         (3.26)         (2.40)         (4.23)
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD          $      8.73       $      7.74    $     12.64    $     17.52    $     21.90    $     19.48
                                        ===========       ===========    ===========    ===========    ===========    ===========
     TOTAL RETURN                             12.79%+          (38.77%)       (15.25%)        (6.37%)        27.75%          9.41%
Net assets, end of period (000's)       $   520,394       $   513,567    $ 1,057,285    $ 1,425,677    $ 1,673,228    $ 1,556,169
Ratio of expenses to average net
   assets                                      0.93%(A)          0.92%          0.91%          0.90%          0.88%          0.80%
Ratio of net investment income (loss)
   to average net assets                       0.17%(A)         (0.28%)        (0.12%)         0.41%          0.34%          0.42%
Portfolio turnover rate                         235%(A)           229%           260%           165%           129%            93%

                                           STRATEGIC OPPORTUNITIES TRUST
                                           -----------------------------
                                                     SERIES II
                                           -----------------------------
                                           SIX MONTHS
                                              ENDED           1/28/2002*
                                           6/30/2003(!)           TO
                                           (UNAUDITED)       12/31/2002(!)
                                           -----------       ------------
NET  ASSET VALUE, BEGINNING OF PERIOD      $      7.73       $     11.99
Income from investment operations:
     Net investment income (loss)                    -#                -
     Net realized and unrealized gain
        (loss) on investments and
        foreign currency transactions             0.98             (4.26)
                                           -----------       -----------
     Total from investment operations             0.98             (4.26)
                                           -----------       -----------
Less distributions:
     Dividends from net investment
        income                                       -                 -
     Distributions from capital gains                -                 -
                                           -----------       -----------
     Total distributions                             -                 -
                                           -----------       -----------
NET ASSET VALUE, END OF PERIOD             $      8.71       $      7.73
                                           ===========       ===========
     TOTAL RETURN                                12.68%+          (35.53%)+
Net assets, end of period (000's)          $    15,641       $     9,181
Ratio of expenses to average net
   assets                                         1.13%(A)          1.12%(A)
Ratio of net investment income (loss)
   to average net assets                         (0.07%)(A)         0.02%(A)
Portfolio turnover rate                            235%(A)           229%(A)

(!)  Net investment income has been calculated using the average shares method.

 *   Commencement of operations

 #   Amount is less than $.01 per share.

 +   Not Annualized

(A)  Annualized

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                      FINANCIAL SERVICES TRUST
                                           --------------------------------------------------------------------------------
                                                              SERIES I                                  SERIES II
                                           --------------------------------------------       -----------------------------
                                           SIX MONTHS                                         SIX MONTHS
                                              ENDED          YEAR ENDED     4/30/2001*           ENDED          1/28/2002*
                                           6/30/2003(!)      DECEMBER 31,       TO            6/30/2003(!)          TO
                                           (UNAUDITED)         2002(!)     12/31/2001(!)       (UNAUDITED)     12/31/2002(!)
                                           -----------       -----------   -------------      ------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD       $      9.55       $     11.63    $     12.50       $      9.54       $     11.48
Income from investment operations:
     Net investment income                        0.04              0.03           0.01              0.03              0.03
     Net realized and unrealized gain
        (loss) on investments and foreign
        currency transaction                      1.33             (2.11)         (0.88)             1.33             (1.97)
                                           -----------       -----------    -----------       -----------       -----------
     Total from investment operations             1.37             (2.08)         (0.87)             1.36             (1.94)
                                           -----------       -----------    -----------       -----------       -----------
Less distributions:
     Dividends from net investment income        (0.02)                -#             -#            (0.03)                -#
                                           -----------       -----------    -----------       -----------       -----------
     Total distributions                         (0.02)                -              -             (0.03)                -
                                           -----------       -----------    -----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD             $     10.90       $      9.55    $     11.63       $     10.87       $      9.54
                                           ===========       ===========    ===========       ===========       ===========
     TOTAL RETURN                                14.38%+          (17.88%)        (6.93%)+          14.27%+          (16.90%)+
Net assets, end of period (000's)          $    43,365       $    37,132    $    24,840       $    23,512       $    12,138
Ratio of expenses to average net assets           1.06%(A)          1.07%          1.21%(A)          1.26%(A)          1.27%(A)
Ratio of net investment income to average
   net assets                                     0.80%(A)          0.31%          0.08%(A)          0.67%(A)          0.37%(A)
Portfolio turnover rate                             28%(A)            34%            53%(A)            28%(A)            34%(A)

                                                                          INTERNATIONAL STOCK TRUST
                                        -----------------------------------------------------------------------------------------
                                                                                  SERIES I
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                        6/30/2003(!)                                YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                        (UNAUDITED)         2002(!)        2001(!)        2000(!)         1999           1998
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD   $      7.48       $      9.59    $     12.81    $     15.43    $     12.98    $     11.47
Income from investment operations:
     Net investment income (loss)              0.09              0.07           0.04           0.01           0.08           0.09
     Net realized and unrealized gain
        (loss) on investments and
        foreign currency transactions          0.20             (2.14)         (2.75)         (2.56)          3.76           1.62
                                        -----------       -----------    -----------    -----------    -----------    -----------
     Total from investment operations          0.29             (2.07)         (2.71)         (2.55)          3.84           1.71
                                        -----------       -----------    -----------    -----------    -----------    -----------
Less distributions:
     Dividends from net investment
        income                                (0.04)            (0.04)         (0.02)             -          (0.07)         (0.09)
     Distributions from capital gains             -                 -          (0.49)         (0.07)         (1.32)         (0.11)
                                        -----------       -----------    -----------    -----------    -----------    -----------
     Total Distributions                      (0.04)            (0.04)         (0.51)         (0.07)         (1.39)         (0.20)
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD          $      7.73       $      7.48    $      9.59    $     12.81    $     15.43    $     12.98
                                        ===========       ===========    ===========    ===========    ===========    ===========
     TOTAL RETURN (B)                          3.92%+          (21.69%)       (21.54%)       (16.57%)        29.71%         14.91%
Net assets, end of period (000's)       $   230,189       $   246,794    $   265,353    $   298,054    $   231,729    $   234,103
Ratio of expenses to average net
   assets                                      1.18%(A)          1.18%          1.22%          1.24%          1.25%          1.25%
Ratio of expenses to average net
   assets after expense reductions             1.18%(A)          1.17%          1.21%          1.23%          1.25%          1.25%
Ratio of net investment income (loss)
   to average net assets                       2.60%(A)          0.77%          0.42%          0.10%          0.58%          0.82%
Portfolio turnover rate                         187%(A)            78%            31%            39%            39%            27%

                                          INTERNATIONAL STOCK TRUST
                                        -----------------------------
                                                  SERIES II
                                        -----------------------------
                                        SIX MONTHS
                                           ENDED           1/28/2002*
                                        6/30/2003(!)           TO
                                        (UNAUDITED)      12/31/2002(!)
                                        -----------      ------------
NET  ASSET VALUE, BEGINNING OF PERIOD   $      7.48       $      9.92
Income from investment operations:
     Net investment income (loss)              0.09             (0.01)
     Net realized and unrealized gain
        (loss) on investments and
        foreign currency transactions          0.21             (2.39)
                                        -----------       -----------
     Total from investment operations          0.30             (2.40)
                                        -----------       -----------
Less distributions:
     Dividends from net investment
        income                                (0.05)            (0.04)
     Distributions from capital gains             -                 -
                                        -----------       -----------
     Total Distributions                      (0.05)            (0.04)
                                        -----------       -----------
NET ASSET VALUE, END OF PERIOD          $      7.73       $      7.48
                                        ===========       ===========
     TOTAL RETURN (B)                          4.02%+          (24.29%)+
Net assets, end of period (000's)       $    52,293       $    32,674
Ratio of expenses to average net
   assets                                      1.38%(A)          1.38%(A)
Ratio of expenses to average net
   assets after expense reductions             1.38%(A)          1.37%(A)
Ratio of net investment income (loss)
   to average net assets                       2.64%(A)         (0.20%)
Portfolio turnover rate                         187%(A)            78%(A)

(!)  Net investment income has been calculated using the average shares method.

 *   Commencement of operations

 #   Amount is less than $.01 per share.

 +   Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2003, the years ended 2002, 2001 and 2000 for Series I and for six months ended June 30, 2003 and the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                              OVERSEAS TRUST
                                        -----------------------------------------------------------------------------------------
                                                                                  SERIES I
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                        6/30/2003(!)                                YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                        (UNAUDITED)         2002(!)        2001(!)        2000(!)         1999           1998
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD   $      6.69       $      8.56    $     11.91    $     15.92    $     11.33    $     11.01
Income from investment operations:
     Net investment income (loss)              0.05              0.03           0.07           0.05           0.08           0.06
     Net realized and unrealized gain
        (loss) on investments and
        foreign currency transactions          0.62             (1.86)         (2.47)         (2.84)          4.51           0.88
                                        -----------       -----------    -----------    -----------    -----------    -----------
     Total from investment operations          0.67             (1.83)         (2.40)         (2.79)          4.59           0.94
                                        -----------       -----------    -----------    -----------    -----------    -----------
Less distributions:
     Dividends from net investment
        income                                (0.03)            (0.04)         (0.03)         (0.13)             -          (0.26)
     Distributions from capital gains             -                 -          (0.92)         (1.09)             -          (0.36)
                                        -----------       -----------    -----------    -----------    -----------    -----------
     Total distributions                      (0.03)            (0.04)         (0.95)         (1.22)             -          (0.62)
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD          $      7.33       $      6.69    $      8.56    $     11.91    $     15.92    $     11.33
                                        ===========       ===========    ===========    ===========    ===========    ===========
     TOTAL RETURN                             10.17%+          (21.44%)       (21.10%)       (18.72%)        40.51%          8.04%
Net assets, end of period (000's)       $   307,673       $   298,843    $   428,911    $   488,582    $   404,223    $   218,551
Ratio of expenses to average net
   assets                                      1.12%(A)          1.10%          1.10%          1.15%          1.21%          1.16%
Ratio of net investment income (loss)
   to average net assets                       1.45%(A)          0.37%          0.76%          0.40%          0.73%          0.61%
Portfolio turnover rate                          84%(A)            81%           100%           142%           147%           150%

                                                OVERSEAS TRUST
                                        -----------------------------
                                                  SERIES II
                                        -----------------------------
                                        SIX MONTHS
                                           ENDED          1/28/2002*
                                        6/30/2003(!)          TO
                                        (UNAUDITED)      12/31/2002(!)
                                        -----------      ------------
NET  ASSET VALUE, BEGINNING OF PERIOD   $      6.69      $       8.25
Income from investment operations:
     Net investment income (loss)              0.05             (0.02)
     Net realized and unrealized gain
        (loss) on investments and
        foreign currency transactions          0.62             (1.50)
                                        -----------       -----------
     Total from investment operations          0.67             (1.52)
                                        -----------       -----------
Less distributions:
     Dividends from net investment
        income                                (0.04)            (0.04)
     Distributions from capital gains             -                 -
                                        -----------       -----------
     Total distributions                      (0.04)            (0.04)
                                        -----------       -----------
NET ASSET VALUE, END OF PERIOD          $      7.32       $      6.69
                                        ===========       ===========
     TOTAL RETURN                             10.15%+          (18.49%)+
Net assets, end of period (000's)       $    55,036       $    27,680
Ratio of expenses to average net
   assets                                      1.32%(A)          1.30%(A)
Ratio of net investment income (loss)
   to average net assets                       1.42%(A)         (0.24%)(A)
Portfolio turnover rate                          84%(A)            81%(A)

                                                                     INTERNATIONAL SMALL CAP TRUST
                                        ----------------------------------------------------------------------------------------
                                                                                 SERIES I
                                        ----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                        6/30/2003(!)                               YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------------------------------------
                                        (UNAUDITED)        2002(!)        2001(!)        2000(!)         1999           1998
                                        -----------      -----------    -----------    -----------    -----------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD   $      9.41      $     11.30    $     16.40    $     28.16    $     15.28    $     13.70
Income from investment operations:
     Net investment income (loss)              0.08            (0.04)             -          (0.15)         (0.07)          0.07
     Net realized and unrealized gain
        (loss) on investments and
        foreign currency transactions          1.49            (1.85)         (5.10)         (6.33)         13.00           1.56
                                        -----------      -----------    -----------    -----------    -----------    -----------
     Total from investment operations          1.57            (1.89)         (5.10)         (6.48)         12.93           1.63
                                        -----------      -----------    -----------    -----------    -----------    -----------
Less distributions:
     Dividends from net investment
        income                                    -                -              -              -          (0.05)         (0.05)
     Distributions from capital gains             -                -              -          (5.28)             -              -
                                        -----------      -----------    -----------    -----------    -----------    -----------
     Total distributions                          -                -              -          (5.28)         (0.05)         (0.05)
                                        -----------      -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD          $     10.98      $      9.41    $     11.30    $     16.40    $     28.16    $     15.28
                                        ===========      ===========    ===========    ===========    ===========    ===========
     TOTAL RETURN                             16.68%+         (16.73%)       (31.10%)       (29.16%)        84.92%         11.86%
Net assets, end of period (000's)       $   183,319      $   100,006    $   146,451    $   257,406    $   239,961    $   147,898
Ratio of expenses to average net
   assets                                      1.43%(A)         1.57%          1.60%          1.54%          1.37%          1.25%
Ratio of net investment income (loss)
   to average net assets                       1.56%(A)        (0.40%)        (0.01%)        (0.67%)        (0.41%)         0.44%
Portfolio turnover rate                         364%(A)          501%           721%           529%           309%            45%

                                           INTERNATIONAL SMALL CAP TRUST
                                           -----------------------------
                                                     SERIES II
                                           -----------------------------
                                           SIX MONTHS
                                              ENDED          1/28/2002*
                                           6/30/2003(!)          TO
                                           (UNAUDITED)      12/31/2002(!)
                                           -----------      ------------
NET  ASSET VALUE, BEGINNING OF PERIOD      $      9.41      $     11.35
Income from investment operations:
     Net investment income (loss)                 0.10            (0.07)
     Net realized and unrealized gain
        (loss) on investments and
        foreign currency transactions             1.47            (1.87)
                                           -----------      -----------
     Total from investment operations             1.57            (1.94)
                                           -----------      -----------
Less distributions:
     Dividends from net investment
        income                                       -                -
     Distributions from capital gains                -                -
                                           -----------      -----------
     Total distributions                             -                -
                                           -----------      -----------
NET ASSET VALUE, END OF PERIOD             $     10.98      $      9.41
                                           ===========      ===========
     TOTAL RETURN                                16.68%+         (17.09%)+
Net assets, end of period (000's)          $    32,691      $     4,848
Ratio of expenses to average net
   assets                                         1.63%(A)         1.77%(A)
Ratio of net investment income (loss)
   to average net assets                          1.94%(A)        (0.73%)(A)
Portfolio turnover rate                            364%(A)          501%(A)

(!)  Net investment income has been calculated using the average shares method.

 *   Commencement of operations

 #   Amount is less than $.01 per share.

 +   Not Annualized

(A)  Annualized

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                   INTERNATIONAL VALUE TRUST
                                          --------------------------------------------------------------------------
                                                                            SERIES I
                                          --------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                                       05/01/1999*
                                          6/30/2003(!)                 YEARS ENDED DECEMBER 31,               TO
                                                            -----------------------------------------
                                          (UNAUDITED)         2002(!)        2001(!)        2000(!)       12/31/1999
                                          -----------       -----------    -----------    -----------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD     $      8.60       $     10.54    $     12.06    $     12.98    $     12.50
Income from investment operations:
     Net investment income                       0.16              0.14           0.14           0.20           0.08
     Net realized and unrealized gain
        (loss) on investments and
        foreign currency transactions            0.87             (2.01)         (1.34)         (1.04)          0.40
                                          -----------       -----------    -----------    -----------    -----------
     Total from investment operations            1.03             (1.87)         (1.20)         (0.84)          0.48
                                          -----------       -----------    -----------    -----------    -----------
Less Distributions
     Dividends from net investment
        income                                  (0.08)            (0.07)         (0.12)         (0.05)             -
     Distributions from capital gains               -                 -          (0.20)         (0.03)             -
                                          -----------       -----------    -----------    -----------    -----------
     Total Distributions                        (0.08)            (0.07)         (0.32)         (0.08)             -
                                          -----------       -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD            $      9.55       $      8.60    $     10.54    $     12.06    $     12.98
                                          ===========       ===========    ===========    ===========    ===========
     TOTAL RETURN                               12.20%+          (17.84%)        (9.97%)        (6.46%)         3.84%+
Net assets, end of period (000's)         $   193,088       $   228,882    $   208,230    $   158,511    $   100,970
Ratio of expenses to average net assets          1.13%(A)          1.12%          1.15%          1.18%          1.23%(A)
Ratio of net investment income to
   average net assets                            3.85%(A)          1.45%          1.32%          1.63%          1.27%(A)
Portfolio turnover rate                            51%(A)            26%            33%            41%             4%(A)

                                            INTERNATIONAL VALUE TRUST
                                          -----------------------------
                                                    SERIES II
                                          -----------------------------
                                          SIX MONTHS
                                             ENDED           1/28/2002*
                                          6/30/2003(!)           TO
                                          (UNAUDITED)       12/31/2002(!)
                                          -----------       -------------
NET  ASSET VALUE, BEGINNING OF PERIOD     $      8.60       $     10.31
Income from investment operations:
     Net investment income                       0.17              0.01
     Net realized and unrealized gain
        (loss) on investments and
        foreign currency transactions            0.85             (1.65)
                                          -----------       -----------
     Total from investment operations            1.02             (1.64)
                                          -----------       -----------
Less Distributions
     Dividends from net investment
        income                                  (0.09)            (0.07)
     Distributions from capital gains               -                 -
                                          -----------       -----------
     Total Distributions                        (0.09)            (0.07)
                                          -----------       -----------
NET ASSET VALUE, END OF PERIOD            $      9.53       $      8.60
                                          ===========       ===========
     TOTAL RETURN                               12.06%+          (16.00%)+
Net assets, end of period (000's)         $    79,733       $    50,353
Ratio of expenses to average net assets          1.33%(A)          1.32%(A)
Ratio of net investment income to
   average net assets                            4.01%(A)          0.09%(A)
Portfolio turnover rate                            51%(A)            26%(A)

                                                                      QUANTITATIVE MID  CAP TRUST
                                          --------------------------------------------------------------------------------
                                                            SERIES I                                  SERIES II
                                          --------------------------------------------       -----------------------------
                                          SIX MONTHS                                         SIX MONTHS
                                             ENDED          YEAR ENDED     4/30/2001*           ENDED          1/28/2002*
                                          6/30/2003(!)      DECEMBER 31,       TO            6/30/2003(!)          TO
                                          (UNAUDITED)         2002(!)     12/31/2001(!)       (UNAUDITED)     12/31/2002(!)
                                          -----------       -----------   ------------       -----------      ------------
NET  ASSET VALUE, BEGINNING OF PERIOD     $      7.89       $     10.20    $     12.50       $      7.88       $     10.03
Income from investment operations:
     Net investment income (loss)                   -#            (0.01)             -#            (0.01)            (0.02)
     Net realized and unrealized gain
        (loss) on investments and
        foreign currency transactions            1.18             (2.30)         (2.30)             1.18             (2.13)
                                          -----------       -----------    -----------       -----------       -----------
     Total from investment operations            1.18             (2.31)         (2.30)             1.17             (2.15)
                                          -----------       -----------    -----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD            $      9.07       $      7.89    $     10.20       $      9.05       $      7.88
                                          ===========       ===========    ===========       ===========       ===========
     TOTAL RETURN                               14.96%+          (22.65%)        (18.4%)+          14.85%+          (21.44%)+
Net assets, end of period (000's)         $    89,198       $    78,053    $    99,546       $     4,759       $     2,208
Ratio of expenses to average net
   assets                                        0.90%(A)          0.90%          0.90%(A)          1.10%(A)          1.10%(A)
Ratio of net investment loss to
   average net assets                           (0.11%)(A)        (0.07%)        (0.07%)(A)        (0.32%)(A)        (0.31%)(A)
Portfolio turnover rate                           146%(A)           273%           320%(A)           146%(A)           273%

(!)  Net investment income has been calculated using the average shares method.

 *   Commencement of operations

 +   Not Annualized

(A)  Annualized

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                MID CAP CORE TRUST
                                           ------------------------------
                                            SERIES I          SERIES II
                                           ------------      ------------
                                           5/05/2003*        5/05/2003*
                                               TO                TO
                                          6/30/2003(!)      6/30/2003(!)
                                           (UNAUDITED)       (UNAUDITED)
                                          ------------      ------------
NET  ASSET VALUE, BEGINNING OF PERIOD      $     12.50       $     12.50
Income from investment operations:
     Net investment income (loss)                    -#            (0.01)
     Net realized and unrealized gain
       on investments and foreign
       currency transactions                      0.93              0.93
                                           -----------       -----------
     Total from investment operations             0.93              0.92
                                           -----------       -----------
NET ASSET VALUE, END OF PERIOD             $     13.43       $     13.42
                                           ===========       ===========
     TOTAL RETURN                                 7.44%+            7.36%+
Net assets, end of period (000's)          $    15,971       $    10,597
Ratio of expenses to average net assets           1.18%(A)          1.38%(A)
Ratio of net investment loss to average
  net assets                                     (0.04%)(A)        (0.32%)(A)
Portfolio turnover rate                             35%(A)            35%(A)

                                                                            GLOBAL EQUITY TRUST
                                        -----------------------------------------------------------------------------------------
                                                                                  SERIES I
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                        6/30/2003(!)                                YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                        (UNAUDITED)         2002(!)        2001(!)        2000(!)          1999           1998
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD   $     10.39       $     13.00    $     18.48    $     18.79    $     20.38    $     19.38
Income from investment operations:
     Net investment income                     0.08              0.08           0.12           0.25           0.23           0.17
     Net realized and unrealized gain
       (loss) on investments and
       foreign currency transactions           0.98             (2.54)         (2.78)          1.78           0.38           2.27
                                        -----------       -----------    -----------    -----------    -----------    -----------
     Total from investment operations          1.06             (2.46)         (2.66)          2.03           0.61           2.44
                                        -----------       -----------    -----------    -----------    -----------    -----------
Less distributions:
     Dividends from net investment
       income                                 (0.10)            (0.15)         (0.40)         (0.35)         (0.13)         (0.36)
     Distributions from capital gains             -                 -          (2.42)         (1.99)         (2.07)         (1.08)
                                        -----------       -----------    -----------    -----------    -----------    -----------
     Total distributions                      (0.10)            (0.15)         (2.82)         (2.34)         (2.20)         (1.44)
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD          $     11.35       $     10.39    $     13.00    $     18.48    $     18.79    $     20.38
                                        ===========       ===========    ===========    ===========    ===========    ===========
     TOTAL RETURN                             10.35%+          (19.11%)       (16.09%)        12.19%          3.66%         12.24%
Net assets, end of period (000's)       $   350,563       $   347,619    $   528,027    $   725,419    $   837,728    $   928,564
Ratio of expenses to average net
  assets                                       1.05%(A)          1.04%          1.01%          1.02%          1.06%          1.01%
Ratio of net investment income to
  average net assets                           1.49%(A)          0.72%          0.81%          1.44%          1.14%          0.84%
Portfolio turnover rate                          83%(A)            92%           156%            43%            43%            32%

                                            GLOBAL EQUITY TRUST
                                        -----------------------------
                                                  SERIES II
                                        -----------------------------
                                        SIX MONTHS
                                           ENDED          1/28/2002*
                                        6/30/2003(!)          TO
                                        (UNAUDITED)      12/31/2002(!)
                                        -----------      ------------
NET  ASSET VALUE, BEGINNING OF PERIOD   $     10.39       $     12.72
Income from investment operations:
     Net investment income                     0.07              0.05
     Net realized and unrealized gain
       (loss) on investments and
       foreign currency transactions           0.97             (2.23)
                                        -----------       -----------
     Total from investment operations          1.04             (2.18)
                                        -----------       -----------
Less distributions:
     Dividends from net investment
       income                                 (0.11)            (0.15)
     Distributions from capital gains             -                 -
                                        -----------       -----------
     Total distributions                      (0.11)            (0.15)
                                        -----------       -----------
NET ASSET VALUE, END OF PERIOD          $     11.32       $     10.39
                                        ===========       ===========
     TOTAL RETURN                             10.19%+          (17.33%)+
Net assets, end of period (000's)       $    15,887       $     8,503
Ratio of expenses to average net
  assets                                       1.25%(A)          1.24%(A)
Ratio of net investment income to
  average net assets                           1.42%(A)          0.55%(A)
Portfolio turnover rate                          83%(A)            92%(A)

(!)  Net investment income has been calculated using the average shares method.

 *   Commencement of operations

 #   Amount is less than $.01 per share.

 +   Not Annualized

(A)  Annualized

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       STRATEGIC GROWTH TRUST
                                         --------------------------------------------------------------------------------
                                                           SERIES I                                   SERIES II
                                         --------------------------------------------       -----------------------------
                                         SIX MONTHS                                         SIX MONTHS
                                           ENDED           YEAR ENDED     4/30/2001*           ENDED          1/28/2002*
                                         6/30/2003(!)      DECEMBER 31,       TO            6/30/2003(!)          TO
                                         (UNAUDITED)         2002(!)     12/31/2001(!)       (UNAUDITED)     12/31/2002(!)
                                         -----------       -----------   ------------       -----------      ------------
NET  ASSET VALUE, BEGINNING OF PERIOD    $      7.93       $     11.02    $     12.50       $      7.93       $     10.58
Income from investment operations:
     Net investment loss                       (0.01)            (0.02)         (0.01)            (0.01)            (0.02)
     Net realized and unrealized gain
       (loss) on investments and
       foreign currency transactions            1.06             (3.07)         (1.47)             1.05             (2.63)
                                         -----------       -----------    -----------       -----------       -----------
     Total from investment operations           1.05             (3.09)         (1.48)             1.04             (2.65)
                                         -----------       -----------    -----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD           $      8.98       $      7.93    $     11.02       $      8.97       $      7.93
                                         ===========       ===========    ===========       ===========       ===========
     TOTAL RETURN                              13.24%+          (28.04%)       (11.84%)+          13.11%+          (25.05%)+
Net assets, end of period (000's)        $   143,880       $   132,098    $    91,393       $    51,166       $    25,425
Ratio of expenses to average net assets         1.00%(A)          1.01%          1.10%(A)          1.20%(A)          1.21%(A)
Ratio of net investment loss to average
  net assets                                   (0.13%)(A)        (0.22%)        (0.19%)(A)        (0.33%)(A)        (0.23%)(A)
Portfolio turnover rate                           84%(A)            91%           107%(A)            84%(A)            91%(A)

                                                              CAPITAL APPRECIATION TRUST
                                             -----------------------------------------------------------
                                                                        SERIES I
                                             -----------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                        11/1/2000*
                                             6/30/2003(!)       YEARS ENDED DECEMBER 31,         TO
                                                               --------------------------
                                             (UNAUDITED)         2002(!)        2001(!)     12/31/2000(!)
                                             -----------       -----------    -----------   ------------
NET  ASSET VALUE, BEGINNING OF PERIOD        $      6.21       $      8.95    $     10.97    $     12.50
Income from investment operations:
     Net investment income (loss)                      -#            (0.01)         (0.02)             -#
     Net realized and unrealized gain
       (loss) on investments and
       foreign currency transactions                0.74             (2.73)         (2.00)         (1.53)
                                             -----------       -----------    -----------    -----------
     Total from investment operations               0.74             (2.74)         (2.02)         (1.53)
                                             -----------       -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD               $      6.95       $      6.21    $      8.95    $     10.97
                                             ===========       ===========    ===========    ===========
      TOTAL RETURN (B)                             11.92%+          (30.61%)       (18.41%)       (12.24%)+
Net assets, end of period (000's)            $    97,926       $   100,415    $    40,202    $     5,280
Ratio of expenses to average net assets             0.99%(A)          1.05%          1.20%          1.60%(A)
Ratio of expenses to average net assets
  after expense reductions                          0.99%(A)          1.05%          1.20%          1.40%(A)
Ratio of net investment loss to average
  net assets                                        0.03%(A)         (0.14%)        (0.22%)        (0.21%)(A)
Portfolio turnover rate                               74%(A)            67%           102%           143%(A)

                                              CAPITAL APPRECIATION TRUST
                                             -----------------------------
                                                       SERIES II
                                             -----------------------------
                                             SIX MONTHS
                                                ENDED           1/28/2002*
                                             6/30/2003(!)           TO
                                             (UNAUDITED)       12/31/2002(!)
                                             -----------       -------------
NET  ASSET VALUE, BEGINNING OF PERIOD        $      6.20       $      8.73
Income from investment operations:
     Net investment income (loss)                      -#            (0.02)
     Net realized and unrealized gain
       (loss) on investments and foreign
       currency transactions                        0.74             (2.51)
                                             -----------       -----------
     Total from investment operations               0.74             (2.53)
                                             -----------       -----------
NET ASSET VALUE, END OF PERIOD               $      6.94       $      6.20
                                             ===========       ===========
      TOTAL RETURN (B)                             11.94%+          (28.98%)+
Net assets, end of period (000's)            $    43,161       $    22,698
Ratio of expenses to average net assets             1.19%(A)          1.25%(A)
Ratio of expenses to average net assets
  after expense reductions                          1.19%(A)          1.25%(A)
Ratio of net investment loss to average
  net assets                                       (0.15%)(A)        (0.27%)(A)
Portfolio turnover rate                               74%(A)            67%(A)

(!)  Net investment income has been calculated using the average shares method.

 *   Commencement of operations

 #   Amount is less than $.01 per share.

 +   Not Annualized

(A) Annualized

(B) The total return for the period ended December 31, 2000 for Series I would have been lower had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                    QUANTITATIVE ALL CAP TRUST
                                                                   ----------------------------
                                                                    SERIES I        SERIES II
                                                                   ------------    ------------
                                                                   5/05/2003*      5/05/2003*
                                                                       TO              TO
                                                                   6/30/2003(!)    6/30/2003(!)
                                                                   (UNAUDITED)     (UNAUDITED)
                                                                   ------------    ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                               $  12.50        $  12.50
Income from investment operations:
      Net investment income (loss)                                      0.01               -
      Net realized and unrealized gain on investments and
      foreign currency transactions                                     0.66            0.67
                                                                    --------        --------
      Total from investment operations                                  0.67            0.67
                                                                    --------        --------
NET ASSET VALUE, END OF PERIOD                                      $  13.17        $  13.17
                                                                    ========        ========
      TOTAL RETURN (B)                                                  5.36% +         5.36% +
Net assets, end of period (000's)                                   $  1,581        $  1,617
Ratio of expenses to average net assets                                 2.33% (A)       2.53% (A)
Ratio of expenses to average net assets after expense reductions        1.30% (A)       1.50% (A)
Ratio of net investment income to average net assets                    0.35% (A)       0.14% (A)
Portfolio turnover rate                                                  211% (A)        211% (A)

                                                                                         ALL CAP CORE TRUST
                                                                                      (FORMERLY, GROWTH TRUST)
                                                              --------------------------------------------------------------------
                                                                                              SERIES I
                                                              --------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                      YEARS ENDED DECEMBER 31,
                                                              6/30/2003(!)    ----------------------------------------------------
                                                              (UNAUDITED)      2002(!)    2001(!)    2000(!)     1999       1998
                                                              ------------    --------   --------   --------   --------   --------
NET  ASSET VALUE, BEGINNING OF PERIOD                           $  10.43      $  13.95   $  17.74   $  26.88   $  20.50   $  17.21
Income from investment operations:
      Net investment income (loss)                                  0.03         (0.02)     (0.06)     (0.06)     (0.04)      0.06
      Net realized and unrealized gain (loss) on
      investments and foreign currency transactions                 1.18         (3.50)     (3.73)     (6.47)      7.46       4.00
                                                                --------      --------   --------   --------   --------   --------
      Total from investment operations                              1.21         (3.52)     (3.79)     (6.53)      7.42       4.06
                                                                --------      --------   --------   --------   --------   --------
Less distributions:
      Dividends from net investment income                             -             -          -          -      (0.05)     (0.07)
      Distribution from capital gains                                  -             -          -      (2.61)     (0.99)     (0.70)
                                                                --------      --------   --------   --------   --------   --------
      Total distributions                                              -             -          -      (2.61)     (1.04)     (0.77)
                                                                --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                                  $  11.64      $  10.43   $  13.95   $  17.74   $  26.88   $  20.50
                                                                ========      ========   ========   ========   ========   ========
      TOTAL RETURN                                                 11.60% +     (25.23%)   (21.36%)   (27.29%)    37.20%     23.95%
Net assets, end of period (000's)                               $240,400      $243,484   $494,523   $637,194   $642,948   $299,994
Ratio of expenses to average net assets                             0.94% (A)     0.91%      0.91%      0.90%      0.90%      0.90%
Ratio of net investment income (loss) to average net assets         0.54% (A)    (0.20%)    (0.41%)    (0.26%)    (0.18%)     0.42%
Portfolio turnover rate                                              218% (A)      153%       121%       147%       156%       136%

                                                                    ALL CAP CORE TRUST
                                                                 (FORMERLY, GROWTH TRUST)
                                                              -----------------------------
                                                                        SERIES II
                                                              -----------------------------
                                                               SIX MONTHS
                                                                 ENDED         1/28/2002*
                                                              6/30/2003(!)          TO
                                                              (UNAUDITED)      12/31/2002(!)
                                                              ------------     ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                            $10.43          $ 13.64
Income from investment operations:
      Net investment income (loss)                                 0.02            (0.02)
      Net realized and unrealized gain (loss) on
      investments and foreign currency transactions                1.17            (3.19)
                                                                 ------          -------
      Total from investment operations                             1.19            (3.21)
                                                                 ------          -------
Less distributions:
      Dividends from net investment income                            -                -
      Distribution from capital gains                                 -                -
                                                                 ------          -------
      Total distributions                                             -                -
                                                                 ------          -------
NET ASSET VALUE, END OF PERIOD                                   $11.62          $ 10.43
                                                                 ======          =======
      TOTAL RETURN                                                11.41% +        (23.53%) +
Net assets, end of period (000's)                                $6,500          $ 4,296
Ratio of expenses to average net assets                            1.14% (A)        1.11% (A)
Ratio of net investment income (loss) to average net assets        0.35% (A)       (0.19%) (A)
Portfolio turnover rate                                             218% (A)         153% (A)

(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the period ended June 30, 2003 for Series I and Series II would have been lower had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                        LARGE CAP GROWTH TRUST
                                                                 ------------------------------------------------------------------
                                                                                                SERIES I
                                                                 ------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED                     YEARS ENDED DECEMBER 31,
                                                                 6/30/2003(!)   ---------------------------------------------------
                                                                 (UNAUDITED)     2002(!)    2001(!)    2000(!)     1999      1998
                                                                 ------------   --------   --------   --------   --------  --------
NET  ASSET VALUE, BEGINNING OF PERIOD                             $   7.61      $   9.89   $  12.58   $  17.23   $  15.26  $  14.36
Income from investment operations:
        Net investment income (loss)                                  0.01          0.02       0.03      (0.01)      0.06      0.24
        Net realized and unrealized gain (loss) on investments
        and foreign currency transactions                             0.71         (2.27)     (2.25)     (2.03)      3.52      2.43
                                                                  --------      --------   --------   --------   --------  --------
        Total from investment operations                              0.72         (2.25)     (2.22)     (2.04)      3.58      2.67
                                                                  --------      --------   --------   --------   --------  --------
Less distributions:
        Dividends from net investment income                         (0.02)        (0.03)         -      (0.04)     (0.23)    (0.29)
        Distributions from capital gains                                 -             -      (0.47)     (2.57)     (1.38)    (1.48)
                                                                  --------      --------   --------   --------   --------  --------
        Total distributions                                          (0.02)        (0.03)     (0.47)     (2.61)     (1.61)    (1.77)
                                                                  --------      --------   --------   --------   --------  --------
NET ASSET VALUE, END OF PERIOD                                    $   8.31      $   7.61   $   9.89   $  12.58   $  17.23  $  15.26
                                                                  ========      ========   ========   ========   ========  ========
        TOTAL RETURN                                                  9.51% +     (22.83%)   (17.81%)   (14.24%)    25.28%    19.12%
Net assets, end of period (000's)                                 $384,857      $370,765   $496,049   $541,693   $402,585  $262,882
Ratio of expenses to average net assets                               0.98% (A)     0.98%      0.95%      0.94%      0.94%     0.88%
Ratio of net investment income (loss) to average net assets           0.34% (A)     0.26%      0.30%     (0.01%)     0.45%     1.58%
Portfolio turnover rate                                                 70% (A)       92%       123%        92%       164%       64%

                                                                    LARGE CAP GROWTH TRUST
                                                                 ----------------------------
                                                                          SERIES II
                                                                 ----------------------------
                                                                 SIX MONTHS
                                                                    ENDED         1/28/2002*
                                                                 6/30/2003(!)        TO
                                                                 (UNAUDITED)    12/31/2002(!)
                                                                 ------------   -------------
NET  ASSET VALUE, BEGINNING OF PERIOD                              $  7.60        $   9.79
Income from investment operations:
        Net investment income (loss)                                  0.01            0.02
        Net realized and unrealized gain (loss) on investments
        and foreign currency transactions                             0.71           (2.18)
                                                                   -------        --------
        Total from investment operations                              0.72           (2.16)
                                                                   -------        --------
Less distributions:
        Dividends from net investment income                         (0.03)          (0.03)
        Distributions from capital gains                                 -               -
                                                                   -------        --------
        Total distributions                                          (0.03)          (0.03)
                                                                   -------        --------
NET ASSET VALUE, END OF PERIOD                                     $  8.29        $   7.60
                                                                   =======        ========
        TOTAL RETURN                                                  9.52% +       (22.15%) +
Net assets, end of period (000's)                                  $62,863        $ 31,496
Ratio of expenses to average net assets                               1.18% (A)       1.18% (A)
Ratio of net investment income (loss) to average net assets           0.15% (A)       0.27% (A)
Portfolio turnover rate                                                 70% (A)         92% (A)

                                                                                        QUANTITATIVE EQUITY TRUST
                                                                 ------------------------------------------------------------------
                                                                                               SERIES I
                                                                 ------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED                   YEARS ENDED DECEMBER 31,
                                                                 6/30/2003(!)    --------------------------------------------------
                                                                 (UNAUDITED)      2002(!)    2001(!)    2000(!)    1999      1998
                                                                 ------------    --------   --------   --------  --------  --------
NET  ASSET VALUE, BEGINNING OF PERIOD                              $  12.39      $  17.20   $  26.26   $  28.16  $  25.22  $  22.50
Income from investment operations:
        Net investment income                                          0.04          0.07       0.04       0.08      0.10      0.20
        Net realized and unrealized gain (loss) on investments
        and foreign currency transactions                              1.05         (4.84)     (5.76)      1.81      5.26      5.42
                                                                   --------      --------   --------   --------  --------  --------
        Total from investment operations                               1.09         (4.77)     (5.72)      1.89      5.36      5.62
                                                                   --------      --------   --------   --------  --------  --------
Less distributions:
        Dividends from net investment income                          (0.09)        (0.04)     (0.06)     (0.12)    (0.18)    (0.25)
        Distributions from capital gains                                  -             -      (3.28)     (3.67)    (2.24)    (2.65)
                                                                   --------      --------   --------   --------  --------  --------
        Total distributions                                           (0.09)        (0.04)     (3.34)     (3.79)    (2.42)    (2.90)
                                                                   --------      --------   --------   --------  --------  --------
NET ASSET VALUE, END OF PERIOD                                     $  13.39      $  12.39   $  17.20   $  26.26  $  28.16  $  25.22
                                                                   ========      ========   ========   ========  ========  ========
        TOTAL RETURN                                                   8.84% +     (27.78%)   (22.95%)     6.30%    22.30%    26.35%
Net assets, end of period (000's)                                  $241,093      $248,729   $448,002   $612,813  $431,909  $254,475
Ratio of expenses to average net assets                                0.82% (A)     0.82%      0.76%      0.75%     0.76%     0.76%
Ratio of net investment income to average net assets                   0.72% (A)     0.49%      0.21%      0.28%     0.57%     1.06%
Portfolio turnover rate                                                 143% (A)      152%       111%       120%      159%      225%

                                                                  QUANTITATIVE EQUITY TRUST
                                                                 ---------------------------
                                                                          SERIES II
                                                                 ---------------------------
                                                                 SIX MONTHS
                                                                    ENDED        1/28/2002*
                                                                 6/30/2003(!)        TO
                                                                 (UNAUDITED)    12/31/2002(!)
                                                                 ------------   -------------
NET  ASSET VALUE, BEGINNING OF PERIOD                              $ 12.38         $ 16.85
Income from investment operations:
        Net investment income                                         0.03            0.07
        Net realized and unrealized gain (loss) on investments
        and foreign currency transactions                             1.04           (4.50)
                                                                   -------         -------
        Total from investment operations                              1.07           (4.43)
                                                                   -------         -------
Less distributions:
        Dividends from net investment income                         (0.10)          (0.04)
        Distributions from capital gains                                 -               -
                                                                   -------         -------
        Total distributions                                          (0.10)          (0.04)
                                                                   -------         -------
NET ASSET VALUE, END OF PERIOD                                     $ 13.35         $ 12.38
                                                                   =======         =======
        TOTAL RETURN                                                  8.74% +       (26.34%) +
Net assets, end of period (000's)                                  $11,166         $ 6,790
Ratio of expenses to average net assets                               1.02% (A)       1.02% (A)
Ratio of net investment income to average net assets                  0.52% (A)       0.57% (A)
Portfolio turnover rate                                                143% (A)        152% (A)

(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  BLUE CHIP GROWTH TRUST
                                                    ------------------------------------------------------------------------------
                                                                                         SERIES I
                                                    ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                            YEARS ENDED DECEMBER 31,
                                                    6/30/2003(!)     -------------------------------------------------------------
                                                    (UNAUDITED)        2002(!)     2001(!)       2000(!)       1999        1998
                                                    ------------     ----------  ----------    ----------   ----------  ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                $    11.99      $    15.83  $    20.13    $    21.64   $    18.92  $    15.00
Income from investment operations:
     Net investment income (loss)                          0.01            0.01           - #       (0.02)        0.01        0.05
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions         1.63           (3.85)      (2.97)        (0.50)        3.58        4.19
                                                     ----------      ----------  ----------    ----------   ----------  ----------
     Total from investment operations                      1.64           (3.84)      (2.97)        (0.52)        3.59        4.24
                                                     ----------      ----------  ----------    ----------   ----------  ----------
Less distributions:
     Dividends from net investment income                 (0.01)              -           -         (0.01)       (0.05)      (0.08)
     Distributions from capital gains                         -               -       (1.33)        (0.98)       (0.82)      (0.24)
                                                     ----------      ----------  ----------    ----------   ----------  ----------
     Total distributions                                  (0.01)              -       (1.33)        (0.99)       (0.87)      (0.32)
                                                     ----------      ----------  ----------    ----------   ----------  ----------
NET ASSET VALUE, END OF PERIOD                       $    13.62      $    11.99  $    15.83    $    20.13   $    21.64  $    18.92
                                                     ==========      ==========  ==========    ==========   ==========  ==========
     TOTAL RETURN (B)                                     13.65% +       (24.26%)    (14.61%)       (2.76%)      19.43%      28.49%
Net assets, end of period (000's)                    $1,155,130      $1,092,775  $1,633,194    $1,999,039   $1,734,233  $1,141,162
Ratio of expenses to average net assets                    0.93% (A)       0.93%       0.93%         0.92%        0.94%       0.97%
Ratio of expenses to average net assets
after expense reductions                                   0.91% (A)       0.91%       0.92%         0.91%        0.94%       0.97%
Ratio of net investment income (loss)
to average net assets                                      0.09% (A)       0.05%       0.00%        (0.07%)       0.06%       0.37%
Portfolio turnover rate                                      36% (A)         39%         48%           48%          42%         42%

                                                       BLUE CHIP GROWTH TRUST
                                                    ------------------------------
                                                              SERIES II
                                                    ------------------------------
                                                     SIX MONTHS
                                                        ENDED         1/28/2002*
                                                    6/30/2003(!)          TO
                                                    (UNAUDITED)      12/31/2002(!)
                                                    ------------     -------------
NET  ASSET VALUE, BEGINNING OF PERIOD                $  11.98         $    15.53
Income from investment operations:
     Net investment income (loss)                       (0.01)                 - #
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions       1.64              (3.55)
                                                     --------         ----------
     Total from investment operations                    1.63              (3.55)
                                                     --------         ----------
Less distributions:
     Dividends from net investment income               (0.02)                 -
     Distributions from capital gains                       -                  -
                                                     --------         ----------
     Total distributions                                (0.02)                 -
                                                     --------         ----------
NET ASSET VALUE, END OF PERIOD                       $  13.59         $    11.98
                                                     ========         ==========
     TOTAL RETURN (B)                                   13.63% +          (22.86%) +
Net assets, end of period (000's)                    $122,097         $   61,375
Ratio of expenses to average net assets                  1.13% (A)          1.13% (A)
Ratio of expenses to average net assets
after expense reductions                                 1.11% (A)          1.11% (A)
Ratio of net investment income (loss)
to average net assets                                   (0.10%) (A)        (0.01%) (A)
Portfolio turnover rate                                    36% (A)            39% (A)

                                                                                    U.S. LARGE CAP TRUST
                                                                         (FORMERLY, U.S. LARGE CAP VALUE TRUST)
                                                             ----------------------------------------------------------
                                                                                         SERIES I
                                                             ----------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED            YEARS ENDED DECEMBER 31,   05/01/1999*
                                                             6/30/2003(!)    ------------------------------     TO
                                                             (UNAUDITED)      2002(!)    2001(!)    2000(!)  12/31/1999
                                                             -----------     --------   --------   --------  ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                         $   9.41       $  12.61   $  13.09   $  12.84   $  12.50
Income from investment operations:
     Net investment income                                        0.02           0.05       0.04       0.07       0.04
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions                1.60          (3.22)     (0.38)      0.29       0.30
                                                              --------       --------   --------   --------   --------
     Total from investment operations                             1.62          (3.17)     (0.34)      0.36       0.34
                                                              --------       --------   --------   --------   --------
Less distributions:
     Dividends from net investment income                        (0.04)         (0.03)     (0.05)     (0.03)         -
     Distributions from capital gains                                -              -      (0.09)     (0.08)         -
                                                              --------       --------   --------   --------   --------
     Total distributions                                         (0.04)         (0.03)     (0.14)     (0.11)         -
                                                              --------       --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                                $  10.99       $   9.41   $  12.61   $  13.09   $  12.84
                                                              ========       ========   ========   ========   ========
     TOTAL RETURN                                                17.31% +      (25.18%)    (2.54%)     2.78%      2.72% +
Net assets, end of period (000's)                             $362,132       $382,248   $518,621   $435,395   $210,725
Ratio of expenses to average net assets                           0.94% (A)      0.94%      0.93%      0.93%      0.94% (A)
Ratio of net investment income to average net assets              0.50% (A)      0.43%      0.32%      0.53%      0.64% (A)
Portfolio turnover rate                                             29% (A)        42%        38%        31%        30% (A)

                                                                 U.S. LARGE CAP TRUST
                                                        (FORMERLY, U.S. LARGE CAP VALUE TRUST)
                                                        --------------------------------------
                                                                     SERIES II
                                                        --------------------------------------
                                                           SIX MONTHS
                                                              ENDED            1/28/2002*
                                                          6/30/2003(!)            TO
                                                          (UNAUDITED)         12/31/2002(!)
                                                          ------------        ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                       $  9.41            $ 12.35
Income from investment operations:
     Net investment income                                     0.01               0.03
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions             1.59              (2.94)
                                                            -------            -------
     Total from investment operations                          1.60              (2.91)
                                                            -------            -------
Less distributions:
     Dividends from net investment income                     (0.05)             (0.03)
     Distributions from capital gains                             -                  -
                                                            -------            -------
     Total distributions                                      (0.05)             (0.03)
                                                            -------            -------
NET ASSET VALUE, END OF PERIOD                              $ 10.96            $  9.41
                                                            =======            =======
     TOTAL RETURN                                             17.13% +          (23.61%) +
Net assets, end of period (000's)                           $97,218            $59,287
Ratio of expenses to average net assets                        1.14% (A)          1.14% (A)
Ratio of net investment income to average net assets           0.29% (A)          0.35% (A)
Portfolio turnover rate                                          29% (A)            42% (A)

(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

#    Amount is less than $.01 per share.

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2003, the years ended 2002, 2001 and 2000 for Series I and for the six months ended June 30, 2003 and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                            STRATEGIC VALUE TRUST
                                                                                   (FORMERLY, CAPITAL OPPORTUNITIES TRUST)
                                                                          ---------------------------------------------------------
                                                                                                   SERIES I
                                                                          ---------------------------------------------------------
                                                                             SIX MONTHS
                                                                               ENDED          YEAR ENDED               4/31/2001*
                                                                            6/30/2003(!)      DECEMBER 31,                 TO
                                                                            (UNAUDITED)         2002(!)               12/31/2001(!)
                                                                          ---------------    -------------         ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $      7.79        $     10.70           $     12.50
Income from investment operations:
     Net investment income (loss)                                                0.02                  -#                (0.02)
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions                               1.14              (2.91)                (1.78)
                                                                          -----------        -----------           -----------
     Total from investment operations                                            1.16              (2.91)                (1.80)
                                                                          -----------        -----------           -----------
Less distributions:
     Dividends from net investment income                                           -#                 -                     -
                                                                          -----------        -----------           -----------
     Total distributions                                                            -#                 -                     -
                                                                          -----------        -----------           -----------
NET ASSET VALUE, END OF PERIOD                                            $      8.95        $      7.79           $     10.70
                                                                          ===========        ===========           ===========
     TOTAL RETURN (B)                                                           14.91%+           (27.20%)               (14.4%)+
Net assets, end of period (000's)                                         $    78,079        $    34,153           $    33,428
Ratio of expenses to average net assets                                          1.13%(A)           1.14%                 1.46%(A)
Ratio of expenses to average net assets after expense reductions                 1.13%(A)           1.14%                 1.40%(A)
Ratio of net investment income (loss) to average net assets                      0.50%(A)           0.04%                (0.27%)(A)
Portfolio turnover rate                                                           115%(A)            109%                   86%(A)

                                                                                   STRATEGIC VALUE TRUST
                                                                         (FORMERLY, CAPITAL OPPORTUNITIES TRUST)
                                                                         ---------------------------------------
                                                                                         SERIES II
                                                                         ---------------------------------------
                                                                            SIX MONTHS
                                                                               ENDED             1/28/2002*
                                                                           6/30/2003(!)              TO
                                                                            (UNAUDITED)         12/31/2002(!)
                                                                         ----------------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $      7.78          $     10.27
Income from investment operations:
     Net investment income (loss)                                                0.01                    -#
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions                               1.15                (2.49)
                                                                          -----------          -----------
     Total from investment operations                                            1.16                (2.49)
                                                                          -----------          -----------
Less distributions:
     Dividends from net investment income                                       (0.01)                   -
                                                                          -----------          -----------
     Total distributions                                                        (0.01)                   -
                                                                          -----------          -----------
NET ASSET VALUE, END OF PERIOD                                            $      8.93          $      7.78
                                                                          ===========          ===========
     TOTAL RETURN (B)                                                           14.91%+            (24.25%)+
Net assets, end of period (000's)                                         $    25,593          $     5,904
Ratio of expenses to average net assets                                          1.33%(A)             1.34%(A)
Ratio of expenses to average net assets after expense reductions                 1.33%(A)             1.34%(A)
Ratio of net investment income (loss) to average net assets                      0.34%(A)             0.04%(A)
Portfolio turnover rate                                                           115%(A)              109%(A)

                                                                                 LARGE CAP VALUE TRUST
                                                                          ------------------------------------
                                                                              SERIES I           SERIES II
                                                                          ----------------   -----------------
                                                                             5/05/2003*         5/05/2003*
                                                                                 TO                 TO
                                                                            6/30/2003(!)        6/30/2003(!)
                                                                             (UNAUDITED)        (UNAUDITED)
                                                                          ---------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $     12.50        $     12.50
Income from investment operations:
     Net investment income                                                          -#                 -#
     Net realized and unrealized gain on
     investments and foreign currency transactions                               0.87               0.86
                                                                          -----------        -----------
     Total from investment operations                                            0.87               0.86
                                                                          -----------        -----------
NET ASSET VALUE, END OF PERIOD                                            $     13.37        $     13.36
                                                                          ===========        ===========
     TOTAL RETURN (C)                                                            6.96%+             6.88%+
Net assets, end of period (000's)                                         $     1,822        $     2,959
Ratio of expenses to average net assets                                          2.57%(A)           2.77%(A)
Ratio of expenses to average net assets after expense reductions                 1.40%(A)           1.60%(A)
Ratio of net investment income (loss) to average net assets                      0.22%(A)          (0.06%)(A)
Portfolio turnover rate                                                           138%(A)            138%(A)

(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the period ended December 31, 2001 for Series I would have been lower, had operating expenses not been reduced.

(C) The total return for the period ended June 30, 2003 for Series I and Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                              UTILITIES TRUST
                                                                          ---------------------------------------------------------
                                                                                                 SERIES I
                                                                          ---------------------------------------------------------
                                                                            SIX MONTHS
                                                                              ENDED             YEAR ENDED             4/30/2001*
                                                                           6/30/2003(!)        DECEMBER 31,                TO
                                                                           (UNAUDITED)            2002(!)             12/31/2001(!)
                                                                          --------------       ------------          --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $     7.11           $     9.29            $    12.50
Income from investment operations:
     Net investment income                                                      0.08                 0.15                  0.07

     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions                              1.36                (2.33)                (3.23)
                                                                          ----------           ----------            ----------
     Total from investment operations                                           1.44                (2.18)                (3.16)
                                                                          ----------           ----------            ----------
Less distributions:
     Dividends from net investment income                                      (0.10)                   -#                (0.05)
                                                                          ----------           ----------            ----------
     Total distributions                                                       (0.10)                   -#                (0.05)
                                                                          ----------           ----------            ----------
NET ASSET VALUE, END OF PERIOD                                            $     8.45           $     7.11            $     9.29
                                                                          ==========           ==========            ==========
     TOTAL RETURN (B)                                                          20.55%+             (23.46%)               (25.3%)+
Net assets, end of period (000's)                                         $   29,215           $   20,607            $   18,260
Ratio of expenses to average net assets                                         1.28%(A)             1.28%                 1.51%(A)
Ratio of expenses to average net assets after expense reductions                1.28%(A)             1.28%                 1.40%(A)
Ratio of net investment income to average net assets                            2.05%(A)             1.99%                 1.07%(A)
Portfolio turnover rate                                                          152%(A)               89%                   81%(A)

                                                                                 UTILITIES TRUST
                                                                          -------------------------------
                                                                                    SERIES II
                                                                          -------------------------------
                                                                            SIX MONTHS
                                                                              ENDED          1/28/2002*
                                                                           6/30/2003(!)          TO
                                                                           (UNAUDITED)      12/31/2002(!)
                                                                          --------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $     7.10        $     8.77
Income from investment operations:
     Net investment income                                                      0.07              0.12

     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions                              1.36             (1.79)
                                                                          ----------        ----------
     Total from investment operations                                           1.43             (1.67)
                                                                          ----------        ----------
Less distributions:
     Dividends from net investment income                                      (0.11)                -#
                                                                          ----------        ----------
     Total distributions                                                       (0.11)                -#
                                                                          ----------        ----------
NET ASSET VALUE, END OF PERIOD                                            $     8.42        $     7.10
                                                                          ==========        ==========
     TOTAL RETURN (B)                                                          20.39%+          (19.04%)+
Net assets, end of period (000's)                                         $   13,669        $    6,540
Ratio of expenses to average net assets                                         1.48%(A)         1.48%(A)
Ratio of expenses to average net assets after expense reductions                1.48%(A)         1.48%(A)
Ratio of net investment income to average net assets                            1.83%(A)         1.83%(A)
Portfolio turnover rate                                                          152%(A)           89%(A)

                                                                            REAL ESTATE SECURITIES TRUST
                                                         ---------------------------------------------------------------------
                                                                                        SERIES I
                                                         ---------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEARS ENDED DECEMBER 31,
                                                          6/30/2003(!)        ------------------------------------------------
                                                           (UNAUDITED)           2002(!)           2001(!)           2000(!)
                                                         ---------------      ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     15.44          $     15.52       $     15.57       $     12.89
Income from investment operations:
     Net investment income                                      0.41                 0.83              0.75              0.67

     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions              1.79                (0.38)            (0.30)             2.53
                                                         -----------          -----------       -----------       -----------
     Total from investment operations                           2.20                 0.45              0.45              3.20
                                                         -----------          -----------       -----------       -----------
Less distributions:
     Dividends from net investment income                      (0.48)               (0.53)            (0.50)            (0.52)
     Distributions from capital gains                              -                    -                 -                 -
                                                         -----------          -----------       -----------       -----------
     Total distributions                                       (0.48)               (0.53)            (0.50)            (0.52)
                                                         -----------          -----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD                           $     17.16          $     15.44       $     15.52       $     15.57
                                                         ===========          ===========       ===========       ===========
     TOTAL RETURN                                              14.52%+               2.58%             3.15%            25.71%
Net assets, end of period (000's)                        $   358,200          $   303,070       $   220,919       $   257,641
Ratio of expenses to average net assets                         0.81%(A)             0.84%             0.83%             0.76%
Ratio of net investment income to average net assets            5.16%(A)             5.28%             4.96%             4.89%
Portfolio turnover rate                                           35%(A)               74%              116%              147%

                                                                              REAL ESTATE SECURITIES TRUST
                                                         -----------------------------------------------------------------------
                                                                    SERIES I                              SERIES II
                                                         ---------------------------------   -----------------------------------
                                                                                               SIX MONTHS
                                                             YEARS ENDED DECEMBER 31,             ENDED            1/28/2002*
                                                         -------------------------------       6/30/2003(!)            TO
                                                             1999              1998            (UNAUDITED)        12/31/2002(!)
                                                         -------------     -------------     ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     14.76       $     20.07       $     15.43         $     15.44
Income from investment operations:
     Net investment income                                      0.78              0.78              0.39                0.85

     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions             (1.94)            (3.72)             1.79               (0.33)
                                                         -----------       -----------       -----------         -----------
     Total from investment operations                          (1.16)            (2.94)             2.18                0.52
                                                         -----------       -----------       -----------         -----------
Less distributions:
     Dividends from net investment income                      (0.71)            (0.53)            (0.49)              (0.53)
     Distributions from capital gains                              -             (1.84)                -                   -
                                                         -----------       -----------       -----------         -----------
     Total distributions                                       (0.71)            (2.37)            (0.49)              (0.53)
                                                         -----------       -----------       -----------         -----------
NET ASSET VALUE, END OF PERIOD                           $     12.89       $     14.76       $     17.12         $     15.43
                                                         ===========       ===========       ===========         ===========
     TOTAL RETURN                                              (8.00%)          (16.44%)           14.41%+              3.05%+
Net assets, end of period (000's)                        $   196,756       $   161,832       $    99,051         $    48,749
Ratio of expenses to average net assets                         0.77%             0.76%             1.01%(A)            1.04%(A)
Ratio of net investment income to average net assets            5.88%             5.57%             4.91%(A)            6.03%(A)
Portfolio turnover rate                                          201%              122%               35%(A)              74%(A)

(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

#    Amount is less than $.01 per share.

+    Not Annualized

(A)  Annualized

(B) The total return for the period ended December 31, 2001 for Series I would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                SMALL CAP OPPORTUNITIES TRUST
                                                               --------------------------------
                                                                  SERIES I          SERIES II
                                                               --------------    --------------
                                                                 5/05/2003*        5/05/2003*
                                                                     TO                TO
                                                                6/30/2003(!)      6/30/2003(!)
                                                                (UNAUDITED)       (UNAUDITED)
                                                               --------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    12.50        $    12.50
Income from investment operations:
     Net investment income                                           0.01                 -#
     Net realized and unrealized gain on
     investments and foreign currency transactions                   1.20              1.21
                                                               ----------        ----------
     Total from investment operations                                1.21              1.21
                                                               ----------        ----------
NET ASSET VALUE, END OF PERIOD                                 $    13.71        $    13.71
                                                               ==========        ==========
     TOTAL RETURN                                                    9.68%+            9.68%+
Net assets, end of period (000's)                              $   26,112        $    9,140
Ratio of expenses to average net assets                              1.24%(A)          1.44%(A)
Ratio of net investment income (loss) to average net assets          0.32%(A)          0.20%(A)
Portfolio turnover rate                                                11%(A)            11%(A)

                                                                                       SMALL COMPANY VALUE TRUST
                                                                    ---------------------------------------------------------------
                                                                                              SERIES I
                                                                    ---------------------------------------------------------------
                                                                      SIX MONTHS
                                                                         ENDED                    YEARS ENDED DECEMBER 31,
                                                                      6/30/2003(!)     --------------------------------------------
                                                                      (UNAUDITED)         2002(!)          2001(!)        2000(!)
                                                                    ---------------    -------------    ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $     12.90        $     13.80      $     12.98    $     12.27
Income from investment operations:
     Net investment income                                                 0.03               0.08             0.09           0.04
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions                         1.73              (0.88)            0.76           0.69
                                                                    -----------        -----------      -----------    -----------
     Total from investment operations                                      1.76              (0.80)            0.85           0.73
                                                                    -----------        -----------      -----------    -----------
Less distributions:
     Dividends from net investment income                                 (0.06)             (0.04)           (0.03)         (0.02)
     Distributions from capital gains                                     (0.02)             (0.06)               -              -
                                                                    -----------        -----------      -----------    -----------
     Total distributions                                                  (0.08)             (0.10)           (0.03)         (0.02)
                                                                    -----------        -----------      -----------    -----------
NET ASSET VALUE, END OF PERIOD                                      $     14.58        $     12.90      $     13.80    $     12.98
                                                                    ===========        ===========      ===========    ===========
     TOTAL RETURN (B)                                                     13.70%+            (5.93%)           6.54%          5.93%
Net assets, end of period (000's)                                   $   312,742        $   305,338      $   213,046    $   115,982
Ratio of expenses to average net assets                                    1.12%(A)           1.12%            1.16%          1.24%
Ratio of expenses to average net assets after expense reductions           1.12%(A)           1.11%            1.15%          1.24%
Ratio of net investment income to average net assets                       0.38%(A)           0.61%            0.72%          0.35%
Portfolio turnover rate                                                      18%(A)             19%             119%           178%

                                                                                        SMALL COMPANY VALUE TRUST
                                                                      --------------------------------------------------------------
                                                                              SERIES I                         SERIES II
                                                                      ---------------------------   --------------------------------
                                                                                                      SIX MONTHS
                                                                      YEARS ENDED DECEMBER 31,          ENDED          1/28/2002*
                                                                      ---------------------------   6/30/2003(!)          TO
                                                                          1999          1998          (UNAUDITED)     12/31/2002(!)
                                                                      ------------  -------------   ---------------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     11.37   $     11.94     $     12.89      $     13.83
Income from investment operations:
     Net investment income                                                   0.02          0.01            0.01             0.13
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions                           0.89         (0.57)           1.75            (0.97)
                                                                      -----------   -----------     -----------      -----------
     Total from investment operations                                        0.91         (0.56)           1.76            (0.84)
                                                                      -----------   -----------     -----------      -----------
Less distributions:
     Dividends from net investment income                                   (0.01)        (0.01)          (0.07)           (0.04)
     Distributions from capital gains                                           -             -           (0.02)           (0.06)
                                                                      -----------   -----------     -----------      -----------
     Total distributions                                                    (0.01)        (0.01)          (0.09)           (0.10)
                                                                      -----------   -----------     -----------      -----------
NET ASSET VALUE, END OF PERIOD                                        $     12.27   $     11.37     $     14.56      $     12.89
                                                                      ===========   ===========     ===========      ===========
     TOTAL RETURN (B)                                                        8.00%        (4.72%)         13.72%+           (6.2%)+
Net assets, end of period (000's)                                     $    89,167   $   162,335     $    88,382      $    50,843
Ratio of expenses to average net assets                                      1.22%         1.23%           1.32%(A)         1.32%(A)
Ratio of expenses to average net assets after expense reductions             1.22%         1.23%           1.32%(A)         1.31%(A)
Ratio of net investment income to average net assets                         0.15%         0.16%           0.23%(A)         1.12%(A)
Portfolio turnover rate                                                       142%          131%             18%(A)           19%(A)

(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the years ended 2002 and 2001 for Series I and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                           SPECIAL VALUE TRUST
                                                                    --------------------------------
                                                                       SERIES I         SERIES II
                                                                    --------------    --------------
                                                                      5/05/2003*        5/05/2003*
                                                                          TO                TO
                                                                     6/30/2003(!)      6/30/2003(!)
                                                                      (UNAUDITED)       (UNAUDITED)
                                                                    --------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $   12.50         $   12.50
Income from investment operations:
     Net investment income                                                  -#                -#
     Net realized and unrealized gain on
     investments and foreign currency transactions                       0.83              0.83
                                                                    ---------         ---------
     Total from investment operations                                    0.83              0.83
                                                                    ---------         ---------
NET ASSET VALUE, END OF PERIOD                                      $   13.33         $   13.33
                                                                    =========         =========
     TOTAL RETURN (B)                                                    6.64%+            6.64%+
Net assets, end of period (000's)                                   $   7,508         $   2,315
Ratio of expenses to average net assets                                  1.77%(A)          1.97%(A)
Ratio of expenses to average net assets after expense reductions         1.55%(A)          1.75%(A)
Ratio of net investment income to average net assets                    (0.33%)(A)        (0.52%)(A)
Portfolio turnover rate                                                    49%(A)            49%(A)

                                                                        MID CAP VALUE TRUST
                                                        ----------------------------------------------------
                                                                             SERIES I
                                                        ----------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED            YEAR ENDED        4/30/2001*
                                                         6/30/2003(!)        DECEMBER 31,          TO
                                                          (UNAUDITED)          2002(!)        12/31/2001(!)
                                                        ---------------     -------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     11.74         $     13.06      $     12.50
Income from investment operations:
     Net investment income                                     0.05                0.11             0.06
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions             0.65               (1.43)            0.53
                                                        -----------         -----------      -----------
     Total from investment operations                          0.70               (1.32)            0.59
                                                        -----------         -----------      -----------
Less distributions:
     Dividends from net investment income                     (0.05)                  -            (0.03)
                                                        -----------         -----------      -----------
     Total distributions                                      (0.05)                  -            (0.03)
                                                        -----------         -----------      -----------
NET ASSET VALUE, END OF PERIOD                          $     12.39         $     11.74      $     13.06
                                                        ===========         ===========      ===========
     TOTAL RETURN                                              6.02%+            (10.11%)           4.72%+
Net assets, end of period (000's)                       $   231,640         $   269,345      $    80,737
Ratio of expenses to average net assets                        0.99%(A)            1.02%            1.15%(A)
Ratio of net investment income to average net assets           0.88%(A)            0.92%            0.75%(A)
Portfolio turnover rate                                          45%(A)              24%              23%(A)

                                                                MID CAP VALUE TRUST
                                                        -----------------------------------
                                                                     SERIES II
                                                        -----------------------------------
                                                         SIX MONTHS
                                                            ENDED             1/28/2002*
                                                         6/30/2003(!)             TO
                                                          (UNAUDITED)        12/31/2002(!)
                                                        ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     11.74         $     12.63
Income from investment operations:
     Net investment income                                     0.04                0.09
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions             0.65               (0.98)
                                                        -----------         -----------
     Total from investment operations                          0.69               (0.89)
                                                        -----------         -----------
Less distributions:
     Dividends from net investment income                     (0.05)                  -
                                                        -----------         -----------
     Total distributions                                      (0.05)                  -
                                                        -----------         -----------
NET ASSET VALUE, END OF PERIOD                          $     12.38         $     11.74
                                                        ===========         ===========
     TOTAL RETURN                                              5.96%+             (7.05%)+
Net assets, end of period (000's)                       $   108,487         $    71,096
Ratio of expenses to average net assets                        1.19%(A)            1.22%(A)
Ratio of net investment income to average net assets           0.71%(A)            0.83%(A)
Portfolio turnover rate                                          45%(A)              24%(A)

(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

#    Amount is less than $.01 per share.

+    Not Annualized

(A)  Annualized

(B) The total return for the period ended June 30, 2003 for Series I and Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 VALUE TRUST
                                            -------------------------------------------------------------------------------------
                                                                                   SERIES I
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                               YEARS ENDED DECEMBER 31,
                                            6/30/2003(!)    ---------------------------------------------------------------------
                                            (UNAUDITED)       2002(!)        2001(!)        2000(!)        1999           1998
                                            ----------      ----------     ----------     ----------    ----------     ----------
NET  ASSET VALUE, BEGINNING OF PERIOD       $    12.49      $    16.47     $    16.48     $    13.23    $    14.06     $    14.81
Income from investment operations:
     Net investment income                        0.07            0.14           0.15           0.14          0.20           0.18
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                        1.50           (3.82)          0.40           3.11         (0.59)         (0.45)
                                            ----------      ----------     ----------     ----------    ----------     ----------
     Total from investment operations             1.57           (3.68)          0.55           3.25         (0.39)         (0.27)
                                            ----------      ----------     ----------     ----------    ----------     ----------
Less distributions:

     Dividends from net investment income        (0.17)          (0.12)         (0.11)             -         (0.20)         (0.18)
     Distributions from capital gains                -           (0.18)         (0.45)             -         (0.24)         (0.30)
                                            ----------      ----------     ----------     ----------    ----------     ----------
     Total distributions                         (0.17)          (0.30)         (0.56)             -         (0.44)         (0.48)
                                            ----------      ----------     ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD              $    13.89      $    12.49     $    16.47     $    16.48    $    13.23     $    14.06
                                            ==========      ==========     ==========     ==========    ==========     ==========
     TOTAL RETURN                                12.78% +       (22.80%)         3.42%         24.57%        (2.79%)        (1.72%)
Net assets, end of period (000's)           $  227,910      $  238,370     $  360,027     $  189,245    $  146,279     $  255,554
Ratio of expenses to average net assets           0.88% (A)       0.86%          0.86%          0.86%         0.87%          0.85%
Ratio of net investment income to average
net assets                                        1.07% (A)       0.94%          0.92%          1.05%         1.12%          1.50%
Portfolio turnover rate                            277% (A)         52%            27%            65%           54%            45%

                                                                  VALUE TRUST
                                                       --------------------------------
                                                                  SERIES II
                                                       --------------------------------
                                                        SIX MONTHS
                                                          ENDED            1/28/2002*
                                                        6/30/2003(!)           TO
                                                        (UNAUDITED)        12/31/2002(!)
                                                       -------------       ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                  $       12.48       $    16.26
Income from investment operations:
     Net investment income                                      0.05             0.12
     Net realized and unrealized gain
     (loss) on investments
     and foreign currency transactions                          1.52            (3.60)
                                                       -------------       ----------
     Total from investment operations                           1.57            (3.48)
                                                       -------------       ----------
Less distributions:
     Dividends from net investment income                      (0.18)           (0.12)
     Distributions from capital gains                              -            (0.18)
                                                       -------------       ----------
     Total distributions                                       (0.18)           (0.30)
                                                       -------------       ----------
NET ASSET VALUE, END OF PERIOD                         $       13.87       $    12.48
                                                       =============       ==========
     TOTAL RETURN                                              12.82% +        (21.87%) +
Net assets, end of period (000's)                      $      18,149       $   11,473
Ratio of expenses to average net assets                         1.08% (A)        1.06% (A)
Ratio of net investment income to average net assets            0.82% (A)        1.02% (A)
Portfolio turnover rate                                          277% (A)          52% (A)

                                                                                  ALL CAP VALUE TRUST
                                                       ----------------------------------------------------------------------------
                                                                          SERIES I                               SERIES II
                                                       ---------------------------------------------   ----------------------------
                                                       SIX MONTHS                                      SIX MONTHS
                                                         ENDED          YEAR ENDED      4/30/2001*        ENDED        1/28/2002*
                                                       6/30/2003(!)    DECEMBER 31,         TO         6/30/2003(!)        TO
                                                      (UNAUDITED)         2002(!)      12/31/2001(!)   (UNAUDITED)    12/31/2002(!)
                                                       ----------      ------------    -------------   ------------   -------------
NET  ASSET VALUE, BEGINNING OF PERIOD                  $     9.10      $    12.61      $    12.50      $    9.09      $  12.56
Income from investment operations:
     Net investment income                                   0.03            0.02               -#          0.02          0.00
     Net realized and unrealized gain (loss)
     on investments and foreign currency transactions        1.53           (3.53)           0.11           1.53         (3.47)
                                                       ----------      ----------      ----------      ---------      --------
     Total from investment operations                        1.56           (3.51)           0.11           1.55         (3.47)
                                                       ----------      ----------      ----------      ---------      --------
Less distributions:
     Dividends from net investment income                   (0.01)              -#              -#         (0.02)            -#
                                                       ----------      ----------      ----------      ---------      --------
     Total distributions                                    (0.01)              -#              -          (0.02)            -#
                                                       ----------      ----------      ----------      ---------      --------
NET ASSET VALUE, END OF PERIOD                         $    10.65      $     9.10      $    12.61      $   10.62      $   9.09
                                                       ==========      ==========      ==========      =========      ========
     TOTAL RETURN                                           17.13% +       (27.83%)          0.90% +       17.01% +     (27.63%) +
Net assets, end of period (000's)                      $  134,923      $   32,237      $   20,877      $  49,736      $  7,204
Ratio of expenses to average net assets                      1.00% (A)       1.15%           1.42% (A)      1.20% (A)     1.35% (A)
Ratio of net investment income to average net assets         0.66% (A)       0.15%           0.05% (A)      0.46% (A)     0.04% (A)
Portfolio turnover rate                                       119% (A)         31%            194% (A)       119% (A)       31% (A)

(!) Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                EQUITY INDEX TRUST
                                                   ----------------------------------------------------------------------------
                                                                                     SERIES I
                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                          YEARS ENDED DECEMBER 31,
                                                   6/30/2003(!)   -------------------------------------------------------------
                                                  (UNAUDITED)      2002(!)      2001(!)       2000(!)       1999        1998
                                                  -------------   ---------    ---------     ---------    ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD               $   10.77      $   14.00    $   16.40     $   18.13    $   15.43   $   12.48
Income from investment operations:
     Net investment income                              0.08           0.15         0.14          0.16         0.17        0.18
     Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions                                       1.16          (3.24)       (2.14)        (1.84)        3.00        3.36
                                                   ---------      ---------    ---------     ---------    ---------   ---------
     Total from investment operations                   1.24          (3.09)       (2.00)        (1.68)        3.17        3.54
                                                   ---------      ---------    ---------     ---------    ---------   ---------
Less distributions:
     Dividends from net investment income              (0.17)         (0.14)       (0.16)            -        (0.17)      (0.18)
     Distributions from capital gains                      -              -        (0.24)        (0.05)       (0.30)      (0.41)
                                                   ---------      ---------    ---------     ---------    ---------   ---------
     Total distributions                               (0.17)         (0.14)       (0.40)        (0.05)       (0.47)      (0.59)
                                                   ---------      ---------    ---------     ---------    ---------   ---------
NET ASSET VALUE, END OF PERIOD                     $   11.84      $   10.77    $   14.00     $   16.40    $   18.13   $   15.43
                                                   =========      =========    =========     =========    =========   =========
     TOTAL RETURN (B)                                  11.68% +      (22.30%)     (12.26%)       (9.29%)      20.58%      28.56%
Net assets, end of period (000's)                  $  74,057      $  73,082    $ 103,007     $ 114,154    $ 114,775   $  63,292
Ratio of expenses to average net assets                 0.48% (A)      0.41%        0.41%         0.40%        0.41%       0.55%
Ratio of expenses to average net assets after
expense reductions                                      0.40% (A)      0.40%        0.40%         0.40%        0.40%       0.40%
Ratio of net investment income to average net
assets                                                  1.39% (A)      1.21%        0.97%         0.91%        1.17%       1.70%
Portfolio turnover rate                                    2% (A)         4%           4%            8%          10%          3%

                                                                            FUNDAMENTAL VALUE TRUST
                                                 -----------------------------------------------------------------------------
                                                                  SERIES I                                 SERIES II
                                                 -------------------------------------------       ----------------------------
                                                 SIX MONTHS                                        SIX MONTHS
                                                    ENDED          YEAR ENDED     4/30/2001*          ENDED         1/28/2002*
                                                 6/30/2003(!)     DECEMBER 31,        TO           6/30/2003(!)         TO
                                                 (UNAUDITED)         2002(!)     12/31/2001(!)     (UNAUDITED)     12/31/2002(!)
                                                 ------------     ------------   -------------     ------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD             $      9.82      $     11.73    $     12.50       $     9.82      $    11.48
Income from investment operations:
     Net investment income                              0.04             0.07           0.03             0.03            0.07
     Net realized and unrealized gain (loss)
     on investments of foreign currency
     transactions                                       1.10            (1.97)         (0.80)            1.09           (1.72)
                                                 -----------      -----------    -----------       ----------      ----------
     Total from investment operations                   1.14            (1.90)         (0.77)            1.12           (1.65)
                                                 -----------      -----------    -----------       ----------      ----------
Less distributions:
     Dividends from net investment income              (0.03)           (0.01)             -            (0.03)          (0.01)
                                                 -----------      -----------    -----------       ----------      ----------
     Total distributions                               (0.03)           (0.01)             -            (0.03)          (0.01)
                                                 -----------      -----------    -----------       ----------      ----------
NET ASSET VALUE, END OF PERIOD                   $     10.93      $      9.82    $     11.73       $    10.91      $     9.82
                                                 ===========      ===========    ===========       ==========      ==========
     TOTAL RETURN                                      11.65% +        (16.20%)        (6.16%) +        11.49% +       (14.46%) +
Net assets, end of period (000's)                $   292,884      $   269,250    $   111,590       $  122,241      $   65,174
Ratio of expenses to average net assets                 0.97% (A)        0.98%          1.07% (A)        1.17% (A)       1.18% (A)
Ratio of net investment income to average
net assets                                              0.80% (A)        0.71%          0.45% (A)        0.63% (A)       0.75% (A)
Portfolio turnover rate                                   15% (A)          19%            16% (A)          15% (A)         19% (A)

(!) Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

(B) The total return for the six months ended June 30, 2003, the years ended 2002, 2001, 2000, 1999 and 1998 for Series I would have been lower, had operating expenses not been reduced.

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                              GROWTH & INCOME TRUST
                                               ----------------------------------------------------------------------------------
                                                                                    SERIES I
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                              YEARS ENDED DECEMBER 31,
                                               6/30/2003(!)     -----------------------------------------------------------------
                                               (UNAUDITED)        2002(!)       2001(!)       2000(!)        1999          1998
                                               ------------     ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD           $     17.40      $    23.91    $    28.54    $    32.67    $    28.43    $    23.89
Income from investment operations:
     Net investment income                            0.09            0.16          0.12          0.10          0.17          0.19
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                            1.70           (5.80)        (3.32)        (2.21)         5.12          5.98
                                               -----------      ----------    ----------    ----------    ----------    ----------
     Total from investment operations                 1.79           (5.64)        (3.20)        (2.11)         5.29          6.17
                                               -----------      ----------    ----------    ----------    ----------    ----------
Less distributions:
     Dividends from net investment income            (0.19)          (0.12)        (0.11)        (0.18)        (0.19)        (0.22)
     Distributions from capital gains                    -           (0.75)        (1.32)        (1.84)        (0.86)        (1.41)
                                               -----------      ----------    ----------    ----------    ----------    ----------
     Total distributions                             (0.19)          (0.87)        (1.43)        (2.02)        (1.05)        (1.63)
                                               -----------      ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                 $     19.00      $    17.40    $    23.91    $    28.54    $    32.67    $    28.43
                                               ===========      ==========    ==========    ==========    ==========    ==========
     TOTAL RETURN                                    10.38% +       (24.33%)      (11.28%)       (7.12%)       18.87%        26.52%
Net assets, end of period (000's)              $ 1,445,915      $1,436,309    $2,387,718    $2,914,338    $3,187,220    $2,290,118
Ratio of expenses to average net assets               0.76% (A)       0.75%         0.80%         0.79%         0.80%         0.79%
Ratio of net investment income to average
net assets                                            1.00% (A)       0.79%         0.48%         0.33%         0.63%         0.85%
Portfolio turnover rate                                 43% (A)         40%           24%           32%           19%           16%

                                                    GROWTH & INCOME TRUST
                                                -----------------------------
                                                          SERIES II
                                                -----------------------------
                                                SIX MONTHS
                                                   ENDED         1/28/2002*
                                                6/30/2003(!)         TO
                                                (UNAUDITED)     12/31/2002(!)
                                                ----------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    17.39       $    23.43
Income from investment operations:
     Net investment income                            0.07             0.12
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                            1.71            (5.29)
                                                ----------       ----------
     Total from investment operations                 1.78            (5.17)
                                                ----------       ----------
Less distributions:
     Dividends from net investment income            (0.21)           (0.12)
     Distributions from capital gains                    -            (0.75)
                                                ----------       ----------
     Total distributions                             (0.21)           (0.87)
                                                ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $    18.96       $    17.39
                                                ==========       ==========
     TOTAL RETURN                                    10.35% +        (22.83%) +
Net assets, end of period (000's)               $   74,814       $   39,491
Ratio of expenses to average net assets               0.96% (A)        0.95% (A)
Ratio of net investment income to average
net assets                                            0.78% (A)        0.77% (A)
Portfolio turnover rate                                 43% (A)          40% (A)

                                                                           EQUITY-INCOME TRUST
                                            ----------------------------------------------------------------------------------
                                                                                 SERIES I
                                            ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                             YEARS ENDED DECEMBER 31,
                                            6/30/2003(!)    ------------------------------------------------------------------
                                            (UNAUDITED)       2002(!)       2001(!)      2000(!)       1999            1998
                                            ------------    ----------    ----------   ----------   -----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $    12.62      $    15.13    $    16.83   $    17.05   $     17.78     $    17.24
Income from investment operations:
     Net investment income                        0.11            0.22          0.22         0.30          0.35           0.34
     Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions                         1.04           (2.13)        (0.06)        1.63          0.25           1.26
                                            ----------      ----------    ----------   ----------   -----------     ----------
     Total from investment operations             1.15           (1.91)         0.16         1.93          0.60           1.60
                                            ----------      ----------    ----------   ----------   -----------     ----------
Less distributions:

     Dividends from net investment income        (0.20)          (0.19)        (0.29)       (0.34)        (0.37)         (0.33)
     Distributions from capital gains            (0.28)          (0.41)        (1.57)       (1.81)        (0.96)         (0.73)
                                            ----------      ----------    ----------   ----------   -----------     ----------
     Total distributions                         (0.48)          (0.60)        (1.86)       (2.15)        (1.33)         (1.06)
                                            ----------      ----------    ----------   ----------   -----------     ----------
NET ASSET VALUE, END OF PERIOD              $    13.29      $    12.62    $    15.13   $    16.83   $     17.05     $    17.78
                                            ==========      ==========    ==========   ==========   ===========     ==========
     TOTAL RETURN (B)                             9.65% +       (13.28%)        1.29%       12.99%         3.40%          9.21%
Net assets, end of period (000's)           $1,123,937      $1,015,246    $1,147,075   $  965,675   $ 1,011,260     $1,088,342
Ratio of expenses to average net assets           0.93% (A)       0.93%         0.93%        0.92%         0.91%          0.85%
Ratio of expenses to average net assets
after expense reductions                          0.90% (A)       0.91%         0.91%        0.91%         0.91%          0.85%
Ratio of net investment income to average
net assets                                        1.72% (A)       1.58%         1.45%        1.94%         1.83%          2.13%
Portfolio turnover rate                              8% (A)         18%           19%          34%           30%            21%

                                                   EQUITY-INCOME TRUST
                                              -----------------------------
                                                        SERIES II
                                              -----------------------------
                                              SIX MONTHS
                                                 ENDED         1/28/2002*
                                              6/30/2003(!)        TO
                                              (UNAUDITED)     12/31/2002(!)
                                              ------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    12.61      $    15.05
Income from investment operations:
     Net investment income                          0.14            0.21
     Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions                           1.00           (2.05)
                                              ----------      ----------
     Total from investment operations               1.14           (1.84)
                                              ----------      ----------
Less distributions:
     Dividends from net investment income          (0.21)          (0.19)
     Distributions from capital gains              (0.28)          (0.41)
                                              ----------      ----------
     Total distributions                           (0.49)          (0.60)
                                              ----------      ----------
NET ASSET VALUE, END OF PERIOD                $    13.26      $    12.61
                                              ==========      ==========
     TOTAL RETURN (B)                               9.60% +       (12.89%) +
Net assets, end of period (000's)             $  189,546      $   87,245
Ratio of expenses to average net assets             1.13% (A)       1.13% (A)
Ratio of expenses to average net assets
after expense reductions                            1.10% (A)       1.11% (A)
Ratio of net investment income to average
net assets                                          1.54% (A)       1.83% (A)
Portfolio turnover rate                                8% (A)         18% (A)

(!) Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

(B) The total return for the six months ended June 30, 2003, the years ended 2002, 2001 and 2000 for Series I and for the six months ended June 30, 2003 and the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               INCOME & VALUE TRUST
                                               ------------------------------------------------------------------------------------
                                                                                     SERIES I
                                               ------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                              YEARS ENDED DECEMBER 31,
                                               6/30/2003(!)   ---------------------------------------------------------------------
                                              (UNAUDITED)      2002(!)         2001(!)         2000(!)          1999        1998
                                              -------------   ---------       ---------       ---------       ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD           $    8.36      $   10.13       $   10.56       $   12.91       $   13.36   $   12.95
Income from investment operations:
     Net investment income                          0.06           0.17            0.19            0.27            0.32        0.40
     Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions                                   1.04          (1.76)          (0.11)           0.33            0.77        1.51
                                               ---------      ---------       ---------       ---------       ---------   ---------
     Total from investment operations               1.10          (1.59)           0.08            0.60            1.09        1.91
                                               ---------      ---------       ---------       ---------       ---------   ---------
Less distributions:
     Dividends from net investment income          (0.18)         (0.18)          (0.28)          (0.33)          (0.40)      (0.46)
     Distributions from capital gains                  -              -           (0.23)          (2.62)          (1.14)      (1.04)
                                               ---------      ---------       ---------       ---------       ---------   ---------
     Total distributions                           (0.18)         (0.18)          (0.51)          (2.95)          (1.54)      (1.50)
                                               ---------      ---------       ---------       ---------       ---------   ---------
NET ASSET VALUE, END OF PERIOD                 $    9.28      $    8.36       $   10.13       $   10.56       $   12.91   $   13.36
                                               =========      =========       =========       =========       =========   =========
     TOTAL RETURN                                  13.41% +      (15.93%)          0.98%           4.94%           8.52%      15.27%
Net assets, end of period (000's)              $ 491,010      $ 448,524       $ 561,623       $ 546,311       $ 639,824   $ 618,011
Ratio of expenses to average net assets             0.88% (A)      0.88%           0.87%           0.86%           0.86%       0.84%
Ratio of net investment income to average net
assets                                              1.52% (A)      1.90%           1.90%           2.46%           2.39%       2.89%
Portfolio turnover rate                               83% (A)        61%             70%             51%            165%         85%

                                                     INCOME & VALUE TRUST
                                                -----------------------------
                                                          SERIES II
                                                -----------------------------
                                                SIX MONTHS
                                                   ENDED         1/28/2002*
                                                6/30/2003(!)         TO
                                                (UNAUDITED)     12/31/2002(!)
                                                ------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     8.35      $    10.01
Income from investment operations:
     Net investment income                            0.05            0.12
     Net realized and unrealized gain (loss
     on investments and foreign currency
     transactions                                     1.04           (1.60)
                                                ----------      ----------
     Total from investment operations                 1.09           (1.48)
                                                ----------      ----------
Less distributions:
     Dividends from net investment income            (0.19)          (0.18)
     Distributions from capital gains                    -               -
                                                ----------      ----------
     Total distributions                             (0.19)          (0.18)
                                                ----------      ----------
NET ASSET VALUE, END OF PERIOD                  $     9.25      $     8.35
                                                ==========      ==========
     TOTAL RETURN                                    13.30% +       (15.02%) +
Net assets, end of period (000's)               $   50,892      $   22,839
Ratio of expenses to average net assets               1.08% (A)       1.08% (A)
Ratio of net investment income to average
net assets                                            1.26% (A)       1.55% (A)
Portfolio turnover rate                                 83% (A)         61% (A)

                                                                                  BALANCED TRUST
                                                ----------------------------------------------------------------------------------
                                                                                     SERIES I
                                                ----------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                              YEARS ENDED DECEMBER 31,
                                                6/30/2003(!)   -------------------------------------------------------------------
                                               (UNAUDITED)      2002(!)         2001(!)         2000(!)      1999(!)        1998
                                               -------------   ---------       ---------       ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD            $   11.36      $   13.58       $   15.46       $   17.82    $   19.40    $   19.33
Income from investment operations:
     Net investment income                           0.11           0.26            0.30            0.30         0.55         0.41
     Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions                                    0.59          (2.17)          (1.87)          (1.87)       (0.85)        2.23
                                                ---------      ---------       ---------       ---------    ---------    ---------
     Total from investment operations                0.70          (1.91)          (1.57)          (1.57)       (0.30)        2.64
                                                ---------      ---------       ---------       ---------    ---------    ---------
Less distributions:
     Dividends from net investment income           (0.29)         (0.31)          (0.31)          (0.62)       (0.37)       (0.48)
     Distributions from capital gains                   -              -               -           (0.17)       (0.91)       (2.09)
                                                ---------      ---------       ---------       ---------    ---------    ---------
     Total distributions                            (0.29)         (0.31)          (0.31)          (0.79)       (1.28)       (2.57)
                                                ---------      ---------       ---------       ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                  $   11.77      $   11.36       $   13.58       $   15.46    $   17.82    $   19.40
                                                =========      =========       =========       =========    =========    =========
     TOTAL RETURN                                    6.35% +      (14.36%)        (10.19%)         (9.33%)      (1.65%)      14.25%
Net assets, end of period (000's)               $ 135,385      $ 136,628       $ 174,739       $ 201,965    $ 258,158    $ 254,454
Ratio of expenses to average net assets              0.81% (A)      0.81%           0.85%           0.86%        0.87%        0.87%
Ratio of net investment income to average
net assets                                           1.92% (A)      2.12%           2.09%           1.76%        2.98%        2.71%
Portfolio turnover rate                               139% (A)       153%            236%            132%         215%         199%

                                                       BALANCED TRUST
                                                ----------------------------
                                                         SERIES II
                                                ----------------------------
                                                SIX MONTHS
                                                   ENDED        1/28/2002*
                                                6/30/2003(!)        TO
                                                (UNAUDITED)    12/31/2002(!)
                                                ------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    11.35      $   13.46
Income from investment operations:
     Net investment income                            0.09           0.19
     Net realized and unrealized gain (loss
     on investments and foreign currency
     transactions                                     0.60          (1.99)
                                                ----------      ---------
     Total from investment operations                 0.69          (1.80)
                                                ----------      ---------
Less distributions:
     Dividends from net investment income            (0.30)         (0.31)
     Distributions from capital gains                    -              -
                                                ----------      ---------
     Total distributions                             (0.30)         (0.31)
                                                ----------      ---------
NET ASSET VALUE, END OF PERIOD                  $    11.74      $   11.35
                                                ==========      =========
     TOTAL RETURN                                     6.30% +      (13.67%) +
Net assets, end of period (000's)               $   11,941      $   6,303
Ratio of expenses to average net assets               1.01% (A)      1.01% (A)
Ratio of net investment income to average
net assets                                            1.67% (A)      1.84% (A)
Portfolio turnover rate                                139% (A)       153% (A)

(!) Net investment income has been calculated using the average shares method.

 *       Commencement of operations

 +       Not Annualized

(A)      Annualized

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                     GLOBAL ALLOCATION TRUST
                                                             (FORMERLY, TACTICAL ALLOCATION TRUST)
                                              -------------------------------------------------------------------
                                                                            SERIES I
                                              -------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED               YEARS ENDED DECEMBER 31,         5/1/2000*
                                              6/30/2003(!)        ---------------------------           TO
                                              (UNAUDITED)           2002(!)          2001(!)        12/31/2000(!)
                                              -----------         ----------       ----------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD          $     7.71          $    10.04       $    11.67       $    12.50
Income from investment operations:
     Net investment income                          0.03                0.04             0.01             0.15
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                          0.78               (2.37)           (1.57)           (0.55)
                                              ----------          ----------       ----------       ----------
     Total from investment operations               0.81               (2.33)           (1.56)           (0.40)
                                              ----------          ----------       ----------       ----------
Less distributions:
     Dividends from net investment income          (0.04)                  -#           (0.01)           (0.15)
     Distributions from capital gains                  -                   -            (0.06)           (0.28)
                                              ----------          ----------       ----------       ----------
     Total distributions                           (0.04)                  -#           (0.07)           (0.43)
                                              ----------          ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                $     8.48          $     7.71       $    10.04       $    11.67
                                              ==========          ==========       ==========       ==========
      TOTAL RETURN                                 10.52% +           (23.21%)         (13.38%)          (3.20%) +
Net assets, end of period (000's)             $   53,936          $   57,408       $   73,714       $   43,263
Ratio of expenses to average net assets             1.14% (A)           1.18%            1.30%            1.33% (A)
Ratio of net investment income to
average net assets                                  0.83% (A)           0.44%            0.11%            1.74% (A)
Portfolio turnover rate                              196% (A)             18%              25%             133% (A)

                                                 GLOBAL ALLOCATION TRUST
                                          (FORMERLY, TACTICAL ALLOCATION TRUST)
                                          -------------------------------------
                                                      SERIES II
                                            ---------------------------------
                                            SIX MONTHS
                                               ENDED             1/28/2002*
                                            6/30/2003(!)             TO
                                            (UNAUDITED)         12/31/2002(!)
                                            -----------         -------------
NET ASSET VALUE, BEGINNING OF PERIOD        $     7.70          $     9.91
Income from investment operations:
     Net investment income                        0.03                0.04
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                        0.78               (2.25)
                                            ----------          ----------
     Total from investment operations             0.81               (2.21)
                                            ----------          ----------
Less distributions:
     Dividends from net investment income        (0.05)                  -#
     Distributions from capital gains                -                   -
                                            ----------          ----------
     Total distributions                         (0.05)                  -#
                                            ----------          ----------
NET ASSET VALUE, END OF PERIOD              $     8.46          $     7.70
                                            ==========          ==========
      TOTAL RETURN                               10.53% +           (22.30%) +
Net assets, end of period (000's)           $    8,396          $    5,364
Ratio of expenses to average net assets           1.34% (A)           1.38% (A)
Ratio of net investment income to
average net assets                                0.67% (A)           0.51% (A)
Portfolio turnover rate                            196% (A)             18% (A)

                                                                               HIGH YIELD TRUST
                                              ----------------------------------------------------------------------------------
                                                                                   SERIES I
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                             YEARS ENDED DECEMBER 31,
                                              6/30/2003(!)    ------------------------------------------------------------------
                                              (UNAUDITED)       2002(!)       2001(!)       2000(!)        1999          1998
                                              ------------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $     8.50      $     9.88    $    11.65    $    12.83    $    12.92    $    13.56
Income from investment operations:
     Net investment income                          0.33            0.75          1.06          1.26          1.14          0.91
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                          0.88           (1.37)        (1.64)        (2.40)        (0.12)        (0.53)
                                              ----------      ----------    ----------    ----------    ----------    ----------
     Total from investment operations               1.21           (0.62)        (0.58)        (1.14)         1.02          0.38
                                              ----------      ----------    ----------    ----------    ----------    ----------
Less distributions:
     Dividends from net investment income          (0.52)          (0.76)        (1.19)        (0.04)        (1.11)        (0.89)
     Distributions from capital gains                  -               -             -             -             -         (0.13)
                                              ----------      ----------    ----------    ----------    ----------    ----------
     Total distributions                           (0.52)          (0.76)        (1.19)        (0.04)        (1.11)        (1.02)
                                              ----------      ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                $     9.19      $     8.50    $     9.88    $    11.65    $    12.83    $    12.92
                                              ==========      ==========    ==========    ==========    ==========    ==========
     TOTAL RETURN                                  14.67% +       (6.65%)       (5.48%)       (8.97%)        8.00%         2.78%
Net assets, end of period (000's)             $  525,344      $  336,640    $  323,309    $  238,207    $  241,054    $  192,354
Ratio of expenses to average net assets             0.83% (A)       0.84%         0.84%         0.84%         0.84%         0.84%
Ratio of net investment income to average
net assets                                          7.60% (A)       8.55%        10.10%        10.15%         8.59%         8.34%
Portfolio turnover rate                              112% (A)         53%           64%           57%           62%           94%

                                                      HIGH YIELD TRUST
                                              ---------------------------------
                                                          SERIES II
                                              ---------------------------------
                                              SIX MONTHS
                                                 ENDED             1/28/2002*
                                              6/30/2003(!)             TO
                                              (UNAUDITED)         12/31/2002(!)
                                              ------------        -------------
NET ASSET VALUE, BEGINNING OF PERIOD          $     8.49          $     9.95
Income from investment operations:
     Net investment income                          0.33                0.47
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                          0.88               (1.17)
                                              ----------          ----------
     Total from investment operations               1.21               (0.70)
                                              ----------          ----------
Less distributions:
     Dividends from net investment income          (0.53)              (0.76)
     Distributions from capital gains                  -                   -
                                              ----------          ----------
     Total distributions                           (0.53)              (0.76)
                                              ----------          ----------
NET ASSET VALUE, END OF PERIOD                $     9.17          $     8.49
                                              ==========          ==========
     TOTAL RETURN                                  14.65% +            (7.42%) +
Net assets, end of period (000's)             $  170,696          $   50,127
Ratio of expenses to average net assets             1.03% (A)           1.04% (A)
Ratio of net investment income to average
net assets                                          7.56% (A)           6.18% (A)
Portfolio turnover rate                              112% (A)             53%

(!) Net investment income has been calculated using the average shares method.

 *       Commencement of operations

 #       Amount is less than $.01 per share.

 +       Not Annualized

(A)      Annualized

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                          STRATEGIC BOND TRUST
                                           ----------------------------------------------------------------------------------
                                                                                SERIES I
                                           ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                             YEARS ENDED DECEMBER 31,
                                            6/30/2003(!)    -----------------------------------------------------------------
                                            (UNAUDITED)      2002(!)      2001(!)       2000(!)        1999          1998
                                           -------------    ---------   -----------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD       $     10.89      $   10.74   $     10.92   $     11.14   $     11.72   $     12.38
Income from investment operations:
     Net investment income                        0.33           0.71          0.73          0.87          1.00          0.76
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                        0.71           0.21         (0.07)        (0.11)        (0.75)        (0.59)
                                           -----------      ---------   -----------   -----------   -----------   -----------
     Total from investment operations             1.04           0.92          0.66          0.76          0.25          0.17
                                           -----------      ---------   -----------   -----------   -----------   -----------
Less distributions:
     Dividends from net investment income        (0.54)         (0.77)        (0.84)        (0.98)        (0.83)        (0.71)
     Distributions from capital gains                -              -             -             -             -         (0.12)
                                           -----------      ---------   -----------   -----------   -----------   -----------
     Total distributions                         (0.54)         (0.77)        (0.84)        (0.98)        (0.83)        (0.83)
                                           -----------      ---------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD             $     11.39      $   10.89   $     10.74   $     10.92   $     11.14   $     11.72
                                           ===========      =========   ===========   ===========   ===========   ===========
     TOTAL RETURN                                 9.84% +        8.96%         6.24%         7.28%         2.22%         1.31%
Net assets, end of period (000's)          $   434,581      $ 406,972   $   302,499   $   333,293   $   368,380   $   443,414
Ratio of expenses to average net assets           0.86% (A)      0.86%         0.86%         0.87%         0.87%         0.85%
Ratio of net investment income to
average net assets                                5.89% (A)      6.78%         6.85%         8.15%         8.15%         7.59%
Portfolio turnover rate                             83% (A)        86%           85%          175%          107%          209%

                                                         STRATEGIC BOND TRUST
                                                  ----------------------------------
                                                              SERIES II
                                                  ----------------------------------
                                                   SIX MONTHS
                                                      ENDED             1/28/2002*
                                                   6/30/2003(!)             TO
                                                   (UNAUDITED)         12/31/2002(!)
                                                  -------------        -------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     10.88          $     10.88
Income from investment operations:
     Net investment income                               0.30                 0.60
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                               0.73                 0.17
                                                  -----------          -----------
     Total from investment operations                    1.03                 0.77
                                                  -----------          -----------
Less distributions:
     Dividends from net investment income               (0.55)               (0.77)
     Distributions from capital gains                       -                    -
                                                  -----------          -----------
     Total distributions                                (0.55)               (0.77)
                                                  -----------          -----------
NET ASSET VALUE, END OF PERIOD                    $     11.36          $     10.88
                                                  ===========          ===========
     TOTAL RETURN                                        9.74% +              7.46% +
NET ASSETS, end of period (000's)                 $    91,352          $    42,538
Ratio of expenses to average net assets                  1.06% (A)            1.06% (A)
Ratio of net investment income to average
net assets                                               5.55% (A)            6.18% (A)
Portfolio turnover rate                                    83% (A)              86% (A)

                                                                          GLOBAL BOND TRUST
                                              -------------------------------------------------------------------------
                                                                               SERIES I
                                              -------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                        YEARS ENDED DECEMBER 31,
                                              6/30/2003(!)   ----------------------------------------------------------
                                              (UNAUDITED)      2002(!)     2001(!)     2000(!)     1999         1998
                                              ------------   ---------   ---------   ---------   ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $   13.79      $   11.48   $   11.42   $   11.60   $   13.73    $   14.07
Income from investment operations:
     Net investment income                         0.19           0.40        0.38        0.51        0.67         0.81
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                         0.88           1.91       (0.32)      (0.33)      (1.55)        0.20
                                              ---------      ---------   ---------   ---------   ---------    ---------
     Total from investment operations              1.07           2.31        0.06        0.18       (0.88)        1.01
                                              ---------      ---------   ---------   ---------   ---------    ---------
Less distributions:

     Dividends from net investment income         (0.51)             -           -       (0.36)      (1.25)       (0.95)
     Distributions from capital gains                 -              -           -           -           -        (0.40)
                                              ---------      ---------   ---------   ---------   ---------    ---------
     Total distributions                          (0.51)             -           -       (0.36)      (1.25)       (1.35)
                                              ---------      ---------   ---------   ---------   ---------    ---------
NET ASSET VALUE, END OF PERIOD                $   14.35      $   13.79   $   11.48   $   11.42   $   11.60    $   13.73
                                              =========      =========   =========   =========   =========    =========
     TOTAL RETURN                                  7.95% +       20.12%       0.53%       1.68%      (6.67%)       7.61%
Net assets, end of period (000's)             $ 215,301      $ 181,728   $  96,534   $ 116,370   $ 145,992    $ 196,990
Ratio of expenses to average net assets            0.89% (A)      0.92%       1.02%       1.00%       0.98%        0.94%
Ratio of net investment income to average
net assets                                         2.75% (A)      3.20%       3.29%       4.61%       4.38%        5.46%
Portfolio turnover rate                             407% (A)       439%        527%        644%        471%         140%

                                                      GLOBAL BOND TRUST
                                              ----------------------------------
                                                          SERIES II
                                              ----------------------------------
                                              SIX MONTHS
                                                 ENDED              1/28/2002*
                                              6/30/2003(!)             TO
                                              (UNAUDITED)          12/31/2002(!)
                                              ------------         -------------
NET ASSET VALUE, BEGINNING OF PERIOD          $     13.77          $     11.36
Income from investment operations:
     Net investment income                           0.17                 0.37
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                           0.90                 2.04
                                              -----------          -----------
     Total from investment operations                1.07                 2.41
                                              -----------          -----------
Less distributions:
     Dividends from net investment income           (0.51)                   -
     Distributions from capital gains                   -                    -
                                              -----------          -----------
     Total distributions                            (0.51)                   -
                                              -----------          -----------
NET ASSET VALUE, END OF PERIOD                $     14.33          $     13.77
                                              ===========          ===========
     TOTAL RETURN                                    8.01% +             21.21% +
Net assets, end of period (000's)             $    53,844          $    21,820
Ratio of expenses to average net assets              1.09% (A)            1.12% (A)
Ratio of net investment income to average
net assets                                           2.38% (A)            3.07% (A)
Portfolio turnover rate                               407% (A)             439% (A)

(!) Net investment income has been calculated using the average shares method.

 *       Commencement of operations

 +       Not Annualized

(A)      Annualized

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                        DIVERSIFIED BOND TRUST
                                           -------------------------------------------------------------------------------
                                                                               SERIES I
                                           -------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                           YEARS ENDED DECEMBER 31,
                                           6/30/2003(!)    ---------------------------------------------------------------
                                           (UNAUDITED)       2002(!)      2001(!)      2000(!)      1999          1998
                                           ------------    ----------   ----------   ----------   ----------    ----------
NET  ASSET VALUE, BEGINNING OF PERIOD      $    10.89      $    10.59   $    10.47   $    10.82   $    11.83    $    11.78
Income from investment operations:
     Net investment income                       0.20            0.53         0.57         0.66         0.56          0.51
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                       0.28            0.24         0.14         0.34        (0.46)         0.69
                                           ----------      ----------   ----------   ----------   ----------    ----------
     Total from investment operations            0.48            0.77         0.71         1.00         0.10          1.20
                                           ----------      ----------   ----------   ----------   ----------    ----------
Less distributions:
     Dividends from net investment income       (0.52)          (0.47)       (0.59)       (0.58)       (0.49)        (0.55)
     Distributions from capital gains               -               -            -        (0.77)       (0.62)        (0.60)
                                           ----------      ----------   ----------   ----------   ----------    ----------
     Total distributions                        (0.52)          (0.47)       (0.59)       (1.35)       (1.11)        (1.15)
                                           ----------      ----------   ----------   ----------   ----------    ----------
NET ASSET VALUE, END OF PERIOD             $    10.85      $    10.89   $    10.59   $    10.47   $    10.82    $    11.83
                                           ==========      ==========   ==========   ==========   ==========    ==========
     TOTAL RETURN                                4.51% +         7.61%        7.09%       10.32%        0.72%        10.68%
Net assets, end of period (000's)          $  333,858      $  329,804   $  286,742   $  212,462   $  218,868    $  196,800
Ratio of expenses to average net assets          0.83% (A)       0.82%        0.82%        0.81%        0.84%         0.89%
Ratio of net investment income to average
net assets                                       3.79% (A)       5.03%        5.40%        6.50%        5.18%         4.03%
Portfolio turnover rate                           167% (A)         83%         140%          76%         173%          125%

                                                    DIVERSIFIED BOND TRUST
                                              ---------------------------------
                                                          SERIES II
                                              ---------------------------------
                                              SIX MONTHS
                                                 ENDED            1/28/2002*
                                              6/30/2003(!)             TO
                                              (UNAUDITED)         12/31/2002(!)
                                              ------------        -------------
NET  ASSET VALUE, BEGINNING OF PERIOD         $    10.88          $    10.62
Income from investment operations:
     Net investment income                          0.18                0.44
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                          0.29                0.29
                                              ----------          ----------
     Total from investment operations               0.47                0.73
                                              ----------          ----------
Less distributions:
     Dividends from net investment income          (0.52)              (0.47)
     Distributions from capital gains                  -                   -
                                              ----------          ----------
     Total distributions                           (0.52)              (0.47)
                                              ----------          ----------
NET ASSET VALUE, END OF PERIOD                $    10.83          $    10.88
                                              ==========          ==========
     TOTAL RETURN                                   4.49% +             7.21% +
Net assets, end of period (000's)             $   49,835          $   25,249
Ratio of expenses to average net assets             1.03% (A)           1.02% (A)
Ratio of net investment income to average
net assets                                          3.44% (A)           4.52% (A)
Portfolio turnover rate                              167% (A)             83% (A)

                                                                        INVESTMENT QUALITY BOND TRUST
                                            -------------------------------------------------------------------------------------
                                                                                  SERIES I
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                               YEARS ENDED DECEMBER 31,
                                            6/30/2003(!)     --------------------------------------------------------------------
                                            (UNAUDITED)        2002(!)       2001(!)       2000(!)        1999           1998
                                            ------------     -----------   -----------   -----------   -----------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD       $     12.33      $     11.85   $     11.74   $     11.60   $     12.46    $     12.13
Income from investment operations:
     Net investment income                         0.30             0.67          0.74          0.79          0.81           0.62
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                         0.49             0.45          0.09          0.24         (1.02)          0.40
                                            -----------      -----------   -----------   -----------   -----------    -----------
     Total from investment operations              0.79             1.12          0.83          1.03         (0.21)          1.02
                                            -----------      -----------   -----------   -----------   -----------    -----------
Less distributions:
     Dividends from net investment income         (0.62)           (0.64)        (0.72)        (0.89)        (0.65)         (0.69)
                                            -----------      -----------   -----------   -----------   -----------    -----------
     Total distributions                          (0.62)           (0.64)        (0.72)        (0.89)        (0.65)         (0.69)
                                            -----------      -----------   -----------   -----------   -----------    -----------
NET ASSET VALUE, END OF PERIOD              $     12.50      $     12.33   $     11.85   $     11.74   $     11.60    $     12.46
                                            ===========      ===========   ===========   ===========   ===========    ===========
     TOTAL RETURN                                  6.64% +          9.94%         7.33%         9.40%        (1.79%)         8.73%
Net assets, end of period (000's)           $   469,894      $   469,334   $   407,652   $   282,725   $   288,594    $   312,111
Ratio of expenses to average net assets            0.74% (A)        0.74%         0.74%         0.73%         0.77%          0.72%
Ratio of net investment income to average
net assets                                         4.89% (A)        5.71%         6.28%         6.95%         6.79%          6.89%
Portfolio turnover rate                              74% (A)          46%           50%           35%           36%            41%

                                               INVESTMENT QUALITY BOND TRUST
                                              -------------------------------
                                                         SERIES II
                                              -------------------------------
                                              SIX MONTHS
                                                 ENDED           1/28/2002*
                                              6/30/2003(!)           TO
                                              (UNAUDITED)       12/31/2002(!)
                                              -----------       -------------
NET  ASSET VALUE, BEGINNING OF PERIOD         $     12.32       $     11.94
Income from investment operations:
     Net investment income                           0.28              0.56
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                           0.51              0.46
                                              -----------       -----------
     Total from investment operations                0.79              1.02
                                              -----------       -----------
Less distributions:
     Dividends from net investment income           (0.63)            (0.64)
                                              -----------       -----------
     Total distributions                            (0.63)            (0.64)
                                              -----------       -----------
NET ASSET VALUE, END OF PERIOD                $     12.48       $     12.32
                                              ===========       ===========
     TOTAL RETURN                                    6.64% +           9.02% +
Net assets, end of period (000's)             $    72,596       $    38,021
Ratio of expenses to average net assets              0.94% (A)         0.94% (A)
Ratio of net investment income to average
net assets                                           4.57% (A)         5.07% (A)
Portfolio turnover rate                                74% (A)           46% (A)



(!) Net investment income has been calculated using the average shares method.

 *       Commencement of operations

 #       Amount is less than $.01 per share.

 +       Not Annualized

(A)      Annualized

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                   TOTAL RETURN TRUST
                                                       --------------------------------------------------------------------------
                                                                                        SERIES I
                                                       --------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED              YEARS ENDED DECEMBER 31,             05/01/1999*
                                                         6/30/2003(!)   ---------------------------------------         TO
                                                         (UNAUDITED)      2002(!)       2001(!)       2000(!)       12/31/1999
                                                       ---------------  -----------   -----------   -----------   ---------------
NET  ASSET VALUE, BEGINNING OF PERIOD                  $     14.43      $     13.88   $     13.33   $     12.37   $     12.50
Income from investment operations:
   Net investment income                                      0.19             0.49          0.61          0.79          0.35
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions              0.48             0.78          0.51          0.48         (0.48)
                                                       -----------      -----------   -----------   -----------   -----------
   Total from investment operations                           0.67             1.27          1.12          1.27         (0.13)
                                                       -----------      -----------   -----------   -----------   -----------
Less distributions:
   Dividends from net investment income                      (0.40)           (0.42)        (0.57)        (0.31)            -
   Distributions from capital gains                          (0.52)           (0.30)            -             -             -
                                                       -----------      -----------   -----------   -----------   -----------
   Total distributions                                       (0.92)           (0.72)        (0.57)        (0.31)            -
                                                       -----------      -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                         $     14.18      $     14.43   $     13.88   $     13.33   $     12.37
                                                       ===========      ===========   ===========   ===========   ===========
   TOTAL RETURN                                               4.80%+           9.52%         8.28%        10.49%        (1.04%)+
Net assets, end of period (000's)                      $ 1,090,911      $ 1,072,629   $   736,472   $   387,647   $   240,016
Ratio of expenses to average net assets                       0.82%(A)         0.81%         0.83%         0.84%         0.84%(A)
Ratio of net investment income to average net assets          2.63%(A)         3.53%         4.52%         6.23%         5.72%(A)
Portfolio turnover rate                                        359%(A)          381%          439%          551%           95%(A)

                                                              TOTAL RETURN TRUST
                                                       --------------------------------
                                                                  SERIES II
                                                       --------------------------------
                                                         SIX MONTHS
                                                            ENDED         1/28/2002*
                                                         6/30/2003(!)         TO
                                                         (UNAUDITED)     12/31/2002(!)
                                                       ---------------  ---------------
NET  ASSET VALUE, BEGINNING OF PERIOD                  $     14.42      $     14.00
Income from investment operations:
   Net investment income                                      0.16             0.36
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions              0.50             0.78
                                                       -----------      -----------
   Total from investment operations                           0.66             1.14
                                                       -----------      -----------
Less distributions:
   Dividends from net investment income                      (0.41)           (0.42)
   Distributions from capital gains                          (0.52)           (0.30)
                                                       -----------      -----------
   Total distributions                                       (0.93)           (0.72)
                                                       -----------      -----------
NET ASSET VALUE, END OF PERIOD                         $     14.15      $     14.42
                                                       ===========      ===========
   TOTAL RETURN                                               4.73%+           8.51%+
Net assets, end of period (000's)                      $   385,897      $   218,354
Ratio of expenses to average net assets                       1.02%(A)         1.01%(A)
Ratio of net investment income to average net assets          2.28%(A)         2.78%(A)
Portfolio turnover rate                                        359%(A)          381%(A)

                                                             REAL RETURN BOND TRUST
                                                       ----------------------------------
                                                           SERIES I         SERIES II
                                                       ----------------  ----------------
                                                           5/5/2003*        5/5/2003*
                                                              TO                TO
                                                         6/30/2003(!)      6/30/2003(!)
                                                         (UNAUDITED)       (UNAUDITED)
                                                       ----------------  ----------------
NET  ASSET VALUE, BEGINNING OF PERIOD                  $      12.50      $      12.50
Income from investment operations:
   Net investment income                                       0.05              0.04
   Net realized and unrealized gain on investments
   and foreign currency transactions                           0.37              0.38
                                                       ------------      ------------
   Total from investment operations                            0.42              0.42
                                                       ------------      ------------
NET ASSET VALUE, END OF PERIOD                         $      12.92      $      12.92
                                                       ============      ============
   TOTAL RETURN                                                3.36%+            3.36%+
Net assets, end of period (000's)                      $    105,568      $     55,618
Ratio of expenses to average net assets                        0.81%(A)          1.02%(A)
Ratio of net investment income to average net assets           2.37%(A)          2.23%(A)
Portfolio turnover rate                                         971%(A)           971%(A)

(!)   Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                      U.S. GOVERNMENT SECURITIES TRUST
                                           --------------------------------------------------------------------------------------
                                                                                  SERIES I
                                           --------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                        YEARS ENDED DECEMBER 31,
                                             6/30/2003(!)   ---------------------------------------------------------------------
                                             (UNAUDITED)      2002(!)       2001(!)       2000(!)         1999           1998
                                           ---------------  ------------  ------------  ------------  -------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     14.22      $     13.72   $     13.57   $     13.24   $     13.82    $     13.50
Income from investment operations:
   Net investment income                          0.19             0.54          0.69          0.85          0.74           0.79
   Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                          0.05             0.52          0.23          0.50         (0.77)          0.18
                                           -----------      -----------   -----------   -----------   -----------    -----------
   Total from investment operations               0.24             1.06          0.92          1.35         (0.03)          0.97
                                           -----------      -----------   -----------   -----------   -----------    -----------
Less distributions:
   Dividends from net investment income          (0.45)           (0.56)        (0.77)        (1.02)        (0.55)         (0.65)
                                           -----------      -----------   -----------   -----------   -----------    -----------
   Total distributions                           (0.45)           (0.56)        (0.77)        (1.02)        (0.55)         (0.65)
                                           -----------      -----------   -----------   -----------   -----------    -----------
NET ASSET VALUE, END OF PERIOD             $     14.01      $     14.22   $     13.72   $     13.57   $     13.24    $     13.82
                                           ===========      ===========   ===========   ===========   ===========    ===========
   TOTAL RETURN                                   1.73%+           7.99%         7.03%        10.87%        (0.23%)         7.49%
Net assets, end of period (000's)          $   636,508      $   707,709   $   558,392   $   333,163   $   363,269    $   363,615
Ratio of expenses to average net assets           0.73%(A)         0.74%         0.71%         0.72%         0.72%          0.72%
Ratio of net investment income to average
net assets                                        2.76%(A)         3.88%         5.10%         6.56%         6.03%          5.92%
Portfolio turnover rate                              4%(A)           19%           41%           58%           40%           287%

                                                       U.S. GOVERNMENT SECURITIES TRUST
                                                       --------------------------------
                                                                  SERIES II
                                                       --------------------------------
                                                         SIX MONTHS
                                                            ENDED         1/28/2002*
                                                         6/30/2003(!)         TO
                                                         (UNAUDITED)     12/31/2002(!)
                                                       ---------------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     14.21      $     13.77
Income from investment operations:
   Net investment income                                      0.17             0.39
   Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                                      0.07             0.61
                                                       -----------      -----------
   Total from investment operations                           0.24             1.00
                                                       -----------      -----------
Less distributions:
   Dividends from net investment income                      (0.46)           (0.56)
                                                       -----------      -----------
   Total distributions                                       (0.46)           (0.56)
                                                       -----------      -----------
NET ASSET VALUE, END OF PERIOD                         $     13.99      $     14.21
                                                       ===========      ===========
   TOTAL RETURN                                               1.74%+           7.53%+
Net assets, end of period (000's)                      $   215,009      $   128,200
Ratio of expenses to average net assets                       0.93%(A)         0.94%(A)
Ratio of net investment income to average
net assets                                                    2.48%(A)         3.04%(A)
Portfolio turnover rate                                          4%(A)           19%(A)

                                                                           MONEY MARKET TRUST
                                         -------------------------------------------------------------------------------------
                                                                                SERIES I
                                         -------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                              YEARS ENDED DECEMBER 31,
                                          6/30/2003(!)    --------------------------------------------------------------------
                                           (UNAUDITED)       2002(!)      2001(!)       2000(!)         1999          1998
                                         ---------------  ------------  ------------  ------------  ------------  ------------
NET  ASSET VALUE, BEGINNING OF PERIOD    $     10.00      $     10.00   $     10.00   $     10.00   $     10.00   $     10.00
Income from investment operations:
   Net investment income                        0.03             0.12          0.34          0.57          0.45          0.50
                                         -----------      -----------   -----------   -----------   -----------   -----------
   Total from investment operations             0.03             0.12          0.34          0.57          0.45          0.50
                                         -----------      -----------   -----------   -----------   -----------   -----------
Less distributions:
   Dividends from net investment income        (0.03)           (0.12)        (0.34)        (0.57)        (0.45)        (0.50)
                                         -----------      -----------   -----------   -----------   -----------   -----------
   Total distributions                         (0.03)           (0.12)        (0.34)        (0.57)        (0.45)        (0.50)
                                         -----------      -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD           $     10.00      $     10.00   $     10.00   $     10.00   $     10.00   $     10.00
                                         ===========      ===========   ===========   ===========   ===========   ===========
   TOTAL RETURN                                 0.34%+           1.18%         3.59%         5.88%         4.60%         5.03%
Net assets, end of period (000's)        $ 1,270,769      $ 1,415,874   $ 1,484,694   $   950,155   $ 1,084,859   $   609,837
Ratio of expenses to average net assets         0.55%(A)         0.55%         0.55%         0.54%         0.55%         0.55%
Ratio of net investment income to
average net assets                              0.68%(A)         1.17%         3.38%         5.71%         4.54%         4.94%

                                                MONEY MARKET TRUST
                                         --------------------------------
                                                    SERIES II
                                         --------------------------------
                                           SIX MONTHS
                                              ENDED         1/28/2002*
                                          6/30/2003(!)          TO
                                           (UNAUDITED)     12/31/2002(!)
                                         ---------------  ---------------
NET  ASSET VALUE, BEGINNING OF PERIOD    $     10.00      $     10.00
Income from investment operations:
   Net investment income                        0.02             0.08
                                         -----------      -----------
   Total from investment operations             0.02             0.08
                                         -----------      -----------
Less distributions:
   Dividends from net investment income        (0.02)           (0.08)
                                         -----------      -----------
   Total distributions                            (0)           (0.08)
                                         -----------      -----------
NET ASSET VALUE, END OF PERIOD           $     10.00      $     10.00
                                         ===========      ===========
   TOTAL RETURN                                 0.24%+           0.89%+
Net assets, end of period (000's)        $   228,044      $   201,613
Ratio of expenses to average net assets         0.75%(A)         0.75%(A)
Ratio of net investment income to
average net assets                              0.48%(A)         0.91%(A)

(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                             SMALL CAP INDEX TRUST
                                           ----------------------------------------------------------------------------------------
                                                                   SERIES I                                     SERIES II
                                           ---------------------------------------------------------  -----------------------------
                                             SIX MONTHS                                                SIX MONTHS
                                               ENDED        YEARS ENDED DECEMBER 31,    5/1/2000*         ENDED        1/28/2002*
                                            6/30/2003(!)   -------------------------       TO          6/30/2003(!)        TO
                                            (UNAUDITED)      2002(!)       2001(!)    12/31/2000(!)    (UNAUDITED)    12/31/2002(!)
                                           --------------  ------------  -----------  --------------  -------------  --------------
NET  ASSET VALUE, BEGINNING OF PERIOD      $     8.78      $    11.28    $    11.29   $    12.50      $    8.78      $    11.07
Income from investment operations:
   Net investment income                         0.04            0.10          0.20         0.46           0.03            0.07
   Net realized and unrealized loss on
   investments and foreign currency
   transactions                                  1.48           (2.52)        (0.03)       (1.26)          1.47           (2.28)
                                           ----------      ----------    ----------   ----------      ---------      ----------
   Total from investment operations              1.52           (2.42)         0.17        (0.80)          1.50           (2.21)
                                           ----------      ----------    ----------   ----------      ---------      ----------
Less distributions:
   Dividends from net investment income             -           (0.08)        (0.18)       (0.41)             -           (0.08)
                                           ----------      ----------    ----------   ----------      ---------      ----------
   Total distributions                              -           (0.08)        (0.18)       (0.41)             -           (0.08)
                                           ----------      ----------    ----------   ----------      ---------      ----------
NET ASSET VALUE, END OF PERIOD             $    10.30      $     8.78    $    11.28   $    11.29      $   10.28      $     8.78
                                           ==========      ==========    ==========   ==========      =========      ==========
   TOTAL RETURN (B)                             17.31%+        (21.47%)        1.50%       (6.38%)+       17.08%+        (19.95%)+
Net assets, end of period (000's)          $   78,954      $   59,161    $   50,280   $   34,825      $  18,663      $    9,714
Ratio of expenses to average net assets          0.58%(A)        0.59%         0.60%        0.65%(A)       0.78%(A)        0.79%(A)
Ratio of expenses to average net assets
after expense reductions                         0.58%(A)        0.59%         0.60%        0.60%(A)       0.78%(A)        0.79%(A)
Ratio of net investment income to average
net assets                                       0.89%(A)        1.05%         1.87%        5.63%(A)       0.70%(A)        0.87%(A)
Portfolio turnover rate                            22%(A)          57%           32%           1%(A)         22%(A)          57%(A)

                                                                          INTERNATIONAL INDEX TRUST
                                           ----------------------------------------------------------------------------------------
                                                                   SERIES I                                     SERIES II
                                           ---------------------------------------------------------  -----------------------------
                                             SIX MONTHS                                                SIX MONTHS
                                               ENDED        YEARS ENDED DECEMBER 31,    5/1/2000*         ENDED        1/28/2002*
                                            6/30/2003(!)   -------------------------        TO         6/30/2003(!)        TO
                                            (UNAUDITED)      2002(!)       2001(!)    12/31/2000(!)    (UNAUDITED)    12/31/2002(!)
                                           --------------  ------------  -----------  --------------  -------------  --------------
NET  ASSET VALUE, BEGINNING OF PERIOD      $     6.96      $     8.52    $   11.11    $    12.50      $    6.96      $     8.15
Income from investment operations:
   Net investment income                         0.10            0.12         0.12          0.09           0.10            0.05
   Net realized and unrealized loss
   on investments and foreign currency
   transactions                                  0.43           (1.58)       (2.61)        (1.32)          0.44           (1.14)
                                           ----------      ----------    ----------   ----------      ---------      ----------
   Total from investment operations              0.53           (1.46)       (2.49)        (1.23)          0.54           (1.09)
                                           ----------      ----------    ----------   ----------      ---------      ----------
Less distributions:
   Dividends from net investment income             -#          (0.10)       (0.10)        (0.16)         (0.01)          (0.10)
                                           ----------      ----------    ----------   ----------      ---------      ----------
   Total distributions                              -#          (0.10)       (0.10)        (0.16)         (0.01)          (0.10)
                                           ----------      ----------    ----------   ----------      ---------      ----------
NET ASSET VALUE, END OF PERIOD             $     7.49      $     6.96    $    8.52    $    11.11      $    7.49      $     6.96
                                           ==========      ==========    ==========   ==========      =========      ==========
   TOTAL RETURN (C)                              7.63%+        (17.15%)     (22.41%)       (9.84%)+       7.71%+         (13.35%)+
Net assets, end of period (000's)          $   57,854      $   50,675    $  49,673    $   49,180      $  10,218      $    5,338
Ratio of expenses to average net assets          0.61%(A)        0.62%        0.62%         0.65%(A)       0.81%(A)        0.82%(A)
Ratio of expenses to average net assets
after expense reductions                         0.60%(A)        0.60%        0.60%         0.60%(A)       0.80%(A)        0.80%(A)
Ratio of net investment income to average
net assets                                       2.85%(A)        1.57%        1.25%         1.17%(A)       2.88%(A)        0.81%(A)
Portfolio turnover rate                            26%(A)           7%          12%            8%(A)         26%(A)           7%(A)

(!)   Net investment income has been calculated using the average shares method.

*     Commencement of operations

#     Amount is less than $.01 per share.

+     Not Annualized

(A)   Annualized

(B) The total return for the period ended December 31, 2000 for Series I would have been lower, had operating expenses not been reduced.

(C) The total return for the six months ended June 30, 2003, the years ended 2002, 2001 and the period ended December 31, 2000 for Series I and for the six months ended June 30, 2003 and the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                    MID CAP INDEX TRUST
                                                                  -------------------------------------------------------
                                                                                          SERIES I
                                                                  -------------------------------------------------------
                                                                    SIX MONTHS
                                                                      ENDED       YEARS ENDED DECEMBER 31,    5/1/2000*
                                                                   6/30/2003(!)   ------------------------      TO
                                                                   (UNAUDITED)      2002(!)       2001(!)   12/31/2000(!)
                                                                  -------------   ----------    ----------  -------------
NET  ASSET VALUE, BEGINNING OF PERIOD                             $   10.82        $ 12.82      $ 13.11     $  12.50
Income from investment operations:
  Net investment income                                                0.04           0.07         0.11         0.10
  Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                    1.26          (2.01)       (0.32)        0.77
                                                                  ---------        -------      -------     --------
  Total from investment operations                                     1.30          (1.94)       (0.21)        0.87
                                                                  ---------        -------      -------     --------
Less distributions:
  Dividends from net investment income                                    -          (0.06)       (0.08)       (0.08)
  Distributions from capital gains                                        -              -            -        (0.18)
                                                                  ---------        -------      -------     --------
  Total distributions                                                     -          (0.06)       (0.08)       (0.26)
                                                                  ---------        -------      -------     --------
NET ASSET VALUE, END OF PERIOD                                    $   12.12        $ 10.82      $ 12.82     $  13.11
                                                                  =========        =======      =======     ========
  TOTAL RETURN (B)                                                    12.01% +      (15.16%)      (1.73%)       7.15% +
Net assets, end of period (000's)                                 $ 101,149        $87,282      $58,197     $ 32,007
Ratio of expenses to average net assets                                0.58% (A)      0.58%        0.60%        0.69% (A)
Ratio of expenses to average net assets after expense reductions       0.58% (A)      0.58%        0.60%        0.60% (A)
Ratio of net investment income to average net assets                   0.66% (A)      0.58%        0.85%        1.17% (A)
Portfolio turnover rate                                                  10% (A)        20%          19%          49% (A)

                                                                        MID CAP INDEX TRUST
                                                                    ---------------------------
                                                                             SERIES II
                                                                    ---------------------------
                                                                     SIX MONTHS
                                                                       ENDED       1/28/2002*
                                                                    6/30/2003(!)       TO
                                                                    (UNAUDITED)   12/31/2002(!)
                                                                    ------------  -------------
NET  ASSET VALUE, BEGINNING OF PERIOD                               $ 10.81       $ 12.80
Income from investment operations:
  Net investment income                                                0.02          0.05
  Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                    1.28         (1.98)
                                                                    -------       -------
  Total from investment operations                                     1.30         (1.93)
                                                                    -------       -------
Less distributions:
  Dividends from net investment income                                    -         (0.06)
  Distributions from capital gains                                        -             -
                                                                    -------       -------
  Total distributions                                                     -         (0.06)
                                                                    -------       -------
NET ASSET VALUE, END OF PERIOD                                      $ 12.11       $ 10.81
                                                                    =======       =======
  TOTAL RETURN (B)                                                    12.03% +     (15.07%) +
Net assets, end of period (000's)                                   $23,203       $12,810
Ratio of expenses to average net assets                                0.78% (A)     0.78% (A)
Ratio of expenses to average net assets after expense reductions       0.78% (A)     0.78% (A)
Ratio of net investment income to average net assets                   0.46% (A)     0.46% (A)
Portfolio turnover rate                                                  10% (A)       20% (A)

                                                                                TOTAL STOCK MARKET INDEX TRUST
                                                                  -------------------------------------------------------
                                                                                          SERIES I
                                                                  -------------------------------------------------------
                                                                    SIX MONTHS
                                                                      ENDED       YEARS ENDED DECEMBER 31,    5/1/2000*
                                                                   6/30/2003(!)   ------------------------       TO
                                                                   (UNAUDITED)      2002(!)       2001(!)   12/31/2000(!)
                                                                  -------------   ----------   -----------  -------------
NET  ASSET VALUE, BEGINNING OF PERIOD                             $   7.63         $  9.79       $ 11.14    $  12.50
Income from investment operations:
  Net investment income                                               0.04            0.08          0.09        0.08
  Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                   0.91           (2.16)        (1.36)      (1.33)
                                                                  --------         -------       -------    --------
  Total from investment operations                                    0.95           (2.08)        (1.27)      (1.25)
                                                                  --------         -------       -------    --------
Less distributions:
  Dividends from net investment income                                   -           (0.08)        (0.08)      (0.06)
  Distributions from capital gains                                       -               -             -       (0.05)
                                                                  --------         -------       -------    --------
  Total distributions                                                    -           (0.08)        (0.08)      (0.11)
                                                                  --------         -------       -------    --------
NET ASSET VALUE, END OF PERIOD                                    $   8.58         $  7.63       $  9.79    $  11.14
                                                                  ========         =======       =======    ========
  TOTAL RETURN (B)                                                   12.45% +       (21.29%)      (11.41%)    (10.04%) +
Net assets, end of period (000's)                                 $ 90,905         $59,970       $73,657    $ 56,390
Ratio of expenses to average net assets                               0.58% (A)       0.59%         0.59%       0.62% (A)
Ratio of expenses to average net assets after expense reductions      0.58% (A)       0.59%         0.59%       0.60% (A)
Ratio of net investment income to average net assets                  1.07% (A)       0.96%         0.93%       0.93% (A)
Portfolio turnover rate                                                  7% (A)          4%            5%         16% (A)

                                                                   TOTAL STOCK MARKET INDEX TRUST
                                                                   ------------------------------
                                                                             SERIES II
                                                                    ---------------------------
                                                                     SIX MONTHS
                                                                       ENDED       1/28/2002*
                                                                    6/30/2003(!)       TO
                                                                    (UNAUDITED)   12/31/2002(!)
                                                                    ------------  -------------
NET  ASSET VALUE, BEGINNING OF PERIOD                               $  7.62        $  9.67
Income from investment operations:
  Net investment income                                                0.03           0.07
  Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                    0.91          (2.04)
                                                                    -------        -------
  Total from investment operations                                     0.94          (1.97)
                                                                    -------        -------
Less distributions:
  Dividends from net investment income                                    -          (0.08)
  Distributions from capital gains                                        -              -
                                                                    -------        -------
  Total distributions                                                     -          (0.08)
                                                                    -------        -------
NET ASSET VALUE, END OF PERIOD                                      $  8.56        $  7.62
                                                                    =======        =======
  TOTAL RETURN (B)                                                    12.34% +      (20.36%) +
Net assets, end of period (000's)                                   $15,393        $ 6,163
Ratio of expenses to average net assets                                0.78% (A)      0.79% (A)
Ratio of expenses to average net assets after expense reductions       0.78% (A)      0.79% (A)
Ratio of net investment income to average net assets                   0.87% (A)      0.98% (A)
Portfolio turnover rate                                                   7% (A)         4% (A)

(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the period ended December 31, 2000 for Series I would have been lower, had operating expenses not been reduced

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                       500 INDEX TRUST
                                                                  -------------------------------------------------------
                                                                                          SERIES I
                                                                  -------------------------------------------------------
                                                                    SIX MONTHS
                                                                      ENDED       YEARS ENDED DECEMBER 31,    5/1/2000*
                                                                   6/30/2003(!)   ------------------------       TO
                                                                   (UNAUDITED)      2002(!)       2001(!)   12/31/2000(!)
                                                                  -------------   ----------   -----------  -------------
NET  ASSET VALUE, BEGINNING OF PERIOD                             $   7.60        $   9.81      $  11.28    $  12.50
Income from investment operations:
  Net investment income                                               0.05            0.09          0.09        0.09
  Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       0.82           (2.30)        (1.48)      (1.29)
                                                                  --------         -------       -------     -------
  Total from investment operations                                    0.87           (2.21)        (1.39)      (1.20)
                                                                  --------         -------       -------     -------

Less distributions:
  Dividends from net investment income                               (0.08)              - #       (0.08)      (0.02)
                                                                  --------         -------       -------     -------
  Total distributions                                                (0.08)              - #       (0.08)      (0.02)
                                                                  --------         -------       -------     -------
NET ASSET VALUE, END OF PERIOD                                    $   8.39        $   7.60      $   9.81    $  11.28
                                                                  ========        ========      ========    ========
  TOTAL RETURN                                                       11.52% +       (22.53%)      (12.37%)     (9.57%) +
Net assets, end of period (000's)                                 $891,967        $678,414      $772,559    $680,264
Ratio of expenses to average net assets                               0.57% (A)       0.57%         0.57%       0.55% (A)
Ratio of net investment income to average net assets                  1.21% (A)       1.05%         0.84%       1.08% (A)
Portfolio turnover rate                                                  1% (A)          6%            1%          6% (A)

                                                                           500 INDEX TRUST
                                                                    ---------------------------
                                                                             SERIES II
                                                                    ---------------------------
                                                                     SIX MONTHS
                                                                       ENDED       1/28/2002*
                                                                    6/30/2003(!)       TO
                                                                    (UNAUDITED)   12/31/2002(!)
                                                                    ------------  -------------
NET  ASSET VALUE, BEGINNING OF PERIOD                               $  7.59       $   9.68
Income from investment operations:
  Net investment income                                                0.04           0.08
  Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        0.81          (2.17)
                                                                     ------        -------
  Total from investment operations                                     0.85          (2.09)
                                                                     ------        -------

Less distributions:
  Dividends from net investment income                                (0.08)             - #
                                                                     ------        -------
  Total distributions                                                 (0.08)             -
                                                                     ------        -------
NET ASSET VALUE, END OF PERIOD                                      $  8.36       $   7.59
                                                                    =======       ========
  TOTAL RETURN                                                        11.37% +      (21.59%) +
Net assets, end of period (000's)                                   $74,742       $ 38,267
Ratio of expenses to average net assets                                0.77% (A)      0.77% (A)
Ratio of net investment income to average net assets                   1.01% (A)      1.12% (A)
Portfolio turnover rate                                                   1% (A)         6% (A)

                                                                                   LIFESTYLE AGGRESSIVE 1000 TRUST
                                                              ----------------------------------------------------------------------
                                                                                           SERIES I
                                                              ----------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                        YEARS ENDED DECEMBER 31,
                                                               6/30/2003     -------------------------------------------------------
                                                              (UNAUDITED)      2002         2001        2000        1999      1998
                                                              ----------     ----------  ---------   ----------   --------  --------

NET ASSET VALUE, BEGINNING OF PERIOD                          $   8.14       $  10.34    $  13.09    $  14.54     $ 13.39   $ 13.47
Income from investment operations:
  Net investment income **                                        0.03           0.04        0.04        0.05        0.08      0.07
  Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   0.93          (2.16)      (1.84)      (0.78)       1.77      0.62
                                                              --------       --------    --------    --------     -------   -------
  Total from investment operations                                0.96          (2.12)      (1.80)      (0.73)       1.85      0.69
                                                              --------       --------    --------    --------     -------   -------
Less distributions:
  Dividends from net investment income                           (0.03)         (0.04)      (0.04)      (0.05)      (0.08)    (0.07)
  Distributions from capital gains                               (0.01)             -       (0.53)      (0.67)      (0.62)    (0.70)
  Return of capital                                                  -          (0.04)      (0.38)          -           -         -
                                                              --------       --------    --------    --------     -------   -------
  Total distributions                                            (0.04)         (0.08)      (0.95)      (0.72)      (0.70)    (0.77)
                                                              --------       --------    --------    --------     -------   -------
NET ASSET VALUE, END OF PERIOD                                $   9.06       $   8.14    $  10.34    $  13.09     $ 14.54   $ 13.39
                                                              ========       ========    ========    ========     =======   =======
  TOTAL RETURN (B)                                               11.83% +      (20.71%)    (13.67%)     (5.11%)     14.61%     4.86%
Net assets, end of period (000's)                             $236,024       $185,893    $187,473    $148,693     $93,073   $80,525
Ratio of expenses to average net assets ***                       0.08% (A)      0.10%       0.10%      0.075%       0.03%     0.02%
Ratio of expenses to average net assets after expense
  reductions ***                                                 0.075% (A)     0.075%      0.075%       0.05%       0.03%     0.02%
Ratio of net investment income (loss) to average
  net assets **                                                   0.65% (A)      0.33%       0.29%       0.33%       0.64%     0.48%
Portfolio turnover rate                                             96% (A)        90%         82%        104%        136%       59%

                                                                LIFESTYLE AGGRESSIVE 1000 TRUST
                                                                -------------------------------
                                                                            SERIES II
                                                                -------------------------------
                                                                   SIX MONTHS
                                                                     ENDED         1/28/2002*
                                                                   6/30/2003           TO
                                                                  (UNAUDITED)      12/31/2002
                                                                  ----------       ----------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  8.14          $  10.09
Income from investment operations:
  Net investment income **                                           0.03              0.04
  Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      0.93             (1.91)
                                                                  -------          --------
  Total from investment operations                                   0.96             (1.87)
                                                                  -------          --------
Less distributions:
  Dividends from net investment income                              (0.03)            (0.04)
  Distributions from capital gains                                  (0.01)                -
  Return of capital                                                     -             (0.04)
                                                                  -------          --------
  Total distributions                                               (0.04)            (0.08)
                                                                  -------          --------
NET ASSET VALUE, END OF PERIOD                                    $  9.06          $   8.14
                                                                  =======          ========
  TOTAL RETURN (B)                                                  11.83% +         (18.74%) +
Net assets, end of period (000's)                                 $66,802          $ 27,099
Ratio of expenses to average net assets ***                          0.08% (A)         0.10% (A)
Ratio of expenses to average net assets after expense
  reductions ***                                                    0.075% (A)        0.075% (A)
Ratio of net investment income (loss) to average
  net assets **                                                      0.58% (A)        (0.05%)(A)
Portfolio turnover rate                                                96% (A)           90% (A)


(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

** Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

*** Does not include expenses of the investment companies in which the Portfolio invests.

#    Amount is less than $.01 per share.

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2003, the years ended 2002, 2001, 2000, 1999 and 1998 for Series I and for the six months ended June 30, 2003 and the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 LIFESTYLE GROWTH 820 TRUST
                                                            ------------------------------------------------------------------------
                                                                                          SERIES I
                                                            ------------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                        YEARS ENDED DECEMBER 31,
                                                             6/30/2003     ---------------------------------------------------------
                                                            (UNAUDITED)      2002         2001        2000       1999      1998
                                                            ----------     ----------  ---------   ----------  --------  ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                       $   9.28       $  11.25    $  13.59    $  15.18    $  13.78   $  13.77
Income from investment operations:
  Net investment income **                                      0.10           0.14        0.18        0.13        0.23       0.24
  Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                            0.94          (1.89)      (1.43)      (0.57)       1.94       0.63
                                                            --------       --------    --------    --------    --------   --------
  Total from investment operations                              1.04          (1.75)      (1.25)      (0.44)       2.17       0.87
                                                            --------       --------    --------    --------    --------   --------
Less distributions:
  Dividends from net investment income                         (0.10)         (0.14)      (0.18)      (0.13)      (0.23)     (0.24)
  Distributions from capital gains                             (0.03)         (0.02)      (0.59)      (1.02)      (0.54)     (0.62)
  Return of capital                                                -          (0.06)      (0.32)          -           -          -
                                                            --------       --------    --------    --------    --------   --------
  Total distributions                                          (0.13)         (0.22)      (1.09)      (1.15)      (0.77)     (0.86)
                                                            --------       --------    --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                              $  10.19       $   9.28    $  11.25    $  13.59    $  15.18   $  13.78
                                                            ========       ========    ========    ========    ========   ========
  TOTAL RETURN (B)                                             11.31% +      (15.84%)     (8.97%)     (3.05%)     16.56%      6.20%
Net assets, end of period (000's)                           $909,841       $765,561    $726,548    $545,106    $414,257   $380,309
Ratio of expenses to average net assets ***                    0.073% (A)      0.09%       0.09%       0.06%       0.04%      0.02%
Ratio of expenses to average net assets after expense
  reductions ***                                               0.073% (A)     0.075%      0.075%       0.05%       0.04%      0.02%
Ratio of net investment income (loss) to average net
  assets **                                                     2.04% (A)      1.24%       1.33%       0.94%       1.73%      1.74%
Portfolio turnover rate                                           99% (A)       117%         84%        102%        127%        49%


                                                             LIFESTYLE GROWTH 820 TRUST
                                                             --------------------------
                                                                      SERIES II
                                                             --------------------------
                                                             SIX MONTHS
                                                                ENDED       1/28/2002*
                                                              6/30/2003         TO
                                                             (UNAUDITED)    12/31/2002
                                                             ----------     ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                        $   9.28         $  11.06
Income from investment operations:
  Net investment income **                                       0.10             0.14
  Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                             0.94            (1.70)
                                                             --------         --------
  Total from investment operations                               1.04            (1.56)
                                                             --------         --------
Less distributions:
  Dividends from net investment income                          (0.10)           (0.14)
  Distributions from capital gains                              (0.03)           (0.02)
  Return of capital                                                 -            (0.06)
                                                             --------         --------
  Total distributions                                           (0.13)           (0.22)
                                                             --------         --------
NET ASSET VALUE, END OF PERIOD                               $  10.19         $   9.28
                                                             ========         ========
  TOTAL RETURN (B)                                              11.31% +         (14.4%) +
Net assets, end of period (000's)                            $304,413         $120,949
Ratio of expenses to average net assets ***                     0.073% (A)        0.09% (A)
Ratio of expenses to average net assets after expense
  reductions ***                                                0.073% (A)       0.075% (A)
Ratio of net investment income (loss) to average net
  assets **                                                      1.97% (A)       (0.01%)(A)
Portfolio turnover rate                                            99% (A)         117% (A)

                                                                              LIFESTYLE BALANCED 640 TRUST
                                                          --------------------------------------------------------------------------
                                                                                         SERIES I
                                                          --------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                            YEARS ENDED DECEMBER 31,
                                                           6/30/2003       ---------------------------------------------------------
                                                          (UNAUDITED)        2002         2001        2000        1999       1998
                                                          ----------       ----------  ---------   ---------    --------   ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                     $    10.30       $   11.82   $  13.53    $  14.24     $  13.49   $  13.56
Income from investment operations:
  Net investment income **                                      0.20            0.29       0.35        0.26         0.39       0.31
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                           0.83           (1.43)     (1.02)       0.06         1.20       0.47
                                                          ----------       ---------   --------    --------     --------   --------
  Total from investment operations                              1.03           (1.14)     (0.67)       0.32         1.59       0.78
                                                          ----------       ---------   --------    --------     --------   --------
Less distributions:
  Dividends from net investment income                         (0.20)          (0.29)     (0.35)      (0.26)       (0.39)     (0.31)
  Distributions from capital gains                             (0.08)          (0.04)     (0.69)      (0.77)       (0.45)     (0.54)
  Return of capital                                                -           (0.05)         -           -            -          -
                                                          ----------       ---------   --------    --------     --------   --------
  Total distributions                                          (0.28)          (0.38)     (1.04)      (1.03)       (0.84)     (0.85)
                                                          ----------       ---------   --------    --------     --------   --------
NET ASSET VALUE, END OF PERIOD                            $    11.05       $   10.30   $  11.82    $  13.53     $  14.24   $  13.49
                                                          ==========       =========   ========    ========     ========   ========
  TOTAL RETURN (B)                                             10.21% +        (9.95%)    (4.71%)      2.45%       12.42%      5.72%
Net assets, end of period (000's)                         $1,038,980       $ 859,857   $745,215    $545,718     $416,706   $377,531
Ratio of expenses to average net assets ***                    0.072% (A)       0.09%      0.09%       0.06%        0.03%      0.02%
Ratio of expenses to average net assets after expense
  reductions ***                                               0.072% (A)      0.075%     0.075%       0.05%        0.03%      0.02%
Ratio of net investment income to average net
  assets **                                                     3.73% (A)       2.48%      2.47%       1.87%        2.93%      2.21%
Portfolio turnover rate                                           95% (A)        114%        71%         85%         126%        52%

                                                          LIFESTYLE BALANCED 640 TRUST
                                                          ----------------------------
                                                                   SERIES II
                                                          ----------------------------
                                                           SIX MONTHS
                                                              ENDED       1/28/2002*
                                                            6/30/2003         TO
                                                           (UNAUDITED)    12/31/2002
                                                           ----------     ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                      $  10.30       $  11.72
Income from investment operations:
  Net investment income **                                     0.20           0.29
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                          0.83          (1.33)
                                                           --------       --------
  Total from investment operations                             1.03          (1.04)
                                                           --------       --------
Less distributions:
  Dividends from net investment income                        (0.20)         (0.29)
  Distributions from capital gains                            (0.08)         (0.04)
  Return of capital                                               -          (0.05)
                                                           --------       --------
  Total distributions                                         (0.28)         (0.38)
                                                           --------       --------
NET ASSET VALUE, END OF PERIOD                             $  11.05       $  10.30
                                                           ========       ========
  TOTAL RETURN (B)                                            10.21% +       (9.18%) +
Net assets, end of period (000's)                          $378,557       $164,273
Ratio of expenses to average net assets ***                   0.072% (A)      0.09% (A)
Ratio of expenses to average net assets after expense
  reductions ***                                              0.072% (A)     0.075% (A)
Ratio of net investment income to average net
  assets **                                                    3.69% (A)      0.07% (A)
Portfolio turnover rate                                          95% (A)       114% (A)


*    Commencement of operations

** Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

*** Does not include expenses of the investment companies in which the Portfolio invests.

+    Not Annualized

(A)  Annualized

(B) The total return for the years ended 2002, 2001, 2000, 1999 and 1998 for Series I and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  LIFESTYLE MODERATE 460 TRUST
                                                          --------------------------------------------------------------------------
                                                                                         SERIES I
                                                          --------------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                       YEARS ENDED DECEMBER 31,
                                                            6/30/2003    -----------------------------------------------------------
                                                           (UNAUDITED)     2002          2001        2000        1999        1998
                                                           ----------    ----------  -----------  ----------  ----------   ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                     $  11.22       $  12.11    $   13.01    $   14.13   $   13.91    $  13.35
Income from investment operations:
  Net investment income **                                    0.28           0.40         0.45         0.58        0.41        0.45
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                         0.65          (0.88)       (0.61)       (0.07)       0.65        0.84
                                                          --------       --------    ---------    ---------   ---------    --------
  Total from investment operations                            0.93          (0.48)       (0.16)        0.51        1.06        1.29
                                                          --------       --------    ---------    ---------   ---------    --------
Less distributions:
  Dividends from net investment income                       (0.28)         (0.40)       (0.45)       (0.58)      (0.41)      (0.45)
  Distributions from capital gains                           (0.09)             -        (0.10)       (1.05)      (0.43)      (0.28)
  Return of capital                                              -          (0.01)       (0.19)           -           -           -
                                                          --------       --------    ---------    ---------   ---------    --------
  Total distributions                                        (0.37)         (0.41)       (0.74)       (1.63)      (0.84)      (0.73)
                                                          --------       --------    ---------    ---------   ---------    --------
NET ASSET VALUE, END OF PERIOD                            $  11.78       $  11.22    $   12.11    $   13.01   $   14.13    $  13.91
                                                          ========       ========    =========    =========   =========    ========
  TOTAL RETURN (B)                                            8.52% +       (4.07%)      (1.09%)       4.26%       7.89%       9.76%
Net assets, end of period (000's)                         $384,019       $325,608    $ 245,499    $ 182,038   $ 167,500    $138,128
Ratio of expenses to average net assets ***                   0.08% (A)      0.09%        0.10%       0.075%       0.04%       0.05%
Ratio of expenses to average net assets after expense
  reductions ***                                             0.075% (A)     0.075%       0.075%        0.05%       0.04%       0.05%
Ratio of net investment income to average net assets **       4.83% (A)      3.17%        3.23%        4.37%       2.92%       3.03%
Portfolio turnover rate                                         72% (A)       113%          84%          86%        109%         45%

                                                            LIFESTYLE MODERATE 460 TRUST
                                                            ----------------------------
                                                                    SERIES II
                                                            ----------------------------
                                                             SIX MONTHS
                                                                ENDED       1/28/2002*
                                                             6/30/2003         TO
                                                             (UNAUDITED)    12/31/2002
                                                            -------------  ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                       $  11.22       $ 12.07
Income from investment operations:
  Net investment income **                                      0.28          0.40
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                           0.65         (0.84)
                                                            --------       -------
  Total from investment operations                              0.93         (0.44)
                                                            --------       -------
Less distributions:
  Dividends from net investment income                         (0.28)        (0.40)
  Distributions from capital gains                             (0.09)            -
  Return of capital                                                -         (0.01)
                                                            --------       -------
  Total distributions                                          (0.37)        (0.41)
                                                            --------       -------
NET ASSET VALUE, END OF PERIOD                              $  11.78       $ 11.22
                                                            ========       =======
  TOTAL RETURN (B)                                              8.52% +      (3.77%) +
Net assets, end of period (000's)                           $167,851       $74,241
Ratio of expenses to average net assets ***                     0.08% (A)     0.09% (A)
Ratio of expenses to average net assets after expense
  reductions ***                                               0.075% (A)    0.075% (A)
Ratio of net investment income to average net assets **         4.90% (A)     0.19% (A)
Portfolio turnover rate                                           72% (A)      113% (A)



                                                                            LIFESTYLE CONSERVATIVE 280 TRUST
                                                          -------------------------------------------------------------------------
                                                                                         SERIES I
                                                          -------------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                       YEARS ENDED DECEMBER 31,
                                                            6/30/2003    ----------------------------------------------------------
                                                           (UNAUDITED)     2002         2001         2000       1999        1998
                                                           ----------    ----------  ----------   ---------  ---------    ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                     $  12.72       $   12.94   $  13.17     $  13.15   $  13.53     $ 13.01
Income from investment operations:
  Net investment income **                                    0.38            0.39       0.55         0.51       0.60        0.50
  Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                          0.41           (0.16)     (0.14)        0.41      (0.05)       0.79
                                                          --------       ---------   --------     --------   --------     -------
  Total from investment operations                            0.79            0.23       0.41         0.92       0.55        1.29
                                                          --------       ---------   --------     --------   --------     -------
Less distributions:
  Dividends from net investment income                       (0.39)          (0.39)     (0.55)       (0.51)     (0.60)      (0.50)
  Distributions from capital gains                           (0.10)          (0.04)     (0.09)       (0.39)     (0.33)      (0.27)
  Return of capital                                              -           (0.02)         -            -          -           -
                                                          --------       ---------   --------     --------   --------     -------
  Total distributions                                        (0.49)          (0.45)     (0.64)       (0.90)     (0.93)      (0.77)
                                                          --------       ---------   --------     --------   --------     -------
NET ASSET VALUE, END OF PERIOD                            $  13.02       $   12.72   $  12.94     $  13.17   $  13.15     $ 13.53
                                                          ========       =========   ========     ========   ========     =======
  TOTAL RETURN (B)                                            6.40% +         1.80%      3.30%        7.62%      4.21%      10.20%
Net assets, end of period (000's)                         $296,954       $ 250,656   $174,041     $105,627   $106,435     $78,404
Ratio of expenses to average net assets ***                   0.08% (A)       0.09%      0.10%        0.08%      0.03%       0.03%
Ratio of expenses to average net assets after expense
  reductions ***                                             0.075% (A)      0.075%     0.075%        0.05%      0.03%       0.03%
Ratio of net investment income to average net assets **       6.07% (A)       2.62%      3.82%        4.00%      4.40%       2.98%
Portfolio turnover rate                                         56% (A)         69%        38%          53%        93%         32%


                                                                       LIFESTYLE CONSERVATIVE 280 TRUST
                                                                       --------------------------------
                                                                                 SERIES II
                                                                       --------------------------------
                                                                          SIX MONTHS
                                                                             ENDED         1/28/2002*
                                                                          6/30/2003           TO
                                                                         (UNAUDITED)      12/31/2002
                                                                        -------------    ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                                   $  12.72           $ 12.93
Income from investment operations:
  Net investment income **                                                  0.38              0.39
  Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                             0.41             (0.15)
                                                                        --------           -------
  Total from investment operations                                          0.79              0.24
                                                                        --------           -------
Less distributions:
  Dividends from net investment income                                     (0.39)            (0.39)
  Distributions from capital gains                                         (0.10)            (0.04)
  Return of capital                                                            -             (0.02)
                                                                        --------           -------
  Total distributions                                                      (0.49)            (0.45)
                                                                        --------           -------
NET ASSET VALUE, END OF PERIOD                                          $  13.02           $ 12.72
                                                                        ========           =======
  TOTAL RETURN (B)                                                          6.40% +           1.83% +
Net assets, end of period (000's)                                       $113,443           $47,697
Ratio of expenses to average net assets ***                                 0.08% (A)         0.09% (A)
Ratio of expenses to average net assets after expense
  reductions ***                                                           0.075% (A)        0.075% (A)
Ratio of net investment income to average net assets **                     6.19% (A)         0.25% (A)
Portfolio turnover rate                                                       56% (A)           69% (A)



(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

** Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

*** Does not include expenses of the investment companies in which the Portfolio invests.

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2003, the years ended 2002, 2001, 2000, 1999 and 1998 for Series I and for the six months ended June 30, 2003 and the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                        SMALL-MID CAP TRUST
                                                              ----------------------------------------------------------------------
                                                                              SERIES I                           SERIES II
                                                              -----------------------------------------  ---------------------------
                                                               SIX MONTHS                                 SIX MONTHS
                                                                 ENDED      YEAR ENDED     07/16/2001*     ENDED       11/25/2002*
                                                              6/30/2003(!)  DECEMBER 31,        TO       6/30/2003(!)      TO
                                                              (UNAUDITED)     2002(!)     12/31/2001(!)  (UNAUDITED)   12/31/2002(!)
                                                              ------------  ------------  -------------  ------------  -------------
NET  ASSET VALUE, BEGINNING OF PERIOD                         $  9.85       $ 11.95       $12.50         $  9.85       $ 10.28
Income from investment operations:
  Net investment income (loss)                                  (0.01)        (0.01)           - #         (0.02)            - #
  Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                  0.70         (2.09)       (0.55)           0.69         (0.43)
                                                              -------       -------       ------         -------       -------
  Total from investment operations                               0.69         (2.10)       (0.55)           0.67         (0.43)
                                                              -------       -------       ------         -------       -------
Less distributions:
  Dividends from net investment income                              -             - #          - #             -             -
                                                              -------       -------       ------         -------       -------
  Total distributions                                               -             - #          - #             -             -
                                                              -------       -------       ------         -------       -------
NET ASSET VALUE, END OF PERIOD                                $ 10.54       $  9.85       $11.95         $ 10.52       $  9.85
                                                              =======       =======       ======         =======       =======
  TOTAL RETURN (B)                                               7.01% +     (17.57%)      (4.40%) +        6.80% +      (4.18%) +
Net assets, end of period (000's)                             $79,135       $63,945       $2,890         $27,200       $10,849
Ratio of expenses to average net assets                          1.21% (A)     1.83%        3.09% (A)       1.41% (A)     2.03% (A)
Ratio of expenses to average net assets after
  expense reductions                                             1.20% (A)     1.20%        1.20% (A)       1.40% (A)     1.40% (A)
Ratio of net investment income (loss) to average net assets     (0.25%)(A)    (0.09%)       0.01% (A)      (0.45)%(A)    (0.18%)(A)
Portfolio turnover rate                                             9% (A)        6%          33% (A)          9% (A)        6% (A)

                                                                                  INTERNATIONAL EQUITY SELECT TRUST
                                                              ----------------------------------------------------------------------
                                                                              SERIES I                           SERIES II
                                                              -----------------------------------------  ---------------------------
                                                               SIX MONTHS                                 SIX MONTHS
                                                                 ENDED       YEAR ENDED    07/16/2001*      ENDED       11/25/2002*
                                                              6/30/2003(!)  DECEMBER 31,        TO       6/30/2003(!)      TO
                                                              (UNAUDITED)     2002(!)     12/31/2001(!)  (UNAUDITED)   12/31/2002(!)
                                                              ------------  ------------  -------------  ------------  -------------
NET  ASSET VALUE, BEGINNING OF PERIOD                         $ 10.62       $   12.02     $ 12.50        $ 10.62       $10.85
Income from investment operations:
  Net investment income (loss)                                   0.16           (0.02)          - #         0.16        (0.01)
  Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                  0.59           (1.38)      (0.48)          0.58        (0.22)
                                                              -------       ---------     -------        -------       ------
  Total from investment operations                               0.75           (1.40)      (0.48)          0.74        (0.23)
                                                              -------       ---------     -------        -------       ------
NET ASSET VALUE, END OF PERIOD                                $ 11.37       $   10.62     $ 12.02        $ 11.36       $10.62
                                                              =======       =========     =======        =======       ======
  TOTAL RETURN (B)                                               7.06% +       (11.65%)     (3.84%) +       6.97% +     (2.12%) +
Net assets, end of period (000's)                             $56,522       $  49,507     $ 2,897        $19,011       $8,266
Ratio of expenses to average net assets                          1.26% (A)       1.95%       3.27% (A)      1.46% (A)    2.15% (A)
Ratio of expenses to average net assets after
  expense reductions                                             1.20% (A)       1.20%       1.20% (A)      1.40% (A)    1.40% (A)
Ratio of net investment income (loss) to average net assets      3.02% (A)      (0.15%)      0.06% (A)      2.99% (A)   (1.12%)(A)
Portfolio turnover rate                                             1% (A)          5%          7% (A)         1% (A)       5% (A)

(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

#    Amount is less than $.01 per share.

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2003, the year ended December 31, 2002 and the period ended December 31, 2001 for Series I and for the six months ended June 30, 2003 and the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 HIGH GRADE BOND TRUST
                                                       ----------------------------------------------------------------------
                                                                       SERIES I                           SERIES II
                                                       -----------------------------------------  ---------------------------
                                                        SIX MONTHS                                 SIX MONTHS
                                                          ENDED       YEAR ENDED    07/16/2001*      ENDED       11/25/2002*
                                                       6/30/2003(!)  DECEMBER 31,      TO         6/30/2003(!)       TO
                                                       (UNAUDITED)     2002(!)     12/31/2001(!)  (UNAUDITED)   12/31/2002(!)
                                                       ------------  ------------  -------------  ------------  -------------
NET  ASSET VALUE, BEGINNING OF PERIOD                  $ 13.77       $  12.48        $12.50       $ 13.77       $ 13.61
Income from investment operations:
  Net investment income                                   0.20           0.48          0.26          0.17          0.04
  Net realized and unrealized gain on investments and
  foreign currency transactions                           0.28           0.90          0.14          0.29          0.20
                                                       -------       --------        ------       -------       -------
  Total from investment operations                        0.48           1.38          0.40          0.46          0.24
                                                       -------       --------        ------       -------       -------
Less distributions:
  Dividends from net investment income                       -          (0.07)        (0.26)            -         (0.06)
  Distributions from capital gains                       (0.01)         (0.02)        (0.16)        (0.01)        (0.02)
                                                       -------       --------        ------       -------       -------
  Total distributions                                    (0.01)         (0.09)        (0.42)        (0.01)        (0.08)
                                                       -------       --------        ------       -------       -------
NET ASSET VALUE, END OF PERIOD                         $ 14.24       $  13.77        $12.48       $ 14.22       $ 13.77
                                                       =======       ========        ======       =======       =======
  TOTAL RETURN (B)                                        3.46% +       11.01%         3.21% +       3.31% +       1.77% +
Net assets, end of period (000's)                      $90,924       $ 77,953        $3,254       $33,903       $14,653
Ratio of expenses to average net assets                   0.84% (A)      1.44%         2.72% (A)     1.04% (A)     1.64% (A)
Ratio of expenses to average net assets after
  expense reductions                                      0.82% (A)      0.85%         0.85% (A)     1.02% (A)     1.05% (A)
Ratio of net investment income to average net assets      2.92% (A)      3.65%         4.44% (A)     2.54% (A)     3.37% (A)
Portfolio turnover rate                                    559% (A)       290%          353% (A)      559% (A)      290% (A)

                                                        AMERICAN GROWTH   AMERICAN INTERNATIONAL
                                                             TRUST                TRUST
                                                        ---------------   ----------------------
                                                           SERIES II            SERIES II
                                                           ---------            ---------
                                                          05/05/2003*          05/05/2003*
                                                               TO                  TO
                                                          06/30/2003(!)        06/30/2003(!)
                                                          (UNAUDITED)          (UNAUDITED)
                                                          -----------          -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                     $ 12.50              $ 12.50
Income from investment operations:
  Net investment loss **                                    (0.01)               (0.01)
  Net realized and unrealized gain on investments and
  foreign currency transactions                              0.87                 0.71
                                                          -------              -------
  Total from investment operations                           0.86                 0.70
                                                          -------              -------
NET ASSET VALUE, END OF PERIOD                            $ 13.36              $ 13.20
                                                          =======              =======
  TOTAL RETURN                                               6.88% +               5.6% +
Net assets, end of period (000's)                         $49,079              $84,642
Ratio of expenses to average net assets ***                  0.54% (A)            0.54% (A)
Ratio of net investment loss to average net assets **       (0.54%)(A)          (0.27%) (A)
Portfolio turnover rate                                         0% (A)               3% (A)

                                                           AMERICAN GROWTH-INCOME   AMERICAN BLUE CHIP INCOME
                                                                   TRUST                AND GROWTH TRUST
                                                           ----------------------   -------------------------
                                                                 SERIES II                  SERIES II
                                                                 ---------                  ---------
                                                                05/05/2003*               05/05/2003*
                                                                     TO                        TO
                                                                06/30/2003(!)             06/30/2003(!)
                                                                (UNAUDITED)               (UNAUDITED)
                                                                -----------               -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                           $ 12.50                    $ 12.50
Income from investment operations:
  Net investment loss **                                           0.03                      (0.01)
  Net realized and unrealized gain on investments and
  foreign currency transactions                                    0.82                       0.78
                                                                -------                    -------
  Total from investment operations                                 0.85                       0.77
                                                                -------                    -------
NET ASSET VALUE, END OF PERIOD                                  $ 13.35                    $ 13.27
                                                                =======                    =======
  TOTAL RETURN                                                     6.80% +                    6.16% +
Net assets, end of period (000's)                               $25,223                    $76,076
Ratio of expenses to average net assets ***                        0.57% (A)                  0.54% (A)
Ratio of net investment loss to average net assets **              0.02% (A)                 (0.54%)(A)
Portfolio turnover rate                                               0% (A)                     0% (A)

(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

** Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

*** Does not include expenses of the investment companies in which the Portfolio invests.

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2003, the year ended December 31, 2002 and the period ended December 31, 2001 for Series I and for the six months ended June 30, 2003 and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

SCIENCE & TECHNOLOGY TRUST

                                                                SHARES         VALUE
                                                                ------         -----
COMMON STOCK - 88.40%
BIOTECHNOLOGY - 0.80%
Cephalon, Inc. * (a)                                              69,000   $    2,840,040
Genentech, Inc. *                                                 18,700        1,348,644
                                                                           --------------
                                                                                4,188,684
BROADCASTING - 2.83%
Clear Channel Communications, Inc. *                             150,610        6,384,358
Univision Communications, Inc., Class  A * (a)                    64,420        1,958,368
Viacom, Inc., Class B *                                          149,360        6,521,057
                                                                           --------------
                                                                               14,863,783

BUSINESS SERVICES - 10.73%
Accenture, Ltd., Class A *                                       271,900        4,918,671
Cadence Design Systems, Inc. *                                   398,800        4,809,528
Certegy, Inc. *                                                  163,100        4,526,025
Concord EFS, Inc. *                                              500,500        7,367,360
EMC Corp. *                                                      125,000        1,308,750
First Data Corp. *                                               312,800       12,962,432
Fiserv, Inc. *                                                   325,700       11,598,177
Paychex, Inc. *                                                  158,800        4,654,428
SunGuard Data Systems, Inc. *                                    162,100        4,200,011
                                                                           --------------
                                                                               56,345,382

CABLE AND TELEVISION - 2.54%
AOL Time Warner, Inc. *                                          624,800       10,053,032
Comcast Corp.-Special Class A *                                  114,600        3,303,918
                                                                           --------------
                                                                               13,356,950

CELLULAR COMMUNICATIONS - 0.92%
Vodafone Group PLC, ADR * (a)                                    245,930        4,832,525
                                                                           --------------

CHEMICALS - 0.25%
Cabot Microelectronics Corp. * (a)                                25,700        1,297,079
                                                                           --------------

COMPUTERS & BUSINESS EQUIPMENT - 13.49%
CDW Corp. *                                                       31,300        1,433,540
Cisco Systems, Inc. *                                          1,578,130       26,181,177
Dell Computer Corp. *                                            752,600       24,053,096
DST Systems, Inc. *                                               88,000        3,344,000
International Business Machines Corp. *                           85,100        7,020,750
Lexmark International Group, Inc.,  Class A *                     50,700        3,588,039
Network Appliance, Inc. * (a)                                     81,300        1,317,873
Seagate Technology, Inc. *                                       219,400        3,872,410
                                                                           --------------
                                                                               70,810,885

ELECTRONICS - 3.56%
Celestica, Inc. *                                                116,100        1,829,736
Flextronics International, Ltd. *                                252,100        2,619,319
Samsung Electronics Company                                       22,500        6,686,898
Samsung Electronics Company, Ltd., GDR *                           1,300          193,375
Sanmina-SCI Corp. *                                              311,400        1,964,934
Synopsys, Inc. *                                                  87,300        5,399,505
                                                                           --------------
                                                                               18,693,767

HEALTHCARE PRODUCTS - 0.27%
MedImmune, Inc.                                                   38,500        1,400,245
                                                                           --------------

INDUSTRIAL MACHINERY - 0.26%
Cognex Corp. *                                                    62,400        1,394,640
                                                                           --------------

INTERNET CONTENT - 1.65%
InterActiveCorp * (a)                                            103,442        4,093,200
Yahoo!, Inc. *                                                   139,750        4,578,210
                                                                           --------------
                                                                                8,671,410

INTERNET SOFTWARE - 2.95%
Internet Security Systems, Inc. *                                 77,300        1,120,077
Networks Associates, Inc. *                                      313,200        3,971,376
Symantec Corp. *                                                 102,450        4,493,457
VeriSign, Inc. *                                                 426,100        5,892,963
                                                                           --------------
                                                                               15,477,873

PHARMACEUTICALS - 1.29%
Bristol-Myers Squibb Company *                                    83,800        2,275,170
Eli Lilly & Company *                                             19,500        1,344,915
Pfizer, Inc. *                                                    56,400        1,926,060
Wyeth *                                                           26,700        1,216,185
                                                                           --------------
                                                                                6,762,330

SEMICONDUCTORS - 19.09%
Agere Systems, Inc., Class A *                                   491,600        1,145,428
Altera Corp. *                                                    87,300        1,431,720
Analog Devices, Inc. *                                           349,700       12,176,554
Applied Materials, Inc.                                          795,100       12,610,286
ASML Holding NV * (a)                                            108,400        1,036,304
Intel Corp. *                                                    221,900        4,611,970
Intersil Corp., Class A *                                         62,000        1,649,820
KLA-Tencor Corp. * (a)                                           156,900        7,294,281
Linear Technology Corp. *                                         94,600        3,047,066
Marvell Technology Group, Ltd. * (a)                              31,200        1,072,344
Maxim Integrated Products, Inc. *                                438,000       14,975,220
Microchip Technology, Inc. *                                     288,100        7,058,450
Novellus Systems, Inc. *                                         288,600       10,568,820
QLogic Corp. *                                                   157,000        7,587,810
Taiwan Semiconductor Manufacturing
  Company, Ltd. *                                                531,600        5,358,528
Texas Instruments, Inc. *                                        351,900        6,193,440
Xilinx, Inc. *                                                    94,400        2,389,264
                                                                           --------------
                                                                              100,207,305

SOFTWARE - 24.60%
Adobe Systems, Inc. *                                            294,500        9,444,615
Electronic Arts, Inc. *                                           81,400        6,022,786
Informatica Corp. *                                              347,900        2,403,989
Intuit, Inc. *                                                   280,400       12,486,212
Mercury Interactive Corp. * (a)                                  249,200        9,621,612
Microsoft Corp.                                                1,967,700       50,392,797
Oracle Corp. *                                                   305,800        3,675,716
PeopleSoft, Inc. *                                               411,900        7,245,321
SAP AG (a)                                                        33,900        4,004,631
SAP AG, ADR *                                                     19,500          569,790
Siebel Systems, Inc. *                                           655,700        6,255,378
VERITAS Software Corp. *                                         593,350       17,011,344
                                                                           --------------
                                                                              129,134,191

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.17%
CIENA Corp. *                                                    316,700        1,643,673
JDS Uniphase Corp. *                                             352,600        1,237,626
KT Corp., ADR *                                                   93,610        1,845,053
Nokia Oyj Corp., ADR *                                           249,250        4,095,178
QUALCOMM, Inc. *                                                 219,200        7,836,400
                                                                           --------------
                                                                               16,657,930

TOTAL COMMON STOCK
(Cost: $478,880,087)                                                       $  464,094,979
                                                                           --------------

                                                             PRINCIPAL
                                                              AMOUNT           VALUE
                                                              ------           -----
SHORT TERM INVESTMENTS - 10.67%
Navigator Securities Lending Trust,
  1.14%                                                    $  25,532,543   $   25,532,543
T. Rowe Price Reserve Investment Fund                         30,486,143       30,486,143
                                                                           --------------
                                                                           $   56,018,686

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   PRINCIPAL
                                                     AMOUNT                    VALUE
                                                   ---------                   -----
REPURCHASE AGREEMENTS - 0.93%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  0.40%, to be repurchased at
  $4,896,054 on 07/01/2003,
  collateralized by $4,940,000 U.S.
  Treasury Notes, 3.25% due
  12/31/2003 (valued at $4,995,575,
  including interest).                            $  4,896,000             $    4,896,000
                                                                           --------------

TOTAL INVESTMENTS   (SCIENCE & TECHNOLOGY
TRUST)  (Cost: $539,794,773)                                               $  525,009,665
                                                                           ==============

PACIFIC RIM EMERGING MARKETS TRUST

                                                        SHARES                 VALUE
                                                        ------                 -----
COMMON STOCK - 83.38%
AUSTRALIA - 3.66%
AMP, Ltd.  (a)                                          19,000              $      63,405
Australia & New Zealand Bank Group                      16,000                    199,931
BHP Billiton, Ltd.                                      30,302                    175,792
BHP Steel, Ltd. *                                       28,860                     72,086
Boral, Ltd.                                             21,000                     71,348
Coca-Cola Amatil, Ltd.                                  21,500                     82,431
Cochlear, Ltd.  (a)                                      1,500                     32,532
Commonwealth Bank of Australia                          10,500                    208,334
General Property Trust                                  41,000                     80,386
Macquarie Bank, Ltd.                                     2,000                     38,676
Macquarie Infrastructure Group                          25,000                     60,263
National Australia Bank, Ltd.                           12,500                    281,170
News Corp., Ltd.                                        12,000                     90,243
Origin Energy, Ltd.                                     14,500                     39,431
QBE Insurance Group, Ltd.  (a)                          12,000                     75,095
Rinker Group                                            16,000                     56,294
Rio Tinto, Ltd.                                          5,000                     98,065
Stockland  (a)                                          22,500                     75,689
Wesfarmers, Ltd.  (a)                                    5,000                     84,938
Westfield Holdings, Ltd.                                 8,000                     78,425
Westpac Banking Corp., Ltd.                             19,000                    207,310
                                                                             ------------
                                                                                2,171,844

BERMUDA - 0.06%
Guoco Group                                              4,931                     33,830
                                                                             ------------

CAYMAN ISLANDS - 0.01%
Vedan International Holdings *                          52,000                      6,602
                                                                             ------------

CHINA - 1.21%
Beijing Datang Power Generation
  Company, Ltd., Class H  (a)                          196,000                     86,713
China Oilfield Services, Ltd. * (a)                     28,000                      6,284
China Petroleum & Chemical Corp., Class H              258,000                     61,538
China Pharmaceutical Group, Ltd.  (a)                   46,000                     15,484
China Shipping Development
  Company, Ltd., Class H (a)                            78,000                     28,007
Jiangsu Expressway (a)                                  68,000                     25,506
Lianhua Supermarket *                                    7,000                      3,703
Maanshan Iron & Steel                                  102,000                     17,266
PetroChina Company, Ltd., Class H                    1,004,000                    302,559
SInopec Shanghai Petrochemical
  Company, Ltd., H Shares  (a)                         118,000                     23,000
Sinopec Yizheng Chemical  Fibre
  Company, Ltd., (a)                                    66,000                      9,395
Tianjin Capital Environ-H                               80,000                     17,850
Tong Ren Tang Technologies Company, Ltd.                16,000                     25,134
Tsingtao Brewery Company, Ltd., Series H                14,000                     10,143
Yanzhou Coal Mining Company, Ltd., Class H             100,000                     46,485
Zhejiang Expressway Company, Ltd., Class H (a)          90,000                     37,220
                                                                             ------------
                                                                                  716,287

HONG KONG - 9.15%
Bank of East Asia                                       50,600                     98,953
Cathay Pacific Airways, Ltd. (a)                        34,000                     45,780
Cheung Kong Holdings, Ltd. (a)                          79,000                    474,112
Cheung Kong Infrastructure Holdings, Ltd. (a)           20,000                     38,342
China Merchants Holdings International
  Company, Ltd.                                         46,000                     41,292
China Mobile (Hong Kong), Ltd.                         315,000                    743,253
China Resources Enterprises, Ltd. (a)                   60,000                     51,935
China Unicom, Ltd. (a)                                  72,000                     48,935
Citic Pacific, Ltd. (a)                                 61,000                    111,078
CLP Holdings, Ltd. (a)                                  90,200                    392,116
CNOOC, Ltd.                                            100,500                    146,920
Cosco Pacific, Ltd. (a)                                102,000                    106,602
Esprit Holdings, Ltd. (a)                               26,500                     64,906
Guangdong Investment, Ltd.                             214,000                     37,871
Hang Lung Development Company                           32,000                     26,058
Hang Lung Properties, Ltd.                              26,000                     23,339
Hang Seng Bank, Ltd. (a)                                38,900                    410,293
Henderson Land Development                              33,000                     94,369
Hengan International Group Company, Ltd.                38,000                     14,497
Hong Kong & China Gas Company, Ltd.                    121,700                    153,722
Hong Kong Electric Holdings, Ltd.  (a)                  61,400                    240,147
Huaneng Power International, Inc., Class H             153,000                    174,618
Hutchison Whampoa, Ltd. (a)                            110,000                    670,031
Hysan Development Company, Ltd. (a)                     33,000                     27,083
Johnson Electronic Holdings, Ltd.                      105,000                    130,608
Legend Group, Ltd. (a)                                 200,000                     66,683
Li & Fung, Ltd.                                         77,000                     99,235
Shanghai Industrial Holdings, Ltd. (a)                  65,000                     91,688
Shun Tak Holdings, Ltd.                                242,000                     65,945
Sun Hung Kai Properties, Ltd.                           73,000                    367,895
Swire Pacific, Ltd., Class A                            42,500                    185,300
Television Broadcast, Ltd.                              15,000                     53,570
Wharf Holdings (a)                                      69,000                    133,166
                                                                             ------------
                                                                                5,430,342

JAPAN - 34.31%
Amada Company, Ltd.  (a)                               104,000                    334,938
Asahi Glass Company  (a)                                47,000                    292,145
Asahi National Broadcasting Company, Ltd.                  260                    301,531
Bridgestone Corp. (a)                                   32,000                    435,193
Canon, Inc. (a)                                         19,000                    873,472
Credit Saison Company, Ltd. (a)                         19,000                    312,135
Dainippon Ink & Chemicals, Inc. (a)                    152,000                    308,172
Daiwa Securities Group, Inc. (a)                        65,000                    374,202
Dentsu, Inc. (a)                                            25                     78,011
Fanuc, Ltd.                                              4,000                    198,573
Hino Motors, Ltd. (a)                                  116,000                    548,763
Hitachi, Ltd. (a)                                       55,000                    233,574
Honda Motor Company                                     16,000                    607,401
Hosiden Corp. (a)                                       37,000                    276,601
Hoya Corp.                                               6,000                    414,000
Ito-Yokado Company, Ltd. (a)                            16,000                    383,797
Japan Medical Dynamic Marketing, Inc. (a)               32,200                    466,122
Japan Securities Finance Company, Ltd.                  74,000                    261,783
JSR Corp. a)                                            60,000                    730,383
Keyence Corp. (a)                                        3,600                    660,798
Kuraray Company (a)                                     71,000                    466,797
Marui Company, Ltd.                                     65,000                    578,658
Matsushita Electric Industrial Company, Ltd.            26,000                    257,928
Mitsubishi Corp. (a)                                    74,000                    514,305

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES       VALUE
                                                       ------       -----
JAPAN - CONTINUED
Mitsubishi Estate Company, Ltd. (a)                     73,000   $    495,173
Mitsui sumitomo Insurance Company, Ltd. (a)            136,000        632,030
Mori Seiki Company (a)                                  26,000        153,152
Nikko Cordial Corp.                                     40,000        160,861
Nippon Sanso Corp.                                     218,000        702,082
Nippon Steel Corp. (a)                                 248,000        341,413
Nippon Telegraph & Telephone Corp.                          50        196,487
NTT DoCoMo, Inc. (a)                                       206        446,873
Obayashi Corp.                                          60,000        184,223
Oji Paper Company                                       40,000        175,212
Orix Corp. (a)                                           4,500        249,301
Promise Company, Ltd.                                   10,000        374,619
Rengo Company, Ltd.                                    158,000        333,520
Sankei Building                                         36,000         95,215
Sekisui House, Ltd. (a)                                 84,000        637,771
Shohkoh Fund & Company, Ltd. (a)                         2,000        185,391
Sompo Japan Insurance (a)                               78,000        426,265
Sony Corp. (a)                                          11,000        310,208
Sumitomo Bakelite Company, Ltd. (a)                    159,000        664,628
Sumitomo Heavy Industries, Ltd. (a)                    279,000        414,351
Sumitomo Mitsui Financial Group, Inc. (a)                  114        249,201
Sumitomo Trust & Banking Company                        46,000        159,276
Suruga Bank                                             25,000        144,132
Taihei Dengyo Kaisha, Ltd.                              16,000         42,585
Takeda Chemical Industries, Ltd.                        18,542        685,337
The Bank of Yokohama, Ltd. (a)                         107,000        349,956
THK Company, Ltd. (a)                                   37,000        498,869
Tokyo Electron, Ltd.                                    10,500        498,477
Tokyo Seimitsu Company, Ltd. (a)                         9,500        214,801
Wacoal Corp.  (a)                                       51,000        397,856
Wowow, Inc.                                                 31         22,425
                                                                 ------------
                                                                   20,350,972

SOUTH KOREA - 18.02%
Cheil Industries, Inc.                                  22,000        303,893
Good Morning Securities Company                         87,250        387,128
Hyundai Mobis                                           20,500        526,015
Hyundai Motor Company                                   27,000        714,274
Kia Motors                                              32,000        235,747
Kookmin Bank                                            12,954        390,409
Korea Electric Power Corp.                              19,500        308,539
KT + G Corp.                                            14,000        230,892
LG Chemical, Ltd.                                       19,300        775,555
LG Electronics, Inc.                                    15,700        654,550
LG Petrochemical Company, Ltd.                          11,000        194,768
Posco, Ltd.                                              8,000        830,473
Samsung Electro Mechanics                                9,000        295,730
Samsung Electronics Company                              8,200      2,437,003
Samsung Fire & Marine Insurance Company, Ltd.           10,000        486,396
Samsung SDI Company, Ltd.                                7,000        530,347
Shinhan Financial Group Company, Ltd.                   32,000        333,529
Shinsegae Company, Ltd.                                  4,000        624,529
SK Telecom Company, Ltd., ADR                            2,500        426,957
                                                                 ------------
                                                                   10,686,734

MALAYSIA - 1.56%
British American Tobacco Malaysia Berhad                 5,000         51,316
Gamuda Berhad                                           70,000        113,289
Genting Berhad                                          27,000        106,579
Kuala Lumpur Kepong Berhad                              33,000         53,842
Malayan Bank Berhad                                    124,500        281,763
Petronas Gas Berhad                                      4,000          7,421
Public Bank Berhad                                     152,000        120,800
Resorts World Berhad                                    40,000        103,158
The New Straits Times Press Berhad                      36,000         35,053
UMW Holdings Berhad                                     26,000         54,395
                                                                 ------------
                                                                      927,616

PHILIPPINES - 0.12%
Philippine Long Distance Telephone
  Company, ADR * (a)                                     6,580         70,867
                                                                 ------------

SINGAPORE - 3.01%
CapitaLand, Ltd.                                        41,000         28,874
City Developments, Ltd. (a)                             18,600         46,903
DBS Group Holdings, Ltd. (a)                            36,000        210,592
Haw Par Corp., Ltd.                                      2,297          5,662
Keppel Corp., Ltd.                                      26,000         72,355
Overseas-Chinese Banking Corp., Ltd.                    45,000        255,573
Singapore Airlines, Ltd.                                39,800        235,082
Singapore Exchange, Ltd. (a)                            95,000         73,917
Singapore Press Holdings, Ltd.                          13,600        141,349
Singapore Technologies Engineering, Ltd.               118,000        116,609
Singapore Telecommunications, Ltd.                     120,000        102,911
United Overseas Bank                                    56,208        395,842
Venture Corp., Ltd.                                     11,000        100,582
                                                                 ------------
                                                                    1,786,251

TAIWAN - 9.83%
Acer Sertek, Inc.                                       94,517        115,191
Advanced Semiconductor
  Engineering, Inc.                                    140,400         81,031
Ambit Microsystems Corp.                                 7,000         20,985
Asia Optical Company Inc.                               10,000         50,430
Asustek Computer, Inc.                                  78,750        193,054
Cathay Financial Holdings Company, Ltd.                 77,051         91,314
China Development Financial Holdings Corp.             461,905        170,823
China Motor Company                                     38,000         67,605
China Steel Corp.                                      535,806        360,279
Chinatrust Finance Holding Company, Ltd.               513,696        401,541
Chungwha Telecom Company, Ltd.                           7,000         10,002
Compal Electronics, Inc.                               128,100        166,528
Compeq Manufacturing Company, Ltd.                      38,000         14,798
Delta Electronics, Inc.                                 68,042         78,350
Elan Microelectronics Corp.                             43,005         35,182
EVA Airways Corp.                                       97,110         33,737
Evergreen Marine Corp.                                 101,722         70,108
Far Eastern Department Stores, Ltd.                     54,000         12,103
Far Eastern Textile, Ltd.                              156,231         58,434
Formosa Chemicals & Fibre Corp.                        148,824        161,780
Formosa Plastic Corp.                                  416,676        562,685
Fubon Group Company, Ltd.                               62,745         48,694
Hon Hai Precision Industry Company, Ltd.               121,900        428,615
MediaTek, Inc.                                          18,240        177,327
Merry Electronics                                       20,000         26,672
Pacific Construction Company, Ltd.                      50,000          1,261
Pou Chen Corp.                                          66,263         62,935
President Chain Store Corp.                            103,509        134,850
Procomp Informatics Company, Ltd. *                     41,250         19,184
Quanta Computer, Inc.                                  123,625        247,646
Realtek Semiconductor Corp.                             10,400         20,542
SinoPac Holdings Company                               202,958         71,931
Sunplus Technology Company, Ltd.                        33,750         42,551
Taishin Financial Holdings Company, Ltd.               108,000         54,465
Taiwan Semiconductor Manufacturing
  Company, Ltd.                                        444,825      1,130,476
Teco Electric & Machinery Company, Ltd.                 87,236         25,174
United Microelectronics Corp.                          553,897        346,062
Yageo Corp.                                             88,452         23,047
Yuanta Core Pacific Securities Company                 418,434        212,190
                                                                 ------------
                                                                    5,829,582

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES       VALUE
                                                       ------       -----
THAILAND - 1.54%
Advanced Info Service                                  115,000   $    166,746
BEC World                                               17,800        101,545
Electricity Generating Public Company, Ltd.             80,000        107,440
PTT Exploration & Production                            84,200        310,221
Siam Cement Company                                     57,000        227,621
                                                                 ------------
                                                                      913,573

UNITED KINGDOM - 0.90%
HSBC Holdings PLC (a)                                   38,000        451,966
Tanjong PLC                                             31,000         81,579
                                                                 ------------
                                                                      533,545

TOTAL COMMON STOCK
(Cost: $60,092,275)                                              $ 49,458,045
                                                                 ------------

PREFERRED STOCK - 0.15%

AUSTRALIA - 0.15%
News Corp., Ltd. -  Limited Voting Shares               14,500         89,474
                                                                 ------------

TOTAL PREFERRED STOCK
(Cost: $80,003)                                                  $     89,474
                                                                 ------------

                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                    ---------       -----
SHORT TERM INVESTMENTS - 16.22%
Navigator Securities Lending  Trust, 1.14%         $ 9,621,527   $  9,621,527
                                                                 ------------

REPURCHASE AGREEMENTS - 0.25%
Repurchased Agreement with State
  Street Corp. dated 06/30/2003 at
  0.92% to be repurchased at
  $151,004 on 07/01/2003,
  collateralized by $105,000 U.S.
  Treasury Bonds, 8.125% due
  08/15/2019 (valued at $154,481,
  including interest).                                 151,000   $    151,000
                                                                 ------------

TOTAL INVESTMENTS   (PACIFIC RIM
EMERGING MARKETS TRUST)  (Cost: $69,944,805)                     $ 59,320,046
                                                                 ============

The Trust had the following five top industry concentrations at June 30, 2003 (as a percentage of total value of investments):

Banking                           8.33%
Electronics                       8.01%
Chemicals                         7.90%
Financial Services                4.90%
Retail Trade                      4.86%

HEALTH SCIENCES TRUST

                                                   SHARES        VALUE
                                                   ------        -----
COMMON STOCK - 81.73%
BIOTECHNOLOGY - 17.65%
Affymetrix, Inc. * (a)                               9,900   $    195,129
Amgen, Inc. *                                       84,800      5,679,904
Biogen, Inc.                                        10,300        391,400
Biosphere Medical Inc. * (a)                        48,200        289,200
Cell Therapeutics, Inc. * (a)                        3,100         30,163
Cephalon, Inc. * (a)                                92,200      3,794,952
CTI Molecular Imaging, Inc. *                        3,100         58,621
Exelixis, Inc. *                                   106,600        739,804
Genentech, Inc. *                                   30,700      2,214,084
Genzyme Corp. *                                      6,500        271,700
Human Genome Sciences, Inc. * (a)                   47,800        608,016
IDEC Pharmaceuticals Corp. *                        60,800      2,067,200
Invitrogen Corp. *                                   8,000        306,960
Medarex, Inc. * (a)                                 13,700         90,283
Millennium Pharmaceuticals, Inc. *                  57,400        902,902
Myriad Genetics, Inc. * (a)                         17,000        231,370
Neurocrine Biosciences, Inc. *                      45,600      2,277,264
Progenics Pharmaceuticals, Inc. * (a)                9,400        141,564
Protein Design Labs, Inc. *                         20,400        285,192
Transkaryotic Therapies, Inc. * (a)                 39,200        452,368
Trimeris, Inc. * (a)                                82,400      3,764,032
Tularik, Inc. * (a)                                 10,400        103,376
                                                             ------------
                                                               24,895,484

DRUGS & HEALTH CARE - 4.00%
Andrx Corp. *                                       10,800        214,920
Biomarin Pharmaceutical, Inc. * (a)                 25,000        244,000
Cardinal Health, Inc. *                             25,800      1,658,940
CV Therapeutics, Inc. * (a)                         35,000      1,038,100
Decode Genetics, Inc.                               39,500        123,240
ImClone Systems, Inc. *                             53,200      1,682,184
NeoRx Corp. (a)                                     36,100        122,343
Novo Nordisk AS                                      3,200        112,191
STAAR Surgical Company * (a)                        38,500        446,600
                                                             ------------
                                                                5,642,518

ELECTRICAL EQUIPMENT - 0.13%
Wilson Greatbatch Technologies, Inc. * (a)           5,200        187,720
                                                             ------------

HEALTHCARE PRODUCTS - 11.65%
Advanced Neuromodulation Systems, Inc. * (a)        15,900        823,143
Aspect Medical Systems, Inc. * (a)                  58,100        428,778
Baxter International, Inc.                           8,100        210,600
Biomet, Inc. *                                      11,900        341,054
Boston Scientific Corp. *                           48,400      2,957,240
C.R. Bard, Inc.                                     13,200        941,292
EPIX Medical, Inc. * (a)                            37,350        528,503
Esperion Therapeutics, Inc. * (a)                   22,500        440,775
Fischer Imaging Corp. * (a)                         58,000        286,520
Guidant Corp. *                                      3,200        142,048
Henry Schein, Inc. *                                13,500        706,590
Johnson & Johnson *                                 24,500      1,266,650
MedImmune, Inc.                                     83,500      3,036,895
Medtronic, Inc. *                                    6,600        316,602
Repligen Corp. * (a)                                 1,900          9,842
Sanofi-Synthelabo SA                                16,400        962,069
St. Jude Medical, Inc. *                            15,500        891,250
Stryker Corp. *                                      6,400        443,968
The Medicines Company * (a)                         85,300      1,699,176
                                                             ------------
                                                               16,432,995

HEALTHCARE SERVICES - 11.31%
AdvancePCS *                                         8,900        340,247
Express Scripts, Inc. *                              3,400        231,914
HCA - The Healthcare Company *                      25,800        826,632
Laboratory Corp. of America Holdings *              48,000      1,447,200
Omnicare, Inc.                                     120,000      4,054,800
UnitedHealth Group, Inc. *                         123,800      6,220,950
Wellpoint Health Networks, Inc., Class A *          33,500      2,824,050
                                                             ------------
                                                               15,945,793

INDUSTRIALS - 0.29%
Waters Corp. *                                      14,200        413,646
                                                             ------------

INSURANCE - 4.36%
Anthem, Inc. *                                      79,600      6,141,140
                                                             ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES       VALUE
                                                    ------       -----
INTERNET CONTENT - 0.21%
WebMD Corp. *                                       27,300   $     295,659
                                                             -------------

LIFE SCIENCES - 0.62%
Symyx Technologies, Inc. *                          53,100         866,592
                                                             -------------

MEDICAL-HOSPITALS - 0.81%
Davita, Inc. *                                      14,800         396,344
Triad Hospitals, Inc. *                             30,200         749,564
                                                             -------------
                                                                 1,145,908

PHARMACEUTICALS - 30.70%
Abbott Laboratories,                                58,700       2,568,712
Abgenix, Inc. * (a),                                63,800         669,262
Actelion, Ltd.                                       6,500         433,782
Alexion Pharmaceuticals, Inc. * (a)                 24,500         417,725
Alkermes, Inc. * (a)                               140,600       1,511,450
Allergan, Inc.                                      29,000       2,235,900
AmerisourceBergen Corp. *                           10,900         755,915
Amylin Pharmaceuticals, Inc. * (a)                  28,900         632,621
AstraZeneca PLC, ADR *                              19,600         799,092
Barr Laboratories, Inc.                             17,300       1,133,150
Biocryst Pharmaceuticals, Inc. *                    32,100         116,812
Biovail Corp. *                                     40,500       1,905,930
Cubist Pharmaceuticals, Inc. * (a)                  73,500         783,510
Eli Lilly & Company *                               25,800       1,779,426
Forest Laboratories, Inc. *                         53,400       2,923,650
Fujisawa Pharmaceutical Company, Ltd.               18,500         347,295
Gilead Sciences, Inc. *                            114,100       6,341,678
ICN Pharmaceuticals, Inc. (a)                       27,200         455,872
Indevus Pharmaceuticals, Inc. * (a)                 55,100         343,824
Ivax Corp. *                                         6,800         121,380
Ligand Pharmaceuticals, Inc., Class B * (a)         26,970         366,521
Noven Pharmaceuticals, Inc. *                       39,100         400,384
NPS Pharmaceuticals, Inc. * (a)                     66,000       1,606,440
OSI Pharmaceuticals, Inc. * (a)                     25,400         818,134
Pfizer, Inc. *                                     157,380       5,374,527
Regeneron Pharmaceuticals, Inc.* (a)                19,100         300,825
Roche Holding AG                                     3,800         298,720
Salix Pharmaceuticals, Ltd. *                       64,500         676,605
Schering-Plough Corp. *                             32,700         608,220
Teva Pharmaceutical Industries, Ltd., ADR * (a)     38,700       2,203,190
Vertex Pharmaceuticals, Inc. *                      42,004         613,259
Vicuron Phamaceuticals, Inc.* (a)                   22,400         317,632
ViroPharma, Inc. * (a)                              28,300          73,580
Wyeth *                                             71,800       3,270,490
XOMA, Ltd. * (a)                                    16,200          86,346
                                                             -------------
                                                                43,291,860

TOTAL COMMON STOCK
(Cost: $102,264,701)                                         $ 115,259,315
                                                             -------------

                                              PRINCIPAL
                                               AMOUNT             VALUE
                                              ---------           -----
SHORT TERM INVESTMENTS - 18.27%
Navigator Securities Lending Trust,
  1.14%                                      $ 19,266,779     $ 19,266,779
T. Rowe Price Reserve Investment Fund               8,633            8,633
U.S. Treasury Bills
  0.84% due 09/18/2003                          6,500,000        6,487,689
                                                              ------------
                                                              $ 25,763,101

TOTAL INVESTMENTS (HEALTH SCIENCES
Trust)  (Cost: $128,026,928)                                  $141,022,416
                                                              ============

EMERGING GROWTH TRUST

                                                  SHARES          VALUE
                                                  ------          -----
COMMON STOCK - 80.99%
ADVERTISING - 1.72%
Aquantive, Inc. *                                 1,447         $   15,193
DoubleClick, Inc. *                               1,840             17,020
Getty Images, Inc. *                              1,050             43,365
                                                                ----------
                                                                    75,578

APPAREL & TEXTILES - 2.42%
Jos A Bank Clothiers, Inc. * (a)                    840             28,081
Quiksilver, Inc. *                                1,400             23,086
The Gymboree Corp. * (a)                          1,160             19,465
Wolverine World Wide, Inc. *                      1,870             36,016
                                                                ----------
                                                                   106,648

BANKING - 6.48%
BankUnited Financial Corp., Class A *             1,020             20,553
City National Corp. *                               810             36,093
Commerce Bancorp, Inc. *                            660             24,486
Commercial Federal Corp. *                        1,240             26,288
Doral Financial Corp. *                           1,040             46,436
MAF Bancorp, Inc. *                                 560             20,759
R & G Financial Corp., Class  B *                 1,330             39,501
Sterling Bancshares, Inc. *                         720              9,418
W Holding Company, Inc. *                         1,990             33,671
Wintrust Financial Corp. * (a)                      940             27,824
                                                                ----------
                                                                   285,029

BIOTECHNOLOGY - 2.01%
Applera Corp. - Celera Genomics Group             1,490             15,377
Bio-Rad Laboratories, Inc., Class A *               190             10,516
Covance, Inc. *                                   1,050             19,005
Exelixis, Inc. *                                  1,820             12,631
Protein Design Labs, Inc. * (a)                   1,180             16,496
Tanox, Inc. *                                       900             14,445
                                                                ----------
                                                                    88,470

BUSINESS SERVICES - 2.69%
Alliance Data Systems Corp. * (a)                 1,640             38,376
FTI Consulting, Inc. * (a)                          945             23,597
Navigant Consulting Company *                     2,070             24,529
West Corp. *                                      1,200             31,980
                                                                ----------
                                                                   118,482

CHEMICALS - 0.32%
The Scotts Company, Class A * (a)                   280             13,860
                                                                ----------

COLLEGES & UNIVERSITIES - 1.82%
Corinthian Colleges, Inc. *                         870             42,256
ITT Educational Services, Inc. *                  1,300             38,025
                                                                ----------
                                                                    80,281

COMPUTERS & BUSINESS EQUIPMENT - 3.82%
Cognizant Technology Solutions Corp., Class A *   1,140             27,770
GTECH Holdings Corp. *                            1,170             44,050
Intergraph Corp. * (a)                            1,190             25,585
Micros Systems, Inc. *                              610             20,118
NetScreen Technologies, Inc. *                      830             18,717
Pinnacle Systems, Inc. * (a)                      1,650             17,655
Western Digital Corp. *                           1,400             14,420
                                                                ----------
                                                                   168,315

CRUDE PETROLEUM & NATURAL GAS - 1.40%
Newfield Exploration Company                        610             22,905
Patina Oil & Gas Corp. *                            505             16,236
Patterson-UTI  Energy, Inc. *                       700             22,680
                                                                ----------
                                                                    61,821

DOMESTIC OIL - 1.98%
Denbury Resources, Inc. *                         2,270             30,486
Evergreen Resources, Inc. *                         440             23,896

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES     VALUE
                                                   ------     -----
DOMESTIC OIL - CONTINUED
Houston Exploration Company *                        620   $   21,514
Remington Oil Gas Corp. *                            600       11,028
                                                           ----------
                                                               86,924

DRUGS & HEALTH CARE - 1.69%
Alaris Medical Inc. *                              2,360       30,562
Biomarin Pharmaceutical, Inc. * (a)                1,710       16,689
Curagen Corp. * (a)                                2,500       13,875
Praecis Pharmaceuticals, Inc. * (a)                2,000        9,800
Vical, Inc. * (a)                                    765        3,328
                                                           ----------
                                                               74,254

ELECTRONICS - 5.44%
Artisan Components, Inc. *                         1,040       23,514
CTS Corp. *                                        2,390       24,976
Daktronics, Inc. *                                   460        7,521
Engineered Support Systems *                         800       33,480
FEI Company *                                      1,170       21,949
FLIR Systems, Inc. *                                 210        6,332
Foundry Networks, Inc. * (a)                       1,630       23,472
Harman International Inc. *                           80        6,331
Hutchinson Technology, Inc. *                      1,170       38,481
Imation Corp. *                                      470       17,775
Itron, Inc. * (a)                                  1,370       29,537
OSI Systems, Inc. *                                  380        6,103
                                                           ----------
                                                              239,471

FINANCIAL SERVICES - 2.08%
Blackrock, Inc., Class A * (a)                       220        9,909
Downey Financial Corp. * (a)                         690       28,497
Nuveen Investments, Inc., Class A *                  960       26,150
SEI Investment Company *                             840       26,880
                                                           ----------
                                                               91,436

FOOD & BEVERAGES - 0.45%
Constellation Brands, Inc., Class A * (a)            630       19,782
                                                           ----------

HEALTHCARE PRODUCTS - 4.32%
Advanced Medical Optics, Inc. *                    1,870       31,883
Coherent, Inc. *                                     820       19,418
ICU Medical, Inc. *                                1,080       33,642
Kensey Nash Corp. * (a)                            1,140       29,822
Merit Medical Systems, Inc. *                      1,070       21,379
Repligen Corp. * (a)                               4,150       21,497
The Medicines Company * (a)                          930       18,526
Thoratec Labs Corp. * (a)                            940       14,006
                                                           ----------
                                                              190,173

HEALTHCARE SERVICES - 3.84%
Coventry Health Care, Inc. *                         980       45,237
Mid-Atlantic Medical Services, Inc. *                620       32,426
Odyssey Healthcare, Inc. * (a)                       710       26,270
Sierra Health Services, Inc. *                     1,540       30,800
The Advisory Board Company *                         850       34,442
                                                           ----------
                                                              169,175

HOTELS & RESTAURANTS - 2.06%
Applebee's International, Inc. *                   1,170       36,773
Landry's Restaurants, Inc. * (a)                     740       17,464
Station Casinos, Inc. *                            1,440       36,360
                                                           ----------
                                                               90,597

HOUSEHOLD PRODUCTS - 0.54%
Dial Corp. *                                       1,220       23,729
                                                           ----------

INDUSTRIAL MACHINERY - 0.58%
Cognex Corp. *                                     1,000       22,350
FMC Technologies, Inc. * (a)                         150        3,158
                                                           ----------
                                                               25,508

INSURANCE - 2.91%
American Financial Group, Inc. (a)                 1,050       23,940
Hilb, Rogal and Hamilton Company * (a)               590       20,083
Protective Life Corp.                                940       25,145
Reinsurance Group of America, Inc. * (a)           1,120       35,952
Stancorp Financial Group, Inc. *                     440       22,977
                                                           ----------
                                                              128,097

INTERNET CONTENT - 0.60%
Harris Interactive, Inc. *                         1,230        8,106
Looksmart, Ltd. *                                  6,400       18,112
                                                           ----------
                                                               26,218

INTERNET SERVICE PROVIDER - 0.41%
United Online, Inc. *                                720       18,245
                                                           ----------

INTERNET SOFTWARE - 2.05%
Checkfree Corp. * (a)                                820       22,829
Digital River, Inc. *                              2,220       42,846
Macromedia, Inc. * (a)                             1,170       24,617
                                                           ----------
                                                               90,292

LEISURE TIME - 1.23%
Movie Gallery, Inc. * (a)                          1,140       21,033
Scientific Games Corp., Class A *                  3,510       32,994
                                                           ----------
                                                               54,027

MEDICAL-HOSPITALS - 0.72%
VCA Antech, Inc. *                                 1,630       31,899
                                                           ----------

METAL & METAL PRODUCTS - 0.30%
Quanex Corp. *                                       440       13,077
                                                           ----------

PETROLEUM SERVICES - 1.24%
Atwood Oceanics, Inc.                                560       15,204
Grey Wolf, Inc. *                                  4,680       18,907
Superior Energy Services, Inc. * (a)               2,150       20,382
                                                           ----------
                                                               54,493

PHARMACEUTICALS - 2.99%
Abgenix, Inc. *,                                   1,750       18,357
Alkermes, Inc. *                                   1,670       17,953
American Pharmaceutical Partners, Inc. *             910       30,849
Celgene Corp. *                                      620       18,848
Guilford Pharmaceuticals, Inc. * (a)               2,960       13,438
Pharmacyclics, Inc. * (a)                          2,520       11,945
XOMA, Ltd. * (a)                                   3,770       20,094
                                                           ----------
                                                              131,484

POLLUTION CONTROL - 0.74%
Stericycle, Inc. *                                   850       32,708
                                                           ----------

RETAIL GROCERY - 0.65%
Pathmark Stores, Inc. *                            1,000        7,650
United Natural Foods, Inc. *                         750       21,105
                                                           ----------
                                                               28,755

RETAIL TRADE - 5.51%
Abercrombie & Fitch Company, Class A (a)             690       19,603
Chico's FAS, Inc. * (a)                            1,410       29,681
Claire's Stores, Inc. *                              930       23,585
Guitar Center, Inc. (a)                            1,100       31,900
Hot Topic, Inc. *                                    940       25,295
MSC Industrial Direct Company, Inc., Class A *     1,570       28,103
Pacific Sunwear of California, Inc. (a)            1,150       27,704
Sharper Image Corp. * (a)                            590       16,089
Steven Madden, Ltd. *                              1,010       22,058
Tuesday Morning Corp. * (a)                          700       18,410
                                                           ----------
                                                              242,428

SEMICONDUCTORS - 4.39%
Cree, Inc. *                                       1,450       23,606
Emulex Corp. *                                     1,350       30,739
Exar Corp. *                                       1,550       24,537

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES    VALUE
                                                   ------    -----
SEMICONDUCTORS - CONTINUED
Fairchild Semiconductor Corp., Class A *           1,860   $   23,789
MEMC Electronic Materials, Inc. *                  1,200       11,760
Microsemi Corp. * (a)                              1,150       18,400
Power Integrations, Inc. * (a)                     1,040       25,293
Semtech Corp. *                                    1,640       23,354
Silicon Image, Inc. *                              2,110       11,774
                                                           ----------
                                                              193,252

SOFTWARE - 7.64%
ANSYS, Inc. *                                      1,170       36,387
Ascential Software Corp. * (a)                     1,150       18,906
Avid Technology, Inc. *                              590       20,691
CIBER, Inc. *                                      3,450       24,219
Documentum, Inc. *                                 1,520       29,898
eResearch Technology, Inc. * (a)                   2,400       53,184
Group 1 Software, Inc. *                             402        7,369
Intermediate Telephone, Inc. *                     1,080       22,918
McDATA Corp., Class A *                            1,790       26,259
Packeteer, Inc. *                                  1,720       26,780
Progress Software Corp. *                          1,290       26,742
Serena Software, Inc. *                            1,870       39,046
Verint Systems,  Inc. *                              160        4,066
                                                           ----------
                                                              336,465

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.92%
ADTRAN, Inc. *                                       260       13,265
Applied Signal Technology, Inc.                      169        2,851
Westell Technologies, Inc., Class A * (a)          2,810       24,307
                                                           ----------
                                                               40,423

TELEPHONE - 0.66%
Harris Corp. *                                       970       29,149
                                                           ----------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.83%
Marval Enterprises, Inc. * (a)                     1,910       36,481
                                                           ----------

TRANSPORTATION - 0.75%
J.B. Hunt Transport Services,  Inc.                  870       32,843
                                                           ----------

TRUCKING & FREIGHT - 0.79%
Knight Transportation, Inc. *                      1,400       34,860
                                                           ----------

TOTAL COMMON STOCK
(Cost: $3,398,433)                                         $3,564,729
                                                           ----------

                                               PRINCIPAL
                                                AMOUNT       VALUE
                                                ------       -----
SHORT TERM INVESTMENTS - 15.15%
Navigator Securities Lending Trust,
  1.14%                                      $  666,987     $  666,987
                                                            ----------

REPURCHASE AGREEMENTS - 3.86%
Repurchased Agreement with State
  Street Corp., dated 06/30/2003 at
  0.92% to be repurchased at
  $170,004 on 07/01/2003,
  collateralized by $120,000 U.S.
  Treasury Bonds, 8.125% due
  08/15/2019 (valued at $176,550,
  including interest).                          170,000     $  170,000
                                                            ----------

TOTAL INVESTMENTS (EMERGING GROWTH
Trust) (Cost: $4,235,420)                                   $4,401,716
                                                            ==========

AGGRESSIVE GROWTH TRUST

                                                   SHARES       VALUE
                                                   ------       -----
COMMON STOCK - 75.38%
ADVERTISING - 0.47%
DoubleClick, Inc. *                                51,200    $    473,600
Getty Images, Inc. *                               23,600         974,680
                                                             ------------
                                                                1,448,280

AEROSPACE - 0.88%
Aeroflex, Inc.                                     62,600         484,524
Alliant Techsystems, Inc. *                        35,800       1,858,378
Verdian Corp. *                                     9,800         341,922
                                                             ------------
                                                                2,684,824

AIR TRAVEL - 0.11%
Frontier Airlines, Inc. *                          35,500         322,340
                                                             ------------

APPAREL & TEXTILES - 0.52%
Cintas Corp. *                                     17,000         602,480
Quiksilver, Inc. *                                 28,200         465,018
The Gymboree Corp. *                               30,900         518,502
                                                             ------------
                                                                1,586,000

AUTO PARTS - 0.76%
Gentex Corp. *                                     51,100       1,564,171
Lear Corp. *                                       16,500         759,330
                                                             ------------
                                                                2,323,501

BANKING - 2.42%
Digital Insight Corp. * (a)                        22,300         424,815
Doral Financial Corp. *                            37,700       1,683,305
East West Bancorp, Inc. *                          12,800         462,592
Investors Financial Services Corp. * (a)           69,600       2,019,096
Prosperity Bancshares, Inc. *                      23,000         442,750
Silicon Valley Bancshares * (a)                    14,200         338,102
Southwest BanCorp of Texas, Inc. *                 33,400       1,085,834
Sterling Bancshares, Inc. *                        16,300         213,204
UCBH Holdings, Inc. *                              17,600         504,768
Whitney Holding Corp. *                             7,550         241,374
                                                             ------------
                                                                7,415,840

BIOTECHNOLOGY - 1.40%
Affymetrix, Inc. *                                 23,100         455,301
Cephalon, Inc. * (a)                                6,600         271,656
Charles River Laboratories International,
  Inc. * (a)                                       19,400         624,292
Covance, Inc. *                                    18,900         342,090
CTI Molecular Imaging, Inc. * (a)                  21,800         412,238
Digene Corp. (a)                                   28,000         762,440
Integra Lifesciences Holdings, Inc. * (a)          20,500         540,790
Invitrogen Corp. *                                 14,800         567,876
Martek Biosciences Corp. *                          7,300         313,462
                                                             ------------
                                                                4,290,145

BROADCASTING - 1.11%
Cox Radio, Inc., Class A *                         17,200         397,492
Entercom Communications Corp. *                     5,500         269,555
Entravision Communications Corp.,  Class A *       45,600         517,560
Hispanic Broadcasting Corp. *                      30,300         771,135
Radio One, Inc., Class A *                         22,600         403,636
Radio One, Inc., Class D * (a)                     26,500         470,905
Westwood One, Inc. *                               17,000         576,810
                                                             ------------
                                                                3,407,093

BUILDING MATERIALS & CONSTRUCTION - 0.16%
Trex Company, Inc. * (a)                           12,400         486,700
                                                             ------------

BUSINESS SERVICES - 7.81%
Affiliated Computer Services, Inc., Class A (a)    49,900       2,281,927
Alliance Data Systems Corp. *                      14,500         339,300
Corporate Executive Board Company *                38,700       1,579,734
Euronet Worldwide, Inc. * (a)                      47,300         511,313

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
BUSINESS SERVICES - CONTINUED
FactSet Research Systems, Inc. * (a)                    16,200    $    713,610
Fiserv, Inc. *                                          76,400       2,720,604
Forrester Research, Inc. *                              23,100         377,916
FTI Consulting, Inc. * (a)                              16,500         412,005
Insight Enterprises, Inc. *                             40,700         409,442
Iron Mountain, Inc. *                                   34,550       1,281,459
Jacobs Engineering Group, Inc. *                        72,600       3,060,090
Kroll, Inc. (a)                                         17,800         481,668
Paychex, Inc. *                                         65,600       1,922,736
Reynolds & Reynolds Company, Class A *                  22,800         651,168
Robert Half International, Inc. *                      134,000       2,537,960
Scansource, Inc. * (a)                                  17,000         454,750
SunGuard Data Systems, Inc. *                          117,200       3,036,652
The Titan Corp. *                                       33,000         339,570
                                                                  ------------
                                                                    23,941,618

CABLE AND TELEVISION - 0.24%
TiVo, Inc. * (a)                                        60,000         741,000
                                                                  ------------

CHEMICALS - 0.57%
Albany Molecular Research, Inc. *                       22,100         333,710
Techne Corp. * (a)                                      18,900         573,426
Valspar Corp. *                                         19,700         831,734
                                                                  ------------
                                                                     1,738,870

COLLEGES & UNIVERSITIES - 0.33%
Career Education Corp. *                                 5,800         396,836
Corinthian Colleges, Inc. *                             12,800         621,696
                                                                  ------------
                                                                     1,018,532

COMPUTERS & BUSINESS EQUIPMENT - 4.85%
Anteon International Corp. *                            11,500         320,965
Applied Films Corp. * (a)                               36,900         954,972
Avocent Corp.                                           52,600       1,574,318
CACI International, Inc., Class A *                     34,400       1,179,920
CDW Corp. *                                             56,500       2,587,700
Cognizant Technology Solutions Corp., Class A *         20,400         496,944
Cray, Inc. * (a)                                        41,000         323,900
DST Systems, Inc. *                                     41,400       1,573,200
Fair Isaac Corp. * (a)                                  11,800         607,110
Kronos, Inc. *                                          10,200         518,262
M-Systems Flash Disk Pioneers, Ltd.                     40,800         454,104
National Instruments Corp. (a)                          44,000       1,662,320
Neoware Systems, Inc. *                                 22,100         339,014
NetScreen Technologies, Inc. * (a)                      27,400         617,870
Pinnacle Systems, Inc. *                                46,600         498,620
Sandisk Corp. *                                         20,300         819,105
Tech Data Corp. *                                       12,000         320,520
                                                                  ------------
                                                                    14,848,844

CONSTRUCTION & MINING EQUIPMENT - 0.54%
National Oilwell, Inc.                                  75,200       1,654,400
                                                                  ------------

COSMETICS & TOILETRIES - 0.10%
Steiner Leisure, Ltd. *                                 20,300         296,380
                                                                  ------------

CRUDE PETROLEUM & NATURAL GAS - 1.64%
Chesapeake Energy Corp. *                               64,900         655,490
Newfield Exploration Company                            44,100       1,655,955
Patterson-UTI  Energy, Inc. *                           73,200       2,371,680
Quicksilver Resources, Inc. *                           14,500         347,275
                                                                  ------------
                                                                     5,030,400

DOMESTIC OIL - 0.46%
Evergreen Resources, Inc. *                              6,600         358,446
Forest Oil Corp. *                                      17,000         427,040
Spinnaker Exploration Company * (a)                     23,300         610,460
                                                                  ------------
                                                                     1,395,946

DRUGS & HEALTH CARE - 0.12%
Genencor International, Inc. * (a)                      22,400         368,928
                                                                  ------------

EDUCATIONAL SERVICES - 0.79%
Apollo Group, Inc., Class A *                           14,625         903,240
Education Management Corp. *                            12,400         659,432
Leapfrog Enterprises, Inc., Class A * (a)               17,000         540,770
Sylvan Learning Systems, Inc. *                         13,900         317,476
                                                                  ------------
                                                                     2,420,918

ELECTRICAL EQUIPMENT - 0.65%
Anaren, Inc. * (a)                                      22,700         212,699
Power-One, Inc. *                                       40,300         288,145
Tektronix, Inc. *                                       25,500         550,800
Wilson Greatbatch Technologies, Inc. * (a)              25,600         924,160
                                                                  ------------
                                                                     1,975,804

ELECTRONICS - 3.50%
Daktronics, Inc. *                                      24,200         395,670
Engineered Support Systems *                            12,150         508,477
FEI Company *                                           29,200         547,792
Fisher Scientific International, Inc.                   83,400       2,910,660
FLIR Systems, Inc. *                                    24,200         729,630
Harman International Inc. *                              6,900         546,066
Hutchinson Technology, Inc. *                            9,500         312,455
II-VI, Inc. *                                           23,000         530,840
Keithley Instruments, Inc.                              31,100         449,395
Kemet Corp.                                             25,300         255,530
L-3 Communications Holdings, Inc. * (a)                 26,200       1,139,438
Photon Dynamics, Inc. * (a)                             25,000         690,750
Pixelworks, Inc. * (a)                                  37,700         223,938
Trimble Navigation, Ltd. *                              27,300         625,989
Varian, Inc. *                                          25,000         866,750
                                                                  ------------
                                                                    10,733,380

FINANCIAL SERVICES - 2.38%
Affiliated Managers Group, Inc. *,                       9,200         560,740
H & R Block, Inc. *                                     29,600       1,280,200
Jeffries Group, Inc. (a)                                 9,300         463,047
Legg Mason, Inc. *                                      38,400       2,494,080
Lehman Brothers Holdings, Inc.                          31,800       2,114,064
NCO Group, Inc.                                         20,400         365,364
                                                                  ------------
                                                                     7,277,495

FOOD & BEVERAGES - 0.58%
Horizon Organic Holding Corp. * (a)                     20,400         486,132
Performance Food Group Company * (a)                    20,000         740,000
Starbucks Corp. *                                       22,600         554,152
                                                                  ------------
                                                                     1,780,284

HEALTHCARE PRODUCTS - 3.28%
Advanced Neuromodulation Systems, Inc. *                 8,700         450,399
American Medical Systems Holdings, Inc. * (a)           17,100         288,477
Biomet, Inc. *                                          31,600         905,656
Biosite, Inc. * (a)                                      8,400         404,040
Bruker AXS, Inc. *                                      70,000         214,900
Bruker Daltonics, Inc. * (a)                            44,200         235,586
Cytyc Corp. *                                           49,000         515,480
Diagnostic Products Corp. *                             11,800         484,390
Gen-Probe, Inc. *                                       11,800         482,266
ICU Medical, Inc. * (a)                                 15,000         467,250
Patterson Dental Company *                              15,600         707,928
Priority Healthcare Corp., Class B * (a)                14,500         268,975
STERIS Corp. *                                          20,200         466,418
The Cooper Companies, Inc. * (a)                        23,100         803,187
Varian Medical Systems, Inc. *                          13,700         788,709
VISX, Inc. *                                            24,600         426,810
Wright Medical Group, Inc. * (a)                        20,500         389,500
Zimmer Holdings, Inc. *                                 28,400       1,279,420

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
HEALTHCARE PRODUCTS -  CONTINUED
Zoll Medical Corp. * (a)                                14,500    $    486,620
                                                                  ------------
                                                                    10,066,011

HEALTHCARE SERVICES - 4.45%
Accredo Health, Inc. *                                  28,200         614,760
Caremark Rx, Inc. *                                    100,000       2,568,000
Express Scripts, Inc. * (a)                             36,700       2,503,307
First Health Group Corp. *                              68,300       1,885,080
ICON PLC, ADR *                                         19,900         633,218
Lincare Holdings, Inc. *                                30,500         961,055
Mid-Atlantic Medical Services, Inc. *                   11,600         606,680
Odyssey Healthcare, Inc. *                              19,800         732,600
Omnicare, Inc.                                          58,800       1,986,852
Pediatrix Medical Group, Inc. *                         11,800         420,670
The Advisory Board Company *                            17,900         725,308
                                                                  ------------
                                                                    13,637,530

HOMEBUILDERS - 0.23%
D.R. Horton, Inc. *                                     14,800         415,880
Toll Brothers, Inc. *                                   10,100         285,931
                                                                  ------------
                                                                       701,811

HOTELS & RESTAURANTS - 2.91%
Alliance Gaming Corp. *                                 31,300         591,883
Brinker International, Inc. *                           20,800         749,216
CBRL Group, Inc. *                                      16,400         637,304
Kerzner International Ltd *                             15,300         492,813
Krispy Kreme Doughnuts, Inc. * (a)                      12,200         502,396
Mandalay Resort Group * (a)                             13,300         423,605
P.F. Chang's China Bistro, Inc. * (a)                   20,200         994,042
Panera Bread Company, Class A * (a)                     17,800         712,000
RARE Hospitality International, Inc. *                  21,500         702,620
Shuffle Master, Inc. * (a)                              23,100         678,909
Sonic Corp. *                                           46,450       1,181,224
Station Casinos, Inc. * (a)                             22,900         578,225
The Cheesecake Factory, Inc. *                          18,300         656,787
                                                                  ------------
                                                                     8,901,024

HOUSEHOLD PRODUCTS - 0.10%
Select Comfort Corp. * (a)                              19,000         311,220
                                                                  ------------

INDUSTRIAL MACHINERY - 0.30%
AGCO Corp. *                                            23,800         406,504
FMC Technologies, Inc. *                                24,300         511,515
                                                                  ------------
                                                                       918,019

INDUSTRIALS - 0.86%
Fastenal Company * (a)                                  77,200       2,620,168
                                                                  ------------

INSURANCE - 1.64%
Aetna, Inc. *                                           17,100       1,029,420
Brown & Brown, Inc. *                                   40,500       1,316,250
Fidelity National Financial, Inc.                       12,087         371,796
HCC Insurance Holdings, Inc.                            63,500       1,877,695
Hilb, Rogal & Hamilton Company * (a)                    12,800         435,712
                                                                  ------------
                                                                     5,030,873

INTERNET CONTENT - 0.13%
Websense, Inc. * (a)                                    25,400         397,764
                                                                  ------------

INTERNET RETAIL - 0.21%
eBay, Inc. *                                             6,225         648,521
                                                                  ------------

INTERNET SERVICE PROVIDER - 0.17%
eSPEED, Inc., Class A * (a)                             26,400         521,664
                                                                  ------------

INTERNET SOFTWARE - 1.30%
Checkfree Corp. * (a)                                   44,000       1,224,960
Macromedia, Inc. *                                      48,800       1,026,752
Networks Associates, Inc. *                             23,562         298,766
Safenet Inc. * (a)                                      22,800         637,944
Symantec Corp. *                                        18,000         789,480
                                                                  ------------
                                                                     3,977,902

LEISURE TIME - 0.65%
Hollywood Entertainment Corp. *                         23,200         399,040
Imax Corp. * (a)                                        41,600         374,400
Penn National Gaming, Inc. *                            25,200         517,860
Pixar, Inc. * (a)                                       11,700         711,828
                                                                  ------------
                                                                     2,003,128

MANUFACTURING - 0.97%
Danaher Corp. *                                         43,600       2,966,980
                                                                  ------------

MEDICAL-HOSPITALS - 2.67%
Community Health Systems, Inc. * (a)                    92,100       1,789,503
Davita, Inc. *                                          17,000         455,260
Health Management Associates, Inc., Class A *          134,100       2,474,145
Lifepoint Hospitals, Inc. * (a)                         27,700         580,038
ResMed, Inc. * (a)                                      60,300       2,363,760
Triad Hospitals, Inc. *                                 20,400         506,328
                                                                  ------------
                                                                     8,169,034

OFFICE FURNISHINGS & SUPPLIES - 0.33%
Staples, Inc. *                                         55,600       1,020,260
                                                                  ------------

PETROLEUM SERVICES - 3.42%
Cal Dive International, Inc. *                          42,800         933,040
ENSCO International, Inc. *                             49,900       1,342,310
Grey Wolf, Inc. *                                      100,400         405,616
Gulfmark Offshore, Inc. * (a)                           30,000         506,400
Key Energy Services, Inc.                               61,300         657,136
Nabors Industries, Ltd. *                               30,000       1,186,500
Pride International, Inc. *                             90,300       1,699,446
Smith International, Inc. *                             30,300       1,113,222
Superior Energy Services, Inc. *                        30,000         284,400
Universal Compression Holdings, Inc. * (a)              20,300         423,458
Varco International, Inc. *                             77,800       1,524,880
W-H Energy Services, Inc. *                             19,800         385,704
                                                                  ------------
                                                                    10,462,112

PHARMACEUTICALS - 3.17%
aaiPharma, Inc. * (a)                                   40,199         799,156
American Pharmaceutical Partners, Inc. * (a)            15,800         535,620
AmerisourceBergen Corp. *                               43,300       3,002,855
Barr Laboratories, Inc.                                  7,200         471,600
Connetics Corp. * (a)                                   27,600         413,172
Medicis Pharmaceutical Corp., Class A *                 57,500       3,260,250
Pharmaceutical Product Development, Inc. *              14,600         419,458
Taro Pharmaceutical Industries, Ltd. * (a)              15,000         823,200
                                                                  ------------
                                                                     9,725,311

PLASTICS - 0.11%
Spartech Corp. *                                        16,500         349,965
                                                                  ------------

POLLUTION CONTROL - 0.26%
Stericycle, Inc. *                                      20,600         792,688
                                                                  ------------

RETAIL GROCERY - 0.43%
United Natural Foods, Inc. * (a)                        31,300         880,782
Whole Foods Market, Inc. *                               9,200         437,276
                                                                  ------------
                                                                     1,318,058

RETAIL TRADE - 6.21%
99 Cents Only Stores * (a)                              25,700         882,024
Bed Bath & Beyond, Inc.                                 38,300       1,486,423
Best Buy Company, Inc. *                                33,800       1,484,496
CarMax, Inc. *                                          28,100         847,215

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES          VALUE
                                                       ------          -----
RETAIL TRADE - CONTINUED
Chico's FAS, Inc. * (a)                                 40,100    $    844,105
Christopher & Banks Corp. *                             15,300         565,947
Claire's Stores, Inc. *                                 15,300         388,008
Dollar Tree Stores, Inc. *                              23,400         742,482
Fossil, Inc. * (a)                                      20,400         480,624
Fred's, Inc., Class A * (a)                             18,800         698,984
GameStop Corp. *                                        32,700         422,484
Hot Topic, Inc. * (a)                                   27,800         748,098
J. Jill Group, Inc. *                                   25,599         431,087
Kohl's Corp. *                                          11,600         596,008
MSC Industrial Direct Company, Inc.,  Class A *         28,100         502,990
Pacific Sunwear of California, Inc.                     84,000       2,023,560
Regis Corp. *                                           43,700       1,269,485
Rent-A-Center, Inc. *                                    4,400         333,564
The TJX Companies, Inc. *                               33,500         631,140
Too, Inc. *                                             20,600         417,150
Tractor Supply Company * (a)                            12,800         611,200
Urban Outfitters, Inc. * (a)                            18,064         648,498
Williams-Sonoma, Inc. *                                 67,400       1,968,080
                                                                  ------------
                                                                    19,023,652

SANITARY SERVICES - 0.20%
Waste Connections, Inc. * (a)                           17,700         620,385
                                                                  ------------

SEMICONDUCTORS - 4.31%
02Micro International, Ltd. * (a)                       39,500         636,345
Actel Corp. * (a)                                       29,500         604,750
ChipPac, Inc., Class A * (a)                           116,900         896,623
Credence Systems Corp. * (a)                            24,000         203,280
Cree, Inc. * (a)                                        34,000         553,520
Cymer, Inc. * (a)                                       21,800         697,818
Exar Corp. *                                            22,500         356,175
Genesis Microchip, Inc. * (a)                           25,000         338,500
Integrated Circuit Systems, Inc. *                      30,200         949,186
Intersil Corp., Class A *                               18,904         503,035
Linear Technology Corp. *                               41,000       1,320,610
Marvell Technology Group, Ltd. *                        15,000         515,550
Microchip Technology, Inc. *                            73,075       1,790,337
Mykrolis Corp. *                                        61,100         620,165
NVIDIA Corp. * (a)                                      23,600         543,036
Omnivision Technologies, Inc. * (a)                     19,000         592,800
Semtech Corp. *                                         33,200         472,768
Skyworks Solutions, Inc. * (a)                          50,900         344,593
Varian Semiconductor Equipment
   Associates, Inc. *                                   23,000         684,480
Zoran Corp. * (a)                                       30,750         590,708
                                                                  ------------
                                                                    13,214,279

SOFTWARE - 2.54%
Autodesk, Inc. *                                        25,500         412,080
Borland Software Corp. *                                33,500         327,295
Business Objects SA, ADR * (a)                          23,000         504,850
Cognos, Inc. *                                          49,800       1,344,600
Documentum, Inc. * (a)                                  43,500         855,645
Epiq Systems, Inc. * (a)                                14,400         247,248
eResearch Technology, Inc. * (a)                        17,000         376,720
Macrovision Corp.                                       30,800         613,536
Magma Design Automation, Inc. * (a)                     17,500         300,125
McDATA Corp., Class A * (a)                             48,100         705,627
Micromuse, Inc. *                                       69,500         555,305
Red Hat, Inc.                                           81,600         617,712
Take-Two Interactive Software, Inc. * (a)               20,400         578,136
THQ, Inc. *                                             19,300         347,400
                                                                  ------------
                                                                     7,786,279

STEEL - 0.10%
Gibraltar Steel Corp. *                                 15,100         309,248
                                                                  ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.20%
UTStarcom, Inc. * (a)                                  103,400       3,677,938
                                                                  ------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.11%
Marval Enterprises, Inc. * (a)                          18,400         351,440
                                                                  ------------

TRANSPORTATION - 0.34%
C. H. Robinson Worldwide, Inc. *                        28,900       1,027,684
                                                                  ------------

TRUCKING & FREIGHT - 0.39%
Expeditores International of Washington, Inc. *         34,700       1,202,008
                                                                  ------------

TOTAL COMMON STOCK
(Cost: $213,224,950)                                              $230,940,478
                                                                  ------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                      ------          -----
SHORT TERM INVESTMENTS - 17.60%
Navigator Securities Lending Trust,
  1.14%                                            $53,925,131    $ 53,925,131

REPURCHASE AGREEMENTS - 7.02%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  1.15%, to be repurchased at
  $21,497,687 on 07/01/2003,
  collateralized by $21,495,000
  Federal Home Loan Bank, 2.25%
  due 08/13/2004 (valued at
  $21,931,606, including interest).                 21,497,000    $ 21,497,000
                                                                  ------------

TOTAL INVESTMENTS (AGGRESSIVE GROWTH
TRUST) (Cost: $288,647,081)                                       $306,362,609
                                                                  ============

EMERGING SMALL COMPANY TRUST

                                                       SHARES        VALUE
                                                       ------        -----
COMMON STOCK - 72.34%
ADVERTISING - 0.55%
Aquantive, Inc. *                                       58,900    $    618,450
Lamar Advertising Company, Class A *                    23,500         827,435
ValueClick, Inc. *                                     158,300         954,549
                                                                  ------------
                                                                     2,400,434

AGRICULTURE - 1.43%
Bunge, Ltd. *                                          219,700       6,283,420
                                                                  ------------

AIR TRAVEL - 0.59%
Alaska Air Group, Inc. (a)                              49,400       1,059,630
SkyWest, Inc. *                                         80,000       1,524,800
                                                                  ------------
                                                                     2,584,430

APPAREL & TEXTILES - 0.66%
Wolverine World Wide, Inc. *                           150,100       2,890,926
                                                                  ------------

AUTO PARTS - 1.15%
Gentex Corp. *  (a)                                    165,000       5,050,650
                                                                  ------------

BANKING - 1.13%
Silicon Valley Bancshares * (a)                         72,500       1,726,225
TCF Financial Corp. *                                   33,500       1,334,640
WFS Financial, Inc. *                                   56,700       1,900,017
                                                                  ------------
                                                                     4,960,882

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES        VALUE
                                                       ------        -----
BIOTECHNOLOGY - 0.76%
Integra Lifesciences Holdings, Inc. *                   45,900    $  1,210,842
Intermune, Inc. * (a)                                   86,000       1,385,460
Kosan Biosciences, Inc. *                              123,000         725,700
                                                                  ------------
                                                                     3,322,002

BROADCASTING - 2.41%
Entercom Communications Corp. *                         40,000       1,960,400
Entravision Communications Corp.,  Class A *           399,900       4,538,865
Hispanic Broadcasting Corp. *                           75,000       1,908,750
Mediacom Communications Corp., Class A * (a)           125,000       1,233,750
Radio One, Inc., Class A *                              27,300         487,578
Radio One, Inc., Class D *                              25,300         449,581
                                                                  ------------
                                                                    10,578,924

BUSINESS SERVICES - 3.46%
BearingPoint, Inc. *                                    82,900         799,985
Brinks Company *                                       131,100       1,910,127
Corporate Executive Board Company *                     68,000       2,775,760
Entrust Technologies, Inc. *                           500,000       1,470,000
MAXIMUS, Inc. * (a)                                    125,000       3,453,750
PRG-Schultz International, Inc. * (a)                  154,600         912,140
Quest Software, Inc. * (a)                             120,000       1,428,000
Resources Connection, Inc. *                            40,000         954,400
Robert Half International, Inc. *                       25,000         473,500
Sapient Corp. *                                         97,000         268,690
Wind River Systems, Inc. *                             181,500         691,515
                                                                  ------------
                                                                    15,137,867

CELLULAR COMMUNICATIONS - 0.46%
Nii Holdings, Inc. *                                    52,900       2,024,483
                                                                  ------------

CHEMICALS - 3.71%
FMC Corp. *                                            100,000       2,263,000
Minerals Technologies, Inc.                             45,000       2,189,700
NOVA Chemicals Corp. *                                 180,000       3,429,000
Olin Corp. *                                           220,000       3,762,000
Valspar Corp. *                                        109,000       4,601,980
                                                                  ------------
                                                                    16,245,680

COMPUTERS & BUSINESS EQUIPMENT - 2.88%
Avocent Corp.                                           89,996       2,693,580
Fair Issac, Corp. * (a)                                 83,039       4,272,357
National Instruments Corp. (a)                         150,000       5,667,000
                                                                  ------------
                                                                    12,632,937

CONSTRUCTION & MINING EQUIPMENT - 0.61%
Rowan Companies, Inc. *                                120,000       2,688,000
                                                                  ------------

CRUDE PETROLEUM & NATURAL GAS - 2.41%
Cabot Oil & Gas Corp., Class A *                        60,000       1,656,600
Chesapeake Energy Corp. *                              210,000       2,121,000
Hydril Company *                                       118,000       3,215,500
Newfield Exploration Company                            95,000       3,567,250
                                                                  ------------
                                                                    10,560,350

DOMESTIC OIL - 1.08%
Frontier Oil Corp. *                                    10,600         161,120
Oil States International, Inc. *                       120,000       1,452,000
Spinnaker Exploration Company *                         53,000       1,388,600
Tom Brown, Inc. *                                       62,000       1,722,980
                                                                  ------------
                                                                     4,724,700

DRUGS & HEALTH CARE - 1.24%
ALPHARMA, Inc., Class A                                 67,400       1,455,840
Cerus Corp. * (a)                                       90,000         677,700
Renal Care Group, Inc. *                                62,900       2,214,709
Ventana Medical Systems, Inc. * (a)                     39,900       1,084,482
                                                                  ------------
                                                                     5,432,731

EDUCATIONAL SERVICES - 0.16%
Learning Tree International, Inc. *                     45,000         703,350
                                                                  ------------

ELECTRICAL EQUIPMENT - 1.75%
Anaren, Inc. * (a)                                     102,800         963,236
Tektronix, Inc. *                                      310,000       6,696,000
                                                                  ------------
                                                                     7,659,236

ELECTRIC UTILITIES - 0.04%
Sierra Pacific Resources * (a)                          30,100         178,794
                                                                  ------------

ELECTRONICS - 2.61%
Electro Scientific Industries, Inc. *                   12,300         186,468
L-3 Communications Holdings, Inc. * (a)                 50,000       2,174,500
Synopsys, Inc. *                                        64,600       3,995,510
Teleflex, Inc. *                                        30,000       1,276,500
Varian, Inc. *                                         110,000       3,813,700
                                                                  ------------
                                                                    11,446,678

ENERGY - 0.30%
Energen Corp. *                                         40,000       1,332,000
                                                                  ------------

FINANCIAL SERVICES - 2.88%
Federated Investors, Inc., Class B *                   115,000       3,153,300
Financial Federal Corp. * (a)                           70,000       1,708,000
Investment Technology Group, Inc. *                     33,000         613,800
LaBranche & Company, Inc. * (a)                        180,000       3,724,200
Waddell & Reed Financial, Inc., Class A *               90,000       2,310,300
Westcorp, Inc. *                                        40,000       1,120,000
                                                                  ------------
                                                                    12,629,600

FOOD & BEVERAGES - 0.36%
Performance Food Group Company * (a)                    42,200       1,561,400
                                                                  ------------

GAS & PIPELINE UTILITIES - 0.25%
Atmos Energy Corp. *                                    43,800       1,086,240
                                                                  ------------

HEALTHCARE PRODUCTS - 2.17%
Coherent, Inc. *                                       106,700       2,526,656
Conceptus, Inc. * (a)                                  228,000       3,203,400
Thoratec Corp. * (a)                                   136,200       2,029,380
Varian Medical Systems, Inc. *                          30,000       1,727,100
                                                                  ------------
                                                                     9,486,536

HEALTHCARE SERVICES - 1.06%
Coventry Health Care, Inc. *                            41,400       1,911,024
Select Medical Corp. *                                  36,300         901,329
Sierra Health Services, Inc. *                          90,700       1,814,000
                                                                  ------------
                                                                     4,626,353

HOTELS & RESTAURANTS - 1.16%
Argosy Gaming Corp. *                                   85,000       1,777,350
Jack In the Box, Inc. *                                 64,000       1,427,200
Station Casinos, Inc. * (a)                             75,000       1,893,750
                                                                  ------------
                                                                     5,098,300

INDUSTRIAL MACHINERY - 1.09%
CNH Global NV *                                         70,000         667,800
Flowserve Corp. *                                      164,000       3,225,880
Milacron, Inc.                                         178,600         873,354
                                                                  ------------
                                                                     4,767,034

INSURANCE - 0.10%
Radian Group, Inc. *                                    11,400         417,810
                                                                  ------------

INTERNATIONAL OIL - 0.09%
Trico Marine Services, Inc. *                          103,700         406,504
                                                                  ------------

INTERNET CONTENT - 0.23%
Overture Services, Inc. * (a)                           56,000       1,015,280
                                                                  ------------

INTERNET SERVICE PROVIDER - 0.13%
United Online, Inc. *                                   22,700         575,218
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES        VALUE
                                                       ------        -----
INTERNET SOFTWARE - 1.11%
Interwoven, Inc. *                                      32,100    $     71,262
Retek, Inc. *  (a)                                     115,000         736,000
RSA Security, Inc. *                                   119,700       1,286,775
Verity, Inc. *                                         139,500       1,766,070
WebMethods, Inc. *  (a)                                125,600       1,021,128
                                                                  ------------
                                                                     4,881,235

INVESTMENT COMPANIES - 0.61%
American Capital Strategies, Ltd. * (a)                107,800       2,688,532
                                                                  ------------

MANUFACTURING - 2.12%
Cuno, Inc. *                                            44,200       1,596,504
Mettler-Toledo International, Inc.                     180,000       6,597,000
Pentair, Inc. *                                         28,000       1,093,680
                                                                  ------------
                                                                     9,287,184

MEDICAL-HOSPITALS - 0.41%
Lifepoint Hospitals, Inc. *                             84,900       1,777,806
                                                                  ------------

PETROLEUM SERVICES - 2.84%
Atwood Oceanics, Inc.                                   80,000       2,172,000
Pride International, Inc. *                            160,000       3,011,200
Superior Energy Services, Inc.                         165,000       1,564,200
Varco International, Inc. *                            290,000       5,684,000
                                                                  ------------
                                                                    12,431,400

PHARMACEUTICALS - 3.49%
Alkermes, Inc. *                                        50,000         537,500
CIMA Laboratories, Inc. *  (a)                          12,600         338,814
First Horizon Pharmaceutical Corp. * (a)               378,000       1,493,100
Galen Holdings PLC *                                    60,000       2,100,000
NPS Pharmaceuticals, Inc. * (a)                         85,000       2,068,900
OSI Pharmaceuticals, Inc. * (a)                        131,000       4,219,510
Pharmaceutical Product Development, Inc. *              89,000       2,556,970
United Therapeutics Corp. * (a)                         90,100       1,962,378
                                                                  ------------
                                                                    15,277,172

REAL ESTATE - 1.02%
General Growth Properties, Inc., REIT *                 35,000       2,185,400
Glenborough Realty Trust, Inc., REIT *                  30,000         574,500
MeriStar Hospitality Corp., REIT *                     166,199         854,263
SL Green Realty Corp. *                                 25,000         872,250
                                                                  ------------
                                                                     4,486,413

RETAIL TRADE - 3.73%
Charming Shoppes, Inc. * (a)                           500,000       2,485,000
Foot Locker, Inc. *                                    200,000       2,650,000
Fred's, Inc., Class A *                                 85,000       3,160,300
J. Jill Group, Inc. *                                  125,000       2,105,000
The Mens Wearhouse, Inc. *                              70,000       1,529,500
Tuesday Morning Corp. * (a)                            150,000       3,945,000
Urban Outfitters, Inc. * (a)                            12,600         452,340
                                                                  ------------
                                                                    16,327,140

SANITARY SERVICES - 0.40%
Waste Connections, Inc. * (a)                           50,000       1,752,500
                                                                  ------------

SEMICONDUCTORS - 11.53%
Advanced Energy Industries, Inc. * (a)                 220,000       3,135,000
Credence Systems Corp. *                               180,000       1,524,600
Cymer, Inc. * (a)                                      110,000       3,521,100
Emcore Corp. * (a)                                     150,000         492,000
Integrated Circuit Systems,  Inc. *                    202,200       6,355,146
Integrated Device Technology, Inc.                     150,000       1,657,500
Intersil Corp., Class A *                               67,900       1,806,819
Lam Research Corp. *                                   360,000       6,555,600
Lattice Semiconductor Corp.                            207,700       1,709,371
Micrel, Inc. * (a)                                     468,700       4,869,793
Novellus Systems, Inc. *                                45,000       1,647,945
PLX Technology, Inc. * (a)                             165,000         650,100
PMC-Sierra, Inc. *                                     115,271       1,352,129
Semtech Corp. *                                        375,000       5,340,000
Varian Semiconductor Equipment
  Associates, Inc. *                                   270,000       8,035,200
Vitesse Semiconductor Corp. *                          383,500       1,886,820
                                                                  ------------
                                                                    50,539,123

SOFTWARE - 3.07%
Aspen Technology, Inc. * (a)                           530,000       2,544,000
Borland Software Corp. *                               310,000       3,028,700
Informatica Corp. *                                    240,400       1,661,164
Mercury Interactive Corp. * (a)                         58,300       2,250,963
Micromuse, Inc. *                                      200,000       1,598,000
NetIQ Corp. *                                          154,000       2,380,840
                                                                  ------------
                                                                    13,463,667

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.53%
Advanced Fibre Communications, Inc. *                  110,000       1,789,700
Alaska Communications Systems, Inc. * (a)              106,500         374,880
Stratex Networks, Inc. *                                52,300         167,360
                                                                  ------------
                                                                     2,331,940

TRANSPORTATION - 1.31%
Airborne, Inc. *                                        34,650         724,185
C. H. Robinson Worldwide, Inc. *                       141,000       5,013,960
                                                                  ------------
                                                                     5,738,145

TRUCKING & FREIGHT - 1.26%
CNF Transportation, Inc. *                               6,100         154,818
Expeditores International of Washington, Inc. *        120,000       4,156,800
Oshkosh Truck Corp. *                                   20,000       1,186,400
                                                                  ------------
                                                                     5,498,018

TOTAL COMMON STOCK
(Cost: $315,380,378)                                              $316,989,024
                                                                  ------------

                                                    PRINCIPAL
                                                     AMOUNT          VALUE
                                                    ---------        -----
SHORT TERM INVESTMENTS - 15.25%
Navigator Securities Lending Trust,
  1.14%                                           $ 66,803,927   $ 66,803,927
                                                                 ------------

REPURCHASE AGREEMENTS - 12.41%
Repurchased Agreement with State
  Street Corp., dated 06/30/2003 at
  0.40% to be repurchased at
  $54,390,604 on 07/01/2003,
  collateralized by $48,720,000 U.S.
  Treasury Bonds, 5.50% due
  08/15/2028 (valued at $55,479,900,
  including interest).                              54,390,000   $ 54,390,000
                                                                 ------------

TOTAL INVESTMENTS (EMERGING SMALL
COMPANY TRUST) (Cost: $436,574,305)                              $438,182,951
                                                                 ============

SMALL COMPANY BLEND TRUST

                                                        SHARES       VALUE
                                                        ------       -----
COMMON STOCK - 74.10%
AIR TRAVEL - 0.77%
Delta Air Lines, Inc. * (a)                             17,900    $    262,772
ExpressJet Holdings, Inc. *                             82,000       1,238,200
                                                                  ------------
                                                                     1,500,972

APPAREL & TEXTILES - 0.17%
Vans, Inc. *                                            36,200         325,076
                                                                  ------------

AUTO PARTS - 0.53%
BorgWarner, Inc. *                                      16,100       1,036,840
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
AUTO SERVICES - 0.27%
ANC Rental Corp.                                       694,000    $      3,470
Lithia Motors, Inc., Class A *                          31,900         515,823
                                                                  ------------
                                                                       519,293

BANKING - 5.14%
BOK Financial Corp. *                                   36,047       1,390,333
Cathay Bancorp, Inc. * (a)                               6,800         303,144
Citizens Banking Corp. *                                59,500       1,592,815
Community First Bankshares, Inc.                        20,500         559,650
Cullen Frost Bankers, Inc. *                            30,700         985,470
Digital Insight Corp. * (a)                             39,500         752,475
First Community Bancorp *                                3,000          94,140
First Midwest Bancorp, Inc. *                           50,250       1,447,702
Greater Bay Bancorp * (a)                               13,500         277,290
Netbank, Inc.                                           30,000         394,800
Provident Bankshares Corp. *                            20,000         508,200
Sterling Bancshares, Inc. *                             42,500         555,900
Umpqua Holdings Corp. *                                 37,600         714,024
Waypoint Financial Corp. *                              27,700         499,708
                                                                  ------------
                                                                    10,075,651

BIOTECHNOLOGY - 1.45%
CTI Molecular Imaging, Inc. * (a)                       24,500         463,295
Exelixis, Inc. *                                        24,300         168,642
Lexicon Genetics, Inc.                                  28,500         191,235
Protein Design Labs, Inc. *                             36,200         506,076
Tanox, Inc. * (a)                                       46,000         738,300
Trimeris, Inc. * (a)                                    17,000         776,560
                                                                  ------------
                                                                     2,844,108

BROADCASTING - 3.92%
Cox Radio, Inc., Class A *                              10,100         233,411
Emmis Communications Corp., Class A * (a)               32,100         736,695
Entercom Communications Corp. *                         18,900         926,289
Entravision Communications Corp., Class  A *            48,000         544,800
Gray Television, Inc., Common *                         42,300         524,520
Mediacom Communications Corp., Class A * (a)           137,200       1,354,164
Radio One, Inc., Class A *                              33,900         605,454
Radio One, Inc., Class D * (a)                         110,100       1,956,477
World Wrestling Entertainment, Inc., Class A *          25,400         261,366
Young Broadcasting, Inc., Class A *                     25,500         538,815
                                                                  ------------
                                                                     7,681,991

BUSINESS SERVICES - 3.09%
ADVO, Inc. *                                            18,800         834,720
Arbitron, Inc. *                                        34,900       1,245,930
Costar Group, Inc. *                                    53,400       1,594,524
Kendle International, Inc. * (a)                        34,400         213,280
Quest Software, Inc. * (a)                              25,700         305,830
Resources Connection, Inc. *                            17,800         424,708
StarTek, Inc. *                                         25,000         657,500
West Corp. *                                            29,300         780,845
                                                                  ------------
                                                                     6,057,337

CABLE AND TELEVISION - 0.82%
Insight Communications
  Company, Inc., Class A * (a)                         121,200       1,597,416
                                                                  ------------

CHEMICALS - 3.31%
Ferro Corp. *                                          106,400       2,397,192
Lubrizol Corp.                                          10,000         309,900
Lyondell Chemical Company *                             10,500         142,065
Methanex Corp. *                                       144,300       1,542,423
The Scotts Company, Class A *                           42,200       2,088,900
                                                                  ------------
                                                                     6,480,480

COMPUTERS & BUSINESS EQUIPMENT - 2.17%
Cognizant Technology Solutions Corp., Class A *          5,400         131,544
FormFactor,  Inc. *                                        900          15,930
Gateway, Inc. * (a)                                    420,100       1,533,365
Helix Technology Corp. *                                50,600         669,438
Ixia * (a)                                             101,000         649,430
National Instruments Corp. (a)                           9,600         362,688
Pinnacle Systems, Inc. *                                65,700         702,990
Witness Systems, Inc. * (a)                             35,000         180,950
                                                                  ------------
                                                                     4,246,335

CONSTRUCTION MATERIALS - 0.05%
Columbus McKinnon Corp. *                               41,000          95,120
                                                                  ------------

CONTAINERS & GLASS - 0.42%
Packaging Corp. of America *                            44,700         823,821
                                                                  ------------

COSMETICS & TOILETRIES - 1.15%
AptarGroup, Inc.                                        47,400       1,703,556
Steiner Leisure, Ltd. *                                 38,100         556,260
                                                                  ------------
                                                                     2,259,816

CRUDE PETROLEUM & NATURAL GAS - 2.18%
Cabot Oil & Gas Corp., Class A *                        51,300       1,416,393
Helmerich & Payne, Inc. *                               47,400       1,384,080
Hydril Company *                                        44,000       1,199,000
Patterson-UTI  Energy, Inc. *                            8,200         265,680
                                                                  ------------
                                                                     4,265,153

DOMESTIC OIL - 0.60%
Noble Energy, Inc.                                       9,700         366,660
Spinnaker Exploration Company * (a)                     30,900         809,580
                                                                  ------------
                                                                     1,176,240

DRUGS & HEALTH CARE - 1.41%
Aclara Biosciences, Inc. *                              41,900         177,237
Antigenics, Inc. (a)                                    41,200         474,624
Chromavision Medical Systems, Inc. * (a)                95,100         150,258
Diversa Corp. *                                         20,100         197,583
Durect Corp. * (a)                                      36,300          87,483
Heska Corp. *                                           83,000         106,240
ILEX Oncology, Inc.                                     34,700         673,527
Illumina, Inc. *                                        89,055         280,523
Qiagen NV * (a)                                         75,000         609,000
                                                                  ------------
                                                                     2,756,475

EDUCATIONAL SERVICES - 0.28%
DeVry, Inc.                                             23,600         549,644
                                                                  ------------

ELECTRICAL EQUIPMENT - 1.86%
Cable Design Technologies Corp. *                       50,000         357,500
Power-One, Inc. *                                      111,100         794,365
Wesco International, Inc. *                             33,000         198,000
Wilson Greatbatch Technologies, Inc. *                  63,800       2,303,180
                                                                  ------------
                                                                     3,653,045

ELECTRONICS - 2.28%
Electro Scientific Industries, Inc. *                   77,700       1,177,932
FEI Company *                                           82,500       1,547,700
GrafTech International, Ltd. *                          52,500         286,125
LoJack Corp.                                            25,000         123,750
Photon Dynamics, Inc. * (a)                             15,700         433,791
Polycom, Inc. *                                         63,300         877,338
Zygo Corp. *                                             2,000          16,000
                                                                  ------------
                                                                     4,462,636

ENERGY - 0.58%
Energen Corp. *                                         21,100         702,630
New Jersey Resources Corp. *                            12,000         426,000
                                                                  ------------
                                                                     1,128,630

FINANCIAL SERVICES - 3.62%
Americredit Corp. * (a)                                272,300       2,328,165
Annaly Mortgage Management, Inc., REIT (a)             116,500       2,319,515

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES        VALUE
                                                       ------        -----
FINANCIAL SERVICES - CONTINUED
Fulton Financial Corp. *                                30,892    $    613,824
Harbor Florida Bancshares, Inc.                         12,600         301,896
Jeffries Group, Inc. (a)                                 4,300         214,097
San Juan Basin Royalty Trust *                          73,500       1,319,325
                                                                  ------------
                                                                     7,096,822

FOOD & BEVERAGES - 2.34%
Corn Products International, Inc. *                     12,000         360,360
Del Monte Foods Company *                              208,500       1,843,140
International Multifoods Corp. *                        34,500         790,395
Performance Food Group Company * (a)                    17,300         640,100
Robert Mondavi Corp., Class A (a)                        7,400         187,294
Tootsie Roll Industries, Inc. *                         24,886         758,774
                                                                  ------------
                                                                     4,580,063

FUNERAL SERVICES - 0.05%
Carriage Services, Inc., Class A * (a)                  27,200          96,288
                                                                  ------------

GAS & PIPELINE UTILITIES - 0.84%
NUI Corp. *                                              7,600         117,952
South Jersey Industries, Inc. *                         10,100         372,185
Southwest Gas Corp. *                                   43,500         921,330
WGL Holdings, Inc. *                                     9,100         242,970
                                                                  ------------
                                                                     1,654,437

HEALTHCARE PRODUCTS - 0.80%
Conceptus, Inc. * (a)                                   38,500         540,925
Wright Medical Group, Inc. *                            54,400       1,033,600
                                                                  ------------
                                                                     1,574,525

HEALTHCARE SERVICES - 0.33%
AMN Healthcare Services, Inc. * (a)                     50,800         645,160
                                                                  ------------

HOMEBUILDERS - 0.72%
Beazer Homes USA, Inc. * (a)                            13,400       1,118,900
NVR, Inc. *                                                700         287,700
                                                                  ------------
                                                                     1,406,600

HOTELS & RESTAURANTS - 3.55%
California Pizza Kitchen, Inc. * (a)                    63,900       1,373,850
CEC Entertainment, Inc. *                               33,500       1,237,155
Fairmont Hotels Resorts, Inc. *                         33,300         779,220
Four Seasons Hotels, Inc. * (a)                         11,500         497,490
Landry's Restaurants, Inc. *                            26,300         620,680
Ruby Tuesday, Inc. *                                    80,400       1,988,292
Station Casinos, Inc. * (a)                             18,000         454,500
                                                                  ------------
                                                                     6,951,187

HOUSEHOLD APPLIANCES - 0.47%
Libbey, Inc. *                                          40,900         928,430
                                                                  ------------

INDUSTRIAL MACHINERY - 1.78%
Briggs & Stratton Corp. *                               11,400         575,700
Cummins, Inc. * (a)                                     27,000         969,030
Donaldson Company, Inc.                                  8,800         391,160
Gardner Denver, Inc. *                                  15,000         306,900
UNOVA, Inc. *                                          113,000       1,254,300
                                                                  ------------
                                                                     3,497,090

INSURANCE - 3.05%
Endurance Specialty Holdings Limited *                  14,700         438,795
Everest Re Group, Ltd. *                                 4,500         344,250
First American Financial Corp.                          58,000       1,528,300
Max Re Capital, Ltd. *                                  13,000         194,610
Philadelphia Consolidated Holding Corp. *               13,700         553,480
W.R. Berkley Corp. *                                    43,600       2,297,720
Zenith National Insurance Corp. * (a)                   22,000         627,000
                                                                  ------------
                                                                     5,984,155

INTERNET CONTENT - 1.15%
Alloy, Inc. * (a)                                       75,500         486,975
CNET Networks, Inc. *                                   53,800         335,174
Netratings, Inc. *                                      33,000         301,620
Overture Services, Inc. * (a)                           13,000         235,690
ProQuest Company * (a)                                  34,300         884,940
                                                                  ------------
                                                                     2,244,399

INTERNET SERVICE PROVIDER - 0.26%
Earthlink, Inc. * (a)                                   64,400         508,116
                                                                  ------------

INTERNET SOFTWARE - 0.31%
Ariba, Inc. *                                          103,000         305,910
Macromedia, Inc. *                                      14,600         307,184
                                                                  ------------
                                                                       613,094

INVESTMENT COMPANIES - 0.81%
American Capital Strategies, Ltd. * (a)                 51,300       1,279,422
Medallion Financial Corp. * (a)                         43,500         304,935
                                                                  ------------
                                                                     1,584,357

LEISURE TIME - 1.44%
International Speedway Corp., Class  A *                13,300         525,483
Pixar, Inc. * (a)                                        6,600         401,544
Polaris Industries, Inc. * (a)                          14,600         896,440
Speedway Motorsports, Inc. * (a)                        37,100         994,280
                                                                  ------------
                                                                     2,817,747

LIQUOR - 0.26%
Adolph Coors Company, Class B *                         10,600         519,188
                                                                  ------------

MANUFACTURING - 0.88%
Actuant Corp., Class A *                                 8,000         378,560
Pentair, Inc. *                                          5,900         230,454
York International Corp. *                              47,900       1,120,860
                                                                  ------------
                                                                     1,729,874

PAPER - 0.27%
P.H. Glatfelter Company *                               36,300         535,425
                                                                  ------------

PETROLEUM SERVICES - 0.64%
Key Energy Services, Inc.                               27,800         298,016
Newpark Resources, Inc.                                 75,100         411,548
Premcor, Inc. *                                         15,600         336,180
SEACOR SMIT, Inc. *                                      5,950         217,116
                                                                  ------------
                                                                     1,262,860

PHARMACEUTICALS - 1.47%
American Pharmaceutical Partners, Inc. * (a)            14,600         494,940
Amylin Pharmaceuticals, Inc. * (a)                      90,900       1,989,801
SICOR, Inc. *                                           19,700         400,698
                                                                  ------------
                                                                     2,885,439

PLASTICS - 0.34%
Spartech Corp. *                                        31,100         659,631
                                                                  ------------

PUBLISHING - 0.29%
American Greetings Corp., Class A * (a)                 28,700         563,668
                                                                  ------------

RAILROADS & EQUIPMENT - 0.44%
Kansas City Southern * (a)                              71,500         860,145
                                                                  ------------

REAL ESTATE - 2.50%
American Financial Realty Trust, REIT *                 22,900         341,439
Anthracite Capital, Inc., REIT                          68,500         826,110
MeriStar Hospitality Corp., REIT *                     101,800         523,252
MFA Mortgage Investments, Inc., REIT * (a)              59,000         592,360
Pan Pacific Retail Properties, Inc. *                   15,500         609,925
SL Green Realty Corp. *                                 43,600       1,521,204
Trammell Crow Company *                                 46,300         491,243
                                                                  ------------
                                                                     4,905,533

RETAIL TRADE - 2.93%
American Eagle Outfitters, Inc. *                       32,400         587,088
Borders Group, Inc. *                                   30,600         538,866

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
RETAIL TRADE - CONTINUED
Charlotte Russe Holding, Inc. * (a)                     49,900    $    514,968
Christopher & Banks Corp. * (a)                         17,700         654,723
Gaiam, Inc., Class A * (a)                              37,700         224,315
Galyan's Trading, Inc. * (a)                             6,100          87,474
Genesco, Inc. * (a)                                     12,300         217,710
J. Jill Group, Inc. *                                   20,000         336,800
Nordstrom, Inc. (a)                                      5,600         109,312
Petco Animal Supplies Inc. *                            52,200       1,134,828
School Specialty, Inc. * (a)                            23,000         654,580
Ultimate Electronics, Inc. * (a)                        29,000         371,780
Williams-Sonoma, Inc. *                                 10,600         309,520
                                                                  ------------
                                                                     5,741,964

SEMICONDUCTORS - 6.61%
Advanced Energy Industries, Inc. * (a)                  92,500       1,318,125
ASM International NV * (a)                              82,600       1,228,262
Credence Systems Corp. * (a)                           166,400       1,409,408
Cymer, Inc. * (a)                                       73,900       2,365,539
Emcore Corp. * (a)                                     127,400         417,872
Exar Corp. *                                            34,800         550,884
Kulicke & Soffa Industries,  Inc. *                    158,200       1,010,898
LTX Corp. *                                            187,100       1,612,802
MKS Instruments, Inc. * (a)                             39,000         704,730
Power Integrations, Inc. *                              27,200         661,504
Rudolph Technologies, Inc. * (a)                        18,900         301,644
TranSwitch Corp. *                                      25,600          34,816
Veeco Instruments, Inc. *                               78,100       1,330,043
                                                                  ------------
                                                                    12,946,527

SOFTWARE - 1.00%
Matrixone, Inc. *                                      146,900         843,206
Moldflow Corp. *                                         5,300          47,488
NetIQ Corp. *                                           34,900         539,554
NIC, Inc. *                                             23,300          68,036
Novell, Inc. *                                         137,800         424,424
Saba Software, Inc. * (a)                                9,450          42,997
                                                                  ------------
                                                                     1,965,705

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.42%
American Tower Corp., Class A *                        120,000       1,062,000
Aspect Communications, Inc. *                          124,200         480,654
Commonwealth Telephone
  Enterprises, Inc., (CTE) *                            17,300         760,681
Newport Corp. * (a)                                     32,000         473,600
                                                                  ------------
                                                                     2,776,935

TIRES & RUBBER - 0.13%
Bandag, Inc. *                                           7,000         260,890
                                                                  ------------

TRANSPORTATION - 0.85%
CP Ships, Ltd. *                                        71,000       1,187,830
Kirby Corp. *                                            9,600         270,720
SCS Transportation, Inc. *                              16,800         212,184
                                                                  ------------
                                                                     1,670,734

TRUCKING & FREIGHT - 0.10%
Oshkosh Truck Corp. *                                    3,250         192,790
                                                                  ------------

TOTAL COMMON STOCK
(Cost: $152,845,456)                                              $145,195,857
                                                                  ------------

                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                      ---------      -----
CORPORATE BONDS - 0.10%
CELLULAR COMMUNICATIONS - 0.10%
American Tower Corp., Class A,
 6.25% due 10/15/2009                               $   218,000   $    201,650
                                                                  ------------

TOTAL CORPORATE BONDS
(Cost: $162,850)                                                  $    201,650
                                                                  ------------
SHORT TERM INVESTMENTS - 19.79%
Navigator Securities Lending Trust, 1.14%           $38,780,625   $ 38,780,625
                                                                  ------------

REPURCHASE AGREEMENTS - 6.01%
Repurchase Agreement with
State Street Corp., dated
06/30/2003 at 0.40% to be
repurchased at $11,772,131 on
07/01/2003, collateralized by
$10,005,000 U.S. Treasury
Notes, 6.00% due 08/15/2009
(valued at $12,009,442,
including interest).                                 11,772,000   $ 11,772,000
                                                                  ------------

TOTAL INVESTMENTS (SMALL COMPANY
BLEND TRUST) (Cost: $203,560,931)                                 $195,950,132
                                                                  ============

DYNAMIC GROWTH TRUST

                                                      SHARES         VALUE
                                                      ------         -----
COMMON STOCK - 90.87%
AEROSPACE - 1.52%
Alliant Techsystems, Inc. *                           49,000       $2,543,590
                                                                   ----------
AIR TRAVEL - 3.43%
Southwest Airlines Company *                         333,100        5,729,320
                                                                   ----------

BANKING - 2.14%
Investors Financial Services Corp. *  (a)            122,822        3,563,066
                                                                   ----------

BIOTECHNOLOGY - 1.69%
Genzyme Corp. *                                       67,400        2,817,320
                                                                   ----------

BUSINESS SERVICES - 7.60%
ABM Industries, Inc. *  (a)                           85,300        1,313,620
Affiliated Computer Services, Inc., Class A          114,600        5,240,658
Hewitt Associates, Inc. *  (a)                        76,600        1,803,930
Jacobs Engineering Group, Inc. *                      30,800        1,298,220
Reynolds & Reynolds Company, Class A *               106,100        3,030,216
                                                                   ----------
                                                                   12,686,644

COAL - 2.81%
Peabody Energy Corp. *                               139,800        4,695,882
                                                                   ----------
COLLEGES & UNIVERSITIES - 2.91%
Career Education Corp. *                              24,000        1,642,080
Corinthian Colleges, Inc. *                           66,000        3,205,620
                                                                   ----------
                                                                    4,847,700

COMPUTERS & BUSINESS EQUIPMENT - 1.32%
GTECH Holdings Corp. *                                58,300        2,194,995
                                                                   ----------

CONSTRUCTION & MINING EQUIPMENT - 1.63%
Rowan Companies, Inc. *                              121,700        2,726,080
                                                                   ----------

CONTAINERS & GLASS - 2.58%
Packaging Corp. of America *                         233,900        4,310,777
                                                                   ----------
DRUGS & HEALTH CARE - 1.46%
Edwards Lifesciences Corp. *                          75,900        2,439,426
                                                                   ----------

ELECTRONICS - 2.99%
Harman International Inc. *                           63,100        4,993,734
                                                                   ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES       VALUE
                                                      ------       -----
FINANCIAL SERVICES - 7.17%
Investment Technology Group, Inc. *                   105,800   $  1,967,880
LaBranche & Company, Inc. * (a)                       132,100      2,733,149
Legg Mason, Inc. *                                     92,928      6,035,674
The Chicago Merchantile Exchange *                     17,500      1,218,525
                                                                ------------
                                                                  11,955,228

FOOD & BEVERAGES - 5.90%
Constellation Brands, Inc., Class A *                 112,900      3,545,060
Dean Foods Company *                                  125,800      3,962,700
Performance Food Group Company * (a)                   63,000      2,331,000
                                                                ------------
                                                                   9,838,760

FURNITURE & FIXTURES - 1.52%
Leggett & Platt, Inc. *                               123,300      2,527,650
                                                                ------------

HEALTHCARE PRODUCTS - 4.22%
DENTSPLY International, Inc. *                         80,400      3,288,360
MedImmune, Inc.                                       103,400      3,760,658
                                                                ------------
                                                                   7,049,018

HEALTHCARE SERVICES - 1.89%
Coventry Health Care, Inc. *                           68,300      3,152,728
                                                                ------------

HOTELS & RESTAURANTS - 1.90%
The Cheesecake Factory, Inc. * (a)                     88,200      3,165,498
                                                                ------------

INSURANCE - 1.64%
Arthur J. Gallagher & Company *                       100,500      2,733,600
                                                                ------------

INTERNET SOFTWARE - 1.81%
Symantec Corp. *                                       69,000      3,026,340
                                                                ------------

PETROLEUM SERVICES - 5.29%
BJ Services Company                                   161,200      6,022,432
Smith International, Inc. * (a)                        76,300      2,803,262
                                                                ------------
                                                                   8,825,694

PHARMACEUTICALS - 4.93%
Celgene Corp. * (a)                                   158,000      4,803,200
Gilead Sciences, Inc. *                                61,500      3,418,170
                                                                ------------
                                                                   8,221,370

RETAIL GROCERY - 0.93%
Whole Foods Market, Inc. *                             32,800      1,558,984
                                                                ------------

RETAIL TRADE - 2.76%
Chico's FAS, Inc. *                                   158,300      3,332,215
Regis Corp. *                                          44,000      1,278,200
                                                                ------------
                                                                   4,610,415

SEMICONDUCTORS - 10.33%
Integrated Circuit Systems, Inc. *                    119,400      3,752,742
Linear Technology Corp. *                              97,400      3,137,254
Microchip Technology, Inc. *                          232,900      5,706,050
Novellus Systems, Inc. *                              126,500      4,632,556
                                                                ------------
                                                                  17,228,602

SOFTWARE - 2.20%
Mercury Interactive Corp. * (a)                        95,100      3,671,811
                                                                ------------

STEEL - 1.74%
Nucor Corp.                                            59,300      2,896,805
                                                                ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.90%
Advanced Fibre Communications, Inc. *                 195,000      3,172,650
                                                                ------------

TRUCKING & FREIGHT - 2.66%
Swift Transportation, Inc. *                          238,300      4,437,146
                                                                ------------

TOTAL COMMON STOCK
(Cost: $138,597,764)                                            $151,620,833
                                                                ------------

                                                    PRINCIPAL
                                                     AMOUNT          VALUE
                                                     ------          -----
SHORT TERM INVESTMENTS - 6.12%
Navigator Securities Lending Trust, 1.14%        $ 10,220,363    $ 10,220,363
                                                                 ------------

REPURCHASE AGREEMENTS - 3.01%
Repurchased Agreement with
  State Street Corp., dated
  06/30/2003 at 0.40% to be
  repurchased at $5,021,056
  on 07/01/2003,
  collateralized by
  $4,120,000 U.S. Treasury
  Bonds, 6.250% due
  08/15/2023 (valued at
  $5,124,250, including
  interest).                                        5,021,000    $  5,021,000
                                                                 ------------

TOTAL INVESTMENTS (DYNAMIC GROWTH
TRUST) (COST: $153,839,127)                                      $166,862,196
                                                                 ============

MID CAP STOCK TRUST

                                                    SHARES          VALUE
                                                    ------          -----
COMMON STOCK - 74.93%
ADVERTISING - 0.80%
Lamar Advertising Company, Class A *                  68,000      $ 2,394,280
                                                                  -----------

AGRICULTURE - 1.19%
Bunge, Ltd. * (a)                                    124,700        3,566,420
                                                                  -----------

AIR TRAVEL - 3.05%
JetBlue Airways Corp. * (a)                          111,900        4,732,251
Ryanair Holdings PLC, ADR * (a)                       97,500        4,377,750
                                                                  -----------
                                                                    9,110,001

APPAREL & TEXTILES - 3.78%
Burberry Group PLC *                               1,176,106        4,821,086
Coach, Inc. *                                         87,400        4,347,276
Reebok International, Ltd. *                          62,900        2,115,327
                                                                  -----------
                                                                   11,283,689

AUTO PARTS - 1.50%
Advance Auto Parts, Inc. * (a)                        73,400        4,470,060
                                                                  -----------

BIOTECHNOLOGY - 4.31%
Applera Corp. - Celera Genomics Group                 60,000          619,200
Cephalon, Inc. * (a)                                  74,000        3,045,840
Genzyme Corp. *                                       62,100        2,595,780
Human Genome Sciences, Inc. * (a)                    224,400        2,854,368
IDEC Pharmaceuticals Corp. * (a)                      33,400        1,135,600
Millennium Pharmaceuticals, Inc. *                   165,600        2,604,888
                                                                  -----------
                                                                   12,855,676

BROADCASTING - 1.26%
Liberty Media Corp., Series A                        325,800        3,766,248
                                                                  -----------

BUSINESS SERVICES - 6.47%
Accenture, Ltd., Class A *                            98,500        1,781,865
Alliance Data Systems Corp. *                         43,200        1,010,880
Cendant Corp. *                                      454,600        8,328,272
Certegy, Inc. *                                       84,800        2,353,200
FTI Consulting, Inc. * (a)                            70,800        1,767,876
Global Payments, Inc. * (a)                          114,900        4,078,950
                                                                  -----------
                                                                   19,321,043

COLLEGES & UNIVERSITIES - 0.64%
Career Education Corp. *                              28,100        1,922,602
                                                                  -----------

CRUDE PETROLEUM & NATURAL GAS - 2.44%
EOG Resources, Inc. *                                 88,600        3,707,024
XTO Energy, Inc. *                                   178,200        3,583,602
                                                                  -----------
                                                                    7,290,626

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                   SHARES       VALUE
                                                                   ------       -----
DRUGS & HEALTH CARE - 2.04%
Edwards Lifesciences Corp. *                                       189,100   $  6,077,674
                                                                             ------------

EDUCATIONAL SERVICES - 2.60%
Apollo Group, Inc., Class A *                                       61,200      3,779,712
Education Management Corp. * (a)                                    74,900      3,983,182
                                                                             ------------
                                                                                7,762,894

ELECTRONICS - 0.40%
Varian, Inc. * (a)                                                  34,700      1,203,049
                                                                             ------------

FINANCIAL SERVICES - 3.55%
Blackrock, Inc., Class A *                                          60,300      2,715,912
Countrywide Financial Corp. *                                       45,700      3,179,349
Legg Mason, Inc. *                                                  38,800      2,520,060
Moody's Corp. *                                                     41,100      2,166,381
                                                                             ------------
                                                                               10,581,702

FOOD & BEVERAGES - 1.56%
Constellation Brands, Inc., Class A *                              148,200      4,653,480
                                                                             ------------

HEALTHCARE PRODUCTS - 5.34%
Amersham PLC * (a)                                                  63,800      2,449,920
DENTSPLY International, Inc. *                                     123,600      5,055,240
Guidant Corp. *                                                    107,700      4,780,803
Viasys Healthcare, Inc. *                                          176,237      3,648,106
                                                                             ------------
                                                                               15,934,069

HEALTHCARE SERVICES - 1.22%
McKesson Corp. *                                                   101,600      3,631,184
                                                                             ------------

HOMEBUILDERS - 2.63%
Lennar Corp. * (a)                                                  52,500      3,753,750
Pulte Homes, Inc. *                                                 66,500      4,100,390
                                                                             ------------
                                                                                7,854,140

HOTELS & RESTAURANTS - 1.04%
Hilton Hotels Corp. *                                              133,300      1,704,907
Wynn Resorts, Ltd. * (a)                                            79,200      1,401,048
                                                                             ------------
                                                                                3,105,955

INSURANCE - 1.87%
Anthem, Inc. *                                                      47,100      3,633,765
Brown & Brown, Inc. *                                               59,700      1,940,250
                                                                             ------------
                                                                                5,574,015

INTERNET CONTENT - 1.71%
InterActiveCorp* (a)                                               129,100      5,108,487
                                                                             ------------

INTERNET SOFTWARE - 2.49%
Checkfree Corp. * (a)                                              159,900      4,451,616
VeriSign, Inc. *                                                   215,300      2,977,599
                                                                             ------------
                                                                                7,429,215

LEISURE TIME - 1.47%
Blockbuster, Inc., Class A (a)                                     259,900      4,379,315
                                                                             ------------

METAL & METAL PRODUCTS - 1.31%
Precision Castparts Corp. *                                        125,500      3,903,050
                                                                             ------------

NEWSPAPERS - 0.83%
Knight-Ridder, Inc. *                                               36,100      2,488,373
                                                                             ------------

PETROLEUM SERVICES - 0.58%
GlobalSantaFe Corp. *                                               33,797        788,822
Noble Corp. *                                                       27,700        950,110
                                                                             ------------
                                                                                1,738,932

PHARMACEUTICALS - 7.74%
AmerisourceBergen Corp. *                                           79,900      5,541,065
Forest Laboratories, Inc. *                                         72,700      3,980,325
Gilead Sciences, Inc. *                                             42,900      2,384,382
Ivax Corp. *                                                       151,100      2,697,135
Regeneron Pharmaceuticals, Inc. * (a)                               42,600        670,950
Serono SA ADR*                                                     304,600      4,428,884
Watson Pharmaceuticals, Inc. *                                      84,300      3,403,191
                                                                             ------------
                                                                               23,105,932

PUBLISHING - 1.00%
Gemstar-TV Guide International, Inc. * (a)                         586,900      2,987,321
                                                                             ------------

RAILROADS & EQUIPMENT - 0.53%
CSX Corp. *                                                         52,100      1,567,689
                                                                             ------------

RETAIL TRADE - 4.13%
Fossil, Inc. * (a)                                                  31,500        742,140
Michael's Stores, Inc. *                                           113,800      4,331,228
PETsMART, Inc. *                                                   142,300      2,372,141
The Gap, Inc. *                                                    260,000      4,877,600
                                                                             ------------
                                                                               12,323,109

SEMICONDUCTORS - 2.72%
Altera Corp. *                                                     103,800      1,702,320
Analog Devices, Inc. *                                              35,800      1,246,556
Intersil Corp., Class A *                                          103,000      2,740,830
Taiwan Semiconductor Manufacturing Company, Ltd. * (a)             240,100      2,420,208
                                                                             ------------
                                                                                8,109,914

SOFTWARE - 1.44%
Cognos, Inc. * (a)                                                  80,500      2,173,500
PeopleSoft, Inc. *                                                 120,300      2,116,077
                                                                             ------------
                                                                                4,289,577

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.29%
Citizens Communications Company * (a)                              299,600      3,861,844
                                                                             ------------

TOTAL COMMON STOCK
(Cost: $195,528,956)                                                         $223,651,565
                                                                             ------------

                                                                PRINCIPAL
                                                                 AMOUNT         VALUE
                                                                 ------         -----
SHORT TERM INVESTMENTS - 16.57%
Navigator Securities Lending Trust, 1.14%                     $ 49,449,647   $ 49,449,647
                                                                             ------------

REPURCHASE AGREEMENTS - 8.50%
Repurchase Agreement with Dillon
  Read, dated 06/30/2003 at 1.10% to
  be repurchased at $25,368,775 on
  07/01/2003, collateralized by
  $23,593,000 U.S. Treasury
  Bonds, 5.25% due 02/15/2029
  (valued at $26,024,347,
  including interest).                                          25,368,000   $ 25,368,000
                                                                             ------------

TOTAL INVESTMENTS (MID CAP STOCK TRUST)
(Cost: $270,346,603)                                                         $298,469,212
                                                                             ============

NATURAL RESOURCES TRUST

                                                                    SHARES       VALUE
                                                                    ------       -----
COMMON STOCK - 75.92%
ALUMINUM - 2.19%
Alcan Aluminum, Ltd.                                                28,900     $   904,281
Alcoa, Inc. *                                                       63,800       1,626,900
                                                                               -----------
                                                                                 2,531,181

CHEMICALS - 1.84%
Ashland, Inc. * (a)                                                 69,500       2,132,260
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                               SHARES       VALUE
                                               ------       -----
CONSTRUCTION & MINING EQUIPMENT - 1.21%
Rowan Companies, Inc. * (a)                     36,900   $   826,560
Technip Coflexip, ADR * (a)                     26,400       576,840
                                                         -----------
                                                           1,403,400

CRUDE PETROLEUM & NATURAL GAS - 7.56%
Burlington Resources, Inc. *                    16,900       913,783
Cimarex Energy Company *                        14,300       339,625
Devon Energy Corp. *                            29,500     1,575,300
EOG Resources, Inc. *                           46,300     1,937,192
Sunoco, Inc.*                                   21,600       815,184
Valero Energy Corp. * (a)                       43,400     1,576,722
XTO Energy, Inc. *                              79,500     1,598,745
                                                         -----------
                                                           8,756,551

DOMESTIC OIL - 14.05%
Amerada Hess Corp. * (a)                         9,200       452,456
Anadarko Petroleum Corp. *                      26,900     1,196,243
Canadian Natural Resources, Ltd. *              68,500     2,715,749
China Petroleum and Chemical Corp. * (a)        54,800     1,323,420
Evergreen Resources, Inc. * (a)                 19,200     1,042,752
Kerr-McGee Corp. *                              28,700     1,285,760
Nexen, Inc. *                                   69,100     1,740,560
Noble Energy, Inc.                              35,300     1,334,340
Norsk Hydro ASA                                 33,300     1,636,695
Petro Canada *                                  38,100     1,516,412
Suncor Energy, Inc. *                           68,100     1,272,841
Surgutneftegaz Jsc * (a)                        36,000       752,400
                                                         -----------
                                                          16,269,628

ELECTRIC UTILITIES - 1.15%
Consol Energy, Inc. * (a)                       58,700     1,334,838
                                                         -----------

GAS & PIPELINE UTILITIES - 1.94%
Equitable Resources, Inc. * (a)                 24,500       998,130
Western Gas Resources, Inc. * (a)               31,400     1,243,440
                                                         -----------
                                                           2,241,570

GOLD - 7.46%
Barrick Gold Corp. - USD *                     166,600     2,982,140
Gold Fields                                    209,500     2,507,003
Placer Dome, Inc. *                            256,000     3,141,120
                                                         -----------
                                                           8,630,263

INTERNATIONAL OIL - 8.83%
EnCana Corp. *                                  39,927     1,522,571
Oil Company Lukoil, ADR                         21,300     1,682,700
Petroleo Brasileiro SA, ADR *                   62,500     1,235,000
Royal Dutch Petroleum Company *                 47,900     2,233,098
Shell Transport & Trading
  Company PLC, ADR * (a)                        42,600     1,697,610
Talisman Energy, Inc. *                         40,900     1,855,320
                                                         -----------
                                                          10,226,299

METAL & METAL PRODUCTS - 0.64%
Companhia Vale Do Rio Doce, ADR *               25,041       742,716
                                                         -----------

MINING - 12.56%
Aluminum Corp. China, Ltd. * (a)                57,200     1,272,128
Anglo American Platinum, Ltd. - ZAR             79,800     2,521,403
Anglo American Platinum, Ltd. - GBP             54,400       831,740
Compania de Minas Buenaventura SA, ADR *        82,500     2,482,425
Freeport-McMoRan Copper & Gold,
  Inc., Class B * (a)                          176,400     4,321,800
Harmony Gold Mining Company, Ltd. * (a)         60,000       808,200
Impala Platinum Holdings, Ltd.                  14,800       881,870
Newmont Mining Corp. * (a)                      43,700     1,418,502
                                                         -----------
                                                          14,538,068

PAPER - 2.93%
Abitibi Consolidated, Inc. *                   392,900     2,518,489
Bowater, Inc. * (a)                             23,400       876,330
                                                         -----------
                                                           3,394,819

PETROLEUM SERVICES - 11.18%
BP PLC, ADR * (a)                               52,000     2,185,040
ConocoPhillips *                                25,000     1,370,000
Exxon Mobil Corp. *                             78,900     2,833,299
GlobalSantaFe Corp. *                           37,200       868,248
Halliburton Company*                            44,700     1,028,100
Repsol SA* (a)                                  58,500       945,945
TotalFinaElf SA, ADR *                          49,000     3,714,200
                                                         -----------
                                                          12,944,832

STEEL - 2.38%
Companhia Vale Do Rio Doce, ADR * (a)           34,400       954,600
Steel Dynamics, Inc. *                          71,100       974,070
United States Steel Corp. * (a)                 50,300       823,411
                                                         -----------
                                                           2,752,081

TOTAL COMMON STOCK
(Cost: $81,242,424)                                      $87,898,506
                                                         -----------

                                           PRINCIPAL
                                            AMOUNT         VALUE
                                            ------         -----
SHORT TERM INVESTMENTS - 18.65%
Navigator Securities Lending
  Trust, 1.14%                           $ 21,587,164   $ 21,587,164
                                                        ------------

REPURCHASE AGREEMENTS - 5.43%
Repurchase Agreement with Dillon
  Read, dated 06/30/2003 at 1.10%
  to be repurchased at $6,287,192
  on 07/01/2003, collateralized by
  $6,436,000 U.S. Treasury
  Notes, 1.75% due 12/31/2004
  (valued at $6,486,700,
  including interest).                      6,287,000   $  6,287,000
                                                        ------------

TOTAL INVESTMENTS (NATURAL RESOURCES
TRUST) (Cost: $109,116,588)                             $115,772,670
                                                        ============

ALL CAP GROWTH TRUST

                                              SHARES       VALUE
                                              ------       -----
COMMON STOCK - 89.45%
ADVERTISING - 1.34%
Lamar Advertising Company, Class A *          208,000   $  7,323,680
                                                        ------------

AEROSPACE - 1.82%
Lockheed Martin Corp. *                       208,000      9,894,560
                                                        ------------

AIR TRAVEL - 0.88%
Southwest Airlines Company *                  277,400      4,771,280
                                                        ------------

APPAREL & TEXTILES - 0.27%
NIKE, Inc., Class B                            27,500      1,470,975
                                                        ------------

BANKING - 0.86%
Bank of America Corp.                          34,300      2,710,729
New York Community Bancorp, Inc. *              8,266        240,458
Wells Fargo & Company *                        34,700      1,748,880
                                                        ------------
                                                           4,700,067

BIOTECHNOLOGY - 3.00%
Amgen, Inc. *                                 145,600      9,752,288
Genzyme Corp. *                                73,400      3,068,120
IDEC Pharmaceuticals Corp. * (a)              103,100      3,505,400
                                                        ------------
                                                          16,325,808

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES       VALUE
                                                       ------       -----
BROADCASTING - 2.74%
Clear Channel Communications, Inc. *                   138,700   $  5,879,493
Hispanic Broadcasting Corp. *                           52,000      1,323,400
Univision Communications, Inc., Class A * (a)          104,000      3,161,600
Viacom, Inc., Class B *                                104,000      4,540,640
                                                                 ------------
                                                                   14,905,133

BUSINESS SERVICES - 4.22%
EMC Corp. *                                            354,300      3,709,521
Fiserv, Inc. *                                         313,925     11,178,869
Robert Half International, Inc. *                      208,000      3,939,520
SunGuard Data Systems, Inc. *                          159,400      4,130,054
                                                                 ------------
                                                                   22,957,964

CELLULAR COMMUNICATIONS - 1.15%
Nextel Communications, Inc., Class A *                 141,500      2,558,320
Vodafone Group PLC                                   1,896,070      3,713,808
                                                                 ------------
                                                                    6,272,128

COMPUTERS & BUSINESS EQUIPMENT - 4.83%
CDW Corp. * (a)                                        190,700      8,734,060
Cisco Systems, Inc. *                                  485,400      8,052,786
Dell Computer Corp. *                                  260,000      8,309,600
Western Digital Corp. *                                115,000      1,184,500
                                                                 ------------
                                                                   26,280,946

COSMETICS & TOILETRIES - 1.43%
The Gillette Company *                                  85,600      2,727,216
The Procter & Gamble Company *                          56,600      5,047,588
                                                                 ------------
                                                                    7,774,804

CRUDE PETROLEUM & NATURAL GAS - 0.91%
Apache Corp.                                            36,450      2,371,437
Devon Energy Corp. *                                    48,500      2,589,900
                                                                 ------------
                                                                    4,961,337

DRUGS & HEALTH CARE - 0.87%
Cardinal Health, Inc. *                                 73,350      4,716,405
                                                                 ------------

EDUCATIONAL SERVICES - 0.31%
Apollo Group, Inc., Class A *                           27,000      1,667,520
                                                                 ------------

ELECTRICAL EQUIPMENT - 0.37%
Molex, Inc. (a)                                         74,600      2,013,454
                                                                 ------------

ELECTRONICS - 1.28%
L-3 Communications Holdings, Inc. * (a)                126,200      5,488,438
Vishay Intertechnology, Inc. *                         110,700      1,461,240
                                                                 ------------
                                                                    6,949,678

FINANCIAL SERVICES - 6.87%
American Express Company *,                            122,500      5,121,725
Citigroup, Inc. *                                      140,300      6,004,840
Merrill Lynch & Company, Inc. *                        122,100      5,699,628
Moody's Corp. *                                         85,700      4,517,247
Morgan Stanley *                                        70,100      2,996,775
SLM Corp. *                                            102,600      4,018,842
The Goldman Sachs Group, Inc. *                         65,900      5,519,125
Washington Mutual, Inc. *                               85,700      3,539,410
                                                                 ------------
                                                                   37,417,592

HEALTHCARE PRODUCTS - 5.37%
Biomet, Inc. *                                         261,475      7,493,874
Boston Scientific Corp. *                               75,200      4,594,720
Johnson & Johnson *                                     49,500      2,559,150
Medtronic, Inc. *                                      141,600      6,792,552
St. Jude Medical, Inc. *                                70,400      4,048,000
Zimmer Holdings, Inc. *                                 83,200      3,748,160
                                                                 ------------
                                                                   29,236,456

HEALTHCARE SERVICES - 3.55%
AdvancePCS *                                            74,700      2,855,781
Caremark Rx, Inc. *                                    278,100      7,141,608
UnitedHealth Group, Inc. *                              91,800      4,612,950
Wellpoint Health Networks, Inc., Class A *              55,900      4,712,370
                                                                 ------------
                                                                   19,322,709

HOTELS & RESTAURANTS - 4.25%
Brinker International, Inc. *                          183,050      6,593,461
McDonalds Corp. *                                      172,000      3,794,320
MGM Mirage *                                           138,700      4,740,766
Outback Steakhouse, Inc.                                91,600      3,572,400
P.F. Chang's China Bistro, Inc. * (a)                   48,500      2,386,685
Wendy's International, Inc. *                           70,600      2,045,282
                                                                 ------------
                                                                   23,132,914

INSURANCE - 2.48%
Aetna, Inc. *                                           41,700      2,510,340
AFLAC, Inc. *                                           76,300      2,346,225
American International Group, Inc. *                   104,000      5,738,720
Chubb Corp. *                                           48,000      2,880,000
                                                                 ------------
                                                                   13,475,285

INTERNATIONAL OIL - 0.40%
Weatherford International, Ltd. *                       52,000      2,178,800
                                                                 ------------

INTERNET CONTENT - 0.50%
InterActiveCorp *                                       68,600      2,714,502
                                                                 ------------

INTERNET RETAIL - 0.43%
eBay, Inc. *                                            22,300      2,323,214
                                                                 ------------

INTERNET SOFTWARE - 0.31%
Juniper Networks, Inc. * (a)                           138,700      1,715,719
                                                                 ------------

LEISURE TIME - 0.39%
Pixar, Inc. * (a)                                       34,700      2,111,148
                                                                 ------------

MANUFACTURING - 0.43%
Danaher Corp. *                                         34,700      2,361,335
                                                                 ------------

MEDICAL-HOSPITALS - 0.40%
Health Management Associates, Inc., Class A *          118,300      2,182,635
                                                                 ------------

OFFICE FURNISHINGS & SUPPLIES - 0.51%
Staples, Inc. *                                        152,500      2,798,375
                                                                 ------------

PETROLEUM SERVICES - 3.18%
BJ Services Company                                     81,100      3,029,896
ENSCO International, Inc. *                            105,300      2,832,570
Exxon Mobil Corp. *                                     63,000      2,262,330
Nabors Industries, Ltd. *                               68,500      2,709,175
Noble Corp. *                                           68,500      2,349,550
Smith International, Inc. *                             61,600      2,263,184
Transocean, Inc. *                                      85,600      1,880,632
                                                                 ------------
                                                                   17,327,337

PHARMACEUTICALS - 7.57%
Allergan, Inc.                                          20,000      1,542,000
Eli Lilly & Company *                                   27,300      1,882,881
Forest Laboratories, Inc. *                             61,400      3,361,650
Gilead Sciences, Inc. *                                 65,700      3,651,606
Medicis Pharmaceutical Corp., Class A * (a)             94,400      5,352,480
Pfizer, Inc. *                                         346,700     11,839,805
Teva Pharmaceutical Industries, Ltd., ADR *            155,700      8,864,001
Wyeth *                                                104,000      4,737,200
                                                                 ------------
                                                                   41,231,623

PUBLISHING - 0.49%
Gannett Company, Inc. *                                 34,700      2,665,307
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES       VALUE
                                                       ------       -----
RETAIL GROCERY - 0.77%
Sysco Corp. *                                           85,700   $  2,574,428
Whole Foods Market, Inc. *                              33,700      1,601,761
                                                                 ------------
                                                                    4,176,189

RETAIL TRADE - 8.25%
Abercrombie & Fitch Company, Class A                    97,100      2,758,611
Bed Bath & Beyond, Inc.                                162,900      6,322,149
Best Buy Company, Inc. *                                68,700      3,017,304
Chico's FAS, Inc. *                                     66,600      1,401,930
Family Dollar Stores, Inc. *                           104,000      3,967,600
Lowe's Companies, Inc. *                               104,000      4,466,800
The Gap, Inc. *                                        416,000      7,804,160
The TJX Companies, Inc. *                              138,300      2,605,572
Wal-Mart Stores, Inc. *                                156,000      8,372,520
Walgreen Company *                                     138,700      4,174,870
                                                                 ------------
                                                                   44,891,516

SEMICONDUCTORS - 8.70%
Analog Devices, Inc. *                                 208,000      7,242,560
Applied Materials, Inc.                                297,200      4,713,592
KLA-Tencor Corp. *                                     120,600      5,606,694
Lam Research Corp. *                                   277,400      5,051,454
Linear Technology Corp. *                              138,700      4,467,527
Marvell Technology Group, Ltd. *                        67,700      2,326,849
Maxim Integrated Products, Inc. *                      121,300      4,147,247
Microchip Technology, Inc. *                           351,525      8,612,362
Taiwan Semiconductor Manufacturing
  Company, Ltd., ADR * (a)                             155,400      1,566,432
Teradyne, Inc. *                                       208,000      3,600,480
                                                                 ------------
                                                                   47,335,197

SOFTWARE - 5.94%
Adobe Systems, Inc. *                                   51,400      1,648,398
Citrix Systems, Inc. *                                 138,700      2,823,932
Electronic Arts, Inc. *                                 48,700      3,603,313
Intuit, Inc. *                                          85,800      3,820,674
Mercury Interactive Corp. * (a)                         58,200      2,247,102
Microsoft Corp.                                        593,300     15,194,413
VERITAS Software Corp. *                               104,000      2,981,680
                                                                 ------------
                                                                   32,319,512

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.04%
Nokia AB Oyj                                            91,200      1,504,307
Nortel Networks Corp. (a)                              866,700      2,340,090
Scientific-Atlanta, Inc. *                              77,000      1,835,680
                                                                 ------------
                                                                    5,680,077

TRANSPORTATION - 1.02%
Harley-Davidson, Inc. *                                138,700      5,528,582
                                                                 ------------

TRUCKING & FREIGHT - 0.32%
Fedex Corp. *                                           28,300      1,755,449
                                                                 ------------

TOTAL COMMON STOCK
(Cost: $464,739,070)                                             $486,867,212
                                                                 ------------

                                                    PRINCIPAL
                                                     AMOUNT          VALUE
                                                     ------          -----
SHORT TERM INVESTMENTS - 6.15%
Navigator Securities Lending Trust, 1.14%         $ 33,475,825   $ 33,475,825

REPURCHASE AGREEMENTS - 4.40%
Repurchase Agreement with
  State Street Corp., dated
  06/30/2003 at 1.15%, to be
  repurchased at $23,942,765
  on 07/01/2003,
  collateralized by
  $24,395,000 Federal Home
  Loan Bank, 1.30% due
  07/02/2004 (valued at
  $24,425,495, including
  interest).                                        23,942,000   $ 23,942,000
                                                                 ------------

TOTAL INVESTMENTS (ALL CAP GROWTH
TRUST) (Cost: $522,156,895)                                      $544,285,037
                                                                 ============

STRATEGIC OPPORTUNITIES TRUST

                                                       SHARES       VALUE
                                                       ------       -----
COMMON STOCK - 84.13%
ADVERTISING - 0.34%
Monster Worldwide, Inc. * (a)                          102,200   $  2,016,406
                                                                 ------------

AIR TRAVEL - 2.68%
JetBlue Airways Corp. * (a)                              3,400        143,786
Ryanair Holdings PLC, ADR * (a)                        141,800      6,366,820
Southwest Airlines Company *                           548,800      9,439,360
                                                                 ------------
                                                                   15,949,966

BANKING - 3.46%
Bank of America Corp.                                   28,600      2,260,258
Bank of New York, Inc. *                               294,400      8,464,000
Bank One Corp. *                                       117,400      4,364,932
Fifth Third Bancorp *                                   96,300      5,521,842
                                                                 ------------
                                                                   20,611,032

BIOTECHNOLOGY - 1.28%
Amgen, Inc. *                                           25,400      1,701,292
Biogen, Inc.                                            10,900        414,200
Genentech, Inc. *                                       33,500      2,416,020
Trimeris, Inc. * (a)                                    67,900      3,101,672
                                                                 ------------
                                                                    7,633,184

BROADCASTING - 5.98%
Clear Channel Communications, Inc. *                   219,900      9,321,561
EchoStar Communications Corp., Class A * (a)           439,800     15,225,876
Liberty Media Corp., Series A                          670,000      7,745,200
Viacom, Inc., Class B *                                 76,000      3,318,160
                                                                 ------------
                                                                   35,610,797

BUSINESS SERVICES - 4.55%
Affiliated Computer Services, Inc., Class A             86,200      3,941,926
Central Parking Corp. * (a)                             24,900        307,764
Equifax, Inc. *                                        143,200      3,723,200
First Data Corp. *                                     270,000     11,188,800
Paychex, Inc. * (a)                                     80,000      2,344,800
Reynolds & Reynolds Company, Class A *                  81,500      2,327,640
Robert Half International, Inc. * (a)                  111,500      2,111,810
Sothebys Holdings, Inc., Class A *                     156,700      1,165,848
                                                                 ------------
                                                                   27,111,788

CABLE AND TELEVISION - 3.57%
AOL Time Warner, Inc. *                              1,321,100     21,256,499
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES       VALUE
                                                         ------       -----
CELLULAR COMMUNICATIONS - 4.65%
AT&T Wireless Services, Inc. *                           526,200   $  4,320,102
Nextel Communications, Inc., Class A *                 1,291,400     23,348,512
                                                                   ------------
                                                                     27,668,614

CHEMICALS - 2.55%
Dow Chemical Company *                                   383,500     11,873,160
PPG Industries, Inc. *                                    65,000      3,298,100
                                                                   ------------
                                                                     15,171,260

COMPUTERS & BUSINESS EQUIPMENT - 5.45%
Ingram Micro, Inc., Class A *                            298,900      3,287,900
Seagate Technology, Inc. * (a)                           239,700      4,230,705
Western Digital Corp. * (a)                              260,300      2,681,090
Xerox Corp. * (a)                                      2,100,000     22,239,000
                                                                   ------------
                                                                     32,438,695

CRUDE PETROLEUM & NATURAL GAS - 0.50%
Patterson-UTI Energy, Inc. *                              92,700      3,003,480
                                                                   ------------

EDUCATIONAL SERVICES - 0.21%
Sylvan Learning Systems, Inc. *                           54,700      1,249,348
                                                                   ------------

ELECTRICAL EQUIPMENT - 0.26%
Emerson Electric Company                                  30,000      1,533,000
                                                                   ------------

ELECTRIC UTILITIES - 1.78%
PG&E Corp. *                                              53,600      1,133,640
Sierra Pacific Resources * (a)                           196,300      1,166,022
The AES Corp. *                                          765,200      4,859,020
TXU Corp. *                                              154,300      3,464,035
                                                                   ------------
                                                                     10,622,717

ELECTRONICS - 0.63%
Garmin, Ltd. *                                            13,400        534,258
Synopsys, Inc. *                                          22,500      1,391,625
Vishay Intertechnology, Inc. *                           140,000      1,848,000
                                                                   ------------
                                                                      3,773,883

FINANCIAL SERVICES - 6.45%
American Express Company *,                              131,700      5,506,377
Capital One Financial Corp. *                             58,600      2,881,948
Charles Schwab Corp. *                                   867,900      8,757,111
Eaton Vance Corp. *                                       70,000      2,212,000
Janus Capital Group, Inc. *                              310,000      5,084,000
Legg Mason, Inc. *                                        30,800      2,000,460
MBNA Corp. *                                             220,300      4,591,052
Merrill Lynch & Company, Inc. *                           60,000      2,800,800
Moody's Corp. *                                           65,700      3,463,047
Morgan Stanley *                                          25,000      1,068,750
                                                                   ------------
                                                                     38,365,545

FOOD & BEVERAGES - 1.25%
The Coca-Cola Company *                                  159,900      7,420,959
                                                                   ------------

HEALTHCARE PRODUCTS - 3.39%
Alcon, Inc. *                                             30,000      1,371,000
Baxter International, Inc.                               162,200      4,217,200
Becton Dickinson & Company *                             156,200      6,068,370
C.R. Bard, Inc.                                           38,700      2,759,697
Henry Schein, Inc. *                                      22,100      1,156,714
The Cooper Companies, Inc. * (a)                          48,200      1,675,914
VISX, Inc. *                                             170,500      2,958,175
                                                                   ------------
                                                                     20,207,070

HEALTHCARE SERVICES - 1.15%
Laboratory Corp. of America Holdings *                   135,200      4,076,280
Quest Diagnostics, Inc. *                                 30,000      1,914,000
Weight Watchers International, Inc. *                     18,300        832,467
                                                                   ------------
                                                                      6,822,747

INDUSTRIAL MACHINERY - 1.17%
Cummins, Inc. * (a)                                       39,400      1,414,066
Ingersoll-Rand Company, Inc., Class A *                   72,900      3,449,628
Parker-Hannifin Corp. *                                   50,000      2,099,500
                                                                   ------------
                                                                      6,963,194

INSURANCE - 3.66%
ACE, Ltd. *                                              186,410      6,391,999
Aetna, Inc. *                                             43,800      2,636,760
Ambac Financial Group, Inc. *                             95,200      6,307,000
American International Group, Inc. *                      76,600      4,226,788
Aon Corp. *                                               49,400      1,189,552
The Allstate Corp.                                        29,200      1,040,980
                                                                   ------------
                                                                     21,793,079

INTERNET CONTENT - 1.66%
InterActiveCorp *                                         50,300      1,990,371
WebMD Corp. * (a)                                        250,000      2,707,500
Yahoo!, Inc. *                                           157,500      5,159,700
                                                                   ------------
                                                                      9,857,571

INTERNET RETAIL - 0.61%
Amazon.com, Inc. * (a)                                   100,000      3,649,000
                                                                   ------------

INTERNET SERVICE PROVIDER - 0.12%
At Road, Inc. *                                           63,900        697,788
                                                                   ------------

INTERNET SOFTWARE - 0.84%
VeriSign, Inc. *                                         359,700      4,974,651
                                                                   ------------

LEISURE TIME - 0.62%
EMI Group PLC                                          1,837,900      3,706,197
                                                                   ------------

MANUFACTURING - 3.50%
3M Company *                                              21,300      2,747,274
Danaher Corp. *                                           15,000      1,020,750
Illinois Tool Works, Inc. *                               38,000      2,502,300
Tyco International, Ltd. *                               768,400     14,584,232
                                                                   ------------
                                                                     20,854,556

MEDICAL-HOSPITALS - 0.55%
Health Management Associates, Inc., Class A *            176,900      3,263,805
                                                                   ------------

PETROLEUM SERVICES - 3.72%
BJ Services Company                                      181,800      6,792,048
ConocoPhillips *                                          66,000      3,616,800
ENSCO International, Inc. *                               72,900      1,961,010
Exxon Mobil Corp. *                                       70,000      2,513,700
Nabors Industries, Ltd. *                                184,200      7,285,110
                                                                   ------------
                                                                     22,168,668

PHARMACEUTICALS - 3.63%
Angiotech Pharmaceuticals, Inc.-CAD                          100          4,044
Angiotech Pharmaceuticals, Inc. (a)                       62,200      2,534,028
Biovail Corp. *                                          116,600      5,468,639
Merck & Company, Inc. *                                  109,300      6,618,115
Schering-Plough Corp. *                                  375,300      6,980,580
                                                                   ------------
                                                                     21,605,406

PHOTOGRAPHY - 0.13%
Lexar Media, Inc. *                                       79,300        756,522
                                                                   ------------

PUBLISHING - 0.23%
Scholastic Corp. * (a)                                    46,000      1,369,880
                                                                   ------------

RETAIL GROCERY - 0.54%
Sysco Corp. *                                            107,500      3,229,300
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          SHARES       VALUE
                                                          ------       -----
RETAIL TRADE - 1.23%
Bed Bath & Beyond, Inc.                                   126,400   $  4,905,584
Home Depot, Inc. *                                         55,100      1,824,912
Rite Aid Corp. *                                          130,000        578,500
                                                                    ------------
                                                                       7,308,996

SEMICONDUCTORS - 0.88%
Analog Devices, Inc. *                                    150,400      5,236,928
                                                                    ------------

SOFTWARE - 2.81%
BEA Systems, Inc. (a)                                     361,600      3,926,976
Microsoft Corp.                                           434,700     11,132,667
VERITAS Software Corp. *                                   58,800      1,685,796
                                                                    ------------
                                                                      16,745,439

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 4.85%
American Tower Corp., Class A * (a)                       905,100      8,010,135
Crown Castle International Corp. (a)                      530,000      4,118,100
Lucent Technologies, Inc. *                             1,562,000      3,170,860
Nortel Networks Corp. (a)                               1,762,300      4,758,210
Nortel Networks Corp.-CAD                                 982,600      2,638,144
SBC Communications, Inc. *                                189,500      4,841,725
Time Warner Telecom, Inc., Class A *                      204,600      1,303,302
                                                                    ------------
                                                                      28,840,476

TELEPHONE - 3.25%
BellSouth Corp. *                                          80,000      2,130,400
Cincinnati Bell, Inc. *                                   158,900      1,064,630
Qwest Communications International, Inc. *              2,220,100     10,612,078
Verizon Communications, Inc. *                            140,000      5,523,000
                                                                    ------------
                                                                      19,330,108

TOTAL COMMON STOCK
(Cost: $446,925,952)                                                $500,818,554
                                                                    ------------

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                        ------         -----
SHORT TERM INVESTMENTS - 10.73%
Navigator Securities Lending Trust, 1.14%            $ 63,860,467   $ 63,860,467
                                                                    ------------

REPURCHASE AGREEMENTS - 5.14%
Repurchase Agreement with
  State Street Corp., dated
  06/30/2003 at 0.50%, to be
  repurchased at $30,607,425
  on 07/01/2003,
  collateralized by
  $21,515,000 U.S. Treasury
  Bonds, 7.875% due 02/15/2021
  (valued at $31,223,493,
  including interest).                                 30,607,000   $ 30,607,000
                                                                    ------------

TOTAL INVESTMENTS (STRATEGIC
OPPORTUNITIES TRUST) (Cost: $541,393,419)                           $595,286,021
                                                                    ============

FINANCIAL SERVICES TRUST

                                                           SHARES       VALUE
                                                           ------       -----
COMMON STOCK - 98.14%
BANKING - 23.46%
Bank One Corp. *                                           84,100   $  3,126,838
Fifth Third Bancorp *                                      56,100      3,216,774
Golden West Financial Corp. *                              39,400      3,152,394
Lloyds TSB Group PLC, ADR * (a)                           105,600      3,063,456
Wells Fargo & Company *                                    63,500      3,200,400
                                                                    ------------
                                                                      15,759,862

BUSINESS SERVICES - 4.24%
Dun & Bradstreet Corp. *                                   69,300      2,848,230
                                                                    ------------

CONTAINERS & GLASS - 3.44%
Sealed Air Corp. *                                         48,500      2,311,510
                                                                    ------------

FINANCIAL SERVICES - 24.85%
American Express Company *                                153,700      6,426,197
Charles Schwab Corp. *                                     44,300        446,987
Citigroup, Inc. *                                          73,100      3,128,680
H & R Block, Inc. *                                        31,800      1,375,350
Janus Capital Group, Inc. *                               169,100      2,773,240
Moody's Corp. *                                            44,000      2,319,240
Providian Financial Corp. *                                24,600        227,796
                                                                    ------------
                                                                      16,697,490

HOLDINGS COMPANIES/CONGLOMERATES - 11.50%
Berkshire Hathaway, Inc., Class A *                             6        435,000
Berkshire Hathaway, Inc., Class B *                           600      1,458,000
HSBC Holdings PLC                                         237,807      2,814,391
Julius Baer Holdings, Ltd.                                 12,300      3,021,308
                                                                    ------------
                                                                       7,728,699

INSURANCE - 20.63%
American International Group, Inc. *                       33,600      1,854,048
Aon Corp. *                                                52,000      1,252,160
Cincinnati Financial Corp. *                               60,400      2,240,236
Everest Re Group, Ltd. *                                   22,500      1,721,250
FPIC Insurance Group, Inc. * (a)                           26,800        371,716
Loews Corp.                                                27,100      1,281,559
Markel Corp.                                                5,100      1,305,600
Progressive Corp. *                                        19,400      1,418,140
Transatlantic Holdings, Inc. *                             34,950      2,416,793
                                                                    ------------
                                                                      13,861,502

MANUFACTURING - 5.18%
Tyco International, Ltd. *                                183,400      3,480,932
                                                                    ------------

TOBACCO - 4.84%
Altria Group, Inc. *                                       71,500      3,248,960
                                                                    ------------

TOTAL COMMON STOCK
(Cost: $66,094,495)                                                 $ 65,937,185
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                         ------        -----
SHORT TERM INVESTMENTS - 1.86%
Navigator Securities Lending Trust, 1.14%            $    417,600   $    417,600
Redwood Receivable Corp.
  1.32% due 07/01/2003                                    832,000        832,000
                                                                    ------------
                                                                    $  1,249,600

TOTAL INVESTMENTS (FINANCIAL SERVICES
TRUST) (Cost: $67,344,095)                                          $ 67,186,785
                                                                    ============

INTERNATIONAL STOCK TRUST

                                                          SHARES       VALUE
                                                          ------       -----
COMMON STOCK - 81.08%
AUSTRALIA - 1.57%
Telstra Corp.                                           1,849,877   $  5,465,240
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 SHARES       VALUE
                                                 ------       -----
DENMARK - 1.42%
Group 4 Falck                                    296,400   $  4,932,048
                                                           ------------

FINLAND - 2.23%
Nokia AB Oyj                                     470,200      7,755,756
                                                           ------------

FRANCE - 7.23%
Autoroutes du Sud de la France (a)               220,365      6,450,936
Groupe Danone (a)                                 16,823      2,331,755
Schneider Electric SA (a)                        114,900      5,410,784
Total SA, B Shares                                72,613     10,991,643
                                                           ------------
                                                             25,185,118

GERMANY - 9.46%
Allianz AG                                        67,750      5,640,534
Altana AG (a)                                    106,800      6,749,199
Deutsche Telekom AG (a)                          443,200      6,775,122
E.ON AG                                          140,200      7,219,838
Henkel Kgaa-Vorzug                                   848         52,585
Metro AG (a)                                     153,200      4,960,546
SAP AG (a)                                        12,900      1,523,886
                                                           ------------
                                                             32,921,710

HONG KONG - 2.92%
Hong Kong Electric Holdings, Ltd.              1,516,900      5,932,875
Hutchison Whampoa, Ltd.                          692,300      4,216,930
                                                           ------------
                                                             10,149,805

IRELAND - 3.01%
Bank of Ireland                                  411,800      4,978,304
CRH PLC                                          348,207      5,491,200
                                                           ------------
                                                             10,469,504

ITALY - 3.87%
Eni SPA (a)                                      534,795      8,101,501
Mediolanum SPA (a)                               961,800      5,376,670
                                                           ------------
                                                             13,478,171

JAPAN - 16.96%
Bridgestone Corp. (a)                            537,000      7,303,075
Canon, Inc. (a)                                  163,000      7,493,471
Dai Nippon Printing Company, Ltd.                261,603      2,771,981
Daito Trust Construction Company, Ltd., (a)      260,000      5,477,452
Mitsubishi Corp. (a)                             902,000      6,268,959
Nomura Holdings, Ltd., (a)                       646,300      8,217,940
NTT DoCoMo, Inc.                                   1,300      2,820,074
Sony Corp. (a)                                   154,600      4,359,835
Takeda Chemical Industries, Ltd.                 152,000      5,618,122
Toyota Motor Corp. (a)                           335,300      8,700,372
                                                           ------------
                                                             59,031,281

SOUTH KOREA - 2.03%
Samsung Electronics Company, Ltd., GDR*           47,550      7,073,062
                                                           ------------

NETHERLANDS - 5.41%
ASML Holding NV                                  319,160      3,036,032
IHC Caland NV                                     81,700      4,178,148
Reed Elsevier NV (a)                             502,913      5,940,947
TNT Post Group NV                                326,315      5,675,200
                                                           ------------
                                                             18,830,327

SPAIN - 2.33%
Telefonica SA                                    697,576      8,112,133
                                                           ------------

SWEDEN - 0.87%
Ericsson LM, Series B                          2,815,000      3,027,942
                                                           ------------

SWITZERLAND - 7.99%
Credit Suisse Group                              230,400      6,077,064
Nestle SA                                         13,000      2,688,295
Novartis AG                                      255,687     10,139,704
Swiss Reinsurance Company                         92,513      5,136,949
Syngenta AG                                       75,000      3,767,757
                                                           ------------
                                                             27,809,769

UNITED KINGDOM - 13.78%
AstraZeneca Group PLC                            197,741      7,942,364
BHP Billiton PLC                               1,282,700      6,763,361
HSBC Holdings PLC                                996,400     11,792,164
Royal Bank of Scotland Group                     299,814      8,424,567
Tesco PLC                                      1,097,144      3,976,033
Vodafone Group PLC                             4,626,484      9,061,836
                                                           ------------
                                                             47,960,325

TOTAL COMMON STOCK
(Cost: $269,670,058)                                       $282,202,191
                                                           ------------

                                              PRINCIPAL
                                               AMOUNT         VALUE
                                               ------         -----
SHORT TERM INVESTMENTS - 18.92%
Navigator Securities Lending Trust, 1.14%   $ 65,870,323   $ 65,870,323
                                                           ------------

TOTAL INVESTMENTS (INTERNATIONAL STOCK
TRUST) (Cost: $335,540,381)                                $348,072,514
                                                           ============

The Trust had the following five top industry concentrations at June 30, 2003 (as a percentage of total value of investments):

Drugs & Health Care                               7.13%
Telecommunications Equipment & Servies            6.61%
Electric Utilities                                5.33%
Insurance                                         4.64%
Retail Trade                                      4.44%

OVERSEAS TRUST

                                                 SHARES       VALUE
                                                 ------       -----
COMMON STOCK - 77.85%
BELGIUM - 0.15%
Fortis                                            35,300   $    613,930
                                                           ------------

CANADA - 2.69%
Alcan Aluminum, Ltd.                              37,200      1,163,988
Canadian Natural Resources, Ltd.* (a)             33,600      1,332,104
Canadian Natural Resources, Ltd. - USD*              200          7,982
EnCana Corp.* (a)                                 48,900      1,864,747
EnCana Corp. - USD*                               18,700        717,519
Precision Drilling Corp.* (a)                     20,000        749,696
Precision Drilling Corp. - USD*                    6,600        249,216
Talisman Energy, Inc.* (a)                       101,200      4,590,669
Talisman Energy, Inc. - USD*                       3,800        174,230
Tembec, Inc.*                                     54,000        324,617
                                                           ------------
                                                             11,174,768

DENMARK - 0.56%
Coloplast AS, Class B                              6,900        534,023
Novo Nordisk AS                                   51,400      1,802,071
                                                           ------------
                                                              2,336,094

FINLAND - 1.33%
Nokia AB Oyj                                     336,100      5,543,831
                                                           ------------

FRANCE - 6.78%
Alcatel SA, ADR*                                  97,500        872,625
Aventis SA                                        19,501      1,074,671
AXA                                              164,700      2,559,419
BNP Paribas SA (a)                                96,847      4,929,374
Caisse Nationale du Credit Agricole               29,400        559,677
L'Air Liquide SA (a)                               4,800        712,787

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES       VALUE
                                                        ------       -----
FRANCE - CONTINUED
Pechiney SA, Class A (a)                                 26,500   $    952,856
Pernod-Ricard SA (a)                                     16,300      1,456,804
Sanofi-Synthelabo SA (a)                                 12,800        750,883
Societe Television Francaise 1 (a)                      110,900      3,418,682
Suez SA (a)                                              32,100        511,753
Total SA, B Shares                                       57,628      8,723,320
Vivendi Universal, ADR *                                 92,100      1,698,324
                                                                  ------------
                                                                    28,221,175

GERMANY - 6.33%
Allianz AG (a)                                           48,050      4,000,408
Altana AG ADR *                                          16,800      1,041,600
BASF AG (a)                                              22,950        982,015
Bayer AG (a)                                             31,600        733,501
Deutsche Boerse AG (a)                                  109,836      5,828,013
Deutsche Telekom AG                                     146,600      2,228,320
Infineon Technologies AG (a)                            891,700      8,636,210
Munchener Ruckversicherungs-Gesellschaft AG (a)          28,400      2,900,186
                                                                  ------------
                                                                    26,350,253

HONG KONG - 1.28%
China Mobile (Hong Kong), Ltd.                          429,250      1,012,830
CNOOC, Ltd. (a)                                         418,500        611,799
Hong Kong Exchange & Clearing, Ltd.                     652,000        944,788
Hutchison Whampoa, Ltd.                                 361,200      2,200,137
Techtronic Industries Company, Ltd.                     340,000        568,981
                                                                  ------------
                                                                     5,338,535

INDIA - 0.70%
Dr Reddy's Laboratories, Ltd.                            39,000        921,107
Housing Development Finance Corp., Ltd.                  55,100        486,390
Infosys Technologies, Ltd                                 4,400        309,932
Ranbaxy Laboratories, Ltd.                               52,400        887,295
Satyam Computer Services, Ltd.                           75,700        314,151
                                                                  ------------
                                                                     2,918,875

ITALY - 1.41%
Banca Intesa SPA (a)                                    290,587        930,880
Telecom Italia SPA (a)                                  386,400      3,502,319
UniCredito Italiano SPA (a)                             296,300      1,414,399
                                                                  ------------
                                                                     5,847,598

JAPAN - 21.29%
Advantest Corp.                                          31,500      1,398,190
Canon, Inc.                                             116,000      5,332,777
Credit Saison Company, Ltd.                              66,400      1,090,831
Daikin Industries, Ltd.                                  19,000        349,547
Daiwa Securities Group, Inc.                          2,027,000     11,669,350
Fuji Photo Film Company, Ltd.                            23,000        665,888
Ito-Yokado Company, Ltd. (a)                            147,000      3,526,136
Jafco Company, Ltd. (a)                                  45,600      2,587,126
KDDI Corp. (a)                                              876      3,398,607
Kokusai Securities Company, Ltd.                         62,000        376,588
Konica Corp. (a)                                         63,000        718,543
Kyocera Corp.                                            28,500      1,633,599
Kyorin Pharmaceuticals Company, Ltd.                      8,000        109,599
Matsushita Electric Industrial Company, Ltd. (a)         78,000        773,785
Mitsubishi Tokyo Financial Group, Inc. (a)                  369      1,671,745
Mizuho Financial Group, Inc. (a)                            415        328,593
Murata Manufacturing Company, Ltd. (a)                   24,200        953,018
Nikko Cordial Corp. (a)                               3,853,000     15,494,940
Nikon Corp. (a)                                         103,000        849,919
Nissan Motor Company (a)                                264,600      2,534,402
Nomura Securities Company, Ltd.                       1,196,000     15,207,576
Orix Corp. (a)                                           65,600      3,634,258
Rohm Company                                             26,200      2,861,441
Seiko Epson Corp. (a)                                     2,600         77,444
Shin-Etsu Chemical Company, Ltd.                         45,900      1,570,147
SMC Corp.                                                 4,300        362,713
Sony Corp. (a)                                           57,900      1,632,823
Sumitomo Electric Industries, Ltd.                      160,000      1,170,748
Sumitomo Mitsui Banking Corp. (a)                           835      1,825,289
Tokyo Electron, Ltd. (a)                                 72,700      3,451,362
Toyota Motor Corp.                                       52,700      1,367,461
                                                                  ------------
                                                                    88,624,445

SOUTH KOREA - 1.78%
Kookmin Bank                                              6,600        198,912
Samsung Electronics Company                              24,200      7,192,130
                                                                  ------------
                                                                     7,391,042

MEXICO - 0.99%
Grupo Televisa SA, ADR *                                 64,100      2,212,091
Telefonos de Mexico-SP, ADR, Class L *                   41,900      1,316,498
TV Azteca SA de C.V., ADR *                              93,100        605,150
                                                                  ------------
                                                                     4,133,739

NETHERLANDS - 4.51%
Akzo Nobel NV                                            37,200        987,577
ASML Holding NV                                         661,000      6,287,809
ING Groep NV                                            299,928      5,219,733
Koninklijke (Royal) Philips Electronics NV               80,700      1,537,185
Koninklijke Ahold NV                                     96,300        800,861
STMicroelectronics NV *                                  19,200        399,168
VNU NV                                                   88,600      2,734,304
Wolters Kluwer NV                                        68,100        822,486
                                                                  ------------
                                                                    18,789,123

PORTUGAL - 0.13%
Banco Comercial dos Acores, SA                          309,500        544,684
                                                                  ------------

RUSSIA - 0.65%
JSC MMC Norilsk Nickel, ADR *                            29,600      1,030,080
Yukos Corp., ADR *                                       30,000      1,680,000
                                                                  ------------
                                                                     2,710,080

SINGAPORE - 0.48%
Flextronics International, Ltd. *                       191,300      1,987,607
                                                                  ------------

SOUTH AFRICA - 0.28%
Harmony Gold Mining Company, Ltd. *                      45,300        610,191
Sappi, Ltd.                                              44,800        540,473
                                                                  ------------
                                                                     1,150,664

SPAIN - 2.23%
Altadis SA, Series A (a)                                 72,900      1,871,604
Banco Popular Espanol SA (a)                             40,100      2,029,502
Banco Santander Central, Hispano SA                     381,148      3,345,111
Industria de Diseno Textil, SA                           37,900        954,719
Telefonica SA                                            94,030      1,093,478
                                                                  ------------
                                                                     9,294,414

SWEDEN - 1.79%
Hennes & Mauritz AB, Series B                            25,500        586,852
Nordea AB                                               284,200      1,372,088
Securitas AB, Series B                                   53,900        552,807
Telefonaktiebolaget LM Ericsson, ADR *                  465,000      4,942,950
                                                                  ------------
                                                                     7,454,697

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES       VALUE
                                                        ------       -----
SWITZERLAND - 6.16%
Compagnie Financiere Richemont AG                        34,340   $    556,412
Converium Holdings AG                                    18,490        855,005
Credit Suisse Group                                     244,380      6,445,803
Novartis AG                                             175,430      6,956,975
Roche Holding AG                                         59,573      4,683,065
Swiss Reinsurance Company (a)                            28,651      1,590,898
Syngenta AG                                                 606         30,444
Synthes-Stratec, Inc.                                     2,018      1,452,733
UBS AG                                                   42,740      2,382,701
Zurich Financial Services AG                              5,792        692,075
                                                                  ------------
                                                                    25,646,111

TAIWAN - 0.27%
Hon Hai Precision Industry Company, Ltd.                123,000        446,013
Taiwan Semiconductor Manufacturing Company, Ltd.        415,000        683,473
                                                                  ------------
                                                                     1,129,486

UNITED KINGDOM - 10.95%
3i Group PLC                                            219,700      2,051,754
Abbey National Benefit Consultants, Ltd.                242,600      1,886,675
AstraZeneca Group PLC                                   115,900      4,655,180
BHP Billiton PLC                                        215,400      1,135,751
BP PLC                                                  430,200      2,988,305
Carlton Communciations PLC                              242,900        608,257
Centrica PLC                                            225,400        654,781
E D & F Manitoba Treasury Management                     89,100      1,761,391
GlaxoSmithKline PLC                                     303,037      6,125,886
HBOS PLC                                                116,699      1,513,237
HSBC Holdings PLC                                       242,300      2,867,565
Kingfisher PLC                                          402,443      1,844,262
Lloyds TSB Group PLC                                    139,400        991,358
Prudential Corp.                                        355,700      2,157,728
Reckitt & Colman                                         54,000        992,534
Reed Elsevier PLC                                       107,600        896,819
Rio Tinto PLC                                           102,800      1,937,067
Shire Pharmaceuticals Group PLC, ADR *                   51,800      1,020,460
Tesco PLC                                               497,463      1,802,798
Vodafone Group PLC                                    3,802,278      7,447,474
William Hill PLC                                         48,700        229,817
                                                                  ------------
                                                                    45,569,099

UNITED STATES - 5.11%
Apropos Technology, Inc. *                                  100            256
Baker Hughes, Inc. *                                     46,200      1,550,934
ENSCO International, Inc. *                              65,000      1,748,500
European Warrants Fund, Inc. *                           59,300        117,414
Freeport-McMoRan Copper & Gold, Inc., Class B *          33,450        819,525
Grant Prideco, Inc. *                                    98,700      1,159,725
Micron Technology, Inc. *                               132,800      1,544,464
Motorola, Inc. *                                        591,900      5,581,617
Noble Corp. *                                            44,300      1,519,490
NTL, Inc. *                                              46,600      1,589,992
Smith International, Inc. *                               6,000        220,440
Transocean, Inc. *                                       34,400        755,768
Tyco International, Ltd. *                              215,900      4,097,782
Weatherford International, Ltd. *                        13,800        578,220
                                                                  ------------
                                                                    21,284,127

TOTAL COMMON STOCK
(Cost: $327,906,873)                                              $324,054,377
                                                                  ------------

PREFERRED STOCK - 0.80%
AUSTRALIA - 0.80%
The News Corp., Ltd., ADR *                             133,300      3,339,165
                                                                  ------------

TOTAL PREFERRED STOCK
(Cost: $4,353,456)                                                $  3,339,165
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                      ------         -----
SHORT TERM INVESTMENTS - 14.42%
Navigator Securities Lending Trust, 1.14%          $ 60,022,196   $ 60,022,196
                                                                  ------------

REPURCHASE AGREEMENTS - 6.93%
Repurchase Agreement with
  State Street Corp. dated
  06/30/2003 at 0.50%, to be
  repurchased at $28,826,400
  on 07/01/2003,
  collateralized by
  $23,665,000 U.S. Treasury
  Bonds, 6.25% due 08/15/2023
  (valued at $29,408,093,
  including interest).                               28,826,000   $ 28,826,000
                                                                  ------------

TOTAL INVESTMENTS (OVERSEAS TRUST)
(Cost: $421,108,525)                                              $416,241,738
                                                                  ============

The Trust has the following five top industry concentrations at June 30, 2003 (as a percentage of total value of investments):

Financial Services                           14.04%
Banking                                       6.46%
Drugs & Health Care                           5.17%
Electronics                                   5.14%
Telecommunications Equipment & Services       5.13%

INTERNATIONAL SMALL CAP TRUST

                                                       SHARES        VALUE
                                                       ------        -----
COMMON STOCK - 89.95%
AUSTRALIA - 5.03%
APN News & Media (a)                                  1,016,366   $  2,388,537
Iluka Resources, Ltd.(a)                              1,431,275      3,892,170
Mayne Nickless, Ltd.(a)                                 412,175        758,308
Promina Group  *                                      1,165,000      1,846,085
Sons of Gwalia, Ltd.(a)                               1,424,690      2,200,199
                                                                  ------------
                                                                    11,085,299

BELGIUM - 1.70%
Barco NV                                                 62,635      3,753,593
                                                                  ------------

BERMUDA - 1.43%
DMX Technologies Group, Ltd. *                        1,581,000        260,395
Moulin International Holding                          5,804,000      2,884,081
                                                                  ------------
                                                                     3,144,476

BRAZIL - 0.49%
Telemig Celular Participacoes *                          51,700      1,086,734
                                                                  ------------

CANADA - 8.17%
ATI Technologies, Inc.                                  333,333      3,294,606
GSI Lumonics, Inc. *                                    313,500      2,104,260
Laurentian Bank of Canada *                             109,600      2,110,755
Linamar Corp. *                                         152,275      1,022,093
National Bank Canada Montreal Quebec *                   43,675      1,186,787
North West Company *                                    175,125      3,030,376
Precision Drilling Corp. *                               29,125      1,091,745

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                             SHARES        VALUE
                                             ------        -----
CANADA - CONTINUED
Sobeys, Inc. *                                 31,700   $    840,579
Torstar Corp. *                               109,310      2,221,273
Transcontinental, Inc., Class A *              56,200        779,318
Transcontinental, Inc., Class B *              21,800        313,553
                                                        ------------
                                                          17,995,345

DENMARK - 3.04%
Vestas Wind Systems AS                        584,350      6,693,378
                                                        ------------

FINLAND - 4.62%
Amer Group, Ltd.                              157,300      4,816,473
KCI Konecranes OYJ                             50,500      1,248,884
Metso Oyj                                     266,500      2,375,698
Orion, Series B                               104,010      1,728,763
                                                        ------------
                                                          10,169,818

FRANCE - 0.75%
Galeries Lafayette SA (a)                      12,225      1,660,700
                                                        ------------

GERMANY - 3.14%
Hugo Boss AG (a)                              131,200      1,940,739
Jenoptik AG                                   307,390      3,960,045
WCM Beteilgungs & Grundbesitz AG (a)          447,000      1,012,899
                                                        ------------
                                                           6,913,683

HONG KONG - 9.73%
Asia Satellite Telecom Holdings               413,000        680,552
ASM Pacific Technology, Ltd.                  705,000      2,052,217
Dah Sing Financial Group                      463,200      2,304,670
Fountain Set Holdings, Ltd.                 2,622,000      2,336,823
Giordano International, Ltd.               13,442,000      4,180,075
Hung Hing Printing                          1,638,000      1,144,772
Lerado Group Holdings                      11,722,000      1,954,130
Techtronic Industries Company, Ltd.         1,364,000      2,282,618
Texwinca Holdings, Ltd. (a)                 1,256,000        998,596
Wing Hang Bank, Ltd.                          511,000      1,877,388
Wing Lung Bank, Ltd.                          382,900      1,615,436
                                                        ------------
                                                          21,427,277

INDIA - 0.63%
Satyam Computer Services, Ltd., ADR *         139,300      1,383,249
                                                        ------------

ISRAEL - 1.44%
Orbotech, Ltd. *                              190,210      3,163,192
                                                        ------------

ITALY - 0.49%
Banco Popolare Di Verona e Novara              19,950        273,075
Sias Spa                                       98,958        808,168
                                                        ------------
                                                           1,081,243

JAPAN - 4.94%
Belluna Co., Ltd.                               3,250        132,869
Japan Airport Terminal Company, Ltd.          320,000      1,850,236
Kikkoman Corp.                                160,000      1,058,612
Meitec Corp. (a)                              124,000      3,776,229
Ono Pharmaceutical Company, Ltd.               54,000      1,676,025
Point, Inc.                                    24,700        387,435
Sangetsu Company                               56,800        917,482
Seiko Epson Corp.                               6,500        193,609
Tokyo Individualized Education (a)             89,700        643,628
Toto, Ltd.                                     41,000        243,903
                                                        ------------
                                                          10,880,028

SOUTH KOREA - 4.23%
Daeduck Electronics Company, Ltd.             284,200      2,462,511
Daegu Bank                                    460,480      1,840,763
Halla Climate Control Corp.                    47,330      2,258,527
Pusan Bank                                    660,290      2,750,057
                                                        ------------
                                                           9,311,858

LUXEMBOURG - 1.40%
Thiel Logistik AG                             751,260      3,084,969
                                                        ------------

MALAYSIA - 0.11%
Transmile Group Berhad                        267,000        236,084
                                                        ------------

MEXICO - 2.09%
Corporacion GEO, SA, Series B *               644,250      1,886,602
Grupo Aeroportuario, ADR *                    173,275      2,535,014
Grupo Continential SA                         110,800        173,365
                                                        ------------
                                                           4,594,981

NETHERLANDS - 6.76%
Aalberts Industries NV                        155,250      2,732,218
Arcadis NV (a)                                 20,150        204,426
Draka Holdings                                276,145      2,664,965
IHC Caland NV                                  27,075      1,384,619
OPG Groep NV                                  100,584      3,062,494
Vedior NV                                     534,530      4,851,113
                                                        ------------
                                                          14,899,835

NEW ZEALAND - 1.40%
Fisher & Paykel                               424,476      3,075,908
                                                        ------------

NORWAY - 0.23%
Golar LNG, Inc.                                49,200        511,530
                                                        ------------

SINGAPORE - 3.82%
ASE Test, Ltd. *                              759,465      4,177,057
Seksun Corp., Ltd.                            625,200        284,061
Want Want Holdings                          5,085,000      3,966,300
                                                        ------------
                                                           8,427,418

SPAIN - 3.93%
Grupo Dragados SA                              26,650        537,368
Sol Melia SA (a)                              874,580      4,667,775
Transportes Azkar                             597,335      3,456,036
                                                        ------------
                                                           8,661,179

SWEDEN - 3.74%
D Carnegie & Company AB                       258,100      1,888,489
Kungsleden                                    126,100      2,200,189
Obsever AB                                  1,110,190      4,151,826
                                                        ------------
                                                           8,240,504

SWITZERLAND - 2.59%
Gurit Heberlein                                 3,330      1,650,710
Kuoni Reisen Holding AG                           780        200,829
Sig Holding AG                                 15,050      1,714,782
Vontobel Holdings AG                          131,725      2,139,216
                                                        ------------
                                                           5,705,537

THAILAND - 0.85%
BEC World                                     112,400        641,217
GMM Grammy Public                             531,400        272,837
Thai-German Ceramic Industry
  Public Company Ltd.                          77,700         82,650

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES         VALUE
                                                      ------         -----
THAILAND - CONTINUED
Tisco Finance PLC                                    2,452,600    $    874,471
                                                                  ------------
                                                                     1,871,175

UNITED KINGDOM - 9.56%
Avis Europe PLC                                      2,324,585       3,611,770
Chubb Corp.                                          5,207,100       6,498,149
Geest PLC                                              473,408       3,693,383
Kidde PLC                                            2,855,275       4,011,563
Smith WH Group                                         546,830       3,253,881
                                                                  ------------
                                                                    21,068,746

UNITED STATES - 3.64%
Ishares MSCI EAFE Index Fund *                          47,700       5,166,387
Ishares MSCI EMU Index Fund *                           58,175       2,850,575
                                                                  ------------
                                                                     8,016,962

TOTAL COMMON STOCK
(Cost: $173,913,222)                                              $198,144,701
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                      ------         -----
SHORT TERM INVESTMENTS - 3.92%
Navigator Securities Lending Trust, 1.14%          $  8,624,134   $  8,624,134
                                                                  ------------

REPURCHASE AGREEMENTS - 6.13%
Repurchased Agreement with
  State Street Corp. dated
  06/30/2003 at 0.40% to be
  repurchased at $13,513,150
  on 07/01/2003,
  collateralized by
  $11,140,000 U.S. Treasury
  Bonds, 6.125% due 08/15/2029
  (valued at $13,784,335,
  including interest).                               13,513,000   $ 13,513,000
                                                                  ------------

TOTAL INVESTMENTS (INTERNATIONAL SMALL
CAP TRUST) (Cost: $196,050,356)                                   $220,281,835
                                                                  ============

The Trust had the following five top industry concentrations at June 30, 2003 (as a percentage of total value of investments):

Business Services                    8.59%
Electronics                          6.93%
Banking                              5.29%
Electrical Equipment                 5.28%
Investment Companies                 5.02%

INTERNATIONAL VALUE TRUST

                                                       SHARES        VALUE
                                                       ------        -----
COMMON STOCK - 82.41%
AUSTRALIA - 0.88%
Iluka Resources, Ltd. (a)                             1,014,730   $  2,759,429
                                                                  ------------

CANADA - 3.53%
Barrick Gold Corp. * (a)                                189,100      3,346,125
BCE, Inc. * (a)                                         178,000      4,077,949
Husky Energy, Inc. * (a)                                280,380      3,619,141
                                                                  ------------
                                                                    11,043,215

CAYMAN ISLANDS - 0.00%
CK Life Sciences International Holdings, Inc.            12,600          2,601
                                                                  ------------

CHINA - 1.00%
PetroChina Company, Ltd., Class H                    10,325,936      3,111,757
                                                                  ------------

DENMARK - 3.25%
Tele Danmark AS                                         174,400      5,223,577
Vestas Wind Systems AS (a)                              431,400      4,941,428
                                                                  ------------
                                                                    10,165,005

FINLAND - 2.74%
Metso Oyj                                               138,000      1,230,193
Sampo Oyj, A Shares                                     492,100      3,616,984
Stora Enso Oyj (a)                                      330,690      3,701,061
                                                                  ------------
                                                                     8,548,238

FRANCE - 8.87%
Alstom (a)                                              149,582        516,170
Aventis SA                                               79,300      4,370,103
Aventis SA-DEM                                            8,927        490,413
AXA                                                     365,100      5,673,611
Michelin (CGDE) (a)                                      65,700      2,569,429
Pechiney SA, Class A (a)                                155,300      5,584,095
Suez SA (a)                                             229,100      3,652,420
Total SA, B Shares                                       32,164      4,868,759
                                                                  ------------
                                                                    27,725,000

GERMANY - 5.07%
Adidas-Salomon AG (a)                                    46,440      3,978,010
Bayer AG (a)                                            149,700      3,474,844
Deutsche Post AG                                        351,700      5,174,105
E.ON AG (a)                                              62,700      3,228,844
                                                                  ------------
                                                                    15,855,803

HONG KONG - 4.61%
Bank of East Asia                                       172,600        337,535
Cheung Kong Holdings, Ltd.                              624,000      3,744,888
China Mobile Hong Kong, Ltd., ADR *                     289,000      3,401,530
CLP Holdings, Ltd.                                      604,600      2,628,308
Hutchison Whampoa, Ltd.                                 522,000      3,179,601
Swire Pacific                                         1,584,500      1,107,381
                                                                  ------------
                                                                    14,399,243

ISRAEL - 0.99%
Check Point Software Technologies, Ltd. *               157,600      3,081,080
                                                                  ------------

ITALY - 2.02%
Eni SPA (a)                                             229,450      3,475,892
San Paolo-IMI SPA (a)                                   304,300      2,831,671
                                                                  ------------
                                                                     6,307,563

JAPAN - 5.92%
Hitachi, Ltd.                                           788,000      3,346,477
NEC Corp. (a)                                           386,000      1,932,335
Nintendo Company, Ltd.                                   26,900      1,959,343
Nomura Securities Company, Ltd.                         277,000      3,522,156
Ono Pharmaceutical Company, Ltd.                        121,000      3,755,538
Seiko Epson Corp. (a)                                     8,400        250,202
Sony Corp.                                              133,000      3,750,699
                                                                  ------------
                                                                    18,516,750

SOUTH KOREA - 3.89%

Korea Electric Power Corp.                               89,020      1,408,521
Korea Electric Power Corp., ADR *                       267,000      2,378,970
KT Corp., ADR *                                         122,400      2,412,504
Samsung Electronics Company                              20,050      5,958,769
                                                                  ------------
                                                                    12,158,764

MEXICO - 1.43%
Grupo Carso, Series A1                                  761,480      2,302,768
Telefonos de Mexico-SP, ADR, Class L *                   68,700      2,158,554
                                                                  ------------
                                                                     4,461,322

NETHERLANDS - 4.61%
Akzo Nobel NV (a)                                       191,930      5,095,315

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES        VALUE
                                                       ------        -----
NETHERLANDS - CONTINUED
ING Groep NV                                            300,840   $  5,235,605
Koninklijke (Royal) Philips
  Electronics NV                                        214,508      4,085,979
                                                                  ------------
                                                                    14,416,899

NEW ZEALAND - 0.60%
Telecom Corp. of New Zealand, Ltd.                      608,600      1,871,184
                                                                  ------------

SINGAPORE - 0.61%
DBS Group Holdings, Ltd.                                327,000      1,912,878
                                                                  ------------

SPAIN - 3.25%
Iberdrola SA (a)                                        209,820      3,639,490
Repsol-YPF SA                                           275,500      4,474,543
Telefonica SA                                           175,400      2,039,732
                                                                  ------------
                                                                    10,153,765

SWEDEN - 5.46%
Atlas Copco AB-A Shares                                 146,000      3,697,844
Autoliv, Inc. *                                          96,500      2,613,220
ForeningsSparbanken AB, Series A (a)                    191,450      2,645,991
Nordic Baltic Holding-DKK                               373,998      1,823,561
Nordic Baltic Holding-EUR                               685,420      3,319,183
Securitas AB, Series B                                   47,500        487,167
Volvo AB, B Shares (a)                                  113,100      2,489,694
                                                                  ------------
                                                                    17,076,660

SWITZERLAND - 3.97%
Adecco SA (a)                                            50,100      2,068,348
Nestle SA                                                23,200      4,797,573
Swiss Reinsurance Company (a)                            59,540      3,306,065
UBS AG                                                   40,000      2,229,950
                                                                  ------------
                                                                    12,401,936

UNITED KINGDOM - 19.71%
Abbey National Benefit Consultants, Ltd.                525,400      4,085,982
BAE Systems PLC                                       2,412,354      5,682,019
BHP Billiton PLC                                        871,663      4,596,064
BP PLC                                                  264,300      1,835,911
Brambles Industries, Ltd.                             1,220,374      3,308,138
Cadbury Schweppes PLC                                   445,600      2,636,787
Chubb Corp.                                           1,113,320      1,389,357
Hays PLC                                              1,547,940      2,456,248
Imperial Chemical Industries PLC                        898,736      1,823,477
J. Sainsbury PLC                                        809,200      3,397,319
Kidde PLC                                               903,300      1,269,105
Lloyds TSB Group PLC                                    687,600      4,889,940
Marks & Spencer Group, PLC                              360,861      1,883,346
Nycomed Amersham PLC                                    514,320      3,865,920
Rolls-Royce Group PLC                                 1,094,500      2,320,171
Shell Transport & Trading Company PLC                   560,000      3,702,498
Shire Pharmaceuticals Group                             683,100      4,516,386
Smiths Industries PLC                                   320,000      3,718,365
United Business Media PLC                               595,963      2,984,755
WPP Group PLC                                           159,300      1,250,709
                                                                  ------------
                                                                    61,612,497

TOTAL COMMON STOCK
(Cost: $265,392,815)                                              $257,581,589
                                                                  ------------

PREFERRED STOCK - 0.83%
GERMANY - 0.83%
Volkswagen AG - Non Voting Preferred                     86,750      2,605,366
                                                                  ------------

TOTAL PREFERRED STOCK
(Cost: $2,823,765)                                                $  2,605,366
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                      ------         -----
RIGHTS - 0.00%
UNITED KINGDOM - 0.00%
TI Automotive, Ltd., A Shares *                    $    170,000   $          0
                                                                  ------------

TOTAL RIGHTS
(Cost: $0)                                                        $          0
                                                                  ------------

SHORT TERM INVESTMENTS - 12.74%
Navigator Securities Lending
  Trust, 1.14%                                     $ 39,837,294   $ 39,837,294
                                                                  ------------

REPURCHASE AGREEMENTS - 4.02%
Repurchased Agreement with
  State Street Corp. dated
  06/30/2003 at 0.40% to be
  repurchased at $12,556,140
  on 07/01/2003,
  collateralized by
  $10,355,000 U.S. Treasury
  Bonds, 6.125% due
  08/15/2029 (valued at
  $12,812,997, including
  interest).                                         12,556,000   $ 12,556,000
                                                                  ------------

TOTAL INVESTMENTS (INTERNATIONAL VALUE
TRUST) (Cost: $320,609,873)                                       $312,580,249
                                                                  ============

The Trust had the following five top industry concentrations at June 30, 2003 (as a percentage of total value of investments):

Insurance                                        4.99%
Financial Services                               4.97%
Electrical Equipment                             4.63%
International Oil                                4.45%
Business Services                                4.37%

QUANTITATIVE MID CAP TRUST

                                                         SHARES       VALUE
                                                         ------       -----
COMMON STOCK - 85.65%
APPAREL & TEXTILES - 1.09%
Coach, Inc. *                                             23,000   $ 1,144,020
                                                                   -----------

BANKING - 3.78%
Greenpoint Financial Corp. *                              33,300     1,696,302
Sovereign Bancorp, Inc.* (a)                             145,700     2,280,205
                                                                   -----------
                                                                     3,976,507

BROADCASTING - 1.74%
Westwood One, Inc. *                                      53,800     1,825,434
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  SHARES       VALUE
                                                  ------       -----
BUSINESS SERVICES - 5.64%
Affiliated Computer Services, Inc.,
  Class A,                                         37,800   $ 1,728,594
Corporate Executive Board Company *                42,100     1,718,522
Jacobs Engineering Group, Inc. *                   59,000     2,486,850
                                                            -----------
                                                              5,933,966

CHEMICALS - 0.44%
The Scotts Company, Class A * (a)                   9,400       465,300
                                                            -----------

COMPUTERS & BUSINESS EQUIPMENT - 4.43%
Avocent Corp.                                      28,000       838,040
Cognizant Technology Solutions Corp.,
  Class A *                                        34,900       850,164
Fair Isaac Corp. * (a)                             17,200       884,940
NetScreen Technologies, Inc. * (a)                 43,300       976,415
Network Appliance, Inc. *                          32,400       525,204
Western Digital Corp. * (a)                        57,300       590,190
                                                            -----------
                                                              4,664,953

CONTAINERS & GLASS - 1.96%
Ball Corp.                                         24,600     1,119,546
Pactiv Corp. *                                     48,000       946,080
                                                            -----------
                                                              2,065,626

COSMETICS & TOILETRIES - 1.18%
Alberto Culver Company, Class B * (a)              24,200     1,236,620
                                                            -----------

CRUDE PETROLEUM & NATURAL GAS - 3.48%
Chesapeake Energy Corp. *                         184,700     1,865,470
XTO Energy, Inc. *                                 89,500     1,799,845
                                                            -----------
                                                              3,665,315

EDUCATIONAL SERVICES - 1.47%
Apollo Group, Inc., Class A *                      25,000     1,544,000
                                                            -----------

ELECTRICAL EQUIPMENT - 1.67%
AMETEK, Inc. *                                     47,800     1,751,870
                                                            -----------

ELECTRIC UTILITIES - 1.51%
The Southern Company *                             50,900     1,586,044
                                                            -----------

ELECTRONICS - 3.79%
Foundry Networks, Inc. * (a)                       65,400       941,760
Harman International Inc. *                        20,900     1,654,026
L-3 Communications Holdings, Inc. * (a)            32,100     1,396,029
                                                            -----------
                                                              3,991,815

FINANCIAL SERVICES - 7.29%
Alliance Capital Management Holding, LP *          48,500     1,770,250
Bear Stearns Companies, Inc. *                     20,400     1,477,368
Capital One Financial Corp. *                      20,600     1,013,108
Charter One Financial, Inc. *                      29,400       916,692
Countrywide Financial Corp. *                      13,300       925,281
Legg Mason, Inc. *                                 24,100     1,565,295
                                                            -----------
                                                              7,667,994

GAS & PIPELINE UTILITIES - 3.74%
Kinder Morgan, Inc. *                              39,100     2,136,815
Philadelphia Suburban Corp. * (a)                  55,400     1,350,652
Questar Corp. *                                    13,400       448,498
                                                            -----------
                                                              3,935,965

HEALTHCARE PRODUCTS - 2.41%
Varian Medical Systems, Inc. *                     27,700     1,594,689
Zimmer Holdings, Inc. *                            20,900       941,545
                                                            -----------
                                                              2,536,234

HEALTHCARE SERVICES - 4.82%
Caremark Rx, Inc. *                                47,800     1,227,504
Coventry Health Care, Inc. *                       36,800     1,698,688
Mid-Atlantic Medical Services, Inc. *              41,100     2,149,530
                                                            -----------
                                                              5,075,722

HOTELS & RESTAURANTS - 1.53%
Brinker International, Inc. *                      44,600     1,606,492
                                                            -----------

HOUSEHOLD APPLIANCES - 1.13%
Black & Decker Corp. *                             27,400     1,190,530
                                                            -----------

HOUSEHOLD PRODUCTS - 1.82%
Dial Corp. *                                       98,200     1,909,990
                                                            -----------

INDUSTRIAL MACHINERY - 1.12%
Ingersoll-Rand Company, Inc., Class A *            25,000     1,183,000
                                                            -----------

INSURANCE - 7.48%
Fidelity National Financial, Inc.                  59,250     1,822,530
PartnerRe, Ltd. *                                  44,200     2,259,062
Radian Group, Inc. *                               51,100     1,872,815
RenaissanceRe Holdings, Ltd. *                     42,000     1,911,840
                                                            -----------
                                                              7,866,247

INTERNET SOFTWARE - 0.67%
Symantec Corp. *                                   16,000       701,760
                                                            -----------

LEISURE TIME - 1.74%
International Game Technology *                    17,900     1,831,707
                                                            -----------

NEWSPAPERS - 0.87%
E.W. Scripps Company, Class A *                    10,300       913,816
                                                            -----------

PETROLEUM SERVICES - 3.98%
BJ Services Company                                54,600     2,039,856
Noble Corp. *                                      62,500     2,143,750
                                                            -----------
                                                              4,183,606

PHARMACEUTICALS - 4.32%
Celgene Corp. * (a)                                10,700       325,280
Gilead Sciences, Inc. *                            25,800     1,433,964
Pharmaceutical Resources, Inc. *                   29,000     1,411,140
Teva Pharmaceutical Industries, Ltd., ADR *        24,200     1,377,706
                                                            -----------
                                                              4,548,090

POLLUTION CONTROL - 1.68%
Stericycle, Inc. * (a)                             46,000     1,770,080
                                                            -----------

RETAIL TRADE - 3.98%
Bed Bath & Beyond, Inc.                            33,700     1,307,897
Chico's FAS, Inc. * (a)                            64,700     1,361,935
Family Dollar Stores, Inc. *                       39,800     1,518,370
                                                            -----------
                                                              4,188,202

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  SHARES       VALUE
                                                  ------       -----
SEMICONDUCTORS - 3.12%
Altera Corp. *                                     39,500   $   647,800
Integrated Circuit Systems, Inc. * (a)             22,200       697,746
Marvell Technology Group, Ltd. * (a)               33,900     1,165,143
QLogic Corp. *                                     15,900       768,447
                                                            -----------
                                                              3,279,136

SOFTWARE - 1.77%
Citrix Systems, Inc. *                             21,100       429,596
McDATA Corp., Class A * (a)                        44,500       652,815
Mercury Interactive Corp. *  (a)                   20,300       783,783
                                                            -----------
                                                              1,866,194

TOTAL COMMON STOCK
(Cost: $78,133,145)                                         $90,106,235
                                                            -----------

                                               PRINCIPAL
                                                AMOUNT        VALUE
                                                ------        -----
SHORT TERM INVESTMENTS - 12.60%
Navigator Securities Lending Trust, 1.14%    $ 11,261,990  $ 11,261,990
Federal Home Loan Bank
  Consolidated Discount Note,
  0.90% due 07/18/2003                          2,000,000     1,999,150
                                                           ------------
                                                           $ 13,261,140

REPURCHASE AGREEMENTS - 1.75%
Repurchase Agreement with
  State Street Corp., dated
  06/30/2003 at 0.92%, to be
  repurchased at $1,837,047
  on 07/01/2003,
  collateralized by
  $1,275,000 U.S, Treasury
  Bonds, 8.13% due 08/15/2019
  (valued at $1,875,844,
  including interest).                          1,837,000  $  1,837,000
                                                           ------------

TOTAL INVESTMENTS (QUANTITATIVE MID CAP
TRUST) (Cost: $93,231,285)                                 $105,204,375
                                                           ============

MID CAP CORE TRUST

                                                   SHARES      VALUE
                                                   ------      -----
COMMON STOCK - 67.27%
ADVERTISING - 0.07%
Omnicom Group, Inc. * (a)                             300   $    21,510
                                                            -----------

AEROSPACE - 1.59%
Northrop Grumman Corp.                              3,200       276,128
Raytheon Company *                                  7,100       233,164
                                                            -----------
                                                                509,292

APPAREL & TEXTILES - 2.76%
Mohawk Industries, Inc.                             5,800       322,074
NIKE, Inc., Class B                                 6,100       326,289
V.F. Corp. *                                        7,000       238,350
                                                            -----------
                                                                886,713

BANKING - 1.33%
Marshall & Ilsley Corp. *                           5,200       159,016
TCF Financial Corp. * (a)                           6,700       266,928
                                                            -----------
                                                                425,944

BIOTECHNOLOGY - 0.87%
Millipore Corp. *                                   6,300       279,531
                                                            -----------

BUSINESS SERVICES - 4.58%
Affiliated Computer Services, Inc., Class A (a),    3,900       178,347
Ceridian Corp. *                                   35,700       605,829

BUSINESS SERVICES - CONTINUED
Certegy, Inc. *                                    11,100       308,025
Valassis Communications, Inc. *                    10,700       275,204
Viad Corp. *                                        4,500       100,755
                                                            -----------
                                                              1,468,160

CHEMICALS - 1.82%
Engelhard Corp. *                                   9,500       235,315
Lyondell Chemical Company * (a)                    18,800       254,364
The Scotts Company, Class A *                       1,900        94,050
                                                            -----------
                                                                583,729

COMPUTERS & BUSINESS EQUIPMENT - 0.81%
Diebold, Inc. *                                     6,000       259,500
                                                            -----------

CONSTRUCTION MATERIALS - 0.50%
Martin Marietta Materials, Inc. * (a)               4,800       161,328
                                                            -----------

CONTAINERS & GLASS - 0.90%
Pactiv Corp. *                                     14,600       287,766
                                                            -----------

COSMETICS & TOILETRIES - 1.16%
International Flavors & Fragrances, Inc. * (a)     11,700       373,581
                                                            -----------

CRUDE PETROLEUM & NATURAL GAS - 2.08%
Devon Energy Corp. *                                4,400       234,960
Pioneer Natural Resources Company                   8,100       211,410
Valero Energy Corp. * (a)                           6,100       221,613
                                                            -----------
                                                                667,983

ELECTRIC UTILITIES - 2.91%
FPL Group, Inc.                                     3,500       233,975
TECO Energy, Inc. *                                22,300       267,377
Wisconsin Energy Corp. *                           14,900       432,100
                                                            -----------
                                                                933,452

ELECTRONICS - 3.61%
Amphenol Corp., Class A * (a)                       5,000       234,100
L-3 Communications Holdings, Inc. * (a)             6,800       295,732
Molex, Inc., Class A                                8,700       201,657
Roper Industries, Inc. * (a)                        6,700       249,240
Vishay Intertechnology, Inc. * (a)                 13,400       176,880
                                                            -----------
                                                              1,157,609

FOOD & BEVERAGES - 1.50%
Campbell Soup Company * (a)                        19,700       482,650
                                                            -----------

HEALTHCARE PRODUCTS - 2.63%
Apogent Technologies, Inc. * (a)                   26,000       520,000
Beckman Coulter, Inc. * (a)                         2,000        81,280
C.R. Bard, Inc.                                     3,400       242,454
                                                            -----------
                                                                843,734

HEALTHCARE SERVICES - 0.90%
IMS Health, Inc. *                                 16,100       289,639
                                                            -----------

HOTELS & RESTAURANTS - 1.56%
Jack In the Box, Inc. *                            11,800       263,140
Outback Steakhouse, Inc.                            6,100       237,900
                                                            -----------
                                                                501,040

HOUSEHOLD APPLIANCES - 0.83%
Whirlpool Corp. * (a)                               4,200       267,540
                                                            -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES        VALUE
                                                   ------        -----
HOUSEHOLD PRODUCTS - 1.97%
Dial Corp. *                                       14,700     $   285,915
Newell Rubbermaid, Inc. * (a)                      12,400         347,200
                                                              -----------
                                                                  633,115

INDUSTRIAL MACHINERY - 3.74%
Cooper Cameron Corp. * (a)                          4,000         201,520
Dover Corp. *                                      15,000         449,550
ITT Industries, Inc. *                              3,800         248,748
Kennametal, Inc. (a)                                4,300         145,512
Pall Corp. *                                        6,800         153,000
                                                              -----------
                                                                1,198,330

INDUSTRIALS - 2.39%
Rockwell Automation, Inc * (a)                     10,100         240,784
Waters Corp. *                                     18,000         524,340
                                                              -----------
                                                                  765,124

INSURANCE - 2.88%
ACE, Ltd. *                                         9,400         322,326
MGIC Investment Corp. * (a)                         5,300         247,192
Principal Financial Group, Inc. *                  11,000         354,750
                                                              -----------
                                                                  924,268

INTERNATIONAL OIL - 0.67%
Weatherford International, Ltd. * (a)               5,100         213,690
                                                              -----------

LEISURE TIME - 1.61%
Brunswick Corp. *                                  20,600         515,412
                                                              -----------

MANUFACTURING - 2.89%
Mettler-Toledo International, Inc.                  9,000         329,850
Pentair, Inc. * (a)                                 5,800         226,548
SPX Corp. *                                         8,400         370,104
                                                              -----------
                                                                  926,502

NEWSPAPERS - 0.47%
Lee Enterprises, Inc.(a)                            4,000         150,120
                                                              -----------

OFFICE FURNISHINGS & SUPPLIES - 1.03%
Herman Miller, Inc. * (a)                          16,400         331,444
                                                              -----------

PAPER - 0.70%
Louisiana-Pacific Corp. (a)                        20,700         223,146
                                                              -----------

PETROLEUM SERVICES - 1.98%
BJ Services Company                                 6,000         224,160
Noble Corp. *                                       5,700         195,510
Smith International, Inc. *                         5,900         216,766
                                                              -----------
                                                                  636,436

PHARMACEUTICALS - 2.27%
Biovail Corp. * (a)                                 7,500         352,950
Teva Pharmaceutical Industries, Ltd., ADR *         6,600         375,738
                                                              -----------
                                                                  728,688

POLLUTION CONTROL - 1.34%
Republic Services, Inc. *                          19,000         430,730
                                                              -----------

RAILROADS & EQUIPMENT - 0.37%
Norfolk Southern Corp. * (a)                        6,100         117,120
                                                              -----------

RETAIL GROCERY - 1.98%
Safeway, Inc. * (a)                                13,500         276,210
The Kroger Company *                               21,500         358,620
                                                              -----------
                                                                  634,830

RETAIL TRADE - 1.65%
Best Buy Company, Inc. *                            6,200         272,304
Family Dollar Stores, Inc. * (a)                    6,700         255,605
                                                              -----------
                                                                  527,909

SEMICONDUCTORS - 3.28%
Integrated Circuit Systems, Inc. * (a)              9,000         282,870
Microchip Technology, Inc. * (a)                   10,300         252,350
Novellus Systems, Inc. *                            7,800         285,644
Xilinx, Inc. *                                      9,100         230,321
                                                              -----------
                                                                1,051,185

SOFTWARE - 2.53%
Computer Associates International, Inc. *          28,600         637,208
Mercury Interactive Corp. *                         4,500         173,745
                                                              -----------
                                                                  810,953

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.11%
Scientific-Atlanta, Inc. * (a)                     15,000         357,600
                                                              -----------

TOTAL COMMON STOCK
(Cost: $20,139,991)                                           $21,577,303
                                                              -----------

                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                                 ------          -----
SHORT TERM INVESTMENTS - 17.28%
Navigator Securities Lending Trust, 1.14%     $ 5,541,984     $ 5,541,984
                                                              -----------

REPURCHASE AGREEMENTS - 15.45%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  1.15%, to be repurchased at
  $4,957,158 on 07/01/2003,
  collateralized by $5,055,000
  Federal National Mortgage Agency,
  1.30% due 06/28/2004 (valued at
  $5,059,742 including interest).               4,957,000     $ 4,957,000
                                                              -----------

TOTAL INVESTMENTS (MID CAP CORE TRUST)
(Cost: $30,638,975)                                           $32,076,287
                                                              ===========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

GLOBAL EQUITY TRUST

                                                  SHARES          VALUE
                                                  ------          -----
COMMON STOCK - 90.70%
AUSTRALIA - 0.27%
Qantas Airways, Ltd., ADR                          493,119     $ 1,082,713
                                                               -----------

BELGIUM - 0.23%
Interbrew                                           41,395         921,343
                                                               -----------

BERMUDA - 0.66%
XL Capital, Ltd., Class A *                         31,700       2,631,100
                                                               -----------

BRAZIL - 1.21%
Aracruz Celulose SA, ADR *                          15,600         328,380
Companhia De Bebidas, ADR *                         81,600       1,660,560
Companhia Vale Do Rio Doce, ADR *                   48,200       1,429,612
Petroleo Brasileiro SA, ADR *                       69,500       1,373,320
                                                               -----------
                                                                 4,791,872

CANADA - 1.34%
Canadian National Railway Company *                 24,700       1,192,022
Canadian Natural Resources, Ltd. * (a)              31,600       1,252,812
EnCana Corp. * (a)                                  75,876       2,893,446
                                                               -----------
                                                                 5,338,280

DENMARK - 1.00%
Danske Bank AS                                     187,630       3,659,430
Novo Nordisk AS                                      8,510         298,358
                                                               -----------
                                                                 3,957,788

FINLAND - 1.35%
Nokia Oyj Corp., ADR *                             327,200       5,375,896
                                                               -----------

FRANCE - 4.90%
LVMH Moet Hennessy (a)                              76,759       3,813,334
Sanofi-Synthelabo SA (a)                            26,805       1,572,456
Societe Television Francaise 1 (a)                  40,205       1,239,388
Total SA, B Shares                                  84,752      12,829,159
                                                               -----------
                                                                19,454,337

GERMANY - 1.01%
BASF AG (a)                                         28,210       1,207,086
Porsche AG                                           2,376       1,008,475
Schering AG (a)                                     16,527         809,454
T- Online International AG                          93,266         965,513
                                                               -----------
                                                                 3,990,528

GREECE - 0.23%
Hellenic Telecommunications
  Organization SA                                   76,860         908,837
                                                               -----------

HONG KONG - 0.41%
CNOOC, Ltd.                                      1,104,000       1,613,921
                                                               -----------

IRELAND - 0.60%
Allied Irish Banks PLC                             156,756       2,360,240
                                                               -----------

ITALY - 0.75%
Eni SPA (a)                                         81,530       1,235,082
Mediaset SPA (a)                                   206,480       1,750,402
                                                               -----------
                                                                 2,985,484

JAPAN - 4.16%
Canon, Inc. (a)                                     34,000       1,563,055
Konami Corp.                                        17,800         319,302
Murata Manufacturing Company, Ltd. (a)              62,600       2,465,246
Nintendo Company, Ltd. (a)                           5,700         415,177
NTT DoCoMo, Inc. (a)                                 2,548       5,527,346
Secom Company, Ltd.                                 21,000         616,745
Toyota Motor Corp. (a)                             160,000       4,151,683
Yahoo Japan Corp. (a)                                   90       1,464,269
                                                               -----------
                                                                16,522,823

SOUTH KOREA - 2.66%
Korea Tobacco & Ginseng Corp., GDR *               156,000       1,287,000
KT Corp.                                            51,950       2,031,030
Samsung Electronics Company                         18,210       5,411,929
SK Telecom Company, Ltd., ADR *                     97,450       1,837,907
                                                               -----------
                                                                10,567,866

LIBERIA - 0.59%
Royal Caribbean Cruises, Ltd. *                    101,100       2,341,476
                                                               -----------

LUXEMBOURG - 0.44%
Arcelor (a)                                        149,663       1,745,600
                                                               -----------

MEXICO - 1.84%
Fomento Economico Mexicano, SA de CV *              24,900       1,025,880
Grupo Financiero Bancomer, SA de CV *            2,480,784       2,096,304
Telefonos de Mexico-SP, ADR, Class L *             133,620       4,198,340
                                                               -----------
                                                                 7,320,524

NETHERLANDS - 1.55%
ING Groep NV                                       153,752       2,675,790
Reed Elsevier NV (a)                               294,873       3,483,356
                                                               -----------
                                                                 6,159,146

NEW ZEALAND - 0.25%
Telecom Corp. of New Zealand, Ltd.                 323,979         996,096
                                                               -----------

PORTUGAL - 0.32%
Portugal Telecom                                   175,942       1,262,835
                                                               -----------

RUSSIA - 0.49%
Yukos Corp., ADR *                                  34,975       1,958,600
                                                               -----------

SINGAPORE - 0.60%
Overseas-Chinese Banking Corp., Ltd.               346,000       1,965,072
United Overseas Bank                                59,000         415,505
                                                               -----------
                                                                 2,380,577

SPAIN - 1.85%
Altadis SA, Series A (a)                           136,267       3,498,463
Banco Bilbao Vizcaya SA                             91,660         964,702
Iberdrola SA (a)                                    81,158       1,407,748
Industria de Diseno Textil, SA (a)                  57,900       1,458,529
                                                               -----------
                                                                 7,329,442

SWEDEN - 0.23%
Investor AB                                        125,040         914,904
                                                               -----------

SWITZERLAND - 3.01%
Ciba Specialty Chemicals Holding, Inc. (a)          21,420       1,299,527
Nestle SA                                           24,502       5,066,816
Novartis AG                                         83,470       3,310,145
Swisscom AG                                          7,976       2,271,944
                                                               -----------
                                                                11,948,432

UNITED KINGDOM - 8.48%
AstraZeneca Group PLC                               78,966       3,171,708
BHP Billiton PLC                                   695,070       3,664,933
Boots Group PLC                                    167,286       1,793,149
Brambles Industries, Ltd.                          350,553         950,264
Diageo PLC                                         348,864       3,730,845
Dixons Group                                       817,464       1,783,567
GlaxoSmithKline PLC                                182,589       3,691,032
Hilton Group PLC                                   586,284       1,783,086
HSBC Holdings PLC                                  138,582       1,640,086
Nycomed Amersham PLC                               226,814       1,704,862
Reckitt & Colman                                   206,359       3,792,931

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES         VALUE
                                                         ------         -----
UNITED KINGDOM - CONTINUED
Rio Tinto PLC                                            152,038     $  2,864,863
Shell Transport & Trading Company PLC                    468,155        3,095,255
                                                                     ------------
                                                                       33,666,581

UNITED STATES - 50.27%
Allergan, Inc.                                            18,600        1,434,060
Altria Group, Inc. *                                     231,830       10,534,355
American International Group, Inc. *                      99,600        5,495,928
AmerisourceBergen Corp. *                                 15,700        1,088,795
Amgen, Inc. *                                             37,800        2,531,844
Automatic Data Processing, Inc. *                         43,456        1,471,420
AutoZone, Inc. *                                          46,940        3,566,032
Bank of New York, Inc. *                                 220,397        6,336,414
Baxter International, Inc.                                74,200        1,929,200
Berkshire Hathaway, Inc., Class B *                          842        2,046,060
Capital One Financial Corp. *                             64,600        3,177,028
Cardinal Health, Inc. *                                   95,850        6,163,155
CIGNA Corp. *                                             22,300        1,046,762
Citigroup, Inc. *                                        287,504       12,305,171
Comcast Corp., Class A *                                  51,900        1,566,342
Comcast Corp.-Special Class A *                          101,812        2,935,240
Comerica, Inc. *                                         115,821        5,385,676
Commerce Bancorp, Inc. *                                  71,200        2,641,520
Computer Associates International, Inc. *                139,700        3,112,516
Dell Computer Corp. *                                    153,123        4,893,811
Edison International *                                    66,100        1,086,023
Emerson Electric Company                                  38,150        1,949,465
Entergy Corp. *                                           38,850        2,050,503
Family Dollar Stores, Inc. *                              53,700        2,048,655
Federal Home Loan Mortgage Corp.                         169,017        8,580,993
Fifth Third Bancorp *                                     65,800        3,772,972
Forest Laboratories, Inc. *                               27,700        1,516,575
GTECH Holdings Corp. *                                    37,100        1,396,815
Harrah's Entertainment, Inc. *                            58,900        2,370,136
J.P. Morgan Chase & Company *                             59,900        2,047,382
Johnson & Johnson *                                       98,700        5,102,790
King Pharmaceuticals, Inc. *                              66,600          983,016
Kohl's Corp. *                                            66,400        3,411,632
Krispy Kreme Doughnuts, Inc. *                            34,300        1,412,474
Lexmark International Group, Inc., Class A *              22,400        1,585,248
Lockheed Martin Corp. *                                   17,600          837,232
Lowe's Companies, Inc. *                                  83,090        3,568,716
M&T Bank Corp. *                                          25,500        2,147,610
MBNA Corp. *                                             284,190        5,922,520
Microsoft Corp.                                          409,568       10,489,036
NIKE, Inc., Class B                                       31,500        1,684,935
North Fork BanCorp, Inc. *                                19,100          650,546
Omnicom Group, Inc. *                                     20,916        1,499,677
Oracle Corp. *                                           203,087        2,441,106
Pfizer, Inc. *                                           418,561       14,293,858
QUALCOMM, Inc. *                                          83,600        2,988,700
Radian Group, Inc. *                                      51,100        1,872,815
Southwest Airlines Company *                             108,600        1,867,920
The Coca-Cola Company *                                   83,750        3,886,838
The TJX Companies, Inc. *                                141,580        2,667,367
Tyco International, Ltd. *                               279,262        5,300,393
US Bancorp *                                             304,630        7,463,435
Viacom, Inc., Class B *                                   62,250        2,717,835
Wal-Mart Stores, Inc. *                                   66,800        3,585,156
Xerox Corp. *                                            106,200        1,124,658
Yahoo!, Inc. *                                            52,000        1,703,520
Zions BanCorp *                                           38,500        1,948,485
                                                                     ------------
                                                                      199,638,366

TOTAL COMMON STOCK
(Cost: $348,077,101)                                                 $360,165,607
                                                                     ------------

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                        ------           -----
SHORT TERM INVESTMENTS - 8.47%
Navigator Securities Lending
  Trust, 1.14%                                       $33,641,717     $ 33,641,717
                                                                     ------------

REPURCHASE AGREEMENTS - 0.83%
Repurchase Agreement with
  Goldman Sachs dated 06/30/2003
  at 1.20% to be repurchased at
  $3,297,110 on 07/01/2003,
  collateralized by $2,530,000
  Federal National Mortgage
  Association, 7.12% due
  01/15/2030 (valued at $3,372,101,
  including interest).                                 3,297,000     $  3,297,000
                                                                     ------------

TOTAL INVESTMENTS   (GLOBAL EQUITY TRUST)
(Cost: $385,015,818)                                                 $397,104,324
                                                                     ============

The Trust had the following five top industry concentrations at June 30, 2003 (as a percentage of total value of investments):

Banking                                       9.61%
Financial Services                            8.99%
Pharmaceuticals                               4.86%
Drugs & Health Care                           4.82%
Software                                      4.49%

STRATEGIC GROWTH TRUST

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCK - 91.14%
ADVERTISING - 0.97%
Lamar Advertising Company, Class A *                      55,790     $  1,964,366
                                                                     ------------

APPAREL & TEXTILES - 0.79%
Liz Claiborne, Inc. *                                     23,100          814,275
Reebok International, Ltd. * (a)                          23,500          790,305
                                                                     ------------
                                                                        1,604,580

BANKING - 0.79%
Bank of New York, Inc. *                                  55,500        1,595,625
                                                                     ------------

BIOTECHNOLOGY - 4.26%
Amgen, Inc. *                                             56,880        3,809,822
Genentech, Inc. *                                         40,700        2,935,284
Genzyme Corp. *                                           31,020        1,296,636
IDEC Pharmaceuticals Corp. *                              16,300          554,200
                                                                     ------------
                                                                        8,595,942

BROADCASTING - 4.68%
Clear Channel Communications, Inc. *                      59,090        2,504,825
EchoStar Communications Corp., Class A * (a)              58,070        2,010,384
Viacom, Inc., Class B *                                   68,200        2,977,612
Westwood One, Inc. *                                      57,700        1,957,761
                                                                     ------------
                                                                        9,450,582

BUSINESS SERVICES - 5.49%
Accenture, Ltd., Class A *                                45,100          815,859
Affiliated Computer Services, Inc., Class A               15,300          699,669
Aramark Corp., Class B                                   105,900        2,374,278

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES         VALUE
                                                         ------         -----
BUSINESS SERVICES - CONTINUED
Cadence Design Systems, Inc. * (a)                        81,920     $    987,955
First Data Corp. *                                        45,530        1,886,763
SunGuard Data Systems, Inc. *                             78,460        2,032,899
The BISYS Group, Inc. *                                  125,140        2,298,822
                                                                     ------------
                                                                       11,096,245

CABLE AND TELEVISION - 2.89%
AOL Time Warner, Inc. *                                  154,550        2,486,710
Comcast Corp.-Special Class A *                           70,340        2,027,902
Cox Communications, Inc., Class A *                       41,800        1,333,420
                                                                     ------------
                                                                        5,848,032

CELLULAR COMMUNICATIONS - 2.41%
AT&T Wireless Services, Inc. *                           236,920        1,945,113
Sprint Corp. (PCS Group) *                               278,600        1,601,950
Vodafone Group PLC, ADR * (a)                             67,406        1,324,528
                                                                     ------------
                                                                        4,871,591

COMPUTERS & BUSINESS EQUIPMENT - 5.90%
Cisco Systems, Inc. *                                    340,710        5,652,379
Dell Computer Corp. *                                     30,440          972,862
DST Systems, Inc. *                                       31,800        1,208,400
International Business Machines Corp. *                   49,500        4,083,750
                                                                     ------------
                                                                       11,917,391

COSMETICS & TOILETRIES - 1.11%
Avon Products, Inc. *                                     36,080        2,244,176
                                                                     ------------

ELECTRICAL EQUIPMENT - 1.69%
General Electric Company *                               118,840        3,408,331
                                                                     ------------

FINANCIAL SERVICES - 8.07%
Citigroup, Inc. *                                        115,260        4,933,128
Federal National Mortgage
  Association                                             26,500        1,787,160
Mellon Financial Corp. *                                  65,080        1,805,970
Merrill Lynch & Company, Inc. *                           74,090        3,458,521
SLM Corp. *                                               40,290        1,578,159
The Goldman Sachs Group, Inc. *                           32,720        2,740,300
                                                                     ------------
                                                                       16,303,238

FOOD & BEVERAGES - 1.11%
PepsiCo, Inc. *                                           50,430        2,244,135
                                                                     ------------

HEALTHCARE PRODUCTS - 2.10%
Johnson & Johnson *                                       44,900        2,321,330
Medtronic, Inc. *                                         40,100        1,923,597
                                                                     ------------
                                                                        4,244,927

HOTELS & RESTAURANTS - 3.16%
Brinker International, Inc. *                             28,100        1,012,162
Hilton Hotels Corp. *                                     50,200          642,058
McDonalds Corp. *                                         45,800        1,010,348
MGM Mirage *                                               6,900          235,842
Outback Steakhouse, Inc.                                  53,790        2,097,810
Starwood Hotels & Resorts Worldwide, Inc. *               48,660        1,391,189
                                                                     ------------
                                                                        6,389,409

INSURANCE - 8.31%
ACE, Ltd. *                                               77,240        2,648,559
American International Group, Inc. *                      25,560        1,410,401
Chubb Corp. *                                             27,200        1,632,000
Hartford Financial Services Group, Inc. *                 46,360        2,334,690
Marsh & McLennan Companies, Inc. *                        39,400        2,012,158
Travelers Property Casualty Corp., Class A *             166,091        2,640,847
Travelers Property Casualty Corp., Class B *               5,309           83,723
UNUMProvident Corp. *                                    127,990        1,716,346
XL Capital, Ltd., Class A *                               27,740        2,302,420
                                                                     ------------
                                                                       16,781,144

INTERNET SOFTWARE - 1.07%
Networks Associates, Inc. * (a)                          156,800        1,988,224
Symantec Corp. * (a)                                       4,010          175,879
                                                                     ------------
                                                                        2,164,103

LEISURE TIME - 0.72%
The Walt Disney Company *                                 73,490        1,451,428
                                                                     ------------

MANUFACTURING - 1.87%
Danaher Corp. * (a)                                       17,590        1,196,999
Tyco International, Ltd. *                               136,460        2,590,011
                                                                     ------------
                                                                        3,787,010

NEWSPAPERS - 0.42%
E.W. Scripps Company, Class A *                            9,510          843,727
                                                                     ------------

OFFICE FURNISHINGS & SUPPLIES - 0.56%
Staples, Inc. *                                           62,200        1,141,370
                                                                     ------------

PHARMACEUTICALS - 8.14%
Abbott Laboratories,                                      62,680        2,742,877
Eli Lilly & Company *                                     22,870        1,577,344
Pfizer, Inc. *                                           217,974        7,443,812
Schering-Plough Corp. *                                  113,000        2,101,800
Wyeth *                                                   56,620        2,579,041
                                                                     ------------
                                                                       16,444,874

PUBLISHING - 2.18%
The New York Times Company, Class A                       56,760        2,582,580
Tribune Company *                                         37,500        1,811,250
                                                                     ------------
                                                                        4,393,830

RETAIL TRADE - 9.44%
CVS Corp. *                                               46,800        1,311,804
Home Depot, Inc. *                                       129,030        4,273,473
Kohl's Corp. *                                            39,770        2,043,383
Pier 1 Imports, Inc. *                                    90,700        1,850,280
Target Corp. *                                            56,110        2,123,202
The Gap, Inc. *                                           17,160          321,922
The TJX Companies, Inc. *                                 42,500          800,700
Wal-Mart Stores, Inc. *                                   87,360        4,688,611
Williams-Sonoma, Inc. *                                   56,500        1,649,800
                                                                     ------------
                                                                       19,063,175

SEMICONDUCTORS - 3.87%
Analog Devices, Inc. *                                    86,860        3,024,465
Linear Technology Corp. *                                 45,030        1,450,416
Maxim Integrated Products, Inc. *                         40,350        1,379,567
STMicroelectronics NV *                                   26,120          543,035
Texas Instruments, Inc. *                                 80,530        1,417,328
                                                                     ------------
                                                                        7,814,811

SOFTWARE - 7.98%
Avid Technology, Inc. * (a)                               15,100          529,557
BEA Systems, Inc.                                         45,400          493,044
Microsoft Corp.                                          305,900        7,834,099

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES         VALUE
                                                         ------         -----
SOFTWARE - CONTINUED
Oracle Corp. *                                           223,660     $  2,688,393
PeopleSoft, Inc. *                                        54,510          958,831
VERITAS Software Corp. *                                 126,190        3,617,867
                                                                     ------------
                                                                       16,121,791

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.22%
QUALCOMM, Inc. *                                          12,300          439,725
                                                                     ------------

TRUCKING & FREIGHT - 0.94%
Fedex Corp. *                                              8,950          555,169
United Parcel Service, Inc., Class B *                    21,010        1,338,337
                                                                     ------------
                                                                        1,893,506

TOTAL COMMON STOCK
(Cost: $172,243,942)                                                 $184,119,064
                                                                     ------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
SHORT TERM INVESTMENTS - 8.86%
Navigator Securities Lending
  Trust, 1.14%                                       $ 6,986,974     $  6,986,974
Federal Home Loan Bank Discount
  Note, 0.95% due 07/01/2003                          10,909,000       10,909,000
                                                                     ------------
                                                                     $ 17,895,974

TOTAL INVESTMENTS (STRATEGIC GROWTH
TRUST) (Cost: $190,139,916)                                          $202,015,038
                                                                     ============

CAPITAL APPRECIATION TRUST

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCK - 93.48%
ADVERTISING - 0.76%
Omnicom Group, Inc. *                                     15,500     $  1,111,350
                                                                     ------------

BANKING - 1.15%
Bank One Corp. *                                          45,000        1,673,100
                                                                     ------------

BIOTECHNOLOGY - 5.62%
Amgen, Inc. *                                             80,500        5,391,890
Genentech, Inc. *                                         38,700        2,791,044
                                                                     ------------
                                                                        8,182,934

BROADCASTING - 4.79%
Clear Channel Communications, Inc. *                      26,900        1,140,291
Univision Communications, Inc., Class A * (a)             66,000        2,006,400
Viacom, Inc., Class B *                                   87,600        3,824,616
                                                                     ------------
                                                                        6,971,307

BUSINESS SERVICES - 1.78%
First Data Corp. *                                        38,400        1,591,296
Paychex, Inc. *                                           34,100          999,471
                                                                     ------------
                                                                        2,590,767

CELLULAR COMMUNICATIONS - 1.71%
Vodafone Group PLC, ADR * (a)                            126,500        2,485,725
                                                                     ------------

COMPUTERS & BUSINESS EQUIPMENT - 7.98%
Cisco Systems, Inc. *                                    239,000        3,965,010
Dell Computer Corp. *                                    100,700        3,218,372
Hewlett-Packard Company *                                142,200        3,028,860
International Business Machines Corp. *                   17,100        1,410,750
                                                                     ------------
                                                                       11,622,992

COSMETICS & TOILETRIES - 2.02%
Avon Products, Inc. *                                     22,400        1,393,280
The Procter & Gamble Company *                            17,400        1,551,732
                                                                     ------------
                                                                        2,945,012

ELECTRONICS - 0.56%
Agilent Technologies, Inc. *                              41,400          809,370
                                                                     ------------

FINANCIAL SERVICES - 7.94%
American Express Company *,                               85,500        3,574,755
Citigroup, Inc. *                                         48,200        2,062,960
Merrill Lynch & Company, Inc. *                           58,500        2,730,780
SLM Corp. *                                               17,400          681,558
The Goldman Sachs Group, Inc. *                           30,000        2,512,500
                                                                     ------------
                                                                       11,562,553

FOOD & BEVERAGES - 2.82%
Anheuser-Busch Companies, Inc.                            32,600        1,664,230
Starbucks Corp. *                                         99,700        2,444,644
                                                                     ------------
                                                                        4,108,874

HEALTHCARE PRODUCTS - 3.92%
Boston Scientific Corp. *                                 25,200        1,539,720
Johnson & Johnson *                                       31,300        1,618,210
MedImmune, Inc.                                           34,100        1,240,217
Medtronic, Inc. *                                         27,300        1,309,581
                                                                     ------------
                                                                        5,707,728

HOTELS & RESTAURANTS - 1.02%
Marriott International, Inc., Class A *                   38,800        1,490,696
                                                                     ------------

INSURANCE - 3.40%
American International Group, Inc. *                      58,800        3,244,584
XL Capital, Ltd., Class A *                               20,600        1,709,800
                                                                     ------------
                                                                        4,954,384

INTERNET RETAIL - 0.99%
eBay, Inc. *                                              13,800        1,437,684
                                                                     ------------

MANUFACTURING - 1.98%
3M Company *                                              22,300        2,876,254
                                                                     ------------

PETROLEUM SERVICES - 5.13%
BJ Services Company                                       37,900        1,415,944
Schlumberger, Ltd. *                                      68,800        3,272,816
TotalFinaElf SA, ADR *                                    36,700        2,781,860
                                                                     ------------
                                                                        7,470,620

PHARMACEUTICALS - 10.14%
Abbott Laboratories,                                      68,400        2,993,184
Allergan, Inc.                                            23,800        1,834,980
AstraZeneca PLC, ADR *                                    34,800        1,418,796
Forest Laboratories, Inc. *                               37,800        2,069,550
Gilead Sciences, Inc. *                                   34,900        1,939,742
Pfizer, Inc. *                                            67,920        2,319,468
Teva Pharmaceutical Industries, Ltd., ADR *               38,500        2,191,805
                                                                     ------------
                                                                       14,767,525

PUBLISHING - 0.61%
The New York Times Company, Class A                       19,600          891,800
                                                                     ------------

RETAIL GROCERY - 0.73%
Whole Foods Market, Inc. *                                22,400        1,064,672
                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES         VALUE
                                                         ------         -----
RETAIL TRADE - 9.54%
Bed Bath & Beyond, Inc.                                   71,200     $  2,763,272
CarMax, Inc. *                                             5,300          159,795
Kohl's Corp. *                                            71,700        3,683,946
Lowe's Companies, Inc. *                                  25,800        1,108,110
Tiffany & Company *                                       72,100        2,356,228
Wal-Mart Stores, Inc. *                                   71,200        3,821,304
                                                                     ------------
                                                                       13,892,655

SEMICONDUCTORS - 11.05%
Analog Devices, Inc. *                                    28,700          999,334
Applied Materials, Inc.                                  118,300        1,876,238
Intel Corp. *                                            173,200        3,599,789
KLA-Tencor Corp. *                                        42,500        1,975,825
Novellus Systems, Inc. * (a)                              55,400        2,028,803
STMicroelectronics NV * (a)                               76,100        1,582,119
Texas Instruments, Inc. *                                132,000        2,323,200
Xilinx, Inc. *                                            67,600        1,710,956
                                                                     ------------
                                                                       16,096,264

SOFTWARE - 5.29%
Microsoft Corp.                                          216,600        5,547,126
SAP AG, ADR *                                             73,800        2,156,436
                                                                     ------------
                                                                        7,703,562

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.70%
Nokia Oyj Corp., ADR *                                   150,500        2,472,715
                                                                     ------------

TRANSPORTATION - 0.84%
Harley-Davidson, Inc. *                                   30,800        1,227,688
                                                                     ------------

TOTAL COMMON STOCK
(Cost: $127,464,078)                                                 $136,118,231
                                                                     ------------

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                        ------           -----
SHORT TERM INVESTMENTS - 6.51%
Navigator Securities Lending Trust,
  1.14%                                              $ 3,519,519      $ 3,519,519
General Electric Capital Corp.,
  1.10% due 07/01/2003                                 5,962,000        5,962,000
                                                                      -----------
                                                                      $ 9,481,519

PUT OPTIONS - 0.01%

  NUMBER OF                                      EXPIRATION MONTH/
  CONTRACTS                                        STRIKE PRICE            VALUE
  ---------                                        ------------            -----
     92         Astrazeneca PLC                       July 2003/
                                                      USD 40.00             6,900
                                                                     ------------

TOTAL OPTIONS
(Cost: $4,140)                                                       $      6,900
                                                                     ------------

TOTAL INVESTMENTS   (CAPITAL APPRECIATION
TRUST)  (Cost: $136,949,737)                                         $145,606,650
                                                                     ============

QUANTITATIVE ALL CAP TRUST

                                                           SHARES        VALUE
                                                           ------        -----
COMMON STOCK - 90.18%
AEROSPACE - 1.11%
Rockwell Collins, Inc. *                                     700       $   17,241
United Technologies Corp. *                                  300           21,249
                                                                       ----------
                                                                           38,490

AGRICULTURE - 0.28%
Agrium, Inc. *                                               900            9,864
                                                                       ----------

ALUMINUM - 0.27%
Alcan Aluminum, Ltd.                                         300            9,387
                                                                       ----------

APPAREL & TEXTILES - 0.43%
Coach, Inc. * (a)                                            300           14,922
                                                                       ----------

AUTOMOBILES - 1.14%
General Motors Corp. *                                     1,100           39,600
                                                                       ----------

BANKING - 4.40%
Bank One Corp. *                                             800           29,744
Comerica, Inc. *                                             700           32,550
Commercial Federal Corp. *                                 1,200           25,440
R & G Financial Corp., Class B *                             300            8,910
US Bancorp *                                               2,300           56,350
                                                                       ----------
                                                                          152,994

BIOTECHNOLOGY - 0.78%
Covance, Inc. * (a)                                        1,500           27,150
                                                                       ----------

BROADCASTING - 1.21%
Viacom, Inc., Class B *                                      500           21,830
Westwood One, Inc. *                                         600           20,358
                                                                       ----------
                                                                           42,188

BUILDING MATERIALS & CONSTRUCTION - 0.75%
Masco Corp. *                                              1,100           26,235
                                                                       ----------

BUSINESS SERVICES - 3.43%
Affiliated Computer Services, Inc., Class A (a)              200            9,146
First Data Corp. *                                           900           37,296
FTI Consulting, Inc. * (a)                                 1,500           37,455
Pitney Bowes, Inc. *                                         700           26,887
Reynolds & Reynolds Company, Class A * (a)                   300            8,568
                                                                       ----------
                                                                          119,352

CELLULAR COMMUNICATIONS - 0.90%
Vodafone Group PLC, ADR *                                  1,600           31,440
                                                                       ----------

CHEMICALS - 0.54%
Crompton Corp. *                                           1,500           10,575
E.I. Du Pont De Nemours & Company *                          200            8,328
                                                                       ----------
                                                                           18,903

COMPUTERS & BUSINESS EQUIPMENT - 5.70%
Cisco Systems, Inc. *                                      4,500           74,655
Cognizant Technology Solutions Corp., Class A *              400            9,744
Dell Computer Corp. *                                      1,000           31,960
Fair Isaac Corp. *                                           200           10,290
Hewlett-Packard Company *                                  1,200           25,560
Network Appliance, Inc. *                                  1,600           25,936
Xerox Corp. *                                              1,900           20,121
                                                                       ----------
                                                                          198,266

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES       VALUE
                                                        ------       -----
COSMETICS & TOILETRIES - 1.04%
Chattem, Inc. * (a)                                        500     $    9,400
The Procter & Gamble Company *                             300         26,754
                                                                   ----------
                                                                       36,154

CRUDE PETROLEUM & NATURAL GAS - 2.00%
Devon Energy Corp. *                                     1,300         69,420
                                                                   ----------

DOMESTIC OIL - 2.64%
Amerada Hess Corp. *                                       500         24,590
Anadarko Petroleum Corp. *                               1,200         53,364
Houston Exploration Company *                              400         13,880
                                                                   ----------
                                                                       91,834

DRUGS & HEALTH CARE - 1.11%
Cardinal Health, Inc. *                                    600         38,580
                                                                   ----------

ELECTRICAL EQUIPMENT - 2.30%
AMETEK, Inc. *                                             700         25,655
General Electric Company *                               1,900         54,492
                                                                   ----------
                                                                       80,147

ELECTRIC UTILITIES - 2.42%
Dominion Resources, Inc. *                                 500         32,135
Entergy Corp. *                                            400         21,112
The AES Corp. *                                          4,900         31,115
                                                                   ----------
                                                                       84,362

ELECTRONICS - 1.69%
CTS Corp. *                                                200          2,090
L-3 Communications Holdings, Inc. *                      1,300         56,537
                                                                   ----------
                                                                       58,627

FINANCIAL SERVICES - 11.32%
Bear Stearns Companies, Inc. *                             400         28,968
Countrywide Financial Corp. *                            1,100         76,527
Downey Financial Corp. * (a)                               300         12,390
Federal National Mortgage Association                      200         13,488
H & R Block, Inc. *                                        900         38,925
Lehman Brothers Holdings, Inc.                             300         19,944
Merrill Lynch & Company, Inc. *                          1,400         65,352
Morgan Stanley *                                         1,500         64,125
Washington Mutual, Inc. *                                1,800         74,340
                                                                   ----------
                                                                      394,059

FOOD & BEVERAGES - 2.29%
Constellation Brands, Inc., Class A *                      700         21,980
PepsiCo, Inc. *                                          1,300         57,850
                                                                   ----------
                                                                       79,830

GAS & PIPELINE UTILITIES - 0.63%
Kinder Morgan, Inc. *                                      400         21,860
                                                                   ----------

HEALTHCARE PRODUCTS - 4.51%
Baxter International, Inc.                                 900         23,400
Hanger Orthopedic Group, Inc. *                            800          9,160
Johnson & Johnson *                                      1,800         93,060
Kensey Nash Corp. *                                        400         10,464
Stryker Corp. *                                            300         20,811
                                                                   ----------
                                                                      156,895

HEALTHCARE SERVICES - 2.50%
Caremark Rx, Inc. *                                        400         10,272
Coventry Health Care, Inc. *                               200          9,232
The Advisory Board Company *                               300         12,156
UnitedHealth Group, Inc. *                               1,100         55,275
                                                                   ----------
                                                                       86,935

HOTELS & RESTAURANTS - 2.43%
Applebee's International, Inc. *                           500         15,715
Brinker International, Inc. *                              800         28,816
Choice Hotels, Inc. * (a)                                  400         10,924
Landry's Restaurants, Inc. * (a)                           700         16,520
Sonic Corp. *                                              500         12,715
                                                                   ----------
                                                                       84,690

HOUSEHOLD APPLIANCES - 1.00%
Black & Decker Corp. *                                     800         34,760
                                                                   ----------

HOUSEHOLD PRODUCTS - 1.57%
Dial Corp. *                                             2,800         54,460
                                                                   ----------

INDUSTRIAL MACHINERY - 0.69%
AGCO Corp. *                                             1,400         23,912
                                                                   ----------

INSURANCE - 5.36%
Aegon (a)                                                2,800         28,112
CNA Financial Corp. * (a)                                  600         14,760
Hilb, Rogal and Hamilton Company * (a)                     400         13,616
MGIC Investment Corp. *                                    300         13,992
PartnerRe, Ltd. *                                          500         25,555
Radian Group, Inc. *                                     1,200         43,980
The Allstate Corp.                                       1,300         46,345
                                                                   ----------
                                                                      186,360

INTERNET CONTENT - 0.85%
Yahoo!, Inc. *                                             900         29,484
                                                                   ----------

INTERNET SOFTWARE - 0.78%
Digital River, Inc. *                                      700         13,510
Juniper Networks, Inc. * (a)                             1,100         13,607
                                                                   ----------
                                                                       27,117

LEISURE TIME - 0.78%
Carnival Corp. * (a)                                       200          6,502
Hollywood Entertainment Corp. *                          1,200         20,640
                                                                   ----------
                                                                       27,142

MANUFACTURING - 0.39%
Danaher Corp. * (a)                                        200         13,610
                                                                   ----------

PAPER - 0.21%
International Paper Company *                              200          7,146
                                                                   ----------

PHARMACEUTICALS - 4.95%
Abbott Laboratories,                                       400         17,504
Forest Laboratories, Inc. *                                500         27,375
Merck & Company, Inc. *                                    300         18,165
Pfizer, Inc. *                                           2,800         95,620
Wyeth *                                                    300         13,665
                                                                   ----------
                                                                      172,329

PUBLISHING - 1.10%
Gannett Company, Inc. *                                    500         38,405
                                                                   ----------

REAL ESTATE - 0.22%
Simon Property Group, Inc., REIT *                         200          7,806
                                                                   ----------

RETAIL TRADE - 4.09%
99 Cents Only Stores *                                     900         30,888
Bed Bath & Beyond, Inc.                                  1,500         58,215
Chico's FAS, Inc. * (a)                                  1,000         21,050
Tuesday Morning Corp. * (a)                                200          5,260
Wal-Mart Stores, Inc. *                                    500         26,835
                                                                   ----------
                                                                      142,248

SEMICONDUCTORS - 2.35%
Altera Corp. *                                           1,300         21,320
Linear Technology Corp. *                                  500         16,105
Micrel, Inc. *                                             600          6,234
PMC-Sierra, Inc. * (a)                                     900         10,557
Power Integrations, Inc. * (a)                             500         12,160

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES       VALUE
                                                        ------       -----
SEMICONDUCTORS - CONTINUED
Taiwan Semiconductor Manufacturing
  Company, Ltd. *                                          800     $    8,064
United Microelectronics Corp., ADR *                     2,000          7,500
                                                                   ----------
                                                                       81,940

SOFTWARE - 4.35%
Ascential Software Corp. *                                 350          5,754
Avid Technology, Inc. * (a)                                400         14,028
Citrix Systems, Inc. *                                   1,200         24,432
Microsoft Corp.                                          3,000         76,830
Oracle Corp. *                                           1,500         18,030
Packeteer, Inc. *                                          800         12,456
                                                                   ----------
                                                                      151,530

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.78%
Avaya, Inc. (a)                                          4,200         27,132
                                                                   ----------

TELEPHONE - 0.97%
Alltel Corp. (a)                                           700         33,754
                                                                   ----------

TOBACCO - 1.31%
Altria Group, Inc. *                                     1,000         45,440
                                                                   ----------

TRANSPORTATION - 0.61%
C. H. Robinson Worldwide, Inc. *                           600         21,336
                                                                   ----------

TOTAL COMMON STOCK
(Cost: $3,032,120)                                                 $3,138,095
                                                                   ----------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                       ------         -----
SHORT TERM INVESTMENTS - 7.72%
Navigator Securities Lending Trust,
  1.14%                                            $   268,624     $  268,624
                                                                   ----------

REPURCHASE AGREEMENTS - 2.10%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  0.92% to be repurchased at $73,002
  on 07/01/2003, collateralized by
  $55,000 U.S. Treasury Bonds, 8.125%
  due 08/15/2019 (valued at $80,919
  including interest).                                  73,000     $   73,000
                                                                   ----------

TOTAL INVESTMENTS (QUANTITATIVE ALL CAP
TRUST)  (Cost: $3,373,744)                                         $3,479,719
                                                                   ==========

ALL CAP CORE TRUST

                                                       SHARES        VALUE
                                                       ------        -----
COMMON STOCK - 90.97%
AEROSPACE - 1.45%
Goodrich Corp. *                                        82,200   $  1,726,200
Honeywell International, Inc.                           71,900      1,930,515
                                                                 ------------
                                                                    3,656,715

AUTO PARTS - 2.48%
American Axle & Manufacturing
  Holdings, Inc. *                                      85,900      2,053,010
Autoliv, Inc. *                                         10,300        278,924
Delphi Corp.                                           209,500      1,807,985
Eaton Corp. *                                           26,800      2,106,748
                                                                 ------------
                                                                    6,246,667

BANKING - 5.98%
Bank of America Corp.                                   11,900   $    940,457
Bank One Corp. *                                        27,600      1,026,168
City Holding Company *                                   6,000        175,620
Flagstar Bancorp, Inc. * (a)                            38,000        929,100
Golden West Financial Corp. *                           42,700      3,416,427
National City Corp. *                                   55,200      1,805,592
Southtrust Corp. *                                      39,800      1,082,560
US Bancorp *                                            47,300      1,158,850
Wachovia Corp. *                                        77,900      3,112,884
Wells Fargo & Company *                                 28,300      1,426,320
                                                                 ------------
                                                                   15,073,978

BIOTECHNOLOGY - 1.19%
Adolor Corp. * (a)                                      24,200        296,934
Amgen, Inc. *                                           10,600        709,988
Genentech, Inc. *                                       27,600      1,990,512
                                                                 ------------
                                                                    2,997,434

BROADCASTING - 0.45%
Clear Channel Communications, Inc. *                    26,800      1,136,052
                                                                 ------------

BUSINESS SERVICES - 1.18%
Coinstar, Inc. *                                        11,000        207,460
Convergys Corp. *                                      119,500      1,912,000
EMC Corp. *                                             66,600        697,302
Valassis Communications, Inc. *                          6,400        164,608
                                                                 ------------
                                                                    2,981,370

CABLE AND TELEVISION - 1.50%
Comcast Corp., Class A *                               100,100      3,021,018
Cox Communications, Inc., Class A *                     23,600        752,840
                                                                 ------------
                                                                    3,773,858

CELLULAR COMMUNICATIONS - 1.72%
AT&T Wireless Services, Inc. *                         285,600      2,344,776
Nextel Communications, Inc., Class A *                 109,600      1,981,568
                                                                 ------------
                                                                    4,326,344

CHEMICALS - 0.49%
Sigma-Aldrich Corp. *                                   22,900      1,240,722
                                                                 ------------

COLLEGES & UNIVERSITIES - 0.65%
Career Education Corp. *                                 8,100        554,202
University of Phoenix Online *                          21,500      1,090,050
                                                                 ------------
                                                                    1,644,252

COMPUTERS & BUSINESS EQUIPMENT - 4.96%
Benchmark Electronics, Inc. * (a)                       13,700        421,412
Cisco Systems, Inc. *                                   67,300      1,116,507
Dell Computer Corp. *                                   24,400        779,824
Hewlett-Packard Company *                              104,600      2,227,980
International Business Machines Corp. *                 68,100      5,618,250
Storage Technology Corp. *                              77,800      2,002,572
Western Digital Corp. *                                 31,900        328,570
                                                                 ------------
                                                                   12,495,115

CONTAINERS & GLASS - 1.24%
Ball Corp.                                              50,700      2,307,357
Owens-Illinois, Inc. *                                  58,500        805,545
                                                                 ------------
                                                                    3,112,902

COSMETICS & TOILETRIES - 1.56%
The Gillette Company *                                  44,500      1,417,770
The Procter & Gamble Company *                          28,100      2,505,958
                                                                 ------------
                                                                    3,923,728

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES         VALUE
                                                         ------         -----
CRUDE PETROLEUM & NATURAL GAS - 2.65%
Burlington Resources, Inc. *                              39,200     $  2,119,544
Chesapeake Energy Corp. *                                177,600        1,793,760
Devon Energy Corp. *                                       8,600          459,240
Newfield Exploration Company                               4,800          180,240
Occidental Petroleum Corp. *                              50,700        1,700,985
Sunoco, Inc. *                                            11,300          426,462
                                                                     ------------
                                                                        6,680,231

DOMESTIC OIL - 0.65%
Pogo Producing Company                                    38,600        1,650,150
                                                                     ------------

DRUGS & HEALTH CARE - 0.76%
Amsurg Corp. * (a)                                        12,800          390,400
Endo Pharmaceutical Holdings, Inc. *                      90,000        1,522,800
                                                                     ------------
                                                                        1,913,200

ELECTRICAL EQUIPMENT - 2.44%
American Power Conversion Corp. *                        125,100        1,950,309
General Electric Company *                               146,200        4,193,016
                                                                     ------------
                                                                        6,143,325

ELECTRIC UTILITIES - 2.18%
Dominion Resources, Inc. *                                 2,000          128,540
Edison International *                                    27,400          450,182
Entergy Corp. *                                           34,900        1,842,022
Exelon Corp. *                                             8,100          484,461
The AES Corp. *                                          186,300        1,183,005
The Southern Company *                                    45,500        1,417,780
                                                                     ------------
                                                                        5,505,990

ELECTRONICS - 0.23%
InVision Technologies, Inc. * (a)                         10,800          270,864
Sanmina-SCI Corp. *                                       47,500          299,725
                                                                     ------------
                                                                          570,589

FINANCIAL SERVICES - 9.12%
American Express Company *,                               43,800        1,831,278
Americredit Corp. * (a)                                   41,600          355,680
Annaly Mortgage Management, Inc., REIT (a)                14,000          278,740
Citigroup, Inc. *                                         98,800        4,228,640
Countrywide Financial Corp. *                             41,800        2,908,026
Federal National Mortgage Association                     50,800        3,425,952
J.P. Morgan Chase & Company *                             87,800        3,001,004
Lehman Brothers Holdings, Inc.                             5,900          392,232
Morgan Stanley *                                          14,500          619,875
SLM Corp. *                                               62,300        2,440,291
Washington Mutual, Inc. *                                 85,000        3,510,500
                                                                     ------------
                                                                       22,992,218

FOOD & BEVERAGES - 3.55%
Anheuser-Busch Companies, Inc.                            27,900        1,424,295
Coca-Cola Enterprises, Inc. *                             67,600        1,226,940
Dean Foods Company *                                      16,800          529,200
Hershey Foods Corp. *                                      8,400          585,144
PepsiCo, Inc. *                                           92,400        4,111,800
Starbucks Corp. *                                         37,700          924,404
The Coca-Cola Company *                                    3,200          148,512
                                                                     ------------
                                                                        8,950,295

HEALTHCARE PRODUCTS - 3.21%
Guidant Corp. *                                           63,900        2,836,521
Johnson & Johnson *                                      101,700        5,257,890
                                                                     ------------
                                                                        8,094,411

HEALTHCARE SERVICES - 1.69%
HCA - The Healthcare Company *                            52,400        1,678,896
Mid-Atlantic Medical Services, Inc. *                     12,600          658,980
UnitedHealth Group, Inc. *                                38,400        1,929,600
                                                                     ------------
                                                                        4,267,476

HOMEBUILDERS - 1.44%
Centex Corp. *                                            31,600        2,458,164
M.D.C. Holdings, Inc. * (a)                                4,000          193,120
Ryland Group, Inc. *                                       7,200          499,680
Toll Brothers, Inc. *                                     16,600          469,946
                                                                     ------------
                                                                        3,620,910

HOTELS & RESTAURANTS - 0.16%
Brinker International, Inc. *                             11,000          396,220
                                                                     ------------

HOUSEHOLD PRODUCTS - 0.43%
Dial Corp. *                                              56,200        1,093,090
                                                                     ------------

INSURANCE - 4.19%
AFLAC, Inc. *                                             42,500        1,306,875
American International Group, Inc. *                       5,500          303,490
Chubb Corp. *                                             37,500        2,250,000
Fidelity National Financial, Inc.                         33,875        1,041,995
First American Financial Corp.                             5,300          139,655
Principal Financial Group, Inc. *                         28,700          925,575
Progressive Corp. *                                       20,900        1,527,790
W.R. Berkley Corp. * (a)                                  57,900        3,051,330
                                                                     ------------
                                                                       10,546,710

INTERNET CONTENT - 0.38%
Yahoo!, Inc. *                                            29,000          950,040
                                                                     ------------

INTERNET RETAIL - 0.11%
eBay, Inc. *                                               2,600          270,868
                                                                     ------------

LEISURE TIME - 0.08%
Blockbuster, Inc., Class A (a)                            11,300          190,405
                                                                     ------------

MANUFACTURING - 0.88%
3M Company *                                               9,600        1,238,208
Carlisle Companies, Inc. *                                23,400          986,544
                                                                     ------------
                                                                        2,224,752

MEDICAL-HOSPITALS - 0.13%
IDEXX Laboratories, Inc. *                                 9,900          333,432
                                                                     ------------

METAL & METAL PRODUCTS - 0.27%
Crown Holdings Inc. *                                     60,600          432,684
Precision Castparts Corp. *                                7,900          245,690
                                                                     ------------
                                                                          678,374

NEWSPAPERS - 0.61%
Washington Post Company, Class B *                         2,100        1,539,090
                                                                     ------------

OFFICE FURNISHINGS & SUPPLIES - 0.89%
Staples, Inc. *                                          122,900        2,255,215
                                                                     ------------

PETROLEUM SERVICES - 1.23%
Exxon Mobil Corp. *                                       71,600        2,571,156
Veritas DGC, Inc. * (a)                                   45,300          520,950
                                                                     ------------
                                                                        3,092,106

PHARMACEUTICALS - 7.33%
Abbott Laboratories,                                      85,700        3,750,232
Forest Laboratories, Inc. *                               57,400        3,142,650
Merck & Company, Inc. *                                   95,500        5,782,525
Pfizer, Inc. *                                           158,100        5,399,115
SICOR, Inc. *                                              9,600          195,264
Watson Pharmaceuticals, Inc. *                             4,700          189,739
                                                                     ------------
                                                                       18,459,525

PHOTOGRAPHY - 1.02%
Eastman Kodak Company *                                   94,400        2,581,840
                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES         VALUE
                                                         ------         -----
PUBLISHING - 1.81%
McGraw-Hill Companies, Inc. *                             57,900     $  3,589,800
Meredith Corp. *                                           6,200          272,800
Tribune Company *                                         14,700          710,010
                                                                     ------------
                                                                        4,572,610

REAL ESTATE - 0.57%
Anworth Mortgage Asset Corp., REIT *                      26,800          413,256
Equity Office Properties Trust, REIT *                    29,600          799,496
Equity Residential, REIT *                                 8,200          212,790
                                                                     ------------
                                                                        1,425,542

RETAIL GROCERY - 0.73%
Sysco Corp. *                                             53,100        1,595,124
Whole Foods Market, Inc. *                                 4,900          232,897
                                                                     ------------
                                                                        1,828,021

RETAIL TRADE - 4.34%
Abercrombie & Fitch Company, Class A                      14,200          403,422
Barnes & Noble, Inc. *                                    23,200          534,760
Bed Bath & Beyond, Inc.                                   64,000        2,483,840
Chico's FAS, Inc. * (a)                                   71,100        1,496,655
Claire's Stores, Inc. *                                   57,800        1,465,808
Costco Wholesale Corp. *                                  15,800          578,280
PETsMART, Inc. *                                          67,700        1,128,559
The Gap, Inc. *                                           29,000          544,040
The TJX Companies, Inc. *                                 71,500        1,347,060
Wal-Mart Stores, Inc. *                                   17,900          960,693
                                                                     ------------
                                                                       10,943,117

SANITARY SERVICES - 0.17%
Allied Waste Industries, Inc.*                            43,600          438,180
                                                                     ------------

SEMICONDUCTORS - 3.89%
Altera Corp. *                                            33,000          541,200
Intel Corp. *                                            247,200        5,137,805
MEMC Electronic Materials, Inc. * (a)                     80,000          784,000
Silicon Laboratories, Inc. * (a)                          38,000        1,012,320
Texas Instruments, Inc. *                                 50,500          888,800
Xilinx, Inc. *                                            56,700        1,435,077
                                                                     ------------
                                                                        9,799,202

SOFTWARE - 3.40%
CCC Information Services Group, Inc. *                    19,500          282,750
Compuware Corp. *                                        321,700        1,856,209
Microsoft Corp.                                          164,200        4,205,162
Oracle Corp. *                                           184,000        2,211,680
                                                                     ------------
                                                                        8,555,801

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.33%
SBC Communications, Inc. *                                32,600          832,930
                                                                     ------------

TELEPHONE - 2.46%
BellSouth Corp. *                                          9,100          242,333
Sprint Corp. (FON Group) *                               116,600        1,679,040
Verizon Communications, Inc. *                           108,600        4,284,270
                                                                     ------------
                                                                        6,205,643

TOYS, AMUSEMENTS & SPORTING GOODS - 0.56%
Mattel, Inc. *                                            74,700        1,413,324
                                                                     ------------

TRUCKING & FREIGHT - 2.23%
Ryder Systems, Inc. *                                     54,800        1,403,976
Swift Transportation, Inc. *                              95,600        1,780,072
United Parcel Service, Inc., Class B *                     8,300          528,710
Werner Enterprises, Inc. *                                89,800        1,903,760
                                                                     ------------
                                                                        5,616,518

TOTAL COMMON STOCK
(Cost: $217,408,925)                                                 $229,240,487
                                                                     ------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
SHORT TERM INVESTMENTS - 2.75%
Navigator Securities Lending Trust,
  1.14%                                             $  5,419,058     $  5,419,058
U.S. Treasury Bills
  0.80% due 07/24/2003                                 1,500,000        1,498,917
                                                                     ------------
                                                                     $  6,917,975

REPURCHASE AGREEMENTS - 6.28%
Repurchased Agreement with
  State Street Corp., dated
  06/30/2003 at 0.40% to be
  repurchase at $15,834,176
  on 07/01/2003,
  collateralized by $12,990,000 U.S.
  Treasury Bonds, 6.250% due
  08/15/2023 (valued at
  $16,156,313, including interest).                   15,834,000     $ 15,834,000
                                                                     ------------

TOTAL INVESTMENTS (ALL CAP CORE TRUST)
(Cost: $240,160,900)                                                 $251,992,462
                                                                     ============

LARGE CAP GROWTH TRUST

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCK - 93.91%
ADVERTISING - 0.26%
The Interpublic Group of Companies, Inc. * (a)            91,500     $  1,224,270

AEROSPACE - 0.25%
The Boeing Company                                        34,500        1,184,040
                                                                     ------------

AGRICULTURE - 0.39%
Monsanto Company *                                        85,000        1,839,400
                                                                     ------------

AIR TRAVEL - 0.57%
Southwest Airlines Company *                             155,400        2,672,880
                                                                     ------------

APPAREL & TEXTILES - 1.00%
Coach, Inc. *                                             18,600          925,164
NIKE, Inc., Class B                                       39,600        2,118,204
Polo Ralph Lauren Corp., Class A *                        63,400        1,635,086
                                                                     ------------
                                                                        4,678,454

BANKING - 5.69%
Bank of America Corp.                                    113,700        8,985,711
Bank of New York, Inc. *                                  81,800        2,351,750
Bank One Corp. *                                         149,800        5,569,564
Fifth Third Bancorp *                                     29,200        1,674,328
Wachovia Corp. *                                         112,800        4,507,488
Wells Fargo & Company *                                   72,000        3,628,800
                                                                     ------------
                                                                       26,717,641

BIOTECHNOLOGY - 3.14%
Amgen, Inc. *                                            120,600        8,077,788
Cephalon, Inc. * (a)                                      46,700        1,922,172
Genzyme Corp. *                                           48,200        2,014,760
Neurocrine Biosciences, Inc. *                            21,600        1,078,704
Protein Design Labs, Inc. *                              119,100        1,665,018
                                                                     ------------
                                                                       14,758,442

BROADCASTING - 2.84%
Belo Corp., Class A *                                    100,300        2,242,708
Liberty Media Corp., Series A                            124,600        1,440,376
Societe Television Francaise 1 (a)                        53,400        1,646,146
Univision Communications, Inc., Class A * (a)             77,000        2,340,800
Viacom, Inc., Class B *                                  130,151        5,682,393
                                                                     ------------
                                                                       13,352,423

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES         VALUE
                                                         ------         -----
BUILDING MATERIALS & CONSTRUCTION - 0.56%
American Standard Companies, Inc. *                       35,300     $  2,609,729
                                                                     ------------

BUSINESS SERVICES - 1.46%
ChoicePoint, Inc. *                                       34,900        1,204,748
Credit Saison Company, Ltd.                               61,800        1,015,262
EMC Corp. *                                              219,400        2,297,118
Reynolds & Reynolds Company, Class A *                    82,600        2,359,056
                                                                     ------------
                                                                        6,876,184

CABLE AND TELEVISION - 3.13%
AOL Time Warner, Inc. *                                  416,400        6,699,876
British Sky Broadcasting Group PLC-ADR * (a)              76,475        3,449,022
Comcast Corp.-Special Class A *                          158,100        4,558,023
                                                                     ------------
                                                                       14,706,921

CELLULAR COMMUNICATIONS - 1.20%
Nextel Communications, Inc., Class A *                   104,700        1,892,976
Sprint Corp. (PCS Group) *                               214,400        1,232,800
Vodafone Group PLC, ADR * (a)                            127,300        2,501,445
                                                                     ------------
                                                                        5,627,221

CHEMICALS - 0.57%
Dow Chemical Company *                                    86,700        2,684,232
                                                                     ------------

COMPUTERS & BUSINESS EQUIPMENT - 6.87%
CDW Corp. * (a)                                           43,400        1,987,720
Cisco Systems, Inc. *                                    522,180        8,662,966
Dell Computer Corp. *                                    311,700        9,961,932
International Business Machines Corp. *                  103,200        8,514,000
Storage Technology Corp. *                                43,700        1,124,838
Sun Microsystems, Inc. *                                 441,600        2,031,360
                                                                     ------------
                                                                       32,282,816

CONSTRUCTION & MINING EQUIPMENT - 1.16%
Caterpillar, Inc. *                                       63,200        3,517,712
Rowan Companies, Inc. *                                   85,300        1,910,720
                                                                     ------------
                                                                        5,428,432

CONTAINERS & GLASS - 0.56%
Pactiv Corp. *                                            75,900        1,495,989
Smurfit-Stone Container Corp.                             88,500        1,153,155
                                                                     ------------
                                                                        2,649,144

COSMETICS & TOILETRIES - 2.61%
Alberto Culver Company, Class B *                         72,200        3,689,420
The Gillette Company *                                   173,400        5,524,524
The Procter & Gamble Company *                            34,100        3,041,038
                                                                     ------------
                                                                       12,254,982

CRUDE PETROLEUM & NATURAL GAS - 0.56%
Devon Energy Corp. *                                      49,454        2,640,844
                                                                     ------------

ELECTRICAL EQUIPMENT - 2.59%
General Electric Company *                               425,000       12,189,000
                                                                     ------------

ELECTRONICS - 0.58%
Kyocera Corp.                                             11,300          647,708
Samsung Electronic                                         7,300        1,085,875
Vishay Intertechnology, Inc. *                            76,100        1,004,520
                                                                     ------------
                                                                        2,738,103

FINANCIAL SERVICES - 7.01%
American Express Company *,                              135,200        5,652,712
Citigroup, Inc. *                                        239,266       10,240,585
Federal National Mortgage Association                     62,700        4,228,488
Jafco Company, Ltd. (a)                                   13,800          782,946
Legg Mason, Inc. *                                        41,000        2,662,950
MBNA Corp. *                                             133,200        2,775,888
Morgan Stanley *                                         136,200        5,822,550
Neuberger Berman, Inc. *                                  19,300          770,263
                                                                     ------------
                                                                       32,936,382

FOOD & BEVERAGES - 2.14%
Anheuser-Busch Companies, Inc.                            41,500        2,118,575
Dean Foods Company * (a)                                  43,950        1,384,425
PepsiCo, Inc. *                                           58,300        2,594,350
The Coca-Cola Company *                                   85,600        3,972,696
                                                                     ------------
                                                                       10,070,046

HEALTHCARE PRODUCTS - 5.37%
Boston Scientific Corp. *                                111,100        6,788,210
Johnson & Johnson *                                      146,400        7,568,880
MedImmune, Inc.                                           52,600        1,913,062
Medtronic, Inc. *                                        103,600        4,969,692
Mylan Laboratories, Inc.                                  46,850        1,628,974
Stryker Corp. *                                           34,000        2,358,580
                                                                     ------------
                                                                       25,227,398

HEALTHCARE SERVICES - 0.23%
Laboratory Corp. of America Holdings *                    36,300        1,094,445
                                                                     ------------

HOTELS & RESTAURANTS - 0.35%
Hilton Group PLC                                         538,800        1,638,672
                                                                     ------------

HOUSEHOLD PRODUCTS - 0.26%
Dial Corp. *                                              63,100        1,227,295
                                                                     ------------

INDUSTRIAL MACHINERY - 0.55%
Graco, Inc. *                                             80,150        2,564,800
                                                                     ------------

INSURANCE - 1.79%
AFLAC, Inc. *                                             54,400        1,672,800
American International Group, Inc. *                      55,156        3,043,508
Nationwide Financial Services, Inc.,
   Class A *                                              42,600        1,384,500
Principal Financial Group, Inc. *                         72,200        2,328,450
                                                                     ------------
                                                                        8,429,258

INTERNET CONTENT - 0.48%
Yahoo!, Inc. *                                            69,200        2,266,992
                                                                     ------------

INTERNET RETAIL - 1.18%
Amazon.com, Inc. * (a)                                    77,200        2,817,028
eBay, Inc. *                                              26,300        2,739,934
                                                                     ------------
                                                                        5,556,962

INTERNET SOFTWARE - 0.29%
Juniper Networks, Inc. * (a)                             110,700        1,369,359
                                                                     ------------

LEISURE TIME - 1.59%
Pixar, Inc. * (a)                                         18,800        1,143,792
The Walt Disney Company *                                321,257        6,344,826
                                                                     ------------
                                                                        7,488,618

MANUFACTURING - 1.82%
3M Company *                                              27,600        3,559,848
Illinois Tool Works, Inc. *                               33,100        2,179,635
Tyco International, Ltd. *                               147,100        2,791,958
                                                                     ------------
                                                                        8,531,441

MEDICAL-HOSPITALS - 0.14%
Tenet Healthcare Corp. *                                  57,200          666,380
                                                                     ------------

PAPER - 0.33%
International Paper Company *                             42,700        1,525,671
                                                                     ------------

PETROLEUM SERVICES - 3.83%
ChevronTexaco Corp. *                                     60,300        4,353,660
Exxon Mobil Corp. *                                      189,400        6,801,354
Schlumberger, Ltd. *                                      90,800        4,319,356
Tidewater, Inc. *                                         86,000        2,525,820
                                                                     ------------
                                                                       18,000,190

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES         VALUE
                                                         ------         -----
PHARMACEUTICALS - 9.29%
Abbott Laboratories,                                      30,500     $  1,334,680
Allergan, Inc.                                            40,500        3,122,550
Bristol-Myers Squibb Company *                            62,100        1,686,015
Eli Lilly & Company *                                     57,300        3,951,981
Forest Laboratories, Inc. *                               39,600        2,168,100
Medicis Pharmaceutical Corp., Class A *                   16,100          912,870
Merck & Company, Inc. *                                  187,700       11,365,235
Pfizer, Inc. *                                           323,122       11,034,616
Roche Holding AG                                          17,540        1,378,829
Schering-Plough Corp. *                                  245,300        4,562,580
Wyeth *                                                   46,900        2,136,296
                                                                     ------------
                                                                       43,653,752

PUBLISHING - 1.08%
The New York Times Company, Class A                       33,900        1,542,450
Tribune Company *                                         72,900        3,521,070
                                                                     ------------
                                                                        5,063,520

RAILROADS & EQUIPMENT - 1.02%
Union Pacific Corp. *                                     82,300        4,775,046
                                                                     ------------

RETAIL TRADE - 4.05%
Abercrombie & Fitch Company, Class A                      34,200          971,622
Home Depot, Inc. *                                        78,000        2,583,360
Lowe's Companies, Inc. *                                  63,000        2,705,850
The Gap, Inc. *                                           50,200          941,752
Wal-Mart Stores, Inc. *                                  220,000       11,807,400
                                                                     ------------
                                                                       19,009,984

SANITARY SERVICES - 0.23%
Waste Management, Inc. *                                  45,200        1,088,868
                                                                     ------------

SEMICONDUCTORS - 4.58%
Altera Corp. *                                            74,700        1,225,080
Analog Devices, Inc. *                                    75,200        2,618,464
Intel Corp. *                                            365,800        7,602,787
Marvell Technology Group, Ltd. * (a)                      51,800        1,780,366
Micrel, Inc. * (a)                                        83,800          870,682
Texas Instruments, Inc. *                                330,500        5,816,800
Tokyo Electron, Ltd.                                      34,100        1,618,865
                                                                     ------------
                                                                       21,533,044

SOFTWARE - 5.46%
Microsoft Corp.                                          872,300       22,339,603
Oracle Corp. *                                           273,800        3,291,076
                                                                     ------------
                                                                       25,630,679

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.36%
Motorola, Inc. *                                         280,800        2,647,944
Nortel Networks Corp. (a)                                270,400          730,080
SBC Communications, Inc. *                                47,800        1,221,290
UTStarcom, Inc. * (a)                                     49,700        1,767,829
                                                                     ------------
                                                                        6,367,143

TELEPHONE - 1.25%
Verizon Communications, Inc. *                           148,600        5,862,270
                                                                     ------------

TIRES & RUBBER - 0.21%
Michelin (CGDE) (a)                                       25,400          993,356
                                                                     ------------

TOBACCO - 0.70%
Altria Group, Inc. *                                      72,430        3,291,219
                                                                     ------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.47%
Mattel, Inc. *                                           116,800        2,209,856
                                                                     ------------

TRUCKING & FREIGHT - 0.86%
Fedex Corp. *                                             64,800        4,019,545
                                                                     ------------

TOTAL COMMON STOCK
(Cost: $433,363,363)                                                 $441,207,348
                                                                     ------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
SHORT TERM INVESTMENTS - 4.40%
Navigator Securities Lending Trust,
  1.14%                                             $ 20,678,359    $  20,678,359
                                                                    -------------

REPURCHASE AGREEMENTS - 1.69%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  0.50%, to be repurchased at
  $7,936,110 on 07/01/2003,
  collateralized by $6,745,000 U.S.
  Treasury Notes, 6.00% due
  08/15/2009 (valued at $8,096,320,
  including interest).                                 7,936,000    $   7,936,000
                                                                    -------------

TOTAL INVESTMENTS (LARGE CAP GROWTH
TRUST)  (Cost: $461,977,722)                                        $ 469,821,707
                                                                   =============

QUANTITATIVE EQUITY TRUST

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCK - 92.82%
AEROSPACE - 4.89%
Lockheed Martin Corp. *                                   96,100     $  4,571,477
Raytheon Company *                                       136,600        4,485,944
United Technologies Corp. *                               54,400        3,853,152
                                                                     ------------
                                                                       12,910,573

AUTOMOBILES - 1.43%
General Motors Corp. *                                   104,950        3,778,200
                                                                     ------------

BANKING - 9.15%
Bank of America Corp.                                     92,400        7,302,372
Fifth Third Bancorp *                                     80,500        4,615,870
Golden West Financial Corp. *                             51,500        4,120,515
National City Corp. *                                     61,000        1,995,310
Wells Fargo & Company *                                  121,750        6,136,200
                                                                     ------------
                                                                       24,170,267

BIOTECHNOLOGY - 2.30%
Amgen, Inc. *                                             90,900        6,088,482
                                                                     ------------

BROADCASTING - 1.14%
Fox Entertainment Group, Inc., Class A *                 104,200        2,998,876
                                                                     ------------

BUSINESS SERVICES - 1.54%
First Data Corp. *                                        98,450        4,079,768
                                                                     ------------

CABLE AND TELEVISION - 1.49%
AOL Time Warner, Inc. *                                  245,000        3,942,050
                                                                     ------------

CELLULAR COMMUNICATIONS - 1.25%
Vodafone Group PLC, ADR * (a)                            168,200        3,305,130
                                                                     ------------

COMPUTERS & BUSINESS EQUIPMENT - 3.39%
Cisco Systems, Inc. *                                    328,900        5,456,451

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES         VALUE
                                                         ------         -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Hewlett-Packard Company *                                163,928     $  3,491,666
                                                                     ------------
                                                                        8,948,117

COSMETICS & TOILETRIES - 3.85%
Kimberly-Clark Corp. *                                    67,300        3,509,022
The Procter & Gamble Company *                            74,600        6,652,828
                                                                     ------------
                                                                       10,161,850

DOMESTIC OIL - 0.99%
Anadarko Petroleum Corp. *                                58,600        2,605,942
                                                                     ------------

ELECTRICAL EQUIPMENT - 1.52%
General Electric Company *                               139,600        4,003,728
                                                                     ------------

ELECTRIC UTILITIES - 2.92%
Dominion Resources, Inc. *                                64,600        4,151,842
Entergy Corp. *                                           67,400        3,557,372
                                                                     ------------
                                                                        7,709,214

FINANCIAL SERVICES - 9.86%
American Express Company *,                               98,550        4,120,375
Citigroup, Inc. *                                        179,766        7,693,985
Federal National Mortgage Association                     86,750        5,850,420
Mellon Financial Corp. *                                  10,500          291,375
The Goldman Sachs Group, Inc. *                           37,200        3,115,500
Washington Mutual, Inc. *                                120,550        4,978,715
                                                                     ------------
                                                                       26,050,370

FOOD & BEVERAGES - 2.84%
Anheuser-Busch Companies, Inc.                            70,200        3,583,710
PepsiCo, Inc. *                                           88,100        3,920,450
                                                                     ------------
                                                                        7,504,160

GAS & PIPELINE UTILITIES - 0.20%
El Paso Corp. * (a)                                       65,312          527,721
                                                                     ------------

HEALTHCARE PRODUCTS - 2.92%
Guidant Corp. *                                           91,200        4,048,368
Stryker Corp. *                                           53,000        3,676,610
                                                                     ------------
                                                                        7,724,978

HEALTHCARE SERVICES - 4.41%
HCA - The Healthcare Company *                           100,200        3,210,408
McKesson Corp. *                                          92,900        3,320,246
UnitedHealth Group, Inc. *                               102,000        5,125,500
                                                                     ------------
                                                                       11,656,154

HOUSEHOLD PRODUCTS - 1.02%
Newell Rubbermaid, Inc. *                                 96,200        2,693,600
                                                                     ------------

INSURANCE - 2.48%
Aetna, Inc. *                                             40,750        2,453,150
AFLAC, Inc. *                                            133,100        4,092,825
                                                                     ------------
                                                                        6,545,975

MANUFACTURING - 1.53%
Tyco International, Ltd. *                               212,250        4,028,505
                                                                     ------------

OFFICE FURNISHINGS & SUPPLIES - 0.91%
Staples, Inc. *                                          131,600        2,414,860
                                                                     ------------

PETROLEUM SERVICES - 4.38%
ConocoPhillips *                                          65,500        3,589,400
Exxon Mobil Corp. *                                       67,400        2,420,334
Halliburton Company *                                    120,600        2,773,800
Transocean, Inc. *                                       127,100        2,792,387
                                                                     ------------
                                                                       11,575,921

PHARMACEUTICALS - 6.50%
Abbott Laboratories                                      101,500        4,441,640
Pfizer, Inc. *                                           251,100        8,575,065

Wyeth *                                                   91,050        4,147,328
                                                                     ------------
                                                                       17,164,033

PUBLISHING - 2.14%
Gannett Company, Inc. *                                   29,800        2,288,938
McGraw-Hill Companies, Inc. *                             54,300        3,366,600
                                                                     ------------
                                                                        5,655,538

RETAIL TRADE - 5.05%
Costco Wholesale Corp. *                                  93,800        3,433,080
Home Depot, Inc. *                                       134,800        4,464,576
The Gap, Inc. * (a)                                      161,300        3,025,988
Wal-Mart Stores, Inc. *                                   44,900        2,409,783
                                                                     ------------
                                                                       13,333,427

SEMICONDUCTORS - 3.16%
Analog Devices, Inc. *                                    43,400        1,511,188
Applied Materials, Inc.                                   49,000          777,140
Intel Corp. *                                            168,700        3,506,261
Linear Technology Corp. *                                 27,300          879,333
Texas Instruments, Inc. *                                 95,200        1,675,520
                                                                     ------------
                                                                        8,349,442

SOFTWARE - 5.02%
Intuit, Inc. *                                            39,200        1,745,576
Microsoft Corp.                                          360,900        9,242,649
Oracle Corp. *                                           188,550        2,266,371
                                                                     ------------
                                                                       13,254,596

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.67%
Nokia Oyj Corp., ADR *                                   108,500        1,782,655
                                                                     ------------

TELEPHONE - 0.41%
AT&T Corp.                                                56,900        1,095,325
                                                                     ------------

TOBACCO - 2.17%
Altria Group, Inc. *                                     126,350        5,741,344
                                                                     ------------

TRANSPORTATION - 1.29%
Harley-Davidson, Inc. *                                   85,250        3,398,065
                                                                     ------------

TOTAL COMMON STOCK
(Cost: $249,468,896)                                                 $245,198,866
                                                                     ------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
SHORT TERM INVESTMENTS - 7.15%
Navigator Securities Lending Trust,
  1.14%                                              $ 5,085,638    $   5,085,638
Federal Home Loan Bank
    Consolidated Discount Note,
  0.96% due 07/11/2003                                 5,900,000        5,898,427
  1.05% due 07/07/2003                                 7,900,000        7,898,617
                                                                    -------------
                                                                    $  18,882,682

REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  0.92%, to be repurchased at
  $72,002 on 07/01/2003,
  collateralized by $50,000
  U.S.Treasury Bonds, 8.13% due
  08/15/2019, (valued at $73,563,
  including interest).                                    72,000    $      72,000
                                                                    -------------

TOTAL INVESTMENTS (QUANTITATIVE EQUITY
TRUST) (Cost: $268,423,579)                                          $ 264,153,548
                                                                     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

BLUE CHIP GROWTH TRUST

                                                          SHARES           VALUE
                                                          ------           -----
COMMON STOCK - 95.86%
ADVERTISING - 0.55%
Omnicom Group, Inc. *                                      102,500     $    7,349,250
                                                                       --------------

AEROSPACE - 0.19%
General Dynamics Corp. *                                    34,200          2,479,500
                                                                       --------------

ALUMINUM - 0.04%
Alcoa, Inc. *                                               21,300            543,150
                                                                       --------------

BANKING - 4.77%
Bank of America Corp.                                      283,400         22,397,102
Bank of New York, Inc. *                                   236,800          6,808,000
Northern Trust Corp.                                       193,500          8,086,365
US Bancorp *                                               498,400         12,210,800
Wells Fargo & Company *                                    271,400         13,678,560
                                                                       --------------
                                                                           63,180,827

BIOTECHNOLOGY - 1.48%
Amgen, Inc. *                                              284,000         19,022,320
Genentech, Inc. *                                            8,500            613,020
                                                                       --------------
                                                                           19,635,340

BROADCASTING - 5.60%
Clear Channel Communications, Inc. *                       495,900         21,021,201
EchoStar Communications Corp., Class A * (a)               331,600         11,479,992
Liberty Media Corp., Series A                              712,468          8,236,130
Univision Communications, Inc., Class A * (a)              263,800          8,019,520
Viacom, Inc., Class B *                                    580,584         25,348,298
                                                                       --------------
                                                                           74,105,141

BUSINESS SERVICES - 5.54%
Accenture, Ltd., Class A *                                 276,300          4,998,267
Affiliated Computer Services, Inc., Class A                275,800         12,612,334
Cendant Corp. *                                            317,800          5,822,096
ChoicePoint, Inc. *                                         72,400          2,499,248
First Data Corp. *                                         802,900         33,272,176
Fiserv, Inc. *                                             179,500          6,391,995
Paychex, Inc. *                                            152,400          4,466,844
SunGuard Data Systems, Inc. *                              126,100          3,267,251
                                                                       --------------
                                                                           73,330,211

CABLE AND TELEVISION - 1.81%
AOL Time Warner, Inc. *                                    642,500         10,337,825
Comcast Corp.-Special Class A *                            474,800         13,688,484
                                                                       --------------
                                                                           24,026,309

CELLULAR COMMUNICATIONS - 2.74%
Nextel Communications, Inc., Class A *                     683,800         12,363,104
Vodafone Group PLC, ADR * (a)                            1,214,750         23,869,837
                                                                       --------------
                                                                           36,232,941

COMPUTERS & BUSINESS EQUIPMENT - 3.49%
Cisco Systems, Inc. *                                    1,470,500         24,395,595
Dell Computer Corp. *                                      495,200         15,826,592
International Business Machines Corp. *                     21,300          1,757,250
Lexmark International Group, Inc., Class A *                60,400          4,274,508
                                                                       --------------
                                                                           46,253,945

COSMETICS & TOILETRIES - 1.35%
Colgate-Palmolive Company *                                103,700          6,009,415
Estee Lauder Companies, Inc., Class A (a)                  107,900          3,617,887
The Gillette Company *                                     110,500          3,520,530
The Procter & Gamble Company *                              52,900          4,717,622
                                                                       --------------
                                                                           17,865,454

DRUGS & HEALTH CARE - 0.59%
Cardinal Health, Inc. *                                    122,300          7,863,890
                                                                       --------------

EDUCATIONAL SERVICES - 1.20%
Apollo Group, Inc., Class A *                              256,800         15,859,968
                                                                       --------------

ELECTRICAL EQUIPMENT - 1.80%
General Electric Company *                                 831,000         23,833,080
                                                                       --------------

FINANCIAL SERVICES - 12.90%
American Express Company *,                                111,100          4,645,091
Charles Schwab Corp. *                                     490,400          4,948,136
Citigroup, Inc. *                                        1,257,796         53,833,669
Federal Home Loan Mortgage Corp.                           183,300          9,306,141
Federal National Mortgage Association                      230,800         15,565,152
Franklin Resources, Inc. *                                  72,500          2,832,575
Legg Mason, Inc. *                                          90,500          5,877,975
Mellon Financial Corp. *                                   483,000         13,403,250
Merrill Lynch & Company, Inc. *                            313,800         14,648,184
Morgan Stanley *                                           239,400         10,234,350
SLM Corp. *                                                267,000         10,458,390
State Street Corp. * (b)                                   337,700         13,305,380
The Goldman Sachs Group, Inc. *                            140,100         11,733,375
                                                                       --------------
                                                                          170,791,668

FOOD & BEVERAGES - 2.65%
Campbell Soup Company *                                     21,300            521,850
General Mills, Inc. *                                       79,800          3,783,318
PepsiCo, Inc. *                                            251,570         11,194,865
Starbucks Corp. *                                          211,100          5,176,172
The Coca-Cola Company *                                    311,400         14,452,074
                                                                       --------------
                                                                           35,128,279

HEALTHCARE PRODUCTS - 3.47%
Boston Scientific Corp. *                                  144,000          8,798,400
Johnson & Johnson *                                        359,500         18,586,150
MedImmune, Inc.                                            194,400          7,070,328
Medtronic, Inc. *                                          142,800          6,850,116
St. Jude Medical, Inc. *                                    40,500          2,328,750
Stryker Corp. *                                             33,900          2,351,643
                                                                       --------------
                                                                           45,985,387

HEALTHCARE SERVICES - 4.38%
HCA - The Healthcare Company *                              21,300            682,452
UnitedHealth Group, Inc. *                                 821,800         41,295,450
Weight Watchers International, Inc. *                       23,300          1,059,917
Wellpoint Health Networks, Inc., Class A *                 177,100         14,929,530
                                                                       --------------
                                                                           57,967,349

HOTELS & RESTAURANTS - 0.05%
MGM Mirage *                                                21,100            721,198
                                                                       --------------

INDUSTRIAL MACHINERY - 0.19%
Deere & Company                                             56,200          2,568,340
                                                                       --------------

INSURANCE - 5.41%
Ambac Financial Group, Inc. *                              118,800          7,870,500
American International Group, Inc. *                       427,827         23,607,494
Anthem, Inc. *                                               5,300            408,895
Hartford Financial Services Group, Inc. *                  179,900          9,059,764
Marsh & McLennan Companies, Inc. *                         345,400         17,639,578
Progressive Corp. *                                         59,600          4,356,760
Travelers Property Casualty Corp., Class A *               549,257          8,733,186
                                                                       --------------
                                                                           71,676,177

INTERNET CONTENT - 2.01%
InterActiveCorp * (a)                                      401,800         15,899,226
Yahoo!, Inc. *                                             328,200         10,751,832
                                                                       --------------
                                                                           26,651,058

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          SHARES           VALUE
                                                          ------           -----
INTERNET RETAIL - 0.04%
eBay, Inc. *                                                 5,300     $      552,154
                                                                       --------------

INTERNET SOFTWARE - 0.35%
Symantec Corp. *                                           105,200          4,614,072
                                                                       --------------

LEISURE TIME - 1.30%
Carnival Corp. *                                           256,300          8,332,313
International Game Technology *                             36,300          3,714,579
The Walt Disney Company *                                  261,300          5,160,675
                                                                       --------------
                                                                           17,207,567

MANUFACTURING - 3.05%
3M Company *                                                 5,300            683,594
Danaher Corp. *                                            287,800         19,584,790
Tyco International, Ltd. *                               1,061,096         20,139,602
                                                                       --------------
                                                                           40,407,986

NEWSPAPERS - 0.46%
E.W. Scripps Company, Class A *                             68,700          6,095,064
                                                                       --------------

PETROLEUM SERVICES - 3.67%
Baker Hughes, Inc. *                                       353,900         11,880,423
BJ Services Company                                        201,800          7,539,248
Exxon Mobil Corp. *                                        211,466          7,593,744
Schlumberger, Ltd. *                                       288,300         13,714,431
Smith International, Inc. * (a)                            214,600          7,884,404
                                                                       --------------
                                                                           48,612,250

PHARMACEUTICALS - 9.35%
Abbott Laboratories,                                       315,300         13,797,528
Allergan, Inc.                                              14,800          1,141,080
AmerisourceBergen Corp. *                                   40,300          2,794,805
Biovail Corp. *                                            218,300         10,273,198
Eli Lilly & Company *                                       91,400          6,303,858
Forest Laboratories, Inc. *                                174,400          9,548,400
Gilead Sciences, Inc. *                                    199,800         11,104,884
Pfizer, Inc. *                                           1,628,691         55,619,798
Wyeth *                                                    289,700         13,195,835
                                                                       --------------
                                                                          123,779,386

RETAIL GROCERY - 0.40%
Sysco Corp. *                                              175,800          5,281,032
                                                                       --------------

RETAIL TRADE - 5.27%
Best Buy Company, Inc. *                                   149,900          6,583,608
Home Depot, Inc. *                                         646,200         21,402,144
Kohl's Corp. *                                             186,200          9,566,956
Target Corp. *                                             411,000         15,552,240
Wal-Mart Stores, Inc. *                                    298,400         16,015,128
Walgreen Company *                                          21,100            635,110
                                                                       --------------
                                                                           69,755,186

SEMICONDUCTORS - 4.01%
Analog Devices, Inc. *                                     364,100         12,677,962
Applied Materials, Inc.                                    434,300          6,887,998
Intel Corp. *                                              276,300          5,742,619
KLA-Tencor Corp. * (a)                                     100,100          4,653,649
Maxim Integrated Products, Inc. *                          414,100         14,158,079
QLogic Corp. *                                              98,300          4,750,839
Texas Instruments, Inc. *                                  188,600          3,319,360
Xilinx, Inc. *                                              34,000            860,540
                                                                       --------------
                                                                           53,051,046

SOFTWARE - 3.78%
Adobe Systems, Inc. *                                       85,100          2,729,157
Intuit, Inc. *                                             128,900          5,739,917
Microsoft Corp.                                          1,564,700         40,071,967
VERITAS Software Corp. *                                    52,925          1,517,360
                                                                       --------------
                                                                           50,058,401

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.63%
Nokia Oyj Corp., ADR *                                     293,200          4,817,276
QUALCOMM, Inc. *                                            97,400          3,482,050
                                                                       --------------
                                                                            8,299,326

TOBACCO - 0.40%
Altria Group, Inc. *                                       116,700          5,302,848
                                                                       --------------

TRANSPORTATION - 0.45%
Harley-Davidson, Inc. *                                    149,000          5,939,140
                                                                       --------------

TRUCKING & FREIGHT - 0.49%
United Parcel Service, Inc., Class B *                     101,300          6,452,810
                                                                       --------------

TOTAL COMMON STOCK
(Cost: $1,283,219,285)                                                 $1,269,456,730
                                                                       --------------

                                                       PRINCIPAL
                                                         AMOUNT           VALUE
                                                         ------           -----
SHORT TERM INVESTMENTS - 3.71%
Navigator Securities Lending Trust,
  1.14%                                               $ 49,045,486    $    49,045,486
T. Rowe Price Reserve Investment Fund                       91,426             91,426
                                                                      ---------------
                                                                      $    49,136,912

REPURCHASE AGREEMENTS - 0.43%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  0.40%, to be repurchased at
  $5,728,064 on 07/01/2003,
  collateralized by $5,715,000 U.S.
  Treasury Notes, 3.25% due
  05/31/2004 (valued at $5,846,308,
  including interest).                                   5,728,000    $     5,728,000
                                                                      ---------------

TOTAL INVESTMENTS (BLUE CHIP GROWTH
TRUST) (Cost: $1,338,084,197)                                         $ 1,324,321,642
                                                                      ===============

U.S. LARGE CAP TRUST

                                                          SHARES            VALUE
                                                          ------            -----
COMMON STOCK - 89.20%
ADVERTISING - 0.60%
Monster Worldwide, Inc. * (a)                              148,100        $ 2,922,013
                                                                          -----------

AEROSPACE - 1.19%
United Technologies Corp. *                                 82,300          5,829,309
                                                                          -----------

AUTO SERVICES - 0.40%
AutoNation, Inc. *                                         125,000          1,965,000
                                                                          -----------

BANKING - 2.19%
Bank One Corp. *                                           191,600          7,123,688
FleetBoston Financial Corp. *                               39,500          1,173,545
Golden West Financial Corp. *                                4,900            392,049
Wells Fargo & Company *                                     40,900          2,061,360
                                                                          -----------
                                                                           10,750,642

BIOTECHNOLOGY - 1.78%
Amgen, Inc. *                                               47,500          3,181,550
Applera Corp.-Applied Biosystems Group                     292,400          5,564,372
                                                                          -----------
                                                                            8,745,922

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 SHARES         VALUE
                                                 ------         -----
BROADCASTING - 0.71%
Entercom Communications Corp. *                     7,700     $   377,377
Liberty Media Corp., Series A                     238,384       2,755,719
Radio One, Inc., Class D * (a)                     20,700         367,839
                                                              -----------
                                                                3,500,935

BUILDING MATERIALS & CONSTRUCTION - 0.75%
American Standard Companies, Inc. *                49,600       3,666,928
                                                              -----------

BUSINESS SERVICES - 2.44%
Automatic Data Processing, Inc. *                 150,800       5,106,088
Cadence Design Systems, Inc. *                     84,200       1,015,452
Concord EFS, Inc. *                                 8,800         129,536
Fluor Corp. *                                     106,400       3,579,296
Hudson Highland Group, Inc. *                           1              19
Robert Half International, Inc. *                 112,300       2,126,962
                                                              -----------
                                                               11,957,353

CABLE AND TELEVISION - 3.54%
AOL Time Warner, Inc. *                           378,200       6,085,238
Cablevision Systems New York
  Group, Class A * (a)                            303,347       6,297,484
Comcast Corp., Class A *                           35,000       1,056,300
Cox Communications, Inc., Class A *               122,500       3,907,750
                                                              -----------
                                                               17,346,772

CELLULAR COMMUNICATIONS - 1.36%
Sprint Corp. (PCS Group) * (a)                  1,158,500       6,661,375
                                                              -----------

CHEMICALS - 1.44%
Air Products & Chemicals, Inc. *                  106,100       4,413,760
E.I. Du Pont De Nemours & Company *                64,000       2,664,960
                                                              -----------
                                                                7,078,720

COMPUTERS & BUSINESS EQUIPMENT - 1.91%
Cisco Systems, Inc. *                             363,500       6,030,465
International Business Machines Corp. *            32,100       2,648,250
Seagate Technology, Inc. * (a)                     39,700         700,705
                                                              -----------
                                                                9,379,420

COSMETICS & TOILETRIES - 0.43%
Estee Lauder Companies, Inc., Class A              63,000       2,112,390
                                                              -----------

DOMESTIC OIL - 1.24%
Unocal Corp. *                                    212,100       6,085,149
                                                              -----------

ELECTRICAL EQUIPMENT - 2.57%
Emerson Electric Company                           59,100       3,020,010
General Electric Company *                        333,700       9,570,516
                                                              -----------
                                                               12,590,526

ELECTRIC UTILITIES - 1.19%
Pinnacle West Capital Corp.                        40,300       1,509,235
The AES Corp. *                                   679,300       4,313,555
                                                              -----------
                                                                5,822,790

ELECTRONICS - 1.55%
Agilent Technologies, Inc. *                      302,404       5,911,998
Polycom, Inc. * (a)                               122,100       1,692,306
                                                              -----------
                                                                7,604,304

FINANCIAL SERVICES - 10.30%
Americredit Corp. * (a)                            92,300         789,165
Citigroup, Inc. *                                  50,856       2,176,637
Federal Home Loan Mortgage Corp.                   44,700       2,269,419
Federal National Mortgage Association              45,000       3,034,800
IndyMac Bancorp, Inc. *                           102,000       2,592,840
J.P. Morgan Chase & Company *                     280,800       9,597,744
Lehman Brothers Holdings, Inc.                     31,400       2,087,472
SLM Corp. *                                       257,100      10,070,607
State Street Corp. * (b)                           72,900       2,872,260
The Goldman Sachs Group, Inc. *                    29,000       2,428,750
Washington Mutual, Inc. *                         304,800      12,588,240
                                                              -----------
                                                               50,507,934
FOOD & BEVERAGES - 1.59%
Campbell Soup Company *                           166,100       4,069,450
PepsiCo, Inc. *                                    54,900       2,443,050
The Pepsi Bottling Group, Inc. *                   64,000       1,281,280
                                                              -----------
                                                                7,793,780
GAS & PIPELINE UTILITIES - 1.57%
Kinder Morgan Management LLC * (a)                104,895       3,929,367
NiSource, Inc. *                                   80,100       1,521,900
Williams Companies, Inc. *                        281,200       2,221,480
                                                              -----------
                                                                7,672,747
HEALTHCARE PRODUCTS - 1.19%
Becton Dickinson & Company *                       54,500       2,117,325
Guidant Corp. *                                    54,849       2,434,747
Medtronic, Inc. *                                  26,400       1,266,408
                                                              -----------
                                                                5,818,480

HEALTHCARE SERVICES - 0.37%
Lincare Holdings, Inc. *                           57,200       1,802,372
                                                              -----------

HOLDINGS COMPANIES/CONGLOMERATES - 1.39%
Berkshire Hathaway, Inc., Class A *                    94       6,815,000
                                                              -----------

HOTELS & RESTAURANTS - 0.33%
Starwood Hotels & Resorts Worldwide, Inc. *        56,900       1,626,771
                                                              -----------

INDUSTRIAL MACHINERY - 0.51%
Ingersoll-Rand Company, Inc., Class A *            52,400       2,479,568
                                                              -----------

INSURANCE - 2.66%
American International Group, Inc. *               35,987       1,985,763
Chubb Corp. *                                      14,200         852,000
Hartford Financial Services Group, Inc. *          42,900       2,160,444
PartnerRe, Ltd. *                                  14,700         751,317
The PMI Group, Inc. *                              96,700       2,595,428
XL Capital, Ltd., Class A *                        56,800       4,714,400
                                                              -----------
                                                               13,059,352

INTERNATIONAL OIL - 1.77%
Royal Dutch Petroleum Company *                   108,600       5,062,932
Weatherford International, Ltd. *                  85,700       3,590,830
                                                              -----------
                                                                8,653,762

INTERNET CONTENT - 1.95%
InterActiveCorp * (a)                             204,700       8,099,979
The Thomson Corp. *                                46,100       1,449,845
                                                              -----------
                                                                9,549,824

INTERNET RETAIL - 0.91%
eBay, Inc. *                                       42,900       4,469,322
                                                              -----------

INTERNET SOFTWARE - 1.56%
Checkfree Corp. * (a)                             181,400       5,050,176
VeriSign, Inc. * (a)                              189,100       2,615,253
                                                              -----------
                                                                7,665,429

LEISURE TIME - 1.58%
Carnival Corp. * (a)                              137,600       4,473,376
The Walt Disney Company *                         122,700       2,423,325
Vivendi Universal, ADR * (a)                       46,900         864,836
                                                              -----------
                                                                7,761,537

MANUFACTURING - 0.74%
Illinois Tool Works, Inc. *                        27,000       1,777,950
Siemens AG, ADR * (a)                              37,500       1,831,875
                                                              -----------
                                                                3,609,825

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                         SHARES          VALUE
                                                                         ------          -----
NEWSPAPERS - 0.25%
Knight-Ridder, Inc. *                                                    17,600       $  1,213,168
                                                                                      ------------

PETROLEUM SERVICES - 4.14%
Baker Hughes, Inc. *                                                    169,500          5,690,115
BJ Services Company                                                      59,600          2,226,656
Exxon Mobil Corp. *                                                     211,900          7,609,329
Schlumberger, Ltd. *                                                     83,600          3,976,852
Transocean, Inc. *                                                       35,200            773,344
                                                                                      ------------
                                                                                        20,276,296

PHARMACEUTICALS - 12.40%
Allergan, Inc.                                                          177,600         13,692,960
AstraZeneca PLC, ADR *                                                  460,400         18,770,508
Eli Lilly & Company *                                                    58,400          4,027,848
Forest Laboratories, Inc. *                                             220,700         12,083,325
Pfizer, Inc. *                                                          358,500         12,242,775
                                                                                      ------------
                                                                                        60,817,416

RETAIL TRADE - 3.95%
Costco Wholesale Corp. *                                                134,500          4,922,700
Lowe's Companies, Inc. *                                                186,500          8,010,175
RadioShack Corp. *                                                       69,500          1,828,545
Wal-Mart Stores, Inc. *                                                  38,100          2,044,827
Williams-Sonoma, Inc. *                                                  88,400          2,581,280
                                                                                      ------------
                                                                                        19,387,527

SEMICONDUCTORS - 7.42%
Altera Corp. *                                                          236,100          3,872,040
Applied Materials, Inc.                                                 632,200         10,026,692
Applied Micro Circuits Corp. *                                          236,000          1,427,800
ASML Holding NV * (a)                                                    87,100            832,676
Credence Systems Corp. * (a)                                             72,300            612,381
Intel Corp. *                                                            68,300          1,419,547
KLA-Tencor Corp. * (a)                                                  147,800          6,871,222
Lam Research Corp. *                                                     72,000          1,311,120
Linear Technology Corp. *                                                35,400          1,140,234
Novellus Systems, Inc. *                                                 34,200          1,252,438
PMC-Sierra, Inc. * (a)                                                  187,600          2,200,548
Teradyne, Inc. *                                                        244,200          4,227,102
Xilinx, Inc. *                                                           46,400          1,174,384
                                                                                      ------------
                                                                                        36,368,184

SOFTWARE - 1.79%
Microsoft Corp.                                                         259,100          6,635,551
SAP AG, ADR *                                                            73,100          2,135,982
                                                                                      ------------
                                                                                         8,771,533

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.46%
QUALCOMM, Inc. *                                                        200,700          7,175,025
                                                                                      ------------
TELEPHONE - 2.02%
AT&T Corp.                                                              138,540          2,666,895
Sprint Corp. (FON Group) *                                              503,000          7,243,200
                                                                                      ------------
                                                                                         9,910,095

TOBACCO - 1.10%
Altria Group, Inc. *                                                    119,200          5,416,448
                                                                                      ------------

TRAVEL SERVICES - 0.54%
Sabre Holdings Corp. *                                                  107,500          2,649,875
                                                                                      ------------

TRUCKING & FREIGHT - 0.42%
Navistar International Corp. *                                           63,100          2,058,953
                                                                                      ------------

TOTAL COMMON STOCK
(Cost: $428,329,136)                                                                  $437,349,771
                                                                                      ------------

PREFERRED STOCK - 0.48%
FINANCIAL SERVICES - 0.18%
Ford Motor Company Capital Trust II                                      19,700            855,965
                                                                                      ------------

MINING - 0.30%
Phelps Dodge Corp. *                                                     15,000          1,485,000
                                                                                      ------------

TOTAL PREFERRED STOCK
(Cost: $2,404,087)                                                                    $  2,340,965
                                                                                      ------------

                                                                     PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                     ---------           -----
CONVERTIBLE BONDS - 0.60%
INTERNET RETAIL - 0.60%
Amazon.com, Inc.,
    4.75% due 02/01/2009                                            $ 3,129,000       $  2,960,816
                                                                                      ------------

TOTAL CONVERTIBLE BONDS
(Cost: $2,157,435)                                                                    $  2,960,816
                                                                                      ------------

SHORT TERM INVESTMENTS - 6.78%
Navigator Securities Lending Trust,
    1.14%                                                            33,251,419       $ 33,251,419
                                                                                      ------------

REPURCHASE AGREEMENTS - 2.94%
Repurchase Agreement with State Street Corp., dated
    06/30/2003 at 0.40% to be repurchased at $14,390,160 on
    07/01/2003, collateralized by $14,340,000 U.S. Treasury
    Notes, 3.00% due 02/29/2004 (valued at $14,680,575,
    including interest)                                              14,390,000       $ 14,390,000
                                                                                      ------------

TOTAL INVESTMENTS (U.S. LARGE CAP TRUST) (Cost: $480,532,077)
                                                                                      $490,292,971
                                                                                      ============

STRATEGIC VALUE TRUST

                                                                         SHARES          VALUE
                                                                         ------          -----
COMMON STOCK - 93.36%
ALUMINUM - 1.97%
Alcoa, Inc. *                                                            82,900       $  2,113,950
                                                                                      ------------

BANKING - 1.56%
FleetBoston Financial Corp. *                                            56,610          1,681,883
                                                                                      ------------

BROADCASTING - 3.18%
Viacom, Inc., Class B *                                                  78,390          3,422,507
                                                                                      ------------

CABLE AND TELEVISION - 2.95%
AOL Time Warner, Inc. *                                                  40,630            653,737
Comcast Corp.-Special Class A *                                          87,510          2,522,913
                                                                                      ------------
                                                                                         3,176,650

CELLULAR COMMUNICATIONS - 6.11%
AT&T Wireless Services, Inc. *                                          537,210          4,410,494
Telephone & Data Systems, Inc. *                                         43,450          2,159,465
                                                                                      ------------
                                                                                         6,569,959

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                         SHARES          VALUE
                                                                         ------          -----
CHEMICALS - 1.43%
Lyondell Chemical Company *                                              41,900       $    566,907
Praxair, Inc. *                                                          16,220            974,822
                                                                                      ------------
                                                                                         1,541,729

CONTAINERS & GLASS - 2.57%
Owens-Illinois, Inc. *                                                  125,010          1,721,388
Smurfit-Stone Container Corp. *                                          80,200          1,045,006
                                                                                      ------------
                                                                                         2,766,394

COSMETICS & TOILETRIES - 1.09%
Kimberly-Clark Corp. *                                                   22,460          1,171,064
                                                                                      ------------

CRUDE PETROLEUM & NATURAL GAS - 3.25%
Devon Energy Corp. *                                                     37,210          1,987,014
Occidental Petroleum Corp. *                                             45,080          1,512,434
                                                                                      ------------
                                                                                         3,499,448

ELECTRICAL EQUIPMENT - 1.26%
General Electric Company *                                               47,160          1,352,549
                                                                                      ------------

ELECTRIC UTILITIES - 2.55%
Duke Energy Corp. *                                                      47,500            947,625
TXU Corp. *                                                              79,890          1,793,531
                                                                                      ------------
                                                                                         2,741,156

ENERGY - 2.94%
Calpine Corp. * (a)                                                     479,320          3,163,512
                                                                                      ------------

FINANCIAL SERVICES - 9.72%
Citigroup, Inc. *                                                        69,990          2,995,572
Federal Home Loan Mortgage Corp.                                         20,430          1,037,231
J.P. Morgan Chase & Company *                                            41,100          1,404,798
Mellon Financial Corp. *                                                 98,620          2,736,705
Merrill Lynch & Company, Inc. *                                          48,930          2,284,052
                                                                                      ------------
                                                                                        10,458,358

GAS & PIPELINE UTILITIES - 1.46%
NiSource, Inc. *                                                         82,690          1,571,110
                                                                                      ------------

HEALTHCARE PRODUCTS - 1.36%
Baxter International, Inc.                                               56,423          1,466,998
                                                                                      ------------

HOTELS & RESTAURANTS - 2.34%
Hilton Hotels Corp. *                                                    49,460            632,593
McDonalds Corp. *                                                        53,780          1,186,387
Starwood Hotels & Resorts Worldwide, Inc. *                              24,500            700,455
                                                                                      ------------
                                                                                         2,519,435

INDUSTRIAL MACHINERY - 1.37%
Cooper Cameron Corp. *                                                   29,160          1,469,081
                                                                                      ------------

INSURANCE - 6.86%
Hartford Financial Services Group, Inc. *                                48,890          2,462,100
Nationwide Financial Services, Inc., Class A *                           20,290            659,425
The Allstate Corp.                                                       64,250          2,290,513
Travelers Property Casualty Corp., Class A *                            123,788          1,968,229
                                                                                      ------------
                                                                                         7,380,267

INTERNET SOFTWARE - 0.73%
Networks Associates, Inc. *                                              61,610            781,215
                                                                                      ------------

MANUFACTURING - 1.86%
Tyco International, Ltd. *                                              105,530          2,002,959
                                                                                      ------------

MEDICAL-HOSPITALS - 0.20%
Tenet Healthcare Corp. *                                                 18,700            217,855
                                                                                      ------------

PAPER - 1.15%
Bowater, Inc. *                                                          33,030          1,236,974
                                                                                      ------------

PETROLEUM SERVICES - 9.02%
BJ Services Company                                                      34,580          1,291,909
BP PLC, ADR *                                                            24,860          1,044,617
ConocoPhillips *                                                         18,010            986,948
GlobalSantaFe Corp. *                                                    88,168          2,057,841
Noble Corp. *                                                            79,420          2,724,106
Schlumberger, Ltd. *                                                     33,680          1,602,158
                                                                                      ------------
                                                                                         9,707,579

PHARMACEUTICALS - 8.44%
Eli Lilly & Company *                                                    26,480          1,826,326
Merck & Company, Inc. *                                                  28,690          1,737,179
Pfizer, Inc. *                                                           85,026          2,903,638
Schering-Plough Corp. *                                                 140,529          2,613,839
                                                                                      ------------
                                                                                         9,080,982

RETAIL GROCERY - 2.34%
The Kroger Company *                                                    150,850          2,516,178
                                                                                      ------------

RETAIL TRADE - 6.36%
Home Depot, Inc. *                                                       37,140          1,230,077
Limited Brands, Inc.                                                     57,800            895,900
Sears, Roebuck & Company *                                              140,050          4,711,282
                                                                                      ------------
                                                                                         6,837,259

SEMICONDUCTORS - 1.09%
Novellus Systems, Inc. *                                                 31,900          1,168,210
                                                                                      ------------

SOFTWARE - 1.98%
Microsoft Corp.                                                          83,080          2,127,679
                                                                                      ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.61%
Advanced Fibre Communications, Inc. *                                    41,030            667,558
SBC Communications, Inc. *                                               41,500          1,060,325
Winstar Communications, Inc. *                                            2,170                  4
                                                                                      ------------
                                                                                         1,727,887

TELEPHONE - 4.61%
AT&T Corp.                                                               75,590          1,455,108
Verizon Communications, Inc. *                                           88,960          3,509,472
                                                                                      ------------
                                                                                         4,964,580

TOTAL COMMON STOCK
(Cost: $91,947,960)                                                                   $100,435,407
                                                                                      ------------

                                                                      PRINCIPAL
                                                                       AMOUNT            VALUE
                                                                      ---------          -----
SHORT TERM INVESTMENTS - 6.64%
Navigator Securities Lending Trust,
    1.14%                                                            $2,589,401       $  2,589,401
Federal Home Loan Bank Discount
    Note, 0.95% due 07/01/2003                                        4,555,000          4,555,000
                                                                                      ------------
                                                                                      $  7,144,401

TOTAL INVESTMENTS (STRATEGIC VALUE TRUST)
(Cost: $99,092,361)                                                                   $107,579,808
                                                                                      ============

LARGE CAP VALUE TRUST


                                                                         SHARES          VALUE
                                                                         ------          -----
COMMON STOCK - 84.62%
ADVERTISING - 0.24%
Getty Images, Inc. *                                                        325      $    13,423
                                                                                     -----------

APPAREL & TEXTILES - 2.71%
Columbia Sportswear Company * (a)                                           925           47,554

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                         SHARES          VALUE
                                                                         ------          -----
APPAREL & TEXTILES - CONTINUED
Liz Claiborne, Inc. *                                                     1,525       $     53,756
Reebok International, Ltd. * (a)                                          1,550             52,127
                                                                                      ------------
                                                                                           153,437

AUTO PARTS - 0.89%
Lear Corp. *                                                              1,100             50,622
                                                                                      ------------

AUTO SERVICES - 0.62%
AutoNation, Inc. *                                                        2,250             35,370
                                                                                      ------------

BANKING - 14.22%
Bank of America Corp.                                                     2,225            175,842
Banknorth Group, Inc. *                                                   1,225             31,262
Golden West Financial Corp. *                                               675             54,007
Greenpoint Financial Corp. *                                              1,025             52,213
Hudson United Bancorp * (a)                                                 175              5,976
Independence Community Bank Corp. *                                       1,575             44,447
National City Corp. *                                                     2,075             67,873
New York Community Bancorp, Inc. * (a)                                    1,900             55,271
Popular, Inc. *                                                           1,400             54,026
Roslyn Bancorp, Inc. * (a)                                                  650             13,969
Southtrust Corp. *                                                        1,875             51,000
US Bancorp *                                                              3,975             97,387
Wachovia Corp. *                                                          2,575            102,897
                                                                                      ------------
                                                                                           806,170

BIOTECHNOLOGY - 0.80%
Invitrogen Corp. * (a)                                                    1,175             45,085
                                                                                      ------------

BUSINESS SERVICES - 3.64%
Cendant Corp. *                                                           3,925             71,906
PerkinElmer, Inc. *                                                       3,750             51,787
R.R. Donnelley & Sons Company * (a)                                       1,100             28,754
Unisys Corp. *                                                            4,375             53,725
                                                                                      ------------
                                                                                           206,172

CELLULAR COMMUNICATIONS - 1.04%
AT&T Wireless Services, Inc. * (a)                                        7,200             59,112
                                                                                      ------------

COMPUTERS & BUSINESS EQUIPMENT - 2.80%
GTECH Holdings Corp. *                                                    1,275             48,004
Storage Technology Corp. *                                                2,075             53,410
Xerox Corp. * (a)                                                         5,425             57,451
                                                                                      ------------
                                                                                           158,865

CONTAINERS & GLASS - 0.72%
Ball Corp.                                                                  900             40,959
                                                                                      ------------

CRUDE PETROLEUM & NATURAL GAS - 4.56%
Apache Corp.                                                                950             61,807
Burlington Resources, Inc. *                                              1,075             58,125
Occidental Petroleum Corp. *                                              1,775             59,551
Sunoco, Inc. *                                                              775             29,249
Valero Energy Corp. * (a)                                                 1,375             49,954
                                                                                      ------------
                                                                                           258,686

DOMESTIC OIL - 1.95%
Marathon Oil Corp. * (a)                                                  2,250             59,287
Pogo Producing Company (a)                                                1,200             51,300
                                                                                      ------------
                                                                                           110,587

DRUGS & HEALTH CARE - 0.90%
Humana, Inc. (a)                                                          3,375             50,963
                                                                                      ------------

ELECTRIC UTILITIES - 1.35%
Edison International * (a)                                                2,900             47,647
Entergy Corp. *                                                             550             29,029
                                                                                      ------------
                                                                                            76,676

ELECTRONICS - 1.21%
Arrow Electronics, Inc. (a)                                               3,250             49,530
Avnet, Inc. * (a)                                                         1,500             19,020
                                                                                      ------------
                                                                                            68,550

ENERGY - 0.91%
Calpine Corp. * (a)                                                       2,375             15,675
MDU Resources Group, Inc. * (a)                                           1,075             36,002
                                                                                      ------------
                                                                                            51,677

FINANCIAL SERVICES - 7.21%
Citigroup, Inc. *                                                         2,300             98,440
Countrywide Financial Corp. *                                               800             55,656
H & R Block, Inc. *                                                         850             36,762
J.P. Morgan Chase & Company *                                             3,600            123,048
Washington Mutual, Inc. *                                                 2,300             94,990
                                                                                      ------------
                                                                                           408,896

FOOD & BEVERAGES - 3.40%
Coca-Cola Enterprises, Inc. *                                             2,125             38,569
Constellation Brands, Inc., Class A *                                     1,650             51,810
Dean Foods Company *                                                      1,712             53,928
General Mills, Inc. *                                                     1,025             48,595
                                                                                      ------------
                                                                                           192,902

GAS & PIPELINE UTILITIES - 0.86%
Dynegy, Inc., Class A * (a)                                              11,650             48,930
                                                                                      ------------

HEALTHCARE PRODUCTS - 3.08%
Bausch & Lomb, Inc. (a)                                                   1,250             46,875
Becton Dickinson & Company *                                              1,450             56,333
C.R. Bard, Inc.                                                             775             55,265
STERIS Corp. *                                                              700             16,163
                                                                                      ------------
                                                                                           174,636

HEALTHCARE SERVICES - 1.60%
Omnicare, Inc.                                                            1,500             50,685
Wellpoint Health Networks, Inc., Class A *                                  475             40,043
                                                                                      ------------
                                                                                            90,728

HOMEBUILDERS - 4.41%
Centex Corp. *                                                              650             50,563
D.R. Horton, Inc. *                                                       1,725             48,473
Lennar Corp. *                                                              700             50,050
Pulte Homes, Inc. *                                                         825             50,869
Ryland Group, Inc. * (a)                                                    725             50,315
                                                                                      ------------
                                                                                           250,270

HOUSEHOLD PRODUCTS - 0.87%
Fortune Brands, Inc. *                                                      950             49,590
                                                                                      ------------

INDUSTRIAL MACHINERY - 0.84%
Thermo Electron Corp. *                                                   2,275             47,821
                                                                                      ------------

INSURANCE - 2.31%
Aetna, Inc. *                                                             1,000             60,200
American Financial Group, Inc. (a)                                          675             15,390
W.R. Berkley Corp. *                                                      1,050             55,335
                                                                                      ------------
                                                                                           130,925

INTERNET SOFTWARE - 1.94%
Checkfree Corp. * (a)                                                     1,825             50,808
Juniper Networks, Inc. * (a)                                              1,150             14,225
Macromedia, Inc. * (a)                                                    2,125             44,710
                                                                                      ------------
                                                                                           109,743

LEISURE TIME - 0.78%
Blockbuster, Inc., Class A                                                2,625             44,231
                                                                                      ------------

MEDICAL-HOSPITALS - 0.76%
Davita, Inc. * (a)                                                        1,600             42,848
                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                         SHARES          VALUE
                                                                         ------          -----
PETROLEUM SERVICES - 4.18%
ConocoPhillips *                                                          1,150       $     63,020
Exxon Mobil Corp. *                                                       4,850            174,163
                                                                                      ------------
                                                                                           237,183

PHARMACEUTICALS - 3.66%
Medicis Pharmaceutical Corp., Class A * (a)                                 825             46,778
Merck & Company, Inc. *                                                   1,775            107,476
Watson Pharmaceuticals, Inc. * (a)                                        1,325             53,490
                                                                                      ------------
                                                                                           207,744

RAILROADS & EQUIPMENT - 0.90%
Norfolk Southern Corp. *                                                  2,650             50,880
                                                                                      ------------

RETAIL TRADE - 1.11%
Foot Locker, Inc. * (a)                                                   3,725             49,356
Rite Aid Corp. * (a)                                                      3,000             13,350
                                                                                      ------------
                                                                                            62,706

SEMICONDUCTORS - 2.56%
Amkor Technology, Inc. * (a)                                              4,350             57,159
Emulex Corp. *                                                            1,925             43,832
National Semiconductor Corp. *                                            2,225             43,877
                                                                                      ------------
                                                                                           144,868

SOFTWARE - 1.91%
Computer Associates International, Inc. *                                 2,575             57,371
VERITAS Software Corp. *                                                  1,775             50,889
                                                                                      ------------
                                                                                           108,260

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.88%
Citizens Communications Company * (a)                                     3,875             49,949
                                                                                      ------------

TELEPHONE - 0.33%
Verizon Communications, Inc. *                                              475             18,739
                                                                                      ------------

TOYS, AMUSEMENTS & SPORTING GOODS - 1.66%
Hasbro, Inc. * (a)                                                        3,050             53,345
Mattel, Inc. *                                                            2,150             40,678
                                                                                      ------------
                                                                                            94,023

TRUCKING & FREIGHT - 0.81%
Ryder Systems, Inc. *                                                     1,800             46,116
                                                                                      ------------

TOTAL COMMON STOCK
(Cost: $4,575,444)                                                                    $  4,798,342
                                                                                      ------------

                                                                      PRINCIPAL
                                                                       AMOUNT            VALUE
                                                                      ---------          -----
SHORT TERM INVESTMENTS - 15.38%
Navigator Securities Lending Trust,
   1.14%                                                             $  872,253       $    872,253
                                                                                      ------------

TOTAL INVESTMENTS (LARGE CAP VALUE TRUST)
(Cost: $5,447,697)
                                                                                      $  5,670,595
                                                                                      ============

UTILITIES TRUST

                                                                         SHARES          VALUE
                                                                         ------          -----
COMMON STOCK - 81.67%
BROADCASTING - 1.51%
EchoStar Communications Corp., Class A *                                  6,960       $    240,955
Viacom, Inc., Class B *                                                   9,930            433,544
                                                                                      ------------
                                                                                           674,499

CABLE AND TELEVISION - 3.38%
AOL Time Warner, Inc. *                                                  43,510            700,076
Comcast Corp., Class A *                                                  2,507             75,661
Comcast Corp.-Special Class A *                                          13,100            377,673
Cox Communications, Inc., Class A *                                      11,300            360,470
                                                                                      ------------
                                                                                         1,513,880

CELLULAR COMMUNICATIONS - 8.43%
America Movil S.A. de C.V., ADR, Series L *                              42,500            796,875
AT&T Wireless Services, Inc. *                                           76,560            628,557
Cosmote Mobile Telecom , GDR                                             20,100            215,016
MobileOne, Ltd.                                                         435,000            331,052
Nii Holdings, Inc. *  (a)                                                 4,900            187,523
Orange SA                                                                 4,600             40,901
SK Telecom Company, Ltd., ADR *  (a)                                     10,800            203,688
Sprint Corp. (PCS Group) *                                              112,200            645,150
Vodafone Group PLC                                                      369,170            723,089
                                                                                      ------------
                                                                                         3,771,851

CRUDE PETROLEUM & NATURAL GAS - 0.08%
Devon Energy Corp. *                                                        700             37,380
                                                                                      ------------

DOMESTIC OIL - 0.44%
Forest Oil Corp. *                                                        7,900            198,448
                                                                                      ------------

ELECTRIC UTILITIES - 26.75%
Constellation Energy Group, Inc. *                                       27,900            956,970
Dominion Resources, Inc. *                                               11,110            714,040
E.ON AG                                                                   9,800            504,668
Edison International *                                                    4,900             80,507
Empresa Nacional De Electricidad *                                       24,500            220,745
Endesa SA                                                                33,900            568,525
Entergy Corp. *                                                          12,590            664,500
Exelon Corp. *                                                           32,300          1,931,863
FirstEnergy Corp. *                                                       7,450            286,453
Iberdrola SA                                                              3,500             60,710
National Grid Transco PLC                                               120,729            820,163
Pepco Holdings, Inc.                                                     12,500            239,500
PG&E Corp. *                                                             55,530          1,174,459
Pinnacle West Capital Corp.                                               5,990            224,326
PPL Corp. *                                                              17,490            752,070
Red Electrica De Espana                                                  27,800            364,537
Reliant Resources, Inc. *                                               132,000            809,160
The AES Corp. *                                                          82,500            523,875
TXU Corp. *                                                              44,060            989,147
Westar Energy, Inc. *                                                     5,300             86,019
                                                                                      ------------
                                                                                        11,972,237

ENERGY - 2.88%
Energen Corp. *                                                           5,860            195,138
Energy East Corp. * (a)                                                  14,560            302,266
MDU Resources Group, Inc. *                                              14,640            490,293
Mirant Corp.  (a)                                                         6,900             20,010
Sempra Energy *                                                          10,200            278,460
                                                                                      ------------
                                                                                         1,286,167

GAS & PIPELINE UTILITIES - 14.31%
AGL Resources, Inc. *                                                    25,200            641,088
El Paso Corp. *                                                           9,900             79,992
Enagas                                                                   68,900            590,429
Enbridge Energy Management LLC *                                            516             23,540
Equitable Resources, Inc. *                                              48,770          1,986,890
KeySpan Corp. *                                                           1,000             35,450
Kinder Morgan Management LLC *                                           19,087            714,999
Kinder Morgan, Inc. *                                                    22,649          1,237,768
Questar Corp. *                                                           6,620            221,571
Snam Rete Gas SPA                                                        62,050            244,096
Southern Union Company *  (a)                                            30,000            503,100
Williams Companies, Inc. *                                               15,800            124,820
                                                                                      ------------
                                                                                         6,403,743

INDUSTRIAL MACHINERY - 0.16%
Grant Prideco, Inc. *                                                     6,000             70,500
                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                         SHARES          VALUE
                                                                         ------          -----
INSURANCE - 0.38%
Unumprovident Corp. *                                                     5,700       $    170,145
                                                                                      ------------

INTERNATIONAL OIL - 0.66%
Talisman Energy, Inc. *                                                   6,500            294,855
                                                                                      ------------

LEISURE TIME - 0.04%
Vivendi Universal SA                                                      1,000             18,231
                                                                                      ------------

PETROLEUM SERVICES - 4.20%
ConocoPhillips *                                                          9,400            515,120
Fortum Corp.                                                              2,500             20,072
GlobalSantaFe Corp. *                                                    10,500            245,070
Halliburton Company *                                                     7,500            172,500
Noble Corp. *                                                            10,900            373,870
Premcor, Inc. *                                                           7,500            161,625
Transocean, Inc. *                                                       17,800            391,066
                                                                                      ------------
                                                                                         1,879,323

POLLUTION CONTROL - 0.04%
Suez SA                                                                   1,100             17,537
                                                                                      ------------

PUBLISHING - 0.93%
The New York Times Company, Class A                                       7,900            359,450
Tribune Company *                                                         1,200             57,960
                                                                                      ------------
                                                                                           417,410

SANITARY SERVICES - 0.71%
Veolia Environnement                                                     15,503            319,199
                                                                                      ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 8.09%
China Telecom Corp., Ltd. *                                             772,000            177,206
Citizens Communications Company * (a)                                    38,400            494,976
France Telecom, ADS                                                      32,100            788,676
KT Corp., ADR *                                                          22,790            449,191
SBC Communications, Inc. *                                               45,200          1,154,860
Singapore Telecommunications, Ltd.                                      394,000            337,890
SK Telecom Company, Ltd., ADR                                             1,270            216,894
Winstar Communications, Inc. *                                            3,270                  7
                                                                                      ------------
                                                                                         3,619,700

TELEPHONE - 8.68%
BellSouth Corp. *                                                        19,400            516,622
Brasil Telecom Participacoes *                                              500             18,725
CenturyTel, Inc. *                                                       11,500            400,775
Cincinnati Bell, Inc. *                                                  30,100            201,670
Magyar Tavkozlesi RT, ADR *                                               6,800            116,960
Tele Danmark AS                                                           4,000            119,807
Telefonica SA                                                             8,300             96,521
Telefonos de Mexico-SA, ADR, Class L *                                   21,540            676,787
Verizon Communications, Inc. *                                           44,010          1,736,194
                                                                                      ------------
                                                                                         3,884,061

TOTAL COMMON STOCK
(Cost: $32,432,376)                                                                   $ 36,549,166
                                                                                      ------------

PREFERRED STOCK - 3.35%
ELECTRIC UTILITIES - 0.98%
AES Trust III * (a)                                                       8,910            302,851
AES Trust VII *                                                           3,680            135,700
                                                                                      ------------
                                                                                           438,551

ENERGY - 1.83%
TXU Corp. *                                                              24,700            817,570
                                                                                      ------------

GAS & PIPELINE UTILITIES - 0.54%
KeySpan Corp. *  (a)                                                      4,570            241,981
                                                                                      ------------

TOTAL PREFERRED STOCK
(Cost: $1,166,161)                                                                    $  1,498,102
                                                                                      ------------

                                                                     PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                     ---------           -----
U.S. TREASURY OBLIGATIONS - 2.83%
U.S. TREASURY BONDS - 0.68%
5.25% due 11/15/2028                                                $   277,000       $    301,530
                                                                                      ------------

U.S. TREASURY NOTES - 2.06%
3.25% due 08/15/2007                                                    810,000            845,343
3.375% due 01/15/2007                                                    70,786             77,732
                                                                                      ------------
                                                                                           923,075

U.S. TREASURY STRIPS - 0.09%
PO, 5.38% due 02/15/2023                                                106,000             40,375
                                                                                      ------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,222,125)                                                                     $ 1,264,980
                                                                                      ------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.04%
GOVERNMENT OF MEXICO - 0.04%
11.50% due 05/15/2026                                                    12,000             17,892
                                                                                      ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $15,180)                                                                       $     17,892
                                                                                      ------------

CORPORATE BONDS - 4.27%
AUTOMOBILES - 0.01%
Chrysler Corp.,
    7.45% due 02/01/2097                                                  6,000              6,073
                                                                                      ------------

BROADCASTING - 0.03%
Continental Cablevision, Inc., 9.50%
    due 08/01/2013                                                        8,000              9,209
CSC Holdings, Inc., Series B,
    8.125% due 07/15/2009                                                 5,000              5,162
                                                                                      ------------
                                                                                            14,371

CABLE AND TELEVISION - 0.23%
Charter Commerce, Inc.,
    5.75% due 10/15/2005                                                 65,000             45,175
Rogers Cable, Inc.,
    6.25% due 06/15/2013                                                 42,000             41,895
Tele-Communications, Inc.,
    9.80% due 02/01/2012                                                 11,000             14,571
                                                                                      ------------
                                                                                           101,641

CELLULAR COMMUNICATIONS - 0.02%
Verizon Wireless Capital LLC,
    5.375% due 12/15/2006                                                 9,000              9,885
                                                                                      ------------

DOMESTIC OIL - 0.07%
Devon Financing Corp., ULC,
    6.875% due 09/30/2011                                                25,000             29,326
                                                                                      ------------

ELECTRIC UTILITIES - 2.72%
AES Corp.,
8.75% due 05/15/2013                                                    220,000            228,800
AES Corp.,
9.00% due 05/15/2015                                                    160,000            167,200

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                         SHARES          VALUE
                                                                         ------          -----
ELECTRIC UTILITIES - CONTINUED
Midamerican Energy Holdings Company,
   5.875% due 10/01/2012                                                 43,000       $     47,159
Midamerican Funding LLC,
    6.927% due 03/01/2029                                                25,000             28,479
Nisource Finance Corp.,
    7.875% due 11/15/2010                                               154,000            181,828
PSEG Energy Holdings, Inc.,
    7.75% due 04/16/2007                                                181,000            191,407
Reliant Resources, Inc.,
    5.00% due 08/15/2010                                                130,000            127,400
Reliant Resources, Inc.,
    9.25% due 07/15/2010                                                 20,000             20,100
Reliant Resources, Inc.,
    9.50% due 07/15/2013                                                 25,000             25,188
Williams Holdings Of Delaware,
   6.25% due 02/01/2006                                                 205,000            200,900
                                                                                      ------------
                                                                                         1,218,461

ENERGY - 0.55%
El Paso Corp.,
    zero coupon due 02/28/2021                                          470,000            205,625
TXU Corp.,
    6.375% due 06/15/2006                                                39,000             41,486
                                                                                      ------------
                                                                                           247,111

FINANCIAL SERVICES - 0.03%
Credit Suisse First Boston USA, Inc.,
    6.50% due 01/15/2012                                                 11,000             12,623
                                                                                      ------------

GAS & PIPELINE UTILITIES - 0.03%
Kinder Morgan Energy Partners,
    L.P., 7.30% due 08/15/2033                                           11,000             13,209
                                                                                      ------------

HOTELS & RESTAURANTS - 0.04%
Tricon Global Restaurants, Inc.,
    8.875% due 04/15/2011                                                16,000             18,960
                                                                                      ------------

INDUSTRIALS - 0.23%
Beaver Valley Funding Corp.,
    9.00% due 06/01/2017                                                 85,000            101,893
                                                                                      ------------

PAPER - 0.03%
    MeadWestvaco Corp.,
    6.80% due 11/15/2032                                                 12,000             13,123
                                                                                      ------------

TELEPHONE - 0.28%
Deutsche Telekom International Finance BV,
    FRN 8.75% due 06/15/2030                                             10,000             12,741
France Telecom SA,
    FRN 10.00% due 03/01/2031                                            20,000             27,675
Telus Corp.,
    8.00% due 06/01/2011                                                 61,000             70,455
Verizon New York, Inc.,
    6.875% due 04/01/2012                                                13,000             15,303
                                                                                      ------------
                                                                                           126,174

TOTAL CORPORATE BONDS
(Cost: $1,854,618)                                                                    $  1,912,850
                                                                                      ------------

CONVERTIBLE BONDS - 1.02%
BROADCASTING - 1.02%
EchoStar Communications Corp.,
    4.875% due 01/01/2007                                               462,000            458,535
                                                                                      ------------

TOTAL CONVERTIBLE BONDS
(Cost: $410,843)                                                                      $    458,535
                                                                                      ------------

                                                                      PRINCIPAL
                                                                       AMOUNT            VALUE
                                                                      ---------          -----
SHORT TERM INVESTMENTS - 6.82%
Navigator Securities Lending Trust,
    1.14%                                                            $1,799,533       $  1,799,533
Federal Home Loan Bank Discount
    Note, 0.95% due 07/01/2003                                        1,254,000          1,254,000
                                                                                      ------------
                                                                                      $  3,053,533

TOTAL INVESTMENTS (UTILITIES TRUST)
(Cost: $40,154,836)                                                                   $ 44,755,058
                                                                                      ============

REAL ESTATE SECURITIES TRUST

                                                                       SHARES            VALUE
                                                                       ------            -----
COMMON STOCK - 92.64%
HOTELS & RESTAURANTS - 5.81%
Hilton Hotels Corp. *  (a)                                              806,000       $ 10,308,740
Host Marriott Corp. *                                                 1,000,000          9,150,000
Starwood Hotels & Resorts Worldwide, Inc. *                             294,400          8,416,896
                                                                                      ------------
                                                                                        27,875,636

REAL ESTATE - 86.83%
Archstone-Smith Trust, REIT *                                           835,700         20,056,800
Arden Realty, Inc., REIT *                                              381,500          9,899,925
Avalon Bay Communities, Inc., REIT * (a)                                157,700          6,724,328
Boardwalk Equities Inc *                                                208,000          2,360,800
Boston Properties, Inc., REIT *                                         413,700         18,120,060
BRE Properties, Inc., Class A, REIT *                                   421,600         13,997,120
Brookfield Properties Corp. *                                           623,500         13,249,375
CarrAmerica Realty Corp., REIT *                                        297,500          8,273,475
Catellus Development Corp. *                                            797,000         17,534,000
CenterPoint Properties Corp., REIT *                                    149,900          9,166,385
Chelsea Property Group, Inc., REIT *                                    506,800         20,429,108
Crown American Realty Trust, REIT *                                      77,500            832,350
Developers Diversified Realty Corp. *                                   443,700         12,618,828
Equity Residential, REIT *                                              915,400         23,754,630
Essex Property Trust, REIT *                                            153,100          8,764,975
General Growth Properties, Inc., REIT *  (a)                            464,500         29,003,380
Highwoods Properties, Inc. *                                            422,900          9,430,670
Home Properties of New York, Inc., REIT *                               192,400          6,780,176
Kimco Realty Corp., REIT *                                              217,900          8,258,410
Liberty Property Trust, REIT *                                          199,700          6,909,620
Mack-California Realty Corp., REIT *                                    519,700         18,906,686
Pan Pacific Retail Properties, Inc. *                                   382,000         15,031,700
Pennsylvania Real Estate Investment SBI *  (a)                          128,300          3,842,585
Post Properties, Inc., REIT *  (a)                                       83,500          2,212,750
Prologis *                                                            1,231,000         33,606,300
Reckson Associates Realty Corp., REIT *  (a)                            330,900          6,902,574
Regency Centers Corp., REIT *  (a)                                      276,400          9,668,472
Rouse Company, REIT *                                                   318,800         12,146,280
Simon Property Group, Inc., REIT *                                      941,600         36,750,649
SL Green Realty Corp. *  (a)                                            258,500          9,019,065
Taubman Centers, Inc., REIT *  (a)                                      348,700          6,681,091
United Dominion Realty Trust, Inc., REIT *                              929,500         16,005,990
                                                                                      ------------
                                                                                       416,938,557

TOTAL COMMON STOCK
(Cost: $395,937,055)                                                                  $444,814,193
                                                                                      ------------

                                                                     PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                     ---------           -----
SHORT TERM INVESTMENTS - 5.02%
Navigator Securities Lending Trust,
    1.14%                                                           $12,124,434       $ 24,124,434
                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
REPURCHASE AGREEMENTS - 2.34%
Repurchased Agreement with State
  Street Corp., dated 06/30/2003 at
  0.40% to be repurchased at
  $11,219,125 on 07/01/2003,
  collateralized by $8,980,000 U.S.
  Treasury Bonds, 12.750% due
  11/15/2010 (valued at
  $11,449,500, including interest).                    $   11,219,000     $   11,219,000
                                                                          --------------

TOTAL INVESTMENTS (REAL ESTATE
SECURITIES TRUST) (Cost: $431,280,489)                                    $  480,157,627
                                                                          ==============

SMALL CAP OPPORTUNITIES TRUST

                                                               SHARES         VALUE
                                                               ------         -----
COMMON STOCK - 70.15%
AEROSPACE - 1.80%
Alliant Techsystems, Inc. *                                    11,900     $      617,729
Triumph Group, Inc. * (a)                                       6,000            169,020
                                                                          --------------
                                                                                 786,749

AIR TRAVEL - 0.41%
ExpressJet Holdings, Inc. * (a)                                12,000            181,200
                                                                          --------------

AUTO PARTS - 3.57%
Aftermarket Technology Corp. *                                 32,000            336,320
American Axle & Manufacturing
  Holdings, Inc. * (a)                                         27,000            645,300
BorgWarner, Inc. * (a)                                          6,500            418,600
Noble International, Ltd. * (a)                                19,000            162,450
                                                                          --------------
                                                                               1,562,670

AUTO SERVICES - 0.51%
Spartan Motors, Inc. *                                         27,225            225,151
                                                                          --------------

AUTOMOBILES - 0.84%
Monaco Coach Corp. * (a)                                       12,500            191,625
Thor Industries, Inc. *                                         4,300            175,526
                                                                          --------------
                                                                                 367,151

BANKING - 0.39%
UCBH Holdings, Inc. * (a)                                       6,000            172,080
                                                                          --------------

BUSINESS SERVICES - 1.19%
Right Management Consultants, Inc. *                           25,000            316,250
TETRA Technologies, Inc. * (a)                                  6,900            204,585
                                                                          --------------
                                                                                 520,835

CHEMICALS - 1.89%
Cambrex Corp. * (a)                                            17,000            391,340
Minerals Technologies, Inc.                                     9,000            437,940
                                                                          --------------
                                                                                 829,280

COMPUTERS & BUSINESS EQUIPMENT - 1.76%
CACI International, Inc., Class A * (a)                         9,000            308,700
Logitech International SA *                                     4,900            184,534
Qualstar Corp. * (a)                                           50,300            276,650
                                                                          --------------
                                                                                 769,884

CONSTRUCTION MATERIALS - 0.57%
EMCOR Group, Inc. * (a)                                         5,100            251,736
                                                                          --------------

CONSTRUCTION & MINING EQUIPMENT - 0.89%
NATCO Group, Inc., Class A * (a)                               18,500            126,355
Pason Systems, Inc. *                                          25,500            261,442
                                                                          --------------
                                                                                 387,797

COSMETICS & TOILETRIES - 0.57%
AptarGroup, Inc. (a)                                            7,000            251,580
                                                                          --------------

CRUDE PETROLEUM & NATURAL GAS - 1.18%
Bow Valley Energy, Ltd. *                                      71,800             84,735
Cimarex Energy Company *                                        8,400            199,500
Unit Corp. *                                                   11,200            234,192
                                                                          --------------
                                                                                 518,427

DOMESTIC OIL - 0.34%
Oil States International, Inc. *                               12,300            148,830
                                                                          --------------

DRUGS & HEALTH CARE - 0.73%
LabOne, Inc. *                                                 14,800            319,088
                                                                          --------------

ELECTRIC UTILITIES - 0.61%
ALLETE, Inc. (a)                                               10,000            265,500
                                                                          --------------

ELECTRONICS - 2.61%
Franklin Electric, Inc. *                                       4,100            228,165
Itron, Inc. * (a)                                              18,900            407,484
Manufacturers Services, Ltd. * (a)                             75,600            366,660
OSI Systems, Inc. * (a)                                         8,800            141,328
                                                                          --------------
                                                                               1,143,637

ENERGY - 3.11%
Hanover Compressor Company * (a)                               26,400            298,320
Headwaters, Inc. * (a)                                         25,500            374,595
New Jersey Resources Corp. *                                   10,100            358,550
Southwestern Energy Company *                                  22,200            333,222
                                                                          --------------
                                                                               1,364,687

FINANCIAL SERVICES - 7.26%
Accredited Home Lenders Holding
  Company * (a)                                                30,800            604,296
Affiliated Managers Group, Inc. *,                              4,700            286,465
American Home Mortgage Holdings, Inc. * (a)                    33,300            652,014
Federal Agricultural Mortgage Corp.,
  Class C * (a)                                                 8,875            198,356
Friedman Billings Ramsey Group, Inc.,
  Class A * (a)                                                50,000            670,000
New Century Financial Corp. * (a)                              17,700            772,605
                                                                          --------------
                                                                               3,183,736

FOOD & BEVERAGES - 2.47%
American Italian Pasta Company * (a)                           11,500            478,975
Constellation Brands, Inc., Class A * (a)                      19,200            602,880
                                                                          --------------
                                                                               1,081,855

FURNITURE & FIXTURES - 0.62%
Furniture Brands International, Inc. *                         10,400            271,440
                                                                          --------------

HEALTHCARE PRODUCTS - 5.51%
Merit Medical Systems, Inc. *                                  33,900            677,322
Orthofix International N.V. *                                  10,000            327,400
Owens & Minor, Inc. * (a)                                      15,000            335,250
Polymedica Corp. * (a)                                         11,000            503,690
Respironics, Inc. *                                            10,700            401,464
Young Innovations, Inc. *                                       5,900            168,150
                                                                          --------------
                                                                               2,413,276

HEALTHCARE SERVICES - 1.37%
AMERIGROUP Corp. * (a)                                         10,000            372,000
ICON PLC, ADR *                                                 2,300             73,186
IMPAC Medical Systems, Inc. * (a)                               7,500            156,600
                                                                          --------------
                                                                                 601,786

HOMEBUILDERS - 2.60%
Dominion Homes, Inc. *                                          1,859             44,337
Pulte Homes, Inc. *                                             7,100            437,786

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES         VALUE
                                                               ------         -----

HOMEBUILDERS - CONTINUED
Ryland Group, Inc. * (a)                                        9,500     $      659,300
                                                                          --------------
                                                                               1,141,423

HOTELS & RESTAURANTS - 0.88%
RARE Hospitality International, Inc. *                          4,125            134,805
Ruby Tuesday, Inc. * (a)                                       10,100            249,773
                                                                          --------------
                                                                                 384,578

INDUSTRIAL MACHINERY - 1.49%
FMC Technologies, Inc. *                                       15,000            315,750
Graco, Inc. *                                                   5,000            160,000
Manitowoc, Inc. *                                               8,000            178,400
                                                                          --------------
                                                                                 654,150

INSURANCE - 3.67%
Arthur J. Gallagher & Company * (a)                             7,000            190,400
Hub International, Ltd. *                                      11,000            188,100
Radian Group, Inc. *                                           11,800            432,470
RenaissanceRe Holdings, Ltd. *                                 10,300            468,856
RLI Corp. * (a)                                                10,000            329,000
                                                                          --------------
                                                                               1,608,826

INTERNATIONAL OIL - 0.64%
Tesco Corp. *                                                  29,300            281,280
                                                                          --------------

INTERNET CONTENT - 0.36%
Websense, Inc. *                                               10,000            156,600
                                                                          --------------

INTERNET SOFTWARE - 0.36%
WebMethods, Inc. * (a)                                         19,200            156,096
                                                                          --------------

INVESTMENT COMPANIES - 1.15%
American Capital Strategies, Ltd. * (a)                        13,300            331,702
MCG Capital Corp. * (a)                                        12,000            174,000
                                                                          --------------
                                                                                 505,702

LEISURE TIME - 1.81%
Multimedia Games, Inc. (a)                                      7,400            188,700
Penn National Gaming, Inc. * (a)                               29,500            606,225
                                                                          --------------
                                                                                 794,925

METAL & METAL PRODUCTS - 1.57%
Mathews International Corp., Class A *                         10,600            262,456
NN, Inc. * (a)                                                 33,600            425,376
                                                                          --------------
                                                                                 687,832

PETROLEUM SERVICES - 0.99%
Key Energy Services, Inc.                                      27,400            293,728
Willbros Group, Inc. * (a)                                     13,600            141,304
                                                                          --------------
                                                                                 435,032

PHARMACEUTICALS - 0.34%
Nabi Biopharmaceuticals (a)                                    21,400            146,804
                                                                          --------------

PLASTICS - 0.65%
Spartech Corp. *                                               13,500            286,335
                                                                          --------------

RAILROADS & EQUIPMENT - 1.32%
Genesee & Wyoming, Inc., Class A * (a)                         28,200            580,074
                                                                          --------------

REAL ESTATE - 6.78%
American Financial Realty Trust, REIT *                        15,705            234,162
Anthracite Capital, Inc., REIT                                 12,000            144,720
Anworth Mortgage Asset Corp., REIT *                           23,000            354,660
Corporate Office Properties Trust, REIT *                      25,000            423,250
Correctional Properties Trust, REIT *                          20,600            576,800
Newcastle Investment Corp., REIT * (a)                         17,850            349,503
RAIT Investment Trust, REIT *                                  10,000            265,000
SL Green Realty Corp. *                                         5,000            174,450
The Mills Corp., REIT (a)                                      13,375            448,731
                                                                          --------------
                                                                               2,971,276

RETAIL GROCERY - 0.30%
United Natural Foods, Inc. * (a)                                4,600            129,444
                                                                          --------------

RETAIL TRADE - 2.81%
A.C. Moore Arts & Crafts, Inc. * (a)                            5,475            109,664
Hancock Fabrics, Inc. (a)                                      15,500            250,325
Hibbett Sporting Goods, Inc. * (a)                              9,300            306,342
Party City Corp. * (a)                                         15,000            154,050
School Specialty, Inc. * (a)                                    8,100            230,526
Sonic Automative, Inc. * (a)                                    8,300            181,853
                                                                          --------------
                                                                               1,232,760

SOFTWARE - 0.04%
Pegasystems, Inc. *                                             2,404             17,718
                                                                          --------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.48%
REMEC, Inc. *                                                  30,300            210,888
                                                                          --------------

TRUCKING & FREIGHT - 1.71%
Landstar Systems, Inc. *                                        5,400            339,390
Oshkosh Truck Corp. *                                           6,900            409,308
                                                                          --------------
                                                                                 748,698

TOTAL COMMON STOCK
(Cost: $28,666,374)                                                       $   30,748,816
                                                                          --------------

                                                         PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
SHORT TERM INVESTMENTS - 19.22%
Navigator Securities Lending Trust, 1.14%              $    8,422,448     $    8,422,448
                                                                          --------------

REPURCHASE AGREEMENTS - 10.63%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  0.40%, to be repurchased at
  $4,661,052 on 07/01/2003,
  collateralized by $4,595,000 U.S.
  Treasury Notes, 3.625% due
  03/31/2004 (valued at $4,756,312,
  including interest).                                      4,661,000     $    4,661,000
                                                                          --------------

TOTAL INVESTMENTS (SMALL CAP
OPPORTUNITIES TRUST) (Cost: $41,749,822)                                  $   43,832,264
                                                                          ==============

SMALL COMPANY VALUE TRUST

                                                              SHARES         VALUE
                                                              ------         -----
COMMON STOCK - 87.00%
AEROSPACE - 1.00%
EDO Corp. *                                                   119,200     $    2,109,840
Woodward Governor Company *                                    55,600          2,390,800
                                                                          --------------
                                                                               4,500,640

APPAREL & TEXTILES - 1.58%
Culp, Inc. * (a)                                              140,000            966,000
G & K Services, Class A *                                     119,200          3,528,320
Unifi, Inc. *                                                 417,300          2,587,260
                                                                          --------------
                                                                               7,081,580

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES          VALUE
                                                              ------          -----
AUTO PARTS - 1.06%
TBC Corp. *                                                   248,600     $    4,735,830
                                                                          --------------

AUTO SERVICES - 0.36%
Dollar Thrifty Automotive Group, Inc. * (a)                    87,400          1,621,270
                                                                          --------------

BANKING - 6.79%
Community First Bankshares, Inc.                              230,445          6,291,149
East West Bancorp, Inc. *                                     138,500          5,005,390
First Republic Bank *                                         189,600          5,043,360
Silicon Valley Bancshares * (a)                               218,500          5,202,485
Texas Regional Bancshares, Inc., Class A *                    255,920          8,880,424
                                                                          --------------
                                                                              30,422,808

BIOTECHNOLOGY - 1.02%
Exelixis, Inc. *                                              274,400          1,904,336
Lexicon Genetics, Inc.                                        399,900          2,683,329
                                                                          --------------
                                                                               4,587,665

BROADCASTING - 1.39%
Saga Communications, Inc., Class A *                          277,200          5,391,540
Sinclair Broadcast Group, Inc., Class A * (a)                  72,100            837,081
                                                                          --------------
                                                                               6,228,621

BUILDING MATERIALS & CONSTRUCTION - 1.01%
Insituform Technologies, Inc., Class A * (a)                  256,500          4,534,920
                                                                          --------------

BUSINESS SERVICES - 3.78%
Electro Rent Corp. *                                          301,600          3,251,248
McGrath Rentcorp *                                            119,202          3,187,461
MPS Group, Inc. *                                             515,100          3,543,888
Right Management Consultants, Inc. *                          158,900          2,010,085
Systems & Computer Technology Corp. *                          60,800            547,200
TETRA Technologies, Inc. *                                    149,000          4,417,850
                                                                          --------------
                                                                              16,957,732

CHEMICALS - 2.20%
Airgas, Inc.                                                  270,200          4,525,850
Arch Chemicals, Inc. *                                        158,900          3,034,990
MacDermid, Inc. *                                              87,400          2,298,620
                                                                          --------------
                                                                               9,859,460

CONSTRUCTION MATERIALS - 1.38%
Ameron International Corp. *                                   79,400          2,760,738
Florida Rock Industries, Inc. *                                83,450          3,444,816
                                                                          --------------
                                                                               6,205,554

CONSTRUCTION & MINING EQUIPMENT - 0.80%
Carbo Ceramics, Inc. * (a)                                     79,200          2,946,240
Layne Christensen Company *                                    78,900            636,723
                                                                          --------------
                                                                               3,582,963

COSMETICS & TOILETRIES - 1.11%
AptarGroup, Inc.                                              138,600          4,981,284
                                                                          --------------

CRUDE PETROLEUM & NATURAL GAS - 0.64%
XTO Energy, Inc. *                                            142,400          2,863,664
                                                                          --------------

DOMESTIC OIL - 1.34%
Forest Oil Corp. *                                            117,200          2,944,064
Magnum Hunter Resources, Inc. *                               381,500          3,048,185
                                                                          --------------
                                                                               5,992,249

DRUGS & HEALTH CARE - 2.41%
Arrow International, Inc. *                                    39,700          1,752,755
Bone Care International, Inc.                                 212,000          2,946,800
Diversa Corp. * (a)                                           317,900          3,124,957
Landauer, Inc. * (a)                                           71,500          2,990,845
                                                                          --------------
                                                                              10,815,357

ELECTRICAL EQUIPMENT - 3.07%
C & D Technologies, Inc. *                                    158,900          2,281,804
Cable Design Technologies Corp. *                             341,000          2,438,150
Littelfuse, Inc. *                                            150,944          3,375,108
Methode Electronics, Inc., Class A                            119,200          1,281,400
Thomas Industries, Inc. *                                     161,800          4,376,690
                                                                          --------------
                                                                              13,753,152

ELECTRIC UTILITIES - 2.44%
Black Hills Corp.                                             115,200          3,536,640
Cleco Corp. * (a)                                             158,500          2,745,220
El Paso Electric Company * (a)                                178,800          2,204,604
Otter Tail Power Company                                       91,400          2,465,972
                                                                          --------------
                                                                              10,952,436

ELECTRONICS - 1.76%
Analogic Corp. *                                               44,100          2,150,316
Franklin Electric, Inc. *                                     103,300          5,748,645
                                                                          --------------
                                                                               7,898,961

FINANCIAL SERVICES - 1.16%
Triad Guaranty, Inc. *                                        137,099          5,202,907
                                                                          --------------

FOOD & BEVERAGES - 0.72%
American Italian Pasta Company, Class A * (a)                  77,500          3,227,875
                                                                          --------------

FOREST PRODUCTS - 0.76%
Deltic Timber Corp. *                                         119,200          3,391,240
                                                                          --------------

FURNITURE & FIXTURES - 0.59%
Stanley Furniture Company, Inc. *                              97,200          2,664,252
                                                                          --------------

GAS & PIPELINE UTILITIES - 0.66%
Vectren Corp. *                                               118,000          2,955,900
                                                                          --------------

HEALTHCARE PRODUCTS - 1.38%
Owens & Minor, Inc. * (a)                                     276,200          6,173,070
                                                                          --------------

HOTELS & RESTAURANTS - 4.58%
LaSalle Hotel Properties *                                    156,200          2,308,636
RARE Hospitality International, Inc. *                        240,700          7,866,076
Ruby Tuesday, Inc. *                                          418,000         10,337,140
                                                                          --------------
                                                                              20,511,852

INDUSTRIAL MACHINERY - 0.91%
IDEX Corp. *                                                  112,800          4,087,872
                                                                          --------------

INSURANCE - 4.84%
Brown & Brown, Inc. * (a)                                     215,700          7,010,250
Markel Corp.                                                   19,900          5,094,400
Ohio Casualty Corp. * (a)                                      89,700          1,182,246
Proassurance Corp. *                                          236,700          6,388,533
Scottish Annuity & Life Holdings, Ltd. * (a)                   99,300          2,006,853
                                                                           --------------
                                                                              21,682,282

INTERNET CONTENT - 0.50%
Websense, Inc. *                                              143,000          2,239,380
                                                                          --------------

INTERNET SOFTWARE - 0.30%
Netegrity, Inc. *                                             226,500          1,322,760
                                                                          --------------

INVESTMENT COMPANIES - 3.36%
Allied Capital Corp. *                                        243,200          5,617,920
American Capital Strategies, Ltd. * (a)                        78,800          1,965,272
First Financial Fund, Inc. (a)                                258,300          3,990,735
iShares Russell 2000 Value Index Fund *                        27,000          3,472,200
                                                                          --------------
                                                                              15,046,127

LEISURE TIME - 1.39%
SCP Pool Corp. * (a)                                          180,500          6,209,200
                                                                          --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES          VALUE
                                                              ------          -----
LIFE SCIENCES - 0.43%
Symyx Technologies, Inc. *                                    119,200     $    1,945,344
                                                                          --------------

MANUFACTURING - 0.78%
Nordson Corp.                                                 146,044          3,483,149
                                                                          --------------

METAL & METAL PRODUCTS - 1.42%
Mathews International Corp., Class A *                        256,500          6,350,940
                                                                          --------------

MINING - 0.96%
Penn Virginia Corp. *                                          99,700          4,287,100
                                                                          --------------

MOBILE HOMES - 0.78%
Skyline Corp. *                                               117,200          3,516,000
                                                                          --------------

NEWSPAPERS - 0.62%
Journal Register Company *                                    154,500          2,794,905
                                                                          --------------

PAPER - 1.67%
Caseys General Stores, Inc. *                                 278,100          3,932,334
Wausau-Mosinee Paper Corp. *                                  317,900          3,560,480
                                                                          --------------
                                                                               7,492,814

PETROLEUM SERVICES - 1.50%
Atwood Oceanics, Inc. (a)                                      77,500          2,104,125
Lone Star Technologies, Inc. (a)                               91,400          1,935,852
W-H Energy Services, Inc. * (a)                               137,100          2,670,708
                                                                          --------------
                                                                               6,710,685

REAL ESTATE - 5.17%
Aaron Rents, Inc., Class A *                                    9,800            238,140
Bedford Property Investments, Inc. (a)                        119,200          3,385,280
Glenborough Realty Trust, Inc., REIT *                        210,600          4,032,990
Innkeepers USA Trust, REIT *                                  278,100          1,891,080
Kilroy Realty Corp., REIT *                                   178,800          4,917,000
Sun Communities, Inc., REIT *                                 139,100          5,466,630
Washington REIT,  REIT *                                      119,200          3,242,240
                                                                          --------------
                                                                              23,173,360

RETAIL GROCERY - 0.37%
Wild Oats Markets, Inc. *                                     153,400          1,672,060
                                                                          --------------

RETAIL TRADE - 5.99%
Aaron Rents, Inc., Class B * (a)                              208,500          5,387,640
CSS Industries, Inc. *                                         90,800          3,500,340
Fred's, Inc., Class A * (a)                                   178,400          6,632,912
Hancock Fabrics, Inc. (a)                                     179,600          2,900,540
Haverty Furniture Companies, Inc. *                           317,900          5,563,250
Stein Mart, Inc. *                                            480,800          2,879,992
                                                                          --------------
                                                                              26,864,674

SANITARY SERVICES - 0.99%
Casella Waste Systems, Inc., Class A *                        337,700          3,049,431
Waste Connections, Inc. *                                      39,600          1,387,980
                                                                          --------------
                                                                               4,437,411

SEMICONDUCTORS - 2.21%
ATMI, Inc. * (a)                                              132,000          3,296,040
Exar Corp. *                                                  228,700          3,620,321
Mykrolis Corp. *                                              296,500          3,009,475
                                                                          --------------
                                                                               9,925,836

SOFTWARE - 2.80%
Packeteer, Inc. * (a)                                         306,600          4,773,762
Progress Software Corp. *                                     218,500          4,529,505
SPSS, Inc. *                                                  194,700          3,259,278
                                                                          --------------
                                                                              12,562,545

STEEL - 1.07%
Carpenter Technology Corp. *                                   99,300          1,549,080
Gibraltar Steel Corp. *                                       158,900          3,254,272
                                                                          --------------
                                                                               4,803,352

TIRES & RUBBER - 0.42%
Myers Indiana, Inc.                                           198,300          1,883,850
                                                                          --------------

TRANSPORTATION - 0.25%
Kirby Corp. *                                                  40,000          1,128,000
                                                                          --------------

TRUCKING & FREIGHT - 3.28%
Hub Group, Inc., Class A *                                     55,400            486,412
Landstar Systems, Inc. *                                      143,200          9,000,120
Midwest Express Holdings, Inc. * (a)                          107,500            281,650
UTI Worldwide, Inc. *                                         157,800          4,921,782
                                                                          --------------
                                                                              14,689,964

TOTAL COMMON STOCK
(Cost: $368,461,495)                                                      $  390,012,852
                                                                          --------------

                                                         PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
CORPORATE BONDS - 0.00%
DRUGS & HEALTH CARE - 0.00%
Del Global Technologies Corp.,
  6.00% due 03/28/2007                                 $        2,884     $            0
                                                                          --------------

TOTAL CORPORATE BONDS
(Cost: $0)                                                                $            0
                                                                          --------------

SHORT TERM INVESTMENTS - 12.02%
Navigator Securities Lending Trust,
   1.14%                                               $   47,539,536     $   47,539,536
T. Rowe Price Reserve Investment Fund                       6,327,941          6,327,941
                                                                          --------------
                                                                          $   53,867,477

REPURCHASE AGREEMENTS - 0.98%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  0.40%, to be repurchased at
  $4,394,049 on 07/01/2003,
  collateralized by 4,435,000 U.S.
  Treasury Notes, 3.25% due
  12/31/2003 (valued at $4,484,894,
  including interest).                                      4,394,000     $    4,394,000
                                                                          --------------

TOTAL INVESTMENTS (SMALL COMPANY VALUE
TRUST) (Cost: $426,722,972)                                               $  448,274,329
                                                                          ==============

SPECIAL VALUE TRUST

                                                               SHARES         VALUE
                                                               ------         -----
COMMON STOCK - 65.39%

AIR TRAVEL - 1.05%
SkyWest, Inc. * (a)                                             6,600     $      125,796
                                                                          --------------

APPAREL & TEXTILES - 0.83%
Timberland Company, Class A *                                   1,900            100,434
                                                                          --------------

AUTO PARTS - 0.37%
BorgWarner, Inc. * (a)                                            700             45,080
                                                                          --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES          VALUE
                                                               ------          -----
BANKING - 4.47%
Amcore Financial, Inc. *                                          600     $       13,968
Bank of Hawaii Corp. *                                          1,300             43,095
Banknorth Group, Inc. *                                         1,800             45,936
CCBT Financial Companies, Inc. *                                1,800             43,002
Corus Bankshares, Inc. *                                        1,000             48,430
Cullen Frost Bankers, Inc. * (a)                                2,400             77,040
First Street Bancorporation *                                   1,600             44,016
IBERIABANK Corp.                                                  900             43,920
Sterling Bancorp *                                              1,500             41,835
Umpqua Holdings Corp. *                                         3,000             56,970
Webster Financial Corp. *                                       2,100             79,380
                                                                          --------------
                                                                                 537,592

BIOTECHNOLOGY - 0.55%
Millipore Corp. *                                               1,500             66,555
                                                                          --------------

BUILDING MATERIALS & CONSTRUCTION - 0.43%
Insituform Technologies, Inc., Class A * (a)                    2,900             51,272
                                                                          --------------

BUSINESS SERVICES - 1.99%
Black Box Corp. (a)                                             1,800             65,160
John H. Harland Company                                           400             10,464
Labor Ready, Inc.                                               9,600             68,832
MAXIMUS, Inc. * (a)                                             1,000             27,630
The BISYS Group, Inc. *                                         3,700             67,969
                                                                          --------------
                                                                                 240,055

CHEMICALS - 0.57%
Lubrizol Corp.                                                  2,200             68,178
                                                                          --------------

COMPUTERS & BUSINESS EQUIPMENT - 2.48%
3Com Corp. *                                                    8,700             40,716
Maxtor Corp. * (a)                                              7,700             57,827
MTS Systems Corp. *                                             4,500             66,330
Rimage Corp. *                                                  3,600             45,000
Tech Data Corp. * (a)                                           3,300             88,143
                                                                          --------------
                                                                                 298,016

CONSTRUCTION MATERIALS - 1.19%
Centex Construction Products, Inc. * (a)                        1,100             44,099
Granite Construction, Inc. * (a)                                2,200             42,152
Patrick Industries, Inc. *                                      9,000             57,420
                                                                          --------------
                                                                                 143,671

CONTAINERS & GLASS - 0.79%
Smurfit-Stone Container Corp. *                                 7,300             95,119
                                                                          --------------

COSMETICS & TOILETRIES - 1.66%
AptarGroup, Inc.                                                2,400             86,256
Steiner Leisure, Ltd. *                                         7,800            113,880
                                                                          --------------
                                                                                 200,136

CRUDE PETROLEUM & NATURAL GAS - 1.53%
Cascade Natural Gas Corp. * (a)                                 2,300             43,930
Newfield Exploration Company (a)                                  900             33,795
XTO Energy, Inc. *                                              5,300            106,583
                                                                          --------------
                                                                                 184,308

EDUCATIONAL SERVICES - 0.35%
Learning Tree International, Inc. * (a)                         2,700             42,201
                                                                          --------------

ELECTRIC UTILITIES - 1.34%
El Paso Electric Company *                                      4,600             56,718
MGE Energy, Inc. *                                              1,200             37,800
Puget Energy, Inc. * (a)                                          800             19,096
WPS Resources Corp. *                                           1,200             48,240
                                                                          --------------
                                                                                 161,854

ELECTRONICS - 3.78%
Bel Fuse, Inc., Class B *                                       3,300             75,570
Electronics For Imaging, Inc. *                                 5,900            119,711
I.D. Systems, Inc. *                                            7,700             61,215
Rogers Corp. *                                                  1,100             36,630
Roper Industries, Inc. * (a)                                    3,200            119,040
Sanmina-SCI Corp. *                                             6,800             42,908
                                                                          --------------
                                                                                 455,074

ENERGY - 0.19%
Energy East Corp. *                                             1,100             22,836
                                                                          --------------

FINANCIAL SERVICES - 1.90%
Downey Financial Corp. *                                        2,000             82,600
iStar Financial, Inc. *                                         1,400             51,100
Triad Guaranty, Inc. * (a)                                      1,300             49,335
Waddell & Reed Financial, Inc., Class A *                       1,800             46,206
                                                                          --------------
                                                                                 229,241

FOOD & BEVERAGES - 1.60%
Hain Celestial Group, Inc. *                                    2,900             46,371
Interstate Bakeries Corp. *                                     4,000             50,800
Sensient Technologies Corp. *                                   4,200             95,844
                                                                          --------------
                                                                                 193,015

FURNITURE & FIXTURES - 1.04%
Furniture Brands International, Inc. *                          4,800            125,280
                                                                          --------------

GAS & PIPELINE UTILITIES - 0.71%
Peoples Energy Corp. *                                          1,000             42,890
WGL Holdings, Inc. *                                            1,600             42,720
                                                                          --------------
                                                                                  85,610

HEALTHCARE SERVICES - 4.14%
AMERIGROUP Corp. * (a)                                          2,100             78,120
Apria Healthcare Group, Inc. * (a)                              3,800             94,544
Cross Country Healthcare Inc. * (a)                             6,800             89,692
Health Net, Inc. *                                              2,300             75,785
Hooper Holmes, Inc.                                             7,100             45,724
MedQuist, Inc. *                                                2,100             42,504
National Dentex Corp. *                                         3,500             71,579
                                                                          --------------
                                                                                 497,948

HOTELS & RESTAURANTS - 2.09%
Benihana Inc. Class A *                                         4,400             58,080
Extended Stay America, Inc. * (a)                               5,300             71,497
Host Marriott Corp. *                                           6,700             61,305
LaSalle Hotel Properties *                                      4,100             60,598
                                                                          --------------
                                                                                 251,480

INDUSTRIAL MACHINERY - 6.41%
AGCO Corp. * (a)                                                5,600             95,648
Albany International Corp., Class A (a)                         3,900            106,860
Cognex Corp. *                                                  2,500             55,875
Cummins, Inc. * (a)                                             2,400             86,136
IDEX Corp. * (a)                                                3,000            108,720
Kaydon Corp. * (a)                                              5,200            108,160
Lindsay Manufacturing Company * (a)                             2,900             67,338
Manitowoc, Inc. *                                               1,800             40,140
Sauer-Danfoss, Inc. *                                           9,600            103,200
                                                                          --------------
                                                                                 772,077

INDUSTRIALS - 1.98%
Crane Company (a)                                               5,900            133,517
Harsco Corp.                                                    2,900            104,545
                                                                          --------------
                                                                                 238,062

INSURANCE - 2.10%
Midland Company *                                               2,100             46,641
Ohio Casualty Corp. * (a)                                       3,600             47,448
RLI Corp. *                                                     2,900             95,410
Scottish Annuity & Life Holdings, Ltd. * (a)                    3,100             62,651
                                                                          --------------
                                                                                 252,150

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES         VALUE
                                                               ------         -----
MANUFACTURING - 1.07%
Pentair, Inc. *                                                 3,300     $      128,898
                                                                          --------------

MEDICAL-HOSPITALS - 0.65%
Rehabcare Group, Inc. *                                         5,300             77,645
                                                                          --------------

METAL & METAL PRODUCTS - 0.79%
Mueller Industry, Inc. *                                        3,500             94,885
                                                                          --------------

OFFICE FURNISHINGS & SUPPLIES - 1.08%
United Stationers, Inc. *                                       3,600            130,212
                                                                          --------------

PAPER - 0.43%
Pope & Talbot, Inc. * (a)                                       4,700             51,935
                                                                          --------------

PETROLEUM SERVICES - 0.33%
Superior Energy Services, Inc. *                                4,200             39,816
                                                                          --------------

PHARMACEUTICALS - 0.46%
Bentley Pharmaceuticals, Inc.                                   4,200             55,230
                                                                          --------------

PHOTOGRAPHY - 0.68%
Concord Camera Corp. * (a)                                     11,500             81,535
                                                                          --------------

RAILROADS & EQUIPMENT - 0.42%
Wabtec Corp. *                                                  3,600             50,076
                                                                          --------------

REAL ESTATE - 3.22%
American Land Lease, Inc. *                                     3,000             50,400
Cousins Properties, Inc. *                                      1,800             50,220
Developers Diversified Realty Corp. *                           2,300             65,412
Duke Realty Corp. *                                             2,200             60,610
Liberty Property Trust, REIT *                                  1,800             62,280
Mission West Properties, Inc. *                                 3,800             43,206
Pan Pacific Retail Properties, Inc. * (a)                       1,400             55,090
                                                                          --------------
                                                                                 387,218

RETAIL TRADE - 4.77%
American Eagle Outfitters, Inc. *                               5,100             92,412
Dillard's, Inc., Class A *                                      7,300             98,331
J. Jill Group, Inc. *                                           3,500             58,940
Linens'n Things, Inc. *                                         2,900             68,469
School Specialty, Inc. * (a)                                    1,000             28,460
Syms Corp. *                                                    5,700             36,651
The Buckle, Inc. * (a)                                          2,900             55,767
The Neiman Marcus Group, Inc., Class A (a)                      3,700            135,420
                                                                              ----------
                                                                                 574,450

SEMICONDUCTORS - 1.04%
Genesis Microchip, Inc. * (a)                                   3,400             46,036
Lattice Semiconductor Corp. (a)                                 4,400             36,212
Richardson Electronics, Ltd. * (a)                              5,000             40,500
Varian Semiconductor Equipment Associates, Inc. *                 100              2,976
                                                                          --------------
                                                                                 125,724

SOFTWARE - 1.65%
ANSYS, Inc. * (a)                                               2,000             62,200
Catapult Communications Corp. * (a)                             3,400             36,108
Dendrite International, Inc. *                                    600              7,728
JDA Software Group, Inc. * (a)                                  3,000             33,570
Moldflow Corp. *                                                6,600             59,136
                                                                          --------------
                                                                                 198,742

STEEL - 0.58%
Gibraltar Steel Corp. * (a)                                     3,400             69,632
                                                                          --------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.29%
Citizens Communications Company * (a)                           2,700             34,803
                                                                          --------------

TIRES & RUBBER - 0.26%
Cooper Tire & Rubber Company *                                  1,800             31,662
                                                                          --------------

TRANSPORTATION - 0.52%
Kirby Corp. *                                                   2,200             62,040
                                                                          --------------

TRUCKING & FREIGHT - 1.61%
Arkansas Best Corp. (a)                                         2,400             57,096
Navistar International Corp. * (a)                              4,200            137,046
                                                                          --------------
                                                                                 194,142

TOTAL COMMON STOCK
(Cost: $7,353,394)                                                        $    7,871,685
                                                                          --------------

                                                         PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
SHORT TERM INVESTMENTS - 18.38%
Navigator Securities Lending Trust,
  1.14%                                                $    2,212,862     $    2,212,862
                                                                          --------------

REPURCHASE AGREEMENTS - 16.23%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  0.40%, to be repurchased at
  $1,954,022 on 07/01/2003,
  collateralized by $1,615,000 U.S.
  Treasury Bonds, 6.125% due
  08/15/2029 (valued at $1,998,357,
  including interest).                                      1,954,000     $    1,954,000
                                                                          --------------

TOTAL INVESTMENTS (SPECIAL VALUE TRUST)
(Cost: $11,520,256)                                                       $   12,038,547
                                                                          ==============

MID CAP VALUE TRUST

                                                              SHARES          VALUE
                                                              ------          -----
COMMON STOCK - 88.96%
ADVERTISING - 1.09%
The Interpublic Group of Companies, Inc. *                    297,300     $    3,977,874
                                                                          --------------

AGRICULTURE - 2.14%
Monsanto Company *                                            362,400          7,842,336
                                                                          --------------

APPAREL & TEXTILES - 1.31%
Tommy Hilfiger Corp. *                                        518,200          4,788,168
                                                                          --------------

AUTO PARTS - 4.03%
Dana Corp. *                                                  542,100          6,266,676
Genuine Parts Company * (a)                                   265,000          8,482,650
                                                                          --------------
                                                                              14,749,326

BUSINESS SERVICES - 0.07%
R.R. Donnelley & Sons Company *                                 9,400            245,716
                                                                          --------------

CHEMICALS - 5.04%
Crompton Corp. *                                              663,800          4,679,790
Eastman Chemical Company *                                    240,000          7,600,800
IMC Global, Inc. *                                            646,600          4,338,686
Solutia, Inc. *                                               830,600          1,810,708
                                                                          --------------
                                                                              18,429,984

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES          VALUE
                                                              ------          -----
COMPUTERS & BUSINESS EQUIPMENT - 1.40%
Sybase, Inc. *                                                367,900     $    5,117,489
                                                                          --------------

CONTAINERS & GLASS - 3.55%
Ball Corp.                                                    113,700          5,174,487
Pactiv Corp. *                                                396,000          7,805,160
                                                                          --------------
                                                                              12,979,647

CRUDE PETROLEUM & NATURAL GAS - 1.79%
EOG Resources, Inc. *                                         156,500          6,547,960
                                                                          --------------

DOMESTIC OIL - 2.03%
Kerr-McGee Corp. *                                            166,000          7,436,800
                                                                          --------------

ELECTRICAL EQUIPMENT - 2.13%
Hubbell, Inc., Class B *                                      234,900          7,775,190
                                                                          --------------

ELECTRIC UTILITIES - 5.12%
Ameren Corp. *                                                183,800          8,105,580
CMS Energy Corp. * (a)                                        605,100          4,901,310
Northeast Utilities *                                         341,100          5,710,014
                                                                          --------------
                                                                              18,716,904

FOOD & BEVERAGES - 2.80%
Archer-Daniels-Midland Company *                              535,300          6,889,311
Smithfield Foods, Inc. * (a)                                  146,000          3,346,320
                                                                          --------------
                                                                              10,235,631

FURNITURE & FIXTURES - 1.39%
Leggett & Platt, Inc. *                                       249,000          5,104,500
                                                                          --------------

GAS & PIPELINE UTILITIES - 1.08%
Southwest Gas Corp. *                                         186,000          3,939,480
                                                                          --------------

HEALTHCARE PRODUCTS - 3.92%
Bausch & Lomb, Inc.                                           201,800          7,567,500
Mylan Laboratories, Inc.                                      195,100          6,783,627
                                                                          --------------
                                                                              14,351,127

HEALTHCARE SERVICES - 4.18%
Caremark Rx, Inc. *                                           284,100          7,295,688
Health Net, Inc. *                                            242,200          7,980,490
                                                                          --------------
                                                                              15,276,178

HOTELS & RESTAURANTS - 4.36%
CBRL Group, Inc. *                                            145,200          5,642,472
Host Marriott Corp. *                                         522,496          4,780,838
Park Place Entertainment Corp. *                              607,700          5,523,993
                                                                          --------------
                                                                              15,947,303

HOUSEHOLD PRODUCTS - 1.91%
Newell Rubbermaid, Inc. *                                     249,700          6,991,600
                                                                          --------------

INDUSTRIAL MACHINERY - 2.74%
CNH Global NV *                                               195,562          1,865,662
Cummins, Inc. * (a)                                           107,200          3,847,408
W.W. Grainger, Inc. *                                          92,100          4,306,596
                                                                          --------------
                                                                              10,019,666

INSURANCE - 11.63%
Aetna, Inc. *                                                  77,600          4,671,520
Everest Re Group, Ltd. *                                      120,700          9,233,550
PartnerRe, Ltd. *                                             146,500          7,487,615
SAFECO Corp. *                                                221,100          7,800,408
St. Paul Companies, Inc. *                                     91,800          3,351,618
Transatlantic Holdings, Inc. * (a)                             20,700          1,431,405
XL Capital, Ltd., Class A *                                   103,300          8,573,900
                                                                          --------------
                                                                              42,550,016

MANUFACTURING - 2.24%
Snap-on, Inc. * (a)                                           282,300          8,195,169
                                                                          --------------

METAL & METAL PRODUCTS - 1.67%
Timken Company *                                              348,800          6,107,488
                                                                          --------------

MINING - 1.62%
Potash Corporation of Saskatchewan, Inc. *                     92,400          5,913,600
                                                                          --------------

OFFICE FURNISHINGS & SUPPLIES - 2.03%
Office Depot, Inc. *                                          511,100          7,416,061
                                                                          --------------

PAPER - 4.27%
Georgia-Pacific Corp. *                                       496,370          9,406,212
MeadWestvaco Corp. *                                          250,900          6,197,230
                                                                          --------------
                                                                              15,603,442

PETROLEUM SERVICES - 4.28%
Halliburton Company *                                         357,500          8,222,500
Pride International, Inc. *                                   395,000          7,433,900
                                                                          --------------
                                                                              15,656,400

REAL ESTATE - 1.61%
Health Care Property Investors, Inc., REIT *                   13,600            575,960
Healthcare Realty Trust *                                     182,200          5,311,130
                                                                          --------------
                                                                               5,887,090

RETAIL TRADE - 7.53%
Big Lots, Inc. *                                              498,360          7,495,334
Foot Locker, Inc. * (a)                                       642,000          8,506,500
J. C. Penney Company, Inc.                                    403,800          6,804,030
Payless ShoeSource, Inc. * (a)                                377,700          4,721,250
                                                                          --------------
                                                                              27,527,114

TOTAL COMMON STOCK
(Cost: $321,572,647)                                                      $  325,329,259
                                                                          --------------

                                                         PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
SHORT TERM INVESTMENTS - 5.08%
Navigator Securities Lending Trust,
  1.14%                                                $   18,579,369     $   18,579,369
                                                                          --------------

REPURCHASE AGREEMENTS - 5.96%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  0.40% to be repurchased at
  $21,780,242 on 07/01/2003,
  collateralized by $17,955,000 U.S.
  Treasury Bonds, 6.250% due
  08/15/2003 (valued at
  $22,217,032, including interest).                    $   21,780,000     $   21,780,000
                                                                          --------------

TOTAL INVESTMENTS (MID CAP VALUE TRUST)
(Cost: $361,932,016)                                                      $  365,688,628
                                                                          ==============

VALUE TRUST

                                                              SHARES          VALUE
                                                              ------          -----
COMMON STOCK - 99.23%
ADVERTISING - 2.20%
The Interpublic Group of Companies, Inc. *                    406,600     $    5,440,308
                                                                          --------------

AEROSPACE - 2.82%
Goodrich Corp. *                                              331,400          6,959,400
                                                                          --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES          VALUE
                                                              ------          -----
AGRICULTURE - 4.09%
Monsanto Company *                                            466,400     $   10,092,896
                                                                          --------------

BANKING - 3.36%
Sovereign Bancorp, Inc. *                                     529,800          8,291,370
                                                                          --------------

BUSINESS SERVICES - 13.31%
BearingPoint, Inc. *                                        1,000,650          9,656,272
Cadence Design Systems, Inc. *                                557,600          6,724,656
Equifax, Inc. *                                               254,300          6,611,800
Manpower, Inc. *                                              142,600          5,289,034
The BISYS Group, Inc. *                                       249,000          4,574,130
                                                                          --------------
                                                                              32,855,892

CHEMICALS - 2.24%
Hercules, Inc.                                                558,700          5,531,130
                                                                          --------------

CRUDE PETROLEUM & NATURAL GAS - 3.75%
Newfield Exploration Company                                  246,500          9,256,075
                                                                          --------------

ELECTRICAL EQUIPMENT - 3.12%
Hubbell, Inc., Class B *                                      232,800          7,705,680
                                                                          --------------

ELECTRIC UTILITIES - 6.61%
Entergy Corp. *                                               176,200          9,299,836
PPL Corp. *                                                   163,300          7,021,900
                                                                          --------------
                                                                              16,321,736

FINANCIAL SERVICES - 4.69%
A.G. Edwards, Inc. *                                          185,700          6,350,940
Compass Bancshares, Inc. *                                    149,800          5,232,514
                                                                          --------------
                                                                              11,583,454

FOOD & BEVERAGES - 1.72%
The Pepsi Bottling Group, Inc. *                              212,600          4,256,252
                                                                          --------------

HEALTHCARE PRODUCTS - 2.78%
Bausch & Lomb, Inc.                                           182,900          6,858,750
                                                                          --------------

HEALTHCARE SERVICES - 2.55%
IMS Health, Inc. *                                            349,800          6,292,902
                                                                          --------------

HOTELS & RESTAURANTS - 2.72%
Starwood Hotels & Resorts Worldwide, Inc. *                   234,800          6,712,932
                                                                          --------------

INSURANCE - 12.69%
ACE, Ltd. *                                                   279,000          9,566,910
Aon Corp. *                                                   354,000          8,524,320
Arthur J. Gallagher & Company *                                89,700          2,439,840
Chubb Corp. *                                                 118,300          7,098,000
Ohio Casualty Corp. *                                         280,300          3,694,354
                                                                          --------------
                                                                              31,323,424

NEWSPAPERS - 0.94%
Dow Jones & Company, Inc. *                                    54,200          2,332,226
                                                                          --------------

PAPER - 2.39%
Temple-Inland, Inc. *                                         137,400          5,895,834
                                                                          --------------

PETROLEUM SERVICES - 4.56%
GlobalSantaFe Corp. *                                         229,600          5,358,864
Transocean, Inc. *                                            268,500          5,898,945
                                                                          --------------
                                                                              11,257,809

PHARMACEUTICALS - 7.53%
Ivax Corp. *                                                  511,100          9,123,135
Watson Pharmaceuticals, Inc. *                                234,200          9,454,654
                                                                          --------------
                                                                              18,577,789

PUBLISHING - 4.56%
Reuters Group PLC *                                           359,400          6,318,252
Scholastic Corp. *                                            166,000          4,943,480
                                                                          --------------
                                                                              11,261,732

RETAIL TRADE - 4.32%
Borders Group, Inc. *                                         145,350          2,559,614
Zale Corp. *                                                  202,900          8,116,000
                                                                          --------------
                                                                              10,675,614

SEMICONDUCTORS - 3.42%
Advanced Micro Devices, Inc.                                1,315,300          8,431,073
                                                                          --------------

TRAVEL SERVICES - 2.86%
Sabre Holdings Corp. *                                        286,400          7,059,760
                                                                          --------------

TOTAL COMMON STOCK
(Cost: $222,188,382)                                                      $  244,974,038
                                                                          --------------

                                                         PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
SHORT TERM INVESTMENTS - 0.77%
Federal Home Loan Bank Discount
  Note, 0.95% due 07/01/2003                           $    1,894,000     $    1,894,000
                                                                          --------------

TOTAL INVESTMENTS (VALUE TRUST) (Cost:
$224,082,382)                                                             $  246,868,038
                                                                          ==============

ALL CAP VALUE TRUST

                                                               SHARES         VALUE
                                                               ------         -----
COMMON STOCK - 90.03%

ADVERTISING - 0.50%
The Interpublic Group of Companies, Inc. *                     73,000     $      976,740
                                                                          --------------

AGRICULTURE - 0.71%
Delta & Pine Land Company * (a)                                40,400            887,992
Monsanto Company *                                             23,600            510,704
                                                                          --------------
                                                                               1,398,696

AIR TRAVEL - 0.77%
Alaska Air Group, Inc. (a)                                     19,500            418,275
Southwest Airlines Company *                                   63,500          1,092,200
                                                                          --------------
                                                                               1,510,475

ALUMINUM - 1.56%
Alcoa, Inc. *                                                 120,700          3,077,850
                                                                          --------------

APPAREL & TEXTILES - 1.15%
NIKE, Inc., Class B                                            42,300          2,262,627
                                                                          --------------

AUTO PARTS - 3.04%
American Axle & Manufacturing Holdings, Inc. *                 18,500            442,150
BorgWarner, Inc. *                                              7,400            476,560
Eaton Corp. *                                                  34,500          2,712,045
Genuine Parts Company *                                        52,300          1,674,123
Superior Industries International, Inc. *                      16,200            675,540
                                                                          --------------
                                                                               5,980,418

BANKING - 7.29%
Bank of America Corp.                                          23,300          1,841,399
Bank One Corp. *                                               45,600          1,695,408
Cullen Frost Bankers, Inc. *                                   65,500          2,102,550
Doral Financial Corp. *                                        50,000          2,232,500
FleetBoston Financial Corp. *                                  16,800            499,128

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES         VALUE
                                                               ------         -----
BANKING - CONTINUED
Wachovia Corp. *                                               69,400     $    2,773,224
Webster Financial Corp. *                                       2,700            102,060
Wells Fargo & Company *                                        61,500          3,099,600
                                                                          --------------
                                                                              14,345,869

BROADCASTING - 2.29%
Clear Channel Communications, Inc. *                           43,400          1,839,726
Viacom, Inc., Class B *                                        61,100          2,667,626
                                                                          --------------
                                                                               4,507,352

BUSINESS SERVICES - 1.02%
AMR Corp. * (a)                                                35,900            394,900
EMC Corp. *                                                    78,000            816,660
Reynolds & Reynolds Company, Class A *                         28,100            802,536
                                                                          --------------
                                                                               2,014,096

CABLE AND TELEVISION - 1.45%
Comcast Corp.-Special Class A *                                98,900          2,851,287
                                                                          --------------

CHEMICALS - 3.24%
E.I. Du Pont De Nemours & Company *                            70,100          2,918,964
Eastman Chemical Company *                                     12,300            389,541
Praxair, Inc. *                                                35,000          2,103,500
Rohm & Haas Company *                                          31,300            971,239
                                                                          --------------
                                                                               6,383,244

COMPUTERS & BUSINESS EQUIPMENT - 2.21%
Apple Computer, Inc.                                          181,600          3,472,192
Xerox Corp. *                                                  82,200            870,498
                                                                          --------------
                                                                               4,342,690

CONTAINERS & GLASS - 0.47%
Pactiv Corp. *                                                 46,900            924,399
                                                                          --------------

COSMETICS & TOILETRIES - 0.91%
The Gillette Company *                                         56,000          1,784,160
                                                                          --------------

CRUDE PETROLEUM & NATURAL GAS - 0.47%
Helmerich & Payne, Inc. *                                      31,400            916,880
                                                                          --------------

DOMESTIC OIL - 0.33%
Westport Resources Corp. * (a)                                 28,700            652,925
                                                                          --------------

DRUGS & HEALTH CARE - 0.86%
Novartis AG, ADR *                                             42,400          1,687,944
                                                                          --------------

ELECTRICAL EQUIPMENT - 2.48%
C-COR.net Corp. *                                              63,100            309,190
Emerson Electric Company                                       26,500          1,354,150
Hubbell, Inc., Class B *                                       50,600          1,674,860
Symbol Technologies, Inc. *                                   117,700          1,531,277
                                                                          --------------
                                                                               4,869,477

ELECTRIC UTILITIES - 1.10%
Ameren Corp. *                                                 28,900          1,274,490
CMS Energy Corp. * (a)                                        111,000            899,100
                                                                          --------------
                                                                               2,173,590

ELECTRONICS - 1.64%
Electronics For Imaging, Inc. *                                19,800            401,742
Rogers Corp. *                                                 10,100            336,330
Vishay Intertechnology, Inc. *                                 56,600            747,120
Zebra Technologies Corp., Class A * (a)                        23,200          1,744,408
                                                                          --------------
                                                                               3,229,600

ENERGY - 0.56%
Progress Energy, Inc. *                                        25,000          1,097,500
                                                                          --------------

FINANCIAL SERVICES - 6.65%
Affiliated Managers Group, Inc. * (a),                         11,800            719,210
Citigroup, Inc. *                                             110,600          4,733,680
MBNA Corp. *                                                   40,000            833,600
Mellon Financial Corp. *                                      140,000          3,885,000
Merrill Lynch & Company, Inc. *                                62,400          2,912,832
                                                                          --------------
                                                                              13,084,322

FOOD & BEVERAGES - 2.60%
Archer-Daniels-Midland Company *                               71,500            920,205
PepsiCo, Inc. *                                                40,000          1,780,000
Smithfield Foods, Inc. *                                      105,600          2,420,352
                                                                          --------------
                                                                               5,120,557

GAS & PIPELINE UTILITIES - 0.63%
Philadelphia Suburban Corp. *                                  50,600          1,233,628
                                                                          --------------

HEALTHCARE PRODUCTS - 1.34%
Bausch & Lomb, Inc.                                            29,400          1,102,500
Boston Scientific Corp. *                                      12,000            733,200
ICU Medical, Inc. * (a)                                        12,400            386,260
Mylan Laboratories, Inc.                                       11,800            410,286
                                                                          --------------
                                                                               2,632,246

HEALTHCARE SERVICES - 0.85%
Manor Care, Inc. *                                             42,800          1,070,428
Sierra Health Services, Inc. * (a)                             30,000            600,000
                                                                          --------------
                                                                               1,670,428

HOTELS & RESTAURANTS - 1.05%
CBRL Group, Inc. *                                             30,000          1,165,800
Host Marriott Corp. *                                          98,000            896,700
                                                                          --------------
                                                                               2,062,500

HOUSEHOLD PRODUCTS - 0.47%
Newell Rubbermaid, Inc. *                                      33,000            924,000
                                                                          --------------

INDUSTRIAL MACHINERY - 4.16%
Briggs & Stratton Corp. *                                      20,000          1,010,000
Cummins, Inc. * (a)                                            27,300            979,797
Deere & Company                                                54,000          2,467,800
Dionex Corp. * (a)                                             16,200            643,950
Grant Prideco, Inc. *                                          36,900            433,575
IDEX Corp. * (a)                                               20,300            735,672
W.W. Grainger, Inc. *                                          41,000          1,917,160
                                                                          --------------
                                                                               8,187,954

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES          VALUE
                                                              ------          -----
INSURANCE - 4.93%
American International Group, Inc. *                           36,000     $    1,986,480
Markel Corp. (a)                                               11,500          2,944,000
Odyssey Re Holdings Corp. * (a)                                67,200          1,417,920
SAFECO Corp. *                                                 34,000          1,199,520
XL Capital, Ltd., Class A *                                    25,900          2,149,700
                                                                          --------------
                                                                               9,697,620

LEISURE TIME - 2.75%
Carnival Corp. *                                               25,000            812,750
The Walt Disney Company *                                     233,100          4,603,725
                                                                          --------------
                                                                               5,416,475

MANUFACTURING - 2.33%
3M Company *                                                    9,700          1,251,106
Illinois Tool Works, Inc. *                                    21,300          1,402,605
Tyco International, Ltd. *                                    101,400          1,924,572
                                                                          --------------
                                                                               4,578,283

METAL & METAL PRODUCTS - 1.28%
Quanex Corp. *                                                 36,000          1,069,920
Timken Company *                                               82,800          1,449,828
                                                                          --------------
                                                                               2,519,748

MINING - 2.05%
Newmont Mining Corp. *                                         80,800          2,622,768
Potash Corporation of Saskatchewan, Inc. *                     22,100          1,414,400
                                                                          --------------
                                                                               4,037,168

NEWSPAPERS - 0.34%
Journal Register Company *                                     37,200            672,948
                                                                          --------------

PAPER - 2.94%
Georgia-Pacific Corp. *                                       104,000          1,970,800
International Paper Company *                                  56,400          2,015,172
MeadWestvaco Corp. *                                           73,000          1,803,100
                                                                          --------------
                                                                               5,789,072

PETROLEUM SERVICES - 5.79%
Baker Hughes, Inc. *                                           13,000            436,410
ChevronTexaco Corp. *                                           9,562            690,376
Exxon Mobil Corp. *                                           203,000          7,289,730
Grey Wolf, Inc. * (a)                                         250,000          1,010,000
Halliburton Company *                                          28,000            644,000
Pride International, Inc. *                                    70,000          1,317,400
                                                                          --------------
                                                                              11,387,916

PHARMACEUTICALS - 3.26%
Merck & Company, Inc. *                                        28,300          1,713,565
Schering-Plough Corp. *                                       156,400          2,909,040
Wyeth *                                                        39,300          1,790,115
                                                                          --------------
                                                                               6,412,720

PUBLISHING - 1.11%
Gannett Company, Inc. *                                         6,300            483,903
Tribune Company *                                              35,000          1,690,500
                                                                          --------------
                                                                               2,174,403

RAILROADS & EQUIPMENT - 2.02%
CSX Corp. *                                                    67,800          2,040,102
Union Pacific Corp. *                                          33,200          1,926,264
                                                                          --------------
                                                                               3,966,366

RETAIL TRADE - 4.87%
Abercrombie & Fitch Company, Class A                            1,500             42,615
Barnes & Noble, Inc. * (a)                                     36,100            832,105
Foot Locker, Inc. *                                             5,500             72,875
Genesco, Inc. * (a)                                            33,100            585,870
Limited Brands, Inc.                                          183,400          2,842,700
Pier 1 Imports, Inc. *                                         53,200          1,085,280
Target Corp. *                                                101,700          3,848,328
The Yankee Candle, Inc. *                                      12,000            278,640
                                                                          --------------
                                                                               9,588,413

SEMICONDUCTORS - 0.38%
Teradyne, Inc. *                                               43,200            747,792
                                                                          --------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.01%
Arris Group, Inc. * (a)                                        50,000            248,000
Motorola, Inc. *                                              209,100          1,971,813
SBC Communications, Inc. *                                     67,600          1,727,180
                                                                          --------------
                                                                               3,946,993

TELEPHONE - 1.57%
Verizon Communications, Inc. *                                 78,200          3,084,990
                                                                          --------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.60%
Hasbro, Inc. *                                                 67,000          1,171,830
                                                                          --------------

TOTAL COMMON STOCK
(Cost: $169,927,898)                                                      $  177,096,191
                                                                          --------------

                                                          PRINCIPAL
                                                           AMOUNT             VALUE
                                                           ------             -----
SHORT TERM INVESTMENTS - 5.64%
Navigator Securities Lending Trust, 1.14%              $   11,103,040     $   11,103,040
                                                                          --------------

REPURCHASE AGREEMENTS - 4.33%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  0.40% to be repurchased at
  $8,517,094 on 07/01/2003,
  collateralized by $7,025,000 U.S.
  Treasury Bonds, 6.125% due
  08/29/2003 (valued at $8,692,545,
  including interest).                                      8,517,000     $    8,517,000
                                                                          --------------

TOTAL INVESTMENTS (ALL CAP VALUE TRUST)
(Cost: $189,547,938)                                                      $  196,716,231
                                                                          ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

EQUITY INDEX TRUST

                                                               SHARES         VALUE
                                                               ------         -----
COMMON STOCK - 98.87%
ADVERTISING - 0.23%
Monster Worldwide, Inc. *                                         956     $       18,862
Omnicom Group, Inc. *                                           1,575            112,927
The Interpublic Group of Companies, Inc. *                      3,212             42,977
                                                                          --------------
                                                                                 174,766
AEROSPACE - 1.78%
General Dynamics Corp. *                                        1,649            119,552
Goodrich Corp. *                                                1,003             21,063
Honeywell International, Inc.                                   7,148            191,924
Lockheed Martin Corp. *                                         3,756            178,673
Northrop Grumman Corp.                                          1,521            131,247
Raytheon Company *                                              3,462            113,692
Rockwell Collins, Inc. *                                        1,507             37,117
Textron, Inc. *                                                 1,089             42,493
The Boeing Company                                              7,012            240,652
United Technologies Corp. *                                     3,901            276,308
                                                                          --------------
                                                                               1,352,721
AGRICULTURE - 0.06%
Monsanto Company *                                              2,180             47,175
                                                                          --------------

AIR TRAVEL - 0.17%
Delta Air Lines, Inc. * (a)                                     1,061             15,576
Southwest Airlines Company *                                    6,462            111,146
                                                                          --------------
                                                                                 126,722
ALUMINUM - 0.24%
Alcoa, Inc. *                                                   7,060            180,030
                                                                          --------------

APPAREL & TEXTILES - 0.37%
Cintas Corp. *                                                  1,424             50,467
Jones Apparel Group, Inc. *                                     1,063             31,103
Liz Claiborne, Inc. *                                             875             30,844
NIKE, Inc., Class B                                             2,216            118,534
Reebok International, Ltd. *                                      485             16,310
V.F. Corp. *                                                      898             30,577
                                                                          --------------
                                                                                 277,835
AUTO PARTS - 0.28%
AutoZone, Inc. *                                                  753             57,205
Dana Corp. *                                                    1,154             13,340
Delphi Corp.                                                    4,673             40,328
Eaton Corp. *                                                     620             48,738
Genuine Parts Company *                                         1,462             46,799
Visteon Corp. *                                                 1,141              7,839
                                                                          --------------
                                                                                 214,249
AUTO SERVICES - 0.05%
AutoNation, Inc. *                                              2,276             35,779
                                                                          --------------
AUTOMOBILES - 0.53%
Ford Motor Company *                                           15,348            168,675
General Motors Corp. *                                          4,687            168,732
PACCAR, Inc. *                                                    970             65,397
                                                                          --------------
                                                                                 402,804
BANKING - 6.33%
AmSouth BanCorp *                                               2,880             62,899
Bank of America Corp.                                          12,507            988,428
Bank of New York, Inc. *                                        6,401            184,029
Bank One Corp. *                                                9,544            354,846
BB&T Corp.                                                      3,936            135,005
Comerica, Inc. *                                                1,461             67,936
Fifth Third Bancorp *                                           4,791            274,716
First Tennessee National Corp. *                                1,046             45,930
FleetBoston Financial Corp. *                                   8,773            260,646
Golden West Financial Corp. *                                   1,282            102,573
Huntington Bancshares, Inc. *                                   1,842             35,956
KeyCorp *                                                       3,550             89,708
Marshall & Ilsley Corp. *                                       1,911             58,438
National City Corp. *                                           5,111            167,181
North Fork BanCorp, Inc. *                                      1,281             43,631
Northern Trust Corp.                                            1,850             77,311
Southtrust Corp. *                                              2,823             76,786
SunTrust Banks, Inc. *                                          2,331            138,322
Union Planters Corp. *                                          1,661             51,541
US Bancorp *                                                   16,015            392,367
Wachovia Corp. *                                               11,233            448,871
Wells Fargo & Company *                                        13,986            704,894
Zions BanCorp *                                                   752             38,059
                                                                          --------------
                                                                               4,800,073
BIOTECHNOLOGY - 1.25%
Amgen, Inc. *                                                  10,512            704,094
Applera Corp.-Applied Biosystems Group                          1,715             32,636
Biogen, Inc.                                                    1,249             47,462
Chiron Corp. *                                                  1,578             68,990
Genzyme Corp. *                                                 1,797             75,115
Millipore Corp. *                                                 410             18,192
                                                                          --------------
                                                                                 946,489
BROADCASTING - 1.21%
Clear Channel Communications, Inc. *                            5,123            217,164
Univision Communications, Inc., Class A * (a)                   1,920             58,368
Viacom, Inc., Class B *                                        14,656            639,881
                                                                          --------------
                                                                                 915,413
BUILDING MATERIALS & CONSTRUCTION - 0.18%
American Standard Companies, Inc. *                               606             44,801
Masco Corp. *                                                   3,988             95,114
                                                                          --------------
                                                                                 139,915
BUSINESS SERVICES - 1.95%
Automatic Data Processing, Inc. *                               5,010            169,639
Cendant Corp. *                                                 8,445            154,712
Computer Sciences Corp. *                                       1,561             59,505
Concord EFS, Inc. *                                             4,064             59,822
Convergys Corp. *                                               1,242             19,872
Deluxe Corp. *                                                    437             19,578
Electronic Data Systems Corp. *                                 3,987             85,521
EMC Corp. *                                                    18,181            190,355
Equifax, Inc. *                                                 1,155             30,030
First Data Corp. *                                              6,236            258,420
Fiserv, Inc. *                                                  1,605             57,154
Fluor Corp. *                                                     678             22,808
Hudson Highland Group, Inc. *                                      71              1,350
NCR Corp. *                                                       755             19,343
Paychex, Inc. *                                                 3,149             92,297
PerkinElmer, Inc. *                                             1,031             14,238
Pitney Bowes, Inc. *                                            1,990             76,436
R.R. Donnelley & Sons Company *                                   957             25,016
Robert Half International, Inc. *                               1,470             27,842
SunGuard Data Systems, Inc. *                                   2,374             61,510
Unisys Corp. *                                                  2,768             33,991
                                                                          --------------
                                                                               1,479,439
CABLE AND TELEVISION - 1.54%
AOL Time Warner, Inc. *                                        37,535            603,938
Comcast Corp., Class A *                                       18,772            566,539
                                                                          --------------
                                                                               1,170,477
CELLULAR COMMUNICATIONS - 0.52%
AT&T Wireless Services, Inc. *                                 22,667            186,096
Nextel Communications, Inc., Class A *                          8,585            155,217
Sprint Corp. (PCS Group) * (a)                                  8,638             49,668
                                                                          --------------
                                                                                 390,981

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES         VALUE
                                                               ------         -----
CHEMICALS - 1.30%
Air Products & Chemicals, Inc. *,                               1,904     $       79,206
Ashland, Inc. *                                                   588             18,040
Dow Chemical Company *                                          7,622            235,977
E.I. Du Pont De Nemours & Company *                             8,334            347,028
Eastman Chemical Company *                                        665             21,061
Engelhard Corp. *                                               1,003             24,844
Great Lakes Chemical Corp. *                                      429              8,752
Hercules, Inc.                                                    895              8,860
PPG Industries, Inc. *                                          1,421             72,102
Praxair, Inc. *                                                 1,355             81,435
Rohm & Haas Company *                                           1,858             57,654
Sigma-Aldrich Corp. *                                             585             31,695
                                                                          --------------
                                                                                 986,654
COMPUTERS & BUSINESS EQUIPMENT - 4.97%
Apple Computer, Inc.                                            3,009             57,532
Cisco Systems, Inc. *                                          58,596            972,108
Dell Computer Corp. *                                          21,445            685,382
Gateway, Inc. * (a)                                             2,664              9,724
Hewlett-Packard Company *                                      25,514            543,448
International Business Machines Corp. *                        14,428          1,190,310
Lexmark International Group, Inc., Class A *                    1,057             74,804
Network Appliance, Inc. *                                       2,871             46,539
Sun Microsystems, Inc. *                                       27,074            124,540
Xerox Corp. *                                                   6,166             65,298
                                                                          --------------
                                                                               3,769,685
CONSTRUCTION MATERIALS - 0.08%
Sherwin-Williams Company *                                      1,243             33,412
Vulcan Materials Company * (a)                                    832             30,842
                                                                          --------------
                                                                                  64,254

CONSTRUCTION & MINING EQUIPMENT - 0.23%
Caterpillar, Inc. *                                             2,877            160,134
Rowan Companies, Inc. *                                           798             17,875
                                                                          --------------
                                                                                 178,009
CONTAINERS & GLASS - 0.13%
Ball Corp.                                                        464             21,117
Bemis Company, Inc. *                                             422             19,750
Pactiv Corp. *                                                  1,306             25,741
Sealed Air Corp. *                                                710             33,838
                                                                          --------------
                                                                                 100,446
COSMETICS & TOILETRIES - 2.49%
Alberto Culver Company, Class B *                                 498             25,448
Avon Products, Inc. *                                           1,966            122,285
Colgate-Palmolive Company *                                     4,496            260,543
International Flavors & Fragrances, Inc. *                        771             24,618
Kimberly-Clark Corp. *                                          4,244            221,282
The Gillette Company *                                          8,519            271,415
The Procter & Gamble Company *                                 10,813            964,304
                                                                          --------------
                                                                               1,889,895
CRUDE PETROLEUM & NATURAL GAS - 0.60%
Apache Corp.                                                    1,345             87,506
Burlington Resources, Inc. *                                    1,688             91,270
Devon Energy Corp. *                                            1,923            102,688
EOG Resources, Inc. *                                             963             40,292
Occidental Petroleum Corp. *                                    3,159            105,985
Sunoco, Inc. *                                                    626             23,625
                                                                          --------------
                                                                                 451,366
DOMESTIC OIL - 0.39%
Amerada Hess Corp. *                                              740             36,393
Anadarko Petroleum Corp. *                                      2,083             92,631
Kerr-McGee Corp. *                                                835             37,408
Marathon Oil Corp. *                                            2,616             68,932
Unocal Corp. *                                                  2,161             61,999
                                                                          --------------
                                                                                 297,363
DRUGS & HEALTH CARE - 0.36%
Cardinal Health, Inc. *                                         3,729            239,775
Humana, Inc.                                                    1,377             20,793
Quintiles Transnational Corp. *                                   972             13,792
                                                                          --------------
                                                                                 274,360
EDUCATIONAL SERVICES - 0.12%
Apollo Group, Inc., Class A *                                   1,462             90,293
                                                                          --------------
ELECTRICAL EQUIPMENT - 3.67%
American Power Conversion Corp. *                               1,669             26,020
Cooper Industries, Ltd., Class A *                                791             32,668
Emerson Electric Company                                        3,519            179,821
General Electric Company *                                     83,415          2,392,342
Johnson Controls, Inc.                                            748             64,029
Molex, Inc.                                                     1,591             42,941
Power-One, Inc. *                                                 718              5,134
Symbol Technologies, Inc. *                                     1,855             24,133
Tektronix, Inc. *                                                 746             16,114
                                                                          --------------
                                                                               2,783,202
ELECTRIC UTILITIES - 2.37%
Allegheny Energy, Inc. * (a)                                    1,124              9,498
Ameren Corp. *                                                  1,322             58,300
American Electric Power, Inc.                                   3,325             99,185
CenterPoint Energy, Inc. *                                      2,595             21,149
Cinergy Corp. *                                                 1,472             54,155
CMS Energy Corp. * (a)                                          1,306             10,579
Consolidated Edison, Inc. *                                     1,849             80,025
Constellation Energy Group, Inc. *                              1,371             47,025
Dominion Resources, Inc. *                                      2,604            167,359
DTE Energy Company *                                            1,400             54,096
Duke Energy Corp. *                                             7,570            151,021
Edison International *                                          2,670             43,868
Entergy Corp. *                                                 1,897            100,124
Exelon Corp. *                                                  2,699            161,427
FirstEnergy Corp. *                                             2,490             95,741
FPL Group, Inc.                                                 1,524            101,879
PG&E Corp. *                                                    3,382             71,529
Pinnacle West Capital Corp.                                       775             29,024
PPL Corp. *                                                     1,432             61,576
Public Service Enterprise Group, Inc. *                         1,913             80,824
TECO Energy, Inc. * (a)                                         1,508             18,081
The AES Corp. *                                                 5,108             32,436
The Southern Company *                                          5,963            185,807
TXU Corp. *                                                     2,692             60,435
                                                                          --------------
                                                                               1,795,143
ELECTRONICS - 0.23%
Agilent Technologies, Inc. *                                    3,911             76,460
Jabil Circuit, Inc. *                                           1,674             36,996
Sanmina-SCI Corp. *                                             4,151             26,193
Solectron Corp. *                                               7,072             26,449
Thomas & Betts Corp. *                                            489              7,066
                                                                          --------------
                                                                                 173,164
ENERGY - 0.29%
Calpine Corp. * (a)                                             3,137             20,704
Mirant Corp. (a)                                                3,124              9,060
Progress Energy, Inc. *                                         2,032             89,205
Sempra Energy *                                                 1,714             48,900
Xcel Energy, Inc. *                                             3,322             49,963
                                                                          --------------
                                                                                 217,832
FINANCIAL SERVICES - 9.03%
American Express Company *,                                    10,821            452,426
Bear Stearns Companies, Inc. *                                    830             60,109
Capital One Financial Corp. *                                   1,900             93,442

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES         VALUE
                                                               ------         -----
FINANCIAL SERVICES - CONTINUED
Charles Schwab Corp. *                                         11,244     $      113,452
Charter One Financial, Inc. *                                   1,893             59,024
Citigroup, Inc. *                                              42,985          1,839,758
Countrywide Financial Corp. *                                   1,096             76,249
Federal Home Loan Mortgage Corp.                                5,739            291,369
Federal National Mortgage Association                           8,178            551,524
Federated Investors, Inc., Class B *                              929             25,473
Franklin Resources, Inc. *                                      2,134             83,375
H & R Block, Inc. *                                             1,480             64,010
J.P. Morgan Chase & Company *                                  16,957            579,590
Janus Capital Group, Inc. *                                     2,046             33,554
Lehman Brothers Holdings, Inc.                                  2,027            134,755
MBIA, Inc. *                                                    1,215             59,231
MBNA Corp. *                                                   10,679            222,550
Mellon Financial Corp. *                                        3,602             99,955
Merrill Lynch & Company, Inc. *                                 7,763            362,377
Moody's Corp. *                                                 1,225             64,570
Morgan Stanley *                                                9,073            387,871
PNC Financial Services Group *                                  2,370            115,680
Providian Financial Corp. *                                     2,366             21,909
Regions Financial Corp. *                                       1,851             62,527
SLM Corp. *                                                     3,780            148,063
State Street Corp. * (b)                                        2,774            109,296
Synovus Financial Corp. * (a)                                   2,484             53,406
T. Rowe Price Group, Inc. *                                       986             37,222
The Goldman Sachs Group, Inc. *                                 3,919            328,216
Washington Mutual, Inc. *                                       7,761            320,529
                                                                          --------------
                                                                               6,851,512

FOOD & BEVERAGES - 4.08%
Anheuser-Busch Companies, Inc.                                  6,968            355,716
Archer-Daniels-Midland Company *                                5,405             69,562
Campbell Soup Company *                                         3,426             83,937
Coca-Cola Enterprises, Inc. *                                   3,761             68,262
ConAgra Foods, Inc. *                                           4,485            105,846
Del Monte Foods Company *                                          16                142
General Mills, Inc. *                                           3,074            145,738
H.J. Heinz Company *                                            2,935             96,796
Hershey Foods Corp. *                                           1,103             76,835
Kellogg Company                                                 3,412            117,271
McCormick & Company, Inc. *                                     1,181             32,123
PepsiCo, Inc. *                                                14,340            638,130
Sara Lee Corp. *                                                6,515            122,547
Starbucks Corp. *                                               3,250             79,690
The Coca-Cola Company *                                        20,556            954,004
The Pepsi Bottling Group, Inc. *                                2,233             44,705
William Wrigley Jr. Company *                                   1,882            105,825
                                                                          --------------
                                                                               3,097,129

FOREST PRODUCTS - 0.13%
Weyerhaeuser Company *                                          1,833             98,982
                                                                          --------------

FURNITURE & FIXTURES - 0.04%
Leggett & Platt, Inc. *                                         1,610             33,005
                                                                          --------------

GAS & PIPELINE UTILITIES - 0.34%
Dynegy, Inc., Class A *                                         3,161             13,276
El Paso Corp. * (a)                                             4,956             40,044
KeySpan Corp. *                                                 1,330             47,149
Kinder Morgan, Inc. *                                           1,021             55,798
Nicor, Inc. (a)                                                   342             12,692
NiSource, Inc. *                                                2,196             41,724
Peoples Energy Corp. *                                            300             12,867
Williams Companies, Inc. *                                      4,209             33,251
                                                                          --------------
                                                                                 256,801

HEALTHCARE PRODUCTS - 3.65%
Bausch & Lomb, Inc.                                               464             17,400
Baxter International, Inc. (a)                                  4,960            128,960
Becton Dickinson & Company *                                    2,113             82,090
Biomet, Inc. *                                                  2,179             62,450
Boston Scientific Corp. *                                       3,412            208,473
C.R. Bard, Inc.                                                   437             31,162
Guidant Corp. *                                                 2,559            113,594
Johnson & Johnson *                                            24,777          1,280,971
MedImmune, Inc.                                                 2,104             76,523
Medtronic, Inc. *                                              10,200            489,294
St. Jude Medical, Inc. *                                        1,486             85,445
Stryker Corp. *                                                 1,657            114,946
Zimmer Holdings, Inc. *                                         1,634             73,612
                                                                          --------------
                                                                               2,764,920

HEALTHCARE SERVICES - 0.91%
HCA - The Healthcare Company *                                  4,292            137,516
HEALTHSOUTH Corp. * (a)                                         3,413              1,758
IMS Health, Inc. *                                              2,032             36,556
Manor Care, Inc. *                                                756             18,907
McKesson Corp. *                                                2,435             87,027
Quest Diagnostics, Inc. *                                         879             56,080
UnitedHealth Group, Inc. *                                      4,945            248,486
Wellpoint Health Networks, Inc., Class A *                      1,214            102,340
                                                                          --------------
                                                                                 688,670

HOMEBUILDERS - 0.13%
Centex Corp. *                                                    527             40,995
KB HOME *                                                         392             24,296
Pulte Homes, Inc. *                                               500             30,830
                                                                          --------------
                                                                                  96,121

HOTELS & RESTAURANTS - 0.74%
Darden Restaurants, Inc. *                                      1,406             26,686
Harrah's Entertainment, Inc. *                                    920             37,021
Hilton Hotels Corp. *                                           3,125             39,969
Marriott International, Inc., Class A *                         1,947             74,804
McDonalds Corp. *                                              10,606            233,968
Starwood Hotels & Resorts Worldwide, Inc. *                     1,666             47,631
Wendy's International, Inc. *                                     953             27,608
Yum! Brands, Inc. *                                             2,473             73,102
                                                                          --------------
                                                                                 560,789

HOUSEHOLD APPLIANCES - 0.13%
Black & Decker Corp. *                                            654             28,416
Maytag Corp. *                                                    675             16,484
The Stanley Works *                                               761             21,004
Whirlpool Corp. *                                                 563             35,863
                                                                          --------------
                                                                                 101,767

HOUSEHOLD PRODUCTS - 0.28%
Fortune Brands, Inc. *                                          1,200             62,640
Newell Rubbermaid, Inc. *                                       2,316             64,848
The Clorox Company *                                            1,784             76,088
Tupperware Corp. *                                                526              7,553
                                                                          --------------
                                                                                 211,129

INDUSTRIAL MACHINERY - 0.53%
Cummins, Inc. * (a)                                               339             12,167
Deere & Company                                                 1,997             91,263
Dover Corp. *                                                   1,698             50,889
Ingersoll-Rand Company, Inc., Class A *                         1,416             67,005
ITT Industries, Inc. *                                            769             50,339
Pall Corp. *                                                      992             22,320
Parker-Hannifin Corp. *                                           987             41,444
Thermo Electron Corp. *                                         1,399             29,407
W.W. Grainger, Inc. *                                             761             35,584
                                                                          --------------
                                                                                 400,418

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES         VALUE
                                                               ------         -----
INDUSTRIALS - 0.10%
Crane Company                                                     507     $       11,473
Rockwell Automation, Inc *                                      1,536             36,618
Waters Corp. *                                                  1,034             30,121
                                                                          --------------
                                                                                  78,212

INSURANCE - 4.88%
ACE, Ltd. *                                                     2,200             75,438
Aetna, Inc. *                                                   1,256             75,611
AFLAC, Inc. *                                                   4,316            132,717
Ambac Financial Group, Inc. *                                     887             58,764
American International Group, Inc. *                           21,767          1,201,103
Anthem, Inc. *                                                  1,154             89,031
Aon Corp. *                                                     2,590             62,367
Chubb Corp. *                                                   1,547             92,820
CIGNA Corp. *                                                   1,165             54,685
Cincinnati Financial Corp. *                                    1,353             50,183
Hartford Financial Services Group, Inc. *                       2,321            116,886
Jefferson-Pilot Corp. *                                         1,201             49,794
John Hancock Financial Services, Inc. *                         2,406             73,936
Lincoln National Corp. *                                        1,480             52,732
Loews Corp.                                                     1,551             73,347
Marsh & McLennan Companies, Inc. *                              4,490            229,304
MetLife, Inc. *                                                 6,378            180,625
MGIC Investment Corp. *                                           835             38,944
Principal Financial Group, Inc. *                               2,747             88,591
Progressive Corp. *                                             1,822            133,188
Prudential Financial, Inc. *                                    4,583            154,218
SAFECO Corp. *                                                  1,151             40,607
St. Paul Companies, Inc. *                                      1,894             69,150
The Allstate Corp.                                              5,870            209,266
Torchmark, Inc. *                                                 981             36,542
Travelers Property Casualty Corp., Class A *                        8                127
Travelers Property Casualty Corp., Class B *                    8,386            132,247
UNUMProvident Corp. *                                           2,421             32,466
XL Capital, Ltd., Class A *                                     1,136             94,288
                                                                          --------------
                                                                               3,698,977

INTERNET CONTENT - 0.22%
Yahoo!, Inc. *                                                  5,042            165,176
                                                                          --------------

INTERNET RETAIL - 0.36%
eBay, Inc. *                                                    2,653            276,390
                                                                          --------------

INTERNET SOFTWARE - 0.07%
Symantec Corp. *                                                1,240             54,386
                                                                          --------------

LEISURE TIME - 0.79%
Brunswick Corp. *                                                 712             17,814
Carnival Corp. *                                                5,248            170,613
International Game Technology *                                   709             72,552
The Walt Disney Company *                                      17,068            337,093
                                                                          --------------
                                                                                 598,072

LIQUOR - 0.07%
Adolph Coors Company, Class B * (a)                               317             15,527
Brown Forman Corp., Class B *                                     502             39,467
                                                                          --------------
                                                                                  54,994

MANUFACTURING - 1.33%
3M Company *                                                    3,261            420,604
Danaher Corp. *                                                 1,279             87,036
Illinois Tool Works, Inc. *                                     2,562            168,708
Snap-on, Inc. *                                                   508             14,747
Tyco International, Ltd. *                                     16,674            316,472
                                                                          --------------
                                                                               1,007,567

MEDICAL-HOSPITALS - 0.11%
Health Management Associates, Inc., Class A *                   1,979             36,513
Tenet Healthcare Corp. *                                        3,823             44,538
                                                                          --------------
                                                                                  81,051

MINING - 0.22%
Freeport-McMoRan Copper & Gold,
  Inc., Class B * (a)                                           1,246             30,527
Newmont Mining Corp. *                                          3,322            107,832
Phelps Dodge Corp. *                                              742             28,448
                                                                          --------------
                                                                                 166,807

NEWSPAPERS - 0.10%
Dow Jones & Company, Inc. *                                       675             29,045
Knight-Ridder, Inc. *                                             669             46,114
                                                                          --------------
                                                                                  75,159

OFFICE FURNISHINGS & SUPPLIES - 0.21%
Avery Dennison Corp. *                                            923             46,335
Office Depot, Inc. *                                            2,557             37,102
Staples, Inc. *                                                 4,080             74,868
                                                                          --------------
                                                                                 158,305

PAPER - 0.40%
Boise Cascade Corp.                                               503             12,022
Georgia-Pacific Corp. *                                         2,077             39,359
International Paper Company *                                   4,011            143,313
Louisiana-Pacific Corp.                                           856              9,228
MeadWestvaco Corp. *                                            1,678             41,446
Plum Creek Timber Company, Inc. *                               1,540             39,963
Temple-Inland, Inc. *                                             434             18,623
                                                                          --------------
                                                                                 303,954

PETROLEUM SERVICES - 4.70%
Baker Hughes, Inc. *                                            2,800             93,996
BJ Services Company                                             1,311             48,979
ChevronTexaco Corp. *                                           8,926            644,457
ConocoPhillips *                                                5,658            310,059
Exxon Mobil Corp. *                                            55,742          2,001,695
Halliburton Company *                                           3,649             83,927
McDermott International, Inc.                                     579              3,665
Nabors Industries, Ltd. *                                       1,211             47,895
Noble Corp. *                                                   1,117             38,313
Schlumberger, Ltd. *                                            4,886            232,427
Transocean, Inc. *                                              2,668             58,616
                                                                          --------------
                                                                               3,564,029

PHARMACEUTICALS - 8.11%
Abbott Laboratories,                                           13,008            569,230
Allergan, Inc.                                                  1,083             83,499
AmerisourceBergen Corp. *                                         919             63,733
Bristol-Myers Squibb Company *                                 16,189            439,531
Eli Lilly & Company *                                           9,388            647,490
Forest Laboratories, Inc. *                                     3,026            165,674
King Pharmaceuticals, Inc. *                                    1,982             29,254
Merck & Company, Inc. *                                        18,712          1,133,012
Pfizer, Inc. *                                                 65,892          2,250,212
Schering-Plough Corp. *                                        12,259            228,017
Watson Pharmaceuticals, Inc. *                                    913             36,858
Wyeth *                                                        11,079            504,649
                                                                          --------------
                                                                               6,151,159

PHOTOGRAPHY - 0.09%
Eastman Kodak Company *                                         2,360             64,546
                                                                          --------------

PUBLISHING - 0.64%
American Greetings Corp., Class A * (a)                           580             11,391
Gannett Company, Inc. *                                         2,238            171,901
McGraw-Hill Companies, Inc. *                                   1,589             98,518

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES         VALUE
                                                               ------         -----
PUBLISHING - CONTINUED
Meredith Corp. *                                                  426     $       18,744
The New York Times Company, Class A                             1,273             57,921
Tribune Company *                                               2,603            125,725
                                                                          --------------
                                                                                 484,200

RAILROADS & EQUIPMENT - 0.43%
Burlington Northern Santa Fe Corp. *                            3,153             89,671
CSX Corp. *                                                     1,780             53,560
Norfolk Southern Corp. *                                        3,248             62,362
Union Pacific Corp. *                                           2,114            122,654
                                                                          --------------
                                                                                 328,247

REAL ESTATE - 0.31%
Apartment Investment & Management
  Company, Class A, REIT *                                        783             27,092
Equity Office Properties Trust, REIT *                          3,356             90,646
Equity Residential, REIT *                                      2,275             59,036
Simon Property Group, Inc., REIT *                              1,534             59,872
                                                                          --------------
                                                                                 236,646

RETAIL GROCERY - 0.58%
Albertsons, Inc. *                                              3,056             58,675
Safeway, Inc. *                                                 3,689             75,477
SUPERVALU, Inc. *                                               1,056             22,514
Sysco Corp. *                                                   5,412            162,577
The Kroger Company *                                            6,234            103,983
Winn-Dixie Stores, Inc. *                                       1,214             14,944
                                                                          --------------
                                                                                 438,170

RETAIL TRADE - 6.30%
Bed Bath & Beyond, Inc.                                         2,447             94,968
Best Buy Company, Inc. *                                        2,690            118,145
Big Lots, Inc. *                                                  924             13,897
Circuit City Stores-Circuit City Group *                        1,755             15,444
Costco Wholesale Corp. *                                        3,814            139,592
CVS Corp. *                                                     3,284             92,050
Dillard's, Inc., Class A *                                        751             10,116
Dollar General Corp. *                                          2,741             50,051
Family Dollar Stores, Inc. *                                    1,447             55,203
Federated Department Stores, Inc. *                             1,584             58,370
Home Depot, Inc. *                                             19,182            635,308
J. C. Penney Company, Inc.                                      2,240             37,744
Kohl's Corp. *                                                  2,820            144,892
Limited Brands, Inc.                                            4,372             67,766
Lowe's Companies, Inc. *                                        6,523            280,163
May Department Stores Company *                                 2,415             53,758
Nordstrom, Inc. (a)                                             1,151             22,468
RadioShack Corp. *                                              1,440             37,886
Sears, Roebuck & Company *                                      2,565             86,287
Target Corp. *                                                  7,595            287,395
The Gap, Inc. *                                                 7,391            138,655
The TJX Companies, Inc. *                                       4,279             80,616
Tiffany & Company *                                             1,191             38,922
Wal-Mart Stores, Inc. *                                        36,549          1,961,585
Walgreen Company *                                              8,565            257,806
                                                                          --------------
                                                                               4,779,087

SANITARY SERVICES - 0.25%
Allied Waste Industries, Inc. *                                 1,692             17,004
Ecolab, Inc. *                                                  2,178             55,757
Waste Management, Inc. *                                        4,975            119,848
                                                                          --------------
                                                                                 192,609

SEMICONDUCTORS - 3.23%
Advanced Micro Devices, Inc. (a)                                2,787             17,865
Altera Corp. *                                                  3,186             52,250
Analog Devices, Inc. *                                          3,065            106,723
Applied Materials, Inc.                                        13,791            218,725
Applied Micro Circuits Corp. *                                  2,491             15,070
Broadcom Corp., Class A *                                       2,364             58,887
Intel Corp. *                                                  54,547          1,133,705
KLA-Tencor Corp. *                                              1,584             73,640
Linear Technology Corp. *                                       2,618             84,326
LSI Logic Corp. *                                               3,157             22,352
Maxim Integrated Products, Inc. *                               2,721             93,031
Micron Technology, Inc. *                                       5,069             58,952
National Semiconductor Corp. *                                  1,522             30,014
Novellus Systems, Inc. *                                        1,237             45,300
NVIDIA Corp. * (a)                                              1,298             29,867
PMC-Sierra, Inc. *                                              1,372             16,094
QLogic Corp. *                                                    799             38,616
Teradyne, Inc. *                                                1,548             26,796
Texas Instruments, Inc. *                                      14,480            254,848
Xilinx, Inc. *                                                  2,828             71,577
                                                                          --------------
                                                                               2,448,638

SOFTWARE - 4.58%
Adobe Systems, Inc. *                                           1,920             61,574
Autodesk, Inc. *                                                  898             14,512
BMC Software, Inc.                                              1,956             31,941
Citrix Systems, Inc. *                                          1,349             27,466
Computer Associates International, Inc. *                       4,799            106,922
Compuware Corp. *                                               3,305             19,070
Electronic Arts, Inc. *                                         1,207             89,306
Intuit, Inc. *                                                  1,720             76,592
Mercury Interactive Corp. *                                       719             27,760
Microsoft Corp.                                                89,625          2,295,296
Novell, Inc. *                                                  3,118              9,603
Oracle Corp. *                                                 43,784            526,284
Parametric Technology Corp. *                                   2,295              7,000
PeopleSoft, Inc. *                                              2,622             46,121
Siebel Systems, Inc. *                                          4,024             38,389
VERITAS Software Corp. *                                        3,448             98,854
                                                                          --------------
                                                                               3,476,690

STEEL - 0.08%
Allegheny Technologies, Inc. *                                    779              5,141
Nucor Corp.                                                       663             32,388
United States Steel Corp. *                                       862             14,111
Worthington Industries, Inc. *                                    706              9,460
                                                                          --------------
                                                                                  61,100

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.96%
ADC Telecommunications, Inc. * (a)                              6,900             16,063
Andrew Corp. (a)                                                  804              7,397
Avaya, Inc.                                                     3,265             21,092
CIENA Corp. *                                                   3,941             20,454
Citizens Communications Company * (a)                           2,405             31,001
Comverse Technology, Inc. *                                     1,574             23,657
Corning, Inc. *                                                10,577             78,164
JDS Uniphase Corp. *                                           11,679             40,993
Lucent Technologies, Inc. *                                    34,445             69,923
Motorola, Inc. *                                               19,260            181,622
QUALCOMM, Inc. *                                                6,602            236,022
SBC Communications, Inc. *                                     27,757            709,191
Scientific-Atlanta, Inc. *                                      1,239             29,538
Tellabs, Inc. *                                                 3,353             22,029
                                                                          --------------
                                                                               1,487,146

TELEPHONE - 2.35%
Alltel Corp.                                                    2,605            125,613
AT&T Corp.                                                      6,562            126,319
BellSouth Corp. *                                              15,394            409,942
CenturyTel, Inc. *                                              1,179             41,088
Qwest Communications International, Inc. *                     14,187             67,814

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES         VALUE
                                                               ------         -----
TELEPHONE - CONTINUED
Sprint Corp. (FON Group) *                                      7,507     $      108,101
Verizon Communications, Inc. *                                 22,945            905,180
                                                                          --------------
                                                                               1,784,057

TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company *                                    651             11,451
Goodyear Tire &  Rubber Company * (a)                           1,436              7,539
                                                                          --------------
                                                                                  18,990

TOBACCO - 1.11%
Altria Group, Inc. *                                           16,900            767,936
R.J. Reynolds Tobacco Holdings, Inc. *                            692             25,749
UST, Inc. *                                                     1,413             49,498
                                                                          --------------
                                                                                 843,183

TOYS, AMUSEMENTS & SPORTING GOODS - 0.15%
Hasbro, Inc. *                                                  1,409             24,643
Mattel, Inc. *                                                  3,654             69,134
Toys R Us, Inc. *                                               1,716             20,798
                                                                          --------------
                                                                                 114,575

TRANSPORTATION - 0.13%
Harley-Davidson, Inc. *                                         2,531            100,886
                                                                          --------------

TRAVEL SERVICES - 0.04%
Sabre Holdings Corp. *                                          1,214             29,925
                                                                          --------------

TRUCKING & FREIGHT - 1.03%
Fedex Corp. *                                                   2,495            154,765
Navistar International Corp. *                                    530             17,294
Ryder Systems, Inc. *                                             531             13,604
United Parcel Service, Inc., Class B *                          9,393            598,334
                                                                          --------------
                                                                                 783,997

TOTAL COMMON STOCK
(Cost: $92,835,063)                                                       $   74,994,707
                                                                          --------------

                                                          PRINCIPAL
                                                           AMOUNT             VALUE
                                                           ------             -----
SHORT TERM INVESTMENTS - 1.13%
Navigator Securities Lending Trust, 1.14%              $      655,070     $      655,070
U.S. Treasury Bills,
  0.76% due 07/03/2003 ****                                   100,000             99,994
  0.81% due 08/21/2003 ****                                   100,000             99,885
                                                                          --------------
                                                                          $      854,949

TOTAL INVESTMENTS (EQUITY INDEX TRUST)
(Cost: $93,690,012)                                                       $   75,849,656
                                                                          ==============

FUNDAMENTAL VALUE TRUST

                                                             SHARES           VALUE
                                                             ------           -----
COMMON STOCK - 90.87%
BANKING - 11.10%
Bank One Corp. *                                              383,500     $   14,258,530
Golden West Financial Corp. *                                 161,900         12,953,619
Lloyds TSB Group PLC, ADR * (a)                               129,400          3,753,894
Wells Fargo & Company *                                       329,000         16,581,600
                                                                          --------------
                                                                              47,547,643

BUSINESS SERVICES - 1.32%
Dun & Bradstreet Corp. *                                       99,400          4,085,340
WPP Group PLC, ADR *                                           39,500          1,582,765
                                                                          --------------
                                                                               5,668,105

COMPUTERS & BUSINESS EQUIPMENT - 1.65%
Lexmark International Group, Inc., Class A *                   99,900          7,069,923
                                                                          --------------

CONSTRUCTION MATERIALS - 1.33%
Martin Marietta Materials, Inc. *                              78,400          2,635,024
Vulcan Materials Company * (a)                                 82,200          3,047,154
                                                                          --------------
                                                                               5,682,178

CONTAINERS & GLASS - 3.76%
Sealed Air Corp. * (a)                                        337,400         16,080,484
                                                                          --------------

CRUDE PETROLEUM & NATURAL GAS - 3.24%
Devon Energy Corp. *                                          167,600          8,949,840
EOG Resources, Inc. *                                         117,400          4,912,016
                                                                          --------------
                                                                              13,861,856

FINANCIAL SERVICES - 14.97%
American Express Company *,                                   784,800         32,812,488
Citigroup, Inc. *                                             415,100         17,766,280
Janus Capital Group, Inc. *                                    83,800          1,374,320
Moody's Corp. *                                               100,900          5,318,439
Morgan Stanley *                                              132,900          5,681,475
Providian Financial Corp. *                                    22,800            211,128
State Street Corp. * (b)                                       23,600            929,840
                                                                          --------------
                                                                              64,093,970

FOOD & BEVERAGES - 3.08%
Diageo PLC, ADR * (a)                                         141,500          6,192,040
Hershey Foods Corp. *                                          58,300          4,061,178
Kraft Foods, Inc., Class A *                                   90,000          2,929,500
                                                                          --------------
                                                                              13,182,718

HOLDINGS COMPANIES/CONGLOMERATES - 7.74%
Berkshire Hathaway, Inc., Class A *                               240         17,400,000
HSBC Holdings PLC                                           1,331,347         15,756,185
                                                                          --------------
                                                                              33,156,185

HOTELS & RESTAURANTS - 0.79%
Marriott International, Inc., Class A *                        88,100          3,384,802
                                                                          --------------

INDUSTRIAL MACHINERY - 1.00%
Dover Corp. *                                                 143,400          4,297,698
                                                                          --------------

INSURANCE - 14.54%
American International Group, Inc. *                          423,200         23,352,176
Aon Corp. *                                                   187,700          4,519,816
Chubb Corp. *                                                  25,800          1,548,000
Loews Corp.                                                   156,400          7,396,156
Markel Corp.                                                    1,900            486,400
Principal Financial Group, Inc. *                              59,600          1,922,100
Progressive Corp. *                                           209,100         15,285,210
Sun Life Financial Services Canada, Inc. *                     33,800            702,026
Transatlantic Holdings, Inc. *                                 96,250          6,655,688
Travelers Property Casualty Corp., Class A *                    7,807            124,131
Travelers Property Casualty Corp., Class B *                   16,039            252,935
                                                                          --------------
                                                                              62,244,638

MANUFACTURING - 3.61%
Tyco International, Ltd. *                                    814,356         15,456,477
                                                                          --------------

PETROLEUM SERVICES - 2.38%
ConocoPhillips *                                              186,163         10,201,732
                                                                          --------------

PHARMACEUTICALS - 3.38%
Eli Lilly & Company *                                         106,600          7,352,202
Merck & Company, Inc. *                                        38,300          2,319,065
Pfizer, Inc. *                                                140,080          4,783,732
                                                                          --------------
                                                                              14,454,999

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES          VALUE
                                                              ------          -----
PUBLISHING - 0.75%
Gannett Company, Inc. *                                        42,100     $    3,233,701
                                                                          --------------

REAL ESTATE - 1.90%
Avalon Bay Communities, Inc., REIT *                            6,800            289,952
CenterPoint Properties Corp., REIT * (a)                      128,100          7,833,315
                                                                          --------------
                                                                               8,123,267

RETAIL GROCERY - 0.88%
Safeway, Inc. *                                               183,900          3,762,594
                                                                          --------------

RETAIL TRADE - 4.40%
Costco Wholesale Corp. *                                      428,300         15,675,780
RadioShack Corp. *                                            120,200          3,162,462
                                                                          --------------
                                                                              18,838,242

SEMICONDUCTORS - 0.59%
Agere Systems, Inc., Class A *                                376,800            877,944
Applied Materials, Inc.                                       103,700          1,644,682
                                                                          --------------
                                                                               2,522,626

SOFTWARE - 1.46%
BMC Software, Inc.                                            117,500          1,918,775
Microsoft Corp.                                               168,600          4,317,846
                                                                          --------------
                                                                               6,236,621

TOBACCO - 6.00%
Altria Group, Inc. *                                          565,500         25,696,320
                                                                          --------------

TRUCKING & FREIGHT - 1.00%
United Parcel Service, Inc., Class B *                         67,400          4,293,380
                                                                          --------------

TOTAL COMMON STOCK
(Cost: $373,424,537)                                                      $  389,090,159
                                                                          --------------


                                                          PRINCIPAL
                                                           AMOUNT             VALUE
                                                           ------             -----
SHORT TERM INVESTMENTS - 9.13%
Navigator Securities Lending Trust, 1.14%                $ 13,587,791     $   13,587,791
Redwood Receivable Corp.
  1.32% due 07/01/2003                                     17,529,000         17,529,000
San Paolo U.S. Finance Company,
  1.05% due 07/08/2003                                      8,000,000          7,998,367
                                                                          --------------
                                                                          $   39,115,158

TOTAL INVESTMENTS (FUNDAMENTAL VALUE
TRUST) (Cost: $412,539,695)                                               $  428,205,317
                                                                          ==============

GROWTH & INCOME TRUST

                                                              SHARES          VALUE
                                                              ------          -----
COMMON STOCK - 99.59%
ADVERTISING - 1.06%
Omnicom Group, Inc. *                                         224,100     $   16,067,970
                                                                          --------------

AEROSPACE - 2.65%
Lockheed Martin Corp. *                                       485,800         23,109,506
United Technologies Corp. *                                   242,300         17,162,109
                                                                          --------------
                                                                              40,271,615

ALUMINUM - 1.42%
Alcoa, Inc. *                                                 843,500         21,509,250
                                                                          --------------

APPAREL & TEXTILES - 0.79%
NIKE, Inc., Class B                                           225,100         12,040,599
                                                                          --------------

BANKING - 4.97%
Bank of America Corp.                                         444,500         35,128,835
Bank One Corp. *                                              399,700         14,860,846
Wachovia Corp. *                                              637,600         25,478,496
                                                                          --------------
                                                                              75,468,177

BIOTECHNOLOGY - 2.82%
Amgen, Inc. *                                                 283,600         18,995,528
Genzyme Corp. *                                               343,000         14,337,400
IDEC Pharmaceuticals Corp. * (a)                              279,600          9,506,400
                                                                          --------------
                                                                              42,839,328

BROADCASTING - 0.96%
Viacom, Inc., Class B *                                       332,000         14,495,120
                                                                          --------------

BUILDING MATERIALS & CONSTRUCTION - 0.73%
Masco Corp. *                                                 463,400         11,052,090
                                                                          --------------

BUSINESS SERVICES - 1.97%
Accenture, Ltd., Class A *                                    904,100         16,355,169
Automatic Data Processing, Inc. *                             399,100         13,513,526
                                                                          --------------
                                                                              29,868,695

CABLE AND TELEVISION - 3.63%
AOL Time Warner, Inc. *                                     2,261,800         36,392,362
Comcast Corp.-Special Class A *                               648,600         18,699,138
                                                                          --------------
                                                                              55,091,500

CHEMICALS - 1.61%
Dow Chemical Company *                                        328,700         10,176,552
E.I. Du Pont De Nemours &
  Company *                                                   341,000         14,199,240
                                                                          --------------
                                                                              24,375,792

COMPUTERS & BUSINESS EQUIPMENT - 5.41%
Cisco Systems, Inc. *                                       1,667,000         27,655,530
Hewlett-Packard Company *                                   1,096,125         23,347,463
International Business Machines Corp. *                       376,900         31,094,250
                                                                          --------------
                                                                              82,097,243

CONSTRUCTION & MINING EQUIPMENT - 0.82%
Caterpillar, Inc. *                                           223,500         12,440,010
                                                                          --------------

COSMETICS & TOILETRIES - 2.82%
The Gillette Company *                                        579,400         18,459,684
The Procter & Gamble Company *                                272,900         24,337,222
                                                                          --------------
                                                                              42,796,906

DRUGS & HEALTH CARE - 1.23%
Cardinal Health, Inc. *                                       290,200         18,659,860
                                                                          --------------

ELECTRICAL EQUIPMENT - 3.24%
General Electric Company *                                  1,711,900         49,097,292
                                                                          --------------

ELECTRIC UTILITIES - 1.62%
Exelon Corp. *                                                247,587         14,808,178
FPL Group, Inc.                                               145,400          9,719,990
                                                                          --------------
                                                                              24,528,168

FINANCIAL SERVICES - 8.16%
Citigroup, Inc. *                                           1,374,965         58,848,502
Federal National Mortgage Association                         242,700         16,367,688
Merrill Lynch & Company, Inc. *                               510,000         23,806,800
State Street Corp. * (b)                                      280,400         11,047,760
The Goldman Sachs Group, Inc. *                               163,100         13,659,625
                                                                          --------------
                                                                             123,730,375

FOOD & BEVERAGES - 4.95%
General Mills, Inc. *                                         377,400         17,892,534
PepsiCo, Inc. *                                               584,700         26,019,150
The Coca-Cola Company *                                       672,700         31,220,007
                                                                          --------------
                                                                              75,131,691

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES          VALUE
                                                              ------          -----
HEALTHCARE PRODUCTS - 1.29%
Guidant Corp. *                                               242,500     $   10,764,575
Johnson & Johnson *                                           170,400          8,809,680
                                                                          --------------
                                                                              19,574,255

HOTELS & RESTAURANTS - 0.52%
McDonalds Corp. *                                             360,100          7,943,806
                                                                          --------------

INDUSTRIAL MACHINERY - 0.41%
ITT Industries, Inc. *                                         95,700          6,264,522
                                                                          --------------

INSURANCE - 5.93%
American International Group, Inc. *                          751,575         41,471,909
Hartford Financial Services Group, Inc. *                     295,000         14,856,200
Marsh & McLennan Companies, Inc. *                            344,400         17,588,508
Travelers Property Casualty Corp., Class B *                1,015,900         16,020,743
                                                                          --------------
                                                                              89,937,360

MANUFACTURING - 0.72%
3M Company *                                                   84,800         10,937,504
                                                                          --------------

PAPER - 1.13%
International Paper Company *                                 479,300         17,125,389
                                                                          --------------

PETROLEUM SERVICES - 5.97%
ChevronTexaco Corp. *                                         321,500         23,212,300
Exxon Mobil Corp. *                                         1,336,800         48,004,488
Schlumberger, Ltd. *                                          405,100         19,270,607
                                                                          --------------
                                                                              90,487,395

PHARMACEUTICALS - 10.60%
Abbott Laboratories,                                          742,600         32,496,176
Eli Lilly & Company *                                         433,800         29,919,186
Pfizer, Inc. *                                              1,847,075         63,077,611
Schering-Plough Corp. *                                       389,800          7,250,280
Wyeth *                                                       616,200         28,067,910
                                                                          --------------
                                                                             160,811,163

PUBLISHING - 0.49%
Gannett Company, Inc. *                                        96,300          7,396,803
                                                                          --------------

RETAIL GROCERY - 0.74%
Safeway, Inc. *                                               551,800         11,289,828
                                                                          --------------

RETAIL TRADE - 6.68%
CVS Corp. *                                                   614,000         17,210,420
Home Depot, Inc. *                                            851,800         28,211,616
Target Corp. *                                                419,800         15,885,232
The Gap, Inc. *                                               612,700         11,494,252
Wal-Mart Stores, Inc. *                                       532,500         28,579,275
                                                                          --------------
                                                                             101,380,795

SANITARY SERVICES - 0.99%
Waste Management, Inc. *                                      624,700         15,049,023
                                                                          --------------

SEMICONDUCTORS - 5.26%
Analog Devices, Inc. *                                        259,000          9,018,380
Applied Materials, Inc.                                     1,106,100         17,542,746
Intel Corp. *                                               1,895,000         39,385,680
Texas Instruments, Inc. *                                     782,800         13,777,280
                                                                          --------------
                                                                              79,724,086

SOFTWARE - 4.53%
Microsoft Corp.                                             2,681,700         68,678,337
                                                                          --------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.69%
SBC Communications, Inc. *                                    411,800         10,521,490
                                                                          --------------

TELEPHONE - 1.56%
Verizon Communications, Inc. *                                598,598         23,614,691
                                                                          --------------

TRUCKING & FREIGHT - 1.22%
Fedex Corp. *                                                 297,300         18,441,519
                                                                          --------------

TOTAL COMMON STOCK
(Cost: $1,495,784,840)                                                    $1,510,739,647
                                                                          --------------

                                                          PRINCIPAL
                                                           AMOUNT             VALUE
                                                           ------             -----
SHORT TERM INVESTMENTS - 0.14%
Navigator Securities Lending Trust,
  1.14%                                                $    2,118,534     $    2,118,534
                                                                          --------------

REPURCHASE AGREEMENTS - 0.27%
Repurchase Agreement with Dillon
  Read, dated 06/30/2003 at 1.10%
  to be repurchased at $4,111,126 on
  07/01/2003, collateralized by
  $4,188,000 U.S. Treasury Notes,
  3.25% due 12/31/2003 (valued at
  $4,236,406, including interest).                          4,111,000     $    4,111,000
                                                                          --------------

TOTAL INVESTMENTS (GROWTH & INCOME
Trust) (Cost: $1,502,014,374)                                             $1,516,969,181
                                                                          ==============

EQUITY-INCOME TRUST

                                                              SHARES          VALUE
                                                              ------          -----
COMMON STOCK - 94.00%
AEROSPACE - 4.12%
Honeywell International, Inc.                                 834,400     $   22,403,640
Lockheed Martin Corp. *                                       129,900          6,179,343
Raytheon Company *                                            208,500          6,847,140
Rockwell Collins, Inc. *                                      497,100         12,243,573
The Boeing Company                                            221,900          7,615,608
                                                                          --------------
                                                                              55,289,304

ALUMINUM - 0.16%
Alcoa, Inc. *                                                  86,000          2,193,000
                                                                          --------------

AUTO PARTS - 1.15%
Eaton Corp. *                                                  87,700          6,894,097
Genuine Parts Company *                                       267,050          8,548,270
                                                                          --------------
                                                                              15,442,367

AUTOMOBILES - 0.32%
Ford Motor Company * (a)                                      385,100          4,232,249
                                                                          --------------

BANKING - 6.34%
Bank of America Corp.                                         173,800         13,735,414
Bank One Corp. *                                              508,600         18,909,748
FleetBoston Financial Corp. *                                 554,160         16,464,094
Mercantile Bankshares Corp. *                                 231,450          9,114,501
National City Corp. *                                         224,600          7,346,666
Northern Trust Corp.                                          173,100          7,233,849
Wells Fargo & Company *                                       174,500          8,794,800
Wilmington Trust Corp. *                                      114,800          3,369,380
                                                                          --------------
                                                                              84,968,452

BUSINESS SERVICES - 0.87%
Dun & Bradstreet Corp. *                                      148,750          6,113,625
R.R. Donnelley & Sons Company *                               210,500          5,502,470
                                                                          --------------
                                                                              11,616,095

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                             SHARES           VALUE
                                                             ------           -----
CABLE AND TELEVISION - 2.44%
AOL Time Warner, Inc. *                                     1,217,400     $   19,587,966
Comcast Corp., Class A *                                      435,317         13,137,867
                                                                          --------------
                                                                              32,725,833

CHEMICALS - 2.89%
Dow Chemical Company *                                        412,700         12,777,192
E.I. Du Pont De Nemours & Company *                           347,000         14,449,080
Great Lakes Chemical Corp. * (a)                              296,000          6,038,400
Hercules, Inc.                                                548,600          5,431,140
                                                                          --------------
                                                                              38,695,812

COMPUTERS & BUSINESS EQUIPMENT - 1.92%
Cisco Systems, Inc. *                                         332,600          5,517,834
Hewlett-Packard Company *                                     814,411         17,346,954
Xerox Corp. * (a)                                             268,300          2,841,297
                                                                          --------------
                                                                              25,706,085

COSMETICS & TOILETRIES - 2.24%
International Flavors & Fragrances, Inc. *                    253,400          8,091,062
Kimberly-Clark Corp. *                                        237,500         12,383,250
The Gillette Company *                                        300,900          9,586,674
                                                                          --------------
                                                                              30,060,986

DOMESTIC OIL - 2.23%
Amerada Hess Corp. *                                          259,200         12,747,456
Marathon Oil Corp. *                                          249,400          6,571,690
Unocal Corp. *                                                369,900         10,612,431
                                                                          --------------
                                                                              29,931,577

ELECTRICAL EQUIPMENT - 4.06%
Cooper Industries, Ltd., Class A *                            416,100         17,184,930
Emerson Electric Company                                      127,000          6,489,700
General Electric Company *                                    812,800         23,311,104
Hubbell, Inc., Class B *                                      223,400          7,394,540
                                                                          --------------
                                                                              54,380,274

ELECTRIC UTILITIES - 3.55%
Constellation Energy Group, Inc. *                            409,400         14,042,420
Duke Energy Corp. *                                           546,900         10,910,655
FirstEnergy Corp. *                                           207,375          7,973,569
PPL Corp. *                                                    91,874          3,950,582
TXU Corp. *                                                   475,900         10,683,955
                                                                          --------------
                                                                              47,561,181

FINANCIAL SERVICES - 5.21%
American Express Company *,                                   381,800         15,963,058
Citigroup, Inc. *                                             256,264         10,968,099
Federal National Mortgage Association                         161,400         10,884,816
J.P. Morgan Chase & Company *                                 391,700         13,388,306
Mellon Financial Corp. *                                      465,600         12,920,400
Moody's Corp. *                                               109,700          5,782,287
                                                                          --------------
                                                                              69,906,966

FOOD & BEVERAGES - 2.40%
Campbell Soup Company * (a)                                   464,500         11,380,250
General Mills, Inc. *                                         199,100          9,439,331
Hershey Foods Corp. *                                          46,800          3,260,088
Kellogg Company                                               132,600          4,557,462
McCormick & Company, Inc. *                                   129,000          3,508,800
                                                                          --------------
                                                                              32,145,931

GAS & PIPELINE UTILITIES - 1.11%
El Paso Corp. * (a)                                           486,900          3,934,152
NiSource, Inc. *                                              574,000         10,906,000
                                                                          --------------
                                                                              14,840,152

HEALTHCARE PRODUCTS - 1.32%
Baxter International, Inc.                                    403,000         10,478,000
Becton Dickinson & Company *                                  184,300          7,160,055
                                                                          --------------
                                                                              17,638,055

HOTELS & RESTAURANTS - 2.80%
Hilton Hotels Corp. * (a)                                     632,700          8,092,233
McDonalds Corp. *                                             748,200         16,505,292
Starwood Hotels & Resorts Worldwide, Inc. *                   453,771         12,973,313

                                                                          --------------
                                                                              37,570,838

HOUSEHOLD APPLIANCES - 0.75%
Black & Decker Corp. *                                        108,500          4,714,325
The Stanley Works *                                           192,200          5,304,720
                                                                          --------------
                                                                              10,019,045

HOUSEHOLD PRODUCTS - 1.52%
Fortune Brands, Inc. *                                        231,500         12,084,300
The Clorox Company *                                          196,100          8,363,665
                                                                          --------------
                                                                              20,447,965

INDUSTRIAL MACHINERY - 0.91%
Pall Corp. *                                                  544,500         12,251,250
                                                                          --------------

INDUSTRIALS - 0.59%
Rockwell Automation, Inc *                                    332,500          7,926,800
                                                                          --------------

INSURANCE - 6.43%
American International Group, Inc. *                          123,761          6,829,132
Aon Corp. *                                                   185,600          4,469,248
Chubb Corp. *                                                 184,100         11,046,000
CIGNA Corp. *                                                 221,300         10,387,822
John Hancock Financial Services, Inc. *                       155,504          4,778,638
Lincoln National Corp. *                                      319,467         11,382,609
Prudential Financial, Inc. *                                  103,100          3,469,315
SAFECO Corp. *                                                397,400         14,020,271
St. Paul Companies, Inc. *                                    266,048          9,713,413
UNUMProvident Corp. *                                         751,100         10,072,252
                                                                          --------------
                                                                              86,168,700

INTERNATIONAL OIL - 1.29%
Royal Dutch Petroleum Company *                               372,300         17,356,626
                                                                          --------------

LEISURE TIME - 1.19%
The Walt Disney Company *                                     806,600         15,930,350
                                                                          --------------

LIQUOR - 0.69%
Brown Forman Corp., Class B *                                 117,000          9,198,540
                                                                          --------------

MANUFACTURING - 0.37%
Tyco International, Ltd. *                                    262,400          4,980,352
                                                                          --------------

NEWSPAPERS - 2.17%
Dow Jones & Company, Inc. * (a)                               350,500         15,082,015
Knight-Ridder, Inc. * (a)                                     204,300         14,082,399
                                                                          --------------
                                                                              29,164,414

PAPER - 1.50%
International Paper Company *                                 463,455         16,559,247
MeadWestvaco Corp. *                                          142,200          3,512,340
                                                                          --------------
                                                                              20,071,587

PETROLEUM SERVICES - 6.10%
Baker Hughes, Inc. *                                          142,500          4,783,725
BP PLC, ADR *                                                 350,860         14,743,137
ChevronTexaco Corp. *                                         345,367         24,935,497
Exxon Mobil Corp. *                                           799,290         28,702,504
Schlumberger, Ltd. *                                          182,600          8,686,282
                                                                          --------------
                                                                              81,851,145

PHARMACEUTICALS - 7.21%
Abbott Laboratories,                                          188,400          8,244,384
Bristol-Myers Squibb Company *                                825,900         22,423,185
Merck & Company, Inc. *                                       562,100         34,035,155

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES          VALUE
                                                              ------          -----
PHARMACEUTICALS - CONTINUED
Schering-Plough Corp. *                                       723,800     $   13,462,680
Wyeth *                                                       406,400         18,511,520
                                                                          --------------
                                                                              96,676,924

PHOTOGRAPHY - 0.75%
Eastman Kodak Company *                                       369,600         10,108,560
                                                                          --------------

PUBLISHING - 0.64%
Readers Digest Association, Inc., Class A *                   341,700          4,606,116
The New York Times Company, Class A                            87,300          3,972,150
                                                                          --------------
                                                                               8,578,266

RAILROADS & EQUIPMENT - 1.96%
Norfolk Southern Corp. *                                      488,900          9,386,880
Union Pacific Corp. *                                         290,300         16,843,206
                                                                          --------------
                                                                              26,230,086

REAL ESTATE - 0.70%
Simon Property Group, Inc., REIT *                            240,300          9,378,909
                                                                          --------------

RETAIL TRADE - 1.91%
Home Depot, Inc. *                                            489,400         16,208,928
J. C. Penney Company, Inc.                                    113,600          1,914,160
May Department Stores Company *                               338,950          7,545,027
                                                                          --------------
                                                                              25,668,115

SANITARY SERVICES - 0.93%
Waste Management, Inc. *                                      518,932         12,501,072
                                                                          --------------

SEMICONDUCTORS - 0.59%
Agere Systems, Inc., Class A *                                742,505          1,730,037
Agere Systems, Inc., Class B *                                255,382            587,378
Texas Instruments, Inc. *                                     316,700          5,573,920
                                                                          --------------
                                                                               7,891,335

SOFTWARE - 0.78%
Microsoft Corp.                                               409,800         10,494,978
                                                                          --------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.89%
Lucent Technologies, Inc. * (a)                             1,142,500          2,319,275
Motorola, Inc. *                                              849,400          8,009,842
SBC Communications, Inc. *                                    585,064         14,948,385
                                                                          --------------
                                                                              25,277,502

TELEPHONE - 5.21%
Alltel Corp.                                                  269,100         12,976,002
AT&T Corp.                                                    460,870          8,871,748
Qwest Communications
  International, Inc. *                                     2,385,800         11,404,124
Sprint Corp. (FON Group) *                                    728,200         10,486,080
Verizon Communications, Inc. *                                661,836         26,109,430
                                                                          --------------
                                                                              69,847,384

TOBACCO - 1.51%
Altria Group, Inc. *                                          201,800          9,169,792
UST, Inc. *                                                   315,600         11,055,468
                                                                          --------------
                                                                              20,225,260

TOYS, AMUSEMENTS & SPORTING GOODS - 1.28%
Hasbro, Inc. * (a)                                            586,300         10,254,388
Toys R Us, Inc. * (a)                                         570,300          6,912,036
                                                                          --------------
                                                                              17,166,424

TOTAL COMMON STOCK
(Cost: $1,319,114,150)                                                    $1,260,316,746
                                                                          --------------

PREFERRED STOCK - 0.75%
FINANCIAL SERVICES - 0.20%
Ford Motor Company Capital Trust II                            63,500     $    2,759,075
                                                                          --------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.55%
Lucent Technologies, Inc. *                                     7,350          7,368,375
                                                                          --------------

TOTAL PREFERRED STOCK
(Cost: $8,807,010)                                                        $   10,127,450
                                                                          --------------

                                                         PRINCIPAL
                                                           AMOUNT             VALUE
                                                           ------             -----
SHORT TERM INVESTMENTS - 4.96%
Navigator Securities Lending Trust,
  1.14%                                                $   31,604,169     $   31,604,169
T. Rowe Price Reserve Investment Fund                      34,866,028         34,866,028
                                                                          --------------
                                                                          $   66,470,197

REPURCHASE AGREEMENTS - 0.29%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  0.40%, to be repurchased at
  $3,910,043 on 07/01/2003,
  collateralized by $3,945,000 U.S.
  Treasury Notes, 3.25% due
  12/31/2003 (valued at $3,989,381,
  including interest).                                      3,910,000     $    3,910,000
                                                                          --------------

TOTAL INVESTMENTS (EQUITY-INCOME TRUST)
(Cost: $1,398,301,357)                                                    $1,340,824,393
                                                                          ==============

INCOME & VALUE TRUST

                                                              SHARES          VALUE
                                                              ------          -----

COMMON STOCK - 56.04%
ADVERTISING - 0.36%
Monster Worldwide, Inc. * (a)                                 115,600     $    2,280,788
                                                                          --------------

AEROSPACE - 0.72%
United Technologies Corp. *                                    65,000          4,603,950
                                                                          --------------

AUTO SERVICES - 0.20%
AutoNation, Inc. *                                             83,200          1,307,904
                                                                          --------------

BANKING - 1.45%
Bank of America Corp.                                          10,800            853,524
Bank One Corp. *                                              169,900          6,316,882
FleetBoston Financial Corp. *                                  25,500            757,605
Golden West Financial Corp. *                                   3,900            312,039
Wells Fargo & Company *                                        21,000          1,058,400
                                                                          --------------
                                                                               9,298,450

BIOTECHNOLOGY - 1.03%
Amgen, Inc. *                                                  32,400          2,170,152
Applera Corp.-Applied Biosystems Group                        234,400          4,460,632
                                                                          --------------
                                                                               6,630,784

BROADCASTING - 0.55%
Entercom Communications Corp. *                                 5,500            269,555
Fox Entertainment Group, Inc., Class A *                       15,900            457,602
Liberty Media Corp., Series A                                 220,940          2,554,066
Radio One, Inc., Class D * (a)                                 14,500            257,665
                                                                          --------------
                                                                               3,538,888

BUILDING MATERIALS & CONSTRUCTION - 0.41%
American Standard Companies, Inc. *                            35,500          2,624,515
                                                                          --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES          VALUE
                                                              ------          -----
BUSINESS SERVICES - 1.44%
Automatic Data Processing, Inc. *                             123,300     $    4,174,938
Cadence Design Systems, Inc. *                                 49,100            592,146
Concord EFS, Inc. *                                            14,200            209,024
Fluor Corp. *                                                  81,900          2,755,116
Robert Half International, Inc. *                              80,300          1,520,882
                                                                          --------------
                                                                               9,252,106
CABLE AND TELEVISION - 2.15%
AOL Time Warner, Inc. *                                       285,000          4,585,650
Cablevision Systems New York
  Group, Class A * (a)                                        264,148          5,483,712
Comcast Corp., Class A *                                       28,500            860,130
Cox Communications, Inc., Class A *                            88,400          2,819,960
                                                                          --------------
                                                                              13,749,452
CELLULAR COMMUNICATIONS - 0.73%
Nextel International, Inc. *                                      576                959
Sprint Corp. (PCS Group) * (a)                                817,800          4,702,350
                                                                          --------------
                                                                               4,703,309
CHEMICALS - 0.83%
Air Products & Chemicals, Inc. *                               82,800          3,444,480
E.I. Du Pont De Nemours & Company *                            45,000          1,873,800
                                                                          --------------
                                                                               5,318,280
COMPUTERS & BUSINESS EQUIPMENT - 1.42%
Cisco Systems, Inc. *                                         336,600          5,584,194
Hewlett-Packard Company *                                      44,819            954,645
International Business Machines Corp. *                        24,600          2,029,500
Seagate Technology, Inc. * (a)                                 31,200            550,680
                                                                          --------------
                                                                               9,119,019
COSMETICS & TOILETRIES - 0.24%
Estee Lauder Companies, Inc., Class A (a)                      45,500          1,525,615
                                                                          --------------

DOMESTIC OIL - 0.74%
Unocal Corp. *                                                165,500          4,748,195
                                                                          --------------

ELECTRICAL EQUIPMENT - 1.57%
Emerson Electric Company                                       49,200          2,514,120
General Electric Company *                                    263,100          7,545,708
                                                                          --------------
                                                                              10,059,828
ELECTRIC UTILITIES - 0.74%
Pinnacle West Capital Corp.                                    35,000          1,310,750
The AES Corp. *                                               540,800          3,434,080
                                                                          --------------
                                                                               4,744,830
ELECTRONICS - 0.88%
Agilent Technologies, Inc. *                                  229,826          4,493,098
Polycom, Inc. * (a)                                            83,400          1,155,924
                                                                          --------------
                                                                               5,649,022
FINANCIAL SERVICES - 7.21%
Americredit Corp. * (a)                                        82,700            707,085
Citigroup, Inc. *                                              43,222          1,849,902
Federal Home Loan Mortgage Corp.                               36,900          1,873,413
Federal National Mortgage Association                          34,400          2,319,936
IndyMac Bancorp, Inc. * (a)                                   236,300          6,006,746
J.P. Morgan Chase & Company *                                 226,100          7,728,098
Lehman Brothers Holdings, Inc.                                 19,500          1,296,360
SLM Corp. *                                                   231,900          9,083,523
State Street Corp. * (b)                                       56,700          2,233,980
The Goldman Sachs Group, Inc. *                                20,700          1,733,625
Washington Mutual, Inc. *                                     274,800         11,349,240
                                                                          --------------
                                                                              46,181,908
FOOD & BEVERAGES - 1.12%
Anheuser-Busch Companies, Inc.                                 18,000            918,900
Campbell Soup Company *                                       115,599          2,832,176
H.J. Heinz Company *                                           22,400            738,752
PepsiCo, Inc. *                                                39,600          1,762,200
The Pepsi Bottling Group, Inc. *                               45,000            900,900
                                                                          --------------
                                                                               7,152,928
GAS & PIPELINE UTILITIES - 0.92%
Kinder Morgan Management LLC * (a)                             81,394          3,049,019
Kinder Morgan, Inc. *                                              61              3,334
NiSource, Inc. *                                               53,200          1,010,800
Williams Companies, Inc. * (a)                                230,400          1,820,160
                                                                          --------------
                                                                               5,883,313
HEALTHCARE PRODUCTS - 0.80%
Becton Dickinson & Company *                                   50,554          1,964,023
Guidant Corp. *                                                48,163          2,137,955
Medtronic, Inc. *                                              21,400          1,026,558
                                                                          --------------
                                                                               5,128,536
HEALTHCARE SERVICES - 0.23%
Lincare Holdings, Inc. *                                       47,400          1,493,574
                                                                          --------------

HOLDINGS COMPANIES/CONGLOMERATES - 0.80%
Berkshire Hathaway, Inc., Class A *                                71          5,147,500
                                                                          --------------

HOTELS & RESTAURANTS - 0.20%
McDonalds Corp. *                                               9,500            209,570
Starwood Hotels & Resorts Worldwide, Inc. *                    37,300          1,066,407
                                                                          --------------
                                                                               1,275,977
INDUSTRIAL MACHINERY - 0.28%
Ingersoll-Rand Company, Inc., Class A *                        37,500          1,774,500
                                                                          --------------

INSURANCE - 1.58%
American International Group, Inc. *                           23,875          1,317,422
Chubb Corp. *                                                  11,600            696,000
Hartford Financial Services Group, Inc. *                      33,000          1,661,880
PartnerRe, Ltd. * (a)                                          10,500            536,655
The PMI Group, Inc. * (a)                                      73,700          1,978,108
XL Capital, Ltd., Class A *                                    47,500          3,942,500
                                                                          --------------
                                                                              10,132,565
INTERNATIONAL OIL - 1.08%
Royal Dutch Petroleum Company *                                88,700          4,135,194
Weatherford International, Ltd. * (a)                          66,900          2,803,110
                                                                          --------------
                                                                               6,938,304
INTERNET CONTENT - 1.19%
InterActiveCorp * (a)                                         166,900          6,604,233
The Thomson Corp. *                                            32,000          1,006,400
                                                                          --------------
                                                                               7,610,633
INTERNET RETAIL - 0.56%
eBay, Inc. *                                                   34,500          3,594,210
                                                                          --------------

INTERNET SOFTWARE - 0.94%
Checkfree Corp. * (a)                                         136,800          3,808,512
VeriSign, Inc. * (a)                                          160,300          2,216,949
                                                                          --------------
                                                                               6,025,461
LEISURE TIME - 0.96%
Carnival Corp. *                                               98,400          3,198,984
The Walt Disney Company *                                     113,100          2,233,725
Vivendi Universal, ADR * (a)                                   38,400            708,096
                                                                          --------------
                                                                               6,140,805
MANUFACTURING - 0.49%
Illinois Tool Works, Inc. *                                    26,400          1,738,440
Siemens AG, ADR * (a)                                          28,900          1,411,765
                                                                          --------------
                                                                               3,150,205
MINING - 0.03%
Phelps Dodge Corp. *                                            5,600            214,704
                                                                          --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES       VALUE
                                                         ------       -----
NEWSPAPERS - 0.13%
Knight-Ridder, Inc. *                                     12,400  $    854,732
                                                                  ------------
PETROLEUM SERVICES - 2.48%
Baker Hughes, Inc. *                                     138,400     4,646,088
BJ Services Company                                       42,400     1,584,064
Exxon Mobil Corp. *                                      171,100     6,144,201
Schlumberger, Ltd. *                                      62,400     2,968,368
Transocean, Inc. *                                        26,100       573,417
                                                                  ------------
                                                                    15,916,138
PHARMACEUTICALS - 7.78%
Allergan, Inc.                                           140,100    10,801,710
AstraZeneca PLC, ADR *                                   375,500    15,309,135
Eli Lilly & Company *                                     45,700     3,151,929
Forest Laboratories, Inc. * (a)                          177,400     9,712,650
Pfizer, Inc. *                                           318,900    10,890,435
                                                                  ------------
                                                                    49,865,859
RETAIL TRADE - 2.34%
Costco Wholesale Corp. *                                 106,000     3,879,600
Lowe's Companies, Inc. *                                 146,900     6,309,355
RadioShack Corp. *                                        49,300     1,297,083
Wal-Mart Stores, Inc. *                                   28,600     1,534,962
Williams-Sonoma, Inc. *                                   68,200     1,991,440
                                                                  ------------
                                                                    15,012,440
SEMICONDUCTORS - 4.87%
Altera Corp. *                                           198,800     3,260,320
Applied Materials, Inc.                                  548,300     8,696,038
Applied Micro Circuits Corp. *                           169,400     1,024,870
ASML Holding NV * (a)                                     73,100       698,836
Credence Systems Corp. * (a)                              38,500       326,095
Intel Corp. *                                             56,500     1,174,296
KLA-Tencor Corp. * (a)                                   135,900     6,317,991
Lam Research Corp. *                                      39,000       710,190
Linear Technology Corp. *                                 35,600     1,146,676
Novellus Systems, Inc. *                                  30,600     1,120,603
PMC-Sierra, Inc. * (a)                                   150,800     1,768,884
Teradyne, Inc. * (a)                                     198,700     3,439,497
Xilinx, Inc. *                                            59,600     1,508,476
                                                                  ------------
                                                                    31,192,772
SOFTWARE - 1.09%
Microsoft Corp.                                          205,800     5,270,538
SAP AG, ADR *                                             59,300     1,732,746
                                                                  ------------
                                                                     7,003,284
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.92%
QUALCOMM, Inc. *                                         164,700     5,888,025
                                                                  ------------
TELEPHONE - 1.46%
AT&T Corp.                                               121,840     2,345,420
Sprint Corp. (FON Group) *                               484,700     6,979,680
                                                                  ------------
                                                                     9,325,100
TOBACCO - 0.59%
Altria Group, Inc. *                                      83,300     3,785,152
                                                                  ------------

TRAVEL SERVICES - 0.30%
Sabre Holdings Corp. *                                    77,600     1,912,840
                                                                  ------------

TRUCKING & FREIGHT - 0.23%
Navistar International Corp. *                            45,400     1,481,402
                                                                  ------------

TOTAL COMMON STOCK
(Cost: $350,289,855)                                              $359,237,802
                                                                  ------------
PREFERRED STOCK - 0.31%
FINANCIAL SERVICES - 0.16%
Ford Motor Company Capital Trust II                       22,900       995,005
                                                                  ------------
MINING - 0.15%
Phelps Dodge Corp. *                                      10,000       990,000
                                                                  ------------
TOTAL PREFERRED STOCK
(Cost: $2,108,628)                                                $  1,985,005
                                                                  ------------

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
                                                        ------        -----
U.S. TREASURY OBLIGATIONS - 8.63%
U.S. TREASURY BONDS - 1.68%
5.25% due 02/15/2029                                 $ 3,255,000   $ 3,544,262
6.50% due 11/15/2026 (a)                                 800,000     1,014,907
7.25% due 05/15/2016 (a)                               1,830,000     2,433,757
7.875% due 02/15/2021 (a)                              1,450,000     2,070,101
8.00% due 11/15/2021 (a)                                 400,000       579,485
8.875% due 08/15/2017 (a)                                750,000     1,134,609
                                                                   -----------
                                                                    10,777,121
U.S. TREASURY NOTES - 6.95%
2.125% due 10/31/2004                                    400,000       405,328
3.25% due 05/31/2004 - 08/15/2007 (a)                 19,250,000    19,665,122
5.25% due 08/15/2003 (a)                                 250,000       251,338
5.50% due 05/15/2009 (a)                               1,745,000     2,009,886
5.625% due 05/15/2008 (a)                              6,215,000     7,124,913
5.75% due 08/15/2010 (a)                               4,800,000     5,618,438
6.25% due 02/15/2007 (a)                                 400,000       460,000
6.50% due 02/15/2010 (a)                               3,155,000     3,827,533
6.75% due 05/15/2005 (a)                               4,685,000     5,159,539
                                                                   -----------
                                                                    44,522,096

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $53,393,853)                                                $55,299,217
                                                                   -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.81%
FEDERAL HOME LOAN BANK - 0.23%
3.875% due 06/01/2033                                    410,000       421,019
5.25% due 02/13/2004                                   1,000,000     1,025,643
                                                                   -----------
                                                                     1,446,662
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.14%
5.00% TBA **                                           1,300,000     1,320,719
5.50% TBA **                                           1,300,000     1,341,031
5.50% due 07/15/2006 - 02/01/2018                      1,419,755     1,553,807
6.00% due 04/01/2016 - 08/01/2017                      2,956,367     3,074,598
                                                                   -----------
                                                                     7,290,155
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.73%
5.00% due 05/01/2018                                   1,928,540     1,994,552
5.125% due 02/13/2004                                  1,500,000     1,537,316
6.00% due 12/15/2005 - 06/01/2016                      2,622,313     2,872,982
6.25% due 05/15/2029                                   1,750,000     2,049,525
6.50% due 06/01/2031 - 07/01/2032                      4,249,203     4,431,751
7.00% due 09/01/2031 - 06/01/2032                      2,226,623     2,344,852
7.50% due 01/25/2028 - 10/01/2031                      1,893,777     2,067,243
FRN 7.50% due 05/01/2031                                 175,293       186,243
                                                                   -----------
                                                                    17,484,464
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.71%
5.00% TBA **                                          13,455,000    13,724,100
6.50% due 05/15/2029 - 04/15/2032                      2,331,821     2,451,100

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       PRINCIPAL
                                                        AMOUNT        VALUE
                                                        ------        -----
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
7.00% due 04/15/2029                                  $  787,509   $   832,369
8.00% due 10/15/2027 - 01/15/2029                        364,813       393,996
                                                                   -----------
                                                                    17,401,565

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $42,463,493)                                                $43,622,846
                                                                   -----------

FOREIGN GOVERNMENT OBLIGATIONS - 0.11%
REPUBLIC OF CHILE - 0.03%
5.50% due 01/15/2013                                     210,000       222,180

GOVERNMENT OF MEXICO - 0.08%
4.625% due 10/08/2008                                    140,000       142,940
6.375% due 01/16/2013                                    100,000       106,000
9.875% due 02/01/2010                                    195,000       251,687
                                                                   -----------
                                                                       500,627
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS
(Cost: $661,762)                                                   $   722,807
                                                                   -----------

CORPORATE BONDS - 7.21%
AEROSPACE - 0.18%
Raytheon Company,
  6.00% due 12/15/2010                                $  125,000   $   137,205
  8.30% due 03/01/2010                                   350,000       429,984
Systems 2001 Asset Trust, Series 2001,
  Class B, 7.156% due 12/15/2011                         551,683       616,600
                                                                   -----------
                                                                     1,183,789
AMUSEMENT & THEME PARKS - 0.15%
Six Flags, Inc.,
  8.875% due 02/01/2010                                1,000,000       960,000
                                                                   -----------

AUTO PARTS - 0.05%
ArvinMeritor, Inc.,
  6.625% due 06/15/2007                                  275,000       285,312
  8.75% due 03/01/2012                                    25,000        28,000
                                                                   -----------
                                                                       313,312
AUTO SERVICES - 0.03%
Hertz Corp.,
  7.625% due 08/15/2007                                  200,000       211,085
                                                                   -----------

AUTOMOBILES - 0.13%
DaimlerChrysler North America
  Holding,
  4.05% due 06/04/2008                                   250,000       247,578
  4.75% due 01/15/2008                                   310,000       317,997
General Motors Corp.,
  7.125% due 07/15/2013                                  250,000       249,600
                                                                   -----------
                                                                       815,175
BANKING - 0.41%
Bank of America Corp.,
  5.125% due 11/15/2014                                  150,000       159,906
  7.125% due 09/15/2006                                  750,000       863,770
Bank One Corp.,
  4.90% due 04/30/2015                                   170,000       175,458
Barclays Bank PLC, ADR,
  FRN 6.86% due 12/15/2099                                70,000        80,921
Bayerische Landesbank Gironzentrale,
  Series MTN, 2.50% due 03/30/2006                       520,000       530,803
BNP Paribas LLC,
  5.125% due 01/15/2015                                  100,000       105,114
Wells Fargo Bank NA,
  6.45% due 02/01/2011                                   250,000       294,757
Wells Fargo Company,
  3.50% due 04/04/2008                                   375,000       386,834
                                                                   -----------
                                                                     2,597,563

BROADCASTING - 0.54%
Chancellor Media Corp.,
  8.00% due 11/01/2008                                   440,000       511,500
Clear Channel Communications, Inc.,
  6.00% due 11/01/2006                                   500,000       547,510
  7.65% due 09/15/2010                                   125,000       150,425
Cox Radio, Inc.,
  6.375% due 05/15/2005                                1,000,000     1,068,216
Liberty Media Corp.,
  5.70% due 05/15/2013                                   230,000       234,207
  7.875% due 07/15/2009                                  350,000       410,007
News America Holdings, Inc.,
  6.75% due 01/09/2038                                    50,000        55,548
  7.75% due 12/01/2045                                    70,000        83,264
Young Broadcasting, Inc.,
  Series B, 8.75% due 06/15/2007                         170,000       172,550
  10.00% due 03/01/2011                                  221,000       239,233
                                                                   -----------
                                                                     3,472,460

BUSINESS SERVICES - 0.13%
Electronic Data Systems Corp.,
  6.00% due 08/01/2013                                   690,000       672,681
PHH Corp.,
  7.125% due 03/01/2013                                  130,000       147,535
                                                                   -----------
                                                                       820,216

CABLE AND TELEVISION - 0.32%
AOL Time Warner, Inc.,
  7.625% due 04/15/2031                                  160,000       184,657
Comcast Corp., Class A,
  7.05% due 03/15/2033                                   120,000       133,278
Cox Communications, Inc.,
  4.625% due 06/01/2013                                  370,000       370,712
  7.75% due 11/01/2010                                   250,000       305,801
Time Warner Entertainment Company LP,
  8.375% due 03/15/2023                                   40,000        50,415
  8.875% due 10/01/2012                                   15,000        19,571
Univision Communications, Inc.,
  7.85% due 07/15/2011                                   835,000       993,884
                                                                   -----------
                                                                     2,058,318
CELLULAR COMMUNICATIONS - 0.82%
American Tower Corp.,
  9.375% due 02/01/2009                                  875,000       879,375
AT&T Wireless Services, Inc.,
  7.35% due 03/01/2006                                   925,000     1,037,980
Crown Castle International Corp.,
  zero coupon, step up
  to 10.375% on 05/15/2004
  due 05/15/2011                                         700,000       668,500
Motorola, Inc.,
  7.50% due 05/15/2025                                    40,000        44,400
  8.00% due 11/01/2011                                    60,000        71,550
Nextel Communications, Inc.,
  12.00% due 11/01/2008                                1,250,000     1,343,750
Nextel Partners, Inc.,
  11.00% due 03/15/2010                                  250,000       270,000
Verizon Wireless Capital LLC,
  5.375% due 12/15/2006                                  375,000       411,879
Vodafone Group PLC,
  5.375% due 01/30/2015                                  210,000       224,278

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       PRINCIPAL
                                                        AMOUNT       VALUE
                                                        ------       -----
CELLULAR COMMUNICATIONS - CONTINUED
Voicestream Wireless Corp.,
  10.375% due 11/15/2009                               $ 248,000   $   288,300
                                                                   -----------
                                                                     5,240,012
COMMERCIAL SERVICES - 0.09%
Cendant Corp.,
  6.25% due 01/15/2008                                   250,000       276,653
  6.875% due 08/15/2006                                  200,000       223,710
  7.375% due 01/15/2013                                   80,000        94,200
                                                                   -----------
                                                                       594,563
CRUDE PETROLEUM & NATURAL GAS - 0.02%
ConocoPhillips,
  5.90% due 10/15/2032                                   100,000       107,305
                                                                   -----------

DOMESTIC OIL - 0.07%
Devon Financing Corp., ULC,
  6.875% due 09/30/2011                                  210,000       246,337
Pemex Project Funding Master
  Trust, 8.50% due 02/15/2008                             51,000        59,542
Union Oil Company of California,
  7.50% due 02/15/2029                                   140,000       168,701
                                                                   -----------
                                                                       474,580
ELECTRICAL EQUIPMENT - 0.05%
General Electric Company,
  5.00% due 02/01/2013                                   320,000       338,002
                                                                   -----------
ELECTRIC UTILITIES - 0.29%
American Electric Power, Inc.,
  Series C, 5.375% due 03/15/2010                        160,000       171,014
CILCORP, Inc.,
  8.70% due 10/15/2009                                   280,000       349,995
  9.375% due 10/15/2029                                   25,000        34,945
Dominion Resources, Inc.,
  5.125% due 12/15/2009                                   90,000        97,003
  5.70% due 09/17/2012                                   575,000       631,040
Duke Capital Corp.,
  6.25% due 02/15/2013                                   240,000       255,129
Oncor Electric Delivery Company,
  7.00% due 05/01/2032                                   125,000       143,547
Virginia Electric & Power Company,
  4.75% due 03/01/2013                                   160,000       165,931
                                                                   -----------
                                                                     1,848,604
ELECTRONICS - 0.20%
Koninklijke Philips Electronics NV,
  7.20% due 06/01/2026                                   500,000       592,004

Solectron Corp.,
  9.625% due 02/15/2009                                  625,000       662,500
                                                                   -----------
                                                                     1,254,504
ENERGY - 0.09%
Midamerican Energy Company, Series
  MTN, 5.125% due 01/15/2013                              45,000        47,769
Peco Energy Company,
  5.95% due 11/01/2011                                    80,000        90,810
Progress Energy, Inc.,
  5.85% due 10/30/2008                                   400,000       441,747
                                                                   -----------
                                                                       580,326
FINANCIAL SERVICES - 1.39%
Associates Corp. of North America,
  5.75% due 11/01/2003                                   375,000       380,644
Citigroup, Inc.,
  3.50% due 02/01/2008                                   304,000       312,693
  5.625% due 08/27/2012                                  180,000       198,313

Corporacion Andina de Fomento,
  6.875% due 03/15/2012                                  170,000       193,535
Credit Suisse First Boston USA,
  Inc., 6.50% due 01/15/2012                             125,000       143,445
Ford Motor Credit Company,
  FRN 3.195% due 10/25/2004                              150,000       150,454
  5.80% due 01/12/2009                                   750,000       745,393
  7.25% due 10/25/2011                                   170,000       174,772
  7.375% due 10/28/2009                                   70,000        73,382
General Electric Capital Corp., MTN,
  Series A, 4.25% due 01/15/2008                         310,000       328,358
  6.00% due 06/15/2012                                   110,000       124,164
General Motors Acceptance Corp.,
  6.875% due 09/15/2011                                1,000,000     1,003,337
  7.25% due 03/02/2011                                    80,000        82,088
  7.75% due 01/19/2010                                   150,000       161,433
   8.00% due 11/01/2031                                  275,000       269,821
Goldman Sachs Group Inc.,
  5.25% due 04/01/2013                                   170,000       181,266
  6.60% due 01/15/2012                                    70,000        81,339
Household Finance Corp.,
  6.375% due 11/27/2012                                  250,000       284,782
  6.40% due 06/17/2008                                   475,000       542,221
J.P. Morgan Chase & Company,
  5.35% due 03/01/2007                                   250,000       273,748
MBNA Corp.,
  6.125% due 03/01/2013                                  160,000       174,025
Morgan Stanley Group, Inc.,
  5.30% due 03/01/2013                                   570,000       605,821
Nationwide Life Global Funding I,
  5.35% due 02/15/2007                                   110,000       118,950
NiSource Finance, Corp.,
  6.15% due 03/01/2013                                   160,000       171,746
Reliastar Financial Corp.,
  6.50% due 11/15/2008                                   280,000       316,982
SLM Corp., Series MTNA,
  5.00% due 04/15/2015                                   625,000       644,199
  5.375% due 01/15/2013                                  405,000       437,432
USAA Capital Corp., Series MTNB,
  4.00% due 12/10/2007                                   200,000       208,848
Washington Mutual, Inc.,
  5.625% due 01/15/2007                                  500,000       551,095
                                                                   -----------
                                                                     8,934,286
FOOD & BEVERAGES - 0.24%
Delhaize America, Inc.,
  8.125% due 04/15/2011                                  450,000       492,750
Kellogg Company, Series B,
  6.60% due 04/01/2011                                   150,000       175,910
Kraft Foods, Inc.,
  5.25% due 06/01/2007                                   180,000       195,068
Nabisco, Inc.,
  7.05% due 07/15/2007                                   160,000       182,872
  7.55% due 06/15/2015                                   375,000       476,214
                                                                   -----------
                                                                     1,522,814
FOREST PRODUCTS - 0.10%
Weyerhaeuser Company,
  6.75% due 03/15/2012                                   375,000       425,701
  7.375% due 03/15/2032                                  160,000       183,923
                                                                   -----------
                                                                       609,624
GAS & PIPELINE UTILITIES - 0.03%
Texas Gas Transmission, LLC,
  4.60% due 06/01/2015                                   190,000       189,474
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       PRINCIPAL
                                                        AMOUNT        VALUE
                                                        ------        -----
HEALTHCARE SERVICES - 0.08%
Aetna, Inc.,
  7.375% due 03/01/2006                                $ 100,000   $   112,400
Humana, Inc.,
  7.25% due 08/01/2006                                   360,000       399,712
                                                                   -----------
                                                                       512,112
HOMEBUILDERS - 0.12%
Centex Corp.,
  4.75% due 01/15/2008                                    70,000        73,908
Lennar Corp.,
  5.95% due 03/01/2013                                    40,000        43,779
  Series B, 9.95% due 05/01/2010                          40,000        46,800

MDC Holdings, Inc.,
  5.50% due 05/15/2013                                   160,000       161,324
Pulte Homes, Inc.,
  6.25% due 02/15/2013                                   175,000       194,140
  7.875% due 06/15/2032                                  150,000       179,017
  8.125% due 03/01/2011                                   75,000        92,039
                                                                   -----------
                                                                       791,007
HOTELS & RESTAURANTS - 0.07%
Boyd Gaming Corp.,
  9.25% due 08/01/2009                                   250,000       277,500
MGM Mirage, Inc.,
  8.50% due 09/15/2010                                   165,000       193,875
                                                                   -----------
                                                                       471,375
INSURANCE - 0.36%
Jackson National Life Insurance Company,
  5.25% due 03/15/2007                                   170,000       182,824
Lincoln National Corp.,
  6.20% due 12/15/2011                                   140,000       157,160
MetLife, Inc.,
  3.911% due 05/15/2005                                  315,000       328,093
Monumental Global Funding,
  5.20% due 01/30/2007                                   625,000       680,223
Monumental Global Funding II,
  3.85% due 03/03/2008                                   620,000       640,834
Nationwide Mutual Insurance Company,
  7.875% due 04/01/2033                                   60,000        70,788
Prudential Financial,
  6.375% due 07/23/2006                                  225,000       251,650
                                                                   -----------
                                                                     2,311,572
INTERNATIONAL OIL - 0.05%
Pogo Producing Company,
  Series B, 10.375% due 02/15/2009                       300,000       326,625
                                                                   -----------
MANUFACTURING - 0.04%
Tyco International Group SA,
  5.875% due 11/01/2004                                  130,000       133,900
  6.125% due 01/15/2009                                  130,000       135,200
                                                                   -----------
                                                                       269,100
MEDICAL-HOSPITALS - 0.28%
HCA, Inc.,
  6.25% due 02/15/2013                                 1,200,000     1,223,331
  6.95% due 05/01/2012                                   225,000       239,776
  7.125% due 06/01/2006                                  290,000       315,269
                                                                   -----------
                                                                     1,778,376
METAL & METAL PRODUCTS - 0.04%
Inco, Ltd.,
  7.20% due 09/15/2032                                   250,000       275,541
                                                                   -----------
PUBLISHING - 0.13%
Time Warner, Inc.,
  7.57% due 02/01/2024                                   750,000       848,895
                                                                   -----------
RAILROADS & EQUIPMENT - 0.01%
Union Pacific Railroad Company, Series
  2002-1, 6.061% due 01/17/2023                           75,000        85,034
                                                                   -----------
REAL ESTATE - 0.15%
EOP Operating LP,
  6.75% due 02/15/2012                                   210,000       239,190
Price REIT, Inc.,
  7.50% due 11/05/2006                                   250,000       288,294
Rouse Company,
  7.20% due 09/15/2012                                   140,000       160,735
Socgen Real Estate Company
  LLC, FRN 7.64% due 12/29/2049                          260,000       301,273
                                                                   -----------
                                                                       989,492
RETAIL GROCERY - 0.04%
The Kroger Company,
  6.20% due 06/15/2012                                   100,000       110,469
  7.50% due 04/01/2031                                   100,000       118,604
                                                                   -----------
                                                                       229,073
RETAIL TRADE - 0.03%
Target Corp.,
  6.35% due 11/01/2032                                   160,000       178,416
                                                                   -----------
SANITARY SERVICES - 0.06%
Waste Management, Inc.,
  6.375% due 11/15/2012                                  220,000       250,149
  7.75% due 05/15/2032                                   100,000       125,328
                                                                   -----------
                                                                       375,477
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.23%
Deutsche Telekom International Finance BV,
  9.25% due 06/01/2032                                   130,000       179,681
Dobson Communications Corp.,
  10.875% due 07/01/2010                                 600,000       648,000
France Telecom SA,
  FRN 9.25% due 03/01/2011                               270,000       339,813
Singapore Telecommunications, Ltd.,
  7.375% due 12/01/2031                                  125,000       152,650
Telstra Corp. Ltd.,
  6.375% due 04/01/2012                                  125,000       143,925
                                                                   -----------
                                                                     1,464,069
TELEPHONE - 0.19%
AT&T Corp.,
  FRN 8.50% due 11/15/2031                               125,000       141,736
SBC Communications, Inc.,
  5.875% due 02/01/2012                                  125,000       140,328
Sprint Capital Corp.,
  6.00% due 01/15/2007                                   115,000       123,585
  8.375% due 03/15/2012                                  375,000       448,994
  8.75% due 03/15/2032                                   300,000       359,107
                                                                   -----------
                                                                     1,213,750
TOTAL CORPORATE BONDS
(Cost: $43,193,871)                                                $46,245,926
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
                                                       ------         -----
CONVERTIBLE BONDS - 0.42%
INTERNET RETAIL - 0.42%
Amazon.com, Inc.,
  4.75% due 02/01/2009                               $ 2,841,000   $ 2,688,296
                                                                   -----------
TOTAL CONVERTIBLE BONDS
(Cost: $2,005,684)                                                 $ 2,688,296
                                                                   -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.57%
Banc of America Mortgage
  Securities, Inc., Series 2003 F,
  Class 2A1, FRN
  3.734% due 07/25/2033                                  875,000       888,125
Bear Stearns ARM Trust,
  Series 2003-2, FRN 3.703% due
  01/25/2033                                             400,000       405,046
  Series 2003-3, Class 2A2, FRN
  4.24% due 05/25/2033                                   279,243       283,947
Chase Commercial Mortgage
  Securities Corp., Series 2000-2,
  Class C, FRN 7.928%
  due 07/15/2032                                         250,000       309,649
CS First Boston Mortgage Securities
  Corp., Series 2003-AR12, Class
  2A2, FRN 4.375% due 04/25/2033                         226,244       230,276
  Series 2001-CF2, Class A2, FRN
  5.935% due 02/15/2034                                  875,000       951,694
  Series 2001-CF2, Class A3,
  6.238% due 02/15/2034                                  440,000       496,967
DLJ Mortgage Acceptance
  Corp., Series 1995-CF2,
  Class A1B, FRN 6.85% due 12/17/2027                     16,821        16,816
FHLMC Structured Pass Through
  Securities, T-41, Class 3A,
  7.50% due 07/25/2032                                   577,176       643,732
First Investors Auto Owner
  Trust, Series 2002-A, Class
  A, FRN 3.46% due 12/15/2008                             50,074        50,903
First Union National Bank
  Commercial Mortgage Trust,
  Series 2002- C1, Class A1,
  5.585% due 02/12/2034                                  581,930       636,789
GE Capital Commercial
  Mortgage Corp., Series
  2001-1, Class A1, FRN
  6.079% due 05/15/2033                                  104,860       115,615
GMAC Commercial Mortgage
  Security, Inc., Series
  1997-C1, Class A3, FRN
  6.869% due 07/15/2029                                  375,000       426,852
Merrill Lynch Mortgage Investors,
  Inc., Series 1995-C2, Class A1,
  FRN 6.926% due 06/15/2021                              248,268       257,523
  Series 1997-C1, Class A3,
  7.12% due 06/18/2029                                   375,000       421,553
Residential Funding Mortgage
  Securities II, Series 2001
  HS2, Class A4, 6.43% due 04/25/2016                    539,818       552,559
Salomon Brothers Commercial
  Mortgage Securities, Class A3,
  Series 2001-C1, 6.428%
  due 12/18/2035                                         750,000       870,137
Structured Asset Securities Corp.,
  Series 1998-RF2, Class A, FRN
  8.526% due 07/15/2027                                  526,051       584,143
Washington Mutual,
  Series 2003-AR1, Class A6,
  4.56% due 03/25/2033                                   173,831       177,217
  Series 2003-AR6, Class A1,
  4.56% due 06/25/2033                                 1,707,502     1,742,787
                                                                   -----------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $9,589,971)                                                 $10,062,330
                                                                   -----------

ASSET BACKED SECURITIES - 0.80%
ACLC Business Loan Receivables
  Trust, Series 2002-1A, Class A1,
  FRN 5.408% due 12/15/2022                              191,693       198,445
Ameriquest Mortgage Securities, Inc.,
  Series 2003-5, Class A2,
  2.43% due 07/25/2033                                   250,000       251,797
California Infrastructure
  Development, Series 1997-1,
  Class A7, FRN 6.42% due 09/25/2008                     500,000       541,726
Chase Funding Mortgage Loan,
  Series 2003-2, Class 1A3, FRN
  2.864% due 12/25/2024                                  190,000       192,509
  Series 2003-1, Class 1A3,
  FRN 3.14% due 07/25/2023                               150,000       152,476
Government Lease Trust,
  Series 1999-GSA1, Class A2,
  6.18% due 05/18/2005                                 1,872,450     1,952,960
GRCT Consumer Loan Trust,
  Series 2001-1A, Class 2BRV,
  FRN 6.251% due 02/15/2020                              429,718       447,847
Onyx Acceptance Auto Trust,
  Series 2002-C, Class A4,
  4.07% due 04/15/2009                                   300,000       314,532
Peco Energy Transition Trust,
  Series 1999-A, Class A7,
  FRN 6.13% due 03/01/2009                               540,000       619,449
Sears Credit Account Master
  Trust, Series 1998-2, Class
  A, 5.25% due 10/16/2008                                333,333       342,296
Vanderbilt Acquisition Loan
  Trust, Class A3, Series
  2002-1, 5.70% due 09/07/2023                           125,000       132,518
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
(Cost: $4,980,808)                                                 $ 5,146,555
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                        AMOUNT       VALUE
                                                        ------       -----
SHORT TERM INVESTMENTS - 13.27%
Navigator Securities Lending
  Trust, 1.14%                                       $85,048,655  $ 85,048,655
                                                                  ------------

REPURCHASE AGREEMENTS - 4.83% ***
Repurchase Agreement with
  State Street Corp., dated
  06/30/2003 at 0.40% to be
  repurchased at $30,946,344
  on 07/01/2003,
  collateralized by
  $29,955,000 U.S. Treasury
  Bonds, 11.125% due
  08/15/2003 (valued at
  $31,565,081, including
  interest).                                          30,946,000  $ 30,946,000
                                                                  ------------

TOTAL INVESTMENTS (INCOME & VALUE TRUST)
(Cost: $624,682,580)                                              $641,005,439
                                                                  ============

BALANCED TRUST

                                                         SHARES       VALUE
                                                         -------   -----------
COMMON STOCK - 53.57%
AEROSPACE - 2.80%
Lockheed Martin Corp. *                                   31,550   $ 1,500,833
Raytheon Company *                                        44,000     1,444,960
United Technologies Corp. *                               17,600     1,246,608
                                                                   -----------
                                                                     4,192,401
AUTOMOBILES - 0.82%
General Motors Corp. *                                    34,000     1,224,000
                                                                   -----------
BANKING - 5.36%
Bank of America Corp.                                     30,500     2,410,415
Fifth Third Bancorp *                                     26,100     1,496,574
Golden West Financial Corp. *                             18,300     1,464,183
National City Corp. *                                     20,000       654,200
Wells Fargo & Company *                                   39,450     1,988,280
                                                                   -----------
                                                                     8,013,652
BIOTECHNOLOGY - 1.34%
Amgen, Inc. *                                             30,000     2,009,400
                                                                   -----------
BROADCASTING - 0.65%
Fox Entertainment Group, Inc., Class A *                  33,800       972,764
                                                                   -----------
BUSINESS SERVICES - 0.88%
First Data Corp. *                                        31,800     1,317,792
                                                                   -----------
CABLE AND TELEVISION - 0.84%
AOL Time Warner, Inc. *                                   77,900     1,253,411
                                                                   -----------
CELLULAR COMMUNICATIONS - 0.70%
Vodafone Group PLC, ADR * (a)                             53,400     1,049,310
                                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT - 1.96%
Cisco Systems, Inc. *                                    109,050     1,809,140
Hewlett-Packard Company *                                 52,774     1,124,086
                                                                   -----------
                                                                     2,933,226
COSMETICS & TOILETRIES - 2.24%
Kimberly-Clark Corp. *                                    22,000     1,147,080
The Procter & Gamble Company *                            24,700     2,202,746
                                                                   -----------
                                                                     3,349,826
DOMESTIC OIL - 0.57%
Anadarko Petroleum Corp. *                                19,300       858,271
                                                                   -----------
ELECTRICAL EQUIPMENT - 0.87%
General Electric Company *                                45,150     1,294,902
                                                                   -----------
ELECTRIC UTILITIES - 1.67%
Dominion Resources, Inc. *                                20,800     1,336,816
Entergy Corp. *                                           22,000     1,161,160
                                                                   -----------
                                                                     2,497,976
FINANCIAL SERVICES - 5.74%
American Express Company *,                               32,900     1,375,549
Citigroup, Inc. *                                         58,800     2,516,640
Federal National Mortgage Association                     28,700     1,935,528
Mellon Financial Corp. *                                   3,500        97,125
The Goldman Sachs Group, Inc. *                           12,000     1,005,000
Washington Mutual, Inc. *                                 40,000     1,652,000
                                                                   -----------
                                                                     8,581,842
FOOD & BEVERAGES - 1.66%
Anheuser-Busch Companies, Inc.                            23,500     1,199,675
PepsiCo, Inc. *                                           28,800     1,281,600
                                                                   -----------
                                                                     2,481,275
GAS & PIPELINE UTILITIES - 0.12%
El Paso Corp. * (a)                                       21,800       176,144
                                                                   -----------
HEALTHCARE PRODUCTS - 1.68%
Guidant Corp. *                                           29,800     1,322,822
Stryker Corp. *                                           17,100     1,186,227
                                                                   -----------
                                                                     2,509,049
HEALTHCARE SERVICES - 2.51%
HCA - The Healthcare Company *                            32,400     1,038,096
McKesson Corp. *                                          29,500     1,054,330
UnitedHealth Group, Inc. *                                33,100     1,663,275
                                                                   -----------
                                                                     3,755,701
HOUSEHOLD PRODUCTS - 0.59%
Newell Rubbermaid, Inc. *                                 31,300       876,400
                                                                   -----------
INSURANCE - 1.50%
Aetna, Inc. *                                             12,950       779,590
AFLAC, Inc. *                                             47,800     1,469,850
                                                                   -----------
                                                                     2,249,440
MANUFACTURING - 0.82%
Tyco International, Ltd. *                                64,700     1,228,006
                                                                   -----------
OFFICE FURNISHINGS & SUPPLIES - 0.56%
Staples, Inc. *                                           45,500       834,925
                                                                   -----------
PETROLEUM SERVICES - 2.53%
ConocoPhillips *                                          21,500     1,178,200
Exxon Mobil Corp. *                                       22,000       790,020
Halliburton Company *                                     39,150       900,450
Transocean, Inc. *                                        41,250       906,263
                                                                   -----------
                                                                     3,774,933
PHARMACEUTICALS - 3.71%
Abbott Laboratories                                       33,200     1,452,832
Pfizer, Inc. *                                            81,500     2,783,225
Wyeth *                                                   28,850     1,314,117
                                                                   -----------
                                                                     5,550,174
PUBLISHING - 1.23%
Gannett Company, Inc. *                                    9,800       752,738
McGraw-Hill Companies, Inc. *                             17,500     1,085,000
                                                                   -----------
                                                                     1,837,738
RETAIL TRADE - 2.89%
Costco Wholesale Corp. *                                  30,700     1,123,620
Home Depot, Inc. *                                        43,350     1,435,752

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES       VALUE
                                                         ------       -----
RETAIL TRADE - CONTINUED
The Gap, Inc. * (a)                                       52,400   $   983,024
Wal-Mart Stores, Inc. *                                   14,600       783,582
                                                                   -----------
                                                                     4,325,978
SEMICONDUCTORS - 1.84%
Analog Devices, Inc. *                                    15,600       543,192
Applied Materials, Inc.                                   15,300       242,658
Intel Corp. *                                             53,050     1,102,591
Linear Technology Corp. *                                 10,000       322,100
Texas Instruments, Inc. *                                 31,000       545,600
                                                                   -----------
                                                                     2,756,141
SOFTWARE - 2.88%
Intuit, Inc. *                                            12,700       565,531
Microsoft Corp.                                          117,500     3,009,175
Oracle Corp. *                                            61,350       737,427
                                                                   -----------
                                                                     4,312,133
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.39%
Nokia Oyj Corp., ADR *                                    35,300       579,979
                                                                   -----------
TELEPHONE - 0.24%
AT&T Corp.                                                18,400       354,200
                                                                   -----------
TOBACCO - 1.24%
Altria Group, Inc. *                                      40,850     1,856,224
                                                                   -----------
TRANSPORTATION - 0.74%
Harley-Davidson, Inc. *                                   27,750     1,106,115
                                                                   -----------
TOTAL COMMON STOCK
(Cost: $79,992,042)                                                $80,113,328
                                                                   -----------

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
                                                        ------        -----
U.S. TREASURY OBLIGATIONS - 6.33%
U.S. TREASURY BONDS - 2.26%
5.375% due 02/15/2031                                $ 3,000,000   $ 3,378,165
                                                                   -----------
U.S. TREASURY NOTES - 4.07%
1.625% due 04/30/2005                                  1,000,000     1,006,562
3.00% due 11/30/2003                                   1,400,000     1,411,813
3.875% due 07/31/2003                                    300,000       300,715
5.00% due 08/15/2011                                     900,000     1,009,547
5.75% due 11/15/2005                                     700,000       770,410
7.25% due 05/15/2004                                   1,500,000     1,580,801
                                                                   -----------
                                                                     6,079,848
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $9,271,450)                                                 $ 9,458,013
                                                                   -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.63%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.75%
5.875% due 03/21/2011                                  1,000,000     1,124,869
                                                                   -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.03%
4.625% due 05/01/2013                                  1,000,000     1,028,419
4.75% due 03/15/2004                                   2,500,000     2,564,365
5.00% due 05/01/2018                                   1,295,275     1,339,611
5.50% due 02/15/2006 - 03/01/2033                      5,752,715     6,025,239
6.00% due 10/01/2013 - 11/01/2032                      4,324,212     4,505,202
6.50% due 11/01/2028 - 01/01/2032                      3,770,944     3,935,360
6.625% due 11/15/2030                                  1,250,000     1,535,910
7.00% due 12/01/2029                                   1,459,607     1,537,855
                                                                   -----------
                                                                    22,471,961

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.22%
6.00% due 11/15/2032                                     981,711     1,029,558
6.50% due 12/15/2028                                     390,023       410,176
7.00% due 02/15/2028                                   1,285,822     1,360,101
7.50% due 12/15/2030                                     483,289       513,671
                                                                   -----------
                                                                     3,313,506

TENNESSEE VALLEY AUTHORITY - 0.63%
  Series B, 4.70% due 07/15/2033                       1,000,000       945,198
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $26,926,938)                                                $27,855,534
                                                                   -----------
FOREIGN GOVERNMENT OBLIGATIONS - 1.51%
GOVERNMENT OF CANADA - 1.51%
5.50% due 10/01/2008                                   2,000,000     2,258,992
                                                                   -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,979,447)                                                 $ 2,258,992
                                                                   -----------
CORPORATE BONDS - 6.52%
CABLE AND TELEVISION - 1.47%
Comcast Corp., Class A,
  5.30% due 01/15/2014                                 1,000,000     1,028,442
Cox Communications, Inc.,
  6.75% due 03/15/2011                                 1,000,000     1,166,408
                                                                   -----------
                                                                     2,194,850
CELLULAR COMMUNICATIONS - 0.74%
Telus Corp.,
  7.50% due 06/01/2007                                 1,000,000     1,115,000
                                                                   -----------
DRUGS & HEALTH CARE - 0.79%
Merck & Company, Inc.,
  6.40% due 03/01/2028                                 1,000,000     1,182,229
                                                                   -----------
FINANCIAL SERVICES - 1.46%
General Electric Capital
  Corp., 5.45% due 01/15/2013                          1,000,000     1,083,142
Household Finance Corp.,
  6.50% due 01/24/2006                                 1,000,000     1,109,144
                                                                   -----------
                                                                     2,192,286
PETROLEUM SERVICES - 0.71%
Conocophillips,
  4.75% due 10/15/2012                                 1,000,000     1,056,832
                                                                   -----------
TELEPHONE - 1.35%
New York Telephone Company,
  5.875% due 09/01/2003                                2,000,000     2,014,822
                                                                   -----------
TOTAL CORPORATE BONDS
(Cost: $9,037,953)                                                 $ 9,756,019
                                                                   -----------
SHORT TERM INVESTMENTS - 12.24%
Navigator Securities Lending
  Trust, 1.14%                                       $ 1,307,073   $ 1,307,073

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
                                                        ------        -----
SHORT TERM INVESTMENTS - CONTINUED
Federal Home Loan Bank
  Consolidated Discount Note,
  0.96% due 07/11/2003                               $ 4,000,000  $  3,998,934
  0.97% due 07/07/2003                                 3,000,000     2,999,515
  1.05% due 07/07/2003                                10,000,000     9,998,250
                                                                  ------------
                                                                  $ 18,303,772
REPURCHASE AGREEMENTS - 1.20%
Repurchase Agreement with
  State Street Corp., dated
  06/30/2003 at 0.92%, to be
  repurchased at $1,795,046
  on 07/01/2003,
  collateralized by
  $1,245,000 U.S.Treasury
  Bonds, 8.13% due
  08/15/2019, (valued at
  $1,831,706, including
  interest).                                           1,795,000  $  1,795,000
                                                                  ------------
TOTAL INVESTMENTS (BALANCED TRUST)
(Cost: $147,306,602)                                              $149,540,658
                                                                  ============

GLOBAL ALLOCATION TRUST

                                                          SHARES      VALUE
                                                          ------      -----
COMMON STOCK - 79.29%
AUSTRALIA - 0.77%
Lion Nathan, Ltd.                                         14,596    $   52,531
Mayne Nickless, Ltd.                                      24,207        44,535
QBE Insurance Group, Ltd.                                 19,900       124,533
Rio Tinto, Ltd.                                            2,886        56,603
Westpac Banking Corp., Ltd.                               18,554       202,444
                                                                    ----------
                                                                       480,646
BELGIUM - 0.24%
Fortis                                                     8,488       147,622
                                                                    ----------
BERMUDA - 0.67%
Ingersoll-Rand Company, Inc., Class A *                    8,800       416,416
                                                                    ----------
CANADA - 1.00%
Alcan Aluminum, Ltd. - USD                                 2,400        74,368
Bank Nova Scotia Halifax *                                 3,200       141,855
BCE, Inc. *                                                5,700       130,586
Canadian National Railway Company - CAD *                  2,200       105,606
Toronto Dominion Bank Ontario *                            6,200       170,852
                                                                    ----------
                                                                       623,267
FINLAND - 0.95%
Nokia AB Oyj                                              21,800       359,582
Sampo Oyj, A Shares                                        7,000        51,451
UPM-Kymmene Oyj                                           12,200       178,360
                                                                    ----------
                                                                       589,393
FRANCE - 3.39%
Aventis SA                                                 7,446       410,338
AXA                                                        3,517        54,654
BNP Paribas SA                                             5,419       275,819
Cap Gemini SA                                              3,433       122,097
Compagnie De Sanit Gobain                                  2,066        81,440
France Telecom, ADS                                        4,952       121,667
Sanofi-Synthelabo SA                                       4,283       251,253
Suez SA                                                    6,885       109,764
Total SA, B Shares                                         3,908       591,565
Unibail                                                    1,323        98,155
                                                                    ----------
                                                                     2,116,752

GERMANY - 0.36%
Allianz AG                                                   619        51,535
E.ON AG                                                    1,027        52,887
Linde AG                                                   3,251       120,560
                                                                    ----------
                                                                       224,982

HONG KONG - 0.26%
Cheung Kong Holdings, Ltd.                                14,000        84,020
Sun Hung Kai Properties, Ltd.                             15,000        75,595
                                                                    ----------
                                                                       159,615
IRELAND - 0.63%
Bank of Ireland                                           17,300       209,142
CRH PLC                                                   11,778       185,738
                                                                    ----------
                                                                       394,880
ITALY - 0.64%
Assicurazioni Generali SPA                                 4,605       106,891
Eni SPA                                                   19,191       290,721
                                                                    ----------
                                                                       397,612
JAPAN - 4.82%
Aiful Corp.                                                2,900       123,883
Canon, Inc.                                                3,000       137,917
Daikin Industries, Ltd.                                    2,000        36,794
Fuji Photo Film Company, Ltd.                              8,000       231,613
Honda Motor Company                                        5,400       204,998
Kao Corp.                                                  6,000       111,885
Keyence Corp.                                                200        36,711
Mitsubishi Corp.                                          14,000        97,301
Mitsubishi Tokyo Financial Group, Inc.                        13        58,896
Mitsui Fudosan Company                                     4,000        25,598
Murata Manufacturing Company, Ltd.                         3,400       133,895
Nintendo Company, Ltd.                                     3,200       233,082
Nippon Telegraph & Telephone Corp.                            52       204,347
NTT DoCoMo, Inc.                                              54       117,142
Rohm Company                                               1,400       152,901
Sekisui House, Ltd.                                        5,000        37,963
Sompo Japan Insurance                                     27,000       147,553
Sony Corp.                                                 2,600        73,322
Sumitomo Chemical Company, Ltd.                           28,000        88,073
Takeda Chemical Industries, Ltd.                           7,400       273,514
Takefuji Corp.                                             1,010        52,499
Toyota Motor Corp.                                        13,500       350,298
West Japan Railway                                            20        75,925
                                                                    ----------
                                                                     3,006,110
LIBERIA - 0.50%
Royal Caribbean Cruises, Ltd. *                           13,500       312,660
                                                                    ----------
NETHERLANDS - 2.12%
ABN AMRO Holdings NV                                       4,348        83,271
Akzo Nobel NV                                              3,353        89,015
Koninklijke (Royal) Philips Electronics NV                 8,155       155,338
Reed Elsevier NV                                          27,786       328,238
TNT Post Group NV                                         10,129       176,161
VNU NV                                                    10,084       311,205
Wolters Kluwer NV                                         14,601       176,345
                                                                    ----------
                                                                     1,319,573
NORWAY - 0.13%
Telenor AS                                                19,000        79,017
                                                                    ----------
PORTUGAL - 0.23%
Electricidade De Portugal                                 36,871        78,884
Portugal Telecom                                           9,236        66,292
                                                                    ----------
                                                                       145,176
SINGAPORE - 0.25%
DBS Group Holdings, Ltd.                                  27,000       157,944
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          SHARES       VALUE
                                                          ------       -----
SPAIN - 0.77%
Banco Bilbao Vizcaya SA                                   21,819    $   229,640
Banco Santander Central, Hispano SA                       13,121        115,155
Telefonica SA                                             11,452        133,176
                                                                    -----------
                                                                        477,971
SWEDEN - 0.91%
Nordea AB                                                 30,500        147,251
Svenska Cellulosa                                          5,900        201,827
Svenska Handelsbanken AB, A Shares                         5,900         96,671
Swedish Match AB                                          16,500        124,856
                                                                    -----------
                                                                        570,605
SWITZERLAND - 2.30%
Adecco SA                                                  4,020        165,963
Compagnie Financiere Richemont AG                          7,197        116,613
Givaudan AG                                                  214         90,249
Nestle SA                                                  2,639        545,724
Novartis AG                                                5,845        231,794
Roche Holding AG                                           2,714        213,349
Swiss Reinsurance Company                                  1,255         69,686
                                                                    -----------
                                                                      1,433,378
UNITED KINGDOM - 9.29%
Abbey National Benefit Consultants, Ltd.                  11,139         86,627
Allied Domecq PLC                                         11,267         62,202
ARM Holdings PLC                                          39,690         43,954
AstraZeneca Group PLC                                      5,115        205,446
Barclays PLC                                              51,314        381,676
BOC Group PLC                                              5,993         77,018
BP PLC                                                    79,440        551,815
BT Group PLC                                              46,678        157,201
Carlton Communciations PLC                                28,682         71,824
Centrica PLC                                              34,188         99,315
Compass Group PLC                                         18,649        100,720
Diageo PLC                                                14,395        153,944
Dixons Group                                              46,778        102,062
Electrocomponents PLC                                     17,434         93,510
Gallaher Group                                            32,106        315,755
GlaxoSmithKline PLC                                       18,067        365,224
HSBC Holdings PLC                                         12,024        142,301
Invensys PLC                                              92,342         31,290
Kingfisher PLC                                            43,869        201,037
Lloyds TSB Group PLC                                      15,320        108,950
National Grid Transco PLC                                 26,654        181,072
Nycomed Amersham PLC                                       9,510         71,483
Prudential Corp.                                          13,209         80,128
Rentokil Initial PLC                                      74,279        232,353
Rio Tinto PLC                                              4,242         79,932
Rolls-Royce Group PLC                                     46,913         99,448
Royal Bank of Scotland Group                              14,434        405,585
Scottish Hydro                                            18,916        195,102
Shell Transport & Trading Company PLC                     63,127        417,371
Tesco PLC                                                 73,826        267,544
Vodafone Group PLC                                       209,753        410,841
                                                                    -----------
                                                                      5,792,730
UNITED STATES - 49.06%
Allergan, Inc.                                             8,900        686,190
American International Group, Inc. *                       6,900        380,742
American Standard Companies, Inc. *                        6,200        458,366
Anthem, Inc. *                                             5,500        424,325
Baxter International, Inc.                                 6,500        169,000
Biomet, Inc. *                                             3,900        111,774
Bristol-Myers Squibb Company *                            17,100        464,265
Burlington Northern Santa Fe Corp. *                      26,200        745,128
Cephalon, Inc. * (a)                                       5,700        234,612
Citigroup, Inc. *                                         23,000        984,400
CMS Energy Corp. * (a)                                    11,600         93,960
Computer Sciences Corp. *                                  2,800        106,736
ConocoPhillips *                                           6,800        372,640
Consolidated Edison, Inc. *                                5,600        242,368
Continental Airlines, Inc., Class B *                      6,100         91,317
Costco Wholesale Corp. *                                   9,900        362,340
Delta Air Lines, Inc. * (a)                               10,700        157,076
Dominion Resources, Inc. *                                 3,000        192,810
Dow Chemical Company *                                     8,200        253,872
Eastman Chemical Company *                                 4,300        136,181
Entergy Corp. *                                            5,300        279,734
Exelon Corp. *                                             8,700        520,347
Exxon Mobil Corp. *                                        8,800        316,008
Federal Home Loan Mortgage Corp.                          10,300        522,931
First Data Corp. *                                         7,800        323,232
FirstEnergy Corp. *                                       12,200        469,090
FleetBoston Financial Corp. *                             10,300        306,013
Genzyme Corp. *                                            3,100        129,580
Greenpoint Financial Corp. *                              13,400        682,596
Hartford Financial Services Group, Inc. *                  4,900        246,764
Hewlett-Packard Company *                                 16,900        359,970
Illinois Tool Works, Inc. *                                8,500        559,725
IMC Global, Inc. *                                        13,800         92,598
J.P. Morgan Chase & Company *                             19,400        663,092
Johnson & Johnson *                                       16,300        842,710
Johnson Controls, Inc.                                     2,400        205,440
Kerr-McGee Corp. *                                         2,400        107,520
Kimberly-Clark Corp. *                                     7,100        370,194
Linear Technology Corp. *                                  7,700        248,017
Martin Marietta Materials, Inc. *                          9,200        309,212
Masco Corp. *                                             24,300        579,555
McGraw-Hill Companies, Inc. *                              3,000        186,000
MeadWestvaco Corp. *                                       6,600        163,020
Mellon Financial Corp. *                                  10,000        277,500
Microsoft Corp.                                           29,300        750,373
Morgan Stanley *                                          10,400        444,600
Motorola, Inc. *                                          25,000        235,750
Newell Rubbermaid, Inc. *                                 13,200        369,600
Nextel Communications, Inc., Class A *                    60,600      1,095,648
Omnicom Group, Inc. *                                      9,000        645,300
Pentair, Inc. *                                            6,900        269,514
PNC Financial Services Group *                             5,300        258,693
Progress Energy, Inc. *                                    5,200        228,280
Progress Energy, Inc., CVO *                                 200             90
RadioShack Corp. *                                         7,600        199,956
SBC Communications, Inc. *                                10,700        273,385
Sempra Energy *                                            8,600        245,358
SICOR, Inc. *                                             20,800        423,072
Texas Instruments, Inc. *                                  8,700        153,120
The Interpublic Group of Companies, Inc. *                10,500        140,490
The TJX Companies, Inc. *                                  9,500        178,980
UBS Emerging Markets Debt Fund * (c)                      33,211      1,350,183
UBS Emerging Markets Equities Fund * (c)                 312,589      2,919,741
UBS High Yield Fund * (c)                                117,975      1,799,557
United Technologies Corp. *                                6,900        488,727
UnitedHealth Group, Inc. *                                15,200        763,800
Viacom, Inc., Class B *                                   10,300        449,698
Viad Corp. *                                               6,800        152,252
Wells Fargo & Company *                                   16,600        836,640
Wyeth *                                                   10,900        496,495
                                                                    -----------
                                                                     30,598,252
TOTAL COMMON STOCK
(Cost: $47,804,458)                                                 $49,444,601
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES        VALUE
                                                           ------        -----
PREFERRED STOCK - 0.12%
AUSTRALIA - 0.12%
News Corp., Ltd. - Limited
  Voting Shares                                            11,655      $  71,919
                                                                       ---------
TOTAL PREFERRED STOCK
(Cost: $68,330)                                                        $  71,919
                                                                       ---------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
U.S. TREASURY OBLIGATIONS - 5.41%
U.S. TREASURY BONDS - 0.47%
6.25% due 05/15/2030                                   $  235,000    $  292,557
                                                                     ----------
U.S. TREASURY NOTES - 4.94%
1.625% due 03/31/2005 - 04/30/2005                        575,000       578,892
2.00% due 11/30/2004                                      150,000       151,781
3.00% due 02/15/2008                                    1,855,000     1,908,838
4.375% due 08/15/2012                                     415,000       444,974
                                                                     ----------
                                                                      3,084,485
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $3,328,076)                                                   $3,377,042
                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.89%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.57%
5.50% due 04/01/2018                                      768,566       797,180
6.00% due 01/01/2033                                      776,393       804,995
                                                                     ----------
                                                                      1,602,175
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.32%
6.00% due 06/01/2023                                      491,839       512,831
6.50% due 12/01/2028                                      845,736       883,150
7.00% due 05/01/2033                                       49,959        52,613
                                                                     ----------
                                                                      1,448,594
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $3,060,006)                                                   $3,050,769
                                                                     ----------

FOREIGN GOVERNMENT OBLIGATIONS - 3.61%
COMMONWEALTH OF AUSTRALIA - 0.24%
5.75 % due 06/15/2011                              AUD     35,000        24,706
10.00% due 02/15/2006                                     160,000       121,936
                                                                     ----------
                                                                        146,642
GOVERNMENT OF CANADA - 0.33%
5.50% due 06/01/2009                               CAD    255,000       202,890
                                                                     ----------
KINGDOM OF DENMARK - 0.11%
4.00% due 08/15/2008                               DKK    440,000        70,723
                                                                     ----------
GOVERNMENT OF FINLAND - 0.09%
5.75% due 02/23/2011                               EUR     45,000        59,223
                                                                     ----------
GOVERNMENT OF FRANCE - 0.57%
3.50% due 07/12/2004                                       70,000        81,737
5.00% due 10/25/2016                                       14,000        17,368
5.50% due 04/25/2007                                       70,000        88,408
5.50% due 04/25/2029                                       36,000        46,854
5.50% due 04/25/2010                                       69,000        89,209
8.50% due 10/25/2019                                       17,000        28,843
                                                                     ----------
                                                                        352,419
FEDERAL REPUBLIC OF GERMANY - 0.71%
2.50% due 03/18/2005                                       48,000        55,546
5.00% due 07/04/2012                                       56,000        70,321
6.00% due 01/05/2006                                       81,000       101,388
6.00% due 01/04/2007                                       77,000        98,391
6.50% due 07/04/2027                                       38,000        54,965
6.75% due 05/13/2004                                       54,000        64,620
                                                                     ----------
                                                                        445,231
REPUBLIC OF ITALY - 0.78%
3.25% due 04/15/2004                                      129,000       149,866
5.00% due 05/01/2008                               EUR     38,000        47,644
5.25% due 11/01/2029                                       66,000        81,329
5.50% due 11/01/2010                                       63,000        81,698
8.75% due 07/01/2006                                       92,000       124,924
                                                                     ----------
                                                                        485,461
GOVERNMENT OF MEXICO - 0.05%
8.125% due 12/30/2019                                  $   25,000        28,500
                                                                     ----------
GOVERNMENT OF NETHERLANDS - 0.14%
5.00% due 07/15/2011                               EUR     70,000        88,247
                                                                     ----------
GOVERNMENT OF SPAIN - 0.39%
3.25% due 01/31/2005                                       75,000        87,822
4.25% due 10/31/2007                                       54,000        65,958
4.75% due 07/30/2014                                       35,000        43,278
5.15% due 07/30/2009                                       24,000        30,410
6.00% due 01/31/2029                                       13,000        17,813
                                                                     ----------
                                                                        245,281
KINGDOM OF SWEDEN - 0.12%
8.00% due 08/15/2007                               SEK    500,000        73,301
                                                                     ----------
GOVERNMENT OF UNITED KINGDOM - 0.08%
8.00% due 09/27/2013                               GBP     24,000        52,165
                                                                     ----------
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS
(Cost: $2,174,889)                                                   $2,250,083
                                                                     ----------

CORPORATE BONDS - 3.48%
JAPAN - 0.11%
SMFG Finance,
  2.25% due 07/11/2005                             JPY  9,000,000        69,917
                                                                     ----------
UNITED STATES - 3.37%
Anheuser Busch Company, Inc.,
  9.00% due 12/01/2009                                 $   25,000        33,350
AOL Time Warner, Inc.,
  7.625% due 04/15/2031                                    30,000        34,623
Avon Products, Inc.,
  7.15% due 11/15/2009                                     25,000        30,269
Bank of America Corp.,
  7.40% due 01/15/2011                                     40,000        49,144
Bank One Corp.,
  7.875% due 08/01/2010                                    35,000        43,641
Bombardier Capital, Inc., MTN,
  6.125% due 06/29/2006                                    25,000        25,562
Burlington Northern Santa Fe Corp.,
  7.082% due 05/13/2029                                    25,000        29,376
Cendant Corp.,
  6.875% due 08/15/2006                                    25,000        27,964
Centex Corp.,
  9.75% due 06/15/2005                                     25,000        28,544
Citigroup, Inc.,
  7.25% due 10/01/2010                                     45,000        54,523
Citizens Communications Company,
  9.25% due 05/15/2011                                     25,000        32,349

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                          ------        -----
UNITED STATES - CONTINUED
Comcast Cable Communications,
  6.75% due 01/30/2011                                  $  25,000    $    28,697
Countrywide Funding Corp., MTN,
  3.25% due 05/21/2008                                     25,000         25,071
Credit Suisse First Boston USA, Inc.,
  6.50% due 01/15/2012                                     25,000         28,689
DLJ Commercial Mortgage Corp.,
  Series A1A, FRN 6.08% due
  03/10/2032                                              174,903        189,222
  Series A1B, 6.46% due 03/10/2032                        150,000        173,968
Eop Operating, LP,
  7.00% due 07/15/2011                                     25,000         29,014
Erac USA Finance Co.,
  7.35% due 06/15/2008                                     55,000         64,366
European Investment Bank,
  4.875% due 09/06/2006                                    25,000         27,089
First Union National Bank,
  7.80% due 08/18/2010                                     35,000         43,427
Ford Motor Company,
  7.45% due 07/16/2031                                     40,000         36,643
Ford Motor Credit Company,
  5.80% due 01/12/2009                                     35,000         34,785
General Electric Capital Corp., MTN,
  Series A, 6.00% due 06/15/2012                           95,000        107,233
General Motors Acceptance Corp.,
  6.875% due 09/15/2011                                    25,000         25,083
  8.00% due 11/01/2031                                     30,000         29,435
Goldman Sachs Group Inc.,
  6.875% due 01/15/2011                                    25,000         29,499
Household Finance Corp.,
  6.75% due 05/15/2011                                     30,000         34,841
Intermediate American Development Bank,
  5.75% due 02/26/2008                                     25,000         28,585
International Bank For
  Reconstruction & Development, 4.375% due
  09/28/2006                                               30,000         32,428
Kraft Foods, Inc.,
  5.625% due 11/01/2011                                    25,000         27,242
Morgan Stanley Dean Witter,
  6.75% due 04/15/2011                                     40,000         46,787
Morgan Stanley Dean Witter Capital,
  Class A1, 7.42% due 11/15/2036                          159,499        180,991
  Class A2, 7.57% due 12/15/2009                          150,000        183,069
Pemex Project Funding Master Trust,
  8.00% due 11/15/2011                                     30,000         34,350
Phillips Petroleum Company,
  8.75% due 05/25/2010                                     25,000         32,539
Rio Tinto Finance USA, Ltd.,
  2.625% due 09/30/2008                                    25,000         24,542
Safeway, Inc.,
  3.80% due 08/15/2005                                     25,000         25,665
Sprint Capital Corp.,
  8.375% due 03/15/2012                                    25,000         29,933
The Kroger Company,
  7.50% due 04/01/2031                                     25,000         29,651
Unilever Capital,
  7.125% due 11/01/2010                                    25,000         30,289
USA Education, Inc.,
  5.625% due 04/10/2007                                    25,000         27,747
Verizon New England, Inc.,
  6.50% due 09/15/2011                                     25,000         29,008
Wells Fargo Bank NA,
  6.45% due 02/01/2011                                     35,000         41,266
                                                                     -----------
                                                                       2,100,499

TOTAL CORPORATE BONDS
(Cost: $2,124,559)                                                   $ 2,170,416
                                                                     -----------

ASSET BACKED SECURITIES - 0.36%
UNITED STATES - 0.36%
Comed Transitional Funding Trust, Series
 1998-1, Class A7, 5.74% due 12/25/2010                   200,000        226,650
                                                                     -----------
TOTAL ASSET BACKED SECURITIES
(Cost: $225,313)                                                     $   226,650
                                                                     -----------
SHORT TERM INVESTMENTS - 0.80%
Navigator Securities Lending Trust,
  1.14%                                                 $ 498,500    $   498,500
                                                                     -----------
REPURCHASE AGREEMENTS - 2.04%
Repurchase Agreement with State
  Street Corp. dated 06/30/2003
  at 0.40% to be repurchased at
  $1,273,014 on 07/01/2003,
  collateralized by $1,045,000 U.S.
  Treasury Bonds, 6.25% due
  08/15/2023 (valued at $1,299,719,
  including interest).                                  1,273,000    $ 1,273,000
                                                                     -----------
TOTAL INVESTMENTS (GLOBAL ALLOCATION
TRUST)(Cost: $60,557,131)                                            $62,362,980
                                                                     ===========
The Trust had the following five top industry
concentrations at June 30, 2003 (as a percentage
of total value of investments):

Mutual Funds                                                 9.73%
Financial Services                                           8.09%
Banking                                                      7.76%
Pharmaceuticals                                              4.10%
Electric Utilities                                           3.70%

HIGH YIELD TRUST

                                                          SHARES        VALUE
                                                          ------        -----
COMMON STOCK - 0.19%
INTERNET CONTENT - 0.03%
Globix Corp. *                                             83,945     $  230,849
                                                                      ----------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.16%
Song Networks Holding AB                                  255,233      1,197,123
Song Networks Holdings AB, ADR *                           29,128          1,011
Viatel Holding (Bermuda), Ltd. *                           10,147          5,074
                                                                      ----------
                                                                       1,207,225
TELEPHONE - 0.00%
Ventelo *                                                  35,092              0
XO Communications, Inc. *                                   4,585         33,241
                                                                      ----------
                                                                          33,241

TOTAL COMMON STOCK
(Cost: $11,070,178)                                                   $1,471,315
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                             SHARES                    VALUE
                                                                                             ------                    -----
PREFERRED STOCK - 2.23%
BROADCASTING - 1.10%
CSC Holdings, Inc., Series M                                                                48,250                  $ 4,945,625
Paxson Communications Corp. JR CRT PIK *                                                        28                      248,613
Paxson Communications Corp. JR EXEC PIK *                                                      324                    3,199,500
                                                                                                                    -----------
                                                                                                                      8,393,738

ELECTRONICS - 0.37%
TNP Enterprises, Inc., Series D *                                                           36,820                    2,770,705
                                                                                                                    -----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.76%
Broadwing Communications, Inc., Series B *                                                   4,405                      759,863
Dobson Communications Corp. *                                                                2,711                    2,663,557
Intermedia Communications, Inc, Series B *  (a)                                                970                       31,525
McLeodUSA, Inc., Class A *                                                                  16,663                      120,640
NEXTEL Communications, Inc., Series D *  (a)                                                20,880                    2,221,110
Song Networks Holding AB *                                                                  27,635                            0
                                                                                                                    -----------
                                                                                                                      5,796,695

TOTAL PREFERRED STOCK
(Cost: $21,940,188)                                                                                                 $16,961,138
                                                                                                                    -----------

WARRANTS - 0.01%
BROADCASTING - 0.00%
Paxson Communications Corp., (Expiration date 06/30/2003;
    strike price $16.00) *                                                                     832                        2,496
XM Satellite Radio, Inc., (Expiration date 03/15/2010;
    strike price $49.50) *                                                                   1,295                        7,770
                                                                                                                    -----------
                                                                                                                         10,266

ELECTRONICS - 0.00%
TNP Enterprises, Inc., (Expiration date 04/01/2011; strike price $0.01) *                    1,975                           20
                                                                                                                    -----------

STEEL - 0.00%
Republic Technologies International LLC, Class D,
    (Expiration date 07/15/2009; strike price $.01) *                                        1,315                           13
                                                                                                                    -----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
Maxcom Telecomunicaciones SA de CV, (Expiration date
    04/01/2007; strike price $0.01) *                                                        1,675                          167
McLeodUSA, Inc., (Expiration date 04/16/2007; strike price $ 1.354) *                       36,926                       15,417
                                                                                                                    -----------
                                                                                                                         15,584

TELEPHONE - 0.01%
Occidente y Caribe Celular SA, (Expiration date 03/15/2004; strike
    price $1.00) *                                                                          15,400                          154

XO Communications, Inc., Class A,
   (Expiration date 01/16/2010; strike price $6.25) *                                        9,172                       23,847
   Class B, (Expiration date 01/16/2010; strike price $7.50) *                               6,878                       11,005
   Class C, (Expiration date 01/16/2010; strike price $10.00)                                6,878                        3,783
                                                                                                                    -----------
                                                                                                                         38,789

TOTAL WARRANTS
(Cost: $224,646)                                                                                                    $    64,672
                                                                                                                    -----------

                                                                                        PRINCIPAL
                                                                                         AMOUNT                         VALUE
                                                                                         ------                         -----
FOREIGN GOVERNMENT OBLIGATIONS - 16.95%
FEDERAL REPUBLIC OF BRAZIL - 4.25%
2.188% due 04/15/2012                                                                  $ 2,400,000                  $ 1,848,000
8.00% due 04/15/2014                                                                    15,189,442                   13,295,319
8.875% due 04/15/2024                                                                      525,000                      405,562
10.00% due 01/16/2007                                                                    4,000,000                    4,110,000
10.125% due 05/15/2027                                                                     675,000                      587,587
11.00% due 01/11/2012 - 08/17/2040                                                       5,250,000                    4,881,375
11.50% due 03/12/2008                                                                    3,200,000                    3,352,000
12.00% due 04/15/2010                                                                       25,000                       26,038
12.25% due 03/06/2030                                                                    3,875,000                    3,894,375
                                                                                                                    -----------
                                                                                                                     32,400,256

NATIONAL REPUBLIC OF BULGARIA - 0.45%
8.25% due 01/15/2015                                                                     2,000,000                    2,362,600
FRN 7.0625% due 07/28/2024                                                               1,100,000                    1,074,150
                                                                                                                    -----------
                                                                                                                      3,436,750

REPUBLIC OF COLOMBIA - 0.95%
10.00% due 01/23/2012                                                                    4,000,000                    4,480,000
11.75% due 02/25/2020                                                                    1,025,000                    1,276,125
9.75% due 04/23/2009                                                                     1,250,000                    1,443,750
                                                                                                                    -----------
                                                                                                                      7,199,875

GOVERNMENT OF COSTA RICA - 0.20%
9.00% due 03/01/2011                                                                     1,350,000                    1,522,656
                                                                                                                    -----------

REPUBLIC OF ECUADOR - 0.94%
12.00% due 11/15/2012                                                                    5,000,000                    4,300,000
5.00% due 08/15/2030                                                                     4,475,000                    2,864,000
                                                                                                                    -----------
                                                                                                                      7,164,000

GOVERNMENT OF MEXICO - 3.52%
6.625% due 03/03/2015                                                                    3,200,000                    3,400,000
7.50% due 04/08/2033                                                                     8,000,000                    8,484,000
8.30% due 08/15/2031                                                                     1,650,000                    1,899,975
8.375% due 01/14/2011                                                                    2,810,000                    3,366,380
11.375% due 09/15/2016                                                                   1,500,000                    2,182,500
11.50% due 05/15/2026                                                                    5,000,000                    7,455,000
                                                                                                                    -----------
                                                                                                                     26,787,855

GOVERNMENT OF MOROCCO - 0.75%
FRN  2.1875% due 01/01/2009                                                              6,000,000                    5,730,000
                                                                                                                    -----------

REPUBLIC OF PANAMA - 0.87%
8.875% due 09/30/2027                                                                    2,500,000                    2,725,000
9.375% due 04/01/2029                                                                    3,375,000                    3,898,125
                                                                                                                    -----------
                                                                                                                      6,623,125

REPUBLIC OF PERU - 0.38%
9.125% due 01/15/2008 - 02/21/2012
                                                                                         2,700,000                    2,916,200
                                                                                                                    -----------
                                                                                                                      2,916,200

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                        PRINCIPAL
                                                                                          AMOUNT                      VALUE
                                                                                          ------                      -----
REPUBLIC OF PHILLIPINES - 0.80%
10.625% due 03/16/2025                                                                 $ 5,250,000                 $  6,109,687
                                                                                                                   ------------

GOVERNMENT OF RUSSIA - 3.15%
5.00%, step up to 7.50% on 3/31/2007 due 03/31/2030                                     10,000,000                    9,810,500
8.25% due 03/31/2010                                                                    11,700,000                   13,557,960
10.00% due 06/26/2007                                                                      550,000                      669,900
                                                                                                                   ------------
                                                                                                                     24,038,360

REPUBLIC OF TURKEY - 0.69%
11.00% due 01/14/2013                                                                    5,200,000                    5,245,500
                                                                                                                   ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $127,187,654)                                                                                               $129,174,264
                                                                                                                   ------------

CORPORATE BONDS - 65.67%
ADVERTISING - 0.56%
RH Donnelley Finance Corp., Series
   I, 10.875% due 12/15/2012                                                             1,425,000                    1,660,125
Vertis Inc.,
    9.75% due 04/01/2009                                                                 2,500,000                    2,600,000
                                                                                                                     ----------
                                                                                                                      4,260,125

AEROSPACE - 0.51%
Sequa Corp.,
    8.875% due 04/01/2008 (a)                                                            3,750,000                    3,918,750
                                                                                                                     ----------

AIR TRAVEL - 0.20%
Air Canada ,
    10.25% due 03/15/2011 (a)                                                            3,340,000                    1,503,000
                                                                                                                     ----------

APPAREL & TEXTILES - 0.70%
Interface, Inc.,
    10.375% due 02/01/2010                                                               2,700,000                    2,592,000
Levi Strauss & Company,
    11.625% due 01/15/2008 (a)                                                           1,300,000                    1,114,750
    12.25% due 12/15/2012                                                                1,925,000                    1,602,563
                                                                                                                     ----------
                                                                                                                      5,309,313

AUTO PARTS - 1.48%
ArvinMeritor, Inc.,
    8.75% due 03/01/2012                                                                   865,000                      968,800
Collins & Aikman Products,
    10.75% due 12/31/2011                                                                2,115,000                    1,861,200
CSK Auto Inc.,
    12.00% due 06/15/2006                                                                1,000,000                    1,110,000
Eagle-Picher Industries,  Inc.,
    9.375% due 03/01/2008                                                                1,800,000                    1,683,000
Lear Corp., Series B,
    8.11% due 05/15/2009 (a)                                                             2,515,000                    2,879,675
TRW Automotive Inc.,
    9.375% due 02/15/2013                                                                2,580,000                    2,799,300
                                                                                                                     ----------
                                                                                                                     11,301,975

AUTOMOBILES - 0.52%
General Motors Corp.,
  7.125% due 07/15/2013                                                                  2,550,000                    2,545,920
  8.375% due 07/15/2033                                                                    475,000                      473,955
Sonic Automotive, Inc.
  11.00% due 08/01/2008 (a)                                                                910,000                      964,600
                                                                                                                     ----------
                                                                                                                      3,984,475

BROADCASTING - 3.65%
Callahan Nordrhein Westfalen,
    14.00% due 07/15/2010                                                                4,800,000                      192,000
Charter Communications Holdings,
    zero coupon, Step up to 11.75% on 1/15/2005 due 01/15/2010                             700,000                      413,000
    zero coupon, Step up to 11.75% on 05/15/2006 due 05/15/2011* (a)                     4,525,000                    2,285,125
    zero coupon, step up to 13.50% on 01/15/2006 due 01/15/2011                          1,900,000                      988,000
    8.25% due 04/01/2007                                                                 2,000,000                    1,540,000
    8.625% due 04/01/2009 (a)                                                            1,500,000                    1,080,000
   10.25% due 01/15/2010 (a)                                                             1,400,000                    1,057,000
   10.75% due 10/01/2009                                                                 1,850,000                    1,433,750
CSC Holdings, Inc.,
    7.25% due 07/15/2008                                                                 3,100,000                    3,100,000
    Series B, 8.125% due 0707/15/2009                                                      320,000                      330,400
    9.875% due 02/15/2013 (a)                                                              855,000                      893,475
    10.50% due 05/15/2016 (a)                                                              640,000                      697,600
Nexstar Finance Holdings LLC,
    zero coupon, step up to 11.375% on 4/1/2008 due
    04/01/2013                                                                             625,000                      416,406
Nextmedia Operating, Inc.,
    10.75% due 07/01/2011                                                                2,560,000                    2,867,200
Pegasus Communications Corp.,
    Series B, 9.75% due 12/01/2006                                                         395,000                      359,450
    Series B, 12.50% due 08/01/2007 (a)                                                    480,000                      441,600
Pegasus Satellite Communications,
    zero coupon, step up to 13.5% on 03/01/2004 due 03/01/2007 (a)                         600,000                      501,000
    12.375% due 08/01/2006                                                                 530,000                      495,550
Salem Communications Holding Corp.,
    9.00% due 07/01/2011 (a)                                                             3,020,000                    3,250,275
Susquehanna Media Company,
    7.375% due 04/15/2013                                                                  500,000                      525,000
Telewest Communications PLC,
    Step up to 9.875% on 04/15/2004 due 04/15/2009                                       3,345,000                    2,018,068
    9.875% due 02/01/2010 (a)                                                              650,000                      235,625
Vivendi Universal, SA,
    9.25% due 04/15/2010                                                                 2,390,000                    2,718,625
                                                                                                                     ----------
                                                                                                                     27,839,149

BUILDING MATERIALS & CONSTRUCTION - 0.15%
Brand Services, Inc.,
    12.00% due 10/15/2012                                                                1,005,000                    1,145,700
                                                                                                                     ----------

BUSINESS SERVICES - 0.88%
Encompass Services Corp.,
    10.50% due 05/01/2009                                                                1,300,000                       17,875
Interep National Radio Sales, Inc.,
    Series B, Class A, 10.00% due 07/01/2008                                             2,878,000                    2,446,300
Iron Mountain, Inc.,
    7.75% due 01/15/2015                                                                 1,821,000                    1,925,707
    8.625% due 04/01/2013                                                                2,135,000                    2,284,450
                                                                                                                     ----------
                                                                                                                      6,674,332

CABLE AND TELEVISION - 0.96%
AOL Time Warner, Inc.,
    6.875% due 05/01/2012                                                                  923,000                    1,053,712
Avalon Cable Holding Finance,
    zero coupon, step up to 11.875% on 12/1/2003 due
    12/01/2008                                                                             605,000                      578,531
DirecTV Holdings LLC,
    8.375% due 03/15/2013                                                                3,145,000                    3,506,675

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                        PRINCIPAL
                                                                                          AMOUNT                        VALUE
                                                                                          ------                        -----
CABLE AND TELEVISION - CONTINUED
Mediacom Broadband LLC,
    11.00% due 07/15/2013 (a)                                                           $1,675,000                   $1,863,437
Renaissance Media Group, LLC,
    10.00% due 04/15/2008                                                                  285,000                      281,438
                                                                                                                     ----------
                                                                                                                      7,283,793

CELLULAR COMMUNICATIONS - 1.75%
Alamosa Delaware, Inc.,
    13.625% due 08/15/2011                                                               2,500,000                    2,100,000
Alamosa Holdings, Inc.,
    zero coupon, step up to 12.875% on 2/15/2005 due 02/15/2010                          1,850,000                    1,073,000
American Tower Corp
   Class A, 6.25% due 10/15/2009                                                         4,140,000                    3,829,500
    9.375% due 02/01/2009  (a)                                                           1,400,000                    1,407,000
Crown Castle International Corp.
    9.375% due 08/01/2011 (a)                                                            4,750,000                    4,940,000
                                                                                                                     ----------
                                                                                                                     13,349,500

CHEMICALS - 4.37%
Acetex Corp.,
    10.875% due 08/01/2009                                                               1,215,000                    1,350,169
Avecia Group PLC
    11.00% due 07/01/2009 (a)                                                            1,655,000                    1,497,775
Equistar Chemicals LP,
    10.125% due 09/01/2008 (a)                                                           2,800,000                    2,884,000
    10.625% due 05/01/2011                                                               1,335,000                    1,368,375
Ethyl Corp.,
    8.875% due 05/01/2010                                                                  675,000                      688,500
FMC Corp.,
    10.25% due 11/01/2009                                                                1,150,000                    1,293,750
Huntsman Advanced Materials LLC,
    11.00% due 07/15/2010                                                                2,425,000                    2,522,000
Huntsman ICI Chemicals,
    10.125% due 07/01/2009                                                               1,200,000                    1,287,130
    10.125% due 07/01/2009 (a)                                                           4,220,000                    4,051,200
Huntsman International LLC,
    9.875% due 03/01/2009                                                                  415,000                      431,600
ISP Chemco, Inc., Series B
   10.25% due 07/01/2011 (a)                                                             1,235,000                    1,395,550
ISP Holdings, Inc., Series B,
    10.625% due 12/15/2009                                                               3,195,000                    3,394,687
Lyondell Chemical Company,
    9.50% due 12/15/2008                                                                 1,600,000                    1,520,000
    Series A, 9.625% due 05/01/2007                                                      1,700,000                    1,666,000
    Series B, 9.875% due 05/01/2007                                                      1,400,000                    1,372,000
Methanex Corp.,
    8.75% due 08/15/2012                                                                 2,250,000                    2,520,000
Millennium America, Inc.,
    7.00% due 11/15/2006 (a)                                                               890,000                      898,900
    9.25% due 06/15/2008                                                                 1,695,000                    1,822,125
Rhodia SA,
    7.625% due 06/01/2010                                                                1,250,000                    1,321,875
                                                                                                                     ----------
                                                                                                                     33,285,636

CONSTRUCTION MATERIALS - 0.07%
Nortek Holdings, Inc., Series B,
    9.25% due 03/15/2007                                                                   530,000                      545,900
                                                                                                                     ----------

CONTAINERS & GLASS - 1.50%
Anchor Glass Container Corp.,
   11.00% due 02/15/2013                                                                   750,000                      819,375
Owens Brockway Glass Container, 8.75% due 11/15/2012                                       935,000                    1,014,475
Owens-Illinois, Inc., Series 2008
    7.35% due 05/15/2008 (a)                                                             1,025,000                    1,025,000
    Series 2010, 7.50% due 05/15/2010                                                    3,910,000                    3,831,800
Pliant Corp.,
   13.00% due 06/01/2010                                                                 2,545,000                    2,392,300
Riverwood International Corp.,
   10.625% due 08/01/2007                                                                  500,000                      518,750
   10.875% due 04/01/2008                                                                1,780,000                    1,824,500
                                                                                                                     ----------
                                                                                                                     11,426,200

COSMETICS & TOILETRIES - 0.38%
Johnsondiversey, Inc.,
    9.625% due 05/15/2012                                                                2,565,000                    2,866,388
                                                                                                                     ----------

CRUDE PETROLEUM & NATURAL GAS - 0.80%
Chesapeake Energy Corp.,
    8.125% due 04/01/2011                                                                5,625,000                    6,060,938
                                                                                                                     ----------

DOMESTIC OIL - 1.44%
Houston Exploration Company,
    7.00% due 06/15/2013                                                                 5,000,000                    5,162,500
Magnum Hunter Resources, Inc.,
    9.60% due 03/15/2012                                                                 1,525,000                    1,677,500
Stone Energy Corp.,
    8.25% due 12/15/2011                                                                 2,050,000                    2,162,750
Swift Energy Company,
    9.375% due 05/01/2012                                                                1,300,000                    1,413,750
Westport Resources Corp.,
    8.25% due 11/01/2011                                                                   535,000                      585,825
                                                                                                                     ----------
                                                                                                                     11,002,325

DRUGS & HEALTH CARE - 0.47%
Columbia/HCA Healthcare Corp.,
    6.91% due 06/15/2005                                                                   780,000                      827,495
    7.69% due 06/15/2025                                                                 1,000,000                    1,040,053
Omnicare, Inc., Series B,
    8.125% due 03/15/2011                                                                1,585,000                    1,719,725
                                                                                                                     ----------
                                                                                                                      3,587,273

ELECTRICAL EQUIPMENT - 0.87%
BRL Universal Equipment,
    8.875% due 02/15/2008                                                                3,660,000                    3,971,100
Wesco Distribution, Inc.,
    9.125% due 06/01/2008                                                                2,850,000                    2,657,625
                                                                                                                     ----------
                                                                                                                      6,628,725

ELECTRIC UTILITIES - 2.88%
AES Corp.,
    8.875% due 02/15/2011 (a)                                                              340,000                      332,350
    9.375% due 09/15/2010                                                                  370,000                      371,850
   10.25% due 07/15/2006                                                                 3,550,000                    3,514,500
Avon Energy Partners Holdings,
    7.05% due 12/11/2007                                                                 1,350,000                    1,157,625
Calpine Corp.,
    8.50% due 05/01/2008                                                                 6,205,000                    4,839,900
    8.50% due 02/15/2011  (a)                                                            2,860,000                    2,145,000
Edison Mission Energy,
    7.73% due 06/15/2009                                                                 1,200,000                    1,026,000
    9.875% due 04/15/2011 (a)                                                            1,000,000                      925,000
   10.00% due 08/15/2008                                                                 3,550,000                    3,354,750
IPALCO Enterprises,  Inc.,
    7.625% due 11/14/2011                                                                  780,000                      854,100
Mirant Americas Generation LLC,
    8.50% due 10/01/2021                                                                 2,275,000                    1,308,125

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                        PRINCIPAL
                                                                                          AMOUNT                       VALUE
                                                                                          ------                       -----
ELECTRIC UTILITIES - CONTINUED
Reliant Resources, Inc.,
    9.50% due 07/15/2013                                                               $ 2,100,000                  $ 2,115,750
                                                                                                                    -----------
                                                                                                                     21,944,950
ELECTRONICS - 0.75%
Flextronics International, Ltd.,
    9.875% due 07/01/2010 (a)                                                            2,445,000                    2,677,275
Muzak LLC/ Muzak Finance Corp.,
    9.875% due 03/15/2009 (a)                                                            3,195,000                    3,035,250
                                                                                                                    -----------
                                                                                                                      5,712,525

ENERGY - 0.36%
Dynegy Holdings, Inc.,
    6.875% due 04/01/2011                                                                3,260,000                    2,738,400
                                                                                                                    -----------

FINANCIAL SERVICES - 3.15%
Istar Financial, Inc.,
    8.75% due 08/15/2008                                                                 2,195,000                    2,392,550
Pemex Project Funding Master Trust, 9.125% due 10/13/2010                                1,400,000                    1,694,000
Targeted Return Index Securities Trust, 8.665% due 05/15/2013                           15,640,000                   16,832,550
Ucar Finance, Inc.,
   10.25% due 02/15/2012                                                                 3,180,000                    3,116,400
                                                                                                                    -----------
                                                                                                                     24,035,500

FOOD & BEVERAGES - 1.92%
Ahold Finance USA, Inc.,
    8.25% due 07/15/2010 (a)                                                             4,300,000                    4,407,500
Del Monte Foods Company,
    8.625% due 12/15/2012                                                                  600,000                      636,000
Delhaize America, Inc.,
    8.125% due 04/15/2011                                                                3,595,000                    3,936,525
Michael Foods, Inc., Series B,
   11.75% due 04/01/2011                                                                 1,645,000                    1,891,750
Nash Finch Company, Series 2008,
    8.50% due 05/01/2008                                                                 3,900,000                    3,763,500
                                                                                                                    -----------
                                                                                                                     14,635,275

FOREST PRODUCTS - 0.50%
Millar Western Forest,
    9.875% due 05/15/2008                                                                  500,000                      520,000
Tembec Industries, Inc.,
    7.75% due 03/15/2012                                                                 1,270,000                    1,231,900
    8.50% due 02/01/2011 (a)                                                             2,045,000                    2,024,550
                                                                                                                    -----------
                                                                                                                      3,776,450

GAS & PIPELINE UTILITIES - 2.52%
Dynegy Holdings, Inc.  (a),
    7.625% due 10/15/2026                                                                  600,000                      489,000
El Paso Corp., MTN,
    7.75% due 01/15/2032                                                                 1,000,000                      842,500
    7.80% due 08/01/2031                                                                 4,000,000                    3,370,000
Gulfterra Energy Partners LP,
    8.50% due 06/01/2010                                                                   780,000                      834,600
   10.625% due 12/01/2012 (a)                                                            3,205,000                    3,701,775
Northwest Pipeline Corp.,
    8.125% due 03/01/2010                                                                  535,000                      575,125
Southern Natural Gas Company,
    8.875% due 03/15/2010                                                                1,180,000                    1,286,200
Transcontinental Gas Pipe Line Corp.,
    8.875% due 07/15/2012                                                                  935,000                    1,056,550
Williams Companies, Inc.,
    7.875% due 09/01/2021                                                                2,750,000                    2,681,250
    8.75% due 03/15/2032                                                                 3,000,000                    3,120,000
    9.25% due 03/15/2004                                                                 1,210,000                    1,240,250
                                                                                                                    -----------
                                                                                                                     19,197,250

HEALTHCARE PRODUCTS - 0.87%
Dade Behring  Holdings, Inc.,
    11.91% due 10/03/2010                                                                2,050,000                    2,316,500
Fresenius Medical Care Capital Trust I,
    7.875% due 02/01/2008                                                                2,130,000                    2,241,825
Medex, Inc.,
    8.875% due 05/15/2013                                                                2,000,000                    2,075,000
                                                                                                                    -----------
                                                                                                                      6,633,325

HEALTHCARE SERVICES - 0.32%
Health Net, Inc.,
    8.375% due 04/15/2011 (a)                                                            2,000,000                    2,430,968
                                                                                                                    -----------

HOMEBUILDERS - 1.58%
KB HOME,
    7.75% due 02/01/2010                                                                 2,130,000                    2,303,062
Meritage Corp.,
    9.75% due 06/01/2011                                                                   990,000                    1,093,950
Schuler Homes, Inc.,
    9.375% due 07/15/2009                                                                2,850,000                    3,220,500
   10.50% due 07/15/2011 (a)                                                               150,000                      172,500
Toll Brothers, Inc.,
    8.25% due 02/01/2011 (a)                                                             4,730,000                    5,273,950
                                                                                                                    -----------
                                                                                                                     12,063,962
HOTELS & RESTAURANTS - 4.43%
Coast Hotels and Casinos, Inc.,
    9.50% due 04/01/2009                                                                 1,000,000                    1,070,000
Felcor Lodging, LP (a),
    9.50% due 09/15/2008                                                                 2,550,000                    2,632,875
Hilton Hotels Corp.,
    7.625% due 12/01/2012 (a)                                                              515,000                      563,925
    Series A, 7.875% due 08/01/2005                                                      4,195,000                    4,268,412
    Series B, 7.875% due 08/01/2008                                                         10,000                       10,150
    7.95% due 04/15/2007                                                                 2,910,000                    3,128,250
    Series C, 8.45% due 12/01/2008                                                         950,000                      980,875
Kerzner International,
    8.875% due 08/15/2011                                                                  750,000                      811,875
Park Place Entertainment Corp.,
    7.875% due 03/15/2010 (a)                                                              685,000                      736,375
    7.875% due 12/15/2005                                                                1,525,000                    1,626,031
    9.375% due 02/15/2007                                                                2,175,000                    2,408,813
Prime Hospitality Corp., Series B,
    8.375% due 05/01/2012 (a)                                                            2,190,000                    2,102,400
Starwood Hotels & Resort Worldwide, Inc.,
    7.375% due 05/01/2007                                                                1,010,000                    1,063,025
    7.875% due 05/01/2012                                                                4,675,000                    5,119,125
Station Casinos, Inc.,
    8.375% due 02/15/2008                                                                1,375,000                    1,485,000
    8.875% due 12/01/2008 (a)                                                            2,985,000                    3,134,250
Venetian Casino Resort LLC,
   11.00% due 06/15/2010                                                                 2,355,000                    2,655,263
                                                                                                                    -----------
                                                                                                                     33,796,644
INDUSTRIAL MACHINERY - 0.50%
Flowserve Corp. (a),
   12.25% due 08/15/2010                                                                 1,944,000                    2,264,760
NMHG Holding Company,
   10.00% due 05/15/2009                                                                 1,425,000                    1,567,500
                                                                                                                    -----------
                                                                                                                      3,832,260
INDUSTRIALS - 1.15%
Blount International, Inc.,
    7.00% due 06/15/2005                                                                 1,475,000                    1,430,750
Fisher Scientific International, Inc.,
    7.125% due 12/15/2005                                                                1,085,000                    1,133,825

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
                                                       ---------         -----
INDUSTRIALS - CONTINUED
Louisiana Pacific Corp.,
  8.875% due 08/15/2010                              $     265,000   $     303,425
  10.875% due 11/15/2008                                 1,520,000       1,732,800
NGC Corp.,
  7.125% due 05/15/2018                                  2,300,000       1,874,500
Tenet Healthcare Corp.,
  7.375% due 02/01/2013                                  1,235,000       1,191,775
The Manitowoc Company, Inc.,
  10.50% due 08/01/2012                                    995,000       1,104,450
                                                                     -------------
                                                                         8,771,525

INSURANCE - 0.87%
Aetna, Inc.,
  7.875% due 03/01/2011                                  3,145,000       3,822,056
Anthem Insurance Companies, Inc.,
  9.125% due 04/01/2010                                  2,210,000       2,782,774
                                                                     -------------
                                                                         6,604,830

INTERNATIONAL OIL - 0.53%
Vintage Petroleum, Inc.,
  7.875% due 05/15/2011                                  1,290,000       1,383,525
  8.625% due 02/01/2009                                    790,000         811,725
  9.75% due 06/30/2009                                   1,695,000       1,822,125
                                                                     -------------
                                                                         4,017,375

INTERNET CONTENT - 0.12%
Globix Corp.,
  11.00% due 05/01/2008                                    800,512         600,384
PSINet, Inc.,
  11.00% due 08/01/2009                                  1,300,000          82,875
  Series B, 10.00% due 02/15/2005                        3,053,968         194,690
                                                                     -------------
                                                                           877,949

INVESTMENT COMPANIES - 0.43%
JSG Funding PLC,
  10.125% due 10/01/2012                                 2,675,000       3,292,304
                                                                     -------------

LEISURE TIME - 2.76%
Alliance Atlantis Communicatons,
  Inc., 13.00% due 12/15/2009                            3,320,000       3,784,800
Harrahs Operating, Inc.,
  7.875% due 12/15/2005                                  2,205,000       2,397,937
  8.00% due 02/01/2011                                   2,940,000       3,544,191
Horseshoe Gaming LLC, Series B,
  8.625% due 05/15/2009                                  5,350,000       5,671,000
International Game Technology,
  8.375% due 05/15/2009                                  3,945,000       4,839,750
Town Sports International, Inc.,
  9.625% due 04/15/2011                                    785,000         820,325
                                                                     -------------
                                                                        21,058,003

MANUFACTURING - 0.27%
Tekni Plex, Inc.,
  12.75% due 06/15/2010                                  1,225,000       1,194,375
  Series B 12.75% due 06/15/2010 (a)                       891,000         868,725
                                                                     -------------
                                                                         2,063,100

MEDICAL-HOSPITALS - 1.83%
HCA-The Healthcare Company,
  8.75% due 09/01/2010                                   3,440,000       4,007,170
Psychiatric Solutions Inc.,
  10.625% due 06/15/2013                                 1,750,000       1,802,500
Tenet Healthcare Corp.,
  6.50% due 06/01/2012 (a)                               4,665,000       4,326,787
Triad Hospitals, Inc., Series B,
  8.75% due 05/01/2009                                   1,525,000       1,622,219
Vanguard Health Systems,  Inc.,
  9.75% due 08/01/2011                                   2,225,000       2,213,875
                                                                     -------------
                                                                        13,972,551

METAL & METAL PRODUCTS - 0.80%
Intermet Corp.,
  9.75% due 06/15/2009                                   1,805,000       1,732,800
Phelps Dodge Corp.,
  8.75% due 06/01/2011                                   1,525,000       1,792,978
TriMas Corp.,
  9.875% due 06/15/2012 (a)                              2,510,000       2,572,750
                                                                     -------------
                                                                         6,098,528

PAPER - 2.22%
Bowater, Inc.,
  6.50% due 06/15/2013                                   2,700,000       2,580,120
Buckeye Technologies, Inc.,
   9.25% due 09/15/2008 (a)                              2,750,000       2,736,250
Georgia Pacific Corp.,
  8.875% due 02/01/2010                                  6,200,000       6,727,000
Pacifica Papers, Inc.,
  10.00% due 03/15/2009                                  3,175,000       3,381,375
Smurfit-Stone Container,
  8.25% due 10/01/2012                                   1,425,000       1,528,312
                                                                     -------------
                                                                        16,953,057

PHARMACEUTICALS - 0.81%
AmerisourceBergen Corp.,
  8.125% due 09/01/2008                                  3,865,000       4,251,500
Athena Neurosciences, Inc.,
  7.25% due 02/21/2008                                   2,250,000       1,892,813
                                                                     -------------
                                                                         6,144,313

PUBLISHING - 1.46%
Dex Media East LLC,
  12.125% due 11/15/2012 (a)                             1,000,000       1,182,500
Hollinger Participation Trust, FRN
  12.125% due 11/15/2010                                 1,422,918       1,597,225
Houghton Mifflin Company,
  8.25% due 02/01/2011                                   1,185,000       1,250,175
  9.875% due 02/01/2013                                    995,000       1,079,575
Mail-Well I Corp., Series B,
8.75% due 12/15/2008 (a)                                 2,400,000       2,268,000
PEI Holdings, Inc.,
  11.00% due 03/15/2010                                  1,105,000       1,218,263
Primedia, Inc.,
  8.875% due 05/15/2011                                  2,400,000       2,526,000
                                                                     -------------
                                                                        11,121,738

REAL ESTATE - 0.40%
CB Richard Ellis Services, Inc.,
  11.25% due 06/15/2011 (a)                              2,875,000       3,083,438
                                                                     -------------

RETAIL TRADE - 2.11%
Cole National Group, Inc.,
  8.625% due 08/15/2007                                  1,625,000       1,576,250
Gap, Inc.,
  6.90% due 09/15/2007                                     625,000         673,437
  10.55% due 12/15/2008                                  1,215,000       1,476,225
Home Interiors & Gifts, Inc.,
  10.125% due 06/01/2008                                 2,625,000       2,664,375
J.C. Penney Company, Inc.,
  6.875% due 10/15/2015                                    350,000         327,460
  7.60% due 04/01/2007 (a)                                 385,000         404,250
  7.95% due 04/01/2017                                     445,000         440,550
  8.00% due 03/01/2010                                   1,160,000       1,215,100
  9.00% due 08/01/2012 (a)                                 970,000       1,052,450

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
                                                       ---------         -----
RETAIL TRADE - CONTINUED
Jafra Cosmetics International, Inc.,
  10.75% due 05/15/2011                              $   2,300,000   $   2,403,500
Rite Aid Corp.,
  11.25% due 07/01/2008                                  2,500,000       2,687,500
Saks, Inc.,
  9.875% due 10/01/2011                                  1,050,000       1,181,250
                                                                     -------------
                                                                        16,102,347

SANITARY SERVICES - 1.84%
Allied Waste North America, Inc.,
  7.875% due 04/15/2013                                  1,870,000       1,956,487
  Series B, 8.875% due 04/01/2008                        4,925,000       5,343,625
USA Waste Services, Inc.,
  7.125% due 10/01/2007 - 12/15/2017                     2,675,000       3,089,922
Waste Management, Inc.,
  6.875% due 05/15/2009                                  1,280,000       1,489,819
  7.375% due 08/01/2010                                  1,010,000       1,211,926
  7.65% due 03/15/2011                                     805,000         968,566
                                                                     -------------
                                                                        14,060,345

STEEL - 0.27%
National Steel Corp., Series D,
  9.875% due 03/01/2009                                  1,492,232          82,073
Oregon Steel Mills, Inc. (a), 10.00%
  due 07/15/2009                                         2,075,000       1,867,500
Republic Engineered Products LLC,
  10.00% due 08/16/2009                                    247,529          60,644
Republic Technologies International
  LLC/RTI Capital Corp., 13.75%
  due 07/15/2009                                         1,315,000          19,725
                                                                     -------------
                                                                         2,029,942

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.21%
Centennial Cellular Operating Company,
  LLC, 10.75% due 12/15/2008 (a)                           840,000         772,800
Dobson Communications Corp.,
  10.875% due 07/01/2010                                 2,498,000       2,697,840
EchoStar DBS Corp.,
  9.375% due 02/01/2009                                  6,035,000       6,434,819
Global Crossing Holdings, Ltd.,
  8.70% due 08/01/2007                                   4,315,000         194,175
  9.625% due 05/15/2008                                    940,000          42,300
Insight Midwest/Insight Capital,
  9.75% due 10/01/2009                                   1,825,000       1,929,938
NEXTEL Communications, Inc., *
  9.75% due 10/31/2007                                   2,500,000       2,587,500
  10.65% due 09/15/2007                                  4,975,000       5,136,687
RCN Corp.,
  11.125% due 10/15/2007                                 3,739,000       1,495,600
  Series B, 9.80% due 02/15/2008                         1,325,000         503,500
Satelites Mexicanos SA De CV,
  10.125% due 11/01/2004                                 3,250,000       1,495,000
Spectrasite, Inc. (a),
  8.25% due 05/15/2010                                   1,100,000       1,144,000
                                                                     -------------
                                                                        24,434,159

TELEPHONE - 3.55%
Primus Telecommunications Group, Inc.,
  Series B, 9.875% due 05/15/2008                          940,000         836,600
  11.25% due 01/15/2009                                  1,070,000         989,750
Qwest Services Corp.,
  14.00% due 12/15/2014 (a)                              9,000,000      10,440,000
Rhythms NetConnections, Inc.,
  Series B, 13.50% due 05/15/2008                        4,530,540             453
  Series B, 14.00% due 02/15/2010                        2,226,610             223
SBA Communications Corp.,
  10.25% due 02/01/2009                                  4,695,000       4,319,400
Sprint Capital Corp.,
  8.75% due 03/15/2032                                   8,000,000       9,576,192
WorldCom, Inc.,
  8.25% due 05/15/2031 (a)                               3,055,000         901,225
                                                                     -------------
                                                                        27,063,843

TOTAL CORPORATE BONDS
(Cost: $495,316,073)                                                 $ 500,520,353
                                                                     -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.39%
CA FM Lease Trust,
  8.50% due 07/15/2017                                   2,667,452       2,945,881
                                                                     -------------

TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost: $2,835,137)                                                   $   2,945,881
                                                                     -------------

SHORT TERM INVESTMENTS - 10.24%
Navigator Securities Lending Trust,
  1.14%                                              $  78,084,756   $  78,084,756
                                                                     -------------

REPURCHASE AGREEMENTS - 4.32%
Repurchased Agreement with State
  Street Corp., dated 06/30/2003 at
  1.00% to be repurchased at
  $32,967,916 on 07/01/2003,
  collateralized by $33,465,000
  Federal Home Loan Bank, 1.50%
  due 05/13/2005 (valued at
  $33,630,551, including interest).                     32,967,000   $  32,967,000
                                                                     -------------

TOTAL INVESTMENTS (HIGH YIELD TRUST)
(Cost: $769,625,632)                                                 $ 762,189,379
                                                                     =============

STRATEGIC BOND TRUST

                                                           SHARES        VALUE
                                                           ------        -----
COMMON STOCK - 0.16%
BUSINESS SERVICES - 0.01%
Indesco International Inc. *                                25,862   $      37,500
                                                                     -------------

CELLULAR COMMUNICATIONS - 0.01%
American Tower Escrow Corp. *                                  650          66,950
                                                                     -------------

COMPUTERS & BUSINESS EQUIPMENT - 0.00%
Axiohm Transaction Solutions *                               8,111              81
                                                                     -------------

FINANCIAL SERVICES - 0.01%
Contifinancial Corp. (a)                                 1,451,718          36,293
                                                                     -------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.13%
NTL, Inc. *                                                 12,907         440,387
Spectrasite Inc. * (a)                                       8,379         417,693
                                                                     -------------
                                                                           858,080

TOTAL COMMON STOCK
(Cost: $3,248,856)                                                   $     998,904
                                                                     -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES        VALUE
                                                           ------        -----
PREFERRED STOCK - 0.19%
BROADCASTING - 0.19%
CSC Holdings, Inc., Series H *                               2,000   $     206,000
CSC Holdings, Inc., Series M                                10,000       1,027,500
                                                                     -------------
                                                                         1,233,500

ELECTRIC UTILITIES - 0.00%
TCR Holdings, Class B *                                      3,003               3
TCR Holdings, Class C *                                      1,652               2
TCR Holdings, Class D *                                      4,355               4
TCR Holdings, Class E *                                      9,009               9
                                                                     -------------
                                                                                18

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
NTL Europe Inc *                                                16              48
                                                                     -------------

TOTAL PREFERRED STOCK
(Cost: $1,232,071)                                                   $   1,233,566
                                                                     -------------

WARRANTS - 0.00%
FINANCIAL SERVICES - 0.00%
Berry Plastics Corp., (Expiration date
  04/15/2004; strike price $18.797) *                        1,000               0
                                                                     -------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
Leap Wireless International, Inc. *, (Expiration
 date 04/15/2010; strike price $96.80)                         370               4
                                                                     -------------

GOVERNMENT OF MEXICO - 0.00%
Mexican Value Recovery Right, Series B *                 1,000,000           3,500
Mexican Value Recovery Right, Series C *                 1,000,000             800
Mexican Value Recovery Right, Series D *                 1,000,000             800
Mexican Value Recovery Right, Series E *                 1,000,000             600
                                                                     -------------
                                                                             5,700

REPUBLIC OF VENEZUELA - 0.00%
Republic of Venezuela *, (Expiration date
  04/15/2020; strike price $26.00)                          10,000             600
                                                                     -------------

TOTAL WARRANTS
(Cost: $0)                                                           $       6,304
                                                                     -------------

                                                       PRINCIPAL
                                                         AMOUNT           VALUE
                                                       ---------          -----
U.S. TREASURY OBLIGATIONS - 9.99%
U.S. TREASURY BONDS - 3.30%
5.25% due 11/15/2028                                 $   5,000,000   $   5,442,775
5.25% due 02/15/2029                                     3,250,000       3,538,818
5.50% due 08/15/2028                                     3,500,000       3,937,090
6.125% due 08/15/2029                                    2,000,000       2,443,828
6.25% due 05/15/2030                                     4,500,000       5,602,149
                                                                     -------------
                                                                        20,964,660

U.S. TREASURY NOTES - 6.69%
2.625% due 05/15/2008 (a)                                2,430,000       2,452,213
4.375% due 05/15/2007 (a)                                9,000,000       9,777,654
4.875% due 02/15/2012                                   23,000,000      25,565,926
5.875% due 11/15/2004                                    4,500,000       4,789,161
                                                                     -------------
                                                                        42,584,954

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $57,333,886)                                                  $  63,549,614
                                                                     -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.62%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.07%
REMIC, IO 7.595% due 07/15/2006                             59,146             329
8.00% due 05/01/2010                                        90,968          97,811
8.50% due 05/01/2008                                        87,792          93,791
10.00% due 05/15/2020                                      273,194         273,683
                                                                     -------------
                                                                           465,614

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.46%
5.00% TBA                                               21,500,000      21,842,667
5.50% TBA                                               35,000,000      36,170,330
6.00% TBA                                               12,000,000      12,468,744
6.50% due 10/01/2032                                    10,556,064      11,008,204
7.00% TBA                                               14,000,000      14,743,750
FRN 7.379% due 01/17/2013                                5,421,997       5,872,245
7.50% due 07/01/2030 - 02/01/2031                          876,853         931,649
8.00% TBA                                                1,000,000       1,074,688
REMIC, 8.80% due 01/25/2019                                434,666         481,647
REMIC, 10.40% due 04/25/2019                               150,462         169,411
                                                                     -------------
                                                                       104,763,335

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.09%
7.50% due 04/15/2022 - 02/15/2028                          538,693         573,397
                                                                     -------------
                                                                           573,397

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $103,296,588)                                                 $ 105,802,346
                                                                     -------------

FOREIGN GOVERNMENT OBLIGATIONS - 16.08%
GOVERNMENT OF ALGERIA - 0.10%
FRN 2.625% due 03/04/2010                                  646,928         614,582
                                                                     -------------

REPUBLIC OF ARGENTINA - 0.21%
FRN 2.0625% due 03/31/2023                               2,000,000       1,078,872
FRN 6.00% due 03/31/2023                                   500,000         265,000
                                                                     -------------
                                                                         1,343,872

FEDERAL REPUBLIC OF BRAZIL - 2.75%
FRN, 2.1875 due 04/15/2012                               6,950,000       5,229,875
8.00% due 04/15/2014                                       123,141         107,785
9.375% due 04/07/2008                                      225,000         221,625
11.25% due 07/26/2007                                    1,025,000       1,068,563
11.50% due 03/12/2008                                    3,365,000       3,524,838
12.00% due 04/15/2010                                    5,825,000       6,066,737
12.25% due 03/06/2030                                    1,250,000       1,256,250
                                                                     -------------
                                                                        17,475,673

NATIONAL REPUBLIC OF BULGARIA - 0.19%
FRN, 2.1875% due 07/28/2012                                257,857         248,832
8.25% due 01/15/2015                                       800,000         945,040
                                                                     -------------
                                                                         1,193,872

REPUBLIC OF COLOMBIA - 0.40%
8.375% due 02/15/2027                                       65,000          61,425
10.00% due 01/23/2012                                      400,000         448,000
10.75% due 01/15/2013                                    1,000,000       1,170,000
11.75% due 02/25/2020                                      725,000         902,625
                                                                     -------------
                                                                         2,582,050

REPUBLIC OF ECUADOR - 0.45%
5.00% due 08/15/2030                                     4,825,000       2,846,750
                                                                     -------------

GOVERNMENT OF FRANCE - 1.93%
3.50% due 01/12/2008                                EUR 10,600,000      12,287,756
                                                                     -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     PRINCIPAL
                                                       AMOUNT            VALUE
                                                     ---------           -----
FEDERAL REPUBLIC OF GERMANY - 3.95%
4.25% due 02/15/2008                             EUR $  10,700,000   $  12,983,370
4.75% due 07/04/2008                                     9,750,000      12,143,537
                                                                     -------------
                                                                        25,126,907

REPUBLIC OF ITALY - 0.35%
5.804% due 10/25/2032                                $   2,000,000       2,217,064
                                                                     -------------

GOVERNMENT OF MEXICO - 1.97%
7.50% due 04/08/2033                                       425,000         450,713
8.30% due 08/15/2031                                    10,525,000      12,119,537
                                                                     -------------
                                                                        12,570,250

GOVERNMENT OF MOROCCO - 0.40%
FRN 2.1875% due 01/01/2009                               2,675,678       2,555,273
                                                                     -------------

REPUBLIC OF PANAMA - 0.40%
8.875% due 09/30/2027                                    2,025,000       2,207,250
9.625% due 02/08/2011                                      300,000         348,000
                                                                     -------------
                                                                         2,555,250

REPUBLIC OF PERU - 0.26%
FRN, 4.50% due 03/07/2017                                1,425,000       1,083,000
9.875% due 02/06/2015                                      550,000         603,625
                                                                     -------------
                                                                         1,686,625

REPUBLIC OF PHILLIPINES - 0.55%
8.375% due 03/12/2009                                    3,300,000       3,514,500
                                                                     -------------

GOVERNMENT OF RUSSIA - 1.73%
5.00%, step up to 7.50% on
  3/31/2007 due 03/31/2030                               3,425,500       3,322,735
8.25% due 03/31/2010                                     6,088,000       7,031,640
11.00% due 07/24/2018                                      450,000         644,287
                                                                     -------------
                                                                        10,998,662

REPUBLIC OF TURKEY - 0.44%
11.00% due 01/14/2013                                    1,225,000       1,235,719
11.50% due 01/23/2012                                      825,000         851,812
12.375% due 06/15/2009                                     650,000         700,375
                                                                     -------------
                                                                         2,787,906

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $93,922,323)                                                  $ 102,356,992
                                                                     -------------

CORPORATE BONDS - 24.75%
ADVERTISING - 0.14%
RH Donnelley Finance Corp., Series I,
  10.875% due 12/15/2012                                   750,000         873,750
                                                                     -------------

AEROSPACE - 0.30%
Alliant Techsystems Inc.,
  8.50% due 05/15/2011                                     800,000         888,000
Sequa Corp. (a),
  9.00% due 08/01/2009                                     975,000       1,033,500
                                                                     -------------
                                                                         1,921,500

AGRICULTURE - 0.14%
Hines Horticulture, Series B,
  FRN 12.75% due 10/15/2005                                839,000         880,950
                                                                     -------------

APPAREL & TEXTILES - 0.30%
Levi Strauss & Company,
  7.00% due 11/01/2006 (a)                                 275,000         222,062
  11.625% due 01/15/2008 (a)                               650,000         557,375
  12.25% due 12/15/2012                                    625,000         520,313
Tropical Sportswear International
  Corp., Series A,
  11.00% due 06/15/2008 (a)                                625,000         643,750
                                                                     -------------
                                                                         1,943,500

AUTO PARTS - 0.28%
Breed Technologies, Inc.,
  9.25% due 04/15/2008 (!)                               1,000,000               0
CSK Auto Inc.,
  12.00% due 06/15/2006                                  1,000,000       1,110,000
LDM Technologies, Inc., Series B,
  10.75% due 01/15/2007                                    250,000         259,375
TRW Automotive Inc.,
  9.375% due 02/15/2013                                    375,000         406,875
                                                                     -------------
                                                                         1,776,250

AUTOMOBILES - 0.05%
Ford Motor Company,
  7.45% due 07/16/2031                                     350,000         320,623
                                                                     -------------

BANKING - 1.09%
Bank of America Corp.,
  4.875% due 09/15/2012 (a)                              1,775,000       1,873,276
Capital One Financial Corp.,
  7.25% due 05/01/2006 (a)                               1,250,000       1,326,189
Independence Community Bank
  Corp., 3.50% due 06/20/2013                            1,575,000       1,544,423
Standard Chartered Bank,
  8.00% due 05/30/2031                                   1,750,000       2,223,977
                                                                     -------------
                                                                         6,967,865

BROADCASTING - 0.86%
Charter Communications Holdings,
  zero coupon, step up to 9.92% on
  04/01/2004 due 04/01/2011 (a)                          1,035,000         680,512
  zero coupon,Step up to 11.75% due
  01/15/2010                                               700,000         413,000
  zero coupon, Step up to 11.75% on
  05/15/2006 due 05/15/2011 *                              475,000         239,875
  zero coupon, Step up to 12.125% on
  1/15/2007 due 01/15/2012 *                               250,000         115,313
  zero coupon, step up to 13.50%
  on 01/15/2006 due 01/15/2011                             300,000         156,000
  8.625% due 04/01/2009 (a)                                100,000          72,000
  10.00% due 05/15/2011                                    250,000         180,000
  10.75% due 10/01/2009                                    350,000         271,250
CSC Holdings, Inc,
  9.875% due 04/01/2023                                    550,000         572,000
  9.875% due 02/15/2013 (a)                                550,000         574,750
Nextmedia Operating, Inc.,
  10.75% due 07/01/2011                                    450,000         504,000
Radio One, Inc.,
  8.875% due 07/01/2011                                    600,000         660,000
Viacom, Inc.,
  6.625% due 05/15/2011                                    500,000         589,814
Vivendi Universal, SA,
  9.25% due 04/15/2010                                     375,000         426,562
                                                                     -------------
                                                                         5,455,076

BUILDING MATERIALS & CONSTRUCTION - 0.05%
Brand Services, Inc.,
  12.00% due 10/15/2012                                    300,000         342,000
                                                                     -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
                                                       ---------         -----
BUSINESS SERVICES - 0.17%
Iron Mountain, Inc.,
  8.125% due 05/15/2008                              $      50,000   $      52,000
  8.625% due 04/01/2013                                    550,000         588,500
Sitel Corp.,
  9.25% due 03/15/2006                                     450,000         427,500
                                                                     -------------
                                                                         1,068,000

CABLE AND TELEVISION - 0.67%
AOL Time Warner, Inc.,
  7.625% due 04/15/2031                                  1,125,000       1,298,368
Cox Communications, Inc. (a),
  7.75% due 11/01/2010                                   1,000,000       1,223,205
DirecTV Holdings LLC,
  8.375% due 03/15/2013                                    725,000         808,375
Mediacom Broadband LLC,
  11.00% due 07/15/2013                                    625,000         695,312
Mediacom LLC/Mediacom
  Capital Corp., 9.50% due
  01/15/2013 (a)                                           225,000         237,938
                                                                     -------------
                                                                         4,263,198

CELLULAR COMMUNICATIONS - 1.18%
American Tower Corp. (a),
  9.375% due 02/01/2009                                    925,000         929,625
American Tower Escrow Corp.,
  zero coupon due 08/01/2008                               650,000         419,250
AT&T Broadband Corp.,
  8.375% due 03/15/2013                                  1,150,000       1,440,267
AT&T Wireless Services, Inc.,
   7.875% due 03/01/2011                                    50,000          59,051
   8.75% due 03/01/2031                                  1,825,000       2,255,819
Crown Castle International Corp.,
   9.00% due 05/15/2011                                    400,000         404,000
   10.75% due 08/01/2011 (a)                               790,000         861,100
Nextel Communications, Inc.,
  1.00% due 02/15/2008                                   1,100,000       1,149,500
                                                                     -------------
                                                                         7,518,612

CHEMICALS - 1.52%
Acetex Corp.,
  10.875% due 08/01/2009                                   750,000         833,437
Airgas, Inc.,
  7.75% due 09/15/2006                                     625,000         650,000
Borden Chemicals & Plastics
  Operating, 9.50% due 05/01/2005                          525,000           5,250
FMC Corp.,
  10.25% due 11/01/2009                                    500,000         562,500
FMC Corp. MTN,
  7.00% due 05/15/2008                                     500,000         485,000
Huntsman International LLC,
  9.875% due 03/01/2009                                    550,000         572,000
ISP Chemco, Inc., Series B, 10.25%
  due 07/01/2011 (a)                                       875,000         988,750
Lyondell Chemical Company, Series
  B, 9.875% due 05/01/2007                                  75,000          73,500
Methanex Corp.,
  8.75% due 08/15/2012                                     700,000         784,000
Millennium America Inc.,
  9.25% due 06/15/2008                                     125,000         134,375
  9.25% due 06/15/2008 (a)                                 275,000         295,625
Noveon, Inc., Series B,
  11.00% due 02/28/2011                                  1,000,000       1,135,000
Potash Corp. (a),
  4.875% due 03/01/2013                                  1,375,000       1,414,959
Rhodia SA,
  7.625% due 06/01/2010                                    300,000         317,250
United Industries Corp., Series B,
  9.875% due 04/01/2009                                  1,250,000       1,318,750
United Industries Corp., Series C,
  9.875% due 04/01/2009                                     75,000          79,125
                                                                     -------------
                                                                         9,649,521

COMPUTERS & BUSINESS EQUIPMENT - 0.22%
Seagate Technology Holdings,
  8.00% due 05/15/2009                                     475,000         514,188
Unisys Corp.,
   7.875% due 04/01/2008                                   825,000         851,812
   8.125% due 06/01/2006                                    50,000          53,500
                                                                     -------------
                                                                         1,419,500

CONSTRUCTION & MINING EQUIPMENT - 0.06%
Case Corp.,
  7.25% due 01/15/2016                               $     425,000   $     372,406
                                                                     -------------

CONTAINERS & GLASS - 0.61%
Anchor Glass Container Corp.,
  11.00% due 02/15/2013                                    600,000         655,500
Berry Plastics Corp.,
  10.75% due 07/15/2012                                    775,000         852,500
Graphic Packaging Corp.,
  8.625% due 02/15/2012                                    925,000         943,500
Plastipak Holdings, Inc.,
  10.75% due 09/01/2011                                  1,000,000       1,070,000
Pliant Corp.,
  11.125% due 09/01/2009                                    75,000          79,687
  13.00% due 06/01/2010                                    275,000         258,500
                                                                     -------------
                                                                         3,859,687

COSMETICS & TOILETRIES - 0.04%
Remington Product Company LLC,
  11.00% due 05/15/2006                                    250,000         251,250
                                                                     -------------

DOMESTIC OIL - 1.00%
Devon Financing Corp., ULC,
  6.875% due 09/30/2011                                  1,200,000       1,407,641
Magnum Hunter Resources, Inc.,
  9.60% due 03/15/2012                                   1,150,000       1,265,000
Pride International, Inc.,
  10.00% due 06/01/2009                                    150,000         164,250
Stone Energy Corp.,
  8.25% due 12/15/2011                                     750,000         791,250
Valero Energy Corp.,
  4.75% due 06/15/2013                                   1,425,000       1,393,150
Westport Resources Corp.,
  8.25% due 11/01/2011                                   1,200,000       1,314,000
                                                                     -------------
                                                                         6,335,291

DRUGS & HEALTH CARE - 0.26%
Aaipharma Inc.,
  11.00% due 04/01/2010                                    500,000         550,000
Iasis Healthcare Corp.,
  13.00% due 10/15/2009                                  1,000,000       1,110,000
                                                                     -------------
                                                                         1,660,000

ELECTRICAL EQUIPMENT - 0.17%
BRL Universal Equipment,
  8.875% due 02/15/2008                                    500,000         542,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
                                                       ---------         -----
ELECTRICAL EQUIPMENT - CONTINUED
Fedders North America, Inc.,
  9.375% due 08/15/2007                              $     275,000   $     228,250
Sanmina Corp.,
  zero coupon due 09/12/2020                               600,000         288,000
                                                                     -------------
                                                                         1,058,750

ELECTRIC UTILITIES - 1.05%
Avon Energy Partners Holdings,
  6.46% due 03/04/2008                                     850,000         728,875
  7.05% due 12/11/2007                                     975,000         836,062
Calpine Corp.,
  8.50% due 05/01/2008                                   1,175,000         916,500
  875% due 07/15/2007                                      750,000         613,125
Dominion Resources, Inc.,
  4.125% due 02/15/2008                                  1,250,000       1,308,304
Edison Mission Energy,
  9.875% due 04/15/2011                                  1,750,000       1,618,750
Mirant Americas Generation LLC,
  9.125% due 05/01/2031                                    650,000         373,750
Southern Energy, Inc.,
  7.40% due 07/15/2004                                     400,000         298,000
                                                                     -------------
                                                                         6,693,366

ELECTRONICS - 0.69%
Entergy Gulf States, Inc.,
  6.20% due 07/01/2033                                   1,600,000       1,555,262
L 3 Communications Corp.,
  7.625% due 06/15/2012                                  1,175,000       1,292,500
Motors & Gears, Inc., Series D,
  10.75% due 11/15/2006                                  1,000,000         875,000
Muzak LLC/Muzak Finance Corp.,
  9.875% due 03/15/2009 (a)                                675,000         641,250
                                                                     -------------
                                                                         4,364,012

FINANCIAL SERVICES - 3.43%
CIT Group, Inc.,
  7.75% due 04/02/2012                                   1,800,000       2,146,234
Corporacion Andina de Fomento,
  6.875% due 03/15/2012                                  2,000,000       2,276,878
Delta Funding NIM Trust,
  12.50% due 11/26/2030                                    214,633         214,633
Ford Motor Credit Company,
  7.25% due 10/25/2011                                     325,000         334,124
  7.875% due 06/15/2010                                  1,000,000       1,071,608
General Electric Capital Corp.,
  3.50% due 05/01/2008                                   2,500,000       2,559,912
General Motors Acceptance Corp.,
  6.875% due 09/15/2011                                  1,400,000       1,404,672
Goldman Sachs Group, Inc.,
  6.60% due 01/15/2012                                     850,000         987,683
Household Finance Corp.,
  8.00% due 07/15/2010                                   1,500,000       1,860,795
International Lease Finance Corp.,
  6.375% due 03/15/2009                                  1,750,000       1,959,919
Morgan Stanley & Company, Inc.,
  4.25% due 05/15/2010                                   1,850,000       1,904,188
Nisource Finance Corp.,
  7.50% due 11/15/2003                                   1,350,000       1,375,294
Washington Mutual Finance Corp.,
  6.875% due 05/15/2011                                  1,900,000       2,252,813
Yell Finance BV,
  zero coupon, Step up to 13.50% on
  08/01/2006 due 08/01/2011                                425,000         363,375
  10.75% due 08/01/2011 (a)                                975,000       1,123,687
                                                                     -------------
                                                                        21,835,815

FOOD & BEVERAGES - 0.56%
Ahold Finance USA Inc.,
  6.875% due 05/01/2029 (a)                                125,000         106,875
Aurora Foods, Inc., Series D,
  9.875% due 02/15/2007                                    175,000          62,125
Del Monte Foods Company,
  8.625% due 12/15/2012                                    525,000         556,500
Kellogg Company,
  2.875% due 06/01/2008                                  1,050,000       1,042,612
Kraft Foods, Inc.,
  5.625% due 11/01/2011                                    750,000         817,253
Premier International Foods PLC,
  12.00% due 09/01/2009                                    875,000         980,000
                                                                     -------------
                                                                         3,565,365

GAS & PIPELINE UTILITIES - 0.55%
Western Gas Resources, Inc.,
  10.00% due 06/15/2009                                    745,000         812,050
Williams Companies, Inc.,
  7.625% due 07/15/2019                                    100,000          97,000
  7.875% due 09/01/2021                                    950,000         926,250
  8.625% due 06/01/2010                                    300,000         313,500
  8.75% due 03/15/2032                                     650,000         676,000
Williams Companies, Series A, FRN
  6.75% due 01/15/2006 (a)                                 675,000         664,875
                                                                     -------------
                                                                         3,489,675

HEALTHCARE PRODUCTS - 0.25%
Advanced Medical Optics, Inc.,
  9.25% due 07/15/2010                                   1,000,000       1,085,000
Icon Health & Fitness,
  11.25% due 04/01/2012                                    450,000         479,250
                                                                     -------------
                                                                         1,564,250

HEALTHCARE SERVICES - 0.23%
Extendicare Health Services Inc.,
  9.50% due 07/01/2010 (a)                                 425,000         446,250
Insight Health Services Corp.,
  9.875% due 11/01/2011                                    675,000         708,750
Tenet Healthcare Corp.,
  6.875% due 11/15/2031                                    350,000         308,000
                                                                     -------------
                                                                         1,463,000

HOLDINGS COMPANIES/CONGLOMERATES - 0.00%
Nebco Evans Holding Company,
  zero coupon, Step up to 12.375%
  on 07/15/2002 due 07/15/2007(!)                        1,500,000             150
                                                                     -------------

HOMEBUILDERS - 0.08%
Interface Inc. (a),
  9.50% due 11/15/2005                                     625,000         531,250
                                                                     -------------

HOTELS & RESTAURANTS - 1.63%
Ameristar Casinos Inc.,
  10.75% due 02/15/2009                                    650,000         736,937
Capstar Hotel Company,
  8.75% due 08/15/2007 (a)                                 400,000         362,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
                                                       ---------         -----
HOTELS & RESTAURANTS - CONTINUED
Coast Hotels and Casinos, Inc.,
  9.50% due 04/01/2009                               $   1,120,000   $   1,198,400
Felcor Lodging, LP,
  9.00% due 09/15/2008                                     425,000         438,812
  8.50% due 06/01/2011                                     375,000         377,813
HMH Properties Inc.,
  Series B, 7.875% due 08/01/2008                          775,000         786,625
  Series C, 8.45% due 12/01/2008                           350,000         361,375
Host Marriot LP,
  8.375% due 02/15/2006                                    100,000         103,500
John Q Hammons Hotels LP,
  8.875% due 05/15/2012                                    500,000         525,000
Kerzner International,
  8.875% due 08/15/2011                                    250,000         270,625
Meristar Hospitality Corp., REIT,
  9.125% due 01/15/2011                                    250,000         245,000
MGM Grand, Inc.,
  9.75% due 06/01/2007                                     760,000         862,600
MGM Mirage, Inc.,
  8.375% due 02/01/2011 (a)                                175,000         199,063
Park Place Entertainment Corp.,
  9.375% due 02/15/2007                                    875,000         969,062
Starwood Hotels & Resorts
  Worldwide, Inc, 7.875% due
  05/01/2012                                               950,000       1,040,250
Station Casinos, Inc.,
  8.375% due 02/15/2008                                    525,000         567,000
  8.875% due 12/01/2008                                    250,000         262,500
Turning Stone Casino Resort,
  9.125% due 12/15/2010                                    250,000         266,563
Venetian Casino Resort LLC,
  11.00% due 06/15/2010                                    700,000         789,250
                                                                     -------------
                                                                        10,362,375

HOUSEHOLD APPLIANCES - 0.07%
Flooring America, Inc. Series B,
  9.25% due 10/15/2007                                     369,000              37
Windmere Durable Holdings, Inc.,
  10.00% due 07/31/2008                                    450,000         472,500
                                                                     -------------
                                                                           472,537

HOUSEHOLD PRODUCTS - 0.10%
Holmes Products Corp.,
  9.875% due 11/15/2007(!)                                 725,000         647,063
                                                                     -------------

INDUSTRIAL MACHINERY - 0.31%
Flowserve Corp.,
  12.25% due 08/15/2010 (a)                                775,000         902,875
NMHG Holding Company,
  10.00% due 05/15/2009                                  1,000,000       1,100,000
                                                                     -------------
                                                                         2,002,875

INTERNATIONAL OIL - 0.37%
Pogo Producing Company,
  8.25% due 04/15/2011                                   1,100,000       1,218,250
Vintage Petroleum, Inc.,
  7.875% due 05/15/2011                                    425,000         455,812
  9.75% due 06/30/2009                                     625,000         671,875
                                                                     -------------
                                                                         2,345,937

LEISURE TIME - 0.11%
Horseshoe Gaming LLC, Series B,
  8.625% due 05/15/2009                                    625,000         662,500
Park Place Entertainment Corp.,
  8.875% due 09/15/2008                                     50,000          55,125
                                                                     -------------
                                                                           717,625

MANUFACTURING - 0.34%
Hutchison Whampoa International,
  LTD., 6.50% due 02/13/2013                             2,075,000       2,176,965
                                                                     -------------

MEDICAL-HOSPITALS - 0.36%
Triad Hospitals, Inc.,
  Series B, 8.75% due 05/01/2009                         1,125,000       1,196,719
  11.00% due 05/15/2009                                     50,000          55,125
Vanguard Health Systems, Inc.,
  9.75% due 08/01/2011                                     625,000         621,875
Vicar Operating Inc.,
  9.875% due 12/01/2009                                    375,000         410,625
                                                                     -------------
                                                                         2,284,344

MINING - 0.36%
Compass Minerals Group Inc.,
  10.00% due 08/15/2011                                    750,000         840,000
WMC Finance USA, Ltd.,
  5.125% due 05/15/2013                                  1,425,000       1,471,159
                                                                     -------------
                                                                         2,311,159

PAPER - 0.60%
Bowater, Inc.,
  6.50% due 06/15/2013                                     650,000         621,140
Buckeye Technologies Inc.,
  8.00% due 10/15/2010                                     500,000         467,500
  9.25% due 09/15/2008                                     250,000         248,750
Nexfor Inc,
  7.25% due 07/01/2012                                   1,100,000       1,249,359
Smurfit-Stone Container,
  8.25% due 10/01/2012                                   1,125,000       1,206,563
                                                                     -------------
                                                                         3,793,312

PETROLEUM SERVICES - 0.17%
Costilla Energy, Inc.,
  10.25% due 10/01/2006(!)                                 750,000               0
Pride Petroleum Services, Inc.,
  9.375% due 05/01/2007 (a)                                625,000         645,313
United Refining Company, Series B,
  10.75% due 06/15/2007                                    500,000         419,375
                                                                     -------------
                                                                         1,064,688

PHARMACEUTICALS - 0.05%
Athena Neurosciences, Inc.,
  7.25% due 02/21/2008                                     400,000         336,500
                                                                     -------------

PLASTICS - 0.09%
Applied Extrusion Technologies,
  Inc., 10.75% due 07/01/2011                              325,000         238,875
Key Plastics Inc., Series B,
  10.25% due 03/15/2007(!)                                 500,000              50
Radnor Holdings Corp.,
  11.00% due 03/15/2010                                    300,000         308,250
                                                                     -------------
                                                                           547,175

POLLUTION CONTROL - 0.00%
Safety-Kleen Services, Inc.,
  9.25% due 06/01/2008                                   1,000,000           2,500
                                                                     -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
PUBLISHING - 0.16%
Dex Media East LLC,
   12.125% due 11/15/2012                          $    500,000     $     591,250
Mail-Well I Corp.,
   Series B, 8.75% due 12/15/2008 (a)                   250,000           236,250
   9.625% due 03/15/2012 (a)                            175,000           184,188
                                                                    -------------
                                                                        1,011,688
REAL ESTATE - 0.25%
Boston Properties, Ltd. REIT,
   6.25% due 01/15/2013                               1,450,000         1,587,834
                                                                    -------------
RETAIL GROCERY - 0.22%
Fleming Companies, Inc.,
   10.125% due 04/01/2008 (!)                           200,000            30,000
Safeway, Inc.,
   7.25% due 02/01/2031                               1,150,000         1,295,262
Vlasic Food International, Inc.,
   Series B, 10.25% due 07/01/2009                      375,000            90,000
                                                                    -------------
                                                                        1,415,262
RETAIL TRADE - 1.32%
Cole National Group Inc.,
   8.875% due 05/15/2012                                700,000           673,750
   8.625% due 08/15/2007                                275,000           266,750
Finlay Enterprises, Inc.,
   9.00% due 05/01/2008 (a)                             450,000           454,500
Finlay Fine Jewelry Corp.,
   8.375% due 05/01/2008                                825,000           853,875
Gap, Inc.,
   6.90% due 09/15/2007                                  25,000            26,938
   8.80% due 12/15/2008 (a)                             415,000           504,225
Guitar Center Management Company,
   Inc., 11.00% due 07/01/2006                          750,000           768,750
Home Interiors & Gifts, Inc.,
   10.125% due 06/01/2008                             1,125,000         1,141,875
Jafra Cosmetics International, Inc.,
   10.75% due 05/15/2011                                600,000           627,000
Petco Animal Supplies Inc.,
   10.75% due 11/01/2011                                450,000           513,000
Petro Stopping Centers LP,
   10.50% due 02/01/2007                                125,000           124,375
Rite Aid Corp.,
   7.125% due 01/15/2007 (a)                             50,000            49,500
   11.25% due 07/01/2008                                825,000           886,875
Saks, Inc.,
   7.50% due 12/01/2010                                 125,000           129,062
Sears Roebuck Acceptance Corp.,
   7.00% due 06/01/2032                               1,000,000         1,118,547
Winsloew Furniture Inc.,
   12.75% due 08/15/2007                                455,000           269,587
                                                                    -------------
                                                                        8,408,609
SANITARY SERVICES - 0.19%
Allied Waste North America Inc.,
   7.875% due 01/01/2009                                175,000           183,094
   9.25% due 09/01/2012                                 325,000           358,312
Series B, 8.875% due 04/01/2008                         325,000           352,625
   10.00% due 08/01/2009 (a)                            325,000           345,313
                                                                    -------------
                                                                        1,239,344
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.73%
EchoStar DBS Corp.,
   9.125% due 01/15/2009                                650,000           726,375
   10.375% due 10/01/2007                               475,000           526,063
Global Crossing Holdings, Ltd.,
   9.125% due 11/15/2006 (!)                            420,000            18,900
   9.625% due 05/15/2008 (!)                            655,000            29,475
Insight Midwest LP/ Insight Capital, Inc.,
   9.75% due 10/01/2009                                  50,000            52,875
   10.50% due 11/01/2010                                625,000           685,937
Nextel Communications, Inc.,
   9.375% due 11/15/2009                                275,000           295,281
   9.75% due 10/31/2007 *                               100,000           103,500
NTL Communications Corp,
   19.00% due 01/01/2010                              1,731,000         1,518,104
Telewest Communications PLC (a),
   zero coupon, Step up to 11.375% on
   02/01/2005 due 02/01/2010                            825,000           241,313
United Pan-Europe Communications NV,
   Series B, zero coupon Step up to 13.375%
   on 11/01/2004 due 1/01/2009 (!)                      700,000            99,750
   zero coupon Step up to 13.75% on
   02/05/2005 due 02/01/2010 (!)                        385,000            52,938
   Series B, 10.875% due 08/01/2009 (!)                  75,000            16,125
   11.25% due 02/01/2010 (!)                            750,000           161,250
   Series B, 11.50% due 02/01/2010 (!)                  500,000           107,500
                                                                    -------------
                                                                        4,635,386
TELEPHONE - 1.16%
AT&T Corp.,
   FRN 8.50% due 11/15/2031                             650,000           737,028
Qwest Corp.,
   8.875% due 03/15/2012                              1,200,000         1,341,000
Qwest Services Corp.,
   13.50% due 12/15/2010                                900,000         1,017,000
SBA Communications Corp.,
   10.25% due 02/01/2009                                975,000           897,000
Sprint Capital Corp.,
   6.875% due 11/15/2028                                 75,000            75,242
   8.375% due 03/15/2012                              2,000,000         2,394,634
   8.75% due 03/15/2032                                 750,000           897,768
                                                                    -------------
                                                                        7,359,672
TRANSPORTATION - 0.11%
General Maritime Corp.,
   10.00% due 03/15/2013                                600,000           657,000
Holt Group, Inc.,
   9.75% due 01/15/2006                               1,000,000            30,000
                                                                    -------------
                                                                          687,000
TRUCKING & FREIGHT - 0.10%
Terex Corp. (a),
   10.375% due 04/01/2011                               575,000           635,375
                                                                    -------------
TOTAL CORPORATE BONDS
(Cost: $153,874,419)                                                $ 157,489,837
                                                                    -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                       AMOUNT             VALUE
                                                       ------             -----
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.41%
Commercial Mortgage Asset Trust
   Series 1999-C1, FRN 7.35% due
   01/17/2032                                      $   1,325,000     $   1,636,859
   Series 2001-J2A, 5.447% due 07/16/2034              1,807,679         1,935,587
First Boston Mortgage Securities
   Corp. Strip, Series D, Class I-O,
   IO, 10.965% due 05/25/2017                            186,638            36,261
First Union National Bank *,
   00.786% due 05/17/2032                             66,201,571         2,380,317
G Force CDO, Ltd.,
   FRN 2.28% due 06/25/2037                            2,500,000         2,479,700
GMAC Commercial Mortgage
   Security, Inc., FRN 4.17% due
   01/11/2014                                          1,665,620         1,655,210
Green Tree Financial Corp., Series
   1997-6, Class A8, FRN 7.07% due
   01/15/2029                                          6,458,325         6,693,352
Merit Securities Corp.,
   FRN 2.88% due 09/28/2032                            2,525,000         2,256,719
Structured Asset Security Corp.,
   FRN 2.58% due 08/25/2032                            2,700,000         2,646,090
                                                                     -------------
                                                                        21,720,095
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $21,097,117)                                                  $  21,720,095
                                                                     -------------

ASSET BACKED SECURITIES - 3.76%
Airplane Pass Through Trust, Series 1,
   Class D, 10.875% due 03/15/2019                     1,481,550            29,631
Arroyo CDO I, LTD.,
   3.74% due 08/15/2036                                1,400,000           770,000
Asset Backed Securities Corp.,
   3.21% due 04/15/2033                                2,000,000         2,058,126
Bayview Financial Acquisition
   Trust, Series 2001-CA, Class M3,
   FRN 2.67% due 08/25/2036                            3,000,000         3,049,687
Bayview Financial Revolving Asset
   Trust, FRN 2.62% due 11/25/2030                     2,500,000         2,507,031
First Consumer Credit Card Master,
   1.62% due 09/15/2008                                2,970,476         2,832,553
First Consumers Master Trust,
   5.80% due 12/15/2005                                1,155,789         1,119,497
Independence II CDO Ltd,
   3.79% due 08/07/2036                                  857,147           557,145
Metris Master Trust
   2.004% due 07/21/2008                               1,575,000         1,460,378
   2.184% due 11/20/2009                                 950,000           764,947
   2.80% due 07/21/2008                                1,250,000         1,050,000
Mid State Trust VI, Class A,
   7.34% due 07/01/2035                                4,846,291         5,337,761
Residential Asset Security Corp. 2.135%
   due 04/25/2032                                      1,500,000         1,485,050
Varick Structured Asset Fund, Ltd.,
   2.69% due 11/01/2035                                2,000,000           920,000
                                                                     -------------
                                                                        23,941,806
TOTAL ASSET BACKED SECURITIES
(Cost: $25,314,553)                                                  $  23,941,806
                                                                     -------------

SHORT TERM INVESTMENTS - 18.53%
Navigator Securities Lending Trust,
   1.14%                                           $  30,861,234     $  30,861,234
ABSC Capital Corp.
   1.15% due 07/14/2003                               15,850,000        15,843,418
Daimler Chrysler NA America Holding
   Corp., 1.36% due 07/14/2003                        10,550,000        10,544,819
Four Winds Fund Group Corp.
   1.40% due 07/14/2003                               10,550,000        10,544,666
General Motors Acceptance Corp.,
   1.37% due 07/14/2003                               10,550,000        10,544,782
Giro Balanced Funding
   1.13% due 07/14/2003                               11,549,000        11,544,287
Market Street Funding Corp.
   1.125% due 07/14/2003                              15,850,000        15,843,561
Tasman Funding, Inc.
   1.15% due 07/14/2003                               12,195,000        12,189,936
                                                                     -------------
                                                                     $ 117,916,703

REPURCHASE AGREEMENTS - 6.51%
Repurchase Agreement with State Street
   Corp, dated 06/30/03 at 1.00% to be
   repurchased at $41,458,152 on
   07/01/2003, collateralized by
   $25,095,000 U.S. Treasury Bonds,
   7.25% due 05/15/2016 (valued at
   $33,627,300, including interest) and
   $8,085,000 U.S. Treasury Notes,
   5.875% due 11/15/2004 (valued at
   $8,661,056, including interest)                    41,457,000     $  41,457,000
                                                                     -------------

TOTAL INVESTMENTS (STRATEGIC BOND TRUST)
(Cost: $618,693,514)                                                 $ 636,473,167
                                                                     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

GLOBAL BOND TRUST

                                                        SHARES              VALUE
                                                        ------              -----
PREFERRED STOCK - 0.85%
UNITED STATES - 0.85%
DG Funding Trust *                                       300            $   3,090,000
                                                                        -------------

TOTAL PREFERRED STOCK
(Cost: $3,180,000)                                                      $   3,090,000
                                                                        -------------

                                                      PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
U.S. TREASURY OBLIGATIONS - 13.76%
U.S. TREASURY BONDS - 7.65%
3.875% due 04/15/2029 ***                              $    111,837     $     142,680
6.25% due 08/15/2023 ***                                 13,200,000        16,168,970
7.50% due 11/15/2016 ***                                  1,300,000         1,764,699
8.125% due 08/15/2019 ***                                 6,800,000         9,834,765
                                                                        -------------
                                                                           27,911,114
U.S. TREASURY NOTES - 3.25%
3.375% due 01/15/2007 ***, ****                           1,566,581         1,720,301
3.50% due 01/15/2011 ***                                    211,270           239,957
3.625% due 01/15/2008 ***                                 5,519,397         6,192,074
3.875% due 01/15/2009 ***                                   448,424           513,585
5.75% due 08/15/2010 ***                                  2,700,000         3,160,372
                                                                        -------------
                                                                           11,826,289
U.S. TREASURY STRIPS - 2.86%
zero coupon due 05/15/2017                                4,300,000         2,331,967
zero coupon due 02/15/2019                               12,100,000         5,855,940
zero coupon due 08/15/2020                                3,200,000         1,408,650
zero coupon due 11/15/2024                                2,400,000           830,059
                                                                        -------------
                                                                           10,426,616
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $47,518,102)                                                     $  50,164,019
                                                                        -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.83%
FEDERAL HOME LOAN BANK - 0.41%
4.375% due 08/15/2007 ***                                 1,500,000         1,505,025
                                                                        -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.71%
5.50% due 07/15/2031 ***                                    247,727           252,142
FRN 5.625% due 07/15/2028 ***                               275,495           278,196
5.50% TBA **                                              2,000,000         2,057,500
                                                                        -------------
                                                                            2,587,838
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.67%
FRN 1.82% due 09/25/2032 ***                                710,470           709,795
3.25% due 11/14/2005 ***                                  1,200,000         1,209,745
4.64% due 01/30/2008 ***                                  2,600,000         2,691,593
5.00% TBA **                                             13,800,000        14,173,245
5.50% due 01/01/2017 - 03/01/2018 ***                     7,674,257         7,972,140
6.00% TBA **                                              6,200,000         6,438,316
6.25% due 02/17/2011 ***                                  2,000,000         2,056,972
7.00% due 07/01/2003 ***                                      1,231             1,233
                                                                        -------------
                                                                           35,253,039
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.56%
FRN 4.25% due 06/20/2030 ***                                589,412           598,708
FRN 4.375% due 02/20/2024 ***                               159,375           164,426
FRN 5.00% due 04/20/2030 - 05/20/2030 ***                   269,125           277,701
FRN 5.25% due 01/20/2030 ***                                347,312           356,509
FRN 5.375% due 03/20/2028 ***                                87,977            90,699
FRN 6.625% due 11/20/2023 - 10/20/2026 ***                  545,415           561,517
                                                                        -------------
                                                                            2,049,560
TENNESSEE VALLEY AUTHORITY - 0.48%
4.875% due 12/15/2016 ***                              $  1,600,000         1,765,542
                                                                        -------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $43,076,106)                                                     $  43,161,004
                                                                        -------------

FOREIGN GOVERNMENT OBLIGATIONS - 35.17%
COMMONWEALTH OF AUSTRALIA - 0.18%
4.00% due 08/20/2010                               AUD      700,000     $     662,081
                                                                        -------------

GOVERNMENT OF AUSTRIA - 1.44%
5.25% due 01/04/2011 ***                           EUR    2,900,000         3,707,042
5.50% due 01/15/2010 ***                                  1,200,000         1,550,077
                                                                        -------------
                                                                            5,257,119

KINGDOM OF BELGIUM - 0.34%
6.25% due 03/28/2007 ***                                    100,000           129,403
7.50% due 07/29/2008 ***                                    800,000         1,110,130
                                                                        -------------
                                                                            1,239,533
FEDERAL REPUBLIC OF BRAZIL - 0.34%
FRN 2.125% due 04/15/2006 ***                          $    192,000           180,969
8.00% due 04/15/2014 ***                                    369,423           323,356
11.00% due 01/11/2012 ***                                   200,000           199,000
11.50% due 03/12/2008 ***                                   500,000           523,750
                                                                        -------------
                                                                            1,227,075
GOVERNMENT OF CANADA - 1.66%
5.50% due 06/01/2009 - 06/01/2010 ***              CAD    4,100,000         3,261,199
6.00% due 06/01/2011 ***                                  3,400,000         2,783,197
                                                                        -------------
                                                                            6,044,396
REPUBLIC OF CHILE - 0.06%
5.50% due 01/15/2013 ***                               $    200,000           211,600
                                                                        -------------

REPUBLIC OF COLUMBIA - 0.03%
10.375% due 01/28/2033 ***                                  100,000           115,000
                                                                        -------------

GOVERNMENT OF FRANCE - 3.62%
4.00% due 04/25/2009 ***                           EUR      140,000           167,638
4.50% due 07/12/2006 ***                                  5,200,000         6,324,927
5.50% due 04/25/2010 ***                                  5,190,000         6,710,054
                                                                        -------------
                                                                           13,202,619
FEDERAL REPUBLIC OF GERMANY - 22.11%
4.50% due 07/04/2009 - 01/04/2013 ***                     3,540,000         4,326,135
4.75% due 07/04/2008                                      2,800,000         3,487,375
5.00% due 01/04/2012 ***                                    300,000           376,719
5.25% due 01/04/2008 - 01/04/2011 ***                     7,900,000        10,043,169
5.625% due 01/04/2028                                     1,500,000         1,948,811
6.00% due 01/05/2006                                      2,100,000         2,628,575
6.25% due 04/26/2006 - 01/04/2030                         6,450,000         8,824,289
6.50% due 10/14/2005 - 07/04/2027                        37,660,000        48,989,614
                                                                        -------------
                                                                           80,624,687
REPUBLIC OF ITALY - 0.89%
4.25% due 11/01/2009                                        140,000           169,490
4.75% due 07/01/2005                                      1,050,000         1,268,030
5.50% due 11/01/2010                                        360,000           466,845
7.75% due 11/01/2006                                      1,000,000         1,338,891
                                                                        -------------
                                                                            3,243,256
GOVERNMENT OF JAPAN - 0.45%
2.60% due 03/20/2019                               JPY  160,000,000         1,640,868
                                                                        -------------

GOVERNMENT OF MEXICO - 0.62%
4.00% due 03/11/2004 ***                                 34,000,000           290,201
6.375% due 01/16/2013 ***                              $    600,000           636,000
8.00% due 09/24/2022 ***                                    770,000           862,400
8.30% due 08/15/2031 ***                                    400,000           460,600
                                                                        -------------
                                                                            2,249,201

GOVERNMENT OF NETHERLANDS - 0.10%
6.00% due 01/15/2006 ***                           EUR      300,000           375,925
                                                                        -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
REPUBLIC OF PANAMA - 0.07%
8.875% due 09/30/2027 ***                              $    250,000     $     272,500
                                                                        -------------

REPUBLIC OF PERU - 0.29%
9.125% due 02/21/2012 ***                                   240,000           255,960
FRN 4.50% due 03/07/2017 ***                                960,000           792,000
                                                                        -------------
                                                                            1,047,960

GOVERNMENT OF SPAIN - 1.01%
5.15% due 07/30/2009 ***                           EUR    2,910,000         3,687,216
                                                                        -------------

GOVERNMENT OF UNITED KINGDOM - 1.96%
7.25% due 12/07/2007 ***                           GBP    3,800,000         7,166,019
                                                                        -------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $119,407,270)                                                    $ 128,267,055
                                                                        -------------

CORPORATE BONDS - 11.13%
AUSTRALIA - 1.20%
Queensland Treasury Corp.,
   6.50% due 06/14/2005 ***                        AUD    6,300,000         4,385,804
                                                                        -------------

CAYMAN ISLANDS - 0.08%
Redwood Capital II Ltd.,
   FRN 4.38% due 01/28/2004                            $    300,000           299,679
                                                                        -------------

DENMARK - 0.18%
Nykredit,
   6.00% due 10/01/2029 ***                        DKK    3,399,661           540,965
Unikredit Realred,
   6.00% due 07/01/2029 ***                                 691,074           109,966
                                                                        -------------
                                                                              650,931

FRANCE - 0.30%
Axa, SA,
   3.75% due 01/01/2017 ***                        EUR      231,700           315,432
Credit Industriel et Commercial,
   2.751% due 10/29/2049 ***                           $    800,000           780,498
                                                                        -------------
                                                                            1,095,930

GERMANY - 0.18%
Landesbank Baden Wurttemberg,
   5.50% due 04/02/2007 ***                        EUR      200,000           251,652
Landesbank Rheinland Pfalz,
   4.75% due 04/04/2008 ***                                 330,000           408,431
                                                                        -------------
                                                                              660,083

ITALY - 0.94%
Findomestic,
   FRN 3.24% due 12/20/2008                               2,100,000         2,272,527
First Italian Auto Trans Class A,
   FRN 3.577% due 07/01/2008 ***                          1,020,000         1,165,746
                                                                        -------------
                                                                            3,438,273

NETHERLANDS - 0.06%
Deutsche Telekom International Finance
   BV, 8.25% due 06/15/2005 ***                        $    200,000           223,026
                                                                        -------------

SPAIN - 0.23%
Hipotebansa V Hipotecaria, Series A,
   FRN 3.4577% due 01/18/2018 ***                  GBP      718,556           826,670
                                                                        -------------

SWEDEN - 0.25%
Swedbank ForeningsSparbanken,
   FRN 2.01125% due 12/11/2011 ***                     $    900,000           903,240
                                                                        -------------

UNITED KINGDOM - 1.24%
Bank Nederlandse Gemeenten,
   7.375% due 08/06/2007 ***                       GBP    1,000,000     $   1,861,166
British Telecom PLC,
   FRN 2.705% due 12/15/2003 ***                       $  1,400,000         1,404,533
Lloyds TSB Bank PLC,
   FRN 5.625% due 07/15/2049 ***                   EUR    1,020,000     $   1,261,015
                                                                        -------------
                                                                            4,526,714

UNITED STATES - 6.47%
AIG SunAmerica Global Financing IV,
   5.85% due 02/01/2006 ***                            $  2,000,000         2,181,050
AOL Time Warner Inc.,
   5.625% due 05/01/2005 ***                                600,000           636,976
AT&T Corp.,
   FRN 5.092% due 11/21/2003 ***                   EUR    1,400,000         1,619,690
   FRN 8.50% due 11/15/2031 ***                        $    100,000           113,389
CIT Group, Inc. (a),
   2.799% due 01/31/2005 ***                                700,000           709,687
Entergy Gulf States,
   1.00% due 06/18/2007 ***                                 500,000           499,401
Ford Motor Credit Company,
   5.75% due 02/23/2004 ***                                 250,000           255,219
   FRN 3.195% due 10/25/2004                                700,000           702,120
Fuji (Mizuho) JGB Investment, LLC,
   FRN 9.87% due 06/30/2049 ***                             300,000           316,125
General Electric Capital Corp.,
   5.45% due 01/15/2013 ***                                 200,000           216,628
General Motors Acceptance Corp., MTN,
   FRN 1.679% due 07/21/2004 (a), ***                     1,000,000           988,752
   6.875% due 08/28/2012 (a), ***                           200,000           199,531
Goldman Sachs Group Inc.,
   5.25% due 04/01/2013 ***                                 200,000           213,254
J. P. Morgan & Company, Inc., Series
   MTNA, FRN 7.184% due 02/15/2012 ***                      360,000           382,450
KFW International Finance, Inc.,
   5.75% due 01/15/2008 ***                               5,500,000         6,249,650
Kraft Foods, Inc.,
   1.54% due 11/26/2004                                     300,000           298,942
MetLife, Inc.,
   3.911% due 05/15/2005 ***                                200,000           208,313
Mizuho Preferred Capital Company, LLC,
   8.79% due 12/29/2049 ***                                 100,000           100,500
Morgan Stanley Dean Witter,
   FRN 2.0775% due 04/22/2004 ***                           500,000           500,777
National Rural Utilities Cooperative, MTN,
   FRN 1.95% due 07/17/2003 ***                             400,000           399,955
   FRN 2.32% due 04/26/2004 ***                           1,500,000         1,509,204
Pemex Project Funding Master Trust,
   8.625% due 02/01/2022 ***                                600,000           685,500
Premium Asset Trust, Series 2000-10,
   FRN 1.605% due 11/27/2004                              1,000,000         1,003,039
Small Business Administration Participation
   Certificate, Series 2000-20K, Class 1, FRN
   7.22% due 11/01/2020 ***                                 435,771           502,804
Small Business Administration,
   FRN 6.64% due 02/01/2011 ***                             672,124           735,797
Tokai Preferred Capital Company LLC,
   9.98% due 12/29/2049 ***                                 360,000           382,427
Verizon Global Funding Corp.,
   7.375% due 09/01/2012 (a), ***                           700,000           853,794
Walt Disney Company,
   3.90% due 09/15/2003 ***                               1,100,000         1,105,235
                                                                        -------------
                                                                           23,570,209
TOTAL CORPORATE BONDS
(Cost: $36,051,841)                                                        40,580,559
                                                                        -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
CONVERTIBLE BONDS - 0.16%
GREECE - 0.16%
Hellenic Finance SCA,
   2.00% due 07/15/2003 ***                        EUR $    500,000     $     602,444
                                                                        -------------

TOTAL CONVERTIBLE BONDS
(Cost: $525,900)                                                        $     602,444
                                                                        -------------

MUNICIPAL BONDS - 0.85%
CALIFORNIA - 0.13%
Golden State Tobacco Securitization
   Corp., Series 2003-A-1, 6.25% due
   06/01/2033 ***                                      $    400,000           359,108
Los Angeles County California Sanitation
   District, 5.00% due 10/01/2011 ***                       100,000           113,815
                                                                        -------------
                                                                              472,923

CONNECTICUT - 0.03%
Connecticut State, Series C
   5.50% due 12/15/2013 ***                                 100,000           118,845
                                                                        -------------

ILLINOIS - 0.06%
Chicago Illinois Board Of Education,
   5.00% due 12/01/2031 ***                                 100,000           103,256
Chicago Illinois Water Revenue,
   5.00% due 11/01/2026 ***                                 100,000           103,578
                                                                        -------------
                                                                              206,834

KENTUCKY - 0.03%
Louisville & Jefferson Kentucky Sewer,
   Series A, 5.00% due 05/15/2036 ***                       100,000           104,526
                                                                        -------------

LOUISIANA - 0.12%
Louisiana State, Series 2003 A
   5.00% due 05/01/2014 ***                                 400,000           450,256
                                                                        -------------

MARYLAND - 0.09%
Maryland State Health & Higher Education,
   Series B, 5.00% due 07/01/2041 ***                       100,000           103,465
Washington Suburban Sanitary District,
   5.25% due 06/01/2010 ***                                 200,000           230,802
                                                                        -------------
                                                                              334,267

NEW YORK - 0.36%
New York New York City Transitional
   Financing Authority, 5.25% due                           400,000           458,096
   08/01/2011 ***
New York New York Series J,
   5.25% due 06/01/2028 ***                                 100,000           102,981
Tobacco Settlement Financing Corp.,
5.25% due 06/01/2013 ***                                    700,000           750,323
                                                                        -------------
                                                                            1,311,400

WASHINGTON - 0.03%
Seattle Washington Water Systems Revenue,
   5.00% due 09/01/2033 ***                                 100,000           104,038
                                                                        -------------

TOTAL MUNICIPAL BONDS
(Cost: $3,118,498)                                                      $   3,103,089
                                                                        -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.99%
GERMANY - 0.48%
Bauhaus Securities Ltd., Series 1, Class
   A2, FRN 3.587% due 10/30/2052 ***               EUR    1,529,524         1,758,984
                                                                        -------------

IRELAND - 0.52%
Emerald Mortgages PLC. Series 2, Class A,
   FRN 3.207% due 04/15/2028 ***                       $    772,515     $     888,807
Lusitano Mortgages,
   FRN 3.21% due 12/15/2035 ***                             868,920         1,001,175
                                                                        -------------
                                                                            1,889,982

ITALY - 0.47%
Seashell Securities PLC,
   FRN 3.123% due 10/25/2028                              1,500,000         1,725,375
                                                                        -------------

JAPAN - 0.04%
SHL Corp., Ltd., Series 1999-1A,
   Class A2, FRN 0.75626% due
   12/25/2024 ***                                  JPY   16,597,060           138,476
                                                                        -------------

NETHERLANDS - 0.90%
Delphinus BV, Series 2001-II, Class A1,
   FRN 3.344% due 11/28/2031 ***                   EUR    1,000,000         1,151,401
   Series 2002-I, Class A1,
   FRN 3.50% due 04/25/2092 ***                             500,000           575,240
Dutch MBS X Bv,
   2.802% due 10/02/2079 ***                              1,000,000         1,151,508
Holland Euro-Denominated Mortgage Backed
   Series, FRN 3.098% due 04/18/2012 ***                    370,830           417,931
                                                                        -------------
                                                                            3,296,080

UNITED KINGDOM - 1.30%
Dolerite Funding PLC,
   FRN 1.62% due 08/20/2032 ***                        $    833,645           833,145
Haus, Ltd.,Series 2000-1A, Class A2,
   FRN 3.24753% due 12/10/2037 ***                        1,696,268         1,698,918
Holmes Financing, Series 1, Class
   3A2, 2.782% due 07/15/2010 ***                  EUR    1,400,000         1,612,122
Ocwen Mortgage Loans, Series 4, Class A,
   2.706% due 12/15/2031 ***                                114,319           131,824
RMAC, Series 1999-NS2, Class A,
   FRN 4.5763% due 09/12/2041 ***                  GBP      100,971           163,766
   Series 2001-NS1, Class AX, 1.00%
   due 09/12/2003                                         3,200,000           290,911
                                                                        -------------
                                                                            4,730,686

UNITED STATES - 2.28%
Bear Stearns ARM Trust,
   6.05% due 06/25/2032 ***                                 146,886           150,031
Countrywide Alternative Loan Trust,
   6.75% due 12/25/2031 ***                                   9,661             9,649
Countrywide Home Loans,
   FRN 5.00629% due 09/19/2032 ***                          413,743           419,656
Credit Suisse First Boston Mortgage Securities
   Corp., 5.728% due 05/25/2032 ***                         195,092           200,945
Crusade Global Trust, Series 1999-1, Class
   A2, FRN 1.73% due 02/15/2030 ***                       1,204,458         1,209,275
First Alliance Mortgage Loan, Series 1997-
   4, Class A3, FRN 1.65% due 12/20/2027 ***                183,227           183,259
GMAC Commercial Mortgage Trust I, Series
   1999-C, Class A, FRN 1.10%
   due 07/20/2003 ***                                       290,478           290,059
GMAC Commercial Mortgage Securities Inc.
   Class B, FRN 1.71% due 09/09/2015                        700,000           656,989
Government Lease Trust, Series 1999-C1A,
   Class B1, 4.00% due 05/18/2011                           500,000           495,233
GS Mortgage Securities Corp. II,
   6.526% due 08/15/2018 ***                                200,000           227,248
Homeside Mortgage Securities, Series 2001-1,
   Class A, FRN 2.03% due 01/20/2027 ***                    190,575           190,575

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
UNITED STATES - CONTINUED
Merrill Lynch Credit Corp. Mortgage
   Investors, Inc., Series 1999-A, Class A,
   FRN 1.80% due 03/15/2025 ***                         $   315,076     $     315,526
Residential Funding Mortgage Securities I,
   Series 2002-SA2, Class A1, FRN 5.64%
   due 09/25/2032 ***                                       240,801           243,595
Salomon Brothers Mortgage Securities
   VII, Series 1999-AQB, Class A1,
   FRN 1.84% due 11/15/2029 ***                              22,868            22,859
   Series 1999-LB1, Class A, FRN
   1.72% due 06/25/2029 ***                                  42,373            41,718
Sequoia Mortgage Trust, Series 2003-2,
   Class A1, 1.00% due 06/20/2033 ***                     1,400,000         1,404,824
   Series 8, Class 2A,
   FRN 1.72% due 08/20/2032 ***                           1,090,739         1,088,939
Structured Asset Securities Corp.,
   5.80% due 09/25/2031 ***                                 256,791           258,997
   6.50% due 01/25/2032 ***                                  19,107            19,157
Torrens Trust, Series 2000-1GA, Class A,
   FRN 1.68% due 07/15/2031 ***                             224,456           224,456
Washington Mutual Mortgage Securities Corp.,
   FRN 6.01% due 01/25/2031 ***                              46,700            47,128
   Series 2002-S5, Class 1A1, FRN
   5.207% due 10/25/2032 ***                                600,594           610,004
                                                                        -------------
                                                                            8,310,122

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $20,217,910)                                                     $  21,849,705
                                                                        -------------

ASSET BACKED SECURITIES - 1.36%
UNITED STATES - 1.36%
Amresco Residential Securities, Series 1999-1,
   Class A, FRN 1.89% due 06/25/2029 ***                    329,538           329,699
Core, Inc., Series 1999-1A, Class A3B,
   FRN 1.605% due 03/17/2009                                165,533           165,171
Credit Suisse First Boston Mortgage Securities
   Corp., FRN 2.17% due 03/25/2032                          324,801           320,746
   Series 2000-HE1, Class A2, FRN
   1.57% due 12/15/2030 ***                                 136,417           136,484
   Series 2002-P3A, Class A1,
   FRN 2.026% due 08/25/2033                                833,245           831,927
Home Equity Asset Trust, Series 2002-1, Class
   A4, FRN 1.72% due 11/25/2032 ***                         348,303           348,108
Irwin Home Equity, Series 2002-1, Class 2A1,
   FRN 1.71% due 06/25/2029 ***                             338,410           338,225
Providian Gateway Master Trust, Series
   2000-C, Class A, FRN 1.64% due
   03/15/2007 ***                                         1,000,000           999,982
Residential Asset Securities Corp.,
   Series 2002-KS4, Class AIIB,
   FRN 1.63% due 07/25/2032 ***                           1,485,577         1,483,605
                                                                        -------------

TOTAL ASSET BACKED SECURITIES
(Cost: $4,960,896)                                                      $   4,953,947
                                                                        -------------

SUPRANATIONAL OBLIGATIONS - 1.14%
BELGIUM (EUROCLEAR) - 0.50%
European Investment Bank, FRN
   1.82% due 04/15/2008 ***                               1,813,375         1,810,718
                                                                        -------------

SWITZERLAND - 0.64%
Eurofima, 4.75% due 07/07/2004 ***                 SEK  $18,500,000     $   2,350,448
                                                                        -------------

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $3,602,502)                                                      $   4,161,166
                                                                        -------------

SHORT TERM INVESTMENTS - 17.49%
Navigator Securities Lending Trust, 1.14%                35,127,320        35,127,320
Barclays United States Fund,
   0.92% due 09/22/2003 ***                               2,600,000         2,594,485
   1.20% due 08/27/2003 ***                               1,700,000         1,696,770
CBA Delaware Finance Inc.
   1.23% due 07/23/2003 ***                               2,400,000         2,398,196
Danske Corp.
   1.23% due 07/28/2003 ***                               1,300,000         1,298,801
HBOS Treasury Services PLC,
   1.20% due 08/14/2003 ***                               3,800,000         3,794,427
   1.23% due 07/16/2003 ***                               2,600,000         2,598,667
Kraft Foods, Inc.
   1.00% due 02/27/2004 ***                                 500,000           500,000
Lloyds Bank PLC
   1.235% due 07/29/2003 ***                                800,000           799,231
U.S. Treasury Bills
   0.79% due 08/07/2003 ****                              1,255,000         1,253,976
   0.79% due due 08/14/2003 **** (a)                      5,330,000         5,324,830
UBS Finance, Inc.
   1.21% due 07/08/2003 ***                               6,100,000         6,098,565
Westpac Trust Securities NZ, Ltd.,
   1.20% due 07/10/2003 ***                                 300,000           299,910
                                                                        -------------
                                                                        $  63,785,178

REPURCHASE AGREEMENTS - 0.27%
Repurchase Agreement with State Street
   Corp., dated 06/30/2003 at 0.40%, to be
   repurchased at $968,011 on 07/01/2003,
   collateralized by $980,000 U.S Treasury
   Notes, 3.25% due 12/31/2003 (valued at
   $991,025, including interest).                           968,000     $     968,000
                                                                        -------------

PUT OPTIONS - 0.00%

NUMBER OF                                       EXPIRATION MONTH/
CONTRACTS                                         STRIKE PRICE              VALUE
---------                                       -----------------           -----
6,000,000           Federal Republic of         September 2003/
                       Germany Bonds               EUR 99.00                        7
      696           Federal Republic of         September 2003/
                       Germany Bonds               EUR 104.00                   4,243
                                                                        -------------
TOTAL OPTIONS
(Cost: $8,877)                                                          $       4,250
                                                                        -------------

TOTAL INVESTMENTS (GLOBAL BOND TRUST)
(Cost: $346,421,080)                                                    $ 364,690,416
                                                                        =============

The Trust has the following five top industry concentrations at June 30, 2003 (as a percentage of total value of investments):

Federal Republic of Germany                                22.11%
Federal National Mortgage Association                       9.67%
Short Term                                                  7.86%
U.S. Treasury Bonds                                         7.66%
Financial Services                                          7.59%

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

DIVERSIFIED BOND TRUST

                                                       PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
U.S. TREASURY OBLIGATIONS - 29.64%
U.S. TREASURY BONDS - 7.24%
5.25% due 02/15/2029                               $      9,560,000     $  10,409,569
5.375% due 02/15/2031                                     1,580,000         1,779,167
6.50% due 11/15/2026                                      2,699,000         3,424,040
7.25% due 05/15/2016                                      5,361,000         7,129,712
8.00% due 11/15/2021                                      1,902,000         2,755,448
8.875% due 08/15/2017                                     3,000,000         4,538,436
                                                                        -------------
                                                                           30,036,372
U.S. TREASURY NOTES - 22.40%
2.125% due 10/31/2004                                     2,400,000         2,431,968
3.25% due 05/31/2004 - 08/15/2007                        35,250,000        36,032,188
5.625% due 02/15/2006 - 05/15/2008                       13,105,000        14,650,250
5.75% due 08/15/2010                                     14,275,000        16,709,002
6.25% due 02/15/2007                                      6,875,000         7,906,250
6.75% due 05/15/2005                                     13,815,000        15,214,307
                                                                        -------------
                                                                           92,943,965

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $118,779,452)                                                    $ 122,980,337
                                                                        -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.80%
FEDERAL HOME LOAN BANK - 1.97%
3.75% due 08/15/2007                                      3,880,000         4,087,219
3.875% due 06/01/2033                                       970,000           996,069
5.25% due 02/13/2004                                      3,000,000         3,076,929
                                                                        -------------
                                                                            8,160,217
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.03%
5.00% TBA **                                                600,000           609,563
5.50% TBA **                                              6,100,000         6,292,528
5.50% due 07/15/2006                                        540,000           597,584
6.00% due 04/01/2016 - 08/01/2017                         8,892,610         9,248,213
                                                                        -------------
                                                                           16,747,888
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.97%
5.125% due 02/13/2004                                     1,500,000         1,537,316
5.50% due 09/01/2017 - 03/01/2018                         4,525,574         4,701,181
6.00% due 12/15/2005 - 06/01/2016                         6,629,113         7,310,958
6.25% due 05/15/2029                                      3,000,000         3,513,471
6.50% due 05/01/2031 - 07/01/2032                        10,909,015        11,417,124
FRN 6.50% due 06/01/2031                                  5,044,849         5,260,906
7.00% due 09/01/2031 - 10/25/2041                         9,749,294        10,279,310
7.50% due 10/01/2010 - 08/01/2031                         4,324,203         4,699,181
FRN 7.50% due 05/01/2031                                    876,463           931,213
                                                                        -------------
                                                                           49,650,660
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.83%
5.00% TBA **                                             26,255,000        26,780,100
6.50% due 05/15/2029 - 04/15/2032                         3,736,559         3,927,667
7.00% due 04/15/2029                                        744,554           786,966
8.00% due 10/15/2026 - 04/15/2030                           911,610           986,871
                                                                        -------------
                                                                           32,481,604

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $104,114,993)                                                    $ 107,040,369
                                                                        -------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.48%
REPUBLIC OF CHILE - 0.12%
5.50% due 01/15/2013                               $        480,000     $     507,840
                                                                        -------------
GOVERNMENT OF MEXICO - 0.36%
4.625% due 10/08/2008                                       360,000           367,560
6.375% due 01/16/2013                                       625,000           662,500
9.875% due 02/01/2010                                       295,000           380,756
11.375% due 09/15/2016                                       60,000            87,300
                                                                        -------------
                                                                            1,498,116
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,891,491)                                                      $   2,005,956
                                                                        -------------
CORPORATE BONDS - 26.00%
AEROSPACE - 0.75%
Raytheon Company,
   6.00% due 12/15/2010                                     250,000           274,409
   8.30% due 03/01/2010                                   1,040,000         1,277,667
Systems 2001 Asset Trust, Series 2001,
   Class B, 7.156% due 12/15/2011                         1,398,232         1,562,763
                                                                        -------------
                                                                            3,114,839
AIR TRAVEL - 0.04%
Delta Air Lines, Inc.,
   FRN 2.07% due 01/25/2008                                 187,701           187,701
                                                                        -------------
AMUSEMENT & THEME PARKS - 0.40%
Six Flags, Inc.,
   8.875% due 02/01/2010                                  1,750,000         1,680,000
                                                                        -------------
AUTO PARTS - 0.22%
ArvinMeritor, Inc.,
   6.625% due 06/15/2007                                    825,000           855,938
   8.75% due 03/01/2012                                      50,000            56,000
                                                                        -------------
                                                                              911,938
AUTOMOBILES - 0.52%
DaimlerChrysler North America Holding,
   4.05% due 06/04/2008                                     750,000           742,735
   4.75% due 01/15/2008                                     820,000           841,153
Ford Motor Company,
   7.45% due 07/16/2031                                     215,000           196,954
General Motors Corp.,
   7.125% due 07/15/2013                                    375,000           374,400
                                                                        -------------
                                                                            2,155,242
BANKING - 1.18%
Bank of America Corp.,
   5.125% due 11/15/2014                                    340,000           362,454
   7.125% due 09/15/2006                                  1,500,000         1,727,540
Bank One Corp.,
   4.90% due 04/30/2015                                     430,000           443,806
Barclays Bank PLC, ADR,
   FRN 6.86% due 12/15/2099                                 160,000           184,962
BNP Paribas LLC,
   5.125% due 01/15/2015                                    200,000           210,228
ING Bank, NV,
   5.125% due 05/01/2015                                    210,000           219,884
Wells Fargo Bank NA,
   6.45% due 02/01/2011                                     250,000           294,757
Wells Fargo Company,
   3.50% due 04/04/2008                                   1,390,000         1,433,864
                                                                        -------------
                                                                            4,877,495
BROADCASTING - 1.47%
Chancellor Media Corp.,
   8.00% due 11/01/2008                                     750,000           871,875
Clear Channel Communications, Inc.,
   6.00% due 11/01/2006                                   1,000,000         1,095,021
   7.65% due 09/15/2010                                     750,000           902,549
Cox Radio, Inc.,
   6.375% due 05/15/2005                                  1,000,000         1,068,216

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
BROADCASTING - CONTINUED
Liberty Media Corp.,
   5.70% due 05/15/2013                            $        570,000     $     580,426
   7.875% due 07/15/2009                                    500,000           585,724
News America Holdings, Inc.,
   6.75% due 01/09/2038                                     110,000           122,205
   7.75% due 12/01/2045                                     200,000           237,899
Young Broadcasting, Inc.,
   10.00% due 03/01/2011                                    441,000           477,383
   Series B, 8.75% due 06/15/2007                           170,000           172,550
                                                                        -------------
                                                                            6,113,848
BUSINESS SERVICES - 0.31%
Electronic Data Systems Corp.,
   6.00% due 08/01/2013                                     940,000           916,406
PHH Corp.,
   7.125% due 03/01/2013                                    320,000           363,163
                                                                        -------------
                                                                            1,279,569
CABLE AND TELEVISION - 1.13%
Comcast Corp., Class A,
   7.05% due 03/15/2033                                     310,000           344,301
Cox Communications, Inc.,
   4.625% due 06/01/2013                                    860,000           861,654
   7.75% due 11/01/2010                                     750,000           917,404
Time Warner Entertainment Company LP,
   8.375% due 03/15/2023                                     80,000           100,830
   8.875% due 10/01/2012                                    460,000           600,181
Univision Communications, Inc.,
   7.85% due 07/15/2011                                   1,570,000         1,868,741
                                                                        -------------
                                                                            4,693,111
CELLULAR COMMUNICATIONS - 2.69%
American Tower Corp.,
   9.375% due 02/01/2009                                  1,525,000         1,532,625
AT&T Wireless Services, Inc.,
   7.35% due 03/01/2006                                   1,955,000         2,193,786
Crown Castle International Corp.,
   zero coupon, step up to 10.375%
   on 05/15/2004 due 05/15/2011                           1,500,000         1,432,500
Motorola, Inc.,
   7.50% due 05/15/2025                                     100,000           111,000
   8.00% due 11/01/2011                                     130,000           155,025
Nextel Communications, Inc.,
   12.00% due 11/01/2008                                  2,000,000         2,150,000
Nextel Partners, Inc.,
   11.00% due 03/15/2010                                  1,125,000         1,215,000
Verizon Wireless Capital LLC,
   5.375% due 12/15/2006                                  1,125,000         1,235,637
Vodafone Group PLC,
   5.375% due 01/30/2015                                    440,000           469,916
Voicestream Wireless Corp.,
   10.375% due 11/15/2009                                   575,000           668,437
                                                                        -------------
                                                                           11,163,926
COMMERCIAL SERVICES - 0.35%
Cendant Corp.,
   6.25% due 01/15/2008                                     500,000           553,306
   6.875% due 08/15/2006                                    600,000           671,128
   7.375% due 01/15/2013                                    190,000           223,726
                                                                        -------------
                                                                            1,448,160
CONTAINERS & GLASS - 0.26%
Stone Container Corp.,
   9.75% due 02/01/2011                                   1,000,000         1,095,000
                                                                        -------------
CRUDE PETROLEUM & NATURAL GAS - 0.07%
ConocoPhillips,
   5.90% due 10/15/2032                                     270,000           289,722
                                                                        -------------
DOMESTIC OIL - 0.27%
Devon Financing Corp., ULC,
   6.875% due 09/30/2011                                    490,000           574,787
Pemex Project Funding Master
   Trust, 8.50% due 02/15/2008                              102,000           119,085
Union Oil Company of California,
   7.50% due 02/15/2029                                     360,000           433,802
                                                                        -------------
                                                                            1,127,674
ELECTRICAL EQUIPMENT - 0.21%
General Electric Company,
   5.00% due 02/01/2013                                     820,000           866,131
                                                                        -------------
ELECTRIC UTILITIES - 1.06%
American Electric Power, Inc.,
   Series C, 5.375% due 03/15/2010                          410,000           438,223
CILCORP, Inc.,
   8.70% due 10/15/2009                                     575,000           718,739
   9.375% due 10/15/2029                                     50,000            69,890
Dominion Resources, Inc.,
   5.125% due 12/15/2009                                    190,000           204,784
   5.70% due 09/17/2012                                   1,475,000         1,618,754
Duke Capital Corp.,
   6.25% due 02/15/2013                                     575,000           611,247
Oncor Electric Delivery Company,
   7.00% due 05/01/2032                                     250,000           287,095
Virginia Electric & Power Company,
   4.75% due 03/01/2013                                     420,000           435,570
                                                                        -------------
                                                                            4,384,302
ELECTRONICS - 0.42%
Koninklijke Philips Electronics NV,
   7.20% due 06/01/2026                                     500,000           592,004
Solectron Corp.,
   9.625% due 02/15/2009                                  1,100,000         1,166,000
                                                                        -------------
                                                                            1,758,004
ENERGY - 0.35%
Midamerican Energy Company, Series
   MTN, 5.125% due 01/15/2013                               120,000           127,385
Peco Energy Company,
   5.95% due 11/01/2011                                     210,000           238,376
Progress Energy, Inc.,
   5.85% due 10/30/2008                                   1,000,000         1,104,367
                                                                        -------------
                                                                            1,470,128

FINANCIAL SERVICES - 5.58%
Associates Corp. of North America,
   5.75% due 11/01/2003                                   2,000,000         2,030,102
Citigroup, Inc.,
   3.50% due 02/01/2008                                   1,032,000         1,061,510
   5.625% due 08/27/2012                                    150,000           165,261
Corporacion Andina de Fomento,
   6.875% due 03/15/2012                                    375,000           426,915
Credit Suisse First Boston USA, Inc.,
   6.50% due 01/15/2012                                     500,000           573,778
Ford Motor Credit Company,
   5.80% due 01/12/2009                                   2,000,000         1,987,714
   7.375% due 10/28/2009 - 02/01/2011        .            1,065,000         1,109,738
General Electric Capital Corp., MTN,
   Series A, 6.00% due 06/15/2012                           250,000           282,192

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
FINANCIAL SERVICES - CONTINUED
General Motors Acceptance Corp.,
   6.875% due 09/15/2011                           $      1,755,000     $   1,760,857
   7.25% due 03/02/2011                                     110,000           112,871
   8.00% due 11/01/2031                                     800,000           784,932
Goldman Sachs Group Inc.,
   5.25% due 04/01/2013                                     420,000           447,833
   6.60% due 01/15/2012                                     170,000           197,537
Household Finance Corp.,
   5.75% due 01/30/2007                                     750,000           827,729
   6.375% due 11/27/2012                                    340,000           387,303
   6.40% due 06/17/2008                                   2,875,000         3,281,864
J.P. Morgan Chase & Company,
   5.35% due 03/01/2007                                     750,000           821,245
MBNA Corp.,
   6.125% due 03/01/2013                                    420,000           456,815
Morgan Stanley Group, Inc.,
   3.625% due 04/01/2008                                    490,000           502,157
   5.30% due 03/01/2013                                     840,000           892,788
Nationwide Life Global Funding I,
   5.35% due 02/15/2007                                     180,000           194,646
NiSource Finance, Corp.,
   6.15% due 03/01/2013                                     400,000           429,366
Reliastar Financial Corp.,
   6.50% due 11/15/2008                                     730,000           826,418
SLM Corp., Series MTNA,
   5.00% due 04/15/2015                                   1,375,000         1,417,239
   5.375% due 01/15/2013                                    410,000           442,832
USA Education, Inc.,
   5.625% due 04/10/2007                                    435,000           482,795
USAA Capital Corp., Series MTNB,
   4.00% due 12/10/2007                                     410,000           428,139
Washington Mutual, Inc.,
   5.625% due 01/15/2007                                    750,000           826,643
                                                                        -------------
                                                                           23,159,219
FOOD & BEVERAGES - 0.99%
Delhaize America, Inc.,
   8.125% due 04/15/2011                                    900,000           985,500
Kellogg Company, Series B,
   6.60% due 04/01/2011                                     490,000           574,637
Kraft Foods, Inc.,
   5.25% due 06/01/2007                                     150,000           162,557
Nabisco, Inc.,
   7.05% due 07/15/2007                                     420,000           480,040
   7.55% due 06/15/2015                                   1,500,000         1,904,855
                                                                        -------------
                                                                            4,107,589
FOREST PRODUCTS - 0.35%
Weyerhaeuser Company,
   6.75% due 03/15/2012                                   1,265,000         1,436,029
                                                                        -------------
GAS & PIPELINE UTILITIES - 0.10%
Texas Gas Transmission, LLC,
   4.60% due 06/01/2015                                     430,000           428,809
                                                                        -------------

HEALTHCARE SERVICES - 0.34%
Aetna, Inc.,
   7.375% due 03/01/2006                                    250,000           281,001
Humana, Inc.,
   7.25% due 08/01/2006                                   1,000,000         1,110,311
                                                                        -------------
                                                                            1,391,312
HOMEBUILDERS - 0.60%
Centex Corp.,
   4.75% due 01/15/2008                                     180,000           190,050
Lennar Corp.,
   5.95% due 03/01/2013                                     120,000           131,337
   Series B, 9.95% due 05/01/2010                           130,000           152,100
MDC Holdings, Inc.,
   5.50% due 05/15/2013                                     400,000           403,309
Pulte Homes, Inc.,
   6.25% due 02/15/2013                                     525,000           582,420
   7.875% due 08/01/2011                                    380,000           461,412
   8.125% due 03/01/2011                                    225,000           276,116
Toll Brothers, Inc.,
   6.875% due 11/15/2012                                    250,000           286,512
                                                                        -------------
                                                                            2,483,256
HOTELS & RESTAURANTS - 0.49%
Boyd Gaming Corp.,
   9.25% due 08/01/2009                                   1,000,000         1,110,000
Harrahs Operating Company, Inc.,
   7.125% due 06/01/2007                                    420,000           475,076
MGM Mirage, Inc.,
   8.50% due 09/15/2010                                     395,000           464,125
                                                                        -------------
                                                                            2,049,201
INSURANCE - 1.43%
Jackson National Life Insurance
   Company, 5.25% due 03/15/2007                            425,000           457,061
Lincoln National Corp.,
   6.20% due 12/15/2011                                     380,000           426,577
MetLife, Inc.,
   3.911% due 05/15/2005                                    755,000           786,380
Monumental Global Funding,
   5.20% due 01/30/2007                                   1,125,000         1,224,401
Monumental Global Funding II,
   3.85% due 03/03/2008                                   1,610,000         1,664,101
Nationwide Mutual Insurance Company,
   7.875% due 04/01/2033                                    170,000           200,567
Prudential Financial,
   6.375% due 07/23/2006                                  1,050,000         1,174,366
                                                                        -------------
                                                                            5,933,453
INTERNATIONAL OIL - 0.20%
Pogo Producing Company, Series B,
   10.375% due 02/15/2009                                   750,000           816,563
                                                                        -------------
LEISURE TIME - 0.09%
AOL Time Warner, Inc.,
   6.15% due 05/01/2007                                     320,000           359,978
                                                                        -------------
MANUFACTURING - 0.15%
Tyco International Group SA,
   5.875% due 11/01/2004                                    280,000           288,400
   6.125% due 01/15/2009                                    340,000           353,600
                                                                        -------------
                                                                              642,000
MEDICAL-HOSPITALS - 0.69%
HCA, Inc.,
   6.25% due 02/15/2013                                   1,375,000         1,401,733
   6.95% due 05/01/2012                                     600,000           639,403
   7.125% due 06/01/2006                                    770,000           837,094
                                                                        -------------
                                                                            2,878,230
METAL & METAL PRODUCTS - 0.11%
Inco, Ltd.,
   7.20% due 09/15/2032                                     400,000           440,865
                                                                        -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
PUBLISHING - 0.48%
Time Warner, Inc.,
   7.57% due 02/01/2024                            $      1,750,000     $   1,980,755
                                                                        -------------

RAILROADS & EQUIPMENT - 0.05%
Union Pacific Railroad Company, Series
   2002-1, 6.061% due 01/17/2023                            175,000           198,413
                                                                        -------------

REAL ESTATE - 0.50%
EOP Operating LP,
   6.75% due 02/15/2012                                     490,000           558,109
Price REIT, Inc.,
   7.50% due 11/05/2006                                     500,000           576,587
Rouse Company,
   7.20% due 09/15/2012                                     320,000           367,395
Socgen Real Estate Company LLC,
   FRN 7.64% due 12/29/2049                                 490,000           567,784
                                                                        -------------
                                                                            2,069,875

RETAIL GROCERY - 0.14%
The Kroger Company,
   6.20% due 06/15/2012                                     260,000           287,219
   7.50% due 04/01/2031                                     240,000           284,649
                                                                        -------------
                                                                              571,868

RETAIL TRADE - 0.10%
Target Corp.,
   3.375% due 03/01/2008                                    420,000           430,090
                                                                        -------------

SANITARY SERVICES - 0.39%
Waste Management, Inc.,
   6.375% due 11/15/2012                                    585,000           665,169
   6.50% due 11/15/2008                                     150,000           171,500
   7.75% due 05/15/2032                                     625,000           783,298
                                                                        -------------
                                                                            1,619,967

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.84%
Deutsche Telekom International Finance BV,
   9.25% due 06/01/2032                                     320,000           442,291
Dobson Communications Corp.,
   10.875% due 07/01/2010                                 1,100,000         1,188,000
France Telecom SA,
   FRN 9.25% due 03/01/2011                                 710,000           893,581
Singapore Telecommunications, Ltd.,
   7.375% due 12/01/2031                                     75,000            91,590
Telstra Corp., Ltd.,
   6.375% due 04/01/2012                                    750,000           863,552
                                                                        -------------
                                                                            3,479,014
TELEPHONE - 0.68%
AT&T Corp.,
   FRN 8.50% due 11/15/2031                                 250,000           283,472
SBC Communications, Inc.,
   5.875% due 02/01/2012                                    625,000           701,641
Sprint Capital Corp.,
   6.00% due 01/15/2007                                     300,000           322,396
   8.375% due 03/15/2012                                  1,000,000         1,197,317
   8.75% due 03/15/2032                                     250,000           299,256
                                                                        -------------
                                                                            2,804,082

TOTAL CORPORATE BONDS
(Cost: $98,789,497)                                                     $ 107,897,358
                                                                        -------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.57%
Banc of America Mortgage Securities, Inc.,
   Series 2003 F, Class 2A1, FRN 3.734%
   due 07/25/2033                                  $      2,000,000     $   2,030,000
Bear Stearns ARM Trust,
   Series 2003-2, FRN 3.703%
   due 01/25/2033                                         1,100,000         1,113,876
   Series 2003-3, Class 2A2, FRN 4.24% due
   05/25/2033                                               726,032           738,262
Chase Commercial Mortgage Securities
   Corp., Series 2000-2, Class C, FRN
   7.928% due 07/15/2032                                  1,500,000         1,857,894
Credit Suisse First Boston Mortgage, Series
   2001-CF2, Class A3, 6.238% due
   02/15/2034                                             1,185,000         1,338,421
CS First Boston Mortgage Securities Corp.,
   Series 2003-AR12, Class 2A2, FRN
   4.375% due 04/25/2033                                    590,201           600,719
   Series 2001-CF2, Class A2, FRN 5.935%
   due 02/15/2034                                         3,175,000         3,453,289
DLJ Mortgage Acceptance Corp., Series
   1995-CF2, Class A1B, FRN 6.85% due
   12/17/2027                                                16,821            16,816
FHLMC Structured Pass Through Securities,
   T-41, Class 3A, 7.50% due 07/25/2032                     961,961         1,072,887
First Investors Auto Owner Trust, Series
   2002-A, Class A, FRN 3.46% due
   12/15/2008                                                50,074            50,903
First Union National Bank Commercial
   Mortgage Trust, Series 2002- C1, Class
   A1, 5.585% due 02/12/2034                              1,024,196         1,120,748
GE Capital Commercial Mortgage Corp.,
   Series 2001-1, Class A1, FRN 6.079% due
   05/15/2033                                               183,505           202,327
GMAC Commercial Mortgage Security, Inc.,
   Series 1997-C1, Class A3, FRN 6.869%
   due 07/15/2029                                           375,000           426,853
Merrill Lynch Mortgage Investors, Inc.,
   Series 1995-C2, Class A1, FRN 6.926%
   due 06/15/2021                                           248,268           257,523
   Series 1997-C1, Class A3, 7.12% due
   06/18/2029                                               375,000           421,553
Residential Funding Mortgage Securities II,
   Series 2001 HS2, Class A4, 6.43% due
   04/25/2016                                               719,758           736,746
Salomon Brothers Commercial Mortgage
   Securities, Class A3, Series 2001-C1,
   6.428% due 12/18/2035                                  1,250,000         1,450,229
Structured Asset Securities Corp., Series
   1998-RF2, Class A, FRN 8.526% due
   07/15/2027                                             1,380,884         1,533,375
Washington Mutual,
   Series 2003-AR1, Class A6, 4.56% due                     434,577           443,042
   03/25/2033
   Series 2003-AR6, Class A1, 4.39% due
   06/25/2033                                             4,144,663         4,230,310
                                                                        -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $22,078,747)                                                     $  23,095,773
                                                                        -------------
ASSET BACKED SECURITIES - 2.46%
ACLC Business Loan Receivables
   Trust, Series 2002-1A, Class A1,
   FRN 5.408% due 12/15/2022                                383,386           396,889

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
ASSET BACKED SECURITIES - CONTINUED
ACLC Business Loan Receivables
   Trust, Series 2002-1A, Class A1,
   FRN 5.408% due 12/15/2022                       $        383,386     $     396,889
Ameriquest Mortgage Securities,
   Inc., Series 2003-5, Class A2,
   2.43% due 07/25/2033                                     500,000           503,594
California Infrastructure
   Development, Series 1997-1, Class
   A7, FRN 6.42% due 09/25/2008                           1,250,000         1,354,316
Chase Funding Mortgage Loan,
   Series 2003-1, Class 1A3, FRN
   3.14% due 07/25/2023                                     450,000           457,427
   Series 2003-2, Class 1A3, FRN
   2.864% due 12/25/2024                                    470,000           457,427
Government Lease Trust, Series
   1999-GSA1, Class A2, 6.18% due
   05/18/2005                                             1,872,450         1,952,960
GRCT Consumer Loan Trust, Series
   2001-1A, Class 2BRV, FRN
   6.251% due 02/15/2020                                    429,718           447,847
Onyx Acceptance Auto Trust, Series
   2002-C, Class A4, 4.07% due
   04/15/2009                                               750,000           786,330
Peco Energy Transition Trust, Series
   1999-A, Class A7, FRN 6.13%
   due 03/01/2009                                         1,440,000         1,651,865
Sears Credit Account Master Trust,
   Series 1998-2, Class A, 5.25% due
   10/16/2008                                             1,333,333         1,369,185
Vanderbilt Acquisition Loan Trust,
   Class A3, Series 2002-1, 5.70%
   due 09/07/2023                                           750,000           795,107
                                                                        -------------
TOTAL ASSET BACKED SECURITIES
(Cost: $9,873,873)                                                      $  10,191,726
                                                                        -------------
REPURCHASE AGREEMENTS - 10.05% ***
Repurchase Agreement with State
   Street Corp., dated 06/30/2003 at
   0.40% to be repurchased at
   $41,696,463 on 07/01/2003,
   collateralized by $41,750,000 U.S.
   Treasury Notes, 2.125% due
   08/31/2004 (valued at
   $42,532,813, including interest).                     41,696,000     $  41,696,000
                                                                        -------------
TOTAL INVESTMENTS   (DIVERSIFIED BOND TRUST)
(Cost: $397,224,053)                                                    $ 414,907,519
                                                                        =============

INVESTMENT QUALITY BOND TRUST

                                                              SHARES        VALUE
                                                              ------        -----
COMMON STOCK - 0.00%
CHEMICALS - 0.00%
Pioneer Companies, Inc. *                                       777     $       2,836
                                                                        -------------
TOTAL COMMON STOCK
(Cost: $0)                                                              $       2,836
                                                                        -------------
PREFERRED STOCK - 0.02%
HEALTHCARE SERVICES - 0.00%
Mediq, Inc.                                                     303                30
                                                                        -------------
MINING - 0.00%
Fairfield Manufacturing, Inc.                                   317            10,303
                                                                        -------------
PUBLISHING - 0.02%
Primedia, Inc., Series H *                                    1,525           139,156
                                                                        -------------
STEEL - 0.00%
Weirton Steel Corp., Series C (!)                             2,700                27
                                                                        -------------
TOTAL PREFERRED STOCK
(Cost: $573,992)                                                        $     149,516
                                                                        -------------
WARRANTS - 0.00%
HOUSEHOLD PRODUCTS - 0.00%
Mattress Discounters Holding Corp.,
   (Expiration date 07/15/2007; strike
   price $ .01) *                                               150               113
                                                                        -------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
KMC Telecom Holdings, Inc.,
   (Expiration date 04/15/2008; strike
   price $ .01)                                                 425                 4
                                                                        -------------
TOTAL WARRANTS
(Cost: $2,357)                                                          $         117
                                                                        -------------

                                                      PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
U.S. TREASURY OBLIGATIONS - 14.50%
U.S. TREASURY BONDS - 8.04%
5.048% due 08/15/2025                              $      8,000,000     $   2,659,928
7.25% due 08/15/2022                                      2,709,766         2,709,766
7.05% due 11/15/2016                                      5,410,000         7,343,864
8.125% due 08/15/2019-08/15/2021                         22,250,000        32,430,769
8.75% due 05/15/2017                                      1,000,000         1,496,836
                                                                        -------------
                                                                           46,641,163
U.S. TREASURY NOTES - 6.46%
3.625% due 01/15/2008                                    14,794,260        16,597,311
3.50% due 01/15/2011                                      8,978,975        10,198,149
5.875% due 11/15/2004                                    10,000,000        10,642,580
                                                                        -------------
                                                                           37,438,040
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $77,558,263)                                                     $  84,079,203
                                                                        -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.14%
FEDERAL HOME LOAN BANK - 0.59%
5.80% due 09/02/2008                                      3,000,000         3,450,429
                                                                        -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.44%
6.00% due 07/01/2003                                            358               363
6.30% due 03/15/2023                                        312,444           325,619
6.50% due 04/01/2029 - 08/01/2032                         1,657,137         1,725,232
7.50% due 06/01/2010 - 05/01/2028                           470,851           502,454
                                                                        -------------
                                                                            2,553,668
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.78%
4.685% due 05/01/2013                                     1,698,361         1,743,474
FRN 5.636% due 12/01/2011                                 1,744,588         1,971,419

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
FEDERAL NATIONAL MORTGAGE ASSOCIATION - CONTINUED
5.77% due 03/01/2009                               $      2,748,325     $   3,074,851
FRN 6.009% due 11/01/2011                                 2,950,409         3,368,419
FRN 6.048% due 03/01/2012                                 1,210,093         1,384,582
6.085% due 10/01/2011                                     1,277,694         1,470,715
6.18% due 07/01/2008                                        343,270           388,499
6.27% due 11/01/2007                                      1,036,654         1,167,266
6.28% due 04/01/2011                                      1,000,000         1,132,261
6.30% due 01/01/2008                                        295,004           333,318
6.34% due 01/01/2008                                        266,836           301,501
6.43% due 01/01/2008                                        299,618           339,979
6.447% due 01/01/2008                                     1,414,100         1,605,494
6.46% due 06/01/2009                                      1,435,759         1,658,878
6.50% due 09/01/2031                                         11,181            11,659
6.625% due 09/15/2009 - 11/15/2030                        7,000,000         8,456,536
6.812% due 10/01/2007                                       199,424           221,854
7.00% due 06/01/2029                                         59,430            62,616
7.04% due 03/01/2007                                        633,880           718,904
                                                                        -------------
                                                                           33,528,815
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 13.20%
6.00% due 08/15/2008 - 03/15/2033                        23,141,995        24,279,389
6.00% due 11/15/2032 - 06/15/2033                        31,840,000        33,362,780
6.50% due 07/15/2008 - 07/15/2032                         2,967,870         3,115,817
FRN 6.50% due 06/15/2028 - 10/15/2028                       953,340         1,002,536
7.00% due 04/15/2023 - 03/15/2029                         5,743,366         6,085,515
FRN 7.00% due 01/15/2028 - 11/15/2028                     4,579,336         4,843,874
7.50% due 06/15/2022 - 10/15/2029                         3,414,004         3,645,632
8.00% due 07/15/2030 - 10/15/2030                           175,626           189,549
                                                                        -------------
                                                                           76,525,092
HOUSING & URBAN DEVELOPMENT - 0.13%
7.498% due 08/01/2011                                       600,000           734,408
                                                                        -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $113,631,761)                                                    $ 116,792,412
                                                                        -------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.18%
GOVERNMENT OF CANADA - 0.38%
8.625% due 01/19/2005                                     2,000,000         2,214,898
                                                                        -------------
REPUBLIC OF CHILE - 0.30%
6.95% due 07/01/2012                                      1,550,352         1,739,045
                                                                        -------------
STATE OF ISRAEL - 0.19%
4.625% due 06/15/2013                                     1,130,000         1,100,524
                                                                        -------------
GOVERNMENT OF RUSSIA - 0.09%
5.00%, step up to 7.50% on
   3/31/2007 due 03/31/2030                                 500,000           485,000
                                                                        -------------
REPUBLIC OF SOUTH AFRICA - 0.10%
7.375% due 04/25/2012                                       510,000           585,225
                                                                        -------------
REPUBLIC OF TRINIDAD & TOBAGO - 0.12%
9.75% due 07/01/2020                                        500,000           694,375
                                                                        -------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $6,310,237)                                                      $   6,819,067
                                                                        -------------
CORPORATE BONDS - 47.25%
ADVERTISING - 0.07%
Lamar Media Corp.,
   7.25% due 01/01/2013                                      40,000            42,400
RH Donnelley Finance Corp., Series I,
   10.875% due 12/15/2012                                   295,000           343,675
                                                                        -------------
                                                                              386,075
AEROSPACE - 0.08%
Northrop Grumman Corp.,
   7.875% due 03/01/2026                                    115,000           146,046
Sequa Corp.,
   8.875% due 04/01/2008                                    200,000           209,000
Sequa Corp.,
   9.00% due 08/01/2009                                     130,000           137,800
                                                                        -------------
                                                                              492,846
AGRICULTURE - 0.10%
Monsanto Company,
   7.375% due 08/15/2012                                    500,000           596,168
                                                                        -------------
AIR TRAVEL - 0.98%
Argo-Tech Corp.,
   8.625% due 10/01/2007                                    320,000           297,600
Atlas Air, Inc.,
   9.375% due 11/15/2006 (!)                                155,000            32,744
   10.75% due 08/01/2005 (!)                                110,000            23,513
Continental Airlines,
   6.648% due 03/15/2019                                    827,907           798,559
   Series 1997-4, Class 4A, 6.90%
   due 01/02/2018                                         1,103,517         1,071,658
Delta Air Lines Inc.,
   Class G, 6.718% due 01/02/2023                         1,414,830         1,533,185
   7.90% due 12/15/2009 (a)                                 540,000           429,300
   Series 2000 1 Class B, 7.92% due
   05/18/2012                                               565,000           488,045
Northwest Airlines Inc.,
   Class G, FRN 8.072% due 04/01/2021                       784,350           853,938
   8.875% due 06/01/2006 (a)                                 95,000            75,050
   9.875% due 03/15/2007 (a)                                125,000            98,750
                                                                        -------------
                                                                            5,702,342
ALUMINUM - 0.28%
Alcan Aluminum, Ltd.,
   6.45% due 03/15/2011                                     440,000           509,315
Alcoa, Inc. (a),
   6.75% due 01/15/2028                                     800,000           924,242
Century Aluminum Company (a),
   11.75% due 04/15/2008                                    215,000           219,300
                                                                        -------------
                                                                            1,652,857
APPAREL & TEXTILES - 0.09%
Levi Strauss & Company,
   7.00% due 11/01/2006 (a)                                 115,000            92,863
   11.625% due 01/15/2008 (a)                               410,000           351,575
Oxford Industrial, Inc.,
   8.875% due 06/01/2011                                     50,000            52,500
                                                                        -------------
                                                                              496,938
AUTO PARTS - 0.67%
Accuride Corp.,
   9.25% due 02/01/2008 (a)                                 470,000           432,987
CSK Auto, Inc.,
   12.00% due 06/15/2006                                    365,000           405,150
Dana Corp.,
   7.00% due 03/01/2029                                     300,000           261,375
   9.00% due 08/15/2011 (a)                                 340,000           368,050
   10.125% due 03/15/2010 (a)                                20,000            22,050

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      ------            -----
AUTO PARTS - CONTINUED
Dura Operating Corp.,
   Series B, 8.625% due 04/15/2012                 $     75,000     $      76,875
   Series D, 9.00% due 05/01/2009 (a)                   155,000           142,600
LDM Technologies, Inc., Series B,
   10.75% due 01/15/2007                                215,000           223,063
Lear Corp., Series B,
   8.11% due 05/15/2009                                 560,000           641,200
TRW Automotive, Inc.,
   11.00% due 02/15/2013                                230,000           250,700
Visteon Corp.,
   7.95% due 08/01/2005                               1,000,000         1,058,755
                                                                    -------------
                                                                        3,882,805

AUTO SERVICES - 0.03%
United Rentals North America, Inc.,
   10.75% due 04/15/2008                                150,000           163,875
                                                                    -------------

AUTOMOBILES - 0.52%
Chrysler Corp.,
   7.45% due 02/01/2097                               1,000,000         1,012,125
General Motors Corp.,
   8.25% due 07/15/2023                               1,975,000         1,979,937
                                                                    -------------
                                                                        2,992,062

BANKING - 4.21%
Bank of America Corp.,
   7.40% due 01/15/2011                               1,500,000         1,842,918
Bayerische Landesbank Girozentrale,
   5.65% due 02/01/2009                                 200,000           224,377
Chase Manhattan Corp.,
   7.00% due 11/15/2009 (a)                           1,000,000         1,186,127
Citicorp,
   6.375% due 11/15/2008                                600,000           689,750
Credit National,
   7.00% due 11/14/2005                               1,300,000         1,415,505
First Financial Caribbean Corp.,
   7.84% due 10/10/2006                                 810,000           900,344
First Massachusetts Bank NA,
   7.625% due 06/15/2011                              1,000,000         1,201,365
First Republic Bank of San
   Francisco, 7.75% due 09/15/2012                      825,000           849,750
First Union National Bank,
   6.919% due 12/15/2036                                500,000           587,102
   7.80% due 08/18/2010                               1,500,000         1,861,143
Frost National Bank,
   6.875% due 08/01/2011                              1,000,000         1,139,696
National Australia Bank, Ltd.,
   8.60% due 05/19/2010                                 175,000           226,217
National City Corp.,
   6.875% due 05/15/2019                              1,000,000         1,180,215
NBD Bancorp,
   8.25% due 11/01/2024                               2,000,000         2,625,528
People Bank Bridgeport Connecticut,
   9.875% due 11/15/2010                              1,000,000         1,212,253
Popular North America, Inc.,
   6.625% due 01/15/2004                              1,350,000         1,386,702
Regions Financial Corp.,
   7.00% due 03/01/2011                                  95,000           113,356
Republic New York Corp.,
   9.50% due 04/15/2014                               1,000,000         1,375,764
Royal Bank Scotland Group PLC,
   6.40% due 04/01/2009                               2,750,000         3,175,288
Wells Fargo Bank NA,
   7.55% due 06/21/2010                               1,000,000         1,232,726
                                                                    -------------
                                                                       24,426,126
BROADCASTING - 1.81%
Canwest Media, Inc. (a),
   10.625% due 05/15/2011                               345,000           393,300
CBS, Inc.,
   7.125% due 11/01/2023                                250,000           290,208
Chancellor Media Corp.,
   8.00% due 11/01/2008                                 400,000           465,000
Charter Communications Holdings,
   zero coupon, step up to 9.92% on
   04/01/2004 due 04/01/2011 (a)                        410,000           269,575
   zero coupon, step up to 13.50% on
   01/15/2006 due 01/15/2011                            795,000           413,400
   8.625% due 04/01/2009 (a)                            225,000           162,000
Classic Cable, Inc.,
   10.50% due 03/01/2010 (!)                            430,000            38,700
Clear Channel Communications,
   Inc., 7.65% due 09/15/2010                           675,000           812,294
Comcast Cable Communications,
   8.50% due 05/01/2027                               1,400,000         1,804,846
Corus Entertainment, Inc.,
   8.75% due 03/01/2012                                 260,000           279,500
CSC Holdings, Inc.,
   9.875% due 02/15/2013 (a)                            100,000           104,500
   Series B, 7.625% due 04/01/2011 (a)                  565,000           570,650
Liberty Media Group,
   7.75% due 07/15/2009                                 700,000           815,447
Quebecor Media, Inc.,
   zero coupon, step up to 13.75% on
   07/15/2006 due 07/15/2011                            470,000           390,100
   11.125% due 07/15/2011                               380,000           435,100
USA Networks, Inc.,
   6.75% due 11/15/2005                               1,570,000         1,711,600
Viacom, Inc.,
   7.75% due 06/01/2005                               1,035,000         1,152,724
   7.875% due 07/30/2030                                165,000           215,591
Vivendi Universal, SA,
   9.25% due 04/15/2010                                 160,000           182,000
                                                                    -------------
                                                                       10,506,535
BUILDING MATERIALS & CONSTRUCTION - 0.43%
American Standard, Inc.,
   7.625% due 02/15/2010                                 70,000            79,450
Lowe's Companies, Inc.,
   6.50% due 03/15/2029                               1,100,000         1,247,467
   7.50% due 12/15/2005                                 350,000           397,706
Masco Corp.,
   5.75% due 10/15/2008                                 700,000           778,760
                                                                    -------------
                                                                        2,503,383
BUSINESS SERVICES - 0.78%
Electronic Data Systems Corp.,
   6.00% due 08/01/2013                               1,350,000         1,316,115
EOP Operating LP,
   6.50% due 01/15/2004                                 795,000           814,214
Federal Express Corp., Series 1998
   1A, 6.72% due 01/15/2022                           1,324,704         1,544,075
Iron Mountain, Inc.,
   7.75% due 01/15/2015                                  45,000            47,588
   8.125% due 05/15/2008                                 70,000            72,800
   8.25% due 07/01/2011                                 410,000           438,700
Packaging Corp. of America, Series
   B, 9.625% due 04/01/2009                             105,000           115,631
True Temper Sports, Inc.,
   10.875% due 12/01/2008                               185,000           197,025
                                                                    -------------
                                                                        4,546,148

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                      ------           -----
CABLE AND TELEVISION - 0.58%
AOL Time Warner, Inc.,
   7.625% due 04/15/2031                           $   210,000     $     242,362
Cox Communications, Inc.,
   7.125% due 10/01/2012                               615,000           734,392
Cox Enterprises, Inc.,
   4.375% due 05/01/2008                               475,000           493,928
Lin Television Corp.,
   6.50% due 05/15/2013                                260,000           259,350
Lodgenet Entertainment Corp.,
   9.50% due 06/15/2013                                 60,000            61,500
Mediacom Broadband LLC,
   11.00% due 07/15/2013                               150,000           166,875
Mediacom LLC/Mediacom Capital
   Corp., 9.50% due 01/15/2013                         260,000           274,950
Rogers Cable, Inc.,
   6.25% due 06/15/2013                                 55,000            54,863
Shaw Communications, Inc.,
   MTN, 7.25% due 04/06/2011                            10,000            10,775
   8.25% due 04/11/2010                                 20,000            22,250
TCI Communications Inc.,
   8.75% due 08/01/2015                                800,000         1,037,136
                                                                   -------------
                                                                       3,358,381
CELLULAR COMMUNICATIONS - 1.33%
American Tower Corp.,
   9.375% due 02/01/2009 (a)                           180,000           180,900
AT&T Wireless Services, Inc.,
   7.875% due 03/01/2011                               700,000           826,715
   8.125% due 05/01/2012                               420,000           506,039
   8.75% due 03/01/2031                                500,000           618,033
Cingular Wireless LLC,
   7.125% due 12/15/2031                             1,000,000         1,172,527
Crown Castle International Corp.,
   zero coupon, step up to 10.375%
   on 05/15/2004 due 05/15/2011 (a)                    395,000           377,225
   10.625% due 11/15/2007                              320,000           336,800
Nextel Communications, Inc.,
   9.50% due 02/01/2011                                905,000         1,002,287
Nextel Partners, Inc.,
   8.125% due 07/01/2011                               240,000           237,600
Rogers Cantel, Inc.,
   9.75% due 06/01/2016                                 50,000            58,000
Rogers Communications, Inc.,
   8.875% due 07/15/2007                               235,000           242,050
Rogers Wireless Inc.,
   9.625% due 05/01/2011                               515,000           592,250
Triton PCS, Inc.,
   8.75% due 11/15/2011                                540,000           538,650
Vodafone Group PLC,
   7.75% due 02/15/2010                                825,000         1,015,106
                                                                   -------------
                                                                       7,704,182
CHEMICALS - 0.57%
Airgas, Inc.,
   9.125% due 10/01/2011                                30,000            33,375
Arco Chemical Company,
   9.80% due 02/01/2020                                120,000           105,600
Dow Chemical Company,
   5.75% due 12/15/2008                                400,000           438,790
   6.00% due 10/01/2012                                400,000           435,152
ICI Wilmington, Inc.,
   6.95% due 09/15/2004                                720,000           757,874
IMC Global, Inc.,
   7.625% due 11/01/2005                               225,000           238,500
   Series B, 10.875% due 06/01/2008                     70,000            72,800
   Series B, 11.25% due 06/01/2011                     245,000           254,800
Lyondell Chemical Company,
   Series A, 9.625% due 05/01/2007                     210,000           205,800
   Series B, 9.875% due 05/01/2007                     370,000           362,600
Methanex Corp.,
   8.75% due 08/15/2012                                 70,000            78,400
Noveon, Inc., Series B,
   11.00% due 02/28/2011                                20,000            22,700
PCI Chemicals Canada Company,
   10.00% due 12/31/2008                                12,022            10,429
Pioneer Companies, Inc.,
   FRN 4.60% due 12/31/2006 (a)                          3,810             3,238
PolyOne Corp.,
   10.625% due 05/15/2010                              130,000           126,750
Texas Petrochemicals Corp., Series
   B, 11.125% due 07/01/2006                           250,000            60,000
United Industries Corp., Series C,
   9.875% due 04/01/2009                               120,000           126,600
                                                                   -------------
                                                                       3,333,408
COAL - 0.04%
Massey Energy Company,
   6.95% due 03/01/2007                                155,000           148,800
Peabody Energy Corp.,
   6.875% due 03/15/2013                                65,000            68,088
                                                                   -------------
                                                                         216,888
COMPUTERS & BUSINESS EQUIPMENT - 0.26%
Computer Sciences Corp.,
   7.375% due 06/15/2011 (a)                           425,000           516,811
Hewlett Packard Company,
   6.50% due 07/01/2012 (a)                            700,000           813,870
Xerox Capital Europe PLC,
   5.875% due 05/15/2004                               200,000           201,000
                                                                   -------------
                                                                       1,531,681

CONSTRUCTION & MINING EQUIPMENT - 0.03%
Webb Delaware Corp.,
   10.25% due 02/15/2010                               150,000           163,500
                                                                   -------------
CONTAINERS & GLASS - 0.32%
Consumers International, Inc.,
   10.25% due 04/01/2005 (!)                           125,000                 0
Graphic Packaging Corp.,
   8.625% due 02/15/2012                                30,000            30,600
Owens-Brockway Glass Container,
   8.25% due 05/15/2013                                310,000           328,600
Owens-Illinois, Inc.,
   Series 2005, 7.15% due 05/15/2005 (a)                30,000            30,750
   Series 2008, 7.35% due 05/15/2008 (a)                40,000            40,000
   Series 2010, 7.50% due 05/15/2010                   200,000           196,000
Sealed Air Corp.,
   8.75% due 07/01/2008                                450,000           532,241
Stone Container Corp.,
   8.375% due 07/01/2012                                80,000            85,800
   9.25% due 02/01/2008                                185,000           201,650
   9.75% due 02/01/2011                                365,000           399,675
                                                                   -------------
                                                                       1,845,316

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
COSMETICS & TOILETRIES - 0.08%
Johnsondiversey, Inc.,
   9.625% due 05/15/2012                           $         35,000     $      39,113
Playtex Products, Inc.,
   9.375% due 06/01/2011                                    200,000           200,000
Revlon Consumer Products Corp.,
   12.00% due 12/01/2005                                    220,000           213,950
                                                                        -------------
                                                                              453,063
CRUDE PETROLEUM & NATURAL GAS - 0.28%
Burlington Resources Finance
   Company, 7.40% due 12/01/2031                            625,000           781,916
KN Energy, Inc.,
   6.65% due 03/01/2005                                     795,000           852,943
                                                                        -------------
                                                                            1,634,859
DOMESTIC OIL - 0.72%
Clark Refining & Marketing, Inc.,
   8.375% due 11/15/2007                                    460,000           462,300
   8.625% due 08/15/2008                                     10,000            10,200
Devon Financing Corp., ULC,
   6.875% due 09/30/2011                                  1,150,000         1,348,989
Motiva Enterprises LLC,
   5.20% due 09/15/2012                                   1,100,000         1,163,665
Pioneer Natural Resources Company,
   9.625% due 04/01/2010                                    235,000           291,370
Pride International, Inc.,
   10.00% due 06/01/2009                                    255,000           279,225
Valero Energy Corp.,
   8.75% due 06/15/2030                                     465,000           595,791
                                                                        -------------
                                                                            4,151,540
DRUGS & HEALTH CARE - 1.20%
Alaris Medical Systems, Inc.,
   zero coupon, step up to 11.125%
   on 08/01/2003 due 08/01/2008                             400,000           422,000
   7.25% due 07/01/2011                                      95,000            96,188
Allegiance Corp.,
   7.00% due 10/15/2026                                   4,000,000         4,815,564
Beckman Instruments, Inc.,
   7.45% due 03/04/2008                                   1,065,000         1,256,261
Omnicare, Inc.,
   6.125% due 06/01/2013                                     35,000            35,700
   Series B, 8.125% due 03/15/2011                           35,000            37,975
Universal Hospital Services, Inc.,
   10.25% due 03/01/2008                                    280,000           288,400
                                                                        -------------
                                                                            6,952,088
ELECTRICAL EQUIPMENT - 0.13%
Energy Corp. of America, Inc., Series A,
   9.50% due 05/15/2007                                     730,000           511,000
Wesco Distribution, Inc.,
   9.125% due 06/01/2008                                    235,000           219,138
                                                                        -------------
                                                                              730,138
ELECTRIC UTILITIES - 4.07%
AES Corp. (a),
   8.875% due 02/15/2011                                    415,000           405,662
Alabama Power Company,
   5.875% due 12/01/2022                                    470,000           504,273
American Electric Power Inc., Series
   A, 6.125% due 05/15/2006                               2,000,000         2,192,304
Arizona Public Service Company
   (a), 6.375% due 10/15/2011                             1,000,000         1,135,343
Avista Corp.,
   9.75% due 06/01/2008                                     320,000           371,200
Baltimore Gas & Electric Company,
   6.125% due 07/01/2003                                  1,000,000         1,000,000
Calpine Corp.,
   8.50% due 02/15/2011 (a)                                 390,000           292,500
   8.625% due 08/15/2010 (a)                                240,000           180,000
Carolina Power & Light Company,
   6.50% due 07/15/2012                                   1,450,000         1,677,279
Cinergy Corp.,
   6.125% due 04/15/2004                                  2,000,000         2,057,048
CMS Energy Corp.,
   8.50% due 04/15/2011 (a)                                 355,000           370,531
   8.90% due 07/15/2008 (a)                                 355,000           371,419
Commonwealth Edison Company,
   6.15% due 03/15/2012                                     315,000           361,158
Duke Energy Corp.,
   5.375% due 01/01/2009                                  1,000,000         1,079,856
Edison Mission Energy,
   9.875% due 04/15/2011                                    300,000           277,500
Florida Power & Light Company,
   5.85% due 02/01/2033                                     230,000           246,403
Illinois Power Corp.,
   11.50% due 12/15/2010                                    135,000           154,237
L-3 Communications Corp., Series
   B, 8.00% due 08/01/2008                                  160,000           166,400
Nevada Power Company,
   10.875% due 10/15/2009                                    80,000            89,600
New York State Electric & Gas
   Corp., 5.75% due 05/01/2023                              550,000           558,555
NSTAR,
   8.00% due 02/15/2010                                   2,000,000         2,454,344
Ohio Edison Company,
   4.00% due 05/01/2008                                     550,000           564,145
Old Dominion Electric Coop.,
   6.25% due 06/01/2011                                   1,045,000         1,196,726
Oncor Electric Delivery Company,
   6.375% due 05/01/2012 (a)                                615,000           702,049
Pacificorp Secured, MTN,
   6.375% due 05/15/2008                                  1,000,000         1,138,422
PSEG Power LLC,
   6.95% due 06/01/2012                                   1,330,000         1,526,956
   8.625% due 04/15/2031                                    590,000           760,596
Reliant Resources, Inc.,
   9.25% due 07/15/2010                                     235,000           236,175
Western Resources, Inc.,
   7.125% due 08/01/2009                                    280,000           285,250
   9.75% due 05/01/2007                                     150,000           168,000
Wisconsin Electric Power Company,
   6.50% due 06/01/2028                                     700,000           802,712
Wisconsin Energy Corp.,
   6.20% due 04/01/2033                                     250,000           270,926
                                                                        -------------
                                                                           23,597,569
ELECTRONICS - 0.09%
Sanmina-SCI Corp.,
   10.375% due 01/15/2010                                   310,000           345,650
Solectron Corp. (a),
   9.625% due 02/15/2009                                    155,000           164,300
Thomas & Betts Corp.,
   7.25% due 06/01/2013                                      20,000            20,000
                                                                        -------------
                                                                              529,950

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      ------            -----
ENERGY - 0.32%
Alliant Energy Resources, Inc.,
   9.75% due 01/15/2013                            $    450,000     $     579,519
Aquila, Inc.,
   11.875% due 07/01/2012                               130,000           138,450
Costilla Energy, Inc.,
   10.25% due 10/01/2006 (!) (a)                        225,000                 0
Midamerican Funding LLC,
   6.75% due 03/01/2011                               1,000,000         1,145,886
                                                                    -------------
                                                                        1,863,855
FINANCIAL SERVICES - 9.10%
American Financial Group, Inc.,
   7.125% due 04/15/2009                                340,000           345,083
Amerus Capital I,
   8.85% due 02/01/2027                                 750,000           716,699
Arch Western Finance LLC,
   6.75% due 07/01/2013                                 130,000           133,250
Associates Corp. of North America,
   5.75% due 11/01/2003                                 610,000           619,181
   8.55% due 07/15/2009                                 600,000           762,081
BanPonce Financial Corp.,
   6.80% due 12/21/2005                                 260,000           288,962
Beneficial Corp.,
   8.40% due 05/15/2008                                 350,000           423,058
Cigna Corp.,
   7.875% due 05/15/2027                                350,000           419,089
   8.25% due 01/01/2007                                 375,000           435,050
CIT Group, Inc.,
   6.50% due 02/07/2006                               1,000,000         1,092,997
   7.625% due 08/16/2005                                250,000           275,299
Commercial Credit Group, Inc.,
   7.375% due 04/15/2005                              1,000,000         1,098,165
Credit Suisse First Boston USA, Inc.,
   6.125% due 11/15/2011                              1,300,000         1,456,304
Dime Capital Trust, Class A,
   9.33% due 05/06/2027                               1,350,000         1,654,208
Equitable Companies, Inc.,
   7.00% due 04/01/2028                               1,000,000         1,139,237
Erac USA Finance Company,
   8.00% due 01/15/2011                               2,100,000         2,501,944
Ford Motor Credit Company,
   7.375% due 10/28/2009                              3,700,000         3,878,754
General Electric Capital Corp.,
   6.125% due 02/22/2011                                500,000           570,147
   MTN, 6.75% due 03/15/2032                          2,475,000         2,894,673
General Motors Acceptance Corp.,
   6.875% due 09/15/2011                              1,000,000         1,003,337
Goldman Sachs Group, Inc.,
   6.125% due 02/15/2033                                955,000         1,024,118
   6.875% due 01/15/2011                                800,000           943,959
H.F. Ahmanson & Company,
   7.875% due 09/01/2004                                525,000           560,302
Hartford Financial Services Group,
   Inc., 7.90% due 06/15/2010                           200,000           243,849
Household Finance Corp.,
   6.375% due 10/15/2011 - 11/27/2012                 1,815,000         2,065,451
   7.00% due 05/15/2012                                 985,000         1,165,895
International Lease Finance Corp.,
   5.75% due 10/15/2006                                 700,000           765,638
John Deere Capital Corp.,
   7.00% due 03/15/2012                                 400,000           474,880
Manufacturers & Traders Trust
   Company, 8.00% due 10/01/2010                      1,250,000         1,544,677
Marsh & McLennan Companies,
   Inc., 7.125% due 06/15/2009                        1,145,000         1,373,515
MBIA, Inc.,
   7.00% due 12/15/2025                                 500,000           545,594
MDP Acquisitions PLC,
   9.625% due 10/01/2012                                100,000           110,500
Morgan Stanley Dean Witter,
   6.60% due 04/01/2012                               1,900,000         2,195,231
   6.75% due 04/15/2011                                 790,000           924,048
Nationwide Financial Services, Inc.,
   6.25% due 11/15/2011                                 710,000           796,640
Pemex Finance, Ltd.,
   8.875% due 11/15/2010                                650,000           795,633
Pemex Project Funding Master Trust,
   8.625% due 02/01/2022                              1,000,000         1,142,500
   9.125% due 10/13/2010                              1,000,000         1,210,000
Private Export Funding Corp.,
   Series WW, 6.62% due 10/01/2005                    2,000,000         2,224,376
   Series YY, 7.03% due 10/31/2003                      500,000           509,948
Qwest Capital Funding, Inc.,
   7.25% due 02/15/2011                                  50,000            41,000
Sun Canada Financial Company,
   6.625% due 12/15/2007                                650,000           712,664
   7.25% due 12/15/2015                               1,700,000         1,935,486
Sunamerica, Inc.,
   8.125% due 04/28/2023                              1,000,000         1,312,155
TIAA Global Markets,
   4.125% due 11/15/2007                                740,000           783,177
Toyota Motor Credit Corp.,
   5.625% due 11/13/2003                              1,600,000         1,626,109
Ucar Finance, Inc.,
   10.25% due 02/15/2012                                130,000           127,400
United States Bancorp Oregon,
   7.50% due 06/01/2026                               2,774,000         3,442,354
United States West Capital Funding,
   Inc., 6.25% due 07/15/2005                           470,000           434,750
Western Financial Bank,
   9.625% due 05/15/2012                                 35,000            37,800
                                                                    -------------
                                                                       52,777,167
FOOD & BEVERAGES - 0.69%
Delhaize America, Inc.,
   8.125% due 04/15/2011                                145,000           158,775
Great Atlantic & Pacific Tea Company,
   Inc., 9.125% due 12/15/2011                          470,000           439,450
Kraft Foods, Inc.,
   6.50% due 11/01/2031                               1,230,000         1,358,106
Pepsi Bottling Group, Inc., Series B,
   7.00% due 03/01/2029                                 500,000           608,753
Tyson Foods, Inc.,
   8.25% due 10/01/2011                               1,200,000         1,420,825
                                                                    -------------
                                                                        3,985,909
FOREST PRODUCTS - 0.04%
Tembec Industries, Inc.,
   8.625% due 06/30/2009                                240,000           237,000
                                                                    -------------
GAS & PIPELINE UTILITIES - 1.14%
Duke Energy Field Services,
   5.75% due 11/15/2006                                 250,000           266,275

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
GAS & PIPELINE UTILITIES - CONTINUED
El Paso Corp. (a),
   7.00% due 05/15/2011                            $      1,210,000     $   1,101,100
Kinder Morgan Energy Partners,
   7.125% due 03/15/2012                                    800,000           957,380
Northern Border Partners, LP,
   7.10% due 03/15/2011                                   1,000,000         1,143,935
Praxair, Inc.,
   6.50% due 03/01/2008                                     605,000           701,480
Schlumberger Technology Corp.,
   6.50% due 04/15/2012                                   1,500,000         1,741,546
Semco Energy, Inc.,
   7.125% due 05/15/2008                                     15,000            15,675
   7.75% due 05/15/2013                                      20,000            21,300
Texas Gas Transmission, LLC,
   4.60% due 06/01/2015                                     445,000           443,767
Williams Companies, Inc.,
   7.125% due 09/01/2011 (a)                                235,000           229,125
                                                                        -------------
                                                                            6,621,583
HEALTHCARE PRODUCTS - 0.20%
Bristol-Myers Squibb Company,
   5.75% due 10/01/2011                                     800,000           890,314
Icon Health & Fitness,
   11.25% due 04/01/2012                                    230,000           244,950
                                                                        -------------
                                                                            1,135,264
HEALTHCARE SERVICES - 0.30%
Health Net, Inc.,
   8.375% due 04/15/2011 (a)                                775,000           942,000
Healthsouth Corp.,
   7.375% due 10/01/2006 (!) (a)                            215,000           168,775
NDCHealth Corp.,
   10.50% due 12/01/2012                                    290,000           311,025
Radiologix, Inc.,
   10.50% due 12/15/2008                                    335,000           318,250
                                                                        -------------
                                                                            1,740,050
HOMEBUILDERS - 0.71%
Beazer Homes USA, Inc.,
   8.625% due 05/15/2011                                    300,000           332,250
Centex Corp.,
   7.875% due 02/01/2011                                  1,000,000         1,209,674
D. R. Horton, Inc.,
   9.75% due 09/15/2010                                     330,000           375,375
KB Home,
   9.50% due 02/15/2011                                     370,000           418,563
Lennar Corp.,
   5.95% due 03/01/2013 (a)                                 265,000           290,035
Pulte Homes, Inc.,
   8.125% due 03/01/2011                                    930,000         1,141,278
Standard Pacific Corp.,
   8.00% due 02/15/2008                                      50,000            51,750
   8.50% due 06/15/2007 - 04/01/2009                        160,000           165,862
   9.50% due 09/15/2010                                     145,000           162,219
                                                                        -------------
                                                                            4,147,006
HOTELS & RESTAURANTS - 0.47%
Host Marriott LP,
   9.25% due 10/01/2007                                      35,000            37,625
   9.50% due 01/15/2007                                     375,000           403,125
Mandalay Resort Group,
   9.25% due 12/01/2005                                     175,000           183,203
   9.375% due 02/15/2010 (a)                                255,000           288,150
   10.25% due 08/01/2007 (a)                                135,000           152,550
MGM Mirage, Inc.,
   8.375% due 02/01/2011 (a)                                495,000           563,062
   8.50% due 09/15/2010                                      50,000            58,750
Park Place Entertainment Corp.,
   8.125% due 05/15/2011                                    355,000           389,613
Riviera Holdings Corp.,
   11.00% due 06/15/2010                                    300,000           286,500
Station Casinos, Inc. (a),
   8.875% due 12/01/2008                                    325,000           341,250
                                                                        -------------
                                                                            2,703,828
HOUSEHOLD PRODUCTS - 0.28%
Procter & Gamble, Series A,
   9.36% due 01/01/2021                                   1,000,000         1,402,570
Resolution Performance Products, Inc.,
   9.50% due 04/15/2010                                      35,000            36,400
   13.50% due 11/15/2010                                    175,000           175,000
                                                                        -------------
                                                                            1,613,970
INDUSTRIAL MACHINERY - 0.08%
Case Corp.,
   7.25% due 08/01/2005                                     405,000           405,506
Cummins, Inc.,
   9.50% due 12/01/2010                                      35,000            39,725
                                                                        -------------
                                                                              445,231
INDUSTRIALS - 0.06%
Norsk Hydro ASA,
   7.15% due 11/15/2025                                     300,000           366,463
                                                                        -------------
INSURANCE - 4.18%
AAG Holding Company, Inc.,
   6.875% due 06/01/2008                                  1,710,000         1,598,626
ACE Capital Trust II,
   9.70% due 04/01/2030                                     400,000           539,054
Amerus Group Company,
   6.95% due 06/15/2005                                     715,000           730,157
Anthem Insurance Companies, Inc.,
   9.125% due 04/01/2010                                    700,000           881,422
Equitable Life Assurance Society,
   7.70% due 12/01/2015                                     680,000           849,657
Fairfax Financial Holdings Ltd.,
   6.875% due 04/15/2008 (a)                                210,000           197,925
   7.375% due 03/15/2006                                    135,000           130,950
Fidelity National Financial, Inc.,
   7.30% due 08/15/2011                                   1,000,000         1,161,240
Florida Windstorm Underwriting
   Association, Series 1999, 7.125%
   due 02/25/2019                                         3,720,000         4,427,619
Jackson National Life Insurance
   Company, 8.15% due 03/15/2027                          1,500,000         1,835,346
Liberty Mutual Insurance Company,
   7.697% due 10/15/2097                                  1,870,000         1,375,624
Mony Group, Inc.,
   7.45% due 12/15/2005                                     900,000           956,716
Nationwide Mutual Insurance
   Company, 8.25% due 12/01/2031                          1,000,000         1,236,076
New York Life Insurance Company,
   5.875% due 05/15/2033                                    265,000           278,113
Ohio National Life Insurance
   Company, 8.50% due 05/15/2026                          1,150,000         1,411,102
Provident Companies, Inc.,
   7.00% due 07/15/2018 (a)                                 500,000           500,000
   7.25% due 03/15/2028                                     500,000           492,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
INSURANCE - CONTINUED
Prudential Financial,
   7.65% due 07/01/2007                            $        650,000     $     756,989
Reinsurance Group of America, Inc.,
   6.75% due 12/15/2011                                   1,000,000         1,143,196
Safeco Corp. (a),
   7.25% due 09/01/2012                                     270,000           324,584
The St. Paul Companies, Inc.,
   5.75% due 03/15/2007                                     575,000           629,052
W.R. Berkley Capital Trust,
   8.197% due 12/15/2045                                    900,000           965,600
XL Capital Finance PLC,
   6.50% due 01/15/2012                                     765,000           874,902
Zurich Reinsurance Centre Holdings,
   Inc., 7.125% due 10/15/2023                            1,000,000           954,375
                                                                        -------------
                                                                           24,250,825
INTERNATIONAL OIL - 0.16%
Canadian Natural Resources Ltd.,
   6.45% due 06/30/2033                                     275,000           310,213
Tosco Trust 2000, Inc.,
   8.58% due 03/01/2010                                     500,000           615,570
                                                                        -------------
                                                                              925,783
INVESTMENT COMPANIES - 0.49%
Canadian Oil Sands,
   7.90% due 09/01/2021                                   1,000,000         1,126,322
John Hancock Global Funding,
   7.90% due 07/02/2010                                   1,400,000         1,727,278
                                                                        -------------
                                                                            2,853,600
LEISURE TIME - 0.47%
AOL Time Warner, Inc.,
   7.70% due 05/01/2032                                   1,500,000         1,751,148
International Game Technology,
   8.375% due 05/15/2009                                    780,000           956,909
                                                                        -------------
                                                                            2,708,057
MANUFACTURING - 0.16%
Tyco International Group SA,
   6.125% due 01/15/2009 (a)                                 40,000            41,600
   6.375% due 10/15/2011                                    640,000           675,200
   6.75% due 02/15/2011                                     230,000           243,800
                                                                        -------------
                                                                              960,600
MEDICAL-HOSPITALS - 0.11%
Beverly Enterprises, Inc., 9.625%
   due 04/15/2009 (a)                                       445,000           427,200
Triad Hospitals, Inc.,
   11.00% due 05/15/2009                                    125,000           137,813
Triad Hospitals, Inc., Series B,
   8.75% due 05/01/2009                                      55,000            58,506
                                                                        -------------
                                                                              623,519
MINING - 0.12%
Corporacion Nacional Del Cobre de
   Chile - CODELCO, 6.375% due
   11/30/2012                                               615,000           677,331
                                                                        -------------
NEWSPAPERS - 0.61%
News America Holdings, Inc.,
   9.25% due 02/01/2013                                   2,645,000         3,532,030
                                                                        -------------
OFFICE FURNISHINGS & SUPPLIES - 0.08%
Xerox Corp.,
   7.625% due 06/15/2013                                    300,000           300,375
   9.75% due 01/15/2009                                     135,000           151,875
                                                                        -------------
                                                                              452,250
PAPER - 1.20%
Abitibi Consolidated, Inc.,
   7.875% due 08/01/2009                                    700,000           777,000
Boise Cascade Office Products
   Company, 7.05% due 05/15/2005                          2,700,000         2,831,379
Caraustar Industries, Inc., 9.875%
   due 04/01/2011 (a)                                       205,000           218,325
Georgia Pacific Corp.,
   9.50% due 12/01/2011 (a)                                 755,000           831,444
Longview Fibre Company,
   10.00% due 01/15/2009                                     90,000            99,900
Mead Corp.,
   7.35% due 03/01/2017 (a)                                 400,000           471,374
Norske Skog Canada,
   8.625% due 06/15/2011 (a)                                100,000           104,500
Pacifica Papers, Inc.,
   10.00% due 03/15/2009                                    305,000           324,825
Temple-Inland, Inc.,
   7.875% due 05/01/2012                                    800,000           954,253
Willamette Industries, Inc.,
   7.00% due 02/01/2018                                     300,000           342,304
                                                                        -------------
                                                                            6,955,304
PETROLEUM SERVICES - 0.24%
Baker Hughes, Inc. (a),
   6.875% due 01/15/2029                                    200,000           236,865
Giant Industries, Inc.,
   11.00% due 05/15/2012                                    230,000           221,950
Murphy Oil Corp.,
   7.05% due 05/01/2029                                     450,000           537,091
Tesoro Petroleum Corp.,
   8.00% due 04/15/2008                                      80,000            82,000
   Series B, 9.00% due 07/01/2008                           200,000           181,000
   Series B, 9.625% due 11/01/2008                          155,000           143,375
                                                                        -------------
                                                                            1,402,281
PHARMACEUTICALS - 0.19%
AmerisourceBergen Corp.,
   8.125% due 09/01/2008                                     20,000            22,000
Wyeth,
   7.90% due 02/15/2005                                   1,000,000         1,097,482
                                                                        -------------
                                                                            1,119,482
PUBLISHING - 0.54%
E.W. Scripps Company,
   6.625% due 10/15/2007                                    500,000           565,442
Primedia, Inc.,
   8.875% due 05/15/2011                                    150,000           157,875
Scholastic Corp.,
   5.00% due 04/15/2013                                     265,000           271,990
   5.75% due 01/15/2007                                     355,000           388,162
   7.00% due 12/15/2003                                     530,000           543,090
Time Warner, Inc.,
   7.25% due 10/15/2017                                   1,025,000         1,186,362
                                                                        -------------
                                                                            3,112,921
RAILROADS & EQUIPMENT - 0.28%
Canadian National Railway Company,
   FRN 7.375% due 10/15/2031                                500,000           632,201
Kansas City Southern Railway,
   9.50% due 10/01/2008                                     465,000           516,731
Southern Railway Company,
   8.75% due 10/15/2003                                     470,000           480,065
                                                                        -------------
                                                                            1,628,997

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      ------            -----
REAL ESTATE - 1.16%
AMB Property LP,
   7.50% due 06/30/2018                            $    420,000     $     481,235
CBRE Escrow, Inc.,
   9.75% due 05/15/2010                                  55,000            57,819
Duke Realty Corp. LP,
   5.25% due 01/15/2010                                 555,000           592,408
Health Care Property Investors, Inc.,
   6.00% due 03/01/2015                                 500,000           518,348
Healthcare Realty Trust, Inc.,
   8.125% due 05/01/2011                              1,500,000         1,667,877
Lennar Corp.,
   7.625% due 03/01/2009                                235,000           278,698
Liberty Property LP,
   7.25% due 03/15/2011                               1,500,000         1,770,490
Regency Centers LP,
   7.95% due 01/15/2011                                 700,000           858,958
Spieker Properties LP,
   7.25% due 05/01/2009                                 450,000           524,302
                                                                    -------------
                                                                        6,750,135
RETAIL GROCERY - 0.10%
Pathmark Stores, Inc. (a),
   8.75% due 02/01/2012                                 250,000           258,750
Winn-Dixie Stores, Inc. (a),
   8.875% due 04/01/2008                                290,000           307,400
                                                                    -------------
                                                                          566,150
RETAIL TRADE - 0.29%
Gap, Inc. (a),
   10.55% due 12/15/2008                                200,000           243,000
Remington Arms Company, Inc.,
   10.50% due 02/01/2011                                155,000           161,975
Rite Aid Corp.,
   7.125% due 01/15/2007 (a)                            535,000           529,650
   11.25% due 07/01/2008                                150,000           161,250
Target Corp.,
   6.35% due 01/15/2011                                 500,000           576,980
                                                                    -------------
                                                                        1,672,855
SANITARY SERVICES - 0.14%
Allied Waste North America, Inc.,
   7.875% due 04/15/2013                                100,000           104,625
   8.50% due 12/01/2008                                 660,000           709,500
                                                                    -------------
                                                                          814,125
SEMICONDUCTORS - 0.20%
Amkor Technology, Inc.,
   9.25% due 02/15/2008                                 240,000           249,600
Amkor Technology, Inc.,
   10.50% due 05/01/2009 (a)                            330,000           333,300
SCG Holding Corp., Series B,
   12.00% due 08/01/2009 (a)                            643,000           552,980
                                                                    -------------
                                                                        1,135,880
STEEL - 0.19%
Alaska Steel Corp. (a),
   7.875% due 02/15/2009                                625,000           531,250
National Steel Corp., Series D,
   9.875% due 03/01/2009 (!)                             27,549             1,515
Oregon Steel Mills, Inc. (a),
   10.00% due 07/15/2009                                 85,000            76,500
Steel Dynamics, Inc. (a),
   9.50% due 03/15/2009                                  35,000            36,663
United States Steel LLC,
   10.75% due 08/01/2008                                445,000           467,250
Weirton Steel Corp.,
   10.00% due 04/01/2008 (!)                            165,000            21,450
                                                                    -------------
                                                                        1,134,628
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.02%
Avaya, Inc.,
   11.125% due 04/01/2009                               335,000           366,825
Deutsche Telekom International Finance
   BV, 8.25% due 06/15/2005                             500,000           557,564
EchoStar DBS Corp.,
   9.375% due 02/01/2009                                470,000           501,138
France Telecom SA,
   FRN 9.25% due 03/01/2011                           1,050,000         1,321,493
GCI, Inc.,
   9.75% due 08/01/2007                                 625,000           635,937
Insight Midwest LP/ Insight Capital, Inc.,
   9.75% due 10/01/2009                                  85,000            89,888
   10.50% due 11/01/2010                                440,000           482,900
Nortel Networks, Ltd. (a),
   6.125% due 02/15/2006                                605,000           586,850
Singapore Telecommunications,
   Ltd., 7.375% due 12/01/2031                          800,000           976,962
Time Warner Telecom, Inc. (a),
   10.125% due 02/01/2011                                55,000            53,075
United Pan-Europe Communications
   NV, 11.25% due 02/01/2010 (!)                        100,000            21,500
   Series B, 11.50% due 02/01/2010                      120,000            25,800
United States West Communications,
   Inc., 6.875% due 09/15/2033                          300,000           276,000
                                                                    -------------
                                                                        5,895,932
TELEPHONE - 2.01%
Alltel Corp.,
   7.875% due 07/01/2032                              1,300,000         1,728,576
Ameritech Capital Funding Corp.,
   6.45% due 01/15/2018                               1,100,000         1,278,590
AT&T Corp.,
   7.00% due 11/15/2006                                 450,000           500,493
   FRN 8.50% due 11/15/2031                             625,000           708,681
Bellsouth Savings, ESOT,
   9.19% due 07/01/2003                                  81,536            81,536
British Telecommunications PLC,
   8.625% due 12/15/2030                              1,100,000         1,501,023
CenturyTel, Inc.,
   7.875% due 08/15/2012                                225,000           283,957
Compania De Telecomunicaciones,
   8.375% due 01/01/2006 (a)                          1,000,000         1,109,663
GTE California, Inc., Series G,
   5.50% due 01/15/2009                               1,000,000         1,103,243
GTE Corp.,
   8.75% due 11/01/2021                               1,000,000         1,316,908
Lucent Technologies, Inc. (a), 7.25%
   due 07/15/2006                                       315,000           298,463
Qwest Capital Funding, Inc.,
   7.90% due 08/15/2010                                 275,000           229,625
Sprint Capital Corp.,
   6.875% due 11/15/2028                              1,500,000         1,504,852
Telecommunications Techniques
   Company, 9.75% due 05/15/2008 (!)                    290,000            10,875
                                                                    -------------
                                                                       11,656,485
TIRES & RUBBER - 0.06%
Goodyear Tire & Rubber Company,
   7.857% due 08/15/2011 (a)                            365,000           266,450
   8.50% due 03/15/2007 (a)                             105,000            88,725
                                                                    -------------
                                                                          355,175

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                      ------           -----
TRANSPORTATION - 0.11%
K & F Industry, Inc. Series B, 9.25%
   due 10/15/2007                                  $   125,000     $     130,313
Navistar International Corp.,
   8.00% due 02/01/2008 (a)                            480,000           480,000
   Series B, 9.375% due 06/01/2006                      20,000            21,750
                                                                   -------------
                                                                         632,063
TOTAL CORPORATE BONDS
(Cost: $244,879,809)                                               $ 274,004,457
                                                                   -------------

MUNICIPAL BONDS - 2.14%
ARIZONA - 0.20%
Phoenix Arizona Civic Improvement
   Corp., 6.30% due 07/01/2008                       1,010,000         1,162,753
                                                                   -------------
CALIFORNIA - 0.67%
Los Angeles County California
   Pension, 8.62% due 06/30/2006                     1,500,000         1,780,110
   Series A, 8.49% due 06/30/2004                      500,000           534,960
Southern California Public Power
   Authority Project, Series B, 6.93%
   due 05/15/2017                                    1,300,000         1,597,466
                                                                   -------------
                                                                       3,912,536
FLORIDA - 0.22%
Miami Beach Florida Redevelopment
   Agency Tax, 8.95% due 12/01/2022                  1,000,000         1,258,460
                                                                   -------------
ILLINOIS - 0.06%
Illinois State Taxable Pension,
   4.95% due 06/01/2023                                335,000           334,176
                                                                   -------------
MARYLAND - 0.06%
Maryland State Transportation Authority,
   Ltd., 5.84% due 07/01/2011                          300,000           341,226
                                                                   -------------
MICHIGAN - 0.26%
Detroit Michigan Downtown Development
   Authority, 6.20% due 07/01/2008                   1,335,000         1,530,751
                                                                   -------------
NEW JERSEY - 0.03%
Jersey City New Jersey Municipal Utilities
   Authority, 4.55% due 05/15/2012                     150,000           154,182
                                                                   -------------
PENNSYLVANIA - 0.55%
Philidelphia Pennsylvania Authority,
   Series A, 5.59% due 04/15/2005                    2,000,000         2,131,280
Pittsburgh Pennsylvania Urban
   Redevelopment Authority, 8.55%
   due 09/01/2004                                    1,000,000         1,083,110
                                                                   -------------
                                                                       3,214,390
SOUTH CAROLINA - 0.09%
South Carolina Public Service Authority,
   Series B, 6.97% due 01/01/2005                      475,000           512,577
                                                                   -------------
TOTAL MUNICIPAL BONDS
(Cost: $11,552,158)                                                $  12,421,051
                                                                   -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.66%
Asset Securitization Corp., Series
   1997, Class A 1B, 6.66% due
   02/14/2043                                        2,610,000         2,810,240
Banc of America Commercial
   Mortgage Inc., Class A, 6.186%
   due 06/11/2035                                    3,000,000         3,450,313
Chase Commercial Mortgage Securities Corp.,
   Series 1998 1 Class A2, 6.56% due
   05/18/2030                                        3,000,000         3,439,785
   Series 1998 2 Class A2, 6.39% due
   11/18/2030                                        2,500,000         2,877,579
First Union-Lehman Brothers Commercial
   Mortgage, Series 97 Class A2, FRN
   6.60% due 11/18/2029                                841,445           872,814
LB-UBS Commercial Mortgage Trust,
   6.462% due 03/15/2031                             1,500,000         1,751,148
   Class A, 5.642% due 12/15/2025                    2,871,107         3,139,686
Morgan Stanley Capital I, Inc., Class
   A, 6.54% due 07/15/2030                           1,500,000         1,730,329
Morgan Stanley Dean Witter Capital I,
   Class A2, 5.98% due 01/15/2039                      300,000           341,255
   Class A, 6.39% due 10/15/2035                     2,000,000         2,326,383
   Series 2001, Class A4, 6.39% due
   07/15/2033                                          840,000           976,607
Nomura Asset Securities Corp.,
   Series 1998 D6 Class A 1B, 6.59%
   due 03/15/2030                                    2,850,000         3,292,753
                                                                   -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $24,245,055)                                                $  27,008,892
                                                                   -------------

ASSET BACKED SECURITIES - 1.47%
AESOP Funding II LLC,
   Series 1998-1, Class A, 6.14% due
   05/20/2006                                          600,000           642,522
   Series 2003-4, Class A, 2.86% due
   08/20/2009                                        1,740,000         1,739,452
Chase Manhattan Auto Owner Trust,
   Class A, FRN 4.21% due
   01/15/2009                                        2,000,000         2,108,768
Massachusetts RRB Special Purpose
   Trust, 6.53% due 06/01/2015                         888,834         1,032,252
MBNA Credit Card Master Note
   Trust, Series 2001-A1, Class A,
   5.75% due 10/15/2008                              2,000,000         2,209,691
Onyx Acceptance Auto Trust, Series
   2001-B, Class A4, 5.49% due
   11/15/2007                                          465,000           484,489
Peco Energy Transition Trust, Series
   2001 A, FRN 6.52% due
   12/31/2010                                          250,000           295,813
                                                                   -------------
TOTAL ASSET BACKED SECURITIES
(Cost: $8,044,079)                                                 $   8,512,987
                                                                   -------------
SHORT TERM INVESTMENTS - 7.26%
Navigator Securities Lending Trust, 1.14%          $42,100,044     $  42,100,044
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
REPURCHASE AGREEMENTS - 1.38%
Repurchase Agreement with Dillon
   Read, dated 06/30/2003 at 1.10%
   to be repurchased at $7,997,244 on
   07/01/2003, collateralized by
   $8,056,000 U.S. Treasury Notes,
   3.00% due 02/29/2004 (valued at
   $8,245,778, including interest).                $      7,997,000     $   7,997,000
                                                                        -------------
TOTAL INVESTMENTS (INVESTMENT QUALITY
BOND TRUST) (Cost: $536,894,755)                                        $ 579,887,582
                                                                        =============

TOTAL RETURN TRUST

                                                       PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
U.S. TREASURY OBLIGATIONS - 11.35%
U.S. TREASURY BONDS - 5.07%
3.875% due 04/15/2029 ***                          $      5,815,524     $   7,419,335
7.25% due 05/15/2016 ***                                 18,300,000        24,337,573
7.50% due 11/15/2016 ***                                 12,800,000        17,375,501
8.75% due 05/15/2017 (a) ***                             20,200,000        30,236,087
8.875% due 08/15/2017 ***                                 5,200,000         7,866,622
                                                                        -------------
                                                                           87,235,118

U.S. TREASURY NOTES - 5.65%
3.00% due 07/15/2012 (a) ***                              1,227,048         1,352,245
3.375% due 01/15/2007 ***                                 3,249,204         3,568,032
3.375% due 01/15/2012 ***                                 4,659,390         5,271,662
3.50% due 01/15/2011 (a) ***                             25,035,495        28,434,839
3.875% due 01/15/2009 ***                                48,990,322        56,109,204
4.25% due 01/15/2010 ***                                  2,185,540         2,572,107
                                                                        -------------
                                                                           97,308,089
U.S. TREASURY STRIPS - 0.63%
4.45% due 02/15/2017 - 05/15/2017 ***                    19,300,000        10,464,845
4.43% due 11/15/2016 (a) ***                                700,000           388,596
                                                                        -------------
                                                                           10,853,441
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $187,116,384)                                                    $ 195,396,648
                                                                        -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.64%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.94%
FRN 4.736% due 01/01/2029 ***                             2,312,062         2,380,898
5.00% due 09/15/2016 ***                                  1,259,670         1,300,706
5.00% TBA **                                              6,000,000         6,180,000
5.50% due 03/15/2015 ***                                    826,637           841,703
FRN 5.625% due 07/15/2028 ***                             3,250,838         3,282,708
6.00% due 03/01/2016 - 09/15/2032 ***                     2,270,231         2,374,063
6.00% TBA **                                             32,000,000        33,160,000
FRN 6.50% due 08/01/2032 ***                              5,298,041         5,513,224
7.50% due 12/20/2029 ***                                  6,455,228         6,918,312
FRN 7.50% due 08/15/2030 ***                              5,685,155         5,933,075
                                                                        -------------
                                                                           67,884,689
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.09%
FRN 3.138% due 10/01/2040 ***                             2,964,039         3,014,317
FRN 4.031% due 07/01/2009 ***                             2,154,653         2,195,765
FRN 4.299% due 05/01/2036 ***                            13,534,176        13,858,560
5.00% TBA **                                             48,000,000        49,574,976
5.50% due 11/01/2016 - 05/01/2018 ***                    65,567,474        68,113,989
6.00% due 03/01/2013 - 09/25/2032 ***                    69,327,986        72,068,973
6.00% TBA **                                            105,000,000       109,035,990
FRN 6.00% due 11/01/2016 - 06/01/2017 ***                 3,224,171         3,365,236
6.50% due 05/01/2032 - 12/25/2042 ***                     7,011,142         7,403,745
                                                                        -------------
                                                                          328,631,551
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.61%
FRN 3.50% due 01/20/2032 - 02/20/2032 ***                 8,976,984         9,154,810
FRN 4.375% due 02/20/2024 ***                               863,597           890,967
FRN 4.50% due 05/20/2030 ***                              1,964,636         2,001,828
FRN 5.00% due 10/20/2029 - 11/20/2029 ***                 4,942,846         5,135,350
FRN 5.375% due 05/20/2023 ***                             2,233,158         2,313,824
5.50% TBA **                                              4,500,000         4,668,750
FRN 5.75% due 09/20/2021 ***                                355,306           363,096
6.50% due 01/15/2029 - 08/15/2032 ***                     3,015,309         3,167,929
                                                                        -------------
                                                                           27,696,554
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $420,548,034)                                                    $ 424,212,794
                                                                        -------------
FOREIGN GOVERNMENT OBLIGATIONS - 3.36%
FEDERAL REPUBLIC OF BRAZIL - 1.09%
FRN 2.125% due 04/15/2006 (a) ***                         2,131,200         2,008,762
Series RG, FRN 2.188% due 04/15/2009 ***                    141,176           122,471
Series 15 YRS, FRN 2.188% due
   04/15/2009 ***                                           585,882           496,301
8.00% due 04/15/2014 (a) ***                              6,341,762         5,550,944
11.00% due 01/11/2012 - 08/17/2040 ***                   10,320,000         9,839,400
11.50% due 03/12/2008 ***                                   800,000           838,000
                                                                        -------------
                                                                           18,855,878
REPUBLIC OF COLOMBIA - 0.15%
10.75% due 01/15/2013 ***                                 2,200,000         2,574,000
                                                                        -------------
GOVERNMENT OF MEXICO - 1.11%
6.375% due 01/16/2013 ***                                 2,420,000         2,565,200
8.00% due 09/24/2022 ***                                  1,800,000         2,016,000
8.30% due 08/15/2031 ***                                 12,300,000        14,163,450
9.875% due 02/01/2010 ***                                   200,000           258,140
11.375% due 09/15/2016 ***                                  100,000           145,500
                                                                        -------------
                                                                           19,148,290
REPUBLIC OF PANAMA - 0.28%
8.25% due 04/22/2008 ***                                    700,000           773,500
8.875% due 09/30/2027 ***                                 2,200,000         2,398,000
9.375% due 07/23/2012 ***                                 1,400,000         1,624,910
                                                                        -------------
                                                                            4,796,410
REPUBLIC OF PERU - 0.66%
9.125% due 02/21/2012 ***                                10,600,000        11,304,900
                                                                        -------------
REPUBLIC OF POLAND - 0.03%
FRN 4.50% due 10/27/2024 ***                                500,000           497,500
                                                                        -------------
REPUBLIC OF SOUTH AFRICA - 0.04%
9.125% due 05/19/2009 ***                                   500,000           620,000
                                                                        -------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $52,704,395)                                                     $  57,796,978
                                                                        -------------
CORPORATE BONDS - 12.22%
AIR TRAVEL - 0.02%
American Airlines, Series 2001-2, Class A-1,
   6.978% due 04/01/2011 ***                                426,935           419,362
                                                                        -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                     ------------   --------------
AUTOMOBILES - 0.95%
DaimlerChrysler North America Holding,
  FRN 1.81% due 08/01/2003 ***                                       $  3,200,000   $    3,200,730
  4.75% due 01/15/2008 ***                                             11,500,000       11,796,654
General Motors Corp.,
  7.125% due 07/15/2013                                                 1,300,000        1,297,920
                                                                                    --------------
                                                                                        16,295,304

BANKING - 0.41%
Bank One Corp.,
  5.90% due 11/15/2011 ***                                                700,000          791,076
Royal Bank of Scotland Group
  PLC, FRN 7.648% due 08/31/2049 ***                                    5,000,000        6,344,460
                                                                                    --------------
                                                                                         7,135,536

BROADCASTING - 0.29%
Clear Channel Communications,
  Inc., 7.25% due 09/15/2003 ***                                        5,000,000        5,050,100
                                                                                    --------------

CELLULAR COMMUNICATIONS - 0.02%
Vodafone Group PLC,
  6.25% due 11/30/2032 ***                                                300,000          324,877
                                                                                    --------------

DOMESTIC OIL - 0.42%
Amerada Hess Corp.,
  6.65% due 08/15/2011 ***                                              3,000,000        3,460,788
Kerr Mcgee Corp.,
  FRN 1.85% due 06/28/2004 ***                                            450,000          447,742
Pemex Project Funding Master Trust,
  FRN 2.779% due 01/07/2005 ***                                         2,100,000        2,124,898
  7.375% due 12/15/2014 ***                                               600,000          657,000
  8.625% due 02/01/2022 ***                                               500,000          571,250
                                                                                    --------------
                                                                                         7,261,678

ELECTRIC UTILITIES - 2.12%
AEP Texas Central Company,
  FRN 2.54% due 02/15/2005 ***                                            900,000          900,593
Dominion Resources, Inc., Series C,
  7.60% due 07/15/2003 ***                                             10,600,000       10,621,126
Gulf States Utilities Company,
  8.25% due 04/01/2004 ***                                              6,850,000        7,176,389
LG&E Capital Corp.,
  6.205% due 05/01/2004                                                 6,000,000        6,178,632
Oncor Electric Delivery Company,
  6.375% due 01/15/2015                                                 6,180,000        7,010,746
Pacific Gas & Electric Company,
  FRN 7.958% due 10/31/2049                                               300,000          304,500
Progress Energy, Inc.,
  7.75% due 03/01/2031 ***                                              1,000,000        1,201,112
PSEG Power LLC,
  7.75% due 04/15/2011 ***                                              1,000,000        1,193,197
TXU Energy Company,
  7.00% due 03/15/2013 ***                                              1,700,000        1,881,443
                                                                                    --------------
                                                                                        36,467,738

FINANCIAL SERVICES - 2.03%
Atlas Reinsurance PLC, Series
  A, FRN 4.877% due 01/07/2005                                          1,000,000        1,008,590
Bear Stearns Companies, Inc., Series
  MTNB, FRN 1.58% due 12/01/2003 ***                                    1,900,000        1,902,947
CIT Group, Inc.,
  5.50% due 02/15/2004 (a) ***                                          1,460,000        1,492,776
Credit Suisse First Boston USA, Inc.,
  4.625% due 01/15/2008 ***                                             1,500,000        1,601,812
Gemstone Investors, Ltd.,
  7.71% due 10/31/2004 ***                                              1,300,000        1,293,500
General Motors Acceptance Corp.,
  FRN 1.39% due 08/18/2003 (a) ***                                      4,500,000        4,497,849
  FRN 1.529% due 04/05/2004 ***                                         2,000,000        1,985,136
  MTN, FRN 1.63% due 08/04/2003 ***                                     1,800,000        1,799,608
  MTN, FRN 1.679% due 07/21/2004 ***                                    4,700,000        4,647,134
  FRN 1.981% due 05/10/2004 ***                                         1,600,000        1,591,554
  MTN, FRN 1.99% due 05/17/2004 ***                                     3,000,000        2,983,890
  FRN 2.049% due 01/20/2004 ***                                         2,700,000        2,696,917
  8.00% due 11/01/2031***                                               1,100,000        1,079,281
National Rural Utilities Cooperative, MTN,
  FRN 2.32% due 04/26/2004 ***                                          1,000,000        1,006,136
Pemex Finance, Ltd.,
  5.72% due 11/15/2003 ***                                              1,250,000        1,269,550
Phoenix Quake Wind, Ltd.,
  FRN 3.466% due 07/03/2008 ***                                           800,000          800,000
Phoenix Quake, Ltd.,
  FRN 3.466% due 07/03/2008 ***                                           800,000          800,000
Premium Asset Trust, Series
  2000-10, FRN 1.605% due 11/27/2004 ***                                  500,000          501,519
Qwest Capital Funding, Inc.,
  7.25% due 02/15/2011 ***                                                113,000           92,660
Small Business Administration,
  Series 2000-P10B, Class 1, FRN
  7.45% due 08/01/2010 ***                                                765,982          861,551
Trinom, Ltd., Series A2,
  FRN 5.06% due 12/18/2004                                              1,000,000        1,008,590
                                                                                    --------------
                                                                                        34,921,000

GAS & PIPELINE UTILITIES - 0.87%
El Paso Corp., MTN,
  7.75% due 01/15/2032 (a) ***                                         16,500,000       13,901,250
Kinder Morgan Energy Partners,
  7.125% due 03/15/2012 ***                                               800,000          957,380
Williams Companies, Inc.,
  7.625% due 07/15/2019 ***                                               200,000          194,000
                                                                                    --------------
                                                                                        15,052,630

INSURANCE - 0.43%
Residential Reinsurance Ltd.,
  Series 2003, FRN 6.23% due 06/08/2006                                 7,300,000        7,309,125
                                                                                    --------------

LEISURE TIME - 0.06%
AOL Time Warner, Inc.,
  7.70% due 05/01/2032 ***                                                900,000        1,050,689
                                                                                    --------------

RETAIL GROCERY - 0.12%
The Kroger Company,
  6.20% due 06/15/2012 (a) ***                                          1,900,000        2,098,909
                                                                                    --------------

SANITARY SERVICES - 0.44%
Waste Management, Inc.,
   6.375% due 11/15/2012 ***                                            3,000,000        3,411,123
   6.50% due 05/15/2004 ***                                             4,000,000        4,093,912
                                                                                    --------------
                                                                                         7,505,035

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.38%
Qwest Corp.,
  7.125% due 11/15/2043 ***                                             2,111,000        1,963,230
  7.25% due 09/15/2025 ***                                              2,700,000        2,538,000
US West Communications, Inc.,
  7.20% due 11/01/2004 ***                                              2,000,000        2,050,000
                                                                                    --------------
                                                                                         6,551,230

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                     ------------   --------------
TELEPHONE - 3.44%
AT&T Corp.,
  FRN 7.80% due 11/15/2011 ***                                       $  6,900,000   $    7,887,473
British Telecom PLC,
  FRN 8.375% due 12/15/2010 ***                                           700,000          885,275
Deutsche Telekom International Finance BV,
  FRN 8.50% due 06/15/2010 ***                                          4,570,000        5,613,692
  FRN 8.75% due 06/15/2030 ***                                          8,500,000       10,829,765
France Telecom SA,
  FRN 10.00% due 03/01/2031***                                          1,000,000        1,383,735
Sprint Capital Corp.,
  6.00% due 01/15/2007 ***                                                100,000          107,465
  6.125% due 11/15/2008 ***                                             1,600,000        1,736,523
  6.90% due 05/01/2019 ***                                              1,100,000        1,152,193
  7.625% due 01/30/2011 ***                                            10,900,000       12,441,761
  8.375% due 03/15/2012 ***                                             1,800,000        2,155,171
  8.75% due 03/15/2032 ***                                              5,400,000        6,463,930
Verizon Florida, Inc., Series
  F, 6.125% due 01/15/2013 ***                                            800,000          905,830
Verizon Pennsylvania, Series
  A, 5.65% due 11/15/2011 ***                                           6,900,000        7,614,675
                                                                                    --------------
                                                                                        59,177,488

TOBACCO - 0.22%
Philip Morris Companies, Inc.,
 7.75% due 01/15/2027 ***                                               3,600,000        3,858,559
                                                                                    --------------

TOTAL CORPORATE BONDS
(Cost: $201,334,360)                                                                $  210,479,260
                                                                                    --------------

MUNICIPAL BONDS - 2.30%
CALIFORNIA - 0.42%
California State Revenue Anticipation Warrants,
  Series A, 2.00% due 06/16/2004 ***                                    1,100,000        1,109,086
Golden State Tobacco Securitization Corp.
  Series 2003-A-1, 6.25% due 06/01/2033 ***                             3,100,000        2,783,087
  Series 2003-A-1, 6.75% due 06/01/2039 ***                             3,635,000        3,292,474
                                                                                    --------------
                                                                                         7,184,647

NEW YORK - 0.58%
Metropolitan Transportation Authority New
  York, Series A, 5.00% due 11/15/2031***                               1,400,000        1,456,350
New York City Municipal Water Finance Authority,
  Series E, 5.00% due 06/15/2034 ***                                    7,300,000        7,579,517
New York State Environmental Facilities Corp.,
  Residuals-Series 658, FRN 8.97% due 06/15/2023 ***                      850,000          973,021
                                                                                    --------------
                                                                                        10,008,888

NORTH CAROLINA - 0.16%
North Carolina State Education Assistance
  Authority Revenue, FRN 1.28% due 06/01/2009 ***                         980,448          980,379
North Carolina State
  Residuals-Series 653, FRN 8.74% due 03/01/2018 ***                    1,400,000        1,845,060
                                                                                    --------------
                                                                                         2,825,439

TEXAS - 0.16%
Midland Texas Independent School
  District, 5.00% due 02/15/2028 ***                                    2,300,000        2,393,104
University of Texas University
  Revenues, Series B, 5.00% due 08/15/2033 ***                            300,000          311,199
                                                                                    --------------
                                                                                         2,704,303

WASHINGTON - 0.43%
Energy Northwest Washington
  Electric Revenue, Series A,
  5.50% due 07/01/2015 ***                                              1,100,000        1,272,821
King County Washington Sewer
  Revenue, Series A, 5.00% due 01/01/2035 ***                           6,000,000        6,236,580
                                                                                    --------------
                                                                                         7,509,401

WISCONSIN - 0.55%
Badger Tobacco Asset Securitization
  Corp., 6.00% due 06/01/2017 ***                                       2,900,000        2,689,692
Wisconsin State Clean Water Revenue,
  Residual-Series 645, FRN 8.93% due 06/01/2023 ***                     5,910,000        6,749,397
                                                                                    --------------
                                                                                         9,439,089

TOTAL MUNICIPAL BONDS
(Cost: $37,976,777)                                                                 $   39,671,767
                                                                                    --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.98%
ABN AMRO Mortgage Corp., Series
  1998-4, Class A12, FRN 6.75% due 11/25/2028 ***                       6,666,617        6,705,023
  Class IA4, 6.50% due 06/25/2029 ***                                   4,987,228        5,083,313
Aurora Loan Services, Series 2000-2
  Class 2A1, FRN 1.735% due 05/25/2030 ***                                561,711          561,216
Bank of America Mortgage
  Securities, Series 2002-3, Class
  1A6, 6.25% due 03/25/2032 ***                                         1,077,614        1,081,302
  Series 2002-K, Class 2A1, FRN
  5.768% due 10/20/2032 ***                                             3,434,308        3,545,378
Bear Stearns Arm Trust, Series
  2001-10, Class VA, FRN 6.086% due 02/25/2032 ***                        473,103          477,989
  Series 2001-10, Class VIA, FRN
  6.018% due 02/25/2032 ***                                               252,992          254,651
  Series 2001-8, Class VIA, FRN
  6.608% due 11/25/2031 ***                                               816,893          826,492
  Series 2001-9, Class IA, FRN
  6.158% due 01/25/2032 ***                                               429,169          431,559
  Series 2002-11, Class 1A2, FRN
  5.368% due 02/25/2033 ***                                            11,050,527       11,258,047
  Series 2002-8, Class 3A, FRN
  6.132% due 08/25/2032 ***                                               393,054          402,109
  Series 2002-9, Class 2A, FRN
  5.372% due 10/25/2032 ***                                               944,584          962,722
Cendant Mortgage Corp., Series
  1999-A, Class A2, FRN 1.685% due 08/25/2030 ***                       1,130,926        1,131,964
Countrywide Home Loans, Series
  2002-7, Class 1A1, FRN 5.460% due 05/19/2032 ***                      3,122,254        3,162,400
E-Trade Bank Arm Trust, Series
  2001-1, Class A1, FRN 6.993% due 09/25/2031 ***                         854,248          856,999
First Horizon Assets Securities,
  Inc., Series 2002-6, Class 1A6,
  6.50% due 11/25/2032 ***                                              1,865,405        1,875,678
First Nationwide Trust, Series
  2001-3, Class 1A1, due 08/21/2031 due 08/21/2031 ***                    632,599          649,390
GMAC Commercial Mortgage Security,
  Inc., Series 99 C2, Class A, FRN
  6.57% due 09/15/2033 ***                                              3,238,119        3,550,771

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                     ------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
GSR Mortgage Loan Trust, Series
  2002-5, Class A2, FRN 5.358% due 01/25/2032 ***                    $  3,816,617   $    3,877,646
Indymac Arm Trust, Series 2001-H2,
  Class A2, FRN 6.527% due 01/25/2032 ***                                 408,255          420,844
Norwest Asset Securities Corp.,
  Series 1999-25, Class A4, FRN
  6.50% due 10/25/2029 ***                                              5,750,192        5,846,910
Residential Funding Mortgage
  Securities I, Series 1998-S6, Class
  A6, 6.75% due 03/25/2028 ***                                          2,082,726        2,080,623
  Series 2002-S15, Class A1, 6.25%
  due 09/25/2032 ***                                                      782,307          788,962
  Series 2002-SA2, Class A1, FRN
  5.64% due 09/25/2032 ***                                              1,605,339        1,623,965
Salomon Brothers Mortgage Securities
  VII Inc., Series 1999-NC4, Class
  A, FRN 1.435% due 09/25/2029 ***                                        138,638          138,596
Small Business Administration,
  Series 2001-P10B, Class 1, FRN
  6.34% due 08/01/2011 ***                                              5,588,815        6,045,365
Structured Asset Securities Corp.,
  Series 2001-15A, Class 2A1, 1.00%
  due 10/25/2031 ***                                                      601,085          623,927
  Series 2001-21A, Class 1A1, FRN
  6.25% due 01/25/2032 ***                                              1,564,165        1,614,862
  Series 2002-1A, Class 4A, FRN
  6.14% due 02/25/2032 ***                                                674,234          689,170
  Series 2002-26, Class 1A12, 5.60%
  due 01/25/2033 ***                                                      335,343          335,122
Washington Mutual Mortgage Securities Corp.,
  Series 2002-S5, Class 1A1,
  5.50% due 09/25/2032 ***                                              2,102,078        2,106,346
  Series 2003-AR11, Class A1,
  FRN 5.207% due 10/25/2032 ***                                         5,004,947        5,083,369
  Series 2003-AR1, Class 2A,
  FRN 5.459% due 02/25/2033 ***                                        24,169,682       24,862,465
Wells Fargo Mortgage Backed Securities Trust,
  Series 2001-2, Class A, 7.00% due
  02/25/2016 ***                                                          131,773          131,576
  Series 2001-34, Class 2A, FRN
  6.03% due 01/25/2032 ***                                                936,358          941,394
  Series 2002-E, Class 2A1, FRN
  5.108% due 09/25/2032 ***                                               956,070          965,197
  Series 2002-22, Class 2A8, 5.25%
  due 01/25/2033 ***                                                    1,983,890        2,001,050
                                                                                    --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $101,358,452)                                                                $  102,994,392
                                                                                    --------------

ASSET BACKED SECURITIES - 1.96%
Ameriquest Mortgage Securities, Inc.,
  Series 2000-1, Class A, FRN
  1.63% due 05/15/2030 ***                                                455,055          455,431
  Series 2000-2, Class A, FRN
  1.61% due 07/15/2030 ***                                                209,121          209,247
Bayview Financial Acquisition
  Trust, Series 2001-AA, Class A,
  FRN 1.435% due 04/25/2031 ***                                           532,252          531,504
  Series 2001-BA, Class A, FRN
  1.315% due 07/25/2031***                                                926,859          925,845
Brazos Student Finance Corp.,
  Series 1998-A, Class A2,
  FRN 2.08% due 06/01/2023 ***                                          3,276,438        3,313,474
Conseco Finance Securitizations
  Corp., Series 2001-4, Class
  A1, FRN 3.22% due 09/01/2023 ***                                      1,743,692        1,745,815
Credit Suisse First Boston Mortgage
  Securities Corp., Series 2000-HE1,
  Class A2, FRN 1.57% 12/15/2030 ***                                    1,215,348        1,215,945
  Series 2002-P3A, Class A1, FRN
  2.026% due 08/25/2033                                                 8,795,367        8,781,453
EMC Mortgage Loan Trust,
  Series 2001-A Class A, FRN
  1.405% due 05/25/2040                                                 8,850,985        8,858,247
FHA 220 NP Reilly 60,
  7.43% due 12/01/2023 ***                                              5,068,165        5,187,168
Green Tree Financial Corp.,
  Series 1999-5, Class A3,
  FRN 6.97% due 04/01/2031 ***                                          1,986,867        2,009,775
Irwin Low Balance Home Loan
  Trust, Series 2000-LB1,
  Class A, FRN 1.41% due 06/25/2021 ***                                   461,770          462,296
                                                                                    --------------

TOTAL ASSET BACKED SECURITIES
(Cost: $33,532,388)                                                                 $   33,696,200
                                                                                    --------------

SHORT TERM INVESTMENTS - 31.39%
Navigator Securities Lending Trust 1.14%                               49,343,436       49,343,436
Barclays United States Fund
  0.92% due 09/22/2003 ***                                              3,100,000        3,093,424
Danske Corp.,
  1.23% due 07/02/2003 ***                                                400,000          399,986
  1.24% due 07/02/2003 - 07/28/2003 ***                                23,700,000       23,686,736
  1.25% due 07/01/2003 ***                                             10,500,000       10,500,000
Federal Home Loan Bank
  Consolidated Discount Note,
  1.10% due 08/20/2003 ***                                              5,400,000        5,392,802
  1.16% due 08/01/2003 ***                                             71,300,000       71,241,035
Federal Home Loan Mortgage
  Consolidated Discount Note,
  0.45% due 07/17/2003 ***                                             44,400,000       44,381,263
  1.13% due 10/29/2003 ***                                             32,400,000       32,296,320
  1.15% due 08/14/2003 ***                                             31,900,000       31,862,582
  1.06% due 09/11/2003 (a) ***                                         38,000,000       37,927,040
  1.40% due 09/30/2003 ***                                             14,400,000       14,365,051
Federal National Mortgage Association
  Consolidated Discount Note,
  0.94% due 07/02/2003 ***                                              4,900,000        4,899,872
  0.95% due 07/01/2003 ***                                                100,000          100,000
  1.00% due 10/15/2003 ***                                             18,900,000       18,846,570
  1.04% due 08/27/2003 ***                                             53,000,000       52,919,440
  1.05% due 07/31/2003 ***                                             19,700,000       19,682,763
  1.09% due 07/31/2003 ***                                             38,500,000       38,465,029
  1.11% due 12/11/2003 ***                                              3,200,000        3,186,089
General Electric Capital Corp.,
  1.05% due 08/11/2003 ***                                              5,200,000        5,193,782
  1.20% due 08/21/2003 ***                                              3,800,000        3,793,609
  1.25% due 07/23/2003 ***                                              4,900,000        4,896,257
HBOS Treasury Services PLC,
  1.20% due 08/14/2003 ***                                              4,100,000        4,093,987
  1.21% due 08/18/2003 ***                                             10,000,000        9,983,866

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                     ------------   --------------
SHORT TERM INVESTMENTS - CONTINUED
Lloyds Bank PLC
  1.235% due 07/29/2003 ***                                          $  3,100,000   $    3,097,022
Royal Bank of Scotland PLC,
  1.245% due 07/03/2003 ***                                             1,000,000          999,931
  1.255% due 07/02/2003 ***                                            20,000,000       19,999,303
U.S. Treasury Bills,
  0.79% due 08/14/2003 ***, ****                                        8,830,000        8,821,315
  0.79% due 08/07/2003 (a) ***,****                                     8,010,000        8,003,464
UBS Finance, Inc.
  0.92% due 09/24/2003 ***                                              2,800,000        2,793,918
Westpac Trust Securities NZ, Ltd.,
  1.19% due 08/12/2003 ***                                              4,000,000        3,994,446
  1.20% due 07/02/2003 ***                                              2,200,000        2,199,926
                                                                                    --------------
                                                                                    $  540,460,264

REPURCHASE AGREEMENTS - 6.80% ***
Repurchase Agreement with State
  Street Corp., dated 06/30/2003
  at 0.40%, to be repurchased at
  $117,069,301 on 07/01/2003,
  collateralized by $116,500,000
  U.S. Treasury Notes, 3.375% due
  04/30/2004 (valued at $119,412,500,
  including interest)                                                 117,068,000   $  117,068,000
                                                                                    --------------

PUT OPTIONS - 0.00%

  NUMBER OF
  CONTRACTS                                                                             VALUE
-------------                                                                       --------------
300,000,000       European Long Put Swaption
                   Receive fixed rate equal to YEN 0.76%
                   And pay a floating rate based on 6- month
                   LIBOR. Counterparty: UBS AG
                   Exp: 05/31/2005 *                                                $       53,064
                                                                                    --------------

TOTAL OPTIONS
(Cost: $17,324)                                                                     $       53,064
                                                                                    --------------

TOTAL INVESTMENTS (TOTAL RETURN TRUST)
(Cost: $1,692,116,378)                                                              $1,721,829,367
                                                                                    ==============

REAL RETURN BOND TRUST

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                     ------------   --------------
U.S. TREASURY OBLIGATIONS - 55.22%
U.S. TREASURY BONDS - 4.45%
3.375% due 04/15/2032                                                $ 10,341,800   $   12,520,042
3.875% due 04/15/2029                                                   2,233,400        2,849,329
                                                                                    --------------
                                                                                        15,369,371

U.S. TREASURY NOTES - 50.77%
3.00% due 07/15/2012                                                    1,021,010        1,125,185
3.375% due 01/15/2012                                                  97,178,140      109,947,931
3.375% due 01/15/2007                                                  17,379,450       19,084,809
3.50% due 01/15/2011                                                   26,367,750       29,947,989
3.625% due 01/15/2008                                                  13,635,120       15,296,900
                                                                                    --------------
                                                                                       175,402,814

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $192,836,630)                                                                $  190,772,185
                                                                                    --------------
CORPORATE BONDS - 0.87%
ELECTRIC UTILITIES - 0.35%
Entergy Gulf States, 144A,
  1.966% due 06/18/2007                                                 1,200,000        1,198,562
                                                                                    --------------

FINANCIAL SERVICES - 0.43%
Phoenix Quake Wind, Ltd.,
  FRN 3.466% due 07/03/2008                                             1,500,000        1,500,000
                                                                                    --------------

INSURANCE - 0.09%
Residential Reinsurance Ltd.,
  Series 2003, FRN 6.23% due 06/08/2006                                   300,000          300,375
                                                                                    --------------

TOTAL CORPORATE BONDS
(Cost: $3,000,000)                                                                  $    2,998,937
                                                                                    --------------

SHORT TERM INVESTMENTS - 29.44%
CBA Delaware Finance Inc.
  1.03% due 07/31/2003                                                  4,000,000        3,996,567
Colgate-Palmolive Company
  1.02% due 08/01/2003                                                  4,000,000        3,996,487
Danske Corp.
  1.05% due 07/31/2003                                                  4,000,000        3,996,500
E.I. Dupont De Nemours &
  Company, 1.02% due 08/21/2003                                         4,000,000        3,994,220
Eksportfinans ASA
  1.03% due 07/30/2003                                                  4,000,000        3,996,681
Federal Home Loan Bank Consolidated
  Discount Note, 0.91% due 07/18/2003                                  19,500,000       19,491,620
Federal Home Loan Mortgage
  Discount Note, 0.91% due 08/19/2003                                  19,000,000       18,976,466
Federal National Mortgage
  Association Consolidated
  Discount Note, 0.969% due 08/27/2003                                 19,000,000       18,972,925
HBOS Treasury Services PLC
  1.05% due 07/30/2003                                                  4,000,000        3,996,617
Pfizer Inc.,
  1.02% due 08/15/2003                                                  4,000,000        3,994,900
Rabobank Nederland
  1.04% due 07/29/2003                                                  4,000,000        3,996,764
Royal Bank of Scotland PLC
  1.04% due 08/06/2003                                                  4,300,000        4,295,528
Total Fina Elf Capital
  1.02% due 07/31/2003                                                  4,000,000        3,996,600
Westpac Trust Securities NZ,
  Ltd., 1.05% due 08/12/2003                                            4,000,000        3,995,100
                                                                                    --------------
                                                                                    $  101,696,975

REPURCHASE AGREEMENTS - 14.47%
Repurchase Agreement with
  State Street Corp., dated
  06/30/2003 at 0.40%, to be
  repurchased at $50,000,556
  on 07/01/2003, collateralized
  by $50,600,000 U.S.Treasury
  Notes, 1.75% due 12/31/2004,
  (valued at $51,003,181,
  including interest).                                                 50,000,000   $   50,000,000
                                                                                    --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

PUT OPTIONS - 0.00%

 NUMBER OF                                                      EXPIRATION  MONTH/
 CONTRACTS                                                         STRIKE PRICE         VALUE
------------                                                    ------------------  --------------
                                                                   August 2003/
45,000,000 U.S. Treasury Notes                                           $  100.00           7,031
                                                                                    --------------
TOTAL OPTIONS
(Cost: $7,031)                                                                      $        7,031
                                                                                    --------------

TOTAL INVESTMENTS (REAL RETURN BOND
TRUST) (Cost: $347,540,637)                                                         $  345,475,128
                                                                                    ==============

U.S. GOVERNMENT SECURITIES TRUST

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                     ------------   --------------
U.S. TREASURY OBLIGATIONS - 15.39%
U.S. TREASURY BONDS - 0.41%
5.25% due 11/15/2028                                                 $  2,000,000   $    2,177,110
6.375% due 08/15/2027                                                   2,100,000        2,630,660
6.625% due 02/15/2027                                                     500,000          643,496
                                                                                    --------------
                                                                                         5,451,266

U.S. TREASURY NOTES - 14.98%
3.25% due 08/15/2007                                                   15,000,000       15,654,495
2.75% due 09/30/2003                                                   18,000,000       18,084,384
3.00% due 11/15/2007                                                   25,000,000       25,787,100
4.00% due 11/15/2012                                                   30,000,000       31,217,580
4.375% due 05/15/2007 - 08/15/2012                                     49,500,000       53,635,307
4.625% due 05/15/2006                                                   2,000,000        2,168,046
5.75% due 11/15/2005                                                   14,000,000       15,408,204
5.875% due 11/15/2004                                                  16,000,000       17,028,128
6.50% due 02/15/2010                                                    6,500,000        7,885,566
6.75% due 05/15/2005                                                   10,500,000       11,563,534
                                                                                    --------------
                                                                                       198,432,344

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $193,954,444)                                                                $  203,883,610
                                                                                    --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.18%
FEDERAL HOME LOAN BANK - 0.72%
5.80% due 09/02/2008                                                    8,350,000        9,603,694
                                                                                    --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.94%
4.50% due 04/15/2032                                                   15,314,983       15,370,922
6.00% TBA                                                              56,800,000       58,876,722
6.00% due 10/01/2010 - 12/01/2028                                       7,797,294        8,096,567
6.50% TBA                                                              15,000,000       15,609,375
6.50% due 07/01/2006 - 12/01/2010                                         781,611          826,302
7.00% TBA                                                              20,000,000       20,968,760
7.00% due 12/01/2004 - 06/01/2032                                      17,151,094       18,089,622
7.50% due 05/01/2007                                                      388,344          411,957
8.00% due 09/01/2031                                                    5,586,387        5,981,644
8.25% due 07/01/2006                                                       14,510           15,149
9.00% due 10/01/2017                                                      150,215          163,376
9.50% due 08/01/2020                                                      320,990          345,169
10.00% due 05/01/2005                                                      10,261           10,656
11.75% due 10/01/2009 - 12/01/2013                                         38,696           44,417
12.00% due 07/01/2020                                                     113,505          130,717
                                                                                    --------------
                                                                                       144,911,355

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 32.86%
5.00% TBA                                                              30,000,000       30,478,140
5.50% TBA                                                              17,000,000       17,653,446
5.50% due 04/01/2018 - 05/01/2018                                      15,518,611       16,120,604
6.00% TBA                                                             138,000,000      143,484,316
6.50% TBA                                                              94,000,000       98,024,328
6.50% due 12/01/2003 - 06/01/2029                                       6,311,448        6,597,860
FRN 6.527% due 05/25/2030                                               9,500,000       10,733,117
7.00% TBA                                                              80,000,000       84,250,000
7.00% due 07/01/2022 - 01/01/2030                                       6,485,230        6,840,446
REMIC FRN 7.24564% due 12/28/2028                                       1,730,709        1,853,161
FRN 7.37944% due 01/17/2013                                             1,691,663        1,832,140
7.50% due 09/01/2029 - 02/01/2031                                       3,788,395        4,025,420
8.00% TBA                                                               6,000,000        6,448,128
8.00% due 08/01/2004 - 02/01/2031                                       1,080,356        1,165,224
8.25% due 09/01/2008                                                       41,909           44,963
8.50% due 02/01/2009 - 08/01/2019                                       2,668,143        2,879,756
8.75% due 08/01/2009 - 10/01/2011                                         409,214          442,206
9.00% due 05/01/2021                                                      104,083          115,965
10.00% due 04/01/2016                                                         601              686
11.50% due 09/01/2013 - 09/01/2019                                        317,668          369,808
11.75% due 12/01/2015                                                      51,582           60,500
12.00% due 01/01/2013 - 04/01/2016                                        979,123        1,144,365
12.50% due 01/01/2013 - 09/20/2015                                        587,907          686,834
13.50% due 11/01/2014                                                     202,571          240,999
FRN 13.596% due 04/25/2009                                                    435              440
                                                                                    --------------
                                                                                       435,492,852

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.66%
7.50% due 02/15/2007 - 12/15/2027                                       3,856,096        4,104,733
8.00% due 10/15/2005                                                        1,712            1,790
8.50% due 06/15/2025                                                    2,321,692        2,537,553
FRN 9.00% due 12/20/2019                                                1,831,844        2,034,282
9.50% due 09/15/2020                                                       24,885           28,057
11.00% due 09/15/2015                                                       6,521            7,595
                                                                                    --------------
                                                                                         8,714,010

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $587,279,065)                                                                $  598,721,911
                                                                                    --------------

ASSET BACKED SECURITIES - 1.48%
Commodore CDO I Ltd.,
  1.81% due 02/24/2034                                                  6,000,000        5,925,000
Wings 2003 1 Ltd,
  1.79% due 11/15/2035                                                 13,994,191       13,679,322
                                                                                    --------------

TOTAL ASSET BACKED SECURITIES
(Cost: $19,651,773)                                                                 $   19,604,322
                                                                                    --------------

SHORT TERM INVESTMENTS - 15.99%
ABSC Capital Corp.
  1.15% due 07/14/2003                                                 26,025,000       26,014,192
DaimlerChrysler AG
  1.36% due 07/14/2003                                                 26,375,000       26,362,047
Four Winds Funding Corp.
  1.40% due 07/14/2003                                                 26,375,000       26,361,666
General Motors Acceptance
  Corp., 1.37% due 07/14/2003                                          26,375,000       26,361,952
Giro Balanced Funding
  1.13% due 07/14/2003                                                 15,105,000       15,098,836
Market Street Funding Corp.
  1.125% due 07/14/2003                                                39,450,000       39,433,974
Victory Receivable Corp.
  1.17% due 07/14/2003                                                 37,266,000       37,250,255
York International Corp.
  1.16% due 07/14/2003                                                 14,939,000       14,932,742
                                                                                    --------------
                                                                                    $  211,815,664

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                     ------------   --------------
REPURCHASE AGREEMENTS - 21.96%
Repurchase Agreement with
  Greenwich Capital, dated
  06/30/03 at 1.00% to be
  repurchased at $75,002,083
  on 07/01/2003,
  collateralized by
  $73,676,000 U.S. Treasury
  Bonds, 8.75% due 11/15/2008
  (valued at $76,530,945,
  including interest).                                                 75,000,000   $   75,000,000
Repurchase Agreement with
  State Street Corp, dated
  06/30/03 at 1.00% to be
  repurchased at $76,049,112
  on 07/01/2003,
  collateralized by
  $57,890,000 U.S. Treasury
  Bonds, 7.25% due 05/15/2016
  (valued at $77,572,600,
  including interest).                                                 76,047,000   $   76,047,000
Repurchase Agreement with
  UBS, dated 06/30/03 at
  1.09% to be repurchased at
  $140,004,239 on 07/01/2003,
  collateralized by
  $92,578,000 U.S. Treasury
  Bonds, 8.875% due
  08/15/2017 (valued at
  $142,801,565, including interest).                                  140,000,000   $  140,000,000
                                                                                    --------------
                                                                                    $  291,047,000

TOTAL INVESTMENTS (U.S. GOVERNMENT
SECURITIES TRUST) (Cost: $1,303,747,946)                                            $1,325,072,507
                                                                                    ==============

MONEY MARKET TRUST

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                     ------------   --------------
U.S. TREASURY OBLIGATIONS - 33.58%
U.S. TREASURY BILLS - 33.58%
0.79% due 11/20/2003                                                 $ 50,000,000   $   49,844,194
0.80% due 09/18/2003                                                   25,000,000       24,956,111
0.81% due 11/28/2003                                                   45,000,000       44,848,125
0.92% due 11/28/2003                                                   40,000,000       39,846,667
1.065% due 07/24/2003                                                  10,500,000       10,492,856
1.08% due 09/04/2003 - 09/25/2003                                      53,000,000       52,884,050
1.09% due 08/07/2003 - 09/25/2003                                      65,000,000       64,867,838
1.095% due 08/14/2003                                                  30,000,000       29,959,850
1.10% due 10/30/2003                                                   27,000,000       26,900,175
1.105% due 07/10/2003                                                   1,900,000        1,899,475
1.11% due 09/18/2003                                                   30,000,000       29,926,925
1.12% due 07/10/2003                                                   38,200,000       38,189,304
1.125% due 07/03/2003                                                  18,800,000       18,798,825
1.14% due 08/14/2003                                                   30,000,000       29,958,200
1.16% due 08/07/2003                                                   30,000,000       29,964,233
1.17% due 07/24/2003                                                   10,000,000        9,992,525
                                                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $503,329,353)                                                                $  503,329,353
                                                                                    --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.63%
FEDERAL HOME LOAN BANK - 25.04%
0.85% due 12/23/2003                                                   11,000,000       10,954,549
0.91% due 08/08/2003                                                   10,800,000       10,789,626
0.97% due 12/19/2003                                                   38,000,000       37,824,915
1.00% due 08/13/2003                                                   50,000,000       49,940,278
1.07% due 08/01/2003                                                   30,000,000       29,972,358
1.08% due 08/20/2003                                                   30,000,000       29,955,000
1.10% due 09/03/2003                                                   30,000,000       29,941,333
1.12% due 08/20/2003                                                   12,700,000       12,680,244
1.13% due 08/01/2003                                                   35,000,000       34,965,943
1.15% due 08/01/2003 - 08/08/2003                                      79,000,000       78,910,588
1.155% due 08/06/2003                                                  19,000,000       18,978,055
1.23% due 08/08/2003                                                   30,500,000       30,460,401
                                                                                    --------------
                                                                                       375,373,290

FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.60%
1.13% due 09/30/2003                                                   35,500,000       35,398,599
1.15% due 09/30/2003                                                   21,000,000       20,938,954
1.16% due 07/03/2003                                                   32,600,000       32,597,899
1.165% due 09/04/2003                                                  40,000,000       39,915,861
                                                                                    --------------
                                                                                       128,851,313

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.99%
0.90% due 08/13/2003                                                   30,000,000       29,967,750
1.165% due 08/27/2003                                                  40,000,000       39,926,216
1.12% due 10/15/2003                                                   40,000,000       39,868,089
1.14% due 08/06/2003                                                   35,000,000       34,960,100
1.15% due 07/02/2003                                                   65,000,000       64,997,924
1.17% due 07/02/2003- 07/30/2003                                       60,000,000       59,970,750
                                                                                    --------------
                                                                                       269,690,829

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $773,915,432)                                                                $  773,915,432
                                                                                    --------------

COMMERCIAL PAPER - 12.64%
AGRICULTURE - 3.33%
Cargill, Inc.,
  1.29% due 07/01/2003                                                 50,000,000       50,000,000
                                                                                    --------------

BANKING - 0.97%
Royal Bank of Scotland PLC,
  1.12% due 07/08/2003                                                 14,600,000       14,596,820
                                                                                    --------------

DRUGS & HEALTH CARE - 1.67%
Abbott Laboratories,
  1.06% due 07/02/2003                                                 25,000,000       24,999,264
                                                                                    --------------

FINANCIAL SERVICES - 6.67%
State Street Boston Corp.,
0.95% due 08/20/2003                                                   20,000,000       19,973,611
1.16% due 08/06/2003                                                   30,000,000       29,965,200
UBS Finance, Inc.,
1.05% due 07/07/2003                                                   30,000,000       29,994,750
1.155% due 07/03/2003                                                  20,000,000       19,998,717
                                                                                    --------------
                                                                                        99,932,278

TOTAL COMMERCIAL PAPER
(Cost: $189,528,362)                                                                $  189,528,362
                                                                                    --------------

REPURCHASE AGREEMENTS - 2.15%
Repurchase Agreement with
  State Street Corp., dated
  06/30/2003 at 0.92% to be
  repurchased at $32,211,823
  on 07/01/2003,
  collateralized by
  $22,335,000 U.S. Treasury
  Bonds, 8.125% due 08/15/2019
  (valued at $32,860,369
  including interest).                                                 32,211,000   $   32,211,000
                                                                                    --------------

TOTAL INVESTMENTS (MONEY MARKET TRUST)
(Cost: $1,498,984,147)                                                              $1,498,984,147
                                                                                    ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

SMALL CAP INDEX TRUST

                                                                           SHARES        VALUE
                                                                           ------        -----
COMMON STOCK - 71.91%
ADVERTISING - 0.25%
Aquantive, Inc. *                                                           4,459     $     46,820
DoubleClick, Inc. *                                                        14,280          132,090
Grey Global Group, Inc. *                                                      93           71,843
ValueClick, Inc. * (a)                                                      6,743           40,660
                                                                                      ------------
                                                                                           291,413

AEROSPACE - 0.69%
AAR Corp. *                                                                 3,757           26,524
Aeroflex, Inc.                                                              7,267           56,247
BE Aerospace, Inc. *                                                        5,555           18,387
Curtiss Wright Corp. *                                                      1,212           76,598
DRS Technologies, Inc. *                                                    2,576           71,922
EDO Corp. *                                                                 1,973           34,922
Esterline Technologies Corp.                                                2,505           43,612
GenCorp, Inc. *                                                             4,307           38,289
Heico Corp. * (a)                                                           2,043           24,925
Integral Systems, Inc. *                                                    1,242           24,691
Integrated Defense Technologies, Inc. *                                     1,011           15,681
Moog, Inc., Class A                                                         1,736           60,326
Orbital Sciences Corp., Class A * (a)                                       5,373           39,223
Teledyne Technologies, Inc. *                                               3,676           48,156
Triumph Group, Inc. * (a)                                                   1,695           47,748
United Defense Industries, Inc. *                                           2,326           60,336
United Industrial Corp. *                                                   1,477           24,075
Viasat, Inc. * (a)                                                          2,224           31,892
Woodward Governor Company *                                                 1,064           45,752
                                                                                      ------------
                                                                                           789,306

AGRICULTURE - 0.11%
Cadiz, Inc. *                                                              14,519            1,960
Delta & Pine Land Company *                                                 4,301           94,536
Tejon Ranch Company * (a)                                                     864           26,006
                                                                                      ------------
                                                                                           122,502

AIR TRAVEL - 0.32%
Airtran Holdings, Inc. * (a)                                                7,630           79,886
Alaska Air Group, Inc. (a)                                                  2,930           62,849
Atlantic Coast Airlines Holdings, Inc. *                                    5,001           67,464
Aviall Inc. * (a)                                                           2,440           27,133
ExpressJet Holdings, Inc. *                                                 3,674           55,477
Frontier Airlines, Inc. *                                                   4,241           38,508
Mesa Air Group, Inc. * (a)                                                  4,183           33,464
                                                                                      ------------
                                                                                           364,781

APPAREL & TEXTILES - 0.97%
Angelica Corp. *                                                            1,197           20,289
Brown Shoe, Inc. *                                                          2,031           60,524
Cherokee Inc. *                                                               753           15,075
G & K Services, Class A *                                                   2,331           68,998
Goodys Family Clothing, Inc. *                                              2,260           19,549
Interface, Inc., Class A *                                                  5,914           27,441
K-Swiss, Inc., Class A *                                                    1,366           47,154
Kellwood Company *                                                          2,947           93,214
Maxwell Shoe, Inc. *                                                        2,017           29,045
Movado Group, Inc. *                                                        1,045           22,729
Nautica Enterprises, Inc. *                                                 3,279           42,070
Oakley, Inc.                                                                3,286           38,676
Oneida, Ltd. (a)                                                            2,076           14,013
Oshkosh B'Gosh, Inc., Class A *                                             1,222           32,994
Oxford Industries, Inc. * (a)                                                 660           27,403
Phillips Van Heusen Corp. *                                                 3,226           43,970
Quiksilver, Inc. * (a)                                                      5,256           86,672
Russell Corp. *                                                             2,720           51,680
Skechers United States of America, Inc., Class A *                          2,266           16,768
Stage Stores, Inc. *                                                        2,344           55,084
Stride Rite Corp. *                                                         4,713           46,470
The Gymboree Corp. *                                                        2,744           46,044
Unifi, Inc. *                                                               6,515           40,393
Vans, Inc. *                                                                2,994           26,886
Wellman, Inc. *                                                             3,891           43,579
Wolverine World Wide, Inc. *                                                4,889           94,162
                                                                                      ------------
                                                                                         1,110,882

AUTO PARTS - 0.43%
CSK Auto Corp. * (a)                                                        3,601           52,034
Federal Signal Corp. *                                                      5,642           99,130
Insurance Auto Auctions, Inc. *                                             1,310           16,454
Keystone Automotive Industries, Inc. *                                      1,304           23,811
Modine Manufacturing Company *                                              3,455           66,923
Raytech Corp. *                                                             5,149           21,883
Sports Resorts International, Inc. * (a)                                    3,161           15,426
Standard Motor Products, Inc., Class A *                                    1,094           12,143
Strattec Security Corp. *                                                     395           21,014
Superior Industries International, Inc. *                                   2,429          101,289
TBC Corp. *                                                                 2,172           41,377
Tower Automotive, Inc. *                                                    6,766           24,764
                                                                                      ------------
                                                                                           496,248

AUTO SERVICES - 0.08%
Dollar Thrifty Automotive Group, Inc. * (a)                                 2,845           52,775
Lithia Motors, Inc., Class A *                                              1,425           23,042
Spartan Motors, Inc. *                                                      1,615           13,356
                                                                                      ------------
                                                                                            89,173

AUTOMOBILES - 0.23%
Dura Automotive Systems, Inc.*                                              2,050           19,393
Monaco Coach Corp. *                                                        2,971           45,546
Monro Muffler Brake, Inc. *                                                   736           20,799
Tenneco Automotive, Inc. *                                                  4,596           16,546
Thor Industries, Inc. *                                                     1,787           72,945
United Auto Group, Inc. * (a)                                               2,068           45,041
Wabash National Corp. * (a)                                                 3,159           44,321
                                                                                      ------------
                                                                                           264,591

BANKING - 7.18%
1St Source Corp. * (a)                                                      1,819           33,761
ABC Bancorp *                                                               1,699           24,347
Alabama National BanCorp *                                                  1,067           51,728
Allegiant Bancorp, Inc.                                                     1,453           29,423
Amcore Financial, Inc. *                                                    2,697           62,786
American National Bankshares, Inc.* (a)                                       939           25,250
Anchor BanCorp Wisconsin, Inc. *                                            2,444           58,387
Arrow Financial Corp. *                                                       757           25,261
Banc Corp. * (a)                                                            2,271           15,238
Bancfirst Corp. *                                                             358           18,566
Bank Granite Corp. *                                                        1,723           29,377
Bank Mutual Corp. * (a)                                                     1,159           37,668
Bank Of The Ozarks, Inc. * (a)                                                585           22,675
Bankatlantic Bancorp, Inc., Class A *                                       4,980           59,212
BankUnited Financial Corp., Class A *                                       2,864           57,710
Banner Corp. *                                                              1,365           27,969
Bay View Capital Corp. *                                                    7,766           44,888
Berkshire Hill Bancorp, Inc.                                                  841           23,884
Boston Private Financial Holdings, Inc. *                                   2,395           50,487
Bostonfed Bancorp Inc. * (a)                                                  734           19,752
Brookline Bancorp, Inc. *                                                   6,698           93,772
Bryn Mawr Bank Corp. * (a)                                                    599           22,205
BSB Bancorp Inc. *                                                          1,133           28,121
Camden National Corp. *                                                     1,006           27,665
Capital City Bank Group, Inc. * (a)                                           856           30,996
Capitol Bancorp, Ltd. * (a)                                                 1,060           28,726

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                           SHARES        VALUE
                                                                           ------        -----
BANKING - CONTINUED
Cascade Bancorp * (a)                                                       1,804     $     31,263
Cathay Bancorp, Inc. * (a)                                                  1,770           78,907
CB Bancshares, Inc. *                                                         457           28,358
CCBT Financial Companies, Inc. *                                            1,199           28,644
Central Coast Bancorp *                                                     1,266           21,231
Central Pacific Financial Corp. *                                           1,480           40,996
Century Bancorp, Inc. *                                                       714           21,263
CFS Bancorp, Inc. *                                                         1,614           22,757
Chemical Financial Corp. *                                                  2,741           81,682
Chittenden Corp. *                                                          3,846          105,188
Citizens First Bancorp, Inc. *                                              1,166           25,465
City Holding Company *                                                      1,846           54,032
CityBank *                                                                  1,007           27,249
Coastal Bancorp, Inc. *                                                       557           15,830
Coastal Financial Corp. *                                                   1,550           20,009
CoBiz, Inc. * (a)                                                           1,266           16,863
Columbia Bancorp *                                                            870           20,880
Columbia Banking System, Inc. *                                             1,614           28,907
Commercial Federal Corp. *                                                  5,263          111,576
Community Bank Systems, Inc. *                                              1,126           42,788
Community Banks, Inc. *                                                       939           27,926
Community First Bankshares, Inc                                             4,464          121,867
Community Trust Bancorp, Inc.                                               1,410           36,857
Connecticut Bancshares, Inc. *                                              1,230           48,278
Corus Bankshares, Inc. *                                                    1,009           48,866
CVB Financial Corp. *                                                       3,801           74,196
Digital Insight Corp. * (a)                                                 3,458           65,875
Dime Community Bancorp, Inc. *                                              2,568           65,356
East West Bancorp, Inc. *                                                   2,622           94,759
F & M Bancorp *                                                             1,265           62,390
Farmers Capital Bank Corp. *                                                  847           27,045
Fidelity Bankshares, Inc. *                                                 1,807           40,296
Financial Institutions, Inc.                                                1,050           24,675
First Bancorp                                                                 835           21,635
First Bancorp Puerto Rico *                                                 3,793          104,118
First Busey Corp. * (a)                                                       978           23,707
First Citizens Bancshares, Inc. *                                             633           63,832
First Commonwealth Financial Corp. *                                        6,682           86,599
First Community Bancorp *                                                   1,164           36,526
First Community Bancshares, Inc. *                                            978           34,523
First Defiance Financial Corp. *                                              985           19,542
First Essex Bancorp, Inc. *                                                   721           33,988
First Federal Capital Corp. *                                               1,992           39,541
First Financial BanCorp *                                                   4,233           67,728
First Financial Bankshares, Inc. * (a)                                      1,298           43,431
First Financial Corp.                                                         747           39,516
First Financial Holdings, Inc. *                                            1,405           37,991
First Indiana Corp. *                                                       1,620           27,734
First Merchants Corp. *                                                     1,764           42,883
First National Corp. *                                                      1,081           26,657
First Niagara Financial Group, Inc. *                                       2,803           39,130
First Oak Brook Bancshares, Inc., Class A *                                   638           21,048
First of Long Island Corp. *                                                  597           23,821
First Place Financial Corp. *                                               1,620           28,058
First Republic Bank *                                                       1,289           34,287
First Sentinel Bancorp, Inc. *                                              2,535           40,484
First South Bancorp, Inc. * (a)                                               555           18,459
First Street Bancorporation *                                                 852           23,439
Firstfed America Bancorp, Inc. *                                              894           30,843
Flagstar Bancorp, Inc. * (a)                                                2,994           73,203
Flushing Financial Corp. *                                                  1,127           24,986
FNB Corp. of Virginia                                                         825           22,333
Frontier Financial Corp. *                                                  1,739           49,405
GBC Bancorp *                                                                 897           34,445
German American Bancorp *                                                   1,225           21,376
Glacier Bancorp, Inc. *                                                     1,965           48,378
Gold Banc Corp., Inc. * (a)                                                 4,185           43,984
Great Southern Bancorp, Inc. *                                                670           25,822
Hancock Holding Company *                                                   1,350           63,531
Hanmi Financial Corp. *                                                     1,142           19,951
Harleysville National Corp. *                                               2,124           57,475
Hudson River Bancorp, Inc.                                                  1,879           52,462
Humboldt Bancorp *                                                          1,448           21,662
IBERIABANK Corp.                                                              730           35,624
Independent Bank Corp. - MA *                                               1,367           30,881
Independent Bank Corp. - MI                                                 2,088           53,641
Integra Bank Corp. *                                                        1,945           33,473
Interchange Financial Services Corp.                                        1,469           29,116
Irwin Financial Corp. (a)                                                   1,834           47,501
Lakeland Bancorp, Inc. * (a)                                                1,541           24,625
Lakeland Financial Corp.                                                      825           25,064
Local Financial Corp.                                                       2,180           31,479
LSB Bancshares, Inc. *                                                      1,324           22,918
Macatawa Bank Corp. *                                                         989           23,825
MAF Bancorp, Inc. *                                                         2,098           77,773
Main Street Banks, Inc. * (a)                                               1,269           32,106
MainSource Financial Group, Inc. *                                          1,011           24,638
MassBank Corp. *                                                              550           19,894
MB Financial, Inc. *                                                        1,332           53,333
Merchants Bancshares, Inc. *                                                  792           20,592
Mid-State Bancshares *                                                      2,799           55,280
Midwest Banc Holdings, Inc. (a)                                             1,144           22,216
Nara Bancorp Inc. *                                                         1,132           21,508
National Penn Bancshares, Inc. * (a)                                        2,243           62,983
NBC Capital Corp.                                                             928           23,478
Netbank, Inc.                                                               5,893           77,552
Northwest Bancorp, Inc. *                                                   1,252           20,032
Oceanfirst Financial Corp.                                                  1,082           27,158
Old Second Bancorp, Inc.                                                      703           30,124
Omega Financial Corp.                                                         864           29,549
Oriental Financial Group, Inc. *                                            1,528           39,254
Pacific Capital Bancorp *                                                   3,901          136,730
Pacific Northwest Bancorp *                                                 1,918           66,670
Pacific Union Bank *                                                        1,538           20,886
Parkvale Financial Corp. *                                                  1,032           25,367
Partners Trust Financial Group *                                              839           16,008
Peapack Gladstone Financial, Corp. * (a)                                      860           27,546
Pennrock Financial Services, Corp. *                                          920           24,849
Peoples Bancorp, Inc. *                                                     1,179           29,793
Peoples Holding Company *                                                     679           30,046
PFF Bancorp, Inc. *                                                         1,104           42,670
Port Financial Corp. *                                                        382           20,582
PrivateBankcorp, Inc. * (a)                                                   815           22,225
Prosperity Bancshares, Inc. *                                               1,426           27,451
Provident Bankshares Corp. *                                                2,735           69,496
Quaker City Bancorp, Inc. *                                                   464           19,047
R & G Financial Corp., Class B *                                            1,709           50,757
Republic Bancorp, Inc. *                                                    5,960           79,983
Republic Bancorp, Inc., Class A (a)                                           918           13,614
Republic Bancshares, Inc. *                                                   655           16,382
Riggs National Corp. *                                                      1,721           26,194
Royal Bancshares Pennsylvania, Inc., Class A *                                912           19,471
S & T Bancorp, Inc. *                                                       2,884           79,108
S Y Bancorp, Inc. * (a)                                                       723           25,573
Sandy Spring Bancorp, Inc. *                                                1,626           51,382
Santander Bancorp *                                                           963           15,755
Seacoast Banking Corp. *                                                    1,335           22,748
Second Bancorp, Inc. *                                                      1,087           28,045

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                           SHARES        VALUE
                                                                           ------        -----
BANKING - CONTINUED
Simmons First  National Corp., Class A *                                    1,719     $     34,397
South Financial Group, Inc. *                                               5,486          127,988
Southwest BanCorp of Texas, Inc. *                                          3,273          106,405
Southwest Bancorp, Inc. *                                                     900           24,669
St. Francis Capital Corp. *                                                   905           26,308
State Bancorp, Inc. *                                                       1,250           24,453
Staten Islands Bancorp, Inc. *                                              6,378          124,243
Sterling Bancorp *                                                          1,220           34,026
Sterling Bancshares, Inc. *                                                 4,596           60,116
Suffolk Bancorp * (a)                                                       1,186           38,189
Summit Bankshares, Inc. *                                                     872           20,475
Sun Bancorp, Inc. * (a)                                                       906           18,283
Sun Bancorp, Inc. of New Jersey *                                             949           18,885
Superior Financial Corp. *                                                    875           21,000
Susquehanna Bancshares, Inc. *                                              4,371          102,063
Texas Regional Bancshares, Inc., Class A *                                  2,790           96,813
The Trust Company of New Jersey *                                           2,108           63,872
Tompkins Trustco, Inc. *                                                      835           37,283
Trico Bancshares *                                                            648           16,479
Troy Financial Corp. * (a)                                                    922           25,032
TrustCo Bank Corp. *                                                        8,642           95,753
U.S.B. Holding Company, Inc. *                                              1,399           24,832
UCBH Holdings, Inc. *                                                       4,299          123,295
Umpqua Holdings Corp. *                                                     3,455           65,610
Union Bankshares Corp. *                                                      973           27,507
United Bankshares, Inc. *                                                   4,062          116,376
United Community Banks, Inc. *                                              2,116           52,858
United National Bancorp * (a)                                               1,924           53,083
Unizan Financial Corp. *                                                    2,735           48,054
Virginia Financial Group, Inc. *                                              951           26,628
W Holding Company, Inc. *                                                   5,101           86,309
Warwick Community Bancorp * (a)                                               630           18,428
Washington Trust Bancorp, Inc. *                                            1,688           38,807
Waypoint Financial Corp. *                                                  3,706           66,856
Wesbanco, Inc. *                                                            2,205           53,582
West Coast Bancorp *                                                        2,010           36,582
Westfield Financial, Inc. *                                                   845           15,894
WFS Financial, Inc. *                                                         893           29,924
Wintrust Financial Corp. *                                                  1,705           50,468
Yardville National Bancorp *                                                1,064           20,748
                                                                                      ------------
                                                                                         8,246,516

BIOTECHNOLOGY - 1.49%
Adolor Corp. * (a)                                                          3,852           47,264
Applera Corp. - Celera Genomics Group                                       8,164           84,253
Arena Pharmaceuticals, Inc. *                                               2,499           16,593
Bio-Rad Laboratories, Inc., Class A *                                       1,965          108,763
Cell Therapeutics, Inc. * (a)                                               4,175           40,623
Ciphergen Biosystems, Inc. *                                                2,500           25,625
Covance, Inc. *                                                             7,324          132,564
Digene Corp.                                                                1,323           36,025
Exact Sciences Corp. * (a)                                                  1,635           17,920
Exelixis, Inc. *                                                            6,080           42,195
Integra Lifesciences Holdings, Inc. *                                       2,218           58,511
Intermune, Inc. * (a)                                                       2,952           47,557
Kosan Biosciences, Inc. *                                                   2,372           13,995
Lexicon Genetics, Inc.                                                      4,572           30,678
Martek Biosciences Corp. * (a)                                              2,690          115,509
Medarex, Inc. * (a)                                                         8,896           58,625
MGI Pharma, Inc. * (a)                                                      2,990           76,634
Myriad Genetics, Inc. * (a)                                                 3,299           44,899
Neose Technologies, Inc. * (a)                                              1,646           16,476
Neurocrine Biosciences, Inc. *                                              3,288          164,203
Progenics Pharmaceuticals, Inc. * (a)                                       1,057           15,918
Protein Design Labs, Inc. *                                                10,999          153,766
Sangstat Medical Corp. * (a)                                                3,421           44,781
Serologicals Corp. *                                                        2,757           37,578
Tanox, Inc. * (a)                                                           2,856           45,839
Telik, Inc. * (a)                                                           3,732           59,973
Transkaryotic Therapies, Inc. * (a)                                         3,562           41,105
Trimeris, Inc. * (a)                                                        1,719           78,524
Tularik, Inc. * (a)                                                         5,094           50,634
                                                                                      ------------
                                                                                         1,707,030

BROADCASTING - 0.52%
Crown Media Holdings, Inc., Class A *                                       3,265           13,484
Gray Television, Inc., Class A *                                            1,618           19,901
LodgeNet Entertainment Corp. *                                              1,613           17,662
Mediacom Communications Corp., Class A *                                    6,504           64,195
Paxson Communications Corp. *                                               4,200           25,158
Regent Communications, Inc. *                                               3,665           21,624
Saga Communications, Inc., Class A *                                        1,815           35,302
Salem Communications Corp., Class A *                                       1,054           21,092
Sinclair Broadcast Group, Inc., Class A *                                   3,588           41,657
Sirius Satellite Radio, Inc. * (a)                                         97,628          164,991
Spanish Broadcasting Systems, Inc., Class A *                               4,542           37,017
World Wrestling Entertainment, Inc., Class A *                              1,629           16,762
XM Satellite Radio Holdings, Inc., Class A * (a)                            7,882           87,096
Young Broadcasting, Inc., Class A *                                         1,747           36,914
                                                                                      ------------
                                                                                           602,855

BUILDING MATERIALS & CONSTRUCTION - 0.64%
Apogee Enterprises, Inc. *                                                  3,721           33,563
Butler Manufacturing Company *                                              1,052           17,390
Dycom Industries, Inc. *                                                    5,604           91,345
ElkCorp *                                                                   2,418           54,405
Griffon Corp. *                                                             3,112           49,792
Haemonetics Corp.                                                           2,159           40,373
Hughes Supply, Inc. *                                                       2,778           96,397
Insituform Technologies, Inc., Class A *                                    2,648           46,817
Lennox International, Inc. *                                                5,006           64,427
LSI Industries, Inc. *                                                      2,137           23,721
NCI Building Systems, Inc.                                                  2,260           37,742
Standard-Pacific Corp. *                                                    3,664          121,498
Trex Company, Inc. * (a)                                                      755           29,634
U.S. Concrete, Inc. *                                                       3,685           14,150
WCI Commmunities, Inc. *                                                      886           17,038
                                                                                      ------------
                                                                                           738,292

BUSINESS SERVICES - 3.46%
ABM Industries, Inc. *                                                      4,414           67,976
Administaff, Inc. * (a)                                                     2,418           24,905
Advanced Marketing Services, Inc. * (a)                                     1,996           25,948
ADVO, Inc. *                                                                2,217           98,435
American Management Systems, Inc. *                                         4,850           69,258
Answerthink Consulting Group                                                6,877           13,273
Arbitron, Inc. *                                                            3,440          122,808
Banta Corp. *                                                               2,782           90,053
Black Box Corp.                                                             2,389           86,482
Bowne & Company, Inc. *                                                     3,971           51,742
Bright Horizons Family Solutions, Inc. *                                    1,217           40,843
Central Parking Corp. *                                                     2,255           27,872
Charles River Associates, Inc. *                                            1,012           28,609
Clark, Inc. *                                                               2,161           25,824
Coinstar, Inc. *                                                            2,697           50,865
Compucom Systems, Inc. *                                                    2,960           13,379
Compucredit Corp. *                                                         2,172           26,390
Computer Horizons Corp. *                                                   4,895           22,223
Cornell Corrections, Inc. *                                                 1,745           26,419
Corporate Executive Board Company *                                         4,348          177,485
Costar Group, Inc. *                                                        1,584           47,298
Digimarc Corp. * (a)                                                        1,321           20,740

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                           SHARES        VALUE
                                                                           ------        -----
BUSINESS SERVICES - CONTINUED
eFunds Corp. *                                                              5,774     $     66,574
Electro Rent Corp. *                                                        1,976           21,301
Ennis Business Forms, Inc. *                                                2,151           31,297
Entrust Technologies, Inc. *                                                7,372           21,674
Euronet Worldwide, Inc. * (a)                                               2,128           23,004
FactSet Research Systems, Inc. * (a)                                        2,504          110,301
Fidelity National Infomation Solutions, Inc. * (a)                          1,817           47,387
First Consulting Group *                                                    2,806           13,104
Forrester Research, Inc. *                                                  1,917           31,362
FTI Consulting, Inc. * (a)                                                  2,797           69,841
Gartner Group, Inc., Class A *                                             10,397           78,809
GSI Commerce, Inc. *                                                        2,586           17,275
Healthcare Services Group Inc. *                                            1,440           20,693
Heidrick & Struggles International, Inc. * (a)                              2,395           30,225
Information Holdings, Inc. *                                                1,243           22,685
Insight Enterprises, Inc. *                                                 5,358           53,902
John H. Harland Company                                                     3,409           89,179
Kelly Services, Inc., Class A                                               2,000           46,900
Korn/Ferry International * (a)                                              4,702           38,086
Kroll, Inc.                                                                 3,411           92,302
Labor Ready, Inc.                                                           5,100           36,567
Legato Systems, Inc. * (a)                                                 10,439           87,583
Lightbridge, Inc. *                                                         3,859           33,805
MAXIMUS, Inc. * (a)                                                         1,908           52,718
McGrath Rentcorp *                                                          1,127           30,136
Memberworks, Inc. * (a)                                                     1,010           19,948
MPS Group, Inc. *                                                          11,223           77,214
Navigant Consulting Company *                                               5,127           60,755
New England Business Service, Inc. *                                        1,384           41,520
On Assignment, Inc.                                                         3,658           14,632
Paxar Corp.                                                                 3,846           42,306
Penton Media, Inc. *                                                        1,839            1,085
Pre-Paid Legal Services, Inc. (a)                                           1,419           34,808
PRG-Schultz International, Inc. * (a)                                       4,953           29,223
Quest Software, Inc. * (a)                                                  4,557           54,228
R.H. Donnelley Corp. *                                                      3,213          117,178
Rent-Way, Inc. *                                                            4,313           20,055
Resource America, Inc. *                                                    2,294           23,743
Resources Connection, Inc. *                                                2,350           56,071
Right Management Consultants, Inc. *                                        1,888           23,883
Rollins, Inc. *                                                             2,464           46,446
Roto Rooter, Inc. *                                                         1,209           46,172
Sapient Corp. *                                                            10,319           28,584
Scansource, Inc. * (a)                                                      1,272           34,026
Seachange International, Inc. *                                             3,023           28,839
Sonicwall, Inc. *                                                           7,050           33,840
Sothebys Holdings, Inc., Class A *                                          5,819           43,293
SOURCECORP, Inc. *                                                          1,809           39,074
Spherion Corp. *                                                            7,896           54,877
SRA International, Inc., Class A *                                            689           22,048
StarTek, Inc. *                                                             1,340           35,242
Surmodics, Inc. * (a)                                                       1,512           46,116
Sykes Enterprises, Inc. *                                                   3,713           18,157
Systems & Computer Technology Corp. *                                       4,230           38,070
TALX Corp. * (a)                                                            1,466           33,117
Teletech Holdings, Inc. *                                                   5,658           23,933
The InterCept Group, Inc. * (a)                                             2,149           17,966
Tier Technologies Inc., Class B *                                           1,995           15,461
TRC Companies, Inc. * (a)                                                   1,307           19,291
URS Corp. *                                                                 2,985           58,088
Vastera, Inc. *                                                             3,943           23,540
Volt Information Sciences, Inc. *                                           1,143           15,602
Wackenhut Corrections Corp. *                                               1,225           16,795
Water Pik Technology, Inc. * (a)                                            2,162           16,799
Watson Wyatt & Company Holdings, Class A *                                  2,437           56,490
Wind River Systems, Inc. *                                                  9,260           35,281
Wireless Facilities, Inc. *                                                 2,912           34,653
Zomax Optical Media, Inc. *                                                 3,987           13,038
                                                                                      ------------
                                                                                         3,978,925

CABLE AND TELEVISION - 0.09%
Insight Communications Company, Inc., Class A *                             5,012           66,058
TiVo, Inc. *                                                                2,728           33,691
                                                                                      ------------
                                                                                            99,749

CELLULAR COMMUNICATIONS - 0.14%
AirGate PCS, Inc. * (a)                                                     1,715            2,058
Boston Communications Group, Inc. * (a)                                     1,574           26,962
Nextel Partners, Inc., Class A * (a)                                        8,409           61,386
Western Wireless Corp., Class A * (a)                                       6,264           72,224
                                                                                      ------------
                                                                                           162,630

CHEMICALS - 1.70%
A. Schulman, Inc. *                                                         3,449           55,391
Airgas, Inc.                                                                6,700          112,225
Albany Molecular Research, Inc. *                                           2,562           38,686
AmCol International Corp. *                                                 2,498           19,234
Arch Chemicals, Inc. *                                                      2,388           45,611
Cabot Microelectronics Corp. * (a)                                          2,673          134,906
Calgon Carbon Corp. *                                                       4,396           25,277
Cambrex Corp. *                                                             2,754           63,397
Crompton Corp. *                                                           13,540           95,457
Cytec Industries, Inc. *                                                    4,591          155,176
Ferro Corp. *                                                               3,762           84,758
FMC Corp. *                                                                 3,441           77,870
Georgia Gulf Corp. *                                                        3,149           62,350
Great Lakes Chemical Corp. *                                                4,252           86,741
H.B. Fuller Company *                                                       3,290           72,446
MacDermid, Inc. *                                                           3,023           79,505
Material Sciences Corp.                                                     1,791           17,373
Millennium Chemicals, Inc. *                                                7,562           71,915
Minerals Technologies, Inc.                                                 2,322          112,988
Octel Corp. *                                                               1,342           18,654
Olin Corp. * (a)                                                            5,939          101,557
Omnova Solutions, Inc. *                                                    5,574           22,519
Penford Corp. *                                                             1,479           16,520
Polyone Corp. *                                                            10,202           45,399
Quaker Chemical Corp. *                                                       954           23,898
Solutia, Inc. *                                                            13,930           30,367
Stepan Chemical Company *                                                     793           17,922
Techne Corp. * (a)                                                          4,856          147,331
Valhi, Inc. *                                                               2,935           28,235
W. R. Grace & Company *                                                     8,127           35,840
WD-40 Company * (a)                                                         1,939           55,358
                                                                                      ------------
                                                                                         1,954,906

COAL - 0.19%
Arch Coal, Inc. *                                                           5,363          123,242
Massey Energy Corp. * (a)                                                   7,454           98,020
                                                                                      ------------
                                                                                           221,262

COLLEGES & UNIVERSITIES - 0.31%
Corinthian Colleges, Inc. *                                                 4,382          212,834
ITT Educational Services, Inc. *                                            4,968          145,314
                                                                                      ------------
                                                                                           358,148

COMMERCIAL SERVICES - 0.03%
Idine Rewards Network, Inc. * (a)                                           2,233           30,681
                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                           SHARES        VALUE
                                                                           ------        -----
COMPUTERS & BUSINESS EQUIPMENT - 2.72%
Advanced Digital Information Corp. *                                        7,636     $     76,284
Aether Systems, Inc. * (a),                                                 4,879           23,907
Allen Telecom, Inc. *                                                       3,208           52,996
Anteon International Corp. *                                                1,800           50,238
Applied Films Corp. * (a)                                                   1,336           34,576
Avanex Corp. *                                                              7,327           29,308
Avocent Corp.                                                               4,924          147,375
Benchmark Electronics, Inc. *                                               2,690           82,744
Brooks Automation, Inc. * (a)                                               4,727           53,604
CACI International, Inc., Class A *                                         3,336          114,425
Cognizant Technology
  Solutions Corp., Class A *                                                6,888          167,792
Computer Network Technology Corp. * (a)                                     3,415           27,662
Concurrent Computer Corp. *                                                 8,838           25,807
Cray, Inc. *                                                                6,880           54,352
Datastream Systems, Inc. *                                                  2,153           22,800
Drexler Technology Corp. * (a)                                              1,207           18,709
Echelon Corp. * (a)                                                         3,089           42,536
EMS Technologies, Inc. *                                                    1,485           19,424
Enterasys Networks, Inc. *                                                 20,347           61,651
Extreme Networks, Inc. *                                                   12,758           67,617
Falconstor Software, Inc. * (a)                                             4,389           29,362
FileNET Corp. *                                                             4,013           72,395
FSI International, Inc. *                                                   4,705           18,350
Helix Technology Corp. *                                                    3,254           43,050
Hypercom Corp. *                                                            4,523           18,770
Infocus Corp. *                                                             4,867           22,972
Intergraph Corp. *                                                          5,397          116,036
Interland, Inc. *                                                          16,529           16,198
Iomega Corp.                                                                6,157           65,264
Ixia *                                                                      3,141           20,197
Kronos, Inc. *                                                              2,329          118,337
Maxtor Corp. *                                                             23,722          178,152
Metro One Telecomm, Inc. * (a)                                              3,172           16,368
Micros Systems, Inc. *                                                      1,980           65,300
Microtune, Inc. * (a)                                                       5,540           17,728
MTS Systems Corp. *                                                         2,452           36,142
NetScreen Technologies, Inc. * (a)                                          1,397           31,502
Nuance Communications, Inc. * (a)                                           4,323           23,344
Overland Storage, Inc. *                                                    1,014           20,625
Palm, Inc. *                                                                3,642           59,255
PEC Solutions, Inc. * (a)                                                   1,039           16,728
Pinnacle Systems, Inc. *                                                    7,440           79,608
Plexus Corp. * (a)                                                          5,264           60,694
Quantum Corp. *                                                            17,591           71,244
Radiant Systems, Inc. * (a)                                                 2,485           16,749
RadiSys Corp. *                                                             2,291           30,241
Rainbow Technologies, Inc. *                                                3,135           26,365
Redback Networks, Inc. (a)                                                 17,512           15,761
Riverstone Networks, Inc. *                                                12,334           14,554
Sandisk Corp. * (a)                                                         7,121          287,332
Silicon Storage Technology, Inc. *                                          9,189           38,502
Standard Microsystems Corp. *                                               1,853           28,110
Turnstone Systems, Inc. *                                                   6,458           16,210
Universal Display Corp. * (a)                                               2,616           23,335
Western Digital Corp. * (a)                                                22,744          234,263
                                                                                      ------------
                                                                                         3,122,850

CONSTRUCTION MATERIALS - 0.70%
Ameron International Corp. *                                                  792           27,538
Applied Industrial Technologies, Inc. *                                     2,120           44,732
Centex Construction Products, Inc. *                                          747           29,947
Clarcor, Inc. *                                                             2,803          108,056
Comfort Systems USA, Inc. *                                                 6,578           17,300
EMCOR Group, Inc. *                                                         1,673           82,579
Florida Rock Industries, Inc. *                                             2,230           92,055
Granite Construction, Inc. *                                                3,658           70,087
JLG Industries, Inc.                                                        5,219           35,489
Regal Beloit Corp.                                                          2,747           52,468
Simpson Manufacturing, Inc. *                                               1,629           59,621
Standex International Corp. *                                               1,391           29,211
Trinity Industries, Inc. * (a)                                              4,162           77,039
USG Corp. * (a)                                                             4,282           81,358
                                                                                      ------------
                                                                                           807,480

CONSTRUCTION & MINING EQUIPMENT - 0.19%
Astec Industries, Inc. *                                                    2,335           20,361
Carbo Ceramics, Inc. *                                                      1,061           39,469
CDI Corp. * (a)                                                             1,334           34,631
Dril-Quip, Inc. *                                                             982           17,872
Gulf Islands Fabrication, Inc. *                                            1,008           17,055
Kaman Corp., Class A *                                                      2,960           34,603
Parker Drilling Company *                                                  11,402           33,180
RPC, Inc. *                                                                 1,713           18,843
                                                                                      ------------
                                                                                           216,014

CONTAINERS & GLASS - 0.20%
Greif Brothers Corp., Class A *                                             1,700           39,100
Jarden Corp. * (a)                                                          1,278           35,362
Longview Fibre Company *                                                    6,429           52,718
Mobile Mini, Inc. * (a)                                                     1,505           24,577
Silgan Holdings, Inc. *                                                     1,196           37,411
West Pharmaceutical Services, Inc. *                                        1,556           38,122
                                                                                      ------------
                                                                                           227,290

COSMETICS & TOILETRIES - 0.14%
Chattem, Inc. *                                                             1,395           26,226
Del Labs, Inc. * (a)                                                          684           16,074
Elizabeth Arden, Inc. * (a)                                                 1,642           21,625
Natures Sunshine Products, Inc. *                                           1,806           14,466
Nu Skin Enterprises, Inc., Class A *                                        5,381           56,231
Playtex Products, Inc. *                                                    3,740           24,011
                                                                                      ------------
                                                                                           158,633

CRUDE PETROLEUM & NATURAL GAS - 0.57%
Cabot Oil & Gas Corp., Class A *                                            3,221           88,932
Cascade Natural Gas Corp. *                                                 1,716           32,776
Chesapeake Energy Corp. *                                                  21,133          213,443
Harvest Natural Resources, Inc. *                                           4,031           25,677
Hydril Company *                                                            1,271           34,635
Nuevo Energy Company                                                        2,236           39,018
Patina Oil & Gas Corp. *                                                    2,661           85,551
Quicksilver Resources, Inc. *                                               1,204           28,836
Unit Corp. *                                                                4,956          103,630
                                                                                      ------------
                                                                                           652,498

DOMESTIC OIL - 1.18%
Berry Petroleum Company, Class A *                                          1,886           33,854
Comstock Resources, Inc. *                                                  2,844           38,906
Denbury Resources, Inc. *                                                   2,708           36,368
Encore Aquisition Company *                                                 1,038           19,878
Energy Partners, Ltd. *                                                     2,760           31,878
EnergySouth, Inc. *                                                           875           28,700
Evergreen Resources, Inc. * (a)                                             2,164          117,527
Frontier Oil Corp. *                                                        3,121           47,439
Holly Corp. *                                                               1,168           32,237
Houston Exploration Company *                                               1,134           39,350
Magnum Hunter Resources, Inc. *                                             6,089           48,651
Maverick Tube Corp.                                                         4,441           85,045
Meridian Resource Corp. * (a)                                               4,404           20,831
Oil States International, Inc. *                                            1,834           22,191
Plains Exploration & Production Company *                                   2,915           31,511
Plains Resources, Inc. *                                                    3,224           45,620

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                           SHARES        VALUE
                                                                           ------        -----
DOMESTIC OIL - CONTINUED
Prima Energy Corp. *                                                        1,308     $     27,311
Range Resources Corp. *                                                     5,977           37,476
Remington Oil Gas Corp. *                                                   2,473           45,454
Spinnaker Exploration Company *                                             2,845           74,539
St. Mary Land & Exploration Company * (a)                                   3,632           99,154
Stone Energy Corp. *                                                        2,447          102,578
Swift Energy Company *                                                      2,951           32,461
Tom Brown, Inc. *                                                           3,801          105,630
Vintage Petroleum, Inc. *                                                   5,604           63,213
Westport Resources Corp. *                                                  2,410           54,827
World Fuel Services Corp. *                                                 1,228           30,196
                                                                                      ------------
                                                                                         1,352,825

DRUGS & HEALTH CARE - 3.80%
1 800 Contacts (a)                                                            826           20,220
Advanced Tissue Sciences, Inc. *                                            4,749              641
Aksys, Ltd. * (a)                                                           3,456           44,755
Alaris Medical Inc. *                                                       1,638           21,212
ALPHARMA, Inc., Class A                                                     3,478           75,125
Amsurg Corp. * (a)                                                          2,443           74,511
Antigenics, Inc. (a)                                                        3,147           36,253
Aphton Corp. * (a)                                                          2,866           23,616
Ariad Pharmaceuticals, Inc. * (a)                                           4,671           20,973
Arqule, Inc. *                                                              3,732           15,674
Arrow International, Inc. *                                                 1,037           45,784
Atherogenics, Inc.                                                          3,725           55,614
Atrix Labatories, Inc. * (a)                                                2,458           54,051
Beverly Enterprises, Inc. *                                                12,141           42,494
Biomarin Pharmaceutical, Inc. *                                             4,979           48,595
Biopure Corp., Class A * (a)                                                2,723           16,638
Bone Care International, Inc.                                               1,425           19,808
Bradley Pharmaceuticals, Inc., Class A * (a)                                1,161           19,157
Cardiodynamics International Corp. *                                        4,412           15,045
Cell Genesys, Inc. * (a)                                                    3,929           33,947
Cepheid, Inc * (a)                                                          4,047           19,992
Cerus Corp. * (a)                                                           1,926           14,503
Cholestech Corp. *                                                          1,756           17,332
Closure Medical Corp. *                                                       604           11,404
Cobalt Corp. *                                                              1,116           22,934
Columbia Laboratories, Inc. * (a)                                           3,526           39,668
Conmed Corp. *                                                              3,200           58,432
Corixa Corp. * (a)                                                          5,494           42,469
Cryolife, Inc. * (a)                                                        2,113           21,870
Curagen Corp. * (a)                                                         5,842           32,423
Curative Health Services, Inc. * (a)                                        1,321           22,457
CV Therapeutics, Inc. * (a)                                                 3,232           95,861
Cyberonics, Inc. * (a)                                                      2,514           54,076
D & K Wholesale Drug, Inc. * (a)                                            1,569           25,324
Datascope Corp. (a)                                                         1,443           42,843
Decode Genetics, Inc.                                                       5,781           18,037
Diversa Corp. *                                                             3,727           36,636
Drugstore.com, Inc. *                                                       3,360           19,622
Duane Reade, Inc. * (a)                                                     2,739           40,400
Durect Corp. * (a)                                                          4,250           10,243
Encysive Pharmaceuticals, Inc. *                                            5,476           26,285
Endo Pharmaceutical Holdings, Inc. *                                        3,219           54,465
Enzo Biochem, Inc. * (a)                                                    2,904           62,501
Enzon Pharmaceuticals, Inc. * (a)                                           5,279           66,093
Eon Labs, Inc. (a)                                                          1,161           40,809
Gene Logic, Inc. * (a)                                                      4,021           24,005
Genencor International, Inc. *                                              1,285           21,164
Genesis Health Ventures, Inc. *                                             3,534           62,375
Genta, Inc. * (a)                                                           5,327           70,956
Gentiva Health Services, Inc. *                                             3,006           27,054
Genzyme Corp.-Biosurgery Division * (a)                                     4,975            9,851
Geron Corp. * (a)                                                           3,704           27,261
IDX Systems Corp. * (a)                                                     2,083           32,328
IGEN International, Inc. (a)                                                1,961           61,575
ILEX Oncology, Inc.                                                         3,903           75,757
Illumina, Inc. *                                                            3,603           11,349
ImClone Systems, Inc. * (a)                                                 6,036          190,858
Immucor Corp. *                                                             1,228           26,758
Immunogen, Inc. * (a)                                                       5,577           23,814
Immunomedics, Inc. * (a)                                                    5,166           32,597
Impax Laboratories, Inc. * (a)                                              3,337           40,011
Intuitive Surgical, Inc. * (a)                                              3,647           27,644
Invacare Corp.                                                              3,058          100,914
K-V Pharmaceutical Company, Class A                                         2,723           75,699
Kos Pharmaceuticals, Inc. (a)                                                 614           14,411
La Jolla Pharmaceutical Company (a)                                         5,549           18,145
LabOne, Inc. *                                                                793           17,097
Landauer, Inc. *                                                              955           39,948
Luminex Corp. * (a)                                                         3,034           15,655
Magellan Health Services, Inc. *                                            2,294              103
Matria Healthcare, Inc.                                                     1,071           18,903
Maxygen, Inc. *                                                             3,591           39,393
Mentor Corp. *                                                              4,666           90,427
Mim Corp. * (a)                                                             2,972           19,407
Molecular Devices Corp. *                                                   1,902           30,261
NBTY, Inc.                                                                  4,834          101,804
NDCHealth Corp. * (a)                                                       3,821           70,115
Nektar Therapeutics (a)                                                     6,732           62,136
NeoPharm, Inc. (a)                                                          1,617           22,401
Ocular Sciences, Inc. * (a)                                                 2,223           44,127
Omnicell, Inc. *                                                            2,362           24,187
Onyx Pharmaceuticals, Inc. * (a)                                            1,901           23,439
Option Care, Inc. * (a)                                                     1,683           19,405
Orasure Technologies, Inc. * (a)                                            3,492           26,050
OrthoLogic Corp. *                                                          4,606           21,142
Pacificare Health Systems, Inc. *                                           4,331          213,648
Parexel International Corp. *                                               2,993           41,752
Penwest Pharmaceuticals Company * (a)                                       1,776           43,281
Perrigo Company *                                                           7,372          115,298
Pharmacopeia, Inc. *                                                        3,128           25,806
PracticeWorks, Inc. * (a)                                                   1,996           38,523
Praecis Pharmaceuticals, Inc. *                                             6,103           29,905
Prime Hospitality Corp. *                                                   6,186           41,508
Quidel Corp. *                                                              3,318           20,638
Savient Pharmaceuticals, Inc. *                                             7,288           33,816
Sequenom, Inc. *                                                            6,112           16,625
Sola International, Inc. *                                                  2,604           45,310
Sunrise Senior Living, Inc. * (a)                                           2,064           46,192
Supergen, Inc. * (a)                                                        3,949           21,325
Sybron Dental Specialties, Inc. *                                           4,542          107,191
Theragenics Corp. *                                                         4,589           19,733
United Surgical Partners International, Inc. * (a)                          2,019           45,609
US Oncology, Inc. *                                                         8,256           61,012
US Physical Therapy, Inc. * (a)                                             1,434           17,997
Ventana Medical Systems, Inc. *                                             1,495           40,634
Vical, Inc. * (a)                                                           3,177           13,820
Vital Signs, Inc. *                                                           735           19,081
VitalWorks, Inc. *                                                          5,216           20,603
Vivus, Inc. * (a)                                                           4,781           24,574
Zymogenetics, Inc. * (a)                                                    1,244           14,480
                                                                                      ------------
                                                                                         4,359,679

EDUCATIONAL SERVICES - 0.20%
Learning Tree International, Inc. *                                         1,249           19,522
Princeton Review, Inc.                                                      2,501           14,756
Renaissance Learning, Inc. * (a)                                            1,215           26,608

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                           SHARES        VALUE
                                                                           ------        -----
EDUCATIONAL SERVICES - CONTINUED
Strayer Education, Inc. *                                                   1,047     $     83,184
Sylvan Learning Systems, Inc. *                                             3,790           86,564
                                                                                      ------------
                                                                                           230,634

ELECTRICAL EQUIPMENT - 1.25%
A.O. Smith Corp. *                                                          1,864           52,472
Aaon, Inc. *                                                                1,305           24,169
AMETEK, Inc. *                                                              3,831          140,406
Anaren, Inc. * (a)                                                          3,087           28,925
Anixter International, Inc. *                                               3,670           85,988
Artesyn Technologies, Inc. *                                                4,066           22,810
Audiovox Corp., Class A (a)                                                 2,176           24,349
Baldor Electric Company                                                     3,488           71,853
BEI Technologies Inc. *                                                     1,566           18,792
Belden, Inc.                                                                2,890           45,922
C & D Technologies, Inc. *                                                  3,122           44,832
C-COR.net Corp. * (a)                                                       4,706           23,059
Cable Design Technologies Corp. *                                           5,503           39,346
Cohu, Inc. *                                                                2,459           38,360
Dupont Photomasks, Inc. *                                                   1,517           28,565
Encore Wire Corp. *                                                         1,917           18,212
Excel Technology, Inc. *                                                    1,111           25,364
General Cable Corp. *                                                       4,662           25,175
Genlyte Group, Inc. *                                                       1,387           48,503
Global Power Equipment Group, Inc. * (a)                                    3,407           15,843
Littelfuse, Inc. *                                                          2,379           53,194
Methode Electronics, Inc., Class A                                          4,266           45,859
Penn Engineering & Manufacturing Corp. *                                    1,779           24,283
Plug Power, Inc. * (a)                                                      3,094           14,449
Powell Industries, Inc. *                                                     937           13,718
Power-One, Inc. *                                                           6,755           48,298
Rayovac Corp. *                                                             3,994           51,722
SPS Technologies, Inc. *                                                    1,595           43,129
Thomas Industries, Inc. *                                                   1,851           50,070
Universal Electronics, Inc. *                                               2,117           26,844
Vicor Corp. *                                                               2,621           25,162
W.H. Brady Company, Class A *                                               2,213           73,804
Watsco, Inc. *                                                              2,051           33,965
Wilson Greatbatch Technologies, Inc. *                                      2,418           87,290
Woodhead Industries, Inc. *                                                 1,664           20,833
                                                                                      ------------
                                                                                         1,435,565

ELECTRIC UTILITIES - 1.28%
Avista Corp. *                                                              5,776           81,730
Black Hills Corp.                                                           3,818          117,213
Central Vermont Public Service Corp. *                                      1,719           33,606
CH Energy Group, Inc. *                                                     1,885           84,825
Cleco Corp. *                                                               4,909           85,024
Connecticut Water Service, Inc. *                                           1,087           27,773
DQE, Inc. * (a)                                                             8,332          125,563
El Paso Electric Company *                                                  5,698           70,256
Empire District Electric Company *                                          2,745           59,704
MGE Energy, Inc. *                                                          1,928           60,732
Otter Tail Power Company (a)                                                2,966           80,023
PNM Resources, Inc. *                                                       4,211          112,644
Quanta Services, Inc. *                                                     6,651           47,222
Sierra Pacific Resources * (a)                                             14,287           84,865
UIL Holding Corp. * (a)                                                     1,421           57,622
Unisource Energy Corp. *                                                    3,420           64,296
Unitil Corp. * (a)                                                            900           21,690
Westar Energy, Inc. * (a)                                                   6,581          106,810
WPS Resources Corp. *                                                       3,551          142,750
                                                                                      ------------
                                                                                         1,464,348

ELECTRONICS - 2.25%
Anadigics, Inc. *                                                           4,901           16,124
Analogic Corp. *                                                              715           34,863
Artisan Components, Inc. *                                                  2,190           49,516
Bel Fuse, Inc., Class B *                                                   1,388           31,785
Checkpoint Systems, Inc. *                                                  3,900           55,185
CTS Corp. *                                                                 3,763           39,323
Cubic Corp. (a)                                                             1,843           40,952
Daktronics, Inc. *                                                          1,756           28,711
DDI Corp. * (a)                                                            31,278            2,189
Electro Scientific Industries, Inc. *                                       3,348           50,756
Electronics For Imaging, Inc. *                                             6,435          130,566
Engineered Support Systems *                                                1,419           59,385
FEI Company *                                                               2,974           55,792
FLIR Systems, Inc. *                                                        3,494          105,344
Foundry Networks, Inc. * (a)                                               10,226          147,254
Franklin Electric, Inc. *                                                     765           42,572
GrafTech International, Ltd. *                                              7,197           39,224
Herley Industries, Inc. * (a)                                               1,381           23,449
Hutchinson Technology, Inc. *                                               3,006           98,867
Identix, Inc. (a)                                                          10,233           64,980
II-VI, Inc. *                                                               1,300           30,004
Imation Corp. *                                                             4,073          154,041
Intermagnetics General Corp. *                                              1,886           37,418
InVision Technologies, Inc. * (a)                                           1,300           32,604
Itron, Inc. *                                                               2,448           52,779
Medis Technologies, Ltd. *                                                  2,033           14,495
Mentor Graphics Corp. *                                                     7,745          112,148
Mercury Computer Systems, Inc. *                                            2,629           47,743
Merix Corp. * (a)                                                           2,103           16,025
Nu Horizons Electronics Corp. *                                             2,505           15,030
OSI Systems, Inc. * (a)                                                       959           15,402
Park Electrochemical Corp. *                                                2,194           43,770
Photon Dynamics, Inc. * (a)                                                 1,941           53,630
Pixelworks, Inc. * (a)                                                      4,352           25,851
Planar Systems Inc. *                                                       1,634           31,961
Research Frontiers, Inc. *                                                  1,387           19,418
Rogers Corp. *                                                              1,801           59,973
Roper Industries, Inc. *                                                    3,421          127,261
SBS Technologies, Inc. *                                                    2,185           21,481
Sequa Corp., Class A *                                                        813           27,886
Silicon Graphics, Inc. *                                                   20,583           23,465
Stoneridge, Inc. *                                                          1,582           21,199
Supertex, Inc. *                                                            1,226           22,522
Sycamore Networks, Inc. *                                                  20,007           76,627
Technitrol, Inc. *                                                          4,885           73,519
Thomas & Betts Corp. *                                                      5,031           72,698
Trimble Navigation, Ltd. *                                                  3,342           76,632
Varian, Inc. *                                                              3,457          119,854
X-Rite, Inc. *                                                              2,314           22,932
Zygo Corp. *                                                                2,052           16,416
                                                                                      ------------
                                                                                         2,581,621

ENERGY - 0.39%
Energen Corp. *                                                             3,831          127,572
Fuelcell Energy, Inc. * (a)                                                 4,297           35,192
Hanover Compressor Company * (a)                                            5,779           65,303
Headwaters, Inc. *                                                          3,311           48,639
New Jersey Resources Corp. *                                                2,969          105,399
Proton Energy Systems, Inc. *                                               4,204            8,997
Southwestern Energy Company *                                               3,901           58,554
                                                                                      ------------
                                                                                           449,656

FINANCIAL SERVICES - 2.01%
Actrade Financial Technologies, Ltd. * (a)                                    722              325
Advanta Corp., Class B                                                      3,059           30,774
American Home Mortgage Holdings, Inc. * (a)                                 1,183           23,163
Ameritrade Holding Corp. * (a)                                             21,786          161,434
BKF Capital Group, Inc. * (a)                                               1,144           24,974

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                           SHARES        VALUE
                                                                           ------        -----
FINANCIAL SERVICES - CONTINUED
Cash America International, Inc. *                                          2,665     $     35,231
Charter Municipal Mortgage
  Acceptance Company, SBI *                                                 4,801           91,267
Credit Acceptance Corp. * (a)                                               1,788           18,041
Delphi Financial Group, Inc. (a)                                            1,498           70,106
Equity One, Inc. (a)                                                        3,408           55,891
Federal Agricultural Mortgage Corp., Class C * (a)                            927           20,719
Financial Federal Corp. * (a)                                               1,572           38,357
First Charter Corp. *                                                       3,761           65,441
Firstfed Financial Corp. *                                                  1,813           63,981
Friedman Billings Ramsey Group, Inc. *                                     10,618          142,281
Harbor Florida Bancshares, Inc.                                             2,402           57,552
Hawthorne Financial Corp. *                                                   911           31,575
Impac Mortgage Holdings, Inc. *                                             5,582           93,164
International Bancshares Corp. *                                            3,215          114,325
Investors Real Estate Trust, SBI *                                          4,756           51,317
ITLA Capital Corp.                                                            574           23,207
Jeffries Group, Inc.                                                        2,247          111,878
Jones Lang Lasalle, Inc. *                                                  3,764           59,471
Keystone Property Trust Corp., REIT *                                       1,903           35,225
Knight Trading Group, Inc. * (a)                                            9,112           56,677
Lendingtree, Inc. * (a)                                                       834           20,416
Metris Companies, Inc. * (a)                                                4,076           22,622
National Health Realty, Inc., REIT                                          1,514           24,209
NBT Bancorp, Inc. *                                                         3,491           67,551
NCO Group, Inc.                                                             2,342           41,945
New Century Financial Corp. * (a)                                           1,677           73,201
Ocwen Financial Corp. *                                                     5,945           26,990
PennFed Financial Services, Inc. *                                            657           18,232
Saxon Capital, Inc. *                                                       3,338           58,015
Seacoast Financial Services Corp. *                                         2,850           56,430
SWS Group, Inc. * (a)                                                       1,690           34,054
Thornburg Mortgage Asset Corp. *                                            6,206          153,288
Triad Guaranty, Inc. *                                                        995           37,760
UMB Financial Corp. *                                                       1,812           76,829
United Community Financial Corp. *                                          3,722           34,391
Westcorp, Inc. *                                                            1,405           39,340
World Acceptance Corp. *                                                    1,248           20,317
WSFS Financial Corp. *                                                        626           24,038
                                                                                      ------------
                                                                                         2,306,004

FOOD & BEVERAGES - 1.37%
American Italian Pasta Company * (a)                                        1,892           78,802
Bob Evans Farms, Inc.                                                       4,067          112,371
Boston Beer Company, Inc. * (a)                                             1,198           17,251
Chiquita Brands International, Inc. *                                       4,505           65,323
Corn Products International, Inc. *                                         3,901          117,147
Del Monte Foods Company *                                                  21,692          191,757
Farmer Brothers Company                                                       101           33,633
Fisher Communications, Inc. *                                                 564           27,585
Fleming Companies, Inc. * (a)                                               5,111              603
Flowers Foods, Inc. *                                                       3,882           76,708
Hain Celestial Group, Inc. *                                                2,742           43,845
Horizon Organic Holding Corp. * (a)                                           965           22,996
International Multifoods Corp. * (a)                                        2,032           46,553
Interstate Bakeries Corp. *                                                 5,279           67,043
J & J Snack Foods Corp. *                                                     719           22,742
Lance, Inc. *                                                               3,685           33,644
Peets Coffee & Tea, Inc. *                                                  1,250           21,825
Pilgrims Pride Corp. * (a)                                                  2,025           19,582
Ralcorp Holdings, Inc. *                                                    3,502           87,410
Riviana Foods, Inc. *                                                         697           18,756
Robert Mondavi Corp., Class A                                               1,116           28,246
Sanderson Farms, Inc. *                                                       707           19,867
Sensient Technologies Corp. * (a)                                           5,034          114,876
Tasty Baking Company * (a)                                                  1,588           16,674
The J.M. Smucker Company *                                                  5,092          203,120
The Steak & Shake Company *                                                 2,778           42,365
Triarc Companies, Inc., Class A * (a)                                       1,599           47,954
                                                                                      ------------
                                                                                         1,578,678

FOREST PRODUCTS - 0.08%
Caraustar Industries, Inc. *                                                3,562           28,532
Deltic Timber Corp. *                                                       1,231           35,022
Universal Fast Products, Inc. *                                             1,563           32,729
                                                                                      ------------
                                                                                            96,283

FUNERAL SERVICES - 0.19%
Alderwoods Group, Inc. *                                                    5,632           30,751
Service Corp. International *                                              35,070          135,721
Stewart Enterprises, Inc., Class A *                                       11,818           50,817
                                                                                      ------------
                                                                                           217,289

FURNITURE & FIXTURES - 0.09%
American Woodmark Corp. *                                                     526           24,491
Kimball International, Inc., Class B *                                      4,099           63,944
Stanley Furniture Company, Inc. *                                             727           19,927
                                                                                      ------------
                                                                                           108,362

GAS & PIPELINE UTILITIES - 1.39%
AGL Resources, Inc. *                                                       7,065          179,734
American States Water Company *                                             1,815           48,969
Atmos Energy Corp. *                                                        5,207          129,134
California Water Service Group *                                            1,668           46,904
Global Industries, Ltd. *                                                   8,317           40,088
Middlesex Water Company * (a)                                               1,272           31,342
Northwest Natural Gas Company *                                             2,872           78,262
NorthWestern Corp. * (a)                                                    5,701           11,402
NUI Corp. *                                                                 2,123           32,949
ONEOK, Inc. *                                                               7,329          143,868
Piedmont Natural Gas, Inc. * (a)                                            3,366          130,634
Semco Energy, Inc. * (a)                                                    2,688           15,644
SJW Corp. *                                                                   288           24,552
South Jersey Industries, Inc. *                                             1,316           48,495
Southern Union Co. *                                                        4,968           83,313
Southwest Gas Corp. *                                                       3,864           81,839
Southwest Water Company * (a)                                               1,802           25,174
The Laclede Group, Inc. *                                                   2,187           58,612
UGI Corp. *                                                                 4,647          147,310
Western Gas Resources, Inc. * (a)                                           2,190           86,724
WGL Holdings, Inc. *                                                        5,536          147,811
                                                                                      ------------
                                                                                         1,592,760

GOLD - 0.03%
Royal Gold, Inc. * (a)                                                      1,659           35,652
                                                                                      ------------

HEALTHCARE PRODUCTS - 1.50%
Advanced Neuromodulation Systems, Inc. * (a)                                1,130           58,500
Align Technology, Inc.                                                      4,739           59,475
American Medical Systems Holdings, Inc. *                                   2,354           39,712
Arthrocare Corp. * (a)                                                      2,778           46,559
Biosite, Inc. * (a)                                                         1,314           63,203
Cardia Science Inc. * (a)                                                   7,443           19,947
Coherent, Inc. *                                                            3,453           81,767
Conceptus, Inc. * (a)                                                       2,128           29,898
EPIX Medical, Inc. *                                                        1,726           24,423
Esperion Therapeutics, Inc. * (a)                                           3,617           70,857
Hanger Orthopedic Group, Inc. * (a)                                         2,476           28,350
Hologic, Inc. *                                                             2,438           32,133
ICU Medical, Inc. * (a)                                                     1,292           40,246
INAMED Corp. *                                                              1,473           79,085
Interpore International, Inc. *                                             2,291           29,165
Inverness Medical Innovations, Inc. * (a)                                   1,233           23,797

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                           SHARES        VALUE
                                                                           ------        -----
HEALTHCARE PRODUCTS - CONTINUED
Kensey Nash Corp. * (a)                                                       954     $     24,957
Lifeline Systems, Inc. *                                                      544           15,450
Merit Medical Systems, Inc. *                                               1,415           28,272
Owens & Minor, Inc. *                                                       3,963           88,573
Polymedica Corp. * (a)                                                      1,042           47,713
Priority Healthcare Corp., Class B *                                        2,806           52,051
Respironics, Inc. *                                                         3,897          146,216
SonoSight, Inc. * (a)                                                       1,832           36,548
The Cooper Companies, Inc. *                                                3,523          122,495
The Medicines Company * (a)                                                 3,241           64,561
Therasense, Inc. * (a)                                                      2,743           27,430
Thoratec Corp. * (a)                                                        5,849           87,150
Tripath Imaging, Inc. * (a)                                                 2,598           17,744
Viasys Healthcare, Inc. *                                                   3,040           62,928
VISX, Inc. *                                                                5,740           99,589
Wright Medical Group, Inc. *                                                1,815           34,485
Young Innovations, Inc. *                                                     586           16,701
Zoll Medical Corp. *                                                          997           33,459
                                                                                      ------------
                                                                                         1,733,439

HEALTHCARE SERVICES - 0.68%
American Healthways, Inc. * (a)                                             1,360           49,123
AMERIGROUP Corp. * (a)                                                      1,058           39,358
Apria Healthcare Group, Inc. *                                              4,723          117,508
CorVel Corp.                                                                  836           30,096
Cross Country Healthcare Inc. * (a)                                         3,975           52,430
Eclipsys Corp. *                                                            4,387           45,800
Hooper Holmes, Inc.                                                         6,681           43,026
IMPATH, Inc. * (a)                                                          1,996           28,223
Kindred Healthcare, Inc. *                                                  1,412           25,190
MedQuist, Inc. *                                                            1,369           27,709
National Healthcare Corp. *                                                 1,119           22,022
Odyssey Healthcare, Inc. *                                                  2,081           76,997
Pediatrix Medical Group, Inc. *                                             2,466           87,913
Select Medical Corp. *                                                      2,113           52,466
Sierra Health Services, Inc. * (a)                                          2,812           56,240
The Advisory Board Company *                                                  649           26,297
                                                                                      ------------
                                                                                           780,398

HOLDINGS COMPANIES/CONGLOMERATES - 0.06%
Horace Mann Educators Corp. *                                               4,230           68,230
                                                                                      ------------

HOMEBUILDERS - 0.50%
Beazer Homes USA, Inc. * (a)                                                1,355          113,143
Champion Enterprises, Inc. * (a)                                            8,258           42,776
Hovnanian Enterprises, Inc., Class A (a)                                    1,714          101,040
Lyon William Homes * (a)                                                      544           17,326
M.D.C. Holdings, Inc. *                                                     2,398          115,776
Meritage Corp. * (a)                                                          984           48,472
Palm Harbor Homes, Inc. * (a)                                               2,280           43,183
Schottenstein Homes, Inc. *                                                 1,280           54,630
Walter Industries, Inc. *                                                   3,277           38,505
                                                                                      ------------
                                                                                           574,851

HOTELS & RESTAURANTS - 1.55%

AFC Enterprises, Inc. *                                                     1,698           27,576
Alliance Gaming Corp. *                                                     4,837           91,468
Ameristar Casinos, Inc. *                                                   1,191           25,428
Argosy Gaming Corp. *                                                       2,954           61,768
Aztar Corp. *                                                               3,683           59,333
Boca Resorts, Inc., Class A *                                               3,345           43,485
Boyd Gaming Corp. *                                                         3,557           61,394
Buca, Inc. * (a)                                                            2,616           14,754
California Pizza Kitchen, Inc. *                                            1,647           35,411
Chicago Pizza & Brewery, Inc. * (a)                                         1,756           17,560
Choice Hotels, Inc. *                                                       2,277           62,185
CKE Restaurants, Inc. *                                                     6,604           36,916
Dave & Buster's, Inc. *                                                     1,866           20,339
Dover Downs Gaming & Entertainment, Inc. *                                  1,736           15,971
IHOP Corp. * (a)                                                            2,321           73,274
Jack In the Box, Inc. *                                                     4,037           90,025
La Quinta Corp. *                                                          17,537           75,584
Landry's Restaurants, Inc. *                                                2,604           61,454
LaSalle Hotel Properties *                                                  2,204           32,575
Lone Star Steakhouse & Saloon, Inc. *                                       1,749           38,076
Magna Entertainment Corp., Class A * (a)                                    5,699           28,495
Marcus Corp. *                                                              2,331           34,848
MTR Gaming Group, Inc. *                                                    2,959           22,844
O'Charley's, Inc. * (a)                                                     2,025           43,598
P.F. Chang's China Bistro, Inc. * (a)                                       1,871           92,072
Panera Bread Company, Class A * (a)                                         2,651          106,040
Papa Johns International, Inc. (a)                                          1,453           40,757
RARE Hospitality International, Inc. *                                      2,296           75,033
RFS Hotel Investors, Inc., REIT *                                           4,117           50,721
Ryan's Family Steak Houses, Inc. *                                          5,330           74,620
Shuffle Master, Inc. * (a)                                                  1,874           55,077
Sonic Corp. *                                                               4,262          108,383
Station Casinos, Inc. *                                                     3,946           99,637
                                                                                      ------------
                                                                                         1,776,701

HOUSEHOLD APPLIANCES - 0.23%
Bassett Furniture Industries, Inc. *                                        1,676           22,257
Jacuzzi Brands, Inc. *                                                      8,060           42,638
Libbey, Inc. *                                                              1,643           37,296
LS Starrett Company * (a)                                                   1,451           18,791
Modtech Holdings, Inc. *                                                    1,491           13,702
National Presto Industries, Inc                                               598           18,897

The Toro Company *                                                          2,723          108,239
Vialta, Inc. *                                                                 19                6
Westpoint Stevens, Inc. *                                                  13,797              317
                                                                                      ------------
                                                                                           262,143

HOUSEHOLD PRODUCTS - 0.30%
Applica, Inc. *                                                             2,423           20,596
Blyth Industries, Inc. *                                                    3,617           98,382
Central Garden & Pet Company *                                              1,683           40,140
Department 56, Inc. *                                                       1,716           26,306
Graphic Packaging Intl Corp. *                                              3,368           15,190
Martha Stewart Living Omnimedia, Inc., Class A * (a)                        1,437           13,493
Topps, Inc. *                                                               4,404           37,830
Tupperware Corp. *                                                          6,101           87,610
                                                                                      ------------
                                                                                           339,547

INDUSTRIAL MACHINERY - 1.30%
Alamo Group, Inc. *                                                         1,333           16,289
Albany International Corp., Class A                                         2,753           75,432
Briggs & Stratton Corp. *                                                   2,445          123,472
Cascade Corp. *                                                             1,273           22,150
Circor International, Inc. *                                                1,284           22,894
Cognex Corp. *                                                              3,993           89,243
Dionex Corp. * (a)                                                          2,055           81,686
Energy Conversion Devices, Inc. *                                           1,988           18,091
Gardner Denver, Inc. *                                                      1,893           38,731
Gorman Rupp Company *                                                       1,112           26,688
IDEX Corp. *                                                                3,157          114,410
Kadant, Inc. *                                                              1,641           30,769
Kaydon Corp. *                                                              3,279           68,203
Kennametal, Inc.                                                            3,984          134,819
Lindsay Manufacturing Company *                                             1,254           29,118
Lufkin Industries, Inc. *                                                     852           20,746
Manitowoc, Inc. *                                                           3,186           71,048
Milacron, Inc.                                                              2,738           13,389

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                           SHARES        VALUE
                                                                           ------        -----
INDUSTRIAL MACHINERY - CONTINUED
NACCO  Industries, Inc., Class A *                                            683     $     40,256
Presstek, Inc. * (a)                                                        4,203           26,185
Quixote Corp. *                                                               820           20,935
Roanoke Electric Steel Corp. * (a)                                          1,809           13,549
Robbins & Myers, Inc. *                                                     1,320           24,420
Semitool, Inc. *                                                            2,939           14,489
Stewart & Stevenson Services, Inc. *                                        3,414           53,770
SureBeam Corp., Class A * (a)                                               9,407           24,929
Tecumseh Products Company, Class A *                                        1,745           66,851
Tennant Company *                                                           1,057           38,845
Tredegar Industries, Inc. *                                                 3,224           48,328
UNOVA, Inc. *                                                               4,964           55,100
Valmont Industries, Inc. *                                                  1,582           31,181
Watts Industries, Inc., Class A *                                           1,888           33,701
                                                                                      ------------
                                                                                         1,489,717

INDUSTRIALS - 0.02%
Lawson Products, Inc. *                                                       743           20,461
                                                                                      ------------

INSURANCE - 1.51%
Alfa Corp.                                                                  4,087           51,946
American Medical Security Group, Inc. *                                       858           16,388
American Physicians Capital, Inc. *                                         1,165           28,251
Argonaut Group, Inc. *                                                      2,984           36,793
Baldwin & Lyons, Inc., Class B *                                              952           22,610
CenturyBusiness Services, Inc. *                                           10,767           34,993
Citizens, Inc. Class A *                                                    3,616           26,288
CNA Surety Corp. *                                                          2,170           21,375
Commerce Group, Inc. *                                                      2,796          101,215
Crawford & Company, Class B *                                               4,060           19,935
FBL Financial Group, Inc., Class A *                                        1,343           27,061
Financial Industries Corp.                                                  1,400           20,636
FPIC Insurance Group, Inc. * (a)                                            1,438           19,945
Fremont General Corp. * (a)                                                 6,814           93,352
Harleysville Group, Inc. *                                                  3,487           80,271
Healthextras, Inc. * (a)                                                    2,529           19,777
Hilb, Rogal and Hamilton Company *                                          3,856          131,258
Kansas City Life Insurance Company *                                          425           18,207
Landamerica Financial Group, Inc                                            2,093           99,417
Liberty Corp. *                                                             1,857           78,922
Midland Company *                                                             917           20,367
National Western Life
  Insurance Company, Class A *                                                242           26,724
Odyssey Re Holdings Corp. * (a)                                             1,969           41,546
Ohio Casualty Corp. *                                                       6,098           80,372
Philadelphia Consolidated Holding Corp. *                                   2,057           83,103
PMA Capital Corp., Class A * (a)                                            3,533           44,410
Presidential Life Corp. * (a)                                               2,749           38,788
Proassurance Corp. *                                                        2,747           74,142
RLI Corp. *                                                                 1,855           61,029
Selective Insurance Group, Inc. *                                           2,990           74,899
State Auto Financial Corp. *                                                1,484           33,316
Stewart Information Services Corp. *                                        1,870           52,079
UICI *                                                                      4,523           68,162
United Fire & Casualty Company *                                              910           29,566
Universal American Financial Corp. *                                        3,162           20,142
Vesta Insurance Group, Inc. *                                               5,983           13,761
Zenith National Insurance Corp. * (a)                                         899           25,621
                                                                                      ------------
                                                                                         1,736,667

INTERNET CONTENT - 0.39%
Alloy, Inc. * (a)                                                           4,143           26,722
CNET Networks, Inc. *                                                      15,510           96,627
Harris Interactive, Inc. *                                                  5,052           33,293
Looksmart, Ltd. *                                                           8,351           23,633
NetFlix, Inc. * (a)                                                           843           21,539
Overture Services, Inc. * (a)                                               6,121          110,974
ProQuest Company * (a)                                                      1,878           48,452
Safeguard Scientifics, Inc. *                                              15,031           40,584
Websense, Inc. * (a)                                                        2,632           41,217
                                                                                      ------------
                                                                                           443,041

INTERNET RETAIL - 0.12%
1-800-Flowers.com, Inc. *                                                   1,949           16,060
FreeMarkets, Inc. *                                                         5,209           36,255
Priceline.com, Inc. *                                                       2,585           57,878
Stamps.com, Inc. *                                                          4,933           23,678
                                                                                      ------------
                                                                                           133,871

INTERNET SERVICE PROVIDER - 0.28%
At Road, Inc. * (a)                                                         2,869           31,330
Earthlink, Inc. * (a)                                                      15,144          119,486
eSPEED, Inc., Class A *                                                     2,897           57,245
Register.com, Inc. *                                                        4,026           23,592
TriZetto Group, Inc. *                                                      4,380           26,455
United Online, Inc. * (a)                                                   2,497           63,274
                                                                                      ------------
                                                                                           321,382

INTERNET SOFTWARE - 0.88%
Agile Software Corp. *                                                      4,697           45,326
Akamai Technologies, Inc. * (a)                                            11,942           58,038
Ariba, Inc. *                                                              32,138           95,450
Centillium Communications, Inc. *                                           3,559           35,270
Digital River, Inc. * (a)                                                   3,350           64,655
E.piphany, Inc. *                                                           8,507           43,471
F5 Networks, Inc. * (a)                                                     2,922           49,236
Internet Security Systems, Inc. *                                           4,570           66,219
Interwoven, Inc. *                                                         14,232           31,595
Keynote Systems, Inc. * (a)                                                 2,721           28,516
Netegrity, Inc. *                                                           3,650           21,316
Openwave Systems, Inc.                                                     21,944           42,791
PC-Tel, Inc. *                                                              2,612           30,978
Raindance Communications, Inc. *                                            5,636           14,034
Retek, Inc. * (a)                                                           6,360           40,704
RSA Security, Inc. *                                                        5,414           58,201
S1 Corp. *                                                                  9,353           37,786
Sonicblue, Inc. *                                                          19,813              119
TIBCO Software, Inc. *                                                      9,677           49,256
Verity, Inc. *                                                              2,743           34,726
Vignette Corp. *                                                           28,542           59,367
Watchguard Technologies, Inc. * (a)                                         3,200           14,720
WebEx Communications, Inc. * (a)                                            2,881           40,190
WebMethods, Inc. * (a)                                                      5,456           44,357
                                                                                      ------------
                                                                                         1,006,321

INVESTMENT COMPANIES - 0.22%
American Capital Strategies, Ltd. * (a)                                     6,343          158,195
Gabelli Asset Management,
  Inc., Class A * (a)                                                         830           29,963
Gladstone Capital Corp. * (a)                                               1,186           24,467
MCG Capital Corp. * (a)                                                     2,634           38,193
                                                                                      ------------
                                                                                           250,818

LEISURE TIME - 0.89%
4Kids Entertainment, Inc. * (a)                                             1,193           22,190
Action Performance Companies, Inc. * (a)                                    1,999           37,981
AMC Entertainment, Inc. *                                                   3,991           45,657
Arctic Cat, Inc. (a)                                                        1,881           36,040
Bally Total Fitness Holding Corp. * (a)                                     4,001           36,129
Churchill Downs, Inc. *                                                       782           29,958
Gaylord Entertainment Company *                                             2,624           51,352
Handleman Company *                                                         2,925           46,800
Hollywood Entertainment Corp. *                                             6,250          107,500
Isle of Capri Casinos, Inc. *                                               1,864           30,812
K2, Inc. *                                                                  3,263           39,972

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                           SHARES        VALUE
                                                                           ------        -----
LEISURE TIME - CONTINUED
Movie Gallery, Inc. *                                                       2,010     $     37,084
Multimedia Games, Inc. (a)                                                  1,245           31,748
Navigant International Inc. * (a)                                           1,824           23,530
Penn National Gaming, Inc. *                                                3,657           75,151
Pinnacle Entertainment, Inc. *                                              3,417           23,236
Rc2 Corp. *                                                                 1,241           21,109
Scientific Games Corp., Class A *                                           5,836           54,858
SCP Pool Corp. *                                                            2,118           72,859
Speedway Motorsports, Inc. *                                                1,705           45,694
Sturm Ruger & Company, Inc. *                                               2,711           27,110
The Nautilus Group, Inc. * (a)                                              3,392           42,061
Vail Resorts, Inc. *                                                        1,093           14,723
West Marine, Inc. * (a)                                                     1,227           21,485
WMS Industries, Inc. * (a)                                                  2,714           42,311
                                                                                      ------------
                                                                                         1,017,350

LIFE SCIENCES - 0.08%
Incyte Corp. *                                                              9,274           43,031
Symyx Technologies, Inc. *                                                  2,745           44,799
                                                                                      ------------
                                                                                            87,830

MANUFACTURING - 0.61%
Actuant Corp., Class A *                                                    1,096           51,863
Acuity Brands, Inc. *                                                       4,972           90,341
Armor Holdings, Inc.                                                        3,064           41,058
Barnes Group, Inc. *                                                        1,402           30,508
Carlisle Companies, Inc. *                                                  3,458          145,789
Cuno, Inc. *                                                                1,768           63,860
Esco Technologies, Inc. *                                                   1,266           55,704
Hexcel Corp. *                                                              2,963            9,482
Joy Global, Inc. *                                                          5,587           82,520
Lydall, Inc. *                                                              2,029           21,710
Mine Safety Appliances Company *                                              892           38,909
Nordson Corp.                                                               2,744           65,444
                                                                                      ------------
                                                                                           697,188

MEDICAL-HOSPITALS - 0.47%
Centene Corp. * (a)                                                           600           23,340
IDEXX Laboratories, Inc. *                                                  3,712          125,020
Per-Se Technologies, Inc. *                                                 3,736           41,955
Possis Medical, Inc. *                                                      2,023           27,756
Province Healthcare Company * (a)                                           5,759           63,752
PSS World Medical, Inc. *                                                   8,748           50,301
Rehabcare Group, Inc. *                                                     2,057           30,135
ResMed, Inc. * (a)                                                          3,552          139,239
VCA Antech, Inc. *                                                          2,241           43,856
                                                                                      ------------
                                                                                           545,354

METAL & METAL PRODUCTS - 0.38%
Commercial Metals Company *                                                 2,869           51,040
Crown Holdings Inc. *                                                      19,036          135,917
Mathews International Corp., Class  A *                                     3,193           79,059
Mueller Industry, Inc. *                                                    3,281           88,948
NN, Inc. *                                                                  1,725           21,838
Quanex Corp. *                                                              1,868           55,517
                                                                                      ------------
                                                                                           432,319

MINING - 0.32%
Brush Wellman, Inc. *                                                       2,494           20,825
Cleveland-Cliffs, Inc. *                                                    1,223           21,831
Hecla Mining Company * (a)                                                 13,063           55,256
Lincoln Electric Holding, Inc. *                                            3,642           74,333
Penn Virginia Corp. *                                                         904           38,872
RTI International Metals, Inc. *                                            2,866           31,039
Southern Peru Copper Corp. *                                                1,852           28,336
Stillwater Mining Company *                                                 5,701           29,303
USEC, Inc. *                                                               10,071           70,698
                                                                                      ------------
                                                                                           370,493

MOBILE HOMES - 0.12%
Coachmen Industries, Inc. * (a)                                             2,084           24,904
Fleetwood Enterprises, Inc. * (a)                                           4,589           33,958
Skyline Corp. *                                                               856           25,680
Winnebago Industries, Inc. * (a)                                            1,423           53,932
                                                                                      ------------
                                                                                           138,474

NEWSPAPERS - 0.05%
Journal Register Company *                                                  3,143           56,857
                                                                                      ------------

OFFICE FURNISHINGS & SUPPLIES - 0.28%
Global Imaging Systems, Inc. *                                              1,013           23,461
Imagistics International, Inc. * (a)                                        1,753           45,227
Office Max, Inc. *                                                         13,813           90,475
The Standard Register Company *                                             2,299           37,888
United Stationers, Inc. *                                                   3,478          125,799
                                                                                      ------------
                                                                                           322,850

PAPER - 0.40%
Buckeye Technologies, Inc. *                                                3,465           23,562
Caseys General Stores, Inc. *                                               4,692           66,345
Chesapeake Corp. *                                                          1,785           39,002
Louisiana-Pacific Corp.                                                    12,244          131,990
P.H. Glatfelter Company *                                                   1,129           16,653
Pope & Talbot, Inc. *                                                       2,013           22,244
Potlatch Corp. *                                                            3,420           88,065
Rock-Tenn Company, Class A *                                                1,417           24,018
Wausau-Mosinee Paper Corp. *                                                4,576           51,251
                                                                                      ------------
                                                                                           463,130

PETROLEUM SERVICES - 0.81%
Atwood Oceanics, Inc. (a)                                                   1,101           29,892
Cal Dive International, Inc. *                                              4,371           95,288
Grey Wolf, Inc. *                                                          19,353           78,186
Gulfmark Offshore, Inc. *                                                   1,701           28,713
Horizon Offshore, Inc. * (a)                                                2,963           14,756
Input/Output, Inc. *                                                        6,476           34,841
Key Energy Services, Inc.                                                  13,055          139,950
Lone Star Technologies, Inc.                                                3,398           71,970
Newpark Resources, Inc. (a)                                                 9,348           51,227
Oceaneering International, Inc.                                             2,738           69,956
SEACOR SMIT, Inc. *                                                         2,017           73,600
Superior Energy Services, Inc. *                                            5,897           55,903
Tesoro Petroleum Corp. * (a)                                                7,849           54,001
Universal Compression Holdings, Inc. *                                      2,026           42,262
Veritas DGC, Inc. *                                                         3,821           43,941
W-H Energy Services, Inc. *                                                 2,539           49,460
                                                                                      ------------
                                                                                           933,946

PHARMACEUTICALS - 1.34%
aaiPharma, Inc. * (a)                                                       2,025           40,257
Abgenix, Inc. *,                                                            9,291           97,463
Alexion Pharmaceuticals, Inc. * (a)                                         2,237           38,141
Alkermes, Inc. * (a)                                                        6,454           69,381
American Pharmaceutical Partners, Inc. * (a)                                  981           33,256
Amylin Pharmaceuticals, Inc. * (a)                                          8,196          179,410
Bentley Pharmaceuticals, Inc.                                               1,760           23,144
CIMA Laboratories, Inc. * (a)                                               1,684           45,283
Connetics Corp. *                                                           3,617           54,146
Cubist Pharmaceuticals, Inc. * (a)                                          3,472           37,012
Guilford Pharmaceuticals, Inc. * (a)                                        3,383           15,359
Indevus Pharmaceuticals, Inc. *                                             4,457           27,812
Isis Pharmaceuticals, Inc. (a)                                              5,621           29,791
Ligand Pharmaceuticals, Inc., Class B * (a)                                 6,173           83,891
Nabi Biopharmaceuticals (a)                                                 4,607           31,604
Noven Pharmaceuticals, Inc. *                                               2,743           28,088
NPS Pharmaceuticals, Inc. * (a)                                             3,424           83,340
OSI Pharmaceuticals, Inc. * (a)                                             4,311          138,857

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                           SHARES        VALUE
                                                                           ------        -----
PHARMACEUTICALS - CONTINUED
Pain Therapeutics, Inc. * (a)                                               2,230     $     14,406
Pharmaceutical Resources, Inc. *                                            2,083          101,359
Pozen, Inc. *                                                               2,759           30,294
Regeneron Pharmaceuticals, Inc. * (a)                                       4,033           63,520
Salix Pharmaceuticals, Ltd. *                                               2,117           22,207
Sepracor, Inc. *                                                            8,175          147,395
United Therapeutics Corp. * (a)                                             1,782           38,812
Vicuron Phamaceuticals, Inc. * (a)                                          4,701           66,660
                                                                                      ------------
                                                                                         1,540,888

PHOTOGRAPHY - 0.07%
Concord Camera Corp. * (a)                                                  3,177           22,525
CPI Corp. *                                                                 1,139           20,103
Lexar Media, Inc. *                                                         4,387           41,852
                                                                                      ------------
                                                                                            84,480

PLASTICS - 0.03%
Spartech Corp. *                                                            1,737           36,842
                                                                                      ------------

POLLUTION CONTROL - 0.14%
Stericycle, Inc. *                                                          4,164          160,231
                                                                                      ------------

PUBLISHING - 0.22%
Consolidated Graphics,  Inc.                                                1,377           31,506
Courier Corp. *                                                               433           22,299
Hollinger International, Inc., Class A *                                    5,378           57,921
Nelson Thomas, Inc. *                                                       1,439           17,987
Playboy Enterprises, Inc., Class B * (a)                                    1,811           24,630
PRIMEDIA, Inc. *                                                           16,881           51,487
Pulitzer, Inc. *                                                            1,019           50,359
                                                                                      ------------
                                                                                           256,189

RAILROADS & EQUIPMENT - 0.21%
Florida East Coast Indiana, Inc. * (a)                                      2,660           67,963
Genesee & Wyoming, Inc., Class A *                                          1,526           31,390
Kansas City Southern * (a)                                                  7,006           84,282
Wabtec Corp. *                                                              4,118           57,281
                                                                                      ------------
                                                                                           240,916

REAL ESTATE - 4.84%
Acadia Realty Trust, REIT *                                                 2,454           22,430
Alexander's, Inc., REIT *                                                     279           23,294
Alexandria Real Estate Equities, Inc. *                                     2,036           91,620
Amli Residential Properties Trust, REIT *                                   1,667           39,258
Anthracite Capital, Inc., REIT                                              5,378           64,859
Anworth Mortgage Asset Corp., REIT *                                        2,912           44,903
Apex Mortgage Capital, Inc. *                                               4,458           24,385
Associated Estates Realty Corp., REIT *                                     3,927           25,800
Avatar Holdings, Inc. *                                                       521           15,734
Bedford Property Investments, Inc.                                          1,589           45,128
Boykin Lodging Company, REIT *                                              3,177           24,781
Brandywine Realty Trust, REIT *                                             3,196           78,686
Capital Automotive, REIT *                                                  2,844           79,604
CBL & Associates Properties, Inc., REIT *                                   2,128           91,504
Chateau Communities, Inc., REIT *                                           2,716           80,068
Chelsea Property Group, Inc., REIT *                                        3,356          135,280
Colonial Properties Trust SBI *                                             1,645           57,888
Commercial Net Lease Realty, REIT *                                         4,464           76,959
Cornerstone Realty Income Trust, Inc., REIT *                               6,785           49,598
Corporate Office Properties Trust, REIT * (a)                               2,470           41,817
Correctional Properties Trust, REIT *                                       1,270           35,560
Corrections Corp. of America *                                              3,314           83,944
Crown American Realty Trust, REIT * (a)                                     3,397           36,484
EastGroup Properties, Inc., REIT *                                          1,689           45,603
Entertainment Properties Trust, REIT *                                      1,900           54,625
Equity Inns, Inc., REIT *                                                   5,500           37,950
Essex Property Trust, REIT *                                                1,786          102,248
Federal Realty Investment Trust, REIT *                                     4,857          155,424
Felcor Lodging Trust, Inc., REIT *                                          6,266           48,186
Gables Residential Trust, REIT *                                            2,825           85,400
Getty Realty Corp., REIT *                                                  1,659           37,029
Glenborough Realty Trust, Inc., REIT *                                      2,319           44,409
Glimcher Realty Trust *                                                     3,526           78,982
Great Lakes REIT, Inc., REIT * (a)                                          1,865           29,840
Health Care REIT, Inc. *                                                    4,304          131,272
Healthcare Realty Trust *                                                   4,820          140,503
Heritage Property Investment Trust, Inc., REIT *                            2,077           56,245
Home Properties of New York, Inc., REIT *                                   3,076          108,398
HRPT Properties Trust, REIT *                                              14,959          137,623
Innkeepers USA Trust, REIT *                                                3,623           24,636
Insignia Financial Group, Inc. *                                            2,272           25,242
Kilroy Realty Corp., REIT *                                                 2,753           75,707
Koger Equity, Inc. *                                                        2,508           43,213
Kramont Realty Trust, REIT *                                                2,686           44,319
Lexington Corporate Property Trust, REIT *                                  3,277           58,003
LNR Property Corp. *                                                        2,255           84,337
LTC Properties, Inc., REIT *                                                2,827           26,998
Manufactured Home Communities, Inc.                                         1,510           53,016
MeriStar Hospitality Corp., REIT *                                          5,553           28,542
MFA Mortgage Investments, Inc., REIT * (a)                                  4,970           49,899
Mid-America Apartment Communities, Inc. *                                   1,635           44,161
Mid-Atlantic Realty Trust, SBI *                                            2,086           43,681
Mission West Properties, Inc. *                                             3,024           34,383
National Health Investments, Inc., REIT *                                   2,786           50,594
Nationwide Health Properties, Inc., REIT * (a)                              5,809           92,537
Novastar Financial, Inc. (a)                                                1,239           74,030
Pan Pacific Retail Properties, Inc. *                                       3,948          155,354
Parkway Properties, Inc. *                                                  1,013           42,597
Pennsylvania Real Estate Investment SBI * (a)                               1,556           46,602
Post Properties, Inc., REIT *                                               3,668           97,202
Prentiss Properties Trust, REIT *                                           3,464          103,885
Price Legacy Corp., REIT *                                                  4,519           16,946
PS Business Parks, Inc., REIT *                                             1,186           41,866
RAIT Investment Trust, REIT * (a)                                           1,873           49,635
Ramco Gershenson Properties Trust, REIT *                                   1,188           27,680
Realty Income Corp., REIT * (a)                                             3,692          140,591
Redwood Trust, Inc., REIT * (a)                                             1,384           55,235
Saul Centers, Inc. *                                                        1,365           34,944
Senior Housing Properties Trust, SBI *                                      5,683           77,061
Shurgard Storage Centers, Inc., Class A *                                   3,839          126,994
Sizeler Property Investors, Inc., REIT *                                    2,888           29,602
SL Green Realty Corp. *                                                     2,978          103,902
Sovran Self Storage, Inc. *                                                 1,477           46,526
Summit Properties, Inc. *                                                   2,650           54,722
Sun Communities, Inc., REIT *                                               1,686           66,260
Tanger Factory Outlet Centers, Inc., REIT *                                   646           21,370
Taubman Centers, Inc., REIT *                                               3,073           58,879
The Macerich Company, REIT *                                                5,172          181,692
The Mills Corp., REIT (a)                                                   2,693           90,350
Town & Country Trust SBI *                                                  1,771           41,176
Trammell Crow Company *                                                     3,950           41,910
United States Restaurant Properties, Inc. * (a)                             2,776           43,583
Universal Health Realty Income Trust *                                      1,268           34,236
Urstadt Biddle Properties, Inc. *                                           2,777           35,712
Ventas, Inc., REIT *                                                        8,040          121,806
Washington REIT,  REIT *                                                    4,217          114,702
Wellsford Real Properties, Inc. *                                           1,290           19,879
Winston Hotels, Inc., REIT *                                                2,911           23,783
                                                                                      ------------
                                                                                         5,563,301

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                           SHARES        VALUE
                                                                           ------        -----
RETAIL GROCERY - 0.29%
7 Eleven, Inc. *                                                            2,956     $     31,186
Cantel Med Corp., Class B *                                                 1,099           14,749
Ingles Markets, Inc.                                                        2,124           21,452
Nash-Finch Company                                                          1,475           24,559
Pathmark Stores, Inc. *                                                     3,932           30,080
Ruddick Corp. *                                                             3,600           56,592
The Great Atlantic & Pacific Tea Company, Inc. * (a)                        2,697           23,734
United Natural Foods, Inc. * (a)                                            2,244           63,146
Weis Markets, Inc. *                                                        1,224           37,968
Wild Oats Markets, Inc. *                                                   2,956           32,220
                                                                                      ------------
                                                                                           335,686
RETAIL TRADE - 2.74%
A.C. Moore Arts & Crafts, Inc. * (a)                                        1,570           31,447
Aaron Rents, Inc., Class B *                                                1,731           44,729
Aeropostale, Inc. *                                                         1,546           33,208
AnnTaylor Stores Corp. *                                                    5,181          149,990
Blair Corp. *                                                               1,163           25,819
Bombay Company, Inc. *                                                      3,930           41,776
Brookstone, Inc. *                                                          1,228           24,867
Building Materials Holding Corp. *                                          1,510           22,363
Burlington Coat Factory Warehouse Corp. *                                   2,129           38,109
Cato Corp., Class A *                                                       1,870           39,420
Charming Shoppes, Inc. *                                                   13,107           65,142
Childrens Place Retail Stores, Inc. * (a)                                   1,465           29,095
Christopher & Banks Corp. * (a)                                             2,805          103,757
Claire's Stores, Inc. *                                                     4,890          124,010
Cole National Corp. Class A *                                               1,458           18,254
Cost Plus, Inc. *                                                           2,264           80,734
Daisytek International Corp. *                                              2,169              154
Electronics Boutique Holdings Corp. * (a)                                   1,233           28,495
Finish Line, Inc. *                                                         2,117           47,019
Footstar, Inc. * (a)                                                        2,545           33,085
Fossil, Inc. *                                                              2,397           56,473
Fred's, Inc., Class A *                                                     2,518           93,619
Friedmans, Inc., Class A *                                                  2,104           23,922
Galyan's Trading, Inc. * (a)                                                1,399           20,062
Gart Sports Company * (a)                                                     713           20,221
Genesco, Inc. * (a)                                                         2,362           41,807
Group 1 Automotive, Inc. * (a)                                              2,247           72,825
Guitar Center, Inc. (a)                                                     1,664           48,256
Hancock Fabrics, Inc.                                                       2,133           34,448
Haverty Furniture Companies, Inc. *                                         1,972           34,510
Hibbett Sporting Goods, Inc. *                                                805           26,517
Hot Topic, Inc. *                                                           3,726          100,267
Intertan, Inc.                                                              3,106           25,469
J. Jill Group, Inc. *                                                       2,136           35,970
Jo Ann Stores, Inc. * (a)                                                   1,773           44,857
Kenneth Cole Productions, Inc., Class A * (a)                                 831           16,196
Linens'n Things, Inc. *                                                     4,244          100,201
Longs Drug Stores Corp. (a)                                                 3,703           61,470
Pacific Sunwear of California, Inc.                                         5,303          127,749
Payless ShoeSource, Inc. *                                                  7,933           99,163
Pep Boys-Manny, Moe & Jack *                                                5,712           77,169
Regis Corp. *                                                               5,017          145,744
Rex Stores Corp. *                                                            981           11,880
School Specialty, Inc. * (a)                                                1,837           52,281
Sharper Image Corp. * (a)                                                   1,076           29,343
Shoe Carnival, Inc. *                                                       1,098           16,206
Shopko Stores, Inc. * (a)                                                   3,576           46,488
Stein Mart, Inc. *                                                          3,771           22,588
Steven Madden, Ltd. *                                                       1,180           25,771
Summit America Television, Inc. * (a)                                       4,953           14,314
The Buckle, Inc. *                                                            996           19,153
The Dress Barn, Inc.                                                        3,004           38,061
The Mens Wearhouse, Inc. *                                                  3,500           76,475
The Sports Authority, Inc. *                                                4,023           43,046
The Wet Seal, Inc., Class A *                                               3,142           33,557
The Yankee Candle, Inc. *                                                   3,192           74,118
Too, Inc. *                                                                 4,052           82,053
Tractor Supply Company * (a)                                                1,534           73,249
Tuesday Morning Corp. *                                                     1,069           28,115
Tweeter Home Entertainment Group, Inc. *                                    2,947           25,580
Ultimate Electronics, Inc. * (a)                                            1,528           19,589
Unifirst Corp. *                                                            1,076           23,564
Urban Outfitters, Inc. * (a)                                                  887           31,843
ValueVision Media, Inc., Class A * (a)                                      2,574           35,084
Whitehall Jewellers, Inc. *                                                 1,816           16,471
Wilsons Leather Experts, Inc. *                                             2,407           17,354
                                                                                      ------------
                                                                                         3,144,571
SANITARY SERVICES - 0.15%
Casella Waste Systems, Inc., Class A *                                      2,227           20,110
Ionics, Inc. * (a)                                                          2,073           46,332
Waste Connections, Inc. *                                                   3,145          110,232
                                                                                      ------------
                                                                                           176,674
SEMICONDUCTORS - 2.39%
Actel Corp. *,                                                              2,623           53,772
Advanced Energy Industries, Inc. * (a)                                      2,111           30,082
Alliance Semiconductor Corp. *                                              3,451           16,703
American Superconductor Corp. * (a)                                         2,997           17,473
Asyst Technologies, Inc. *                                                  4,866           32,554
ATMI, Inc. * (a)                                                            3,254           81,252
Axcelis Technologies, Inc. *                                               11,996           73,416
Caliper Technologies Corp. *                                                3,709           16,876
ChipPac, Inc., Class A * (a)                                                5,783           44,356
Cirrus Logic, Inc. *                                                        9,168           36,855
Credence Systems Corp. *                                                    7,458           63,169
Cree, Inc. * (a)                                                            8,573          139,568
DSP Group, Inc. *                                                           3,297           70,984
ESS Technology, Inc. *                                                      3,564           34,749
Exar Corp. *                                                                4,692           74,274
Genesis Microchip, Inc. * (a)                                               3,699           50,084
GlobespanVirata, Inc. *                                                    13,296          109,692
Integrated Silicon Solution, Inc. *                                         3,744           25,983
Intergrated Electrical Services, Inc. *                                     4,339           31,458
Kopin Corp. *                                                               8,583           52,528
Kulicke & Soffa Industries, Inc. *                                          6,119           39,100
Lattice Semiconductor Corp.                                                10,215           84,069
LTX Corp. *                                                                 5,480           47,238
MEMC Electronic Materials, Inc. *                                           7,162           70,188
Microsemi Corp. *                                                           3,524           56,384
MIPS Technologies, Inc., Class A * (a)                                      5,489           14,052
Monolithic System Technology, Inc. * (a)                                    2,424           21,961
Mykrolis Corp. *                                                            4,809           48,811
Oak Technology, Inc. *                                                      7,082           43,979
Omnivision Technologies, Inc. * (a)                                         2,387           74,474
Pericom Semiconductor Corp. *                                               2,621           24,375
Phoenix Technology, Ltd. *                                                  4,245           23,984
Photronics, Inc. (a)                                                        3,264           56,957
Pioneer Standard Electronics, Inc. *                                        3,924           33,276
Power Integrations, Inc. *                                                  2,987           72,644
Rambus, Inc. *                                                              9,847          163,165
Rudolph Technologies, Inc. * (a)                                            1,212           19,344
Silicon Image, Inc. *                                                       7,524           41,984
Silicon Laboratories, Inc. *                                                3,121           83,143
Siliconix, Inc. * (a)                                                         667           24,079
Sipex Corp. *                                                               3,837           18,801
Skyworks Solutions, Inc. * (a)                                             16,116          109,105

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                           SHARES        VALUE
                                                                           ------        -----
SEMICONDUCTORS - CONTINUED
Three-Five Systems, Inc. * (a)                                              2,836     $     19,568
Triquint Semiconductor, Inc. *                                             16,198           67,384
Ultratech Stepper, Inc. *                                                   2,687           49,683
Varian Semiconductor Equipment Associates, Inc. *                           3,650          108,624
Veeco Instruments, Inc. * (a)                                               3,191           54,343
Vitesse Semiconductor Corp. *                                              24,080          118,474
White Electronic Designs Corp. *                                            2,193           23,224
Xicor, Inc. *                                                               3,151           19,757
Zoran Corp. * (a)                                                           3,186           61,203
                                                                                      ------------
                                                                                         2,749,201

SOFTWARE - 2.63%
Actuate Corp. *                                                             7,164           19,916
Allscripts Heathcare Solution, Inc. *                                       3,374           12,383
ANSYS, Inc. *                                                               1,770           55,047
Ascential Software Corp. *                                                  7,181          118,056
AsiaInfo Holdings, Inc. * (a)                                               3,873           31,759
Aspen Technology, Inc. * (a)                                                5,371           25,781
Avid Technology, Inc. *                                                     3,083          108,121
BARRA, Inc. (a)                                                             1,687           60,226
Borland Software Corp. *                                                    8,178           79,899
Carreker Corp. * (a)                                                        3,146           14,409
CCC Information Services Group, Inc. *                                      1,617           23,446
CIBER, Inc. *                                                               7,099           49,835
Concord Communications, Inc. *                                              1,903           26,128
Dendrite International, Inc. *                                              3,899           50,219
Documentum, Inc. *                                                          5,642          110,978
Entegris, Inc. *                                                            5,502           73,947
EPIQ Systems, Inc. * (a)                                                    1,605           27,558
eResearch Technology, Inc. * (a)                                            1,914           42,414
Exult, Inc. * (a)                                                           5,944           50,940
HPL Technologies, Inc. * (a)                                                  689              138
Hyperion Solutions Corp. *                                                  3,918          132,272
Informatica Corp. *                                                         7,051           48,722
InfoUSA, Inc. *                                                             3,444           27,896
Intermediate Telephone, Inc. *                                              2,297           48,742
JDA Software Group, Inc. *                                                  3,543           39,646
Keane, Inc. * (a)                                                           6,388           87,068
Macrovision Corp.                                                           4,755           94,720
Magma Design Automation, Inc. * (a)                                         2,347           40,251
Manhattan Associates, Inc. *                                                2,304           59,835
Mantech International Corp. *                                               1,060           20,331
Manugistics Group, Inc. * (a)                                               7,346           30,192
MAPICS, Inc. * (a)                                                          2,790           22,878
Mapinfo Corp. *                                                             2,235           16,271
Matrixone, Inc. *                                                           5,972           34,279
McDATA Corp., Class A *                                                     7,558          110,876
Micromuse, Inc. *                                                           8,893           71,055
Midway Games, Inc. * (a)                                                    4,229           15,351
MRO Software, Inc. *                                                        2,394           20,660
MSC Software Corp. * (a)                                                    3,017           20,335
NetIQ Corp. *                                                               4,887           75,553
Novell, Inc. *                                                             43,235          133,164
NYFIX, Inc. (a)                                                             3,671           23,311
Packeteer, Inc. *                                                           2,782           43,316
Parametric Technology Corp. *                                              31,560           96,258
PDF Solutions, Inc. *                                                       1,755           20,270
Plato Learning, Inc. *                                                      2,997           17,233
Pomeroy Computer Resources, Inc. *                                          1,536           16,988
Progress Software Corp. *                                                   3,456           71,643
Red Hat, Inc.                                                              13,628          103,164
Roxio, Inc. * (a)                                                           2,763           18,484
Scansoft, Inc. * (a)                                                        6,408           34,795
Secure Computing Corp. * (a)                                                3,560           31,079
Seebeyond Technology Corp. *                                                6,993           16,154
Serena Software, Inc. *                                                     2,077           43,368
Speechworks International, Inc. *                                           3,954           18,584
SPSS, Inc. *                                                                1,668           27,922
SS&C Technologies, Inc. *                                                   1,143           18,231
Take-Two Interactive Software, Inc. * (a)                                   4,813          136,400
THQ, Inc. * (a)                                                             4,744           85,392
Transaction Systems Architects, Inc., Class A *                             3,859           34,577
Tyler Technologies, Inc. *                                                  4,133           17,565
Ulticom, Inc. *                                                             1,428           13,566
                                                                                      ------------
                                                                                         3,019,597

STEEL - 0.37%
Carpenter Technology Corp. *                                                2,444           38,127
Gibraltar Steel Corp. *                                                     1,188           24,330
Intermet Corp. *                                                            4,303           14,501
NS Group, Inc.                                                              2,135           20,816
Reliance Steel & Aluminum Company *                                         3,059           63,322
Ryerson Tull, Inc. *                                                        3,090           27,130
Schnitzer Steel Industries,Inc. *                                             508           22,413
Steel Dynamics, Inc. * (a)                                                  3,759           51,498
Texas Industries, Inc. *                                                    2,615           62,237
Worthington Industries, Inc. *                                              7,817          104,748
                                                                                      ------------
                                                                                           429,122

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.67%
ADTRAN, Inc. * (a)                                                          2,367          120,764
American Tower Corp., Class A *                                            19,163          169,592
Arris Group, Inc. * (a)                                                     7,336           36,386
Aspect Communications, Inc. *                                               7,678           29,714
Commonwealth Telephone Enterprises, Inc., (CTE) *                           1,272           55,930
Commscope, Inc. *                                                           6,534           62,073
Crown Castle International Corp                                            24,278          188,640
CT Communications, Inc. *                                                   2,345           25,209
General Communication, Inc. *                                               4,989           43,205
Golden Telecom, Inc. * (a)                                                  1,730           38,821
Harmonic, Inc. * (a)                                                        7,444           30,297
Infonet Services Corp., Class B *                                           8,673           13,790
InterDigital Communication Corp. *                                          6,435          150,386
Intrado, Inc. * (a)                                                         2,044           32,275
J2 Global Communications, Inc. * (a)                                          633           29,105
Mastec, Inc. *                                                              2,762           15,909
MRV Communications, Inc. * (a)                                             12,752           25,631
New Focus, Inc. *                                                           7,218           26,995
Newport Corp. *                                                             4,498           66,570
Plantronics, Inc. * (a)                                                     4,467           96,800
Powerwave Technologies, Inc. *                                              7,837           49,138
Price Communications Corp. * (a)                                            5,460           70,489
Proxim Corp., Class A *                                                    17,123           25,000
PTEK Holdings, Inc. *                                                       6,282           30,468
RCN Corp. * (a)                                                             9,005           17,830
REMEC, Inc. * (a)                                                           7,137           49,673
Shenandoah Telecommunications Company *                                       417           19,999
Sonus Networks, Inc. *                                                     23,647          118,944
Spectralink Corp. *                                                         2,345           23,169
Stratex Networks, Inc. *                                                   10,769           34,461
SureWest Communications * (a)                                               1,653           50,003
Tekelec *                                                                   5,669           64,060
Terayon Communication Systems, Inc. *                                       8,516           23,249
Time Warner Telecom, Inc., Class A *                                        5,626           35,838
Tollgrade Communications, Inc. * (a)                                        1,652           30,810
Touch America Holdings, Inc. *                                             24,207            1,622
Triton PCS Holdings, Inc., Class A *                                        2,694           13,605
                                                                                      ------------
                                                                                         1,916,450

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                           SHARES        VALUE
                                                                           ------        -----
TELEPHONE - 0.21%
Cincinnati Bell, Inc. *                                                    22,914     $    153,524
Hickory Tech Corp. *                                                        2,194           24,573
North Pittsburgh Systems, Inc. *                                            2,023           30,486
TALK America Holdings, Inc. * (a)                                           2,876           31,377
                                                                                      ------------
                                                                                           239,960

TIRES & RUBBER - 0.06%
Bandag, Inc. *                                                              1,233           45,954
Myers Indiana, Inc.                                                         2,297           21,821
                                                                                      ------------
                                                                                            67,775

TOBACCO - 0.22%
Dimon, Inc. *                                                               4,757           34,155
Schweitzer Mauduit International, Inc. *                                    1,529           36,910
Standard Commercial Corp. *                                                 1,327           22,559
Universal Corp. *                                                           2,712          114,718
Vector Group, Ltd. * (a)                                                    2,857           49,997
                                                                                      ------------
                                                                                           258,339

TOYS, AMUSEMENTS & SPORTING GOODS - 0.13%
Jakks Pacific, Inc. * (a)                                                   3,003           39,910
Marval Enterprises, Inc. * (a)                                              3,773           72,064
Russ Berrie & Company, Inc. *                                               1,133           41,366
                                                                                      ------------
                                                                                           153,340

TRANSPORTATION - 0.58%
Airborne, Inc. *                                                            5,736          119,882
Alexander & Baldwin, Inc. *                                                 4,741          125,779
Heartland Express, Inc. *                                                   3,535           78,654
J.B. Hunt Transport Services, Inc.                                          2,613           98,641
Kirby Corp. *                                                               2,242           63,224
Offshore Logistics, Inc. *                                                  2,150           46,762
Overseas Shipholding Group, Inc. * (a)                                      3,253           71,599
RailAmerica, Inc. *                                                         3,788           32,009
SCS Transportation, Inc. *                                                  1,896           23,946
                                                                                      ------------
                                                                                           660,496

TRAVEL SERVICES - 0.05%
Pegasus Systems, Inc. *                                                     3,207           52,114
                                                                                      ------------

TRUCKING & FREIGHT - 0.76%
Arkansas Best Corp.                                                         2,565           61,021
Covenant Transport, Inc. *                                                    933           15,861
EGL, Inc. *                                                                 4,355           66,196
Forward Air Corp. *                                                         1,428           36,228
Knight Transportation, Inc. *                                               2,890           71,961
Landstar Systems, Inc. *                                                    1,778          111,747
Oshkosh Truck Corp. *                                                       1,739          103,158
Roadway Express, Inc. *                                                     1,397           39,857
Terex Corp. *                                                               5,045           98,478
USF Corp. *                                                                 3,234           87,221
Werner Enterprises, Inc. *                                                  4,538           96,206
Yellow Corp. *                                                              3,486           80,701
                                                                                      ------------
                                                                                           868,635

TOTAL COMMON STOCK
(Cost: $79,414,238)                                                                   $ 82,582,196
                                                                                      ------------

                                                                      PRINCIPAL
                                                                       AMOUNT            VALUE
                                                                       ------            -----
SHORT TERM INVESTMENTS - 27.78%
Navigator Securities Lending
  Trust, 1.14%                                                       $ 17,408,934     $ 17,408,934
Federal Home Loan Bank
  Consolidated Discount Note,
  0.98% due 08/20/2003                                                  2,200,000        2,196,700
  1.05% due 07/07/2003                                                  7,800,000        7,798,635
Federal Home Loan Mortgage
  Discount Notes, 1.14% due 07/03/2003                                  3,400,000        3,399,785
U.S. Treasury Bills,
  0.76% due 09/25/2003                                                    100,000           99,819
  0.79% due 08/14/2003                                                    100,000           99,875
  0.80% due 07/24/2003                                                    400,000          399,797
  0.81% due 09/25/2003                                                    400,000          399,226
  1.12% due 07/17/2003                                                    100,000           99,950
                                                                                      ------------
                                                                                      $ 31,902,721

REPURCHASE AGREEMENTS - 0.31%
Repurchase Agreement with
  State Street Corp., dated
  06/30/2003 at 0.92% to be
  repurchased at $353,009 on
  07/01/2003, collateralized
  by 245,000 U.S. Treasury
  Bonds, 8.125% due
  08/15/2019 (valued at
  $360,456, including interest)                                           353,000     $    353,000
                                                                                      ------------

TOTAL INVESTMENTS (SMALL CAP INDEX TRUST)
(Cost: $111,669,959)                                                                  $114,837,917
                                                                                      ============

INTERNATIONAL INDEX TRUST

                                                                           SHARES        VALUE
                                                                           ------        -----
COMMON STOCK - 79.31%
AUSTRALIA - 3.91%
Alumina, Ltd.                                                              12,162     $     33,236
Amcor, Ltd.                                                                 9,263           50,504
AMP Diversified Property Trust                                              4,497            9,210
AMP, Ltd. (a)                                                              14,852           49,563
Ansell, Ltd.                                                                2,243            8,810
Aristocrat Leisure, Ltd. (a)                                                2,388            2,133
Austrailia Gas Light Company, Ltd.                                          5,101           37,505
Australia & New Zealand Bank Group                                         16,572          207,079
Australian Stock Exchange, Ltd. (a)                                           957            8,045
BHP Billiton, Ltd.                                                         40,659          235,876
BHP Steel, Ltd. *                                                           7,295           18,221
Boral, Ltd.                                                                 5,824           19,787
Brambles Industries, Ltd. (a)                                              11,480           35,227
BT Office Trust                                                            12,432           12,855
Centro Props Group                                                          3,800           10,181
CFS Gandel Retail Trust                                                    13,880           12,395
Coca-Cola Amatil, Ltd.                                                      5,717           21,919
Cochlear, Ltd.                                                                563           12,210
Coles Myer, Ltd. (a)                                                       11,796           55,443
Commonwealth Bank of Australia (a)                                         13,659          271,013
Commonwealth Property Office Fund                                          16,430           13,238
Computershare, Ltd. (a)                                                     3,053            3,833
CSL, Ltd. (a)                                                               1,512           12,132
CSR, Ltd.                                                                   9,889           12,882
David Jones, Ltd. (a)                                                       2,251            1,995
Deutsche Office Trust                                                      10,001            7,521
Fosters Brewing Group                                                      23,180           65,525
Futuris Corp., Ltd.                                                         2,963            3,342
General Property Trust                                                     20,979           41,132
Harvey Norman Holding, Ltd.                                                 5,707            9,618
Iluka Resources, Ltd.                                                       2,500            6,798
Investa Property Group (a)                                                  8,100           10,769
James Hardie Industries NV                                                  5,490           25,951

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES         VALUE
                                                     ------         -----
AUSTRALIA - CONTINUED
John Fairfax Holdings, Ltd.                           8,671      $   16,768
Leighton Holdings                                     1,493          10,025
Lend Lease Corp. (a)                                  4,246          23,806
Lion Nathan,  Ltd.                                    3,000          10,797
Macquarie Bank, Ltd. (a)                              2,283          44,148
Macquarie Goodman                                     8,500           8,675
Macquarie Infrastructure Group                       21,866          52,708
Mayne Nickless, Ltd. (a)                              7,433          13,675
Mirvac Group                                          7,935          23,656
National Australia Bank, Ltd.                        16,890         379,917
Newcrest Mining, Ltd.                                 3,890          19,981
News Corp., Ltd.                                     16,032         120,565
NRMA Insurance Group, Ltd.                           18,747          42,798
OneSteel, Ltd.                                        8,109          10,454
Orica, Ltd.                                           3,066          22,295
Origin Energy, Ltd.                                   6,909          18,788
PaperlinkX, Ltd. (a)                                  3,400          10,456
Patrick Corp., Ltd.                                   2,147          18,092
Publishing & Broadcasting, Ltd.                       1,113           7,384
QBE Insurance Group, Ltd.                             6,954          43,518
Rinker Group                                          9,889          34,793
Rio Tinto, Ltd.                                       3,422          67,116
Santos, Ltd. (a)                                      6,535          25,889
Sonic Healthcare, Ltd.                                2,074           9,121
Sons Of Gwalia, Ltd.                                    670           1,035
Southcorp, Ltd. (a)                                   6,901          13,067
Stockland Trust Group (a)                            10,260          34,514
Suncorp-Metway, Ltd. (a)                              5,485          42,722
Tab, Ltd.                                             4,372           9,541
TABCORP Holdings, Ltd.                                3,954          28,593
Telstra Corp.                                        23,194          68,524
Toll Holdings, Ltd.                                   1,900           9,032
Transurban Group (a)                                  5,224          16,732
Wesfarmers, Ltd. (a)                                  4,156          70,601
Westfield Holdings, Ltd. (a)                          4,674          45,820
Westfield Trust                                      23,217          53,782
Westpac Banking Corp., Ltd.                          19,392         211,587
WMC Resorces, Ltd.                                   13,039          30,730
Woodside Petroleum, Ltd.                              4,899          40,723
Woolworths, Ltd.                                     10,668          89,681
                                                                 ----------
                                                                  3,128,057

AUSTRIA - 0.14%
Axis Vermoegensverwaltungs *                             14               0
Bohler Uddeholm AG                                       43           2,381
Erste Bank AG (a)                                       241          21,331
Flughafen Wien AG                                       119           4,332
Immofinanz Immobilien Anlagen AG (a)                  2,100          15,145
Mayr-Melnhof Karton AG                                   68           5,672
Oesterreichische Elektrizitaets AG, Class A              30           2,769
OMV AG                                                  182          21,902
RHI AG (a)                                               94           1,119
Telekom Austria AG (a)                                1,926          21,888
VA Technologie AG                                        71           1,879
Voestalpine AG                                          184           7,278
Wienerberger Baustoffindustrie AG                       458           8,060
                                                                 ----------
                                                                    113,756
BELGIUM - 0.81%
Agfa Gevaert NV                                       1,360          28,925
Barco NV                                                 70           4,195
Bekaert SA                                              127           5,946
Colruyt SA                                              148          10,248
Compagnie Maritime Belge SA                              42           1,667
Delhaize Group                                          909          27,708
Dexia                                                 7,055          89,346
Electrabel SA                                           329          83,974
Exmar SA NPV *                                           42           1,438
Fortis                                               11,377         197,866
Goupe Bruxelles Lam                                     692          31,361
Interbrew                                             1,734          38,594
KBC Bancassurance Holding NV                          1,000          39,327
Omega Pharma SA                                         134           4,085
SA D'Ieteren Trading NV                                  31           4,450
Solvay SA (a)                                           693          47,827
UCB SA                                                  955          26,210
Union Miniere SA                                        145           7,527
                                                                 ----------
                                                                    650,694

DENMARK - 0.62%
AS Dampskibsselskabet Svendborg                          12          65,011
AS Det Ostasiatiske Kompagni                            363           9,945
Bang & Olufsen AS - B Series                            100           2,724
Carlsberg AS, B Shares                                  200           7,167
Coloplast AS, Class B                                   225          17,414
Danisco AS                                              750          29,429
Danske Bank AS                                        5,500         107,269
DSV                                                     200           5,154
FLS Industries AS, B Shares                             200           1,672
GN Store Nord AS                                      1,823           7,506
Group 4 Falck                                         1,000          16,640
H. Lundbeck AS                                          638          12,937
ISS International AS                                    400          14,303
Kobenhavn Lufthavne                                      70           5,689
NEG Micon AS                                            200           2,043
NKT Holding                                             100           1,385
Novo Nordisk AS                                       2,777          97,361
Novozymes AS, B Shares                                  726          20,228
Tele Danmark AS                                       1,550          46,425
Topdanmark AS                                           200           7,322
Vestas Wind Systems AS                                1,068          12,233
William Demant Holdings                                 200           4,582
                                                                 ----------
                                                                    494,439

FINLAND - 1.51%
Amer Group, Ltd.                                        300           9,186
Asko Oyj                                                500          11,618
Elisa Corporation                                     1,350          11,615
Fortum Corp.                                          4,000          32,115
Instrumentarium Corp. (a)                               600          22,844
KCI Konecranes OYJ                                      200           4,946
Kesko Oyj                                               500           5,878
Kone Corp.                                              300          12,595
Metra Oyj, B Shares                                     600           7,468
Metso Oyj (a)                                         1,300          11,589
Nokia AB Oyj                                         52,205         861,100
Orion, Series B                                         300           4,986
Outokumpu Oyj                                           500           4,400
Pohjola Group PLC                                       200           3,430
Rautaruukki Oyj                                         800           3,451
Sampo Oyj, A Shares                                   2,700          19,845
Stora Enso Oyj                                        7,259          81,242
TietoEnator Oyj                                       1,041          17,554
UPM-Kymmene Oyj                                       5,400          78,946
                                                                 ----------
                                                                  1,204,808

FRANCE - 7.83%
Accor SA (a)                                          2,036          73,770
Air France                                              657           8,509

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
FRANCE - CONTINUED
Air Liquide                                             580      $   86,128
Alcatel SA (a)                                       13,016         117,528
Alstom (a)                                            2,424           8,365
Altran Technologies                                     522           4,641
Atos Origin SA (a)                                      160           5,543
Autoroutes du Sud de la France (a)                      717          20,989
Aventis SA                                            7,401         407,858
AXA                                                  15,355         238,615
BNP Paribas SA (a)                                    8,796         447,704
Bouygues SA (a)                                       2,203          60,917
Business Objects SA (a)                                 803          17,937
Caisse Nationale du Credit Agricole                   3,600          68,532
Cap Gemini SA (a)                                     1,247          44,350
Carrefour (a)                                         6,231         305,897
Casino Guich Perrachon SA (a)                           387          30,270
Club Mediterranee SA (a)                                101           3,238
CNP Assurances (a)                                      400          16,932
Compagnie De Sanit Gobain                             3,441         135,641
Dassault Systemes SA (a)                                508          16,712
Essilor International                                 1,106          44,628
European Aeronautic Defence &
  Space Company (a)                                   3,288          40,392
France Telecom, ADS (a)                               8,491         208,618
Gecina                                                  150          17,426
Groupe Danone (a)                                     1,351         187,256
Hermes International                                    100          14,114
Imerys SA (a)                                            74          10,793
Klepierre                                               250          12,365
L'Air Liquide SA                                      1,101         163,496
L'Oreal SA (a)                                        3,677         259,690
Lafarge                                                 494          28,979
Lafarge *                                             1,920           5,190
Lafarge SA (a)                                        1,426          83,653
Lagardere S.C.A. (a)                                  1,433          62,388
LVMH Moet Hennessy (a)                                2,470         122,708
Michelin (CGDE) (a)                                   1,526          59,680
Pechiney SA, Class A (a)                                729          26,213
Pernod-Ricard SA (a)                                    551          49,245
Peugoet SA (a)                                        1,976          96,143
Pinault-Printemps-Redoute (a)                           753          56,819
Publicis Groupe SA (a)                                1,161          31,209
Renault Regie Nationale SA                            1,701          90,081
Sagem SA                                                205          16,506
Sanofi-Synthelabo SA (a)                              3,994         234,299
Schneider Electric SA (a)                             2,283         107,509
Societe BIC SA                                          446          17,391
Societe Generale (a)                                  3,511         222,927
Societe Television Francaise 1 (a)                    1,293          39,859
Sodexho Alliance (a)                                    960          25,950
STMicroelectronics NV                                 6,326         132,869
Suez SA (a)                                           8,817         140,565
Technip-Coflexop SA                                     207          18,143
Thales SA (a)                                           839          24,947
Thomson SA (a)                                        2,083          32,178
Total SA, B Shares                                    7,127       1,078,835
Unibail                                                 458          33,980
Valeo (a)                                               765          26,574
Veolia Environnement                                  2,550          52,503
Vinci SA (a)                                            753          50,886
Vivendi Universal SA                                  9,834         179,288
Wanadoo                                               3,757          25,194
Zodiac SA                                               330           8,062
                                                                 ----------
                                                                  6,259,627

GERMANY - 5.07%
Adidas-Salomon AG (a)                                   500          42,830
Aixtron AG                                              607           3,100
Allianz AG (a)                                        2,969         247,184
Altana AG                                               776          49,039
BASF AG (a)                                           6,049         258,833
Bayer AG                                              7,042         163,459
Bayerische Hypo-Und Vereinsbank AG                    3,925          64,967
Beiersdorf AG                                           267          35,748
Buderus AG (a)                                          400          13,343
Celesio AG (a)                                          374          14,721
Commerzbank AG                                        4,600          64,446
Continental AG                                        1,361          28,617
DaimlerChrysler AG (a)                                9,380         327,996
Deutsche Bank AG NPV (a)                              5,762         374,335
Deutsche Boerse AG                                    1,027          54,494
Deutsche Lufthansa AG (a)                             2,285          26,809
Deutsche Post AG (a)                                  4,009          58,979
Deutsche Telekom AG                                  22,895         349,992
Douglas Holding AG (a)                                  507          10,964
E.ON AG                                               6,400         329,579
Epcos AG                                                400           5,162
Fresenius Medical Care AG                               396          19,632
Fresenius Medical Care AG                               325          11,776
Heidelbergcement AG                                     262           5,792
Henkel Kgaa-Vorzug (a)                                  685          42,477
Infineon Technologies AG                              4,619          44,736
Karstadt Quelle AG                                      360           7,719
Linde AG (a)                                            981          36,380
MAN AG (a)                                            1,343          22,739
Merck & Company, Inc.                                   544          15,831
Metro AG (a)                                          1,518          49,152
MLP AG (a)                                              883          13,204
Munchener Ruckversicherungs-Gesellschaft AG (a)       1,260         128,670
Porsche AG                                               82          34,804
ProSieben Sat.1 Media AG (a)                            384           2,562
RWE AG (a)                                            3,949         119,418
SAP AG (a)                                            2,226         262,959
Schering AG                                           1,816          88,943
Siemens AG NPV                                        8,742         429,570
Suedzucker AG (a)                                       550           9,464
Thyssen Krupp AG                                      3,484          40,235
Tui AG (a)                                            1,300          19,365
Volkswagen AG                                         2,371         100,390
WCM Beteilgungs & Grundbesitz AG                      1,700           3,852
Wella AG                                                222          16,215
                                                                 ----------
                                                                  4,050,482

GREECE - 0.30%
Alpha Bank                                            1,500          26,191
Attica Enterprises Holding SA                           700           1,699
Bank of Piraeus                                       1,600          12,184
Coca Cola Hell Bot                                      610          10,090
Commercial Bank of Greece                               700          12,255
Duty Free Shops                                         500           6,326
EFG Eurobank Ergas                                    1,710          25,806
Folli-Follie SA                                         300           4,617
Greek Organization of Footbal Prognostics               700           7,150
Hellenic Petroleum SA                                 1,200           8,116
Hellenic Technodomiki Tev SA                            500           2,807
Hellenic Telecommunications Organization SA           2,640          31,217
Interamerican SA                                        300           1,380

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES          VALUE
                                                    ------          -----
GREECE - CONTINUED
Intracom                                                500      $    3,324
National Bank Of Greece                               2,062          34,771
Papastratos Cigarette Company                           300           6,122
Public Power Corp.                                      780          14,104
Techniki Olympiaki SA                                 1,400           5,475
Titan Cement Company                                    240           8,696
Viohalco                                              1,130           5,641
Vodafone Panafon SA                                   1,500          10,007
                                                                 ----------
                                                                    237,978

HONG KONG - 1.21%
ASM Pacific Technology, Ltd.                          2,000           5,822
Bank of East Asia                                    16,000          31,289
BOC Hong Kong Holdings, Ltd. (a)                     30,000          30,199
Cathay Pacific Airways, Ltd. (a)                     10,000          13,465
Cheung Kong Holdings, Ltd.                           17,000         102,024
Cheung Kong Infrastructure Holdings, Ltd. (a)         4,000           7,669
CLP Holdings, Ltd.                                   20,400          88,683
Esprit Holdings, Ltd.                                 6,000          14,696
Giordano International, Ltd.                         20,000           6,219
Hang Lung Properties, Ltd. (a)                       10,000           8,977
Hang Seng Bank, Ltd.                                  8,600          90,707
Henderson Land Development                            6,000          17,158
Hong Kong & China Gas Company, Ltd.                  42,490          53,670
Hong Kong Electric Holdings, Ltd.                    15,500          60,623
Hong Kong Exchange & Clearing, Ltd.                  12,000          17,389
Hopewell Holdings, Ltd.                               7,000           7,451
Hutchison Whampoa, Ltd.                              22,800         138,879
Hysan Development Company, Ltd.                       6,000           4,924
Johnson Electronic Holdings, Ltd.                    18,000          22,390
Li & Fung, Ltd.                                      20,000          25,775
MTR Corp. (a)                                        12,500          14,346
New World Development Company (a)                    12,000           4,578
PCCW, Ltd. (a)                                       24,984          15,459
Shangri-La Asia, Ltd.                                12,000           7,694
Sino Land Company, Ltd. (a)                           8,000           2,488
Smartone Telecommunications Holdings, Ltd.            5,000           5,707
South China Morning Post, Ltd.                       10,000           3,911
Sun Hung Kai Properties, Ltd.                        14,000          70,555
Swire Pacific, Ltd., Class A                         11,000          47,960
Techtronic Industries Company, Ltd.                   4,000           6,694
Television Broadcast, Ltd.                            3,000          10,714
Texwinca Holdings, Ltd.                               8,000           6,361
Wharf Holdings                                       12,000          23,159
                                                                 ----------
                                                                    967,635

IRELAND - 0.63%
Allied Irish Banks PLC - London                       6,070          90,836
Allied Irish Banks PLC                                3,649          54,942
Bank of Ireland                                      10,930         132,637
CRH PLC - London                                      3,888          61,313
CRH PLC                                               1,944          30,523
DCC PLC                                                 627           8,438
DCC PLC-GBP                                             400           5,358
Elan Corp.                                            4,143          21,445
Fyffes                                                4,000           6,303
Grafton Group                                         2,000           8,857
Greencore Group PLC                                   1,300           4,337
Independent News & Media                              4,779           8,687
Independent News & Media PLC                            520             945
Irish Life & Permanent PLC                            3,142          33,972
Kerry Group                                             590           9,135
Kerry Group PLC                                         800          12,305
Ryanair Holdings PLC                                  1,939          13,450
Waterford Wedgewood                                     700             193
Waterford Wedgewood PLC                               8,769           2,392
                                                                 ----------
                                                                    506,068

ITALY - 3.10%
Acea SPA (a)                                          1,153           5,438
Alleanza Assicuraz (a)                                5,390          51,335
Assicurazioni Generali SPA (a)                       10,414         241,730
Autogrill SPA (a)                                     1,005          10,982
Banca Fideuram SPA (a)                                2,806          15,331
Banca Intesa SPA (a)                                 39,171         125,482
Banca Intesa SPA - Non convertible (a)                9,735          22,395
Banca Monte dei Paschi Siena SPA (a)                  9,472          25,876
Banca Naz Del Lavoro (a)                             17,775          29,851
Banca Popolare di Milano (a)                          4,533          19,866
Banco Popolare Di Verona e Novara                     4,000          54,752
Benetton Group SPA (a)                                  321           3,334
Bulgari SPA (a)                                       1,750           9,763
Capitalia SPA (a)                                    12,075          21,320
e.Biscom                                                  9             275
Enel SPA (a)                                         22,865         142,812
Eni SPA (a)                                          28,269         428,241
Fiat SPA                                                849           3,936
Fiat SPA (a)                                          1,551          11,311
Fiat SPA (a)                                            680           3,238
Finecogroup SPA (a)                                  12,250           6,594
Finmeccanica SPA                                     62,800          40,307
Gruppo Editoriale L'Espresso SPA (a)                  1,900           7,540
Italcementi SPA (a)                                   1,178          13,442
Luxottica Group SPA (a)                               1,394          19,065
Mediaset SPA (a)                                      6,620          56,120
Mediobanca SPA (a)                                    5,008          50,058
Mediolanum SPA (a)                                    3,309          18,498
Mondadori (Arnoldo) Editore SPA(a)                    1,400          10,177
Parmalat Finanziaria SPA (a)                          5,513          17,375
Pirelli SPA (a)                                      11,000          11,160
RAS SPA (a)                                           3,260          49,535
San Paolo-IMI SPA (a)                                10,913         101,551
Seat Pagine Gialle SPA (a)                           52,531          36,556
Snam Rete Gas SPA (a)                                10,081          39,657
Snia SPA (a)                                          3,000           5,883
Telecom Italia Mobile SPA (a)                        41,375         204,168
Telecom Italia SPA (a)                               25,744         233,343
Telecom Italia SPA-RNC (a)                           22,714         124,625
Tiscali SPA (a)                                       2,417          12,372
UniCredito Italiano SPA (a)                          40,967         195,558
                                                                 ----------
                                                                  2,480,852

JAPAN - 16.11%
Acom Company                                            720          26,072
Aderans Company, Ltd.                                   400           7,109
Advantest Corp.                                         700          31,071
Aeon Credit Service Company, Ltd. (a)                   200           6,341
Aiful Corp.                                             450          19,223
Ajinomoto Company, Inc.                               6,000          57,570
All Nippon Airways Company, Ltd.                      7,000          13,433
Alps Electric Company                                 1,000          12,832
Amada Company, Ltd. (a)                               2,000           6,441
Amano Corp.                                           1,000           5,840
Anritsu Corp.                                         1,000           5,465
Aoyama Trading Company                                  400           5,340
Ariake Japan Company, Ltd. (a)                          200           5,974
Asahi Breweries, Ltd. (a)                             4,000          24,196
Asahi Glass Company (a)                               8,000          49,727

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES         VALUE
                                                     ------         -----
JAPAN - CONTINUED
Asahi Kasei Corp.                                    14,000        $ 40,065
ASATSU-DK, Inc. (a)                                     300           5,382
Ashikaga Financial Group, Inc.                        9,000          13,366
Autobacs Seven Company                                  200           3,746
Avex, Inc.                                              100           1,348
Bellsystem24, Inc.                                       50           8,031
Benesse Corp.                                           600          10,363
Bridgestone Corp. (a)                                 7,000          95,198
Canon, Inc.                                           9,000         413,750
Capcom Company, Ltd. (a)                                300           3,099
Casio Computer Company, Ltd.                          2,000          12,799
Central Glass Company                                 2,000          11,781
Central Japan Railway Company (a)                        10          71,753
Chichibu Onoda Cement                                 8,000          13,750
Chubu Electric Power Company, Inc.                    6,800         124,250
Chugai Pharmaceutical Company, Ltd.                   3,200          36,417
Citizen Watch Company, Ltd. (a)                       3,000          16,145
Coca-Cola West Japan Company, Ltd. (a)                  400           6,635
Credit Saison Company, Ltd.                           1,600          26,285
CSK Corp. (a)                                           600          16,370
Dai Nippon Printing Company, Ltd.                     7,000          74,173
Daicel Chemical Industries, Ltd.                      2,000           6,358
Daiei, Inc.                                           2,000           2,336
Daifuku Company                                       1,000           3,813
Daiichi Pharmaceutical Company, Ltd.                  2,800          36,538
Daikin Industries, Ltd.                               2,000          36,794
Daimaru, Inc.                                         2,000           8,043
Dainippon Ink & Chemicals, Inc.                       6,000          12,165
Dainippon Screen Manufacturing Company, Ltd.          1,000           4,906
Daito Trust Construction Company                      1,100          23,174
Daiwa House Industry Company, Ltd.                    5,000          34,458
Daiwa Securities Group, Inc.                         13,000          74,840
Denki Kagaku Kogyo Kabushiki Kaisha                   4,000          11,113
Denso Corp.                                           5,400          85,739
Dentsu, Inc.                                              3           9,361
Dowa Mining Company, Ltd.                             4,000          15,385
East Japan Railway                                       37         164,849
Ebara Corp.                                           2,000           7,042
Eisai Company                                         2,300          47,399
Familymart Company, Ltd.                                600          10,738
Fanuc, Ltd.                                           1,300          64,536
Fast Retailing Company                                  600          18,572
Fuji Electric Company, Ltd.                           5,000          10,972
Fuji Machine Manufacturers Company, Ltd.                300           3,479
Fuji Photo Film Company, Ltd.                         5,000         144,758
Fuji S Ware ABC                                         400           7,159
Fuji Television Network, Inc.                             2           7,075
Fujikura, Ltd.                                        4,000          13,216
Fujisawa Pharmaceutical Company, Ltd. (a)             3,000          56,318
Fujitsu Support & Services, Inc.                        200           3,212
Fujitsu, Ltd.                                        17,000          69,784
Furukawa Electric Company, Ltd. (a)                   7,000          22,894
Gunma Bank (a)                                        4,000          18,222
Gunze, Ltd.                                           2,000           7,542
Hankyu Department Stores                              1,000           5,832
Hino Motors, Ltd.                                     2,000           9,461
Hirose Electric Company, Ltd.                           300          24,855
Hitachi Cable, Ltd.                                   1,000           2,703
Hitachi Chemical                                      1,000          10,254
Hitachi Software Engineering Company, Ltd. (a)          200           4,155
Hitachi Zosen Corp.                                   3,000           2,528
Hitachi, Ltd.                                        31,000         131,651
Hokuriku Bank (a)                                    10,000          15,352
Honda Motor Company                                   8,500         322,682
House Food Corp.                                        400           3,671
Hoya Corp.                                            1,200          82,800
Isetan Company, Ltd.                                  1,400           9,450
Ishihara Sangyo                                       2,000           3,387
Ishikawajima Harima Heavy
  Industries Company, Ltd. (a)                        9,000          10,137
Ito-Yokado Company, Ltd. (a)                          4,000          95,949
Itochu Corp.                                         14,000          35,276
Itochu Techno-Science Corp.                             300           6,983
ITOEN, Ltd.                                             400          13,450
Japan Airlines System Corp.                           8,000          17,488
Japan Tobacco, Inc.                                       8          43,319
JFE Holdings, Inc                                     5,100          76,593
JGC Corp.                                             2,000          13,483
JSR Corp.                                             2,000          24,346
Jusco Company                                         2,600          59,655
Kajima Corp.                                         10,000          23,779
Kaken Pharmaceutical Company, Ltd.                    1,000           5,373
Kamigumi Company                                      2,000          10,029
Kanebo (a)                                            3,000           3,554
Kaneka Corp.                                          3,000          18,522
Kansai Electric Power Company                         7,500         118,518
Kao Corp.                                             6,000         111,885
Katokichi Company                                       300           5,119
Kawasaki Heavy Industries, Ltd.                      13,000          13,341
Kawasaki Kisen                                        4,000           9,678
Keihin Electric Express Railway Company, Ltd. (a)     4,000          19,590
Keio Electric Railway Company, Ltd.                   5,000          22,861
Keyence Corp.                                           300          55,067
Kikkoman Corp.                                        2,000          13,233
Kinden Corp.                                          1,000           3,362
Kinki Nippon Railway                                 17,000          44,254
Kirin Brewery Company, Ltd.(a)                        8,000          56,335
Kokuyo Company, Ltd. (a)                              1,000           9,545
Komatsu                                              10,000          38,380
Komori Corp.                                          1,000          10,438
Konami Corp.                                            900          16,145
Konica Corp. (a)                                      3,000          34,216
Koyo Seiko Company                                    1,000           7,167
Kubota Corp. (a)                                     10,000          27,200
Kuraray Company                                       4,000          26,298
Kurita Water Industries, Ltd.                         1,000          11,088
Kyocera Corp.                                         1,800         103,175
Kyowa Exeo Corp.                                      1,000           3,538
Kyowa Hakko Kogyo (a)                                 4,000          21,626
Kyushu Electric Power                                 4,400          68,613
Lawson, Inc. (a)                                        700          19,273
Mabuchi Motor Company, Ltd.                             400          30,637
Makita Corp.                                          1,000           8,135
Marubeni Corp.                                       17,000          22,127
Marui Company, Ltd.                                   3,700          32,939
Matsushita Electric Industrial Company, Ltd.         23,000         228,167
Matsushita Electric Works, Ltd.                       4,000          23,729
Meiji Milk Product                                    2,000           7,426
Meiji Seika Kaisha, Ltd.                              3,000           9,837
Meitec Corp.                                            400          12,181
Millea Holdings, Inc.                                    16         122,548
Minebea Company                                       3,000          11,914
Mitsubishi Chemical Corp.                            19,000          38,839
Mitsubishi Corp.                                     11,000          76,451
Mitsubishi Electric Corp.                            19,000          61,825

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                             SHARES        VALUE
                                                                             ------        -----
JAPAN - CONTINUED
Mitsubishi Estate Company, Ltd.                                               11,000      $ 74,615
Mitsubishi Gas Chemical Company, Inc.                                          3,000         6,358
Mitsubishi Heavy Industries, Ltd.                                             31,000        80,439
Mitsubishi Logistc Corp.                                                       1,000         6,057
Mitsubishi Materials Corp.                                                     8,000        10,279
Mitsubishi Paper Company                                                       2,000         2,536
Mitsubishi Rayon Company, Ltd.                                                 4,000        10,680
Mitsubishi Tokyo Financial Group, Inc.                                            44       199,341
Mitsui & Company, Ltd.                                                        13,000        65,296
Mitsui Chemicals, Inc.                                                         7,000        32,414
Mitsui Engineering & Shipbuilding Company, Ltd.                                5,000         6,299
Mitsui Fudosan Company                                                         8,000        51,195
Mitsui Marine & Fire Insurance Company, Ltd.                                  14,000        65,062
Mitsui Mining & Smelting Company, Ltd.                                         6,000        17,772
Mitsui O.S.K. Lines, Ltd.                                                      8,000        24,363
Mitsui Trust Holdings, Inc.                                                    5,000        11,013
Mitsukoshi, Ltd.                                                               3,000         7,910
Mitsumi Electric Company, Ltd.                                                   500         5,177
Mizuho Financial Group, Inc.                                                      56        44,340
Mori Seiki Company                                                               300         1,767
Murata Manufacturing Company, Ltd.                                             2,600       102,390
Namco, Ltd.                                                                      300         4,796
NEC Corp.                                                                     16,000        80,097
Net One Systems Company, Ltd. (a)                                                  2         9,829
NGK Insulators, Ltd.                                                           3,000        16,670
NGK Spark Plug Company                                                         2,000        14,050
Nichirei Corp.                                                                 2,000         6,992
Nidec Corp.                                                                      400        26,465
Nikko Cordial Corp.                                                           14,000        56,301
Nikon Corp.                                                                    3,000        24,755
Nintendo Company, Ltd.                                                         1,100        80,122
Nippon COMSYS Corp.                                                            1,000         5,106
Nippon Express Company                                                         9,000        34,992
Nippon Kayaku Company, Ltd.                                                    1,000         4,280
Nippon Meat Packer                                                             2,000        18,923
Nippon Mining Holdings, Inc.                                                   4,000         8,677
Nippon Oil Corp.                                                              13,000        56,510
Nippon Sanso Corp.                                                             2,000         6,441
Nippon Sheet Glass                                                             3,000         9,011
Nippon Shokubai Company, Ltd.                                                  1,000         5,966
Nippon Steel Corp.                                                            60,000        82,600
Nippon System Development Company, Ltd.                                          200         2,773
Nippon Telegraph & Telephone Corp.                                                58       227,925
Nippon Unipac Holding                                                              9        35,218
Nippon Yusen KK                                                               10,000        39,047
Nishimatsu Construction Company, Ltd.                                          2,000         6,808
Nissan Chemical Industries, Ltd.                                               2,000        10,713
Nissan Motor Company                                                          27,200       260,528
Nisshin Flour Mill                                                             2,000        14,234
Nisshinbo Industries, Inc.                                                     1,000         4,589
Nissin Food Products                                                             800        16,720
Nitto Denko Corp.                                                              1,500        49,184
Nomura Securities Company, Ltd.                                               19,000       241,592
Noritake Company                                                               1,000         3,129
NSK, Ltd.                                                                      4,000        12,749
NTN Corp.                                                                      5,000        18,522
NTT Data Corp. (a)                                                                13        40,132
NTT DoCoMo, Inc.                                                                 192       416,503
Obayashi Corp.                                                                 6,000        18,422
Oji Paper Company                                                              9,000        39,423
Oki Electric Industry Company, Ltd.                                            5,000        14,351
Okumura Corp.                                                                  2,000         6,541
Olympus Optical Company                                                        2,000        41,467
Omron Corp.                                                                    2,000        33,791
Onward Kashiyama Company, Ltd.                                                 2,000        16,186
Oracle Corp. (a)                                                                 300        10,813
Oriental Land Company, Ltd.                                                      500        21,943
Orix Corp.                                                                       900        49,860
Osaka Gas Company                                                             22,000        54,516
Paris Miki, Inc.                                                                 300         4,110
Pioneer Electronic Corp.                                                       1,600        36,044
Promise Company, Ltd.                                                            950        35,589
Q.P. Corp.                                                                     1,000         7,910
Resona Holdings, Inc. (a)                                                     49,000        33,933
Ricoh Company, Ltd.                                                            7,000       114,588
Rohm Company                                                                   1,200       131,058
Saizeriya Company, Ltd.                                                          200         1,861
Sanden Corp.                                                                   1,000         4,764
Sankyo Company                                                                 4,000        47,858
Sankyo Company                                                                 1,000        24,988
Sanrio Company                                                                   400         2,476
Sanyo Electric Company                                                        17,000        58,295
Sapporo Breweries                                                              2,000         4,939
Secom Company, Ltd.                                                            2,000        58,738
SEGA Enterprises                                                                 900         6,405
Seino Transportation                                                           1,000         5,732
Seiyu, Ltd.                                                                    2,000         4,906
Sekisui Chemical Company, Ltd.                                                 5,000        16,937
Sekisui House, Ltd.                                                            6,000        45,555
Seven Eleven Japan Company, Ltd.                                               4,000        99,787
Sharp Corp.                                                                   10,000       128,572
Shimachu Company, Ltd.                                                           600         9,461
Shimamura Company                                                                200        11,063
Shimano, Inc.                                                                    800        12,602
Shimizu Corp.                                                                  5,000        13,892
Shin-Etsu Chemical Company, Ltd.                                               3,900       133,411
Shionogi & Company                                                             3,000        40,724
Shiseido Company                                                               4,000        38,947
Shizuoka Bank                                                                  7,000        47,015
Showa Denko KK                                                                 9,000        15,694
Showa Shell Sekiyu                                                             1,900        13,665
Skylark Company                                                                  700         8,323
SMC Corp.                                                                        600        50,611
Snow Brand Milk                                                                1,000         2,511
SOFTBANK Corp.                                                                 2,200        41,759
Sompo Japan Insurance                                                          8,000        43,720
Sony Corp.                                                                     9,600       270,727
Stanley Electric                                                               2,000        28,551
Sumitomo Bakelite Company, Ltd.                                                1,000         4,180
Sumitomo Chemical Company, Ltd.                                               12,000        37,746
Sumitomo Corp.                                                                 7,000        32,356
Sumitomo Electric Industries, Ltd.                                             7,000        51,220
Sumitomo Forestry                                                              1,000         5,190
Sumitomo Heavy Industries, Ltd.                                                3,000         4,455
Sumitomo Metal Industry                                                       34,000        23,545
Sumitomo Metal Mining                                                          6,000        23,028
Sumitomo Mitsui Banking Corp.                                                     42        91,811
Sumitomo Osaka Cement Company, Ltd.                                            6,000        11,814
Sumitomo Realty & Development Company, Ltd.                                    3,000        13,366
Sumitomo Trust & Banking Company                                              10,000        34,625
Suruga Bank                                                                    2,000        11,531
Suzuken Company, Ltd.                                                            500        11,889
Taisei Corp.                                                                   8,000        15,752
Taisho Pharm Company                                                           2,000        28,935
Taiyo Yuden Company                                                            1,000         9,762
Takara Holdings                                                                2,000        10,813
Takashimaya Company                                                            3,000        14,943
Takeda Chemical Industries, Ltd.                                               9,200       340,044

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                              SHARES      VALUE
                                                                              ------      -----
JAPAN - CONTINUED
Takefuji Corp.                                                                   740    $   38,465
Takuma Company                                                                 1,000         4,873
TDK Corp.                                                                      1,300        64,319
Teijin, Ltd.                                                                   8,000        20,024
Teikoku Oil Company                                                            2,000         6,541
Terumo Corp.                                                                   1,700        28,297
The 77th Bank, Ltd.                                                            3,000        13,642
The Bank of Fukuoka, Ltd. (a)                                                  7,000        26,924
The Bank of Yokohama, Ltd.                                                    11,000        35,977
The Chiba Bank, Ltd.                                                           7,000        24,880
The Joyo Bank, Ltd. (a)                                                        7,000        19,565
THK Company, Ltd.                                                                800        10,786
TIS, Inc.                                                                        400         7,676
Tobu Railway Company                                                           9,000        25,606
Toda Corp.                                                                     2,000         4,305
Toho Company                                                                   1,200        10,553
Tohoku Electric Power                                                          4,500        66,681
Tokyo Broadcasting Company                                                       400         4,883
Tokyo Electric Power Company                                                  12,500       239,352
Tokyo Electron, Ltd.                                                           1,600        75,958
Tokyo Gas Company                                                             27,000        77,719
Tokyo Style Company, Ltd.                                                      1,000         8,168
Tokyu Corp.                                                                   11,000        35,518
TonenGeneral Sekiyu K.K. (a)                                                   3,000        21,126
Toppan Printing Company                                                        6,000        43,052
Toray Industries, Inc.                                                        12,000        27,934
Toshiba Corp.                                                                 29,000        99,929
Tosoh Corp.                                                                    5,000        11,180
Tostem Corp.                                                                   3,000        43,302
Toto, Ltd.                                                                     3,000        17,847
Toyo Seikan Kaisha                                                             1,000         9,370
Toyo Suisan Kaisha                                                             1,000        10,171
Toyobo Company                                                                 5,000         8,719
Toyoda Gosei                                                                     600        11,839
Toyota Industries Corp.                                                        1,700        27,715
Toyota Motor Corp.                                                            29,600       768,061
Trend Micro, Inc.                                                              1,000        15,560
UBE Industries                                                                 7,000        10,338
UFJ Holdings (a)                                                                  39        57,269
UNI Charm Corp.                                                                  400        17,321
Union Tool Company                                                               100         2,695
UNY Company, Ltd.                                                              2,000        17,254
Ushio, Inc.                                                                    2,000        23,195
Wacoal Corp.                                                                   1,000         7,801
West Japan Railway                                                                12        45,555
World Company                                                                    300         5,694
Yakult Honsha Company                                                          1,000        13,433
Yamada Denki Company                                                             900        19,899
Yamaha Corp.                                                                   1,500        20,600
Yamaha Motor Company, Ltd.                                                     1,000         8,452
Yamanouchi Pharmaceutical Company, Ltd.                                        3,300        86,179
Yamato Transport Company, Ltd.                                                 5,000        55,442
Yamazaki Baking Company                                                        1,000         6,383
Yokogawa Electric Corp.                                                        3,000        23,203
                                                                                        ----------
                                                                                        12,875,068

LUXEMBOURG - 0.06%
Arcelor (a)                                                                    3,986        46,491
                                                                                        ----------

NETHERLANDS - 4.17%
ABN AMRO Holdings NV                                                          16,510       316,194
Aegon NV                                                                      14,722       147,664
Akzo Nobel NV                                                                  2,904        77,095
ASML Holding NV                                                                5,063        48,162
Buhrmann NV (a)                                                                1,143         7,902
Corio NV                                                                         500        16,115
DSM NV                                                                           900        38,013
Euronext                                                                         950        23,592
Getronics NV                                                                   1,907         2,457
Hagemeyer NV                                                                     849         3,271
Heineken NV                                                                    2,151        76,452
IHC Caland NV                                                                    371        18,973
ING Groep NV                                                                  18,484       321,682
Koninklijke (Royal) Philips Electronics NV                                    14,324       272,846
Koninklijke Ahold NV                                                           7,172        59,645
Koninllijke Luchtvaart Maatschappij NV                                           261         2,207
KPN NV                                                                        19,246       136,590
Numico Kon NV                                                                  1,491        22,981
Oce-Van Der Grinten                                                              972        10,051
Qiagen NV (a)                                                                  1,102         9,317
Reed Elsevier NV                                                               6,896        81,463
Rodamco Europe NV                                                                500        26,208
Royal Dutch Petroleum Company                                                 22,914     1,065,343
Royal Vendex KBB NV                                                              933        10,818
TNT Post Group NV                                                              3,730        64,871
Unilever NV-CVA                                                                6,246       335,658
Vedior NV                                                                        992         9,003
VNU NV                                                                         2,468        76,166
Wereldhave NV                                                                    200        12,595
Wolters Kluwer NV                                                              3,127        37,767
                                                                                        ----------
                                                                                         3,331,101

NEW ZEALAND - 0.18%
Auckland International Airport, Ltd. (a)                                       3,662        13,171
Carter Holt Harvey (a)                                                         9,831        10,325
Contact Energy (a)                                                             3,264         9,672
Fisher & Paykel (a)                                                              350         2,536
Fisher & Paykel Appliances Holdings, Ltd. (a)                                    365         2,923
Fletcher Building (a)                                                          5,215        11,230
Fletcher Challenge Forests (a)                                                   967           653
Independent Newspapers, Ltd. (a)                                                 739         1,856
Sky City Entertainment Group, Ltd. (a)                                         2,963        16,394
Sky Network Television, Ltd.                                                   2,400         6,126
Telecom Corp. of New Zealand, Ltd.                                            21,324        65,562
The Warehouse Group, Ltd. (a)                                                  1,694         5,149
                                                                                        ----------
                                                                                           145,597

NORWAY - 0.35%
Aker Kvaerner ASA                                                                230         3,037
Den Norske Bank ASA (a)                                                        4,100        20,234
Frontline, Ltd.                                                                  400         5,711
Gjensidige NOR ASA                                                               650        22,752
Merkantildata ASA                                                              7,000         3,222
Nera ASA                                                                         700           980
Norsk Hydro AS                                                                 1,480        72,834
Norske Skogindustrier ASA (a)                                                  1,250        18,715
Orkla SA                                                                       2,100        36,389
Schibsted ASA                                                                    400         5,545
Smedvig                                                                          200         1,109
Smedvig ASA, A shares                                                          1,100         6,999
Statoil ASA                                                                    5,000        42,628
Storebrand ASA                                                                 1,600         6,432
Tandberg ASA (a)                                                               1,400         7,258
Telenor AS                                                                     5,300        22,042
Tomra Systems ASA                                                              1,600         6,876
                                                                                        ----------
                                                                                           282,763


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                             SHARES        VALUE
                                                                             -------       -----
PORTUGAL - 0.28%
Banco BPI SA                                                                   3,350     $   9,479
Banco Comercial dos Acores, SA                                                20,334        35,785
Banco Espirito Santo SA                                                        1,002        14,868
Brisa Auto Estrada                                                             2,769        15,607
Cimpor-Cimentos De Portugal, SA                                                2,540         9,671
Electricidade De Portugal                                                     20,775        44,447
Jeronimo Martins, SGPS                                                           541         4,287
Portugal Telecom                                                              10,268        73,699
PT Multimedia.com, SGPS, SA                                                      522         9,157
Sonae, SGPS, SA                                                                8,402         4,736
                                                                                         ---------
                                                                                           221,736

SINGAPORE - 0.64%
CapitaLand, Ltd.                                                               8,000         5,634
Chartered Semiconductor Manufacturing, Ltd. (a)                                7,000         3,618
City Developments, Ltd.                                                        5,000        12,608
Comfortdelgro Corp *                                                          16,000         7,315
Creative Technology, Ltd. (a)                                                    450         3,604
Cycle & Carriage, Ltd.                                                         1,000         2,806
Datacraft Asia, Ltd. (a)                                                       4,000         4,000
DBS Group Holdings, Ltd.                                                      12,000        70,197
Fraser & Neave, Ltd.                                                           1,800         8,792
Guocoland, Ltd.                                                                2,000         1,136
Haw Par Corp., Ltd.                                                            1,490         3,673
Hotel Properties, Ltd.                                                         3,000         1,806
Keppel Corp., Ltd.                                                             6,000        16,697
Keppel Land, Ltd.                                                              7,000         5,089
NatSteel, Ltd.                                                                 1,000         1,522
Neptune Orient Lines, Ltd.                                                     7,000         5,884
OverSeas Union Enterprises, Ltd.                                               1,000         3,975
Overseas-Chinese Banking Corp., Ltd.                                          11,000        62,473
Parkway Holdings, Ltd. (a)                                                     6,000         2,658
SembCorp Industries, Ltd.                                                      9,000         6,543
SembCorp Logistics, Ltd.                                                       5,000         5,339
SembCorp Marine, Ltd.                                                          9,000         5,009
Singapore Airlines, Ltd.                                                       6,000        35,439
Singapore Exchange, Ltd. (a)                                                   8,000         6,225
Singapore Land, Ltd.                                                           3,000         6,372
Singapore Press Holdings, Ltd.                                                 4,000        41,573
Singapore Technologies Engineering, Ltd.                                      11,000        10,870
Singapore Telecommunications, Ltd.                                            68,000        58,316
United Overseas Bank                                                          13,000        91,552
United Overseas Land, Ltd.                                                     3,000         3,578
Venture Corp., Ltd.                                                            2,000        18,288
Wing Tai Holdings                                                              4,000         1,681
                                                                                         ---------
                                                                                           514,272

SPAIN - 3.02%
Abertis Infrastructuras SA                                                     1,597        22,356
Acciona SA (a)                                                                   293        13,986
Acerinox SA                                                                      473        18,107
ACS, Actividades de Construccion y Servicios SA (a)                              383        16,366
Aguas De Barcelona                                                               409         5,598
Altadis SA, Series A                                                           3,147        80,795
Amadeus Global Travel Distribution SA, Series A (a)                            2,413        13,850
Banco Bilbao Vizcaya SA                                                       33,051       347,855
Banco Popular Espanol SA (a)                                                   1,700        86,039
Banco Santander Central, Hispano SA                                           46,731       410,130
Corporacion Mapfre SA                                                          1,026        10,975
Endesa SA (a)                                                                  9,706       162,776
Fomento de Construcciones SA                                                     578        16,176
Gas Natural SDG SA                                                             2,220        44,687
Grupo Dragados SA                                                              1,344        27,100
Grupo Ferrovial SA                                                               620        16,866
Iberdrola SA (a)                                                               8,280       143,623
Iberia Lineas Aereas de Espana SA                                              4,051         7,875
Indra Sistemas SA                                                              1,300        13,234
Industria de Diseno Textil, SA                                                 2,324        58,543
NH Hoteles SA                                                                  1,118        11,780
Promotora de Informaciones SA                                                    585         5,323
Repsol-YPF SA (a)                                                              9,954       161,668
Sacyr Vallehermoso SA                                                            810         9,000
Sol Melia SA                                                                   1,043         5,567
Telefonica Publicidad e Informacion SA (a)                                     2,484        12,029
Telefonica SA                                                                 52,460       610,059
TelePizza SA                                                                   1,211         1,476
Terra Networks SA                                                              4,541        27,527
Union Electrica Fenosa SA                                                      2,249        38,157
Zeltia SA (a)                                                                  1,784        12,066
                                                                                         ---------
                                                                                         2,411,589

SWEDEN - 1.69%
Alfa Laval AB                                                                    600         5,741
Assa Abloy AB                                                                  3,400        32,957
Atlas Copco AB-A Shares                                                        1,400        35,459
Atlas Copco AB-B Shares                                                          700        16,460
Axfood AB                                                                        300         5,460
Billerud Aktibolag                                                               600         7,017
Castellum AB                                                                     400         6,879
Drott AB                                                                       1,100        13,896
Electrolux AB, Series B (a)                                                    3,100        61,262
Eniro AB (a)                                                                   1,700        14,565
Ericsson LM, Series B                                                        160,700       172,856
Gambro AB, B Shares                                                            1,600        10,606
Getinge AB, Class B                                                              400        10,631
Hennes & Mauritz AB, Series B (a)                                              5,175       119,096
Hoganas AB, B Shares (a)                                                         300         6,116
Holmen AB (a)                                                                    600        16,397
Incentive AB, Series A                                                         1,400         9,281
Modern Time Group AB, B Shares                                                   350         5,384
Netcom Systems AB                                                              1,050        39,070
Nobel Biocare AB                                                                 150        10,600
Nobel Biocare Holding AG (a)                                                      50         3,315
Nordea AB (a)                                                                 26,000       125,525
OM AB                                                                            750         5,347
Perbio Science AB                                                                400         7,454
Sandvik AB (a)                                                                 2,400        62,888
Sapa AB (a)                                                                      200         4,027
SAS AB                                                                         1,200         6,604
Securitas AB, Series B                                                         3,400        34,871
Skandia Foersaekrings AB                                                       8,600        22,911
Skandinaviska Enskilda Baken, Series A                                         5,200        53,007
Skanska AB                                                                     3,800        21,721
SKF AB-A Shares (a)                                                              100         2,889
SKF AB-B Shares                                                                1,000        28,892
SSAB Svenskt Stal AB, Series A                                                   600         8,030
SSAB Svenskt Stal AB, Series B (a)                                               200         2,552
Svenska Cellulosa (a)                                                          2,100        71,837
Svenska Handelsbanken AB, A Shares                                             6,200       101,586
Svenska Handelsbanken AB, B Shares (a)                                           400         6,304
Swedish Match AB (a)                                                           3,500        26,485
Teliasonera AB (a)                                                            17,400        72,253
Trelleborg AB                                                                    600         6,416
Volvo AB, A Shares                                                             1,100        23,114
Volvo AB, B Shares                                                             2,400        52,832

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                              SHARES       VALUE
                                                                              ------       -----
SWEDEN - CONTINUED
WM Data AB, B shares                                                           2,000    $    3,052
                                                                                        ----------
                                                                                         1,353,645

SWITZERLAND - 6.01%
ABB, Ltd.                                                                     10,946        36,039
Adecco SA (a)                                                                  1,473        60,812
Centerpulse                                                                      117        31,553
Ciba Specialty Chemicals Holding, Inc. (a)                                       748        45,380
Clariant AG (a)                                                                1,531        14,046
Compagnie Financiere Richemont AG                                              5,715        92,600
Credit Suisse Group                                                           13,019       343,391
Forbo Holdings AG                                                                 10         3,026
Geberit AG                                                                        50        15,426
Georg Fischer AG                                                                  20         2,005
Givaudan AG (a)                                                                   79        33,316
Holcim, Ltd.                                                                   1,590        58,878
Kudelski SA                                                                      280         5,086
Kuoni Reisen Holding AG                                                           21         5,407
Logitech International SA                                                        419        15,748
Lonza Group AG (a)                                                               436        20,000
Nestle SA (a)                                                                  4,410       911,952
Novartis AG                                                                   26,239     1,040,552
Phonak Holding AG                                                                332         4,262
PubliGroupe SA                                                                    30         5,061
Roche Holding AG (a)                                                           7,642       600,742
Roche Holdings AG (a)                                                            367        45,210
Schindler Holding AG                                                              45         7,258
Serono SA (a)                                                                     81        47,703
Societe Generale de Surveillance Holding SA                                       41        16,047
Sulzer AG                                                                         20         2,800
Swatch Group AG (a)                                                              747        13,624
Swatch Group AG, B shares (a)                                                    318        28,880
Swiss Reinsurance Company (a)                                                  3,523       195,621
Swisscom AG (a)                                                                  287        81,751
Syngenta AG                                                                    1,160        58,275
Synthes-Stratec, Inc.                                                             45        32,395
Tecan Group AG                                                                    79         2,268
UBS AG (a)                                                                    12,969       723,005
Unaxis Holding AG                                                                100         8,157
Valora Holding AG                                                                 46         9,427
Zurich Financial Services AG                                                   1,576       188,313
                                                                                        ----------
                                                                                         4,806,016

UNITED KINGDOM - 21.64%
3i Group PLC                                                                   6,554        61,207
Aegis Group PLC                                                               13,367        17,510
Aggreko PLC                                                                    3,035         6,170
Alliance Unichem                                                               2,500        20,465
AMEC PLC                                                                       2,939        12,630
Amvescap PLC                                                                   7,380        50,989
ARM Holdings PLC                                                               9,350        10,355
Associated British Ports Holdings PLC                                          3,613        23,709
AstraZeneca Group PLC                                                         18,900       759,128
Aviva PLC                                                                     24,714       171,875
AWG PL                                                                     1,126,272         1,675
BAA PLC                                                                       11,732        95,117
BAE Systems PLC                                                               34,438        81,115
Barclays PLC                                                                  71,621       532,721
Barratt Developments                                                           3,002        21,436
BBA Group PLC                                                                  4,590        15,781
BG Group PLC                                                                  38,365       170,265
BHP Billiton PLC                                                              26,819       141,410
BICC PLC                                                                       4,029        12,853
BOC Group PLC                                                                  5,386        69,217
Boots Group PLC                                                                9,129        97,854
BP PLC                                                                       244,166     1,696,054
BPB PLC                                                                        5,430        27,554
Brambles Industries, Ltd.                                                      7,071        19,168
British Airways                                                                5,454        13,658
British American Tobacco Australasia, Ltd.                                    17,867       203,035
British Land Company PLC                                                       5,298        42,100
British Sky Broadcasting Group PLC                                            13,721       152,293
BT Group PLC                                                                  94,565       318,475
Bunzl PLC                                                                      4,964        34,851
Cable & Wireless PLC                                                          27,996        52,290
Cadbury Schweppes PLC                                                         22,364       132,336
Canary Wharf Group PLC                                                         4,742        20,065
Capita Group                                                                   7,171        26,788
Caradon PLC                                                                    6,246        12,647
Carlton Communciations PLC                                                     6,036        15,115
Carnival Plc                                                                   1,813        55,169
Cattles PLC                                                                    3,600        19,309
Celltech Group PLC                                                             2,681        15,200
Centrica PLC                                                                  46,769       135,863
Chubb Corp.                                                                    6,921         8,637
Close Brothers Group PLC                                                       1,520        16,456
Cobham PLC                                                                     1,000        19,098
Compass Group PLC                                                             24,557       132,629
Daily Mail and General Trust                                                   3,745        35,284
De Lousiana Rue PLC                                                            1,732         6,771
Diageo PLC                                                                    34,294       366,749
Dixons Group                                                                  22,056        48,122
E D & F Manitoba Treasury Management                                           3,025        59,800
Electrocomponents PLC                                                          5,197        27,875
EMAP PLC                                                                       2,800        39,594
EMI Group PLC                                                                  7,470        15,064
Enterprise Inns PLC                                                            1,800        24,159
FirstGroup PLC                                                                 4,187        18,686
FKI PLC                                                                        5,052         6,659
Friends Provident Ethical Investment Trust                                    17,800        33,394
George Wimpey PLC                                                              4,934        24,058
GKN PLC                                                                        8,575        31,536
GlaxoSmithKline PLC                                                           65,784     1,329,822
Granada Compass PLC                                                           28,607        43,029
Great Portland Estates PLC                                                     1,066         4,088
Great University Stores                                                       10,953       122,928
Hammerson PLC                                                                  2,998        24,554
Hanson PLC                                                                     7,856        43,858
Hanson PLC                                                                       387         2,310
Hays PLC                                                                      19,215        30,490
HBOS PLC                                                                      41,435       537,288
Hilton Group PLC                                                              17,687        53,792
HSBC Holdings PLC                                                            117,700     1,392,952
IMI PLC                                                                        4,520        22,413
Imperial Chemical Industries PLC                                              12,044        24,437
Imperial Tobacco                                                               7,963       142,545
Intercontinental Hotels Group PLC                                              7,279        51,735
International Power PLC                                                       11,462        24,487
Invensys PLC                                                                  37,344        12,654
J. Sainsbury PLC                                                              16,025        67,279
Johnson Matthey PLC                                                            2,543        37,115
Kidde PLC                                                                      8,501        11,944
Kingfisher PLC                                                                28,447       130,363
Land Securities Group PLC                                                      4,950        63,941
Legal & General Group PLC                                                     69,421        96,387
Liberty International                                                          2,800        28,671
Lloyds TSB Group PLC                                                          60,752       432,044
Logicacmg PLC                                                                  7,628        18,061

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                              SHARES        VALUE
                                                                              ------        -----
UNITED KINGDOM-CONTINUED
Marks & Spencer Group, PLC                                                    25,016   $   130,559
MFI Furniture Group                                                            6,400        17,719
Misys PLC                                                                      5,858        24,885
Mitchells & Butler                                                             7,279        28,124
National Grid Transco PLC                                                     33,618       228,381
Next Group                                                                     3,228        54,770
Nycomed Amersham PLC                                                           7,566        56,870
Ocean Group                                                                    2,959        30,422
Pearson PLC                                                                    8,645        80,878
Persimmon PLC                                                                  2,800        22,076
Pilkington PLC                                                                11,203        12,268
Provident Financial PLC                                                        2,576        27,144
Prudential Corp.                                                              21,832       132,436
Rank Group PLC                                                                 5,919        24,361
Reckitt & Colman                                                               6,546       120,317
Reed Elsevier PLC                                                             14,146       117,903
Rentokil Initial PLC                                                          20,522        64,195
Reuters Group PLC                                                             16,417        47,691
Rexam PLC                                                                      5,553        34,970
Rio Tinto PLC                                                                 11,592       218,429
RMC Group PLC                                                                  3,349        25,560
Rolls-Royce Group PLC                                                         15,792        33,477
Royal & Sun Alliance                                                          15,542        35,644
Royal Bank of Scotland Group                                                  30,135       846,773
SAB Miller PLC                                                                 8,446        56,644
Safeway, Inc.                                                                 11,786        50,164
Schroders PLC                                                                  1,626        16,925
Scottish & Newcastle PLC                                                       8,701        52,710
Scottish Hydro                                                                 9,289        95,808
Scottish Power                                                                20,559       123,694
Securicor Group PLC                                                            6,059         7,461
Serco Group PLC                                                                4,450        11,785
Severn Trent PLC                                                               3,812        43,098
Shell Transport & Trading Company PLC                                        105,752       699,190
Signet Group PLC                                                              17,078        25,476
Slough Estates PLC                                                             4,230        23,894
Smith & Nephew PLC                                                            10,123        58,270
Smiths Industries PLC                                                          6,163        71,613
SSL International PLC                                                          1,739         8,422
Stagecoach Holdings PLC                                                       14,377        14,734
Tate & Lyle PLC                                                                4,898        27,728
Taylor Woodrow PLC                                                             5,265        17,492
Tesco PLC                                                                     78,553       284,675
The Peninsular & Oriental Steam Navigation Company                             8,260        32,084
The Berkeley Group PLC                                                         1,243        15,422
The Davis Service Group PLC                                                    1,800        11,276
The Sage Group PLC                                                            13,012        34,842
Tomkins PLC                                                                    8,400        31,518
Unilever PLC                                                                  30,283       241,514
United Business Media PLC                                                      3,241        16,232
United Utilities PLC                                                           6,144        59,815
Vodafone Group PLC                                                           745,008     1,459,238
Whitbread & Company PLC                                                        3,452        38,685
William Hill PLC                                                               3,600        16,989
Wolseley PLC                                                                   6,497        71,977
WPP Group PLC                                                                 13,007       102,122
Yorkshire Water PLC                                                            4,576        32,335
                                                                                       -----------
                                                                                        17,298,894
UNITED STATES - 0.01%
Gen-Probe, Inc. * (a)                                                            172         7,030
                                                                                       -----------

TOTAL COMMON STOCK
(Cost: $81,099,371)                                                                    $63,388,598
                                                                                       -----------

PREFERRED STOCK - 0.24%
AUSTRALIA - 0.18%
News Corp., Ltd. -  Limited Voting Shares                                     22,812       140,764
                                                                                       -----------
GERMANY - 0.06%
RWE AG                                                                           548        14,775
Volkswagen AG - Non Voting Preferred                                           1,226        36,821
                                                                                       -----------
                                                                                            51,596
NEW ZEALAND - 0.00%
Fletcher Challenge (a)                                                         1,940         1,320
                                                                                       -----------

TOTAL PREFERRED STOCK
(Cost: $249,456)                                                                       $   193,680
                                                                                       -----------

                                                                          PRINCIPAL
                                                                            AMOUNT        VALUE
                                                                            ------        -----
RIGHTS - 0.00%
UNITED KINGDOM - 0.00%
TI Automotive, Ltd., A Shares *                                          $     2,263   $         0
                                                                                       -----------

TOTAL RIGHTS
(Cost: $0)                                                                             $         0
                                                                                       -----------

SHORT TERM INVESTMENTS - 19.62%
Navigator Securities Lending Trust, 1.14%                                $12,543,861   $12,543,861
Federal Home Loan Bank Consolidated Discount Note, 0.98% due
    08/20/2003                                                             2,040,000     2,037,281
U.S. Treasury Bills
    0.80% due 07/24/2003 ****                                                900,000       899,544
    0.81% due 08/21/2003 ****                                                200,000       199,769
                                                                                       -----------
                                                                                       $15,680,455

REPURCHASE AGREEMENTS - 0.83%
Repurchase Agreement with State Street
    Corp. dated 06/30/2003 at 0.92% to be
    repurchased at $660,017 on 07/01/2003,
    collateralized by $460,000 U.S. Treasury
    Bonds, 8.125% due 08/15/2019 (valued at
    $676,775 including interest).                                            660,000   $   660,000
                                                                                       -----------

TOTAL INVESTMENTS (INTERNATIONAL INDEX TRUST)  (Cost: $97,688,691)                     $79,922,733
                                                                                       ===========

The Trust has the following five top industry concentrations at June 30, 2003(as a percentage of total value of investments):

Banking                                                                         9.94%
Drugs & Healthcare                                                              5.53%
Financial Services                                                              3.86%
Petroleum Services                                                              3.63%
Telecommunications Equipment & Services                                         3.56%

MID CAP INDEX TRUST

                                                                             SHARES      VALUE
                                                                             ------      -----
COMMON STOCK - 86.90%
AIR TRAVEL - 0.06%
Alaska Air Group, Inc. (a)                                                    4,089    $    87,709
                                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                              SHARES       VALUE
                                                                              ------       -----
APPAREL & TEXTILES - 1.13%
Coach, Inc. *                                                                 13,804    $  686,611
Mohawk Industries, Inc.                                                       10,026       556,743
Timberland Company, Class A *                                                  5,451       288,140
Unifi, Inc. *                                                                  8,334        51,671
                                                                                        ----------
                                                                                         1,583,165

AUTO PARTS - 1.21%
Arvinmeritor, Inc. *                                                          10,403       209,933
BorgWarner, Inc. *                                                             4,060       261,464
Federal Signal Corp. * (a)                                                     7,280       127,910
Gentex Corp. *                                                                11,551       353,576
Lear Corp. *                                                                  10,020       461,120
Modine Manufacturing Company * (a)                                             5,123        99,232
Superior Industries International, Inc. *                                      4,084       170,303
                                                                                        ----------
                                                                                         1,683,538

AUTO SERVICES - 0.09%
Copart, Inc. *                                                                13,884       131,204
                                                                                        ----------

BANKING - 7.82%
Associated Banc-Corp. *                                                       11,247       417,489
Astoria Financial Corp. *                                                     12,515       349,544
Bank of Hawaii Corp. *                                                         9,178       304,251
Banknorth Group, Inc. *                                                       24,721       630,880
City National Corp. *                                                          7,369       328,363
Colonial Bancgroup, Inc. *                                                    18,813       260,936
Commerce Bancorp, Inc. * (a)                                                  10,503       389,661
First Virginia Banks, Inc. *                                                  10,430       449,742
FirstMerit Corp. *                                                            12,829       293,271
Greater Bay Bancorp * (a)                                                      7,881       161,876
Greenpoint Financial Corp. *                                                  14,170       721,820
Hibernia Corp., Class A *                                                     23,863       433,352
Independence Community Bank Corp. *                                            8,356       235,806
Investors Financial Services Corp. * (a)                                       9,879       286,590
M&T Bank Corp. *                                                              18,126     1,526,572
Mercantile Bankshares Corp. *                                                 10,479       412,663
National Commerce Financial Corp. *                                           31,091       689,909
New York Community Bancorp, Inc. *                                            21,337       620,693
Provident Financial Group, Inc. * (a)                                          7,407       189,841
Roslyn Bancorp, Inc. * (a)                                                    11,715       251,755
Silicon Valley Bancshares * (a)                                                5,891       140,265
Sovereign Bancorp, Inc. *                                                     39,694       621,211
TCF Financial Corp. *                                                         11,023       439,156
Webster Financial Corp. *                                                      6,936       262,181
Westamerica BanCorp *                                                          5,024       216,434
Wilmington Trust Corp. *                                                       9,986       293,089
                                                                                        ----------
                                                                                        10,927,350
BIOTECHNOLOGY - 1.50%
Charles River Laboratories International, Inc. * (a)                           6,888       221,656
Covance, Inc. *                                                                9,341       169,072
IDEC Pharmaceuticals Corp. *                                                  23,570       801,380
Millennium Pharmaceuticals, Inc. *                                            45,153       710,257
Protein Design Labs, Inc. *                                                   14,184       198,292
                                                                                        ----------
                                                                                         2,100,657

BROADCASTING - 1.36%
Belo Corp., Class A *                                                         17,180       384,145
Emmis Communications Corp., Class A * (a)                                      8,222       188,695
Entercom Communications Corp. *                                                7,790       381,788
Hispanic Broadcasting Corp. *                                                 16,543       421,019
Westwood One, Inc. *                                                          15,586       528,833
                                                                                        ----------
                                                                                         1,904,480

BUILDING MATERIALS & CONSTRUCTION - 0.26%
Dycom Industries, Inc. *                                                       7,267       118,452
RPM International, Inc. *                                                     17,565       241,519
                                                                                        ----------
                                                                                           359,971

BUSINESS SERVICES - 4.84%
Acxiom Corp. *                                                                13,086       197,468
Affiliated Computer Services, Inc., Class A,                                  20,193       923,426
Banta Corp. *                                                                  3,840       124,301
Brinks Company *                                                               8,235       119,984
Cadence Design Systems, Inc. *                                                40,591       489,527
Catalina Marketing Corp. *                                                     8,117       143,265
Ceridian Corp. *                                                              22,506       381,927
Certegy, Inc. *                                                               10,021       278,083
ChoicePoint, Inc. *                                                           13,200       455,664
CSG Systems International, Inc. *                                              7,938       112,164
Dun & Bradstreet Corp. *                                                      11,321       465,293
Gartner Group, Inc., Class B *                                                12,112        90,840
Harte-Hanks, Inc. *                                                           13,408       254,752
Jacobs Engineering Group, Inc. *                                               8,412       354,566
Kelly Services, Inc., Class A                                                  5,399       126,606
Korn/Ferry International * (a)                                                 5,968        48,341
Legato Systems, Inc. * (a)                                                    17,666       148,218
Manpower, Inc. *                                                              11,755       435,993
MPS Group, Inc. *                                                             15,542       106,929
Reynolds & Reynolds Company, Class A *                                        10,171       290,484
Rollins, Inc. * (a)                                                            6,844       129,009
Sothebys Holdings, Inc., Class A *                                             9,493        70,628
The BISYS Group, Inc. *                                                       18,208       334,481
The Titan Corp. *                                                             12,059       124,087
Valassis Communications, Inc. *                                                7,907       203,368
Viad Corp. *                                                                  13,436       300,832
Wind River Systems, Inc. *                                                    11,640        44,348
                                                                                        ----------
                                                                                         6,754,584

CELLULAR COMMUNICATIONS - 0.43%
RF Micro Devices, Inc. * (a)                                                  27,803       167,374
Telephone & Data Systems, Inc. * (a)                                           8,731       433,931
                                                                                        ----------
                                                                                           601,305

CHEMICALS - 1.94%
Airgas, Inc.                                                                  10,943       183,295
Albemarle Corp.                                                                6,262       175,148
Cabot Corp. *                                                                  9,381       269,235
Cabot Microelectronics Corp. * (a)                                             3,703       186,890
Crompton Corp. *                                                              17,360       122,388
Cytec Industries, Inc. *                                                       5,853       197,831
Ferro Corp. *                                                                  6,182       139,281
FMC Corp. *                                                                    5,342       120,890
IMC Global, Inc. *                                                            17,468       117,210
Lubrizol Corp.                                                                 7,829       242,621
Lyondell Chemical Company *                                                   24,491       331,363
Minerals Technologies, Inc.                                                    3,053       148,559
Olin Corp. * (a)                                                               8,811       150,668
Valspar Corp. *                                                                7,674       323,996
                                                                                        ----------
                                                                                         2,709,375
COAL - 0.32%
Arch Coal, Inc. * (a)                                                          7,954       182,783
Peabody Energy Corp. *                                                         7,966       267,578
                                                                                        ----------
                                                                                           450,361
COLLEGES & UNIVERSITIES - 0.58%
Career Education Corp. *                                                       7,080       484,414
Corinthian Colleges, Inc. *                                                    6,657       323,330
                                                                                        ----------
                                                                                           807,744

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                              SHARES      VALUE
                                                                              ------      -----
COMPUTERS & BUSINESS EQUIPMENT - 3.53%
3Com Corp. *                                                                  55,015    $  257,470
Avocent Corp. (a)                                                              6,969       208,582
CDW Corp. *                                                                   12,727       582,897
Diebold, Inc. *                                                               10,976       474,712
DST Systems, Inc. *                                                           18,046       685,748
Fair Isaac Corp. * (a)                                                         7,170       368,897
GTECH Holdings Corp. *                                                         8,618       324,468
Henry, Jack & Associates, Inc. *                                              13,352       237,532
Infocus Corp. *                                                                6,420        30,302
National Instruments Corp. (a)                                                 7,824       295,591
Plexus Corp. *                                                                 6,551        75,533
Quantum Corp. *                                                               26,198       106,102
Sandisk Corp. * (a)                                                           10,541       425,329
Storage Technology Corp. *                                                    16,531       425,508
Sybase, Inc. *                                                                14,334       199,386
Tech Data Corp. *                                                              8,602       229,759
                                                                                        ----------
                                                                                         4,927,816

CONSTRUCTION MATERIALS - 0.36%
Granite Construction, Inc. * (a)                                               6,309       120,880
Martin Marietta Materials, Inc. *                                              7,429       249,689
Trinity Industries, Inc. * (a)                                                 6,964       128,904
                                                                                        ----------
                                                                                           499,473

CONSTRUCTION & MINING EQUIPMENT - 0.20%
National Oilwell, Inc.                                                        12,802       281,644
                                                                                        ----------

CONTAINERS & GLASS - 0.51%
Longview Fibre Company *                                                       7,392        60,614
Packaging Corp. of America *                                                  15,918       293,369
Sonoco Products Company *                                                     14,700       353,094
                                                                                        ----------
                                                                                           707,077

CRUDE PETROLEUM & NATURAL GAS - 1.63%
Helmerich & Payne, Inc. *                                                      7,601       221,949
Patterson-UTI  Energy, Inc. *                                                 12,211       395,636
Pioneer Natural Resources Company                                             17,875       466,538
Valero Energy Corp. *                                                         17,362       630,761
XTO Energy, Inc. *                                                            27,896       560,989
                                                                                        ----------
                                                                                         2,275,873

DOMESTIC OIL - 1.18%
Forest Oil Corp. *                                                             7,313       183,703
Murphy Oil Corp. *                                                            13,945       733,507
Noble Energy, Inc.                                                             8,723       329,729
Pogo Producing Company                                                         9,404       402,021
                                                                                        ----------
                                                                                         1,648,960

DRUGS & HEALTH CARE - 0.87%
Edwards Lifesciences Corp. *                                                   9,265       297,777
Hillenbrand Industries, Inc. *                                                 9,393       473,877
Pacificare Health Systems, Inc. * (a)                                          5,632       277,827
Perrigo Company *                                                             10,549       164,986
                                                                                        ----------
                                                                                         1,214,467

EDUCATIONAL SERVICES - 0.49%
DeVry, Inc.                                                                   10,627       247,503
Education Management Corp. *                                                   5,421       288,289
Sylvan Learning Systems, Inc. *                                                6,221       142,087
                                                                                        ----------
                                                                                           677,879
ELECTRICAL EQUIPMENT - 0.63%
AMETEK, Inc. *                                                                 5,008       183,543
Energizer Holdings, Inc. *                                                    12,754       400,476
Hubbell, Inc., Class B *                                                       9,013       298,330
                                                                                        ----------
                                                                                           882,349

ELECTRIC UTILITIES - 3.60%
ALLETE, Inc.                                                                  13,082       347,327
Alliant Corp. * (a)                                                           14,086       268,057
Black Hills Corp.                                                              4,866       149,386
DPL, Inc.                                                                     19,209       306,191
DQE, Inc. * (a)                                                               11,353       171,090
Great Plains Energy, Inc. *                                                   10,515       303,673
Hawaiian Electric Industries, Inc. *                                           5,642       258,686
IDACORP, Inc. * (a)                                                            5,792       152,040
Northeast Utilities *                                                         20,213       338,366
NSTAR * (a)                                                                    8,064       367,315
OGE Energy Corp. * (a)                                                        12,021       256,889
Pepco Holdings, Inc.                                                          25,901       496,263
PNM Resources, Inc. *                                                          5,944       159,002
Puget Energy, Inc. *                                                          14,264       340,482
Quanta Services, Inc. * (a)                                                   17,622       125,116
Sierra Pacific Resources * (a)                                                17,826       105,886
Westar Energy, Inc. * (a)                                                     10,918       177,199
Wisconsin Energy Corp. *                                                      17,678       512,662
WPS Resources Corp. *                                                          4,899       196,940
                                                                                        ----------
                                                                                         5,032,570

ELECTRONICS - 2.36%
Arrow Electronics, Inc.                                                       15,318       233,446
Avnet, Inc. *                                                                 18,148       230,117
Imation Corp. *                                                                5,412       204,682
Kemet Corp.                                                                   13,105       132,360
L-3 Communications Holdings, Inc. * (a)                                       14,518       631,388
Mentor Graphics Corp. *                                                       10,240       148,275
Polycom, Inc. *                                                               15,011       208,052
Sequa Corp., Class A *                                                         1,525        52,308
Synopsys, Inc. *                                                              11,371       703,296
Teleflex, Inc. *                                                               6,003       255,428
Varian, Inc. *                                                                 5,149       178,516
Vishay Intertechnology, Inc. *                                                24,262       320,258
                                                                                        ----------
                                                                                         3,298,126

ENERGY - 0.68%
Energy East Corp. *                                                           22,116       459,128
Hanover Compressor Company * (a)                                              10,115       114,300
MDU Resources Group, Inc. *                                                   11,284       377,901
                                                                                        ----------
                                                                                           951,329

FINANCIAL SERVICES - 3.48%
A.G. Edwards, Inc. *                                                          12,180       416,556
Americredit Corp. * (a)                                                       23,744       203,011
Compass Bancshares, Inc. *                                                    19,293       673,904
E TRADE Group, Inc. *                                                         54,364       462,094
Eaton Vance Corp. *                                                           10,530       332,748
IndyMac Bancorp, Inc. *                                                        8,386       213,172
Investment Technology Group, Inc. *                                            7,172       133,399
LaBranche & Company, Inc. * (a)                                                9,046       187,162
Legg Mason, Inc. *                                                             9,848       639,628
Leucadia National Corp. *                                                      9,066       336,530
Neuberger Berman, Inc. *                                                      10,682       426,319
SEI Investment Company *                                                      15,928       509,696
Waddell & Reed Financial, Inc., Class A *                                     12,488       320,567
                                                                                        ----------
                                                                                         4,854,786

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
FOOD & BEVERAGES - 2.69%
Bob Evans Farms, Inc.                                          5,324      $    147,102
Constellation Brands, Inc., Class A *                         14,346           450,464
Dean Foods Company *                                          20,517           646,285
Hormel Foods Corp. *                                          21,044           498,743
Interstate Bakeries Corp. *                                    6,837            86,830
PepsiAmericas, Inc. *                                         21,871           274,700
Sensient Technologies Corp. * (a)                              7,163           163,460
Smithfield Foods, Inc. *                                      16,636           381,297
The J.M. Smucker Company *                                     7,568           301,888
Tootsie Roll Industries, Inc. *                                7,907           241,084
Tyson Foods, Inc., Class A *                                  53,296           566,004
                                                                          ------------
                                                                             3,757,857

FOREST PRODUCTS - 0.15%
Rayonier, Inc. *                                               6,349           209,500
                                                                          ------------

FURNITURE & FIXTURES - 0.16%
Furniture Brands International, Inc. *                         8,454           220,649
                                                                          ------------

GAS & PIPELINE UTILITIES - 2.26%
AGL Resources, Inc. *                                          9,640           245,242
Aquila, Inc. * (a)                                            30,028            77,472
Equitable Resources, Inc. *                                    9,500           387,030
National Fuel Gas Company *                                   12,285           320,024
ONEOK, Inc. * (a)                                             11,376           223,311
Philadelphia Suburban Corp. *                                 10,359           252,552
Questar Corp. *                                               12,564           420,517
SCANA Corp. *                                                 16,845           577,447
Vectren Corp. * (a)                                           10,348           259,217
Western Gas Resources, Inc. * (a)                              5,036           199,426
WGL Holdings, Inc. * (a)                                       7,385           197,180
                                                                          ------------
                                                                             3,159,418

HEALTHCARE PRODUCTS - 2.95%
Apogent Technologies, Inc. *                                  14,966           299,320
Beckman Coulter, Inc. *                                        9,271           376,773
Cytyc Corp. *                                                 17,048           179,345
DENTSPLY International, Inc. *                                11,959           489,123
Henry Schein, Inc. *                                           6,720           351,725
Mylan Laboratories, Inc.                                      27,937           971,370
Patterson Dental Company *                                    10,341           469,275
STERIS Corp. *                                                10,570           244,061
Varian Medical Systems, Inc. *                                10,381           597,634
VISX, Inc. *                                                   7,805           135,417
                                                                          ------------
                                                                             4,114,043

HEALTHCARE SERVICES - 3.21%
AdvancePCS *                                                  13,698           523,674
Apria Healthcare Group, Inc. *                                 8,370           208,246
Coventry Health Care, Inc. *                                   8,969           414,009
Express Scripts, Inc. * (a)                                   11,869           809,584
First Health Group Corp. *                                    14,499           400,172
Health Net, Inc. *                                            17,607           580,151
Lincare Holdings, Inc. *                                      15,923           501,734
Omnicare, Inc.                                                15,249           515,264
Oxford Health Plans, Inc. *                                   12,663           532,226
                                                                          ------------
                                                                             4,485,060

HOLDINGS COMPANIES/CONGLOMERATES - 0.07%
Horace Mann Educators Corp. *                                  6,477           104,474
                                                                          ------------

HOMEBUILDERS - 1.40%
Clayton Homes, Inc. *                                         20,697           259,748
D.R. Horton, Inc. *                                           22,333           627,557
Lennar Corp. *                                                10,730           767,195
Toll Brothers, Inc. *                                         10,623           300,737
                                                                          ------------
                                                                             1,955,237

HOTELS & RESTAURANTS - 2.37%
Applebee's International, Inc. *                               8,434           265,081
Brinker International, Inc. *                                 14,760           531,655
CBRL Group, Inc. *                                             7,511           291,877
Extended Stay America, Inc. *                                 14,277           192,597
Krispy Kreme Doughnuts, Inc. * (a)                             8,819           363,166
Mandalay Resort Group * (a)                                    9,019           287,255
Outback Steakhouse, Inc.                                      11,480           447,720
Park Place Entertainment Corp. *                              45,743           415,804
Ruby Tuesday, Inc. *                                           9,727           240,549
The Cheesecake Factory, Inc. * (a)                             7,785           279,404
                                                                          ------------
                                                                             3,315,108

HOUSEHOLD PRODUCTS - 0.48%
Blyth Industries, Inc. *                                       7,004           190,509
Church & Dwight, Inc. *                                        6,103           199,751
Dial Corp. *                                                  14,519           282,395
                                                                          ------------
                                                                               672,655

INDUSTRIAL MACHINERY - 1.28%
AGCO Corp. *                                                  11,427           195,173
Cooper Cameron Corp. *                                         8,313           418,809
Donaldson Company, Inc.                                        6,611           293,859
Flowserve Corp. *                                              8,389           165,012
FMC Technologies, Inc. *                                      10,026           211,047
Grant Prideco, Inc. *                                         18,440           216,670
Kennametal, Inc.                                               5,374           181,856
Tecumseh Products Company, Class A *                           2,806           107,498
                                                                          ------------
                                                                             1,789,924

INDUSTRIALS - 0.44%
Fastenal Company * (a)                                        11,529           391,294
Harsco Corp.                                                   6,158           221,996
                                                                          ------------
                                                                               613,290

INSURANCE - 4.43%
Allmerica Financial Corp. * (a)                                8,063           145,053
American Financial Group, Inc.                                10,572           241,042
Amerus Group Company * (a)                                     5,940           167,449
Arthur J. Gallagher & Company *                               13,689           372,341
Brown & Brown, Inc. *                                         10,350           336,375
Everest Re Group, Ltd. *                                       8,421           644,206
Fidelity National Financial, Inc.                             20,519           631,164
First American Financial Corp.                                11,593           305,476
HCC Insurance Holdings, Inc. (a)                               9,552           282,453
Mony Group, Inc. * (a)                                         7,122           191,938
Ohio Casualty Corp. * (a)                                      9,233           121,691
Old Republic International Corp. *                            18,342           628,580
Protective Life Corp.                                         10,473           280,153
Radian Group, Inc. *                                          14,189           520,027
Stancorp Financial Group, Inc. *                               4,424           231,021
The PMI Group, Inc. *                                         13,520           362,877
Unitrin, Inc. *                                               10,253           278,061
W.R. Berkley Corp. *                                           8,412           443,312
                                                                          ------------
                                                                             6,183,219

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
INTERNATIONAL OIL - 0.55%
Weatherford International, Ltd. *                             18,358      $    769,200
                                                                          ------------

INTERNET CONTENT - 0.13%
Overture Services, Inc. * (a)                                  9,681           175,517
                                                                          ------------

INTERNET SOFTWARE - 0.78%
Checkfree Corp. * (a)                                         12,041           335,221
Internet Security Systems, Inc. *                              7,542           109,284
Macromedia, Inc. *                                             9,390           197,566
Networks Associates, Inc. *                                   23,771           301,416
Retek, Inc. *                                                  8,201            52,486
RSA Security, Inc. * (a)                                       8,813            94,740
                                                                          ------------
                                                                             1,090,713

LEISURE TIME - 0.41%
Callaway Golf Company *                                       11,463           151,541
International Speedway Corp., Class A *                        8,080           319,241
Six Flags, Inc. *                                             14,091            95,537
                                                                          ------------
                                                                               566,319

MANUFACTURING - 1.06%
Carlisle Companies, Inc. *                                     4,660           196,465
Lancaster Colony Corp. *                                       5,454           210,852
Nordson Corp.                                                  5,120           122,112
Pentair, Inc. *                                                7,501           292,989
SPX Corp. *                                                   11,862           522,640
York International Corp. *                                     6,022           140,915
                                                                          ------------
                                                                             1,485,973

MEDICAL-HOSPITALS - 0.75%
Community Health Systems, Inc. *                              14,932           290,129
Lifepoint Hospitals, Inc. * (a)                                6,017           125,996
Triad Hospitals, Inc. *                                       11,396           282,849
Universal Health Services, Inc., Class B *                     8,893           352,340
                                                                          ------------
                                                                             1,051,314

METAL & METAL PRODUCTS - 0.18%
Precision Castparts Corp. *                                    8,020           249,422
                                                                          ------------

NEWSPAPERS - 0.94%
Lee Enterprises, Inc.                                          6,754           253,478
Washington Post Company, Class B *                             1,448         1,061,239
                                                                          ------------
                                                                             1,314,717

OFFICE FURNISHINGS & SUPPLIES - 0.35%
Herman Miller, Inc. *                                         11,050           223,320
HON Industries, Inc. *                                         8,838           269,559
                                                                          ------------
                                                                               492,879

PAPER - 0.44%
Bowater, Inc. *                                                8,407           314,842
P.H. Glatfelter Company *                                      6,727            99,223
Potlatch Corp. * (a)                                           4,337           111,678
Wausau-Mosinee Paper Corp. *                                   7,914            88,637
                                                                          ------------
                                                                               614,380

PETROLEUM SERVICES - 1.52%
ENSCO International, Inc. *                                   22,711           610,926
Pride International, Inc. *                                   20,390           383,740
Smith International, Inc. *                                   15,501           569,506
Tidewater, Inc. *                                              9,203           270,292
Varco International, Inc. *                                   14,788           289,845
                                                                          ------------
                                                                             2,124,309
PHARMACEUTICALS - 2.94%
Barr Laboratories, Inc.                                       10,076           659,978
Gilead Sciences, Inc. *                                       30,404         1,689,854
ICN Pharmaceuticals, Inc.                                     12,739           213,506
Ivax Corp. * (a)                                              29,632           528,931
Pharmaceutical Resources, Inc. *                               5,060           246,220
Sepracor, Inc. *                                              12,819           231,126
SICOR, Inc. *                                                 17,903           364,147
Vertex Pharmaceuticals, Inc. *                                11,648           170,061
                                                                          ------------
                                                                             4,103,823

POLLUTION CONTROL - 0.57%
Republic Services, Inc. *                                     24,371           552,490
Stericycle, Inc. *                                             6,195           238,384
                                                                          ------------
                                                                               790,874

PUBLISHING - 0.42%
Media General, Inc., Class A *                                 3,549           203,003
Readers Digest Association, Inc., Class A *                   14,897           200,811
Scholastic Corp. * (a)                                         5,960           177,489
                                                                          ------------
                                                                               581,303

RAILROADS & EQUIPMENT - 0.09%
GATX Corp. * (a)                                               7,445           121,726
                                                                          ------------

REAL ESTATE - 1.42%
AMB Property Corp., REIT *                                    12,301           346,519
Hospitality Properties Trust, SBI *                            9,501           296,906
Liberty Property Trust, REIT *                                11,913           412,190
Mack-California Realty Corp., REIT *                           8,759           318,653
New Plan Excel Realty Trust, Inc. *                           14,735           314,592
United Dominion Realty Trust, Inc., REIT *                    17,050           293,601
                                                                          ------------
                                                                             1,982,461

RETAIL GROCERY - 0.39%
Ruddick Corp. *                                                7,034           110,574
Whole Foods Market, Inc. *                                     9,035           429,434
                                                                          ------------
                                                                               540,008

RETAIL TRADE - 4.27%
99 Cents Only Stores * (a)                                    10,728           368,185
Abercrombie & Fitch Company, Class A                          14,859           422,144
American Eagle Outfitters, Inc. *                             10,796           195,624
Barnes & Noble, Inc. *                                         9,865           227,388
BJ's Wholesale Club, Inc. *                                   10,520           158,431
Borders Group, Inc. *                                         11,741           206,759
CarMax, Inc. *                                                15,689           473,023
Chico's FAS, Inc. * (a)                                       13,030           274,282
Claire's Stores, Inc. *                                        7,421           188,197
Dollar Tree Stores, Inc. *                                    17,377           551,372
Longs Drug Stores Corp.                                        5,837            96,894
Michael's Stores, Inc. *                                      10,134           385,700
Payless ShoeSource, Inc. *                                    10,322           129,025
PETsMART, Inc. *                                              21,392           356,605
Pier 1 Imports, Inc. *                                        13,641           278,276
Ross Stores, Inc. *                                           11,719           500,870
Saks, Inc. *                                                  21,670           210,199
The Neiman Marcus Group, Inc., Class A                         7,221           264,289
United Rentals, Inc. *                                        11,712           162,680
Williams-Sonoma, Inc. *                                       17,492           510,766
                                                                          ------------
                                                                             5,960,709

SEMICONDUCTORS - 2.95%
Atmel Corp.                                                   71,161           180,037

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
SEMICONDUCTORS - CONTINUED
Credence Systems Corp. * (a)                                   9,556      $     80,939
Cree, Inc. * (a)                                              11,140           181,359
Cypress Semiconductor Corp. (a)                               19,138           229,656
Fairchild Semiconductor Corp., Class A *                      17,808           227,764
Integrated Circuit Systems, Inc. *                            10,291           323,446
Integrated Device Technology, Inc.                            15,727           173,783
International Rectifier Corp. *                                9,750           261,495
Intersil Corp., Class A *                                     20,800           553,488
Lam Research Corp. *                                          19,269           350,888
Lattice Semiconductor Corp.                                   17,082           140,585
LTX Corp. * (a)                                                7,506            64,702
Micrel, Inc. *                                                13,990           145,356
Microchip Technology, Inc. *                                  30,975           758,888
Semtech Corp. *                                               11,148           158,748
Silicon Laboratories, Inc. * (a)                               7,450           198,468
Triquint Semiconductor, Inc. *                                20,585            85,634
                                                                          ------------
                                                                             4,115,236

SOFTWARE - 0.72%
Activision, Inc.                                              15,078           194,808
Advent Software, Inc. * (a)                                    4,746            80,255
Ascential Software Corp. * (a)                                 8,928           146,776
Keane, Inc. * (a)                                             10,144           138,263
Macrovision Corp.                                              7,379           146,990
McDATA Corp., Class A *                                       17,391           255,126
Transaction Systems Architects, Inc., Class A *                5,462            48,939
                                                                          ------------
                                                                             1,011,157

STEEL - 0.08%
Alaska Steel Holding Corp. *                                  17,471            63,245
Carpenter Technology Corp. *                                   3,446            53,758
                                                                          ------------
                                                                               117,003

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.71%
ADTRAN, Inc. * (a)                                             5,751           293,416
Advanced Fibre Communications, Inc. *                         12,918           210,176
Commscope, Inc. *                                              9,114            86,583
Newport Corp. *                                                5,875            86,950
Plantronics, Inc. * (a)                                        6,652           144,149
Powerwave Technologies, Inc. *                                 9,701            60,825
Price Communications Corp. *                                   8,279           106,882
                                                                          ------------
                                                                               988,981

TELEPHONE - 0.38%
Cincinnati Bell, Inc. * (a)                                   33,253           222,795
Harris Corp. *                                                10,099           303,475
                                                                          ------------
                                                                               526,270

TIRES & RUBBER - 0.08%
Bandag, Inc. * (a)                                             2,914           108,605
                                                                          ------------

TOBACCO - 0.11%
Universal Corp. *                                              3,778           159,809
                                                                          ------------

TRANSPORTATION - 0.80%
Airborne, Inc. *                                               7,360           153,824
Alexander & Baldwin, Inc. *                                    6,290           166,874
C. H. Robinson Worldwide, Inc. *                              12,828           456,164
J.B. Hunt Transport Services, Inc.                             5,983           225,858
Overseas Shipholding Group, Inc. * (a)                         5,238           115,288
                                                                          ------------
                                                                             1,118,008

TRUCKING & FREIGHT - 0.92%
CNF Transportation, Inc. *                                     7,534           191,213
EGL, Inc. *                                                    7,160           108,832
Expeditores International of
    Washington, Inc. *                                        15,879           550,048
Swift Transportation, Inc. *                                  12,624           235,059
Werner Enterprises, Inc. *                                     9,705           205,746
                                                                          ------------
                                                                             1,290,898

TOTAL COMMON STOCK
(Cost: $127,420,784)                                                      $121,385,840
                                                                          ------------

                                                         PRINCIPAL
                                                           AMOUNT            VALUE
                                                        ------------      ------------
SHORT TERM INVESTMENTS - 12.87%
Navigator Securities Lending Trust,
    1.14%                                               $ 15,478,111      $ 15,478,111
Federal Home Loan Bank
    Consolidated Discount Note,
    0.98% due 08/20/2003                                   1,300,000         1,298,050
Federal Home Loan Mortgage
    Discount Note, 1.14% due
    07/03/2003                                               600,000           599,962
U.S. Treasury Bills
    0.80% due 07/24/2003 ****                                500,000           499,640
    0.81% due 08/21/2003 ****                                100,000            99,877
                                                                          ------------
                                                                          $ 17,975,640

REPURCHASE AGREEMENTS - 0.23%
Repurchase Agreement with State
    Street Corp., dated 06/30/2003 at
    0.92% to be repurchased at
    $319,008 on 07/01/2003,
    collateralized by $225,000 U.S.
    Treasury Bonds, 8.125% due
    08/15/2019 (valued at $331,031,
    including interest).                                     319,000      $    319,000
                                                                          ------------

TOTAL INVESTMENTS   (MID CAP INDEX
TRUST) (Cost: $145,715,425)
                                                                          $139,680,480
                                                                          ============

TOTAL STOCK MARKET INDEX TRUST

                                                              SHARES         VALUE
                                                              ------      ------------
COMMON STOCK - 84.92%
ADVERTISING - 0.22%
Aquantive, Inc. * (a)                                            448      $      4,704
DoubleClick, Inc. * (a)                                        1,065             9,851
FindWhat.com * (a)                                               171             3,217
Getty Images, Inc. *                                             481            19,865
Grey Global Group, Inc. *                                         11             8,498
Lamar Advertising Company, Class A *                             722            25,422
Monster Worldwide, Inc. *                                        966            19,059
Omnicom Group, Inc. *                                          1,555           111,494
The Interpublic Group of Companies, Inc. *                     3,172            42,441
ValueClick, Inc. * (a)                                           640             3,859
                                                                          ------------
                                                                               248,410

AEROSPACE - 1.30%
AAR Corp. *                                                      519             3,664
Aeroflex, Inc.                                                   577             4,466
Alliant Techsystems, Inc. *                                      305            15,833
Curtiss Wright Corp. *                                           103             6,510

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
AEROSPACE - CONTINUED
DRS Technologies, Inc. *                                         176      $      4,914
EDO Corp. * (a)                                                  152             2,690
Esterline Technologies Corp. (a)                                 197             3,430
GenCorp, Inc. * (a)                                              441             3,920
General Dynamics Corp. *                                       1,661           120,422
Goodrich Corp. *                                               1,032            21,672
Heico Corp., Class A * (a)                                       285             2,551
Honeywell International, Inc.                                  7,107           190,823
Integrated Defense Technologies, Inc. *                          177             2,745
Ladish, Inc. *                                                   203             1,344
Lockheed Martin Corp. *                                        3,776           179,624
Moog, Inc., Class A                                              136             4,726
Mtc Technologies, Inc. *                                         118             2,768
Northrop Grumman Corp.                                         1,498           129,262
Orbital Sciences Corp., Class A * (a)                            492             3,592
Raytheon Company *                                             3,353           110,113
Rockwell Collins, Inc. *                                       1,511            37,216
Teledyne Technologies, Inc. *                                    285             3,734
Textron, Inc. *                                                1,123            43,819
The Boeing Company                                             6,982           239,622
Triumph Group, Inc. * (a)                                        169             4,761
United Defense Industries, Inc. *                                180             4,669
United Industrial Corp. *                                        142             2,315
United Technologies Corp. *                                    3,906           276,662
Verdian Corp. *                                                  343            11,967
Viasat, Inc. * (a)                                               278             3,987
Woodward Governor Company *                                       97             4,171
                                                                          ------------
                                                                             1,447,992

AGRICULTURE - 0.09%
Alico, Inc. * (a)                                                 96             2,370
Andersons Inc. *                                                 179             2,193
Bunge, Ltd. *                                                    775            22,165
Cadiz, Inc. *                                                    219                30
Delta & Pine Land Company *                                      378             8,308
Fresh Del Monte Produce, Inc. * (a)                              442            11,355
Lesco, Inc. *                                                    258             2,299
Monsanto Company *                                             2,135            46,201
Tejon Ranch Company * (a)                                        130             3,913
                                                                          ------------
                                                                                98,834

AIR TRAVEL - 0.19%
Airtran Holdings, Inc. * (a)                                     573             5,999
Alaska Air Group, Inc. (a)                                       194             4,161
Atlantic Coast Airlines Holdings, Inc. *                         426             5,747
Atlas Air Worldwide Holdings, Inc. * (a)                       1,370             2,014
Continental Airlines, Inc., Class B * (a)                        633             9,476
Delta Air Lines, Inc. * (a)                                    1,046            15,355
ExpressJet Holdings, Inc. *                                      518             7,822
Frontier Airlines, Inc. * (a)                                    429             3,895
JetBlue Airways Corp. * (a)                                      512            21,652
Mesa Air Group, Inc. * (a)                                       426             3,408
Northwest Airlines Corp., Class A (a)                            834             9,416
SkyWest, Inc. *                                                  515             9,816
Southwest Airlines Company *                                   6,373           109,616
UAL Corp. * (a)                                                1,266               994
                                                                          ------------
                                                                               209,371

ALUMINUM - 0.16%
Alcoa, Inc. *                                                  7,007           178,679
                                                                          ------------

APPAREL & TEXTILES - 0.45%
Brown Shoe, Inc. *                                               157             4,679
Cherokee Inc. *                                                  121             2,422
Cintas Corp. *                                                 1,401            49,651
Coach, Inc. *                                                    762            37,902
Columbia Sportswear Company *                                    342            17,582
FAB Industries, Inc. *                                           320             2,944
G & K Services, Class A *                                        165             4,884
Goodys Family Clothing, Inc. *                                   303             2,621
Guess, Inc. *                                                    592             3,552
Interface, Inc., Class A *                                       656             3,044
Jones Apparel Group, Inc. *                                    1,088            31,835
K-Swiss, Inc., Class A * (a)                                     162             5,592
Kellwood Company *                                               215             6,800
Liz Claiborne, Inc. *                                            914            32,219
Maxwell Shoe, Inc. *                                             177             2,549
Mohawk Industries, Inc.                                          548            30,430
Movado Group, Inc. *                                             126             2,741
Nautica Enterprises, Inc. *                                      300             3,849
NIKE, Inc., Class B                                            2,195           117,411
Oakley, Inc.                                                     733             8,627
Oshkosh B'Gosh, Inc., Class A *                                  174             4,698
Oxford Industries, Inc. * (a)                                    100             4,152
Phillips Van Heusen Corp. *                                      268             3,653
Polo Ralph Lauren Corp., Class A *                               375             9,671
Quiksilver, Inc. *                                               464             7,651
Reebok International, Ltd. *                                     481            16,176
Russell Corp. *                                                  284             5,396
Stage Stores, Inc. * (a)                                         161             3,784
Stride Rite Corp. *                                              389             3,836
The Gymboree Corp. *                                             242             4,061
Timberland Company, Class A *                                    298            15,752
Unifi, Inc. *                                                    754             4,675
V.F. Corp. *                                                     919            31,292
Warnaco Group, Inc. *                                            395             5,313
Wellco Enterprises, Inc. *                                       126             1,222
Wellman, Inc. *                                                  246             2,755
Weyco Group, Inc. *                                               41             1,886
Wolverine World Wide, Inc. *                                     341             6,568
                                                                          ------------
                                                                               503,875

AUTO PARTS - 0.33%
Advance Auto Parts, Inc. * (a)                                   317            19,305
Aftermarket Technology Corp. *                                   311             3,269
American Axle & Manufacturing Holdings, Inc. *                   437            10,444
Arvinmeritor, Inc. *                                             549            11,079
AutoZone, Inc. *                                                 803            61,004
BorgWarner, Inc. *                                               216            13,910
Collins & Aikman Corp. * (a)                                     616             1,817
CSK Auto Corp. * (a)                                             405             5,852
Dana Corp. *                                                   1,349            15,594
Delphi Corp.                                                   4,620            39,871
Eaton Corp. *                                                    573            45,044
Exide Technologies * (a)                                         159                46
Federal Mogul Corp. * (a)                                        299                99
Federal Signal Corp. * (a)                                       374             6,571
Gentex Corp. *                                                   664            20,325
Genuine Parts Company *                                        1,417            45,358
Insurance Auto Auctions, Inc. *                                  100             1,256
Keystone Automotive Industries, Inc. *                           126             2,301
Lear Corp. *                                                     562            25,863
Modine Manufacturing Company *                                   356             6,896
Raytech Corp. * (a)                                              378             1,607
Sports Resorts International, Inc. * (a)                         529             2,582
Standard Motor Products, Inc., Class A *                         252             2,797
Superior Industries International, Inc. *                        215             8,965
TBC Corp. *                                                      177             3,372

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
AUTO PARTS - CONTINUED
Visteon Corp. *                                                1,283      $      8,814
Vulcan International Corp. *                                      42             1,495
                                                                          ------------
                                                                               365,536

AUTO SERVICES - 0.05%
AutoNation, Inc. *                                             2,410            37,885
Copart, Inc. *                                                   788             7,447
Dollar Thrifty Automotive Group, Inc. * (a)                      201             3,728
Lithia Motors, Inc., Class A *                                   121             1,957
Miller Industries, Inc. (a)                                      583             1,988
                                                                          ------------
                                                                                53,005

AUTOMOBILES - 0.40%
Dura Automotive Systems, Inc. *                                  306             2,895
Ford Motor Company *                                          15,233           167,410
General Motors Corp. *                                         4,641           167,076
Marine Products Corp.                                            271             2,940
Monaco Coach Corp. * (a)                                         275             4,216
Monro Muffler Brake, Inc. *                                      100             2,826
O'Reilly Automotive, Inc. *                                      449            14,992
PACCAR, Inc. *                                                   947            63,847
Thor Industries, Inc. * (a)                                      235             9,593
United Auto Group, Inc. * (a)                                    404             8,799
Wabash National Corp. * (a)                                      294             4,125
                                                                          ------------
                                                                               448,719

BANKING - 6.01%
1St Source Corp. * (a)                                           236             4,380
1St Street Bancorp, Inc. *                                       115             2,932
ABC Bancorp * (a)                                                257             3,683
Abington Bancorp, Inc. *                                          97             2,464
Alabama National BanCorp *                                       100             4,848
Allegiant Bancorp, Inc. (a)                                      132             2,673
Amcore Financial, Inc. * (a)                                     196             4,563
American National Bankshares, Inc. * (a)                         100             2,689
AmSouth BanCorp *                                              2,859            62,441
Anchor BanCorp Wisconsin, Inc. *                                 204             4,874
Arrow Financial Corp. *                                           84             2,803
Associated Banc-Corp. *                                          569            21,121
Astoria Financial Corp. *                                        570            15,920
Bancfirst Corp. * (a)                                             61             3,163
Bancorpsouth, Inc. *                                             619            12,906
BancTrust Financial Group, Inc. * (a)                            145             2,285
Bank Mutual Corp. * (a)                                          199             6,467
Bank of America Corp.                                         12,492           987,243
Bank of Hawaii Corp. *                                           456            15,116
Bank of New York, Inc. *                                       6,363           182,936
Bank Of The Ozarks, Inc. * (a)                                    85             3,295
Bank One Corp. *                                               9,665           359,345
Bankatlantic Bancorp, Inc., Class A *                            424             5,041
Banknorth Group, Inc. *                                        1,254            32,002
BankUnited Financial Corp., Class A *                            195             3,929
Banner Corp. *                                                   114             2,336
Bar Harbor Bankshares *                                          134             2,848
Bay View Capital Corp. *                                         716             4,138
BB&T Corp.                                                     3,870           132,741
Bcsb Bankcorp, Inc.                                              151             2,265
Berkshire Hill Bancorp, Inc.                                      74             2,102
BOK Financial Corp. *                                            435            16,778
Boston Private Financial Holdings, Inc. * (a)                    190             4,005
Brookline Bancorp, Inc. *                                        433             6,062
Bryn Mawr Bank Corp. * (a)                                        64             2,372
California Independent Bancorp *                                  98             2,842
Camco Financial Corp. *                                          142             2,214
Camden National Corp. *                                          100             2,750
Capital City Bank Group, Inc. * (a)                              109             3,937
Capital Crossing Bank *                                           75             1,806
Capitol Bancorp, Ltd. * (a)                                      100             2,710
Capitol Federal Financial * (a)                                  580            16,304
Cascade Bancorp * (a)                                            142             2,461
Cascade Financial Corp. *                                        161             2,439
Cathay Bancorp, Inc. * (a)                                       155             6,910
Cavalry BanCorp, Inc. * (a)                                      120             2,026
CB Bancshares, Inc. *                                             43             2,665
CCBT Financial Companies, Inc. *                                 102             2,437
Center Bancorp, Inc. * (a)                                       161             2,434
Central Pacific Financial Corp. *                                140             3,878
Century Bancorp, Inc. *                                          141             4,199
Charter Financial Corp. * (a)                                    161             4,548
Chemical Financial Corp. *                                       190             5,662
Chester Valley Bancorp, Inc. * (a)                               115             2,198
Chesterfield Financial Corp. *                                   158             3,342
Chittenden Corp. *                                               228             6,236
Citizens Banking Corp. *                                         313             8,379
Citizens First Bancorp, Inc. * (a)                                94             2,053
City Holding Company *                                            90             2,634
City National Corp. *                                            374            16,665
CityBank *                                                        88             2,381
CNB Florida Bancshares, Inc. *                                   113             1,768
Coastal Financial Corp. *                                        165             2,130
CoBiz, Inc. * (a)                                                150             1,998
Colonial Bancgroup, Inc. *                                       931            12,913
Columbia Bancorp *                                               100             2,400
Columbia Banking System, Inc. *                                  138             2,472
Comerica, Inc. *                                               1,406            65,379
Commerce Bancorp, Inc. * (a)                                     516            19,144
Commerce Bancshares, Inc. *                                      497            19,358
Commercial Bankshares, Inc. *                                     72             2,140
Commercial Federal Corp. *                                       345             7,314
Commercial National Financial Corp. *                             95             2,501
Community Bancshares, Inc. *                                     135             2,180
Community Bank Systems, Inc. *                                    88             3,344
Community Banks, Inc. * (a)                                       87             2,587
Community First Bankshares, Inc.                                 331             9,036
Community Trust Bancorp, Inc. *                                  103             2,692
Connecticut Bancshares, Inc. *                                    96             3,768
Corus Bankshares, Inc. *                                          85             4,117
Covest Bancshares, Inc, *                                        147             3,638
Cullen Frost Bankers, Inc. *                                     384            12,326
CVB Financial Corp. * (a)                                        366             7,144
Digital Insight Corp. * (a)                                      259             4,934
Dime Community Bancorp, Inc. *                                   225             5,726
Doral Financial Corp. *                                          588            26,254
East Penn Financial Corp. *                                      297             2,596
East West Bancorp, Inc. *                                        190             6,867
EFC Bancorp, Inc. *                                              119             2,143
ESB Financial Corp. *                                            199             2,687
Exchange National Bancshares, Inc. * (a)                          49             2,728
F & M Bancorp *                                                  100             4,932
F.N.B. Corp. *                                                   259             7,837
FFLC Bancorp, Inc. * (a)                                         100             2,596
Fidelity Bankshares, Inc. *                                      127             2,832
Fidelity Southern Corp. *                                        233             2,689
Fifth Third Bancorp *                                          4,801           275,289
Financial Institutions, Inc. (a)                                 100             2,350
First Bancorp                                                     85             2,202
First Bancorp Puerto Rico *                                      335             9,196
First Bell Bancorp, Inc. * (a)                                   103             2,602

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
BANKING - CONTINUED
First Busey Corp. * (a)                                          109      $      2,642
First Citizens Bancshares, Inc. *                                 62             6,252
First Commonwealth Financial Corp. * (a)                         464             6,013
First Community Bancorp *                                        122             3,828
First Defiance Financial Corp. *                                 100             1,984
First Essex Bancorp, Inc. *                                       68             3,206
First Federal Bancshares of Arkansas, Inc. *                     118             3,747
First Federal Bankshares, Inc. *                                 133             2,328
First Federal Capital Corp. *                                    152             3,017
First Federal Financial Corp. * (a)                              110             3,594
First Financial BanCorp *                                        348             5,568
First Financial Bankshares, Inc. * (a)                           117             3,915
First Financial Corp.                                             52             2,751
First Financial Holdings, Inc. *                                  98             2,650
First Indiana Corp. * (a)                                        144             2,465
First M&F Corp. *                                                 64             2,094
First Merchants Corp. * (a)                                      121             2,942
First Midwest Bancorp, Inc. *                                    317             9,133
First Mutual Bancshares, Inc. * (a)                              143             2,860
First Niagara Financial Group, Inc. *                            572             7,985
First Oak Brook Bancshares, Inc., Class A *                      100             3,299
First of Long Island Corp. *                                      71             2,833
First Republic Bank * (a)                                        104             2,766
First Securityfed Financial, Inc. *                              100             2,491
First Sentinel Bancorp, Inc. * (a)                               200             3,194
First South Bancorp, Inc. * (a)                                   64             2,129
First Street Bancorporation *                                    100             2,751
First Tennessee National Corp. *                               1,026            45,052
First United Corp. *                                             100             2,127
First Virginia Banks, Inc. *                                     549            23,673
Firstfed America Bancorp, Inc. *                                  77             2,657
FirstMerit Corp. *                                               641            14,653
Flag Financial Corp. * (a)                                       141             1,933
Flagstar Bancorp, Inc. * (a)                                     502            12,274
FleetBoston Financial Corp. *                                  8,711           258,804
Floridafirst Bancorp, Inc.*                                       92             2,195
Flushing Financial Corp. *                                       126             2,793
FMS Financial  Corp. (a)                                          95             1,558
FNB Corp. of  North Carolina *                                    89             2,227
FNB Corp. of Virginia                                             78             2,111
FNB Financial Services Corp. *                                   200             3,984
Foothill Independent Bancorp *                                   135             2,500
Franklin Financial Corp. *                                        82             2,464
Frontier Financial Corp. * (a)                                   119             3,381
FSF Financial Corp. *                                             93             2,790
GBC Bancorp * (a)                                                 83             3,187
Georgia Financial, Inc. *                                        100             2,515
Glacier Bancorp, Inc. *                                          121             2,979
Gold Banc Corporation, Inc. * (a)                                391             4,109
Golden West Financial Corp. *                                  1,241            99,292
Greater Bay Bancorp * (a)                                        492            10,106
Greater Community Bancorp *                                      128             1,972
Greenpoint Financial Corp. *                                     763            38,867
Guaranty Federal Bancshares, Inc. *                              207             3,318
Hancock Holding Company *                                         85             4,000
Hanmi Financial Corp. *                                          136             2,376
Harleysville National Corp. *                                    144             3,897
Harleysville Savings Financial Corp. *                            85             2,170
Heritage Commerce Corp. *                                        198             2,414
Heritage Financial Corp. *                                       100             2,117
HF Financial Corp. *                                             143             2,545
Hibernia Corp., Class A *                                      1,213            22,028
Hingham Institution for Savings *                                 86             3,010
HMN Financial Inc. *                                             113             2,192
Home Federal Bancorp *                                           100             2,428
Hopfed Bancorp, Inc. *                                           135             2,160
Horizon Financial Corp. *                                        160             2,525
Hudson City Bancorp, Inc.                                      1,524            38,969
Hudson River Bancorp, Inc.                                       117             3,267
Hudson United Bancorp *                                          344            11,748
Huntington Bancshares, Inc. *                                  1,813            35,390
IBERIABANK Corp.                                                  57             2,782
Independence Community Bank Corp. *                              447            12,614
Independent Bank Corp. - MA *                                    184             4,157
Independent Bank Corp. - MI                                      172             4,419
Integra Bank Corp. * (a)                                         196             3,373
Interchange Financial Services Corp.                             132             2,616
Investors Financial Services Corp. * (a)                         549            15,926
Irwin Financial Corp. (a)                                        235             6,087
KeyCorp *                                                      3,453            87,257
Klamath First Bancorp, Inc. *                                    139             2,306
Lakeland Financial Corp.                                         100             3,038
Landmark Bancorp, Inc. *                                          95             2,578
Leesport Financial Corp. *                                       117             2,223
Local Financial Corp.                                            156             2,253
M&T Bank Corp. *                                                 960            80,851
MAF Bancorp, Inc. * (a)                                          175             6,487
Main Street Banks, Inc. * (a)                                    139             3,517
MainSource Financial Group, Inc. *                               115             2,803
Marshall & Ilsley Corp. *                                      1,764            53,943
MassBank Corp. *                                                  75             2,713
MB Financial, Inc. *                                             152             6,086
Mercantile Bankshares Corp. *                                    515            20,281
Metrocorp Bancshares Inc. *                                      300             3,630
Mid Penn Bancorp, Inc. *                                         191             4,154
Mid-State Bancshares *                                           169             3,338
Midwest Banc Holdings, Inc. (a)                                  158             3,068
Monterey Bay Bancorp, Inc. *                                      76             1,953
Mutualfirst Financial, Inc. * (a)                                104             2,428
Nara Bancorp Inc. *                                              129             2,451
NASB Financial, Inc.                                              92             2,668
National City Corp. *                                          5,056           165,382
National Commerce Financial Corp. *                            1,661            36,858
National Penn Bancshares, Inc. * (a)                             196             5,504
Netbank, Inc.                                                    441             5,804
New York Community Bancorp, Inc. *                             1,110            32,290
Newmil Bancorp Inc.                                              183             4,008
North Fork BanCorp, Inc. *                                     1,254            42,711
North Valley Bancorp *                                           165             2,475
Northern States Financial Corp. *                                134             3,814
Northern Trust Corp.                                           1,802            75,306
Northrim Bancorp, Inc. *                                         247             4,478
Northwest Bancorp, Inc. *                                        410             6,560
Norwood Finance Corp. *                                          130             3,029
Nsd Bancorp, Inc. *                                               82             2,181
Oak Hill Financial, Inc. * (a)                                   100             2,503
Oceanfirst Financial Corp.                                       119             2,987
Ohio Valley Banc Corp. *                                         100             2,300
Old National Bancorp * (a)                                       487            11,201
Old Second Bancorp, Inc.                                          69             2,957
Omega Financial Corp.                                             64             2,189
Oriental Financial Group, Inc. *                                  81             2,081
PAB Bankshares, Inc. * (a)                                       175             2,273
Pacific Capital Bancorp *                                        282             9,884
Pacific Northwest Bancorp *                                      109             3,789
Pacific Union Bank *                                             160             2,173
Pamrapo Bancorp,  Inc. *                                         175             3,028
Park National Corp. * (a)                                         96            10,968

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
BANKING - CONTINUED
Partners Trust Financial Group *                                 129      $      2,461
Patriot Bank Corp. *                                             110             1,979
Peapack Gladstone Financial, Corp. * (a)                          68             2,178
Pennrock Financial Services, Corp. *                              75             2,026
Pennsylvania Commerce Bancorp, Inc. * (a)                         65             2,522
People's Bank Corp. *                                            443            12,843
Peoples Bancorp *                                                185             3,839
Peoples Bancorp of North Carolina *                              149             2,552
Peoples Bancorp, Inc. *                                           93             2,350
Peoples Banctrust, Inc. *                                        136             2,040
Peoples Holding Company * (a)                                     52             2,301
PFF Bancorp, Inc. *                                               92             3,556
Popular, Inc. *                                                1,032            39,825
Port Financial Corp. *                                            55             2,963
Princeton National Bancorp, Inc. *                               201             5,065
PrivateBankcorp, Inc. * (a)                                       85             2,318
Progress Financial Corp. * (a)                                   182             2,488
Prosperity Bancshares, Inc. *                                    200             3,850
Provident Bancorp, Inc. * (a)                                    100             3,210
Provident Bankshares Corp. *                                     201             5,107
Provident Financial Group, Inc. * (a)                            381             9,765
Provident Financial Holdings, Inc. *                              80             2,347
Pulaski Financial Corp. * (a)                                    106             2,898
Pvf Capital Corp. *                                              298             4,160
Quaker City Bancorp, Inc. *                                       66             2,709
R & G Financial Corp., Class B *                                 161             4,782
Redwood Empire Bancorp *                                          79             2,252
Republic Bancorp, Inc. *                                         475             6,374
Republic Bancorp, Inc., Class A (a)                              170             2,521
Republic Bancshares, Inc. *                                      100             2,501
Resourses Bankshares Corp. *                                      89             3,047
Riggs National Corp. *                                           214             3,257
Riverview Bancorp, Inc. *                                        134             2,451
Roslyn Bancorp, Inc. * (a)                                       564            12,120
Royal Bancshares Pennsylvania, Inc., Class A * (a)               114             2,434
S & T Bancorp, Inc. * (a)                                        215             5,897
Sandy Spring Bancorp, Inc. *                                     105             3,318
Santander Bancorp *                                              426             6,969
Savannah Bancorp, Inc. *                                         121             2,783
Seacoast Banking Corp. *                                         137             2,334
Security Bank Corp. *                                            100             3,481
Shore Bancshares,  Inc. * (a)                                     94             2,891
Silicon Valley Bancshares * (a)                                  308             7,333
Simmons First  National Corp., Class A *                         126             2,521
Sky Financial Group, Inc. *                                      672            14,596
Sound Federal Bancorp, Inc. * (a)                                220             2,990
South Financial Group, Inc. *                                    387             9,029
Southtrust Corp. *                                             2,816            76,595
Southwest BanCorp of Texas, Inc. *                               266             8,648
Southwest Georgia Financial Corp. * (a)                          132             2,673
Sovereign Bancorp, Inc. *                                      2,141            33,507
St. Francis Capital Corp. *                                       86             2,500
State Bancorp, Inc. * (a)                                        124             2,425
Staten Islands Bancorp, Inc. * (a)                               466             9,078
Sterling Bancorp *                                                98             2,733
Sterling Bancshares, Inc. *                                      372             4,866
Suffolk Bancorp *                                                 86             2,769
Summit Bankshares, Inc. *                                         96             2,254
Summit Financial Corp. * (a)                                     240             4,032
Sun Bancorp, Inc.  (a)                                           124             2,502
Sun Bancorp, Inc. of New Jersey *                                123             2,448
SunTrust Banks, Inc. *                                         2,316           137,431
Superior Financial Corp. *                                       112             2,688
Susquehanna Bancshares, Inc. * (a)                               290             6,771
TCF Financial Corp. *                                            555            22,111
Texas Regional Bancshares, Inc., Class A *                       246             8,536
TF Financial Corp. *                                              69             2,070
The Trust Company of New Jersey *                                143             4,333
Tib Financial Corp. *                                            141             2,369
Timberland Bancorp, Inc. *                                       106             2,397
Trico Bancshares *                                               100             2,543
Troy Financial Corp. * (a)                                       105             2,851
TrustCo Bank Corp. *                                             605             6,703
Trustmark Corp. *                                                444            11,309
U.S.B. Holding Company, Inc. *                                   211             3,745
UCBH Holdings, Inc. *                                            282             8,088
Umpqua Holdings Corp. *                                          246             4,672
Union Bankshares Corp. *                                         100             2,827
Union Planters Corp. *                                         1,565            48,562
UnionBanCal Corp. *                                            1,180            48,817
United Bankshares, Inc. *                                        293             8,394
United Community Banks, Inc. * (a)                               168             4,197
United National Bancorp *                                        134             3,697
Unizan Financial Corp. * (a)                                     151             2,653
US Bancorp *                                                  15,931           390,309
Vail Banks, Inc. * (a)                                           237             3,211
Valley National Bancorp *                                        702            18,498
W Holding Company, Inc. *                                        564             9,543
Wachovia Corp. *                                              11,311           451,988
Wainwright Bank & Trust Company *                                338             3,411
Warwick Community Bancorp *                                       76             2,223
Washington Banking Company *                                     159             2,425
Washington Federal, Inc. *                                       429             9,923
Washington Trust Bancorp, Inc. *                                  98             2,253
Waypoint Financial Corp. *                                       217             3,915
Webfiancial Corp. * (a)                                          134               335
Webster City Federal Bancorp *                                   124             2,604
Webster Financial Corp. *                                        294            11,113
Wells Fargo & Company *                                       14,068           709,027
Wesbanco, Inc. * (a)                                             166             4,034
West Bank Corp. *                                                240             3,768
West Coast Bancorp *                                             211             3,840
West Essex Bancorp, Inc. *                                        62             2,174
Westamerica BanCorp *                                            255            10,985
Westfield Financial, Inc. * (a)                                  117             2,201
WFS Financial, Inc. *                                            394            13,203
Whitney Holding Corp. *                                          296             9,463
Wilmington Trust Corp. *                                         483            14,176
Winton Financial Corp. *                                         190             2,356
Wintrust Financial Corp. * (a)                                   157             4,647
Woronoco Bancorp, Inc. *                                         101             2,907
WVS Financial Corp. * (a)                                        173             3,114
Yardville National Bancorp *                                     100             1,950
Zions BanCorp *                                                  735            37,198
                                                                          ------------
                                                                             6,674,102

BIOTECHNOLOGY - 1.28%
Acacia Research Corp. * (a)                                       61               146
Adolor Corp. * (a)                                               245             3,006
Affymetrix, Inc. * (a)                                           519            10,229
Amgen, Inc. *                                                 10,696           716,418
Applera Corp. - Celera Genomics Group                            725             7,482
Applera Corp.-Applied Biosystems Group                         1,764            33,569
Bio-Rad Laboratories, Inc., Class A *                            216            11,956
Biogen, Inc.                                                   1,227            46,626
Cell Therapeutics, Inc. * (a)                                    331             3,221
Cephalon, Inc. * (a)                                             479            19,716
Charles River Laboratories International, Inc. *                 355            11,424

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
BIOTECHNOLOGY - CONTINUED
Chiron Corp. *                                                 1,540      $     67,329
Ciphergen Biosystems, Inc. *                                     247             2,532
Covance, Inc. *                                                  526             9,521
CTI Molecular Imaging, Inc. * (a)                                360             6,808
Digene Corp. (a)                                                 147             4,003
Exact Sciences Corp. * (a)                                       166             1,819
Exelixis, Inc. *                                                 595             4,129
Genentech, Inc. *                                              1,836           132,412
Genzyme Corp. *                                                1,777            74,279
Human Genome Sciences, Inc. * (a)                              1,136            14,450
ICOS Corp. * (a)                                                 516            18,963
IDEC Pharmaceuticals Corp. *                                   1,263            42,942
Integra Lifesciences Holdings, Inc. *                            241             6,357
Intermune, Inc. * (a)                                            313             5,042
Invitrogen Corp. *                                               443            16,998
Lexicon Genetics, Inc. (a)                                       450             3,019
Martek Biosciences Corp. * (a)                                   245            10,520
Medarex, Inc. * (a)                                              769             5,068
MGI Pharma, Inc. * (a)                                           214             5,485
Millennium Pharmaceuticals, Inc. *                             2,385            37,516
Millipore Corp. *                                                402            17,837
Myriad Genetics, Inc. * (a)                                      193             2,627
Neose Technologies, Inc. * (a)                                   288             2,883
Neurocrine Biosciences, Inc. *                                   275            13,733
Protein Design Labs, Inc. *                                      744            10,401
Regeneration Technologies, Inc. *                                254             3,376
Sangstat Medical Corp. * (a)                                     227             2,971
Serologicals Corp. *                                             214             2,917
Sirna Therapeutics, Inc. * (a)                                   253             2,229
Tanox, Inc. * (a)                                                367             5,890
Telik, Inc. * (a)                                                290             4,660
Titan Pharmaceuticals, Inc. * (a)                                978             2,308
Transkaryotic Therapies, Inc. * (a)                              264             3,046
Trimeris, Inc. * (a)                                             170             7,766
Tularik, Inc. * (a)                                              607             6,034
Valentis, Inc. * (a)                                               5                19
                                                                          ------------
                                                                             1,421,682

BROADCASTING - 1.49%
Acacia Research Corp. * (a)                                      110               133
ACTV, Inc. * (a)                                                 243               238
Belo Corp., Class A *                                            977            21,846
Clear Channel Communications, Inc. *                           5,085           215,553
Cox Radio, Inc., Class A *                                       329             7,603
Crown Media Holdings, Inc., Class A * (a)                        524             2,164
Cumulus Media, Inc., Class A *                                   400             7,572
EchoStar Communications Corp., Class A *                       2,018            69,863
Emmis Communications Corp., Class A *                            427             9,800
Entercom Communications Corp. *                                  397            19,457
Entravision Communications Corp., Class A *                      722             8,195
Fox Entertainment Group, Inc., Class A *                       2,905            83,606
General Motors Corp., Class H *                                9,183           117,634
Gray Television, Inc., Class A * (a)                             234             2,878
Gray Television, Inc., Common *                                  175             2,170
Hearst Argyle Television, Inc.                                   735            19,036
Hispanic Broadcasting Corp. *                                    940            23,923
Liberty Media Corp., Series A                                 20,555           237,616
Mediacom Communications Corp., Class A *                         915             9,031
New Frontier Media, Inc. *                                       100               160
On Command Corp. * (a)                                         1,832             1,795
Paxson Communications Corp. *                                    530             3,175
Radio One, Inc., Class A *                                       936            16,717
Radio Unica Corp. *                                            1,986             1,688
Regent Communications, Inc. *                                    401             2,366
Saga Communications, Inc., Class A *                             206             4,007
Salem Communications Corp., Class A *                            149             2,982
Sinclair Broadcast Group, Inc., Class A * (a)                    362             4,203
Sirius Satellite Radio, Inc. * (a)                             7,592            12,830
Spanish Broadcasting Systems, Inc., Class A *                    323             2,632
UnitedGlobalCom, Inc., Class A * (a)                             945             4,886
Univision Communications, Inc., Class A * (a)                  1,889            57,426
Viacom, Inc., Class B *                                       14,642           639,270
Westwood One, Inc. *                                             895            30,367
XM Satellite Radio Holdings, Inc., Class A * (a)                 921            10,177
Young Broadcasting, Inc., Class A * (a)                          159             3,360
                                                                          ------------
                                                                             1,656,359

BUILDING MATERIALS & CONSTRUCTION - 0.20%
American Standard Companies, Inc. *                              597            44,136
Apogee Enterprises, Inc. *                                       372             3,356
Armstrong Holdings, Inc. * (a)                                   100               198
Dycom Industries, Inc. *                                         497             8,101
ElkCorp *                                                        181             4,073
Griffon Corp. *                                                  350             5,600
Haemonetics Corp.                                                214             4,002
Hughes Supply, Inc. *                                            189             6,558
Insituform Technologies, Inc., Class A * (a)                     225             3,978
Lennox International, Inc. * (a)                                 474             6,100
LSI Industries, Inc. *                                           157             1,743
Masco Corp. *                                                  4,064            96,927
NCI Building Systems, Inc.                                       202             3,373
Owens-Corning Corp. * (a)                                        200               168
RPM International, Inc. *                                        872            11,990
Standard-Pacific Corp. *                                         267             8,854
Trex Company, Inc. * (a)                                         125             4,906
WCI Commmunities, Inc. *                                         458             8,807
                                                                          ------------
                                                                               222,870

BUSINESS SERVICES - 2.17%
ABM Industries, Inc. * (a)                                       385             5,929
Activcard Corp. *                                                486             4,568
Acxiom Corp. *                                                   821            12,389
Administaff, Inc. * (a)                                          223             2,297
Advanced Marketing Services, Inc. * (a)                          320             4,160
ADVO, Inc. *                                                     165             7,326
Affiliated Computer Services, Inc., Class A,                   1,090            49,846
Alliance Data Systems Corp. *                                    107             2,504
Amerco * (a)                                                     339             2,414
American Management Systems, Inc. *                              483             6,897
AMR Corp. * (a)                                                1,387            15,257
Aramark Corp., Class B                                           719            16,120
Arbitron, Inc. *                                                 241             8,604
Automatic Data Processing, Inc. *                              4,975           168,453
Banta Corp. *                                                    205             6,636
BearingPoint, Inc. *                                           1,695            16,357
Black Box Corp. (a)                                              159             5,756
Bowne & Company, Inc. *                                          302             3,935
Braun Consulting, Inc. * (a)                                     100               170
Bright Horizons Family Solutions, Inc. *                         100             3,356
Brinks Company *                                                 492             7,168
Cadence Design Systems, Inc. *                                 2,259            27,244
Catalina Marketing Corp. *                                       425             7,501
Cendant Corp. *                                                8,554           156,709
Central Parking Corp. * (a)                                      374             4,623
Ceridian Corp. *                                               1,290            21,891
Certegy, Inc. *                                                  599            16,622
ChoicePoint, Inc. *                                              725            25,027
Clark, Inc. *                                                    205             2,450

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
BUSINESS SERVICES - CONTINUED
Coinstar, Inc. *                                                 189      $      3,565
Comdisco Holding Company, Inc. *                                 829               261
Compucom Systems, Inc. *                                         505             2,283
Compucredit Corp. * (a)                                          402             4,884
Computer Sciences Corp. *                                      1,545            58,895
Computer Task Group, Inc. *                                      956             2,715
Concord EFS, Inc. *                                            4,213            62,015
Convergys Corp. *                                              1,466            23,456
Corporate Executive Board Company *                              345            14,083
Costar Group, Inc. * (a)                                         174             5,196
CSG Systems International, Inc. *                                558             7,885
Deluxe Corp. *                                                   449            20,115
DiamondCluster International, Inc., Class A *                    649             2,408
Digimarc Corp. * (a)                                             160             2,512
Dun & Bradstreet Corp. *                                         642            26,386
eFunds Corp. *                                                   385             4,439
Electro Rent Corp. *                                             262             2,824
Electronic Data Systems Corp. *                                3,940            84,513
EMC Corp. *                                                   18,309           191,695
Ennis Business Forms, Inc. *                                     188             2,735
Entrust Technologies, Inc. *                                   1,116             3,281
Equifax, Inc. *                                                1,198            31,148
Euronet Worldwide, Inc. *                                        238             2,573
FactSet Research Systems, Inc. *  (a)                            273            12,026
Fidelity National Infomation Solutions, Inc. *                   345             8,998
First Data Corp. *                                             6,249           258,959
Fiserv, Inc. *                                                 1,577            56,157
Fluor Corp. *                                                    685            23,043
Forrester Research, Inc. *                                       214             3,501
Franklin Covey Company *                                         100               175
FTI Consulting, Inc. * (a)                                       342             8,540
Gartner Group, Inc., Class B *                                   679             5,092
Gevity HR, Inc. *                                                204             2,411
Global Payments, Inc. *                                          300            10,650
GSI Commerce, Inc. *                                             414             2,766
Harte-Hanks, Inc. *                                              746            14,174
Heidrick & Struggles International, Inc. * (a)                   228             2,877
Hewitt Associates, Inc. * (a)                                    218             5,134
Hollywood Media Corp. (a)                                      1,662             2,161
Hudson Highland Group, Inc. * (a)                                150             2,851
Information Holdings, Inc. *                                     194             3,540
Information Resources, Inc. * (a)                                716             2,828
Insight Enterprises, Inc. *                                      461             4,638
Intelidata Technologies Corp. * (a)                              894             2,736
Intelligroup, Inc. *                                           1,414             1,725
Iron Mountain, Inc. *                                            724            26,853
Jacobs Engineering Group, Inc. *                                 431            18,167
John H. Harland Company                                          241             6,305
Kelly Services, Inc., Class A                                    272             6,378
Korn/Ferry International * (a)                                   337             2,730
Kroll, Inc. (a)                                                  313             8,470
Labor Ready, Inc.                                                376             2,696
Legato Systems, Inc. * (a)                                     1,176             9,867
Lightbridge, Inc. *                                              392             3,434
Manpower, Inc. *                                                 605            22,439
MAXIMUS, Inc. * (a)                                              176             4,863
McGrath Rentcorp * (a)                                           100             2,674
Memberworks, Inc. * (a)                                          114             2,252
Moore Wallace, Inc.                                              124             1,820
MPS Group, Inc. *                                              1,053             7,245
Multi Color Corp. *                                              101             2,232
National Processing, Inc. * (a)                                  417             6,705
Navigant Consulting Company *                                    358             4,242
NCR Corp. *                                                      848            21,726
New England Business Service, Inc. *                             100             3,000
Niku Corp. * (a)                                                 388             1,765
On Assignment, Inc. (a)                                          442             1,768
Paxar Corp.                                                      363             3,993
Paychex, Inc. *                                                3,119            91,418
PDI, Inc. *                                                      100             1,016
PerkinElmer, Inc. *                                            1,130            15,605
Pitney Bowes, Inc. *                                           1,965            75,476
Pre-Paid Legal Services, Inc. (a)                                173             4,244
PRG-Schultz International, Inc. * (a)                            689             4,065
Protection One, Inc. *                                         1,622             1,590
Quest Software, Inc. * (a)                                       890            10,591
R.H. Donnelley Corp. * (a)                                       251             9,154
R.R. Donnelley & Sons Company *                                  959            25,068
Resource America, Inc. *                                         304             3,146
Resources Connection, Inc. *                                     197             4,700
Reynolds & Reynolds Company, Class A *                           598            17,079
Right Management Consultants, Inc. *                             190             2,404
Robert Half International, Inc. *                              1,462            27,690
Rollins, Inc. *                                                  365             6,880
Roto Rooter, Inc. *                                               74             2,826
Sapient Corp. *                                                1,368             3,789
Scansource, Inc. * (a)                                           109             2,916
Sciquest, Inc. *                                                  13                50
Seachange International, Inc. * (a)                              315             3,005
Service Master Company *                                       2,508            26,836
Sonicwall, Inc. * (a)                                            761             3,653
Sothebys Holdings, Inc., Class A *                               520             3,869
SOURCECORP, Inc. *                                               137             2,959
Spherion Corp. *                                                 566             3,934
SRA International, Inc., Class A *                               103             3,296
StarTek, Inc. *                                                  123             3,235
SunGuard Data Systems, Inc. *                                  2,335            60,500
Superior Consultant, Inc. *                                      725             2,175
Surmodics, Inc. * (a)                                            145             4,422
Sykes Enterprises, Inc. *                                        522             2,553
Systems & Computer Technology Corp. *                            391             3,519
TALX Corp. * (a)                                                 125             2,824
Teletech Holdings, Inc. *                                        788             3,333
The BISYS Group, Inc. *                                        1,057            19,417
The Titan Corp. *                                                623             6,411
Total Systems Services, Inc. * (a)                             1,705            38,021
Track Data Corp. *                                               300               261
Unisys Corp. *                                                 2,757            33,856
URS Corp. * (a)                                                  262             5,099
Valassis Communications, Inc. *                                  452            11,625
Vastera, Inc. * (a)                                              385             2,298
Viad Corp. *                                                     717            16,054
Virco Manufacturing Company * (a)                                331             2,105
Volt Information Sciences, Inc. *                                197             2,689
Wackenhut Corrections Corp. *                                    258             3,537
Waste Industries USA *                                           332             2,364
Watson Wyatt & Company Holdings, Class A *                       257             5,957
West Corp. *                                                     589            15,697
Whitman Education Group, Inc. * (a)                              212             3,254
Wind River Systems, Inc. *                                       990             3,772
Wireless Facilities, Inc. *                                      506             6,021
Workflow Management, Inc. *                                      100               345
                                                                          ------------
                                                                             2,407,804

CABLE AND TELEVISION - 1.26%
AOL Time Warner, Inc. *                                       37,162           597,937
Cablevision Systems New York Group, Class A * (a)
                                                               1,858            38,572

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
CABLE AND TELEVISION - CONTINUED
Charter Communications, Inc., Class A * (a)                    2,605      $     10,342
Comcast Corp., Class A *                                      19,190           579,154
Cox Communications, Inc., Class A *                            4,916           156,820
Insight Communications Company, Inc., Class A * (a)              446             5,878
Lin TV Corp. *                                                   205             4,828
McLeodUSA, Inc. * (a)                                          1,604             2,422
Pegasus Communications Corp. * (a)                                38             1,124
TiVo, Inc. *                                                     482             5,953
                                                                          ------------
                                                                             1,403,030

CELLULAR COMMUNICATIONS - 0.40%
AirGate PCS, Inc. * (a)                                          122               146
Alamosa Holdings, Inc. * (a)                                     857             1,320
AT&T Wireless Services, Inc. *                                22,509           184,799
Boston Communications Group, Inc. * (a)                          153             2,621
Leap Wireless International, Inc. *                              294                15
Nextel Communications, Inc., Class A *                         8,531           154,240
Nextel Partners, Inc., Class A * (a)                           1,373            10,023
RF Micro Devices, Inc. * (a)                                   1,466             8,825
Spectrasite, Inc. * (a)                                            4               102
Sprint Corp. (PCS Group) * (a)                                 8,287            47,650
Telephone & Data Systems, Inc. *                                 483            24,005
UbiquiTel, Inc. * (a)                                            849             1,274
Western Wireless Corp., Class A * (a)                            641             7,391
Wiltel Communications Group *                                    442             6,515
                                                                          ------------
                                                                               448,926

CHEMICALS - 1.13%
A. Schulman, Inc. *                                              302             4,850
Aceto Corp.                                                      121             2,232
Air Products & Chemicals, Inc. *                               1,864            77,542
Airgas, Inc.                                                     574             9,615
Albany Molecular Research, Inc. *                                312             4,711
Albemarle Corp.                                                  336             9,398
AmCol International Corp. *                                      303             2,333
American Vanguard Corp. *                                        105             1,932
Arch Chemicals, Inc. *                                           184             3,514
Ashland, Inc. *                                                  515            15,800
Cabot Corp. *                                                    547            15,699
Cabot Microelectronics Corp. * (a)                               198             9,993
Calgon Carbon Corp. *                                            608             3,496
Cambrex Corp. *                                                  212             4,880
Crompton Corp. *                                               1,047             7,381
Cytec Industries, Inc. *                                         307            10,377
Dow Chemical Company *                                         7,565           234,212
E.I. Du Pont De Nemours & Company *                            8,275           344,571
Eastman Chemical Company *                                       646            20,459
Engelhard Corp. *                                                998            24,720
Ethyl Corp. *                                                    226             2,222
Ferro Corp. *                                                    318             7,165
FMC Corp. *                                                      359             8,124
Georgia Gulf Corp. *                                             262             5,188
Great Lakes Chemical Corp. *                                     463             9,445
H.B. Fuller Company *                                            279             6,144
Hawkins, Inc. *                                                  394             3,948
Hercules, Inc.                                                 1,047            10,365
IMC Global, Inc. *                                             1,162             7,797
Lubrizol Corp.                                                   403            12,489
Lyondell Chemical Company *                                    1,382            18,698
MacDermid, Inc. *                                                263             6,917
Material Sciences Corp.                                          343             3,327
Millennium Chemicals, Inc. *                                     654             6,220
Minerals Technologies, Inc.                                      155             7,542
Mississippi Chemical Corp. *                                     230                14
Nl Industries, Inc.                                              406             6,902
Olin Corp. * (a)                                                 491             8,396
OM Group, Inc. (a)                                               314             4,625
Omnova Solutions, Inc. *                                         712             2,876
Penford Corp. * (a)                                              229             2,558
Polyone Corp. *                                                  970             4,317
PPG Industries, Inc. *                                         1,381            70,072
Praxair, Inc. *                                                1,325            79,632
Quaker Chemical Corp. *                                          100             2,505
Rohm & Haas Company *                                          1,807            56,071
Sigma-Aldrich Corp. *                                            595            32,237
Solutia, Inc. *                                                  828             1,805
Stepan Chemical Company *                                         80             1,808
Techne Corp. * (a)                                               334            10,134
The Scotts Company, Class A * (a)                                246            12,177
Valence Technology, Inc. * (a)                                   714             2,135
Valhi, Inc. * (a)                                                959             9,226
Valspar Corp. *                                                  398            16,804
W. R. Grace & Company *                                          633             2,792
WD-40 Company *                                                  163             4,654
Zoltek Companies, Inc. * (a)                                     795             2,266
                                                                          ------------
                                                                             1,257,312

COAL - 0.03%
Arch Coal, Inc. *                                                468            10,755
Massey Energy Corp. *                                            736             9,678
Peabody Energy Corp. *                                           435            14,612
                                                                          ------------
                                                                                35,045

COLLEGES & UNIVERSITIES - 0.05%
Career Education Corp. *                                         396            27,094
Corinthian Colleges, Inc. *                                      350            17,000
ITT Educational Services, Inc. *                                 361            10,559
                                                                          ------------
                                                                                54,653

COMMERCIAL SERVICES - 0.00%
Idine Rewards Network, Inc. * (a)                                210             2,885
                                                                          ------------

COMPUTERS & BUSINESS EQUIPMENT - 3.88%
3Com Corp. *                                                   3,262            15,266
Advanced Digital Information Corp. *                             546             5,455
Allen Telecom, Inc. * (a)                                        289             4,774
Anteon International Corp. *                                     269             7,508
Apple Computer, Inc.                                           2,985            57,073
Applied Films Corp. * (a)                                         96             2,484
Avanex Corp. * (a)                                               747             2,988
Avici Systems, Inc. *                                            388             2,367
Avocent Corp.                                                    366            10,954
Benchmark Electronics, Inc. *                                    196             6,029
Brooks Automation, Inc. * (a)                                    397             4,502
CACI International, Inc., Class A *                              238             8,163
CDW Corp. *                                                      717            32,839
Cisco Systems, Inc. *                                         59,155           981,381
Cognizant Technology Solutions Corp., Class A * (a)              503            12,253
Communication Intelligence Corp. *                               300               111
Computer Network Technology Corp. * (a)                          400             3,240
Concurrent Computer Corp. *                                      642             1,875
Cray, Inc. * (a)                                                 542             4,282
Crossroads Systems, Inc. * (a)                                 1,262             2,131
Datastream Systems, Inc. *                                       285             3,018
Dell Computer Corp. *                                         21,458           685,798
Diebold, Inc. *                                                  581            25,128

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Dot Hill Systems Corp. * (a)                                     290      $      3,799
Drexler Technology Corp. * (a)                                   112             1,736
DST Systems, Inc. *                                              995            37,810
Echelon Corp. * (a)                                              343             4,723
eLoyalty Corp. *                                                 567             2,211
Enterasys Networks, Inc. *                                     1,976             5,987
Extreme Networks, Inc. *                                       1,160             6,148
Fair Issac Corp. * (a)                                           424            21,815
Falconstor Software, Inc. * (a)                                  517             3,459
FileNET Corp. *                                                  289             5,214
FSI International, Inc. * (a)                                    703             2,742
Gateway, Inc. * (a)                                            3,123            11,399
Gerber Scientific, Inc. *                                        171             1,139
GTECH Holdings Corp. *                                           479            18,034
Handspring, Inc. (a)                                           2,023             2,286
Helix Technology Corp. *                                         252             3,334
Henry, Jack & Associates, Inc. *                                 824            14,659
Hewlett-Packard Company *                                     25,402           541,063
Hypercom Corp. *                                                 527             2,187
Infocus Corp. *                                                  488             2,303
Ingram Micro, Inc., Class A *                                  1,237            13,607
Intergraph Corp. *                                               367             7,890
Interland, Inc. * (a)                                          2,072             2,031
International Business Machines Corp. *                       14,060         1,159,950
Iomega Corp.                                                     450             4,770
Ixia *                                                           509             3,273
Kronos, Inc. *                                                   166             8,434
Lexmark International Group, Inc., Class A *                   1,044            73,884
Maxtor Corp. *                                                 2,235            16,785
Mechanical Technology, Inc. *                                    728             2,257
Micros Systems, Inc. *                                           142             4,683
Microtune, Inc. * (a)                                            317             1,014
Mindspeed Technologies, Inc. *                                   814             2,198
MTS Systems Corp. *                                              169             2,491
National Instruments Corp.                                       421            15,905
Network Appliance, Inc. *                                      2,823            45,761
New Horizons Worldwide, Inc. *                                   578             2,474
Oplink Communications, Inc. *                                  1,868             3,493
Palm, Inc. * (a)                                                 354             5,760
PEC Solutions, Inc. * (a)                                        256             4,122
Perot Systems Corp., Class A *                                   919            10,440
Pinnacle Systems, Inc. * (a)                                     631             6,752
Plexus Corp. *                                                   364             4,197
Quantum Corp. *                                                1,428             5,783
Radiant Systems, Inc. *                                          376             2,534
RadiSys Corp. *                                                  193             2,548
Read Rite Corp. * (a)                                            136                 9
Redback Networks, Inc. (a)                                     2,352             2,117
Riverstone Networks, Inc. *                                    1,696             2,001
Robotic Vision Systems, Inc. *                                   218                81
Sandisk Corp. * (a)                                              603            24,331
Seagate Technology, Inc. *                                       698            12,320
Silicon Storage Technology, Inc. *                               936             3,922
Socket Communications, Inc. * (a)                                179               279
Standard Microsystems Corp. *                                    232             3,519
Storage Technology Corp. *                                       937            24,118
Sun Microsystems, Inc. *                                      26,596           122,342
Sybase, Inc. *                                                   889            12,366
Synaptics, Inc. * (a)                                            229             3,082
Tech Data Corp. *                                                471            12,580
Tellium, Inc. *                                                2,202             2,048
Transmeta Corp. *                                              1,828             2,925
Universal Access Global Holdings, Inc. *                         430               181
Universal Display Corp. * (a)                                    288             2,569
VA Software Corp. * (a)                                        1,485      $      3,208
Virage Logic Corp. * (a)                                         345             2,498
Visual Networks, Inc. * (a)                                    1,589             2,177
Wave Systems Corp. * (a)                                       1,864             1,640
Western Digital Corp. *                                        1,743            17,953
WJ  Communication, Inc. *                                      1,973             2,012
Xerox Corp. *                                                  6,124            64,853
Xybernaut Corp. *                                                224               132
                                                                          ------------
                                                                             4,309,966

CONSTRUCTION MATERIALS - 0.17%
Ameron International Corp. *                                      68             2,364
Applied Industrial Technologies, Inc. *                          187             3,946
Centex Construction Products, Inc. *                             153             6,134
Clarcor, Inc. *                                                  207             7,980
Columbus McKinnon Corp. *                                        100               232
Comfort Systems USA, Inc. * (a)                                  869             2,285
EMCOR Group, Inc. *                                              127             6,269
Florida Rock Industries, Inc. *                                  228             9,412
Forest City Enterprises, Inc. *                                  429            17,782
Granite Construction, Inc. *                                     329             6,304
JLG Industries, Inc. (a)                                         465             3,162
Lafarge Corp. *                                                  539            16,655
Martin Marietta Materials, Inc. *                                373            12,536
Regal Beloit Corp.                                               198             3,782
Shaw Group, Inc. * (a)                                           309             3,723
Sherwin-Williams Company *                                     1,254            33,707
Simpson Manufacturing, Inc. *                                    223             8,162
Standex International Corp. *                                    102             2,142
Trinity Industries, Inc. * (a)                                   454             8,404
USG Corp. *                                                      367             6,973
Vulcan Materials Company * (a)                                   854            31,658
                                                                          ------------
                                                                               193,612

CONSTRUCTION & MINING EQUIPMENT - 0.21%
Buckeye Partners, LP *                                           249             9,776
Carbo Ceramics, Inc. * (a)                                       150             5,580
Caterpillar, Inc. *                                            2,845           158,353
CDI Corp. * (a)                                                  164             4,257
Dril-Quip, Inc. *                                                204             3,713
Kaman Corp., Class A * (a)                                       266             3,110
NATCO Group, Inc. * (a)                                          339             2,315
National Oilwell, Inc.                                           706            15,532
Parker Drilling Company *                                      1,341             3,902
Rowan Companies, Inc. *                                          799            17,898
RPC, Inc. *                                                      238             2,618
Torch Offshore, Inc. *                                           356             2,417
Williams Industies, Inc. *                                       175               642
                                                                          ------------
                                                                               230,113

CONTAINERS & GLASS - 0.19%
Ball Corp.                                                       488            22,209
Bemis Company, Inc. *                                            407            19,048
Earthshell Corp. *                                               511               210
Greif Brothers Corp., Class A *                                  245             5,635
Interpool, Inc. *                                                217             3,563
Jarden Corp. * (a)                                               119             3,293
Longview Fibre Company *                                         654             5,363
Mobile Mini, Inc. * (a)                                          122             1,992
Owens-Illinois, Inc. *                                         1,230            16,937
Packaging Corp. of America *                                     777            14,320
Pactiv Corp. *                                                 1,369            26,983
Sealed Air Corp. *                                               709            33,791
Silgan Holdings, Inc. *                                          165             5,161

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
CONTAINERS & GLASS - CONTINUED
Smurfit-Stone Container Corp. *                                2,058      $     26,816
Sonoco Products Company *                                        754            18,111
West Pharmaceutical Services, Inc. *                             173             4,238
                                                                          ------------
                                                                               207,670

COSMETICS & TOILETRIES - 1.76%
Alberto Culver Company, Class B * (a)                            462            23,608
AptarGroup, Inc.                                                 286            10,279
Avon Products, Inc. *                                          1,956           121,663
Chattem, Inc. * (a)                                              180             3,384
Colgate-Palmolive Company *                                    4,489           260,138
Del Labs, Inc. * (a)                                              99             2,327
Elizabeth Arden, Inc. *                                          184             2,423
Estee Lauder Companies, Inc., Class A                          1,035            34,704
Helen Troy, Ltd. *                                               233             3,532
International Flavors & Fragrances, Inc. *                       750            23,948
Kimberly-Clark Corp. *                                         4,285           223,420
Natures Sunshine Products, Inc. *                                431             3,452
Nu Skin Enterprises, Inc., Class A *                             358             3,741
Playtex Products, Inc. *                                         544             3,493
Revlon, Inc. * (a)                                               248                17
The Gillette Company *                                         8,706           277,373
The Procter & Gamble Company *                                10,769           960,379
                                                                          ------------
                                                                             1,957,881

CRUDE PETROLEUM & NATURAL GAS - 0.60%
Apache Corp.                                                   1,306            84,968
Burlington Resources, Inc. *                                   1,646            88,999
Cabot Oil & Gas Corp., Class A *                                 266             7,344
Cascade Natural Gas Corp. *                                      186             3,553
Chesapeake Energy Corp. *                                      1,879            18,978
Cimarex Energy Company *                                         335             7,956
Devon Energy Corp. *                                           1,888           100,819
EOG Resources, Inc. *                                            956            39,999
Harvest Natural Resources, Inc. *                                344             2,191
Helmerich & Payne, Inc. *                                        368            10,746
Hydril Company *                                                 191             5,205
Newfield Exploration Company                                     456            17,123
Nuevo Energy Company (a)                                         223             3,891
Occidental Petroleum Corp. *                                   3,093           103,770
Patina Oil & Gas Corp. *                                         291             9,356
Patterson-UTI  Energy, Inc. *                                    696            22,550
Pioneer Natural Resources Company                                995            25,969
Quicksilver Resources, Inc. *                                    179             4,287
Sunoco, Inc. *                                                   594            22,418
TEPPCO Partners, LP * (a)                                        435            15,921
Unit Corp. *                                                     347             7,256
Valero Energy Corp. *                                            945            34,332
XTO Energy, Inc. *                                             1,462            29,401
                                                                          ------------
                                                                               667,032

DOMESTIC OIL - 0.52%
Amerada Hess Corp. *                                             730            35,901
Anadarko Petroleum Corp. *                                     2,030            90,274
Berry Petroleum Company, Class A *                               201             3,608
Carbon Energy Corp. *                                            277             4,141
Comstock Resources, Inc. *                                       259             3,543
Denbury Resources, Inc. *                                        449             6,030
Dorchester Minerals LP *                                         241             4,234
Encore Aquisition Company *                                      351             6,722
Energy Partners, Ltd. *                                          377             4,354
EnergySouth, Inc. *                                              100             3,280
Enterprise Products Partners LP *                              1,316            29,649
Evergreen Resources, Inc. *                                      154             8,364
Forest Oil Corp. *                                               371             9,320
Frontier Oil Corp. * (a)                                         215             3,268
Giant Industries, Inc. *                                         422             2,515
Holly Corp. *                                                    141             3,892
Houston Exploration Company *                                    256             8,883
Kerr-McGee Corp. *                                               812            36,378
Magnum Hunter Resources, Inc. *                                  760             6,072
Marathon Oil Corp. *                                           2,570            67,720
Maverick Tube Corp.                                              338             6,473
McMoran Exploration Company * (a)                                234             2,607
Murphy Oil Corp. *                                               759            39,923
Noble Energy, Inc.                                               496            18,749
Oil States International, Inc. *                                 516             6,244
Petrocorp, Inc. *                                                329             3,668
Plains Exploration & Production Company *                        417             4,508
Plains Resources, Inc. *                                         240             3,396
Pogo Producing Company                                           489            20,905
Prima Energy Corp. * (a)                                         121             2,526
Range Resources Corp. *                                          459             2,878
Remington Oil Gas Corp. *                                        200             3,676
Seven Seas Petroleum, Inc. *                                     274                 4
Spinnaker Exploration Company * (a)                              335             8,777
St. Mary Land & Exploration Company * (a)                        252             6,880
Stone Energy Corp. *                                             211             8,845
Sunoco Logistics Partners L P * (a)                              108             3,216
Swift Energy Company *                                           304             3,344
Tom Brown, Inc. *                                                314             8,726
Unocal Corp. *                                                 2,093            60,048
Vintage Petroleum, Inc. *                                        566             6,384
Westport Resources Corp. *                                       528            12,012
Williams Clayton Energy, Inc. *                                  204             3,766
Wiser Oil Co. *                                                  489             2,817
World Fuel Services Corp. * (a)                                  140             3,443
                                                                          ------------
                                                                               581,963

DRUGS & HEALTH CARE - 0.76%
1800 Contacts (a)                                                119             2,913
Aclara Biosciences, Inc. *                                       426             1,802
Advanced Tissue Sciences, Inc. *                                 321                43
Aksys, Ltd. * (a)                                                277             3,587
Alaris Medical Inc. *                                            535             6,928
Alliance Imaging, Inc. * (a)                                     612             2,693
ALPHARMA, Inc., Class A                                          418             9,029
Amsurg Corp. * (a)                                               180             5,490
Andrx Corp. *                                                    665            13,233
Antigenics, Inc. (a)                                             445             5,126
Aradigm Corp. * (a)                                            1,034             1,861
Arqule, Inc. * (a)                                               246             1,033
Arrow International, Inc. *                                      182             8,035
Atherogenics, Inc. (a)                                           434             6,480
Atrix Labatories, Inc. * (a)                                     170             3,738
Axonyx, Inc. * (a)                                               737             1,784
Beverly Enterprises, Inc. *                                    1,234             4,319
Biomarin Pharmaceutical, Inc. *                                  665             6,490
Cardinal Health, Inc. *                                        3,759           241,704
Cell Genesys, Inc. * (a)                                         376             3,249
Chromavision Medical Systems, Inc. *                           1,355             2,141
Closure Medical Corp. *                                           95             1,794
CNS,  Inc. *                                                     262             2,227
Cobalt Corp. *                                                   371             7,624
Columbia Laboratories, Inc. * (a)                                521             5,861
Conmed Corp. *                                                   252             4,602
Corixa Corp. * (a)                                               442             3,417
Cryolife, Inc. * (a)                                             150             1,553

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
DRUGS & HEALTH CARE - CONTINUED
Curagen Corp. * (a)                                              618      $      3,430
Curis, Inc. * (a)                                                869             3,172
CV Therapeutics, Inc. * (a)                                      215             6,377
Cyberonics, Inc. * (a)                                           190             4,087
Cygnus, Inc. *                                                   100                61
Dade Behring Holdings, Inc. *                                    329             7,630
Datascope Corp. (a)                                              124             3,682
Daxor Corp. *                                                    223             3,479
Diametrics Medical, Inc. * (a)                                 1,704             1,977
Diversa Corp. * (a)                                              334             3,283
Drugstore.com, Inc. *                                            632             3,691
Duane Reade, Inc. * (a)                                          225             3,319
Durect Corp. * (a)                                               435             1,048
Edwards Lifesciences Corp. *                                     520            16,713
Embrex, Inc. * (a)                                               100             1,020
Emisphere Technologies, Inc. (a)                                 626             2,254
Endo Pharmaceutical Holdings, Inc. *                           1,098            18,578
Endocare, Inc. * (a)                                             100               410
Enzo Biochem, Inc. * (a)                                         320             6,892
Enzon Pharmaceuticals, Inc. * (a)                                346             4,332
Eon Labs, Inc. * (a)                                             411            14,447
Gene Logic, Inc. * (a)                                           382             2,281
Genencor International, Inc. * (a)                               494             8,136
Genesis Health Ventures, Inc. *                                  401             7,078
Genta, Inc. * (a)                                                762            10,150
Gentiva Health Services, Inc. *                                  251             2,259
GTC Biotherapeutics, Inc. * (a)                                  601             2,061
Hemispherx Biopharma, Inc. * (a)                                 841             1,640
Hillenbrand Industries, Inc. *                                   494            24,922
Humana, Inc.                                                   1,444            21,804
I-STAT Corp. (a)                                                 352             3,164
IDX Systems Corp.  (a)                                           229             3,554
IGEN International, Inc. (a)                                     195             6,123
ILEX Oncology, Inc.                                              266             5,163
Illumina, Inc. * (a)                                             401             1,263
ImClone Systems, Inc. * (a)                                      643            20,332
Immucor Corp. * (a)                                              105             2,288
Immunomedics, Inc. * (a)                                         358             2,259
Impax Laboratories, Inc. * (a)                                   384             4,604
Inspire Phamaceutical, Inc. *                                    259             2,797
Intuitive Surgical, Inc. * (a)                                   372             2,820
Invacare Corp.                                                   290             9,570
K-V Pharmaceutical Company, Class A                              306             8,507
Kos Pharmaceuticals, Inc. (a)                                    185             4,342
Kyphon, Inc. * (a)                                               458             6,925
LabOne, Inc. *                                                   193             4,161
Landauer, Inc. *                                                 100             4,183
Magellan Health Services, Inc. *                                 366                16
Maxygen, Inc. *                                                  430             4,717
Mentor Corp. *                                                   392             7,597
Molecular Devices Corp. *                                        217             3,452
Nanogen, Inc. * (a)                                              591             1,738
NaPro BioTherapeutics, Inc. (a)                                  587               886
NBTY, Inc.                                                       552            11,625
NDCHealth Corp. * (a)                                            350             6,422
Nektar Therapeutics (a)                                          611             5,640
NeoPharm, Inc. (a)                                               160             2,214
Northfield Laboratories, Inc. * (a)                              411             3,165
Novoste Corp. * (a)                                              166               996
Ocular Sciences, Inc. *                                          213             4,228
Onyx Pharmaceuticals, Inc. * (a)                                 213             2,626
Orasure Technologies, Inc. * (a)                                 438             3,267
Orthodontic Centers America, Inc. * (a)                          593             4,750
Osteotech, Inc. * (a)                                            159             2,161
Pacificare Health Systems, Inc. * (a)                            315            15,539
Parexel International Corp. *                                    231             3,222
Penwest Pharmaceuticals Company * (a)                            138             3,363
Peregrine Pharmaceuticals, Inc. * (a)                          1,681             2,505
Perrigo Company *                                                578             9,040
Pharmacopeia, Inc. *                                             273             2,252
PracticeWorks, Inc. * (a)                                        120             2,316
Praecis Pharmaceuticals, Inc. * (a)                              726             3,557
Prime Hospitality Corp. *                                        446             2,993
Quintiles Transnational Corp. *                                1,044            14,814
Renal Care Group, Inc. *                                         396            13,943
Savient Pharmaceuticals, Inc. *                                  722             3,350
SciClone Pharmaceuticals, Inc. * (a)                             421             3,604
Sola International, Inc. *                                       213             3,706
Sunrise Senior Living, Inc. * (a)                                185             4,140
Sybron Dental Specialties, Inc. *                                356             8,402
Targeted Genetics Corp. * (a)                                  1,883             3,427
Twinlab Corp. *                                                  188                43
United Surgical Partners International, Inc. * (a)               290             6,551
US Oncology, Inc. * (a)                                          746             5,513
Vasomedical, Inc. *                                            1,642             2,039
Vaxgen, Inc. * (a)                                               517             2,678
Ventana Medical Systems, Inc. *                                  168             4,566
Vital Signs, Inc. * (a)                                          100             2,596
Vivus, Inc. * (a)                                                571             2,935
Zevex International, Inc. *                                      744             2,381
Zonagen, Inc. * (a)                                            1,272             2,086
Zymogenetics, Inc. * (a)                                         489             5,692
                                                                          ------------
                                                                               843,777

EDUCATIONAL SERVICES - 0.14%
Apollo Group, Inc., Class A *                                  1,440            88,934
DeVry, Inc.                                                      627            14,603
Edison Schools, Inc., Class A * (a)                            1,484             2,226
Education Management Corp. *                                     317            16,858
Leapfrog Enterprises, Inc., Class A * (a)                        201             6,394
Learning Tree International, Inc. * (a)                          211             3,298
Renaissance Learning, Inc. * (a)                                 258             5,650
Strayer Education, Inc. *                                        100             7,945
Sylvan Learning Systems, Inc. *                                  408             9,319
                                                                          ------------
                                                                               155,227

ELECTRICAL EQUIPMENT - 2.66%
A.O. Smith Corp. *                                               238             6,700
Aaon, Inc. *                                                     141             2,611
Active Power, Inc. * (a)                                       1,218             2,046
American Power Conversion Corp. *                              1,682            26,222
AMETEK, Inc. *                                                   270             9,895
Anaren, Inc. * (a)                                               315             2,952
Anixter International, Inc. *                                    299             7,006
Artesyn Technologies, Inc. *                                     591             3,316
Audiovox Corp., Class A (a)                                      329             3,682
AVX Corp. * (a)                                                1,532            16,837
Baldor Electric Company                                          279             5,747
Bel Fuse,  Inc., Class A *                                       131             2,685
Belden, Inc.                                                     236             3,750
C & D Technologies, Inc. *                                       204             2,929
Cable Design Technologies Corp. *                                490             3,503
Capstone Turbine Corp. * (a)                                   1,750             1,908
Catalytica Energy Systems, Inc. * (a)                            332               896
Cohu, Inc. *                                                     196             3,058
Cooper Industries, Ltd., Class A *                               777            32,090
Dupont Photomasks, Inc. *                                        168             3,163
Emerson Electric Company                                       3,477           177,675

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
ELECTRICAL EQUIPMENT - CONTINUED
Encore Wire Corp. *                                              183      $      1,739
Energizer Holdings, Inc. *                                       750            23,550
Excel Technology, Inc. * (a)                                     107             2,443
General Electric Company *                                    82,756         2,373,442
Genlyte Group, Inc. *                                            100             3,497
Hubbell, Inc., Class B *                                         487            16,120
Johnson Controls, Inc.                                           719            61,546
Littelfuse, Inc. *                                               191             4,271
Magnetek, Inc. *                                                 744             1,890
Methode Electronics, Inc., Class A                               288             3,096
Molex, Inc.                                                    1,587            42,833
NCT Group, Inc. *                                              1,000                39
Penn Engineering & Manufacturing Corp. *                         154             2,102
Plug Power, Inc. * (a)                                           510             2,382
Powell Industries, Inc. *                                        223             3,265
Power-One, Inc. *                                                651             4,655
Rayovac Corp. *                                                  263             3,406
SLI, Inc. *                                                    2,964                 4
SPS Technologies, Inc. *                                         122             3,299
Symbol Technologies, Inc. *                                    1,991            25,903
Tektronix, Inc. *                                                690            14,904
Thomas Industries, Inc. * (a)                                    161             4,355
Twin Disc, Inc. *                                                241             3,410
Universal Electronics, Inc. *                                    266             3,373
Vicor Corp. *                                                    338             3,245
W.H. Brady Company, Class A *                                    192             6,403
Waters Instruments, Inc. *                                       147               769
Watsco, Inc. *                                                   271             4,488
Wesco International, Inc. *                                      541             3,246
Wilson Greatbatch Technologies, Inc. * (a)                       175             6,317
Woodhead Industries, Inc. *                                      222             2,779
                                                                          ------------
                                                                             2,951,442

ELECTRIC UTILITIES - 1.92%
Allegheny Energy, Inc. * (a)                                   1,181             9,979
ALLETE, Inc.                                                     729            19,355
Alliant Corp. * (a)                                              774            14,729
Ameren Corp. *                                                 1,292            56,977
American Electric Power, Inc.                                  3,214            95,874
Avista Corp. *                                                   374             5,292
Black Hills Corp.                                                293             8,995
CenterPoint Energy, Inc. *                                     2,612            21,288
Central Vermont Public Service Corp. *                           200             3,910
CH Energy Group, Inc. * (a)                                      140             6,300
Cinergy Corp. *                                                1,375            50,586
Cleco Corp. * (a)                                                503             8,712
CMS Energy Corp. * (a)                                         1,390            11,259
Connecticut Water Service, Inc. *                                 89             2,274
Consol Energy, Inc. *                                            711            16,168
Consolidated Edison, Inc. *                                    1,741            75,350
Constellation Energy Group, Inc. *                             1,355            46,476
Dominion Resources, Inc. *                                     2,539           163,182
DPL, Inc.                                                      1,118            17,821
DQE, Inc. * (a)                                                  644             9,705
DTE Energy Company *                                           1,350            52,164
Duke Energy Corp. *                                            7,402           147,670
Edison International *                                         2,710            44,525
El Paso Electric Company *                                       433             5,339
Empire District Electric Company *                               188             4,089
Entergy Corp. *                                                1,824            96,271
Exelon Corp. *                                                 2,676           160,052
FirstEnergy Corp. *                                            2,451            94,241
Florida Public Utilities Company *                               205             3,352
FPL Group, Inc.                                                1,494            99,874
Great Plains Energy, Inc. *                                      626            18,079
Green Mountain Power Corp. *                                     187             3,740
Hawaiian Electric Industries, Inc. * (a)                         291            13,342
IDACORP, Inc. * (a)                                              301             7,901
MGE Energy, Inc. *                                               158             4,977
Northeast Utilities *                                          1,170            19,586
NSTAR * (a)                                                      413            18,812
OGE Energy Corp. *                                               615            13,143
Otter Tail Power Company (a)                                     231             6,232
Pepco Holdings, Inc.                                           1,369            26,230
PG&E Corp. *                                                   3,384            71,572
Pinnacle West Capital Corp.                                      731            27,376
PNM Resources, Inc. *                                            375            10,031
PPL Corp. *                                                    1,361            58,523
Public Service Enterprise Group, Inc. *                        1,833            77,444
Puget Energy, Inc. *                                             714            17,043
Quanta Services, Inc. *                                          559             3,969
Reliant Resources, Inc. *                                      2,589            15,871
Sierra Pacific Resources * (a)                                 1,030             6,118
TECO Energy, Inc. * (a)                                        1,500            17,985
Texas Genco Holdings, Inc. * (a)                                 181             4,208
The AES Corp. *                                                4,533            28,785
The Southern Company *                                         5,935           184,935
TXU Corp. *                                                    2,640            59,268
UIL Holding Corp. * (a)                                          142             5,758
Unisource Energy Corp. *                                         300             5,640
Unitil Corp. * (a)                                                84             2,024
Westar Energy, Inc. *                                            648            10,517
Wisconsin Energy Corp. *                                         908            26,332
WPS Resources Corp. *                                            265            10,653
                                                                          ------------
                                                                             2,127,903

ELECTRONICS - 0.57%
Adaptec, Inc. *,                                               1,057             8,223
Agilent Technologies, Inc. *                                   3,884            75,932
Amphenol Corp., Class A *                                        379            17,745
Analogic Corp. *                                                 108             5,266
Arrow Electronics, Inc.                                          790            12,040
Artisan Components, Inc. *                                       240             5,426
Artisoft, Inc. * (a)                                              16                26
AstroPower, Inc. * (a)                                           258               849
Avnet, Inc. *                                                  1,071            13,580
Checkpoint Systems, Inc. *                                       298             4,217
Craftmade International, Inc. *                                  119             2,143
CTS Corp. *                                                      325             3,396
Cubic Corp.                                                      230             5,111
Daktronics, Inc. * (a)                                           173             2,829
DDI Corp. * (a)                                                  405                28
Electro Scientific Industries, Inc. *                            225             3,411
Electronics For Imaging, Inc. *                                  503            10,206
Engineered Support Systems * (a)                                 130             5,440
FEI Company *                                                    349             6,547
Fisher Scientific International, Inc. *                          431            15,042
FLIR Systems, Inc. *                                             272             8,201
Foundry Networks, Inc. *                                       1,115            16,056
Franklin Electric, Inc. *                                         91             5,064
GrafTech International, Ltd. * (a)                               497             2,709
Harman International Inc. *                                      261            20,656
Hutchinson Technology, Inc. * (a)                                220             7,236
Identix, Inc. (a)                                                712             4,521
II-VI, Inc. *                                                    126             2,908
Imation Corp. *                                                  270            10,211
Intermagnetics General Corp. *                                   165             3,274
InVision Technologies, Inc. * (a)                                182             4,565

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
ELECTRONICS - CONTINUED
Itron, Inc. * (a)                                                207      $      4,463
Jabil Circuit, Inc. *                                          1,662            36,730
Keithley Instruments, Inc.                                       229             3,309
Kemet Corp.                                                      865             8,736
L-3 Communications Holdings, Inc. * (a)                          791            34,401
Medis Technologies, Ltd. * (a)                                   241             1,718
Mentor Graphics Corp. *                                          530             7,674
Mercury Computer Systems, Inc. *                                 187             3,396
Park Electrochemical Corp. *                                     153             3,052
Pemstar, Inc. * (a)                                              467             1,957
Photon Dynamics, Inc. * (a)                                      130             3,592
Pixelworks, Inc. * (a)                                           424             2,519
Planar Systems Inc. *                                            128             2,504
Polycom, Inc. *                                                  934            12,945
Rogers Corp. *                                                   126             4,196
Roper Industries, Inc. *                                         247             9,188
Sanmina-SCI Corp. *                                            4,306            27,171
Sequa Corp., Class A *                                           114             3,910
Silicon Graphics, Inc. *                                       2,327             2,653
Solectron Corp. *                                              6,966            26,053
Somera Communications, Inc. * (a)                              1,305             1,905
Stoneridge, Inc. *                                               181             2,425
Sycamore Networks, Inc. *                                      2,459             9,418
Synopsys, Inc. *                                                 616            38,100
Technitrol, Inc. *                                               341             5,132
Teleflex, Inc. *                                                 346            14,722
Thomas & Betts Corp. *                                           549             7,933
Trimble Navigation, Ltd. * (a)                                   311             7,131
Varian, Inc. *                                                   273             9,465
Verisity, Ltd. * (a)                                             180             2,149
Vicon Industries, Inc. *                                         256               819
Video Display Corp. * (a)                                        101               665
Vishay Intertechnology, Inc. *                                 1,388            18,322
Wells-Gardner Electronics Corp. * (a)                            225               583
Wireless Telecom Group, Inc. *                                 1,146             2,750
X-Rite, Inc. *                                                   316             3,132
Xata Corp. *                                                     126               391
Xeta Corp. *                                                     573             2,189
Zebra Technologies Corp., Class A *                              259            19,474
                                                                          ------------
                                                                               629,730

ENERGY - 0.27%
Calpine Corp. * (a)                                            3,358            22,163
Energen Corp. *                                                  257             8,558
Energy East Corp. *                                            1,216            25,244
Fuelcell Energy, Inc. * (a)                                      443             3,628
Hanover Compressor Company *                                     554             6,260
Headwaters, Inc. * (a)                                           228             3,349
KFx, Inc. * (a)                                                  495             1,921
MDU Resources Group, Inc. *                                      564            18,888
Mirant Corp. (a)                                               3,830            11,107
New Jersey Resources Corp. *                                     184             6,532
Progress Energy, Inc. *                                        1,952            85,693
Sempra Energy *                                                1,689            48,187
Southwestern Energy Company *                                    272             4,083
Xcel Energy, Inc. *                                            3,273            49,226
                                                                          ------------
                                                                               294,839

FEDERAL AGRICULTURE MTG. CORP. - 0.00%
Federal Agricultural Mortgage Corp., Class A *                   128             2,138
                                                                          ------------

FINANCIAL SERVICES - 6.86%
A.G. Edwards, Inc. *                                             675            23,085
Accredited Home Lenders Holding Company * (a)                    166             3,257
Advanta Corp., Class A (a)                                       279             2,745
Affiliated Managers Group, Inc. *,                               171            10,422
Alliance Capital Management Holding, LP *                        626            22,849
American Express Company *,                                   10,934           457,151
American Home Mortgage Holdings, Inc. * (a)                      150             2,937
American Insured Mortgage, Ltd., LP, Series 88 *                 577             2,296
Americredit Corp. * (a)                                        1,379            11,790
Ameritrade Holding Corp. *                                     3,711            27,499
Annaly Mortgage Management, Inc., REIT (a)                       675            13,439
Bear Stearns Companies, Inc. *                                   810            58,660
Blackrock, Inc., Class A *                                       139             6,261
BNP Residential Properties, Inc. *                               391             4,223
BP Prudhoe Bay Royalty Trust *  (a)                              237             4,477
Capital One Financial Corp. * (a)                              1,838            90,393
Cash America International, Inc. *                               313             4,138
Charles Schwab Corp. *                                        11,178           112,786
Charter Municipal Mortgage Acceptance
    Company, SBI * (a)                                           336             6,387
Charter One Financial, Inc. *                                  1,826            56,935
CIT Group, Inc. *                                              1,751            43,162
Citigroup, Inc. *                                             42,772         1,830,642
Citizens South Banking Corp. *                                   175             2,317
Commercial Capital Bancorp, Inc. * (a)                           149             2,287
Compass Bancshares, Inc. *                                       988            34,511
Countrywide Financial Corp. *                                  1,038            72,214
Credit Acceptance Corp. *                                        430             4,339
Cross Timbers Realty Trust *                                     100             2,362
Delphi Financial Group, Inc. (a)                                 173             8,096
Downey Financial Corp. *                                         209             8,632
DVI, Inc. * (a)                                                  368             1,719
E Loan, Inc. * (a)                                               546             3,183
E TRADE Group, Inc. *                                          3,093            26,290
Eaton Vance Corp. *                                              544            17,190
Equity One, Inc. (a)                                             525             8,610
Federal Home Loan Mortgage Corp.                               5,781           293,501
Federal National Mortgage Association                          8,276           558,133
Federated Investors, Inc., Class B *                             916            25,117
Fidelity Bancorp, Inc. *                                          75             2,424
Financial Federal Corp. *                                        175             4,270
First Charter Corp. *                                            250             4,350
Firstfed Financial Corp. *                                       120             4,235
Franklin Resources, Inc. *                                     2,125            83,024
Friedman Billings Ramsey Group, Inc. *                           912            12,221
Fulton Financial Corp. *                                         812            16,134
H & R Block, Inc. *                                            1,468            63,491
Harbor Florida Bancshares, Inc.                                  206             4,936
Hugoton Royalty Trust SBI                                        350             6,440
Humphrey Hospitality Trust * (a)                               1,183             3,076
Impac Mortgage Holdings, Inc. *                                  524             8,746
IndyMac Bancorp, Inc. *                                          427            10,854
Interactive Data Corp. *                                         858            14,500
International Bancshares Corp. *                                 316            11,246
Inveresk Research Group Inc. * (a)                               317             5,738
Investment Technology Group, Inc. *                              432             8,035
Investors Real Estate Trust, SBI *                               367             3,960
iStar Financial, Inc. *                                          837            30,550
J.P. Morgan Chase & Company *                                 16,601           567,422
Jameson Inns, Inc.                                               300               840
Janus Capital Group, Inc. *                                    1,954            32,046
Jeffries Group, Inc. (a)                                         211            10,506
Jones Lang Lasalle, Inc. *                                       358             5,656
Keystone Property Trust Corp., REIT *                            170             3,147
Knight Trading Group, Inc. * (a)                                 932             5,797
LaBranche & Company, Inc. * (a)                                  494            10,221

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
FINANCIAL SERVICES - CONTINUED
Legg Mason, Inc. *                                               537      $     34,878
Lehman Brothers Holdings, Inc.                                 2,009           133,558
Lendingtree, Inc. * (a)                                          197             4,823
Leucadia National Corp. *                                        460            17,075
Liberte Investors, Inc. *                                        676             3,671
MBIA, Inc. *                                                   1,187            57,866
MBNA Corp. *                                                  10,621           221,342
Mellon Financial Corp. *                                       3,552            98,568
Merrill Lynch & Company, Inc. *                                7,704           359,623
Metris Companies, Inc. * (a)                                     699             3,879
Moody's Corp. *                                                1,246            65,677
Morgan Stanley *                                               9,013           385,306
National Health Realty, Inc., REIT                               179             2,862
NBT Bancorp, Inc. *                                              286             5,534
NCO Group, Inc.                                                  215             3,851
Neuberger Berman, Inc. *                                         579            23,108
New Century Equity Holdings *                                    200                66
New Century Financial Corp. * (a)                                211             9,210
Nuveen Investments, Inc., Class A *                              816            22,228
Ocwen Financial Corp. *                                          685             3,110
Pacific Crest Capital, Inc. *                                    104             2,184
PNC Financial Services Group *                                 2,320           113,239
Portfolio Recovery Associates, Inc. * (a)                        117             3,649
Providian Financial Corp. *                                    2,421            22,418
Regions Financial Corp. *                                      1,773            59,892
Roberts Realty Investments, Inc. * (a)                           497             3,106
Saxon Capital, Inc. *                                            257             4,467
Seacoast Financial Services Corp. *                              176             3,485
SEI Investment Company *                                         908            29,056
Siebert Financial Corp. *                                        390             1,872
SLM Corp. *                                                    3,816           149,473
State Financial Services Corp., Class A *                        179             3,963
State Street Corp. * (b)                                       2,734           107,720
Student Loan Corp. *                                             165            20,790
Switchboard, Inc. *                                              164               590
SWS Group, Inc. * (a)                                            143             2,881
Synovus Financial Corp. * (a)                                  2,477            53,255
T. Rowe Price Group, Inc. *                                    1,014            38,278
Tarragon Realty Investments, Inc. *                              181             2,639
The Chicago Merchantile Exchange * (a)                           252            17,547
The Goldman Sachs Group, Inc. *                                3,919           328,216
Thornburg Mortgage Asset Corp. * (a)                             454            11,214
Triad Guaranty, Inc. *                                           143             5,427
UMB Financial Corp. *                                            134             5,682
United Community Financial Corp. * (a)                           380             3,511
Waddell & Reed Financial, Inc., Class A *                        701            17,995
Washington Mutual, Inc. *                                      7,847           324,081
Wesco Financial Corp. *                                           55            17,160
Westcorp, Inc. *                                                 315             8,820
Westwood Holdings Group, Inc. *                                  196             3,728
Willis Lease Finance Corp. *                                     395             1,841
World Acceptance Corp. *                                         183             2,979
                                                                          ------------
                                                                             7,625,293

FOOD & BEVERAGES - 3.20%
American Italian Pasta Company * (a)                             142             5,914
Anheuser-Busch Companies, Inc.                                 7,118           363,374
Archer-Daniels-Midland Company *                               5,341            68,739
Aurora Foods, Inc. * (a)                                         373               131
Bob Evans Farms, Inc.                                            287             7,930
Calavo Growers, Inc. *                                           377             2,665
Campbell Soup Company *                                        3,419            83,765
Chalone Wine Group, Ltd. * (a)                                   493             3,831
Chiquita Brands International, Inc. *                            327             4,742
Coca-Cola Bottling Company *                                      79             4,313
Coca-Cola Enterprises, Inc. *                                  3,734            67,772
ConAgra Foods, Inc. *                                          4,465           105,374
Constellation Brands, Inc., Class A *                            742            23,299
Corn Products International, Inc. *                              269             8,078
Dean Foods Company *                                           1,141            35,941
Del Monte Foods Company *                                      1,877            16,593
Dreyers Grand Ice Cream Holdings * (a)                           281            22,064
Farmer Brothers Company (a)                                       16             5,328
Fisher Communications, Inc. *                                     70             3,424
Fleming Companies, Inc. * (a)                                    157                19
Flowers Foods, Inc. *                                            366             7,232
General Mills, Inc. *                                          3,057           144,932
H.J. Heinz Company *                                           2,912            96,038
Hain Celestial Group, Inc. *                                     369             5,900
Hershey Foods Corp. *                                          1,120            78,019
Horizon Organic Holding Corp. * (a)                              125             2,979
Hormel Foods Corp. *                                           1,170            27,729
International Multifoods Corp. *                                 188             4,307
Interstate Bakeries Corp. *                                      366             4,648
J & J Snack Foods Corp. *                                         79             2,499
Kellogg Company                                                3,397           116,755
Kraft Foods, Inc., Class A *                                   2,311            75,223
Lance, Inc. *                                                    399             3,643
McCormick & Company, Inc. *                                    1,174            31,933
National Beverage Corp. *                                        167             2,321
Peets Coffee & Tea, Inc. *                                       133             2,322
PepsiAmericas, Inc. *                                          1,311            16,466
PepsiCo, Inc. *                                               14,393           640,488
Performance Food Group Company *                                 360            13,320
Pilgrims Pride Corp. * (a)                                       378             3,655
Ralcorp Holdings, Inc. *                                         243             6,065
Riviana Foods, Inc. *                                            128             3,444
Robert Mondavi Corp., Class A (a)                                 76             1,924
Sanderson Farms, Inc. *                                          109             3,063
Sara Lee Corp. *                                               6,515           122,547
Seabord Corp. *                                                   10             2,070
Sensient Technologies Corp. * (a)                                383             8,740
Smithfield Foods, Inc. *                                         954            21,866
Starbucks Corp. *                                              3,216            78,856
The Coca-Cola Company *                                       20,648           958,274
The J.M. Smucker Company *                                       394            15,717
The Pepsi Bottling Group, Inc. *                               2,320            46,446
The Steak & Shake Company *                                      226             3,447
Tootsie Roll Industries, Inc. *                                  439            13,385
Triarc Companies, Inc., Class A * (a)                            233             6,988
Tyson Foods, Inc., Class A *                                   2,965            31,488
Usana Health Sciences * (a)                                       92             4,067
Vita Food Products, Inc. * (a)                                   281             1,602
William Wrigley Jr. Company *                                  1,869           105,094
Yocream International, Inc. *                                    175               805
                                                                          ------------
                                                                             3,549,593

FOREST PRODUCTS - 0.11%
Caraustar Industries, Inc. *                                     321             2,571
Deltic Timber Corp. * (a)                                         94             2,674
Rayonier, Inc. *                                                 317            10,445
Universal Fast Products, Inc. *                                  199             4,167
Weyerhaeuser Company *                                         1,794            96,876
Wickes, Inc. * (a)                                             1,911             2,198
                                                                          ------------
                                                                               118,931

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
FUNERAL SERVICES - 0.01%
Service Corp. International *                                  2,545      $      9,849
Stewart Enterprises, Inc., Class A *                           1,007             4,330
                                                                          ------------
                                                                                14,179

FURNITURE & FIXTURES - 0.07%
Advanced Lighting Technologies, Inc. *                           100                 9
American Woodmark Corp. *                                         67             3,120
Ethan Allen Interiors, Inc. *                                    346            12,165
Furniture Brands International, Inc. *                           504            13,154
Kimball International, Inc., Class B *                           346             5,398
La-Z-Boy, Inc. *                                                 505            11,302
Leggett & Platt, Inc. *                                        1,604            32,882
Steelcase, Inc. *                                                409             4,810
                                                                          ------------
                                                                                82,840

GAS & PIPELINE UTILITIES - 0.50%
AGL Resources, Inc. *                                            480            12,211
American States Water Company *                                  117             3,157
Aquila, Inc. * (a)                                             1,667             4,301
Atmos Energy Corp. *                                             327             8,110
California Water Service Group * (a)                             100             2,812
Chesapeake Utilities Corp. * (a)                                 101             2,283
Delta Natural Gas, Inc. *                                        127             2,983
Dynegy, Inc., Class A *                                        3,291            13,822
El Paso Corp. * (a)                                            4,945            39,956
Enbridge Energy Management LLC *                                  60             2,737
Equitable Resources, Inc. *                                      491            20,003
Global Industries, Ltd. *                                      1,134             5,466
Inergy LP * (a)                                                  115             4,469
KeySpan Corp. *                                                1,258            44,596
Kinder Morgan Management LLC *                                   358            13,411
Kinder Morgan, Inc. *                                          1,002            54,759
Middlesex Water Company * (a)                                    176             4,337
National Fuel Gas Company *                                      621            16,177
Nicor, Inc. (a)                                                  387            14,362
NiSource, Inc. *                                               2,038            38,722
Northwest Natural Gas Company *                                  187             5,096
NorthWestern Corp. * (a)                                         819             1,638
NUI Corp. *                                                      150             2,328
ONEOK, Inc. *                                                    571            11,209
Pacific Energy Partners L P * (a)                                105             2,714
Peoples Energy Corp. *                                           250            10,722
Philadelphia Suburban Corp. *                                    538            13,116
Piedmont Natural Gas, Inc. * (a)                                 240             9,314
Questar Corp. *                                                  655            21,923
RGC Resources, Inc. *                                            198             4,621
SCANA Corp. *                                                    930            31,880
SJW Corp. *                                                       27             2,302
South Jersey Industries, Inc. *                                   92             3,390
Southern Union Co. * (a)                                         559             9,374
Southwest Gas Corp. *                                            258             5,464
Southwest Water Company * (a)                                    137             1,914
TC Pipelines, LP * (a)                                            94             2,771
The Laclede Group, Inc. * (a)                                    126             3,377
Transmontaigne, Inc. *                                           576             3,732
UGI Corp. *                                                      324            10,271
Ultra Petroleum Corp. *                                          616             7,953
Valero, LP *                                                      91             3,955
Vectren Corp. *                                                  534            13,377
Western Gas Resources, Inc. * (a)                                263            10,415
WGL Holdings, Inc. * (a)                                         360             9,612
Williams Companies, Inc. *                                     4,277            33,788
Williams Energy Partners, LP * (a)                               108             5,115
                                                                          ------------
                                                                               550,045

GOLD - 0.01%
Meridian Gold, Inc. *                                            835             9,594
Royal Gold, Inc. * (a)                                           250             5,373
                                                                          ------------
                                                                                14,967

HEALTHCARE PRODUCTS - 2.86%
Advanced Medical Optics, Inc. * (a)                              293             4,996
Advanced Neuromodulation Systems, Inc. * (a)                     108             5,591
Align Technology, Inc. (a)                                       604             7,580
American Medical Systems Holdings, Inc. *                        304             5,128
Apogent Technologies, Inc. *                                     838            16,760
Arthrocare Corp. * (a)                                           197             3,302
Bausch & Lomb, Inc.                                              448            16,800
Baxter International, Inc.                                     4,929           128,154
Beckman Coulter, Inc. *                                          495            20,117
Becton Dickinson & Company *                                   2,119            82,323
Biolase Technology, Inc. (a)                                     190             2,039
Biomet, Inc. *                                                 2,154            61,734
Biosite, Inc. * (a)                                              125             6,013
Boston Scientific Corp. *                                      3,395           207,434
Bruker Daltonics, Inc. * (a)                                     544             2,900
C.R. Bard, Inc.                                                  415            29,594
Cardia Science Inc. * (a)                                        685             1,836
Coherent, Inc. *                                                 236             5,588
Computer Programs & Systems, Inc. * (a)                          107             2,141
Conceptus, Inc. * (a)                                            195             2,740
Cytyc Corp. *                                                  1,120            11,782
DENTSPLY International, Inc. *                                   679            27,771
Diagnostic Products Corp. *                                      242             9,934
EPIX Medical, Inc. *                                             272             3,849
Esperion Therapeutics, Inc. * (a)                                255             4,995
Gen-Probe, Inc. *                                                193             7,888
Guidant Corp. *                                                2,550           113,194
Hanger Orthopedic Group, Inc. *                                  199             2,279
Henry Schein, Inc. *                                             354            18,528
Hologic, Inc. * (a)                                              187             2,465
INAMED Corp. *                                                   187            10,040
Interpore International, Inc. * (a)                              203             2,584
Inverness Medical Innovations, Inc. * (a)                        142             2,741
Johnson & Johnson *                                           24,723         1,278,179
Kensey Nash Corp. * (a)                                          112             2,930
LCA-Vision, Inc. * (a)                                           280             2,514
Lifeline Systems, Inc. *                                          84             2,386
MedImmune, Inc.                                                2,081            75,686
Medtronic, Inc. *                                             10,159           487,327
Merit Medical Systems, Inc. *                                    135             2,697
Mylan Laboratories, Inc.                                       1,535            53,372
Owens & Minor, Inc. * (a)                                        302             6,750
Patterson Dental Company *                                       550            24,959
Polymedica Corp. *                                               116             5,312
Priority Healthcare Corp., Class B * (a)                         361             6,697
Respironics, Inc. *                                              302            11,331
SonoSite, Inc. * (a)                                             136             2,713
St. Jude Medical, Inc. *                                       1,473            84,697
STERIS Corp. *                                                   632            14,593
Stryker Corp. *                                                1,648           114,322
The Cooper Companies, Inc. * (a)                                 269             9,353
The Medicines Company * (a)                                      447             8,904
Therasense, Inc. * (a)                                           469             4,690
Thoratec Corp. * (a)                                             459             6,839
Tripath Imaging, Inc. * (a)                                      362             2,472
Utah Medical Products, Inc. *                                    125             2,506
ICU Medical, Inc. *                                              126             3,925
Varian Medical Systems, Inc. *                                   581            33,448
Viasys Healthcare, Inc. *                                        234             4,844

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
HEALTHCARE PRODUCTS - CONTINUED
VISX, Inc. *                                                     435      $      7,547
Wright Medical Group, Inc. *                                     284             5,396
Young Innovations, Inc. *                                         79             2,252
Zimmer Holdings, Inc. *                                        1,615            72,756
Zoll Medical Corp. * (a)                                          84             2,819
                                                                          ------------
                                                                             3,175,036

HEALTHCARE SERVICES - 1.08%
Accredo Health, Inc. * (a)                                       385             8,393
AdvancePCS *                                                     776            29,666
American Healthways, Inc. * (a)                                  135             4,876
AMERIGROUP Corp. *                                               180             6,696
AMN Healthcare Services, Inc. * (a)                              430             5,461
Apria Healthcare Group, Inc. *                                   454            11,296
Britesmile, Inc. * (a)                                            28               734
Caremark Rx, Inc. *                                            2,170            55,726
Cerner Corp. * (a)                                               294             6,747
CorVel Corp.                                                     103             3,708
Coventry Health Care, Inc. *                                     502            23,172
Cross Country Healthcare Inc. * (a)                              254             3,350
Dynacq International, Inc. * (a)                                 174             2,923
Eclipsys Corp. *                                                 367             3,831
Express Scripts, Inc. *                                          650            44,337
First Health Group Corp. *                                       748            20,645
HCA - The Healthcare Company *                                 4,267           136,715
Health Net, Inc. *                                               931            30,676
HEALTHSOUTH Corp. * (a)                                        1,991             1,025
Hooper Holmes, Inc.                                              619             3,986
IMPATH, Inc. * (a)                                               233             3,295
IMS Health, Inc. *                                             2,037            36,646
Kindred Healthcare, Inc. *                                       146             2,605
Laboratory Corp. of America Holdings *                         1,242            37,446
Lincare Holdings, Inc. *                                         912            28,737
Manor Care, Inc. *                                               775            19,383
McKesson Corp. *                                               2,411            86,169
Medical Staffing Network Holdings, Inc. * (a)                    249             1,743
MedQuist, Inc. *                                                 301             6,092
Mid-Atlantic Medical Services, Inc. *                            393            20,554
National Healthcare Corp. *                                      129             2,539
Odyssey Healthcare, Inc. *                                       211             7,807
Omnicare, Inc.                                                   758            25,613
Oxford Health Plans, Inc. *                                      720            30,262
Pediatrix Medical Group, Inc. *                                  170             6,061
Quest Diagnostics, Inc. *                                        868            55,378
Select Medical Corp. *                                           410            10,180
Sierra Health Services, Inc. * (a)                               252             5,040
The Advisory Board Company *                                     121             4,903
UnitedHealth Group, Inc. *                                     5,064           254,466
Virbac Corp. * (a)                                               367             2,224
Vistacare, Inc. * (a)                                            139             3,379
Weight Watchers International, Inc. * (a)                        887            40,350
Wellchoice, Inc. * (a)                                           144             4,216
Wellpoint Health Networks, Inc., Class A *                     1,232           103,858
                                                                          ------------
                                                                             1,202,909

HOLDINGS COMPANIES/CONGLOMERATES - 0.66%
Berkshire Hathaway, Inc., Class A *                               10           725,000
Horace Mann Educators Corp. *                                    336             5,420
                                                                          ------------
                                                                               730,420

HOMEBUILDERS - 0.28%
Beazer Homes USA, Inc. * (a)                                     103             8,601
Centex Corp. *                                                   514            39,984
Champion Enterprises, Inc. * (a)                                 919             4,760
Clayton Homes, Inc. *                                          1,081            13,567
D.R. Horton, Inc. *                                            1,230            34,563
Hovnanian Enterprises, Inc., Class A (a)                         196            11,554
KB HOME *                                                        411            25,474
Lennar Corp. * (a)                                               594            42,471
Lyon William Homes * (a)                                         100             3,185
M.D.C. Holdings, Inc. *                                          273            13,180
Meritage Corp. * (a)                                             114             5,616
NVR, Inc. *                                                       57            23,427
Oakwood Homes Corp. *                                             60                20
Orleans Homebuilders, Inc. * (a)                                 191             2,044
Palm Harbor Homes, Inc. * (a)                                    198             3,750
Pulte Homes, Inc. *                                              511            31,508
Ryland Group, Inc. *                                             228            15,823
Schottenstein Homes, Inc. *                                      124             5,292
Toll Brothers, Inc. *                                            611            17,297
Walter Industries, Inc. *                                        382             4,489
                                                                          ------------
                                                                               306,605

HOTELS & RESTAURANTS - 0.89%
AFC Enterprises, Inc. *                                          252             4,093
Alliance Gaming Corp. *                                          413             7,810
Ameristar Casinos, Inc. * (a)                                    187             3,992
Angelo & Maxie's, Inc.                                            33                97
Applebee's International, Inc. *                                 464            14,584
Argosy Gaming Corp. * (a)                                        246             5,144
Aztar Corp. *                                                    309             4,978
Boca Resorts, Inc., Class A * (a)                                327             4,251
Boyd Gaming Corp. *                                              623            10,753
Brinker International, Inc. *                                    822            29,608
California Pizza Kitchen, Inc. * (a)                             172             3,698
CBRL Group, Inc. *                                               439            17,060
CEC Entertainment, Inc. *                                        219             8,088
Choice Hotels, Inc. *                                            313             8,548
CKE Restaurants, Inc. *                                          555             3,102
Darden Restaurants, Inc. *                                     1,450            27,521
Dover Downs Gaming & Entertainment, Inc. *                       343             3,156
Extended Stay America, Inc. *                                    888            11,979
Frischs Restaurants, Inc. *                                      171             3,078
Harrah's Entertainment, Inc. *                                   932            37,504
Hilton Hotels Corp. *                                          3,116            39,854
Host Marriott Corp. *                                          2,212            20,240
IHOP Corp. * (a)                                                 173             5,462
Jack In the Box, Inc. *                                          311             6,935
Krispy Kreme Doughnuts, Inc. * (a)                               506            20,837
La Quinta Corp. *                                              1,471             6,340
Landry's Restaurants, Inc. *                                     229             5,404
LaSalle Hotel Properties *                                       218             3,222
Lone Star Steakhouse & Saloon, Inc. *                            181             3,940
Mandalay Resort Group * (a)                                      505            16,084
Marcus Corp. *                                                   269             4,022
Marriott International, Inc., Class A *                        1,915            73,574
McDonalds Corp. *                                             10,570           233,174
MGM Mirage *                                                   1,290            44,092
O'Charley's, Inc. *                                              183             3,940
Outback Steakhouse, Inc.                                         601            23,439
P.F. Chang's China Bistro, Inc. * (a)                            205            10,088
Panera Bread Company, Class A * (a)                              250            10,000
Papa Johns International, Inc. (a)                               168             4,712
Park Place Entertainment Corp. *                               2,577            23,425
RARE Hospitality International, Inc. *                           190             6,209
Redeemable Robin Gourmet Burgers, Inc. * (a)                     138             2,617
RFS Hotel Investors, Inc., REIT *                                330             4,066
Ruby Tuesday, Inc. *                                             545            13,478

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
HOTELS & RESTAURANTS - CONTINUED
Ryan's Family Steak Houses, Inc. *                               381      $      5,334
Shuffle Master, Inc. * (a)                                       143             4,203
Sonic Corp. *                                                    322             8,189
Starwood Hotels & Resorts Worldwide, Inc. *                    1,616            46,201
Station Casinos, Inc. * (a)                                      472            11,918
The Cheesecake Factory, Inc. *                                   405            14,536
Wendy's International, Inc. *                                    967            28,014
Worldwide Restaurant Concepts, Inc. *                            951             2,805
Wyndham International, Inc., Class A *                           600               264
Wynn Resorts, Ltd. * (a)                                         273             4,829
Yum! Brands, Inc. *                                            2,449            72,392
                                                                          ------------
                                                                               992,883

HOUSEHOLD APPLIANCES - 0.13%
American Real Estate Partners, LP *                              365             4,489
Bassett Furniture Industries, Inc. * (a)                         238             3,161
Black & Decker Corp. *                                           659            28,633
Consolidated Tomoka Land Company *                               100             2,512
Drew Industries, Inc. *                                          168             3,058
Eastern Company *                                                100             1,460
Flexsteel Industries, Inc. *                                      88             1,451
International Aluminum Corp.                                     128             2,797
Jacuzzi Brands, Inc. *                                           636             3,364
Libbey, Inc. *                                                   121             2,747
Maytag Corp. *                                                   663            16,190
Mestek, Inc. *                                                   128             2,304
National Presto Industries,  Inc.                                125             3,950
Technical Olympic USA,  Inc. *                                   230             5,435
The Stanley Works *                                              749            20,672
The Toro Company *                                               192             7,632
Transtechnology Corp. *                                          100               544
Vialta, Inc. *                                                     2                 1
Westpoint Stevens, Inc. *                                        174                 4
Whirlpool Corp. *                                                560            35,672
Wilshire Oil Co. *                                               667             3,302
                                                                          ------------
                                                                               149,378

HOUSEHOLD PRODUCTS - 0.24%
Blyth Industries, Inc. *                                         337             9,166
Boyds Collection, Ltd. *                                         522             2,459
Central Garden & Pet Company *                                   160             3,816
Church & Dwight, Inc. *                                          309            10,114
Department 56, Inc. *                                            251             3,848
Dial Corp. *                                                     770            14,976
Fortune Brands, Inc. *                                         1,229            64,154
Graphic Packaging Intl Corp. *                                   310             1,398
ICU Medical, Inc. *                                              126             3,925
Kirklands, Inc. *                                                174             2,810
Martha Stewart Living Omnimedia, Inc.,
  Class A * (a)                                                  271             2,545
Newell Rubbermaid, Inc. *                                      2,206            61,768
Select Comfort Corp. * (a)                                       267             4,373
The Clorox Company *                                           1,820            77,623
Topps, Inc. *                                                    379             3,256
Tupperware Corp. *                                               478             6,864
                                                                          ------------
                                                                               269,170

INDUSTRIAL DEVELOPMENT/POLLUTION BONDS - 0.00%
Scope Industries *                                                29             2,262
                                                                          ------------

INDUSTRIAL MACHINERY - 0.57%
AGCO Corp. *                                                     585             9,992
Alamo Group, Inc. *                                              241             2,945
Albany International Corp., Class A                              271             7,425
Ampco-Pittsburgh Corp.                                           228             3,117
Badger Meter, Inc. *                                              89             2,292
Briggs & Stratton Corp. *                                        172             8,686
Cascade Corp. *                                                  100             1,740
Circor International, Inc. *                                     101             1,801
Cognex Corp. *                                                   339             7,577
Cooper Cameron Corp. *                                           425            21,411
Cummins, Inc. * (a)                                              370            13,279
Deere & Company                                                1,961            89,618
Dionex Corp. *                                                   176             6,996
Donaldson Company, Inc.                                          377            16,758
Dover Corp. *                                                  1,677            50,260
Flow International Corp. *                                       100               141
Flowserve Corp. *                                                489             9,619
FMC Technologies, Inc. *                                         531            11,178
Gardner Denver, Inc. *                                           183             3,744
Gorman Rupp Company *                                            100             2,400
Graco, Inc. *                                                    370            11,840
Grant Prideco, Inc. *                                            992            11,656
Hardinge Brothers, Inc. *                                        100               810
IDEX Corp. *                                                     247             8,951
Ingersoll-Rand Company, Inc., Class A *                        1,382            65,396
ITT Industries, Inc. *                                           756            49,488
Kadant, Inc. *                                                   126             2,362
Kaydon Corp. *                                                   236             4,909
Kennametal, Inc.                                                 275             9,306
Lindsay Manufacturing Company *                                  100             2,322
Lufkin Industries, Inc. *                                         79             1,924
Manitowoc, Inc. *                                                204             4,549
Metropolitan Pro Corp. *                                         342             4,938
NACCO  Industries, Inc., Class A *                                48             2,829
Pall Corp. *                                                   1,005            22,612
Parker-Hannifin Corp. *                                          975            40,940
Presstek, Inc. * (a)                                             485             3,022
Quixote Corp. * (a)                                               92             2,349
Robbins & Myers, Inc. *                                          127             2,349
Sauer-Danfoss, Inc. * (a)                                        468             5,031
Stewart & Stevenson Services, Inc. *                             232             3,654
SureBeam Corp., Class A * (a)                                    843             2,234
Tecumseh Products Company, Class A *                             154             5,900
Tennant Company *                                                 65             2,389
Thermo Electron Corp. *                                        1,359            28,566
Titan International, Inc. *                                      273               338
Tredegar Industries, Inc. *                                      443             6,641
UNOVA, Inc. *                                                    520             5,772
Valmont Industries, Inc. *                                       237             4,671
W.W. Grainger, Inc. *                                            752            35,163
Watts Industries, Inc., Class A *                                265             4,730
Westerbeke Corp. *                                               313             1,002
WSI Industries, Inc. *                                           220               660
                                                                          ------------
                                                                               630,282

INDUSTRIALS - 0.10%
Crane Company                                                    472            10,681
Fastenal Company * (a)                                           660            22,401
Harsco Corp.                                                     325            11,716
Lawson Products, Inc. *                                           87             2,396
Rockwell Automation, Inc *                                     1,549            36,928
Waters Corp. *                                                 1,092            31,810
                                                                          ------------
                                                                               115,932

INSURANCE - 3.82%
21St Century Insurance Group *                                   820            11,726
Aetna, Inc. *                                                  1,245            74,949

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
INSURANCE - CONTINUED
AFLAC, Inc. *                                                  4,312      $    132,594
Alfa Corp.                                                       670             8,516
Allcity Insurance Company *                                      803             2,168
Alleghany Corp.                                                   54            10,314
Allmerica Financial Corp. *                                      462             8,311
Ambac Financial Group, Inc. *                                    867            57,439
American Financial Group, Inc. (a)                               545            12,426
American International Group, Inc. *                          21,701         1,197,461
American Medical Security Group, Inc. *                          126             2,407
American National Insurance Company                              200            17,279
American Physicians Capital, Inc. *                               88             2,134
Amerus Group Company * (a)                                       297             8,372
Anthem, Inc. *                                                 1,168            90,111
Aon Corp. *                                                    2,558            61,597
Arch Cap Group, Ltd. *                                           218             7,571
Argonaut Group, Inc. * (a)                                       264             3,255
Arthur J. Gallagher & Company *                                  706            19,203
Baldwin & Lyons, Inc., Class B *                                 205             4,869
Brown & Brown, Inc. *                                            559            18,168
CenturyBusiness Services, Inc. *                               1,090             3,543
Chubb Corp. *                                                  1,408            84,480
CIGNA Corp. *                                                  1,147            53,840
Cincinnati Financial Corp. *                                   1,314            48,736
Citizens, Inc. Class A *                                         368             2,675
CNA Financial Corp. *                                          1,829            44,993
CNA Surety Corp. *                                               386             3,802
Commerce Group, Inc. *                                           289            10,462
Conseco, Inc. *                                                1,787                55
Crawford & Company, Class B *                                    585             2,872
Donegal Group, Inc., Class B *                                   181             2,270
EMC Insurance Group, Inc. *                                       93             1,725
Erie Indemnity Company, Class A *                                514            21,203
FBL Financial Group, Inc., Class A *                             234             4,715
Fidelity National Financial, Inc.                              1,045            32,144
First American Financial Corp.                                   582            15,336
Fremont General Corp. * (a)                                      635             8,700
Great American Financial Resources, Inc. *                       369             4,838
Harleysville Group, Inc. *                                       255             5,870
Hartford Financial Services Group, Inc. *                      2,311           116,382
HCC Insurance Holdings, Inc.                                     481            14,223
Hilb, Rogal and Hamilton Company * (a)                           265             9,021
Independence Holding Company                                     110             2,322
Infinity Property & Casualty Corp. *                             158             3,735
Investors Title Insurance Company *                               73             2,083
Jefferson-Pilot Corp. *                                        1,125            46,642
John Hancock Financial Services, Inc. *                        2,379            73,107
Kansas City Life Insurance Company *                             129             5,526
Landamerica Financial Group, Inc.                                148             7,030
Liberty Corp. *                                                  163             6,928
Lincoln National Corp. *                                       1,456            51,877
Loews Corp.                                                    1,512            71,502
Markel Corp.                                                      83            21,248
Marsh & McLennan Companies, Inc. *                             4,462           227,874
Mercury General Corp. *                                          437            19,949
MetLife, Inc. *                                                6,320           178,982
MGIC Investment Corp. *                                          828            38,618
Midland Company *                                                149             3,309
Mony Group, Inc. * (a)                                           407            10,969
National Western Life Insurance Company,
  Class A *                                                       26             2,871
Nationwide Financial Services, Inc., Class A *                   479            15,568
Navigators Group, Inc.                                           100             2,982
Nymagic, Inc. *                                                   92             1,864
Odyssey Re Holdings Corp. * (a)                                  532            11,225
Ohio Casualty Corp. *                                            476             6,274
Old Republic International Corp. *                             1,006            34,476
Penn America Group, Inc. *                                       215             2,419
Philadelphia Consolidated Holding Corp. *                        181             7,312
Phoenix Companies, Inc. * (a)                                    832             7,513
PICO Holdings, Inc. *                                            217             2,821
PMA Capital Corp., Class A * (a)                                 369             4,638
Presidential Life Corp. * (a)                                    272             3,838
Principal Financial Group, Inc. *                              2,650            85,462
Proassurance Corp. *                                             241             6,505
Progressive Corp. *                                            1,808           132,165
Protective Life Corp.                                            549            14,686
Prudential Financial, Inc. *                                   4,699           158,121
Radian Group, Inc. *                                             787            28,844
Reinsurance Group of America, Inc. *                             403            12,936
RLI Corp. *                                                      191             6,284
SAFECO Corp. *                                                 1,134            40,008
Safety Insurance Group Inc. *                                    155             2,277
Selective Insurance Group, Inc. *                                219             5,486
St. Paul Companies, Inc. *                                     1,856            67,763
Stancorp Financial Group, Inc. *                                 234            12,219
State Auto Financial Corp. *                                     336             7,543
Stewart Information Services Corp. *                             161             4,484
The Allstate Corp.                                             5,839           208,160
The MIIX Group, Inc. * (a)                                       100                64
The PMI Group, Inc. *                                            777            20,855
Torchmark, Inc. *                                                947            35,276
Transatlantic Holdings, Inc. *                                   410            28,351
Travelers Property Casualty Corp., Class B *                   8,359           131,821
UICI *                                                           399             6,013
United Fire & Casualty Company *                                  90             2,924
United States I Holdings Corp. *                                 354             4,163
Unitrin, Inc. *                                                  589            15,974
Universal American Financial Corp. *                             634             4,039
UNUMProvident Corp. *                                          2,384            31,969
W.R. Berkley Corp. *                                             435            22,924
White Mountains Insurance Group, Ltd. * (a)                       66            26,070
Zenith National Insurance Corp. * (a)                            153             4,361
                                                                          ------------
                                                                             4,246,004

INTERNATIONAL OIL - 0.04%
APCO Argentina,  Inc.                                            107             2,379
Weatherford International, Ltd. *                              1,070            44,833
                                                                          ------------
                                                                                47,212

INTERNET CONTENT - 0.40%
Alloy, Inc. * (a)                                                386             2,490
Ask Jeeves, Inc. (a)                                             354             4,867
CMGI, Inc. *                                                   4,421             7,383
CNET Networks, Inc. *                                          1,337             8,330
Critical Path, Inc. *                                          2,105             2,084
Harris Interactive, Inc. *                                       455             2,998
i2 Technologies, Inc. *                                        4,081             4,122
InfoSpace, Inc. *                                                291             3,949
InterActiveCorp * (a)                                          4,328           171,275
Internet Capital Group, Inc. * (a)                             1,698               815
ITXC Corp. * (a)                                               1,157             3,020
iVillage, Inc. *                                               1,821             2,750
Jupitermedia Corp. * (a)                                         605             2,420
Looksmart, Ltd. *                                                840             2,377
NetFlix, Inc. * (a)                                              161             4,114
Netratings, Inc. * (a)                                           303             2,769
Overture Services, Inc. * (a)                                    498             9,029
ProQuest Company * (a)                                           225             5,805

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
INTERNET CONTENT  - CONTINUED
Safeguard Scientifics, Inc. *                                    882      $      2,381
Schawk, Incorporated, Class A *                                  242             2,536
SportsLine.com, Inc. * (a)                                     1,427             2,990
WebMD Corp. * (a)                                              2,551            27,627
Websense, Inc. * (a)                                             202             3,163
Yahoo!, Inc. *                                                 4,913           160,950
                                                                          ------------
                                                                               440,244

INTERNET RETAIL - 0.36%
1-800-Flowers.com, Inc. *                                        275             2,266
Amazon.com, Inc. *                                             3,257           118,848
eBay, Inc. *                                                   2,566           267,326
FreeMarkets, Inc. *                                              399             2,777
FTD,  Inc. * (a)                                                 128             2,583
Priceline.com, Inc. * (a)                                        300             6,717
                                                                          ------------
                                                                               400,517

INTERNET SERVICE PROVIDER - 0.04%
At Road, Inc. * (a)                                              379             4,139
Blue Coat Systems, Inc. *                                         48               288
Commerce One, Inc. (a)                                           291               684
Digitas, Inc. *                                                  699             3,467
Divine Inc., Class A *                                            44                 0
Earthlink, Inc. *                                              1,451            11,449
eSPEED, Inc., Class A *                                          276             5,454
High Speed Access Corp. *                                      1,341               201
HomeStore.com, Inc. (a)                                        1,755             3,106
Internap Network Services Corp. * (a)                            669               689
Neoforma, Inc. * (a)                                             158             1,725
Register.com, Inc. * (a)                                         398             2,332
TriZetto Group, Inc. *                                           470             2,839
United Online, Inc. * (a)                                        326             8,261
VIA NET. WORKS, Inc. *                                         2,075             2,054
Worldgate Communications, Inc. *                                 100                34
                                                                          ------------
                                                                                46,722

INTERNET SOFTWARE - 0.27%
Agile Software Corp. *                                           568             5,481
Akamai Technologies, Inc. * (a)                                1,132             5,502
Ariba, Inc. *                                                  2,578             7,657
Art Technology Group, Inc. *                                   1,352             2,163
Blue Martini Software, Inc. *                                    567             2,092
BroadVision, Inc. * (a)                                          272             1,548
Centillium Communications, Inc. *                                314             3,112
Checkfree Corp. * (a)                                            688            19,154
Chordiant Software, Inc. * (a)                                 1,376             2,559
Click Commerce, Inc. *                                            91               132
Covad Communications Group, Inc. *                             2,268             2,291
Cybersource Corp. *                                              878             2,406
Digital Impact, Inc. *                                         1,248             2,309
Digital River, Inc. * (a)                                        226             4,362
E.piphany, Inc. *                                                726             3,710
Elcom International, Inc. *                                      198                63
F5 Networks, Inc. * (a)                                          221             3,724
GRIC Communications, Inc. *                                      545             2,120
Internet Security Systems, Inc. *                                405             5,868
Juniper Networks, Inc. * (a)                                   3,147            38,928
Keynote Systems, Inc. * (a)                                      275             2,882
Liberate Technologies, Inc.                                      552             1,645
Liquid Audio, Inc. *                                             100                35
Macromedia, Inc. *                                               568            11,951
Marimba, Inc. *                                                  725             2,110
Net Perceptions, Inc. *                                        1,269             2,030
Networks Associates, Inc. *                                    1,301            16,497
Openwave Systems, Inc.                                         1,948             3,799
PC-Tel, Inc. *                                                   264             3,131
Portal Software, Inc.                                          1,301             2,602
RealNetworks, Inc. *                                           1,447             9,811
Retek, Inc. *                                                    501             3,206
RSA Security, Inc. *                                             480             5,160
S1 Corp. *                                                       629             2,541
Safenet Inc. * (a)                                                91             2,546
Sco Group, Inc. * (a)                                            349             3,340
Sonicblue, Inc. *                                                406                 2
Symantec Corp. *                                               1,223            53,641
TIBCO Software, Inc. *                                         1,720             8,755
Tumbleweed Communications Corp. * (a)                            100               258
VeriSign, Inc. *                                               1,981            27,397
Verity, Inc. *                                                   373             4,722
Vignette Corp. *                                               2,152             4,476
WebEx Communications, Inc. * (a)                                 324             4,520
WebMethods, Inc. * (a)                                           394             3,203
                                                                          ------------
                                                                               295,441

INVESTMENT COMPANIES - 0.06%
Allied Capital Corp. * (a)                                       935            21,599
American Capital Strategies, Ltd. * (a)                          462            11,522
Atlanta/Sosnoff Capital Corp. *                                  235             3,184
MCG Capital Corp. * (a)                                          348             5,046
PMC Capital, Inc. *                                              159               771
Rare Medium Group, Inc. *                                         10                17
Raymond James Financial, Inc. *                                  389            12,856
Soundview Technology Group, Inc. *                               330             3,340
Stifel Financial Corp. *                                         238             2,870
                                                                          ------------
                                                                                61,205

LEISURE TIME - 0.78%
4Kids Entertainment, Inc. * (a)                                  112             2,083
Action Performance Companies, Inc. * (a)                         196             3,724
AMC Entertainment, Inc. *                                        472             5,400
Arctic Cat, Inc. (a)                                             249             4,771
Atari, Inc. * (a)                                                734             3,266
Bally Total Fitness Holding Corp. * (a)                          407             3,675
Blockbuster, Inc., Class A                                       274             4,617
Bowl America, Inc. *                                             226             2,656
Brunswick Corp. *                                                710            17,764
Callaway Golf Company *                                          681             9,003
Carmike Cinemas, Inc. *                                           92             2,090
Carnival Corp. *                                               5,219           169,670
Cedar Fair, LP * (a)                                             352             9,856
Championship Auto Racing Team, Inc. * (a)                        555             1,388
Churchill Downs, Inc. *                                          120             4,597
Gaylord Entertainment Company *                                  273             5,343
Handleman Company *                                              241             3,856
Hollywood Entertainment Corp. *                                  521             8,961
International Game Technology *                                  699            71,529
International Speedway Corp., Class A *                          430            16,989
Isle of Capri Casinos, Inc. * (a)                                287             4,744
K2, Inc. *                                                       247             3,026
Metro-Goldwyn-Mayer, Inc. *                                    2,145            26,641
Movie Gallery, Inc. * (a)                                        274             5,055
Multimedia Games, Inc. (a)                                       112             2,856
Penn National Gaming, Inc. *                                     337             6,925
Pixar, Inc. * (a)                                                446            27,135
Polaris Industries, Inc. * (a)                                   184            11,298
Rc2 Corp. *                                                      149             2,534
Regal Entertainment Group, Class A                               372             8,772
Royal Caribbean Cruises, Ltd. *                                1,597            36,987

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
LEISURE TIME - CONTINUED
Scientific Games Corp., Class A *                                516      $      4,850
SCP Pool Corp. * (a)                                             197             6,777
Six Flags, Inc. * (a)                                            744             5,044
Speedway Motorsports, Inc. * (a)                                 395            10,586
Sturm Ruger & Company, Inc. * (a)                                263             2,630
The Nautilus Group, Inc. * (a)                                   311             3,856
The Walt Disney Company *                                     16,978           335,315
Vail Resorts, Inc. * (a)                                         238             3,206
West Marine, Inc. * (a)                                          210             3,677
WMS Industries, Inc. * (a)                                       258             4,022
                                                                          ------------
                                                                               867,174
LIFE SCIENCES - 0.01%
Incyte Corp. *                                                   612             2,840
Symyx Technologies, Inc. *                                       252             4,112
                                                                          ------------
                                                                                 6,952
LIQUOR - 0.05%
Adolph Coors Company, Class B * (a)                              281            13,764
Brown Forman Corp., Class B *                                    478            37,580
                                                                          ------------
                                                                                51,344
MANUFACTURING - 0.74%
3M Company *                                                   3,240           417,895
A.T. Cross Company, Class A * (a)                                514             3,053
Actuant Corp., Class A *                                          96             4,543
Acuity Brands, Inc. *                                            357             6,487
Armor Holdings, Inc.                                             370             4,958
Barnes Group, Inc. * (a)                                         161             3,503
Blout International, Inc. * (a)                                  286             1,630
Carlisle Companies, Inc. *                                       242            10,203
Cuno, Inc. *                                                     146             5,274
Danaher Corp. *                                                1,263            85,947
Esco Technologies, Inc. *                                        100             4,400
Hexcel Corp. *                                                   722             2,310
Illinois Tool Works, Inc. *                                    2,544           167,522
Joy Global, Inc. *                                               416             6,144
Lancaster Colony Corp. *                                         321            12,410
Mine Safety Appliances Company *                                 125             5,453
Nordson Corp.                                                    275             6,559
Pentair, Inc. *                                                  386            15,077
Snap-on, Inc. *                                                  465            13,499
SPX Corp. *                                                      655            28,859
Stratos Lightwave, Inc. * (a)                                    402             1,998
York International Corp. *                                       359             8,401
                                                                          ------------
                                                                               816,125

MEDICAL-HOSPITALS - 0.18%
Centene Corp. * (a)                                              100             3,890
Community Health Systems, Inc. * (a)                             787            15,291
Cytogen Corp. * (a)                                              408             3,399
Davita, Inc. *                                                   496            13,283
Deltagen, Inc. *                                                 697                91
Health Management Associates, Inc., Class A *                  2,015            37,177
IDEXX Laboratories, Inc. *                                       281             9,464
Lifepoint Hospitals, Inc. *                                      338             7,078
Per-Se Technologies, Inc. *                                      251             2,819
Possis Medical, Inc. *                                           151             2,072
Province Healthcare Company *                                    400             4,428
PSS World Medical, Inc. *                                        630             3,623
Rehabcare Group, Inc. *                                          113             1,655
ResMed, Inc. *                                                   271            10,623
Tenet Healthcare Corp. *                                       3,916            45,621
Triad Hospitals, Inc. *                                          594            14,743
Universal Health Services, Inc., Class B *                       484            19,176
VCA Antech, Inc. *                                               355             6,947
                                                                          ------------
                                                                               201,380

METAL & METAL PRODUCTS - 0.06%
Amcast Industrial Corp. *                                        100                87
Commercial Metals Company * (a)                                  302             5,373
Crown Holdings Inc. *                                          1,486            10,610
Liquidmetal Technologies * (a)                                   362             1,857
Mathews International Corp., Class A *                           285             7,057
Mueller Industry, Inc. *                                         331             8,973
Precision Castparts Corp. *                                      424            13,186
Quanex Corp. *                                                   157             4,666
Timken Company *                                                 779            13,640
Titanium Metals Corp. * (a)                                       59             1,894
Wolverine Tube, Inc. *                                           100               572
                                                                          ------------
                                                                                67,915

MINING - 0.19%
Alliance Resource Partners, LP * (a)                             100             2,725
Freeport-McMoRan Copper & Gold, Inc.,
  Class B * (a)                                                1,257            30,797
Glamis Gold, Ltd. * (a)                                        1,005            11,527
Hecla Mining Company * (a)                                     1,347             5,698
Lincoln Electric Holding, Inc. * (a)                             345             7,041
Natural Resource Partners LP * (a)                                92             2,908
Newmont Mining Corp. *                                         3,290           106,793
Penn Virginia Corp. *                                             70             3,010
Phelps Dodge Corp. *                                             740            28,372
Rouge Industries, Inc., Class A *                                317               193
RTI International Metals, Inc. *                                 154             1,668
Shiloh Industries, Inc. * (a)                                    730             2,358
Synalloy Corp. *                                                 529             2,872
USEC, Inc. *                                                     933             6,550
Webco Industries, Inc. * (a)                                     198               545
                                                                          ------------
                                                                               213,057

MOBILE HOMES - 0.01%
Coachmen Industries, Inc. * (a)                                  225             2,689
Fleetwood Enterprises, Inc. * (a)                                422             3,123
Skyline Corp. *                                                   74             2,220
Winnebago Industries, Inc. * (a)                                 153             5,798
                                                                          ------------
                                                                                13,830

NEWSPAPERS - 0.19%
Dow Jones & Company, Inc. *                                      680            29,260
E.W. Scripps Company, Class A *                                  652            57,846
Journal Register Company *                                       355             6,422
Knight-Ridder, Inc. *                                            667            45,976
Lee Enterprises, Inc.                                            351            13,173
Washington Post Company, Class B *                                78            57,166
                                                                          ------------
                                                                               209,843

OFFICE FURNISHINGS & SUPPLIES - 0.20%
Avery Dennison Corp. *                                           898            45,080
Global Imaging Systems, Inc. *                                   197             4,562
Herman Miller, Inc. *                                            655            13,238
HON Industries, Inc. *                                           469            14,304
Ikon Office Solutions, Inc.                                    1,219            10,849
Imagistics International, Inc. * (a)                             180             4,644
Office Depot, Inc. *                                           2,596            37,668
Office Max, Inc. *                                             1,014             6,642
Staples, Inc. *                                                3,926            72,042
The Standard Register Company * (a)                              231             3,807
United Stationers, Inc. *                                        273             9,874
                                                                          ------------
                                                                               222,710

PAPER - 0.32%
Boise Cascade Corp.                                              478            11,424

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
PAPER - CONTINUED
Bowater, Inc. *                                                  419      $     15,692
Buckeye Technologies, Inc. *                                     416             2,829
Caseys General Stores, Inc. *                                    413             5,840
Chesapeake Corp. *                                               190             4,151
FiberMark, Inc.                                                  100               468
Georgia-Pacific Corp. *                                        2,077            39,359
International Paper Company *                                  3,950           141,133
Louisiana-Pacific Corp.                                          956            10,306
MeadWestvaco Corp. *                                           1,636            40,409
P.H. Glatfelter Company *                                        361             5,325
Plum Creek Timber Company, Inc. *                              1,469            38,121
Potlatch Corp. * (a)                                             284             7,313
Rock-Tenn Company, Class A *                                     291             4,932
Temple-Inland, Inc. *                                            412            17,679
Wausau-Mosinee Paper Corp. *                                     602             6,742
                                                                          ------------
                                                                               351,723

PETROLEUM SERVICES - 3.45%
Atwood Oceanics, Inc. (a)                                         96             2,606
Baker Hughes, Inc. *                                           2,753            92,418
BJ Services Company                                            1,305            48,755
Cal Dive International, Inc. *                                   319             6,954
ChevronTexaco Corp. *                                          8,895           642,219
ConocoPhillips *                                               5,620           307,976
Dawson Geophysical Company *                                     176             1,426
Diamond Offshore Drilling, Inc. * (a)                          1,053            22,102
ENSCO International, Inc. *                                    1,240            33,356
Exxon Mobil Corp. *                                           55,991         2,010,637
GlobalSantaFe Corp. *                                          1,894            44,206
Grey Wolf, Inc. *                                              1,951             7,882
Gulfmark Offshore, Inc. * (a)                                    195             3,292
Halliburton Company *                                          3,593            82,639
Input/Output, Inc. *                                             393             2,114
Kaneb Services, LLC * (a)                                         81             2,364
Key Energy Services, Inc.                                      1,178            12,628
Lone Star Technologies, Inc.                                     231             4,893
McDermott International, Inc.                                    672             4,254
Nabors Industries, Ltd. *                                      1,191            47,104
Newpark Resources, Inc.                                          752             4,121
Noble Corp. *                                                  1,059            36,324
Oceaneering International, Inc.                                  210             5,365
Petroleum Development Corp. *                                    375             3,446
Premcor, Inc. *                                                  429             9,245
Pride International, Inc. *                                    1,061            19,968
Schlumberger, Ltd. *                                           4,840           230,239
SEACOR SMIT, Inc. *                                              191             6,970
Smith International, Inc. *                                      807            29,649
Superior Energy Services, Inc. *                                 623             5,906
Tesoro Petroleum Corp. * (a)                                     620             4,266
Tidewater, Inc. *                                                460            13,510
Transocean, Inc. *                                             2,613            57,408
Universal Compression Holdings, Inc. *                           247             5,152
Varco International, Inc. *                                      829            16,248
Veritas DGC, Inc. *                                              284             3,266
W-H Energy Services, Inc. *                                      222             4,325
                                                                          ------------
                                                                             3,835,233

PHARMACEUTICALS - 5.91%
aaiPharma, Inc. * (a)                                            319             6,342
Abbott Laboratories,                                          13,022           569,843
Abgenix, Inc. * (a),                                             700             7,343
Able Laboratories, Inc. * (a)                                    121             2,396
Alexion Pharmaceuticals, Inc. * (a)                              185             3,154
Alkermes, Inc. * (a)                                             658             7,074
Allergan, Inc.                                                 1,070            82,497
American Pharmaceutical Partners, Inc. * (a)                      77             2,610
AmerisourceBergen Corp. *                                        907            62,900
Amylin Pharmaceuticals, Inc. * (a)                               826            18,081
Barr Laboratories, Inc.                                          565            37,008
Bentley Pharmaceuticals, Inc.                                    191             2,512
Biocryst Pharmaceuticals, Inc. *                                 629             2,289
Bristol-Myers Squibb Company *                                16,129           437,902
Celgene Corp. * (a)                                              691            21,006
CIMA Laboratories, Inc. * (a)                                    169             4,544
Connetics Corp. * (a)                                            270             4,042
Cubist Pharmaceuticals, Inc. * (a)                               242             2,580
Eli Lilly & Company *                                          9,352           645,007
First Horizon Pharmaceutical Corp. * (a)                         252               995
Forest Laboratories, Inc. *                                    3,018           165,236
Gilead Sciences, Inc. *                                        1,627            90,429
Glycogenesys, Inc. * (a)                                         100                85
Hi-Tech Pharmacal Company, Inc. * (a)                             72             2,908
ICN Pharmaceuticals, Inc.                                        782            13,106
Indevus Pharmaceuticals, Inc. *                                  435             2,714
Intrabiotics Pharmaceuticals *                                     8                32
Isis Pharmaceuticals, Inc. (a)                                   559             2,963
Ivax Corp. *                                                   1,663            29,685
King Pharmaceuticals, Inc. *                                   2,044            30,169
Ligand Pharmaceuticals, Inc., Class B * (a)                      691             9,391
Medicis Pharmaceutical Corp., Class A * (a)                      226            12,814
Merck & Company, Inc. *                                       18,693         1,131,861
Nabi Biopharmaceuticals (a)                                      478             3,279
Noven Pharmaceuticals, Inc. *                                    285             2,918
NPS Pharmaceuticals, Inc. * (a)                                  329             8,008
OSI Pharmaceuticals, Inc. * (a)                                  417            13,432
Pfizer, Inc. *                                                66,308         2,264,418
Pharmaceutical Product Development, Inc. *                       474            13,618
Pharmaceutical Resources, Inc. *                                 270            13,138
Pharmacyclics, Inc. * (a)                                        592             2,806
Pozen, Inc. * (a)                                                271             2,976
Regeneron Pharmaceuticals, Inc. * (a)                            370             5,828
Salix Pharmaceuticals, Ltd. *                                    191             2,004
Schering-Plough Corp. *                                       12,207           227,050
Sepracor, Inc. *                                                 748            13,486
SICOR, Inc. *                                                  1,050            21,357
United Therapeutics Corp. * (a)                                  197             4,291
Vertex Pharmaceuticals, Inc. *                                   729            10,643
Vicuron Phamaceuticals, Inc. * (a)                               372             5,275
ViroPharma, Inc. * (a)                                           619             1,609
Watson Pharmaceuticals, Inc. *                                   901            36,373
Women First Healthcare, Inc. * (a)                               119               126
Wyeth *                                                       11,036           502,690
XOMA, Ltd. * (a)                                                 608             3,241
                                                                          ------------
                                                                             6,570,084

PHOTOGRAPHY - 0.07%
Concord Camera Corp. * (a)                                       407             2,886
CPI Corp. *                                                      147             2,595
Eastman Kodak Company *                                        2,410            65,913
Lexar Media, Inc. *                                              554             5,285
                                                                          ------------
                                                                                76,679
PLASTICS - 0.01%
Spartech Corp. *                                                 246             5,218
                                                                          ------------

POLLUTION CONTROL - 0.04%
Republic Services, Inc. *                                      1,310            29,698
Stericycle, Inc. *                                               330            12,698
                                                                          ------------
                                                                                42,396

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
PUBLISHING - 0.54%
American Greetings Corp., Class A * (a)                          529      $     10,390
Consolidated Graphics,  Inc.                                     113             2,585
Courier Corp. *                                                   56             2,884
Gannett Company, Inc. *                                        2,213           169,980
Gemstar-TV Guide International, Inc. *                         3,535            17,993
Hollinger International, Inc., Class A *                         842             9,068
John Wiley & Son, Class A *                                      529            13,860
Mcclatchy Company, Class A *                                     360            20,743
McGraw-Hill Companies, Inc. *                                  1,598            99,076
Media General, Inc., Class A *                                   176            10,067
Meredith Corp. *                                                 393            17,292
Nelson Thomas, Inc. *                                            198             2,475
Playboy Enterprises, Inc., Class B * (a)                         276             3,754
PRIMEDIA, Inc. * (a)                                           2,662             8,119
Pulitzer, Inc. *                                                  60             2,965
Readers Digest Association, Inc., Class A *                      923            12,442
Scholastic Corp. * (a)                                           310             9,232
The New York Times Company, Class A                            1,240            56,420
Tribune Company *                                              2,523           121,861
Value Line, Inc. *                                                78             3,831
                                                                          ------------
                                                                               595,037

RAILROADS & EQUIPMENT - 0.32%
Burlington Northern Santa Fe Corp. *                           3,095            88,022
CSX Corp. *                                                    1,756            52,838
Florida East Coast Indiana, Inc. * (a)                           310             7,920
GATX Corp. * (a)                                                 378             6,180
Genesee & Wyoming, Inc., Class A * (a)                           135             2,777
Greenbrier Company, Inc. * (a)                                   203             2,203
Kansas City Southern *                                           501             6,027
Norfolk Southern Corp. *                                       3,209            61,613
PAM Transportation Services, Inc.                                100             2,420
Union Pacific Corp. *                                          2,091           121,320
Wabtec Corp. *                                                   373             5,188
                                                                          ------------
                                                                               356,508
REAL ESTATE - 1.29%
Acadia Realty Trust, REIT *                                      347             3,172
Agree Realty Corp. *                                             199             4,838
Alexander's, Inc., REIT *                                         43             3,590
Alexandria Real Estate Equities, Inc. *                          129             5,805
AMB Property Corp., REIT *                                       607            17,099
American Land Lease, Inc. *                                      282             4,738
American Mortgage Acceptance Co.                                 190             3,298
AmeriVest Properties,  Inc. * (a)                                779             4,877
Amli Residential Properties Trust, REIT *                        171             4,027
Anthracite Capital, Inc., REIT                                   425             5,125
Anworth Mortgage Asset Corp., REIT *                             229             3,531
Apartment Investment & Management Company,
    Class A, REIT *                                              735            25,431
Archstone-Smith Trust, REIT *                                  1,430            34,320
Arden Realty, Inc., REIT *                                       438            11,366
Atlantic Realty Trust, REIT *                                    316             3,887
Avalon Bay Communities, Inc., REIT *                             526            22,429
Avatar Holdings, Inc. *                                          100             3,020
Banyan Strategic Realty Trust, REIT *                            300                90
Bedford Property Investments, Inc.                               120             3,408
Boston Properties, Inc., REIT *                                  776            33,989
Boykin Lodging Company, REIT *                                   306             2,387
Brandywine Realty Trust, REIT *                                  330             8,125
BRE Properties, Inc., Class A, REIT *                            319            10,591
Brookfield Homes Corp. *                                         256             3,948
BRT Realty Trust, REIT *                                         289             4,638
Burnham Pacific Properties, Inc., REIT *                         289               171
California Coastal Communities, Inc. *                           507             3,346
Camden Property Trust, REIT *                                    287            10,031
Capital Automotive, REIT *                                       241             6,746
CarrAmerica Realty Corp., REIT *                                 352             9,789
Catellus Development Corp. *                                     725            15,950
CBL & Associates Properties, Inc., REIT *                        228             9,804
CenterPoint Properties Corp., REIT *                             169            10,334
Chateau Communities, Inc., REIT *                                208             6,132
Chelsea Property Group, Inc., REIT *                             330            13,302
Colonial Properties Trust SBI * (a)                              186             6,545
Commercial Net Lease Realty, REIT *                              345             5,948
Cornerstone Realty Income Trust, Inc., REIT *                    689             5,037
Corporate Office Properties Trust, REIT * (a)                    200             3,386
Correctional Properties Trust, REIT *                            187             5,236
Corrections Corp. of America *                                   222             5,623
Cousins Properties, Inc. *                                       348             9,709
Crescent Real Estate Equities Company, REIT *                    865            14,368
Crown American Realty Trust, REIT *                              400             4,296
Developers Diversified Realty Corp. *                            731            20,790
Duke Realty Corp. *                                            1,101            30,333
EastGroup Properties, Inc., REIT *                               100             2,700
Entertainment Properties Trust, REIT *                           161             4,629
Equity Inns, Inc., REIT *                                        548             3,781
Equity Office Properties Trust, REIT *                         3,368            90,970
Equity Residential, REIT *                                     2,189            56,805
Essex Property Trust, REIT *                                     169             9,675
Federal Realty Investment Trust, REIT *                          392            12,544
Felcor Lodging Trust, Inc., REIT * (a)                           444             3,414
First Industrial Realty Trust, Inc., REIT *                      320            10,112
First Union Real Estate Equity & Mortgage
    Investments *                                              1,594             2,885
Gables Residential Trust, REIT *                                 174             5,260
General Growth Properties, Inc., REIT *                          482            30,096
Getty Realty Corp., REIT *                                       183             4,085
Glenborough Realty Trust, Inc., REIT *                           165             3,160
Glimcher Realty Trust *                                          343             7,683
Great Lakes REIT, Inc., REIT * (a)                               259             4,144
Health Care Property Investors, Inc., REIT *                     430            18,210
Health Care REIT, Inc. *                                         284             8,662
Healthcare Realty Trust *                                        313             9,124
Heritage Property Investment Trust, Inc., REIT *                 364             9,857
Highwoods Properties, Inc. *                                     443             9,879
Home Properties of New York, Inc., REIT *                        186             6,555
Hospitality Properties Trust, SBI *                              443            13,844
HRPT Properties Trust, REIT *                                  1,176            10,819
Innkeepers USA Trust, REIT *                                     421             2,863
Insignia Financial Group, Inc. *                                 249             2,766
Kilroy Realty Corp., REIT *                                      207             5,692
Kimco Realty Corp., REIT *                                       810            30,699
Koger Equity, Inc. *                                             204             3,515
Kramont Realty Trust, REIT *                                     239             3,943
Lexington Corporate Property Trust, REIT *                       200             3,540
Liberty Property Trust, REIT *                                   562            19,445
LNR Property Corp. *                                             154             5,760
LTC Properties, Inc., REIT *                                     418             3,992
Mack-California Realty Corp., REIT *                             401            14,588
Manufactured Home Communities, Inc.                              210             7,373
MeriStar Hospitality Corp., REIT *                               379             1,948
MFA Mortgage Investments, Inc., REIT * (a)                       406             4,076
Mid-America Apartment Communities, Inc. *                        156             4,214
Mid-Atlantic Realty Trust, SBI *                                 200             4,188
Mission West Properties, Inc. *                                  401             4,559
Monmouth Real Estate Investment Corp.                            673             4,724
National Health Investments, Inc., REIT * (a)                    202             3,668
Nationwide Health Properties, Inc., REIT *                       467             7,439

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
REAL ESTATE - CONTINUED
New Plan Excel Realty Trust, Inc. *                              707      $     15,094
Newcastle Investment Corp., REIT *                               172             3,368
Newhall Land & Farming Company, ADR                              203             6,141
Novastar Financial, Inc. (a)                                      94             5,616
One Liberty Properties, Inc. *                                   376             6,317
Pan Pacific Retail Properties, Inc. *                            311            12,238
Parkway Properties, Inc. *                                        72             3,028
Pennsylvania Real Estate Investment SBI * (a)                    120             3,594
Post Properties, Inc., REIT *                                    230             6,095
Prentiss Properties Trust, REIT *                                281             8,427
Prologis *                                                     1,445            39,448
PS Business Parks, Inc., REIT *                                  154             5,436
Public Storage, Inc., REIT *                                     992            33,718
RAIT Investment Trust, REIT *                                    179             4,743
Ramco Gershenson Properties Trust, REIT *                        123             2,866
Realty Income Corp., REIT * (a)                                  265            10,091
Reckson Associates Realty Corp., REIT *                          401             8,365
Redwood Trust, Inc., REIT * (a)                                  151             6,026
Regency Centers Corp., REIT *                                    459            16,056
Rouse Company, REIT *                                            669            25,489
Saul Centers, Inc. *                                             168             4,301
Senior Housing Properties Trust, SBI * (a)                       623             8,448
Shurgard Storage Centers, Inc., Class A *                        268             8,865
Simon Property Group, Inc., REIT *                             1,483            57,881
Sizeler Property Investors, Inc., REIT *                         468             4,797
SL Green Realty Corp. *                                          217             7,571
Sovran Self Storage, Inc. *                                      100             3,150
Stratus Properties, Inc. *                                       100               896
Summit Properties, Inc. *                                        210             4,336
Sun Communities, Inc., REIT *                                    143             5,620
Tanger Factory Outlet Centers, Inc., REIT * (a)                  100             3,308
Taubman Centers, Inc., REIT *                                    410             7,856
The Macerich Company, REIT *                                     389            13,666
The Mills Corp., REIT (a)                                        320            10,736
The St. Joe Company *                                            656            20,467
Town & Country Trust SBI *                                       150             3,487
Trammell Crow Company *                                          378             4,011
Transcontinental Realty Investors, Inc., REIT *                  192             2,822
Trizec Properties, Inc., REIT *                                1,197            13,610
United Capital Corp. *                                            56             1,949
United Dominion Realty Trust, Inc., REIT *                       909            15,653
United Mobile Homes, Inc. *                                      398             6,034
United States Restaurant Properties, Inc. * (a)                  270             4,239
Universal Health Realty Income Trust *                           103             2,781
Urstadt Biddle Properties, Inc. *                                389             5,003
Ventas, Inc., REIT *                                             677            10,257
Vornado Operating Company *                                      149                89
Vornado Realty Trust, REIT *                                     878            38,281
W. P. Carey & Company LLC *                                      250             7,485
Washington REIT,  REIT *                                         288             7,834
Weingarten Realty Investors, REIT *                              396            16,592
Winston Hotels, Inc., REIT * (a)                                 414             3,382
                                                                          ------------
                                                                             1,430,053

RETAIL GROCERY - 0.46%
7 Eleven, Inc. *                                                 862             9,094
Albertsons, Inc. *                                             3,106            59,635
Arden Group, Inc. *                                               48             2,832
Fresh Brands, Inc. *                                             113             1,571
Ingles Markets, Inc.                                             270             2,727
Nash-Finch Company                                               100             1,665
Pathmark Stores, Inc. *                                          213             1,630
Ruddick Corp. *                                                  388             6,099
Safeway, Inc. *                                                3,652            74,720
SUPERVALU, Inc. *                                              1,149            24,497
Sysco Corp. *                                                  5,445           163,568
The Great Atlantic & Pacific Tea
    Company, Inc. * (a)                                          325             2,860
The Kroger Company *                                           6,325           105,501
United Natural Foods, Inc. *                                     158             4,446
Weis Markets, Inc. *                                             219             6,793
Whole Foods Market, Inc. *                                       498            23,670
Wild Oats Markets, Inc. *                                        266             2,899
Willamette Valley Vineyard, Inc. * (a)                           498               687
Winn-Dixie Stores, Inc. * (a)                                  1,213            14,932
                                                                          ------------
                                                                               509,826

RETAIL TRADE - 4.96%
99 Cents Only Stores * (a)                                       624            21,416
A.C. Moore Arts & Crafts, Inc. * (a)                             165             3,305
Aaron Rents, Inc., Class B *                                     167             4,315
Abercrombie & Fitch Company, Class A                             818            23,239
Aeropostale, Inc. *                                              286             6,143
American Eagle Outfitters, Inc. *                                572            10,365
AnnTaylor Stores Corp. *                                         403            11,667
Asbury Automotive Group, Inc. (a)                                280             3,774
Barnes & Noble, Inc. *                                           576            13,277
Barnesandnoble.com, Inc., Class A (a)                          1,425             3,320
Bebe Stores, Inc. * (a)                                          218             4,170
Bed Bath & Beyond, Inc.                                        2,442            94,774
Best Buy Company, Inc. *                                       2,673           117,398
Big 5 Sporting Goods Corp. *                                     207             2,594
Big Lots, Inc. *                                                 967            14,544
BJ's Wholesale Club, Inc. *                                      549             8,268
Blue Rhino Corp. * (a)                                           162             1,942
Bombay Company, Inc. *                                           306             3,253
Borders Group, Inc. *                                            636            11,200
Burlington Coat Factory Warehouse Corp. *                        363             6,498
CarMax, Inc. *                                                   894            26,954
Cato Corp., Class A *                                            222             4,680
Charlotte Russe Holding, Inc. * (a)                              270             2,786
Charming Shoppes, Inc. * (a)                                     878             4,364
Chico's FAS, Inc. *                                              688            14,482
Childrens Place Retail Stores, Inc. *                            219             4,349
Christopher & Banks Corp. *                                      216             7,990
Circuit City Stores-Circuit City Group *                       1,932            17,002
Claire's Stores, Inc. *                                          429            10,879
Coldwater Creek, Inc. * (a)                                      159             1,960
Cost Plus, Inc. *                                                186             6,633
Costco Wholesale Corp. *                                       3,783           138,458
CSS Industries, Inc. * (a)                                        70             2,699
CVS Corp. *                                                    3,255            91,238
Daisytek International Corp. *                                   100                 7
Deb Shops, Inc. *                                                125             2,350
Dicks Sporting Goods, Inc. *                                     103             3,778
Dillard's, Inc., Class A *                                       642             8,648
Dollar General Corp. *                                         2,769            50,562
Dollar Tree Stores, Inc. *                                       977            31,000
Electronics Boutique Holdings Corp. * (a)                        219             5,061
Family Dollar Stores, Inc. *                                   1,414            53,944
Federated Department Stores, Inc. *                            1,549            57,081
Finish Line, Inc. *                                              155             3,443
First Cash Financial Services *                                  157             2,231
Foot Locker, Inc. *                                            1,255            16,629
Footstar, Inc. *                                                 248             3,224
Fossil, Inc. * (a)                                               392             9,236
Fred's, Inc., Class A * (a)                                      238             8,849
Friedmans, Inc., Class A * (a)                                   191             2,172

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
RETAIL TRADE - CONTINUED
Galyan's Trading, Inc. * (a)                                     159      $      2,280
GameStop Corp. *                                                 183             2,364
Gart Sports Company * (a)                                        104             2,949
Genesco, Inc. * (a)                                              214             3,788
Group 1 Automotive, Inc. * (a)                                   189             6,126
Guitar Center, Inc. (a)                                          191             5,539
Hancock Fabrics, Inc. (a)                                        167             2,697
Hanover Direct, Inc. *                                           700               196
Haverty Furniture Companies, Inc. *                              231             4,043
Hibbett Sporting Goods, Inc. *                                    99             3,261
Home Depot, Inc. *                                            19,346           640,740
Hot Topic, Inc. *                                                250             6,728
J. C. Penney Company, Inc.                                     2,220            37,407
J. Jill Group, Inc. *                                            170             2,863
Jo Ann Stores, Inc. * (a)                                        167             4,225
Kenneth Cole Productions, Inc., Class A * (a)                    160             3,118
Kmart Corp.                                                    2,390               194
Kohl's Corp. *                                                 2,795           143,607
Limited Brands, Inc.                                           4,321            66,976
Linens'n Things, Inc. *                                          402             9,491
Longs Drug Stores Corp. (a)                                      307             5,096
Lowe's Companies, Inc. *                                       6,493           278,874
May Department Stores Company *                                2,357            52,467
Michael's Stores, Inc. *                                         591            22,493
MSC Industrial Direct Company, Inc., Class A *                   282             5,048
Nordstrom, Inc. (a)                                            1,165            22,741
Pacific Sunwear of California, Inc.                              401             9,660
Payless ShoeSource, Inc. *                                       526             6,575
Pep Boys-Manny, Moe & Jack * (a)                                 419             5,661
Petco Animal Supplies Inc. *                                     126             2,739
PETsMART, Inc. *                                               1,239            20,654
Pier 1 Imports, Inc. *                                           826            16,850
RadioShack Corp. *                                             1,420            37,360
Regis Corp. *                                                    326             9,470
Rent-A-Center, Inc. *                                            278            21,075
Rite Aid Corp. * (a)                                           4,623            20,572
Ross Stores, Inc. *                                              662            28,294
Saks, Inc. *                                                   1,313            12,736
School Specialty, Inc. * (a)                                     192             5,464
Sears, Roebuck & Company *                                     2,619            88,103
Sharper Image Corp. * (a)                                        120             3,272
Shoe Carnival, Inc. *                                            128             1,889
Shopko Stores, Inc. * (a)                                        239             3,107
Sonic Automative, Inc. * (a)                                     239             5,237
Stein Mart, Inc. *                                               501             3,001
Steven Madden, Ltd. *                                            122             2,664
Talbots, Inc. *                                                  473            13,930
Target Corp. *                                                 7,556           285,919
The Buckle, Inc. * (a)                                           191             3,673
The Dress Barn, Inc.                                             311             3,940
The Gap, Inc. *                                                7,330           137,511
The Mens Wearhouse, Inc. *                                       321             7,014
The Neiman Marcus Group, Inc., Class A                           407            14,896
The Sports Authority, Inc. *                                     282             3,017
The TJX Companies, Inc. *                                      4,344            81,841
The Wet Seal, Inc., Class A *                                    403             4,304
The Yankee Candle, Inc. *                                        446            10,356
Tiffany & Company *                                            1,215            39,706
Too, Inc. * (a)                                                  359             7,270
Tractor Supply Company * (a)                                     151             7,210
Tuesday Morning Corp. *                                          344             9,047
United Rentals, Inc. *                                           646             8,973
Urban Outfitters, Inc. * (a)                                     159             5,708
ValueVision Media, Inc., Class A *                               347             4,730
Wal-Mart Stores, Inc. *                                       36,728         1,971,192
Walgreen Company *                                             8,529           256,723
Williams-Sonoma, Inc. *                                          998            29,142
Zale Corp. *                                                     260            10,400
                                                                          ------------
                                                                             5,514,347

SANITARY SERVICES - 0.19%
Allied Waste Industries, Inc. *                                1,771            17,799
Artesian Resources Corporation, Class A * (a)                     63             2,268
Casella Waste Systems, Inc., Class A *                           220             1,987
Ecolab, Inc. *                                                 2,124            54,374
Ionics, Inc. * (a)                                               110             2,459
Waste Connections, Inc. *                                        227             7,956
Waste Management, Inc. *                                       4,938           118,956
                                                                          ------------
                                                                               205,799

SEMICONDUCTORS - 2.67%
Actel Corp. * (a),                                               195             3,997
Advanced Energy Industries, Inc. * (a)                           319             4,546
Advanced Micro Devices, Inc. (a)                               2,971            19,044
Agere Systems, Inc., Class A *                                13,925            32,445
Altera Corp. *                                                 3,150            51,660
American Superconductor Corp. * (a)                              457             2,664
Amkor Technology, Inc. * (a)                                   1,467            19,276
Analog Devices, Inc. *                                         3,012           104,878
Applied Materials, Inc.                                       13,682           216,996
Applied Micro Circuits Corp. *                                 2,389            14,453
Asyst Technologies, Inc. *                                       465             3,111
Atmel Corp.                                                    4,267            10,795
ATMI, Inc. * (a)                                                 247             6,168
Axcelis Technologies, Inc. *                                     864             5,288
AXT, Inc. *,                                                     100               117
Broadcom Corp., Class A *                                      2,282            56,845
ChipPac, Inc., Class A * (a)                                     873             6,696
Cirrus Logic, Inc. *                                           1,026             4,125
Conexant Systems, Inc.                                         2,442            10,012
Credence Systems Corp. *                                         541             4,582
Cree, Inc. * (a)                                                 593             9,654
Cymer, Inc. * (a)                                                274             8,771
Cypress Semiconductor Corp. (a)                                1,126            13,512
DSP Group, Inc. *                                                222             4,780
Electroglas, Inc. * (a)                                        1,067             1,398
Emulex Corp. *                                                   744            16,941
ESS Technology, Inc. *                                           421             4,105
Exar Corp. *                                                     319             5,050
Fairchild Semiconductor Corp., Class A *                         916            11,716
Genus, Inc. * (a)                                                150               405
GlobespanVirata, Inc. *                                        1,117             9,215
Integrated Circuit Systems, Inc. *                               618            19,424
Integrated Device Technology, Inc.                               857             9,470
Intel Corp. *                                                 55,062         1,144,409
Intergrated Electrical Services, Inc. *                          489             3,545
International Rectifier Corp. *                                  578            15,502
Intersil Corp., Class A *                                      1,161            30,894
KLA-Tencor Corp. *                                             1,563            72,664
Kopin Corp. * (a)                                                632             3,868
Kulicke & Soffa Industries, Inc. *                               520             3,323
Lam Research Corp. *                                           1,099            20,013
Lattice Semiconductor Corp.                                      888             7,308
Linear Technology Corp. *                                      2,576            82,973
LSI Logic Corp. *                                              3,190            22,585
LTX Corp. *                                                      452             3,896
Maxim Integrated Products, Inc. *                              2,665            91,116
MEMC Electronic Materials, Inc. *                              1,744            17,091

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
SEMICONDUCTORS - CONTINUED
Micrel, Inc. *                                                   734      $      7,626
Microchip Technology, Inc. *                                   1,695            41,527
Micron Technology, Inc. *                                      5,015            58,324
Microsemi Corp. *                                                323             5,168
MKS Instruments, Inc. * (a)                                      412             7,445
Monolithic System Technology, Inc. * (a)                         255             2,310
Multilink Technology Corp. * (a)                                  40               108
Mykrolis Corp. *                                                 509             5,166
National Semiconductor Corp. *                                 1,512            29,817
Novellus Systems, Inc. *                                       1,238            45,337
NVIDIA Corp. *                                                 1,333            30,672
Oak Technology, Inc. *                                           560             3,478
Omnivision Technologies, Inc. * (a)                              193             6,022
ON Semiconductor Corp. *                                       1,978             5,341
Pericom Semiconductor Corp. *                                    212             1,972
Photronics, Inc. * (a)                                           256             4,467
Pioneer Standard Electronics, Inc. * (a)                         337             2,858
PLX Technology, Inc. * (a)                                       581             2,289
Power Integrations, Inc. *                                       237             5,764
QLogic Corp. *                                                   787            38,036
Quicklogic Corp. *                                               635             2,045
Rambus, Inc. *                                                   853            14,134
Rudolph Technologies, Inc. * (a)                                 147             2,346
Semtech Corp. *                                                  598             8,516
Silicon Image, Inc. *                                            553             3,086
Silicon Laboratories, Inc. * (a)                                 392            10,443
Siliconix, Inc. * (a)                                            248             8,953
Skyworks Solutions, Inc. * (a)                                 1,336             9,045
Teradyne, Inc. *                                               1,582            27,384
Texas Instruments, Inc. *                                     14,367           252,859
Therma-Wave, Inc. * (a)                                        1,291             2,685
TranSwitch Corp. *                                             2,059             2,800
Triquint Semiconductor, Inc. *                                 1,127             4,688
Ultratech Stepper, Inc. *                                        221             4,086
Varian Semiconductor Equipment Associates, Inc. *                273             8,124
Veeco Instruments, Inc. * (a)                                    232             3,951
Vitesse Semiconductor Corp. *                                  1,885             9,274
White Electronic Designs Corp. *                                 372             3,939
Xilinx, Inc. *                                                 2,784            70,463
Zoran Corp. * (a)                                                223             4,284
                                                                          ------------
                                                                             2,968,158
SHIPBUILDING - 0.00%
Todd Shipyards Corp. *                                           233             3,821
                                                                          ------------

SOFTWARE - 3.47%
Acclaim Entertainment, Inc. * (a)                              1,609             1,094
Activision, Inc.                                                 942            12,171
Adobe Systems, Inc. *                                          1,918            61,510
Advent Software, Inc. * (a)                                      259             4,380
Altiris, Inc. * (a)                                              165             3,308
America Online Latin America, Inc., Class A *                    733               441
ANSYS, Inc. *                                                    168             5,225
Applied Digital Solutions, Inc. *                                200               120
Ascential Software Corp. * (a)                                   491             8,072
Autodesk, Inc. *                                                 921            14,883
Avid Technology, Inc. * (a)                                      215             7,540
BARRA, Inc. (a)                                                  185             6,605
BEA Systems, Inc.                                              3,438            37,337
BMC Software, Inc.                                             1,953            31,892
Borland Software Corp. *                                         754             7,367
Brocade Communications Systems, Inc. *                         2,160            12,722
Bsquare Corp. *                                                1,743             1,429
Carreker Corp. * (a)                                             501             2,295
CCC Information Services Group, Inc. *                           224             3,248
CIBER, Inc. *                                                    825             5,792
Citrix Systems, Inc. *                                         1,443            29,379
Computer Associates International, Inc. *                      4,779           106,476
Compuware Corp. *                                              3,293            19,001
Concord Communications, Inc. *                                   160             2,197
Concur Technologies, Inc. * (a)                                  309             3,112
Datatec Systems, Inc. * (a)                                    1,358             1,467
Dendrite International, Inc. *                                   324             4,173
Digital Generation Systems, Inc. *                               903             1,734
Documentum, Inc. * (a)                                           472             9,284
Electronic Arts, Inc. *                                        1,185            87,678
Entegris, Inc. *                                                 697             9,368
Epiq Systems, Inc. * (a)                                         145             2,490
eResearch Technology, Inc. * (a)                                 186             4,122
Exult, Inc. * (a)                                                869             7,447
Group 1 Software, Inc. *                                         137             2,511
HPL Technologies, Inc. * (a)                                     443                89
Hyperion Solutions Corp. * (a)                                   332            11,208
Igate Corp. *                                                    802             2,783
Informatica Corp. *                                              678             4,685
InfoUSA, Inc. *                                                  632             5,119
Intermediate Telephone, Inc. *                                   208             4,414
Intuit, Inc. *                                                 1,707            76,013
J.D. Edwards & Company                                         1,087            15,577
JDA Software Group, Inc. *                                       253             2,831
Keane, Inc. * (a)                                                573             7,810
Lightspan, Inc. *                                                272               184
Macrovision Corp.                                                392             7,809
Magma Design Automation, Inc. * (a)                              244             4,185
Manhattan Associates, Inc. *                                     233             6,051
Mantech International Corp. *                                    132             2,532
Manugistics Group, Inc. * (a)                                    772             3,173
McDATA Corp., Class A *                                        1,062            15,580
MCSI, Inc. * (a)                                                  27                 2
Mercator Software, Inc. * (a)                                  1,262             1,880
Mercury Interactive Corp. *                                      702            27,104
Micromuse, Inc. *                                                613             4,898
Microsoft Corp.                                               88,977         2,278,701
MicroStrategy, Inc. * (a)                                         80             2,914
Midway Games, Inc. * (a)                                         513             1,862
MRO Software, Inc. *                                             295             2,546
MSC Software Corp. * (a)                                         318             2,143
NetIQ Corp. * (a)                                                553             8,549
NMS Communications Corp. (a)                                     280               552
Novell, Inc. *                                                 2,915             8,978
NYFIX, Inc. (a)                                                  424             2,692
Onyx Software Corp. * (a)                                        173               168
Opnet Technologies, Inc. *                                       199             2,426
Opsware, Inc. * (a)                                              637             2,561
Oracle Corp. *                                                43,836           526,909
Packeteer, Inc. * (a)                                            253             3,939
Parametric Technology Corp. *                                  2,263             6,902
PDF Solutions, Inc. * (a)                                        216             2,495
Pegasystems, Inc. *                                              270             1,990
PeopleSoft, Inc. *                                             2,599            45,716
Peregrine Systems, Inc. *                                      1,130               446
Pfsweb, Inc. *                                                   181               116
Pomeroy Computer Resources, Inc. * (a)                           289             3,196
Progress Software Corp. *                                        278             5,763
Qad Inc. *                                                       340             2,523
Red Hat, Inc.                                                  1,555            11,771
Saba Software, Inc. * (a)                                         99               450

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
SOFTWARE - CONTINUED
Scansoft, Inc. * (a)                                             543      $      2,948
Secure Computing Corp. * (a)                                     378             3,300
Seebeyond Technology Corp. *                                     995             2,298
Selectica, Inc. *                                                763             2,419
Serena Software, Inc. * (a)                                      342             7,141
Siebel Systems, Inc. *                                         4,016            38,313
SkillSoft PLC *                                                  374             1,889
Speechworks International, Inc. * (a)                            663             3,116
SPSS, Inc. *                                                     164             2,745
SS&C Technologies, Inc. *                                        131             2,089
Syntel, Inc. * (a)                                               327             5,144
Take-Two Interactive Software, Inc. *                            366            10,372
THQ, Inc. * (a)                                                  315             5,670
TR Systems, Inc. *                                               100                89
Tradestation Group, Inc. * (a)                                   358             3,673
Transaction Systems Architects, Inc., Class A *                  349             3,127
Tyler Technologies, Inc. *                                       632             2,686
Ulticom, Inc. *                                                  528             5,016
Verint Systems,  Inc. * (a)                                      189             4,802
VERITAS Software Corp. *                                       3,419            98,023
Viewpoint Corp. * (a)                                            184               208
Virage, Inc. *                                                   119               100
Vitria Technology, Inc. * (a)                                    566             3,243
Worldport Communications, Inc. *                                 212                91
                                                                          ------------
                                                                             3,856,607
STEEL - 0.09%
Alaska Steel Holding Corp. *                                     814             2,947
Allegheny Technologies, Inc. *                                   628             4,145
Bethleham Steel Corp. *                                          612                11
Carpenter Technology Corp. *                                     227             3,541
Gibraltar Steel Corp. * (a)                                      194             3,973
NS Group, Inc.                                                   318             3,100
Nucor Corp.                                                      647            31,606
Reliance Steel & Aluminum Company *                              344             7,121
Ryerson Tull, Inc. *                                             333             2,924
Steel Dynamics, Inc. * (a)                                       381             5,220
Texas Industries, Inc. *                                         185             4,403
United States Steel Corp. *                                      898            14,700
WHX Corp. * (a)                                                   33                69
Worthington Industries, Inc. *                                   802            10,747
                                                                          ------------
                                                                                94,507
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.60%
ADC Telecommunications, Inc. * (a)                             6,828            15,896
ADTRAN, Inc. * (a)                                               336            17,143
Advanced Fibre Communications, Inc. *                            671            10,917
Airnet Commerce Corp. *                                          166               179
Allegiance Telecom, Inc. * (a)                                   469                26
American Tower Corp., Class A *                                1,655            14,647
Andrew Corp. (a)                                                 965             8,878
Arris Group, Inc. * (a)                                          637             3,160
Aspect Communications, Inc. *                                    695             2,690
AT&T Latin America Corp. *                                       241                31
Avaya, Inc.                                                    3,102            20,039
Brightpoint, Inc. * (a)                                           40               492
Carrier Access Corp. *                                         1,124             2,450
CellStar Corp. *                                                 299             1,175
Choice One Communications, Inc. *                                161                52
CIENA Corp. *                                                  3,658            18,985
Citizens Communications Company * (a)                          2,373            30,588
Commonwealth Telephone Enterprises, Inc., (CTE) *                189             8,310
Commscope, Inc. *                                                584             5,548
Comverse Technology, Inc. *                                    1,565            23,522
Corning, Inc. * (a)                                            9,968            73,664
Corvis Corp. *                                                 3,562             5,343
Cosine Communications, Inc. * (a)                                 94               571
Crown Castle International Corp.                               1,836            14,266
CT Communications, Inc. *                                        271             2,913
Digital Lightwave, Inc. *                                      1,745             1,885
Finisar Corp. * (a)                                            2,216             3,435
General Communication, Inc. *                                    540             4,676
Harmonic, Inc. * (a)                                             720             2,930
Ibasis, Inc. (a)                                                 178               239
IDT Corp.                                                        219             3,920
Inet Technologies, Inc. *                                        439             4,377
Infonet Services Corp., Class B *                              3,023             4,807
InterDigital Communication Corp.  (a)*                           454            10,610
Intrado, Inc. * (a)                                              144             2,274
J2 Global Communications, Inc. * (a)                              88             4,046
JDS Uniphase Corp. *                                          11,758            41,271
Kvh Industries, Inc. *                                           106             2,621
Latitude Communications, Inc. *                                1,082             2,013
Level 3 Communications, Inc. * (a)                             3,855            25,597
Liberty Satellite & Technology *                                 311             2,177
Loral Space & Communications, Ltd. * (a)                         241               735
Lucent Technologies, Inc. *                                   34,439            69,911
Mastec, Inc. * (a)                                               425             2,448
MCK Communications, Inc.                                       1,012             2,611
Motorola, Inc. *                                              19,120           180,302
MRV Communications, Inc. * (a)                                   950             1,909
Network Equipment Technologies, Inc. *                           194             1,633
New Focus, Inc. *                                                863             3,228
Newport Corp. *                                                  315             4,662
NTL, Inc. *                                                      466            15,900
Pac-West Telecomm, Inc. *                                        182               135
PanAmSat Corp. * (a)                                           1,272            23,443
Persistence Software, Inc. *                                      10                37
Plantronics, Inc. *                                              385             8,343
Powerwave Technologies, Inc. *                                   706             4,427
Price Communications Corp. *                                     412             5,319
Proxim Corp., Class A *                                        1,125             1,643
PTEK Holdings, Inc. *                                            550             2,667
QUALCOMM, Inc. *                                               6,554           234,305
RCN Corp. * (a)                                                1,335             2,643
REMEC, Inc. *                                                    491             3,417
Savvis Communications Corp. *                                    300               270
SBA Communications Corp. * (a)                                   864             2,627
SBC Communications, Inc. *                                    27,621           705,717
Scientific-Atlanta, Inc. *                                     1,301            31,016
Sonus Networks, Inc. * (a)                                     2,083            10,477
Stratex Networks, Inc. *                                         922             2,950
Sunrise Telecom, Inc. *                                          411               727
SureWest Communications * (a)                                    129             3,902
Symmetricom, Inc. *                                              548             2,411
Tekelec *                                                        493             5,571
Tellabs, Inc. *                                                3,590            23,586
Time Warner Telecom, Inc., Class A * (a)                         380             2,421
TippingPoint Technologies, Inc. *                                198             1,567
Tollgrade Communications, Inc. * (a)                             130             2,424
Touch America Holdings, Inc. *                                   543                36
Triton PCS Holdings, Inc., Class A *                             465             2,348
Tut Systems, Inc. * (a)                                          723             2,849
UTStarcom, Inc. * (a)                                             84             2,988
Westell Technologies, Inc., Class A * (a)                        510             4,411
                                                                          ------------
                                                                             1,776,379
TELEPHONE - 1.66%
Alltel Corp.                                                   2,560           123,443
AT&T Corp.                                                     6,386           122,931

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES         VALUE
                                                              ------      ------------
TELEPHONE - CONTINUED
Atlantic Tele-Network, Inc.                                      161      $      3,589
BellSouth Corp. *                                             15,481           412,259
Centennial Communications Corp., Class A *                     1,217             4,868
CenturyTel, Inc. *                                             1,174            40,914
Cincinnati Bell, Inc. * (a)                                    2,069            13,862
Dobson Communications Corp., Class A *                           551             3,003
Harris Corp. *                                                   541            16,257
Hickory Tech Corp. * (a)                                         266             2,979
North Pittsburgh Systems, Inc. * (a)                             217             3,270
Primus Telecommunications Group, Inc. * (a)                      596             3,064
Qwest Communications International, Inc. *                    14,063            67,221
Sprint Corp. (FON Group) *                                     7,421           106,862
TALK America Holdings, Inc. * (a)                                267             2,913
U.S. Cellular Corp. *                                            719            18,299
Verizon Communications, Inc. *                                22,749           897,448
                                                                          ------------
                                                                             1,843,182
TIRES & RUBBER - 0.02%
Bandag, Inc. *                                                   158             5,889
Cooper Tire & Rubber Company *                                   563             9,903
Goodyear Tire &  Rubber Company * (a)                          1,636             8,589
Myers Indiana, Inc.                                              312             2,964
                                                                          ------------
                                                                                27,345
TOBACCO - 0.79%
Altria Group, Inc. *                                          17,203           781,704
Dimon, Inc. *                                                    422             3,030
R.J. Reynolds Tobacco Holdings, Inc. *                           694            25,824
Schweitzer Mauduit International, Inc. *                         116             2,800
Standard Commercial Corp. * (a)                                  172             2,924
Universal Corp. *                                                208             8,798
UST, Inc. *                                                    1,388            48,622
Vector Group, Ltd. * (a)                                         309             5,408
                                                                          ------------
                                                                               879,110
TOYS, AMUSEMENTS & SPORTING GOODS - 0.12%
Hasbro, Inc. *                                                 1,494            26,130
Jakks Pacific, Inc. * (a)                                        229             3,044
Marval Enterprises, Inc. * (a)                                   583            11,135
Mattel, Inc. *                                                 3,628            68,642
Russ Berrie & Company, Inc. *                                    181             6,608
Toys R Us, Inc. *                                              1,875            22,725
                                                                          ------------
                                                                               138,284
TRANSPORTATION - 0.18%
Airborne, Inc. *                                                 395             8,256
Alexander & Baldwin, Inc. *                                      313             8,304
C. H. Robinson Worldwide, Inc. *                                 675            24,003
General Maritime Corp. * (a)                                     307             3,116
Harley-Davidson, Inc. *                                        2,512           100,128
Heartland Express, Inc. *                                        476            10,591
J.B. Hunt Transport Services, Inc.                               317            11,967
Kirby Corp. *                                                    202             5,696
Marten Transport, Ltd. *                                         111             2,986
Offshore Logistics, Inc. *                                       189             4,111
Overseas Shipholding Group, Inc. *                               279             6,141
Pacer International,  Inc. *                                     309             5,828
RailAmerica, Inc. *                                              321             2,712
SCS Transportation, Inc. *                                       188             2,374
                                                                          ------------
                                                                               196,213
TRAVEL SERVICES - 0.08%
Ambassadors Group, Inc. * (a)                                    235             3,283
Expedia, Inc. *                                                  678            51,989
Pegasus Systems, Inc. * (a)                                      240             3,900
Sabre Holdings Corp. *                                         1,193            29,407
                                                                          ------------
                                                                                88,579

TRUCKING & FREIGHT - 0.84%
Arkansas Best Corp. (a)                                          214             5,091
CNF Transportation, Inc. *                                       399            10,127
Covenant Transport, Inc. *                                       124             2,108
EGL, Inc. *                                                      391             5,943
Expeditores International of Washington, Inc. *                  889            30,795
Fedex Corp. *                                                  2,481           153,896
First Aviation Services, Inc. *                                  297             1,132
Forward Air Corp. *                                              189             4,795
Knight Transportation, Inc. *                                    310             7,719
Landstar Systems, Inc. *                                         152             9,553
Navistar International Corp. *                                   592            19,317
Old Dominion Freight Lines Inc. *                                155             3,340
OMI Corp. *                                                      638             3,930
Oshkosh Truck Corp. *                                            135             8,008
Plains All American Pipeline, LP * (a)                           421            13,253
Roadway Express, Inc. * (a)                                      162             4,622
Ryder Systems, Inc. *                                            515            13,194
Swift Transportation, Inc. *                                     672            12,513
Terex Corp. *                                                    465             9,077
United Parcel Service, Inc., Class B *                         9,343           595,149
USF Corp. *                                                      219             5,906
Werner Enterprises, Inc. *                                       518            10,982
Yellow Corp. *                                                   245             5,672
                                                                          ------------
                                                                               936,122
TOTAL COMMON STOCK
(Cost: $112,436,797)                                                      $ 94,331,992
                                                                          ------------

WARRANTS - 0.00%
BANKING - 0.00%
Dime Bancorp, Inc. *, (Expiration date
 11/22/2005; strike price $0.16)                                 300                45
                                                                          ------------

TOTAL WARRANTS
(Cost: $105)                                                              $         45
                                                                          ------------

                                                         PRINCIPAL
                                                           AMOUNT            VALUE
                                                        ------------      ------------
SHORT TERM INVESTMENTS - 13.13%
Navigator Securities Lending Trust,1.14%                $  4,896,052      $  4,896,052
Federal Home Loan Bank Consolidated
 Discount Note, 0.98% due 08/20/2003                       4,000,000         3,994,000
Federal Home Loan Mortgage Discount
 Note, 1.14% due 07/03/2003                                4,600,000         4,599,708
U.S. Treasury Bills
    0.76% due 07/03/2003 - 09/25/2003 ****                   300,000           299,631
    0.79% due 08/14/2003                                     100,000            99,875
    0.80% due 07/24/2003 ****                                600,000           599,569
    1.12% due 07/10/2003 ****                                100,000            99,972
                                                                          ------------
                                                                          $ 14,588,807
REPURCHASE AGREEMENTS - 1.95%
Repurchase Agreement with State Street Corp.,
 dated 06/30/2003 at 0.92% to be repurchased
 at $2,162,055 on 07/01/2003, collateralized
 by $1,500,000 U.S. Treasury Bonds, 8.125%
 due 08/15/2019 (valued at $2,206,875
 including interest)                                       2,162,000      $  2,162,000
                                                                          ------------

TOTAL INVESTMENTS (TOTAL STOCK MARKET
INDEX TRUST) (Cost: $129,187,708)                                         $111,082,844
                                                                          ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

500 INDEX TRUST

                                                     SHARES      VALUE
                                                     ------      -----
COMMON STOCK - 96.40%
ADVERTISING - 0.22%
Monster Worldwide, Inc. * (a)                        10,595   $   209,039
Omnicom Group, Inc. *                                18,434     1,321,718
The Interpublic Group of Companies, Inc.*            38,054       509,163
                                                              -----------
                                                                2,039,920
AEROSPACE - 1.74%
General Dynamics Corp. *                             19,391     1,405,847
Goodrich Corp. *                                     11,198       235,158
Honeywell International, Inc.                        83,892     2,252,500
Lockheed Martin Corp. *                              44,049     2,095,411
Northrop Grumman Corp.                               17,898     1,544,418
Raytheon Company *                                   40,151     1,318,559
Rockwell Collins, Inc. *                             17,109       421,395
Textron, Inc. * (a)                                  13,431       524,078
The Boeing Company                                   82,253     2,822,923
United Technologies Corp. *                          45,764     3,241,464
                                                              -----------
                                                               15,861,753
AGRICULTURE - 0.06%
Monsanto Company *                                   25,732       556,840
                                                              -----------
AIR TRAVEL - 0.16%
Delta Air Lines, Inc. * (a)                          11,758       172,607
Southwest Airlines Company *                         76,274     1,311,913
                                                              -----------
                                                                1,484,520
ALUMINUM - 0.23%
Alcoa, Inc. *                                        82,605     2,106,427
                                                              -----------
APPAREL & TEXTILES - 0.36%
Cintas Corp. *                                       16,696       591,706
Jones Apparel Group, Inc. *                          12,282       359,371
Liz Claiborne, Inc. *                                10,683       376,576
NIKE, Inc., Class B                                  25,790     1,379,507
Reebok International, Ltd. * (a)                      5,714       192,162
V.F. Corp. *                                         10,865       369,953
                                                              -----------
                                                                3,269,275
AUTO PARTS - 0.28%
AutoZone, Inc. * (a)                                  8,725       662,838
Dana Corp. *                                         14,163       163,724
Delphi Corp.                                         55,343       477,610
Eaton Corp. *                                         7,288       572,910
Genuine Parts Company *                              17,195       550,412
Visteon Corp. *                                      12,297        84,481
                                                              -----------
                                                                2,511,975
AUTO SERVICES - 0.05%
AutoNation, Inc. *                                   27,630       434,344
                                                              -----------
AUTOMOBILES - 0.52%
Ford Motor Company *                                178,961     1,966,781
General Motors Corp. *                               54,812     1,973,232
PACCAR, Inc. * (a)                                   11,361       765,959
                                                              -----------
                                                                4,705,972
BANKING - 6.17%
AmSouth BanCorp *                                    34,681       757,433
Bank of America Corp.                               146,621    11,587,458
Bank of New York, Inc. *                             75,381     2,167,204
Bank One Corp. *                                    111,779     4,155,943
BB&T Corp.                                           46,020     1,578,486
Comerica, Inc. *                                     17,054       793,011
Fifth Third Bancorp *                                56,174     3,221,017
First Tennessee National Corp. *                     12,359       542,684
FleetBoston Financial Corp. *                       102,790     3,053,891
Golden West Financial Corp. *                        14,911     1,193,029
Huntington Bancshares, Inc. * (a)                    22,451       438,244
KeyCorp *                                            41,209     1,041,351
Marshall & Ilsley Corp. *                            21,963       671,629
National City Corp. *                                59,757     1,954,651
North Fork BanCorp, Inc. *                           15,392       524,251
Northern Trust Corp.                                 21,507       898,778
Southtrust Corp. *                                   33,555       912,696
SunTrust Banks, Inc. *                               27,355     1,623,246
Union Planters Corp. *                               19,446       603,409
US Bancorp *                                        187,751     4,599,899
Wachovia Corp. *                                    131,603     5,258,856
Wells Fargo & Company *                             163,959     8,263,534
Zions BanCorp *                                       9,009       455,945
                                                              -----------
                                                               56,296,645
BIOTECHNOLOGY - 1.22%
Amgen, Inc. *                                       123,211     8,252,673
Applera Corp.-Applied Biosystems Group               20,834       396,471
Biogen, Inc.                                         14,606       555,028
Chiron Corp. *                                       18,209       796,097
Genzyme Corp. *                                      21,060       880,308
Millipore Corp. *                                     4,613       204,679
                                                              -----------
                                                               11,085,256
BROADCASTING - 1.18%
Clear Channel Communications, Inc. *                 60,086     2,547,045
Univision Communications, Inc., Class A * (a)        22,420       681,568
Viacom, Inc., Class B *                             171,851     7,503,015
                                                              -----------
                                                               10,731,628
BUILDING MATERIALS & CONSTRUCTION - 0.18%
American Standard Companies, Inc. *                   7,145       528,230
Masco Corp. *                                        46,895     1,118,446
                                                              -----------
                                                                1,646,676
BUSINESS SERVICES - 1.90%
Automatic Data Processing, Inc. *                    58,523     1,981,589
Cendant Corp. *                                      99,491     1,822,675
Computer Sciences Corp. *                            18,288       697,139
Concord EFS, Inc. *                                  47,327       696,653
Convergys Corp. *                                    14,380       230,080
Deluxe Corp. *                                        5,543       248,326
Electronic Data Systems Corp. *                      46,751     1,002,809
EMC Corp. *                                         213,761     2,238,078
Equifax, Inc. *                                      13,558       352,508
First Data Corp. *                                   73,186     3,032,828
Fiserv, Inc. *                                       18,875       672,139
Fluor Corp. *                                         8,173       274,940
Hudson Highland Group, Inc. * (a)                       770        14,638
NCR Corp. *                                           9,299       238,240
Paychex, Inc. *                                      36,825     1,079,341
PerkinElmer, Inc. *                                  12,041       166,286
Pitney Bowes, Inc. *                                 23,011       883,852
R.R. Donnelley & Sons Company *                      10,800       282,312
Robert Half International, Inc. *                    16,516       312,813
SunGuard Data Systems, Inc. *                        27,790       720,039
Unisys Corp. *                                       32,641       400,831
                                                              -----------
                                                               17,348,116
CABLE AND TELEVISION - 1.50%
AOL Time Warner, Inc. *                             439,966     7,079,053
Comcast Corp., Class A *                            219,992     6,639,358
                                                              -----------
                                                               13,718,411
CELLULAR COMMUNICATIONS - 0.50%
AT&T Wireless Services, Inc. *                      265,116     2,176,602
Nextel Communications, Inc., Class A *              100,490     1,816,859
Sprint Corp. (PCS Group) * (a)                      100,014       575,081
                                                              -----------
                                                                4,568,542

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES      VALUE
                                                     ------      -----
CHEMICALS - 1.26%
Air Products & Chemicals, Inc. *,                    22,169   $   922,230
Ashland, Inc. * (a)                                   6,505       199,573
Dow Chemical Company *                               89,550     2,772,468
E.I. Du Pont De Nemours & Company *                  97,473     4,058,776
Eastman Chemical Company *                            7,368       233,345
Engelhard Corp. *                                    12,179       301,674
Great Lakes Chemical Corp. * (a)                      4,784        97,594
Hercules, Inc.                                       10,408       103,039
PPG Industries, Inc. *                               16,534       838,935
Praxair, Inc. *                                      15,842       952,104
Rohm & Haas Company *                                21,624       670,993
Sigma-Aldrich Corp. *                                 6,833       370,212
                                                              -----------
                                                               11,520,943
COMPUTERS & BUSINESS EQUIPMENT - 4.84%
Apple Computer, Inc.                                 35,648       681,590
Cisco Systems, Inc. *                               686,617    11,390,976
Dell Computer Corp. *                               251,220     8,028,991
Gateway, Inc. * (a)                                  30,886       112,734
Hewlett-Packard Company *                           298,570     6,359,541
International Business Machines Corp. *             169,076    13,948,770
Lexmark International Group, Inc., Class A *         12,441       880,449
Network Appliance, Inc. * (a)                        33,431       541,916
Sun Microsystems, Inc. *                            315,583     1,451,682
Xerox Corp. * (a)                                    72,296       765,615
                                                              -----------
                                                               44,162,264
CONSTRUCTION MATERIALS - 0.08%
Sherwin-Williams Company *                           14,284       383,954
Vulcan Materials Company * (a)                       10,137       375,779
                                                              -----------
                                                                  759,733
CONSTRUCTION & MINING EQUIPMENT - 0.23%
Caterpillar, Inc. *                                  33,674     1,874,295
Rowan Companies, Inc. *                               8,916       199,718
                                                              -----------
                                                                2,074,013
CONTAINERS & GLASS - 0.14%
Ball Corp.                                            5,791       263,549
Bemis Company, Inc. *                                 5,428       254,030
Pactiv Corp. *                                       16,055       316,444
Sealed Air Corp. *                                    8,403       400,487
                                                              -----------
                                                                1,234,510
COSMETICS & TOILETRIES - 2.43%
Alberto Culver Company, Class B * (a)                 5,920       302,512
Avon Products, Inc. *                                22,944     1,427,117
Colgate-Palmolive Company *                          52,620     3,049,329
International Flavors &   Fragrances, Inc. *          8,991       287,083
Kimberly-Clark Corp. *                               49,732     2,593,026
The Gillette Company *                              100,084     3,188,676
The Procter & Gamble Company *                      126,713    11,300,265
                                                              -----------
                                                               22,148,008
CRUDE PETROLEUM & NATURAL GAS - 0.58%
Apache Corp.                                         15,738     1,023,914
Burlington Resources, Inc. *                         19,541     1,056,582
Devon Energy Corp. *                                 22,495     1,201,233
EOG Resources, Inc. *                                11,452       479,151
Occidental Petroleum Corp. *                         36,849     1,236,284
Sunoco, Inc. *                                        7,755       292,674
                                                              -----------
                                                                5,289,838
DOMESTIC OIL - 0.38%
Amerada Hess Corp. *                                  8,873       436,374
Anadarko Petroleum Corp. *                           24,301     1,080,666
Kerr-McGee Corp. *                                    9,968       446,566
Marathon Oil Corp. *                                 30,443       802,173
Unocal Corp. *                                       25,196       722,873
                                                              -----------
                                                                3,488,652
DRUGS & HEALTH CARE - 0.35%
Cardinal Health, Inc. *                              43,677     2,808,431
Humana, Inc.                                         15,465       233,521
Quintiles Transnational Corp.                        11,246       159,581
                                                              -----------
                                                                3,201,533
EDUCATIONAL SERVICES - 0.12%
Apollo Group, Inc., Class A *                        17,095     1,055,787
                                                              -----------
ELECTRICAL EQUIPMENT - 3.58%
American Power Conversion Corp. *                    19,807       308,791
Cooper Industries, Ltd., Class A *                    9,341       385,783
Emerson Electric Company                             41,055     2,097,911
General Electric Company *                          977,861    28,045,054
Johnson Controls, Inc.                                8,700       744,720
Molex, Inc. (a)                                      18,927       510,840
Power-One, Inc. * (a)                                 7,615        54,447
Symbol Technologies, Inc. *                          23,228       302,196
Tektronix, Inc. *                                     8,285       178,956
                                                              -----------
                                                               32,628,698
ELECTRIC UTILITIES - 2.30%
Allegheny Energy, Inc. * (a)                         11,978       101,214
Ameren Corp. *                                       15,733       693,825
American Electric Power, Inc.                        38,617     1,151,945
CenterPoint Energy, Inc. *                           31,038       252,960
Cinergy Corp. *                                      17,171       631,721
CMS Energy Corp. * (a)                               13,734       111,245
Consolidated Edison, Inc. *                          21,821       944,413
Constellation Energy Group, Inc. *                   16,234       556,826
Dominion Resources, Inc. *                           30,378     1,952,394
DTE Energy Company *                                 16,410       634,082
Duke Energy Corp. *                                  88,051     1,756,618
Edison International *                               32,168       528,520
Entergy Corp. *                                      22,093     1,166,069
Exelon Corp. *                                       31,757     1,899,386
FirstEnergy Corp. *                                  29,059     1,117,319
FPL Group, Inc.                                      17,956     1,200,359
PG&E Corp. *                                         39,939       844,710
Pinnacle West Capital Corp.                           9,083       340,158
PPL Corp. *                                          16,422       706,146
Public Service Enterprise Group, Inc. * (a)          22,067       932,331
TECO Energy, Inc. * (a)                              16,741       200,725
The AES Corp. *                                      59,758       379,463
The Southern Company *                               70,682     2,202,451
TXU Corp. *                                          31,538       708,028
                                                              -----------
                                                               21,012,908
ELECTRONICS - 0.22%
Agilent Technologies, Inc. *                         46,020       899,691
Jabil Circuit, Inc. *                                19,643       434,110
Sanmina-SCI Corp. *                                  51,382       324,221
Solectron Corp. *                                    83,064       310,659
Thomas & Betts Corp. *                                5,555        80,270
                                                              -----------
                                                                2,048,951
ENERGY - 0.28%
Calpine Corp. * (a)                                  38,741       255,691
Mirant Corp. (a)                                     38,499       111,647
Progress Energy, Inc. *                              23,515     1,032,308
Sempra Energy *                                      20,269       578,274
Xcel Energy, Inc. *                                  39,192       589,448
                                                              -----------
                                                                2,567,368
FINANCIAL SERVICES - 8.81%
American Express Company *,                         126,900     5,305,689
Bear Stearns Companies, Inc. *                        9,688       701,605
Capital One Financial Corp. *                        22,128     1,088,255
Charles Schwab Corp. *                              131,896     1,330,831

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES      VALUE
                                                     ------      -----
FINANCIAL SERVICES - CONTINUED
Charter One Financial, Inc. *                        22,111   $   689,421
Citigroup, Inc. *                                   503,758    21,560,842
Countrywide Financial Corp. *                        12,746       886,739
Federal Home Loan Mortgage Corp.                     67,252     3,414,384
Federal National Mortgage Association                95,890     6,466,822
Federated Investors, Inc., Class B *                 10,522       288,513
Franklin Resources, Inc. *                           24,992       976,438
H & R Block, Inc. *                                  17,487       756,313
J.P. Morgan Chase & Company *                       198,678     6,790,814
Janus Capital Group, Inc. *                          23,321       382,464
Lehman Brothers Holdings, Inc.                       23,684     1,574,512
MBIA, Inc. *                                         14,184       691,470
MBNA Corp. *                                        124,965     2,604,271
Mellon Financial Corp. *                             42,165     1,170,079
Merrill Lynch & Company, Inc.                        90,991     4,247,460
Moody's Corp. *                                      14,402       759,130
Morgan Stanley *                                    106,329     4,545,565
PNC Financial Services Group *                       27,614     1,347,839
Providian Financial Corp. * (a)                      27,551       255,122
Regions Financial Corp. *                            21,590       729,310
SLM Corp. *                                          44,340     1,736,798
State Street Corp. * (b)                             32,481     1,279,751
Synovus Financial Corp. * (a)                        29,830       641,345
T. Rowe Price Group, Inc. *                          12,139       458,247
The Goldman Sachs Group, Inc.                        45,918     3,845,633
Washington Mutual, Inc. *                            91,018     3,759,043
                                                              -----------
                                                               80,284,705
FOOD & BEVERAGES - 3.98%
Anheuser-Busch Companies, Inc.                       81,582     4,164,761
Archer-Daniels-Midland Company *                     62,943       810,076
Campbell Soup Company *                              40,064       981,568
Coca-Cola Enterprises, Inc. *                        44,093       800,288
ConAgra Foods, Inc. *                                52,452     1,237,867
General Mills, Inc. *                                36,146     1,713,682
H.J. Heinz Company *                                 34,324     1,132,006
Hershey Foods Corp. *                                12,721       886,145
Kellogg Company                                      39,727     1,365,417
McCormick & Company, Inc. *                          13,352       363,174
PepsiCo, Inc. *                                     168,164     7,483,298
Sara Lee Corp. *                                     75,903     1,427,735
Starbucks Corp. *                                    38,138       935,144
The Coca-Cola Company *                             241,069    11,188,012
The Pepsi Bottling Group, Inc. *                     26,731       535,155
William Wrigley Jr. Company *                        22,007     1,237,454
                                                              -----------
                                                               36,261,782
FOREST PRODUCTS - 0.13%
Weyerhaeuser Company *                               21,309     1,150,686
                                                              -----------
FURNITURE & FIXTURES - 0.04%
Leggett & Platt, Inc. *                              18,550       380,275
                                                              -----------
GAS & PIPELINE UTILITIES - 0.33%
Dynegy, Inc., Class A * (a)                          35,396       148,663
El Paso Corp. * (a)                                  59,135       477,811
KeySpan Corp. *                                      15,417       546,533
Kinder Morgan, Inc. *                                11,953       653,231
Nicor, Inc. (a)                                       4,195       155,676
NiSource, Inc. *                                     25,950       493,050
Peoples Energy Corp. *                                3,402       145,912
Williams Companies, Inc. *                           51,395       406,021
                                                              -----------
                                                                3,026,897
HEALTHCARE PRODUCTS - 3.56%
Bausch & Lomb, Inc.                                   5,083       190,613
Baxter International, Inc.                           58,433     1,519,258
Becton Dickinson & Company *                         24,880       966,588
Biomet, Inc. *                                       25,290       724,811
Boston Scientific Corp. *                            40,112     2,450,843
C.R. Bard, Inc.                                       5,174       368,958
Guidant Corp. *                                      30,218     1,341,377
Johnson & Johnson *                                 290,521    15,019,936
MedImmune, Inc.                                      24,606       894,920
Medtronic, Inc. *                                   119,347     5,725,076
St. Jude Medical, Inc. *                             17,595     1,011,712
Stryker Corp. *                                      19,410     1,346,472
Zimmer Holdings, Inc. *                              19,202       865,050
                                                              -----------
                                                               32,425,614
HEALTHCARE SERVICES - 0.88%
HCA - The Healthcare Company *                       49,995     1,601,840
IMS Health, Inc. *                                   24,300       437,157
Manor Care, Inc. *                                    8,634       215,936
McKesson Corp. *                                     28,281     1,010,763
Quest Diagnostics, Inc. * (a)                        10,305       657,459
UnitedHealth Group, Inc. *                           57,976     2,913,294
Wellpoint Health Networks, Inc., Class A *           14,178     1,195,205
                                                              -----------
                                                                8,031,654
HOMEBUILDERS - 0.12%
Centex Corp. *                                        6,105       474,908
KB HOME * (a)                                         4,562       282,753
Pulte Homes, Inc. *                                   6,096       375,879
                                                              -----------
                                                                1,133,540
HOTELS & RESTAURANTS - 0.72%
Darden Restaurants, Inc. *                           16,292       309,222
Harrah's Entertainment, Inc. *                       10,654       428,717
Hilton Hotels Corp. *                                37,252       476,453
Marriott International, Inc., Class A *              22,754       874,209
McDonalds Corp. *                                   124,393     2,744,109
Starwood Hotels & Resorts Worldwide, Inc. *          19,662       562,137
Wendy's International, Inc. *                        10,998       318,612
Yum! Brands, Inc. *                                  28,803       851,417
                                                              -----------
                                                                6,564,876
HOUSEHOLD APPLIANCES - 0.13%
Black & Decker Corp. *                                7,492       325,527
Maytag Corp. *                                        7,437       181,612
The Stanley Works *                                   8,413       232,199
Whirlpool Corp. *                                     6,786       432,268
                                                              -----------
                                                                1,171,606
HOUSEHOLD PRODUCTS - 0.27%
Fortune Brands, Inc. *                               14,226       742,597
Newell Rubbermaid, Inc. *                            26,730       748,440
The Clorox Company *                                 21,404       912,881
Tupperware Corp. *                                    5,558        79,813
                                                              -----------
                                                                2,483,731
INDUSTRIAL MACHINERY - 0.52%
Cummins, Inc. * (a)                                   3,956       141,981
Deere & Company                                      23,381     1,068,512
Dover Corp. *                                        19,842       594,665
Ingersoll-Rand Company, Inc., Class A *              16,515       781,490
ITT Industries, Inc. *                                9,024       590,711
Pall Corp. *                                         12,467       280,507
Parker-Hannifin Corp. *                              11,660       489,603
Thermo Electron Corp. *                              15,584       327,576
W.W. Grainger, Inc. *                                 9,100       425,516
                                                              -----------
                                                                4,700,561
INDUSTRIALS - 0.10%
Crane Company                                         5,675       128,425
Rockwell Automation, Inc *                           18,443       439,681
Waters Corp. *                                       12,308       358,532
                                                              -----------
                                                                  926,638

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES      VALUE
                                                     ------      -----
INSURANCE - 4.75%
ACE, Ltd. *                                          25,833   $   885,813
Aetna, Inc. *                                        14,830       892,766
AFLAC, Inc. *                                        50,144     1,541,928
Ambac Financial Group, Inc. *                        10,362       686,482
American International Group, Inc. *                255,226    14,083,371
Anthem, Inc. *                                       13,482     1,040,136
Aon Corp. *                                          30,471       733,742
Chubb Corp. *                                        18,094     1,085,640
CIGNA Corp. *                                        13,687       642,468
Cincinnati Financial Corp. *                         15,865       588,433
Hartford Financial Services Group, Inc. *            27,357     1,377,698
Jefferson-Pilot Corp. *                              14,106       584,835
John Hancock Financial Services, Inc. *              28,206       866,770
Lincoln National Corp. *                             17,374       619,036
Loews Corp.                                          18,065       854,294
Marsh & McLennan Companies, Inc. *                   52,399     2,676,017
MetLife, Inc. *                                      74,352     2,105,649
MGIC Investment Corp. * (a)                           9,576       446,625
Principal Financial Group, Inc. *                    31,927     1,029,646
Progressive Corp. *                                  21,279     1,555,495
Prudential Financial, Inc. *                         53,961     1,815,788
SAFECO Corp. *                                       13,680       482,630
St. Paul Companies, Inc. *                           22,207       810,778
The Allstate Corp.                                   68,867     2,455,108
Torchmark, Inc. *                                    11,288       420,478
Travelers Property Casualty Corp., Class B *         98,348     1,550,948
UNUMProvident Corp. *                                28,916       387,763
XL Capital, Ltd., Class A *                          13,350     1,108,050
                                                              -----------
                                                               43,328,387
INTERNET CONTENT - 0.21%
Yahoo!, Inc. *                                       59,001     1,932,873
                                                              -----------
INTERNET RETAIL - 0.36%
eBay, Inc. *                                         31,054     3,235,206
                                                              -----------
INTERNET SOFTWARE - 0.07%
Symantec Corp. *                                     14,405       631,803
                                                              -----------
LEISURE TIME - 0.77%
Brunswick Corp. *                                     8,592       214,972
Carnival Corp. *                                     61,237     1,990,815
International Game Technology *                       8,344       853,841
The Walt Disney Company *                           199,936     3,948,736
                                                              -----------
                                                                7,008,364
LIQUOR - 0.07%
Adolph Coors Company, Class B * (a)                   3,459       169,422
Brown Forman Corp., Class B *                         5,973       469,597
                                                              -----------
                                                                  639,019
MANUFACTURING - 1.29%
3M Company *                                         38,227     4,930,518
Danaher Corp. * (a)                                  14,912     1,014,762
Illinois Tool Works, Inc. *                          30,046     1,978,529
Snap-on, Inc. * (a)                                   5,541       160,855
Tyco International, Ltd. *                          195,261     3,706,054
                                                              -----------
                                                               11,790,718
MEDICAL-HOSPITALS - 0.11%
Health Management Associates, Inc., Class A *        23,713       437,505
Tenet Healthcare Corp. *                             46,255       538,871
                                                              -----------
                                                                  976,376
MINING - 0.22%
Freeport-McMoRan Copper & Gold,
  Inc., Class B * (a)                                14,528       355,936
Newmont Mining Corp. *                               39,169     1,271,426
Phelps Dodge Corp. *                                  8,939       342,721
                                                              -----------
                                                                1,970,083
NEWSPAPERS - 0.10%
Dow Jones & Company, Inc. * (a)                       8,199       352,803
Knight-Ridder, Inc. *                                 8,042       554,335
                                                              -----------
                                                                  907,138
OFFICE FURNISHINGS & SUPPLIES - 0.20%
Avery Dennison Corp. *                               10,798       542,060
Office Depot, Inc. *                                 30,618       444,267
Staples, Inc. *                                      47,455       870,799
                                                              -----------
                                                                1,857,126
PAPER - 0.39%
Boise Cascade Corp.                                   5,555       132,765
Georgia-Pacific Corp. *                              24,863       471,154
International Paper Company *                        46,717     1,669,198
Louisiana-Pacific Corp. (a)                           9,968       107,455
MeadWestvaco Corp. *                                 19,789       488,788
Plum Creek Timber Company, Inc. *                    18,309       475,119
Temple-Inland, Inc. * (a)                             5,520       236,863
                                                              -----------
                                                                3,581,342
PETROLEUM SERVICES - 4.58%
Baker Hughes, Inc. *                                 32,892     1,104,184
BJ Services Company                                  15,519       579,790
ChevronTexaco Corp. *                               104,527     7,546,849
ConocoPhillips *                                     66,351     3,636,035
Exxon Mobil Corp. *                                 653,604    23,470,919
Halliburton Company *                                42,629       980,467
McDermott International, Inc.                         6,075        38,455
Nabors Industries, Ltd. *                            14,245       563,390
Noble Corp. *                                        13,289       455,813
Schlumberger, Ltd. *                                 57,017     2,712,299
Transocean, Inc. *                                   31,234       686,211
                                                              -----------
                                                               41,774,412
PHARMACEUTICALS - 7.91%
Abbott Laboratories,                                152,735     6,683,684
Allergan, Inc.                                       12,726       981,175
AmerisourceBergen Corp. *                            10,781       747,662
Bristol-Myers Squibb Company *                      189,621     5,148,210
Eli Lilly & Company *                               109,927     7,581,665
Forest Laboratories, Inc. *                          35,492     1,943,187
King Pharmaceuticals, Inc. *                         24,119       355,996
Merck & Company, Inc. *                             219,403    13,284,852
Pfizer, Inc. *                                      772,424    26,378,280
Schering-Plough Corp. *                             143,676     2,672,374
Watson Pharmaceuticals, Inc. *                       10,628       429,052
Wyeth *                                             129,920     5,917,856
                                                              -----------
                                                               72,123,993
PHOTOGRAPHY - 0.08%
Eastman Kodak Company *                              27,810       760,604
                                                              -----------
PUBLISHING - 0.62%
American Greetings Corp., Class A * (a)               6,277       123,280
Gannett Company, Inc. *                              26,187     2,011,424
McGraw-Hill Companies, Inc. *                        18,755     1,162,810
Meredith Corp. *                                      4,742       208,648
The New York Times Company, Class A                  14,824       674,492
Tribune Company *                                    30,134     1,455,472
                                                              -----------
                                                                5,636,126
RAILROADS & EQUIPMENT - 0.42%
Burlington Northern Santa Fe Corp. *                 36,356     1,033,965
CSX Corp. *                                          21,058       633,635
Norfolk Southern Corp. *                             37,986       729,331

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES       VALUE
                                                      ------       -----
RAILROADS & EQUIPMENT - CONTINUED
Union Pacific Corp. *                                  24,827   $ 1,440,463
                                                                -----------
                                                                  3,837,394
REAL ESTATE - 0.31%
Apartment Investment & Management
  Company, Class A, REIT *                              9,461       327,351
Equity Office Properties Trust, REIT *                 39,239     1,059,845
Equity Residential, REIT *                             26,517       688,116
Simon Property Group, Inc., REIT *                     18,222       711,205
                                                                -----------
                                                                  2,786,517
RETAIL GROCERY - 0.57%
Albertsons, Inc. * (a)                                 36,138       693,850
Safeway, Inc. *                                        43,105       881,928
SUPERVALU, Inc. *                                      13,544       288,758
Sysco Corp. *                                          63,535     1,908,591
The Kroger Company *                                   73,839     1,231,635
Winn-Dixie Stores, Inc. * (a)                          13,421       165,212
                                                                -----------
                                                                  5,169,974
RETAIL TRADE - 6.14%
Bed Bath & Beyond, Inc.                                28,839     1,119,242
Best Buy Company, Inc. *                               31,491     1,383,085
Big Lots, Inc. *                                       11,069       166,478
Circuit City Stores-Circuit City Group * (a)           20,067       176,590
Costco Wholesale Corp. *                               44,588     1,631,921
CVS Corp. *                                            38,479     1,078,566
Dillard's, Inc., Class A *                              8,071       108,716
Dollar General Corp. *                                 32,719       597,449
Family Dollar Stores, Inc. *                           16,867       643,476
Federated Department Stores, Inc. *                    18,129       668,054
Home Depot, Inc. *                                    224,760     7,444,051
J. C. Penney Company, Inc.                             26,623       448,597
Kohl's Corp. *                                         33,141     1,702,784
Limited Brands, Inc.                                   51,020       790,810
Lowe's Companies, Inc. *                               76,258     3,275,281
May Department Stores Company *                        28,287       629,669
Nordstrom, Inc. (a)                                    12,909       251,984
RadioShack Corp. *                                     16,750       440,692
Sears, Roebuck & Company * (a)                         30,148     1,014,179
Target Corp. *                                         89,099     3,371,506
The Gap, Inc. *                                        87,099     1,633,977
The TJX Companies, Inc. *                              50,076       943,432
Tiffany & Company *                                    14,390       470,265
Wal-Mart Stores, Inc. *                               428,526    22,998,990
Walgreen Company *                                    100,238     3,017,164
                                                                -----------
                                                                 56,006,958
SANITARY SERVICES - 0.25%
Allied Waste Industries, Inc.                          20,959       210,638
Ecolab, Inc. *                                         25,600       655,360
Waste Management, Inc. *                               57,807     1,392,571
                                                                -----------
                                                                  2,258,569
SEMICONDUCTORS - 3.15%
Advanced Micro Devices, Inc. (a)                       32,738       209,851
Altera Corp. *                                         37,497       614,951
Analog Devices, Inc. *                                 35,675     1,242,203
Applied Materials, Inc.                               162,018     2,569,605
Applied Micro Circuits Corp. *                         28,944       175,111
Broadcom Corp., Class A *                              27,336       680,940
Intel Corp. *                                         639,209    13,285,320
KLA-Tencor Corp. * (a)                                 18,555       862,622
Linear Technology Corp. *                              30,546       983,887
LSI Logic Corp. * (a)                                  37,837       267,886
Maxim Integrated Products, Inc. *                      31,700     1,083,823
Micron Technology, Inc. *                              59,438       691,264
National Semiconductor Corp. *                         18,154       357,997
Novellus Systems, Inc. *                               14,743       539,903
NVIDIA Corp. * (a)                                     15,744       362,269
PMC-Sierra, Inc. * (a)                                 15,959       187,199
QLogic Corp. *                                          9,308       449,856
Teradyne, Inc. *                                       18,413       318,729
Texas Instruments, Inc. *                             169,071     2,975,650
Xilinx, Inc. *                                         32,927       833,382
                                                                -----------
                                                                 28,692,448
SOFTWARE - 4.47%
Adobe Systems, Inc. *                                  22,637       725,969
Autodesk, Inc. *                                       10,808       174,657
BMC Software, Inc.                                     23,260       379,836
Citrix Systems, Inc. *                                 16,300       331,868
Computer Associates International, Inc. *              56,468     1,258,107
Compuware Corp. *                                      36,035       207,922
Electronic Arts, Inc. *                                14,220     1,052,138
Intuit, Inc. *                                         20,042       892,470
Mercury Interactive Corp. * (a)                         8,471       327,065
Microsoft Corp.                                     1,050,403    26,900,821
Novell, Inc. *                                         35,101       108,111
Oracle Corp. *                                        512,821     6,164,108
Parametric Technology Corp. *                          25,028        76,335
PeopleSoft, Inc. *                                     30,892       543,390
Siebel Systems, Inc. *                                 47,786       455,879
VERITAS Software Corp. *                               40,529     1,161,967
                                                                -----------
                                                                 40,760,643
STEEL - 0.08%
Allegheny Technologies, Inc. *                          7,685        50,721
Nucor Corp.                                             7,804       381,225
United States Steel Corp. * (a)                         9,748       159,575
Worthington Industries, Inc. *                          8,185       109,679
                                                                -----------
                                                                    701,200
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.91%
ADC Telecommunications, Inc. * (a)                     76,416       177,896
Andrew Corp. (a)                                        9,372        86,222
Avaya, Inc.                                            38,104       246,152
CIENA Corp. *                                          45,815       237,780
Citizens Communications Company * (a)                  28,284       364,581
Comverse Technology, Inc. *                            19,000       285,570
Corning, Inc. * (a)                                   123,646       913,744
JDS Uniphase Corp. *                                  139,583       489,936
Lucent Technologies, Inc. *                           404,072       820,266
Motorola, Inc. *                                      226,324     2,134,235
QUALCOMM, Inc. *                                       77,202     2,759,972
SBC Communications, Inc. *                            325,045     8,304,900
Scientific-Atlanta, Inc. *                             14,570       347,349
Tellabs, Inc. *                                        41,671       273,779
                                                                -----------
                                                                 17,442,382
TELEPHONE - 2.29%
Alltel Corp.                                           30,447     1,468,154
AT&T Corp.                                             76,803     1,478,458
BellSouth Corp. *                                     180,687     4,811,695
CenturyTel, Inc. *                                     14,117       491,978
Qwest Communications International, Inc. *            165,541       791,286
Sprint Corp. (FON Group) *                             87,790     1,264,176
Verizon Communications, Inc. *                        269,114    10,616,547
                                                                -----------
                                                                 20,922,294
TIRES & RUBBER - 0.02%
Cooper Tire & Rubber Company *                          7,010       123,306
Goodyear Tire &  Rubber Company * (a)                  16,709        87,722
                                                                -----------
                                                                    211,028

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES      VALUE
                                                    ------      -----
TOBACCO - 1.08%
Altria Group, Inc. *                                198,093  $  9,001,346
R.J. Reynolds Tobacco Holdings, Inc. * (a)            8,087       300,917
UST, Inc. *                                          16,501       578,030
                                                             ------------
                                                                9,880,293
TOYS, AMUSEMENTS & SPORTING GOODS - 0.15%
Hasbro, Inc. *                                       17,567       307,247
Mattel, Inc. *                                       42,985       813,276
Toys R Us, Inc. *                                    21,666       262,592
                                                             ------------
                                                                1,383,115
TRANSPORTATION - 0.13%
Harley-Davidson, Inc. *                              29,559     1,178,222
                                                             ------------
TRAVEL SERVICES - 0.04%
Sabre Holdings Corp. *                               14,304       352,594
                                                             ------------
TRUCKING & FREIGHT - 1.01%
Fedex Corp. *                                        29,144     1,807,802
Navistar International Corp. *                        6,503       212,193
Ryder Systems, Inc. *                                 5,958       152,644
United Parcel Service, Inc., Class B                110,099     7,013,306
                                                             ------------
                                                                9,185,945
TOTAL COMMON STOCK
(Cost: $1,084,945,708)                                       $879,025,217
                                                             ------------

                                                 PRINCIPAL
                                                   AMOUNT       VALUE
                                                   ------       -----
SHORT TERM INVESTMENTS - 3.32%
Navigator Securities Lending Trust,
  1.14%                                         $19,599,443  $ 19,599,443
Federal Home Loan Bank
  Consolidated Discount Note,
  0.90% due 07/18/2003                            4,000,000     3,998,300
  0.96% due 07/11/2003                            4,800,000     4,798,720
U.S. Treasury Bills,
  0.76% due 08/28/2003                               10,000         9,988
  0.79% due 08/07/2003                               50,000        49,944
  0.80% due 07/24/2003                            1,800,000     1,798,718
                                                             ------------
                                                             $ 30,255,113
REPURCHASE AGREEMENTS - 0.28%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  0.92% to be repurchased at
  $2,558,065 on 07/01/2003,
  collateralized by $1,775,000 U.S.
  Treasury Bonds, 8.125% due
  08/15/2019 (valued at $2,611,469,
  including interest).                            2,558,000  $  2,558,000
                                                             ------------
TOTAL INVESTMENTS   (500 INDEX TRUST)
(Cost: $1,117,758,821)                                       $911,838,330
                                                             ============

LIFESTYLE AGGRESSIVE 1000 TRUST

                                                   SHARES       VALUE
                                                   ------       -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
  Aggressive Growth Trust Series I                  423,301  $  4,724,045
  Aggressive Growth Trust Series II                 120,175     1,338,745
  All Cap Growth Trust Series I                     372,274     4,619,916
  All Cap Growth Trust Series II                    105,758     1,311,405
  All Cap Value Trust Series I                      432,924     4,610,641
  All Cap Value Trust Series II                     123,131     1,307,655
  American Blue Chip Income and
   Growth Trust Series II                           452,718     6,007,569
  American International Trust Series II            452,713     5,975,816
  Blue Chip Growth Trust Series I                 1,530,273    20,842,312
  Blue Chip Growth Trust Series II                  435,014     5,911,838
  Emerging Small Company Trust Series I             672,790    14,168,962
  Emerging Small Company Trust Series II            190,638     4,011,013
  Equity-Income Trust Series I                    1,762,227    23,420,001
  Equity-Income Trust Series II                     499,852     6,628,034
  Fundamental Value Trust Series I                1,732,296    18,933,997
  Fundamental Value Trust Series II                 490,820     5,354,841
  International Equity Select Trust Series I        803,187     9,132,236
  International Equity Select Trust Series II       227,949     2,589,496
  International Small Cap Trust Series I          1,323,715    14,534,392
  International Small Cap Trust Series II           374,571     4,112,787
  International Stock Trust Series I              2,105,047    16,272,013
  International Stock Trust Series II               596,159     4,608,308
  International Value Trust Series I                752,907     7,190,264
  International Value Trust Series II               213,143     2,031,253
  Mid Cap Stock Trust Series I                      945,068     9,582,992
  Mid Cap Stock Trust Series II                     267,709     2,711,895
  Mid Cap Value Trust Series I                      762,150     9,443,043
  Mid Cap Value Trust Series II                     215,984     2,673,882
  Natural Resources Trust Series I                  528,764     7,191,190
  Natural Resources Trust Series II                 149,384     2,031,619
  Overseas Trust Series I                         3,012,931    22,084,785
  Overseas Trust Series II                          850,586     6,226,292
  Small Cap Opportunities Trust Series I            529,099     7,253,941
  Small Cap Opportunities Trust Series II           149,750     2,053,066
  Small Company Value Trust Series I                318,986     4,650,810
  Small Company Value Trust Series II                90,671     1,320,172
  Small-Mid Cap Trust Series I                      889,350     9,373,745
  Small-Mid Cap Trust Series II                     252,597     2,657,323
  Special Value Trust Series I                      529,277     7,055,262
  Special Value Trust Series II                     150,120     2,001,102
  Strategic Growth Trust Series I                 1,291,141    11,594,449
  Strategic Growth Trust Series II                  366,579     3,288,216
                                                             ------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE
1000 TRUST) (Cost: $282,292,234)                             $302,831,323
                                                             ============

LIFESTYLE GROWTH 820 TRUST

                                                   SHARES       VALUE
                                                   ------       -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
  All Cap Growth Trust Series I                   2,176,742  $ 27,013,365
  All Cap Growth Trust Series II                    730,522     9,058,473
  All Cap Value Trust Series I                    3,375,169    35,945,554
  All Cap Value Trust Series II                   1,133,938    12,042,427
  American Blue Chip Income and
   Growth Trust Series II                         1,835,520    24,357,347
  American International Trust Series II          1,835,586    24,229,732
  Blue Chip Growth Trust Series I                 4,640,030    63,197,203
  Blue Chip Growth Trust Series II                1,558,005    21,173,294

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES        VALUE
                                                    ------        -----
INVESTMENT COMPANIES - CONTINUED
  Capital Appreciation Trust Series I              2,581,712  $   17,942,899
  Capital Appreciation Trust Series II               865,112       6,003,877
  Emerging Small Company Trust Series I              874,342      18,413,633
  Emerging Small Company Trust Series II             292,556       6,155,373
  Equity-Income Trust Series I                     5,496,576      73,049,496
  Equity-Income Trust Series II                    1,840,911      24,410,479
  Fundamental Value Trust Series I                 4,221,456      46,140,515
  Fundamental Value Trust Series II                1,412,216      15,407,277
  High Grade Bond Trust Series I                   1,853,273      26,390,601
  High Grade Bond Trust Series II                    622,235       8,848,178
  High Yield Trust Series I                        7,705,157      70,810,388
  High Yield Trust Series II                       2,595,665      23,802,251
  International Equity Select Trust Series I       2,348,811      26,705,985
  International Equity Select Trust Series II        786,815       8,938,219
  International Small Cap Trust Series I           3,441,162      37,783,960
  International Small Cap Trust Series II          1,149,423      12,620,663
  International Stock Trust Series I               5,862,975      45,320,797
  International Stock Trust Series II              1,959,720      15,148,633
  International Value Trust Series I               1,957,399      18,693,164
  International Value Trust Series II                653,927       6,231,923
  Mid Cap Stock Trust Series I                     3,684,729      37,363,152
  Mid Cap Stock Trust Series II                    1,232,580      12,486,038
  Mid Cap Value Trust Series I                     1,485,819      18,409,301
  Mid Cap Value Trust Series II                      497,116       6,154,295
  Natural Resources Trust Series I                 2,062,211      28,046,063
  Natural Resources Trust Series II                  687,489       9,349,855
  Overseas Trust Series I                          5,222,403      38,280,216
  Overseas Trust Series II                         1,739,583      12,733,748
  Quantitative Equity Trust Series I               1,364,424      18,269,642
  Quantitative Equity Trust Series II                457,547       6,108,257
  Real Estate Securities Trust Series I            1,049,760      18,013,884
  Real Estate Securities Trust Series II             352,180       6,029,327
  Real Return Bond Trust Series I                  2,063,326      26,658,166
  Real Return Bond Trust Series II                   690,984       8,927,509
  Small Cap Opportunities Trust Series I           1,375,132      18,853,056
  Small Cap Opportunities Trust Series II            459,570       6,300,709
  Small Company Value Trust Series I               1,243,393      18,128,673
  Small Company Value Trust Series II                417,537       6,079,341
  Small-Mid Cap Trust Series I                     2,600,098      27,405,031
  Small-Mid Cap Trust Series II                      872,429       9,177,957
  Strategic Growth Trust Series I                  3,020,076      27,120,284
  Strategic Growth Trust Series II                 1,012,739       9,084,271
  Strategic Bond Trust Series I                    3,082,597      35,110,776
  Strategic Bond Trust Series II                   1,037,392      11,784,771
  Strategic Value Trust Series I                   2,081,038      18,625,287
  Strategic Value Trust Series II                    696,229       6,217,325
  Total Return Trust Series I                      1,229,644      17,436,346
  Total Return Trust Series II                       414,278       5,862,031
  U.S. Large Cap Value Trust Series I              1,665,800      18,307,145
  U.S. Large Cap Value Trust Series II               558,377       6,119,813
                                                              --------------
TOTAL INVESTMENTS (LIFESTYLE GROWTH 820
TRUST) (Cost: $1,129,549,718)                                 $1,214,277,975
                                                              ==============

LIFESTYLE BALANCED 640 TRUST

                                                     SHARES          VALUE
                                                     ------          -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
  All Cap Growth Trust Series I                     2,515,453   $   31,216,772
  All Cap Growth Trust Series II                      918,021       11,383,457
  All Cap Value Trust Series I                      2,925,228       31,153,674
  All Cap Value Trust Series II                     1,068,726       11,349,865
  American Blue Chip Income and
   Growth Trust Series II                           2,167,291       28,759,949
  American International Trust Series II            2,167,338       28,608,865
  Blue Chip Growth Trust Series I                   3,829,662       52,159,991
  Blue Chip Growth Trust Series II                  1,398,499       19,005,602
  Capital Appreciation Trust Series I               4,474,955       31,100,935
  Capital Appreciation Trust Series II              1,630,711       11,317,135
  Equity-Income Trust Series I                      4,762,715       63,296,482
  Equity-Income Trust Series II                     1,734,950       23,005,430
  Fundamental Value Trust Series I                  2,926,077       31,982,027
  Fundamental Value Trust Series II                 1,064,690       11,615,766
  Growth & Income Trust Series I                    1,101,829       20,934,746
  Growth & Income Trust Series II                     401,954        7,621,047
  High Grade Bond Trust Series I                    2,141,509       30,495,085
  High Grade Bond Trust Series II                     782,123       11,121,792
  High Yield Trust Series I                        13,357,224      122,752,886
  High Yield Trust Series II                        4,893,400       44,872,482
  International Equity Select Trust Series I        1,809,052       20,568,924
  International Equity Select Trust Series II         659,205        7,488,569
  International Small Cap Trust Series I            1,987,477       21,822,496
  International Small Cap Trust Series II             722,209        7,929,850
  International Stock Trust Series I                4,063,670       31,412,172
  International Stock Trust Series II               1,477,812       11,423,484
  International Value Trust Series I                2,260,888       21,591,483
  International Value Trust Series II                 821,734        7,831,122
  Natural Resources Trust Series I                  2,381,903       32,393,875
  Natural Resources Trust Series II                   863,840       11,748,221
  Overseas Trust Series I                           3,015,506       22,103,657
  Overseas Trust Series II                          1,093,023        8,000,931
  Real Estate Securities Trust Series I             4,245,169       72,847,107
  Real Estate Securities Trust Series II            1,549,338       26,524,659
  Real Return Bond Trust Series I                   3,973,157       51,333,185
  Real Return Bond Trust Series II                  1,447,571       18,702,623
  Small-Mid Cap Trust Series I                      4,006,072       42,223,999
  Small-Mid Cap Trust Series II                     1,461,622       15,376,263
  Strategic Growth Trust Series I                   2,326,436       20,891,397
  Strategic Growth Trust Series II                    848,432        7,610,437
  Strategic Bond Trust Series I                     6,234,242       71,008,016
  Strategic Bond Trust Series II                    2,281,793       25,921,170
  Strategic Value Trust Series I                    2,404,106       21,516,748
  Strategic Value Trust Series II                     874,777        7,811,756
  Total Return Trust Series I                       9,237,405      130,986,406
  Total Return Trust Series II                      3,384,679       47,893,204
  U.S. Large Cap Value Trust Series I               1,924,680       21,152,235
  U.S. Large Cap Value Trust Series II                701,612        7,689,671
                                                                --------------
TOTAL INVESTMENTS (LIFESTYLE BALANCED
640 TRUST) (Cost: $1,332,609,027)                               $1,417,557,648
                                                                ==============

LIFESTYLE MODERATE 460 TRUST

                                                      SHARES          VALUE
                                                      ------          -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
  All Cap Growth Trust Series I                       937,765      $11,637,660
  All Cap Growth Trust Series II                      410,347        5,088,298
  All Cap Value Trust Series I                      1,454,052       15,485,654
  All Cap Value Trust Series II                       636,884        6,763,713
  American International Trust Series II              851,113       11,234,690
  Blue Chip Growth Trust Series I                     571,148        7,779,038

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES       VALUE
                                                     ------       -----
INVESTMENT COMPANIES - CONTINUED
  Blue Chip Growth Trust Series II                   250,066  $  3,398,402
  Equity-Income Trust Series I                     1,184,111    15,736,830
  Equity-Income Trust Series II                      517,062     6,856,237
  Fundamental Value Trust Series I                   727,553     7,952,151
  Fundamental Value Trust Series II                  317,331     3,462,079
  High Grade Bond Trust Series I                   1,330,602    18,947,770
  High Grade Bond Trust Series II                    582,381     8,281,451
  High Yield Trust Series I                        4,563,873    41,941,994
  High Yield Trust Series II                       2,004,070    18,377,325
  International Stock Trust Series I               1,515,658    11,716,037
  International Stock Trust Series II                660,595     5,106,403
  International Value Trust Series I                 843,431     8,054,767
  International Value Trust Series II                367,409     3,501,410
  Investment Quality Bond Trust Series I             912,437    11,405,460
  Investment Quality Bond Trust Series II            399,491     4,985,646
  Mid Cap Core Trust Series I                      1,185,042    15,915,119
  Mid Cap Core Trust Series II                       516,420     6,930,357
  Overseas Trust Series I                          2,250,476    16,495,987
  Overseas Trust Series II                           977,576     7,155,858
  Real Estate Securities Trust Series I            1,130,628    19,401,585
  Real Estate Securities Trust Series II             494,641     8,468,260
  Real Return Bond Trust Series I                  1,185,193    15,312,697
  Real Return Bond Trust Series II                   517,476     6,685,788
  Strategic Growth Trust Series I                  1,301,124    11,684,089
  Strategic Growth Trust Series II                   568,914     5,103,156
  Strategic Bond Trust Series I                    2,323,825    26,468,370
  Strategic Bond Trust Series II                   1,019,408    11,580,475
  Total Return Trust Series I                      5,296,825    75,108,982
  Total Return Trust Series II                     2,326,041    32,913,473
  U.S. Government Securities Trust Series I        2,660,176    37,269,066
  U.S. Government Securities Trust Series II       1,168,796    16,351,450
  U.S. Large Cap Value Trust Series I                717,706     7,887,593
  U.S. Large Cap Value Trust Series II               313,683     3,437,964
                                                              ------------
TOTAL INVESTMENTS (LIFESTYLE MODERATE
460 TRUST) (Cost: $526,588,559)                               $551,883,284
                                                              ============

LIFESTYLE CONSERVATIVE 280 TRUST

                                                    SHARES        VALUE
                                                    ------        -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
  American International Trust Series II             639,090  $  8,435,984
  Diversified Bond Trust Series I                  1,354,198    14,693,054
  Diversified Bond Trust Series II                   518,548     5,615,874
  Equity-Income Trust Series I                       924,852    12,291,283
  Equity-Income Trust Series II                      352,751     4,677,472
  Fundamental Value Trust Series I                 1,136,555    12,422,547
  Fundamental Value Trust Series II                  432,954     4,723,526
  High Grade Bond Trust Series I                   1,039,002    14,795,393
  High Grade Bond Trust Series II                    397,137     5,647,286
  High Yield Trust Series I                        2,591,331    23,814,329
  High Yield Trust Series II                         993,245     9,108,054
  Investment Quality Bond Trust Series I           2,374,872    29,685,894
  Investment Quality Bond Trust Series II            907,970    11,331,461
  Overseas Trust Series I                          1,318,773     9,666,609
  Overseas Trust Series II                           500,231     3,661,691
  Real Estate Securities Trust Series I            1,236,019    21,210,089
  Real Estate Securities Trust Series II             472,212     8,084,266
  Real Return Bond Trust Series I                    925,636    11,959,223
  Real Return Bond Trust Series II                   352,930     4,559,852
  Strategic Bond Trust Series I                    1,295,952    14,760,898
  Strategic Bond Trust Series II                     496,392     5,639,009
  Total Return Trust Series I                      4,135,201    58,637,146
  Total Return Trust Series II                     1,585,718    22,437,911
  U.S. Government Securities Trust Series I        4,775,934    66,910,833
  U.S. Government Securities Trust Series II       1,832,417    25,635,519
                                                              ------------
TOTAL INVESTMENTS (LIFESTYLE
CONSERVATIVE 280 TRUST) (Cost:$396,002,148)                   $410,405,203
                                                              ============

SMALL-MID CAP TRUST

                                                    SHARES       VALUE
                                                    ------       -----
COMMON STOCK - 87.76%
APPAREL & TEXTILES - 2.50%
Cintas Corp. * (a)                                   81,950   $ 2,904,308
                                                              -----------
AUTO SERVICES - 2.00%
Copart, Inc. * (a)                                  245,085     2,316,053
                                                              -----------
BANKING - 5.48%
National Commerce Financial Corp. *                 171,070     3,796,043
Washington Federal, Inc. *                          111,198     2,572,010
                                                              -----------
                                                                6,368,053
BUSINESS SERVICES - 7.58%
Catalina Marketing Corp. * (a)                      147,335     2,600,463
Certegy, Inc. *                                     118,105     3,277,414
Equifax, Inc. *                                     112,545     2,926,170
                                                              -----------
                                                                8,804,047
CHEMICALS - 3.97%
Valspar Corp. *                                     109,185     4,609,791
                                                              -----------
COMPUTERS & BUSINESS EQUIPMENT - 6.79%
Fair Isaac Corp. * (a)                               80,832     4,158,807
Henry, Jack & Associates, Inc. *                    209,375     3,724,781
                                                              -----------
                                                                7,883,588
CONTAINERS & GLASS - 3.63%
Bemis Company, Inc. *                                90,030     4,213,404
                                                              -----------
CRUDE PETROLEUM & NATURAL GAS - 3.69%
Devon Energy Corp. *                                 80,235     4,284,549
                                                              -----------
ELECTRONICS - 7.41%
Teleflex, Inc. *                                     83,420     3,549,521
Zebra Technologies Corp., Class A *                  67,260     5,057,279
                                                              -----------
                                                                8,606,800
FINANCIAL SERVICES - 3.16%
Eaton Vance Corp. *                                 115,940     3,663,704
                                                              -----------
FOOD & BEVERAGES - 1.52%
Tootsie Roll Industries, Inc. * (a)                  57,892     1,765,127
                                                              -----------
HEALTHCARE PRODUCTS - 2.73%
Diagnostic Products Corp. * (a)                      77,240     3,170,702
                                                              -----------
HEALTHCARE SERVICES - 7.76%
First Health Group Corp. *                          151,485     4,180,986
IMS Health, Inc. *                                  268,475     4,829,865
                                                              -----------
                                                                9,010,851

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES      VALUE
                                                    ------      -----
INDUSTRIAL MACHINERY - 2.44%
Donaldson Company, Inc.                              63,800  $  2,835,910
                                                             ------------
INSURANCE - 7.86%
Brown & Brown, Inc. * (a)                            83,800     2,723,500
Cincinnati Financial Corp. *                         83,840     3,109,626
Reinsurance Group of America, Inc. * (a)            102,445     3,288,484
                                                             ------------
                                                                9,121,610
PHARMACEUTICALS - 2.87%
King Pharmaceuticals, Inc. *                        225,950     3,335,022
                                                             ------------
RETAIL TRADE - 7.78%
Regis Corp. *                                       114,450     3,324,773
Rent-A-Center, Inc. *                                75,250     5,704,702
                                                             ------------
                                                                9,029,475
SEMICONDUCTORS - 4.19%
Microchip Technology, Inc. *                        198,600     4,865,700
                                                             ------------
TRANSPORTATION - 4.40%
C. H. Robinson Worldwide, Inc. *                    143,790     5,113,172
                                                             ------------
TOTAL COMMON STOCK
(Cost: $96,548,783)                                          $101,901,866
                                                             ------------

                                                 PRINCIPAL
                                                  AMOUNT        VALUE
                                                  ------        -----
SHORT TERM INVESTMENTS - 12.24%
Navigator Securities Lending Trust,
  1.14%                                         $ 9,611,849  $  9,611,849
Citigroup Global Markets Holdings,
  1.25% due 07/01/2003                            1,097,000     1,097,000
UBS Americas, Inc.
  1.30% due 07/01/2003                            3,500,000     3,500,000
                                                             ------------
                                                             $ 14,208,849
TOTAL INVESTMENTS (SMALL-MID CAP
TRUST) (Cost: $110,757,632)                                  $116,110,715
                                                             ============

INTERNATIONAL EQUITY SELECT TRUST

                                                    SHARES       VALUE
                                                    ------       -----
COMMON STOCK - 85.24%
DENMARK - 1.64%
Danske Bank AS                                       71,000   $ 1,384,744
                                                              -----------
FINLAND - 2.70%
Nokia AB Oyj                                        138,000     2,276,253
                                                              -----------
FRANCE - 11.18%
Aventis SA                                           34,000     1,873,689
AXA (a)                                             148,600     2,309,226
Societe Generale (a)                                 33,700     2,139,742
Total SA, B Shares                                   20,400     3,088,008
                                                              -----------
                                                                9,410,665
GERMANY - 1.85%
Siemens AG NPV                                       31,700     1,557,697
                                                              -----------
IRELAND - 2.62%
Allied Irish Banks PLC                              146,500     2,204,944
                                                              -----------
ITALY - 5.25%
Eni SPA (a)                                         183,800     2,784,349
San Paolo-IMI SPA (a)                               175,500     1,633,119
                                                              -----------
                                                                4,417,468
JAPAN - 5.27%
Canon, Inc.                                          51,200     2,353,777
Kao Corp.                                           111,500     2,079,200
                                                              -----------
                                                                4,432,977
NETHERLANDS - 8.85%
ABN AMRO Holdings NV                                120,500     2,307,776
Heineken NV                                          79,200     2,814,984
Royal Dutch Petroleum Company                        50,000     2,324,656
                                                              -----------
                                                                7,447,416
SPAIN - 3.13%
Endesa SA                                           157,000     2,632,992
                                                              -----------
SWITZERLAND - 12.54%
Compagnie Financiere Richemont AG                    90,000     1,458,272
Nestle SA                                            14,500     2,998,483
Novartis AG                                          73,700     2,922,699
UBS AG (a)                                           57,000     3,177,678
                                                              -----------
                                                               10,557,132
UNITED KINGDOM - 30.21%
AstraZeneca Group PLC                                56,000     2,249,267
Barclays PLC                                        443,000     3,295,058
BP PLC                                              309,300     2,148,495
Cadbury Schweppes PLC                               498,400     2,949,225
Diageo PLC                                          261,800     2,799,759
GlaxoSmithKline PLC                                 143,500     2,900,849
HSBC Holdings PLC                                   230,000     2,721,997
Tesco PLC                                           438,600     1,589,480
Unilever PLC                                        327,000     2,607,906
Vodafone Group PLC                                1,110,000     2,174,143
                                                              -----------
                                                               25,436,179
TOTAL COMMON STOCK
(Cost: $68,214,190)                                           $71,758,467
                                                              -----------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                  ------         -----
SHORT TERM INVESTMENTS - 10.55%
Navigator Securities Lending Trust, 1.14%       $ 8,878,033   $ 8,878,033
                                                              -----------
REPURCHASE AGREEMENTS - 4.21%
Repurchase Agreement with
  State Street Corp. dated 06/30/2003 at
  0.40%, to be repurchased at
  $3,547,039 on 07/01/2003,
  collateralized by $3,075,000 U.S.
  Treasury Notes, 6.625% due
  05/15/2007 (valued at $3,618,891,
  including interest).                            3,547,000   $ 3,547,000
                                                              -----------
TOTAL INVESTMENTS (INTERNATIONAL EQUITY
SELECT TRUST) (Cost: $80,639,223)                             $84,183,500
                                                              ===========

The Trust has the following five top industry concentrations at June 30, 2003 (as a percentage of total value of investments):

Banking                                     11.82%
Food & Beverages                            10.55%
Drugs & Health Care                         10.16%
Financial Services                           9.59%
Liquor                                       7.36%

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

HIGH GRADE BOND TRUST

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                         ------        -----
U.S. TREASURY OBLIGATIONS - 54.35%
U.S. TREASURY BONDS - 17.88%
6.00% due 02/15/2026                                 $  3,219,000   $  3,847,838
7.25% due 08/15/2022                                    3,709,000      5,025,261
7.50% due 11/15/2016                                    9,703,000     13,171,444
                                                                    ------------
                                                                      22,044,543

U.S. TREASURY NOTES - 36.47%
3.25% due 08/15/2007                                   11,412,000     11,909,940
5.00% due 02/15/2011                                   27,285,000     30,626,348
6.00% due 08/15/2009                                    2,068,000      2,439,351
                                                                    ------------
                                                                      44,975,639

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $65,974,993)                                                 $ 67,020,182
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.19%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.45%
5.25% due 01/15/2006                                    2,414,000      2,627,856
6.625% due 09/15/2009                                  12,655,000     15,188,228
                                                                    ------------
                                                                      17,816,084

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.85%
5.50% due 02/15/2006                                    4,222,000      4,634,819
FRN 5.095% due 12/01/2011                                 101,245        109,993
                                                                    ------------
                                                                       4,744,812

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.89%
5.50% due 03/15/2033                                    4,604,706      4,804,722
                                                                    ------------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $27,155,427)                                                 $ 27,365,618
                                                                    ------------

ASSET BACKED SECURITIES - 21.27%
AGRICULTURE - 2.59%
CNH Equipment Trust,
  Series 2001-B, Class A4,
  FRN 4.45% due 04/15/2007                              2,124,000      2,209,097
  Series 2003-A, Class A4B,
  2.57% due 09/15/2009                                    996,000        990,242
                                                                    ------------
                                                                       3,199,339

AUTO SERVICES - 7.92%
Carmax Auto Owner Trust,
  Series 2002-2, Class A4,
  FRN 3.34% due 02/15/2008                              1,192,000      1,236,151
  Series 2003-1, Class A4,
  FRN 2.16% due 11/16/2009                              1,344,000      1,342,110
Ford Credit Auto Owner Trust,
  Series 2002-A, Class A4A,
  FRN 4.36% due 09/15/2006                              1,055,000      1,104,871
National City Auto Receivables Trust,
  Series 2002-A, Class A4,
  FRN 4.83% due 08/15/2009                              1,559,000      1,650,992
Onyx Acceptance Auto Trust,
  Series 2002-A, Class A4,
  FRN 4.60% due 10/15/2008                                848,000        897,186
  Series 2002-D, Class A4,
  3.10% due 07/15/2009                                    414,000        426,490
Onyx Acceptance Auto Trust,
  Series 2003-B, Class A4,
  1.77% due 05/15/2007                                  1,302,000      1,304,849
  Series 2003-B, ClassA4,
  2.45% due 03/15/2010                                  1,797,000      1,802,055
                                                                    ------------
                                                                       9,764,704

ELECTRIC UTILITIES - 2.01%
CPL Transition Funding LLC, Series
  2002-1, Class A5,
  FRN 6.25% due 01/15/2017                              2,155,000      2,478,630
                                                                    ------------

ENERGY - 4.82%
Comed Transitional Funding Trust,
  Series 1998-1, Class A6, 5.63%
  due 06/25/2009                                        1,416,000      1,559,861
Detroit Edison Securitization Funding LLC,
  Series 2001-1, Class A3,
  FRN 5.875% due 03/01/2010                               914,000      1,021,078
  Series 2001-1, Class A6,
  6.62% due 03/01/2016                                  1,959,000      2,333,876
PSE & G Transition Funding LLC,
  Series 2001-1, Class A8,
  FRN 6.89% due 12/15/2017                                843,000      1,025,966
                                                                    ------------
                                                                       5,940,781

FINANCIAL SERVICES - 3.93%
Citibank Credit Card Issuance Trust,
  Series 2003-A7,
  Class A7, FRN 4.15% due                               1,304,000      1,284,440
  07/07/2017
WFS Financial 2002 1 Owner
  Trust, Series 2002-1, Class
  A4A, FRN 4.87% due 09/20/2009                           976,000      1,034,408
  Series 2003-1, Class A4, FRN
  2.74% due 09/20/2010                                  2,487,000      2,534,151
                                                                    ------------
                                                                       4,852,999

TOTAL ASSET BACKED SECURITIES
(Cost: $25,764,743)                                                 $ 26,236,453
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                         ------        -----
REPURCHASE AGREEMENTS - 2.19%
Repurchase Agreement with
  State Street Corp., dated
  06/30/2003 at 0.40%, to be
  repurchased at $2,697,030
  on 07/01/2003,
  collateralized by
  $2,215,000 U.S. Treasury
  Bonds, 6.25% due 05/15/2030
  (valued at $2,756,982,
  including interest).                                  2,697,000   $  2,697,000
                                                                    ------------

TOTAL INVESTMENTS (HIGH GRADE BOND
Trust) (Cost: $121,592,163)                                         $123,319,253
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

AMERICAN GROWTH TRUST

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ---------      ------------
INVESTMENT COMPANIES - 100.00%
AMERICAN FUNDS INSURANCE SERIES - 100.00%
Growth Fund - Class 2 *                              1,246,005       $49,080,149
                                                                     -----------

TOTAL INVESTMENTS (AMERICAN GROWTH
Trust) (Cost: $48,370,135)                                           $49,080,149
                                                                     ===========

AMERICAN INTERNATIONAL TRUST

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ---------      ------------
INVESTMENT COMPANIES - 100.00%
AMERICAN FUNDS INSURANCE SERIES - 100.00%
International Fund - Class 2 *                       7,910,633       $84,643,778
                                                                     -----------

TOTAL INVESTMENTS (AMERICAN
INTERNATIONAL TRUST) (Cost: $80,626,460)                             $84,643,778
                                                                     ===========

AMERICAN GROWTH-INCOME TRUST

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ---------      ------------
INVESTMENT COMPANIES - 100.00%
AMERICAN FUNDS INSURANCE SERIES - 100.00%
Growth-Income Fund - Class 2 *                         872,792       $25,223,700
                                                                     -----------

TOTAL INVESTMENTS (AMERICAN
GROWTH-INCOME TRUST) (Cost: $25,010,104)                             $25,223,700
                                                                     ===========

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ---------      ------------
INVESTMENT COMPANIES - 100.00%
AMERICAN FUNDS INSURANCE SERIES - 100.00%
Blue Chip Income and Growth Fund - Class 2 *         9,485,867        76,076,653
                                                                     -----------

TOTAL INVESTMENTS (AMERICAN BLUE CHIP
INCOME AND GROWTH TRUST) (Cost: $72,673,693)                         $76,076,653
                                                                     ===========

Key  to Currency Abbreviations

AUD    -    Australian Dollar

CAD    -    Canadian Dollar

CZK    -    Czech Koruna

DKK    -    Danish Krone

EUR    -    European Currency

FIM    -    Finnish Markka

FRF    -    French Franc

DEM    -    German Deustche Mark

GBP    -    British Pound

GRD    -    Greek Drachma

HKD    -    Hong Kong Dollar

ITL    -    Italian Lira

IEP    -    Irish Punt

JPY    -    Japanese Yen

NLG    -    Netherlands Guilder

NZD    -    New Zealand Dollar

NOK    -    Norwegian Krone

PLZ    -    Polish Zloty

SEK    -    Swedish Krona

SGD    -    Singapore Dollar

ZAR    -    South African Rand

Key to Security Abbreviations and Legend

ADR    -    American Depositary Receipts

ADS    -    American Depositary Shares

CDO    -    Collateralized Debt Obligation

ESOP   -    Employee Stock Ownership Plan

EWCO   -    European Written Call Option

FRN    -    Floating Rate Note (Rate effective as of June 30, 2003).

GDR    -    Global Depositary Receipts

GTD    -    Guaranteed

MTN    -    Medium Term Note

IO     -    Interest Only (Carries notional principal amount)

OTC    -    Over The Counter

PCL    -    Public Company Limited

PIK    -    Paid In Kind

PO     -    Principal Only

REIT   -    Real Estate Investment Trust

REMIC  -    Real Estate Mortgage Investment Conduit

SBI    -    Shares Beneficial Interest

SPDR   -    Standard & Poor's Depositary Receipts

TBA    -    To Be Announced

(!)    -    Non-Income producing, issuer is in bankruptcy and is in default of interest payments.

*      -    Non-Income producing

**     -    Purchased on a forward commitment (Note 2)

***    -    At June 30, 2003 a portion of this security was pledged to cover forward commitments purchased.

****   -    At June 30, 2003 a portion of this security was pledged to cover margin requirements for open futures contracts.

(a)    -    At June 30, 2003 all or a portion of this security was out on loan.

(b)    -    Investment in an affiliate of the Trust's custodian bank.

(c)    -    Investment in an affiliate of the Trust's subadviser.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers seventy-five separate investment portfolios, seventy-one of which are described here as follows: the Science & Technology Trust ("Science & Technology"), Pacific Rim Emerging Markets Trust ("Pacific Rim Emerging Markets"), the Health Sciences Trust ("Health Sciences"), the Emerging Growth Trust ("Emerging Growth"), the Aggressive Growth Trust ("Aggressive Growth"), the Emerging Small Company Trust ("Emerging Small Company"), the Small Company Blend Trust ("Small Company Blend"), the Dynamic Growth Trust ("Dynamic Growth"), the Mid Cap Stock Trust ("Mid Cap Stock"), the Natural Resources Trust ("Natural Resources"), the All Cap Growth Trust ("All Cap Growth"), the Strategic Opportunities Trust ("Strategic Opportunities"), the Financial Services Trust ("Financial Services"), the International Stock Trust ("International Stock"), the Overseas Trust ("Overseas"), the International Small Cap Trust ("International Small Cap"), the International Value Trust ("International Value"), the Quantitative Mid Cap Trust ("Quantitative Mid Cap"), the Mid Cap Core Trust ("Mid Cap Core"), the Global Equity Trust ("Global Equity"), the Strategic Growth Trust ("Strategic Growth"), the Capital Appreciation Trust ("Capital Appreciation"), the Quantitative All Cap Trust ("Quantitative All Cap"), the All Cap Core Trust ("All Cap Core"), the Large Cap Growth Trust ("Large Cap Growth"), the Quantitative Equity Trust ("Quantitative Equity"), the Blue Chip Growth Trust ("Blue Chip Growth"), the U.S. Large Cap Trust ("U.S. Large Cap", formerly U.S. Large Cap Value"), Strategic Value Trust ("Strategic Value", formerly "Capital Opportunities"), the Large Cap Value Trust ("Large Cap Value"), the Utilities Trust ("Utilities"), the Real Estate Securities Trust ("Real Estate Securities"), the Small Cap Opportunities Trust ("Small Cap Opportunities"), the Small Company Value Trust ("Small Company Value"), the Special Value Trust ("Special Value"), the Mid Cap Value Trust ("Mid Cap Value"), the Value Trust ("Value"), the All Cap Value Trust ("All Cap Value"), the Equity Index Trust ("Equity Index"), the Fundamental Value Trust ("Fundamental Value"), the Growth & Income Trust ("Growth & Income"), the Equity-Income Trust ("Equity-Income"), the Income & Value Trust ("Income & Value"), the Balanced Trust ("Balanced"), the Global Allocation Trust ("Global Allocation", formerly "Tactical Allocation"), the High Yield Trust ("High Yield"), the Strategic Bond Trust ("Strategic Bond"), the Global Bond Trust ("Global Bond"), the Diversified Bond Trust ("Diversified Bond"), the Investment Quality Bond Trust ("Investment Quality Bond"), the Total Return Trust ("Total Return"), the Real Return Bond Trust ("Real Return Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Small Cap Index Trust ("Small Cap Index"), the International Index Trust ("International Index"), the Mid Cap Index Trust ("Mid Cap Index"), the Total Stock Market Index Trust ("Total Stock Market Index"), the 500 Index Trust ("500 Index"), the Lifestyle Aggressive 1000 Trust ("Lifestyle Aggressive 1000"), the Lifestyle Growth 820 Trust ("Lifestyle Growth 820"), the Lifestyle Balanced 640 Trust ("Lifestyle Balanced 640"), the Lifestyle Moderate 460 Trust ("Lifestyle Moderate 460"), the Lifestyle Conservative 280 Trust ("Lifestyle Conservative 280"), the Small-Mid Cap Trust ("Small-Mid Cap"), the International Equity Select Trust ("International Equity Select"), the High Grade Bond Trust ("High Grade Bond"), the American Growth Trust ("American Growth"), the American International Trust ("American International"), the American Growth-Income Trust ("American Growth-Income") and the American Blue Chip Income and Growth Trust ("American Blue Chip Income and Growth"). Each of the Portfolios with the exception of Health Sciences, Natural Resources, Dynamic Growth, Real Estate Securities, Utilities, Global Bond, Real Return Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA") and to Separate Accounts A and B and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company of New York ("Manulife New York"). Manulife USA and Manulife New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". Manulife New York is a wholly owned subsidiary of Manulife USA.

At June 30, 2003, of the Trust portfolios noted above, Manulife USA owned seed money shares of 495,484, 120,000, 120,000, 120,000, and 3,748,024 in Science &
Technology, Emerging Growth, Quantitative All Cap, Large Cap Value and International Index, respectively.

Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by Manulife USA, serves as investment adviser for the Trust (See Note 5) and Manulife Financial Securities, LLC ("MFS") a Delaware limited liability company controlled by Manulife USA, serves as principal underwriter of the variable contracts issued by Manulife USA and Manulife New York (See Note
6).

The Trust offers two classes of shares, Series I shares for all portfolios with the exception of American Growth, American International, American Growth-Income and American Blue Chip Income and Growth, and effective January 28, 2002, Series II shares for all portfolios with the exception of Equity Index, Small-Mid Cap, International Equity Select and High Grade Bond. Series I and Series II shares are the same, except for differences in class expenses and voting rights with respect to its distribution plan (see Note 6). Prior to May 1, 2002, Series I was referred to as Class A and Series II was referred to as Class B.

CHANGE IN PORTFOLIO NAME. Effective May 1, 2003, the name of U.S. Large Cap Value was changed to U.S. Large Cap, the name of Tactical Allocation was changed to Global Allocation, and the name of Capital Opportunities was changed to Strategic Value.

CHANGE IN SUBADVISERS. Effective May 1, 2003, Founders Asset Management resigned as subadviser to International Small Cap, Miller Anderson & Sherrerd, LLP resigned as subadviser to High Yield and The Dreyfus Corporation resigned as subadviser to All Cap Value. The Trustees, including a majority of Trustees who are not interested persons of the Trust, voted to approve Templeton Investment Counsel, Inc as subadviser to International Small Cap, Salomon Brothers Asset Management as subadviser to High Yield, and Lord, Abbett & Company as subadviser to All Cap Value.

NEW PORTFOLIOS. Effective May 5, 2003 Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond commenced operations. MFC Global Investment Management is the subadviser to Emerging Growth and Quantitative All Cap, Wellington Management Company, LLP is the subadviser to Natural Resources, AIM Capital Management is the subadviser to Mid Cap Core, Fund Asset Management, L.P. (doing business as "Mercury Advisers") is the subadviser to Large Cap Value, Munder Capital Management is the subadviser to Small Cap Opportunities, Salomon Brothers Asset Management, Inc. is the subadviser to Special Value, and Pacific Investment Management Company is the subadviser to Real Return Bond. Also effective May 5, 2003, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth commenced operations. American Growth, American International, American Growth-Income and American Blue Chip Income and Growth each operate as a "feeder fund" which means that the portfolio does not buy investment securities directly. Instead, each invests in a "master fund" which in turn purchases investment securities. Each portfolio has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series ("American Funds"). Each portfolio's master fund is listed below:

            TRUST FEEDER FUND                                     AMERICAN FUND MASTER FUND
            ----------------                                      -------------------------
American Growth Trust                                 Growth Fund (Class 2 shares)
American International Trust                          International Fund (Class 2 shares)
American Growth-Income Trust                          Growth-Income Fund (Class 2 shares)
American Blue Chip Income and Growth Trust            Blue Chip Income and Growth Fund (Class 2 shares)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

ORGANIZATION OF THE TRUST, CONTINUED

REORGANIZATION. On May 1, 2003 the shareholders of the Trust voted to approve an Agreement and Plan of Reorganization (the "Agreement") of the Trust on behalf of the Internet Technologies Trust ("Internet Technologies"), the Telecommunications Trust ("Telecommunications"), the Mid Cap Growth Trust ("Mid Cap Growth"), and the Mid Cap Opportunities Trust ("Mid Cap Opportunities") portfolios (collectively, the "Transferor Portfolios") and the Science & Technology Trust (Science & Technology"), and the Dynamic Growth Trust ("Dynamic Growth") portfolios (collectively the "Acquiring Portfolios"). The agreement provided for : (a) the transfer of all assets, subject to all of the liabilities, of the Transferor Portfolios in exchange for a representative amount of the Acquiring Portfolios shares; (b) the liquidation of the Transferor Portfolios; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the portfolios or their shareholders. The expenses of the reorganization were borne by the Transferor Portfolios and the Acquiring Portfolios.

The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on May 2, 2003. As a result of the reorganization, the total value of all shares of each Acquiring Portfolio issued in the reorganization equaled the total value of the net assets of the corresponding Transferor Portfolios (including $781,577, $3,378,906, and $783,351 of unrealized appreciation from Telecommunications, Mid Cap Growth, and Mid Cap Opportunities, respectively and $3,139,610 of unrealized depreciation from Internet Technologies) acquired by such Acquiring Portfolios. The resulting activity was as follows:


                                                       SHARES         TOTAL NET ASSETS    NET ASSET VALUE
                                                       ------         ----------------    ---------------
Internet Technologies Series I at May 2, 2003        10,510,373         $ 30,853,020         $    2.94
Internet Technologies Series II at May 2, 2003        1,551,227            4,544,006              2.93

Telecommunications Series I at May 2, 2003            2,336,257           10,461,209              4.48
Telecommunications Series II at May 2, 2003             754,783            3,376,782              4.47

Science & Technology Series I at May 2, 2003         46,347,714          402,450,266              8.68
Science & Technology Series II at May 2, 2003         2,350,136           20,394,835              8.68

Science & Technology Series I after
reorganization on May 2, 2003                        51,107,417          443,764,495              8.68
Science & Technology Series II after
reorganization on May 2, 2003                         3,262,669           28,315,623              8.68

Mid Cap Growth Series I at May 2, 2003                3,841,162           30,416,167              7.92
Mid Cap Growth Series II at May 2, 2003               1,731,994           13,699,952              7.91

Mid Cap Opportunities Series I at May 2, 2003         2,199,418           17,399,010              7.91
Mid Cap Opportunities Series II at May 2, 2003          920,279            7,267,941              7.90

Dynamic Growth Series I at May 2, 2003               19,808,320           68,921,850              3.48
Dynamic Growth Series II at May 2, 2003               1,665,758            5,792,256              3.48

Dynamic Growth Series I after
reorganization on May 2, 2003:                       33,548,314          116,737,027              3.48
Dynamic Growth Series II after
reorganization on May 2, 2003:                        7,691,014           26,760,149              3.48

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

SECURITY VALUATION. The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios, except securities held by the Lifestyle Trusts and American Growth, American International, American Growth-Income and American Blue Chip Income and Growth are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Underlying Portfolio shares held by the Lifestyle Trusts, American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth are valued at their net asset value. Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service, which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

   (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Equity Index, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at June 30, 2003:

                                                    SALE OF FUTURES CONTRACTS                  PURCHASE OF FUTURES CONTRACTS
                                                    -------------------------                  -----------------------------
                                             NUMBER                                       NUMBER
                               EXPIRATION    OF OPEN       NOTIONAL        UNREALIZED     OF OPEN        NOTIONAL      UNREALIZED
                                  DATE      CONTRACTS       AMOUNT         GAIN/(LOSS)   CONTRACTS        AMOUNT       GAIN/(LOSS)
                                  ----      ---------       ------         -----------   ---------        ------       ----------
ALL CAP CORE
S&P 500 Index                   Sep-2003                                                     59        $13,227,800     ($ 243,729)
Russell 2000 Index              Sep-2003                                                     23          5,596,475       (102,788)
                                                                                                                       ----------
                                                                                                                       ($ 346,517)
                                                                                                                       ==========
SMALL CAP OPPORTUNITIES
Russell 2000 Index              Sep-2003                                                     23        $ 5,156,600     ($ 107,756)
                                                                                                                       ==========

EQUITY INDEX
S&P 500 Index                   Sep-2003                                                      5        $ 1,216,625     ($   2,790)
                                                                                                                       ==========

GLOBAL BOND
10 yr German Euro - BUND        Sep-2003                                                    262        $35,208,540     ($ 430,242)
Japan 10 yr Govt. Bond          Sep-2003                                                     13         15,354,220       (317,634)
5 yr German Euro - BOBL         Sep-2003                                                    475         61,925,450       (213,999)
                                                                                                                       ----------
U.S. 30 yr Treasury             Sep-2003        (3)     ($   352,031)      $     4,969                                 ($ 961,875)
                                                                                                                       ==========
U.S. 5 yr Treasury              Sep-2003      (230)      (26,478,750)          210,234
                                                                           -----------
                                                                           $   215,203
                                                                           ===========
TOTAL RETURN
Euribor Written Put Options
(Strike price of $97.50)        Sep-2003      (112)     ($        32)      $    58,300
Euribor Written Put Options
(Strike price of $97.375)       Dec-2003       (75)           (1,078)           60,388
Euribor Written Put Options
(Strike price of $96.50)        Dec-2003       (73)           (1,050)           65,909

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                                                    SALE OF FUTURES CONTRACTS                 PURCHASE OF FUTURES CONTRACTS
                                                    -------------------------                 -----------------------------
                                              NUMBER                                    NUMBER
                               EXPIRATION    OF OPEN     NOTIONAL        UNREALIZED     OF OPEN       NOTIONAL         UNREALIZED
                                  DATE      CONTRACTS     AMOUNT         GAIN/(LOSS)   CONTRACTS       AMOUNT          GAIN/(LOSS)
                                  ----      ---------     ------         -----------   ---------       ------          -----------
TOTAL RETURN, CONTINUED
Euribor Written Put Options
(Strike price of $97.50)        Dec-2003      (149)      (2,142)         $  112,020
Euribor Written Put Options
(Strike price of $97.50)        Mar-2004       (76)      (5,464)             53,544
                                                                         ----------
                                                                         $  350,161
                                                                         ==========
5 Yr German Euro - BOBL         Sep-2003                                                  163       $ 21,250,207      ($    29,276)
Euribor                         Sep-2003                                                  100         28,189,759           162,933
U.S. 30 yr Treasury             Sep-2003                                                  824         96,691,250        (1,557,375)
U.S. 10 yr Treasury             Sep-2003                                                 1009        118,494,438          (898,646)
LIBOR                           Dec-2003                                                   20          3,992,582            (7,372)
Euribor                         Dec-2003                                                  240              3,451                 -
Eurodollar                      Mar-2004                                                  268         66,183,617           494,406
Euribor                         Mar-2004                                                   20          5,638,815            14,091
Euribor                         Mar-2004                                                  800                230           (11,272)
LIBOR                           Mar-2004                                                  170         33,922,895           (16,543)
Eurodollar                      Jun-2004                                                   23          5,668,063            38,238
Eurodollar                      Sep-2004                                                   34          8,358,475            65,875
Eurodollar                      Dec-2004                                                   65         15,934,750           121,563
Euribor                         Dec-2004                                                   16          4,485,976             2,859
Euribor                         Dec-2004                                                  151              2,171                 -
Euribor                         Sep-2005                                                  135         37,658,260           (80,770)
                                                                                                                      ------------
                                                                                                                      ($ 1,701,290)
                                                                                                                      ============

U.S. GOVERNMENT SECURITIES
U.S. 5 yr Treasury              Sep-2003                                                  175       $ 20,551,563      ($   400,269)
                                                                                                                      ============

SMALL CAP INDEX
Russell 2000 Index              Sep-2003                                                   70       $ 15,694,000      ($   341,040)
                                                                                                                      ============

INTERNATIONAL INDEX
Hang Seng Index                 Jul-2003                                                    1       $     61,450      ($       335)
Topix Index                     Sep-2003                                                   11            829,210            21,967
Japanese Yen                    Sep-2003                                                   13          1,359,963           (15,478)
British Pound                   Sep-2003                                                   20          2,058,500            (2,370)
Australian Dollar               Sep-2003                                                    7            467,180             5,268
Eurodollar                      Sep-2003                                                   24          3,441,000           (44,144)
Share Price Index 200           Sep-2003                                                    5            253,305            (8,930)
MSCI Pan Euro Index             Sep-2003                                                  337          5,522,239          (117,331)
                                                                                                                      ------------
                                                                                                                      ($   161,353)
                                                                                                                      ============

MID CAP INDEX
S&P Midcap 400 Index            Sep-2003                                                   14       $  3,361,400      ($    30,934)
                                                                                                                      ============
TOTAL STOCK MARKET INDEX
S&P Midcap 400 Index            Sep-2003                                                    3       $    720,300      ($     7,221)
Russell 2000 Index              Sep-2003                                                    6          1,345,200            (8,967)
S&P 500 Index                   Sep-2003                                                   42         10,219,650          (187,969)
                                                                                                                      ------------
                                                                                                                      ($   204,157)
                                                                                                                      ============

500 INDEX
S&P 500 Index                   Sep-2003                                                   65       $ 15,816,125      ($   263,415)
                                                                                                                      ============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase and sell put and call options on securities, (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

INTEREST RATE SWAPS. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Net periodic interest payments to be received or paid are accrued daily and are recorded as interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid at the end of the agreement are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

FORWARD COMMITMENTS. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment, the price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may lend securities in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At June 30, 2003, the value of securities loaned and cash collateral was as follows:

                                MARKET VALUE OF     VALUE OF CASH
                               SECURITIES LOANED     COLLATERAL
                               -----------------     ----------
Science & Technology              $24,796,804        $25,532,543
Pacific Rim Emerging Markets        9,104,250          9,621,527
Health Sciences                    18,757,485         19,266,779
Emerging Growth                       649,720            666,987
Aggressive Growth (1)              52,601,246         53,948,231
Emerging Small Company (2)         65,011,039         66,878,396
Small Company Blend (3)            37,724,550         38,794,429
Dynamic Growth                      9,984,607         10,220,363
Mid Cap Stock                      48,227,950         49,449,647
Natural Resources                  21,088,037         21,587,164
All Cap Growth                     32,494,157         33,475,825
Strategic Opportunities            61,642,376         63,860,467
Financial Services                    405,724            417,600
International Stock (4)            62,782,042         66,027,177
Strategic Value                     2,531,859          2,589,401
Large Cap Value                       847,185            872,253
Utilities                           1,754,421          1,799,533
Real Estate Securities             23,532,608         24,124,434
Small Cap Opportunities             8,211,769          8,422,448
Small Company Value (5)            46,328,661         47,544,171
Special Value                       2,158,764          2,212,862
Mid Cap Value                      17,995,869         18,579,369
All Cap Value                      10,806,850         11,103,040
Equity Index                          634,855            655,070
Fundamental Value                  13,275,718         13,587,791
Growth & Income                     2,070,371          2,118,534
Equity-Income                      30,790,553         31,604,169
Income and Value                   83,056,648         85,048,655

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                              MARKET VALUE OF    VALUE OF CASH
                             SECURITIES LOANED     COLLATERAL
                             -----------------     ----------
Overseas                        $57,065,309        $60,022,196
International Small Cap           8,149,090          8,624,134
International Value              37,877,350         39,837,294
Quantitative Mid Cap             10,992,623         11,261,990
Mid Cap Core                      5,406,891          5,541,984
Global Equity                    32,020,375         33,641,717
Strategic Growth                  6,807,893          6,986,974
Capital Appreciation              3,431,970          3,519,519
Quantitative All Cap                262,666            268,624
All Cap Core                      5,292,467          5,419,058
Large Cap Growth                 20,071,403         20,678,359
Quantitative Equity               4,944,702          5,085,638
Blue Chip Growth                 47,798,199         49,045,486
U.S Large Cap                    32,289,910         33,251,419
Balanced                          1,274,179          1,307,073
Global Allocation                   485,021            498,500
High Yield                       76,499,159         78,084,756
Strategic Bond                   30,020,468         30,861,234
Global Bond                      34,337,946         35,127,320
Investment Quality Bond          41,253,637         42,100,044
Total Return                     48,367,466         49,343,436
Small Cap Index (6)              16,972,388         17,504,793
International Index              11,916,804         12,543,861
Mid Cap Index                    15,088,568         15,478,111
Total Stock Market Index (7)      4,754,515          4,903,371
500 Index                        19,062,475         19,599,443
Small-Mid Cap                     9,398,763          9,611,849
International Equity Select       8,450,372          8,878,033

(1) Comprised of $53,925,131 and $23,100 of cash collateral and securities collateral, respectively.

(2) Comprised of $66,803,927 and $74,469 of cash collateral and securities collateral, respectively.

(3) Comprised of $38,780,625 and $13,804 of cash collateral and securities collateral, respectively

(4) Comprised of $65,870,323 and $156,854 of cash collateral and securities collateral, respectively

(5) Comprised of $47,539,536 and $4,635 of cash collateral and securities collateral, respectively

(6) Comprised of 17,408,934 and $95,859 of cash collateral and securities collateral, respectively

(7) Comprised of $4,896,052 and $7,319 of cash collateral and securities collateral, respectively

MORTGAGE DOLLAR ROLLS. All Portfolios, with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market, Lifestyle Moderate 460 and Lifestyle Conservative 280 is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. All discounts/premiums are accreted/amortized for financial reporting purposes. Non cash dividends are recorded at the fair market value of the securities received. The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

3. WRITTEN OPTIONS AND INTEREST RATE SWAPS.

The following is a summary of open written options outstanding at June 30, 2003:

                                          HEALTH SCIENCES                  ALL CAP GROWTH               CAPITAL APPRECIATION
                                          ---------------                  --------------               --------------------
                                      NUMBER OF       PREMIUMS       NUMBER OF        PREMIUMS        NUMBER OF        PREMIUMS
                                      CONTRACTS       RECEIVED       CONTRACTS        RECEIVED        CONTRACTS        RECEIVED
                                      ---------       --------       ---------        --------        ---------        --------
Options outstanding 12/31/2002          2,906       $   509,885          -                   -            -                   -
Options written                        12,927         2,974,834         89            $ 18,867           92            $    920
Options closed & expired              (10,621)       (2,032,498)       (89)            (18,867)           -                   -
                                     ------------------------------------------------------------------------------------------
Options outstanding at 06/30/2003       5,212       $ 1,452,221          -                   -           92            $    920
                                     ==========================================================================================

                                             GLOBAL BOND                     TOTAL RETURN
                                             -----------                     ------------
                                      NUMBER OF        PREMIUMS       NUMBER OF         PREMIUMS
                                      CONTRACTS        RECEIVED       CONTRACTS         RECEIVED
                                      ---------        --------       ---------         --------
Options outstanding 12/31/2002        32,705,204      $1,001,725     182,001,495      $ 4,194,771
Options written                       12,000,282         359,154      54,203,709        2,630,798
Options closed & expired             (21,405,336)       (728,986)    (23,102,660)      (1,466,551)
                                     ------------------------------------------------------------
Options outstanding at 06/30/2003     23,300,150      $  631,893     213,102,544      $ 5,359,018
                                     ============================================================

Written Options outstanding at June 30, 2003:

                                                                                     NUMBER OF
PORTFOLIO                     DESCRIPTION                            TYPE            CONTRACTS       EXPIRATION DATE        VALUE
---------                     -----------                            ----            ---------       ---------------        -----
HEALTH SCIENCES
         Abgenix Inc. (Strike price of $12.50)                       Call                67              Jul-03          ($   2,010)
         Allergan Inc. (Strike price of $80.00)                      Call                68              Jul-03              (7,480)
         Amgen Inc. (Strike price of $65.00)                         Call               175              Jul-03             (35,000)
         Amgen Inc. (Strike price of $60.00)                         Put                 32              Jul-03                (800)
         Amgen Inc. (Strike price of $60.00)                         Call               261              Jul-03            (153,990)
         Amgen Inc.(Strike price of $65.00)                          Put                 67              Jul-03              (5,695)
         Biovail Corp.(Strike price of $50.00)                       Call                93              Jul-03              (6,045)
         Genentech Inc. (Strike price of $70.00)                     Put                 20              Jul-03              (4,100)
         Genentech Inc. (Strike price of $75.00)                     Call                33              Jul-03              (5,775)
         Genentech Inc. (Strike price of $80.00)                     Call               128              Jul-03              (7,680)
         Gilead Sciences Inc. (Strike price of $50.00)               Put                 13              Jul-03                (780)
         Gilead Sciences Inc. (Strike price of $55.00)               Call                34              Jul-03              (9,180)
         Gilead Sciences Inc. (Strike price of $60.00)               Call                28              Jul-03              (1,540)
         IDEC Pharmaceuticals Corp. (Strike price of $35.00)         Call                32              Jul-03              (3,680)
         IDEC Pharmaceuticals Corp. (Strike price of $40.00)         Call               125              Jul-03              (4,375)
         IDEC Pharmaceuticals Corp. (Strike price of $55.00)         Put                 64              Jul-03             (39,680)
         Lilly Eli & Co. (Strike price of $55.00)                    Call                62              Jul-03             (86,180)
         Lilly Eli & Co. (Strike price of $60.00)                    Call                30              Jul-03             (27,900)
         Lilly Eli & Co. (Strike price of $65.00)                    Call                62              Jul-03             (29,140)
         Lilly Eli & Co. (Strike price of $70.00)                    Call                34              Jul-03              (3,910)
         The Medicines Co. (Strike price of $20.00)                  Call                66              Jul-03              (5,280)
         Medimmune Inc. (Strike price of $35.00)                     Put                 35              Jul-03              (3,675)
         Trimeris Inc. (Strike price of $45.00)                      Call                40              Jul-03              (9,400)
         Wyeth (Strike price of $40.00)                              Call               126              Jul-03             (71,820)
         AmerisourceBergen Corp. (Strike price of $55.00)            Call                30              Aug-03             (43,800)
         AmerisourceBergen Corp. (Strike price of $60.00)            Call                66              Aug-03             (64,680)
         Boston Scientific Corp. (Strike price of $65.00)            Put                 33              Aug-03             (17,160)
         Forest Labs Inc. (Strike price of $50.00)                   Put                 13              Aug-03              (1,430)
         Forest Labs Inc. (Strike price of $57.50)                   Call                33              Aug-03              (4,620)
         Forest Labs Inc. (Strike price of $60.00)                   Call                33              Aug-03              (2,970)
         Gilead Sciences Inc. (Strike price of $45.00)               Call                53              Aug-03             (59,360)
         Gilead Sciences Inc. (Strike price of $50.00)               Put                 27              Aug-03              (4,860)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

WRITTEN OPTIONS OUTSTANDING AT JUNE 30, 2003, CONTINUED

                                                                                    NUMBER OF
PORTFOLIO                     DESCRIPTION                            TYPE           CONTRACTS       EXPIRATION DATE       VALUE
---------                     -----------                            ----           ---------       ---------------       -----
HEALTH SCIENCES, CONTINUED
         HCA Inc. (Strike price of $35.00)                           Call               65              Aug-03         ($    4,550)
         IDEC Pharmaceuticals Corp. (Strike price of $40.00)         Call              125              Aug-03              (9,375)
         ImClone Systems Inc. (Strike price of $30.00)               Put                34              Aug-03              (8,160)
         ImClone Systems Inc. (Strike price of $22.50)               Call               22              Aug-03             (21,120)
         Neurocrine Biosciences Inc. (Strike price of $50.00)        Call               91              Aug-03             (25,480)
         Neurocrine Biosciences Inc. (Strike price of $50.00)        Put                20              Aug-03              (5,400)
         Neurocrine Biosciences Inc. (Strike price of $60.00)        Call               27              Aug-03                (810)
         Waters Corp. (Strike price of $25.00)                       Call               71              Aug-03             (30,530)
         Anthem Inc. (Strike price of $70.00)                        Put                12              Sep-03              (1,680)
         Anthem Inc. (Strike price of $70.00)                        Call               19              Sep-03             (16,910)
         Cardinal Health (Strike price of $60.00)                    Call               40              Sep-03             (25,600)
         Medimmune Inc. (Strike price of $35.00)                     Put                35              Sep-03              (7,350)
         Medimmune Inc. (Strike price of $37.50)                     Call              397              Sep-03             (85,355)
         Medimmune Inc. (Strike price of $40.00)                     Call              155              Sep-03             (17,050)
         TEVA Pharmaceuticals (Strike price of $45.00)               Call               67              Sep-03             (81,740)
         Allergan Inc. (Strike price of $85.00)                      Call               34              Oct-03              (7,650)
         Amgen Inc. (Strike price of $65.00)                         Call              133              Oct-03             (59,850)
         Amylin Pharmaceuticals Inc. (Strike price of $25.00)        Put                53              Oct-03             (24,910)
         Biogen Inc. (Strike price of $40.00)                        Put                32              Oct-03             (14,720)
         Biogen Inc.(Strike price of $40.00)                         Call               72              Oct-03             (24,480)
         IDEC Pharmaceuticals Corp.(Strike price of $40.00)          Call               62              Oct-03              (8,680)
         Lilly Eli & Co. (Strike price of $75.00)                    Call               27              Oct-03              (4,455)
         Trimeris Inc.(Strike price of $50.00)                       Call              126              Oct-03             (28,350)
         Trimeris Inc. (Strike price of $55.00)                      Call              101              Oct-03              (9,595)
         Universal Health Services Inc. (Strike price of $45.00)     Put               129              Oct-03             (77,400)
         Wyeth (Strike price of $40.00)                              Call              234              Oct-03            (149,760)
         Boston Scientific Corp. (Strike price of $65.00)            Put                66              Nov-03             (50,820)
         Cephalon Inc. (Strike price of $40.00)                      Put                33              Nov-03             (14,190)
         Forest Labs Inc. (Strike price of $50.00)                   Put                13              Nov-03              (3,445)
         Forest Labs Inc. (Strike price of $55.00)                   Call               63              Nov-03             (29,610)
         Forest Labs Inc. (Strike price of $60.00)                   Call               33              Nov-03              (7,590)
         HCA Inc. (Strike price of $35.00)                           Call               16              Nov-03              (2,720)
         Invitrogen Corp. (Strike price of $40.00)                   Put                29              Nov-03             (13,630)
         Millennium Pharmaceuticals (Strike price of $17.50)         Put                34              Nov-03             (11,560)
         Neurocrine Biosciences Inc. (Strike price of $60.00)        Call               35              Nov-03              (5,600)
         Medimmune Inc. (Strike price of $42.50)                     Call               32              Dec-03              (5,120)
         Baxter International Inc. (Strike price of $20.00)          Put                45              Jan-04              (2,700)
         Baxter International Inc. (Strike price of $25.00)          Put                59              Jan-04             (12,095)
         Bristol-Meyers Squibb (Strike price of $25.00)              Put                44              Jan-04              (6,820)
         Bristol-Meyers Squibb (Strike price of $27.50)              Put                 8              Jan-04              (2,120)
         Bristol-Meyers Squibb (Strike price of $30.00)              Put               107              Jan-04             (20,865)
         Cephalon Inc. (Strike price of $40.00)                      Put                33              Jan-04              (6,270)
         Genentech Inc. (Strike price of $55.00)                     Put               108              Jan-04             (28,620)
         Genentech Inc. (Strike price of $60.00)                     Put                64              Jan-04             (23,680)
         Genentech Inc. (Strike price of $65.00)                     Put                64              Jan-04             (33,920)
         Guidant Corp. (Strike price of $40.00)                      Put                64              Jan-04             (16,640)
         Guidant Corp. (Strike price of $45.00)                      Put                77              Jan-04             (34,650)
         Merck & Co., Inc. (Strike price of $55.00)                  Put                19              Jan-04              (4,370)
                                                                                                                       -----------
                                                                                                                       ($1,811,990)
                                                                                                                       ===========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

WRITTEN OPTIONS OUTSTANDING AT JUNE 30, 2003, CONTINUED

                                                                                            NUMBER OF
PORTFOLIO                            DESCRIPTION                                 TYPE       CONTRACTS  EXPIRATION DATE     VALUE
---------                            -----------                                 ----       ---------  ---------------     -----
CAPITAL APPRECIATION
          Astrazeneca PLC (Strike price of $50.00)                               Call              92      Jul-03       ($      460)
GLOBAL BOND                                                                                                             ===========
          U. S. Treasury Notes 10 Yr Futures (Strike price of $117.00)           Call               8      Aug-03       ($   12,000)
          U. S. Treasury Notes 10 Yr Futures (Strike price of $121.00)           Call             142      Aug-03           (31,063)
          Interest Rate Swap Futures (Strike price of $6.00)                     Put        2,800,000      Oct-03              (386)
          Swap Option (Strike price of $3.25)                                    Call       5,300,000      Oct-03           (12,614)
          Interest Rate Swap Futures (Strike price of $6.00)                     Put        2,500,000      Oct-03              (345)
          Swap Option 3 Month LIBOR (Strike price of $6.00)                      Put        5,100,000      Mar-04           (15,203)
          Interest Rate Swap Futures (Strike price of $4.00)                     Call       1,600,000      Mar-04           (40,531)
          Interest Rate Swap (Strike price of $6.00)                             Put        2,500,000      Sep-05           (48,583)
          Swap Option 3 Month LIBOR (Strike price of $4.00)                      Call       2,500,000      Sep-05           (69,830)
          Interest Rate Swap Futures (Strike price of $4.375)                    Call       1,000,000      Dec-06           (31,570)
          OTC % U.S. Dollar Forward Delta/Neutral (Strike price TBD)
          Straddle vs. Japanese Yen, implied volatility parameter of 18.50%   Call & Put      470,000      Dec-12            32,962
                                                                                                                        -----------
                                                                                                                        ($  229,163)
                                                                                                                        ===========

TOTAL RETURN
          Interest Rate Swap (Strike price of $4.00)                             Call      37,000,000      Jul-03       ($  574,536)
          Interest Rate Swap (Strike price of $4.00)                             Call      19,400,000      Aug-03          (329,800)
          Swap Option 3 Month LIBOR (Strike price of $4.00)                      Call       2,000,000      Aug-03           (42,706)
          U. S. Treasury Bonds Futures (Strike price of $114.00)                 Put              711      Aug-03          (522,141)
          U. S. Treasury Bonds Futures (Strike price of $128.00)                 Call             171      Aug-03            (8,016)
          U. S. Treasury Notes 10 Yr Futures (Strike price of $110.00)           Put               22      Aug-03            (1,031)
          U. S. Treasury Notes 10 Yr Futures (Strike price of $114.00)           Put               70      Aug-03           (20,781)
          U. S. Treasury Notes 10 Yr Futures (Strike price of $116.00)           Put              257      Aug-03          (188,734)
          U. S. Treasury Notes 10 Yr Futures (Strike price of $117.00)           Call              22      Aug-03           (33,000)
          U. S. Treasury Notes 10 Yr Futures (Strike price of $119.00)           Call              73      Aug-03           (43,344)
          U. S. Treasury Notes 10 Yr Futures (Strike price of $120.00)           Call              70      Aug-03           (24,063)
          U. S. Treasury Notes 10 Yr Futures (Strike price of $122.00)           Call              73      Aug-03            (7,984)
          U. S. Treasury Notes 10 Yr Futures (Strike price of $123.00)           Call             272      Aug-03           (17,000)
          U. S. Treasury Notes 10 Yr Futures (Strike price of $126.00)           Call             488      Aug-03            (7,625)
          Japan Government Bonds 10 Yr Futures (Strike price of $145.00)         Call               3      Aug-03              (501)
          Eurodollar Futures (Strike price of $98.00)                            Put              208      Dec-03            (1,300)
          Interest Rate Swap (Strike price of $3.50)                             Call       1,100,000      Dec-03           (32,339)
          Interest Rate Swap (Strike price of $3.50)                             Call      36,600,000      Dec-03        (1,075,198)
          Interest Rate Swap (Strike price of $3.50)                             Call       1,500,000      Dec-03           (28,314)
          Interest Rate Swap (Strike price of $5.50)                             Put        1,500,000      Dec-03            (1,500)
          Swap Option 3 Month LIBOR (Strike price of $5.50)                      Put        4,300,000      Dec-03            (4,300)
          Swap Option 3 Month LIBOR (Strike price of $3.50)                      Call       7,200,000      Dec-03          (136,714)
          Interest Rate Swap (Strike price of $4.00)                             Call      19,000,000      Mar-04          (483,930)
          Swap Option 3 Month LIBOR (Strike price of $4.00)                      Call       7,800,000      Mar-04          (199,064)
          Swap Option 3 Month LIBOR (Strike price of $4.00)                      Call       7,900,000      Mar-04          (201,616)
          Swap Option 3 Month LIBOR (Strike price of $3.25)                      Call       3,000,000      Mar-04           (61,416)
          Eurodollar Futures (Strike price of $97.25)                            Put               11      Mar-04              (138)
          Eurodollar Futures (Strike price of $97.75)                            Put               71      Mar-04            (1,775)
          Eurodollar Futures (Strike price of $98.50)                            Call              22      Mar-04           (18,563)
          Interest Rate Swap (Strike price of $5.97)                             Call      13,200,000      Oct-04        (1,643,638)
          Interest Rate Swap (Strike price of $5.97)                             Put       13,200,000      Oct-04           (95,515)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

WRITTEN OPTIONS OUTSTANDING AT JUNE 30, 2003, CONTINUED

                                                                                NUMBER OF
PORTFOLIO                     DESCRIPTION                           TYPE        CONTRACTS         EXPIRATION DATE         VALUE
---------                     -----------                           ----        ---------         ---------------         -----
TOTAL RETURN, CONTINUED
         Swap Option 3 Month LIBOR (Strike price of $6.00)          Put         3,400,000              Oct-04        ($    25,667)
         Swap Option 3 Month LIBOR (Strike price of 6.00)           Call        3,400,000              Oct-04            (425,354)
         Interest Rate Swap (Strike price of $6.00)                 Call       20,000,000              Jun-05          (2,201,340)
         Interest Rate Swap (Strike price of $6.70)                 Put        11,600,000              Jun-05            (118,227)
                                                                                                                     ------------
                                                                                                                     ($ 8,577,167)
                                                                                                                     ============

The following is a summary of open interest rate swap contracts outstanding in Global Bond and Total Return as of June 30, 2003:

                                                                                                                        UNREALIZED
                                             TERMINATION   EFFECTIVE                                                   APPRECIATION
   NOTIONAL AMOUNT     COUNTER PARTY            DATE         DATE         PAYMENT         RECEIPT       FREQUENCY     (DEPRECIATION)
   ---------------     -------------            ----         ----         -------         -------       ---------    --------------
GLOBAL BOND
        3,900,000 EUR  Morgan Stanley        12/15/2031    6/17/2002   6 Month Libor     Fixed 5.50%  semi-annually    ($   534,361)
          400,000 EUR  UBS Warburg            3/15/2032    3/15/2017   6 Month Libor     Fixed 6.00%       annually           7,569
          200,000 GBP  UBS Warburg            3/15/2032    3/15/2017     Fixed 5.00%   6 Month LIBOR  semi-annually           1,228
        7,100,000 EUR  Merrill Lynch          3/15/2005    3/15/2007   6 Month Libor     Fixed 4.00%       annually         105,743
       53,000,000 HKD  Goldman Sachs           2/8/2006     2/8/2001    Fixed 5.753%   3 Month HIBOR      quarterly        (520,958)
        6,800,000 USD  Goldman Sachs           2/8/2006     2/8/2001   3 Month Libor     Fixed 5.67%      quarterly         354,218
        2,300,000 USD  Goldman Sachs           2/8/2006   12/17/2013     Fixed 4.00%   3 Month LIBOR  semi-annually          15,171
        1,000,000 USD  Goldman Sachs          6/16/2006    6/16/2006     Fixed 4.00%   3 Month LIBOR  semi-annually         (59,252)
        4,600,000 GBP  UBS Warburg            6/17/2006    6/17/2006     Fixed 5.00%   6 Month LIBOR  semi-annually        (105,276)
        3,900,000 GBP  Morgan Stanley         6/17/2006    6/17/2006     Fixed 5.00%   6 Month LIBOR  semi-annually         (89,256)
          800,000 GBP  Merrill Lynch         12/17/2006     8/6/1999   6 Month Libor     Fixed 6.949  semi-annually           4,054
        2,500,000 GBP  UBS AG Union Bank      9/15/2007    9/15/2004   6 Month Libor     Fixed 4.00%  semi-annually         (10,760)
        1,700,000 GBP  Morgan Stanley         3/15/2008    3/15/2003   6 Month Libor     Fixed 5.50%  semi-annually         183,177
        6,000,000 GBP  Morgan Stanley         3/15/2008    9/15/2007   6 Month Libor     Fixed 4.00%  semi-annually         (27,898)
        7,700,000 GBP  Morgan Stanley         6/17/2008    6/17/2005   6 Month Libor     Fixed 4.00%  semi-annually         (99,324)
        9,800,000 USD  UBS AG Union Bank      6/18/2010    6/18/2010     Fixed 5.00%   3 Month LIBOR  semi-annually      (1,055,911)
      310,000,000 JPY  Goldman Sachs          9/21/2011    3/21/2002     Fixed 1.30%   6 Month LIBOR  semi-annually        (131,679)
        2,100,000 EUR  UBS Warburg            3/15/2012    3/15/2012   6 Month Libor     Fixed 6.00%       annually          37,644
       12,300,000 EUR  Salomon Smith Barney   6/17/2012    6/17/2002     Fixed 5.00%   6 Month LIBOR       annually      (1,301,057)
          200,000 EUR  Goldman Sachs          6/17/2012    6/17/2002     Fixed 5.00%   6 Month LIBOR       annually         (21,155)
        5,700,000 USD  Bank of America       12/17/2013   12/17/2003     Fixed 4.00%   3 Month LIBOR  semi-annually          37,597
      310,000,000 JPY  Goldman Sachs          1/17/2015    1/17/2005   6 Month Libor     Fixed 1.30%  semi-annually         166,209
        2,000,000 EUR  Goldman Sachs          3/15/2016    9/17/2001   6 Month Libor     Fixed 6.00%  semi-annually        (452,327)
          500,000 GBP  Goldman Sachs          3/15/2016    3/15/2011   6 Month Libor     Fixed 5.50%  semi-annually         (10,484)
       12,670,000 GBP  Morgan Stanley         3/15/2016    3/15/2016   6 Month Libor     Fixed 5.50%  semi-annually        (190,186)
        1,400,000 GBP  UBS Warburg            3/15/2017    3/15/2012     Fixed 5.00%   6 Month LIBOR  semi-annually           9,201
        4,100,000 GBP  Morgan Stanley         3/15/2017    3/15/2012     Fixed 5.00%   6 Month LIBOR  semi-annually          28,687
        6,500,000 EUR  Morgan Stanley         3/15/2017    3/15/2012   6 Month Libor     Fixed 6.00%  semi-annually         116,516
       12,900,000 USD  Merrill Lynch         12/17/2023   12/17/2003     Fixed 5.00%   3 Month LIBOR  semi-annually        (286,057)
                                                                                                                       ------------
                                                                                                                       ($ 3,828,927)
                                                                                                                       ============

TOTAL RETURN
        3,300,000 EUR  JP Morgan              3/15/2032    3/15/2017   6 Month Libor    Fixed  6.00%       annually     $    50,393
        1,800,000 GBP  JP Morgan              3/15/2032    3/15/2017   6 Month Libor     Fixed 5.00%  semi-annually          10,442
       31,200,000 GBP  Morgan Stanley         3/17/2005    3/14/2004   6 Month Libor    Fixed  4.00%  semi-annually          17,926
       11,800,000 EUR  JP Morgan              3/15/2007    3/15/2005   6 Month Libor     Fixed 3.25%       annually          61,591
        1,000,000 EUR  JP Morgan              3/15/2017    3/15/2012   6 Month Libor    Fixed  6.00%       annually           7,886
        1,200,000 GBP  UBS Warburg            3/15/2017    3/15/2012   6 Month Libor     Fixed 5.00%  semi-annually           3,943
          600,000 GBP  JP Morgan              3/15/2017    3/15/2012     Fixed 5.00%   6 Month LIBOR  semi-annually          21,030

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT JUNE 30, 2003, CONTINUED

                                                                                                                       UNREALIZED
                                           TERMINATION   EFFECTIVE                                                    APPRECIATION
   NOTIONAL AMOUNT         COUNTER PARTY      DATE         DATE        PAYMENT         RECEIPT        FREQUENCY      (DEPRECIATION)
   ---------------         -------------      ----         ----        -------         -------        ---------      -------------
TOTAL RETURN, CONTINUED
        3,200,000 GBP      Goldman Sachs    3/15/2017    3/15/2012    Fixed 5.00%  6 Month LIBOR     semi-annually     $   127,271
        7,100,000 EUR      Goldman Sachs    3/15/2017    3/15/2012  6 Month Libor    Fixed 6.00%          annually          11,181
        2,700,000 EUR      UBS Warburg      3/15/2017    3/15/2017  6 Month Libor    Fixed 6.00%          annually         194,060
        1,700,000 GBP      UBS Warburg      3/15/2017    3/15/2017  6 Month Libor    Fixed 5.00%     semi-annually             977
                                                                                                                       -----------
                                                                                                                       $   506,700
                                                                                                                       ============

4. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for the six months ended June 30, 2003:


                                                            PURCHASES                                    SALES
                                           -------------------------------------------- -----------------------------------------
                                                U.S. GOVERNMENT        OTHER ISSUES        U.S GOVERNMENT       OTHER ISSUES
                                           -------------------------------------------- -----------------------------------------
PORTFOLIO
Science & Technology                                   -               $118,773,382               -             $139,978,858
Pacific Rim Emerging Markets                           -                 10,386,077               -               14,007,124
Health Sciences                                        -                 42,264,828               -               24,855,057
Emerging Growth*                                       -                  4,795,342               -                1,475,141
Aggressive Growth                                      -                 64,335,264               -               80,537,227
Emerging Small Company                                 -                 28,604,506               -               61,047,482
Small Company Blend                                    -                 28,081,824               -               22,216,897
Dynamic Growth                                         -                104,989,728               -              100,204,659
Mid Cap Stock                                          -                166,915,322               -              190,389,908
Natural Resources*                                     -                 85,231,139               -                4,388,131
All Cap Growth                                         -                138,489,914               -              167,306,485
Strategic Opportunities                                -                558,758,441               -              617,543,438
Financial Services                                     -                 21,229,467               -                7,040,822
International Stock                                    -                254,868,804               -              261,046,844
Overseas                                               -                128,056,110               -              131,633,745
International Small Cap                                -                284,359,052               -              206,176,563
International Value                                    -                 67,781,515               -              100,627,560
Quantitative Mid Cap                                   -                 59,316,542               -               58,236,707
Mid Cap Core *                                         -                 21,177,091               -                1,160,884
Global Equity                                          -                140,293,097               -              162,769,282
Strategic Growth                                       -                 77,113,486               -               67,646,009
Capital Appreciation                                   -                 53,417,653               -               46,677,184
Quantitative All Cap *                                 -                  4,002,188               -                1,024,057
All Cap Core                                           -                240,842,508               -              266,069,753
Large Cap Growth                                       -                151,128,620               -              138,811,637
Quantitative Equity                                    -                169,951,057               -              192,880,752
Blue Chip Growth                                       -                209,142,287               -              230,860,008
U.S. Large Cap (formerly,
  U.S. Large Cap Value)                                -                 62,429,134               -              119,013,101
Strategic Value (formerly,
  Capital Opportunities)                               -                 82,686,039               -               31,748,511
Large Cap Value *                                      -                  5,482,038               -                  930,559
Utilities                                   $  2,185,212                 32,166,426     $ 3,015,326               20,413,922
Real Estate Securities                                 -                133,432,411               -               64,339,162
Small Cap Opportunities *                              -                 29,057,774               -                  430,047
Small Company Value                                    -                 31,887,591               -               34,939,025
Special Value *                                        -                  7,824,564               -                  529,336
Mid Cap Value                                          -                 70,052,649               -               83,263,437
Value                                                  -                317,987,704               -              347,354,461

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                               PURCHASES                                      SALES
                                                  -----------------------------------          ---------------------------------
                                                  U.S. GOVERNMENT        OTHER ISSUES          U.S. GOVERNMENT      OTHER ISSUES
                                                  -----------------------------------          ---------------------------------
All Cap Value                                                  -         $171,271,253                       -       $ 45,387,198
Equity Index                                                   -              681,094                       -          3,749,304
Fundamental Value                                              -           80,430,495                       -         25,539,361
Growth & Income                                                -          304,169,961                       -        373,334,293
Equity-Income                                                  -          145,489,901                       -         45,801,485
Income and Value                                  $  135,130,635           64,625,537          $  116,791,073         81,158,773
Balanced                                              27,124,390           60,554,433              27,552,371         65,999,746
Global Allocation (formerly, Tactical Allocation)     11,008,074           48,559,676               5,511,148         61,953,630
High Yield                                                     -          499,682,106               1,773,059        255,908,251
Strategic Bond                                         2,449,364          187,829,229                       -        199,970,096
Global Bond                                          193,810,417          321,153,821             191,412,425        327,005,879
Diversified Bond                                     251,751,602           72,302,728             235,892,783         65,126,188
Investment Quality Bond                              165,846,409           39,674,723             150,711,220         38,402,474
Total Return                                       1,896,492,396          486,661,946           1,658,502,316        715,340,894
Real Return Bond *                                   471,242,984            3,000,000             284,449,319                  -
U.S. Government Securities                           121,587,400                    -              14,979,038                  -
Small Cap Index                                                -           17,148,772                       -          7,344,604
International Index                                            -           14,485,694                       -          6,918,076
Mid Cap Index                                                  -           18,126,406                       -          5,240,091
Total Stock Market Index                                       -           26,485,614                       -          2,621,425
500 Index                                                      -           97,228,481                       -          3,390,208
Lifestyle Aggressive 1000                                      -          175,034,198                       -        115,450,804
Lifestyle Growth 820                                           -          716,044,720                       -        492,757,844
Lifestyle Balanced 640                                         -          854,813,882                       -        552,330,041
Lifestyle Moderate 460                                         -          293,984,630                       -        167,387,223
Lifestyle Conservative 280                                     -          200,659,305                       -         98,413,863
Small-Mid Cap                                                  -           26,852,964                       -          3,581,177
International Equity Select                                    -           13,195,718                       -            320,226
High Grade Bond                                      294,356,614           16,683,407             272,968,707          9,698,470
American Growth *                                              -           48,370,135                       -                  -
American International *                                       -           80,976,791                       -            367,623
American Growth-Income *                                       -           25,010,104                       -                  -
American Blue Chip Income and Growth *                         -           72,673,693                       -                  -

*For the period May 5, 2003 (commencement of operations) to June 30, 2003.

At June 30, 2003, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                                           TAX BASIS
                                                                         NET UNREALIZED            TAX BASIS          TAX BASIS
                                                                          APPRECIATION             UNREALIZED         UNREALIZED
       PORTFOLIO                                 TAX BASIS COST          (DEPRECIATION)           APPRECIATION       DEPRECIATION
       ---------                                 --------------          --------------           ------------       ------------
Science & Technology                              $ 539,794,773          ($ 14,785,108)            $41,669,536        $56,454,644
Pacific Rim Emerging Markets                         69,944,805            (10,624,759)              4,751,559         15,376,318
Health Sciences                                     128,026,928             12,995,488              18,176,133          5,180,645
Emerging Growth *                                     4,235,420                166,296                 225,785             59,489
Aggressive Growth                                   288,647,081             17,715,528              31,032,888         13,317,360
Emerging Small Company                              436,574,305              1,608,646              52,267,330         50,658,684
Small Company Blend                                 203,560,931             (7,610,799)             18,463,895         26,074,694
Dynamic Growth                                      153,839,127             13,023,069              13,936,501            913,432
Mid Cap Stock                                       270,346,603             28,122,609              31,211,697          3,089,088
Natural Resources *                                 109,116,588              6,656,082               7,111,895            455,813
All Cap Growth                                      522,156,895             22,128,142              48,515,368         26,387,226
Strategic Opportunities                             541,393,419             53,892,602              61,430,966          7,538,364
Financial Services                                   67,344,095               (157,310)              4,244,693          4,402,003
International Stock                                 335,540,381             12,532,133              19,983,404          7,451,271

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                                           TAX BASIS
                                                                         NET UNREALIZED            TAX BASIS          TAX BASIS
                                                                          APPRECIATION             UNREALIZED         UNREALIZED
       PORTFOLIO                                 TAX BASIS COST          (DEPRECIATION)           APPRECIATION       DEPRECIATION
       ---------                                 --------------          --------------           ------------       ------------
Overseas                                         $  421,108,525          ($  4,866,787)           $ 29,256,554       $ 34,123,341
International Small  Cap                            196,050,356             24,231,479              25,483,788          1,252,309
International Value                                 320,609,873             (8,029,624)             21,428,891         29,458,515
Quantitative Mid Cap                                 93,231,285             11,973,090              13,061,833          1,088,743
Mid Cap Core *                                       30,638,975              1,437,312               1,602,599            165,287
Global Equity                                       385,015,818             12,088,506              26,305,502         14,216,996
Strategic Growth                                    190,139,916             11,875,122              14,967,997          3,092,875
Capital Appreciation                                136,949,737              8,656,913              11,608,365          2,951,452
Quantitative All Cap *                                3,373,744                105,975                 148,247             42,272
All Cap Core                                        240,160,900             11,831,562              17,042,831          5,211,269
Large Cap Growth                                    461,977,722              7,843,985              31,404,854         23,560,869
Quantitative Equity                                 268,423,579             (4,270,031)             14,713,264         18,983,295
Blue Chip Growth                                  1,338,084,197            (13,762,555)            142,427,393        156,189,948
U.S. Large Cap (formerly, U.S. Large Cap
Value)                                              480,532,077              9,760,894              47,358,967         37,598,073
Strategic Value (formerly, Capital
Opportunities)                                       99,092,361              8,487,447               8,986,304            498,857
Large Cap Value *                                     5,447,697                222,898                 267,396             44,498
Utilities                                            40,154,836              4,600,222               4,789,732            189,510
Real Estate Securities                              431,280,489             48,877,138              49,746,490            869,352
Small Cap Opportunities *                            41,749,822              2,082,442               2,444,338            361,896
Small Company Value                                 426,722,972             21,551,357              46,531,674         24,980,317
Special Value *                                      11,520,256                518,291                 608,870             90,579
Mid Cap Value                                       361,932,016              3,756,612              24,347,404         20,590,792
Value                                               224,082,382             22,785,656              26,510,339          3,724,683
All Cap Value                                       189,547,938              7,168,293               8,597,504          1,429,211
Equity Index                                         93,690,012            (17,840,356)              6,440,482         24,280,838
Fundamental Value                                   412,539,695             15,665,622              30,142,941         14,477,319
Growth & Income                                   1,502,014,374             14,954,807             164,871,306        149,916,499
Equity-Income                                     1,398,301,357            (57,476,964)            100,323,952        157,800,916
Income and Value                                    624,682,580             16,322,859              53,681,833         37,358,974
Balanced                                            147,306,602              2,234,056               7,099,976          4,865,920
Global Allocation (formerly, Tactical
Allocation)                                          60,557,131              1,805,849               3,263,004          1,457,155
High Yield                                          769,625,632             (7,436,253)             37,789,376         45,225,629
Strategic Bond                                      618,693,514             17,779,653              30,259,251         12,479,598
Global Bond                                         346,421,080             18,269,336              20,926,671          2,657,335
Diversified Bond                                    397,224,053             17,683,466              18,150,584            467,118
Investment Quality Bond                             536,894,755             42,992,827              45,973,669          2,980,842
Total Return                                      1,692,116,378             29,712,989              34,686,737          4,973,748
Real Return Bond *                                  347,540,637             (2,065,509)                    376          2,065,885
U.S. Government Securities                        1,303,747,946             21,324,561              21,686,966            362,405
Small Cap Index                                     111,669,959              3,167,958              11,257,320          8,089,362
International Index                                  97,688,691            (17,765,958)              3,166,189         20,932,147
Mid Cap Index                                       145,715,425             (6,034,945)             11,595,007         17,629,952
Total Stock Market Index                            129,187,708            (18,104,864)              7,028,491         25,133,355
500 Index                                         1,117,758,821           (205,920,491)             53,757,091        259,677,582
Lifestyle Aggressive 1000                           282,292,234             20,539,089              20,539,089                  -
Lifestyle Growth 820                              1,129,549,718             84,728,257              84,894,854            166,597
Lifestyle Balanced 640                            1,332,609,027             84,948,621              84,948,621                  -
Lifestyle Moderate 460                              526,588,559             25,294,725              25,712,782            418,057
Lifestyle Conservative 280                          396,002,148             14,403,055              14,468,393             65,338
Small-Mid Cap                                       110,757,632              5,353,083               8,957,874          3,604,791
International Equity Select                          80,639,223              3,544,277               4,830,410          1,286,133
High Grade Bond                                     121,592,163              1,727,090               1,847,682            120,592

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                                           TAX BASIS
                                                                         NET UNREALIZED            TAX BASIS          TAX BASIS
                                                                          APPRECIATION             UNREALIZED         UNREALIZED
       PORTFOLIO                                 TAX BASIS COST          (DEPRECIATION)           APPRECIATION       DEPRECIATION
       ---------                                 --------------          --------------           ------------       ------------
American Growth *                                   $48,370,135             $  710,014              $  710,014             -
American International *                             80,626,460              4,017,318               4,017,318             -
American Growth-Income *                             25,010,104                213,596                 213,596             -
American Blue Chip Income and Growth *               72,673,693              3,402,960               3,402,960             -

*For the period May 5, 2003 (commencement of operations) to June 30, 2003.

5. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. Advisory fees charged to each Portfolio were as follows:

                                                               BETWEEN           BETWEEN            BETWEEN
                                                           $50 MILLION AND  $200 MILLION AND   $500 MILLION AND    EXCESS OVER
              PORTFOLIO                 FIRST $50 MILLION    $200 MILLION     $500 MILLION        $1 BILLION       $1 BILLION
              ---------                 -----------------  ---------------  -----------------  -----------------   -----------
Science & Technology                          0.950%            0.950%            0.950%             0.900%            0.900%
Pacific Rim Emerging Markets                  0.700%            0.700%            0.700%             0.600%            0.600%
Health Sciences                               0.950%            0.950%            0.950%             0.900%            0.900%
Aggressive Growth                             0.850%            0.850%            0.850%             0.800%            0.800%
Emerging Small Company                        0.900%            0.900%            0.900%             0.870%            0.850%
Small Company Blend                           0.900%            0.900%            0.900%             0.900%            0.900%
Dynamic Growth                                0.850%            0.850%            0.850%             0.800%            0.800%
Mid Cap Stock                                 0.775%            0.775%            0.750%             0.725%            0.725%
National Resources                            0.950%            0.900%            0.900%             0.900%            0.900%
All Cap Growth                                0.800%            0.800%            0.800%             0.750%            0.750%
Strategic Opportunities                       0.700%            0.700%            0.700%             0.700%            0.700%
International Stock                           0.850%            0.850%            0.850%             0.800%            0.800%
Overseas                                      0.800%            0.800%            0.800%             0.800%            0.800%
International Small Cap                       0.950%            0.950%            0.850%             0.750%            0.750%
International Value                           0.850%            0.850%            0.750%             0.700%            0.700%
Quantitative Mid Cap                          0.650%            0.650%            0.550%             0.550%            0.550%
Small Cap Opportunities                       0.900%            0.900%            0.900%             0.850%            0.850%
Global Equity                                 0.750%            0.750%            0.750%             0.750%            0.700%
All Cap Core                                  0.700%            0.700%            0.700%             0.650%            0.650%
Quantitative Equity                           0.600%            0.600%            0.600%             0.550%            0.500%
Blue Chip Growth                              0.725%            0.725%            0.725%             0.725%            0.700%
U.S. Large Cap (formerly, U.S. Large
Cap Value)                                    0.725%            0.725%            0.725%             0.725%            0.725%
Special Value                                 0.900%            0.900%            0.900%             0.850%            0.850%
Real Estate Securities                        0.600%            0.600%            0.600%             0.600%            0.600%
Emerging Growth                               0.700%            0.700%            0.700%             0.700%            0.700%
Small Company Value                           0.900%            0.900%            0.900%             0.900%            0.900%
Quantitative All Cap                          0.650%            0.600%            0.600%             0.600%            0.600%
Mid Cap Value                                 0.800%            0.800%            0.750%             0.725%            0.725%
Value                                         0.650%            0.650%            0.625%             0.550%            0.550%
Equity Index                                  0.250%            0.250%            0.250%             0.250%            0.250%
Growth & Income                               0.600%            0.600%            0.600%             0.550%            0.500%
Equity-Income                                 0.725%            0.725%            0.725%             0.725%            0.700%
Income & Value                                0.650%            0.650%            0.650%             0.650%            0.650%
Balanced                                      0.600%            0.550%            0.500%             0.500%            0.500%
Global Allocation (formerly, Tactical
Allocation)                                   0.750%            0.750%            0.750%             0.700%            0.700%
High Yield                                    0.625%            0.625%            0.625%             0.550%            0.550%
Strategic Bond                                0.625%            0.625%            0.625%             0.550%            0.550%
Global Bond                                   0.600%            0.600%            0.600%             0.600%            0.600%
Diversified Bond                              0.600%            0.600%            0.600%             0.600%            0.600%
Investment Quality Bond                       0.500%            0.500%            0.500%             0.450%            0.450%

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                                                                BETWEEN           BETWEEN           BETWEEN
                                                            $50 MILLION AND   $250 MILLION AND  $500 MILLION AND    EXCESS OVER
              PORTFOLIO                 FIRST $50 MILLION     $250 MILLION      $500 MILLION       $1 BILLION       $1 BILLION
              ---------                 -----------------   ---------------   ----------------  ----------------    -----------
Total Return                                  0.600%            0.600%            0.600%            0.600%            0.600%
Real Return Bond                              0.600%            0.600%            0.600%            0.600%            0.600%
U.S. Government Securities                    0.550%            0.550%            0.550%            0.450%            0.450%
Money Market                                  0.350%            0.350%            0.350%            0.350%            0.350%
Small Cap Index                               0.375%            0.375%            0.375%            0.375%            0.375%
International Index                           0.400%            0.400%            0.400%            0.400%            0.400%
Mid Cap Index                                 0.375%            0.375%            0.375%            0.375%            0.375%
Total Stock Market                            0.375%            0.375%            0.375%            0.375%            0.375%
500 Index                                     0.375%            0.375%            0.375%            0.375%            0.375%
Small-Mid Cap                                 0.950%            0.950%            0.950%            0.950%            0.950%
Financial Services                            0.800%            0.750%            0.750%            0.700%            0.700%
Fundamental Value                             0.800%            0.750%            0.750%            0.700%            0.700%
International Equity Select                   0.900%            0.900%            0.850%            0.800%            0.800%


                                                               BETWEEN            BETWEEN           BETWEEN
                                                           $300 MILLION AND   $600 MILLION AND  $900 MILLION AND  EXCESS OVER
           PORTFOLIO                   FIRST $300 MILLION    $600 MILLION       $900 MILLION      $1.5 BILLION    $1.5 BILLION
           ---------                   ------------------  ----------------   ----------------  ----------------  ------------
Strategic Growth                              0.750%            0.725%            0.700%            0.675%            0.600%
Capital Appreciation                          0.750%            0.700%            0.700%            0.700%            0.700%
Strategic Value (formerly, Capital
Opportunities)                                0.750%            0.725%            0.700%            0.675%            0.600%
Utilities                                     0.750%            0.725%            0.700%            0.675%            0.600%

                                                                BETWEEN          BETWEEN            BETWEEN
                                                            $10 MILLION AND  $50 MILLION AND  $200 MILLION AND    EXCESS OVER
         PORTFOLIO                       FIRST $10 MILLION    $50 MILLION     $200 MILLION      $500 MILLION      $500 MILLION
         ---------                       -----------------  ---------------  ---------------  ----------------    ------------
Mid Cap Core                                  0.850%             0.800%            0.775%            0.750%            0.725%

                                                               BETWEEN            BETWEEN
                                                            $100 MILLION AND  $300 MILLION AND   EXCESS OVER
         PORTFOLIO                      FIRST $100 MILLION    $300 MILLION     $500 MILLION     $500 MILLION
         ---------                      ------------------  ----------------  ----------------  ------------
Large Cap Value                               0.750%            0.750%            0.725%           0.700%
Lifestyle Aggressive 1000                     0.075%            0.050%            0.050%           0.050%
Lifestyle Growth 820                          0.075%            0.050%            0.050%           0.050%
Lifestyle Balanced 640                        0.075%            0.050%            0.050%           0.050%
Lifestyle Moderate 460                        0.075%            0.050%            0.050%           0.050%
Lifestyle Conservative 280                    0.075%            0.050%            0.050%           0.050%

                                                               BETWEEN           BETWEEN
                                                           $50 MILLION AND    $100 MILLION AND    EXCESS OVER
   PORTFOLIO                            FIRST $50 MILLION   $100 MILLION        $250 MILLION     $250 MILLION
   ---------                            -----------------  ---------------    ----------------   ------------
High Grade Bond                               0.600%            0.550%            0.500%            0.450%

                                                               BETWEEN
                                                           $250 MILLION AND    EXCESS OVER
 PORTFOLIO                             FIRST $250 MILLION   $500 MILLION      $500 MILLION
 ---------                             ------------------  ----------------   ------------
All Cap Value                                 0.750%            0.700%            0.650%

                                                             EXCESS OVER
   PORTFOLIO                           FIRST $750 MILLION   $750 MILLION
   ---------                           ------------------   ------------
Large Cap Growth                              0.750%            0.700%

In the case of the American Growth, American International, American Growth-Income and American Blue Chip Income and Growth, no advisory fees are charged.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, of 0.050% of the average annual net assets of International Index and 500 Index, 0.075% of the average daily net assets of Small Cap Index, Mid Cap Index and Total Stock Market Index, 0.10% of the average daily net assets of Small-Mid Cap and High Grade Bond, 0.15% of the average daily net assets of Equity Index and International Equity Select, 0.50% of the average daily net assets of Science & Technology, Health Sciences, Emerging Growth, Aggressive Growth, Emerging Small Company, Small Company Blend, Dynamic Growth, Mid Cap Stock, Natural Resources, All Cap Growth, Strategic Opportunities, Financial Services, Quantitative Mid Cap, Mid Cap Core, Strategic Growth, Capital Appreciation, Quantitative All Cap, All Cap Core, Large Cap Growth, Quantitative Equity, Blue Chip Growth, U.S. Large Cap, Strategic Value, Large Cap Value, Utilities, Real Estate Securities, Small Cap Opportunities, Small Company Value, Special Value, Mid Cap Value, Value, All Cap Value, Fundamental Value, Growth & Income, Equity Income, Income & Value, Balanced, Global Allocation, High Yield, Strategic Bond, Diversified Bond, Investment Quality Bond, Total Return, Real Return Bond, U.S. Government Securities, Money Market, and 75% of the average daily net assets of Pacific Rim Emerging Markets, International Stock, Overseas, International Small Cap, International Value, Global Equity and Global Bond.

In the case of the Lifestyle Trusts if total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that the total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes the expenses of the Underlying Portfolios, taxes, portfolio brokerage, interest, litigation, Rule 12b-1 fees and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business).

In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee for Science & Technology, Health Sciences, Blue Chip Growth, and Equity-Income. Advisory fees waived for the six months ended June 30, 2003, were $47,705, $10,556, $134,994, and $131,067 for Science & Technology, Health
Sciences, Blue Chip Growth, and Equity-Income, respectively.

These voluntary expense reimbursements may be terminated by the Adviser at any time upon notice to the Trust.

FUND ADMINISTRATION FEES. The Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred for the period ended June 30, 2003 was $1,534,520, of which $234,923 remains payable to the Adviser at June 30, 2003.

6. DISTRIBUTION PLANS. In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees have approved Distribution Plans (the "Plans") for both Series I shares and Series II shares. Series I shares of each portfolio (except Equity Index, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280) are subject to a Rule 12b-1 fee of up to 0.15% of Series I shares average daily net assets. Series II shares of each portfolio (except Equity Index, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280) are subject to a Rule 12b-1 fee of up to 0.35% of Series II shares average daily net assets. Series II shares of American Growth, American International, American Growth-Income, American Blue Chip Income and Growth are subject to a Rule 12b-1 fee of up to 0.50% of Series II shares average daily net assets. Rule 12b-1 fees are paid to the Trust's Distributor, MFS, for distribution services pursuant to the Plans. The distributor may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $55,000. Total expense incurred for the period ended June 30, 2003 was $183,837 of which $84,960 remains payable at June 30, 2003.

8. COMMITMENTS. At June 30, 2003, Overseas, International Value, Global Equity, Utilities, Global Allocation, High Yield, Strategic Bond, Global Bond and Total Return had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open purchases and sales contracts at June 30, 2003 were as follows:

                                                                                                             NET UNREALIZED
                                  CONTRACTS TO                            SETTLEMENT                          APPRECIATION/
                                     DELIVER         IN EXCHANGE FOR         DATE             VALUE          (DEPRECIATION)
                                     -------         ---------------         ----             -----
OVERSEAS

      PURCHASES
      Danish Krone                $     30,596            198,581          7/1/2003        $    30,738          $    142
      Euro                              22,934             20,070          7/1/2003             23,086               152
      Japanese Yen                      11,410          1,356,689          7/1/2003             11,319               (91)
      Danish Krone                      30,760            200,148          7/2/2003             30,981               221
      Euro                              27,758             24,294          7/2/2003             27,944               186
      Japanese Yen                      38,936          4,667,291          7/2/2003             38,941                 5
                                  ------------                                             -----------          --------
                                  $    162,394                                             $   163,009          $    615
                                                                                                                --------

      SALES
      Japanese Yen                   1,457,956        $    12,262          7/1/2003        $    12,164          $     98
      Japanese Yen                   1,495,304             12,474          7/2/2003             12,476                (2)
                                                      -----------                          -----------          --------
                                                      $    24,736                          $    24,640          $     96
                                                                                                                --------
                                                                                                                $    711
                                                                                                                ========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

COMMITMENTS, CONTINUED

                                                                                                             NET UNREALIZED
                                  CONTRACTS TO                            SETTLEMENT                          APPRECIATION/
                                     DELIVER         IN EXCHANGE FOR         DATE             VALUE          (DEPRECIATION)
                                     -------         ---------------         ----             -----          --------------
INTERNATIONAL VALUE
      PURCHASES
      British Pound               $      6,641              4,018          7/1/2003             $6,641                 -
      Japanese Yen                     652,481         77,860,626          7/1/2003            649,623        ($   2,858)
                                  ------------                                             -----------        ----------
                                  $    659,122                                             $   656,264        ($   2,858)
      SALES
      British Pound                      8,919        $    14,639          7/1/2003        $    14,743        ($     104)
                                  ------------        -----------                          -----------        ----------
                                                                                                              ($   2,962)
                                                                                                              ==========
GLOBAL EQUITY
      PURCHASES
      Euro                        $    115,346            100,933          7/1/2003        $   116,099         $     753
      Japanese Yen                      21,097          2,517,985         9/17/2003             21,009               (88)
      Australian Dollar              7,063,817         10,800,000         9/17/2003          7,196,664           132,847
      Canadian Dollar                5,778,723          8,043,000         9/17/2003          5,905,325           126,602
      British Pound                  5,469,283          3,372,000         9/17/2003          5,543,847            74,564
      Swedish Krona                  3,669,198         28,563,000         9/17/2003          3,558,148          (111,050)
                                  ------------                                             -----------        ----------
                                  $ 22,117,464                                             $22,341,092         $ 223,628

      SALES
      Danish Krone                   1,866,161        $   287,356          7/1/2003        $   288,862        ($   1,506)
      Euro                              94,079            107,435          7/1/2003            108,215              (780)
      British Pound                     65,842            109,541          7/1/2003            108,831               710
      Danish Krone                   1,259,747            193,758          7/2/2003            194,995            (1,237)
      Japanese Yen                  22,120,244            184,685          7/2/2003            184,558               127
      Australian Dollar              2,289,000          1,494,482         9/17/2003          1,525,293           (30,811)
      Swiss Franc                    2,401,000          1,834,099         9/17/2003          1,779,624            54,475
      Euro                           1,567,000          1,829,966         9/17/2003          1,798,356            31,610
      Japanese Yen                 715,450,400          6,036,028         9/17/2003          5,984,781            51,247
      Mexican Peso                  53,196,000          5,085,411         9/17/2003          5,041,789            43,622
                                                      -----------                          -----------        ----------
                                                      $17,162,761                          $17,015,304         $ 147,457
                                                                                                              ----------
                                                                                                               $ 371,085
                                                                                                              ==========

UTILITIES
      PURCHASES
      Canadian Dollar             $    123,708            166,579          7/2/2003        $   122,868        ($     840)
      British Pound                     62,387             37,877          7/2/2003             62,607               220
      Canadian Dollar                   86,924            117,045          7/3/2003             86,332              (592)
                                  ------------                                             -----------        ----------
                                  $    273,019                                             $   271,807        ($   1,212)
                                                                                                              ----------

      SALES
      Euro                              34,027        $    38,852          7/1/2003        $    39,139        ($     287)
      Euro                              34,399             39,275          7/2/2003             39,567              (292)
                                                      -----------                          -----------        ----------
                                                      $    78,127                          $    78,706        ($     579)
                                                                                                              ----------
                                                                                                              ($   1,791)
                                                                                                              ==========

GLOBAL ALLOCATION

      CROSS CURRENCY

                                                                                                                   NET UNREALIZED
                                                      RECEIVABLE                     SETTLEMENT                     APPRECIATION/
PAYABLE CURRENCY                     VALUE             CURRENCY     IN EXCHANGE FOR      DATE           VALUE      (DEPRECIATION)
----------------                   ---------        -------------   ---------------  ----------      ----------    --------------
Australian Dollar                  1,870,000        Japanese Yen       $2,392,613     9/11/2003      $2,454,883    ($   62,270)
Euro                                 690,000        British Pound       1,598,530     9/11/2003       1,578,435         20,095
                                                                       ----------                    ----------    -----------
                                                                       $3,991,143                    $4,033,318    ($   42,175)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

COMMITMENTS, CONTINUED

                                                                                                               NET UNREALIZED
                              CONTRACTS TO                             SETTLEMENT                               APPRECIATION/
                                 DELIVER            IN EXCHANGE FOR       DATE                 VALUE           (DEPRECIATION)
                                 -------            ---------------       ----                 -----           --------------
GLOBAL ALLOCATION, CONTINUED
      PURCHASES
      Australian Dollar      $     2,777,880            4,450,000       9/11/2003        $     2,966,974       $      189,094
      Euro                         3,368,778            3,000,000       9/11/2003              3,443,491               74,713
      British Pound                  742,389              470,000       9/11/2003                773,024               30,635
      Japanese Yen                   678,829           80,000,000       9/11/2003                669,082               (9,747)
                             ---------------                                             ---------------      ---------------
                             $     7,567,876                                             $     7,852,571       $      284,695
      SALES
      Australian Dollar              700,000      $       440,545       9/11/2003        $       466,715      ($       26,170)
      Swiss Franc                    560,000              422,005       9/11/2003                415,014                6,991
      Euro                           500,000              564,625       9/11/2003                573,915               (9,290)
      British Pound                3,310,000            5,295,413       9/11/2003              5,444,064             (148,651)
      Japanese Yen                35,000,000              301,631       9/11/2003                292,723                8,908
      Swedish Krona                3,500,000              429,132       9/11/2003                436,119               (6,987)
                                                  ---------------                        ---------------      ---------------
                                                  $     7,453,351                        $     7,628,550      ($      175,199)
                                                                                                              ---------------
                                                                                                               $      109,496
                                                                                                              ===============
                                                                                                               $       67,321
                                                                                                              ===============
HIGH YIELD
      PURCHASES
      British Pound          $       900,328              565,000       7/22/2003        $       932,327       $       31,999
      Euro                        15,131,280           13,585,000       7/24/2003             15,614,269              482,989
                             ---------------                                             ---------------      ---------------
                             $    16,031,608                                             $    16,546,596       $      514,988
      SALES
      British Pound                  565,000      $       884,790       7/22/2003        $       932,327      ($       47,537)
      Euro                        13,585,000           14,865,181       7/24/2003             15,614,269             (749,088)
                                                  ---------------                        ---------------      ---------------
                                                  $    15,749,971                        $    16,546,596      ($      796,625)
                                                                                                              ---------------
                                                                                                              ($      281,637)
                                                                                                              ===============
STRATEGIC BOND
      SALES
      Euro                        34,121,345      $    39,620,000       7/24/2003        $    39,218,246       $      401,754
                                                                                                              ===============

GLOBAL BOND
      PURCHASES
      Japanese Yen           $    35,643,665        4,230,903,000       7/15/2003        $    35,321,066      ($      322,599)
      Hong Kong Dollar               616,461            4,810,000       7/17/2003                616,819                  358
      Euro Currency               10,116,557            8,782,000       7/30/2003             10,091,900              (24,657)
      British Pound                3,950,755            2,353,000       7/31/2003              3,880,409              (70,346)
      Japanese Yen                35,697,798        4,230,903,000        9/5/2003             35,378,771             (319,027)
      Danish Krone                 2,252,100           14,347,000       9/12/2003              2,216,113              (35,987)
                             ---------------                                             ---------------      ---------------
                             $    88,277,336                                             $    87,505,078      ($      772,258)
      SALES
      Canadian Dollar                107,000      $        79,242       7/31/2003        $        78,765       $          477
      Australian Dollar            2,496,000            1,631,386        8/7/2003              1,669,291              (37,905)
      Australian Dollar            2,354,000            1,551,427        9/4/2003              1,570,535              (19,108)
      Swedish Krona                4,571,000              584,026       9/12/2003                569,545               14,481
                                                  ---------------                        ---------------      ---------------
                                                  $     3,846,081                        $     3,888,136      ($       42,055)
                                                                                                              ---------------
                                                                                                              ($      814,313)
                                                                                                              ===============

TOTAL RETURN
      SALES
      Euro                         4,327,000      $     4,984,553       7/30/2003        $     4,972,404       $       12,149
                                                                                                              ===============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

9. FOREIGN SECURITIES. Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than the United States Government.

10. LINE OF CREDIT. All Portfolios with the exception of US Government, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit is charged to each participating portfolio on a prorated basis based on average net assets. For the six months ended June 30, 2003, there were no borrowings on the line of credit.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TRUSTEES AND OFFICERS INFORMATION. The Trustees of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios. (Currently, there are 75 portfolios).

                             DISINTERESTED TRUSTEES

                                        POSITION WITH                  PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                     THE TRUST                    DURING PAST FIVE YEARS
---------------------                     ---------                    ----------------------
Don B. Allen                              Trustee       Senior Lecturer, William E. Simon Graduate School
73 Tremont Street                                       of Business Administration, University of Rochester.
Boston, MA 02108                       (since 1985)
Age: 74

Charles L. Bardelis                       Trustee       President and Executive Officer, Island Commuter
73 Tremont Street                                       Corp. (Marine Transport).
Boston, MA 02108                        (since 1988)
Age: 62

Samuel Hoar                               Trustee       Senior Mediator, Arbitrator, Regional Manager,
73 Tremont Street                                       JAMS, LLC, August 1999 to date; Senior Mediator,
Boston, MA 02108                        (since 1989)    Arbitrator, Regional Director of Professional
Age: 75                                                 Services, J.A.M.S./Endispute, Inc., June 1994
                                                        to August 1999.

F. David Rolwing                          Trustee       Former Chairman, President and CEO, Montgomery
73 Tremont Street                                       Mutual Insurance Company, 1991 to 1999. (Retired
Boston, MA 02108                        (since 1997*)   1999).
Age: 69

* Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc., which merged into the Trust on December 31, 1996.

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

                                        POSITION WITH                   PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                    THE TRUST                     DURING PAST FIVE YEARS
---------------------                    ---------                     ----------------------
John D. Richardson #                   Chairman of the    Retired; Former Senior Executive Vice President,
200 Bloor Street East                 Board of Trustees   U.S. Operations, Manulife Financial, January 1999
Toronto, Ontario, Canada                                  to March 2002 (Retired, March 2002); Executive Vice
M4W 1E5                                (since 1997)       President and General Manager, U.S. Operations,
Age: 65                                                   Manulife Financial, January 1995 to January 1999.
                                                          Director of Manulife Financial Corporation, a
                                                          publicly traded company and the ultimate parent
                                                          of the adviser.

John D. DesPrez III #                     Trustee         President, The Manufacturers Life Insurance Company
73 Tremont Street                                         (U.S.A.), January 1999 to date; Senior Vice
Boston, MA 02108                       (since 2000)       President, US Annuities, Manulife Financial,
Age: 46                                                   September 1996 to December, 1998; President, The
                                                          Manufacturers Life Insurance Company of North
                                                          America, September 1996 to December, 1998; Vice
                                                          President, Mutual Funds, Manulife Financial,
                                                          January 1995 to September 1996.

James D. Gallagher                      President         Executive Vice President, The Manufacturers Life
73 Tremont Street                                         Insurance Company (U.S.A.), January 1996 to
Boston, MA 02108                       (since 2001)       present; President, The Manufacturers Life
Age: 48                                                   Insurance Company of New York, August 1999 to
                                                          present; Vice President, Secretary and General
                                                          Counsel, The Manufacturers Life Insurance Company
                                                          of North America, June 1994 to date.

Gordon M. Shone                        Vice President     Senior Vice President, The Manufacturers Life
73 Tremont Street                        and Chief        Insurance Company (U.S.A.), January 2001 to
Boston, MA 02108                      Financial Officer   present. Vice President, The Manufacturers Life
Age: 47                                                   Insurance Company (U.S.A.), August 1998 to December
                                       (since 2003)       2000; Vice President, Chase Global Funds Services,
                                                          August 1996 to July 1998; Senior Manager, Coopers
                                                          & Lybrand, LLP, September 1983 to July 1996.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST, CONTINUED

                                       POSITION WITH                    PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                    THE TRUST                     DURING PAST FIVE YEARS
---------------------                    ---------                     ----------------------
John R. Ostler                           Treasurer        Vice President and Chief Financial Officer, U.S.
200 Bloor Street East                                     Operations, The Manufacturers Life Insurance
Toronto, Ontario, Canada               (since 2000)       Company, October 1, 2000 to present; Vice
M4W 1E5                                                   President and Corporate Actuary, The
Age: 50                                                   Manufacturers Life Insurance Company, March 1998
                                                          to September 2000; Vice President & CFO U.S.
                                                          Individual Insurance, The Manufacturers Life
                                                          Insurance Company, 1992 to March 1998; Vice
                                                          President, U.S. Insurance Products, The
                                                          Manufacturers Life Insurance Company, 1990 -
                                                          1992; Assistant Vice President & Pricing Actuary,
                                                          U.S. Insurance, The Manufacturers Life Insurance
                                                          Company, 1988-1990.

Andrew Corselli                          Secretary        Assistant Vice President and Senior Counsel, U.S.
73 Tremont Street                                         Operations Law Department, Manulife Financial,
Boston, MA 02108                       (since 2002)       March 2001 to date; The Prudential Insurance
Age: 57                                                   Company of America, Assistant General Counsel &
                                                          Chief of Litigation, June 1988 to June, 2000

# Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other complexes except as noted above.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission ("SEC") Internet site at http://www.sec.gov.

PROXY VOTING POLICY. The Trust's Proxy Voting Policies are available, without charge, upon request, by calling 1-800-344-1029.

MANUFACTURERS INVESTMENT TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

         On May 1, 2003, a Special Meeting of Shareholders of Manufacturers Investment Trust (the "Trust") was held at 73 Tremont Street, Boston, MA at 10 a.m. E.S.T. for the purpose of considering and voting upon:

Proposal 1         Approval of Agreement and Plan of Reorganization providing for the acquisition of all of the assets, subject to all of the liabilities, of (1) the Telecommunications Trust and the Internet Technologies Trust (each a "Transferor Portfolio") by and in exchange for the shares of the Science & Technology
                   Trust (an "Acquiring Portfolio") and (2) the Mid Cap Growth
                   Trust and the Mid Cap Opportunities Trust (each a "Transferor
                   Portfolio") by and in exchange for shares of the Dynamic
                   Growth Trust (an "Acquiring Portfolio"). (Only Shareholders of the Telecommunications Trust, the Internet Technologies
                   Trust, the Mid Cap Growth Trust and the Mid Cap Opportunities
                   Trust voted on Proposal 1.)

At the meeting, all proposals were approved by shareholders of each Portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:

                                                                         SHARES
                                             -----------------------------------------------------------
    PORTFOLIO                                   FOR                      AGAINST               ABSTAINED
    ---------                                ----------                 --------               ---------
PROPOSAL 1
Telecommunications Trust                      2,841,461                 129,915                 305,592
Internet Technologies Trust                  10,123,081                 750,295                 749,623
Mid Cap Growth Trust                          4,954,358                 270,975                 525,950
Mid Cap Opportunities Trust                   2,906,881                  40,115                 218,556

MANUFACTURERS INVESTMENT TRUST SEMI-ANNUAL REPORT
PRESIDENT'S MESSAGE

July 31, 2003

Dear Fellow Investors:

I am pleased to present the 2003 semi-annual financial statements of the Manufacturers Investment Trust (the Trust), the mutual fund that is the underlying investment vehicle for your variable annuity, variable insurance product or retirement plan. The financial statements that follow reflect operations for the 6 months ending June 30, 2003. During this period, total net assets of the Trust increased by 16% from $18.79 billion to $21.87 billion.

Global equity markets posted excellent results during the second quarter lifting equity prices up after a disappointing first quarter. As of June 30th, 2003 the US stock market (represented by the S&P 500 Index) was up +11.77% year to date and +27.11% from the October 10th, 2002 low. The equity rally was widespread in the second quarter, with the Russell Midcap and small-cap Russell 2000 Indices gaining +18.26% and +23.42%, respectively, during this period, while the technology-laden Nasdaq returned +21.11% and the Wilshire Real Estate Securities Index rose +12.34% during the same period. Bond prices also rose, led by high yield and emerging market debt.

Despite the outstanding returns over this past quarter, as always, it is impossible to predict what will happen in the future. Thus, it is always important, in all market conditions, to maintain a diversified portfolio. The multi-manager platform that Manulife Financial offers was designed to help you achieve this objective. We urge you to review your financial program regularly with your financial consultant to ensure that it continues to be structured in the best way to help you meet your goals. It may be the right time to reevaluate your mix of portfolios to take advantage of our new investment options or to increase your diversification among different asset classes.

Thank you for choosing Manulife Financial. We look forward to continuing to earn your trust as we serve your retirement, insurance and investment needs.

Sincerely,

JAMES D. GALLAGHER
President
Manufacturers Investment Trust

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT

                                                           Page
                                                           ----
Statements of Assets and Liabilities..................       1

Statements of Operations..............................       5

Statements of Changes in Net Assets...................       9

Financial Highlights..................................      14

Portfolio of Investments:

     Small-Mid Cap Growth Trust.......................      21
     Small-Mid Cap Trust..............................      21
     International Equity Select Trust................      22
     Select Growth Trust..............................      23
     Global Equity Select Trust.......................      24
     Real Estate Securities Trust.....................      24
     Core Value Trust.................................      25
     High Grade Bond Trust............................      26
     Money Market Trust...............................      27
     Small Cap Index Trust............................      28
     International Index Trust........................      42
     Mid Cap Index Trust..............................      52
     Total Stock Market Index Trust...................      57
     500 Index Trust..................................      82

Notes to Financial Statements.........................      89

Trustees and Officers Information.....................      94

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                                   SMALL-MID         SMALL-MID      INTERNATIONAL       SELECT
                                                                   CAP GROWTH           CAP         EQUITY SELECT       GROWTH
                                                                     TRUST             TRUST            TRUST           TRUST
                                                                  -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)              $   2,213,218    $ 116,110,715    $  80,636,500    $   2,754,149
Repurchase agreements, at value                                         183,000                -        3,547,000           74,000
Cash                                                                          -                -            2,694                -
Foreign currency                                                              -                -          166,170                -
Receivables:
         Investments sold                                                98,897                -                -                -
         Dividends and interest                                             165           80,215           57,149            1,286
         Foreign tax withholding reclaims                                     -                -           12,530                -
Other assets                                                                 40            1,711            1,243               48
                                                                 --------------   --------------   --------------   --------------
         TOTAL ASSETS                                                 2,495,320      116,192,641       84,423,286        2,829,483
                                                                 --------------   --------------   --------------   --------------

LIABILITIES
Payables:
         Investments purchased                                                -          215,250                -                -
         Variation margin for open futures contracts                          -                -            5,711                -
         Due to custodian                                                 9,380              757                -           11,831
         Other payables and accrued expenses                              1,746            9,435            7,002              825
         Collateral for securities lending                              319,394        9,611,849        8,878,033          291,483
                                                                 --------------   --------------   --------------   --------------
         TOTAL LIABILITIES                                              330,520        9,837,291        8,890,746          304,139
                                                                 --------------   --------------   --------------   --------------
NET ASSETS                                                        $   2,164,800    $ 106,355,350    $  75,532,540    $   2,525,344
                                                                 ==============   ==============   ==============   ==============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                       ($       7,407)  ($     123,912)   $     733,984   ($       1,051)
Accumulated undistributed net realized loss on
         investments, foreign currency
         and forward foreign currency contracts                      (1,290,180)      (1,433,880)        (277,503)        (706,220)
Unrealized appreciation (depreciation) on:
         Investments                                                    328,150        5,353,083        3,544,277          (86,949)
         Foreign currency and forward foreign
         currency contracts                                                   -                -            1,011                -
Capital shares at par value of $.01                                       2,575          100,974           66,468            2,767
Additional paid-in capital                                            3,131,662      102,459,085       71,464,303        3,316,797
                                                                 --------------   --------------   --------------   --------------
NET ASSETS                                                        $   2,164,800    $ 106,355,350    $  75,532,540    $   2,525,344
                                                                 ==============   ==============   ==============   ==============
Investments in securities, including repurchase agreements, at
         identified cost                                          $   2,068,068    $ 110,757,632    $  80,639,223    $   2,915,098
                                                                 --------------   --------------   --------------   --------------
Investments in foreign currency, at identified cost                           -                -    $     166,105                -
                                                                 ==============   ==============   ==============   ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                               $   2,164,800    $  79,135,270    $  56,521,786    $   2,525,344
                                                                 ==============   ==============   ==============   ==============
Shares Outstanding                                                      257,534        7,510,785        4,972,814          276,726
                                                                 --------------   --------------   --------------   --------------
Net asset value, offering and redemption price per share          $        8.41    $       10.54    $       11.37    $        9.13
                                                                 ==============   ==============   ==============   ==============

SERIES II SHARES:
Net Assets at value                                                           -       27,220,080       19,010,754                -
                                                                 ==============   ==============   ==============   ==============
Shares Outstanding                                                            -        2,586,649        1,673,969                -
                                                                 --------------   --------------   --------------   --------------
Net asset value, offering and redemption price per share                      -    $       10.52    $       11.36                -
                                                                 ==============   ==============   ==============   ==============

      The accompany notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                                        GLOBAL        REAL ESTATE         CORE          HIGH GRADE
                                                                    EQUITY SELECT     SECURITIES          VALUE            BOND
                                                                        TRUST           TRUST             TRUST            TRUST
                                                                    -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)                $   2,860,905    $ 468,938,627    $   2,965,627    $ 120,622,253
Repurchase agreements, at value                                           114,000       11,219,000          128,000        2,697,000
Cash                                                                            -              678                -            1,976
Foreign currency                                                            3,785                -                -                -
Receivables:
         Dividends and interest                                             2,395        1,889,421            2,331        1,529,510
         Foreign tax withholding reclaims                                     214                -                -                -
Other assets                                                                   53            8,031               53            2,111
                                                                    -------------    -------------    -------------    -------------
         TOTAL ASSETS                                                   2,981,352      482,055,757        3,096,011      124,852,850
                                                                    -------------    -------------    -------------    -------------

LIABILITIES
Payables:
         Investments purchased                                                  -          646,800                -                -
         Dividend and interest withholding tax                                112                -                -                -
         Due to custodian                                                  14,450                -           13,590                -
         Other payables and accrued expenses                                  520           33,583              761           25,559
         Collateral for securities lending                                242,217       24,124,434          209,714                -
                                                                    -------------    -------------    -------------    -------------
         TOTAL LIABILITIES                                                257,299       24,804,817          224,065           25,559
                                                                    -------------    -------------    -------------    -------------
NET ASSETS                                                          $   2,724,053    $ 457,250,940    $   2,871,946    $ 124,827,291
                                                                    =============    =============    =============    =============

NET ASSETS CONSIST OF:
Undistributed net investment income                                 $      27,971    $  10,784,304    $       5,774    $   1,455,610
Accumulated undistributed net realized gain (loss) on
         investments, foreign currency
         and forward foreign currency contracts                          (281,645)     (20,575,489)        (603,613)       2,005,784
Unrealized appreciation (depreciation) on:
         Investments                                                      (73,637)      48,877,138           85,584        1,727,090
         Foreign currency and forward foreign currency contracts               64                -                -                -
Capital shares at par value of $.01                                         2,458          266,623            2,785           87,703
Additional paid-in capital                                              3,048,842      417,898,364        3,381,416      119,551,104
                                                                    -------------    -------------    -------------    -------------
NET ASSETS                                                          $   2,724,053    $ 457,250,940    $   2,871,946    $ 124,827,291
                                                                    =============    =============    =============    =============
Investments in securities, including repurchase agreements, at
         identified cost                                            $   3,048,542    $ 431,280,489    $   3,008,043    $ 121,592,163
                                                                    -------------    -------------    -------------    -------------
Investments in foreign currency, at identified cost                 $       3,762                -                -                -
                                                                    =============    =============    =============    =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                                 $   2,724,053    $ 358,200,114    $   2,871,946    $  90,924,072
                                                                    =============    =============    =============    =============
Shares Outstanding                                                        245,779       20,877,991          278,486        6,386,417
                                                                    -------------    -------------    -------------    -------------
Net asset value, offering and redemption price per share            $       11.08    $       17.16    $       10.31    $       14.24
                                                                    =============    =============    =============    =============

SERIES II SHARES:
Net Assets at value                                                             -       99,050,826                -       33,903,219
                                                                    =============    =============    =============    =============
Shares Outstanding                                                              -        5,784,306                -        2,383,875
                                                                    -------------    -------------    -------------    -------------
Net asset value, offering and redemption price per share                        -    $       17.12                -    $       14.22
                                                                    =============    =============    =============    =============

      The accompany notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                              MONEY           SMALL CAP        INTERNATIONAL         MID CAP
                                                              MARKET            INDEX              INDEX              INDEX
                                                              TRUST             TRUST              TRUST              TRUST
                                                          --------------    --------------     --------------     --------------
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)      $1,466,773,147    $  114,484,917     $   79,262,733     $  139,361,480
Repurchase agreements, at value                               32,211,000           353,000            660,000            319,000
Cash                                                                 692                16              1,567                411
Foreign currency                                                       -                 -            608,305                  -
Receivables:
         Investments sold                                              -            45,424                  -            420,005
         Variation margin for open futures contracts                   -            57,750                  -                  -
         Dividends and interest                                      823            90,622            117,040             67,620
         Foreign tax withholding reclaims                              -                 -             35,368                  -
Other assets                                                      34,364             1,477              1,224              2,118
                                                          --------------    --------------     --------------     --------------
         TOTAL ASSETS                                      1,499,020,026       115,033,206         80,686,237        140,170,634
                                                          --------------    --------------     --------------     --------------

LIABILITIES
Payables:
         Investments purchased                                         -                 -                  -            319,638
         Variation margin for open futures contracts                   -                 -             53,869             11,200
         Dividend and interest withholding tax                         -                33              9,908                  -
         Other payables and accrued expenses                     134,374             6,760              6,193              8,696
         Dividends                                                72,755                 -                  -                  -
         Collateral for securities lending                             -        17,408,934         12,543,861         15,478,111
                                                          --------------    --------------     --------------     --------------
         TOTAL LIABILITIES                                       207,129        17,415,727         12,613,831         15,817,645
                                                          --------------    --------------     --------------     --------------
NET ASSETS                                                $1,498,812,897    $   97,617,479     $   68,072,406     $  124,352,989
                                                          ==============    ==============     ==============     ==============

NET ASSETS CONSIST OF:
Undistributed net investment income                                    -    $      391,957     $      747,709     $      340,307
Accumulated undistributed net realized loss on
         investments, futures, foreign currency
         and forward foreign currency contracts                        -       (10,752,774)        (5,470,182)          (998,347)
Unrealized appreciation (depreciation) on:
         Investments                                                   -         3,167,958        (17,765,958)        (6,034,945)
         Futures contracts                                             -          (341,040)          (161,353)           (30,934)
         Foreign currency and forward foreign
         currency contracts                                            -                 -                605                  -
Capital shares at par value of $.01                       $    1,498,813            94,792             90,889            102,602
Additional paid-in capital                                 1,497,314,084       105,056,586         90,630,696        130,974,306
                                                          --------------    --------------     --------------     --------------
NET ASSETS                                                $1,498,812,897    $   97,617,479     $   68,072,406     $  124,352,989
                                                          ==============    ==============     ==============     ==============
Investments in securities, including repurchase
         agreements, at identified cost                   $1,498,984,147    $  111,669,959     $   97,688,691     $  145,715,425
                                                          --------------    --------------     --------------     --------------
Investments in foreign currency, at identified cost                    -                 -     $      612,229                  -
                                                          ==============    ==============     ==============     ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                       $1,270,769,170    $   78,954,346     $   57,854,183     $  101,149,499
                                                          ==============    ==============     ==============     ==============
Shares Outstanding                                           127,076,917         7,664,446          7,724,922          8,343,404
                                                          --------------    --------------     --------------     --------------
Net asset value, offering and redemption price per share  $        10.00    $        10.30     $         7.49     $        12.12
                                                          ==============    ==============     ==============     ==============

SERIES II SHARES:
Net Assets at value                                          228,043,727        18,663,133         10,218,223         23,203,490
                                                          ==============    ==============     ==============     ==============
Shares Outstanding                                            22,804,373         1,814,741          1,363,952          1,916,748
                                                          --------------    --------------     --------------     --------------
Net asset value, offering and redemption price per share  $        10.00    $        10.28     $         7.49     $        12.11
                                                          ==============    ==============     ==============     ==============

      The accompany notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                                   TOTAL STOCK             500
                                                                   MARKET INDEX           INDEX
                                                                      TRUST               TRUST
                                                                  ---------------    ---------------
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)              $   108,920,844    $   909,280,330
Repurchase agreements, at value                                         2,162,000          2,558,000
Cash                                                                          158                  -
Receivables:
         Investments sold                                                   6,570          1,456,234
         Variation margin for open futures contracts                        2,550          1,068,671
         Dividends and interest                                           107,790             15,467
Other assets                                                                1,573                  -
                                                                  ---------------    ---------------
         TOTAL ASSETS                                                 111,201,485        914,378,702
                                                                  ---------------    ---------------

LIABILITIES
Payables:
         Dividend and interest withholding tax                                 34                  -
         Due to custodian                                                       -                333
         Other payables and accrued expenses                                7,190             69,722
         Collateral for securities lending                              4,896,052         19,599,443
                                                                  ---------------    ---------------
         TOTAL LIABILITIES                                              4,903,276         19,669,498
                                                                  ---------------    ---------------
NET ASSETS                                                        $   106,298,209    $   894,709,204
                                                                  ===============    ===============

NET ASSETS CONSIST OF:
Undistributed net investment income                               $       447,594    $     4,607,351
Accumulated undistributed net realized loss on
         investments and futures contracts                             (2,701,460)       (38,988,833)
Unrealized depreciation on:
         Investments                                                  (18,104,864)      (205,920,491)
         Futures contracts                                               (204,157)          (263,415)
Capital shares at par value of $.01                                       123,949          1,066,994
Additional paid-in capital                                            126,737,147      1,134,207,598
                                                                  ---------------    ---------------
NET ASSETS                                                        $   106,298,209    $   894,709,204
                                                                  ===============    ===============
Investments in securities, including repurchase agreements, at
         identified cost                                          $   129,187,708    $ 1,117,758,821
                                                                  ---------------    ---------------

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                               $    90,905,078    $   819,967,135
                                                                  ===============    ===============
Shares Outstanding                                                     10,597,038         97,761,958
                                                                  ---------------    ---------------
Net asset value, offering and redemption price per share          $          8.58    $          8.39
                                                                  ===============    ===============

SERIES II SHARES:
Net Assets at value                                                    15,393,131         74,742,069
                                                                  ===============    ===============
Shares Outstanding                                                      1,797,890          8,937,471
                                                                  ---------------    ---------------
Net asset value, offering and redemption price per share          $          8.56    $          8.36
                                                                  ===============    ===============

      The accompany notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                             SMALL-MID    SMALL-MID   INTERNATIONAL    SELECT
                                                                            CAP GROWTH       CAP      EQUITY SELECT    GROWTH
                                                                               TRUST        TRUST         TRUST        TRUST
                                                                            -----------  -----------  -------------  -----------
Investment Income:
      Interest                                                              $       460  $    24,002  $      11,581  $       496
      Dividends                                                                   1,933      358,841      1,502,184       10,273
      Securities lending                                                            448       19,596         38,353          282
      Less: Foreign taxes withheld                                                    -            -       (180,346)           -
                                                                            -----------  -----------  -------------  -----------
      Total income                                                                2,841      402,439      1,371,772       11,051
                                                                            -----------  -----------  -------------  -----------

Expenses:
      Investment adviser fee (Note 4)                                             7,808      403,308        290,048        9,220
      Distribution fee for Series I (Note 5)                                      1,464       50,999         38,917        1,729
      Distribution fee for Series II (Note 5)                                         -       29,590         21,991            -
      Custodian fee                                                               8,781       30,626         54,723        7,433
      Fund administration fees (Note 4)                                             136        4,495          3,480          159
      Printing and postage fees                                                     536        3,103          2,412          631
      Audit and legal fees                                                        4,618        5,502          4,655        5,317
      Registration and filing fees                                                   18          631            481           21
      Trustees fees and expenses (Note 6)                                            32          708            489           36
      Miscellaneous                                                                  36          766            542           34
                                                                            -----------  -----------  -------------  -----------
      Expenses before reimbursement by investment adviser                        23,429      529,728        417,738       24,580
      Less reimbursement of expenses by investment adviser (Note 4)             (13,181)      (3,377)       (18,440)     (12,478)
                                                                            -----------  -----------  -------------  -----------
      Total expenses                                                             10,248      526,351        399,298       12,102
                                                                            -----------  -----------  -------------  -----------
Net investment income (loss)                                                     (7,407)    (123,912)       972,474       (1,051)
                                                                            -----------  -----------  -------------  -----------

Realized and unrealized gain on investments, futures contracts, foreign currency and forward foreign currency contracts:
Net realized loss on:
      Investment transactions                                                     3,900   (1,276,894)       (88,014)     (35,077)
      Foreign currency and forward foreign currency contracts                         -            -         11,120            -
Change in unrealized appreciation (depreciation) on:
      Investments                                                               282,953    8,837,360      4,337,252      277,095
      Translation of foreign currency and forward foreign currency
      contracts                                                                       -            -            784            -
                                                                            -----------  -----------  -------------  -----------
      Net gain (loss) on investments, futures contracts, foreign currency
      and forward foreign currency contracts                                    286,853    7,560,466      4,261,142      242,018
                                                                            -----------  -----------  -------------  -----------

Net increase in net assets resulting from operations                        $   279,446  $ 7,436,554  $   5,233,616  $   240,967
                                                                            ===========  ===========  =============  ===========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                             GLOBAL      REAL ESTATE       CORE        HIGH GRADE
                                                                          EQUITY SELECT  SECURITIES        VALUE         BOND
                                                                              TRUST         TRUST          TRUST         TRUST
                                                                          ------------   ------------   ------------  ------------
Investment Income:
      Interest                                                            $        316   $     40,707   $        999  $  1,949,855
      Dividends                                                                 46,498     11,434,614         18,085             -
      Securities lending                                                           766         14,325            281         4,360
      Less: Foreign taxes withheld                                              (4,306)       (25,246)             -             -
                                                                          ------------   ------------   ------------  ------------
      Total income                                                              43,274     11,464,400         19,365     1,954,215
                                                                          ------------   ------------   ------------  ------------

Expenses:
      Investment adviser fee (Note 4)                                           11,478      1,155,101         10,356       300,889
      Distribution fee for Series I (Note 5)                                     1,913        237,503          1,942        62,257
      Distribution fee for Series II (Note 5)                                        -        119,634              -        39,622
      Custodian fee                                                              7,076         49,078          7,216        45,882
      Fund administration fees (Note 4)                                            180         24,022            180         5,631
      Printing and postage fees                                                    709         15,419            714         3,884
      Audit and legal fees                                                       5,941         11,525          5,929         6,322
      Registration and filing fees                                                  26          3,278             24           780
      Trustees fees and expenses (Note 6)                                           25          3,272             50           768
      Miscellaneous                                                                 35          4,520             35         1,817
                                                                          ------------   ------------   ------------  ------------
      Expenses before reimbursement by investment adviser                       27,383      1,623,352         26,446       467,852
      Less reimbursement of expenses by investment adviser (Note 4)            (12,080)             -        (12,854)      (12,258)
                                                                          ------------   ------------   ------------  ------------
      Total expenses                                                            15,303      1,623,352         13,592       455,594
                                                                          ------------   ------------   ------------  ------------
Net investment income                                                           27,971      9,841,048          5,773     1,498,621
                                                                          ------------   ------------   ------------  ------------

Realized and unrealized gain on investments,
      foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
      Investment transactions                                                 (107,823)    (2,472,096)      (111,072)    1,968,894
      Foreign currency and forward foreign currency contracts                     (348)           (32)             -             -
Change in unrealized appreciation (depreciation) on:
      Investments                                                              243,738     46,525,541        372,293       375,284
      Translation of foreign currency and forward foreign currency
      contracts                                                                    (12)             -              -             -
      Net gain on investments, futures contracts, foreign currency and    ------------   ------------   ------------  ------------
      forward foreign currency contracts                                       135,555     44,053,413        261,221     2,344,178
                                                                          ------------   ------------   ------------  ------------

Net increase in net assets resulting from operations                      $    163,526   $ 53,894,461   $    266,994  $  3,842,799
                                                                          ============   ============   ============  ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                          MONEY       SMALL CAP       INTERNATIONAL     MID CAP
                                                                          MARKET        INDEX             INDEX          INDEX
                                                                          TRUST         TRUST             TRUST          TRUST
                                                                       ------------  ------------     ------------    ------------
Investment Income:
     Interest                                                          $  9,830,920  $     65,792     $     43,424    $     35,617
     Dividends                                                                    -       480,366        1,124,093         608,367
     Securities lending                                                           -        13,979           24,425           7,457
     Less: Foreign taxes withheld                                                 -          (213)        (124,793)              -
                                                                       ------------  ------------     ------------    ------------
     Total income                                                         9,830,920       559,924        1,067,149         651,441
                                                                       ------------  ------------     ------------    ------------

Expenses:
     Investment adviser fee (Note 4)                                      2,779,035       142,231          122,411         197,694
     Distribution fee for Series I (Note 5)                               1,031,615        46,939           39,202          66,163
     Distribution fee for Series II (Note 5)                                371,934        23,225           15,639          30,134
     Custodian fee                                                          144,801         8,921            8,921           8,921
     Fund administration fees (Note 4)                                      114,528         4,816            4,019           6,971
     Printing and postage fees                                               72,577         3,068            2,567           4,424
     Audit and legal fees                                                    51,555         3,202            2,857           4,150
     Registration and filing fees                                            15,543           651              543             941
     Trustees fees and expenses (Note 6)                                     15,902           664              571             954
     Miscellaneous                                                           18,770           903              799           1,394
                                                                       ------------  ------------     ------------    ------------
     Expenses before reimbursement by investment adviser                  4,616,260       234,620          197,529         321,746
     Less reimbursement of expenses by investment adviser (Note 4)                -             -           (4,976)              -
                                                                       ------------  ------------     ------------    ------------
     Total expenses                                                       4,616,260       234,620          192,553         321,746
                                                                       ------------  ------------     ------------    ------------
Net investment income                                                     5,214,660       325,304          874,596         329,695
                                                                       ------------  ------------     ------------    ------------

Realized and unrealized gain on investments, futures,
     foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                                      -    (1,517,262)         (72,031)       (229,264)
     Futures contracts                                                            -     2,480,256          574,617         603,358
     Foreign currency and forward foreign currency contracts                      -             -         (115,032)              -
Change in unrealized appreciation (depreciation) on:
     Investments                                                                  -    12,150,971        4,668,739      12,363,105
     Futures contracts                                                            -      (151,126)        (162,789)            598
     Translation of foreign currency and forward foreign currency
     contracts                                                                    -             -          (14,232)              -
                                                                       ------------  ------------     ------------    ------------
     Net gain on investments, futures contracts, foreign currency and
     forward foreign currency contracts                                           -    12,987,703        4,879,272      12,737,797
                                                                       ------------  ------------     ------------    ------------

Net increase in net assets resulting from operations                   $  5,214,660  $ 13,288,143     $  5,753,868    $ 13,067,492
                                                                       ============  ============     ============    ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                TOTAL STOCK          500
                                                                                MARKET INDEX         INDEX
                                                                                   TRUST             TRUST
                                                                                ------------     ------------
Investment Income:
     Interest                                                                   $     65,569     $    115,336
     Dividends                                                                       608,153        6,717,966
     Securities lending                                                                2,299           16,704
     Less: Foreign taxes withheld                                                        (84)               -
                                                                                ------------     ------------
     Total income                                                                    675,937        6,850,006
                                                                                ------------     ------------

Expenses:
     Investment adviser fee (Note 4)                                                 153,781        1,439,072
     Distribution fee for Series I (Note 5)                                           54,076          535,097
     Distribution fee for Series II (Note 5)                                          17,352           94,575
     Custodian fee                                                                     8,921           51,531
     Fund administration fees (Note 4)                                                 5,013           51,603
     Printing and postage fees                                                         3,242           33,002
     Audit and legal fees                                                              3,300           23,893
     Registration and filing fees                                                        684            6,951
     Trustees fees and expenses (Note 6)                                                 711            6,958
     Miscellaneous                                                                     1,026           10,002
                                                                                ------------     ------------
     Total expenses                                                                  248,106        2,252,684
                                                                                ------------     ------------
Net investment income                                                                427,831        4,597,322
                                                                                ------------     ------------

Realized and unrealized gain on investments, futures, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                                      (1,188,242)      (1,338,042)
     Futures contracts                                                             1,705,374        1,032,304
Change in unrealized appreciation (depreciation) on:
     Investments                                                                  10,261,939       84,354,965
     Futures contracts                                                              (130,578)          74,691
                                                                                ------------     ------------
     Net gain on investments, futures contracts, foreign currency and
     forward foreign currency contracts                                           10,648,493       84,123,918
                                                                                ------------     ------------

Net increase in net assets resulting from operations                            $ 11,076,324     $ 88,721,240
                                                                                ============     ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                        SMALL-MID                       SMALL-MID
                                                       CAP GROWTH                          CAP
                                                          TRUST                           TRUST
                                             -----------------------------   -------------------------------
                                               SIX MONTHS                      SIX MONTHS
                                                 ENDED          YEAR             ENDED            YEAR
                                               6/30/2003        ENDED          6/30/2003          ENDED
                                              (UNAUDITED)     12/31/2002      (UNAUDITED)       12/31/2002
                                             -------------   -------------   -------------     -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                 ($      7,407)  ($      8,264)  ($    123,912)    ($      9,489)
Net realized loss on:
    Investment transactions                          3,900        (706,786)     (1,276,894)          (86,830)
    Foreign currency and forward foreign
    currency contracts                                   -               -               -                 -
Change in unrealized appreciation
(depreciation) on:
    Investments                                    282,953        (217,958)      8,837,360        (3,423,192)
    Foreign currency and forward foreign
    currency contracts                                   -               -               -                 -
                                             -------------   -------------   -------------     -------------
Net (decrease) in net assets resulting from
operations                                         279,446        (933,008)      7,436,554        (3,519,511)
Distribution to shareholders from:
    Net investment income
          Series I                                       -               -               -                (4)
                                             -------------   -------------   -------------     -------------
    Total distributions                                  -               -               -                (4)
Capital Shares Transactions (!) :
    Series I
          Net proceeds from sales of shares         49,777         109,392      19,758,227        69,191,701
          Reinvestment of distributions                  -               -               -                 4
          Cost of shares redeemed                  (12,823)         (6,212)    (10,050,352)       (5,006,913)
                                             -------------   -------------   -------------     -------------
    Total Series I transactions                     36,954         103,180       9,707,875        64,184,792

    Series II
          Net proceeds from sales of shares              -               -      14,934,823        11,268,974
          Cost of shares redeemed                        -               -        (518,394)          (29,621)
                                             -------------   -------------   -------------     -------------
    Total Series II transactions                         -               -      14,416,429        11,239,353

Net increase in net assets from capital
    share transactions                              36,954         103,180      24,124,304        75,424,145
                                             -------------   -------------   -------------     -------------
Increase (decrease) in net assets                  316,400        (829,828)     31,560,858        71,904,630
Net assets at beginning of period                1,848,400       2,678,228      74,794,492         2,889,862
                                             -------------   -------------   -------------     -------------
Net assets at end of period                  $   2,164,800   $   1,848,400   $ 106,355,350     $  74,794,492
                                             =============   =============   =============     =============

(!) Capital Shares Issued and Redeemed:
    Series I
         Shares sold                                 6,505          12,845       2,075,044         6,745,951
         Reinvestment of distributions                   -               -               -                -+
         Shares redeemed                            (1,671)           (757)     (1,055,856)         (496,271)
                                             -------------   -------------   -------------     -------------
    Net increase                                     4,834          12,088       1,019,188         6,249,680
                                             =============   =============   =============     =============

    Series II
         Shares sold                                     -               -       1,539,682         1,104,516
         Shares redeemed                                 -               -         (54,662)           (2,887)
                                             -------------   -------------   -------------     -------------
    Net increase                                         -               -       1,485,020         1,101,629
                                             =============   =============   =============     =============

+ Rounds to less than 1 share

                                                      INTERNATIONAL
                                                      EQUITY SELECT
                                                          TRUST
                                             ------------------------------
                                              SIX MONTHS
                                                 ENDED            YEAR
                                               6/30/2003         ENDED
                                              (UNAUDITED)      12/31/2002
                                             -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                 $     972,474    ($     18,819)
Net realized loss on:
    Investment transactions                        (88,014)        (185,009)
    Foreign currency and forward foreign
    currency contracts                              11,120         (240,210)
Change in unrealized appreciation
(depreciation) on:
    Investments                                  4,337,252         (717,522)
    Foreign currency and forward foreign
    currency contracts                                 784              219
                                             -------------    -------------
Net (decrease) in net assets resulting from
operations                                       5,233,616       (1,161,341)
Distribution to shareholders from:
    Net investment income
          Series I                                       -                -
                                             -------------    -------------
    Total distributions                                  -                -
Capital Shares Transactions (!) :
    Series I
          Net proceeds from sales of shares     18,949,498       52,830,578
          Reinvestment of distributions                  -                -
          Cost of shares redeemed              (15,916,308)      (5,138,829)
                                             -------------    -------------
    Total Series I transactions                  3,033,190       47,691,749

    Series II
          Net proceeds from sales of shares     11,172,348        8,379,920
          Cost of shares redeemed               (1,679,632)         (34,310)
                                             -------------    -------------
    Total Series II transactions                 9,492,716        8,345,610

Net increase in net assets from capital
    share transactions                          12,525,906       56,037,359
                                             -------------    -------------
Increase (decrease) in net assets               17,759,522       54,876,018
Net assets at beginning of period               57,773,018        2,897,000
                                             -------------    -------------
Net assets at end of period                  $  75,532,540    $  57,773,018
                                             =============    =============

(!) Capital Shares Issued and Redeemed:
    Series I
         Shares sold                             1,868,217        4,907,682
         Reinvestment of distributions                   -                -
         Shares redeemed                        (1,558,536)        (485,519)
                                             -------------    -------------
    Net increase                                   309,681        4,422,163
                                             =============    =============

    Series II
         Shares sold                             1,059,079          781,906
         Shares redeemed                          (163,806)          (3,210)
                                             -------------    -------------
    Net increase                                   895,273          778,696
                                             =============    =============

+ Rounds to less than 1 share

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SELECT                         GLOBAL
                                                                GROWTH                      EQUITY SELECT
                                                                TRUST                           TRUST
                                                    ---------------------------     ---------------------------
                                                     SIX MONTHS                     SIX MONTHS
                                                       ENDED           YEAR            ENDED           YEAR
                                                     6/30/2003        ENDED          6/30/2003         ENDED
                                                    (UNAUDITED)     12/31/2002      (UNAUDITED)      12/31/2002
                                                    -----------     -----------     -----------     -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                        ($    1,051)    ($    4,818)    $    27,971     $    29,361
Net realized gain (loss) on:
   Investment transactions                              (35,077)       (511,522)       (107,823)       (173,474)
   Foreign currency and forward foreign
   currency contracts                                         -               -            (348)           (253)
Change in unrealized appreciation
(depreciation) on:
   Investments                                          277,095        (378,040)        243,738        (257,540)
   Foreign currency and forward foreign
   currency contracts                                         -               -             (12)             70
                                                    -----------     -----------     -----------     -----------
Net increase (decrease) in net assets resulting
from operations                                         240,967        (894,380)        163,526        (401,836)
Distribution to shareholders from:
   Net investment income
         Series I                                             -             (89)            (83)        (28,944)
         Series II                                            -               -               -               -
                                                    -----------     -----------     -----------     -----------
   Total distributions                                        -             (89)            (83)        (28,944)
Capital Shares Transactions (!) :
   Series I
         Net proceeds from sales of shares              202,584         194,505          16,460          22,152
         Reinvestment of distributions                        -              89              83          28,944
         Cost of shares redeemed                        (88,577)        (12,729)        (14,053)         (2,692)
                                                    -----------     -----------     -----------     -----------
   Total Series I transactions                          114,007         181,865           2,490          48,404

   Series II
         Net proceeds from sales of shares                    -               -               -               -
         Reinvestment of distributions                        -               -               -               -
         Cost of shares redeemed                              -               -               -               -
                                                    -----------     -----------     -----------     -----------
   Total Series II transactions                               -               -               -               -

Net increase in net assets from capital
   share transactions                                   114,007         181,865           2,490          48,404
                                                    -----------     -----------     -----------     -----------
Increase (decrease) in net assets                       354,974        (712,604)        165,933        (382,376)
Net assets at beginning of period                     2,170,370       2,882,974       2,558,120       2,940,496
                                                    -----------     -----------     -----------     -----------
Net assets at end of period                         $ 2,525,344     $ 2,170,370     $ 2,724,053     $ 2,558,120
                                                    ===========     ===========     ===========     ===========

(!) Capital Shares Issued and Redeemed:
   Series I
        Shares sold                                      23,225          22,266           1,623           1,863
        Reinvestment of distributions                         -               8               8           2,791
        Shares redeemed                                  (9,952)         (1,420)         (1,336)           (243)
                                                    -----------     -----------     -----------     -----------
   Net increase                                          13,273          20,854             295           4,411
                                                    ===========     ===========     ===========     ===========

   Series II
        Shares sold                                           -               -               -               -
        Reinvestment of distributions                         -               -               -               -
        Shares redeemed                                       -               -               -               -
                                                    -----------     -----------     -----------     -----------
   Net increase                                               -               -               -               -
                                                    ===========     ===========     ===========     ===========

                                                             REAL ESTATE
                                                             SECURITIES
                                                                TRUST
                                                    -------------------------------
                                                    SIX MONTHS
                                                       ENDED              YEAR
                                                     6/30/2003            ENDED
                                                    (UNAUDITED)        12/31/2002
                                                    -------------     -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                        $   9,841,048     $  15,617,212
Net realized gain (loss) on:
   Investment transactions                             (2,472,096)       (5,249,849)
   Foreign currency and forward foreign
   currency contracts                                         (32)                -
Change in unrealized appreciation
(depreciation) on:
   Investments                                         46,525,541        (9,128,919)
   Foreign currency and forward foreign
   currency contracts                                           -                 -
                                                    -------------     -------------
Net increase (decrease) in net assets resulting
from operations                                        53,894,461         1,238,444
Distribution to shareholders from:
   Net investment income
         Series I                                      (9,155,261)       (8,221,598)
         Series II                                     (2,017,857)          (16,358)
                                                    -------------     -------------
   Total distributions                                (11,173,118)       (8,237,956)
Capital Shares Transactions (!) :
   Series I
         Net proceeds from sales of shares             43,582,900       132,094,233
         Reinvestment of distributions                  9,155,261         8,221,598
         Cost of shares redeemed                      (32,252,367)      (51,566,669)
                                                    -------------     -------------
   Total Series I transactions                         20,485,794        88,749,162

   Series II
         Net proceeds from sales of shares             40,887,065        52,666,454
         Reinvestment of distributions                  2,017,857            16,358
         Cost of shares redeemed                         (679,728)       (3,533,107)
                                                    -------------     -------------
   Total Series II transactions                        42,225,194        49,149,705

Net increase in net assets from capital
   share transactions                                  62,710,988       137,898,867
                                                    -------------     -------------
Increase (decrease) in net assets                     105,432,331       130,899,355
Net assets at beginning of period                     351,818,609       220,919,254
                                                    -------------     -------------
Net assets at end of period                         $ 457,250,940     $ 351,818,609
                                                    =============     =============

(!) Capital Shares Issued and Redeemed:
   Series I
        Shares sold                                     2,696,987         8,231,649
        Reinvestment of distributions                     581,656           487,639
        Shares redeemed                                (2,028,532)       (3,329,430)
                                                    -------------     -------------
   Net increase                                         1,250,111         5,389,858
                                                    =============     =============

   Series II
        Shares sold                                     2,540,372         3,373,332
        Reinvestment of distributions                     128,444               971
        Shares redeemed                                   (43,956)         (214,857)
                                                    -------------     -------------
   Net increase                                         2,624,860         3,159,446
                                                    =============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   CORE                                  HIGH
                                                                   VALUE                              GRADE BOND
                                                                   TRUST                                TRUST
                                                      --------------------------------   ----------------------------------
                                                         SIX MONTHS                         SIX MONTHS
                                                           ENDED             YEAR              ENDED              YEAR
                                                         6/30/2003          ENDED            6/30/2003            ENDED
                                                        (UNAUDITED)      12/31/2002         (UNAUDITED)        12/31/2002
                                                      ---------------  ---------------   ---------------    ---------------
Increase (decrease) in net assets:
Operations:
Net investment income                                 $         5,773  $        12,228   $     1,498,621    $       414,589
Net realized gain (loss) on:
    Investment transactions                                  (111,072)        (365,793)        1,968,894            185,172
Change in unrealized appreciation (depreciation) on:
    Investments                                               372,293         (265,154)          375,284          1,349,499
                                                      ---------------  ---------------   ---------------    ---------------
Net increase in net assets resulting from operations          266,994         (618,719)        3,842,799          1,949,260
Distribution to shareholders from:
    Net investment income
          Series I                                                  -          (12,665)                -           (372,010)
          Series II                                                 -                -                 -            (67,179)
    Net realized short term gains on investments
          Series I                                                  -                -           (34,642)           (83,763)
          Series II                                                 -                -            (9,434)           (15,439)
    Net realized long term gains on investments
          Series I                                                  -                -                 -             (9,753)
          Series II                                                 -                -                 -             (1,798)
                                                      ---------------  ---------------   ---------------    ---------------
    Total distributions                                             -          (12,665)          (44,076)          (549,942)
Capital Shares Transactions (!):
    Series I
          Net proceeds from sales of shares                   234,284          220,570        28,264,706         82,486,925
          Reinvestment of distributions                             -           12,665            34,642            465,526
          Cost of shares redeemed                            (120,495)         (16,567)      (18,291,171)        (9,491,065)
                                                      ---------------  ---------------   ---------------    ---------------
    Total Series I transactions                               113,789          216,668        10,008,177         73,461,386

    Series II
          Net proceeds from sales of shares                         -                -        19,474,980         14,473,900
          Reinvestment of distributions                             -                -             9,434             84,416
          Cost of shares redeemed                                   -                -        (1,070,213)           (66,644)
                                                      ---------------  ---------------   ---------------    ---------------
    Total Series II transactions                                    -                -        18,414,201         14,491,672

Net increase (decrease) in net assets from capital
    share transactions                                        113,789          216,668        28,422,378         87,953,058
                                                      ---------------  ---------------   ---------------    ---------------
Increase (decrease) in net assets                             380,783         (414,716)       32,221,101         89,352,376
Net assets at beginning of period                           2,491,163        2,905,879        92,606,190          3,253,814
                                                      ---------------  ---------------   ---------------    ---------------
Net assets at end of period                           $     2,871,946  $     2,491,163   $   124,827,291    $    92,606,190
                                                      ===============  ===============   ===============    ===============

(!) Capital Shares Issued and Redeemed:
    Series I
          Shares sold                                          24,404           21,954         2,047,484          6,061,733
          Reinvestment of distributions                             -            1,346             2,507             33,760
          Shares redeemed                                     (13,256)          (1,626)       (1,324,398)          (695,472)
                                                      ---------------  ---------------   ---------------    ---------------
    Net increase (decrease)                                    11,148           21,674           725,593          5,400,021
                                                      ===============  ===============   ===============    ===============
    Series II
          Shares sold                                               -                -         1,396,581          1,062,895
          Reinvestment of distributions                             -                -               683              6,122
          Shares redeemed                                           -                -           (77,575)            (4,831)
                                                      ---------------  ---------------   ---------------    ---------------
    Net increase                                                    -                -         1,319,689          1,064,186
                                                      ===============  ===============   ===============    ===============

                                                                       MONEY
                                                                       MARKET
                                                                       TRUST
                                                        -----------------------------------
                                                          SIX MONTHS
                                                             ENDED               YEAR
                                                           6/30/2003             ENDED
                                                          (UNAUDITED)         12/31/2002
                                                        ---------------     ---------------
Increase (decrease) in net assets:
Operations:
Net investment income                                   $     5,214,660     $    18,431,766
Net realized gain (loss) on:
    Investment transactions                                           -                   -
Change in unrealized appreciation (depreciation) on:
    Investments                                                       -                   -
                                                        ---------------     ---------------
Net increase in net assets resulting from operations          5,214,660          18,431,766
Distribution to shareholders from:
    Net investment income
          Series I                                           (4,702,266)        (17,770,003)
          Series II                                            (512,394)           (661,763)
    Net realized short term gains on investments
          Series I                                                    -                   -
          Series II                                                   -                   -
    Net realized long term gains on investments
          Series I                                                    -                   -
          Series II                                                   -                   -
                                                        ---------------     ---------------
    Total distributions                                      (5,214,660)        (18,431,766)
Capital Shares Transactions (!):
    Series I
          Net proceeds from sales of shares                 766,568,134       2,430,559,232
          Reinvestment of distributions                       4,637,447          17,770,003
          Cost of shares redeemed                          (916,310,378)     (2,517,148,825)
                                                        ---------------     ---------------
    Total Series I transactions                            (145,104,797)        (68,819,590)

    Series II
          Net proceeds from sales of shares                 268,676,703         540,453,529
          Reinvestment of distributions                         504,458             661,763
          Cost of shares redeemed                          (242,750,768)       (339,501,956)
                                                        ---------------     ---------------
    Total Series II transactions                             26,430,393         201,613,336

Net increase (decrease) in net assets from capital
    share transactions                                     (118,674,404)        132,793,746
                                                        ---------------     ---------------
Increase (decrease) in net assets                          (118,674,404)        132,793,746
Net assets at beginning of period                         1,617,487,301       1,484,693,555
                                                        ---------------     ---------------
Net assets at end of period                             $ 1,498,812,897     $ 1,617,487,301
                                                        ===============     ===============

(!) Capital Shares Issued and Redeemed:
    Series I
         Shares sold                                         76,656,823         243,055,924
         Reinvestment of distributions                          463,744           1,777,000
         Shares redeemed                                    (91,631,038)       (251,714,882)
                                                        ---------------     ---------------
    Net increase (decrease)                                 (14,510,471)         (6,881,958)
                                                        ===============     ===============
    Series II
         Shares sold                                         26,867,670          54,045,353
         Reinvestment of distributions                           50,446              66,176
         Shares redeemed                                    (24,275,076)        (33,950,196)
                                                        ---------------     ---------------
    Net increase                                              2,643,040          20,161,333
                                                        ===============     ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                              SMALL CAP                      INTERNATIONAL
                                                                INDEX                           INDEX
                                                                TRUST                           TRUST
                                                   -----------------------------     -----------------------------
                                                     SIX MONTHS                       SIX MONTHS
                                                       ENDED            YEAR            ENDED            YEAR
                                                     6/30/2003         ENDED          6/30/2003          ENDED
                                                    (UNAUDITED)      12/31/2002      (UNAUDITED)       12/31/2002
                                                   ------------     ------------     ------------     ------------
Increase in net assets:
Operations:
Net investment income                              $    325,304     $    631,382     $    874,596     $    826,163
Net realized gain (loss) on:
   Investment transactions                           (1,517,262)      (2,746,240)         (72,031)      (1,983,107)
   Futures contracts                                  2,480,256       (3,429,672)         574,617         (239,982)
   Foreign currency and forward foreign
   currency contracts                                         -                -         (115,032)        (113,669)
Change in unrealized appreciation
(depreciation) on:
   Investments                                       12,150,971      (10,382,393)       4,668,739       (8,120,544)
   Futures contracts                                   (151,126)        (289,510)        (162,789)         (16,157)
   Foreign currency and forward foreign
   currency contracts                                         -                -          (14,232)          14,426
                                                   ------------     ------------     ------------     ------------
Net increase (decrease) in net assets resulting
from operations                                      13,288,143      (16,216,433)       5,753,868       (9,632,870)
Distribution to shareholders from:
   Net investment income
         Series I                                             -         (515,816)          (6,398)        (705,675)
         Series II                                            -          (87,905)          (6,671)         (75,519)
                                                   ------------     ------------     ------------     ------------
   Total distributions                                        -         (603,721)         (13,069)        (781,194)
Capital Shares Transactions (!):
   Series I
         Net proceeds from sales of shares           15,834,742       46,621,907       45,497,913       49,928,809
         Reinvestment of distributions                        -          515,816            6,398          705,675
         Cost of shares redeemed                     (6,779,958)     (21,891,507)     (42,857,015)     (39,434,094)
                                                   ------------     ------------     ------------     ------------
   Total Series I transactions                        9,054,784       25,246,216        2,647,296       11,200,390

   Series II
         Net proceeds from sales of shares            7,845,869       10,242,709       33,529,563       20,465,229
         Reinvestment of distributions                        -           87,905            6,671           75,519
         Cost of shares redeemed                     (1,446,093)        (161,720)     (29,865,158)     (14,986,641)
                                                   ------------     ------------     ------------     ------------
   Total Series II transactions                       6,399,776       10,168,894        3,671,076        5,554,107

Net increase in net assets from capital
   share transactions                                15,454,560       35,415,110        6,318,372       16,754,497
                                                   ------------     ------------     ------------     ------------
Increase in net assets                               28,742,703       18,594,956       12,059,171        6,340,433
Net assets at beginning of period                    68,874,776       50,279,820       56,013,235       49,672,802
                                                   ------------     ------------     ------------     ------------
Net assets at end of period                        $ 97,617,479     $ 68,874,776     $ 68,072,406     $ 56,013,235
                                                   ============     ============     ============     ============

(!) Capital Shares Issued and Redeemed:
   Series I
        Shares sold                                   1,670,113        4,370,521        6,612,548        6,569,236
        Reinvestment of distributions                         -           58,884              962          101,956
        Shares redeemed                                (741,808)      (2,152,576)      (6,164,732)      (5,222,615)
                                                   ------------     ------------     ------------     ------------
   Net increase                                         928,305        2,276,829          448,778        1,448,577
                                                   ============     ============     ============     ============

   Series II
        Shares sold                                     866,368        1,113,434        4,865,676        2,771,740
        Reinvestment of distributions                         -           10,035            1,005           10,929
        Shares redeemed                                (158,393)         (16,713)      (4,269,667)      (2,015,731)
                                                   ------------     ------------     ------------     ------------
   Net increase                                         707,975        1,106,756          597,014          766,938
                                                   ============     ============     ============     ============

                                                              MID CAP
                                                               INDEX
                                                               TRUST
                                                   -------------------------------
                                                    SIX MONTHS
                                                       ENDED             YEAR
                                                     6/30/2003           ENDED
                                                    (UNAUDITED)       12/31/2002
                                                   -------------     -------------
Increase in net assets:
Operations:
Net investment income                              $     329,695     $     514,694
Net realized gain (loss) on:
   Investment transactions                              (229,264)          124,569
   Futures contracts                                     603,358        (1,124,813)
   Foreign currency and forward foreign
   currency contracts                                          -                 -
Change in unrealized appreciation
(depreciation) on:
   Investments                                        12,363,105       (18,180,112)
   Futures contracts                                         598           (73,042)
   Foreign currency and forward foreign
   currency contracts                                          -                 -
                                                   -------------     -------------
Net increase (decrease) in net assets resulting
from operations                                       13,067,492       (18,738,704)
Distribution to shareholders from:
   Net investment income
         Series I                                              -          (447,875)
         Series II                                             -           (69,140)
                                                   -------------     -------------
   Total distributions                                         -          (517,015)
Capital Shares Transactions (!):
   Series I
         Net proceeds from sales of shares            11,381,381        69,200,941
         Reinvestment of distributions                         -           447,875
         Cost of shares redeemed                      (8,152,069)      (21,778,079)
                                                   -------------     -------------
   Total Series I transactions                         3,229,312        47,870,737

   Series II
         Net proceeds from sales of shares             8,774,407        13,295,081
         Reinvestment of distributions                         -            69,140
         Cost of shares redeemed                        (810,389)          (84,388)
                                                   -------------     -------------
   Total Series II transactions                        7,964,018        13,279,833

Net increase in net assets from capital
   share transactions                                 11,193,330        61,150,570
                                                   -------------     -------------
Increase in net assets                                24,260,822        41,894,851
Net assets at beginning of period                    100,092,167        58,197,316
                                                   -------------     -------------
Net assets at end of period                        $ 124,352,989     $ 100,092,167
                                                   =============     =============

(!) Capital Shares Issued and Redeemed:
   Series I
        Shares sold                                    1,023,188         5,383,063
        Reinvestment of distributions                          -            41,544
        Shares redeemed                                 (747,844)       (1,896,454)
                                                   -------------     -------------
   Net increase                                          275,344         3,528,153
                                                   =============     =============

   Series II
        Shares sold                                      805,226         1,186,158
        Reinvestment of distributions                          -             6,432
        Shares redeemed                                  (73,978)           (7,090)
                                                   -------------     -------------
   Net increase                                          731,248         1,185,500
                                                   =============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                            TOTAL STOCK                          500
                                                            MARKET INDEX                        INDEX
                                                               TRUST                            TRUST
                                                  ------------------------------    ------------------------------
                                                    SIX MONTHS                       SIX MONTHS
                                                      ENDED           YEAR              ENDED           YEAR
                                                    6/30/2003         ENDED           6/30/2003         ENDED
                                                   (UNAUDITED)      12/31/2002       (UNAUDITED)      12/31/2002
                                                  -------------    -------------    -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income                             $     427,831    $     661,626    $   4,597,322    $   7,774,302
Net realized gain (loss) on:
   Investment transactions                           (1,188,242)      (1,567,504)      (1,338,042)     (21,614,857)
   Futures contracts                                  1,705,374       (1,083,922)       1,032,304       (5,959,220)
Change in unrealized appreciation
(depreciation) on:
   Investments                                       10,261,939      (14,544,211)      84,354,965     (170,991,162)
   Futures contracts                                   (130,578)         (99,885)          74,691         (382,534)
                                                  -------------    -------------    -------------    -------------
Net decrease in net assets resulting
from operations                                      11,076,324      (16,633,896)      88,721,240     (191,173,471)
Distribution to shareholders from:
   Net investment income
         Series I                                             -         (588,347)      (7,127,933)         (16,488)
         Series II                                            -          (63,516)        (598,736)              (7)
                                                  -------------    -------------    -------------    -------------
   Total distributions                                        -         (651,863)      (7,726,669)         (16,495)
Capital Shares Transactions (!):
   Series I
         Net proceeds from sales of shares           22,759,741       31,050,881       85,111,510      160,628,263
         Reinvestment of distributions                        -          588,347        7,127,933           16,488
         Cost of shares redeemed                     (1,424,876)     (28,316,936)     (25,404,224)     (64,842,556)
                                                  -------------    -------------    -------------    -------------
   Total Series I transactions                       21,334,865        3,322,292       66,835,219       95,802,195

   Series II
         Net proceeds from sales of shares            8,040,701        6,585,604       31,096,298       42,734,245
         Reinvestment of distributions                        -           63,516          598,736                7
         Cost of shares redeemed                       (286,049)        (210,466)      (1,495,917)      (3,225,546)
                                                  -------------    -------------    -------------    -------------
   Total Series II transactions                       7,754,652        6,438,654       30,199,117       39,508,706

Net increase in net assets from capital
   share transactions                                29,089,517        9,760,946       97,034,336      135,310,901
                                                  -------------    -------------    -------------    -------------
Increase (decrease) in net assets                    40,165,841       (7,524,813)     178,028,907      (55,879,065)
Net assets at beginning of period                    66,132,368       73,657,181      716,680,297      772,559,362
                                                  -------------    -------------    -------------    -------------
Net assets at end of period                       $ 106,298,209    $  66,132,368    $ 894,709,204    $ 716,680,297
                                                  =============    =============    =============    =============

(!) Capital Shares Issued and Redeemed:
   Series I
        Shares sold                                   2,918,564        3,557,679       10,901,234       18,529,081
        Reinvestment of distributions                         -           77,211          945,349            1,723
        Shares redeemed                                (178,328)      (3,305,169)      (3,354,089)      (8,044,441)
                                                  -------------    -------------    -------------    -------------
   Net increase                                       2,740,236          329,721        8,492,494       10,486,363
                                                  =============    =============    =============    =============

   Series II
        Shares sold                                   1,026,725          828,077        4,012,626        5,469,301
        Reinvestment of distributions                         -            8,346           79,619                1
        Shares redeemed                                 (37,821)         (27,437)        (195,828)        (428,248)
                                                  -------------    -------------    -------------    -------------
   Net increase                                         988,904          808,986        3,896,417        5,041,054
                                                  =============    =============    =============    =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  SMALL-MID CAP GROWTH
                                                                                          TRUST
                                                               ---------------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED                 YEAR            07/16/2001*
                                                                 6/30/2003(!)             ENDED               TO
                                                                 (UNAUDITED)           12/31/2002(!)      12/31/2001(!)
                                                                --------------         -------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 7.31                 $ 11.13           $ 12.50
Income from investment operations:
  Net investment loss                                               (0.03)                  (0.03)            (0.01)
  Net realized and unrealized gain (loss)
  on investments and foreign currency transactions                   1.13                   (3.79)            (1.36)
                                                                   ------                 -------           -------
  Total from investment operations                                   1.10                   (3.82)            (1.37)
                                                                   ------                 -------           -------
NET ASSET VALUE, END OF PERIOD                                     $ 8.41                 $  7.31           $ 11.13
                                                                   ======                 =======           =======
  TOTAL RETURN (B)                                                  15.05%+                (34.32%)          (10.96%)+
Net assets, end of period (000's)                                  $2,165                 $ 1,848           $ 2,678
Ratio of expenses to average net assets                              2.40%(A)                3.93%             3.18%(A)
Ratio of expenses to average net assets after expense
reductions                                                           1.05%(A)                1.05%             1.05%(A)
Ratio of net investment loss to average net assets                  (0.76%)(A)              (0.37%)           (0.29%)(A)
Portfolio turnover rate                                               194%(A)                 226%              194%(A)

                                                                             SMALL-MID CAP TRUST
                                                   -------------------------------------------------------------------------
                                                                    SERIES I                           SERIES II
                                                   -----------  --------------  -----------   ------------------------------
                                                    SIX MONTHS                                  SIX MONTHS
                                                      ENDED           YEAR       07/16/2001*      ENDED         11/25/2002*
                                                   6/30/2003(!)      ENDED          TO         6/30/2003(!)         TO
                                                   (UNAUDITED)   12/31/2002(!)  12/31/2001(!)  (UNAUDITED)     12/31/2002(!)
                                                   ------------  -------------  -------------  ------------   --------------
NET  ASSET VALUE, BEGINNING OF PERIOD                $  9.85        $ 11.95       $12.50         $  9.85       $ 10.28
Income from investment operations:
  Net investment income (loss)                         (0.01)         (0.01)           -#          (0.02)            -#
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions         0.70          (2.09)       (0.55)           0.69         (0.43)
                                                     -------        -------       ------         -------       -------
  Total from investment operations                      0.69          (2.10)       (0.55)           0.67         (0.43)
                                                     -------        -------       ------         -------       -------
Less distributions:
  Dividends from net investment income                     -              -#           -#              -             -
                                                     -------        -------       ------         -------       -------
  Total distributions                                      -              -#           -#              -             -
                                                     -------        -------       ------         -------       -------
NET ASSET VALUE, END OF PERIOD                       $ 10.54        $  9.85       $11.95         $ 10.52       $  9.85
                                                     =======        =======       ======         =======       =======
  TOTAL RETURN (C)                                      7.01%        (17.57%)      (4.40%)+         6.80%        (4.18%)+
Net assets, end of period (000's)                    $79,135        $63,945       $2,890         $27,220       $10,849
Ratio of expenses to average net assets                 1.21%          1.83%        3.09%(A)        1.41%         2.03%(A)
Ratio of expenses to average net assets after
expense reductions                                      1.20%          1.20%        1.20%(A)        1.40%         1.40%(A)
Ratio of net investment income (loss) to average
net assets                                             (0.25%)        (0.09%)       0.01%(A)       (0.45%)       (0.18%)(A)
Portfolio turnover rate                                    9%             6%          33%(A)           9%            6%(A)

(!) Net investment income has been calculated using the average shares method.

*   Commencement of operations

#   Amount is less than $.01 per share.

+   Not Annualized

(A) Annualized

(B) The total return for the six months ended June 30, 2003, the year ended December 31, 2002 and the period ended December 31, 2001, would have been lower, had operating expenses not been reduced.

(C) The total return for the six months ended June 30, 2003, the year ended December 31, 2002 and the period ended December 31, 2001 for Series I and for the six months ended June 30, 2003 and the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                           INTERNATIONAL EQUITY SELECT TRUST
                                                          -------------------------------------------------------------------
                                                                          SERIES I                          SERIES II
                                                          ------------------------------------------  -----------------------------
                                                           SIX MONTHS                                  SIX MONTHS
                                                             ENDED            YEAR       07/16/2001*      ENDED         11/25/2002*
                                                          6/30/2003(!)       ENDED           TO        6/30/2003(!)         TO
                                                          (UNAUDITED)    12/31/2002(!)  12/31/2001(!)  (UNAUDITED)     12/31/2002(!)
                                                          ------------   -------------  -------------  ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  10.62       $  12.02       $ 12.50        $  10.62        $ 10.85
Income from investment operations:
 Net investment income (loss)                                  0.16          (0.02)            -#           0.16          (0.01)
 Net realized and unrealized (gain) loss on investments
 and foreign currency transactions                             0.59          (1.38)        (0.48)           0.58          (0.22)
                                                           --------       --------       -------        --------        -------
 Total from investment operations                              0.75          (1.40)        (0.48)           0.74          (0.23)
                                                           --------       --------       -------        --------        -------
Less distributions:
 Dividends from net investment income                             -              -#            -               -              -
                                                           --------       --------       -------        --------        -------
 Total distributions                                              -              -#            -               -              -
                                                           --------       --------       -------        --------        -------
NET ASSET VALUE, END OF PERIOD                             $  11.37       $  10.62       $ 12.02        $  11.36        $ 10.62
                                                           ========       ========       =======        ========        =======
 TOTAL RETURN (B)                                              7.06%        (11.65%)       (3.84%)+         6.97%         (2.12%)+
Net assets, end of period (000's)                          $ 56,522       $ 49,507       $ 2,897        $ 19,011        $ 8,266
Ratio of expenses to average net assets                        1.26%          1.95%         3.27%(A)        1.46%          2.15%(A)
Ratio of expenses to average net assets after expense
reductions                                                     1.20%          1.20%         1.20%(A)        1.40%          1.40%(A)
Ratio of net investment income (loss) to average net
assets                                                         3.02%         (0.15%)        0.06%(A)        2.99%         (1.12%)(A)
Portfolio turnover rate                                           1%             5%            7%(A)           1%             5%(A)

                                                                           SELECT GROWTH
                                                                               TRUST
                                                           -------------------------------------------
                                                            SIX MONTHS
                                                              ENDED          YEAR        07/16/2001*
                                                           6/30/2003(!)      ENDED           TO
                                                           (UNAUDITED)   12/31/2002(!)   12/31/2001(!)
                                                           -----------   -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  8.24         $ 11.88        $ 12.50
Income from investment operations:
 Net investment income (loss)                                    -#          (0.02)             -#
 Net realized and unrealized gain (loss) on investments
 and foreign currency transactions                            0.89           (3.62)         (0.62)
                                                           -------         -------        -------
 Total from investment operations                             0.89           (3.64)         (0.62)
                                                           -------         -------        -------
Less distributions:
 Dividends from net investment income                            -               -#             -
                                                           -------         -------        -------
 Total distributions                                             -               -#             -
                                                           -------         -------        -------
NET ASSET VALUE, END OF PERIOD                             $  9.13         $  8.24        $ 11.88
                                                           =======         =======        =======
 TOTAL RETURN (C)                                            10.80%+        (30.64%)        (4.96%)+
Net assets, end of period (000's)                          $ 2,525         $ 2,170        $ 2,883
Ratio of expenses to average net assets                       2.13%(A)        3.72%          3.05%(A)
Ratio of expenses to average net assets after expense
reductions                                                    1.05%(A)        1.05%          1.05%(A)
Ratio of net investment income (loss) to average net
assets                                                       (0.09%)(A)      (0.20%)         0.01%(A)
Portfolio turnover rate                                         44%(A)          49%            54%(A)

(!) Net investment income has been calculated using the average shares method.

*   Commencement of operations

#   Amount is less than $.01 per share.

+   Not Annualized

(A) Annualized

(B) The total return for the six months ended June 30, 2003, the year ended December 31, 2002 and the period ended December 31, 2001 for Series I and for the six months ended June 30, 2003 and the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

(C) The total return for the six months ended June 30, 2003, the year ended December 31, 2002 and the period ended December 31, 2001 would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                        GLOBAL EQUITY SELECT
                                                                              TRUST
                                                             ----------------------------------------
                                                             SIX MONTHS
                                                                ENDED          YEAR        07/16/2001*
                                                             6/30/2003(!)     ENDED            TO
                                                             (UNAUDITED)   12/31/2002(!)  12/31/2001(!)
                                                             -----------   -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.42          $ 12.20      $ 12.50
Income from investment operations:
 Net investment income                                          0.11             0.12         0.02
 Net realized and unrealized gain (loss) on investments
 and foreign currency transactions                              0.55            (1.78)       (0.32)
                                                             -------          -------      -------
 Total from investment operations                               0.66            (1.66)       (0.30)
                                                             -------          -------      -------
Less distributions:
 Dividends from net investment income                              -            (0.12)           -
                                                             -------          -------      -------
 Total distributions                                               -            (0.12)           -
                                                             -------          -------      -------
NET ASSET VALUE, END OF PERIOD                               $ 11.08          $ 10.42      $ 12.20
                                                             =======          =======      =======
 TOTAL RETURN (B)                                               6.34%          (13.61%)      (2.40%)+
Net assets, end of period (000's)                            $ 2,724          $ 2,558      $ 2,940
Ratio of expenses to average net assets                         2.15%(A)         3.71%        3.19%(A)
Ratio of expenses to average net assets after expense
reductions                                                      1.20%(A)         1.20%        1.20%(A)
Ratio of net investment income (loss) to average net
assets                                                          2.19%(A)         1.07%        0.39%(A)
Portfolio turnover rate                                           19%(A)           18%           0%(A)

                                                                                   REAL ESTATE SECURITIES TRUST
                                                             ---------------------------------------------------------------------
                                                                                            SERIES I
                                                             ---------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED                      YEARS ENDED DECEMBER 31,
                                                             6/30/2003(!)  -------------------------------------------------------
                                                             (UNAUDITED)    2002(!)    2001(!)    2000(!)     1999        1998
                                                             ------------  --------   ---------  ---------  ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  15.44      $  15.52   $  15.57   $  12.89   $  14.76    $  20.07
Income from investment operations:
 Net investment income                                           0.41          0.83       0.75       0.67       0.78        0.78
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              1.79         (0.38)     (0.30)      2.53      (1.94)      (3.72)
                                                             --------      --------   --------   --------  ---------    --------
 Total from investment operations                                2.20          0.45       0.45       3.20      (1.16)      (2.94)
                                                             --------      --------   --------   --------  ---------    --------
Less distributions:
 Dividends from net investment income                           (0.48)        (0.53)     (0.50)     (0.52)     (0.71)      (0.53)
 Distributions from capital gains                                   -             -          -          -          -       (1.84)
                                                             --------      --------   --------   --------  ---------    --------
 Total distributions                                            (0.48)        (0.53)     (0.50)     (0.52)     (0.71)      (2.37)
                                                             --------      --------   --------   --------  ---------    --------
NET ASSET VALUE, END OF PERIOD                               $  17.16      $  15.44   $  15.52   $  15.57   $  12.89    $  14.76
                                                             ========      ========   ========   ========   ========    ========
 TOTAL RETURN                                                   14.52%+        2.58%      3.15%     25.71%     (8.00%)    (16.44%)
Net assets, end of period (000's)                            $358,200      $303,070   $220,919   $257,641   $196,756    $161,832
Ratio of expenses to average net assets                          0.81%(A)      0.84%      0.83%      0.76%      0.77%       0.76%
Portfolio turnover rate                                          5.16%(A)      5.28%      4.96%      4.89%      5.88%       5.57%
                                                                   35%(A)        74%       116%       147%       201%        122%

                                                           REAL ESTATE SECURITIES TRUST
                                                           -----------------------------
                                                                     SERIES II
                                                           -----------------------------
                                                              SIX MONTHS
                                                                ENDED        1/28/2002*
                                                             6/30/2003(!)       TO
                                                             (UNAUDITED)    12/31/2002(!)
                                                            -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 15.43         $ 15.44
Income from investment operations:
 Net investment income                                          0.39            0.85
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                             1.79           (0.33)
                                                             -------         -------
 Total from investment operations                               2.18            0.52
                                                             -------         -------
Less distributions:
 Dividends from net investment income                          (0.49)          (0.53)
 Distributions from capital gains                                  -               -
                                                             -------         -------
 Total distributions                                           (0.49)          (0.53)
                                                             -------         -------
NET ASSET VALUE, END OF PERIOD                               $ 17.12         $ 15.43
                                                             =======         =======
 TOTAL RETURN                                                  14.41%+          3.05%+
Net assets, end of period (000's)                            $99,051         $48,749
Ratio of expenses to average net assets                         1.01%(A)        1.04%(A)
Portfolio turnover rate                                         4.91%(A)        6.03%(A)
                                                                  35%(A)          74%(A)

(!) Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized

(B) The total return for six months year ended June 30, 2003, the year ended December 31, 2002 and the period ended December 31, 2001 would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                          CORE VALUE
                                                                                             TRUST
                                                                        -------------------------------------------------
                                                                        SIX MONTHS
                                                                           ENDED               YEAR         07/16/2001*
                                                                        6/30/2003(!)           ENDED             TO
                                                                        (UNAUDITED)        12/31/2002(!)    12/31/2001(!)
                                                                        ------------       ------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 9.35              $11.87          $12.50
Income from investment operations:
     Net investment income                                                  0.02                0.05            0.03
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                                                  0.94               (2.52)          (0.63)
                                                                          ------              ------          ------
     Total from investment operations                                       0.96               (2.47)          (0.60)
                                                                          ------              ------          ------
Less distributions:
     Dividends from net investment
     income                                                                    -               (0.05)          (0.03)
                                                                          ------              ------          ------
     Total distributions                                                       -               (0.05)          (0.03)
                                                                          ------              ------          ------
NET ASSET VALUE, END OF PERIOD                                            $10.31              $ 9.35          $11.87
                                                                          ======              ======          ======
     TOTAL RETURN (B)                                                      10.27%+            (20.82%)         (4.81%)+
Net assets, end of period (000's)                                         $2,872              $2,491          $2,906
Ratio of expenses to average net assets                                     2.04%(A)            3.53%           3.10%(A)
Ratio of expenses to average net assets after expense reductions            1.05%(A)            1.05%           1.05%(A)
Ratio of net investment income  to average net assets                       0.45%(A)            0.45%           0.58%(A)
Portfolio turnover rate                                                       33%(A)              51%             35%(A)

                                                                       HIGH GRADE BOND TRUST
                                           --------------------------------------------------------------------------------
                                                              SERIES I                               SERIES II
                                           ---------------------------------------------    -------------------------------
                                           SIX MONTHS                                       SIX MONTHS
                                              ENDED            YEAR         07/16/2001*        ENDED          11/25/2002*
                                           6/30/2003(!)        ENDED             TO         6/30/2003(!)          TO
                                           (UNAUDITED)     12/31/2002(!)    12/31/2001(!)    (UNAUDITED)      12/31/2002(!)
                                           -----------     -------------    -------------   --------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 13.77           $ 12.48         $12.50           $ 13.77            $13.61
Income from investment operations:
     Net investment income                     0.20              0.48           0.26              0.17              0.04
     Net realized and unrealized gain
     on investments and foreign
     currency transactions                     0.28              0.90           0.14              0.29              0.20
                                            -------           -------         ------           -------           -------
     Total from investment operations          0.48              1.38           0.40              0.46              0.24
                                            -------           -------         ------           -------           -------
Less distributions:
     Dividends from net investment
     income                                       -             (0.07)         (0.26)                -             (0.06)
     Distributions from capital gains         (0.01)            (0.02)         (0.16)            (0.01)            (0.02)
                                            -------           -------         ------           -------           -------
     Total distributions                      (0.01)            (0.09)         (0.42)            (0.01)            (0.08)
                                            -------           -------         ------           -------           -------
NET ASSET VALUE, END OF PERIOD              $ 14.24           $ 13.77         $12.48           $ 14.22           $ 13.77
                                            =======           =======         ======           =======           =======
     TOTAL RETURN (C)                          3.46%            11.01%          3.21%+            3.31%             1.77%+
Net assets, end of period (000's)           $90,924           $77,953         $3,254           $33,903           $14,653
Ratio of expenses to average net assets        0.84%(A)          1.44%          2.72%(A)          1.04%(A)          1.64%(A)
Ratio of expenses to average net assets
  after expense reductions                     0.82%(A)          0.85%          0.85%(A)          1.02%(A)          1.05%(A)
Ratio of net investment income (loss)
  to average net assets                        2.92%(A)          3.65%          4.44%(A)          2.54%(A)          3.37%(A)
Portfolio turnover rate                         559%(A)           290%           353%(A)           559%(A)           290%(A)

(!)  Net investment  income has been calculated using the average shares method.

*    Commencement of operations

#    Amount is less than $.01 per share.

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2003, the year ended December 31, 2002 and the period ended December 31, 2001, would have been lower, had operating expenses not been reduced.

(C) The total return for the six months ended June 30, 2003, the year ended December 31, 2002 and the period ended December 31, 2001 for Series I and for the six months had operating expenses not ended June 30, 2003 and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  MONEY MARKET TRUST
                                                -------------------------------------------------------
                                                                         SERIES I
                                                -------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                YEARS ENDED DECEMBER 31,
                                                6/30/2003(!)     --------------------------------------
                                                (UNAUDITED)        2002(!)        2001(!)      2000(!)
                                                ------------     ----------     ----------    --------
NET ASSET VALUE, BEGINNING OF PERIOD            $    10.00       $    10.00     $    10.00    $  10.00
Income from investment operations:
     Net investment income                            0.03             0.12           0.34        0.57
                                                ----------       ----------     ----------    --------
     Total from investment operations                 0.03             0.12           0.34        0.57
                                                ----------       ----------     ----------    --------
Less distributions:
     Dividends from net investment income            (0.03)           (0.12)         (0.34)      (0.57)
                                                ----------       ----------     ----------    --------
     Total distributions                             (0.03)           (0.12)         (0.34)      (0.57)
                                                ----------       ----------     ----------    --------
NET ASSET VALUE, END OF PERIOD                  $    10.00       $    10.00     $    10.00    $  10.00
                                                ==========       ==========     ==========    ========
     TOTAL RETURN                                     0.34%+           1.18%          3.59%       5.88%
Net assets, end of period (000's)               $1,270,769       $1,415,874     $1,484,694    $950,155
Ratio of expenses to average net assets after
  expense reductions                                  0 55%(A)         0.55%          0.55%       0.54%
Ratio of net investment income  to average
  net assets                                          0.68%(A)         1.17%          3.38%       5.71%

                                                                  MONEY MARKET TRUST
                                                --------------------------------------------------------
                                                        SERIES I                     SERIES II
                                                --------------------------   ---------------------------
                                                                             SIX MONTHS
                                                  YEARS ENDED DECEMBER 31,      ENDED         1/28/2002*
                                                --------------------------   6/30/2003(!)         TO
                                                   1999         1998         (UNAUDITED)      12/31/2002(!)
                                                ----------    --------       ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    10.00    $  10.00         $  10.00         $  10.00
Income from investment operations:
     Net investment income                            0.45        0.50             0.02             0.08
                                                ----------    --------         --------         --------
     Total from investment operations                 0.45        0.50             0.02             0.08
                                                ----------    --------         --------         --------
Less distributions:
     Dividends from net investment income            (0.45)      (0.50)           (0.02)           (0.08)
                                                ----------    --------         --------         --------
     Total distributions                             (0.45)      (0.50)           (0.02)           (0.08)
                                                ----------    --------         --------         --------
NET ASSET VALUE, END OF PERIOD                  $    10.00    $  10.00         $  10.00         $  10.00
                                                ==========    ========         ========         ========
     TOTAL RETURN                                     4.60%       5.03%            0.24%+           0.89%+
Net assets, end of period (000's)               $1,084,859    $609,837         $228,044         $201,613
Ratio of expenses to average net assets after
  expense reductions                                  0.55%       0.55%            0.75%(A)         0.75%(A)
Ratio of net investment income  to average
net assets                                            4.54%       4.94%            0.48%(A)         0.91%(A)

                                                                             SMALL CAP INDEX TRUST
                                                       --------------------------------------------------------------
                                                                                   SERIES I
                                                       ---------------------------------------------------------------
                                                          SIX MONTHS                YEARS ENDED
                                                            ENDED                   DECEMBER 31,            5/1/2000*
                                                         6/30/2003(!)      --------------------------          TO
                                                         (UNAUDITED)          2002(!)       2001(!)      12/31/2000(!)
                                                       ----------------    ----------     -----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     8.78        $    11.28     $    11.29     $    12.50
Income from investment operations:
     Net investment income                                     0.04              0.10           0.20           0.46
     Net realized and unrealized loss on
     investments and foreign currency transactions             1.48             (2.52)         (0.03)         (1.26)
                                                         ----------        ----------     ----------     ----------
     Total from investment operations                          1.52             (2.42)          0.17          (0.80)
                                                         ----------        ----------     ----------     ----------
Less distributions:
     Dividends from net investment income                         -             (0.08)         (0.18)         (0.41)
                                                         ----------        ----------     ----------     ----------
     Total distributions                                          -             (0.08)         (0.18)         (0.41)
                                                         ----------        ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                           $    10.30        $     8.78     $    11.28     $    11.29
                                                         ==========        ==========     ==========     ==========
     TOTAL RETURN (B)                                         17.31%+          (21.47%)         1.50%         (6.38%)+
Net assets, end of period (000's)                        $   78,954        $   59,161     $   50,280     $   34,825
Ratio of expenses to average net assets                        0.58%(A)          0.59%          0.60%          0.65%(A)
Ratio of expenses to average net assets after
  expense reductions                                           0.58%(A)          0.59%          0.60%          0.60%(A)
Ratio of net investment income  to average
  net assets                                                   0.89%(A)          1.05%          1.87%          5.63%(A)
Portfolio turnover rate                                          22%(A)            57%            32%             1%(A)

                                                     SMALL CAP INDEX TRUST
                                               --------------------------------
                                                         SERIES II
                                               --------------------------------
                                                SIX MONTHS
                                                  ENDED           1/28/2002*
                                               6/30/2003(!)            TO
                                               (UNAUDITED)       12/31/2002(!)
                                               --------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     8.78        $    11.07
Income from investment operations:
     Net investment income                           0.03              0.07
     Net realized and unrealized loss on
     investments and foreign currency
     transactions                                    1.47             (2.28)
                                               ----------        ----------
     Total from investment operations                1.50             (2.21)
                                               ----------        ----------
Less distributions:
     Dividends from net investment income               -             (0.08)
                                               ----------        ----------
     Total distributions                                -             (0.08)
                                               ----------        ----------
NET ASSET VALUE, END OF PERIOD                 $    10.28        $     8.78
                                               ==========        ==========
     TOTAL RETURN (B)                               17.08%+          (19.95%)+
Net assets, end of period (000's)              $   18,663        $    9,714
Ratio of expenses to average net assets              0.78%(A)          0.79%(A)
Ratio of expenses to average net assets after
expense reductions                                   0.78%(A)          0.79%(A)
Ratio of net investment income  to average
net assets                                           0.70%(A)          0.87%(A)
Portfolio turnover rate                                22%(A)            57%(A)

(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the period ended December 31, 2000 for Series I would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                              INTERNATIONAL INDEX TRUST
                                                             ----------------------------------------------------------
                                                                                        SERIES I
                                                             ----------------------------------------------------------
                                                               SIX MONTHS             YEARS ENDED
                                                                 ENDED                DECEMBER 31,         5/1/2000*
                                                              6/30/2003(!)   --------------------------       TO
                                                              (UNAUDITED)       2002(!)       2001(!)    12/31/2000(!)
                                                             --------------  ------------  ------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     6.96      $     8.52    $    11.11    $    12.50
Income from investment operations:
     Net investment income                                         0.10            0.12          0.12          0.09
     Net realized and unrealized gain (loss) on investments
     and foreign currency transactions                             0.43           (1.58)        (2.61)        (1.32)
                                                             ----------      ----------    ----------    ----------
     Total from investment operations                              0.53           (1.46)        (2.49)        (1.23)
                                                             ----------      ----------    ----------    ----------
Less distributions:
     Dividends from net investment income                            -#           (0.10)        (0.10)        (0.16)
                                                             ----------      ----------    ----------    ----------
     Total distributions                                             -#           (0.10)        (0.10)        (0.16)
                                                             ----------      ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                               $     7.49      $     6.96    $     8.52    $    11.11
                                                             ==========      ==========    ==========    ==========
     TOTAL RETURN (B)                                              7.63%+        (17.15%)      (22.41%)       (9.84%)+
Net assets, end of period (000's)                            $   57,854      $   50,675    $   49,673    $   49,180
Ratio of expenses to average net assets                            0.61%(A)        0.62%         0.62%         0.65% (A)
Ratio of expenses to average net assets after expense
  reductions                                                       0.60%(A)        0.60%         0.60%         0.60%(A)
Ratio of net investment income (loss) to average net assets        2.85%(A)        1.57%         1.25%         1.17%(A)
Portfolio turnover rate                                              26%(A)           7%           12%            8%(A)

                                                               INTERNATIONAL INDEX TRUST
                                                             ------------------------------
                                                                        SERIES II
                                                             -------------------------------
                                                               SIX MONTHS
                                                                 ENDED         1/28/2002*
                                                              6/30/2003(!)         TO
                                                              (UNAUDITED)      12/3/2002(!)
                                                             -------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     6.96       $     8.15
Income from investment operations:
     Net investment income                                         0.10             0.05
     Net realized and unrealized gain (loss) on investments
     and foreign currency transactions                             0.44            (1.14)
                                                             ----------       ----------
     Total from investment operations                              0.54            (1.09)
                                                             ----------       ----------
Less distributions:
     Dividends from net investment income                         (0.01)           (0.10)
                                                             ----------       ----------
     Total distributions                                          (0.01)           (0.10)
                                                             ----------       ----------
NET ASSET VALUE, END OF PERIOD                               $     7.49       $     6.96
                                                             ==========       ==========
     TOTAL RETURN (B)                                              7.71%+         (13.35%)+
Net assets, end of period (000's)                            $   10,218       $    5,338
Ratio of expenses to average net assets                            0.81%(A)         0.82%(A)
Ratio of expenses to average net assets after expense
  reductions                                                       0.80%(A)         0.80%(A)
Ratio of net investment income (loss) to average net assets        2.88%(A)         0.81%(A)
Portfolio turnover rate                                              26%(A)            7%(A)

                                                                                   MID CAP INDEX TRUST
                                                             ----------------------------------------------------------
                                                                                        SERIES I
                                                             ----------------------------------------------------------
                                                               SIX MONTHS             YEARS ENDED
                                                                  ENDED               DECEMBER 31,         5/1/2000*
                                                              6/30/2003(!)    -------------------------        TO
                                                               (UNAUDITED)        2002(!)      2001(!)    12/31/2000(!)
                                                             ---------------  -------------   ---------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     10.82      $     12.82     $ 13.11    $    12.50
Income from investment operations:
     Net investment income                                          0.04             0.07        0.11          0.10
     Net realized and unrealized gain (loss) on investments
     and foreign currency transactions                              1.26            (2.01)      (0.32)         0.77
                                                             -----------      -----------     -------    ----------

     Total from investment operations                               1.30            (1.94)      (0.21)         0.87
                                                             -----------      -----------     -------    ----------
Less distributions:
     Dividends from net investment income                              -            (0.06)      (0.08)        (0.08)
                                                             -----------      -----------     -------    ----------
     Distributions from capital gains                                  -                -           -         (0.18)
                                                             -----------      -----------     -------    ----------
     Total distributions                                               -            (0.06)      (0.08)        (0.26)
                                                             -----------      -----------     -------    ----------
NET ASSET VALUE, END OF PERIOD                               $     12.12      $     10.82     $ 12.82    $    13.11
                                                             ===========      ===========     =======    ==========
     TOTAL RETURN (C)                                              12.01%+         (15.16%)     (1.73%)        7.15%+
Net assets, end of period (000's)                            $   101,149      $    87,282     $58,197    $   32,007
Ratio of expenses to average net assets                             0.58%(A)         0.58%       0.60%         0.69%(A)
Ratio of expenses to average net assets after expense
  reductions                                                        0.58%(A)         0.58%       0.60%         0.60%(A)
Ratio of net investment income (loss) to average net assets         0.66%(A)         0.58%       0.85%         1.17%(A)
Portfolio turnover rate                                               10%(A)           20%         19%           49%(A)

                                                                     MID CAP INDEX TRUST
                                                             ---------------------------------
                                                                         SERIES II
                                                             ---------------------------------
                                                               SIX MONTHS
                                                                 ENDED           1/28/2002*
                                                              6/30/2003(!)           TO
                                                               (UNAUDITED)      12/31/2002(!)
                                                             ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     10.81       $   12.80
Income from investment operations:
     Net investment income                                          0.02            0.05
     Net realized and unrealized gain (loss) on investments
     and foreign currency transactions                              1.28           (1.98)
                                                             -----------       ---------

     Total from investment operations                               1.30           (1.93)
                                                             -----------       ---------
Less distributions:
     Dividends from net investment income                              -            (.06)
                                                             -----------       ---------
     Distributions from capital gains                                  -               -
                                                             -----------       ---------
     Total distributions                                               -           (0.06)
                                                             -----------       ---------
NET ASSET VALUE, END OF PERIOD                               $     12.11       $   10.81
                                                             ===========       =========
     TOTAL RETURN (C)                                              12.03%+        (15.07%)+
Net assets, end of period (000's)                            $    23,203       $  12,810
Ratio of expenses to average net assets                             0.78%(A)        0.78%(A)
Ratio of expenses to average net assets after expense
  reductions                                                        0.78%(A)        0.78%(A)
Ratio of net investment income (loss) to average net assets         0.46%(A)        0.46%(A)
Portfolio turnover rate                                               10%(A)          20%(A)

(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

#    Amount is less than $.01 per share.

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2003, the years ended 2002, 2001 and the period ended December 31, 2000 for Series I and for the six months ended June 30, 2003 and the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

(C) The total return for the period ended December 31, 2000 for Series I would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                    TOTAL STOCK MARKET INDEX TRUST
                                                    ----------------------------------------------------------
                                                                           SERIES I
                                                    ----------------------------------------------------------
                                                      SIX MONTHS           YEARS ENDED
                                                         ENDED             DECEMBER 31,            5/1/2000*
                                                     6/30/2003(!)   ------------------------          TO
                                                     (UNAUDITED)      2002(!)        2001(!)     12/31/2000(!)
                                                    --------------  ------------  ----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     7.63      $     9.79    $    11.14    $    12.50
Income from investment operations:
     Net investment income                                0.04            0.08          0.09          0.08
     Net realized and unrealized (gain) loss on
     investments and foreign currency transactions        0.91           (2.16)        (1.36)        (1.33)
                                                    ----------      ----------    ----------    ----------
     Total from investment operations                     0.95           (2.08)        (1.27)        (1.25)
                                                    ----------      ----------    ----------    ----------
Less distributions:
     Dividends from net investment income                    -           (0.08)        (0.08)        (0.06)
     Distributions from capital gains                        -               -             -         (0.05)
                                                    ----------      ----------    ----------    ----------
     Total distributions                                     -           (0.08)        (0.08)        (0.11)
                                                    ----------      ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                      $     8.58      $     7.63    $     9.79    $    11.14
                                                    ==========      ==========    ==========    ==========
     TOTAL RETURN (B)                                    12.45%+        (21.29%)      (11.41%)      (10.04%)+
Net assets, end of period (000's)                   $   90,905      $   59,970    $   73,657    $   56,390
Ratio of expenses to average net assets                   0.58%(A)        0.59%         0.59%         0.62%(A)
Ratio of expenses to average net assets after
  expense reductions                                      0.58%(A)        0.59%         0.59%         0.60%(A)
Ratio of net investment income  to average net
  assets                                                  1.07%(A)        0.96%         0.93%         0.93%(A)
Portfolio turnover rate                                      7%(A)           4%            5%           16%(A)

                                                    TOTAL STOCK MARKET INDEX TRUST
                                                    ------------------------------
                                                             SERIES II
                                                    ------------------------------
                                                      SIX MONTHS
                                                         ENDED       1/28/2002*
                                                     6/30/2003(!)        TO
                                                    (UNAUDITED)      6/30/2002(!)
                                                    --------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     7.62      $     9.67
Income from investment operations:
     Net investment income                                0.03            0.07
     Net realized and unrealized (gain) loss on
     investments and foreign currency transactions        0.91           (2.04)
                                                    ----------      ----------
     Total from investment operations                     0.94           (1.97)
                                                    ----------      ----------
Less distributions:
     Dividends from net investment income                    -           (0.08)
     Distributions from capital gains                        -               -
                                                    ----------      ----------
     Total distributions                                     -           (0.08)
                                                    ----------      ----------
NET ASSET VALUE, END OF PERIOD                      $     8.56      $     7.62
                                                    ==========      ==========
     TOTAL RETURN (B)                                    12.34%+        (20.36)%+
Net assets, end of period (000's)                   $   15,393      $    6,163
Ratio of expenses to average net assets                   0.78%(A)        0.79%(A)
Ratio of expenses to average net assets after
  expense reductions                                      0.78%(A)        0.79%(A)
Ratio of net investment income  to average net
  assets                                                  0.87%(A)        0.98%(A)
Portfolio turnover rate                                      7%(A)           4%(A)


                                                                            500 INDEX TRUST
                                                    ---------------------------------------------------------------
                                                                               SERIES I
                                                    ---------------------------------------------------------------
                                                      SIX MONTHS                YEARS ENDED
                                                         ENDED                  DECEMBER 31,           5/1/2000*
                                                     6/30/2003(!)     ----------------------------         TO
                                                      (UNAUDITED)        2002(!)       2001(!)       12/31/2000(!)
                                                    ---------------   -------------  -------------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      7.60       $      9.81    $     11.28    $     12.50
Income from investment operations:
     Net investment income                                 0.05              0.09           0.09           0.09
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions         0.82             (2.30)         (1.48)         (1.29)
                                                    -----------       -----------    -----------    -----------
     Total from investment operations                      0.87             (2.21)         (1.39)         (1.20)
                                                    -----------       -----------    -----------    -----------
Less distributions:
     Dividends from net investment income                 (0.08)               -#          (0.08)         (0.02)
                                                    -----------       -----------    -----------    -----------
     Total distributions                                  (0.08)               -#          (0.08)         (0.02)
                                                    -----------       -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD                      $      8.39       $      7.60    $      9.81    $     11.28
                                                    ===========       ===========    ===========    ===========
     TOTAL RETURN                                         11.52%+          (22.53%)       (12.37%)        (9.57%)+
Net assets, end of period (000's)                   $   891,967       $   678,414    $   772,559    $   680,264
Ratio of expenses to average net assets                    0.57%(A)          0.57%          0.57%          0.55%(A)
Ratio of net investment income (loss) to
  average net assets                                       1.21%(A)          1.05%          0.84%          1.08%(A)
Portfolio turnover rate                                       1%(A)             6%             1%             6%(A)

                                                             500 INDEX TRUST
                                                    --------------------------------
                                                               SERIES  II
                                                    --------------------------------
                                                      SIX MONTHS
                                                         ENDED         1/28/2002*
                                                     6/30/2003(!)          TO
                                                      (UNAUDITED)     12/31/2002(!)
                                                    ----  ---------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      7.59      $      9.68
Income from investment operations:
     Net investment income                                 0.04             0.08
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions         0.81            (2.17)
                                                    -----------      -----------
     Total from investment operations                      0.85            (2.09)
                                                    -----------      -----------
Less distributions:
     Dividends from net investment income                 (0.08)              -#
                                                    -----------      -----------
     Total distributions                                  (0.08)              -#
                                                    -----------      -----------
NET ASSET VALUE, END OF PERIOD                      $      8.36      $      7.59
                                                    ===========      ===========
     TOTAL RETURN                                         11.37%+         (21.59%)+
Net assets, end of period (000's)                   $    74,742      $    38,267
Ratio of expenses to average net assets                    0.77%(A)         0.77%(A)
Ratio of net investment income (loss) to
  average net assets                                       1.01%(A)         1.12%(A)
Portfolio turnover rate                                       1%(A)            6%(A)

(!)  Net investment income has been calculated using the average shares method.

*    Commencement of operations

#    Amount is less than $.01 per share.

+    Not Annualized

(A)  Annualized

(B) The total return for the period ended December 31, 2000 for Series I would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

SMALL-MID CAP GROWTH TRUST

                                                         SHARES       VALUE
                                                         ------       -----
COMMON STOCK - 79.03%
APPAREL & TEXTILES - 5.60%
Coach, Inc. * (a)                                         2,070     $     102,962
Quiksilver, Inc. *                                        1,890            31,166
                                                                    -------------
                                                                          134,128

BIOTECHNOLOGY - 3.58%
Integra Lifesciences Holdings, Inc. *                       800            21,104
Martek Biosciences Corp. * (a)                              755            32,420
MGI Pharma, Inc. * (a)                                    1,260            32,294
                                                                    -------------
                                                                           85,818

COMPUTERS & BUSINESS EQUIPMENT - 7.58%
Avocent Corp. (a)                                         1,045            31,277
Fair Isaac Corp * (a)                                       605            31,127
Lexmark International Group, Inc., Class A *                425            30,077
NetScreen Technologies, Inc. * (a)                        1,590            35,855
Western Digital Corp. * (a)                               5,175            53,302
                                                                    -------------
                                                                          181,638

CRUDE PETROLEUM & NATURAL GAS - 5.63%
Burlington Resources, Inc. *                                830            44,878
Patina Oil & Gas Corp. *                                  1,225            39,384
XTO Energy, Inc. *                                        2,513            50,536
                                                                    -------------
                                                                          134,798

EDUCATIONAL SERVICES - 3.13%
Apollo Group, Inc., Class A *                             1,215            75,038
                                                                    -------------

ELECTRONICS - 4.38%
Harman International Industries, Inc. * (a)                 615            48,671
Hutchinson Technology, Inc. * (a)                         1,710            56,242
                                                                    -------------
                                                                          104,913

FINANCIAL SERVICES - 1.71%
Countrywide Financial Corp. *                               590            41,046
                                                                    -------------

HEALTHCARE PRODUCTS - 7.94%
Biosite, Inc. *                                             760            36,556
INAMED Corp. * (a)                                          540            28,992
MedImmune, Inc.                                           1,175            42,735
The Medicines Company * (a)                               1,690            33,665
Varian Medical Systems, Inc. *                              840            48,359
                                                                    -------------
                                                                          190,307

HOMEBUILDERS - 1.90%
Centex Corp. *                                              585            45,507
                                                                    -------------

INSURANCE - 1.45%
Fidelity National Financial, Inc.                         1,131            34,790
                                                                    -------------

INTERNET CONTENT - 1.33%
WebMD Corp. * (a)                                         2,935            31,786
                                                                    -------------

INTERNET RETAIL - 2.85%
Amazon.com, Inc. * (a)                                    1,875            68,419
                                                                    -------------

INTERNET SERVICE PROVIDER - 1.41%
United Online, Inc. * (a)                                 1,335            33,829
                                                                    -------------

INTERNET SOFTWARE - 2.30%
Checkfree Corp. * (a)                                     1,345            37,445
Verity, Inc. *                                            1,400            17,724
                                                                    -------------
                                                                           55,169

PHARMACEUTICALS - 7.51%
Barr Laboratories, Inc.                                     700            45,850
Celgene Corp. * (a)                                       1,710            51,984
Connetics Corp. *                                         1,490            22,305
Hi-Tech Pharmacal Company, Inc. * (a)                       640            25,850
Sepracor, Inc. *                                          1,885            33,987
                                                                    -------------
                                                                          179,976

RETAIL TRADE - 3.69%
Pacific Sunwear of California, Inc.                       1,350            32,522
Tractor Supply Company * (a)                              1,170            55,867
                                                                    -------------
                                                                           88,389

SEMICONDUCTORS - 5.65%
DSP Group, Inc. *                                         1,240            26,697
Integrated Circuit Systems, Inc. *                        1,315            41,330
Omnivision Technologies, Inc. * (a)                       1,060            33,072
Rambus, Inc. *                                            2,075            34,383
                                                                    -------------
                                                                          135,482

SOFTWARE - 6.75%
Avid Technology, Inc. * (a)                               1,175            41,207
Citrix Systems, Inc. *                                    1,655            33,696
Cognos, Inc. * (a)                                        1,325            35,775
Open Text Corp. * (a)                                     1,050            29,663
Progress Software Corp. *                                 1,030            21,352
                                                                    -------------
                                                                          161,693

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 4.64%
ADTRAN, Inc. * (a)                                          890            45,408
Comverse Technology, Inc. *                               1,945            29,233
InterDigital Communication Corp. * (a)                    1,560            36,457
                                                                    -------------
                                                                          111,098

TOTAL COMMON STOCK
(Cost: $1,565,674)                                                  $   1,893,824
                                                                    -------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
SHORT TERM INVESTMENTS - 13.33%
Navigator Securities Lending Trust,  1.14%          $   319,394     $     319,394

REPURCHASE AGREEMENTS - 7.64%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003 at
  0.40%, to be repurchased at
  $183,002 on 07/01/2003,
  collateralized by $155,000 U.S.
  Treasury Bonds, 6.25% due
  08/15/2023 (valued at $192,781,
  including interest).                              $   183,000     $     183,000
                                                                    -------------

TOTAL INVESTMENTS (SMALL-MID CAP GROWTH

TRUST) (Cost: $2,068,068)                                           $   2,396,218
                                                                    =============

SMALL-MID CAP TRUST

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCK - 87.76%
APPAREL & TEXTILES - 2.50%
Cintas Corp. * (a)                                       81,950     $   2,904,308
                                                                    -------------

AUTO SERVICES - 2.00%
Copart, Inc. * (a)                                      245,085         2,316,053
                                                                    -------------

BANKING - 5.48%
National Commerce Financial Corp.  *                    171,070         3,796,043
Washington Federal, Inc. *                              111,198         2,572,010
                                                                    -------------
                                                                        6,368,053

BUSINESS SERVICES - 7.58%
Catalina Marketing Corp. * (a)                          147,335         2,600,463
Certegy, Inc. *                                         118,105         3,277,414
Equifax, Inc. *                                         112,545         2,926,170
                                                                    -------------
                                                                        8,804,047

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES            VALUE
                                                      ------            -----
CHEMICALS - 3.97%
Valspar Corp. *                                         109,185     $   4,609,791
                                                                    -------------

COMPUTERS & BUSINESS EQUIPMENT - 6.79%
Fair Isaac Corp. * (a)                                   80,832         4,158,807
Henry, Jack & Associates, Inc. *                        209,375         3,724,781
                                                                    -------------
                                                                        7,883,588

CONTAINERS & GLASS - 3.63%
Bemis Company, Inc. *                                    90,030         4,213,404
                                                                    -------------

CRUDE PETROLEUM & NATURAL GAS - 3.69%
Devon Energy Corp. *                                     80,235         4,284,549
                                                                    -------------

ELECTRONICS - 7.41%
Teleflex, Inc. *                                         83,420         3,549,521
Zebra Technologies Corp., Class A *                      67,260         5,057,279
                                                                    -------------
                                                                        8,606,800

FINANCIAL SERVICES - 3.16%
Eaton Vance Corp. *                                     115,940         3,663,704
                                                                    -------------

FOOD & BEVERAGES - 1.52%
Tootsie Roll Industries, Inc. * (a)                      57,892         1,765,127
                                                                    -------------

HEALTHCARE PRODUCTS - 2.73%
Diagnostic Products Corp. * (a)                          77,240         3,170,702
                                                                    -------------


HEALTHCARE SERVICES - 7.76%
First Health Group Corp. *                              151,485         4,180,986
IMS Health, Inc. *                                      268,475         4,829,865
                                                                    -------------
                                                                        9,010,851

INDUSTRIAL MACHINERY - 2.44%
Donaldson Company, Inc.                                  63,800         2,835,910
                                                                    -------------

INSURANCE - 7.86%
Brown & Brown, Inc. * (a)                                83,800         2,723,500
Cincinnati Financial Corp. *                             83,840         3,109,626
Reinsurance Group of America, Inc. * (a)                102,445         3,288,484
                                                                    -------------
                                                                        9,121,610

PHARMACEUTICALS - 2.87%
King Pharmaceuticals, Inc. *                            225,950         3,335,022
                                                                    -------------

RETAIL TRADE - 7.78%
Regis Corp. *                                           114,450         3,324,773
Rent-A-Center, Inc. *                                    75,250         5,704,702
                                                                    -------------
                                                                        9,029,475

SEMICONDUCTORS - 4.19%
Microchip Technology, Inc. *                            198,600         4,865,700
                                                                    -------------

TRANSPORTATION - 4.40%
C. H. Robinson Worldwide, Inc. *                        143,790         5,113,172
                                                                    -------------

TOTAL COMMON STOCK
(Cost: $96,548,783)                                                 $ 101,901,866
                                                                    -------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                      ------           -----
SHORT TERM INVESTMENTS - 12.24%
Navigator Securities Lending Trust, 1.14%           $ 9,611,849     $   9,611,849
Citigroup Global Markets Holdings,
  1.25% due 07/01/2003                                1,097,000         1,097,000

UBS Americas, Inc.
  1.30% due 07/01/2003                              $ 3,500,000     $   3,500,000
                                                                    -------------
                                                                    $  14,208,849

TOTAL INVESTMENTS (SMALL-MID CAP TRUST)
(Cost: $110,757,632)                                                $ 116,110,715
                                                                    =============

INTERNATIONAL EQUITY SELECT TRUST

                                                      SHARES            VALUE
                                                      ------            -----
COMMON STOCK - 85.24%
DENMARK - 1.64%
Danske Bank AS                                           71,000     $   1,384,744
                                                                    -------------

FINLAND - 2.70%
Nokia AB Oyj                                            138,000         2,276,253
                                                                    -------------
FRANCE - 11.18%
Aventis SA                                               34,000         1,873,689
AXA (a)                                                 148,600         2,309,226
Societe Generale (a)                                     33,700         2,139,742
Total SA, B Shares                                       20,400         3,088,008
                                                                    -------------
                                                                        9,410,665

GERMANY - 1.85%
Siemens AG NPV                                           31,700         1,557,697
                                                                    -------------

IRELAND - 2.62%
Allied Irish Banks PLC                                  146,500         2,204,944
                                                                    -------------
ITALY - 5.25%
Eni SPA (a)                                             183,800         2,784,349
San Paolo-IMI SPA (a)                                   175,500         1,633,119
                                                                    -------------
                                                                        4,417,468
JAPAN - 5.27%
Canon, Inc.                                              51,200         2,353,777
Kao Corp.                                               111,500         2,079,200
                                                                    -------------
                                                                        4,432,977
NETHERLANDS - 8.85%
ABN AMRO Holdings NV                                    120,500         2,307,776
Heineken NV                                              79,200         2,814,984
Royal Dutch Petroleum Company                            50,000         2,324,656
                                                                    -------------
                                                                        7,447,416
SPAIN - 3.13%
Endesa SA                                               157,000         2,632,992
                                                                    -------------

SWITZERLAND - 12.54%
Compagnie Financiere Richemont AG                        90,000         1,458,272
Nestle SA                                                14,500         2,998,483
Novartis AG                                              73,700         2,922,699
UBS AG (a)                                               57,000         3,177,678
                                                                    -------------
                                                                       10,557,132

UNITED KINGDOM - 30.21%
AstraZeneca Group PLC                                    56,000         2,249,267
Barclays PLC                                            443,000         3,295,058
BP PLC                                                  309,300         2,148,495
Cadbury Schweppes PLC                                   498,400         2,949,225
Diageo PLC                                              261,800         2,799,759
GlaxoSmithKline PLC                                     143,500         2,900,849
HSBC Holdings PLC                                       230,000         2,721,997
Tesco PLC                                               438,600         1,589,480

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES            VALUE
                                                      ------            -----
UNITED KINGDOM - CONTINUED
Unilever PLC                                            327,000     $   2,607,906
Vodafone Group PLC                                    1,110,000         2,174,143
                                                                    -------------
                                                                       25,436,179

TOTAL COMMON STOCK
(Cost: $68,214,190)                                                 $  71,758,467
                                                                    -------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
SHORT TERM INVESTMENTS - 10.55%
Navigator Securities Lending Trust, 1.14%           $ 8,878,033     $   8,878,033
                                                                    -------------

REPURCHASE AGREEMENTS - 4.21%
Repurchase Agreement with
  State Street Corp. dated
  06/30/2003 at 0.40%, to be
  repurchased at $3,547,039
  on 07/01/2003,
  collateralized by
  $3,075,000 U.S. Treasury
  Notes, 6.625% due
  05/15/2007 (valued at
  $3,618,891, including
  interest).                                          3,547,000     $   3,547,000
                                                                    -------------

TOTAL INVESTMENTS (INTERNATIONAL EQUITY

SELECT TRUST) (Cost: $80,639,223)                                   $  84,183,500
                                                                    =============

The Trust has the following five top industry concentrations at June 30, 2003 (as a percentage of total value of investments):

Banking                                     11.82%
Food & Beverages                            10.55%
Drugs & Health Care                         10.16%
Financial Services                           9.59%
Liquor                                       7.36%

SELECT GROWTH TRUST

                                                      SHARES            VALUE
                                                      ------            -----
COMMON STOCK - 87.08%
AEROSPACE - 1.89%
Lockheed Martin Corp. *                                   1,125     $      53,516
                                                                    -------------

BANKING - 1.56%
Wells Fargo & Company *                                     875            44,100
                                                                    -------------

BIOTECHNOLOGY - 0.89%
Amgen, Inc. *                                               375            25,118
                                                                    -------------

BROADCASTING - 1.70%
Viacom, Inc., Class B *                                   1,100            48,026
                                                                    -------------

BUSINESS SERVICES - 2.51%
Affiliated Computer Services, Inc., Class A (a),          1,550            70,882
                                                                    -------------

CABLE AND TELEVISION - 2.12%
Comcast Corp.-Special Class A *                           2,075            59,822
                                                                    -------------

CELLULAR COMMUNICATIONS - 0.91%
AT&T Wireless Services, Inc. * (a)                        3,150            25,862
                                                                    -------------

COMPUTERS & BUSINESS EQUIPMENT - 4.98%
Cisco Systems, Inc. *                                     3,200            53,088
Dell Computer Corp. *                                     2,750            87,890
                                                                    -------------
                                                                          140,978
COSMETICS & TOILETRIES - 1.90%
Colgate-Palmolive Company *                                 925            53,604
                                                                    -------------

ELECTRICAL EQUIPMENT - 3.47%
General Electric Company *                                3,425            98,229
                                                                    -------------

FINANCIAL SERVICES - 11.04%
Capital One Financial Corp. * (a)                           675            33,196
Citigroup, Inc. *                                         1,850            79,180
Federal Home Loan Mortgage Corp.                          1,300            66,001
State Street Corp. * (b)                                  2,125            83,725
The Goldman Sachs Group, Inc. *                             600            50,250
                                                                    -------------
                                                                          312,352

FOOD & BEVERAGES - 3.54%
Anheuser-Busch Companies, Inc.                            1,000            51,050
PepsiCo, Inc. *                                           1,100            48,950
                                                                    -------------
                                                                          100,000

HEALTHCARE PRODUCTS - 7.05%
Guidant Corp. *                                           1,525            67,695
Johnson & Johnson *                                         875            45,237
Medtronic, Inc. *                                         1,800            86,346
                                                                    -------------
                                                                          199,278

HEALTHCARE SERVICES - 3.95%
HCA, Inc * (a)                                            1,650            52,866
McKesson Corp. *                                          1,650            58,971
                                                                    -------------
                                                                          111,837

HOTELS & RESTAURANTS - 0.91%
Starwood Hotels & Resorts Worldwide, Inc. *                 900            25,731
                                                                    -------------

INDUSTRIAL MACHINERY - 1.74%
W.W. Grainger, Inc. *                                     1,050            49,098
                                                                    -------------

INSURANCE - 3.69%
AFLAC, Inc. *                                             1,025            31,519
American International Group, Inc. *                      1,320            72,837
                                                                    -------------
                                                                          104,356

MANUFACTURING - 1.68%
Danaher Corp. * (a)                                         700            47,635
                                                                    -------------

PETROLEUM SERVICES - 1.64%
Noble Corp. *                                             1,350            46,305
                                                                    -------------

PHARMACEUTICALS - 5.92%
Pfizer, Inc. *                                            3,400           116,110
Wyeth *                                                   1,125            51,244
                                                                    -------------
                                                                          167,354

RETAIL TRADE - 9.72%
Home Depot, Inc. *                                        3,075           101,844
Kohl's Corp. *                                            1,000            51,380
The TJX Companies, Inc. *                                 3,900            73,476
Wal-Mart Stores, Inc. *                                     900            48,303
                                                                    -------------
                                                                          275,003

SEMICONDUCTORS - 7.43%
Analog Devices, Inc. * (a)                                1,550            53,971
Emulex Corp. *                                            2,375            54,079
Maxim Integrated Products, Inc. *                         1,300            44,447
Microchip Technology, Inc. *  (a)                         2,350            57,575
                                                                    -------------
                                                                          210,072

SOFTWARE - 5.25%
Microsoft Corp.                                           4,100           105,001
Oracle Corp. *                                            3,625            43,572
                                                                    -------------
                                                                          148,573

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 SHARES          VALUE
                                                 ------          -----
TOYS, AMUSEMENTS & SPORTING GOODS - 1.59%
Mattel, Inc. *                                    2,375        $   44,935
                                                               ----------

TOTAL COMMON STOCK
(Cost: $2,549,615)                                             $2,462,666
                                                               ----------

                                              PRINCIPAL
                                               AMOUNT            VALUE
                                               ------            -----
SHORT TERM INVESTMENTS - 10.30%
Navigator Securities Lending Trust, 1.14%     $ 291,483       $   291,483
                                                              -----------

REPURCHASE AGREEMENTS - 2.62%
Repurchase Agreement with
  State Street Corp., dated
  06/30/2003 at 0.40%, to be
  repurchased at $74,001 on
  07/01/2003, collateralized
  by $65,000 U.S, Treasury
  Notes, 7.00% due 07/15/2006
  (valued at $77,141,
  including interest).                           74,000       $    74,000
                                                              -----------

TOTAL INVESTMENTS (SELECT GROWTH TRUST)
(Cost: $2,915,098)                                            $ 2,828,149
                                                              ===========

GLOBAL EQUITY SELECT TRUST

                                                   SHARES         VALUE
                                                   ------         -----
COMMON STOCK - 88.03%
FINLAND - 1.28%
Nokia AB Oyj                                         2,300     $   37,938
                                                               ----------
FRANCE - 5.91%
Societe Generale (a)                                 1,100         69,843
Total SA, B Shares                                     700        105,961
                                                               ----------
                                                                  175,804
GERMANY - 1.98%
Siemens AG NPV                                       1,200         58,966
                                                               ----------
ITALY - 2.60%
Eni SPA (a)                                          5,100         77,259
                                                               ----------
JAPAN - 1.57%
Kao Corp.                                            2,500         46,619
                                                               ----------
NETHERLANDS - 7.69%
ABN AMRO Holdings NV                                 5,200         99,589
Heineken NV                                          2,200         78,194
Royal Dutch Petroleum Company                        1,100         51,142
                                                               ----------
                                                                  228,925
SPAIN - 3.16%
Endesa SA (a)                                        5,600         93,916
                                                               ----------
SWITZERLAND - 8.63%
Nestle SA                                              400         82,717
Novartis AG                                          2,700        107,073
UBS AG                                               1,200         66,898
                                                               ----------
                                                                  256,688
UNITED KINGDOM - 16.82%
AstraZeneca Group PLC                                1,300         52,215
Barclays PLC                                        10,400         77,356
Cadbury Schweppes PLC                                9,100         53,848
Diageo PLC                                           6,700         71,652
GlaxoSmithKline PLC                                  2,100         42,452
HSBC Holdings PLC                                    5,300         62,724
Unilever PLC                                        10,700         85,335
Vodafone Group PLC                                  28,000         54,843
                                                               ----------
                                                                  500,425
UNITED STATES - 38.39%
Bank of America Corp.                                1,000         79,030
Bank One Corp. *                                     2,000         74,360
Citigroup, Inc. *                                    1,800         77,040
Eli Lilly & Company *                                1,130         77,936
Exxon Mobil Corp. *                                  2,000         71,820
First Data Corp. *                                   1,600         66,304
General Electric Company *                           2,000         57,360
International Business Machines Corp. *                900         74,250
Johnson & Johnson *                                  1,700         87,890
Microsoft Corp.                                      3,000         76,830
Pfizer, Inc. *                                       2,400         81,960
The Coca-Cola Company *                              2,000         92,820
The Procter & Gamble Company *                       1,100         98,098
Verizon Communications, Inc. *                       1,800         71,010
Wells Fargo & Company *                              1,100         55,440
                                                               ----------
                                                                1,142,148
TOTAL COMMON STOCK
(Cost: $2,692,325)                                             $2,618,688
                                                               ----------


                                                  PRINCIPAL
                                                   AMOUNT        VALUE
                                                   ------        -----
SHORT TERM INVESTMENTS - 8.14%
Navigator Securities Lending Trust, 1.14%         $242,217     $  242,217
                                                               ----------
REPURCHASE AGREEMENTS - 3.83%
Repurchase Agreement with
  State Street Corp. dated
  06/30/2003 at 0.40%, to be
  repurchased at $114,001 on
  07/01/2003, collateralized
  by $100,000 U.S. Treasury
  Notes, 7.00% due 07/15/2006
  (valued $118,679, including
  interest).                                      $114,000     $  114,000
                                                               ----------

TOTAL INVESTMENTS (GLOBAL EQUITY SELECT
TRUST) (Cost: $3,048,542)                                      $2,974,905
                                                               ==========

The Trust has the following five top industry concentrations at June 30, 2003 (as a percentage of total value of investments):

Banking                                              15.32%
Food & Beverages                                     10.58%
Drugs & Health Care                                   6.78%
Petroleum Services                                    5.98%
Pharmaceuticals                                       5.37%

REAL ESTATE SECURITIES TRUST

                                                   SHARES        VALUE
                                                   ------        -----
COMMON STOCK - 92.64%
HOTELS & RESTAURANTS - 5.81%
Hilton Hotels Corp. * (a)                          806,000    $10,308,740
Host Marriott Corp. *                            1,000,000      9,150,000
Starwood Hotels & Resorts
  Worldwide, Inc. *                                294,400      8,416,896
                                                              -----------
                                                               27,875,636

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  SHARES           VALUE
                                                  ------           -----
REAL ESTATE - 86.83%
Archstone-Smith Trust, REIT *                     835,700       $ 20,056,800
Arden Realty, Inc., REIT *                        381,500          9,899,925
Avalon Bay Communities, Inc., REIT * (a)          157,700          6,724,328
Boardwalk Equities Inc *                          208,000          2,360,800
Boston Properties, Inc., REIT *                   413,700         18,120,060
BRE Properties, Inc., Class A, REIT *             421,600         13,997,120
Brookfield Properties Corp. *                     623,500         13,249,375
CarrAmerica Realty Corp., REIT *                  297,500          8,273,475
Catellus Development Corp. *                      797,000         17,534,000
CenterPoint Properties Corp., REIT *              149,900          9,166,385
Chelsea Property Group, Inc., REIT *              506,800         20,429,108
Crown American Realty Trust, REIT *                77,500            832,350
Developers Diversified Realty Corp. *             443,700         12,618,828
Equity Residential, REIT *                        915,400         23,754,630
Essex Property Trust, REIT *                      153,100          8,764,975
General Growth Properties, Inc., REIT * (a)       464,500         29,003,380
Highwoods Properties, Inc. *                      422,900          9,430,670
Home Properties of New York, Inc., REIT *         192,400          6,780,176
Kimco Realty Corp., REIT *                        217,900          8,258,410
Liberty Property Trust, REIT *                    199,700          6,909,620
Mack-California Realty Corp., REIT *              519,700         18,906,686
Pan Pacific Retail Properties, Inc. *             382,000         15,031,700
Pennsylvania Real Estate Investment SBI * (a)     128,300          3,842,585
Post Properties, Inc., REIT * (a)                  83,500          2,212,750
Prologis *                                      1,231,000         33,606,300
Reckson Associates Realty Corp., REIT * (a)       330,900          6,902,574
Regency Centers Corp., REIT * (a)                 276,400          9,668,472
Rouse Company, REIT *                             318,800         12,146,280
Simon Property Group, Inc., REIT *                941,600         36,750,649
SL Green Realty Corp. * (a)                       258,500          9,019,065
Taubman Centers, Inc., REIT * (a)                 348,700          6,681,091
United Dominion Realty Trust, Inc., REIT *        929,500         16,005,990
                                                                ------------
                                                                 416,938,557

TOTAL COMMON STOCK
(Cost: $395,937,055)                                            $444,814,193
                                                                ------------

                                              PRINCIPAL
                                               AMOUNT              VALUE
                                               ------              -----
SHORT TERM INVESTMENTS - 5.02%
Navigator Securities Lending
  Trust, 1.14%                               $12,124,434        $ 24,124,434
                                                                ------------

REPURCHASE AGREEMENTS - 2.34%
Repurchased Agreement with
  State Street Corp., dated
  06/30/2003 at 0.40% to be
  repurchased at $11,219,125
  on 07/01/2003,
  collateralized by
  $8,980,000 U.S. Treasury
  Bonds, 12.750% due
  11/15/2010 (valued at
  $11,449,500, including
  interest).                                  11,219,000        $ 11,219,000
                                                                ------------

TOTAL INVESTMENTS (REAL ESTATE
SECURITIES TRUST) (Cost: $431,280,489)                          $480,157,627
                                                                ============

CORE VALUE TRUST

                                                  SHARES             VALUE
                                                  ------             -----
COMMON STOCK - 89.08%
AEROSPACE - 7.96%
General Dynamics Corp. *                             990           $  71,775
Raytheon Company *                                 2,510              82,428
United Technologies Corp. *                        1,300              92,079
                                                                   ---------
                                                                     246,282
AIR TRAVEL - 2.15%
Southwest Airlines Company *                       3,875              66,650
                                                                   ---------

BANKING - 6.79%
Bank of America Corp.                              1,475             116,569
US Bancorp *                                       3,815              93,468
                                                                   ---------
                                                                     210,037
BROADCASTING - 3.67%
Viacom, Inc., Class B *                            2,600             113,516
                                                                   ---------
BUSINESS SERVICES - 0.78%
EMC Corp. *                                        2,320              24,290
                                                                   ---------

CABLE AND TELEVISION - 3.47%
Comcast Corp.-Special Class A * (a)                3,720             107,248
                                                                   ---------

CELLULAR COMMUNICATIONS - 3.85%
Nextel Communications, Inc., Class A *             6,590             119,147
                                                                   ---------

COMPUTERS & BUSINESS EQUIPMENT - 7.22%
Cisco Systems, Inc. *                              5,470              90,747
Hewlett-Packard Company *                          6,235             132,806
                                                                   ---------
                                                                     223,553
COSMETICS & TOILETRIES - 2.29%
The Procter & Gamble Company *                       795              70,898
                                                                   ---------

CRUDE PETROLEUM & NATURAL GAS - 0.86%
Devon Energy Corp. *                                 500              26,700
                                                                   ---------

DRUGS & HEALTH CARE - 2.94%
Cardinal Health, Inc. *                            1,415              90,985
                                                                   ---------

ELECTRICAL EQUIPMENT - 2.51%
General Electric Company *                         2,705              77,579
                                                                   ---------

FINANCIAL SERVICES - 8.75%
Citigroup, Inc. *                                  2,185              93,518
J.P. Morgan Chase & Company *                      1,435              49,048
MBNA Corp. *                                       6,150             128,166
                                                                   ---------
                                                                     270,732
FOOD & BEVERAGES - 4.10%
PepsiCo, Inc. *                                    2,850             126,825
                                                                   ---------
HEALTHCARE PRODUCTS - 1.28%
Johnson & Johnson *                                  765              39,551
                                                                   ---------
HOUSEHOLD PRODUCTS - 1.80%
Newell Rubbermaid, Inc. * (a)                      1,985              55,580
                                                                   ---------
INSURANCE - 5.03%
American International Group, Inc. *               1,250              68,975
Marsh & McLennan Companies, Inc. *                 1,695              86,564
                                                                   ---------
                                                                     155,539

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  SHARES                VALUE
                                                  ------                -----
PETROLEUM SERVICES - 6.18%
ChevronTexaco Corp. *                              1,133             $   81,803
ConocoPhillips *                                   1,045                 57,266
Exxon Mobil Corp. *                                1,450                 52,069
                                                                     ----------
                                                                        191,138
PHARMACEUTICALS - 4.66%
Pfizer, Inc. *                                     2,425                 82,813
Wyeth *                                            1,345                 61,265
                                                                     ----------
                                                                        144,078
RETAIL TRADE - 9.10%
Costco Wholesale Corp. *                           2,485                 90,951
CVS Corp. * (a)                                    1,460                 40,924
Lowe's Companies, Inc. *                           1,905                 81,820
Target Corp. *                                     1,790                 67,733
                                                                     ----------
                                                                        281,428
SEMICONDUCTORS - 0.67%
Intel Corp. *                                        995                 20,680
                                                                     ----------

SOFTWARE - 3.02%
Microsoft Corp.                                    3,650                 93,477
                                                                     ----------

TOTAL COMMON STOCK
(Cost: $2,670,329)                                                   $2,755,913
                                                                     ----------

                                               PRINCIPAL
                                                AMOUNT                  VALUE
                                                ------                  -----
SHORT TERM INVESTMENTS - 6.78%
Navigator Securities Lending Trust, 1.14%      $209,714              $  209,714
                                                                     ----------
REPURCHASE AGREEMENTS - 4.14%
Repurchase Agreement with
  State Street Corp., dated
  06/30/2003 at 0.40%, be to
  repurchased at $128,001 on
  07/01/2003, collateralized
  by $90,000 U.S. Treasury
  Bonds, 8.125% due
  08/15/2021 (valued at
  $133,763, including
  interest).                                   $128,000              $  128,000
                                                                     ----------

TOTAL INVESTMENTS (CORE VALUE TRUST)
(Cost: $3,008,043)                                                   $3,093,627
                                                                     ==========

HIGH GRADE BOND TRUST


                                                 PRINCIPAL
                                                  AMOUNT               VALUE
                                                  ------               -----
U.S. TREASURY OBLIGATIONS - 54.35%
U.S. TREASURY BONDS - 17.88%
6.00% due 02/15/2026                            $ 3,219,000         $ 3,847,838
7.25% due 08/15/2022                              3,709,000           5,025,261
7.50% due 11/15/2016                              9,703,000          13,171,444
                                                                    -----------
                                                                     22,044,543
U.S. TREASURY NOTES - 36.47%
3.25% due 08/15/2007                             11,412,000          11,909,940
5.00% due 02/15/2011                             27,285,000          30,626,348
6.00% due 08/15/2009                              2,068,000           2,439,351
                                                                    -----------
                                                                     44,975,639

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $65,974,993)                                                 $67,020,182
                                                                    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.19%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.45%
5.25% due 01/15/2006                              2,414,000           2,627,856
6.625% due 09/15/2009                            12,655,000          15,188,228
                                                                    -----------
                                                                     17,816,084
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.85%
5.50% due 02/15/2006                              4,222,000           4,634,819
FRN 5.095% due 12/01/2011                           101,245             109,993
                                                                    -----------
                                                                      4,744,812
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.89%
5.50% due 03/15/2033                              4,604,706           4,804,722
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $27,155,427)                                                 $27,365,618
                                                                    -----------

ASSET BACKED SECURITIES - 21.27%
AGRICULTURE - 2.59%
CNH Equipment Trust,
   Series 2001-B, Class A4,
   FRN 4.45% due 04/15/2007                       2,124,000           2,209,097
   Series 2003-A, Class A4B,
   2.57% due 09/15/2009                             996,000             990,242
                                                                    -----------
                                                                      3,199,339
AUTO SERVICES - 7.92%
Carmax Auto Owner Trust,
   Series 2002-2, Class A4,
   FRN 3.34% due 02/15/2008                       1,192,000           1,236,151
   Series 2003-1, Class A4,
   FRN 2.16% due 11/16/2009                       1,344,000           1,342,110
Ford Credit Auto Owner Trust,
   Series 2002-A, Class A4A,
   FRN 4.36% due 09/15/2006                       1,055,000           1,104,871
National City Auto Receivables
   Trust, Series 2002-A, Class A4,
   FRN 4.83% due 08/15/2009                       1,559,000           1,650,992
Onyx Acceptance Auto Trust,
   Series 2002-A, Class A4,
   FRN 4.60% due 10/15/2008                         848,000             897,186
   Series 2002-D, Class A4,
   3.10% due 07/15/2009                             414,000             426,490
Onyx Acceptance Auto Trust,
   Series 2003-B, Class A4,
   1.77% due 05/15/2007                           1,302,000           1,304,849
   Series 2003-B, ClassA4,
   2.45% due 03/15/2010                           1,797,000           1,802,055
                                                                    -----------
                                                                      9,764,704
ELECTRIC UTILITIES - 2.01%
CPL Transition Funding LLC,
   Series 2002-1, Class A5,
   FRN 6.25% due 01/15/2017                       2,155,000           2,478,630
                                                                    -----------

ENERGY - 4.82%
Comed Transitional Funding
   Trust, Series 1998-1, Class
   A6, 5.63% due 06/25/2009                       1,416,000           1,559,861
Detroit Edison Securitization
   Funding LLC, Series 2001-1, Class A3,
   FRN 5.875% due 03/01/2010                        914,000           1,021,078
   Series 2001-1, Class A6,
   6.62% due 03/01/2016                           1,959,000           2,333,876

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  PRINCIPAL
                                                   AMOUNT       VALUE
                                                   ------       -----
ENERGY - CONTINUED
PSE & G Transition Funding
  LLC, Series 2001-1, Class
  A8, FRN 6.89% due 12/15/2017                   $  843,000  $  1,025,966
                                                             ------------
                                                                5,940,781
FINANCIAL SERVICES - 3.93%
Citibank Credit Card Issuance
  Trust, Series 2003-A7,
  Class A7, FRN 4.15% due
  07/07/2017                                      1,304,000     1,284,440
WFS Financial 2002 1 Owner
  Trust, Series 2002-1, Class
  A4A, FRN 4.87% due 09/20/2009                     976,000     1,034,408
  Series 2003-1, Class A4,
  FRN 2.74% due 09/20/2010                        2,487,000     2,534,151
                                                             ------------
                                                                4,852,999
TOTAL ASSET BACKED SECURITIES
(Cost: $25,764,743)                                          $ 26,236,453
                                                             ------------

REPURCHASE AGREEMENTS - 2.19%
Repurchase Agreement with
  State Street Corp., dated
  06/30/2003 at 0.40%, to be
  repurchased at $2,697,030
  on 07/01/2003,
  collateralized by
  $2,215,000 U.S. Treasury
  Bonds, 6.25% due 05/15/2030
  (valued at $2,756,982,
  including interest).                            2,697,000  $  2,697,000
                                                             ------------

TOTAL INVESTMENTS (HIGH GRADE BOND
TRUST) (Cost: $121,592,163)                                  $123,319,253
                                                             ============

MONEY MARKET TRUST

                                                 PRINCIPAL
                                                  AMOUNT        VALUE
                                                  ------        -----
U.S. TREASURY OBLIGATIONS - 33.58%
U.S. TREASURY BILLS - 33.58%
0.79% due 11/20/2003                            $50,000,000  $ 49,844,194
0.80% due 09/18/2003                             25,000,000    24,956,111
0.81% due 11/28/2003                             45,000,000    44,848,125
0.92% due 11/28/2003                             40,000,000    39,846,667
1.065% due 07/24/2003                            10,500,000    10,492,856
1.08% due 09/04/2003 - 09/25/2003                53,000,000    52,884,050
1.09% due 08/07/2003 - 09/25/2003                65,000,000    64,867,838
1.095% due 08/14/2003                            30,000,000    29,959,850
1.10% due 10/30/2003                             27,000,000    26,900,175
1.105% due 07/10/2003                             1,900,000     1,899,475
1.11% due 09/18/2003                             30,000,000    29,926,925
1.12% due 07/10/2003                             38,200,000    38,189,304
1.125% due 07/03/2003                            18,800,000    18,798,825
1.14% due 08/14/2003                             30,000,000    29,958,200
1.16% due 08/07/2003                             30,000,000    29,964,233
1.17% due 07/24/2003                             10,000,000     9,992,525
                                                             ------------
                                                              503,329,353

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $503,329,353)                                         $503,329,353
                                                             ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.63%
FEDERAL HOME LOAN BANK - 25.04%
0.85% due 12/23/2003                             11,000,000    10,954,549
0.91% due 08/08/2003                             10,800,000    10,789,626
0.97% due 12/19/2003                             38,000,000    37,824,915
1.00% due 08/13/2003                             50,000,000    49,940,278
1.07% due 08/01/2003                             30,000,000    29,972,358
1.08% due 08/20/2003                             30,000,000    29,955,000
1.10% due 09/03/2003                             30,000,000    29,941,333
1.12% due 08/20/2003                             12,700,000    12,680,244
1.13% due 08/01/2003                             35,000,000    34,965,943
1.15% due 08/01/2003 - 08/08/2003                79,000,000    78,910,588
1.155% due 08/06/2003                            19,000,000    18,978,055
1.23% due 08/08/2003                             30,500,000    30,460,401
                                                             ------------
                                                              375,373,290
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.60%
1.13% due 09/30/2003                             35,500,000    35,398,599
1.15% due 09/30/2003                             21,000,000    20,938,954
1.16% due 07/03/2003                             32,600,000    32,597,899
1.165% due 09/04/2003                            40,000,000    39,915,861
                                                             ------------
                                                              128,851,313
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.99%
0.90% due 08/13/2003                             30,000,000    29,967,750
1.165% due 08/27/2003                            40,000,000    39,926,216
1.12% due 10/15/2003                             40,000,000    39,868,089
1.14% due 08/06/2003                             35,000,000    34,960,100
1.15% due 07/02/2003                             65,000,000    64,997,924
1.17% due 07/02/2003                             30,000,000    29,999,025
1.17% due 07/30/2003                             30,000,000    29,971,725
                                                             ------------
                                                              269,690,829
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $773,915,432)                                         $773,915,432
                                                             ------------

COMMERCIAL PAPER - 12.64%
AGRICULTURE - 3.33%
Cargill, Inc.,
  1.29% due 07/01/2003                           50,000,000    50,000,000
                                                             ------------

BANKING - 0.97%
Royal Bank of Scotland PLC,
  1.12% due 07/08/2003                           14,600,000    14,596,820
                                                             ------------

DRUGS & HEALTH CARE - 1.67%
Abbott Laboratories,
  1.06% due 07/02/2003                           25,000,000    24,999,264
                                                             ------------

FINANCIAL SERVICES - 6.67%
State Street Boston Corp.,
0.95% due 08/20/2003                             20,000,000    19,973,611
1.16% due 08/06/2003                             30,000,000    29,965,200
UBS Finance, Inc.,
1.05% due 07/07/2003                             30,000,000    29,994,750
1.155% due 07/03/2003                            20,000,000    19,998,717
                                                             ------------
                                                               99,932,278

TOTAL COMMERCIAL PAPER
(Cost: $189,528,362)                                         $189,528,362
                                                             ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                               PRINCIPAL
                                                AMOUNT         VALUE
                                                ------         -----
REPURCHASE AGREEMENTS - 2.15%
Repurchase Agreement with State
  Street Corp., dated 06/30/2003
  at 0.92% to be repurchased at
  $32,211,823 on 07/01/2003,
  collateralized by $22,335,000
  U.S. Treasury Bonds, 8.125% due
  08/15/2019 (valued at
  $32,860,369 including interest).           $32,211,000   $   32,211,000
                                                           --------------

TOTAL INVESTMENTS (MONEY MARKET TRUST)
(Cost: $1,498,984,147)                                     $1,498,984,147
                                                           ==============

SMALL CAP INDEX TRUST

                                                  SHARES         VALUE
                                                  ------         -----
COMMON STOCK - 71.91%
ADVERTISING - 0.25%
Aquantive, Inc. *                                  4,459      $   46,820
DoubleClick, Inc. *                               14,280         132,090
Grey Global Group, Inc. *                             93          71,843
ValueClick, Inc. * (a)                             6,743          40,660
                                                              ----------
                                                                 291,413
AEROSPACE - 0.69%
AAR Corp. *                                        3,757          26,524
Aeroflex, Inc.                                     7,267          56,247
BE Aerospace, Inc. *                               5,555          18,387
Curtiss Wright Corp. *                             1,212          76,598
DRS Technologies, Inc. *                           2,576          71,922
EDO Corp. *                                        1,973          34,922
Esterline Technologies Corp.                       2,505          43,612
GenCorp, Inc. *                                    4,307          38,289
Heico Corp. * (a)                                  2,043          24,925
Integral Systems, Inc. *                           1,242          24,691
Integrated Defense Technologies, Inc. *            1,011          15,681
Moog, Inc., Class A                                1,736          60,326
Orbital Sciences Corp., Class A * (a)              5,373          39,223
Teledyne Technologies, Inc. *                      3,676          48,156
Triumph Group, Inc. * (a)                          1,695          47,748
United Defense Industries, Inc. *                  2,326          60,336
United Industrial Corp. *                          1,477          24,075
Viasat, Inc. * (a)                                 2,224          31,892
Woodward Governor Company *                        1,064          45,752
                                                              ----------
                                                                 789,306
AGRICULTURE - 0.11%
Cadiz, Inc. *                                     14,519           1,960
Delta & Pine Land Company *                        4,301          94,536
Tejon Ranch Company * (a)                            864          26,006
                                                              ----------
                                                                 122,502
AIR TRAVEL - 0.32%
Airtran Holdings, Inc. * (a)                       7,630          79,886
Alaska Air Group, Inc. (a)                         2,930          62,849
Atlantic Coast Airlines Holdings, Inc. *           5,001          67,464
Aviall Inc. * (a)                                  2,440          27,133
ExpressJet Holdings, Inc. *                        3,674          55,477
Frontier Airlines, Inc. *                          4,241          38,508
Mesa Air Group, Inc. * (a)                         4,183          33,464
                                                              ----------
                                                                 364,781
APPAREL & TEXTILES - 0.97%
Angelica Corp. *                                   1,197          20,289
Brown Shoe, Inc. *                                 2,031          60,524
Cherokee Inc. *                                      753          15,075
G & K Services, Class A *                          2,331          68,998
Goodys Family Clothing, Inc. *                     2,260          19,549
Interface, Inc., Class A *                         5,914          27,441
K-Swiss, Inc., Class A *                           1,366          47,154
Kellwood Company *                                 2,947          93,214
Maxwell Shoe, Inc. *                               2,017          29,045
Movado Group, Inc. *                               1,045          22,729
Nautica Enterprises, Inc. *                        3,279          42,070
Oakley, Inc.                                       3,286          38,676
Oneida, Ltd. (a)                                   2,076          14,013
Oshkosh B'Gosh, Inc., Class A *                    1,222          32,994
Oxford Industries, Inc. * (a)                        660          27,403
Phillips Van Heusen Corp. *                        3,226          43,970
Quiksilver, Inc. * (a)                             5,256          86,672
Russell Corp. *                                    2,720          51,680
Skechers United States of
  America, Inc., Class A *                         2,266          16,768
Stage Stores, Inc. *                               2,344          55,084
Stride Rite Corp. *                                4,713          46,470
The Gymboree Corp. *                               2,744          46,044
Unifi, Inc. *                                      6,515          40,393
Vans, Inc. *                                       2,994          26,886
Wellman, Inc. *                                    3,891          43,579
Wolverine World Wide, Inc. *                       4,889          94,162
                                                              ----------
                                                               1,110,882
AUTO PARTS - 0.43%
CSK Auto Corp. * (a)                               3,601          52,034
Federal Signal Corp. *                             5,642          99,130
Insurance Auto Auctions, Inc. *                    1,310          16,454
Keystone Automotive Industries, Inc. *             1,304          23,811
Modine Manufacturing Company *                     3,455          66,923
Raytech Corp. *                                    5,149          21,883
Sports Resorts International, Inc. * (a)           3,161          15,426
Standard Motor Products, Inc., Class A *           1,094          12,143
Strattec Security Corp. *                            395          21,014
Superior Industries International, Inc. *          2,429         101,289
TBC Corp. *                                        2,172          41,377
Tower Automotive, Inc. *                           6,766          24,764
                                                              ----------
                                                                 496,248
AUTO SERVICES - 0.08%
Dollar Thrifty Automotive Group, Inc. * (a)        2,845          52,775
Lithia Motors, Inc., Class A *                     1,425          23,042
Spartan Motors, Inc. *                             1,615          13,356
                                                              ----------
                                                                  89,173
AUTOMOBILES - 0.23%
Dura Automotive Systems, Inc. *                    2,050          19,393
Monaco Coach Corp. *                               2,971          45,546
Monro Muffler Brake, Inc. *                          736          20,799
Tenneco Automotive, Inc. *                         4,596          16,546
Thor Industries, Inc. *                            1,787          72,945
United Auto Group, Inc. * (a)                      2,068          45,041
Wabash National Corp. * (a)                        3,159          44,321
                                                              ----------
                                                                 264,591
BANKING - 7.18%
1St Source Corp. * (a)                             1,819          33,761
ABC Bancorp *                                      1,699          24,347
Alabama National BanCorp *                         1,067          51,728
Allegiant Bancorp, Inc.                            1,453          29,423
Amcore Financial, Inc. *                           2,697          62,786
American National Bankshares, Inc. * (a)             939          25,250
Anchor BanCorp Wisconsin, Inc. *                   2,444          58,387
Arrow Financial Corp. *                              757          25,261
Banc Corp. * (a)                                   2,271          15,238
Bancfirst Corp. *                                    358          18,566
Bank Granite Corp. *                               1,723          29,377

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                              SHARES       VALUE
                                              ------       -----
BANKING - CONTINUED
Bank Mutual Corp. * (a)                        1,159     $  37,668
Bank Of The Ozarks, Inc. * (a)                   585        22,675
Bankatlantic Bancorp, Inc., Class A *          4,980        59,212
BankUnited Financial Corp., Class A *          2,864        57,710
Banner Corp. *                                 1,365        27,969
Bay View Capital Corp. *                       7,766        44,888
Berkshire Hill Bancorp, Inc.                     841        23,884
Boston Private Financial Holdings, Inc. *      2,395        50,487
Bostonfed Bancorp Inc. * (a)                     734        19,752
Brookline Bancorp, Inc. *                      6,698        93,772
Bryn Mawr Bank Corp. * (a)                       599        22,205
BSB Bancorp Inc. *                             1,133        28,121
Camden National Corp. *                        1,006        27,665
Capital City Bank Group, Inc. * (a)              856        30,996
Capitol Bancorp, Ltd. * (a)                    1,060        28,726
Cascade Bancorp * (a)                          1,804        31,263
Cathay Bancorp, Inc. * (a)                     1,770        78,907
CB Bancshares, Inc. *                            457        28,358
CCBT Financial Companies, Inc. *               1,199        28,644
Central Coast Bancorp *                        1,266        21,231
Central Pacific Financial Corp. *              1,480        40,996
Century Bancorp, Inc. *                          714        21,263
CFS Bancorp, Inc. *                            1,614        22,757
Chemical Financial Corp. *                     2,741        81,682
Chittenden Corp. *                             3,846       105,188
Citizens First Bancorp, Inc. *                 1,166        25,465
City Holding Company *                         1,846        54,032
CityBank *                                     1,007        27,249
Coastal Bancorp, Inc. *                          557        15,830
Coastal Financial Corp. *                      1,550        20,009
CoBiz, Inc. * (a)                              1,266        16,863
Columbia Bancorp *                               870        20,880
Columbia Banking System, Inc. *                1,614        28,907
Commercial Federal Corp. *                     5,263       111,576
Community Bank Systems, Inc. *                 1,126        42,788
Community Banks, Inc. *                          939        27,926
Community First Bankshares, Inc.               4,464       121,867
Community Trust Bancorp, Inc. *                1,410        36,857
Connecticut Bancshares, Inc. *                 1,230        48,278
Corus Bankshares, Inc. *                       1,009        48,866
CVB Financial Corp. *                          3,801        74,196
Digital Insight Corp. * (a)                    3,458        65,875
Dime Community Bancorp, Inc. *                 2,568        65,356
East West Bancorp, Inc. *                      2,622        94,759
F & M Bancorp *                                1,265        62,390
Farmers Capital Bank Corp. *                     847        27,045
Fidelity Bankshares, Inc. *                    1,807        40,296
Financial Institutions, Inc.                   1,050        24,675
First Bancorp                                    835        21,635
First Bancorp Puerto Rico *                    3,793       104,118
First Busey Corp. * (a)                          978        23,707
First Citizens Bancshares, Inc. *                633        63,832
First Commonwealth Financial Corp. *           6,682        86,599
First Community Bancorp *                      1,164        36,526
First Community Bancshares, Inc. *               978        34,523
First Defiance Financial Corp. *                 985        19,542
First Essex Bancorp, Inc. *                      721        33,988
First Federal Capital Corp. *                  1,992        39,541
First Financial BanCorp *                      4,233        67,728
First Financial Bankshares, Inc. * (a)         1,298        43,431
First Financial Corp.                            747        39,516
First Financial Holdings, Inc. *               1,405        37,991
First Indiana Corp. *                          1,620        27,734
First Merchants Corp. *                        1,764        42,883
First National Corp. *                         1,081        26,657
First Niagara Financial Group, Inc. *          2,803        39,130
First Oak Brook Bancshares, Inc., Class A *      638        21,048
First of Long Island Corp. *                     597        23,821
First Place Financial Corp. *                  1,620        28,058
First Republic Bank *                          1,289        34,287
First Sentinel Bancorp, Inc. *                 2,535        40,484
First South Bancorp, Inc. * (a)                  555        18,459
First Street Bancorporation *                    852        23,439
Firstfed America Bancorp, Inc. *                 894        30,843
Flagstar Bancorp, Inc. * (a)                   2,994        73,203
Flushing Financial Corp. *                     1,127        24,986
FNB Corp. of Virginia                            825        22,333
Frontier Financial Corp. *                     1,739        49,405
GBC Bancorp *                                    897        34,445
German American Bancorp *                      1,225        21,376
Glacier Bancorp, Inc. *                        1,965        48,378
Gold Banc Corp., Inc. * (a)                    4,185        43,984
Great Southern Bancorp, Inc. *                   670        25,822
Hancock Holding Company *                      1,350        63,531
Hanmi Financial Corp. *                        1,142        19,951
Harleysville National Corp. *                  2,124        57,475
Hudson River Bancorp, Inc.                     1,879        52,462
Humboldt Bancorp *                             1,448        21,662
IBERIABANK Corp.                                 730        35,624
Independent Bank Corp. - MA *                  1,367        30,881
Independent Bank Corp. - MI                    2,088        53,641
Integra Bank Corp. *                           1,945        33,473
Interchange Financial Services Corp.           1,469        29,116
Irwin Financial Corp. (a)                      1,834        47,501
Lakeland Bancorp, Inc. * (a)                   1,541        24,625
Lakeland Financial Corp.                         825        25,064
Local Financial Corp.                          2,180        31,479
LSB Bancshares, Inc. *                         1,324        22,918
Macatawa Bank Corp. *                            989        23,825
MAF Bancorp, Inc. *                            2,098        77,773
Main Street Banks, Inc. * (a)                  1,269        32,106
MainSource Financial Group, Inc. *             1,011        24,638
MassBank Corp. *                                 550        19,894
MB Financial, Inc. *                           1,332        53,333
Merchants Bancshares, Inc. *                     792        20,592
Mid-State Bancshares *                         2,799        55,280
Midwest Banc Holdings, Inc. (a)                1,144        22,216
Nara Bancorp Inc. *                            1,132        21,508
National Penn Bancshares, Inc. * (a)           2,243        62,983
NBC Capital Corp.                                928        23,478
Netbank, Inc.                                  5,893        77,552
Northwest Bancorp, Inc. *                      1,252        20,032
Oceanfirst Financial Corp.                     1,082        27,158
Old Second Bancorp, Inc.                         703        30,124
Omega Financial Corp.                            864        29,549
Oriental Financial Group, Inc. *               1,528        39,254
Pacific Capital Bancorp *                      3,901       136,730
Pacific Northwest Bancorp *                    1,918        66,670
Pacific Union Bank *                           1,538        20,886
Parkvale Financial Corp. *                     1,032        25,367
Partners Trust Financial Group *                 839        16,008
Peapack Gladstone Financial, Corp. * (a)         860        27,546
Pennrock Financial Services, Corp. *             920        24,849
Peoples Bancorp, Inc. *                        1,179        29,793
Peoples Holding Company *                        679        30,046
PFF Bancorp, Inc. *                            1,104        42,670
Port Financial Corp. *                           382        20,582
PrivateBankcorp, Inc. * (a)                      815        22,225

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES      VALUE
                                                   ------      -----
BANKING - CONTINUED
Prosperity Bancshares, Inc. *                       1,426    $   27,451
Provident Bankshares Corp. *                        2,735        69,496
Quaker City Bancorp, Inc. *                           464        19,047
R & G Financial Corp., Class B *                    1,709        50,757
Republic Bancorp, Inc. *                            5,960        79,983
Republic Bancorp, Inc., Class A (a)                   918        13,614
Republic Bancshares, Inc. *                           655        16,382
Riggs National Corp. *                              1,721        26,194
Royal Bancshares Pennsylvania, Inc., Class A *        912        19,471
S & T Bancorp, Inc. *                               2,884        79,108
S Y Bancorp, Inc. * (a)                               723        25,573
Sandy Spring Bancorp, Inc. *                        1,626        51,382
Santander Bancorp *                                   963        15,755
Seacoast Banking Corp. *                            1,335        22,748
Second Bancorp, Inc. *                              1,087        28,045
Simmons First National Corp., Class A *             1,719        34,397
South Financial Group, Inc. *                       5,486       127,988
Southwest BanCorp of Texas, Inc. *                  3,273       106,405
Southwest Bancorp, Inc. *                             900        24,669
St. Francis Capital Corp. *                           905        26,308
State Bancorp, Inc. *                               1,250        24,453
Staten Islands Bancorp, Inc. *                      6,378       124,243
Sterling Bancorp *                                  1,220        34,026
Sterling Bancshares, Inc. *                         4,596        60,116
Suffolk Bancorp * (a)                               1,186        38,189
Summit Bankshares, Inc. *                             872        20,475
Sun Bancorp, Inc. * (a)                               906        18,283
Sun Bancorp, Inc. of New Jersey *                     949        18,885
Superior Financial Corp. *                            875        21,000
Susquehanna Bancshares, Inc. *                      4,371       102,063
Texas Regional Bancshares, Inc., Class A *          2,790        96,813
The Trust Company of New Jersey *                   2,108        63,872
Tompkins Trustco, Inc. *                              835        37,283
Trico Bancshares *                                    648        16,479
Troy Financial Corp. * (a)                            922        25,032
TrustCo Bank Corp. *                                8,642        95,753
U.S.B. Holding Company, Inc. *                      1,399        24,832
UCBH Holdings, Inc. *                               4,299       123,295
Umpqua Holdings Corp. *                             3,455        65,610
Union Bankshares Corp. *                              973        27,507
United Bankshares, Inc. *                           4,062       116,376
United Community Banks, Inc. *                      2,116        52,858
United National Bancorp * (a)                       1,924        53,083
Unizan Financial Corp. *                            2,735        48,054
Virginia Financial Group, Inc. *                      951        26,628
W Holding Company, Inc. *                           5,101        86,309
Warwick Community Bancorp * (a)                       630        18,428
Washington Trust Bancorp, Inc. *                    1,688        38,807
Waypoint Financial Corp. *                          3,706        66,856
Wesbanco, Inc. *                                    2,205        53,582
West Coast Bancorp *                                2,010        36,582
Westfield Financial, Inc. *                           845        15,894
WFS Financial, Inc. *                                 893        29,924
Wintrust Financial Corp. *                          1,705        50,468
Yardville National Bancorp *                        1,064        20,748
                                                             ----------
                                                              8,246,516
BIOTECHNOLOGY - 1.49%
Adolor Corp. * (a)                                  3,852        47,264
Applera Corp. - Celera Genomics Group               8,164        84,253
Arena Pharmaceuticals, Inc. *                       2,499        16,593
Bio-Rad Laboratories, Inc., Class A *               1,965       108,763
Cell Therapeutics, Inc. * (a)                       4,175        40,623
Ciphergen Biosystems, Inc. *                        2,500        25,625
Covance, Inc. *                                     7,324       132,564
Digene Corp.                                        1,323        36,025
Exact Sciences Corp. * (a)                          1,635        17,920
Exelixis, Inc. *                                    6,080        42,195
Integra Lifesciences Holdings, Inc. *               2,218        58,511
Intermune, Inc. * (a)                               2,952        47,557
Kosan Biosciences, Inc. *                           2,372        13,995
Lexicon Genetics, Inc.                              4,572        30,678
Martek Biosciences Corp. * (a)                      2,690       115,509
Medarex, Inc. * (a)                                 8,896        58,625
MGI Pharma, Inc. * (a)                              2,990        76,634
Myriad Genetics, Inc. * (a)                         3,299        44,899
Neose Technologies, Inc. * (a)                      1,646        16,476
Neurocrine Biosciences, Inc. *                      3,288       164,203
Progenics Pharmaceuticals, Inc. * (a)               1,057        15,918
Protein Design Labs, Inc. *                        10,999       153,766
Sangstat Medical Corp. * (a)                        3,421        44,781
Serologicals Corp. *                                2,757        37,578
Tanox, Inc. * (a)                                   2,856        45,839
Telik, Inc. * (a)                                   3,732        59,973
Transkaryotic Therapies, Inc. * (a)                 3,562        41,105
Trimeris, Inc. * (a)                                1,719        78,524
Tularik, Inc. * (a)                                 5,094        50,634
                                                             ----------
                                                              1,707,030
BROADCASTING - 0.52%
Crown Media Holdings, Inc., Class A *               3,265        13,484
Gray Television, Inc., Class A *                    1,618        19,901
LodgeNet Entertainment Corp. *                      1,613        17,662
Mediacom Communications Corp., Class A *            6,504        64,195
Paxson Communications Corp. *                       4,200        25,158
Regent Communications, Inc. *                       3,665        21,624
Saga Communications, Inc., Class A *                1,815        35,302
Salem Communications Corp., Class A *               1,054        21,092
Sinclair Broadcast Group, Inc., Class A *           3,588        41,657
Sirius Satellite Radio, Inc. * (a)                 97,628       164,991
Spanish Broadcasting Systems, Inc., Class A *       4,542        37,017
World Wrestling Entertainment, Inc., Class A *      1,629        16,762
XM Satellite Radio Holdings, Inc., Class A * (a)    7,882        87,096
Young Broadcasting, Inc., Class A *                 1,747        36,914
                                                             ----------
                                                                602,855
BUILDING MATERIALS & CONSTRUCTION - 0.64%
Apogee Enterprises, Inc. *                          3,721        33,563
Butler Manufacturing Company *                      1,052        17,390
Dycom Industries, Inc. *                            5,604        91,345
ElkCorp *                                           2,418        54,405
Griffon Corp. *                                     3,112        49,792
Haemonetics Corp.                                   2,159        40,373
Hughes Supply, Inc. *                               2,778        96,397
Insituform Technologies, Inc., Class A *            2,648        46,817
Lennox International, Inc. *                        5,006        64,427
LSI Industries, Inc. *                              2,137        23,721
NCI Building Systems, Inc.                          2,260        37,742
Standard-Pacific Corp. *                            3,664       121,498
Trex Company, Inc. * (a)                              755        29,634
U.S. Concrete, Inc. *                               3,685        14,150
WCI Commmunities, Inc. *                              886        17,038
                                                             ----------
                                                                738,292
BUSINESS SERVICES - 3.46%
ABM Industries, Inc. *                              4,414        67,976
Administaff, Inc. * (a)                             2,418        24,905
Advanced Marketing Services, Inc. * (a)             1,996        25,948
ADVO, Inc. *                                        2,217        98,435
American Management Systems, Inc. *                 4,850        69,258

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                              SHARES                  VALUE
                                                                              ------                  -----
BUSINESS SERVICES - CONTINUED
Answerthink Consulting Group                                                  6,877                 $  13,273
Arbitron, Inc. *                                                              3,440                   122,808
Banta Corp. *                                                                 2,782                    90,053
Black Box Corp.                                                               2,389                    86,482
Bowne & Company, Inc. *                                                       3,971                    51,742
Bright Horizons Family Solutions, Inc. *                                      1,217                    40,843
Central Parking Corp. *                                                       2,255                    27,872
Charles River Associates, Inc. *                                              1,012                    28,609
Clark, Inc. *                                                                 2,161                    25,824
Coinstar, Inc. *                                                              2,697                    50,865
Compucom Systems, Inc. *                                                      2,960                    13,379
Compucredit Corp. *                                                           2,172                    26,390
Computer Horizons Corp. *                                                     4,895                    22,223
Cornell Corrections, Inc. *                                                   1,745                    26,419
Corporate Executive Board Company *                                           4,348                   177,485
Costar Group, Inc. *                                                          1,584                    47,298
Digimarc Corp. * (a)                                                          1,321                    20,740
eFunds Corp. *                                                                5,774                    66,574
Electro Rent Corp. *                                                          1,976                    21,301
Ennis Business Forms, Inc. *                                                  2,151                    31,297
Entrust Technologies, Inc. *                                                  7,372                    21,674
Euronet Worldwide, Inc. * (a)                                                 2,128                    23,004
FactSet Research Systems, Inc. * (a)                                          2,504                   110,301
Fidelity National Information Solutions, Inc. * (a)                           1,817                    47,387
First Consulting Group *                                                      2,806                    13,104
Forrester Research, Inc. *                                                    1,917                    31,362
FTI Consulting, Inc. * (a)                                                    2,797                    69,841
Gartner Group, Inc., Class A *                                               10,397                    78,809
GSI Commerce, Inc. *                                                          2,586                    17,275
Healthcare Services Group Inc. *                                              1,440                    20,693
Heidrick & Struggles International, Inc. * (a)                                2,395                    30,225
Information Holdings, Inc. *                                                  1,243                    22,685
Insight Enterprises, Inc. *                                                   5,358                    53,902
John H. Harland Company                                                       3,409                    89,179
Kelly Services, Inc., Class A                                                 2,000                    46,900
Korn/Ferry International * (a)                                                4,702                    38,086
Kroll, Inc.                                                                   3,411                    92,302
Labor Ready, Inc.                                                             5,100                    36,567
Legato Systems, Inc. * (a)                                                   10,439                    87,583
Lightbridge, Inc. *                                                           3,859                    33,805
MAXIMUS, Inc. * (a)                                                           1,908                    52,718
McGrath Rentcorp *                                                            1,127                    30,136
Memberworks, Inc. * (a)                                                       1,010                    19,948
MPS Group, Inc. *                                                            11,223                    77,214
Navigant Consulting Company *                                                 5,127                    60,755
New England Business Service, Inc. *                                          1,384                    41,520
On Assignment, Inc.                                                           3,658                    14,632
Paxar Corp.                                                                   3,846                    42,306
Penton Media, Inc. *                                                          1,839                     1,085
Pre-Paid Legal Services, Inc. (a)                                             1,419                    34,808
PRG-Schultz International, Inc. * (a)                                         4,953                    29,223
Quest Software, Inc. * (a)                                                    4,557                    54,228
R.H. Donnelley Corp. *                                                        3,213                   117,178
Rent-Way, Inc. *                                                              4,313                    20,055
Resource America, Inc. *                                                      2,294                    23,743
Resources Connection, Inc. *                                                  2,350                    56,071
Right Management Consultants, Inc. *                                          1,888                    23,883
Rollins, Inc. *                                                               2,464                    46,446
Roto Rooter, Inc. *                                                           1,209                    46,172
Sapient Corp. *                                                              10,319                    28,584
Scansource, Inc. * (a)                                                        1,272                    34,026
Seachange International, Inc. *                                               3,023                    28,839
Sonicwall, Inc. *                                                             7,050                    33,840
Sothebys Holdings, Inc., Class A *                                            5,819                    43,293
SOURCECORP, Inc. *                                                            1,809                    39,074
Spherion Corp. *                                                              7,896                    54,877
SRA International, Inc., Class A *                                              689                    22,048
StarTek, Inc. *                                                               1,340                    35,242
Surmodics, Inc. * (a)                                                         1,512                    46,116
Sykes Enterprises, Inc. *                                                     3,713                    18,157
Systems & Computer Technology Corp. *                                         4,230                    38,070
TALX Corp. * (a)                                                              1,466                    33,117
Teletech Holdings, Inc. *                                                     5,658                    23,933
The InterCept Group, Inc. * (a)                                               2,149                    17,966
Tier Technologies Inc., Class B *                                             1,995                    15,461
TRC Companies, Inc. * (a)                                                     1,307                    19,291
URS Corp. *                                                                   2,985                    58,088
Vastera, Inc. *                                                               3,943                    23,540
Volt Information Sciences, Inc. *                                             1,143                    15,602
Wackenhut Corrections Corp. *                                                 1,225                    16,795
Water Pik Technology, Inc. * (a)                                              2,162                    16,799
Watson Wyatt & Company Holdings, Class A *                                    2,437                    56,490
Wind River Systems, Inc. *                                                    9,260                    35,281
Wireless Facilities, Inc. *                                                   2,912                    34,653
Zomax Optical Media, Inc. *                                                   3,987                    13,038
                                                                                                    ---------
                                                                                                    3,978,925
CABLE AND TELEVISION - 0.09%
Insight Communications Company, Inc., Class A *                               5,012                    66,058
TiVo, Inc. *                                                                  2,728                    33,691
                                                                                                    ---------
                                                                                                       99,749
CELLULAR COMMUNICATIONS - 0.14%
AirGate PCS, Inc. * (a)                                                       1,715                     2,058
Boston Communications Group, Inc. * (a)                                       1,574                    26,962
Nextel Partners, Inc., Class A * (a)                                          8,409                    61,386
Western Wireless Corp., Class A * (a)                                         6,264                    72,224
                                                                                                    ---------
                                                                                                      162,630
CHEMICALS - 1.70%
A. Schulman, Inc. *                                                           3,449                    55,391
Airgas, Inc.                                                                  6,700                   112,225
Albany Molecular Research, Inc. *                                             2,562                    38,686
AmCol International Corp. *                                                   2,498                    19,234
Arch Chemicals, Inc. *                                                        2,388                    45,611
Cabot Microelectronics Corp. * (a)                                            2,673                   134,906
Calgon Carbon Corp. *                                                         4,396                    25,277
Cambrex Corp. *                                                               2,754                    63,397
Crompton Corp. *                                                             13,540                    95,457
Cytec Industries, Inc. *                                                      4,591                   155,176
Ferro Corp. *                                                                 3,762                    84,758
FMC Corp. *                                                                   3,441                    77,870
Georgia Gulf Corp. *                                                          3,149                    62,350
Great Lakes Chemical Corp. *                                                  4,252                    86,741
H.B. Fuller Company *                                                         3,290                    72,446
MacDermid, Inc. *                                                             3,023                    79,505
Material Sciences Corp.                                                       1,791                    17,373
Millennium Chemicals, Inc. *                                                  7,562                    71,915
Minerals Technologies, Inc.                                                   2,322                   112,988
Octel Corp. *                                                                 1,342                    18,654
Olin Corp. * (a)                                                              5,939                   101,557
Omnova Solutions, Inc. *                                                      5,574                    22,519
Penford Corp. *                                                               1,479                    16,520
Polyone Corp. *                                                              10,202                    45,399
Quaker Chemical Corp. *                                                         954                    23,898
Solutia, Inc. *                                                              13,930                    30,367
Stepan Chemical Company *                                                       793                    17,922
Techne Corp. * (a)                                                            4,856                   147,331
Valhi, Inc. *                                                                 2,935                    28,235

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                                             SHARES                  VALUE
                                                                             ------                  -----
CHEMICALS - CONTINUED
W. R. Grace & Company *                                                       8,127               $    35,840
WD-40 Company * (a)                                                           1,939                    55,358
                                                                                                  -----------
                                                                                                    1,954,906
COAL - 0.19%
Arch Coal, Inc. *                                                             5,363                   123,242
Massey Energy Corp. * (a)                                                     7,454                    98,020
                                                                                                  -----------
                                                                                                      221,262
COLLEGES & UNIVERSITIES - 0.31%
Corinthian Colleges, Inc. *                                                   4,382                   212,834
ITT Educational Services, Inc. *                                              4,968                   145,314
                                                                                                  -----------
                                                                                                      358,148
COMMERCIAL SERVICES - 0.03%
Idine Rewards Network, Inc. * (a)                                             2,233                    30,681
                                                                                                  -----------
COMPUTERS & BUSINESS EQUIPMENT - 2.72%
Advanced Digital Information Corp. *                                          7,636                    76,284
Aether Systems, Inc. * (a),                                                   4,879                    23,907
Allen Telecom, Inc. *                                                         3,208                    52,996
Anteon International Corp. *                                                  1,800                    50,238
Applied Films Corp. * (a)                                                     1,336                    34,576
Avanex Corp. *                                                                7,327                    29,308
Avocent Corp.                                                                 4,924                   147,375
Benchmark Electronics, Inc. *                                                 2,690                    82,744
Brooks Automation, Inc. * (a)                                                 4,727                    53,604
CACI International, Inc., Class A *                                           3,336                   114,425
Cognizant Technology Solutions Corp., Class A *                               6,888                   167,792
Computer Network Technology Corp. * (a)                                       3,415                    27,662
Concurrent Computer Corp. *                                                   8,838                    25,807
Cray, Inc. *                                                                  6,880                    54,352
Datastream Systems, Inc. *                                                    2,153                    22,800
Drexler Technology Corp. * (a)                                                1,207                    18,709
Echelon Corp. * (a)                                                           3,089                    42,536
EMS Technologies, Inc. *                                                      1,485                    19,424
Enterasys Networks, Inc. *                                                   20,347                    61,651
Extreme Networks, Inc. *                                                     12,758                    67,617
Falconstor Software, Inc. * (a)                                               4,389                    29,362
FileNET Corp. *                                                               4,013                    72,395
FSI International, Inc. *                                                     4,705                    18,350
Helix Technology Corp. *                                                      3,254                    43,050
Hypercom Corp. *                                                              4,523                    18,770
Infocus Corp. *                                                               4,867                    22,972
Intergraph Corp. *                                                            5,397                   116,036
Interland, Inc. *                                                            16,529                    16,198
Iomega Corp.                                                                  6,157                    65,264
Ixia *                                                                        3,141                    20,197
Kronos, Inc. *                                                                2,329                   118,337
Maxtor Corp. *                                                               23,722                   178,152
Metro One Telecomm, Inc. * (a)                                                3,172                    16,368
Micros Systems, Inc. *                                                        1,980                    65,300
Microtune, Inc. * (a)                                                         5,540                    17,728
MTS Systems Corp. *                                                           2,452                    36,142
NetScreen Technologies, Inc. * (a)                                            1,397                    31,502
Nuance Communications, Inc. * (a)                                             4,323                    23,344
Overland Storage, Inc. *                                                      1,014                    20,625
Palm, Inc. *                                                                  3,642                    59,255
PEC Solutions, Inc. * (a)                                                     1,039                    16,728
Pinnacle Systems, Inc. *                                                      7,440                    79,608
Plexus Corp. * (a)                                                            5,264                    60,694
Quantum Corp. *                                                              17,591                    71,244
Radiant Systems, Inc. * (a)                                                   2,485                    16,749
RadiSys Corp. *                                                               2,291                    30,241
Rainbow Technologies, Inc. *                                                  3,135                    26,365
Redback Networks, Inc. (a)                                                   17,512                    15,761
Riverstone Networks, Inc. *                                                  12,334                    14,554
Sandisk Corp. * (a)                                                           7,121                   287,332
Silicon Storage Technology, Inc. *                                            9,189                    38,502
Standard Microsystems Corp. *                                                 1,853                    28,110
Turnstone Systems, Inc. *                                                     6,458                    16,210
Universal Display Corp. * (a)                                                 2,616                    23,335
Western Digital Corp. * (a)                                                  22,744                   234,263
                                                                                                  -----------
                                                                                                    3,122,850
CONSTRUCTION MATERIALS - 0.70%
Ameron International Corp. *                                                    792                    27,538
Applied Industrial Technologies, Inc. *                                       2,120                    44,732
Centex Construction Products, Inc. *                                            747                    29,947
Clarcor, Inc. *                                                               2,803                   108,056
Comfort Systems USA, Inc. *                                                   6,578                    17,300
EMCOR Group, Inc. *                                                           1,673                    82,579
Florida Rock Industries, Inc. *                                               2,230                    92,055
Granite Construction, Inc. *                                                  3,658                    70,087
JLG Industries, Inc.                                                          5,219                    35,489
Regal Beloit Corp.                                                            2,747                    52,468
Simpson Manufacturing, Inc. *                                                 1,629                    59,621
Standex International Corp. *                                                 1,391                    29,211
Trinity Industries, Inc. * (a)                                                4,162                    77,039
USG Corp. * (a)                                                               4,282                    81,358
                                                                                                  -----------
                                                                                                      807,480
CONSTRUCTION & MINING EQUIPMENT - 0.19%
Astec Industries, Inc. *                                                      2,335                    20,361
Carbo Ceramics, Inc. *                                                        1,061                    39,469
CDI Corp. * (a)                                                               1,334                    34,631
Dril-Quip, Inc. *                                                               982                    17,872
Gulf Islands Fabrication, Inc. *                                              1,008                    17,055
Kaman Corp., Class A *                                                        2,960                    34,603
Parker Drilling Company *                                                    11,402                    33,180
RPC, Inc. *                                                                   1,713                    18,843
                                                                                                  -----------
                                                                                                      216,014
CONTAINERS & GLASS - 0.20%
Greif Brothers Corp., Class A *                                               1,700                    39,100
Jarden Corp. * (a)                                                            1,278                    35,362
Longview Fibre Company *                                                      6,429                    52,718
Mobile Mini, Inc. * (a)                                                       1,505                    24,577
Silgan Holdings, Inc. *                                                       1,196                    37,411
West Pharmaceutical Services, Inc. *                                          1,556                    38,122
                                                                                                  -----------
                                                                                                      227,290
COSMETICS & TOILETRIES - 0.14%
Chattem, Inc. *                                                               1,395                    26,226
Del Labs, Inc. * (a)                                                            684                    16,074
Elizabeth Arden, Inc. * (a)                                                   1,642                    21,625
Natures Sunshine Products, Inc. *                                             1,806                    14,466
Nu Skin Enterprises, Inc., Class A *                                          5,381                    56,231
Playtex Products, Inc. *                                                      3,740                    24,011
                                                                                                  -----------
                                                                                                      158,633
CRUDE PETROLEUM & NATURAL GAS - 0.57%
Cabot Oil & Gas Corp., Class A *                                              3,221                    88,932
Cascade Natural Gas Corp. *                                                   1,716                    32,776
Chesapeake Energy Corp. *                                                    21,133                   213,443
Harvest Natural Resources, Inc. *                                             4,031                    25,677
Hydril Company *                                                              1,271                    34,635
Nuevo Energy Company                                                          2,236                    39,018
Patina Oil & Gas Corp. *                                                      2,661                    85,551
Quicksilver Resources, Inc. *                                                 1,204                    28,836
Unit Corp. *                                                                  4,956                   103,630
                                                                                                  -----------
                                                                                                      652,498

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                             SHARES                  VALUE
                                                                             ------                  -----
DOMESTIC OIL - 1.18%
Berry Petroleum Company, Class A *                                            1,886                $   33,854
Comstock Resources, Inc. *                                                    2,844                    38,906
Denbury Resources, Inc. *                                                     2,708                    36,368
Encore Aquisition Company *                                                   1,038                    19,878
Energy Partners, Ltd. *                                                       2,760                    31,878
EnergySouth, Inc. *                                                             875                    28,700
Evergreen Resources, Inc. * (a)                                               2,164                   117,527
Frontier Oil Corp. *                                                          3,121                    47,439
Holly Corp. *                                                                 1,168                    32,237
Houston Exploration Company *                                                 1,134                    39,350
Magnum Hunter Resources, Inc. *                                               6,089                    48,651
Maverick Tube Corp.                                                           4,441                    85,045
Meridian Resource Corp. * (a)                                                 4,404                    20,831
Oil States International, Inc. *                                              1,834                    22,191
Plains Exploration & Production Company *                                     2,915                    31,511
Plains Resources, Inc. *                                                      3,224                    45,620
Prima Energy Corp. *                                                          1,308                    27,311
Range Resources Corp. *                                                       5,977                    37,476
Remington Oil Gas Corp. *                                                     2,473                    45,454
Spinnaker Exploration Company *                                               2,845                    74,539
St. Mary Land & Exploration Company * (a)                                     3,632                    99,154
Stone Energy Corp. *                                                          2,447                   102,578
Swift Energy Company *                                                        2,951                    32,461
Tom Brown, Inc. *                                                             3,801                   105,630
Vintage Petroleum, Inc. *                                                     5,604                    63,213
Westport Resources Corp. *                                                    2,410                    54,827
World Fuel Services Corp. *                                                   1,228                    30,196
                                                                                                   ----------
                                                                                                    1,352,825
DRUGS & HEALTH CARE - 3.80%
1 800 Contacts (a)                                                              826                    20,220
Advanced Tissue Sciences, Inc. *                                              4,749                       641
Aksys, Ltd. * (a)                                                             3,456                    44,755
Alaris Medical Inc. *                                                         1,638                    21,212
ALPHARMA, Inc., Class A                                                       3,478                    75,125
Amsurg Corp. * (a)                                                            2,443                    74,511
Antigenics, Inc. (a)                                                          3,147                    36,253
Aphton Corp. * (a)                                                            2,866                    23,616
Ariad Pharmaceuticals, Inc. * (a)                                             4,671                    20,973
Arqule, Inc. *                                                                3,732                    15,674
Arrow International, Inc. *                                                   1,037                    45,784
Atherogenics, Inc.                                                            3,725                    55,614
Atrix Labatories, Inc. * (a)                                                  2,458                    54,051
Beverly Enterprises, Inc. *                                                  12,141                    42,494
Biomarin Pharmaceutical, Inc. *                                               4,979                    48,595
Biopure Corp., Class A * (a)                                                  2,723                    16,638
Bone Care International, Inc.                                                 1,425                    19,808
Bradley Pharmaceuticals, Inc., Class A * (a)                                  1,161                    19,157
Cardiodynamics International Corp. *                                          4,412                    15,045
Cell Genesys, Inc. * (a)                                                      3,929                    33,947
Cepheid, Inc * (a)                                                            4,047                    19,992
Cerus Corp. * (a)                                                             1,926                    14,503
Cholestech Corp. *                                                            1,756                    17,332
Closure Medical Corp. *                                                         604                    11,404
Cobalt Corp. *                                                                1,116                    22,934
Columbia Laboratories, Inc. * (a)                                             3,526                    39,668
Conmed Corp. *                                                                3,200                    58,432
Corixa Corp. * (a)                                                            5,494                    42,469
Cryolife, Inc. * (a)                                                          2,113                    21,870
Curagen Corp. * (a)                                                           5,842                    32,423
Curative Health Services, Inc. * (a)                                          1,321                    22,457
CV Therapeutics, Inc. * (a)                                                   3,232                    95,861
Cyberonics, Inc. * (a)                                                        2,514                    54,076
D & K Wholesale Drug, Inc. * (a)                                              1,569                    25,324
Datascope Corp. (a)                                                           1,443                    42,843
Decode Genetics, Inc.                                                         5,781                    18,037
Diversa Corp. *                                                               3,727                    36,636
Drugstore.com, Inc. *                                                         3,360                    19,622
Duane Reade, Inc. * (a)                                                       2,739                    40,400
Durect Corp. * (a)                                                            4,250                    10,243
Encysive Pharmaceuticals, Inc. *                                              5,476                    26,285
Endo Pharmaceutical Holdings, Inc. *                                          3,219                    54,465
Enzo Biochem, Inc. * (a)                                                      2,904                    62,501
Enzon Pharmaceuticals, Inc. * (a)                                             5,279                    66,093
Eon Labs, Inc. (a)                                                            1,161                    40,809
Gene Logic, Inc. * (a)                                                        4,021                    24,005
Genencor International, Inc. *                                                1,285                    21,164
Genesis Health Ventures, Inc. *                                               3,534                    62,375
Genta, Inc. * (a)                                                             5,327                    70,956
Gentiva Health Services, Inc. *                                               3,006                    27,054
Genzyme Corp.-Biosurgery Division * (a)                                       4,975                     9,851
Geron Corp. * (a)                                                             3,704                    27,261
IDX Systems Corp. * (a)                                                       2,083                    32,328
IGEN International, Inc. (a)                                                  1,961                    61,575
ILEX Oncology, Inc.                                                           3,903                    75,757
Illumina, Inc. *                                                              3,603                    11,349
ImClone Systems, Inc. * (a)                                                   6,036                   190,858
Immucor Corp. *                                                               1,228                    26,758
Immunogen, Inc. * (a)                                                         5,577                    23,814
Immunomedics, Inc. * (a)                                                      5,166                    32,597
Impax Laboratories, Inc. * (a)                                                3,337                    40,011
Intuitive Surgical, Inc. * (a)                                                3,647                    27,644
Invacare Corp.                                                                3,058                   100,914
K-V Pharmaceutical Company, Class A                                           2,723                    75,699
Kos Pharmaceuticals, Inc. (a)                                                   614                    14,411
La Jolla Pharmaceutical Company (a)                                           5,549                    18,145
LabOne, Inc. *                                                                  793                    17,097
Landauer, Inc. *                                                                955                    39,948
Luminex Corp. * (a)                                                           3,034                    15,655
Magellan Health Services, Inc. *                                              2,294                       103
Matria Healthcare, Inc.                                                       1,071                    18,903
Maxygen, Inc. *                                                               3,591                    39,393
Mentor Corp. *                                                                4,666                    90,427
Mim Corp. * (a)                                                               2,972                    19,407
Molecular Devices Corp. *                                                     1,902                    30,261
NBTY, Inc.                                                                    4,834                   101,804
NDCHealth Corp. * (a)                                                         3,821                    70,115
Nektar Therapeutics (a)                                                       6,732                    62,136
NeoPharm, Inc. (a)                                                            1,617                    22,401
Ocular Sciences, Inc. * (a)                                                   2,223                    44,127
Omnicell, Inc. *                                                              2,362                    24,187
Onyx Pharmaceuticals, Inc. * (a)                                              1,901                    23,439
Option Care, Inc. * (a)                                                       1,683                    19,405
Orasure Technologies, Inc. * (a)                                              3,492                    26,050
OrthoLogic Corp. *                                                            4,606                    21,142
Pacificare Health Systems, Inc. *                                             4,331                   213,648
Parexel International Corp. *                                                 2,993                    41,752
Penwest Pharmaceuticals Company * (a)                                         1,776                    43,281
Perrigo Company *                                                             7,372                   115,298
Pharmacopeia, Inc. *                                                          3,128                    25,806
PracticeWorks, Inc. * (a)                                                     1,996                    38,523
Praecis Pharmaceuticals, Inc. *                                               6,103                    29,905
Prime Hospitality Corp. *                                                     6,186                    41,508
Quidel Corp. *                                                                3,318                    20,638
Savient Pharmaceuticals, Inc. *                                               7,288                    33,816
Sequenom, Inc. *                                                              6,112                    16,625
Sola International, Inc. *                                                    2,604                    45,310
Sunrise Senior Living, Inc. * (a)                                             2,064                    46,192
Supergen, Inc. * (a)                                                          3,949                    21,325

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                             SHARES                  VALUE
                                                                             ------                  -----
DRUGS & HEALTH CARE - CONTINUED
Sybron Dental Specialties, Inc. *                                             4,542              $    107,191
Theragenics Corp. *                                                           4,589                    19,733
United Surgical Partners International, Inc. * (a)                            2,019                    45,609
US Oncology, Inc. *                                                           8,256                    61,012
US Physical Therapy, Inc. * (a)                                               1,434                    17,997
Ventana Medical Systems, Inc. *                                               1,495                    40,634
Vical, Inc. * (a)                                                             3,177                    13,820
Vital Signs, Inc. *                                                             735                    19,081
VitalWorks, Inc. *                                                            5,216                    20,603
Vivus, Inc. * (a)                                                             4,781                    24,574
Zymogenetics, Inc. * (a)                                                      1,244                    14,480
                                                                                                 ------------
                                                                                                    4,359,679
EDUCATIONAL SERVICES - 0.20%
Learning Tree International, Inc. *                                           1,249                    19,522
Princeton Review, Inc.                                                        2,501                    14,756
Renaissance Learning, Inc. * (a)                                              1,215                    26,608
Strayer Education, Inc. *                                                     1,047                    83,184
Sylvan Learning Systems, Inc. *                                               3,790                    86,564
                                                                                                 ------------
                                                                                                      230,634
ELECTRICAL EQUIPMENT - 1.25%
A.O. Smith Corp. *                                                            1,864                    52,472
Aaon, Inc. *                                                                  1,305                    24,169
AMETEK, Inc. *                                                                3,831                   140,406
Anaren, Inc. * (a)                                                            3,087                    28,925
Anixter International, Inc. *                                                 3,670                    85,988
Artesyn Technologies, Inc. *                                                  4,066                    22,810
Audiovox Corp., Class A (a)                                                   2,176                    24,349
Baldor Electric Company                                                       3,488                    71,853
BEI Technologies Inc. *                                                       1,566                    18,792
Belden, Inc.                                                                  2,890                    45,922
C & D Technologies, Inc. *                                                    3,122                    44,832
C-COR.net Corp. * (a)                                                         4,706                    23,059
Cable Design Technologies Corp. *                                             5,503                    39,346
Cohu, Inc. *                                                                  2,459                    38,360
Dupont Photomasks, Inc. *                                                     1,517                    28,565
Encore Wire Corp. *                                                           1,917                    18,212
Excel Technology, Inc. *                                                      1,111                    25,364
General Cable Corp. *                                                         4,662                    25,175
Genlyte Group, Inc. *                                                         1,387                    48,503
Global Power Equipment Group, Inc. * (a)                                      3,407                    15,843
Littelfuse, Inc. *                                                            2,379                    53,194
Methode Electronics, Inc., Class A                                            4,266                    45,859
Penn Engineering & Manufacturing Corp. *                                      1,779                    24,283
Plug Power, Inc. * (a)                                                        3,094                    14,449
Powell Industries, Inc. *                                                       937                    13,718
Power-One, Inc. *                                                             6,755                    48,298
Rayovac Corp. *                                                               3,994                    51,722
SPS Technologies, Inc. *                                                      1,595                    43,129
Thomas Industries, Inc. *                                                     1,851                    50,070
Universal Electronics, Inc. *                                                 2,117                    26,844
Vicor Corp. *                                                                 2,621                    25,162
W.H. Brady Company, Class A *                                                 2,213                    73,804
Watsco, Inc. *                                                                2,051                    33,965
Wilson Greatbatch Technologies, Inc. *                                        2,418                    87,290
Woodhead Industries, Inc. *                                                   1,664                    20,833
                                                                                                 ------------
                                                                                                    1,435,565
ELECTRIC UTILITIES - 1.28%
Avista Corp. *                                                                5,776                    81,730
Black Hills Corp.                                                             3,818                   117,213
Central Vermont Public Service Corp. *                                        1,719                    33,606
CH Energy Group, Inc. *                                                       1,885                    84,825
Cleco Corp. *                                                                 4,909                    85,024
Connecticut Water Service, Inc. *                                             1,087                    27,773
DQE, Inc. * (a)                                                               8,332                   125,563
El Paso Electric Company *                                                    5,698                    70,256
Empire District Electric Company *                                            2,745                    59,704
MGE Energy, Inc. *                                                            1,928                    60,732
Otter Tail Power Company (a)                                                  2,966                    80,023
PNM Resources, Inc. *                                                         4,211                   112,644
Quanta Services, Inc. *                                                       6,651                    47,222
Sierra Pacific Resources * (a)                                               14,287                    84,865
UIL Holding Corp. * (a)                                                       1,421                    57,622
Unisource Energy Corp. *                                                      3,420                    64,296
Unitil Corp. * (a)                                                              900                    21,690
Westar Energy, Inc. * (a)                                                     6,581                   106,810
WPS Resources Corp. *                                                         3,551                   142,750
                                                                                                 ------------
                                                                                                    1,464,348
ELECTRONICS - 2.25%
Anadigics, Inc. *                                                             4,901                    16,124
Analogic Corp. *                                                                715                    34,863
Artisan Components, Inc. *                                                    2,190                    49,516
Bel Fuse, Inc., Class B *                                                     1,388                    31,785
Checkpoint Systems, Inc. *                                                    3,900                    55,185
CTS Corp. *                                                                   3,763                    39,323
Cubic Corp. (a)                                                               1,843                    40,952
Daktronics, Inc. *                                                            1,756                    28,711
DDI Corp. * (a)                                                              31,278                     2,189
Electro Scientific Industries, Inc. *                                         3,348                    50,756
Electronics For Imaging, Inc. *                                               6,435                   130,566
Engineered Support Systems *                                                  1,419                    59,385
FEI Company *                                                                 2,974                    55,792
FLIR Systems, Inc. *                                                          3,494                   105,344
Foundry Networks, Inc. * (a)                                                 10,226                   147,254
Franklin Electric, Inc. *                                                       765                    42,572
GrafTech International, Ltd. *                                                7,197                    39,224
Herley Industries, Inc. * (a)                                                 1,381                    23,449
Hutchinson Technology, Inc. *                                                 3,006                    98,867
Identix, Inc. (a)                                                            10,233                    64,980
II-VI, Inc. *                                                                 1,300                    30,004
Imation Corp. *                                                               4,073                   154,041
Intermagnetics General Corp. *                                                1,886                    37,418
InVision Technologies, Inc. * (a)                                             1,300                    32,604
Itron, Inc. *                                                                 2,448                    52,779
Medis Technologies, Ltd. *                                                    2,033                    14,495
Mentor Graphics Corp. *                                                       7,745                   112,148
Mercury Computer Systems, Inc. *                                              2,629                    47,743
Merix Corp. * (a)                                                             2,103                    16,025
Nu Horizons Electronics Corp. *                                               2,505                    15,030
OSI Systems, Inc. * (a)                                                         959                    15,402
Park Electrochemical Corp. *                                                  2,194                    43,770
Photon Dynamics, Inc. * (a)                                                   1,941                    53,630
Pixelworks, Inc. * (a)                                                        4,352                    25,851
Planar Systems Inc. *                                                         1,634                    31,961
Research Frontiers, Inc. *                                                    1,387                    19,418
Rogers Corp. *                                                                1,801                    59,973
Roper Industries, Inc. *                                                      3,421                   127,261
SBS Technologies, Inc. *                                                      2,185                    21,481
Sequa Corp., Class A *                                                          813                    27,886
Silicon Graphics, Inc. *                                                     20,583                    23,465
Stoneridge, Inc. *                                                            1,582                    21,199
Supertex, Inc. *                                                              1,226                    22,522
Sycamore Networks, Inc. *                                                    20,007                    76,627
Technitrol, Inc. *                                                            4,885                    73,519
Thomas & Betts Corp. *                                                        5,031                    72,698
Trimble Navigation, Ltd. *                                                    3,342                    76,632
Varian, Inc. *                                                                3,457                   119,854
X-Rite, Inc. *                                                                2,314                    22,932

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                             SHARES                   VALUE
                                                                             ------                   -----
ELECTRONICS - CONTINUED
Zygo Corp. *                                                                  2,052               $    16,416
                                                                                                  -----------
                                                                                                    2,581,621
ENERGY - 0.39%
Energen Corp. *                                                               3,831                   127,572
Fuelcell Energy, Inc. * (a)                                                   4,297                    35,192
Hanover Compressor Company * (a)                                              5,779                    65,303
Headwaters, Inc. *                                                            3,311                    48,639
New Jersey Resources Corp. *                                                  2,969                   105,399
Proton Energy Systems, Inc. *                                                 4,204                     8,997
Southwestern Energy Company *                                                 3,901                    58,554
                                                                                                  -----------
                                                                                                      449,656
FINANCIAL SERVICES - 2.01%
Actrade Financial Technologies, Ltd. * (a)                                      722                       325
Advanta Corp., Class B                                                        3,059                    30,774
American Home Mortgage Holdings, Inc. * (a)                                   1,183                    23,163
Ameritrade Holding Corp. * (a)                                               21,786                   161,434
BKF Capital Group, Inc. * (a)                                                 1,144                    24,974
Cash America International, Inc. *                                            2,665                    35,231
Charter Municipal Mortgage Acceptance Company, SBI *                          4,801                    91,267
Credit Acceptance Corp. * (a)                                                 1,788                    18,041
Delphi Financial Group, Inc. (a)                                              1,498                    70,106
Equity One, Inc. (a)                                                          3,408                    55,891
Federal Agricultural Mortgage Corp., Class C * (a)                              927                    20,719
Financial Federal Corp. * (a)                                                 1,572                    38,357
First Charter Corp. *                                                         3,761                    65,441
Firstfed Financial Corp. *                                                    1,813                    63,981
Friedman Billings Ramsey Group, Inc. *                                       10,618                   142,281
Harbor Florida Bancshares, Inc.                                               2,402                    57,552
Hawthorne Financial Corp. *                                                     911                    31,575
Impac Mortgage Holdings, Inc. *                                               5,582                    93,164
International Bancshares Corp. *                                              3,215                   114,325
Investors Real Estate Trust, SBI *                                            4,756                    51,317
ITLA Capital Corp.                                                              574                    23,207
Jeffries Group, Inc.                                                          2,247                   111,878
Jones Lang Lasalle, Inc. *                                                    3,764                    59,471
Keystone Property Trust Corp., REIT *                                         1,903                    35,225
Knight Trading Group, Inc. * (a)                                              9,112                    56,677
Lendingtree, Inc. * (a)                                                         834                    20,416
Metris Companies, Inc. * (a)                                                  4,076                    22,622
National Health Realty, Inc., REIT                                            1,514                    24,209
NBT Bancorp, Inc. *                                                           3,491                    67,551
NCO Group, Inc.                                                               2,342                    41,945
New Century Financial Corp. * (a)                                             1,677                    73,201
Ocwen Financial Corp. *                                                       5,945                    26,990
PennFed Financial Services, Inc. *                                              657                    18,232
Saxon Capital, Inc. *                                                         3,338                    58,015
Seacoast Financial Services Corp. *                                           2,850                    56,430
SWS Group, Inc. * (a)                                                         1,690                    34,054
Thornburg Mortgage Asset Corp. *                                              6,206                   153,288
Triad Guaranty, Inc. *                                                          995                    37,760
UMB Financial Corp. *                                                         1,812                    76,829
United Community Financial Corp. *                                            3,722                    34,391
Westcorp, Inc. *                                                              1,405                    39,340
World Acceptance Corp. *                                                      1,248                    20,317
WSFS Financial Corp. *                                                          626                    24,038
                                                                                                  -----------
                                                                                                    2,306,004
FOOD & BEVERAGES - 1.37%
American Italian Pasta Company * (a)                                          1,892                    78,802
Bob Evans Farms, Inc.                                                         4,067                   112,371
Boston Beer Company, Inc. * (a)                                               1,198                    17,251
Chiquita Brands International, Inc. *                                         4,505                    65,323
Corn Products International, Inc. *                                           3,901                   117,147
Del Monte Foods Company *                                                    21,692                   191,757
Farmer Brothers Company                                                         101                    33,633
Fisher Communications, Inc. *                                                   564                    27,585
Fleming Companies, Inc. * (a)                                                 5,111                       603
Flowers Foods, Inc. *                                                         3,882                    76,708
Hain Celestial Group, Inc. *                                                  2,742                    43,845
Horizon Organic Holding Corp. * (a)                                             965                    22,996
International Multifoods Corp. * (a)                                          2,032                    46,553
Interstate Bakeries Corp. *                                                   5,279                    67,043
J & J Snack Foods Corp. *                                                       719                    22,742
Lance, Inc. *                                                                 3,685                    33,644
Peets Coffee & Tea, Inc. *                                                    1,250                    21,825
Pilgrims Pride Corp. * (a)                                                    2,025                    19,582
Ralcorp Holdings, Inc. *                                                      3,502                    87,410
Riviana Foods, Inc. *                                                           697                    18,756
Robert Mondavi Corp., Class A                                                 1,116                    28,246
Sanderson Farms, Inc. *                                                         707                    19,867
Sensient Technologies Corp. * (a)                                             5,034                   114,876
Tasty Baking Company * (a)                                                    1,588                    16,674
The J.M. Smucker Company *                                                    5,092                   203,120
The Steak & Shake Company *                                                   2,778                    42,365
Triarc Companies, Inc., Class A * (a)                                         1,599                    47,954
                                                                                                  -----------
                                                                                                    1,578,678
FOREST PRODUCTS - 0.08%
Caraustar Industries, Inc. *                                                  3,562                    28,532
Deltic Timber Corp. *                                                         1,231                    35,022
Universal Fast Products, Inc. *                                               1,563                    32,729
                                                                                                  -----------
                                                                                                       96,283
FUNERAL SERVICES - 0.19%
Alderwoods Group, Inc. *                                                      5,632                    30,751
Service Corp. International *                                                35,070                   135,721
Stewart Enterprises, Inc., Class A *                                         11,818                    50,817
                                                                                                  -----------
                                                                                                      217,289
FURNITURE & FIXTURES - 0.09%
American Woodmark Corp. *                                                       526                    24,491
Kimball International, Inc., Class B *                                        4,099                    63,944
Stanley Furniture Company, Inc. *                                               727                    19,927
                                                                                                  -----------
                                                                                                      108,362
GAS & PIPELINE UTILITIES - 1.39%
AGL Resources, Inc. *                                                         7,065                   179,734
American States Water Company *                                               1,815                    48,969
Atmos Energy Corp. *                                                          5,207                   129,134
California Water Service Group *                                              1,668                    46,904
Global Industries, Ltd. *                                                     8,317                    40,088
Middlesex Water Company * (a)                                                 1,272                    31,342
Northwest Natural Gas Company *                                               2,872                    78,262
NorthWestern Corp. * (a)                                                      5,701                    11,402
NUI Corp. *                                                                   2,123                    32,949
ONEOK, Inc. *                                                                 7,329                   143,868
Piedmont Natural Gas, Inc. * (a)                                              3,366                   130,634
Semco Energy, Inc. * (a)                                                      2,688                    15,644
SJW Corp. *                                                                     288                    24,552
South Jersey Industries, Inc. *                                               1,316                    48,495
Southern Union Co. *                                                          4,968                    83,313
Southwest Gas Corp. *                                                         3,864                    81,839
Southwest Water Company * (a)                                                 1,802                    25,174
The Laclede Group, Inc. *                                                     2,187                    58,612
UGI Corp. *                                                                   4,647                   147,310
Western Gas Resources, Inc. * (a)                                             2,190                    86,724
WGL Holdings, Inc. *                                                          5,536                   147,811
                                                                                                  -----------
                                                                                                    1,592,760

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                                             SHARES                   VALUE
                                                                             ------                   -----
GOLD - 0.03%
Royal Gold, Inc. * (a)                                                        1,659               $    35,652
                                                                                                  -----------
HEALTHCARE PRODUCTS - 1.50
Advanced Neuromodulation Systems, Inc. * (a)                                  1,130                    58,500
Align Technology, Inc.                                                        4,739                    59,475
American Medical Systems Holdings, Inc. *                                     2,354                    39,712
Arthrocare Corp. * (a)                                                        2,778                    46,559
Biosite, Inc. * (a)                                                           1,314                    63,203
Cardia Science Inc. * (a)                                                     7,443                    19,947
Coherent, Inc. *                                                              3,453                    81,767
Conceptus, Inc. * (a)                                                         2,128                    29,898
EPIX Medical, Inc. *                                                          1,726                    24,423
Esperion Therapeutics, Inc. * (a)                                             3,617                    70,857
Hanger Orthopedic Group, Inc. * (a)                                           2,476                    28,350
Hologic, Inc. *                                                               2,438                    32,133
ICU Medical, Inc. * (a)                                                       1,292                    40,246
INAMED Corp. *                                                                1,473                    79,085
Interpore International, Inc. *                                               2,291                    29,165
Inverness Medical Innovations, Inc. * (a)                                     1,233                    23,797
Kensey Nash Corp. * (a)                                                         954                    24,957
Lifeline Systems, Inc. *                                                        544                    15,450
Merit Medical Systems, Inc. *                                                 1,415                    28,272
Owens & Minor, Inc. *                                                         3,963                    88,573
Polymedica Corp. * (a)                                                        1,042                    47,713
Priority Healthcare Corp., Class B *                                          2,806                    52,051
Respironics, Inc. *                                                           3,897                   146,216
SonoSight, Inc. * (a)                                                         1,832                    36,548
The Cooper Companies, Inc. *                                                  3,523                   122,495
The Medicines Company * (a)                                                   3,241                    64,561
Therasense, Inc. * (a)                                                        2,743                    27,430
Thoratec Corp. * (a)                                                          5,849                    87,150
Tripath Imaging, Inc. * (a)                                                   2,598                    17,744
Viasys Healthcare, Inc. *                                                     3,040                    62,928
VISX, Inc. *                                                                  5,740                    99,589
Wright Medical Group, Inc. *                                                  1,815                    34,485
Young Innovations, Inc. *                                                       586                    16,701
Zoll Medical Corp. *                                                            997                    33,459
                                                                                                  -----------
                                                                                                    1,733,439
HEALTHCARE SERVICES - 0.68%
American Healthways, Inc. * (a)                                               1,360                    49,123
AMERIGROUP Corp. * (a)                                                        1,058                    39,358
Apria Healthcare Group, Inc. *                                                4,723                   117,508
CorVel Corp.                                                                    836                    30,096
Cross Country Healthcare Inc. * (a)                                           3,975                    52,430
Eclipsys Corp. *                                                              4,387                    45,800
Hooper Holmes, Inc.                                                           6,681                    43,026
IMPATH, Inc. * (a)                                                            1,996                    28,223
Kindred Healthcare, Inc. *                                                    1,412                    25,190
MedQuist, Inc. *                                                              1,369                    27,709
National Healthcare Corp. *                                                   1,119                    22,022
Odyssey Healthcare, Inc. *                                                    2,081                    76,997
Pediatrix Medical Group, Inc. *                                               2,466                    87,913
Select Medical Corp. *                                                        2,113                    52,466
Sierra Health Services, Inc. * (a)                                            2,812                    56,240
The Advisory Board Company *                                                    649                    26,297
                                                                                                  -----------
                                                                                                      780,398
HOLDINGS COMPANIES/CONGLOMERATES - 0.06%
Horace Mann Educators Corp. *                                                 4,230                    68,230
                                                                                                  -----------
HOMEBUILDERS - 0.50%
Beazer Homes USA, Inc. * (a)                                                  1,355                   113,143
Champion Enterprises, Inc. * (a)                                              8,258                    42,776
Hovnanian Enterprises, Inc., Class A (a)                                      1,714                   101,040
Lyon William Homes * (a)                                                        544               $    17,326
M.D.C. Holdings, Inc. *                                                       2,398                   115,776
Meritage Corp. * (a)                                                            984                    48,472
Palm Harbor Homes, Inc. * (a)                                                 2,280                    43,183
Schottenstein Homes, Inc. *                                                   1,280                    54,630
Walter Industries, Inc. *                                                     3,277                    38,505
                                                                                                  -----------
                                                                                                      574,851
HOTELS & RESTAURANTS - 1.55%
AFC Enterprises, Inc. *                                                       1,698                    27,576
Alliance Gaming Corp. *                                                       4,837                    91,468
Ameristar Casinos, Inc. *                                                     1,191                    25,428
Argosy Gaming Corp. *                                                         2,954                    61,768
Aztar Corp. *                                                                 3,683                    59,333
Boca Resorts, Inc., Class A *                                                 3,345                    43,485
Boyd Gaming Corp. *                                                           3,557                    61,394
Buca, Inc. * (a)                                                              2,616                    14,754
California Pizza Kitchen, Inc. *                                              1,647                    35,411
Chicago Pizza & Brewery, Inc. * (a)                                           1,756                    17,560
Choice Hotels, Inc. *                                                         2,277                    62,185
CKE Restaurants, Inc. *                                                       6,604                    36,916
Dave & Buster's, Inc. *                                                       1,866                    20,339
Dover Downs Gaming & Entertainment, Inc. *                                    1,736                    15,971
IHOP Corp. * (a)                                                              2,321                    73,274
Jack In the Box, Inc. *                                                       4,037                    90,025
La Quinta Corp. *                                                            17,537                    75,584
Landry's Restaurants, Inc. *                                                  2,604                    61,454
LaSalle Hotel Properties *                                                    2,204                    32,575
Lone Star Steakhouse & Saloon, Inc. *                                         1,749                    38,076
Magna Entertainment Corp., Class A * (a)                                      5,699                    28,495
Marcus Corp. *                                                                2,331                    34,848
MTR Gaming Group, Inc. *                                                      2,959                    22,844
O'Charley's, Inc. * (a)                                                       2,025                    43,598
P.F. Chang's China Bistro, Inc. * (a)                                         1,871                    92,072
Panera Bread Company, Class A * (a)                                           2,651                   106,040
Papa Johns International, Inc. (a)                                            1,453                    40,757
RARE Hospitality International, Inc. *                                        2,296                    75,033
RFS Hotel Investors, Inc., REIT *                                             4,117                    50,721
Ryan's Family Steak Houses, Inc. *                                            5,330                    74,620
Shuffle Master, Inc. * (a)                                                    1,874                    55,077
Sonic Corp. *                                                                 4,262                   108,383
Station Casinos, Inc. *                                                       3,946                    99,637
                                                                                                  -----------
                                                                                                    1,776,701
HOUSEHOLD APPLIANCES - 0.23%
Bassett Furniture Industries, Inc. *                                          1,676                    22,257
Jacuzzi Brands, Inc. *                                                        8,060                    42,638
Libbey, Inc. *                                                                1,643                    37,296
LS Starrett Company * (a)                                                     1,451                    18,791
Modtech Holdings, Inc. *                                                      1,491                    13,702
National Presto Industries, Inc.                                                598                    18,897
The Toro Company *                                                            2,723                   108,239
Vialta, Inc. *                                                                   19                         6
Westpoint Stevens, Inc. *                                                    13,797                       317
                                                                                                  -----------
                                                                                                      262,143
HOUSEHOLD PRODUCTS - 0.30%
Applica, Inc. *                                                               2,423                    20,596
Blyth Industries, Inc. *                                                      3,617                    98,382
Central Garden & Pet Company *                                                1,683                    40,140
Department 56, Inc. *                                                         1,716                    26,306
Graphic Packaging Intl Corp. *                                                3,368                    15,190
Martha Stewart Living Omnimedia, Inc., Class A * (a)                          1,437                    13,493
Topps, Inc. *                                                                 4,404                    37,830
Tupperware Corp. *                                                            6,101                    87,610
                                                                                                  -----------
                                                                                                      339,547

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                              SHARES                  VALUE
                                                                              ------                  -----
INDUSTRIAL MACHINERY - 1.30%
Alamo Group, Inc. *                                                           1,333              $    16,289
Albany International Corp., Class A                                           2,753                   75,432
Briggs & Stratton Corp. *                                                     2,445                  123,472
Cascade Corp. *                                                               1,273                   22,150
Circor International, Inc. *                                                  1,284                   22,894
Cognex Corp. *                                                                3,993                   89,243
Dionex Corp. * (a)                                                            2,055                   81,686
Energy Conversion Devices, Inc. *                                             1,988                   18,091
Gardner Denver, Inc. *                                                        1,893                   38,731
Gorman Rupp Company *                                                         1,112                   26,688
IDEX Corp. *                                                                  3,157                  114,410
Kadant, Inc. *                                                                1,641                   30,769
Kaydon Corp. *                                                                3,279                   68,203
Kennametal, Inc.                                                              3,984                  134,819
Lindsay Manufacturing Company *                                               1,254                   29,118
Lufkin Industries, Inc. *                                                       852                   20,746
Manitowoc, Inc. *                                                             3,186                   71,048
Milacron, Inc.                                                                2,738                   13,389
NACCO Industries, Inc., Class A *                                               683                   40,256
Presstek, Inc. * (a)                                                          4,203                   26,185
Quixote Corp. *                                                                 820                   20,935
Roanoke Electric Steel Corp. * (a)                                            1,809                   13,549
Robbins & Myers, Inc. *                                                       1,320                   24,420
Semitool, Inc. *                                                              2,939                   14,489
Stewart & Stevenson Services, Inc. *                                          3,414                   53,770
SureBeam Corp., Class A * (a)                                                 9,407                   24,929
Tecumseh Products Company, Class A *                                          1,745                   66,851
Tennant Company *                                                             1,057                   38,845
Tredegar Industries, Inc. *                                                   3,224                   48,328
UNOVA, Inc. *                                                                 4,964                   55,100
Valmont Industries, Inc. *                                                    1,582                   31,181
Watts Industries, Inc., Class A *                                             1,888                   33,701
                                                                                                  ----------
                                                                                                   1,489,717
INDUSTRIALS - 0.02%
Lawson Products, Inc. *                                                         743                   20,461
                                                                                                  ----------
INSURANCE - 1.51%
Alfa Corp.                                                                    4,087                   51,946
American Medical Security Group, Inc. *                                         858                   16,388
American Physicians Capital, Inc. *                                           1,165                   28,251
Argonaut Group, Inc. *                                                        2,984                   36,793
Baldwin & Lyons, Inc., Class B *                                                952                   22,610
CenturyBusiness Services, Inc. *                                             10,767                   34,993
Citizens, Inc. Class A *                                                      3,616                   26,288
CNA Surety Corp. *                                                            2,170                   21,375
Commerce Group, Inc. *                                                        2,796                  101,215
Crawford & Company, Class B *                                                 4,060                   19,935
FBL Financial Group, Inc., Class A *                                          1,343                   27,061
Financial Industries Corp.                                                    1,400                   20,636
FPIC Insurance Group, Inc. * (a)                                              1,438                   19,945
Fremont General Corp. * (a)                                                   6,814                   93,352
Harleysville Group, Inc. *                                                    3,487                   80,271
Healthextras, Inc. * (a)                                                      2,529                   19,777
Hilb, Rogal and Hamilton Company *                                            3,856                  131,258
Kansas City Life Insurance Company *                                            425                   18,207
Landamerica Financial Group, Inc.                                             2,093                   99,417
Liberty Corp. *                                                               1,857                   78,922
Midland Company *                                                               917                   20,367
National Western Life Insurance Company, Class A *                              242                   26,724
Odyssey Re Holdings Corp. * (a)                                               1,969                   41,546
Ohio Casualty Corp. *                                                         6,098                   80,372
Philadelphia Consolidated Holding Corp. *                                     2,057                   83,103
PMA Capital Corp., Class A * (a)                                              3,533                   44,410
Presidential Life Corp. * (a)                                                 2,749                   38,788
Proassurance Corp. *                                                          2,747                   74,142
RLI Corp. *                                                                   1,855                   61,029
Selective Insurance Group, Inc. *                                             2,990                   74,899
State Auto Financial Corp. *                                                  1,484                   33,316
Stewart Information Services Corp. *                                          1,870                   52,079
UICI *                                                                        4,523                   68,162
United Fire & Casualty Company *                                                910                   29,566
Universal American Financial Corp. *                                          3,162                   20,142
Vesta Insurance Group, Inc. *                                                 5,983                   13,761
Zenith National Insurance Corp. * (a)                                           899                   25,621
                                                                                                  ----------
                                                                                                   1,736,667
INTERNET CONTENT - 0.39%
Alloy, Inc. * (a)                                                             4,143                   26,722
CNET Networks, Inc. *                                                        15,510                   96,627
Harris Interactive, Inc. *                                                    5,052                   33,293
Looksmart, Ltd. *                                                             8,351                   23,633
NetFlix, Inc. * (a)                                                             843                   21,539
Overture Services, Inc. * (a)                                                 6,121                  110,974
ProQuest Company * (a)                                                        1,878                   48,452
Safeguard Scientifics, Inc. *                                                15,031                   40,584
Websense, Inc. * (a)                                                          2,632                   41,217
                                                                                                  ----------
                                                                                                     443,041
INTERNET RETAIL - 0.12%
1-800-Flowers.com, Inc. *                                                     1,949                   16,060
FreeMarkets, Inc. *                                                           5,209                   36,255
Priceline.com, Inc. *                                                         2,585                   57,878
Stamps.com, Inc. *                                                            4,933                   23,678
                                                                                                  ----------
                                                                                                     133,871
INTERNET SERVICE PROVIDER - 0.28%
At Road, Inc. * (a)                                                           2,869                   31,330
Earthlink, Inc. * (a)                                                        15,144                  119,486
eSPEED, Inc., Class A *                                                       2,897                   57,245
Register.com, Inc. *                                                          4,026                   23,592
TriZetto Group, Inc. *                                                        4,380                   26,455
United Online, Inc. * (a)                                                     2,497                   63,274
                                                                                                  ----------
                                                                                                     321,382
INTERNET SOFTWARE - 0.88%
Agile Software Corp. *                                                        4,697                   45,326
Akamai Technologies, Inc. * (a)                                              11,942                   58,038
Ariba, Inc. *                                                                32,138                   95,450
Centillium Communications, Inc. *                                             3,559                   35,270
Digital River, Inc. * (a)                                                     3,350                   64,655
E.piphany, Inc. *                                                             8,507                   43,471
F5 Networks, Inc. * (a)                                                       2,922                   49,236
Internet Security Systems, Inc. *                                             4,570                   66,219
Interwoven, Inc. *                                                           14,232                   31,595
Keynote Systems, Inc. * (a)                                                   2,721                   28,516
Netegrity, Inc. *                                                             3,650                   21,316
Openwave Systems, Inc.                                                       21,944                   42,791
PC-Tel, Inc. *                                                                2,612                   30,978
Raindance Communications, Inc. *                                              5,636                   14,034
Retek, Inc. * (a)                                                             6,360                   40,704
RSA Security, Inc. *                                                          5,414                   58,201
S1 Corp. *                                                                    9,353                   37,786
Sonicblue, Inc. *                                                            19,813                      119
TIBCO Software, Inc. *                                                        9,677                   49,256
Verity, Inc. *                                                                2,743                   34,726
Vignette Corp. *                                                             28,542                   59,367
Watchguard Technologies, Inc. * (a)                                           3,200                   14,720
WebEx Communications, Inc. * (a)                                              2,881                   40,190
WebMethods, Inc. * (a)                                                        5,456                   44,357
                                                                                                  ----------
                                                                                                   1,006,321

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES            VALUE
                                                           ------            -----
INVESTMENT COMPANIES - 0.22%
American Capital Strategies, Ltd. * (a)                     6,343          $  158,195
Gabelli Asset Management, Inc., Class A * (a)                 830              29,963
Gladstone Capital Corp. * (a)                               1,186              24,467
MCG Capital Corp. * (a)                                     2,634              38,193
                                                                           ----------
                                                                              250,818
LEISURE TIME - 0.89%
4Kids Entertainment, Inc. * (a)                             1,193              22,190
Action Performance Companies, Inc. * (a)                    1,999              37,981
AMC Entertainment, Inc. *                                   3,991              45,657
Arctic Cat, Inc. (a)                                        1,881              36,040
Bally Total Fitness Holding Corp. * (a)                     4,001              36,129
Churchill Downs, Inc. *                                       782              29,958
Gaylord Entertainment Company *                             2,624              51,352
Handleman Company *                                         2,925              46,800
Hollywood Entertainment Corp. *                             6,250             107,500
Isle of Capri Casinos, Inc. *                               1,864              30,812
K2, Inc. *                                                  3,263              39,972
Movie Gallery, Inc. *                                       2,010              37,084
Multimedia Games, Inc. (a)                                  1,245              31,748
Navigant International Inc. * (a)                           1,824              23,530
Penn National Gaming, Inc. *                                3,657              75,151
Pinnacle Entertainment, Inc. *                              3,417              23,236
Rc2 Corp. *                                                 1,241              21,109
Scientific Games Corp., Class A *                           5,836              54,858
SCP Pool Corp. *                                            2,118              72,859
Speedway Motorsports, Inc. *                                1,705              45,694
Sturm Ruger & Company, Inc. *                               2,711              27,110
The Nautilus Group, Inc. * (a)                              3,392              42,061
Vail Resorts, Inc. *                                        1,093              14,723
West Marine, Inc. * (a)                                     1,227              21,485
WMS Industries, Inc. * (a)                                  2,714              42,311
                                                                           ----------
                                                                            1,017,350
LIFE SCIENCES - 0.08%
Incyte Corp. *                                              9,274              43,031
Symyx Technologies, Inc. *                                  2,745              44,799
                                                                           ----------
                                                                               87,830
MANUFACTURING - 0.61%
Actuant Corp., Class A *                                    1,096              51,863
Acuity Brands, Inc. *                                       4,972              90,341
Armor Holdings, Inc.                                        3,064              41,058
Barnes Group, Inc. *                                        1,402              30,508
Carlisle Companies, Inc. *                                  3,458             145,789
Cuno, Inc. *                                                1,768              63,860
Esco Technologies, Inc. *                                   1,266              55,704
Hexcel Corp. *                                              2,963               9,482
Joy Global, Inc. *                                          5,587              82,520
Lydall, Inc. *                                              2,029              21,710
Mine Safety Appliances Company *                              892              38,909
Nordson Corp.                                               2,744              65,444
                                                                           ----------
                                                                              697,188
MEDICAL-HOSPITALS - 0.47%
Centene Corp. * (a)                                           600              23,340
IDEXX Laboratories, Inc. *                                  3,712             125,020
Per-Se Technologies, Inc. *                                 3,736              41,955
Possis Medical, Inc. *                                      2,023              27,756
Province Healthcare Company * (a)                           5,759              63,752
PSS World Medical, Inc. *                                   8,748              50,301
Rehabcare Group, Inc. *                                     2,057              30,135
ResMed, Inc. * (a)                                          3,552             139,239
VCA Antech, Inc. *                                          2,241              43,856
                                                                           ----------
                                                                              545,354

METAL & METAL PRODUCTS - 0.38%
Commercial Metals Company *                                 2,869              51,040
Crown Holdings Inc. *                                      19,036             135,917
Mathews International Corp., Class A *                      3,193              79,059
Mueller Industry, Inc. *                                    3,281              88,948
NN, Inc. *                                                  1,725              21,838
Quanex Corp. *                                              1,868              55,517
                                                                           ----------
                                                                              432,319
MINING - 0.32%
Brush Wellman, Inc. *                                       2,494              20,825
Cleveland-Cliffs, Inc. *                                    1,223              21,831
Hecla Mining Company * (a)                                 13,063              55,256
Lincoln Electric Holding, Inc. *                            3,642              74,333
Penn Virginia Corp. *                                         904              38,872
RTI International Metals, Inc. *                            2,866              31,039
Southern Peru Copper Corp. *                                1,852              28,336
Stillwater Mining Company *                                 5,701              29,303
USEC, Inc. *                                               10,071              70,698
                                                                           ----------
                                                                              370,493
MOBILE HOMES - 0.12%
Coachmen Industries, Inc. * (a)                             2,084              24,904
Fleetwood Enterprises, Inc. * (a)                           4,589              33,958
Skyline Corp. *                                               856              25,680
Winnebago Industries, Inc. * (a)                            1,423              53,932
                                                                           ----------
                                                                              138,474
NEWSPAPERS - 0.05%
Journal Register Company *                                  3,143              56,857
                                                                           ----------
OFFICE FURNISHINGS & SUPPLIES - 0.28%
Global Imaging Systems, Inc. *                              1,013              23,461
Imagistics International, Inc. * (a)                        1,753              45,227
Office Max, Inc. *                                         13,813              90,475
The Standard Register Company *                             2,299              37,888
United Stationers, Inc. *                                   3,478             125,799
                                                                           ----------
                                                                              322,850
PAPER - 0.40%
Buckeye Technologies, Inc. *                                3,465              23,562
Caseys General Stores, Inc. *                               4,692              66,345
Chesapeake Corp. *                                          1,785              39,002
Louisiana-Pacific Corp.                                    12,244             131,990
P.H. Glatfelter Company *                                   1,129              16,653
Pope & Talbot, Inc. *                                       2,013              22,244
Potlatch Corp. *                                            3,420              88,065
Rock-Tenn Company, Class A *                                1,417              24,018
Wausau-Mosinee Paper Corp. *                                4,576              51,251
                                                                           ----------
                                                                              463,130
PETROLEUM SERVICES - 0.81%
Atwood Oceanics, Inc. (a)                                   1,101              29,892
Cal Dive International, Inc. *                              4,371              95,288
Grey Wolf, Inc. *                                          19,353              78,186
Gulfmark Offshore, Inc. *                                   1,701              28,713
Horizon Offshore, Inc. * (a)                                2,963              14,756
Input/Output, Inc. *                                        6,476              34,841
Key Energy Services, Inc.                                  13,055             139,950
Lone Star Technologies, Inc.                                3,398              71,970
Newpark Resources, Inc. (a)                                 9,348              51,227
Oceaneering International, Inc.                             2,738              69,956
SEACOR SMIT, Inc. *                                         2,017              73,600
Superior Energy Services, Inc. *                            5,897              55,903
Tesoro Petroleum Corp. * (a)                                7,849              54,001
Universal Compression Holdings, Inc. *                      2,026              42,262
Veritas DGC, Inc. *                                         3,821              43,941
W-H Energy Services, Inc. *                                 2,539              49,460
                                                                           ----------
                                                                              933,946

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES            VALUE
                                                           ------            -----
PHARMACEUTICALS - 1.34%
aaiPharma, Inc. * (a)                                       2,025          $   40,257
Abgenix, Inc. *,                                            9,291              97,463
Alexion Pharmaceuticals, Inc. * (a)                         2,237              38,141
Alkermes, Inc. * (a)                                        6,454              69,381
American Pharmaceutical Partners, Inc. * (a)                  981              33,256
Amylin Pharmaceuticals, Inc. * (a)                          8,196             179,410
Bentley Pharmaceuticals, Inc.                               1,760              23,144
CIMA Laboratories, Inc. * (a)                               1,684              45,283
Connetics Corp. *                                           3,617              54,146
Cubist Pharmaceuticals, Inc. * (a)                          3,472              37,012
Guilford Pharmaceuticals, Inc. * (a)                        3,383              15,359
Indevus Pharmaceuticals, Inc. *                             4,457              27,812
Isis Pharmaceuticals, Inc. (a)                              5,621              29,791
Ligand Pharmaceuticals, Inc., Class B * (a)                 6,173              83,891
Nabi Biopharmaceuticals (a)                                 4,607              31,604
Noven Pharmaceuticals, Inc. *                               2,743              28,088
NPS Pharmaceuticals, Inc. * (a)                             3,424              83,340
OSI Pharmaceuticals, Inc. * (a)                             4,311             138,857
Pain Therapeutics, Inc. * (a)                               2,230              14,406
Pharmaceutical Resources, Inc. *                            2,083             101,359
Pozen, Inc. *                                               2,759              30,294
Regeneron Pharmaceuticals, Inc. * (a)                       4,033              63,520
Salix Pharmaceuticals, Ltd. *                               2,117              22,207
Sepracor, Inc. *                                            8,175             147,395
United Therapeutics Corp. * (a)                             1,782              38,812
Vicuron Phamaceuticals, Inc. * (a)                          4,701              66,660
                                                                           ----------
                                                                            1,540,888
PHOTOGRAPHY - 0.07%
Concord Camera Corp. * (a)                                  3,177              22,525
CPI Corp. *                                                 1,139              20,103
Lexar Media, Inc. *                                         4,387              41,852
                                                                           ----------
                                                                               84,480
PLASTICS - 0.03%
Spartech Corp. *                                            1,737              36,842
                                                                           ----------
POLLUTION CONTROL - 0.14%
Stericycle, Inc. *                                          4,164             160,231
                                                                           ----------
PUBLISHING - 0.22%
Consolidated Graphics, Inc.                                 1,377              31,506
Courier Corp. *                                               433              22,299
Hollinger International, Inc., Class A *                    5,378              57,921
Nelson Thomas, Inc. *                                       1,439              17,987
Playboy Enterprises, Inc., Class B * (a)                    1,811              24,630
PRIMEDIA, Inc. *                                           16,881              51,487
Pulitzer, Inc. *                                            1,019              50,359
                                                                           ----------
                                                                              256,189
RAILROADS & EQUIPMENT - 0.21%
Florida East Coast Indiana, Inc. * (a)                      2,660              67,963
Genesee & Wyoming, Inc., Class A *                          1,526              31,390
Kansas City Southern * (a)                                  7,006              84,282
Wabtec Corp. *                                              4,118              57,281
                                                                           ----------
                                                                              240,916
REAL ESTATE - 4.84%
Acadia Realty Trust, REIT *                                 2,454              22,430
Alexander's, Inc., REIT *                                     279              23,294
Alexandria Real Estate Equities, Inc. *                     2,036              91,620
Amli Residential Properties Trust, REIT *                   1,667              39,258
Anthracite Capital, Inc., REIT                              5,378              64,859
Anworth Mortgage Asset Corp., REIT *                        2,912              44,903
Apex Mortgage Capital, Inc. *                               4,458              24,385
Associated Estates Realty Corp., REIT *                     3,927              25,800
Avatar Holdings, Inc. *                                       521              15,734
Bedford Property Investments, Inc.                          1,589              45,128
Boykin Lodging Company, REIT *                              3,177              24,781
Brandywine Realty Trust, REIT *                             3,196              78,686
Capital Automotive, REIT *                                  2,844              79,604
CBL & Associates Properties, Inc., REIT *                   2,128              91,504
Chateau Communities, Inc., REIT *                           2,716              80,068
Chelsea Property Group, Inc., REIT *                        3,356             135,280
Colonial Properties Trust SBI *                             1,645              57,888
Commercial Net Lease Realty, REIT *                         4,464              76,959
Cornerstone Realty Income Trust, Inc., REIT *               6,785              49,598
Corporate Office Properties Trust, REIT * (a)               2,470              41,817
Correctional Properties Trust, REIT *                       1,270              35,560
Corrections Corp. of America *                              3,314              83,944
Crown American Realty Trust, REIT * (a)                     3,397              36,484
EastGroup Properties, Inc., REIT *                          1,689              45,603
Entertainment Properties Trust, REIT *                      1,900              54,625
Equity Inns, Inc., REIT *                                   5,500              37,950
Essex Property Trust, REIT *                                1,786             102,248
Federal Realty Investment Trust, REIT *                     4,857             155,424
Felcor Lodging Trust, Inc., REIT *                          6,266              48,186
Gables Residential Trust, REIT *                            2,825              85,400
Getty Realty Corp., REIT *                                  1,659              37,029
Glenborough Realty Trust, Inc., REIT *                      2,319              44,409
Glimcher Realty Trust *                                     3,526              78,982
Great Lakes REIT, Inc., REIT * (a)                          1,865              29,840
Health Care REIT, Inc. *                                    4,304             131,272
Healthcare Realty Trust *                                   4,820             140,503
Heritage Property Investment Trust, Inc., REIT *            2,077              56,245
Home Properties of New York, Inc., REIT *                   3,076             108,398
HRPT Properties Trust, REIT *                              14,959             137,623
Innkeepers USA Trust, REIT *                                3,623              24,636
Insignia Financial Group, Inc. *                            2,272              25,242
Kilroy Realty Corp., REIT *                                 2,753              75,707
Koger Equity, Inc. *                                        2,508              43,213
Kramont Realty Trust, REIT *                                2,686              44,319
Lexington Corporate Property Trust, REIT *                  3,277              58,003
LNR Property Corp. *                                        2,255              84,337
LTC Properties, Inc., REIT *                                2,827              26,998
Manufactured Home Communities, Inc.                         1,510              53,016
MeriStar Hospitality Corp., REIT *                          5,553              28,542
MFA Mortgage Investments, Inc., REIT * (a)                  4,970              49,899
Mid-America Apartment Communities, Inc. *                   1,635              44,161
Mid-Atlantic Realty Trust, SBI *                            2,086              43,681
Mission West Properties, Inc. *                             3,024              34,383
National Health Investments, Inc., REIT *                   2,786              50,594
Nationwide Health Properties, Inc., REIT * (a)              5,809              92,537
Novastar Financial, Inc. (a)                                1,239              74,030
Pan Pacific Retail Properties, Inc. *                       3,948             155,354
Parkway Properties, Inc. *                                  1,013              42,597
Pennsylvania Real Estate Investment SBI * (a)               1,556              46,602
Post Properties, Inc., REIT *                               3,668              97,202
Prentiss Properties Trust, REIT *                           3,464             103,885
Price Legacy Corp., REIT *                                  4,519              16,946
PS Business Parks, Inc., REIT *                             1,186              41,866
RAIT Investment Trust, REIT * (a)                           1,873              49,635
Ramco Gershenson Properties Trust, REIT *                   1,188              27,680
Realty Income Corp., REIT * (a)                             3,692             140,591
Redwood Trust, Inc., REIT * (a)                             1,384              55,235
Saul Centers, Inc. *                                        1,365              34,944
Senior Housing Properties Trust, SBI *                      5,683              77,061
Shurgard Storage Centers, Inc., Class A *                   3,839             126,994
Sizeler Property Investors, Inc., REIT *                    2,888              29,602
SL Green Realty Corp. *                                     2,978             103,902
Sovran Self Storage, Inc. *                                 1,477              46,526
Summit Properties, Inc. *                                   2,650              54,722

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES            VALUE
                                                           ------            -----
REAL ESTATE - CONTINUED
Sun Communities, Inc., REIT *                               1,686          $   66,260
Tanger Factory Outlet Centers, Inc., REIT *                   646              21,370
Taubman Centers, Inc., REIT *                               3,073              58,879
The Macerich Company, REIT *                                5,172             181,692
The Mills Corp., REIT (a)                                   2,693              90,350
Town & Country Trust SBI *                                  1,771              41,176
Trammell Crow Company *                                     3,950              41,910
United States Restaurant Properties, Inc. * (a)             2,776              43,583
Universal Health Realty Income Trust *                      1,268              34,236
Urstadt Biddle Properties, Inc. *                           2,777              35,712
Ventas, Inc., REIT *                                        8,040             121,806
Washington REIT, REIT *                                     4,217             114,702
Wellsford Real Properties, Inc. *                           1,290              19,879
Winston Hotels, Inc., REIT *                                2,911              23,783
                                                                           ----------
                                                                            5,563,301
RETAIL GROCERY - 0.29%
7 Eleven, Inc. *                                            2,956              31,186
Cantel Med Corp., Class B *                                 1,099              14,749
Ingles Markets, Inc.                                        2,124              21,452
Nash-Finch Company                                          1,475              24,559
Pathmark Stores, Inc. *                                     3,932              30,080
Ruddick Corp. *                                             3,600              56,592
The Great Atlantic & Pacific Tea Company, Inc. * (a)        2,697              23,734
United Natural Foods, Inc. * (a)                            2,244              63,146
Weis Markets, Inc. *                                        1,224              37,968
Wild Oats Markets, Inc. *                                   2,956              32,220
                                                                           ----------
                                                                              335,686
RETAIL TRADE - 2.74%
A.C. Moore Arts & Crafts, Inc. * (a)                        1,570              31,447
Aaron Rents, Inc., Class B *                                1,731              44,729
Aeropostale, Inc. *                                         1,546              33,208
AnnTaylor Stores Corp. *                                    5,181             149,990
Blair Corp. *                                               1,163              25,819
Bombay Company, Inc. *                                      3,930              41,776
Brookstone, Inc. *                                          1,228              24,867
Building Materials Holding Corp. *                          1,510              22,363
Burlington Coat Factory Warehouse Corp. *                   2,129              38,109
Cato Corp., Class A *                                       1,870              39,420
Charming Shoppes, Inc. *                                   13,107              65,142
Childrens Place Retail Stores, Inc. * (a)                   1,465              29,095
Christopher & Banks Corp. * (a)                             2,805             103,757
Claire's Stores, Inc. *                                     4,890             124,010
Cole National Corp. Class A *                               1,458              18,254
Cost Plus, Inc. *                                           2,264              80,734
Daisytek International Corp. *                              2,169                 154
Electronics Boutique Holdings Corp. * (a)                   1,233              28,495
Finish Line, Inc. *                                         2,117              47,019
Footstar, Inc. * (a)                                        2,545              33,085
Fossil, Inc. *                                              2,397              56,473
Fred's, Inc., Class A *                                     2,518              93,619
Friedmans, Inc., Class A *                                  2,104              23,922
Galyan's Trading, Inc. * (a)                                1,399              20,062
Gart Sports Company * (a)                                     713              20,221
Genesco, Inc. * (a)                                         2,362              41,807
Group 1 Automotive, Inc. * (a)                              2,247              72,825
Guitar Center, Inc. (a)                                     1,664              48,256
Hancock Fabrics, Inc.                                       2,133              34,448
Haverty Furniture Companies, Inc. *                         1,972              34,510
Hibbett Sporting Goods, Inc. *                                805              26,517
Hot Topic, Inc. *                                           3,726             100,267
Intertan, Inc.                                              3,106              25,469
J. Jill Group, Inc. *                                       2,136              35,970
Jo Ann Stores, Inc. * (a)                                   1,773              44,857
Kenneth Cole Productions, Inc., Class A * (a)                 831              16,196
Linens'n Things, Inc. *                                     4,244             100,201
Longs Drug Stores Corp. (a)                                 3,703              61,470
Pacific Sunwear of California, Inc.                         5,303             127,749
Payless ShoeSource, Inc. *                                  7,933              99,163
Pep Boys-Manny, Moe & Jack *                                5,712              77,169
Regis Corp. *                                               5,017             145,744
Rex Stores Corp. *                                            981              11,880
School Specialty, Inc. * (a)                                1,837              52,281
Sharper Image Corp. * (a)                                   1,076              29,343
Shoe Carnival, Inc. *                                       1,098              16,206
Shopko Stores, Inc. * (a)                                   3,576              46,488
Stein Mart, Inc. *                                          3,771              22,588
Steven Madden, Ltd. *                                       1,180              25,771
Summit America Television, Inc. * (a)                       4,953              14,314
The Buckle, Inc. *                                            996              19,153
The Dress Barn, Inc.                                        3,004              38,061
The Mens Wearhouse, Inc. *                                  3,500              76,475
The Sports Authority, Inc. *                                4,023              43,046
The Wet Seal, Inc., Class A *                               3,142              33,557
The Yankee Candle, Inc. *                                   3,192              74,118
Too, Inc. *                                                 4,052              82,053
Tractor Supply Company * (a)                                1,534              73,249
Tuesday Morning Corp. *                                     1,069              28,115
Tweeter Home Entertainment Group, Inc. *                    2,947              25,580
Ultimate Electronics, Inc. * (a)                            1,528              19,589
Unifirst Corp. *                                            1,076              23,564
Urban Outfitters, Inc. * (a)                                  887              31,843
ValueVision Media, Inc., Class A * (a)                      2,574              35,084
Whitehall Jewellers, Inc. *                                 1,816              16,471
Wilsons Leather Experts, Inc. *                             2,407              17,354
                                                                           ----------
                                                                            3,144,571
SANITARY SERVICES - 0.15%
Casella Waste Systems, Inc., Class A *                      2,227              20,110
Ionics, Inc. * (a)                                          2,073              46,332
Waste Connections, Inc. *                                   3,145             110,232
                                                                           ----------
                                                                              176,674
SEMICONDUCTORS - 2.39%
Actel Corp. *,                                              2,623              53,772
Advanced Energy Industries, Inc. * (a)                      2,111              30,082
Alliance Semiconductor Corp. *                              3,451              16,703
American Superconductor Corp. * (a)                         2,997              17,473
Asyst Technologies, Inc. *                                  4,866              32,554
ATMI, Inc. * (a)                                            3,254              81,252
Axcelis Technologies, Inc. *                               11,996              73,416
Caliper Technologies Corp. *                                3,709              16,876
ChipPac, Inc., Class A * (a)                                5,783              44,356
Cirrus Logic, Inc. *                                        9,168              36,855
Credence Systems Corp. *                                    7,458              63,169
Cree, Inc. * (a)                                            8,573             139,568
DSP Group, Inc. *                                           3,297              70,984
ESS Technology, Inc. *                                      3,564              34,749
Exar Corp. *                                                4,692              74,274
Genesis Microchip, Inc. * (a)                               3,699              50,084
GlobespanVirata, Inc. *                                    13,296             109,692
Integrated Silicon Solution, Inc. *                         3,744              25,983
Intergrated Electrical Services, Inc. *                     4,339              31,458
Kopin Corp. *                                               8,583              52,528
Kulicke & Soffa Industries, Inc. *                          6,119              39,100
Lattice Semiconductor Corp.                                10,215              84,069
LTX Corp. *                                                 5,480              47,238
MEMC Electronic Materials, Inc. *                           7,162              70,188
Microsemi Corp. *                                           3,524              56,384
MIPS Technologies, Inc., Class A * (a)                      5,489              14,052

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES            VALUE
                                                           ------            -----
SEMICONDUCTORS - CONTINUED
Monolithic System Technology, Inc. * (a)                    2,424          $   21,961
Mykrolis Corp. *                                            4,809              48,811
Oak Technology, Inc. *                                      7,082              43,979
Omnivision Technologies, Inc. * (a)                         2,387              74,474
Pericom Semiconductor Corp. *                               2,621              24,375
Phoenix Technology, Ltd. *                                  4,245              23,984
Photronics, Inc. (a)                                        3,264              56,957
Pioneer Standard Electronics, Inc. *                        3,924              33,276
Power Integrations, Inc. *                                  2,987              72,644
Rambus, Inc. *                                              9,847             163,165
Rudolph Technologies, Inc. * (a)                            1,212              19,344
Silicon Image, Inc. *                                       7,524              41,984
Silicon Laboratories, Inc. *                                3,121              83,143
Siliconix, Inc. * (a)                                         667              24,079
Sipex Corp. *                                               3,837              18,801
Skyworks Solutions, Inc. * (a)                             16,116             109,105
Three-Five Systems, Inc. * (a)                              2,836              19,568
Triquint Semiconductor, Inc. *                             16,198              67,384
Ultratech Stepper, Inc. *                                   2,687              49,683
Varian Semiconductor Equipment Associates, Inc. *           3,650             108,624
Veeco Instruments, Inc. * (a)                               3,191              54,343
Vitesse Semiconductor Corp. *                              24,080             118,474
White Electronic Designs Corp. *                            2,193              23,224
Xicor, Inc. *                                               3,151              19,757
Zoran Corp. * (a)                                           3,186              61,203
                                                                           ----------
                                                                            2,749,201
SOFTWARE - 2.63%
Actuate Corp. *                                             7,164              19,916
Allscripts Heathcare Solution, Inc. *                       3,374              12,383
ANSYS, Inc. *                                               1,770              55,047
Ascential Software Corp. *                                  7,181             118,056
AsiaInfo Holdings, Inc. * (a)                               3,873              31,759
Aspen Technology, Inc. * (a)                                5,371              25,781
Avid Technology, Inc. *                                     3,083             108,121
BARRA, Inc. (a)                                             1,687              60,226
Borland Software Corp. *                                    8,178              79,899
Carreker Corp. * (a)                                        3,146              14,409
CCC Information Services Group, Inc. *                      1,617              23,446
CIBER, Inc. *                                               7,099              49,835
Concord Communications, Inc. *                              1,903              26,128
Dendrite International, Inc. *                              3,899              50,219
Documentum, Inc. *                                          5,642             110,978
Entegris, Inc. *                                            5,502              73,947
EPIQ Systems, Inc. * (a)                                    1,605              27,558
eResearch Technology, Inc. * (a)                            1,914              42,414
Exult, Inc. * (a)                                           5,944              50,940
HPL Technologies, Inc. * (a)                                  689                 138
Hyperion Solutions Corp. *                                  3,918             132,272
Informatica Corp. *                                         7,051              48,722
InfoUSA, Inc. *                                             3,444              27,896
Intermediate Telephone, Inc. *                              2,297              48,742
JDA Software Group, Inc. *                                  3,543              39,646
Keane, Inc. * (a)                                           6,388              87,068
Macrovision Corp.                                           4,755              94,720
Magma Design Automation, Inc. * (a)                         2,347              40,251
Manhattan Associates, Inc. *                                2,304              59,835
Mantech International Corp. *                               1,060              20,331
Manugistics Group, Inc. * (a)                               7,346              30,192
MAPICS, Inc. * (a)                                          2,790              22,878
Mapinfo Corp. *                                             2,235              16,271
Matrixone, Inc. *                                           5,972              34,279
McDATA Corp., Class A *                                     7,558             110,876
Micromuse, Inc. *                                           8,893              71,055
Midway Games, Inc. * (a)                                    4,229              15,351
MRO Software, Inc. *                                        2,394              20,660
MSC Software Corp. * (a)                                    3,017              20,335
NetIQ Corp. *                                               4,887              75,553
Novell, Inc. *                                             43,235             133,164
NYFIX, Inc. (a)                                             3,671              23,311
Packeteer, Inc. *                                           2,782              43,316
Parametric Technology Corp. *                              31,560              96,258
PDF Solutions, Inc. *                                       1,755              20,270
Plato Learning, Inc. *                                      2,997              17,233
Pomeroy Computer Resources, Inc. *                          1,536              16,988
Progress Software Corp. *                                   3,456              71,643
Red Hat, Inc.                                              13,628             103,164
Roxio, Inc. * (a)                                           2,763              18,484
Scansoft, Inc. * (a)                                        6,408              34,795
Secure Computing Corp. * (a)                                3,560              31,079
Seebeyond Technology Corp. *                                6,993              16,154
Serena Software, Inc. *                                     2,077              43,368
Speechworks International, Inc. *                           3,954              18,584
SPSS, Inc. *                                                1,668              27,922
SS&C Technologies, Inc. *                                   1,143              18,231
Take-Two Interactive Software, Inc. * (a)                   4,813             136,400
THQ, Inc. * (a)                                             4,744              85,392
Transaction Systems Architects, Inc., Class A *             3,859              34,577
Tyler Technologies, Inc. *                                  4,133              17,565
Ulticom, Inc. *                                             1,428              13,566
                                                                           ----------
                                                                            3,019,597
STEEL - 0.37%
Carpenter Technology Corp. *                                2,444              38,127
Gibraltar Steel Corp. *                                     1,188              24,330
Intermet Corp. *                                            4,303              14,501
NS Group, Inc.                                              2,135              20,816
Reliance Steel & Aluminum Company *                         3,059              63,322
Ryerson Tull, Inc. *                                        3,090              27,130
Schnitzer Steel Industries, Inc. *                            508              22,413
Steel Dynamics, Inc. * (a)                                  3,759              51,498
Texas Industries, Inc. *                                    2,615              62,237
Worthington Industries, Inc. *                              7,817             104,748
                                                                           ----------
                                                                              429,122
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.67%
ADTRAN, Inc. * (a)                                          2,367             120,764
American Tower Corp., Class A *                            19,163             169,592
Arris Group, Inc. * (a)                                     7,336              36,386
Aspect Communications, Inc. *                               7,678              29,714
Commonwealth Telephone Enterprises, Inc., (CTE)*            1,272              55,930
Commscope, Inc. *                                           6,534              62,073
Crown Castle International Corp.                           24,278             188,640
CT Communications, Inc. *                                   2,345              25,209
General Communication, Inc. *                               4,989              43,205
Golden Telecom, Inc. * (a)                                  1,730              38,821
Harmonic, Inc. * (a)                                        7,444              30,297
Infonet Services Corp., Class B *                           8,673              13,790
InterDigital Communication Corp. *                          6,435             150,386
Intrado, Inc. * (a)                                         2,044              32,275
J2 Global Communications, Inc. * (a)                          633              29,105
Mastec, Inc. *                                              2,762              15,909
MRV Communications, Inc. * (a)                             12,752              25,631
New Focus, Inc. *                                           7,218              26,995
Newport Corp. *                                             4,498              66,570
Plantronics, Inc. * (a)                                     4,467              96,800
Powerwave Technologies, Inc. *                              7,837              49,138
Price Communications Corp. * (a)                            5,460              70,489
Proxim Corp., Class A *                                    17,123              25,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES            VALUE
                                                           ------            -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
PTEK Holdings, Inc. *                                       6,282         $    30,468
RCN Corp. * (a)                                             9,005              17,830
REMEC, Inc. * (a)                                           7,137              49,673
Shenandoah Telecommunications Company *                       417              19,999
Sonus Networks, Inc. *                                     23,647             118,944
Spectralink Corp. *                                         2,345              23,169
Stratex Networks, Inc. *                                   10,769              34,461
SureWest Communications * (a)                               1,653              50,003
Tekelec *                                                   5,669              64,060
Terayon Communication Systems, Inc. *                       8,516              23,249
Time Warner Telecom, Inc., Class A *                        5,626              35,838
Tollgrade Communications, Inc. * (a)                        1,652              30,810
Touch America Holdings, Inc. *                             24,207               1,622
Triton PCS Holdings, Inc., Class A *                        2,694              13,605
                                                                          -----------
                                                                            1,916,450
TELEPHONE - 0.21%
Cincinnati Bell, Inc. *                                    22,914             153,524
Hickory Tech Corp. *                                        2,194              24,573
North Pittsburgh Systems, Inc. *                            2,023              30,486
TALK America Holdings, Inc. * (a)                           2,876              31,377
                                                                          -----------
                                                                              239,960
TIRES & RUBBER - 0.06%
Bandag, Inc. *                                              1,233              45,954
Myers Indiana, Inc.                                         2,297              21,821
                                                                          -----------
                                                                               67,775
TOBACCO - 0.22%
Dimon, Inc. *                                               4,757              34,155
Schweitzer Mauduit International, Inc. *                    1,529              36,910
Standard Commercial Corp. *                                 1,327              22,559
Universal Corp. *                                           2,712             114,718
Vector Group, Ltd. * (a)                                    2,857              49,997
                                                                          -----------
                                                                              258,339
TOYS, AMUSEMENTS & SPORTING GOODS - 0.13%
Jakks Pacific, Inc. * (a)                                   3,003              39,910
Marval Enterprises, Inc. * (a)                              3,773              72,064
Russ Berrie & Company, Inc. *                               1,133              41,366
                                                                          -----------
                                                                              153,340
TRANSPORTATION - 0.58%
Airborne, Inc. *                                            5,736             119,882
Alexander & Baldwin, Inc. *                                 4,741             125,779
Heartland Express, Inc. *                                   3,535              78,654
J.B. Hunt Transport Services, Inc.                          2,613              98,641
Kirby Corp. *                                               2,242              63,224
Offshore Logistics, Inc. *                                  2,150              46,762
Overseas Shipholding Group, Inc. * (a)                      3,253              71,599
RailAmerica, Inc. *                                         3,788              32,009
SCS Transportation, Inc. *                                  1,896              23,946
                                                                          -----------
                                                                              660,496
TRAVEL SERVICES - 0.05%
Pegasus Systems, Inc. *                                     3,207              52,114
                                                                          -----------
TRUCKING & FREIGHT - 0.76%
Arkansas Best Corp.                                         2,565              61,021
Covenant Transport, Inc. *                                    933              15,861
EGL, Inc. *                                                 4,355              66,196
Forward Air Corp. *                                         1,428              36,228
Knight Transportation, Inc. *                               2,890              71,961
Landstar Systems, Inc. *                                    1,778             111,747
Oshkosh Truck Corp. *                                       1,739             103,158
Roadway Express, Inc. *                                     1,397              39,857
Terex Corp. *                                               5,045              98,478
USF Corp. *                                                 3,234              87,221
Werner Enterprises, Inc. *                                  4,538              96,206
Yellow Corp. *                                              3,486              80,701
                                                                          -----------
                                                                              868,635
TOTAL COMMON STOCK
(Cost: $79,414,238)                                                       $82,582,196
                                                                          -----------

                                                       PRINCIPAL
                                                        AMOUNT               VALUE
                                                        ------               -----
SHORT TERM INVESTMENTS - 27.78%
Navigator Securities Lending Trust, 1.14%             $17,408,934        $ 17,408,934
Federal Home Loan Bank Consolidated
   Discount Note,
   0.98% due 08/20/2003                                 2,200,000           2,196,700
   1.05% due 07/07/2003                                 7,800,000           7,798,635
Federal Home Loan Mortgage Discount Notes,
   1.14% due 07/03/2003                                 3,400,000           3,399,785
U.S. Treasury Bills,
   0.76% due 09/25/2003                                   100,000              99,819
   0.79% due 08/14/2003                                   100,000              99,875
   0.80% due 07/24/2003                                   400,000             399,797
   0.81% due 09/25/2003                                   400,000             399,226
   1.12% due 07/17/2003                                   100,000              99,950
                                                                         ------------
                                                                         $ 31,902,721
REPURCHASE AGREEMENTS - 0.31%
Repurchase Agreement with State
   Street Corp., dated 06/30/2003 at 0.92% to
   be repurchased at $353,009 on
   07/01/2003, collateralized by 245,000
   U.S. Treasury Bonds, 8.125% due
   08/15/2019 (valued at $360,456,
   including interest).
                                                          353,000        $    353,000
                                                                         ------------
TOTAL INVESTMENTS (SMALL CAP INDEX TRUST)
(Cost: $111,669,959)                                                     $114,837,917
                                                                         ============

INTERNATIONAL INDEX TRUST

                                                             SHARES            VALUE
                                                             ------            -----
COMMON STOCK - 79.31%
AUSTRALIA - 3.91%
Alumina, Ltd.                                                12,162           $ 33,236
Amcor, Ltd.                                                   9,263             50,504
AMP Diversified Property Trust                                4,497              9,210
AMP, Ltd. (a)                                                14,852             49,563
Ansell, Ltd.                                                  2,243              8,810
Aristocrat Leisure, Ltd. (a)                                  2,388              2,133
Austrailia Gas Light Company, Ltd.                            5,101             37,505
Australia & New Zealand Bank Group                           16,572            207,079
Australian Stock Exchange, Ltd. (a)                             957              8,045
BHP Billiton, Ltd.                                           40,659            235,876
BHP Steel, Ltd. *                                             7,295             18,221
Boral, Ltd.                                                   5,824             19,787
Brambles Industries, Ltd. (a)                                11,480             35,227
BT Office Trust                                              12,432             12,855
Centro Props Group                                            3,800             10,181
CFS Gandel Retail Trust                                      13,880             12,395
Coca-Cola Amatil, Ltd.                                        5,717             21,919
Cochlear, Ltd.                                                  563             12,210
Coles Myer, Ltd. (a)                                         11,796             55,443
Commonwealth Bank of Australia (a)                           13,659            271,013
Commonwealth Property Office Fund                            16,430             13,238

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                             SHARES           VALUE
                                                             ------           -----
AUSTRALIA - 3.91%
Computershare, Ltd. (a)                                       3,053         $    3,833
CSL, Ltd. (a)                                                 1,512             12,132
CSR, Ltd.                                                     9,889             12,882
David Jones, Ltd. (a)                                         2,251              1,995
Deutsche Office Trust                                        10,001              7,521
Fosters Brewing Group                                        23,180             65,525
Futuris Corp., Ltd.                                           2,963              3,342
General Property Trust                                       20,979             41,132
Harvey Norman Holding, Ltd.                                   5,707              9,618
Iluka Resources, Ltd.                                         2,500              6,798
Investa Property Group (a)                                    8,100             10,769
James Hardie Industries NV                                    5,490             25,951
John Fairfax Holdings, Ltd.                                   8,671             16,768
Leighton Holdings                                             1,493             10,025
Lend Lease Corp. (a)                                          4,246             23,806
Lion Nathan, Ltd.                                             3,000             10,797
Macquarie Bank, Ltd. (a)                                      2,283             44,148
Macquarie Goodman                                             8,500              8,675
Macquarie Infrastructure Group                               21,866             52,708
Mayne Nickless, Ltd. (a)                                      7,433             13,675
Mirvac Group                                                  7,935             23,656
National Australia Bank, Ltd.                                16,890            379,917
Newcrest Mining, Ltd.                                         3,890             19,981
News Corp., Ltd.                                             16,032            120,565
NRMA Insurance Group, Ltd.                                   18,747             42,798
OneSteel, Ltd.                                                8,109             10,454
Orica, Ltd.                                                   3,066             22,295
Origin Energy, Ltd.                                           6,909             18,788
PaperlinkX, Ltd. (a)                                          3,400             10,456
Patrick Corp., Ltd.                                           2,147             18,092
Publishing & Broadcasting, Ltd.                               1,113              7,384
QBE Insurance Group, Ltd.                                     6,954             43,518
Rinker Group                                                  9,889             34,793
Rio Tinto, Ltd.                                               3,422             67,116
Santos, Ltd. (a)                                              6,535             25,889
Sonic Healthcare, Ltd.                                        2,074              9,121
Sons Of Gwalia, Ltd.                                            670              1,035
Southcorp, Ltd. (a)                                           6,901             13,067
Stockland Trust Group (a)                                    10,260             34,514
Suncorp-Metway, Ltd. (a)                                      5,485             42,722
Tab, Ltd.                                                     4,372              9,541
TABCORP Holdings, Ltd.                                        3,954             28,593
Telstra Corp.                                                23,194             68,524
Toll Holdings, Ltd.                                           1,900              9,032
Transurban Group (a)                                          5,224             16,732
Wesfarmers, Ltd. (a)                                          4,156             70,601
Westfield Holdings, Ltd. (a)                                  4,674             45,820
Westfield Trust                                              23,217             53,782
Westpac Banking Corp., Ltd.                                  19,392            211,587
WMC Resorces, Ltd.                                           13,039             30,730
Woodside Petroleum, Ltd.                                      4,899             40,723
Woolworths, Ltd.                                             10,668             89,681
                                                                            ----------
                                                                             3,128,057
AUSTRIA - 0.14%
Axis Vermoegensverwaltungs *                                     14                  0
Bohler Uddeholm AG                                               43              2,381
Erste Bank AG (a)                                               241             21,331
Flughafen Wien AG                                               119              4,332
Immofinanz Immobilien Anlagen AG (a)                          2,100             15,145
Mayr-Melnhof Karton AG                                           68              5,672
Oesterreichische Elektrizitaets AG, Class A                      30              2,769
OMV AG                                                          182             21,902
RHI AG (a)                                                       94              1,119
Telekom Austria AG (a)                                        1,926             21,888
VA Technologie AG                                                71              1,879
Voestalpine AG                                                  184              7,278
Wienerberger Baustoffindustrie AG                               458              8,060
                                                                            ----------
                                                                               113,756
BELGIUM - 0.81%
Agfa Gevaert NV                                               1,360             28,925
Barco NV                                                         70              4,195
Bekaert SA                                                      127              5,946
Colruyt SA                                                      148             10,248
Compagnie Maritime Belge SA                                      42              1,667
Delhaize Group                                                  909             27,708
Dexia                                                         7,055             89,346
Electrabel SA                                                   329             83,974
Exmar SA NPV *                                                   42              1,438
Fortis                                                       11,377            197,866
Goupe Bruxelles Lam                                             692             31,361
Interbrew                                                     1,734             38,594
KBC Bancassurance Holding NV                                  1,000             39,327
Omega Pharma SA                                                 134              4,085
SA D'Ieteren Trading NV                                          31              4,450
Solvay SA (a)                                                   693             47,827
UCB SA                                                          955             26,210
Union Miniere SA                                                145              7,527
                                                                            ----------
                                                                               650,694
DENMARK - 0.62%
AS Dampskibsselskabet Svendborg                                  12             65,011
AS Det Ostasiatiske Kompagni                                    363              9,945
Bang & Olufsen AS - B Series                                    100              2,724
Carlsberg AS, B Shares                                          200              7,167
Coloplast AS, Class B                                           225             17,414
Danisco AS                                                      750             29,429
Danske Bank AS                                                5,500            107,269
DSV                                                             200              5,154
FLS Industries AS, B Shares                                     200              1,672
GN Store Nord AS                                              1,823              7,506
Group 4 Falck                                                 1,000             16,640
H. Lundbeck AS                                                  638             12,937
ISS International AS                                            400             14,303
Kobenhavn Lufthavne                                              70              5,689
NEG Micon AS                                                    200              2,043
NKT Holding                                                     100              1,385
Novo Nordisk AS                                               2,777             97,361
Novozymes AS, B Shares                                          726             20,228
Tele Danmark AS                                               1,550             46,425
Topdanmark AS                                                   200              7,322
Vestas Wind Systems AS                                        1,068             12,233
William Demant Holdings                                         200              4,582
                                                                            ----------
                                                                               494,439
FINLAND - 1.51%
Amer Group, Ltd.                                                300              9,186
Asko Oyj                                                        500             11,618
Elisa Corporation                                             1,350             11,615
Fortum Corp.                                                  4,000             32,115
Instrumentarium Corp. (a)                                       600             22,844
KCI Konecranes OYJ                                              200              4,946
Kesko Oyj                                                       500              5,878
Kone Corp.                                                      300             12,595
Metra Oyj, B Shares                                             600              7,468
Metso Oyj (a)                                                 1,300             11,589
Nokia AB Oyj                                                 52,205            861,100
Orion, Series B                                                 300              4,986
Outokumpu Oyj                                                   500              4,400
Pohjola Group PLC                                               200              3,430

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                      VALUE
                                                     ------                      -----
FINLAND - CONTINUED
Rautaruukki Oyj                                         800                 $      3,451
Sampo Oyj, A Shares                                   2,700                       19,845
Stora Enso Oyj                                        7,259                       81,242
TietoEnator Oyj                                       1,041                       17,554
UPM-Kymmene Oyj                                       5,400                       78,946
                                                                            ------------
                                                                               1,204,808
FRANCE - 7.83%
Accor SA (a)                                          2,036                       73,770
Air France                                              657                        8,509
Air Liquide L                                           580                       86,128
Alcatel SA (a)                                       13,016                      117,528
Alstom (a)                                            2,424                        8,365
Altran Technologies                                     522                        4,641
Atos Origin SA (a)                                      160                        5,543
Autoroutes du Sud de la France (a)                      717                       20,989
Aventis SA                                            7,401                      407,858
AXA                                                  15,355                      238,615
BNP Paribas SA (a)                                    8,796                      447,704
Bouygues SA (a)                                       2,203                       60,917
Business Objects SA (a)                                 803                       17,937
Caisse Nationale du Credit Agricole                   3,600                       68,532
Cap Gemini SA (a)                                     1,247                       44,350
Carrefour (a)                                         6,231                      305,897
Casino Guich Perrachon SA (a)                           387                       30,270
Club Mediterranee SA (a)                                101                        3,238
CNP Assurances (a)                                      400                       16,932
Compagnie De Sanit Gobain                             3,441                      135,641
Dassault Systemes SA (a)                                508                       16,712
Essilor International                                 1,106                       44,628
European Aeronautic Defence & Space Company (a)       3,288                       40,392
France Telecom, ADS (a)                               8,491                      208,618
Gecina                                                  150                       17,426
Groupe Danone (a)                                     1,351                      187,256
Hermes International                                    100                       14,114
Imerys SA (a)                                            74                       10,793
Klepierre                                               250                       12,365
L'Air Liquide SA                                      1,101                      163,496
L'Oreal SA (a)                                        3,677                      259,690
Lafarge                                                 494                       28,979
Lafarge *                                             1,920                        5,190
Lafarge SA (a)                                        1,426                       83,653
Lagardere S.C.A. (a)                                  1,433                       62,388
LVMH Moet Hennessy (a)                                2,470                      122,708
Michelin (CGDE) (a)                                   1,526                       59,680
Pechiney SA, Class A (a)                                729                       26,213
Pernod-Ricard SA (a)                                    551                       49,245
Peugoet SA (a)                                        1,976                       96,143
Pinault-Printemps-Redoute (a)                           753                       56,819
Publicis Groupe SA (a)                                1,161                       31,209
Renault Regie Nationale SA                            1,701                       90,081
Sagem SA                                                205                       16,506
Sanofi-Synthelabo SA (a)                              3,994                      234,299
Schneider Electric SA (a)                             2,283                      107,509
Societe BIC SA                                          446                       17,391
Societe Generale (a)                                  3,511                      222,927
Societe Television Francaise 1 (a)                    1,293                       39,859
Sodexho Alliance (a)                                    960                       25,950
STMicroelectronics NV                                 6,326                      132,869
Suez SA (a)                                           8,817                      140,565
Technip-Coflexop SA                                     207                       18,143
Thales SA (a)                                           839                       24,947
Thomson SA (a)                                        2,083                       32,178
Total SA, B Shares                                    7,127                    1,078,835
Unibail                                                 458                       33,980
Valeo (a)                                               765                       26,574
Veolia Environnement                                  2,550                       52,503
Vinci SA (a)                                            753                       50,886
Vivendi Universal SA                                  9,834                      179,288
Wanadoo                                               3,757                       25,194
Zodiac SA                                               330                        8,062
                                                                            ------------
                                                                               6,259,627
GERMANY - 5.07%
Adidas-Salomon AG (a)                                   500                       42,830
Aixtron AG                                              607                        3,100
Allianz AG (a)                                        2,969                      247,184
Altana AG                                               776                       49,039
BASF AG (a)                                           6,049                      258,833
Bayer AG                                              7,042                      163,459
Bayerische Hypo-Und Vereinsbank AG                    3,925                       64,967
Beiersdorf AG                                           267                       35,748
Buderus AG (a)                                          400                       13,343
Celesio AG (a)                                          374                       14,721
Commerzbank AG                                        4,600                       64,446
Continental AG                                        1,361                       28,617
DaimlerChrysler AG (a)                                9,380                      327,996
Deutsche Bank AG NPV (a)                              5,762                      374,335
Deutsche Boerse AG                                    1,027                       54,494
Deutsche Lufthansa AG (a)                             2,285                       26,809
Deutsche Post AG (a)                                  4,009                       58,979
Deutsche Telekom AG                                  22,895                      349,992
Douglas Holding AG (a)                                  507                       10,964
E.ON AG                                               6,400                      329,579
Epcos AG                                                400                        5,162
Fresenius Medical Care AG                               396                       19,632
Fresenius Medical Care AG                               325                       11,776
Heidelbergcement AG                                     262                        5,792
Henkel Kgaa-Vorzug (a)                                  685                       42,477
Infineon Technologies AG                              4,619                       44,736
Karstadt Quelle AG                                      360                        7,719
Linde AG (a)                                            981                       36,380
MAN AG (a)                                            1,343                       22,739
Merck & Company, Inc.                                   544                       15,831
Metro AG (a)                                          1,518                       49,152
MLP AG (a)                                              883                       13,204
Munchener Ruckversicherungs-Gesellschaft AG (a)       1,260                      128,670
Porsche AG                                               82                       34,804
ProSieben Sat.1 Media AG (a)                            384                        2,562
RWE AG (a)                                            3,949                      119,418
SAP AG (a)                                            2,226                      262,959
Schering AG                                           1,816                       88,943
Siemens AG NPV                                        8,742                      429,570
Suedzucker AG (a)                                       550                        9,464
Thyssen Krupp AG                                      3,484                       40,235
Tui AG (a)                                            1,300                       19,365
Volkswagen AG                                         2,371                      100,390
WCM Beteilgungs & Grundbesitz AG                      1,700                        3,852
Wella AG                                                222                       16,215
                                                                            ------------
                                                                               4,050,482
GREECE - 0.30%
Alpha Bank                                            1,500                       26,191
Attica Enterprises Holding SA                           700                        1,699
Bank of Piraeus                                       1,600                       12,184
Coca Cola Hell Bot                                      610                       10,090
Commercial Bank of Greece                               700                       12,255
Duty Free Shops                                         500                        6,326
EFG Eurobank Ergas                                    1,710                       25,806

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                      VALUE
                                                     ------                      -----
GREECE - CONTINUED
Folli-Follie SA                                         300                 $      4,617
Greek Organization of Footbal Prognostics               700                        7,150
Hellenic Petroleum SA                                 1,200                        8,116
Hellenic Technodomiki Tev SA                            500                        2,807
Hellenic Telecommunications Organization SA           2,640                       31,217
Interamerican SA                                        300                        1,380
Intracom                                                500                        3,324
National Bank Of Greece                               2,062                       34,771
Papastratos Cigarette Company                           300                        6,122
Public Power Corp.                                      780                       14,104
Techniki Olympiaki SA                                 1,400                        5,475
Titan Cement Company                                    240                        8,696
Viohalco                                              1,130                        5,641
Vodafone Panafon SA                                   1,500                       10,007
                                                                            ------------
                                                                                 237,978
HONG KONG - 1.21%
ASM Pacific Technology, Ltd.                          2,000                        5,822
Bank of East Asia                                    16,000                       31,289
BOC Hong Kong Holdings, Ltd. (a)                     30,000                       30,199
Cathay Pacific Airways, Ltd. (a)                     10,000                       13,465
Cheung Kong Holdings, Ltd.                           17,000                      102,024
Cheung Kong Infrastructure Holdings, Ltd. (a)         4,000                        7,669
CLP Holdings, Ltd.                                   20,400                       88,683
Esprit Holdings, Ltd.                                 6,000                       14,696
Giordano International, Ltd.                         20,000                        6,219
Hang Lung Properties, Ltd. (a)                       10,000                        8,977
Hang Seng Bank, Ltd.                                  8,600                       90,707
Henderson Land Development                            6,000                       17,158
Hong Kong & China Gas Company, Ltd.                  42,490                       53,670
Hong Kong Electric Holdings, Ltd.                    15,500                       60,623
Hong Kong Exchange & Clearing, Ltd.                  12,000                       17,389
Hopewell Holdings, Ltd.                               7,000                        7,451
Hutchison Whampoa, Ltd.                              22,800                      138,879
Hysan Development Company, Ltd.                       6,000                        4,924
Johnson Electronic Holdings, Ltd.                    18,000                       22,390
Li & Fung, Ltd.                                      20,000                       25,775
MTR Corp. (a)                                        12,500                       14,346
New World Development Company (a)                    12,000                        4,578
PCCW, Ltd. (a)                                       24,984                       15,459
Shangri-La Asia, Ltd.                                12,000                        7,694
Sino Land Company, Ltd. (a)                           8,000                        2,488
Smartone Telecommunications Holdings, Ltd.            5,000                        5,707
South China Morning Post, Ltd.                       10,000                        3,911
Sun Hung Kai Properties, Ltd.                        14,000                       70,555
Swire Pacific, Ltd., Class A                         11,000                       47,960
Techtronic Industries Company, Ltd.                   4,000                        6,694
Television Broadcast, Ltd.                            3,000                       10,714
Texwinca Holdings, Ltd.                               8,000                        6,361
Wharf Holdings                                       12,000                       23,159
                                                                            ------------
                                                                                 967,635
IRELAND - 0.63%
Allied Irish Banks PLC - London                       6,070                       90,836
Allied Irish Banks PLC                                3,649                       54,942
Bank of Ireland                                      10,930                      132,637
CRH PLC - London                                      3,888                       61,313
CRH PLC                                               1,944                       30,523
DCC PLC                                                 627                        8,438
DCC PLC-GBP                                             400                        5,358
Elan Corp.                                            4,143                       21,445
Fyffes                                                4,000                        6,303
Grafton Group                                         2,000                        8,857
Greencore Group PLC                                   1,300                        4,337
Independent News & Media                              4,779                        8,687
Independent News & Media PLC                            520                          945
Irish Life & Permanent PLC                            3,142                       33,972
Kerry Group                                             590                        9,135
Kerry Group PLC                                         800                       12,305
Ryanair Holdings PLC                                  1,939                       13,450
Waterford Wedgewood                                     700                          193
Waterford Wedgewood PLC                               8,769                        2,392
                                                                            ------------
                                                                                 506,068
ITALY - 3.10%
Acea SPA (a)                                          1,153                        5,438
Alleanza Assicuraz (a)                                5,390                       51,335
Assicurazioni Generali SPA (a)                       10,414                      241,730
Autogrill SPA (a)                                     1,005                       10,982
Banca Fideuram SPA (a)                                2,806                       15,331
Banca Intesa SPA (a)                                 39,171                      125,482
Banca Intesa SPA - Non convertible (a)                9,735                       22,395
Banca Monte dei Paschi Siena SPA (a)                  9,472                       25,876
Banca Naz Del Lavoro (a)                             17,775                       29,851
Banca Popolare di Milano (a)                          4,533                       19,866
Banco Popolare Di Verona e Novara                     4,000                       54,752
Benetton Group SPA (a)                                  321                        3,334
Bulgari SPA (a)                                       1,750                        9,763
Capitalia SPA (a)                                    12,075                       21,320
e.Biscom                                                  9                          275
Enel SPA (a)                                         22,865                      142,812
Eni SPA (a)                                          28,269                      428,241
Fiat SPA                                                849                        3,936
Fiat SPA (a)                                          1,551                       11,311
Fiat SPA (a)                                            680                        3,238
Finecogroup SPA (a)                                  12,250                        6,594
Finmeccanica SPA                                     62,800                       40,307
Gruppo Editoriale L'Espresso SPA (a)                  1,900                        7,540
Italcementi SPA (a)                                   1,178                       13,442
Luxottica Group SPA (a)                               1,394                       19,065
Mediaset SPA (a)                                      6,620                       56,120
Mediobanca SPA (a)                                    5,008                       50,058
Mediolanum SPA (a)                                    3,309                       18,498
Mondadori (Arnoldo) Editore SPA (a)                   1,400                       10,177
Parmalat Finanziaria SPA (a)                          5,513                       17,375
Pirelli SPA (a)                                      11,000                       11,160
RAS SPA (a)                                           3,260                       49,535
San Paolo-IMI SPA (a)                                10,913                      101,551
Seat Pagine Gialle SPA (a)                           52,531                       36,556
Snam Rete Gas SPA (a)                                10,081                       39,657
Snia SPA (a)                                          3,000                        5,883
Telecom Italia Mobile SPA (a)                        41,375                      204,168
Telecom Italia SPA (a)                               25,744                      233,343
Telecom Italia SPA-RNC (a)                           22,714                      124,625
Tiscali SPA (a)                                       2,417                       12,372
UniCredito Italiano SPA (a)                          40,967                      195,558
                                                                            ------------
                                                                               2,480,852
JAPAN - 16.11%
Acom Company                                            720                       26,072
Aderans Company, Ltd.                                   400                        7,109
Advantest Corp.                                         700                       31,071
Aeon Credit Service Company, Ltd. (a)                   200                        6,341
Aiful Corp.                                             450                       19,223
Ajinomoto Company, Inc.                               6,000                       57,570
All Nippon Airways Company, Ltd.                      7,000                       13,433
Alps Electric Company                                 1,000                       12,832

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                      VALUE
                                                     ------                      -----
JAPAN - CONTINUED
Amada Company, Ltd. (a)                               2,000                 $      6,441
Amano Corp.                                           1,000                        5,840
Anritsu Corp.                                         1,000                        5,465
Aoyama Trading Company                                  400                        5,340
Ariake Japan Company, Ltd. (a)                          200                        5,974
Asahi Breweries, Ltd. (a)                             4,000                       24,196
Asahi Glass Company (a)                               8,000                       49,727
Asahi Kasei Corp.                                    14,000                       40,065
ASATSU-DK, Inc. (a)                                     300                        5,382
Ashikaga Financial Group, Inc.                        9,000                       13,366
Autobacs Seven Company                                  200                        3,746
Avex, Inc.                                              100                        1,348
Bellsystem24, Inc.                                       50                        8,031
Benesse Corp.                                           600                       10,363
Bridgestone Corp. (a)                                 7,000                       95,198
Canon, Inc.                                           9,000                      413,750
Capcom Company, Ltd. (a)                                300                        3,099
Casio Computer Company, Ltd.                          2,000                       12,799
Central Glass Company                                 2,000                       11,781
Central Japan Railway Company (a)                        10                       71,753
Chichibu Onoda Cement                                 8,000                       13,750
Chubu Electric Power Company, Inc.                    6,800                      124,250
Chugai Pharmaceutical Company, Ltd.                   3,200                       36,417
Citizen Watch Company, Ltd. (a)                       3,000                       16,145
Coca-Cola West Japan Company, Ltd. (a)                  400                        6,635
Credit Saison Company, Ltd.                           1,600                       26,285
CSK Corp. (a)                                           600                       16,370
Dai Nippon Printing Company, Ltd.                     7,000                       74,173
Daicel Chemical Industries, Ltd.                      2,000                        6,358
Daiei, Inc.                                           2,000                        2,336
Daifuku Company                                       1,000                        3,813
Daiichi Pharmaceutical Company, Ltd.                  2,800                       36,538
Daikin Industries, Ltd.                               2,000                       36,794
Daimaru, Inc.                                         2,000                        8,043
Dainippon Ink & Chemicals, Inc.                       6,000                       12,165
Dainippon Screen Manufacturing Company, Ltd.          1,000                        4,906
Daito Trust Construction Company                      1,100                       23,174
Daiwa House Industry Company, Ltd.                    5,000                       34,458
Daiwa Securities Group, Inc.                         13,000                       74,840
Denki Kagaku Kogyo Kabushiki Kaisha                   4,000                       11,113
Denso Corp.                                           5,400                       85,739
Dentsu, Inc.                                              3                        9,361
Dowa Mining Company, Ltd.                             4,000                       15,385
East Japan Railway                                       37                      164,849
Ebara Corp.                                           2,000                        7,042
Eisai Company                                         2,300                       47,399
Familymart Company, Ltd.                                600                       10,738
Fanuc, Ltd.                                           1,300                       64,536
Fast Retailing Company                                  600                       18,572
Fuji Electric Company, Ltd.                           5,000                       10,972
Fuji Machine Manufacturers Company, Ltd.                300                        3,479
Fuji Photo Film Company, Ltd.                         5,000                      144,758
Fuji S Ware ABC                                         400                        7,159
Fuji Television Network, Inc.                             2                        7,075
Fujikura, Ltd.                                        4,000                       13,216
Fujisawa Pharmaceutical Company, Ltd. (a)             3,000                       56,318
Fujitsu Support & Services, Inc.                        200                        3,212
Fujitsu, Ltd.                                        17,000                       69,784
Furukawa Electric Company, Ltd. (a)                   7,000                       22,894
Gunma Bank (a)                                        4,000                       18,222
Gunze, Ltd.                                           2,000                        7,542
Hankyu Department Stores                              1,000                        5,832
Hino Motors, Ltd.                                     2,000                        9,461
Hirose Electric Company, Ltd.                           300                       24,855
Hitachi Cable, Ltd.                                   1,000                        2,703
Hitachi Chemical                                      1,000                       10,254
Hitachi Software Engineering Company, Ltd. (a)          200                        4,155
Hitachi Zosen Corp.                                   3,000                        2,528
Hitachi, Ltd.                                        31,000                      131,651
Hokuriku Bank (a)                                    10,000                       15,352
Honda Motor Company                                   8,500                      322,682
House Food Corp.                                        400                        3,671
Hoya Corp.                                            1,200                       82,800
Isetan Company, Ltd.                                  1,400                        9,450
Ishihara Sangyo                                       2,000                        3,387
Ishikawajima Harima Heavy Industries Company,
 Ltd. (a)                                             9,000                       10,137
Ito-Yokado Company, Ltd. (a)                          4,000                       95,949
Itochu Corp.                                         14,000                       35,276
Itochu Techno-Science Corp.                             300                        6,983
ITOEN, Ltd.                                             400                       13,450
Japan Airlines System Corp.                           8,000                       17,488
Japan Tobacco, Inc.                                       8                       43,319
JFE Holdings, Inc                                     5,100                       76,593
JGC Corp.                                             2,000                       13,483
JSR Corp.                                             2,000                       24,346
Jusco Company                                         2,600                       59,655
Kajima Corp.                                         10,000                       23,779
Kaken Pharmaceutical Company, Ltd.                    1,000                        5,373
Kamigumi Company                                      2,000                       10,029
Kanebo (a)                                            3,000                        3,554
Kaneka Corp.                                          3,000                       18,522
Kansai Electric Power Company                         7,500                      118,518
Kao Corp.                                             6,000                      111,885
Katokichi Company                                       300                        5,119
Kawasaki Heavy Industries, Ltd.                      13,000                       13,341
Kawasaki Kisen                                        4,000                        9,678
Keihin Electric Express Railway Company, Ltd. (a)     4,000                       19,590
Keio Electric Railway Company, Ltd.                   5,000                       22,861
Keyence Corp.                                           300                       55,067
Kikkoman Corp.                                        2,000                       13,233
Kinden Corp.                                          1,000                        3,362
Kinki Nippon Railway                                 17,000                       44,254
Kirin Brewery Company, Ltd. (a)                       8,000                       56,335
Kokuyo Company, Ltd. (a)                              1,000                        9,545
Komatsu                                              10,000                       38,380
Komori Corp.                                          1,000                       10,438
Konami Corp.                                            900                       16,145
Konica Corp. (a)                                      3,000                       34,216
Koyo Seiko Company                                    1,000                        7,167
Kubota Corp. (a)                                     10,000                       27,200
Kuraray Company                                       4,000                       26,298
Kurita Water Industries, Ltd.                         1,000                       11,088
Kyocera Corp.                                         1,800                      103,175
Kyowa Exeo Corp.                                      1,000                        3,538
Kyowa Hakko Kogyo (a)                                 4,000                       21,626
Kyushu Electric Power                                 4,400                       68,613
Lawson, Inc. (a)                                        700                       19,273
Mabuchi Motor Company, Ltd.                             400                       30,637
Makita Corp.                                          1,000                        8,135
Marubeni Corp.                                       17,000                       22,127
Marui Company, Ltd.                                   3,700                       32,939
Matsushita Electric Industrial Company, Ltd.         23,000                      228,167
Matsushita Electric Works, Ltd.                       4,000                       23,729
Meiji Milk Product                                    2,000                        7,426
Meiji Seika Kaisha, Ltd.                              3,000                        9,837
Meitec Corp.                                            400                       12,181

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                      VALUE
                                                     ------                      -----
JAPAN - CONTINUED
Millea Holdings, Inc.                                    16                     $122,548
Minebea Company                                       3,000                       11,914
Mitsubishi Chemical Corp.                            19,000                       38,839
Mitsubishi Corp.                                     11,000                       76,451
Mitsubishi Electric Corp.                            19,000                       61,825
Mitsubishi Estate Company, Ltd.                      11,000                       74,615
Mitsubishi Gas Chemical Company, Inc.                 3,000                        6,358
Mitsubishi Heavy Industries, Ltd.                    31,000                       80,439
Mitsubishi Logistc Corp.                              1,000                        6,057
Mitsubishi Materials Corp.                            8,000                       10,279
Mitsubishi Paper Company                              2,000                        2,536
Mitsubishi Rayon Company, Ltd.                        4,000                       10,680
Mitsubishi Tokyo Financial Group, Inc.                   44                      199,341
Mitsui & Company, Ltd.                               13,000                       65,296
Mitsui Chemicals, Inc.                                7,000                       32,414
Mitsui Engineering & Shipbuilding Company, Ltd.       5,000                        6,299
Mitsui Fudosan Company                                8,000                       51,195
Mitsui Marine & Fire Insurance Company, Ltd.         14,000                       65,062
Mitsui Mining & Smelting Company, Ltd.                6,000                       17,772
Mitsui O.S.K. Lines, Ltd.                             8,000                       24,363
Mitsui Trust Holdings, Inc.                           5,000                       11,013
Mitsukoshi, Ltd.                                      3,000                        7,910
Mitsumi Electric Company, Ltd.                          500                        5,177
Mizuho Financial Group, Inc.                             56                       44,340
Mori Seiki Company                                      300                        1,767
Murata Manufacturing Company, Ltd.                    2,600                      102,390
Namco, Ltd.                                             300                        4,796
NEC Corp.                                            16,000                       80,097
Net One Systems Company, Ltd. (a)                         2                        9,829
NGK Insulators, Ltd.                                  3,000                       16,670
NGK Spark Plug Company                                2,000                       14,050
Nichirei Corp.                                        2,000                        6,992
Nidec Corp.                                             400                       26,465
Nikko Cordial Corp.                                  14,000                       56,301
Nikon Corp.                                           3,000                       24,755
Nintendo Company, Ltd.                                1,100                       80,122
Nippon COMSYS Corp.                                   1,000                        5,106
Nippon Express Company                                9,000                       34,992
Nippon Kayaku Company, Ltd.                           1,000                        4,280
Nippon Meat Packer                                    2,000                       18,923
Nippon Mining Holdings, Inc.                          4,000                        8,677
Nippon Oil Corp.                                     13,000                       56,510
Nippon Sanso Corp.                                    2,000                        6,441
Nippon Sheet Glass                                    3,000                        9,011
Nippon Shokubai Company, Ltd.                         1,000                        5,966
Nippon Steel Corp.                                   60,000                       82,600
Nippon System Development Company, Ltd.                 200                        2,773
Nippon Telegraph & Telephone Corp.                       58                      227,925
Nippon Unipac Holding                                     9                       35,218
Nippon Yusen KK                                      10,000                       39,047
Nishimatsu Construction Company, Ltd.                 2,000                        6,808
Nissan Chemical Industries, Ltd.                      2,000                       10,713
Nissan Motor Company                                 27,200                      260,528
Nisshin Flour Mill                                    2,000                       14,234
Nisshinbo Industries, Inc.                            1,000                        4,589
Nissin Food Products                                    800                       16,720
Nitto Denko Corp.                                     1,500                       49,184
Nomura Securities Company, Ltd.                      19,000                      241,592
Noritake Company                                      1,000                        3,129
NSK, Ltd.                                             4,000                       12,749
NTN Corp.                                             5,000                       18,522
NTT Data Corp. (a)                                       13                       40,132
NTT DoCoMo, Inc.                                        192                      416,503
Obayashi Corp.                                        6,000                       18,422
Oji Paper Company                                     9,000                       39,423
Oki Electric Industry Company, Ltd.                   5,000                       14,351
Okumura Corp.                                         2,000                        6,541
Olympus Optical Company                               2,000                       41,467
Omron Corp.                                           2,000                       33,791
Onward Kashiyama Company, Ltd.                        2,000                       16,186
Oracle Corp. (a)                                        300                       10,813
Oriental Land Company, Ltd.                             500                       21,943
Orix Corp.                                              900                       49,860
Osaka Gas Company                                    22,000                       54,516
Paris Miki, Inc.                                        300                        4,110
Pioneer Electronic Corp.                              1,600                       36,044
Promise Company, Ltd.                                   950                       35,589
Q.P. Corp.                                            1,000                        7,910
Resona Holdings, Inc. (a)                            49,000                       33,933
Ricoh Company, Ltd.                                   7,000                      114,588
Rohm Company                                          1,200                      131,058
Saizeriya Company, Ltd.                                 200                        1,861
Sanden Corp.                                          1,000                        4,764
Sankyo Company                                        4,000                       47,858
Sankyo Company                                        1,000                       24,988
Sanrio Company                                          400                        2,476
Sanyo Electric Company                               17,000                       58,295
Sapporo Breweries                                     2,000                        4,939
Secom Company, Ltd.                                   2,000                       58,738
SEGA Enterprises                                        900                        6,405
Seino Transportation                                  1,000                        5,732
Seiyu, Ltd.                                           2,000                        4,906
Sekisui Chemical Company, Ltd.                        5,000                       16,937
Sekisui House, Ltd.                                   6,000                       45,555
Seven Eleven Japan Company, Ltd.                      4,000                       99,787
Sharp Corp.                                          10,000                      128,572
Shimachu Company, Ltd.                                  600                        9,461
Shimamura Company                                       200                       11,063
Shimano, Inc.                                           800                       12,602
Shimizu Corp.                                         5,000                       13,892
Shin-Etsu Chemical Company, Ltd.                      3,900                      133,411
Shionogi & Company                                    3,000                       40,724
Shiseido Company                                      4,000                       38,947
Shizuoka Bank                                         7,000                       47,015
Showa Denko KK                                        9,000                       15,694
Showa Shell Sekiyu                                    1,900                       13,665
Skylark Company                                         700                        8,323
SMC Corp.                                               600                       50,611
Snow Brand Milk                                       1,000                        2,511
SOFTBANK Corp.                                        2,200                       41,759
Sompo Japan Insurance                                 8,000                       43,720
Sony Corp.                                            9,600                      270,727
Stanley Electric                                      2,000                       28,551
Sumitomo Bakelite Company, Ltd.                       1,000                        4,180
Sumitomo Chemical Company, Ltd.                      12,000                       37,746
Sumitomo Corp.                                        7,000                       32,356
Sumitomo Electric Industries, Ltd.                    7,000                       51,220
Sumitomo Forestry                                     1,000                        5,190
Sumitomo Heavy Industries, Ltd.                       3,000                        4,455
Sumitomo Metal Industry                              34,000                       23,545
Sumitomo Metal Mining                                 6,000                       23,028
Sumitomo Mitsui Banking Corp.                            42                       91,811
Sumitomo Osaka Cement Company, Ltd.                   6,000                       11,814
Sumitomo Realty & Development Company, Ltd.           3,000                       13,366
Sumitomo Trust & Banking Company                     10,000                       34,625
Suruga Bank                                           2,000                       11,531
Suzuken Company, Ltd.                                   500                       11,889
Taisei Corp.                                          8,000                       15,752

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                      VALUE
                                                     ------                      -----
JAPAN - CONTINUED
Taisho Pharm Company                                  2,000                 $     28,935
Taiyo Yuden Company                                   1,000                        9,762
Takara Holdings                                       2,000                       10,813
Takashimaya Company                                   3,000                       14,943
Takeda Chemical Industries, Ltd.                      9,200                      340,044
Takefuji Corp.                                          740                       38,465
Takuma Company                                        1,000                        4,873
TDK Corp.                                             1,300                       64,319
Teijin, Ltd.                                          8,000                       20,024
Teikoku Oil Company                                   2,000                        6,541
Terumo Corp.                                          1,700                       28,297
The 77th Bank, Ltd.                                   3,000                       13,642
The Bank of Fukuoka, Ltd. (a)                         7,000                       26,924
The Bank of Yokohama, Ltd.                           11,000                       35,977
The Chiba Bank, Ltd.                                  7,000                       24,880
The Joyo Bank, Ltd. (a)                               7,000                       19,565
THK Company, Ltd.                                       800                       10,786
TIS, Inc.                                               400                        7,676
Tobu Railway Company                                  9,000                       25,606
Toda Corp.                                            2,000                        4,305
Toho Company                                          1,200                       10,553
Tohoku Electric Power                                 4,500                       66,681
Tokyo Broadcasting Company                              400                        4,883
Tokyo Electric Power Company                         12,500                      239,352
Tokyo Electron, Ltd.                                  1,600                       75,958
Tokyo Gas Company                                    27,000                       77,719
Tokyo Style Company, Ltd.                             1,000                        8,168
Tokyu Corp.                                          11,000                       35,518
TonenGeneral Sekiyu K.K. (a)                          3,000                       21,126
Toppan Printing Company                               6,000                       43,052
Toray Industries, Inc.                               12,000                       27,934
Toshiba Corp.                                        29,000                       99,929
Tosoh Corp.                                           5,000                       11,180
Tostem Corp.                                          3,000                       43,302
Toto, Ltd.                                            3,000                       17,847
Toyo Seikan Kaisha                                    1,000                        9,370
Toyo Suisan Kaisha                                    1,000                       10,171
Toyobo Company                                        5,000                        8,719
Toyoda Gosei                                            600                       11,839
Toyota Industries Corp.                               1,700                       27,715
Toyota Motor Corp.                                   29,600                      768,061
Trend Micro, Inc.                                     1,000                       15,560
UBE Industries                                        7,000                       10,338
UFJ Holdings (a)                                         39                       57,269
UNI Charm Corp.                                         400                       17,321
Union Tool Company                                      100                        2,695
UNY Company, Ltd.                                     2,000                       17,254
Ushio, Inc.                                           2,000                       23,195
Wacoal Corp.                                          1,000                        7,801
West Japan Railway                                       12                       45,555
World Company                                           300                        5,694
Yakult Honsha Company                                 1,000                       13,433
Yamada Denki Company                                    900                       19,899
Yamaha Corp.                                          1,500                       20,600
Yamaha Motor Company, Ltd.                            1,000                        8,452
Yamanouchi Pharmaceutical Company, Ltd.               3,300                       86,179
Yamato Transport Company, Ltd.                        5,000                       55,442
Yamazaki Baking Company                               1,000                        6,383
Yokogawa Electric Corp.                               3,000                       23,203
                                                                            ------------
                                                                              12,875,068
LUXEMBOURG - 0.06%
Arcelor (a)                                           3,986                       46,491
                                                                            ------------
NETHERLANDS - 4.17%
ABN AMRO Holdings NV                                 16,510                      316,194
Aegon NV                                             14,722                      147,664
Akzo Nobel NV                                         2,904                       77,095
ASML Holding NV                                       5,063                       48,162
Buhrmann NV (a)                                       1,143                        7,902
Corio NV                                                500                       16,115
DSM NV                                                  900                       38,013
Euronext                                                950                       23,592
Getronics NV                                          1,907                        2,457
Hagemeyer NV                                            849                        3,271
Heineken NV                                           2,151                       76,452
IHC Caland NV                                           371                       18,973
ING Groep NV                                         18,484                      321,682
Koninklijke (Royal) Philips Electronics NV           14,324                      272,846
Koninklijke Ahold NV                                  7,172                       59,645
Koninllijke Luchtvaart Maatschappij NV                  261                        2,207
KPN NV                                               19,246                      136,590
Numico Kon NV                                         1,491                       22,981
Oce-Van Der Grinten                                     972                       10,051
Qiagen NV (a)                                         1,102                        9,317
Reed Elsevier NV                                      6,896                       81,463
Rodamco Europe NV                                       500                       26,208
Royal Dutch Petroleum Company                        22,914                    1,065,343
Royal Vendex KBB NV                                     933                       10,818
TNT Post Group NV                                     3,730                       64,871
Unilever NV-CVA                                       6,246                      335,658
Vedior NV                                               992                        9,003
VNU NV                                                2,468                       76,166
Wereldhave NV                                           200                       12,595
Wolters Kluwer NV                                     3,127                       37,767
                                                                            ------------
                                                                               3,331,101
NEW ZEALAND - 0.18%
Auckland International Airport, Ltd. (a)              3,662                       13,171
Carter Holt Harvey (a)                                9,831                       10,325
Contact Energy (a)                                    3,264                        9,672
Fisher & Paykel (a)                                     350                        2,536
Fisher & Paykel Appliances Holdings, Ltd. (a)           365                        2,923
Fletcher Building (a)                                 5,215                       11,230
Fletcher Challenge Forests (a)                          967                          653
Independent Newspapers, Ltd. (a)                        739                        1,856
Sky City Entertainment Group, Ltd. (a)                2,963                       16,394
Sky Network Television, Ltd.                          2,400                        6,126
Telecom Corp. of New Zealand, Ltd.                   21,324                       65,562
The Warehouse Group, Ltd. (a)                         1,694                        5,149
                                                                            ------------
                                                                                 145,597
NORWAY - 0.35%
Aker Kvaerner ASA                                       230                        3,037
Den Norske Bank ASA (a)                               4,100                       20,234
Frontline, Ltd.                                         400                        5,711
Gjensidige NOR ASA                                      650                       22,752
Merkantildata ASA                                     7,000                        3,222
Nera ASA                                                700                          980
Norsk Hydro AS                                        1,480                       72,834
Norske Skogindustrier ASA (a)                         1,250                       18,715
Orkla SA                                              2,100                       36,389
Schibsted ASA                                           400                        5,545
Smedvig                                                 200                        1,109
Smedvig ASA, A shares                                 1,100                        6,999
Statoil ASA                                           5,000                       42,628
Storebrand ASA                                        1,600                        6,432
Tandberg ASA (a)                                      1,400                        7,258
Telenor AS                                            5,300                       22,042

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                      VALUE
                                                     ------                      -----
NORWAY - CONTINUED
Tomra Systems ASA                                      1,600                $       6,876
                                                                            -------------
                                                                                  282,763
PORTUGAL - 0.28%
Banco BPI SA                                           3,350                $       9,479
Banco Comercial dos Acores, SA                        20,334                       35,785
Banco Espirito Santo SA                                1,002                       14,868
Brisa Auto Estrada                                     2,769                       15,607
Cimpor-Cimentos De Portugal, SA                        2,540                        9,671
Electricidade De Portugal                             20,775                       44,447
Jeronimo Martins, SGPS                                   541                        4,287
Portugal Telecom                                      10,268                       73,699
PT Multimedia.com, SGPS, SA                              522                        9,157
Sonae, SGPS, SA                                        8,402                        4,736
                                                                            -------------
                                                                                  221,736
SINGAPORE - 0.64%
CapitaLand, Ltd.                                       8,000                        5,634
Chartered Semiconductor Manufacturing, Ltd. (a)        7,000                        3,618
City Developments, Ltd.                                5,000                       12,608
Comfortdelgro Corp *                                  16,000                        7,315
Creative Technology, Ltd. (a)                            450                        3,604
Cycle & Carriage, Ltd.                                 1,000                        2,806
Datacraft Asia, Ltd. (a)                               4,000                        4,000
DBS Group Holdings, Ltd.                              12,000                       70,197
Fraser & Neave, Ltd.                                   1,800                        8,792
Guocoland, Ltd.                                        2,000                        1,136
Haw Par Corp., Ltd.                                    1,490                        3,673
Hotel Properties, Ltd.                                 3,000                        1,806
Keppel Corp., Ltd.                                     6,000                       16,697
Keppel Land, Ltd.                                      7,000                        5,089
NatSteel, Ltd.                                         1,000                        1,522
Neptune Orient Lines, Ltd.                             7,000                        5,884
OverSeas Union Enterprises, Ltd.                       1,000                        3,975
Overseas-Chinese Banking Corp., Ltd.                  11,000                       62,473
Parkway Holdings, Ltd. (a)                             6,000                        2,658
SembCorp Industries, Ltd.                              9,000                        6,543
SembCorp Logistics, Ltd.                               5,000                        5,339
SembCorp Marine, Ltd.                                  9,000                        5,009
Singapore Airlines, Ltd.                               6,000                       35,439
Singapore Exchange, Ltd. (a)                           8,000                        6,225
Singapore Land, Ltd.                                   3,000                        6,372
Singapore Press Holdings, Ltd.                         4,000                       41,573
Singapore Technologies Engineering, Ltd.              11,000                       10,870
Singapore Telecommunications, Ltd.                    68,000                       58,316
United Overseas Bank                                  13,000                       91,552
United Overseas Land, Ltd.                             3,000                        3,578
Venture Corp., Ltd.                                    2,000                       18,288
Wing Tai Holdings                                      4,000                        1,681
                                                                            -------------
                                                                                  514,272
SPAIN - 3.02%
Abertis Infrastructuras SA                             1,597                       22,356
Acciona SA (a)                                           293                       13,986
Acerinox SA                                              473                       18,107
ACS, Actividades de Construccion y Servicios SA (a)      383                       16,366
Aguas De Barcelona                                       409                        5,598
Altadis SA, Series A                                   3,147                       80,795
Amadeus Global Travel Distribution SA, Series A (a)    2,413                       13,850
Banco Bilbao Vizcaya SA                               33,051                      347,855
Banco Popular Espanol SA (a)                           1,700                       86,039
Banco Santander Central, Hispano SA                   46,731                      410,130
Corporacion Mapfre SA                                  1,026                       10,975
Endesa SA (a)                                          9,706                      162,776
Fomento de Construcciones SA                             578                       16,176
Gas Natural SDG SA                                     2,220                       44,687
Grupo Dragados SA                                      1,344                       27,100
Grupo Ferrovial SA                                       620                       16,866
Iberdrola SA (a)                                       8,280                      143,623
Iberia Lineas Aereas de Espana SA                      4,051                        7,875
Indra Sistemas SA                                      1,300                       13,234
Industria de Diseno Textil, SA                         2,324                       58,543
NH Hoteles SA                                          1,118                       11,780
Promotora de Informaciones SA                            585                        5,323
Repsol-YPF SA (a)                                      9,954                      161,668
Sacyr Vallehermoso SA                                    810                        9,000
Sol Melia SA                                           1,043                        5,567
Telefonica Publicidad e Informacion SA (a)             2,484                       12,029
Telefonica SA                                         52,460                      610,059
TelePizza SA                                           1,211                        1,476
Terra Networks SA                                      4,541                       27,527
Union Electrica Fenosa SA                              2,249                       38,157
Zeltia SA (a)                                          1,784                       12,066
                                                                            -------------
                                                                                2,411,589
SWEDEN - 1.69%
Alfa Laval AB                                            600                        5,741
Assa Abloy AB                                          3,400                       32,957
Atlas Copco AB-A Shares                                1,400                       35,459
Atlas Copco AB-B Shares                                  700                       16,460
Axfood AB                                                300                        5,460
Billerud Aktibolag                                       600                        7,017
Castellum AB                                             400                        6,879
Drott AB                                               1,100                       13,896
Electrolux AB, Series B (a)                            3,100                       61,262
Eniro AB (a)                                           1,700                       14,565
Ericsson LM, Series B                                160,700                      172,856
Gambro AB, B Shares                                    1,600                       10,606
Getinge AB, Class B                                      400                       10,631
Hennes & Mauritz AB, Series B (a)                      5,175                      119,096
Hoganas AB, B Shares (a)                                 300                        6,116
Holmen AB (a)                                            600                       16,397
Incentive AB, Series A                                 1,400                        9,281
Modern Time Group AB, B Shares                           350                        5,384
Netcom Systems AB                                      1,050                       39,070
Nobel Biocare AB                                         150                       10,600
Nobel Biocare Holding AG (a)                              50                        3,315
Nordea AB (a)                                         26,000                      125,525
OM AB                                                    750                        5,347
Perbio Science AB                                        400                        7,454
Sandvik AB (a)                                         2,400                       62,888
Sapa AB (a)                                              200                        4,027
SAS AB                                                 1,200                        6,604
Securitas AB, Series B                                 3,400                       34,871
Skandia Foersaekrings AB                               8,600                       22,911
Skandinaviska Enskilda Baken, Series A                 5,200                       53,007
Skanska AB                                             3,800                       21,721
SKF AB-A Shares (a)                                      100                        2,889
SKF AB-B Shares                                        1,000                       28,892
SSAB Svenskt Stal AB, Series A                           600                        8,030
SSAB Svenskt Stal AB, Series B (a)                       200                        2,552
Svenska Cellulosa (a)                                  2,100                       71,837
Svenska Handelsbanken AB, A Shares                     6,200                      101,586
Svenska Handelsbanken AB, B Shares (a)                   400                        6,304
Swedish Match AB (a)                                   3,500                       26,485
Teliasonera AB (a)                                    17,400                       72,253
Trelleborg AB                                            600                        6,416
Volvo AB, A Shares                                     1,100                       23,114

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES                     VALUE
                                                      ------                     -----
SWEDEN - CONTINUED
Volvo AB, B Shares                                      2,400               $       52,832
WM Data AB, B shares                                    2,000                        3,052
                                                                            --------------
                                                                                 1,353,645
SWITZERLAND - 6.01%
ABB, Ltd.                                              10,946                       36,039
Adecco SA (a)                                           1,473                       60,812
Centerpulse                                               117                       31,553
Ciba Specialty Chemicals Holding, Inc. (a)                748                       45,380
Clariant AG (a)                                         1,531                       14,046
Compagnie Financiere Richemont AG                       5,715                       92,600
Credit Suisse Group                                    13,019                      343,391
Forbo Holdings AG                                          10                        3,026
Geberit AG                                                 50                       15,426
Georg Fischer AG                                           20                        2,005
Givaudan AG (a)                                            79                       33,316
Holcim, Ltd.                                            1,590                       58,878
Kudelski SA                                               280                        5,086
Kuoni Reisen Holding AG                                    21                        5,407
Logitech International SA                                 419                       15,748
Lonza Group AG (a)                                        436                       20,000
Nestle SA (a)                                           4,410                      911,952
Novartis AG                                            26,239                    1,040,552
Phonak Holding AG                                         332                        4,262
PubliGroupe SA                                             30                        5,061
Roche Holding AG (a)                                    7,642                      600,742
Roche Holdings AG (a)                                     367                       45,210
Schindler Holding AG                                       45                        7,258
Serono SA (a)                                              81                       47,703
Societe Generale de Surveillance Holding SA                41                       16,047
Sulzer AG                                                  20                        2,800
Swatch Group AG (a)                                       747                       13,624
Swatch Group AG, B shares (a)                             318                       28,880
Swiss Reinsurance Company (a)                           3,523                      195,621
Swisscom AG (a)                                           287                       81,751
Syngenta AG                                             1,160                       58,275
Synthes-Stratec, Inc.                                      45                       32,395
Tecan Group AG                                             79                        2,268
UBS AG (a)                                             12,969                      723,005
Unaxis Holding AG                                         100                        8,157
Valora Holding AG                                          46                        9,427
Zurich Financial Services AG                            1,576                      188,313
                                                                            --------------
                                                                                 4,806,016
UNITED KINGDOM - 21.64%
3i Group PLC                                            6,554                       61,207
Aegis Group PLC                                        13,367                       17,510
Aggreko PLC                                             3,035                        6,170
Alliance Unichem                                        2,500                       20,465
AMEC PLC                                                2,939                       12,630
Amvescap PLC                                            7,380                       50,989
ARM Holdings PLC                                        9,350                       10,355
Associated British Ports Holdings PLC                   3,613                       23,709
AstraZeneca Group PLC                                  18,900                      759,128
Aviva PLC                                              24,714                      171,875
AWG PL                                              1,126,272                        1,675
BAA PLC                                                11,732                       95,117
BAE Systems PLC                                        34,438                       81,115
Barclays PLC                                           71,621                      532,721
Barratt Developments                                    3,002                       21,436
BBA Group PLC                                           4,590                       15,781
BG Group PLC                                           38,365                      170,265
BHP Billiton PLC                                       26,819                      141,410
BICC PLC                                                4,029                       12,853
BOC Group PLC                                           5,386                       69,217
Boots Group PLC                                         9,129                       97,854
BP PLC                                                244,166                    1,696,054
BPB PLC                                                 5,430                       27,554
Brambles Industries, Ltd.                               7,071                       19,168
British Airways                                         5,454                       13,658
British American Tobacco Australasia, Ltd.             17,867                      203,035
British Land Company PLC                                5,298                       42,100
British Sky Broadcasting Group PLC                     13,721                      152,293
BT Group PLC                                           94,565                      318,475
Bunzl PLC                                               4,964                       34,851
Cable & Wireless PLC                                   27,996                       52,290
Cadbury Schweppes PLC                                  22,364                      132,336
Canary Wharf Group PLC                                  4,742                       20,065
Capita Group                                            7,171                       26,788
Caradon PLC                                             6,246                       12,647
Carlton Communciations PLC                              6,036                       15,115
Carnival Plc                                            1,813                       55,169
Cattles PLC                                             3,600                       19,309
Celltech Group PLC                                      2,681                       15,200
Centrica PLC                                           46,769                      135,863
Chubb Corp.                                             6,921                        8,637
Close Brothers Group PLC                                1,520                       16,456
Cobham PLC                                              1,000                       19,098
Compass Group PLC                                      24,557                      132,629
Daily Mail and General Trust                            3,745                       35,284
De Lousiana Rue PLC                                     1,732                        6,771
Diageo PLC                                             34,294                      366,749
Dixons Group                                           22,056                       48,122
E D & F Manitoba Treasury Management                    3,025                       59,800
Electrocomponents PLC                                   5,197                       27,875
EMAP PLC                                                2,800                       39,594
EMI Group PLC                                           7,470                       15,064
Enterprise Inns PLC                                     1,800                       24,159
FirstGroup PLC                                          4,187                       18,686
FKI PLC                                                 5,052                        6,659
Friends Provident Ethical Investment Trust             17,800                       33,394
George Wimpey PLC                                       4,934                       24,058
GKN PLC                                                 8,575                       31,536
GlaxoSmithKline PLC                                    65,784                    1,329,822
Granada Compass PLC                                    28,607                       43,029
Great Portland Estates PLC                              1,066                        4,088
Great University Stores                                10,953                      122,928
Hammerson PLC                                           2,998                       24,554
Hanson PLC                                              7,856                       43,858
Hanson PLC                                                387                        2,310
Hays PLC                                               19,215                       30,490
HBOS PLC                                               41,435                      537,288
Hilton Group PLC                                       17,687                       53,792
HSBC Holdings PLC                                     117,700                    1,392,952
IMI PLC                                                 4,520                       22,413
Imperial Chemical Industries PLC                       12,044                       24,437
Imperial Tobacco                                        7,963                      142,545
Intercontinental Hotels Group PLC                       7,279                       51,735
International Power PLC                                11,462                       24,487
Invensys PLC                                           37,344                       12,654
J. Sainsbury PLC                                       16,025                       67,279
Johnson Matthey PLC                                     2,543                       37,115
Kidde PLC                                               8,501                       11,944
Kingfisher PLC                                         28,447                      130,363
Land Securities Group PLC                               4,950                       63,941
Legal & General Group PLC                              69,421                       96,387
Liberty International                                   2,800                       28,671
Lloyds TSB Group PLC                                   60,752                      432,044
Logicacmg PLC                                           7,628                       18,061

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                      VALUE
                                                     ------                      -----
UNITED KINGDOM - CONTINUED
Marks & Spencer Group, PLC                            25,016                $     130,559
MFI Furniture Group                                    6,400                       17,719
Misys PLC                                              5,858                       24,885
Mitchells & Butler                                     7,279                       28,124
National Grid Transco PLC                             33,618                      228,381
Next Group                                             3,228                       54,770
Nycomed Amersham PLC                                   7,566                       56,870
Ocean Group                                            2,959                       30,422
Pearson PLC                                            8,645                       80,878
Persimmon PLC                                          2,800                       22,076
Pilkington PLC                                        11,203                       12,268
Provident Financial PLC                                2,576                       27,144
Prudential Corp.                                      21,832                      132,436
Rank Group PLC                                         5,919                       24,361
Reckitt & Colman                                       6,546                      120,317
Reed Elsevier PLC                                     14,146                      117,903
Rentokil Initial PLC                                  20,522                       64,195
Reuters Group PLC                                     16,417                       47,691
Rexam PLC                                              5,553                       34,970
Rio Tinto PLC                                         11,592                      218,429
RMC Group PLC                                          3,349                       25,560
Rolls-Royce Group PLC                                 15,792                       33,477
Royal & Sun Alliance                                  15,542                       35,644
Royal Bank of Scotland Group                          30,135                      846,773
SAB Miller PLC                                         8,446                       56,644
Safeway, Inc.                                         11,786                       50,164
Schroders PLC                                          1,626                       16,925
Scottish & Newcastle PLC                               8,701                       52,710
Scottish Hydro                                         9,289                       95,808
Scottish Power                                        20,559                      123,694
Securicor Group PLC                                    6,059                        7,461
Serco Group PLC                                        4,450                       11,785
Severn Trent PLC                                       3,812                       43,098
Shell Transport & Trading Company PLC                105,752                      699,190
Signet Group PLC                                      17,078                       25,476
Slough Estates PLC                                     4,230                       23,894
Smith & Nephew PLC                                    10,123                       58,270
Smiths Industries PLC                                  6,163                       71,613
SSL International PLC                                  1,739                        8,422
Stagecoach Holdings PLC                               14,377                       14,734
Tate & Lyle PLC                                        4,898                       27,728
Taylor Woodrow PLC                                     5,265                       17,492
Tesco PLC                                             78,553                      284,675
Th Peninsular & Oriental Steam Navigation Company      8,260                       32,084
The Berkeley Group PLC                                 1,243                       15,422
The Davis Service Group PLC                            1,800                       11,276
The Sage Group PLC                                    13,012                       34,842
Tomkins PLC                                            8,400                       31,518
Unilever PLC                                          30,283                      241,514
United Business Media PLC                              3,241                       16,232
United Utilities PLC                                   6,144                       59,815
Vodafone Group PLC                                   745,008                    1,459,238
Whitbread & Company PLC                                3,452                       38,685
William Hill PLC                                       3,600                       16,989
Wolseley PLC                                           6,497                       71,977
WPP Group PLC                                         13,007                      102,122
Yorkshire Water PLC                                    4,576                       32,335
                                                                            -------------
                                                                               17,298,894

UNITED STATES - 0.01%
Gen-Probe, Inc. * (a)                                    172                        7,030
                                                                            -------------

TOTAL COMMON STOCK
(Cost: $81,099,371)                                                         $  63,388,598
                                                                            -------------

PREFERRED STOCK - 0.24%
AUSTRALIA - 0.18%
News Corp., Ltd. -  Limited Voting Shares             22,812                      140,764
                                                                            -------------

GERMANY - 0.06%
RWE AG                                                   548                       14,775
Volkswagen AG - Non Voting Preferred                   1,226                       36,821
                                                                            -------------
                                                                                   51,596

NEW ZEALAND - 0.00%
Fletcher Challenge (a)                                 1,940                        1,320
                                                                            -------------

TOTAL PREFERRED STOCK
(Cost: $249,456)                                                            $     193,680
                                                                            -------------

                                                     PRINCIPAL AMOUNT           VALUE
                                                     ----------------           -----
RIGHTS - 0.00%
UNITED KINGDOM - 0.00%
TI Automotive, Ltd., A Shares *                              2,263                      0
                                                                             ------------
TOTAL RIGHTS
(Cost: $0)                                                                   $          0
                                                                             ------------

SHORT TERM INVESTMENTS - 19.62%
Navigator Securities Lending Trust, 1.14%             $ 12,543,861           $ 12,543,861
Federal Home Loan Bank Consolidated Discount Note,
    0.98% due 08/20/2003                                 2,040,000              2,037,281
U.S. Treasury Bills
    0.80% due 07/24/2003 ****                              900,000                899,544
    0.81% due 08/21/2003 ****                              200,000                199,769
                                                                             ------------
                                                                             $ 15,680,455
REPURCHASE AGREEMENTS - 0.83%
Repurchase Agreement with State Street Corp. dated
    06/30/2003 at 0.92% to be repurchased at
    $660,017 on 07/01/2003, collateralized by
    $460,000 U.S. Treasury Bonds, 8.125% due
    08/15/2019 (valued at $676,775 including
    interest).                                             660,000           $    660,000
                                                                             ------------

TOTAL INVESTMENTS (INTERNATIONAL INDEX TRUST)
    (Cost: $97,688,691)                                                      $ 79,922,733
                                                                             ============

The Trust has the following five top industry concentrations at June 30, 2003 (as a percentage of total value of investments):

Banking                                                       9.94%
Drugs & Healthcare                                            5.53%
Financial Services                                            3.86%
Petroleum Services                                            3.63%
Telecommunications Equipment & Services                       3.56%

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

MID CAP INDEX TRUST

                                                     SHARES                     VALUE
                                                     ------                     -----
COMMON STOCK - 86.90%
AIR TRAVEL - 0.06%
Alaska Air Group, Inc. (a)                            4,089                 $     87,709
                                                                            ------------

APPAREL & TEXTILES - 1.13%
Coach, Inc. *                                        13,804                      686,611
Mohawk Industries, Inc.                              10,026                      556,743
Timberland Company, Class A *                         5,451                      288,140
Unifi, Inc. *                                         8,334                       51,671
                                                                            ------------
                                                                               1,583,165

AUTO PARTS - 1.21%
Arvinmeritor, Inc. *                                 10,403                      209,933
BorgWarner, Inc. *                                    4,060                      261,464
Federal Signal Corp. * (a)                            7,280                      127,910
Gentex Corp. *                                       11,551                      353,576
Lear Corp. *                                         10,020                      461,120
Modine Manufacturing Company * (a)                    5,123                       99,232
Superior Industries International, Inc. *             4,084                      170,303
                                                                            ------------
                                                                               1,683,538

AUTO SERVICES - 0.09%
Copart, Inc. *                                       13,884                      131,204
                                                                            ------------

BANKING - 7.82%
Associated Banc-Corp. *                              11,247                      417,489
Astoria Financial Corp. *                            12,515                      349,544
Bank of Hawaii Corp. *                                9,178                      304,251
Banknorth Group, Inc. *                              24,721                      630,880
City National Corp. *                                 7,369                      328,363
Colonial Bancgroup, Inc. *                           18,813                      260,936
Commerce Bancorp, Inc. * (a)                         10,503                      389,661
First Virginia Banks, Inc. *                         10,430                      449,742
FirstMerit Corp. *                                   12,829                      293,271
Greater Bay Bancorp * (a)                             7,881                      161,876
Greenpoint Financial Corp. *                         14,170                      721,820
Hibernia Corp., Class A *                            23,863                      433,352
Independence Community Bank Corp. *                   8,356                      235,806
Investors Financial Services Corp. * (a)              9,879                      286,590
M&T Bank Corp. *                                     18,126                    1,526,572
Mercantile Bankshares Corp. *                        10,479                      412,663
National Commerce Financial Corp. *                  31,091                      689,909
New York Community Bancorp, Inc. *                   21,337                      620,693
Provident Financial Group, Inc. * (a)                 7,407                      189,841
Roslyn Bancorp, Inc. * (a)                           11,715                      251,755
Silicon Valley Bancshares * (a)                       5,891                      140,265
Sovereign Bancorp, Inc. *                            39,694                      621,211
TCF Financial Corp. *                                11,023                      439,156
Webster Financial Corp. *                             6,936                      262,181
Westamerica BanCorp *                                 5,024                      216,434
Wilmington Trust Corp. *                              9,986                      293,089
                                                                            ------------
                                                                              10,927,350

BIOTECHNOLOGY - 1.50%
Charles River Laboratories
  International, Inc. * (a)                           6,888                      221,656
Covance, Inc. *                                       9,341                      169,072
IDEC Pharmaceuticals Corp. *                         23,570                      801,380
Millennium Pharmaceuticals, Inc. *                   45,153                      710,257
Protein Design Labs, Inc. *                          14,184                      198,292
                                                                            ------------
                                                                               2,100,657

BROADCASTING - 1.36%
Belo Corp., Class A *                                17,180                      384,145
Emmis Communications Corp., Class A * (a)             8,222                      188,695
Entercom Communications Corp. *                       7,790                      381,788
Hispanic Broadcasting Corp. *                        16,543                      421,019
Westwood One, Inc. *                                 15,586                      528,833
                                                                            ------------
                                                                               1,904,480

BUILDING MATERIALS & CONSTRUCTION - 0.26%
Dycom Industries, Inc. *                              7,267                      118,452
RPM International, Inc. *                            17,565                      241,519
                                                                            ------------
                                                                                 359,971

BUSINESS SERVICES - 4.84%
Acxiom Corp. *                                       13,086                      197,468
Affiliated Computer Services, Inc., Class A,         20,193                      923,426
Banta Corp. *                                         3,840                      124,301
Brinks Company *                                      8,235                      119,984
Cadence Design Systems, Inc. *                       40,591                      489,527
Catalina Marketing Corp. *                            8,117                      143,265
Ceridian Corp. *                                     22,506                      381,927
Certegy, Inc. *                                      10,021                      278,083
ChoicePoint, Inc. *                                  13,200                      455,664
CSG Systems International, Inc. *                     7,938                      112,164
Dun & Bradstreet Corp. *                             11,321                      465,293
Gartner Group, Inc., Class B *                       12,112                       90,840
Harte-Hanks, Inc. *                                  13,408                      254,752
Jacobs Engineering Group, Inc. *                      8,412                      354,566
Kelly Services, Inc., Class A                         5,399                      126,606
Korn/Ferry International * (a)                        5,968                       48,341
Legato Systems, Inc. * (a)                           17,666                      148,218
Manpower, Inc. *                                     11,755                      435,993
MPS Group, Inc. *                                    15,542                      106,929
Reynolds & Reynolds Company, Class A *               10,171                      290,484
Rollins, Inc. * (a)                                   6,844                      129,009
Sothebys Holdings, Inc., Class A *                    9,493                       70,628
The BISYS Group, Inc. *                              18,208                      334,481
The Titan Corp. *                                    12,059                      124,087
Valassis Communications, Inc. *                       7,907                      203,368
Viad Corp. *                                         13,436                      300,832
Wind River Systems, Inc. *                           11,640                       44,348
                                                                            ------------
                                                                               6,754,584

CELLULAR COMMUNICATIONS - 0.43%
RF Micro Devices, Inc. * (a)                         27,803                      167,374
Telephone & Data Systems, Inc. * (a)                  8,731                      433,931
                                                                            ------------
                                                                                 601,305

CHEMICALS - 1.94%
Airgas, Inc.                                         10,943                      183,295
Albemarle Corp.                                       6,262                      175,148
Cabot Corp. *                                         9,381                      269,235
Cabot Microelectronics Corp. * (a)                    3,703                      186,890
Crompton Corp. *                                     17,360                      122,388
Cytec Industries, Inc. *                              5,853                      197,831
Ferro Corp. *                                         6,182                      139,281
FMC Corp. *                                           5,342                      120,890
IMC Global, Inc. *                                   17,468                      117,210
Lubrizol Corp.                                        7,829                      242,621
Lyondell Chemical Company *                          24,491                      331,363
Minerals Technologies, Inc.                           3,053                      148,559
Olin Corp. * (a)                                      8,811                      150,668
Valspar Corp. *                                       7,674                      323,996
                                                                            ------------
                                                                               2,709,375

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                      VALUE
                                                     ------                      -----
COAL - 0.32%
Arch Coal, Inc. * (a)                                 7,954                 $    182,783
Peabody Energy Corp. *                                7,966                      267,578
                                                                            ------------
                                                                                 450,361

COLLEGES & UNIVERSITIES - 0.58%
Career Education Corp. *                              7,080                      484,414
Corinthian Colleges, Inc. *                           6,657                      323,330
                                                                            ------------
                                                                                 807,744

COMPUTERS & BUSINESS EQUIPMENT - 3.53%
3Com Corp. *                                         55,015                      257,470
Avocent Corp. (a)                                     6,969                      208,582
CDW Corp. *                                          12,727                      582,897
Diebold, Inc. *                                      10,976                      474,712
DST Systems, Inc. *                                  18,046                      685,748
Fair Isaac Corp. * (a)                                7,170                      368,897
GTECH Holdings Corp. *                                8,618                      324,468
Henry, Jack & Associates, Inc. *                     13,352                      237,532
Infocus Corp. *                                       6,420                       30,302
National Instruments Corp. (a)                        7,824                      295,591
Plexus Corp. *                                        6,551                       75,533
Quantum Corp. *                                      26,198                      106,102
Sandisk Corp. * (a)                                  10,541                      425,329
Storage Technology Corp. *                           16,531                      425,508
Sybase, Inc. *                                       14,334                      199,386
Tech Data Corp. *                                     8,602                      229,759
                                                                            ------------
                                                                               4,927,816

CONSTRUCTION MATERIALS - 0.36%
Granite Construction, Inc. * (a)                      6,309                      120,880
Martin Marietta Materials, Inc. *                     7,429                      249,689
Trinity Industries, Inc. * (a)                        6,964                      128,904
                                                                            ------------
                                                                                 499,473

CONSTRUCTION & MINING EQUIPMENT - 0.20%
National Oilwell, Inc.                               12,802                      281,644
                                                                            ------------

CONTAINERS & GLASS - 0.51%
Longview Fibre Company *                              7,392                       60,614
Packaging Corp. of America *                         15,918                      293,369
Sonoco Products Company *                            14,700                      353,094
                                                                            ------------
                                                                                 707,077

CRUDE PETROLEUM & NATURAL GAS - 1.63%
Helmerich & Payne, Inc. *                             7,601                      221,949
Patterson-UTI Energy, Inc. *                         12,211                      395,636
Pioneer Natural Resources Company                    17,875                      466,538
Valero Energy Corp. *                                17,362                      630,761
XTO Energy, Inc. *                                   27,896                      560,989
                                                                            ------------
                                                                               2,275,873

DOMESTIC OIL - 1.18%
Forest Oil Corp. *                                    7,313                      183,703
Murphy Oil Corp. *                                   13,945                      733,507
Noble Energy, Inc.                                    8,723                      329,729
Pogo Producing Company                                9,404                      402,021
                                                                            ------------
                                                                               1,648,960

DRUGS & HEALTH CARE - 0.87%
Edwards Lifesciences Corp. *                          9,265                      297,777
Hillenbrand Industries, Inc. *                        9,393                      473,877
Pacificare Health Systems, Inc. * (a)                 5,632                      277,827
Perrigo Company *                                    10,549                      164,986
                                                                            ------------
                                                                               1,214,467

EDUCATIONAL SERVICES - 0.49%
DeVry, Inc.                                          10,627                      247,503
Education Management Corp. *                          5,421                      288,289
Sylvan Learning Systems, Inc. *                       6,221                      142,087
                                                                            ------------
                                                                                 677,879

ELECTRICAL EQUIPMENT - 0.63%
AMETEK, Inc. *                                        5,008                      183,543
Energizer Holdings, Inc. *                           12,754                      400,476
Hubbell, Inc., Class B *                              9,013                      298,330
                                                                            ------------
                                                                                 882,349

ELECTRIC UTILITIES - 3.60%
ALLETE, Inc.                                         13,082                      347,327
Alliant Corp. * (a)                                  14,086                      268,057
Black Hills Corp.                                     4,866                      149,386
DPL, Inc.                                            19,209                      306,191
DQE, Inc. * (a)                                      11,353                      171,090
Great Plains Energy, Inc. *                          10,515                      303,673
Hawaiian Electric Industries, Inc. *                  5,642                      258,686
IDACORP, Inc. * (a)                                   5,792                      152,040
Northeast Utilities *                                20,213                      338,366
NSTAR * (a)                                           8,064                      367,315
OGE Energy Corp. * (a)                               12,021                      256,889
Pepco Holdings, Inc.                                 25,901                      496,263
PNM Resources, Inc. *                                 5,944                      159,002
Puget Energy, Inc. *                                 14,264                      340,482
Quanta Services, Inc. * (a)                          17,622                      125,116
Sierra Pacific Resources * (a)                       17,826                      105,886
Westar Energy, Inc. * (a)                            10,918                      177,199
Wisconsin Energy Corp. *                             17,678                      512,662
WPS Resources Corp. *                                 4,899                      196,940
                                                                            ------------
                                                                               5,032,570

ELECTRONICS - 2.36%
Arrow Electronics, Inc.                              15,318                      233,446
Avnet, Inc. *                                        18,148                      230,117
Imation Corp. *                                       5,412                      204,682
Kemet Corp.                                          13,105                      132,360
L-3 Communications Holdings, Inc. * (a)              14,518                      631,388
Mentor Graphics Corp. *                              10,240                      148,275
Polycom, Inc. *                                      15,011                      208,052
Sequa Corp., Class A *                                1,525                       52,308
Synopsys, Inc. *                                     11,371                      703,296
Teleflex, Inc. *                                      6,003                      255,428
Varian, Inc. *                                        5,149                      178,516
Vishay Intertechnology, Inc. *                       24,262                      320,258
                                                                            ------------
                                                                               3,298,126

ENERGY - 0.68%
Energy East Corp. *                                  22,116                      459,128
Hanover Compressor Company * (a)                     10,115                      114,300
MDU Resources Group, Inc. *                          11,284                      377,901
                                                                            ------------
                                                                                 951,329

FINANCIAL SERVICES - 3.48%
A.G. Edwards, Inc. *                                 12,180                      416,556
Americredit Corp. * (a)                              23,744                      203,011
Compass Bancshares, Inc. *                           19,293                      673,904
E TRADE Group, Inc. *                                54,364                      462,094

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
FINANCIAL SERVICES - CONTINUED
Eaton Vance Corp. *                                  10,530                 $    332,748
IndyMac Bancorp, Inc. *                               8,386                      213,172
Investment Technology Group, Inc. *                   7,172                      133,399
LaBranche & Company, Inc. * (a)                       9,046                      187,162
Legg Mason, Inc. *                                    9,848                      639,628
Leucadia National Corp. *                             9,066                      336,530
Neuberger Berman, Inc. *                             10,682                      426,319
SEI Investment Company *                             15,928                      509,696
Waddell & Reed Financial, Inc., Class A *            12,488                      320,567
                                                                            ------------
                                                                               4,854,786
FOOD & BEVERAGES - 2.69%
Bob Evans Farms, Inc.                                 5,324                      147,102
Constellation Brands, Inc., Class A *                14,346                      450,464
Dean Foods Company *                                 20,517                      646,285
Hormel Foods Corp. *                                 21,044                      498,743
Interstate Bakeries Corp. *                           6,837                       86,830
PepsiAmericas, Inc. *                                21,871                      274,700
Sensient Technologies Corp. * (a)                     7,163                      163,460
Smithfield Foods, Inc. *                             16,636                      381,297
The J.M. Smucker Company *                            7,568                      301,888
Tootsie Roll Industries, Inc. *                       7,907                      241,084
Tyson Foods, Inc., Class A *                         53,296                      566,004
                                                                            ------------
                                                                               3,757,857

FOREST PRODUCTS - 0.15%
Rayonier, Inc. *                                      6,349                      209,500
                                                                            ------------

FURNITURE & FIXTURES - 0.16%
Furniture Brands International, Inc. *                8,454                      220,649
                                                                            ------------

GAS & PIPELINE UTILITIES - 2.26%
AGL Resources, Inc. *                                 9,640                      245,242
Aquila, Inc. * (a)                                   30,028                       77,472
Equitable Resources, Inc. *                           9,500                      387,030
National Fuel Gas Company *                          12,285                      320,024
ONEOK, Inc. * (a)                                    11,376                      223,311
Philadelphia Suburban Corp. *                        10,359                      252,552
Questar Corp. *                                      12,564                      420,517
SCANA Corp. *                                        16,845                      577,447
Vectren Corp. * (a)                                  10,348                      259,217
Western Gas Resources, Inc. * (a)                     5,036                      199,426
WGL Holdings, Inc. * (a)                              7,385                      197,180
                                                                            ------------
                                                                               3,159,418

HEALTHCARE PRODUCTS - 2.95%
Apogent Technologies, Inc. *                         14,966                      299,320
Beckman Coulter, Inc. *                               9,271                      376,773
Cytyc Corp. *                                        17,048                      179,345
DENTSPLY International, Inc. *                       11,959                      489,123
Henry Schein, Inc. *                                  6,720                      351,725
Mylan Laboratories, Inc.                             27,937                      971,370
Patterson Dental Company *                           10,341                      469,275
STERIS Corp. *                                       10,570                      244,061
Varian Medical Systems, Inc. *                       10,381                      597,634
VISX, Inc. *                                          7,805                      135,417
                                                                            ------------
                                                                               4,114,043

HEALTHCARE SERVICES - 3.21%
AdvancePCS *                                         13,698                      523,674
Apria Healthcare Group, Inc. *                        8,370                      208,246
Coventry Health Care, Inc. *                          8,969                      414,009
Express Scripts, Inc. * (a)                          11,869                      809,584
First Health Group Corp. *                           14,499                      400,172
Health Net, Inc. *                                   17,607                      580,151
Lincare Holdings, Inc. *                             15,923                      501,734
Omnicare, Inc.                                       15,249                      515,264
Oxford Health Plans, Inc. *                          12,663                      532,226
                                                                            ------------
                                                                               4,485,060
HOLDINGS COMPANIES/CONGLOMERATES - 0.07%
Horace Mann Educators Corp. *                         6,477                      104,474
                                                                            ------------

HOMEBUILDERS - 1.40%
Clayton Homes, Inc. *                                20,697                      259,748
D.R. Horton, Inc. *                                  22,333                      627,557
Lennar Corp. *                                       10,730                      767,195
Toll Brothers, Inc. *                                10,623                      300,737
                                                                            ------------
                                                                               1,955,237

HOTELS & RESTAURANTS - 2.37%
Applebee's International, Inc. *                      8,434                      265,081
Brinker International, Inc. *                        14,760                      531,655
CBRL Group, Inc. *                                    7,511                      291,877
Extended Stay America, Inc. *                        14,277                      192,597
Krispy Kreme Doughnuts, Inc. * (a)                    8,819                      363,166
Mandalay Resort Group * (a)                           9,019                      287,255
Outback Steakhouse, Inc.                             11,480                      447,720
Park Place Entertainment Corp. *                     45,743                      415,804
Ruby Tuesday, Inc. *                                  9,727                      240,549
The Cheesecake Factory, Inc. * (a)                    7,785                      279,404
                                                                            ------------
                                                                               3,315,108

HOUSEHOLD PRODUCTS - 0.48%
Blyth Industries, Inc. *                              7,004                      190,509
Church & Dwight, Inc. *                               6,103                      199,751
Dial Corp. *                                         14,519                      282,395
                                                                            ------------
                                                                                 672,655

INDUSTRIAL MACHINERY - 1.28%
AGCO Corp. *                                         11,427                      195,173
Cooper Cameron Corp. *                                8,313                      418,809
Donaldson Company, Inc.                               6,611                      293,859
Flowserve Corp. *                                     8,389                      165,012
FMC Technologies, Inc. *                             10,026                      211,047
Grant Prideco, Inc. *                                18,440                      216,670
Kennametal, Inc.                                      5,374                      181,856
Tecumseh Products Company, Class A *                  2,806                      107,498
                                                                            ------------
                                                                               1,789,924

INDUSTRIALS - 0.44%
Fastenal Company * (a)                               11,529                      391,294
Harsco Corp.                                          6,158                      221,996
                                                                            ------------
                                                                                 613,290

INSURANCE - 4.43%
Allmerica Financial Corp. * (a)                       8,063                      145,053
American Financial Group, Inc.                       10,572                      241,042
Amerus Group Company * (a)                            5,940                      167,449
Arthur J. Gallagher & Company *                      13,689                      372,341
Brown & Brown, Inc. *                                10,350                      336,375
Everest Re Group, Ltd. *                              8,421                      644,206
Fidelity National Financial, Inc.                    20,519                      631,164
First American Financial Corp.                       11,593                      305,476
HCC Insurance Holdings, Inc. (a)                      9,552                      282,453
Mony Group, Inc. * (a)                                7,122                      191,938
Ohio Casualty Corp. * (a)                             9,233                      121,691

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
INSURANCE - CONTINUED
Old Republic International Corp. *                   18,342                 $    628,580
Protective Life Corp.                                10,473                      280,153
Radian Group, Inc. *                                 14,189                      520,027
Stancorp Financial Group, Inc. *                      4,424                      231,021
The PMI Group, Inc. *                                13,520                      362,877
Unitrin, Inc. *                                      10,253                      278,061
W.R. Berkley Corp. *                                  8,412                      443,312
                                                                            ------------
                                                                               6,183,219
INTERNATIONAL OIL - 0.55%
Weatherford International, Ltd. *                    18,358                      769,200
                                                                            ------------

INTERNET CONTENT - 0.13%
Overture Services, Inc. * (a)                         9,681                      175,517
                                                                            ------------

INTERNET SOFTWARE - 0.78%
Checkfree Corp. * (a)                                12,041                      335,221
Internet Security Systems, Inc. *                     7,542                      109,284
Macromedia, Inc. *                                    9,390                      197,566
Networks Associates, Inc. *                          23,771                      301,416
Retek, Inc. *                                         8,201                       52,486
RSA Security, Inc. * (a)                              8,813                       94,740
                                                                            ------------
                                                                               1,090,713

LEISURE TIME - 0.41%
Callaway Golf Company *                              11,463                      151,541
International Speedway Corp., Class A *               8,080                      319,241
Six Flags, Inc. *                                    14,091                       95,537
                                                                            ------------
                                                                                 566,319

MANUFACTURING - 1.06%
Carlisle Companies, Inc. *                            4,660                      196,465
Lancaster Colony Corp. *                              5,454                      210,852
Nordson Corp.                                         5,120                      122,112
Pentair, Inc. *                                       7,501                      292,989
SPX Corp. *                                          11,862                      522,640
York International Corp. *                            6,022                      140,915
                                                                            ------------
                                                                               1,485,973
MEDICAL-HOSPITALS - 0.75%
Community Health Systems, Inc. *                     14,932                      290,129
Lifepoint Hospitals, Inc. * (a)                       6,017                      125,996
Triad Hospitals, Inc. *                              11,396                      282,849
Universal Health Services, Inc., Class B *            8,893                      352,340
                                                                            ------------
                                                                               1,051,314

METAL & METAL PRODUCTS - 0.18%
Precision Castparts Corp. *                           8,020                      249,422
                                                                            ------------

NEWSPAPERS - 0.94%
Lee Enterprises, Inc.                                 6,754                      253,478
Washington Post Company, Class B *                    1,448                    1,061,239
                                                                            ------------
                                                                               1,314,717

OFFICE FURNISHINGS & SUPPLIES - 0.35%
Herman Miller, Inc. *                                11,050                      223,320
HON Industries, Inc. *                                8,838                      269,559
                                                                            ------------
                                                                                 492,879

PAPER - 0.44%
Bowater, Inc. *                                       8,407                      314,842
P.H. Glatfelter Company *                             6,727                       99,223
Potlatch Corp. * (a)                                  4,337                      111,678
Wausau-Mosinee Paper Corp. *                          7,914                       88,637
                                                                            ------------
                                                                                 614,380

PETROLEUM SERVICES - 1.52%
ENSCO International, Inc. *                          22,711                      610,926
Pride International, Inc. *                          20,390                      383,740
Smith International, Inc. *                          15,501                      569,506
Tidewater, Inc. *                                     9,203                      270,292
Varco International, Inc. *                          14,788                      289,845
                                                                            ------------
                                                                               2,124,309

PHARMACEUTICALS - 2.94%
Barr Laboratories, Inc.                              10,076                      659,978
Gilead Sciences, Inc. *                              30,404                    1,689,854
ICN Pharmaceuticals, Inc.                            12,739                      213,506
Ivax Corp. * (a)                                     29,632                      528,931
Pharmaceutical Resources, Inc. *                      5,060                      246,220
Sepracor, Inc. *                                     12,819                      231,126
SICOR, Inc. *                                        17,903                      364,147
Vertex Pharmaceuticals, Inc. *                       11,648                      170,061
                                                                            ------------
                                                                               4,103,823

POLLUTION CONTROL - 0.57%
Republic Services, Inc. *                            24,371                      552,490
Stericycle, Inc. *                                    6,195                      238,384
                                                                            ------------
                                                                                 790,874

PUBLISHING - 0.42%
Media General, Inc., Class A *                        3,549                      203,003
Readers Digest Association, Inc., Class A *          14,897                      200,811
Scholastic Corp. * (a)                                5,960                      177,489
                                                                            ------------
                                                                                 581,303

RAILROADS & EQUIPMENT - 0.09%
GATX Corp. * (a)                                      7,445                      121,726
                                                                            ------------

REAL ESTATE - 1.42%
AMB Property Corp., REIT *                           12,301                      346,519
Hospitality Properties Trust, SBI *                   9,501                      296,906
Liberty Property Trust, REIT *                       11,913                      412,190
Mack-California Realty Corp., REIT *                  8,759                      318,653
New Plan Excel Realty Trust, Inc. *                  14,735                      314,592
United Dominion Realty Trust, Inc., REIT *           17,050                      293,601
                                                                            ------------
                                                                               1,982,461

RETAIL GROCERY - 0.39%
Ruddick Corp. *                                       7,034                      110,574
Whole Foods Market, Inc. *                            9,035                      429,434
                                                                            ------------
                                                                                 540,008
RETAIL TRADE - 4.27%
99 Cents Only Stores * (a)                           10,728                      368,185
Abercrombie & Fitch Company, Class A                 14,859                      422,144
American Eagle Outfitters, Inc. *                    10,796                      195,624
Barnes & Noble, Inc. *                                9,865                      227,388
BJ's Wholesale Club, Inc. *                          10,520                      158,431
Borders Group, Inc. *                                11,741                      206,759
CarMax, Inc. *                                       15,689                      473,023
Chico's FAS, Inc. * (a)                              13,030                      274,282
Claire's Stores, Inc. *                               7,421                      188,197
Dollar Tree Stores, Inc. *                           17,377                      551,372
Longs Drug Stores Corp.                               5,837                       96,894
Michael's Stores, Inc. *                             10,134                      385,700

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
RETAIL TRADE - CONTINUED
Payless ShoeSource, Inc. *                           10,322                 $    129,025
PETsMART, Inc. *                                     21,392                      356,605
Pier 1 Imports, Inc. *                               13,641                      278,276
Ross Stores, Inc. *                                  11,719                      500,870
Saks, Inc. *                                         21,670                      210,199
The Neiman Marcus Group, Inc., Class A                7,221                      264,289
United Rentals, Inc. *                               11,712                      162,680
Williams-Sonoma, Inc. *                              17,492                      510,766
                                                                            ------------
                                                                               5,960,709

SEMICONDUCTORS - 2.95%
Atmel Corp.                                          71,161                      180,037
Credence Systems Corp. * (a)                          9,556                       80,939
Cree, Inc. * (a)                                     11,140                      181,359
Cypress Semiconductor Corp. (a)                      19,138                      229,656
Fairchild Semiconductor Corp., Class A *             17,808                      227,764
Integrated Circuit Systems, Inc. *                   10,291                      323,446
Integrated Device Technology, Inc.                   15,727                      173,783
International Rectifier Corp. *                       9,750                      261,495
Intersil Corp., Class A *                            20,800                      553,488
Lam Research Corp. *                                 19,269                      350,888
Lattice Semiconductor Corp.                          17,082                      140,585
LTX Corp. * (a)                                       7,506                       64,702
Micrel, Inc. *                                       13,990                      145,356
Microchip Technology, Inc. *                         30,975                      758,888
Semtech Corp. *                                      11,148                      158,748
Silicon Laboratories, Inc. * (a)                      7,450                      198,468
Triquint Semiconductor, Inc. *                       20,585                       85,634
                                                                            ------------
                                                                               4,115,236

SOFTWARE - 0.72%
Activision, Inc.                                     15,078                      194,808
Advent Software, Inc. * (a)                           4,746                       80,255
Ascential Software Corp. * (a)                        8,928                      146,776
Keane, Inc. * (a)                                    10,144                      138,263
Macrovision Corp.                                     7,379                      146,990
McDATA Corp., Class A *                              17,391                      255,126
Transaction Systems Architects, Inc., Class A *       5,462                       48,939
                                                                            ------------
                                                                               1,011,157

STEEL - 0.08%
Alaska Steel Holding Corp. *                         17,471                       63,245
Carpenter Technology Corp. *                          3,446                       53,758
                                                                            ------------
                                                                                 117,003

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.71%
ADTRAN, Inc. * (a)                                    5,751                      293,416
Advanced Fibre Communications, Inc. *                12,918                      210,176
Commscope, Inc. *                                     9,114                       86,583
Newport Corp. *                                       5,875                       86,950
Plantronics, Inc. * (a)                               6,652                      144,149
Powerwave Technologies, Inc. *                        9,701                       60,825
Price Communications Corp. *                          8,279                      106,882
                                                                            ------------
                                                                                 988,981

TELEPHONE - 0.38%
Cincinnati Bell, Inc. * (a)                          33,253                      222,795
Harris Corp. *                                       10,099                      303,475
                                                                            ------------
                                                                                 526,270
TIRES & RUBBER - 0.08%
Bandag, Inc. * (a)                                    2,914                      108,605
                                                                            ------------

TOBACCO - 0.11%
Universal Corp. *                                     3,778                      159,809
                                                                            ------------

TRANSPORTATION - 0.80%
Airborne, Inc. *                                      7,360                      153,824
Alexander & Baldwin, Inc. *                           6,290                      166,874
C. H. Robinson Worldwide, Inc. *                     12,828                      456,164
J.B. Hunt Transport Services, Inc.                    5,983                      225,858
Overseas Shipholding Group, Inc. * (a)                5,238                      115,288
                                                                            ------------
                                                                               1,118,008
TRUCKING & FREIGHT - 0.92%
CNF Transportation, Inc. *                            7,534                      191,213
EGL, Inc. *                                           7,160                      108,832
Expeditores International of Washington, Inc. *      15,879                      550,048
Swift Transportation, Inc. *                         12,624                      235,059
Werner Enterprises, Inc. *                            9,705                      205,746
                                                                            ------------
                                                                               1,290,898

TOTAL COMMON STOCK
(Cost: $127,420,784)                                                        $121,385,840
                                                                            ------------

                                                  PRINCIPAL
                                                   AMOUNT                       VALUE
                                                   ------                       -----
SHORT TERM INVESTMENTS - 12.87%
Navigator Securities Lending Trust, 1.14%       $15,478,111                 $ 15,478,111
Federal Home Loan Bank Consolidated Discount
    Note, 0.98% due 08/20/2003                    1,300,000                    1,298,050
Federal Home Loan Mortgage Discount Note,
    1.14% due 07/03/2003                            600,000                      599,962
U.S. Treasury Bills
    0.80% due 07/24/2003 ****                       500,000                      499,640
    0.81% due 08/21/2003 ****                       100,000                       99,877
                                                                            ------------
                                                                            $ 17,975,640
REPURCHASE AGREEMENTS - 0.23%
Repurchase Agreement with State Street Corp.,
    dated 06/30/2003 at 0.92% to be
    repurchased at $319,008 on 07/01/2003,
    collateralized by $225,000 U.S. Treasury
    Bonds, 8.125% due 08/15/2019 (valued at
    $331,031, including interest).                  319,000                 $    319,000
                                                                            ------------

TOTAL INVESTMENTS (MID CAP INDEX TRUST)
(Cost: $145,715,425)                                                        $139,680,480
                                                                            ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

TOTAL STOCK MARKET INDEX TRUST

                                                     SHARES                    VALUE
                                                     ------                    -----
COMMON STOCK - 84.92%
ADVERTISING - 0.22%
Aquantive, Inc. * (a)                                  448                  $     4,704
DoubleClick, Inc. * (a)                              1,065                        9,851
FindWhat.com * (a)                                     171                        3,217
Getty Images, Inc. *                                   481                       19,865
Grey Global Group, Inc. *                               11                        8,498
Lamar Advertising Company, Class A *                   722                       25,422
Monster Worldwide, Inc. *                              966                       19,059
Omnicom Group, Inc. *                                1,555                      111,494
The Interpublic Group of Companies, Inc. *           3,172                       42,441
ValueClick, Inc. * (a)                                 640                        3,859
                                                                            -----------
                                                                                248,410

AEROSPACE - 1.30%
AAR Corp. *                                            519                        3,664
Aeroflex, Inc.                                         577                        4,466
Alliant Techsystems, Inc. *                            305                       15,833
Curtiss Wright Corp. *                                 103                        6,510
DRS Technologies, Inc. *                               176                        4,914
EDO Corp. * (a)                                        152                        2,690
Esterline Technologies Corp. (a)                       197                        3,430
GenCorp, Inc. * (a)                                    441                        3,920
General Dynamics Corp. *                             1,661                      120,422
Goodrich Corp. *                                     1,032                       21,672
Heico Corp., Class A * (a)                             285                        2,551
Honeywell International, Inc.                        7,107                      190,823
Integrated Defense Technologies, Inc. *                177                        2,745
Ladish, Inc. *                                         203                        1,344
Lockheed Martin Corp. *                              3,776                      179,624
Moog, Inc., Class A                                    136                        4,726
Mtc Technologies, Inc. *                               118                        2,768
Northrop Grumman Corp.                               1,498                      129,262
Orbital Sciences Corp., Class A * (a)                  492                        3,592
Raytheon Company *                                   3,353                      110,113
Rockwell Collins, Inc. *                             1,511                       37,216
Teledyne Technologies, Inc. *                          285                        3,734
Textron, Inc. *                                      1,123                       43,819
The Boeing Company                                   6,982                      239,622
Triumph Group, Inc. * (a)                              169                        4,761
United Defense Industries, Inc. *                      180                        4,669
United Industrial Corp. *                              142                        2,315
United Technologies Corp. *                          3,906                      276,662
Verdian Corp. *                                        343                       11,967
Viasat, Inc. * (a)                                     278                        3,987
Woodward Governor Company *                             97                        4,171
                                                                            -----------
                                                                              1,447,992

AGRICULTURE - 0.09%
Alico, Inc. * (a)                                       96                        2,370
Andersons Inc. *                                       179                        2,193
Bunge, Ltd. *                                          775                       22,165
Cadiz, Inc. *                                          219                           30
Delta & Pine Land Company *                            378                        8,308
Fresh Del Monte Produce, Inc. * (a)                    442                       11,355
Lesco, Inc. *                                          258                        2,299
Monsanto Company *                                   2,135                       46,201
Tejon Ranch Company * (a)                              130                        3,913
                                                                            -----------
                                                                                 98,834

AIR TRAVEL - 0.19%
Airtran Holdings, Inc. * (a)                           573                        5,999
Alaska Air Group, Inc. (a)                             194                        4,161
Atlantic Coast Airlines Holdings, Inc. *               426                        5,747
Atlas Air Worldwide Holdings, Inc. * (a)             1,370                        2,014
Continental Airlines, Inc., Class B * (a)              633                        9,476
Delta Air Lines, Inc. * (a)                          1,046                       15,355
ExpressJet Holdings, Inc. *                            518                        7,822
Frontier Airlines, Inc. * (a)                          429                        3,895
JetBlue Airways Corp. * (a)                            512                       21,652
Mesa Air Group, Inc. * (a)                             426                        3,408
Northwest Airlines Corp., Class A (a)                  834                        9,416
SkyWest, Inc. *                                        515                        9,816
Southwest Airlines Company *                         6,373                      109,616
UAL Corp. * (a)                                      1,266                          994
                                                                            -----------
                                                                                209,371

ALUMINUM - 0.16%
Alcoa, Inc. *                                        7,007                      178,679
                                                                            -----------

APPAREL & TEXTILES - 0.45%
Brown Shoe, Inc. *                                     157                        4,679
Cherokee Inc. *                                        121                        2,422
Cintas Corp. *                                       1,401                       49,651
Coach, Inc. *                                          762                       37,902
Columbia Sportswear Company *                          342                       17,582
FAB Industries, Inc. *                                 320                        2,944
G & K Services, Class A *                              165                        4,884
Goodys Family Clothing, Inc. *                         303                        2,621
Guess, Inc. *                                          592                        3,552
Interface, Inc., Class A *                             656                        3,044
Jones Apparel Group, Inc. *                          1,088                       31,835
K-Swiss, Inc., Class A * (a)                           162                        5,592
Kellwood Company *                                     215                        6,800
Liz Claiborne, Inc. *                                  914                       32,219
Maxwell Shoe, Inc. *                                   177                        2,549
Mohawk Industries, Inc.                                548                       30,430
Movado Group, Inc. *                                   126                        2,741
Nautica Enterprises, Inc. *                            300                        3,849
NIKE, Inc., Class B                                  2,195                      117,411
Oakley, Inc.                                           733                        8,627
Oshkosh B'Gosh, Inc., Class A *                        174                        4,698
Oxford Industries, Inc. * (a)                          100                        4,152
Phillips Van Heusen Corp. *                            268                        3,653
Polo Ralph Lauren Corp., Class A *                     375                        9,671
Quiksilver, Inc. *                                     464                        7,651
Reebok International, Ltd. *                           481                       16,176
Russell Corp. *                                        284                        5,396
Stage Stores, Inc. * (a)                               161                        3,784
Stride Rite Corp. *                                    389                        3,836
The Gymboree Corp. *                                   242                        4,061
Timberland Company, Class A *                          298                       15,752
Unifi, Inc. *                                          754                        4,675
V.F. Corp. *                                           919                       31,292
Warnaco Group, Inc. *                                  395                        5,313
Wellco Enterprises, Inc. *                             126                        1,222
Wellman, Inc. *                                        246                        2,755
Weyco Group, Inc. *                                     41                        1,886
Wolverine World Wide, Inc. *                           341                        6,568
                                                                            -----------
                                                                                503,875

AUTO PARTS - 0.33%
Advance Auto Parts, Inc. * (a)                         317                       19,305
Aftermarket Technology Corp. *                         311                        3,269
American Axle & Manufacturing Holdings, Inc. *         437                       10,444
Arvinmeritor, Inc. *                                   549                       11,079
AutoZone, Inc. *                                       803                       61,004
BorgWarner, Inc. *                                     216                       13,910
Collins & Aikman Corp. * (a)                           616                        1,817
CSK Auto Corp. * (a)                                   405                        5,852
Dana Corp. *                                         1,349                       15,594
Delphi Corp.                                         4,620                       39,871

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                    VALUE
                                                     ------                    -----
AUTO PARTS - CONTINUED
Eaton Corp. *                                          573                  $    45,044
Exide Technologies * (a)                               159                           46
Federal Mogul Corp. * (a)                              299                           99
Federal Signal Corp. * (a)                             374                        6,571
Gentex Corp. *                                         664                       20,325
Genuine Parts Company *                              1,417                       45,358
Insurance Auto Auctions, Inc. *                        100                        1,256
Keystone Automotive Industries, Inc. *                 126                        2,301
Lear Corp. *                                           562                       25,863
Modine Manufacturing Company *                         356                        6,896
Raytech Corp. * (a)                                    378                        1,607
Sports Resorts International, Inc. * (a)               529                        2,582
Standard Motor Products, Inc., Class A *               252                        2,797
Superior Industries International, Inc. *              215                        8,965
TBC Corp. *                                            177                        3,372
Visteon Corp. *                                      1,283                        8,814
Vulcan International Corp. *                            42                        1,495
                                                                            -----------
                                                                                365,536

AUTO SERVICES - 0.05%
AutoNation, Inc. *                                   2,410                       37,885
Copart, Inc. *                                         788                        7,447
Dollar Thrifty Automotive Group, Inc. * (a)            201                        3,728
Lithia Motors, Inc., Class A *                         121                        1,957
Miller Industries, Inc. (a)                            583                        1,988
                                                                            -----------
                                                                                 53,005

AUTOMOBILES - 0.40%
Dura Automotive Systems, Inc. *                        306                        2,895
Ford Motor Company *                                 5,233                      167,410
General Motors Corp. *                               4,641                      167,076
Marine Products Corp.                                  271                        2,940
Monaco Coach Corp. * (a)                               275                        4,216
Monro Muffler Brake, Inc. *                            100                        2,826
O'Reilly Automotive, Inc. *                            449                       14,992
PACCAR, Inc. *                                         947                       63,847
Thor Industries, Inc. * (a)                            235                        9,593
United Auto Group, Inc. * (a)                          404                        8,799
Wabash National Corp. * (a)                            294                        4,125
                                                                            -----------
                                                                                448,719

BANKING - 6.01%
1St Source Corp. * (a)                                 236                        4,380
1St Street Bancorp, Inc. *                             115                        2,932
ABC Bancorp * (a)                                      257                        3,683
Abington Bancorp, Inc. *                                97                        2,464
Alabama National BanCorp *                             100                        4,848
Allegiant Bancorp, Inc. (a)                            132                        2,673
Amcore Financial, Inc. * (a)                           196                        4,563
American National Bankshares, Inc. * (a)               100                        2,689
AmSouth BanCorp *                                    2,859                       62,441
Anchor BanCorp Wisconsin, Inc. *                       204                        4,874
Arrow Financial Corp. *                                 84                        2,803
Associated Banc-Corp. *                                569                       21,121
Astoria Financial Corp. *                              570                       15,920
Bancfirst Corp. * (a)                                   61                        3,163
Bancorpsouth, Inc. *                                   619                       12,906
BancTrust Financial Group, Inc. * (a)                  145                        2,285
Bank Mutual Corp. * (a)                                199                        6,467
Bank of America Corp.                               12,492                      987,243
Bank of Hawaii Corp. *                                 456                       15,116
Bank of New York, Inc. *                             6,363                      182,936
Bank Of The Ozarks, Inc. * (a)                          85                        3,295
Bank One Corp. *                                     9,665                      359,345
Bankatlantic Bancorp, Inc., Class A *                  424                        5,041
Banknorth Group, Inc. *                              1,254                       32,002
BankUnited Financial Corp., Class A *                  195                        3,929
Banner Corp. *                                         114                        2,336
Bar Harbor Bankshares *                                134                        2,848
Bay View Capital Corp. *                               716                        4,138
BB&T Corp.                                           3,870                      132,741
Bcsb Bankcorp, Inc.                                    151                        2,265
Berkshire Hill Bancorp, Inc.                            74                        2,102
BOK Financial Corp. *                                  435                       16,778
Boston Private Financial Holdings, Inc. * (a)          190                        4,005
Brookline Bancorp, Inc. *                              433                        6,062
Bryn Mawr Bank Corp. * (a)                              64                        2,372
California Independent Bancorp *                        98                        2,842
Camco Financial Corp. *                                142                        2,214
Camden National Corp. *                                100                        2,750
Capital City Bank Group, Inc. * (a)                    109                        3,937
Capital Crossing Bank *                                 75                        1,806
Capitol Bancorp, Ltd. * (a)                            100                        2,710
Capitol Federal Financial * (a)                        580                       16,304
Cascade Bancorp * (a)                                  142                        2,461
Cascade Financial Corp. *                              161                        2,439
Cathay Bancorp, Inc. * (a)                             155                        6,910
Cavalry BanCorp, Inc. * (a)                            120                        2,026
CB Bancshares, Inc. *                                   43                        2,665
CCBT Financial Companies, Inc. *                       102                        2,437
Center Bancorp, Inc. * (a)                             161                        2,434
Central Pacific Financial Corp. *                      140                        3,878
Century Bancorp, Inc. *                                141                        4,199
Charter Financial Corp. * (a)                          161                        4,548
Chemical Financial Corp. *                             190                        5,662
Chester Valley Bancorp, Inc. * (a)                     115                        2,198
Chesterfield Financial Corp. *                         158                        3,342
Chittenden Corp. *                                     228                        6,236
Citizens Banking Corp. *                               313                        8,379
Citizens First Bancorp, Inc. * (a)                      94                        2,053
City Holding Company *                                  90                        2,634
City National Corp. *                                  374                       16,665
CityBank *                                              88                        2,381
CNB Florida Bancshares, Inc. *                         113                        1,768
Coastal Financial Corp. *                              165                        2,130
CoBiz, Inc. * (a)                                      150                        1,998
Colonial Bancgroup, Inc. *                             931                       12,913
Columbia Bancorp *                                     100                        2,400
Columbia Banking System, Inc. *                        138                        2,472
Comerica, Inc. *                                     1,406                       65,379
Commerce Bancorp, Inc. * (a)                           516                       19,144
Commerce Bancshares, Inc. *                            497                       19,358
Commercial Bankshares, Inc. *                           72                        2,140
Commercial Federal Corp. *                             345                        7,314
Commercial National Financial Corp. *                   95                        2,501
Community Bancshares, Inc. *                           135                        2,180
Community Bank Systems, Inc. *                          88                        3,344
Community Banks, Inc. * (a)                             87                        2,587
Community First Bankshares, Inc.                       331                        9,036
Community Trust Bancorp, Inc. *                        103                        2,692
Connecticut Bancshares, Inc. *                          96                        3,768
Corus Bankshares, Inc. *                                85                        4,117
Covest Bancshares, Inc, *                              147                        3,638
Cullen Frost Bankers, Inc. *                           384                       12,326
CVB Financial Corp. * (a)                              366                        7,144
Digital Insight Corp. * (a)                            259                        4,934
Dime Community Bancorp, Inc. *                         225                        5,726
Doral Financial Corp. *                                588                       26,254
East Penn Financial Corp. *                            297                        2,596
East West Bancorp, Inc. *                              190                        6,867

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                    VALUE
                                                     ------                    -----
BANKING - CONTINUED
EFC Bancorp, Inc. *                                    119                  $     2,143
ESB Financial Corp. *                                  199                        2,687
Exchange National Bancshares, Inc. * (a)                49                        2,728
F & M Bancorp *                                        100                        4,932
F.N.B. Corp. *                                         259                        7,837
FFLC Bancorp, Inc. * (a)                               100                        2,596
Fidelity Bankshares, Inc. *                            127                        2,832
Fidelity Southern Corp. *                              233                        2,689
Fifth Third Bancorp *                                4,801                      275,289
Financial Institutions, Inc. (a)                       100                        2,350
First Bancorp                                           85                        2,202
First Bancorp Puerto Rico *                            335                        9,196
First Bell Bancorp, Inc. * (a)                         103                        2,602
First Busey Corp. * (a)                                109                        2,642
First Citizens Bancshares, Inc. *                       62                        6,252
First Commonwealth Financial Corp. * (a)               464                        6,013
First Community Bancorp *                              122                        3,828
First Defiance Financial Corp. *                       100                        1,984
First Essex Bancorp, Inc. *                             68                        3,206
First Federal Bancshares of Arkansas, Inc. *           118                        3,747
First Federal Bankshares, Inc. *                       133                        2,328
First Federal Capital Corp. *                          152                        3,017
First Federal Financial Corp. * (a)                    110                        3,594
First Financial BanCorp *                              348                        5,568
First Financial Bankshares, Inc. * (a)                 117                        3,915
First Financial Corp.                                   52                        2,751
First Financial Holdings, Inc. *                        98                        2,650
First Indiana Corp. * (a)                              144                        2,465
First M&F Corp. *                                       64                        2,094
First Merchants Corp. * (a)                            121                        2,942
First Midwest Bancorp, Inc. *                          317                        9,133
First Mutual Bancshares, Inc. * (a)                    143                        2,860
First Niagara Financial Group, Inc. *                  572                        7,985
First Oak Brook Bancshares, Inc., Class A *            100                        3,299
First of Long Island Corp. *                            71                        2,833
First Republic Bank * (a)                              104                        2,766
First Securityfed Financial, Inc. *                    100                        2,491
First Sentinel Bancorp, Inc. * (a)                     200                        3,194
First South Bancorp, Inc. * (a)                         64                        2,129
First Street Bancorporation *                          100                        2,751
First Tennessee National Corp. *                     1,026                       45,052
First United Corp. *                                   100                        2,127
First Virginia Banks, Inc. *                           549                       23,673
Firstfed America Bancorp, Inc. *                        77                        2,657
FirstMerit Corp. *                                     641                       14,653
Flag Financial Corp. * (a)                             141                        1,933
Flagstar Bancorp, Inc. * (a)                           502                       12,274
FleetBoston Financial Corp. *                        8,711                      258,804
Floridafirst Bancorp, Inc.*                             92                        2,195
Flushing Financial Corp. *                             126                        2,793
FMS Financial Corp. (a)                                 95                        1,558
FNB Corp. of North Carolina *                           89                        2,227
FNB Corp. of Virginia                                   78                        2,111
FNB Financial Services Corp. *                         200                        3,984
Foothill Independent Bancorp *                         135                        2,500
Franklin Financial Corp. *                              82                        2,464
Frontier Financial Corp. * (a)                         119                        3,381
FSF Financial Corp. *                                   93                        2,790
GBC Bancorp * (a)                                       83                        3,187
Georgia Financial, Inc. *                              100                        2,515
Glacier Bancorp, Inc. *                                121                        2,979
Gold Banc Corporation, Inc. * (a)                      391                        4,109
Golden West Financial Corp. *                        1,241                       99,292
Greater Bay Bancorp * (a)                              492                       10,106
Greater Community Bancorp *                            128                        1,972
Greenpoint Financial Corp. *                           763                       38,867
Guaranty Federal Bancshares, Inc. *                    207                        3,318
Hancock Holding Company *                               85                        4,000
Hanmi Financial Corp. *                                136                        2,376
Harleysville National Corp. *                          144                        3,897
Harleysville Savings Financial Corp. *                  85                        2,170
Heritage Commerce Corp. *                              198                        2,414
Heritage Financial Corp. *                             100                        2,117
HF Financial Corp. *                                   143                        2,545
Hibernia Corp., Class A *                            1,213                       22,028
Hingham Institution for Savings *                       86                        3,010
HMN Financial Inc. *                                   113                        2,192
Home Federal Bancorp *                                 100                        2,428
Hopfed Bancorp, Inc. *                                 135                        2,160
Horizon Financial Corp. *                              160                        2,525
Hudson City Bancorp, Inc.                            1,524                       38,969
Hudson River Bancorp, Inc.                             117                        3,267
Hudson United Bancorp *                                344                       11,748
Huntington Bancshares, Inc. *                        1,813                       35,390
IBERIABANK Corp.                                        57                        2,782
Independence Community Bank Corp. *                    447                       12,614
Independent Bank Corp. - MA *                          184                        4,157
Independent Bank Corp. - MI                            172                        4,419
Integra Bank Corp. * (a)                               196                        3,373
Interchange Financial Services Corp.                   132                        2,616
Investors Financial Services Corp. * (a)               549                       15,926
Irwin Financial Corp. (a)                              235                        6,087
KeyCorp *                                            3,453                       87,257
Klamath First Bancorp, Inc. *                          139                        2,306
Lakeland Financial Corp.                               100                        3,038
Landmark Bancorp, Inc. *                                95                        2,578
Leesport Financial Corp. *                             117                        2,223
Local Financial Corp.                                  156                        2,253
M&T Bank Corp. *                                       960                       80,851
MAF Bancorp, Inc. * (a)                                175                        6,487
Main Street Banks, Inc. * (a)                          139                        3,517
MainSource Financial Group, Inc. *                     115                        2,803
Marshall & Ilsley Corp. *                            1,764                       53,943
MassBank Corp. *                                        75                        2,713
MB Financial, Inc. *                                   152                        6,086
Mercantile Bankshares Corp. *                          515                       20,281
Metrocorp Bancshares Inc. *                            300                        3,630
Mid Penn Bancorp, Inc. *                               191                        4,154
Mid-State Bancshares *                                 169                        3,338
Midwest Banc Holdings, Inc. (a)                        158                        3,068
Monterey Bay Bancorp, Inc. *                            76                        1,953
Mutualfirst Financial, Inc. * (a)                      104                        2,428
Nara Bancorp Inc. *                                    129                        2,451
NASB Financial, Inc.                                    92                        2,668
National City Corp. *                                5,056                      165,382
National Commerce Financial Corp. *                  1,661                       36,858
National Penn Bancshares, Inc. * (a)                   196                        5,504
Netbank, Inc.                                          441                        5,804
New York Community Bancorp, Inc. *                   1,110                       32,290
Newmil Bancorp Inc.                                    183                        4,008
North Fork BanCorp, Inc. *                           1,254                       42,711
North Valley Bancorp *                                 165                        2,475
Northern States Financial Corp. *                      134                        3,814
Northern Trust Corp.                                 1,802                       75,306
Northrim Bancorp, Inc. *                               247                        4,478
Northwest Bancorp, Inc. *                              410                        6,560
Norwood Finance Corp. *                                130                        3,029
Nsd Bancorp, Inc. *                                     82                        2,181

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                    VALUE
                                                     ------                    -----
BANKING - CONTINUED
Oak Hill Financial, Inc. * (a)                          100                 $      2,503
Oceanfirst Financial Corp.                              119                        2,987
Ohio Valley Banc Corp. *                                100                        2,300
Old National Bancorp * (a)                              487                       11,201
Old Second Bancorp, Inc.                                 69                        2,957
Omega Financial Corp.                                    64                        2,189
Oriental Financial Group, Inc. *                         81                        2,081
PAB Bankshares, Inc. * (a)                              175                        2,273
Pacific Capital Bancorp *                               282                        9,884
Pacific Northwest Bancorp *                             109                        3,789
Pacific Union Bank *                                    160                        2,173
Pamrapo Bancorp, Inc. *                                 175                        3,028
Park National Corp. * (a)                                96                       10,968
Partners Trust Financial Group *                        129                        2,461
Patriot Bank Corp. *                                    110                        1,979
Peapack Gladstone Financial, Corp. * (a)                 68                        2,178
Pennrock Financial Services, Corp. *                     75                        2,026
Pennsylvania Commerce Bancorp, Inc. * (a)                65                        2,522
People's Bank Corp. *                                   443                       12,843
Peoples Bancorp *                                       185                        3,839
Peoples Bancorp of North Carolina *                     149                        2,552
Peoples Bancorp, Inc. *                                  93                        2,350
Peoples Banctrust, Inc. *                               136                        2,040
Peoples Holding Company * (a)                            52                        2,301
PFF Bancorp, Inc. *                                      92                        3,556
Popular, Inc. *                                       1,032                       39,825
Port Financial Corp. *                                   55                        2,963
Princeton National Bancorp, Inc. *                      201                        5,065
PrivateBankcorp, Inc. * (a)                              85                        2,318
Progress Financial Corp. * (a)                          182                        2,488
Prosperity Bancshares, Inc. *                           200                        3,850
Provident Bancorp, Inc. * (a)                           100                        3,210
Provident Bankshares Corp. *                            201                        5,107
Provident Financial Group, Inc. * (a)                   381                        9,765
Provident Financial Holdings, Inc. *                     80                        2,347
Pulaski Financial Corp. * (a)                           106                        2,898
Pvf Capital Corp. *                                     298                        4,160
Quaker City Bancorp, Inc. *                              66                        2,709
R & G Financial Corp., Class B *                        161                        4,782
Redwood Empire Bancorp *                                 79                        2,252
Republic Bancorp, Inc. *                                475                        6,374
Republic Bancorp, Inc., Class A (a)                     170                        2,521
Republic Bancshares, Inc. *                             100                        2,501
Resourses Bankshares Corp. *                             89                        3,047
Riggs National Corp. *                                  214                        3,257
Riverview Bancorp, Inc. *                               134                        2,451
Roslyn Bancorp, Inc. * (a)                              564                       12,120
Royal Bancshares Pennsylvania, Inc., Class A * (a)      114                        2,434
S & T Bancorp, Inc. * (a)                               215                        5,897
Sandy Spring Bancorp, Inc. *                            105                        3,318
Santander Bancorp *                                     426                        6,969
Savannah Bancorp, Inc. *                                121                        2,783
Seacoast Banking Corp. *                                137                        2,334
Security Bank Corp. *                                   100                        3,481
Shore Bancshares, Inc. * (a)                             94                        2,891
Silicon Valley Bancshares * (a)                         308                        7,333
Simmons First National Corp., Class A *                 126                        2,521
Sky Financial Group, Inc. *                             672                       14,596
Sound Federal Bancorp, Inc. * (a)                       220                        2,990
South Financial Group, Inc. *                           387                        9,029
Southtrust Corp. *                                    2,816                       76,595
Southwest BanCorp of Texas, Inc. *                      266                        8,648
Southwest Georgia Financial Corp. * (a)                 132                        2,673
Sovereign Bancorp, Inc. *                             2,141                       33,507
St. Francis Capital Corp. *                              86                        2,500
State Bancorp, Inc. * (a)                               124                        2,425
Staten Islands Bancorp, Inc. * (a)                      466                        9,078
Sterling Bancorp *                                       98                        2,733
Sterling Bancshares, Inc. *                             372                        4,866
Suffolk Bancorp *                                        86                        2,769
Summit Bankshares, Inc. *                                96                        2,254
Summit Financial Corp. * (a)                            240                        4,032
Sun Bancorp, Inc.  (a)                                  124                        2,502
Sun Bancorp, Inc. of New Jersey *                       123                        2,448
SunTrust Banks, Inc. *                                2,316                      137,431
Superior Financial Corp. *                              112                        2,688
Susquehanna Bancshares, Inc. * (a)                      290                        6,771
TCF Financial Corp. *                                   555                       22,111
Texas Regional Bancshares, Inc., Class A *              246                        8,536
TF Financial Corp. *                                     69                        2,070
The Trust Company of New Jersey *                       143                        4,333
Tib Financial Corp. *                                   141                        2,369
Timberland Bancorp, Inc. *                              106                        2,397
Trico Bancshares *                                      100                        2,543
Troy Financial Corp. * (a)                              105                        2,851
TrustCo Bank Corp. *                                    605                        6,703
Trustmark Corp. *                                       444                       11,309
U.S.B. Holding Company, Inc. *                          211                        3,745
UCBH Holdings, Inc. *                                   282                        8,088
Umpqua Holdings Corp. *                                 246                        4,672
Union Bankshares Corp. *                                100                        2,827
Union Planters Corp. *                                1,565                       48,562
UnionBanCal Corp. *                                   1,180                       48,817
United Bankshares, Inc. *                               293                        8,394
United Community Banks, Inc. * (a)                      168                        4,197
United National Bancorp *                               134                        3,697
Unizan Financial Corp. * (a)                            151                        2,653
US Bancorp *                                         15,931                      390,309
Vail Banks, Inc. * (a)                                  237                        3,211
Valley National Bancorp *                               702                       18,498
W Holding Company, Inc. *                               564                        9,543
Wachovia Corp. *                                     11,311                      451,988
Wainwright Bank & Trust Company *                       338                        3,411
Warwick Community Bancorp *                              76                        2,223
Washington Banking Company *                            159                        2,425
Washington Federal, Inc. *                              429                        9,923
Washington Trust Bancorp, Inc. *                         98                        2,253
Waypoint Financial Corp. *                              217                        3,915
Webfiancial Corp. * (a)                                 134                          335
Webster City Federal Bancorp *                          124                        2,604
Webster Financial Corp. *                               294                       11,113
Wells Fargo & Company *                              14,068                      709,027
Wesbanco, Inc. * (a)                                    166                        4,034
West Bank Corp. *                                       240                        3,768
West Coast Bancorp *                                    211                        3,840
West Essex Bancorp, Inc. *                               62                        2,174
Westamerica BanCorp *                                   255                       10,985
Westfield Financial, Inc. * (a)                         117                        2,201
WFS Financial, Inc. *                                   394                       13,203
Whitney Holding Corp. *                                 296                        9,463
Wilmington Trust Corp. *                                483                       14,176
Winton Financial Corp. *                                190                        2,356
Wintrust Financial Corp. * (a)                          157                        4,647
Woronoco Bancorp, Inc. *                                101                        2,907
WVS Financial Corp. * (a)                               173                        3,114
Yardville National Bancorp *                            100                        1,950
Zions BanCorp *                                         735                       37,198
                                                                            ------------
                                                                               6,674,102

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
BIOTECHNOLOGY - 1.28%
Acacia Research Corp. * (a)                              61                 $        146
Adolor Corp. * (a)                                      245                        3,006
Affymetrix, Inc. * (a)                                  519                       10,229
Amgen, Inc. *                                        10,696                      716,418
Applera Corp. - Celera Genomics Group                   725                        7,482
Applera Corp.-Applied Biosystems Group                1,764                       33,569
Bio-Rad Laboratories, Inc., Class A *                   216                       11,956
Biogen, Inc.                                          1,227                       46,626
Cell Therapeutics, Inc. * (a)                           331                        3,221
Cephalon, Inc. * (a)                                    479                       19,716
Charles River Laboratories International, Inc. *        355                       11,424
Chiron Corp. *                                        1,540                       67,329
Ciphergen Biosystems, Inc. *                            247                        2,532
Covance, Inc. *                                         526                        9,521
CTI Molecular Imaging, Inc. * (a)                       360                        6,808
Digene Corp. (a)                                        147                        4,003
Exact Sciences Corp. * (a)                              166                        1,819
Exelixis, Inc. *                                        595                        4,129
Genentech, Inc. *                                     1,836                      132,412
Genzyme Corp. *                                       1,777                       74,279
Human Genome Sciences, Inc. * (a)                     1,136                       14,450
ICOS Corp. * (a)                                        516                       18,963
IDEC Pharmaceuticals Corp. *                          1,263                       42,942
Integra Lifesciences Holdings, Inc. *                   241                        6,357
Intermune, Inc. * (a)                                   313                        5,042
Invitrogen Corp. *                                      443                       16,998
Lexicon Genetics, Inc. (a)                              450                        3,019
Martek Biosciences Corp. * (a)                          245                       10,520
Medarex, Inc. * (a)                                     769                        5,068
MGI Pharma, Inc. * (a)                                  214                        5,485
Millennium Pharmaceuticals, Inc. *                    2,385                       37,516
Millipore Corp. *                                       402                       17,837
Myriad Genetics, Inc. * (a)                             193                        2,627
Neose Technologies, Inc. * (a)                          288                        2,883
Neurocrine Biosciences, Inc. *                          275                       13,733
Protein Design Labs, Inc. *                             744                       10,401
Regeneration Technologies, Inc. *                       254                        3,376
Sangstat Medical Corp. * (a)                            227                        2,971
Serologicals Corp. *                                    214                        2,917
Sirna Therapeutics, Inc. * (a)                          253                        2,229
Tanox, Inc. * (a)                                       367                        5,890
Telik, Inc. * (a)                                       290                        4,660
Titan Pharmaceuticals, Inc. * (a)                       978                        2,308
Transkaryotic Therapies, Inc. * (a)                     264                        3,046
Trimeris, Inc. * (a)                                    170                        7,766
Tularik, Inc. * (a)                                     607                        6,034
Valentis, Inc. * (a)                                      5                           19
                                                                            ------------
                                                                               1,421,682

BROADCASTING - 1.49%
Acacia Research Corp. * (a)                             110                          133
ACTV, Inc. * (a)                                        243                          238
Belo Corp., Class A *                                   977                       21,846
Clear Channel Communications, Inc. *                  5,085                      215,553
Cox Radio, Inc., Class A *                              329                        7,603
Crown Media Holdings, Inc., Class A * (a)               524                        2,164
Cumulus Media, Inc., Class A *                          400                        7,572
EchoStar Communications Corp., Class A *              2,018                       69,863
Emmis Communications Corp., Class A *                   427                        9,800
Entercom Communications Corp. *                         397                       19,457
Entravision Communications Corp., Class A *             722                        8,195
Fox Entertainment Group, Inc., Class A *              2,905                       83,606
General Motors Corp., Class H *                       9,183                      117,634
Gray Television, Inc., Class A * (a)                    234                        2,878
Gray Television, Inc., Common *                         175                        2,170
Hearst Argyle Television, Inc.                          735                       19,036
Hispanic Broadcasting Corp. *                           940                       23,923
Liberty Media Corp., Series A                        20,555                      237,616
Mediacom Communications Corp., Class A *                915                        9,031
New Frontier Media, Inc. *                              100                          160
On Command Corp. * (a)                                1,832                        1,795
Paxson Communications Corp. *                           530                        3,175
Radio One, Inc., Class A *                              936                       16,717
Radio Unica Corp. *                                   1,986                        1,688
Regent Communications, Inc. *                           401                        2,366
Saga Communications, Inc., Class A *                    206                        4,007
Salem Communications Corp., Class A *                   149                        2,982
Sinclair Broadcast Group, Inc., Class A * (a)           362                        4,203
Sirius Satellite Radio, Inc. * (a)                    7,592                       12,830
Spanish Broadcasting Systems, Inc., Class A *           323                        2,632
UnitedGlobalCom, Inc., Class A * (a)                    945                        4,886
Univision Communications, Inc., Class A * (a)         1,889                       57,426
Viacom, Inc., Class B *                              14,642                      639,270
Westwood One, Inc. *                                    895                       30,367
XM Satellite Radio Holdings, Inc., Class A * (a)        921                       10,177
Young Broadcasting, Inc., Class A * (a)                 159                        3,360
                                                                            ------------
                                                                               1,656,359
BUILDING MATERIALS & CONSTRUCTION - 0.20%
American Standard Companies, Inc. *                     597                       44,136
Apogee Enterprises, Inc. *                              372                        3,356
Armstrong Holdings, Inc. * (a)                          100                          198
Dycom Industries, Inc. *                                497                        8,101
ElkCorp *                                               181                        4,073
Griffon Corp. *                                         350                        5,600
Haemonetics Corp.                                       214                        4,002
Hughes Supply, Inc. *                                   189                        6,558
Insituform Technologies, Inc., Class A * (a)            225                        3,978
Lennox International, Inc. * (a)                        474                        6,100
LSI Industries, Inc. *                                  157                        1,743
Masco Corp. *                                         4,064                       96,927
NCI Building Systems, Inc.                              202                        3,373
Owens-Corning Corp. * (a)                               200                          168
RPM International, Inc. *                               872                       11,990
Standard-Pacific Corp. *                                267                        8,854
Trex Company, Inc. * (a)                                125                        4,906
WCI Commmunities, Inc. *                                458                        8,807
                                                                            ------------
                                                                                 222,870

BUSINESS SERVICES - 2.17%
ABM Industries, Inc. * (a)                              385                        5,929
Activcard Corp. *                                       486                        4,568
Acxiom Corp. *                                          821                       12,389
Administaff, Inc. * (a)                                 223                        2,297
Advanced Marketing Services, Inc. * (a)                 320                        4,160
ADVO, Inc. *                                            165                        7,326
Affiliated Computer Services, Inc., Class A,          1,090                       49,846
Alliance Data Systems Corp. *                           107                        2,504
Amerco * (a)                                            339                        2,414
American Management Systems, Inc. *                     483                        6,897
AMR Corp. * (a)                                       1,387                       15,257
Aramark Corp., Class B                                  719                       16,120
Arbitron, Inc. *                                        241                        8,604
Automatic Data Processing, Inc. *                     4,975                      168,453
Banta Corp. *                                           205                        6,636
BearingPoint, Inc. *                                  1,695                       16,357
Black Box Corp. (a)                                     159                        5,756
Bowne & Company, Inc. *                                 302                        3,935
Braun Consulting, Inc. * (a)                            100                          170
Bright Horizons Family Solutions, Inc. *                100                        3,356

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
BUSINESS SERVICES - CONTINUED
Brinks Company *                                        492                 $      7,168
Cadence Design Systems, Inc. *                        2,259                       27,244
Catalina Marketing Corp. *                              425                        7,501
Cendant Corp. *                                       8,554                      156,709
Central Parking Corp. * (a)                             374                        4,623
Ceridian Corp. *                                      1,290                       21,891
Certegy, Inc. *                                         599                       16,622
ChoicePoint, Inc. *                                     725                       25,027
Clark, Inc. *                                           205                        2,450
Coinstar, Inc. *                                        189                        3,565
Comdisco Holding Company, Inc. *                        829                          261
Compucom Systems, Inc. *                                505                        2,283
Compucredit Corp. * (a)                                 402                        4,884
Computer Sciences Corp. *                             1,545                       58,895
Computer Task Group, Inc. *                             956                        2,715
Concord EFS, Inc. *                                   4,213                       62,015
Convergys Corp. *                                     1,466                       23,456
Corporate Executive Board Company *                     345                       14,083
Costar Group, Inc. * (a)                                174                        5,196
CSG Systems International, Inc. *                       558                        7,885
Deluxe Corp. *                                          449                       20,115
DiamondCluster International, Inc., Class A *           649                        2,408
Digimarc Corp. * (a)                                    160                        2,512
Dun & Bradstreet Corp. *                                642                       26,386
eFunds Corp. *                                          385                        4,439
Electro Rent Corp. *                                    262                        2,824
Electronic Data Systems Corp. *                       3,940                       84,513
EMC Corp. *                                          18,309                      191,695
Ennis Business Forms, Inc. *                            188                        2,735
Entrust Technologies, Inc. *                          1,116                        3,281
Equifax, Inc. *                                       1,198                       31,148
Euronet Worldwide, Inc. *                               238                        2,573
FactSet Research Systems, Inc. *  (a)                   273                       12,026
Fidelity National Infomation Solutions, Inc. *          345                        8,998
First Data Corp. *                                    6,249                      258,959
Fiserv, Inc. *                                        1,577                       56,157
Fluor Corp. *                                           685                       23,043
Forrester Research, Inc. *                              214                        3,501
Franklin Covey Company *                                100                          175
FTI Consulting, Inc. * (a)                              342                        8,540
Gartner Group, Inc., Class B *                          679                        5,092
Gevity HR, Inc. *                                       204                        2,411
Global Payments, Inc. *                                 300                       10,650
GSI Commerce, Inc. *                                    414                        2,766
Harte-Hanks, Inc. *                                     746                       14,174
Heidrick & Struggles International, Inc. * (a)          228                        2,877
Hewitt Associates, Inc. * (a)                           218                        5,134
Hollywood Media Corp. (a)                             1,662                        2,161
Hudson Highland Group, Inc. * (a)                       150                        2,851
Information Holdings, Inc. *                            194                        3,540
Information Resources, Inc. * (a)                       716                        2,828
Insight Enterprises, Inc. *                             461                        4,638
Intelidata Technologies Corp. * (a)                     894                        2,736
Intelligroup, Inc. *                                  1,414                        1,725
Iron Mountain, Inc. *                                   724                       26,853
Jacobs Engineering Group, Inc. *                        431                       18,167
John H. Harland Company                                 241                        6,305
Kelly Services, Inc., Class A                           272                        6,378
Korn/Ferry International * (a)                          337                        2,730
Kroll, Inc. (a)                                         313                        8,470
Labor Ready, Inc.                                       376                        2,696
Legato Systems, Inc. * (a)                            1,176                        9,867
Lightbridge, Inc. *                                     392                        3,434
Manpower, Inc. *                                        605                       22,439
MAXIMUS, Inc. * (a)                                     176                        4,863
McGrath Rentcorp * (a)                                  100                        2,674
Memberworks, Inc. * (a)                                 114                        2,252
Moore Wallace, Inc.                                     124                        1,820
MPS Group, Inc. *                                     1,053                        7,245
Multi Color Corp. *                                     101                        2,232
National Processing, Inc. * (a)                         417                        6,705
Navigant Consulting Company *                           358                        4,242
NCR Corp. *                                             848                       21,726
New England Business Service, Inc. *                    100                        3,000
Niku Corp. * (a)                                        388                        1,765
On Assignment, Inc. (a)                                 442                        1,768
Paxar Corp.                                             363                        3,993
Paychex, Inc. *                                       3,119                       91,418
PDI, Inc. *                                             100                        1,016
PerkinElmer, Inc. *                                   1,130                       15,605
Pitney Bowes, Inc. *                                  1,965                       75,476
Pre-Paid Legal Services, Inc. (a)                       173                        4,244
PRG-Schultz International, Inc. * (a)                   689                        4,065
Protection One, Inc. *                                1,622                        1,590
Quest Software, Inc. * (a)                              890                       10,591
R.H. Donnelley Corp. * (a)                              251                        9,154
R.R. Donnelley & Sons Company *                         959                       25,068
Resource America, Inc. *                                304                        3,146
Resources Connection, Inc. *                            197                        4,700
Reynolds & Reynolds Company, Class A *                  598                       17,079
Right Management Consultants, Inc. *                    190                        2,404
Robert Half International, Inc. *                     1,462                       27,690
Rollins, Inc. *                                         365                        6,880
Roto Rooter, Inc. *                                      74                        2,826
Sapient Corp. *                                       1,368                        3,789
Scansource, Inc. * (a)                                  109                        2,916
Sciquest, Inc. *                                         13                           50
Seachange International, Inc. * (a)                     315                        3,005
Service Master Company *                              2,508                       26,836
Sonicwall, Inc. * (a)                                   761                        3,653
Sothebys Holdings, Inc., Class A *                      520                        3,869
SOURCECORP, Inc. *                                      137                        2,959
Spherion Corp. *                                        566                        3,934
SRA International, Inc., Class A *                      103                        3,296
StarTek, Inc. *                                         123                        3,235
SunGuard Data Systems, Inc. *                         2,335                       60,500
Superior Consultant, Inc. *                             725                        2,175
Surmodics, Inc. * (a)                                   145                        4,422
Sykes Enterprises, Inc. *                               522                        2,553
Systems & Computer Technology Corp. *                   391                        3,519
TALX Corp. * (a)                                        125                        2,824
Teletech Holdings, Inc. *                               788                        3,333
The BISYS Group, Inc. *                               1,057                       19,417
The Titan Corp. *                                       623                        6,411
Total Systems Services, Inc. * (a)                    1,705                       38,021
Track Data Corp. *                                      300                          261
Unisys Corp. *                                        2,757                       33,856
URS Corp. * (a)                                         262                        5,099
Valassis Communications, Inc. *                         452                       11,625
Vastera, Inc. * (a)                                     385                        2,298
Viad Corp. *                                            717                       16,054
Virco Manufacturing Company * (a)                       331                        2,105
Volt Information Sciences, Inc. *                       197                        2,689
Wackenhut Corrections Corp. *                           258                        3,537
Waste Industries USA *                                  332                        2,364
Watson Wyatt & Company Holdings, Class A *              257                        5,957
West Corp. *                                            589                       15,697
Whitman Education Group, Inc. * (a)                     212                        3,254

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
BUSINESS SERVICES - CONTINUED
Wind River Systems, Inc. *                              990                 $      3,772
Wireless Facilities, Inc. *                             506                        6,021
Workflow Management, Inc. *                             100                          345
                                                                            ------------
                                                                               2,407,804

CABLE AND TELEVISION - 1.26%
AOL Time Warner, Inc. *                              37,162                      597,937
Cablevision Systems New York Group, Class
  A * (a)                                             1,858                       38,572
Charter Communications, Inc., Class A * (a)           2,605                       10,342
Comcast Corp., Class A *                             19,190                      579,154
Cox Communications, Inc., Class A *                   4,916                      156,820
Insight Communications Company, Inc.,
 Class A * (a)                                          446                        5,878
Lin TV Corp. *                                          205                        4,828
McLeodUSA, Inc. * (a)                                 1,604                        2,422
Pegasus Communications Corp. * (a)                       38                        1,124
TiVo, Inc. *                                            482                        5,953
                                                                            ------------
                                                                               1,403,030

CELLULAR COMMUNICATIONS - 0.40%
AirGate PCS, Inc. * (a)                                 122                          146
Alamosa Holdings, Inc. * (a)                            857                        1,320
AT&T Wireless Services, Inc. *                       22,509                      184,799
Boston Communications Group, Inc. * (a)                 153                        2,621
Leap Wireless International, Inc. *                     294                           15
Nextel Communications, Inc., Class A *                8,531                      154,240
Nextel Partners, Inc., Class A * (a)                  1,373                       10,023
RF Micro Devices, Inc. * (a)                          1,466                        8,825
Spectrasite, Inc. * (a)                                   4                          102
Sprint Corp. (PCS Group) * (a)                        8,287                       47,650
Telephone & Data Systems, Inc. *                        483                       24,005
UbiquiTel, Inc. * (a)                                   849                        1,274
Western Wireless Corp., Class A * (a)                   641                        7,391
Wiltel Communications Group *                           442                        6,515
                                                                            ------------
                                                                                 448,926

CHEMICALS - 1.13%
A. Schulman, Inc. *                                     302                        4,850
Aceto Corp.                                             121                        2,232
Air Products & Chemicals, Inc. *                      1,864                       77,542
Airgas, Inc.                                            574                        9,615
Albany Molecular Research, Inc. *                       312                        4,711
Albemarle Corp.                                         336                        9,398
AmCol International Corp. *                             303                        2,333
American Vanguard Corp. *                               105                        1,932
Arch Chemicals, Inc. *                                  184                        3,514
Ashland, Inc. *                                         515                       15,800
Cabot Corp. *                                           547                       15,699
Cabot Microelectronics Corp. * (a)                      198                        9,993
Calgon Carbon Corp. *                                   608                        3,496
Cambrex Corp. *                                         212                        4,880
Crompton Corp. *                                      1,047                        7,381
Cytec Industries, Inc. *                                307                       10,377
Dow Chemical Company *                                7,565                      234,212
E.I. Du Pont De Nemours & Company *                   8,275                      344,571
Eastman Chemical Company *                              646                       20,459
Engelhard Corp. *                                       998                       24,720
Ethyl Corp. *                                           226                        2,222
Ferro Corp. *                                           318                        7,165
FMC Corp. *                                             359                        8,124
Georgia Gulf Corp. *                                    262                        5,188
Great Lakes Chemical Corp. *                            463                        9,445
H.B. Fuller Company *                                   279                        6,144
Hawkins, Inc. *                                         394                        3,948
Hercules, Inc.                                        1,047                       10,365
IMC Global, Inc. *                                    1,162                        7,797
Lubrizol Corp.                                          403                       12,489
Lyondell Chemical Company *                           1,382                       18,698
MacDermid, Inc. *                                       263                        6,917
Material Sciences Corp.                                 343                        3,327
Millennium Chemicals, Inc. *                            654                        6,220
Minerals Technologies, Inc.                             155                        7,542
Mississippi Chemical Corp. *                            230                           14
Nl Industries, Inc.                                     406                        6,902
Olin Corp. * (a)                                        491                        8,396
OM Group, Inc. (a)                                      314                        4,625
Omnova Solutions, Inc. *                                712                        2,876
Penford Corp. * (a)                                     229                        2,558
Polyone Corp. *                                         970                        4,317
PPG Industries, Inc. *                                1,381                       70,072
Praxair, Inc. *                                       1,325                       79,632
Quaker Chemical Corp. *                                 100                        2,505
Rohm & Haas Company *                                 1,807                       56,071
Sigma-Aldrich Corp. *                                   595                       32,237
Solutia, Inc. *                                         828                        1,805
Stepan Chemical Company *                                80                        1,808
Techne Corp. * (a)                                      334                       10,134
The Scotts Company, Class A * (a)                       246                       12,177
Valence Technology, Inc. * (a)                          714                        2,135
Valhi, Inc. * (a)                                       959                        9,226
Valspar Corp. *                                         398                       16,804
W. R. Grace & Company *                                 633                        2,792
WD-40 Company *                                         163                        4,654
Zoltek Companies, Inc. * (a)                            795                        2,266
                                                                            ------------
                                                                               1,257,312

COAL - 0.03%
Arch Coal, Inc. *                                       468                       10,755
Massey Energy Corp. *                                   736                        9,678
Peabody Energy Corp. *                                  435                       14,612
                                                                            ------------
                                                                                  35,045

COLLEGES & UNIVERSITIES - 0.05%
Career Education Corp. *                                396                       27,094
Corinthian Colleges, Inc. *                             350                       17,000
ITT Educational Services, Inc. *                        361                       10,559
                                                                            ------------
                                                                                  54,653

COMMERCIAL SERVICES - 0.00%
Idine Rewards Network, Inc. * (a)                       210                        2,885
                                                                            ------------

COMPUTERS & BUSINESS EQUIPMENT - 3.88%
3Com Corp. *                                          3,262                       15,266
Advanced Digital Information Corp. *                    546                        5,455
Allen Telecom, Inc. * (a)                               289                        4,774
Anteon International Corp. *                            269                        7,508
Apple Computer, Inc.                                  2,985                       57,073
Applied Films Corp. * (a)                                96                        2,484
Avanex Corp. * (a)                                      747                        2,988
Avici Systems, Inc. *                                   388                        2,367
Avocent Corp.                                           366                       10,954
Benchmark Electronics, Inc. *                           196                        6,029
Brooks Automation, Inc. * (a)                           397                        4,502
CACI International, Inc., Class A *                     238                        8,163
CDW Corp. *                                             717                       32,839
Cisco Systems, Inc. *                                59,155                      981,381
Cognizant Technology Solutions Corp.,
 Class A * (a)                                          503                       12,253
Communication Intelligence Corp. *                      300                          111
Computer Network Technology Corp. * (a)                 400                        3,240
Concurrent Computer Corp. *                             642                        1,875
Cray, Inc. * (a)                                        542                        4,282
Crossroads Systems, Inc. * (a)                        1,262                        2,131

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Datastream Systems, Inc. *                              285                 $      3,018
Dell Computer Corp. *                                21,458                      685,798
Diebold, Inc. *                                         581                       25,128
Dot Hill Systems Corp. * (a)                            290                        3,799
Drexler Technology Corp. * (a)                          112                        1,736
DST Systems, Inc. *                                     995                       37,810
Echelon Corp. * (a)                                     343                        4,723
eLoyalty Corp. *                                        567                        2,211
Enterasys Networks, Inc. *                            1,976                        5,987
Extreme Networks, Inc. *                              1,160                        6,148
Fair Issac Corp. * (a)                                  424                       21,815
Falconstor Software, Inc. * (a)                         517                        3,459
FileNET Corp. *                                         289                        5,214
FSI International, Inc. * (a)                           703                        2,742
Gateway, Inc. * (a)                                   3,123                       11,399
Gerber Scientific, Inc. *                               171                        1,139
GTECH Holdings Corp. *                                  479                       18,034
Handspring, Inc. (a)                                  2,023                        2,286
Helix Technology Corp. *                                252                        3,334
Henry, Jack & Associates, Inc. *                        824                       14,659
Hewlett-Packard Company *                            25,402                      541,063
Hypercom Corp. *                                        527                        2,187
Infocus Corp. *                                         488                        2,303
Ingram Micro, Inc., Class A *                         1,237                       13,607
Intergraph Corp. *                                      367                        7,890
Interland, Inc. * (a)                                 2,072                        2,031
International Business Machines Corp. *              14,060                    1,159,950
Iomega Corp.                                            450                        4,770
Ixia *                                                  509                        3,273
Kronos, Inc. *                                          166                        8,434
Lexmark International Group, Inc., Class A *          1,044                       73,884
Maxtor Corp. *                                        2,235                       16,785
Mechanical Technology, Inc. *                           728                        2,257
Micros Systems, Inc. *                                  142                        4,683
Microtune, Inc. * (a)                                   317                        1,014
Mindspeed Technologies, Inc. *                          814                        2,198
MTS Systems Corp. *                                     169                        2,491
National Instruments Corp.                              421                       15,905
Network Appliance, Inc. *                             2,823                       45,761
New Horizons Worldwide, Inc. *                          578                        2,474
Oplink Communications, Inc. *                         1,868                        3,493
Palm, Inc. * (a)                                        354                        5,760
PEC Solutions, Inc. * (a)                               256                        4,122
Perot Systems Corp., Class A *                          919                       10,440
Pinnacle Systems, Inc. * (a)                            631                        6,752
Plexus Corp. *                                          364                        4,197
Quantum Corp. *                                       1,428                        5,783
Radiant Systems, Inc. *                                 376                        2,534
RadiSys Corp. *                                         193                        2,548
Read Rite Corp. * (a)                                   136                            9
Redback Networks, Inc. (a)                            2,352                        2,117
Riverstone Networks, Inc. *                           1,696                        2,001
Robotic Vision Systems, Inc. *                          218                           81
Sandisk Corp. * (a)                                     603                       24,331
Seagate Technology, Inc. *                              698                       12,320
Silicon Storage Technology, Inc. *                      936                        3,922
Socket Communications, Inc. * (a)                       179                          279
Standard Microsystems Corp. *                           232                        3,519
Storage Technology Corp. *                              937                       24,118
Sun Microsystems, Inc. *                             26,596                      122,342
Sybase, Inc. *                                          889                       12,366
Synaptics, Inc. * (a)                                   229                        3,082
Tech Data Corp. *                                       471                       12,580
Tellium, Inc. *                                       2,202                        2,048
Transmeta Corp. *                                     1,828                        2,925
Universal Access Global Holdings, Inc. *                430                          181
Universal Display Corp. * (a)                           288                        2,569
VA Software Corp. * (a)                               1,485                        3,208
Virage Logic Corp. * (a)                                345                        2,498
Visual Networks, Inc. * (a)                           1,589                        2,177
Wave Systems Corp. * (a)                              1,864                        1,640
Western Digital Corp. *                               1,743                       17,953
WJ Communication, Inc. *                              1,973                        2,012
Xerox Corp. *                                         6,124                       64,853
Xybernaut Corp. *                                       224                          132
                                                                            ------------
                                                                               4,309,966

CONSTRUCTION MATERIALS - 0.17%
Ameron International Corp. *                             68                        2,364
Applied Industrial Technologies, Inc. *                 187                        3,946
Centex Construction Products, Inc. *                    153                        6,134
Clarcor, Inc. *                                         207                        7,980
Columbus McKinnon Corp. *                               100                          232
Comfort Systems USA, Inc. * (a)                         869                        2,285
EMCOR Group, Inc. *                                     127                        6,269
Florida Rock Industries, Inc. *                         228                        9,412
Forest City Enterprises, Inc. *                         429                       17,782
Granite Construction, Inc. *                            329                        6,304
JLG Industries, Inc. (a)                                465                        3,162
Lafarge Corp. *                                         539                       16,655
Martin Marietta Materials, Inc. *                       373                       12,536
Regal Beloit Corp.                                      198                        3,782
Shaw Group, Inc. * (a)                                  309                        3,723
Sherwin-Williams Company *                            1,254                       33,707
Simpson Manufacturing, Inc. *                           223                        8,162
Standex International Corp. *                           102                        2,142
Trinity Industries, Inc. * (a)                          454                        8,404
USG Corp. *                                             367                        6,973
Vulcan Materials Company * (a)                          854                       31,658
                                                                            ------------
                                                                                 193,612

CONSTRUCTION & MINING EQUIPMENT - 0.21%
Buckeye Partners, LP *                                  249                        9,776
Carbo Ceramics, Inc. * (a)                              150                        5,580
Caterpillar, Inc. *                                   2,845                      158,353
CDI Corp. * (a)                                         164                        4,257
Dril-Quip, Inc. *                                       204                        3,713
Kaman Corp., Class A * (a)                              266                        3,110
NATCO Group, Inc. * (a)                                 339                        2,315
National Oilwell, Inc.                                  706                       15,532
Parker Drilling Company *                             1,341                        3,902
Rowan Companies, Inc. *                                 799                       17,898
RPC, Inc. *                                             238                        2,618
Torch Offshore, Inc. *                                  356                        2,417
Williams Industies, Inc. *                              175                          642
                                                                            ------------
                                                                                 230,113

CONTAINERS & GLASS - 0.19%
Ball Corp.                                              488                       22,209
Bemis Company, Inc. *                                   407                       19,048
Earthshell Corp. *                                      511                          210
Greif Brothers Corp., Class A *                         245                        5,635
Interpool, Inc. *                                       217                        3,563
Jarden Corp. * (a)                                      119                        3,293
Longview Fibre Company *                                654                        5,363
Mobile Mini, Inc. * (a)                                 122                        1,992
Owens-Illinois, Inc. *                                1,230                       16,937
Packaging Corp. of America *                            777                       14,320
Pactiv Corp. *                                        1,369                       26,983
Sealed Air Corp. *                                      709                       33,791

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
CONTAINERS & GLASS - CONTINUED
Silgan Holdings, Inc. *                                 165                 $      5,161
Smurfit-Stone Container Corp. *                       2,058                       26,816
Sonoco Products Company *                               754                       18,111
West Pharmaceutical Services, Inc. *                    173                        4,238
                                                                            ------------
                                                                                 207,670

COSMETICS & TOILETRIES - 1.76%
Alberto Culver Company, Class B * (a)                   462                       23,608
AptarGroup, Inc.                                        286                       10,279
Avon Products, Inc. *                                 1,956                      121,663
Chattem, Inc. * (a)                                     180                        3,384
Colgate-Palmolive Company *                           4,489                      260,138
Del Labs, Inc. * (a)                                     99                        2,327
Elizabeth Arden, Inc. *                                 184                        2,423
Estee Lauder Companies, Inc., Class A                 1,035                       34,704
Helen Troy, Ltd. *                                      233                        3,532
International Flavors & Fragrances, Inc. *              750                       23,948
Kimberly-Clark Corp. *                                4,285                      223,420
Natures Sunshine Products, Inc. *                       431                        3,452
Nu Skin Enterprises, Inc., Class A *                    358                        3,741
Playtex Products, Inc. *                                544                        3,493
Revlon, Inc. * (a)                                      248                           17
The Gillette Company *                                8,706                      277,373
The Procter & Gamble Company *                       10,769                      960,379
                                                                            ------------
                                                                               1,957,881

CRUDE PETROLEUM & NATURAL GAS - 0.60%
Apache Corp.                                          1,306                       84,968
Burlington Resources, Inc. *                          1,646                       88,999
Cabot Oil & Gas Corp., Class A *                        266                        7,344
Cascade Natural Gas Corp. *                             186                        3,553
Chesapeake Energy Corp. *                             1,879                       18,978
Cimarex Energy Company *                                335                        7,956
Devon Energy Corp. *                                  1,888                      100,819
EOG Resources, Inc. *                                   956                       39,999
Harvest Natural Resources, Inc. *                       344                        2,191
Helmerich & Payne, Inc. *                               368                       10,746
Hydril Company *                                        191                        5,205
Newfield Exploration Company                            456                       17,123
Nuevo Energy Company (a)                                223                        3,891
Occidental Petroleum Corp. *                          3,093                      103,770
Patina Oil & Gas Corp. *                                291                        9,356
Patterson-UTI Energy, Inc. *                            696                       22,550
Pioneer Natural Resources Company                       995                       25,969
Quicksilver Resources, Inc. *                           179                        4,287
Sunoco, Inc. *                                          594                       22,418
TEPPCO Partners, LP * (a)                               435                       15,921
Unit Corp. *                                            347                        7,256
Valero Energy Corp. *                                   945                       34,332
XTO Energy, Inc. *                                    1,462                       29,401
                                                                            ------------
                                                                                 667,032

DOMESTIC OIL - 0.52%
Amerada Hess Corp. *                                    730                       35,901
Anadarko Petroleum Corp. *                            2,030                       90,274
Berry Petroleum Company, Class A *                      201                        3,608
Carbon Energy Corp. *                                   277                        4,141
Comstock Resources, Inc. *                              259                        3,543
Denbury Resources, Inc. *                               449                        6,030
Dorchester Minerals LP *                                241                        4,234
Encore Aquisition Company *                             351                        6,722
Energy Partners, Ltd. *                                 377                        4,354
EnergySouth, Inc. *                                     100                        3,280
Enterprise Products Partners LP *                     1,316                       29,649
Evergreen Resources, Inc. *                             154                        8,364
Forest Oil Corp. *                                      371                        9,320
Frontier Oil Corp. * (a)                                215                        3,268
Giant Industries, Inc. *                                422                        2,515
Holly Corp. *                                           141                        3,892
Houston Exploration Company *                           256                        8,883
Kerr-McGee Corp. *                                      812                       36,378
Magnum Hunter Resources, Inc. *                         760                        6,072
Marathon Oil Corp. *                                  2,570                       67,720
Maverick Tube Corp.                                     338                        6,473
McMoran Exploration Company * (a)                       234                        2,607
Murphy Oil Corp. *                                      759                       39,923
Noble Energy, Inc.                                      496                       18,749
Oil States International, Inc. *                        516                        6,244
Petrocorp, Inc. *                                       329                        3,668
Plains Exploration & Production Company *               417                        4,508
Plains Resources, Inc. *                                240                        3,396
Pogo Producing Company                                  489                       20,905
Prima Energy Corp. * (a)                                121                        2,526
Range Resources Corp. *                                 459                        2,878
Remington Oil Gas Corp. *                               200                        3,676
Seven Seas Petroleum, Inc. *                            274                            4
Spinnaker Exploration Company * (a)                     335                        8,777
St. Mary Land & Exploration Company * (a)               252                        6,880
Stone Energy Corp. *                                    211                        8,845
Sunoco Logistics Partners L P * (a)                     108                        3,216
Swift Energy Company *                                  304                        3,344
Tom Brown, Inc. *                                       314                        8,726
Unocal Corp. *                                        2,093                       60,048
Vintage Petroleum, Inc. *                               566                        6,384
Westport Resources Corp. *                              528                       12,012
Williams Clayton Energy, Inc. *                         204                        3,766
Wiser Oil Co. *                                         489                        2,817
World Fuel Services Corp. * (a)                         140                        3,443
                                                                            ------------
                                                                                 581,963

DRUGS & HEALTH CARE - 0.76%
1800 Contacts (a)                                       119                        2,913
Aclara Biosciences, Inc. *                              426                        1,802
Advanced Tissue Sciences, Inc. *                        321                           43
Aksys, Ltd. * (a)                                       277                        3,587
Alaris Medical Inc. *                                   535                        6,928
Alliance Imaging, Inc. * (a)                            612                        2,693
ALPHARMA, Inc., Class A                                 418                        9,029
Amsurg Corp. * (a)                                      180                        5,490
Andrx Corp. *                                           665                       13,233
Antigenics, Inc. (a)                                    445                        5,126
Aradigm Corp. * (a)                                   1,034                        1,861
Arqule, Inc. * (a)                                      246                        1,033
Arrow International, Inc. *                             182                        8,035
Atherogenics, Inc. (a)                                  434                        6,480
Atrix Labatories, Inc. * (a)                            170                        3,738
Axonyx, Inc. * (a)                                      737                        1,784
Beverly Enterprises, Inc. *                           1,234                        4,319
Biomarin Pharmaceutical, Inc. *                         665                        6,490
Cardinal Health, Inc. *                               3,759                      241,704
Cell Genesys, Inc. * (a)                                376                        3,249
Chromavision Medical Systems, Inc. *                  1,355                        2,141
Closure Medical Corp. *                                  95                        1,794
CNS, Inc. *                                             262                        2,227
Cobalt Corp. *                                          371                        7,624
Columbia Laboratories, Inc. * (a)                       521                        5,861
Conmed Corp. *                                          252                        4,602
Corixa Corp. * (a)                                      442                        3,417

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
DRUGS & HEALTH CARE - CONTINUED
Cryolife, Inc. * (a)                                    150                 $      1,553
Curagen Corp. * (a)                                     618                        3,430
Curis, Inc. * (a)                                       869                        3,172
CV Therapeutics, Inc. * (a)                             215                        6,377
Cyberonics, Inc. * (a)                                  190                        4,087
Cygnus, Inc. *                                          100                           61
Dade Behring Holdings, Inc. *                           329                        7,630
Datascope Corp. (a)                                     124                        3,682
Daxor Corp. *                                           223                        3,479
Diametrics Medical, Inc. * (a)                        1,704                        1,977
Diversa Corp. * (a)                                     334                        3,283
Drugstore.com, Inc. *                                   632                        3,691
Duane Reade, Inc. * (a)                                 225                        3,319
Durect Corp. * (a)                                      435                        1,048
Edwards Lifesciences Corp. *                            520                       16,713
Embrex, Inc. * (a)                                      100                        1,020
Emisphere Technologies, Inc. (a)                        626                        2,254
Endo Pharmaceutical Holdings, Inc. *                  1,098                       18,578
Endocare, Inc. * (a)                                    100                          410
Enzo Biochem, Inc. * (a)                                320                        6,892
Enzon Pharmaceuticals, Inc. * (a)                       346                        4,332
Eon Labs, Inc. * (a)                                    411                       14,447
Gene Logic, Inc. * (a)                                  382                        2,281
Genencor International, Inc. * (a)                      494                        8,136
Genesis Health Ventures, Inc. *                         401                        7,078
Genta, Inc. * (a)                                       762                       10,150
Gentiva Health Services, Inc. *                         251                        2,259
GTC Biotherapeutics, Inc. * (a)                         601                        2,061
Hemispherx Biopharma, Inc. * (a)                        841                        1,640
Hillenbrand Industries, Inc. *                          494                       24,922
Humana, Inc.                                          1,444                       21,804
I-STAT Corp. (a)                                        352                        3,164
IDX Systems Corp.  (a)                                  229                        3,554
IGEN International, Inc. (a)                            195                        6,123
ILEX Oncology, Inc.                                     266                        5,163
Illumina, Inc. * (a)                                    401                        1,263
ImClone Systems, Inc. * (a)                             643                       20,332
Immucor Corp. * (a)                                     105                        2,288
Immunomedics, Inc. * (a)                                358                        2,259
Impax Laboratories, Inc. * (a)                          384                        4,604
Inspire Phamaceutical, Inc. *                           259                        2,797
Intuitive Surgical, Inc. * (a)                          372                        2,820
Invacare Corp.                                          290                        9,570
K-V Pharmaceutical Company, Class A                     306                        8,507
Kos Pharmaceuticals, Inc. (a)                           185                        4,342
Kyphon, Inc. * (a)                                      458                        6,925
LabOne, Inc. *                                          193                        4,161
Landauer, Inc. *                                        100                        4,183
Magellan Health Services, Inc. *                        366                           16
Maxygen, Inc. *                                         430                        4,717
Mentor Corp. *                                          392                        7,597
Molecular Devices Corp. *                               217                        3,452
Nanogen, Inc. * (a)                                     591                        1,738
NaPro BioTherapeutics, Inc. (a)                         587                          886
NBTY, Inc.                                              552                       11,625
NDCHealth Corp. * (a)                                   350                        6,422
Nektar Therapeutics (a)                                 611                        5,640
NeoPharm, Inc. (a)                                      160                        2,214
Northfield Laboratories, Inc. * (a)                     411                        3,165
Novoste Corp. * (a)                                     166                          996
Ocular Sciences, Inc. *                                 213                        4,228
Onyx Pharmaceuticals, Inc. * (a)                        213                        2,626
Orasure Technologies, Inc. * (a)                        438                        3,267
Orthodontic Centers America, Inc. * (a)                 593                        4,750
Osteotech, Inc. * (a)                                   159                        2,161
Pacificare Health Systems, Inc. * (a)                   315                       15,539
Parexel International Corp. *                           231                        3,222
Penwest Pharmaceuticals Company * (a)                   138                        3,363
Peregrine Pharmaceuticals, Inc. * (a)                 1,681                        2,505
Perrigo Company *                                       578                        9,040
Pharmacopeia, Inc. *                                    273                        2,252
PracticeWorks, Inc. * (a)                               120                        2,316
Praecis Pharmaceuticals, Inc. * (a)                     726                        3,557
Prime Hospitality Corp. *                               446                        2,993
Quintiles Transnational Corp. *                       1,044                       14,814
Renal Care Group, Inc. *                                396                       13,943
Savient Pharmaceuticals, Inc. *                         722                        3,350
SciClone Pharmaceuticals, Inc. * (a)                    421                        3,604
Sola International, Inc. *                              213                        3,706
Sunrise Senior Living, Inc. * (a)                       185                        4,140
Sybron Dental Specialties, Inc. *                       356                        8,402
Targeted Genetics Corp. * (a)                         1,883                        3,427
Twinlab Corp. *                                         188                           43
United Surgical Partners International, Inc. * (a)      290                        6,551
US Oncology, Inc. * (a)                                 746                        5,513
Vasomedical, Inc. *                                   1,642                        2,039
Vaxgen, Inc. * (a)                                      517                        2,678
Ventana Medical Systems, Inc. *                         168                        4,566
Vital Signs, Inc. * (a)                                 100                        2,596
Vivus, Inc. * (a)                                       571                        2,935
Zevex International, Inc. *                             744                        2,381
Zonagen, Inc. * (a)                                   1,272                        2,086
Zymogenetics, Inc. * (a)                                489                        5,692
                                                                            ------------
                                                                                 843,777

EDUCATIONAL SERVICES - 0.14%
Apollo Group, Inc., Class A *                         1,440                       88,934
DeVry, Inc.                                             627                       14,603
Edison Schools, Inc., Class A * (a)                   1,484                        2,226
Education Management Corp. *                            317                       16,858
Leapfrog Enterprises, Inc., Class A * (a)               201                        6,394
Learning Tree International, Inc. * (a)                 211                        3,298
Renaissance Learning, Inc. * (a)                        258                        5,650
Strayer Education, Inc. *                               100                        7,945
Sylvan Learning Systems, Inc. *                         408                        9,319
                                                                            ------------
                                                                                 155,227

ELECTRICAL EQUIPMENT - 2.66%
A.O. Smith Corp. *                                      238                        6,700
Aaon, Inc. *                                            141                        2,611
Active Power, Inc. * (a)                              1,218                        2,046
American Power Conversion Corp. *                     1,682                       26,222
AMETEK, Inc. *                                          270                        9,895
Anaren, Inc. * (a)                                      315                        2,952
Anixter International, Inc. *                           299                        7,006
Artesyn Technologies, Inc. *                            591                        3,316
Audiovox Corp., Class A (a)                             329                        3,682
AVX Corp. * (a)                                       1,532                       16,837
Baldor Electric Company                                 279                        5,747
Bel Fuse, Inc., Class A *                               131                        2,685
Belden, Inc.                                            236                        3,750
C & D Technologies, Inc. *                              204                        2,929
Cable Design Technologies Corp. *                       490                        3,503
Capstone Turbine Corp. * (a)                          1,750                        1,908
Catalytica Energy Systems, Inc. * (a)                   332                          896
Cohu, Inc. *                                            196                        3,058
Cooper Industries, Ltd., Class A *                      777                       32,090
Dupont Photomasks, Inc. *                               168                        3,163

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
ELECTRICAL EQUIPMENT - CONTINUED
Emerson Electric Company                              3,477                 $    177,675
Encore Wire Corp. *                                     183                        1,739
Energizer Holdings, Inc. *                              750                       23,550
Excel Technology, Inc. * (a)                            107                        2,443
General Electric Company *                           82,756                    2,373,442
Genlyte Group, Inc. *                                   100                        3,497
Hubbell, Inc., Class B *                                487                       16,120
Johnson Controls, Inc.                                  719                       61,546
Littelfuse, Inc. *                                      191                        4,271
Magnetek, Inc. *                                        744                        1,890
Methode Electronics, Inc., Class A                      288                        3,096
Molex, Inc.                                           1,587                       42,833
NCT Group, Inc. *                                     1,000                           39
Penn Engineering & Manufacturing Corp. *                154                        2,102
Plug Power, Inc. * (a)                                  510                        2,382
Powell Industries, Inc. *                               223                        3,265
Power-One, Inc. *                                       651                        4,655
Rayovac Corp. *                                         263                        3,406
SLI, Inc. *                                           2,964                            4
SPS Technologies, Inc. *                                122                        3,299
Symbol Technologies, Inc. *                           1,991                       25,903
Tektronix, Inc. *                                       690                       14,904
Thomas Industries, Inc. * (a)                           161                        4,355
Twin Disc, Inc. *                                       241                        3,410
Universal Electronics, Inc. *                           266                        3,373
Vicor Corp. *                                           338                        3,245
W.H. Brady Company, Class A *                           192                        6,403
Waters Instruments, Inc. *                              147                          769
Watsco, Inc. *                                          271                        4,488
Wesco International, Inc. *                             541                        3,246
Wilson Greatbatch Technologies, Inc. * (a)              175                        6,317
Woodhead Industries, Inc. *                             222                        2,779
                                                                            ------------
                                                                               2,951,442

ELECTRIC UTILITIES - 1.92%
Allegheny Energy, Inc. * (a)                          1,181                        9,979
ALLETE, Inc.                                            729                       19,355
Alliant Corp. * (a)                                     774                       14,729
Ameren Corp. *                                        1,292                       56,977
American Electric Power, Inc.                         3,214                       95,874
Avista Corp. *                                          374                        5,292
Black Hills Corp.                                       293                        8,995
CenterPoint Energy, Inc. *                            2,612                       21,288
Central Vermont Public Service Corp. *                  200                        3,910
CH Energy Group, Inc. * (a)                             140                        6,300
Cinergy Corp. *                                       1,375                       50,586
Cleco Corp. * (a)                                       503                        8,712
CMS Energy Corp. * (a)                                1,390                       11,259
Connecticut Water Service, Inc. *                        89                        2,274
Consol Energy, Inc. *                                   711                       16,168
Consolidated Edison, Inc. *                           1,741                       75,350
Constellation Energy Group, Inc. *                    1,355                       46,476
Dominion Resources, Inc. *                            2,539                      163,182
DPL, Inc.                                             1,118                       17,821
DQE, Inc. * (a)                                         644                        9,705
DTE Energy Company *                                  1,350                       52,164
Duke Energy Corp. *                                   7,402                      147,670
Edison International *                                2,710                       44,525
El Paso Electric Company *                              433                        5,339
Empire District Electric Company *                      188                        4,089
Entergy Corp. *                                       1,824                       96,271
Exelon Corp. *                                        2,676                      160,052
FirstEnergy Corp. *                                   2,451                       94,241
Florida Public Utilities Company *                      205                        3,352
FPL Group, Inc.                                       1,494                       99,874
Great Plains Energy, Inc. *                             626                       18,079
Green Mountain Power Corp. *                            187                        3,740
Hawaiian Electric Industries, Inc. * (a)                291                       13,342
IDACORP, Inc. * (a)                                     301                        7,901
MGE Energy, Inc. *                                      158                        4,977
Northeast Utilities *                                 1,170                       19,586
NSTAR * (a)                                             413                       18,812
OGE Energy Corp. *                                      615                       13,143
Otter Tail Power Company (a)                            231                        6,232
Pepco Holdings, Inc.                                  1,369                       26,230
PG&E Corp. *                                          3,384                       71,572
Pinnacle West Capital Corp.                             731                       27,376
PNM Resources, Inc. *                                   375                       10,031
PPL Corp. *                                           1,361                       58,523
Public Service Enterprise Group, Inc. *               1,833                       77,444
Puget Energy, Inc. *                                    714                       17,043
Quanta Services, Inc. *                                 559                        3,969
Reliant Resources, Inc. *                             2,589                       15,871
Sierra Pacific Resources * (a)                        1,030                        6,118
TECO Energy, Inc. * (a)                               1,500                       17,985
Texas Genco Holdings, Inc. * (a)                        181                        4,208
The AES Corp. *                                       4,533                       28,785
The Southern Company *                                5,935                      184,935
TXU Corp. *                                           2,640                       59,268
UIL Holding Corp. * (a)                                 142                        5,758
Unisource Energy Corp. *                                300                        5,640
Unitil Corp. * (a)                                       84                        2,024
Westar Energy, Inc. *                                   648                       10,517
Wisconsin Energy Corp. *                                908                       26,332
WPS Resources Corp. *                                   265                       10,653
                                                                            ------------
                                                                               2,127,903

ELECTRONICS - 0.57%
Adaptec, Inc. *,                                      1,057                        8,223
Agilent Technologies, Inc. *                          3,884                       75,932
Amphenol Corp., Class A *                               379                       17,745
Analogic Corp. *                                        108                        5,266
Arrow Electronics, Inc.                                 790                       12,040
Artisan Components, Inc. *                              240                        5,426
Artisoft, Inc. * (a)                                     16                           26
AstroPower, Inc. * (a)                                  258                          849
Avnet, Inc. *                                         1,071                       13,580
Checkpoint Systems, Inc. *                              298                        4,217
Craftmade International, Inc. *                         119                        2,143
CTS Corp. *                                             325                        3,396
Cubic Corp.                                             230                        5,111
Daktronics, Inc. * (a)                                  173                        2,829
DDI Corp. * (a)                                         405                           28
Electro Scientific Industries, Inc. *                   225                        3,411
Electronics For Imaging, Inc. *                         503                       10,206
Engineered Support Systems * (a)                        130                        5,440
FEI Company *                                           349                        6,547
Fisher Scientific International, Inc. *                 431                       15,042
FLIR Systems, Inc. *                                    272                        8,201
Foundry Networks, Inc. *                              1,115                       16,056
Franklin Electric, Inc. *                                91                        5,064
GrafTech International, Ltd. * (a)                      497                        2,709
Harman International Inc. *                             261                       20,656
Hutchinson Technology, Inc. * (a)                       220                        7,236
Identix, Inc. (a)                                       712                        4,521
II-VI, Inc. *                                           126                        2,908
Imation Corp. *                                         270                       10,211
Intermagnetics General Corp. *                          165                        3,274

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                    VALUE
                                                     ------                    -----
ELECTRONICS - CONTINUED
InVision Technologies, Inc. * (a)                       182                 $      4,565
Itron, Inc. * (a)                                       207                        4,463
Jabil Circuit, Inc. *                                 1,662                       36,730
Keithley Instruments, Inc.                              229                        3,309
Kemet Corp.                                             865                        8,736
L-3 Communications Holdings, Inc. * (a)                 791                       34,401
Medis Technologies, Ltd. * (a)                          241                        1,718
Mentor Graphics Corp. *                                 530                        7,674
Mercury Computer Systems, Inc. *                        187                        3,396
Park Electrochemical Corp. *                            153                        3,052
Pemstar, Inc. * (a)                                     467                        1,957
Photon Dynamics, Inc. * (a)                             130                        3,592
Pixelworks, Inc. * (a)                                  424                        2,519
Planar Systems Inc. *                                   128                        2,504
Polycom, Inc. *                                         934                       12,945
Rogers Corp. *                                          126                        4,196
Roper Industries, Inc. *                                247                        9,188
Sanmina-SCI Corp. *                                   4,306                       27,171
Sequa Corp., Class A *                                  114                        3,910
Silicon Graphics, Inc. *                              2,327                        2,653
Solectron Corp. *                                     6,966                       26,053
Somera Communications, Inc. * (a)                     1,305                        1,905
Stoneridge, Inc. *                                      181                        2,425
Sycamore Networks, Inc. *                             2,459                        9,418
Synopsys, Inc. *                                        616                       38,100
Technitrol, Inc. *                                      341                        5,132
Teleflex, Inc. *                                        346                       14,722
Thomas & Betts Corp. *                                  549                        7,933
Trimble Navigation, Ltd. * (a)                          311                        7,131
Varian, Inc. *                                          273                        9,465
Verisity, Ltd. * (a)                                    180                        2,149
Vicon Industries, Inc. *                                256                          819
Video Display Corp. * (a)                               101                          665
Vishay Intertechnology, Inc. *                        1,388                       18,322
Wells-Gardner Electronics Corp. * (a)                   225                          583
Wireless Telecom Group, Inc. *                        1,146                        2,750
X-Rite, Inc. *                                          316                        3,132
Xata Corp. *                                            126                          391
Xeta Corp. *                                            573                        2,189
Zebra Technologies Corp., Class A *                     259                       19,474
                                                                            ------------
                                                                                 629,730

ENERGY - 0.27%
Calpine Corp. * (a)                                   3,358                       22,163
Energen Corp. *                                         257                        8,558
Energy East Corp. *                                   1,216                       25,244
Fuelcell Energy, Inc. * (a)                             443                        3,628
Hanover Compressor Company *                            554                        6,260
Headwaters, Inc. * (a)                                  228                        3,349
KFx, Inc. * (a)                                         495                        1,921
MDU Resources Group, Inc. *                             564                       18,888
Mirant Corp. (a)                                      3,830                       11,107
New Jersey Resources Corp. *                            184                        6,532
Progress Energy, Inc. *                               1,952                       85,693
Sempra Energy *                                       1,689                       48,187
Southwestern Energy Company *                           272                        4,083
Xcel Energy, Inc. *                                   3,273                       49,226
                                                                            ------------
                                                                                 294,839

FEDERAL AGRICULTURE MTG. CORP. - 0.00%
Federal Agricultural Mortgage Corp., Class A *          128                        2,138
                                                                            ------------

FINANCIAL SERVICES - 6.86%
A.G. Edwards, Inc. *                                    675                       23,085
Accredited Home Lenders Holding Company * (a)           166                        3,257
Advanta Corp., Class A (a)                              279                        2,745
Affiliated Managers Group, Inc. *,                      171                       10,422
Alliance Capital Management Holding, LP *               626                       22,849
American Express Company *,                          10,934                      457,151
American Home Mortgage Holdings, Inc. * (a)             150                        2,937
American Insured Mortgage, Ltd., LP, Series 88 *        577                        2,296
Americredit Corp. * (a)                               1,379                       11,790
Ameritrade Holding Corp. *                            3,711                       27,499
Annaly Mortgage Management, Inc., REIT (a)              675                       13,439
Bear Stearns Companies, Inc. *                          810                       58,660
Blackrock, Inc., Class A *                              139                        6,261
BNP Residential Properties, Inc. *                      391                        4,223
BP Prudhoe Bay Royalty Trust *  (a)                     237                        4,477
Capital One Financial Corp. * (a)                     1,838                       90,393
Cash America International, Inc. *                      313                        4,138
Charles Schwab Corp. *                               11,178                      112,786
Charter Municipal Mortgage Acceptance Company,
  SBI * (a)                                             336                        6,387
Charter One Financial, Inc. *                         1,826                       56,935
CIT Group, Inc. *                                     1,751                       43,162
Citigroup, Inc. *                                    42,772                    1,830,642
Citizens South Banking Corp. *                          175                        2,317
Commercial Capital Bancorp, Inc. * (a)                  149                        2,287
Compass Bancshares, Inc. *                              988                       34,511
Countrywide Financial Corp. *                         1,038                       72,214
Credit Acceptance Corp. *                               430                        4,339
Cross Timbers Realty Trust *                            100                        2,362
Delphi Financial Group, Inc. (a)                        173                        8,096
Downey Financial Corp. *                                209                        8,632
DVI, Inc. * (a)                                         368                        1,719
E Loan, Inc. * (a)                                      546                        3,183
E TRADE Group, Inc. *                                 3,093                       26,290
Eaton Vance Corp. *                                     544                       17,190
Equity One, Inc. (a)                                    525                        8,610
Federal Home Loan Mortgage Corp.                      5,781                      293,501
Federal National Mortgage Association                 8,276                      558,133
Federated Investors, Inc., Class B *                    916                       25,117
Fidelity Bancorp, Inc. *                                 75                        2,424
Financial Federal Corp. *                               175                        4,270
First Charter Corp. *                                   250                        4,350
Firstfed Financial Corp. *                              120                        4,235
Franklin Resources, Inc. *                            2,125                       83,024
Friedman Billings Ramsey Group, Inc. *                  912                       12,221
Fulton Financial Corp. *                                812                       16,134
H & R Block, Inc. *                                   1,468                       63,491
Harbor Florida Bancshares, Inc.                         206                        4,936
Hugoton Royalty Trust SBI                               350                        6,440
Humphrey Hospitality Trust * (a)                      1,183                        3,076
Impac Mortgage Holdings, Inc. *                         524                        8,746
IndyMac Bancorp, Inc. *                                 427                       10,854
Interactive Data Corp. *                                858                       14,500
International Bancshares Corp. *                        316                       11,246
Inveresk Research Group Inc. * (a)                      317                        5,738
Investment Technology Group, Inc. *                     432                        8,035
Investors Real Estate Trust, SBI *                      367                        3,960
iStar Financial, Inc. *                                 837                       30,550
J.P. Morgan Chase & Company *                        16,601                      567,422
Jameson Inns, Inc.                                      300                          840
Janus Capital Group, Inc. *                           1,954                       32,046
Jeffries Group, Inc. (a)                                211                       10,506
Jones Lang Lasalle, Inc. *                              358                        5,656
Keystone Property Trust Corp., REIT *                   170                        3,147
Knight Trading Group, Inc. * (a)                        932                        5,797
LaBranche & Company, Inc. * (a)                         494                       10,221

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
FINANCIAL SERVICES - CONTINUED
Legg Mason, Inc. *                                      537                 $     34,878
Lehman Brothers Holdings, Inc.                        2,009                      133,558
Lendingtree, Inc. * (a)                                 197                        4,823
Leucadia National Corp. *                               460                       17,075
Liberte Investors, Inc. *                               676                        3,671
MBIA, Inc. *                                          1,187                       57,866
MBNA Corp. *                                         10,621                      221,342
Mellon Financial Corp. *                              3,552                       98,568
Merrill Lynch & Company, Inc. *                       7,704                      359,623
Metris Companies, Inc. * (a)                            699                        3,879
Moody's Corp. *                                       1,246                       65,677
Morgan Stanley *                                      9,013                      385,306
National Health Realty, Inc., REIT                      179                        2,862
NBT Bancorp, Inc. *                                     286                        5,534
NCO Group, Inc.                                         215                        3,851
Neuberger Berman, Inc. *                                579                       23,108
New Century Equity Holdings *                           200                           66
New Century Financial Corp. * (a)                       211                        9,210
Nuveen Investments, Inc., Class A *                     816                       22,228
Ocwen Financial Corp. *                                 685                        3,110
Pacific Crest Capital, Inc. *                           104                        2,184
PNC Financial Services Group *                        2,320                      113,239
Portfolio Recovery Associates, Inc. * (a)               117                        3,649
Providian Financial Corp. *                           2,421                       22,418
Regions Financial Corp. *                             1,773                       59,892
Roberts Realty Investments, Inc. * (a)                  497                        3,106
Saxon Capital, Inc. *                                   257                        4,467
Seacoast Financial Services Corp. *                     176                        3,485
SEI Investment Company *                                908                       29,056
Siebert Financial Corp. *                               390                        1,872
SLM Corp. *                                           3,816                      149,473
State Financial Services Corp., Class A *               179                        3,963
State Street Corp. * (b)                              2,734                      107,720
Student Loan Corp. *                                    165                       20,790
Switchboard, Inc. *                                     164                          590
SWS Group, Inc. * (a)                                   143                        2,881
Synovus Financial Corp. * (a)                         2,477                       53,255
T. Rowe Price Group, Inc. *                           1,014                       38,278
Tarragon Realty Investments, Inc. *                     181                        2,639
The Chicago Merchantile Exchange * (a)                  252                       17,547
The Goldman Sachs Group, Inc. *                       3,919                      328,216
Thornburg Mortgage Asset Corp. * (a)                    454                       11,214
Triad Guaranty, Inc. *                                  143                        5,427
UMB Financial Corp. *                                   134                        5,682
United Community Financial Corp. * (a)                  380                        3,511
Waddell & Reed Financial, Inc., Class A *               701                       17,995
Washington Mutual, Inc. *                             7,847                      324,081
Wesco Financial Corp. *                                  55                       17,160
Westcorp, Inc. *                                        315                        8,820
Westwood Holdings Group, Inc. *                         196                        3,728
Willis Lease Finance Corp. *                            395                        1,841
World Acceptance Corp. *                                183                        2,979
                                                                            ------------
                                                                               7,625,293
FOOD & BEVERAGES - 3.20%
American Italian Pasta Company * (a)                    142                        5,914
Anheuser-Busch Companies, Inc.                        7,118                      363,374
Archer-Daniels-Midland Company *                      5,341                       68,739
Aurora Foods, Inc. * (a)                                373                          131
Bob Evans Farms, Inc.                                   287                        7,930
Calavo Growers, Inc. *                                  377                        2,665
Campbell Soup Company *                               3,419                       83,765
Chalone Wine Group, Ltd. * (a)                          493                        3,831
Chiquita Brands International, Inc. *                   327                        4,742
Coca-Cola Bottling Company *                             79                        4,313
Coca-Cola Enterprises, Inc. *                         3,734                       67,772
ConAgra Foods, Inc. *                                 4,465                      105,374
Constellation Brands, Inc., Class A *                   742                       23,299
Corn Products International, Inc. *                     269                        8,078
Dean Foods Company *                                  1,141                       35,941
Del Monte Foods Company *                             1,877                       16,593
Dreyers Grand Ice Cream Holdings * (a)                  281                       22,064
Farmer Brothers Company (a)                              16                        5,328
Fisher Communications, Inc. *                            70                        3,424
Fleming Companies, Inc. * (a)                           157                           19
Flowers Foods, Inc. *                                   366                        7,232
General Mills, Inc. *                                 3,057                      144,932
H.J. Heinz Company *                                  2,912                       96,038
Hain Celestial Group, Inc. *                            369                        5,900
Hershey Foods Corp. *                                 1,120                       78,019
Horizon Organic Holding Corp. * (a)                     125                        2,979
Hormel Foods Corp. *                                  1,170                       27,729
International Multifoods Corp. *                        188                        4,307
Interstate Bakeries Corp. *                             366                        4,648
J & J Snack Foods Corp. *                                79                        2,499
Kellogg Company                                       3,397                      116,755
Kraft Foods, Inc., Class A *                          2,311                       75,223
Lance, Inc. *                                           399                        3,643
McCormick & Company, Inc. *                           1,174                       31,933
National Beverage Corp. *                               167                        2,321
Peets Coffee & Tea, Inc. *                              133                        2,322
PepsiAmericas, Inc. *                                 1,311                       16,466
PepsiCo, Inc. *                                      14,393                      640,488
Performance Food Group Company *                        360                       13,320
Pilgrims Pride Corp. * (a)                              378                        3,655
Ralcorp Holdings, Inc. *                                243                        6,065
Riviana Foods, Inc. *                                   128                        3,444
Robert Mondavi Corp., Class A (a)                        76                        1,924
Sanderson Farms, Inc. *                                 109                        3,063
Sara Lee Corp. *                                      6,515                      122,547
Seabord Corp. *                                          10                        2,070
Sensient Technologies Corp. * (a)                       383                        8,740
Smithfield Foods, Inc. *                                954                       21,866
Starbucks Corp. *                                     3,216                       78,856
The Coca-Cola Company *                              20,648                      958,274
The J.M. Smucker Company *                              394                       15,717
The Pepsi Bottling Group, Inc. *                      2,320                       46,446
The Steak & Shake Company *                             226                        3,447
Tootsie Roll Industries, Inc. *                         439                       13,385
Triarc Companies, Inc., Class A * (a)                   233                        6,988
Tyson Foods, Inc., Class A *                          2,965                       31,488
Usana Health Sciences * (a)                              92                        4,067
Vita Food Products, Inc. * (a)                          281                        1,602
William Wrigley Jr. Company *                         1,869                      105,094
Yocream International, Inc. *                           175                          805
                                                                            ------------
                                                                               3,549,593
FOREST PRODUCTS - 0.11%
Caraustar Industries, Inc. *                            321                        2,571
Deltic Timber Corp. * (a)                                94                        2,674
Rayonier, Inc. *                                        317                       10,445
Universal Fast Products, Inc. *                         199                        4,167
Weyerhaeuser Company *                                1,794                       96,876
Wickes, Inc. * (a)                                    1,911                        2,198
                                                                            ------------
                                                                                 118,931
FUNERAL SERVICES - 0.01%
Service Corp. International *                         2,545                        9,849
Stewart Enterprises, Inc., Class A *                  1,007                        4,330
                                                                            ------------
                                                                                  14,179

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                    VALUE
                                                     ------                    -----
FURNITURE & FIXTURES - 0.07%
Advanced Lighting Technologies, Inc. *                  100                 $          9
American Woodmark Corp. *                                67                        3,120
Ethan Allen Interiors, Inc. *                           346                       12,165
Furniture Brands International, Inc. *                  504                       13,154
Kimball International, Inc., Class B *                  346                        5,398
La-Z-Boy, Inc. *                                        505                       11,302
Leggett & Platt, Inc. *                               1,604                       32,882
Steelcase, Inc. *                                       409                        4,810
                                                                            ------------
                                                                                  82,840

GAS & PIPELINE UTILITIES - 0.50%
AGL Resources, Inc. *                                   480                       12,211
American States Water Company *                         117                        3,157
Aquila, Inc. * (a)                                    1,667                        4,301
Atmos Energy Corp. *                                    327                        8,110
California Water Service Group * (a)                    100                        2,812
Chesapeake Utilities Corp. * (a)                        101                        2,283
Delta Natural Gas, Inc. *                               127                        2,983
Dynegy, Inc., Class A *                               3,291                       13,822
El Paso Corp. * (a)                                   4,945                       39,956
Enbridge Energy Management LLC *                         60                        2,737
Equitable Resources, Inc. *                             491                       20,003
Global Industries, Ltd. *                             1,134                        5,466
Inergy LP * (a)                                         115                        4,469
KeySpan Corp. *                                       1,258                       44,596
Kinder Morgan Management LLC *                          358                       13,411
Kinder Morgan, Inc. *                                 1,002                       54,759
Middlesex Water Company * (a)                           176                        4,337
National Fuel Gas Company *                             621                       16,177
Nicor, Inc. (a)                                         387                       14,362
NiSource, Inc. *                                      2,038                       38,722
Northwest Natural Gas Company *                         187                        5,096
NorthWestern Corp. * (a)                                819                        1,638
NUI Corp. *                                             150                        2,328
ONEOK, Inc. *                                           571                       11,209
Pacific Energy Partners L P * (a)                       105                        2,714
Peoples Energy Corp. *                                  250                       10,722
Philadelphia Suburban Corp. *                           538                       13,116
Piedmont Natural Gas, Inc. * (a)                        240                        9,314
Questar Corp. *                                         655                       21,923
RGC Resources, Inc. *                                   198                        4,621
SCANA Corp. *                                           930                       31,880
SJW Corp. *                                              27                        2,302
South Jersey Industries, Inc. *                          92                        3,390
Southern Union Co. * (a)                                559                        9,374
Southwest Gas Corp. *                                   258                        5,464
Southwest Water Company * (a)                           137                        1,914
TC Pipelines, LP * (a)                                   94                        2,771
The Laclede Group, Inc. * (a)                           126                        3,377
Transmontaigne, Inc. *                                  576                        3,732
UGI Corp. *                                             324                       10,271
Ultra Petroleum Corp. *                                 616                        7,953
Valero, LP *                                             91                        3,955
Vectren Corp. *                                         534                       13,377
Western Gas Resources, Inc. * (a)                       263                       10,415
WGL Holdings, Inc. * (a)                                360                        9,612
Williams Companies, Inc. *                            4,277                       33,788
Williams Energy Partners, LP * (a)                      108                        5,115
                                                                            ------------
                                                                                 550,045

GOLD - 0.01%
Meridian Gold, Inc. *                                   835                        9,594
Royal Gold, Inc. * (a)                                  250                        5,373
                                                                            ------------
                                                                                  14,967

HEALTHCARE PRODUCTS - 2.86%
Advanced Medical Optics, Inc. * (a)                     293                        4,996
Advanced Neuromodulation Systems, Inc. * (a)            108                        5,591
Align Technology, Inc. (a)                              604                        7,580
American Medical Systems Holdings, Inc. *               304                        5,128
Apogent Technologies, Inc. *                            838                       16,760
Arthrocare Corp. * (a)                                  197                        3,302
Bausch & Lomb, Inc.                                     448                       16,800
Baxter International, Inc.                            4,929                      128,154
Beckman Coulter, Inc. *                                 495                       20,117
Becton Dickinson & Company *                          2,119                       82,323
Biolase Technology, Inc. (a)                            190                        2,039
Biomet, Inc. *                                        2,154                       61,734
Biosite, Inc. * (a)                                     125                        6,013
Boston Scientific Corp. *                             3,395                      207,434
Bruker Daltonics, Inc. * (a)                            544                        2,900
C.R. Bard, Inc.                                         415                       29,594
Cardia Science Inc. * (a)                               685                        1,836
Coherent, Inc. *                                        236                        5,588
Computer Programs & Systems, Inc. * (a)                 107                        2,141
Conceptus, Inc. * (a)                                   195                        2,740
Cytyc Corp. *                                         1,120                       11,782
DENTSPLY International, Inc. *                          679                       27,771
Diagnostic Products Corp. *                             242                        9,934
EPIX Medical, Inc. *                                    272                        3,849
Esperion Therapeutics, Inc. * (a)                       255                        4,995
Gen-Probe, Inc. *                                       193                        7,888
Guidant Corp. *                                       2,550                      113,194
Hanger Orthopedic Group, Inc. *                         199                        2,279
Henry Schein, Inc. *                                    354                       18,528
Hologic, Inc. * (a)                                     187                        2,465
INAMED Corp. *                                          187                       10,040
Interpore International, Inc. * (a)                     203                        2,584
Inverness Medical Innovations, Inc. * (a)               142                        2,741
Johnson & Johnson *                                  24,723                    1,278,179
Kensey Nash Corp. * (a)                                 112                        2,930
LCA-Vision, Inc. * (a)                                  280                        2,514
Lifeline Systems, Inc. *                                 84                        2,386
MedImmune, Inc.                                       2,081                       75,686
Medtronic, Inc. *                                    10,159                      487,327
Merit Medical Systems, Inc. *                           135                        2,697
Mylan Laboratories, Inc.                              1,535                       53,372
Owens & Minor, Inc. * (a)                               302                        6,750
Patterson Dental Company *                              550                       24,959
Polymedica Corp. *                                      116                        5,312
Priority Healthcare Corp., Class B * (a)                361                        6,697
Respironics, Inc. *                                     302                       11,331
SonoSite, Inc. * (a)                                    136                        2,713
St. Jude Medical, Inc. *                              1,473                       84,697
STERIS Corp. *                                          632                       14,593
Stryker Corp. *                                       1,648                      114,322
The Cooper Companies, Inc. * (a)                        269                        9,353
The Medicines Company * (a)                             447                        8,904
Therasense, Inc. * (a)                                  469                        4,690
Thoratec Corp. * (a)                                    459                        6,839
Tripath Imaging, Inc. * (a)                             362                        2,472
Utah Medical Products, Inc. *                           125                        2,506
ICU Medical, Inc. *                                     126                        3,925
Varian Medical Systems, Inc. *                          581                       33,448
Viasys Healthcare, Inc. *                               234                        4,844
VISX, Inc. *                                            435                        7,547
Wright Medical Group, Inc. *                            284                        5,396
Young Innovations, Inc. *                                79                        2,252
Zimmer Holdings, Inc. *                               1,615                       72,756

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
HEALTHCARE PRODUCTS - CONTINUED
Zoll Medical Corp. * (a)                                 84                 $      2,819
                                                                            ------------
                                                                               3,175,036

HEALTHCARE SERVICES - 1.08%
Accredo Health, Inc. * (a)                              385                        8,393
AdvancePCS *                                            776                       29,666
American Healthways, Inc. * (a)                         135                        4,876
AMERIGROUP Corp. *                                      180                        6,696
AMN Healthcare Services, Inc. * (a)                     430                        5,461
Apria Healthcare Group, Inc. *                          454                       11,296
Britesmile, Inc. * (a)                                   28                          734
Caremark Rx, Inc. *                                   2,170                       55,726
Cerner Corp. * (a)                                      294                        6,747
CorVel Corp.                                            103                        3,708
Coventry Health Care, Inc. *                            502                       23,172
Cross Country Healthcare Inc. * (a)                     254                        3,350
Dynacq International, Inc. * (a)                        174                        2,923
Eclipsys Corp. *                                        367                        3,831
Express Scripts, Inc. *                                 650                       44,337
First Health Group Corp. *                              748                       20,645
HCA - The Healthcare Company *                        4,267                      136,715
Health Net, Inc. *                                      931                       30,676
HEALTHSOUTH Corp. * (a)                               1,991                        1,025
Hooper Holmes, Inc.                                     619                        3,986
IMPATH, Inc. * (a)                                      233                        3,295
IMS Health, Inc. *                                    2,037                       36,646
Kindred Healthcare, Inc. *                              146                        2,605
Laboratory Corp. of America Holdings *                1,242                       37,446
Lincare Holdings, Inc. *                                912                       28,737
Manor Care, Inc. *                                      775                       19,383
McKesson Corp. *                                      2,411                       86,169
Medical Staffing Network Holdings, Inc. * (a)           249                        1,743
MedQuist, Inc. *                                        301                        6,092
Mid-Atlantic Medical Services, Inc. *                   393                       20,554
National Healthcare Corp. *                             129                        2,539
Odyssey Healthcare, Inc. *                              211                        7,807
Omnicare, Inc.                                          758                       25,613
Oxford Health Plans, Inc. *                             720                       30,262
Pediatrix Medical Group, Inc. *                         170                        6,061
Quest Diagnostics, Inc. *                               868                       55,378
Select Medical Corp. *                                  410                       10,180
Sierra Health Services, Inc. * (a)                      252                        5,040
The Advisory Board Company *                            121                        4,903
UnitedHealth Group, Inc. *                            5,064                      254,466
Virbac Corp. * (a)                                      367                        2,224
Vistacare, Inc. * (a)                                   139                        3,379
Weight Watchers International, Inc. * (a)               887                       40,350
Wellchoice, Inc. * (a)                                  144                        4,216
Wellpoint Health Networks, Inc., Class A *            1,232                      103,858
                                                                            ------------
                                                                               1,202,909
HOLDINGS COMPANIES/CONGLOMERATES - 0.66%
Berkshire Hathaway, Inc., Class A *                      10                      725,000
Horace Mann Educators Corp. *                           336                        5,420
                                                                            ------------
                                                                                 730,420
HOMEBUILDERS - 0.28%
Beazer Homes USA, Inc. * (a)                            103                        8,601
Centex Corp. *                                          514                       39,984
Champion Enterprises, Inc. * (a)                        919                        4,760
Clayton Homes, Inc. *                                 1,081                       13,567
D.R. Horton, Inc. *                                   1,230                       34,563
Hovnanian Enterprises, Inc., Class A (a)                196                       11,554
KB HOME *                                               411                       25,474
Lennar Corp. * (a)                                      594                       42,471
Lyon William Homes * (a)                                100                        3,185
M.D.C. Holdings, Inc. *                                 273                       13,180
Meritage Corp. * (a)                                    114                        5,616
NVR, Inc. *                                              57                       23,427
Oakwood Homes Corp. *                                    60                           20
Orleans Homebuilders, Inc. * (a)                        191                        2,044
Palm Harbor Homes, Inc. * (a)                           198                        3,750
Pulte Homes, Inc. *                                     511                       31,508
Ryland Group, Inc. *                                    228                       15,823
Schottenstein Homes, Inc. *                             124                        5,292
Toll Brothers, Inc. *                                   611                       17,297
Walter Industries, Inc. *                               382                        4,489
                                                                            ------------
                                                                                 306,605
HOTELS & RESTAURANTS - 0.89%
AFC Enterprises, Inc. *                                 252                        4,093
Alliance Gaming Corp. *                                 413                        7,810
Ameristar Casinos, Inc. * (a)                           187                        3,992
Angelo & Maxie's, Inc.                                   33                           97
Applebee's International, Inc. *                        464                       14,584
Argosy Gaming Corp. * (a)                               246                        5,144
Aztar Corp. *                                           309                        4,978
Boca Resorts, Inc., Class A * (a)                       327                        4,251
Boyd Gaming Corp. *                                     623                       10,753
Brinker International, Inc. *                           822                       29,608
California Pizza Kitchen, Inc. * (a)                    172                        3,698
CBRL Group, Inc. *                                      439                       17,060
CEC Entertainment, Inc. *                               219                        8,088
Choice Hotels, Inc. *                                   313                        8,548
CKE Restaurants, Inc. *                                 555                        3,102
Darden Restaurants, Inc. *                            1,450                       27,521
Dover Downs Gaming & Entertainment, Inc. *              343                        3,156
Extended Stay America, Inc. *                           888                       11,979
Frischs Restaurants, Inc. *                             171                        3,078
Harrah's Entertainment, Inc. *                          932                       37,504
Hilton Hotels Corp. *                                 3,116                       39,854
Host Marriott Corp. *                                 2,212                       20,240
IHOP Corp. * (a)                                        173                        5,462
Jack In the Box, Inc. *                                 311                        6,935
Krispy Kreme Doughnuts, Inc. * (a)                      506                       20,837
La Quinta Corp. *                                     1,471                        6,340
Landry's Restaurants, Inc. *                            229                        5,404
LaSalle Hotel Properties *                              218                        3,222
Lone Star Steakhouse & Saloon, Inc. *                   181                        3,940
Mandalay Resort Group * (a)                             505                       16,084
Marcus Corp. *                                          269                        4,022
Marriott International, Inc., Class A *               1,915                       73,574
McDonalds Corp. *                                    10,570                      233,174
MGM Mirage *                                          1,290                       44,092
O'Charley's, Inc. *                                     183                        3,940
Outback Steakhouse, Inc.                                601                       23,439
P.F. Chang's China Bistro, Inc. * (a)                   205                       10,088
Panera Bread Company, Class A * (a)                     250                       10,000
Papa Johns International, Inc. (a)                      168                        4,712
Park Place Entertainment Corp. *                      2,577                       23,425
RARE Hospitality International, Inc. *                  190                        6,209
Redeemable Robin Gourmet Burgers, Inc. * (a)            138                        2,617
RFS Hotel Investors, Inc., REIT *                       330                        4,066
Ruby Tuesday, Inc. *                                    545                       13,478
Ryan's Family Steak Houses, Inc. *                      381                        5,334
Shuffle Master, Inc. * (a)                              143                        4,203
Sonic Corp. *                                           322                        8,189
Starwood Hotels & Resorts Worldwide, Inc. *           1,616                       46,201
Station Casinos, Inc. * (a)                             472                       11,918
The Cheesecake Factory, Inc. *                          405                       14,536
Wendy's International, Inc. *                           967                       28,014

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
HOTELS & RESTAURANTS - CONTINUED
Worldwide Restaurant Concepts, Inc. *                   951                 $      2,805
Wyndham International, Inc., Class A *                  600                          264
Wynn Resorts, Ltd. * (a)                                273                        4,829
Yum! Brands, Inc. *                                   2,449                       72,392
                                                                            ------------
                                                                                 992,883
HOUSEHOLD APPLIANCES - 0.13%
American Real Estate Partners, LP *                     365                        4,489
Bassett Furniture Industries, Inc. * (a)                238                        3,161
Black & Decker Corp. *                                  659                       28,633
Consolidated Tomoka Land Company *                      100                        2,512
Drew Industries, Inc. *                                 168                        3,058
Eastern Company *                                       100                        1,460
Flexsteel Industries, Inc. *                             88                        1,451
International Aluminum Corp.                            128                        2,797
Jacuzzi Brands, Inc. *                                  636                        3,364
Libbey, Inc. *                                          121                        2,747
Maytag Corp. *                                          663                       16,190
Mestek, Inc. *                                          128                        2,304
National Presto Industries, Inc.                        125                        3,950
Technical Olympic USA, Inc. *                           230                        5,435
The Stanley Works *                                     749                       20,672
The Toro Company *                                      192                        7,632
Transtechnology Corp. *                                 100                          544
Vialta, Inc. *                                            2                            1
Westpoint Stevens, Inc. *                               174                            4
Whirlpool Corp. *                                       560                       35,672
Wilshire Oil Co. *                                      667                        3,302
                                                                            ------------
                                                                                 149,378
HOUSEHOLD PRODUCTS - 0.24%
Blyth Industries, Inc. *                                337                        9,166
Boyds Collection, Ltd. *                                522                        2,459
Central Garden & Pet Company *                          160                        3,816
Church & Dwight, Inc. *                                 309                       10,114
Department 56, Inc. *                                   251                        3,848
Dial Corp. *                                            770                       14,976
Fortune Brands, Inc. *                                1,229                       64,154
Graphic Packaging Intl Corp. *                          310                        1,398
ICU Medical, Inc. *                                     126                        3,925
Kirklands, Inc. *                                       174                        2,810
Martha Stewart Living Omnimedia, Inc., Class
  A * (a)                                               271                        2,545
Newell Rubbermaid, Inc. *                             2,206                       61,768
Select Comfort Corp. * (a)                              267                        4,373
The Clorox Company *                                  1,820                       77,623
Topps, Inc. *                                           379                        3,256
Tupperware Corp. *                                      478                        6,864
                                                                            ------------
                                                                                 269,170
INDUSTRIAL DEVELOPMENT/POLLUTION BONDS - 0.00%
Scope Industries *                                       29                        2,262
                                                                            ------------
INDUSTRIAL MACHINERY - 0.57%
AGCO Corp. *                                            585                        9,992
Alamo Group, Inc. *                                     241                        2,945
Albany International Corp., Class A                     271                        7,425
Ampco-Pittsburgh Corp.                                  228                        3,117
Badger Meter, Inc. *                                     89                        2,292
Briggs & Stratton Corp. *                               172                        8,686
Cascade Corp. *                                         100                        1,740
Circor International, Inc. *                            101                        1,801
Cognex Corp. *                                          339                        7,577
Cooper Cameron Corp. *                                  425                       21,411
Cummins, Inc. * (a)                                     370                       13,279
Deere & Company                                       1,961                       89,618
Dionex Corp. *                                          176                        6,996
Donaldson Company, Inc.                                 377                       16,758
Dover Corp. *                                         1,677                       50,260
Flow International Corp. *                              100                          141
Flowserve Corp. *                                       489                        9,619
FMC Technologies, Inc. *                                531                       11,178
Gardner Denver, Inc. *                                  183                        3,744
Gorman Rupp Company *                                   100                        2,400
Graco, Inc. *                                           370                       11,840
Grant Prideco, Inc. *                                   992                       11,656
Hardinge Brothers, Inc. *                               100                          810
IDEX Corp. *                                            247                        8,951
Ingersoll-Rand Company, Inc., Class A *               1,382                       65,396
ITT Industries, Inc. *                                  756                       49,488
Kadant, Inc. *                                          126                        2,362
Kaydon Corp. *                                          236                        4,909
Kennametal, Inc.                                        275                        9,306
Lindsay Manufacturing Company *                         100                        2,322
Lufkin Industries, Inc. *                                79                        1,924
Manitowoc, Inc. *                                       204                        4,549
Metropolitan Pro Corp. *                                342                        4,938
NACCO Industries, Inc., Class A *                        48                        2,829
Pall Corp. *                                          1,005                       22,612
Parker-Hannifin Corp. *                                 975                       40,940
Presstek, Inc. * (a)                                    485                        3,022
Quixote Corp. * (a)                                      92                        2,349
Robbins & Myers, Inc. *                                 127                        2,349
Sauer-Danfoss, Inc. * (a)                               468                        5,031
Stewart & Stevenson Services, Inc. *                    232                        3,654
SureBeam Corp., Class A * (a)                           843                        2,234
Tecumseh Products Company, Class A *                    154                        5,900
Tennant Company *                                        65                        2,389
Thermo Electron Corp. *                               1,359                       28,566
Titan International, Inc. *                             273                          338
Tredegar Industries, Inc. *                             443                        6,641
UNOVA, Inc. *                                           520                        5,772
Valmont Industries, Inc. *                              237                        4,671
W.W. Grainger, Inc. *                                   752                       35,163
Watts Industries, Inc., Class A *                       265                        4,730
Westerbeke Corp. *                                      313                        1,002
WSI Industries, Inc. *                                  220                          660
                                                                            ------------
                                                                                 630,282
INDUSTRIALS - 0.10%
Crane Company                                           472                       10,681
Fastenal Company * (a)                                  660                       22,401
Harsco Corp.                                            325                       11,716
Lawson Products, Inc. *                                  87                        2,396
Rockwell Automation, Inc *                            1,549                       36,928
Waters Corp. *                                        1,092                       31,810
                                                                            ------------
                                                                                 115,932
INSURANCE - 3.82%
21St Century Insurance Group *                          820                       11,726
Aetna, Inc. *                                         1,245                       74,949
AFLAC, Inc. *                                         4,312                      132,594
Alfa Corp.                                              670                        8,516
Allcity Insurance Company *                             803                        2,168
Alleghany Corp.                                          54                       10,314
Allmerica Financial Corp. *                             462                        8,311
Ambac Financial Group, Inc. *                           867                       57,439
American Financial Group, Inc. (a)                      545                       12,426
American International Group, Inc. *                 21,701                    1,197,461
American Medical Security Group, Inc. *                 126                        2,407

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
INSURANCE - CONTINUED
American National Insurance Company                     200                 $     17,279
American Physicians Capital, Inc. *                      88                        2,134
Amerus Group Company * (a)                              297                        8,372
Anthem, Inc. *                                        1,168                       90,111
Aon Corp. *                                           2,558                       61,597
Arch Cap Group, Ltd. *                                  218                        7,571
Argonaut Group, Inc. * (a)                              264                        3,255
Arthur J. Gallagher & Company *                         706                       19,203
Baldwin & Lyons, Inc., Class B *                        205                        4,869
Brown & Brown, Inc. *                                   559                       18,168
CenturyBusiness Services, Inc. *                      1,090                        3,543
Chubb Corp. *                                         1,408                       84,480
CIGNA Corp. *                                         1,147                       53,840
Cincinnati Financial Corp. *                          1,314                       48,736
Citizens, Inc. Class A *                                368                        2,675
CNA Financial Corp. *                                 1,829                       44,993
CNA Surety Corp. *                                      386                        3,802
Commerce Group, Inc. *                                  289                       10,462
Conseco, Inc. *                                       1,787                           55
Crawford & Company, Class B *                           585                        2,872
Donegal Group, Inc., Class B *                          181                        2,270
EMC Insurance Group, Inc. *                              93                        1,725
Erie Indemnity Company, Class A *                       514                       21,203
FBL Financial Group, Inc., Class A *                    234                        4,715
Fidelity National Financial, Inc.                     1,045                       32,144
First American Financial Corp.                          582                       15,336
Fremont General Corp. * (a)                             635                        8,700
Great American Financial Resources, Inc. *              369                        4,838
Harleysville Group, Inc. *                              255                        5,870
Hartford Financial Services Group, Inc. *             2,311                      116,382
HCC Insurance Holdings, Inc.                            481                       14,223
Hilb, Rogal and Hamilton Company * (a)                  265                        9,021
Independence Holding Company                            110                        2,322
Infinity Property & Casualty Corp. *                    158                        3,735
Investors Title Insurance Company *                      73                        2,083
Jefferson-Pilot Corp. *                               1,125                       46,642
John Hancock Financial Services, Inc. *               2,379                       73,107
Kansas City Life Insurance Company *                    129                        5,526
Landamerica Financial Group, Inc.                       148                        7,030
Liberty Corp. *                                         163                        6,928
Lincoln National Corp. *                              1,456                       51,877
Loews Corp.                                           1,512                       71,502
Markel Corp.                                             83                       21,248
Marsh & McLennan Companies, Inc. *                    4,462                      227,874
Mercury General Corp. *                                 437                       19,949
MetLife, Inc. *                                       6,320                      178,982
MGIC Investment Corp. *                                 828                       38,618
Midland Company *                                       149                        3,309
Mony Group, Inc. * (a)                                  407                       10,969
National Western Life Insurance Company,
 Class A *                                               26                        2,871
Nationwide Financial Services, Inc., Class A *          479                       15,568
Navigators Group, Inc.                                  100                        2,982
Nymagic, Inc. *                                          92                        1,864
Odyssey Re Holdings Corp. * (a)                         532                       11,225
Ohio Casualty Corp. *                                   476                        6,274
Old Republic International Corp. *                    1,006                       34,476
Penn America Group, Inc. *                              215                        2,419
Philadelphia Consolidated Holding Corp. *               181                        7,312
Phoenix Companies, Inc. * (a)                           832                        7,513
PICO Holdings, Inc. *                                   217                        2,821
PMA Capital Corp., Class A * (a)                        369                        4,638
Presidential Life Corp. * (a)                           272                        3,838
Principal Financial Group, Inc. *                     2,650                       85,462
Proassurance Corp. *                                    241                        6,505
Progressive Corp. *                                   1,808                      132,165
Protective Life Corp.                                   549                       14,686
Prudential Financial, Inc. *                          4,699                      158,121
Radian Group, Inc. *                                    787                       28,844
Reinsurance Group of America, Inc. *                    403                       12,936
RLI Corp. *                                             191                        6,284
SAFECO Corp. *                                        1,134                       40,008
Safety Insurance Group Inc. *                           155                        2,277
Selective Insurance Group, Inc. *                       219                        5,486
St. Paul Companies, Inc. *                            1,856                       67,763
Stancorp Financial Group, Inc. *                        234                       12,219
State Auto Financial Corp. *                            336                        7,543
Stewart Information Services Corp. *                    161                        4,484
The Allstate Corp.                                    5,839                      208,160
The MIIX Group, Inc. * (a)                              100                           64
The PMI Group, Inc. *                                   777                       20,855
Torchmark, Inc. *                                       947                       35,276
Transatlantic Holdings, Inc. *                          410                       28,351
Travelers Property Casualty Corp., Class B *          8,359                      131,821
UICI *                                                  399                        6,013
United Fire & Casualty Company *                         90                        2,924
United States I Holdings Corp. *                        354                        4,163
Unitrin, Inc. *                                         589                       15,974
Universal American Financial Corp. *                    634                        4,039
UNUMProvident Corp. *                                 2,384                       31,969
W.R. Berkley Corp. *                                    435                       22,924
White Mountains Insurance Group, Ltd. * (a)              66                       26,070
Zenith National Insurance Corp. * (a)                   153                        4,361
                                                                            ------------
                                                                               4,246,004
INTERNATIONAL OIL - 0.04%
APCO Argentina, Inc.                                    107                        2,379
Weatherford International, Ltd. *                     1,070                       44,833
                                                                            ------------
                                                                                  47,212
INTERNET CONTENT - 0.40%
Alloy, Inc. * (a)                                       386                        2,490
Ask Jeeves, Inc. (a)                                    354                        4,867
CMGI, Inc. *                                          4,421                        7,383
CNET Networks, Inc. *                                 1,337                        8,330
Critical Path, Inc. *                                 2,105                        2,084
Harris Interactive, Inc. *                              455                        2,998
i2 Technologies, Inc. *                               4,081                        4,122
InfoSpace, Inc. *                                       291                        3,949
InterActiveCorp * (a)                                 4,328                      171,275
Internet Capital Group, Inc. * (a)                    1,698                          815
ITXC Corp. * (a)                                      1,157                        3,020
iVillage, Inc. *                                      1,821                        2,750
Jupitermedia Corp. * (a)                                605                        2,420
Looksmart, Ltd. *                                       840                        2,377
NetFlix, Inc. * (a)                                     161                        4,114
Netratings, Inc. * (a)                                  303                        2,769
Overture Services, Inc. * (a)                           498                        9,029
ProQuest Company * (a)                                  225                        5,805
Safeguard Scientifics, Inc. *                           882                        2,381
Schawk, Incorporated, Class A *                         242                        2,536
SportsLine.com, Inc. * (a)                            1,427                        2,990
WebMD Corp. * (a)                                     2,551                       27,627
Websense, Inc. * (a)                                    202                        3,163
Yahoo!, Inc. *                                        4,913                      160,950
                                                                            ------------
                                                                                 440,244
INTERNET RETAIL - 0.36%
1-800-Flowers.com, Inc. *                               275                        2,266
Amazon.com, Inc. *                                    3,257                      118,848

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
INTERNET RETAIL - CONTINUED
eBay, Inc. *                                          2,566                 $    267,326
FreeMarkets, Inc. *                                     399                        2,777
FTD, Inc. * (a)                                         128                        2,583
Priceline.com, Inc. * (a)                               300                        6,717
                                                                            ------------
                                                                                 400,517
INTERNET SERVICE PROVIDER - 0.04%
At Road, Inc. * (a)                                     379                        4,139
Blue Coat Systems, Inc. *                                48                          288
Commerce One, Inc. (a)                                  291                          684
Digitas, Inc. *                                         699                        3,467
Divine Inc., Class A *                                   44                            0
Earthlink, Inc. *                                     1,451                       11,449
eSPEED, Inc., Class A *                                 276                        5,454
High Speed Access Corp. *                             1,341                          201
HomeStore.com, Inc. (a)                               1,755                        3,106
Internap Network Services Corp. * (a)                   669                          689
Neoforma, Inc. * (a)                                    158                        1,725
Register.com, Inc. * (a)                                398                        2,332
TriZetto Group, Inc. *                                  470                        2,839
United Online, Inc. * (a)                               326                        8,261
VIA NET. WORKS, Inc. *                                2,075                        2,054
Worldgate Communications, Inc. *                        100                           34
                                                                            ------------
                                                                                  46,722
INTERNET SOFTWARE - 0.27%
Agile Software Corp. *                                  568                        5,481
Akamai Technologies, Inc. * (a)                       1,132                        5,502
Ariba, Inc. *                                         2,578                        7,657
Art Technology Group, Inc. *                          1,352                        2,163
Blue Martini Software, Inc. *                           567                        2,092
BroadVision, Inc. * (a)                                 272                        1,548
Centillium Communications, Inc. *                       314                        3,112
Checkfree Corp. * (a)                                   688                       19,154
Chordiant Software, Inc. * (a)                        1,376                        2,559
Click Commerce, Inc. *                                   91                          132
Covad Communications Group, Inc. *                    2,268                        2,291
Cybersource Corp. *                                     878                        2,406
Digital Impact, Inc. *                                1,248                        2,309
Digital River, Inc. * (a)                               226                        4,362
E.piphany, Inc. *                                       726                        3,710
Elcom International, Inc. *                             198                           63
F5 Networks, Inc. * (a)                                 221                        3,724
GRIC Communications, Inc. *                             545                        2,120
Internet Security Systems, Inc. *                       405                        5,868
Juniper Networks, Inc. * (a)                          3,147                       38,928
Keynote Systems, Inc. * (a)                             275                        2,882
Liberate Technologies, Inc.                             552                        1,645
Liquid Audio, Inc. *                                    100                           35
Macromedia, Inc. *                                      568                       11,951
Marimba, Inc. *                                         725                        2,110
Net Perceptions, Inc. *                               1,269                        2,030
Networks Associates, Inc. *                           1,301                       16,497
Openwave Systems, Inc.                                1,948                        3,799
PC-Tel, Inc. *                                          264                        3,131
Portal Software, Inc.                                 1,301                        2,602
RealNetworks, Inc. *                                  1,447                        9,811
Retek, Inc. *                                           501                        3,206
RSA Security, Inc. *                                    480                        5,160
S1 Corp. *                                              629                        2,541
Safenet Inc. * (a)                                       91                        2,546
Sco Group, Inc. * (a)                                   349                        3,340
Sonicblue, Inc. *                                       406                            2
Symantec Corp. *                                      1,223                       53,641
TIBCO Software, Inc. *                                1,720                        8,755
Tumbleweed Communications Corp. * (a)                   100                          258
VeriSign, Inc. *                                      1,981                       27,397
Verity, Inc. *                                          373                        4,722
Vignette Corp. *                                      2,152                        4,476
WebEx Communications, Inc. * (a)                        324                        4,520
WebMethods, Inc. * (a)                                  394                        3,203
                                                                            ------------
                                                                                 295,441
INVESTMENT COMPANIES - 0.06%
Allied Capital Corp. * (a)                              935                       21,599
American Capital Strategies, Ltd. * (a)                 462                       11,522
Atlanta/Sosnoff Capital Corp. *                         235                        3,184
MCG Capital Corp. * (a)                                 348                        5,046
PMC Capital, Inc. *                                     159                          771
Rare Medium Group, Inc. *                                10                           17
Raymond James Financial, Inc. *                         389                       12,856
Soundview Technology Group, Inc. *                      330                        3,340
Stifel Financial Corp. *                                238                        2,870
                                                                            ------------
                                                                                  61,205
LEISURE TIME - 0.78%
4Kids Entertainment, Inc. * (a)                         112                        2,083
Action Performance Companies, Inc. * (a)                196                        3,724
AMC Entertainment, Inc. *                               472                        5,400
Arctic Cat, Inc. (a)                                    249                        4,771
Atari, Inc. * (a)                                       734                        3,266
Bally Total Fitness Holding Corp. * (a)                 407                        3,675
Blockbuster, Inc., Class A                              274                        4,617
Bowl America, Inc. *                                    226                        2,656
Brunswick Corp. *                                       710                       17,764
Callaway Golf Company *                                 681                        9,003
Carmike Cinemas, Inc. *                                  92                        2,090
Carnival Corp. *                                      5,219                      169,670
Cedar Fair, LP * (a)                                    352                        9,856
Championship Auto Racing Team, Inc. * (a)               555                        1,388
Churchill Downs, Inc. *                                 120                        4,597
Gaylord Entertainment Company *                         273                        5,343
Handleman Company *                                     241                        3,856
Hollywood Entertainment Corp. *                         521                        8,961
International Game Technology *                         699                       71,529
International Speedway Corp., Class A *                 430                       16,989
Isle of Capri Casinos, Inc. * (a)                       287                        4,744
K2, Inc. *                                              247                        3,026
Metro-Goldwyn-Mayer, Inc. *                           2,145                       26,641
Movie Gallery, Inc. * (a)                               274                        5,055
Multimedia Games, Inc. (a)                              112                        2,856
Penn National Gaming, Inc. *                            337                        6,925
Pixar, Inc. * (a)                                       446                       27,135
Polaris Industries, Inc. * (a)                          184                       11,298
Rc2 Corp. *                                             149                        2,534
Regal Entertainment Group, Class A                      372                        8,772
Royal Caribbean Cruises, Ltd. *                       1,597                       36,987
Scientific Games Corp., Class A *                       516                        4,850
SCP Pool Corp. * (a)                                    197                        6,777
Six Flags, Inc. * (a)                                   744                        5,044
Speedway Motorsports, Inc. * (a)                        395                       10,586
Sturm Ruger & Company, Inc. * (a)                       263                        2,630
The Nautilus Group, Inc. * (a)                          311                        3,856
The Walt Disney Company *                            16,978                      335,315
Vail Resorts, Inc. * (a)                                238                        3,206
West Marine, Inc. * (a)                                 210                        3,677
WMS Industries, Inc. * (a)                              258                        4,022
                                                                            ------------
                                                                                 867,174
LIFE SCIENCES - 0.01%
Incyte Corp. *                                          612                        2,840
Symyx Technologies, Inc. *                              252                        4,112
                                                                            ------------
                                                                                   6,952

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                     VALUE
                                                     ------                     -----
LIQUOR - 0.05%
Adolph Coors Company, Class B * (a)                     281                 $     13,764
Brown Forman Corp., Class B *                           478                       37,580
                                                                            ------------
                                                                                  51,344
MANUFACTURING - 0.74%
3M Company *                                          3,240                      417,895
A.T. Cross Company, Class A * (a)                       514                        3,053
Actuant Corp., Class A *                                 96                        4,543
Acuity Brands, Inc. *                                   357                        6,487
Armor Holdings, Inc.                                    370                        4,958
Barnes Group, Inc. * (a)                                161                        3,503
Blout International, Inc. * (a)                         286                        1,630
Carlisle Companies, Inc. *                              242                       10,203
Cuno, Inc. *                                            146                        5,274
Danaher Corp. *                                       1,263                       85,947
Esco Technologies, Inc. *                               100                        4,400
Hexcel Corp. *                                          722                        2,310
Illinois Tool Works, Inc. *                           2,544                      167,522
Joy Global, Inc. *                                      416                        6,144
Lancaster Colony Corp. *                                321                       12,410
Mine Safety Appliances Company *                        125                        5,453
Nordson Corp.                                           275                        6,559
Pentair, Inc. *                                         386                       15,077
Snap-on, Inc. *                                         465                       13,499
SPX Corp. *                                             655                       28,859
Stratos Lightwave, Inc. * (a)                           402                        1,998
York International Corp. *                              359                        8,401
                                                                            ------------
                                                                                 816,125
MEDICAL-HOSPITALS - 0.18%
Centene Corp. * (a)                                     100                        3,890
Community Health Systems, Inc. * (a)                    787                       15,291
Cytogen Corp. * (a)                                     408                        3,399
Davita, Inc. *                                          496                       13,283
Deltagen, Inc. *                                        697                           91
Health Management Associates, Inc., Class A *         2,015                       37,177
IDEXX Laboratories, Inc. *                              281                        9,464
Lifepoint Hospitals, Inc. *                             338                        7,078
Per-Se Technologies, Inc. *                             251                        2,819
Possis Medical, Inc. *                                  151                        2,072
Province Healthcare Company *                           400                        4,428
PSS World Medical, Inc. *                               630                        3,623
Rehabcare Group, Inc. *                                 113                        1,655
ResMed, Inc. *                                          271                       10,623
Tenet Healthcare Corp. *                              3,916                       45,621
Triad Hospitals, Inc. *                                 594                       14,743
Universal Health Services, Inc., Class B *              484                       19,176
VCA Antech, Inc. *                                      355                        6,947
                                                                            ------------
                                                                                 201,380
METAL & METAL PRODUCTS - 0.06%
Amcast Industrial Corp. *                               100                           87
Commercial Metals Company * (a)                         302                        5,373
Crown Holdings Inc. *                                 1,486                       10,610
Liquidmetal Technologies * (a)                          362                        1,857
Mathews International Corp., Class A *                  285                        7,057
Mueller Industry, Inc. *                                331                        8,973
Precision Castparts Corp. *                             424                       13,186
Quanex Corp. *                                          157                        4,666
Timken Company *                                        779                       13,640
Titanium Metals Corp. * (a)                              59                        1,894
Wolverine Tube, Inc. *                                  100                          572
                                                                            ------------
                                                                                  67,915
MINING - 0.19%
Alliance Resource Partners, LP * (a)                    100                        2,725
Freeport-McMoRan Copper & Gold, Inc.,
 Class B * (a)                                        1,257                       30,797
Glamis Gold, Ltd. * (a)                               1,005                       11,527
Hecla Mining Company * (a)                            1,347                        5,698
Lincoln Electric Holding, Inc. * (a)                    345                        7,041
Natural Resource Partners LP * (a)                       92                        2,908
Newmont Mining Corp. *                                3,290                      106,793
Penn Virginia Corp. *                                    70                        3,010
Phelps Dodge Corp. *                                    740                       28,372
Rouge Industries, Inc., Class A *                       317                          193
RTI International Metals, Inc. *                        154                        1,668
Shiloh Industries, Inc. * (a)                           730                        2,358
Synalloy Corp. *                                        529                        2,872
USEC, Inc. *                                            933                        6,550
Webco Industries, Inc. * (a)                            198                          545
                                                                            ------------
                                                                                 213,057
MOBILE HOMES - 0.01%
Coachmen Industries, Inc. * (a)                         225                        2,689
Fleetwood Enterprises, Inc. * (a)                       422                        3,123
Skyline Corp. *                                          74                        2,220
Winnebago Industries, Inc. * (a)                        153                        5,798
                                                                            ------------
                                                                                  13,830

NEWSPAPERS - 0.19%
Dow Jones & Company, Inc. *                             680                       29,260
E.W. Scripps Company, Class A *                         652                       57,846
Journal Register Company *                              355                        6,422
Knight-Ridder, Inc. *                                   667                       45,976
Lee Enterprises, Inc.                                   351                       13,173
Washington Post Company, Class B *                       78                       57,166
                                                                            ------------
                                                                                 209,843
OFFICE FURNISHINGS & SUPPLIES - 0.20%
Avery Dennison Corp. *                                  898                       45,080
Global Imaging Systems, Inc. *                          197                        4,562
Herman Miller, Inc. *                                   655                       13,238
HON Industries, Inc. *                                  469                       14,304
Ikon Office Solutions, Inc.                           1,219                       10,849
Imagistics International, Inc. * (a)                    180                        4,644
Office Depot, Inc. *                                  2,596                       37,668
Office Max, Inc. *                                    1,014                        6,642
Staples, Inc. *                                       3,926                       72,042
The Standard Register Company * (a)                     231                        3,807
United Stationers, Inc. *                               273                        9,874
                                                                            ------------
                                                                                 222,710
PAPER - 0.32%
Boise Cascade Corp.                                     478                       11,424
Bowater, Inc. *                                         419                       15,692
Buckeye Technologies, Inc. *                            416                        2,829
Caseys General Stores, Inc. *                           413                        5,840
Chesapeake Corp. *                                      190                        4,151
FiberMark, Inc.                                         100                          468
Georgia-Pacific Corp. *                               2,077                       39,359
International Paper Company *                         3,950                      141,133
Louisiana-Pacific Corp.                                 956                       10,306
MeadWestvaco Corp. *                                  1,636                       40,409
P.H. Glatfelter Company *                               361                        5,325
Plum Creek Timber Company, Inc. *                     1,469                       38,121
Potlatch Corp. * (a)                                    284                        7,313
Rock-Tenn Company, Class A *                            291                        4,932
Temple-Inland, Inc. *                                   412                       17,679
Wausau-Mosinee Paper Corp. *                            602                        6,742
                                                                            ------------
                                                                                 351,723
PETROLEUM SERVICES - 3.45%
Atwood Oceanics, Inc. (a)                                96                        2,606
Baker Hughes, Inc. *                                  2,753                       92,418
BJ Services Company                                   1,305                       48,755
Cal Dive International, Inc. *                          319                        6,954

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                      VALUE
                                                     ------                      -----
PETROLEUM SERVICES - CONTINUED
ChevronTexaco Corp. *                                 8,895                 $    642,219
ConocoPhillips *                                      5,620                      307,976
Dawson Geophysical Company *                            176                        1,426
Diamond Offshore Drilling, Inc. * (a)                 1,053                       22,102
ENSCO International, Inc. *                           1,240                       33,356
Exxon Mobil Corp. *                                  55,991                    2,010,637
GlobalSantaFe Corp. *                                 1,894                       44,206
Grey Wolf, Inc. *                                     1,951                        7,882
Gulfmark Offshore, Inc. * (a)                           195                        3,292
Halliburton Company *                                 3,593                       82,639
Input/Output, Inc. *                                    393                        2,114
Kaneb Services, LLC * (a)                                81                        2,364
Key Energy Services, Inc.                             1,178                       12,628
Lone Star Technologies, Inc.                            231                        4,893
McDermott International, Inc.                           672                        4,254
Nabors Industries, Ltd. *                             1,191                       47,104
Newpark Resources, Inc.                                 752                        4,121
Noble Corp. *                                         1,059                       36,324
Oceaneering International, Inc.                         210                        5,365
Petroleum Development Corp. *                           375                        3,446
Premcor, Inc. *                                         429                        9,245
Pride International, Inc. *                           1,061                       19,968
Schlumberger, Ltd. *                                  4,840                      230,239
SEACOR SMIT, Inc. *                                     191                        6,970
Smith International, Inc. *                             807                       29,649
Superior Energy Services, Inc. *                        623                        5,906
Tesoro Petroleum Corp. * (a)                            620                        4,266
Tidewater, Inc. *                                       460                       13,510
Transocean, Inc. *                                    2,613                       57,408
Universal Compression Holdings, Inc. *                  247                        5,152
Varco International, Inc. *                             829                       16,248
Veritas DGC, Inc. *                                     284                        3,266
W-H Energy Services, Inc. *                             222                        4,325
                                                                            ------------
                                                                               3,835,233

PHARMACEUTICALS - 5.91%
aaiPharma, Inc. * (a)                                   319                        6,342
Abbott Laboratories,                                 13,022                      569,843
Abgenix, Inc. * (a),                                    700                        7,343
Able Laboratories, Inc. * (a)                           121                        2,396
Alexion Pharmaceuticals, Inc. * (a)                     185                        3,154
Alkermes, Inc. * (a)                                    658                        7,074
Allergan, Inc.                                        1,070                       82,497
American Pharmaceutical Partners, Inc. * (a)             77                        2,610
AmerisourceBergen Corp. *                               907                       62,900
Amylin Pharmaceuticals, Inc. * (a)                      826                       18,081
Barr Laboratories, Inc.                                 565                       37,008
Bentley Pharmaceuticals, Inc.                           191                        2,512
Biocryst Pharmaceuticals, Inc. *                        629                        2,289
Bristol-Myers Squibb Company *                       16,129                      437,902
Celgene Corp. * (a)                                     691                       21,006
CIMA Laboratories, Inc. * (a)                           169                        4,544
Connetics Corp. * (a)                                   270                        4,042
Cubist Pharmaceuticals, Inc. * (a)                      242                        2,580
Eli Lilly & Company *                                 9,352                      645,007
First Horizon Pharmaceutical Corp. * (a)                252                          995
Forest Laboratories, Inc. *                           3,018                      165,236
Gilead Sciences, Inc. *                               1,627                       90,429
Glycogenesys, Inc. * (a)                                100                           85
Hi-Tech Pharmacal Company, Inc. * (a)                    72                        2,908
ICN Pharmaceuticals, Inc.                               782                       13,106
Indevus Pharmaceuticals, Inc. *                         435                        2,714
Intrabiotics Pharmaceuticals *                            8                           32
Isis Pharmaceuticals, Inc. (a)                          559                        2,963
Ivax Corp. *                                          1,663                       29,685
King Pharmaceuticals, Inc. *                          2,044                       30,169
Ligand Pharmaceuticals, Inc., Class B * (a)             691                        9,391
Medicis Pharmaceutical Corp., Class A * (a)             226                       12,814
Merck & Company, Inc. *                              18,693                    1,131,861
Nabi Biopharmaceuticals (a)                             478                        3,279
Noven Pharmaceuticals, Inc. *                           285                        2,918
NPS Pharmaceuticals, Inc. * (a)                         329                        8,008
OSI Pharmaceuticals, Inc. * (a)                         417                       13,432
Pfizer, Inc. *                                       66,308                    2,264,418
Pharmaceutical Product Development, Inc. *              474                       13,618
Pharmaceutical Resources, Inc. *                        270                       13,138
Pharmacyclics, Inc. * (a)                               592                        2,806
Pozen, Inc. * (a)                                       271                        2,976
Regeneron Pharmaceuticals, Inc. * (a)                   370                        5,828
Salix Pharmaceuticals, Ltd. *                           191                        2,004
Schering-Plough Corp. *                              12,207                      227,050
Sepracor, Inc. *                                        748                       13,486
SICOR, Inc. *                                         1,050                       21,357
United Therapeutics Corp. * (a)                         197                        4,291
Vertex Pharmaceuticals, Inc. *                          729                       10,643
Vicuron Phamaceuticals, Inc. * (a)                      372                        5,275
ViroPharma, Inc. * (a)                                  619                        1,609
Watson Pharmaceuticals, Inc. *                          901                       36,373
Women First Healthcare, Inc. * (a)                      119                          126
Wyeth *                                              11,036                      502,690
XOMA, Ltd. * (a)                                        608                        3,241
                                                                            ------------
                                                                               6,570,084

PHOTOGRAPHY - 0.07%
Concord Camera Corp. * (a)                              407                        2,886
CPI Corp. *                                             147                        2,595
Eastman Kodak Company *                               2,410                       65,913
Lexar Media, Inc. *                                     554                        5,285
                                                                            ------------
                                                                                  76,679

PLASTICS - 0.01%
Spartech Corp. *                                        246                        5,218
                                                                            ------------

POLLUTION CONTROL - 0.04%
Republic Services, Inc. *                             1,310                       29,698
Stericycle, Inc. *                                      330                       12,698
                                                                            ------------
                                                                                  42,396

PUBLISHING - 0.54%
American Greetings Corp., Class A * (a)                 529                       10,390
Consolidated Graphics, Inc.                             113                        2,585
Courier Corp. *                                          56                        2,884
Gannett Company, Inc. *                               2,213                      169,980
Gemstar-TV Guide International, Inc. *                3,535                       17,993
Hollinger International, Inc., Class A *                842                        9,068
John Wiley & Son, Class A *                             529                       13,860
Mcclatchy Company, Class A *                            360                       20,743
McGraw-Hill Companies, Inc. *                         1,598                       99,076
Media General, Inc., Class A *                          176                       10,067
Meredith Corp. *                                        393                       17,292
Nelson Thomas, Inc. *                                   198                        2,475
Playboy Enterprises, Inc., Class B * (a)                276                        3,754
PRIMEDIA, Inc. * (a)                                  2,662                        8,119
Pulitzer, Inc. *                                         60                        2,965
Readers Digest Association, Inc., Class A *             923                       12,442
Scholastic Corp. * (a)                                  310                        9,232
The New York Times Company, Class A                   1,240                       56,420
Tribune Company *                                     2,523                      121,861
Value Line, Inc. *                                       78                        3,831
                                                                            ------------
                                                                                 595,037

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                      VALUE
                                                     ------                      -----
RAILROADS & EQUIPMENT - 0.32%
Burlington Northern Santa Fe Corp. *                 3,095                  $    88,022
CSX Corp. *                                          1,756                       52,838
Florida East Coast Indiana, Inc. * (a)                 310                        7,920
GATX Corp. * (a)                                       378                        6,180
Genesee & Wyoming, Inc., Class A * (a)                 135                        2,777
Greenbrier Company, Inc. * (a)                         203                        2,203
Kansas City Southern *                                 501                        6,027
Norfolk Southern Corp. *                             3,209                       61,613
PAM Transportation Services, Inc.                      100                        2,420
Union Pacific Corp. *                                2,091                      121,320
Wabtec Corp. *                                         373                        5,188
                                                                            -----------
                                                                                356,508

REAL ESTATE - 1.29%
Acadia Realty Trust, REIT *                            347                        3,172
Agree Realty Corp. *                                   199                        4,838
Alexander's, Inc., REIT *                               43                        3,590
Alexandria Real Estate Equities, Inc. *                129                        5,805
AMB Property Corp., REIT *                             607                       17,099
American Land Lease, Inc. *                            282                        4,738
American Mortgage Acceptance Co.                       190                        3,298
AmeriVest Properties, Inc. * (a)                       779                        4,877
Amli Residential Properties Trust, REIT *              171                        4,027
Anthracite Capital, Inc., REIT                         425                        5,125
Anworth Mortgage Asset Corp., REIT *                   229                        3,531
Apartment Investment & Management Company,
 Class A, REIT *                                       735                       25,431
Archstone-Smith Trust, REIT *                        1,430                       34,320
Arden Realty, Inc., REIT *                             438                       11,366
Atlantic Realty Trust, REIT *                          316                        3,887
Avalon Bay Communities, Inc., REIT *                   526                       22,429
Avatar Holdings, Inc. *                                100                        3,020
Banyan Strategic Realty Trust, REIT *                  300                           90
Bedford Property Investments, Inc.                     120                        3,408
Boston Properties, Inc., REIT *                        776                       33,989
Boykin Lodging Company, REIT *                         306                        2,387
Brandywine Realty Trust, REIT *                        330                        8,125
BRE Properties, Inc., Class A, REIT *                  319                       10,591
Brookfield Homes Corp. *                               256                        3,948
BRT Realty Trust, REIT *                               289                        4,638
Burnham Pacific Properties, Inc., REIT *               289                          171
California Coastal Communities, Inc. *                 507                        3,346
Camden Property Trust, REIT *                          287                       10,031
Capital Automotive, REIT *                             241                        6,746
CarrAmerica Realty Corp., REIT *                       352                        9,789
Catellus Development Corp. *                           725                       15,950
CBL & Associates Properties, Inc., REIT *              228                        9,804
CenterPoint Properties Corp., REIT *                   169                       10,334
Chateau Communities, Inc., REIT *                      208                        6,132
Chelsea Property Group, Inc., REIT *                   330                       13,302
Colonial Properties Trust SBI * (a)                    186                        6,545
Commercial Net Lease Realty, REIT *                    345                        5,948
Cornerstone Realty Income Trust, Inc., REIT *          689                        5,037
Corporate Office Properties Trust, REIT * (a)          200                        3,386
Correctional Properties Trust, REIT *                  187                        5,236
Corrections Corp. of America *                         222                        5,623
Cousins Properties, Inc. *                             348                        9,709
Crescent Real Estate Equities Company, REIT *          865                       14,368
Crown American Realty Trust, REIT *                    400                        4,296
Developers Diversified Realty Corp. *                  731                       20,790
Duke Realty Corp. *                                  1,101                       30,333
EastGroup Properties, Inc., REIT *                     100                        2,700
Entertainment Properties Trust, REIT *                 161                        4,629
Equity Inns, Inc., REIT *                              548                        3,781
Equity Office Properties Trust, REIT *               3,368                       90,970
Equity Residential, REIT *                           2,189                       56,805
Essex Property Trust, REIT *                           169                        9,675
Federal Realty Investment Trust, REIT *                392                       12,544
Felcor Lodging Trust, Inc., REIT * (a)                 444                        3,414
First Industrial Realty Trust, Inc., REIT *            320                       10,112
First Union Real Estate Equity & Mortgage
  Investments *                                      1,594                        2,885
Gables Residential Trust, REIT *                       174                        5,260
General Growth Properties, Inc., REIT *                482                       30,096
Getty Realty Corp., REIT *                             183                        4,085
Glenborough Realty Trust, Inc., REIT *                 165                        3,160
Glimcher Realty Trust *                                343                        7,683
Great Lakes REIT, Inc., REIT * (a)                     259                        4,144
Health Care Property Investors, Inc., REIT *           430                       18,210
Health Care REIT, Inc. *                               284                        8,662
Healthcare Realty Trust *                              313                        9,124
Heritage Property Investment Trust, Inc., REIT *       364                        9,857
Highwoods Properties, Inc. *                           443                        9,879
Home Properties of New York, Inc., REIT *              186                        6,555
Hospitality Properties Trust, SBI *                    443                       13,844
HRPT Properties Trust, REIT *                        1,176                       10,819
Innkeepers USA Trust, REIT *                           421                        2,863
Insignia Financial Group, Inc. *                       249                        2,766
Kilroy Realty Corp., REIT *                            207                        5,692
Kimco Realty Corp., REIT *                             810                       30,699
Koger Equity, Inc. *                                   204                        3,515
Kramont Realty Trust, REIT *                           239                        3,943
Lexington Corporate Property Trust, REIT *             200                        3,540
Liberty Property Trust, REIT *                         562                       19,445
LNR Property Corp. *                                   154                        5,760
LTC Properties, Inc., REIT *                           418                        3,992
Mack-California Realty Corp., REIT *                   401                       14,588
Manufactured Home Communities, Inc.                    210                        7,373
MeriStar Hospitality Corp., REIT *                     379                        1,948
MFA Mortgage Investments, Inc., REIT * (a)             406                        4,076
Mid-America Apartment Communities, Inc. *              156                        4,214
Mid-Atlantic Realty Trust, SBI *                       200                        4,188
Mission West Properties, Inc. *                        401                        4,559
Monmouth Real Estate Investment Corp.                  673                        4,724
National Health Investments, Inc., REIT * (a)          202                        3,668
Nationwide Health Properties, Inc., REIT *             467                        7,439
New Plan Excel Realty Trust, Inc. *                    707                       15,094
Newcastle Investment Corp., REIT *                     172                        3,368
Newhall Land & Farming Company, ADR                    203                        6,141
Novastar Financial, Inc. (a)                            94                        5,616
One Liberty Properties, Inc. *                         376                        6,317
Pan Pacific Retail Properties, Inc. *                  311                       12,238
Parkway Properties, Inc. *                              72                        3,028
Pennsylvania Real Estate Investment SBI * (a)          120                        3,594
Post Properties, Inc., REIT *                          230                        6,095
Prentiss Properties Trust, REIT *                      281                        8,427
Prologis *                                           1,445                       39,448
PS Business Parks, Inc., REIT *                        154                        5,436
Public Storage, Inc., REIT *                           992                       33,718
RAIT Investment Trust, REIT *                          179                        4,743
Ramco Gershenson Properties Trust, REIT *              123                        2,866
Realty Income Corp., REIT * (a)                        265                       10,091
Reckson Associates Realty Corp., REIT *                401                        8,365
Redwood Trust, Inc., REIT * (a)                        151                        6,026
Regency Centers Corp., REIT *                          459                       16,056
Rouse Company, REIT *                                  669                       25,489
Saul Centers, Inc. *                                   168                        4,301
Senior Housing Properties Trust, SBI * (a)             623                        8,448
Shurgard Storage Centers, Inc., Class A *              268                        8,865

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                      VALUE
                                                     ------                      -----
REAL ESTATE - CONTINUED
Simon Property Group, Inc., REIT *                    1,483                 $     57,881
Sizeler Property Investors, Inc., REIT *                468                        4,797
SL Green Realty Corp. *                                 217                        7,571
Sovran Self Storage, Inc. *                             100                        3,150
Stratus Properties, Inc. *                              100                          896
Summit Properties, Inc. *                               210                        4,336
Sun Communities, Inc., REIT *                           143                        5,620
Tanger Factory Outlet Centers, Inc., REIT * (a)         100                        3,308
Taubman Centers, Inc., REIT *                           410                        7,856
The Macerich Company, REIT *                            389                       13,666
The Mills Corp., REIT (a)                               320                       10,736
The St. Joe Company *                                   656                       20,467
Town & Country Trust SBI *                              150                        3,487
Trammell Crow Company *                                 378                        4,011
Transcontinental Realty Investors, Inc., REIT *         192                        2,822
Trizec Properties, Inc., REIT *                       1,197                       13,610
United Capital Corp. *                                   56                        1,949
United Dominion Realty Trust, Inc., REIT *              909                       15,653
United Mobile Homes, Inc. *                             398                        6,034
United States Restaurant Properties, Inc. * (a)         270                        4,239
Universal Health Realty Income Trust *                  103                        2,781
Urstadt Biddle Properties, Inc. *                       389                        5,003
Ventas, Inc., REIT *                                    677                       10,257
Vornado Operating Company *                             149                           89
Vornado Realty Trust, REIT *                            878                       38,281
W. P. Carey & Company LLC *                             250                        7,485
Washington REIT, REIT *                                 288                        7,834
Weingarten Realty Investors, REIT *                     396                       16,592
Winston Hotels, Inc., REIT * (a)                        414                        3,382
                                                                            ------------
                                                                               1,430,053

RETAIL GROCERY - 0.46%
7 Eleven, Inc. *                                        862                        9,094
Albertsons, Inc. *                                    3,106                       59,635
Arden Group, Inc. *                                      48                        2,832
Fresh Brands, Inc. *                                    113                        1,571
Ingles Markets, Inc.                                    270                        2,727
Nash-Finch Company                                      100                        1,665
Pathmark Stores, Inc. *                                 213                        1,630
Ruddick Corp. *                                         388                        6,099
Safeway, Inc. *                                       3,652                       74,720
SUPERVALU, Inc. *                                     1,149                       24,497
Sysco Corp. *                                         5,445                      163,568
The Great Atlantic & Pacific Tea Company,
 Inc. * (a)                                             325                        2,860
The Kroger Company *                                  6,325                      105,501
United Natural Foods, Inc. *                            158                        4,446
Weis Markets, Inc. *                                    219                        6,793
Whole Foods Market, Inc. *                              498                       23,670
Wild Oats Markets, Inc. *                               266                        2,899
Willamette Valley Vineyard, Inc. * (a)                  498                          687
Winn-Dixie Stores, Inc. * (a)                         1,213                       14,932
                                                                            ------------
                                                                                 509,826

RETAIL TRADE - 4.96%
99 Cents Only Stores * (a)                              624                       21,416
A.C. Moore Arts & Crafts, Inc. * (a)                    165                        3,305
Aaron Rents, Inc., Class B *                            167                        4,315
Abercrombie & Fitch Company, Class A                    818                       23,239
Aeropostale, Inc. *                                     286                        6,143
American Eagle Outfitters, Inc. *                       572                       10,365
AnnTaylor Stores Corp. *                                403                       11,667
Asbury Automotive Group, Inc. (a)                       280                        3,774
Barnes & Noble, Inc. *                                  576                       13,277
Barnesandnoble.com, Inc., Class A (a)                 1,425                        3,320
Bebe Stores, Inc. * (a)                                 218                        4,170
Bed Bath & Beyond, Inc.                               2,442                       94,774
Best Buy Company, Inc. *                              2,673                      117,398
Big 5 Sporting Goods Corp. *                            207                        2,594
Big Lots, Inc. *                                        967                       14,544
BJ's Wholesale Club, Inc. *                             549                        8,268
Blue Rhino Corp. * (a)                                  162                        1,942
Bombay Company, Inc. *                                  306                        3,253
Borders Group, Inc. *                                   636                       11,200
Burlington Coat Factory Warehouse Corp. *               363                        6,498
CarMax, Inc. *                                          894                       26,954
Cato Corp., Class A *                                   222                        4,680
Charlotte Russe Holding, Inc. * (a)                     270                        2,786
Charming Shoppes, Inc. * (a)                            878                        4,364
Chico's FAS, Inc. *                                     688                       14,482
Childrens Place Retail Stores, Inc. *                   219                        4,349
Christopher & Banks Corp. *                             216                        7,990
Circuit City Stores-Circuit City Group *              1,932                       17,002
Claire's Stores, Inc. *                                 429                       10,879
Coldwater Creek, Inc. * (a)                             159                        1,960
Cost Plus, Inc. *                                       186                        6,633
Costco Wholesale Corp. *                              3,783                      138,458
CSS Industries, Inc. * (a)                               70                        2,699
CVS Corp. *                                           3,255                       91,238
Daisytek International Corp. *                          100                            7
Deb Shops, Inc. *                                       125                        2,350
Dicks Sporting Goods, Inc. *                            103                        3,778
Dillard's, Inc., Class A *                              642                        8,648
Dollar General Corp. *                                2,769                       50,562
Dollar Tree Stores, Inc. *                              977                       31,000
Electronics Boutique Holdings Corp. * (a)               219                        5,061
Family Dollar Stores, Inc. *                          1,414                       53,944
Federated Department Stores, Inc. *                   1,549                       57,081
Finish Line, Inc. *                                     155                        3,443
First Cash Financial Services *                         157                        2,231
Foot Locker, Inc. *                                   1,255                       16,629
Footstar, Inc. *                                        248                        3,224
Fossil, Inc. * (a)                                      392                        9,236
Fred's, Inc., Class A * (a)                             238                        8,849
Friedmans, Inc., Class A * (a)                          191                        2,172
Galyan's Trading, Inc. * (a)                            159                        2,280
GameStop Corp. *                                        183                        2,364
Gart Sports Company * (a)                               104                        2,949
Genesco, Inc. * (a)                                     214                        3,788
Group 1 Automotive, Inc. * (a)                          189                        6,126
Guitar Center, Inc. (a)                                 191                        5,539
Hancock Fabrics, Inc. (a)                               167                        2,697
Hanover Direct, Inc. *                                  700                          196
Haverty Furniture Companies, Inc. *                     231                        4,043
Hibbett Sporting Goods, Inc. *                           99                        3,261
Home Depot, Inc. *                                   19,346                      640,740
Hot Topic, Inc. *                                       250                        6,728
J. C. Penney Company, Inc.                            2,220                       37,407
J. Jill Group, Inc. *                                   170                        2,863
Jo Ann Stores, Inc. * (a)                               167                        4,225
Kenneth Cole Productions, Inc., Class A * (a)           160                        3,118
Kmart Corp.                                           2,390                          194
Kohl's Corp. *                                        2,795                      143,607
Limited Brands, Inc.                                  4,321                       66,976
Linens'n Things, Inc. *                                 402                        9,491
Longs Drug Stores Corp. (a)                             307                        5,096
Lowe's Companies, Inc. *                              6,493                      278,874
May Department Stores Company *                       2,357                       52,467
Michael's Stores, Inc. *                                591                       22,493
MSC Industrial Direct Company, Inc., Class A *          282                        5,048

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                      VALUE
                                                     ------                      -----
RETAIL TRADE - CONTINUED
Nordstrom, Inc. (a)                                   1,165                 $     22,741
Pacific Sunwear of California, Inc.                     401                        9,660
Payless ShoeSource, Inc. *                              526                        6,575
Pep Boys-Manny, Moe & Jack * (a)                        419                        5,661
Petco Animal Supplies Inc. *                            126                        2,739
PETsMART, Inc. *                                      1,239                       20,654
Pier 1 Imports, Inc. *                                  826                       16,850
RadioShack Corp. *                                    1,420                       37,360
Regis Corp. *                                           326                        9,470
Rent-A-Center, Inc. *                                   278                       21,075
Rite Aid Corp. * (a)                                  4,623                       20,572
Ross Stores, Inc. *                                     662                       28,294
Saks, Inc. *                                          1,313                       12,736
School Specialty, Inc. * (a)                            192                        5,464
Sears, Roebuck & Company *                            2,619                       88,103
Sharper Image Corp. * (a)                               120                        3,272
Shoe Carnival, Inc. *                                   128                        1,889
Shopko Stores, Inc. * (a)                               239                        3,107
Sonic Automative, Inc. * (a)                            239                        5,237
Stein Mart, Inc. *                                      501                        3,001
Steven Madden, Ltd. *                                   122                        2,664
Talbots, Inc. *                                         473                       13,930
Target Corp. *                                        7,556                      285,919
The Buckle, Inc. * (a)                                  191                        3,673
The Dress Barn, Inc.                                    311                        3,940
The Gap, Inc. *                                       7,330                      137,511
The Mens Wearhouse, Inc. *                              321                        7,014
The Neiman Marcus Group, Inc., Class A                  407                       14,896
The Sports Authority, Inc. *                            282                        3,017
The TJX Companies, Inc. *                             4,344                       81,841
The Wet Seal, Inc., Class A *                           403                        4,304
The Yankee Candle, Inc. *                               446                       10,356
Tiffany & Company *                                   1,215                       39,706
Too, Inc. * (a)                                         359                        7,270
Tractor Supply Company * (a)                            151                        7,210
Tuesday Morning Corp. *                                 344                        9,047
United Rentals, Inc. *                                  646                        8,973
Urban Outfitters, Inc. * (a)                            159                        5,708
ValueVision Media, Inc., Class A *                      347                        4,730
Wal-Mart Stores, Inc. *                              36,728                    1,971,192
Walgreen Company *                                    8,529                      256,723
Williams-Sonoma, Inc. *                                 998                       29,142
Zale Corp. *                                            260                       10,400
                                                                            ------------
                                                                               5,514,347

SANITARY SERVICES - 0.19%
Allied Waste Industries, Inc. *                       1,771                       17,799
Artesian Resources Corporation, Class A * (a)            63                        2,268
Casella Waste Systems, Inc., Class A *                  220                        1,987
Ecolab, Inc. *                                        2,124                       54,374
Ionics, Inc. * (a)                                      110                        2,459
Waste Connections, Inc. *                               227                        7,956
Waste Management, Inc. *                              4,938                      118,956
                                                                            ------------
                                                                                 205,799

SEMICONDUCTORS - 2.67%
Actel Corp. * (a),                                      195                        3,997
Advanced Energy Industries, Inc. * (a)                  319                        4,546
Advanced Micro Devices, Inc. (a)                      2,971                       19,044
Agere Systems, Inc., Class A *                       13,925                       32,445
Altera Corp. *                                        3,150                       51,660
American Superconductor Corp. * (a)                     457                        2,664
Amkor Technology, Inc. * (a)                          1,467                       19,276
Analog Devices, Inc. *                                3,012                      104,878
Applied Materials, Inc.                              13,682                      216,996
Applied Micro Circuits Corp. *                        2,389                       14,453
Asyst Technologies, Inc. *                              465                        3,111
Atmel Corp.                                           4,267                       10,795
ATMI, Inc. * (a)                                        247                        6,168
Axcelis Technologies, Inc. *                            864                        5,288
AXT, Inc. *,                                            100                          117
Broadcom Corp., Class A *                             2,282                       56,845
ChipPac, Inc., Class A * (a)                            873                        6,696
Cirrus Logic, Inc. *                                  1,026                        4,125
Conexant Systems, Inc.                                2,442                       10,012
Credence Systems Corp. *                                541                        4,582
Cree, Inc. * (a)                                        593                        9,654
Cymer, Inc. * (a)                                       274                        8,771
Cypress Semiconductor Corp. (a)                       1,126                       13,512
DSP Group, Inc. *                                       222                        4,780
Electroglas, Inc. * (a)                               1,067                        1,398
Emulex Corp. *                                          744                       16,941
ESS Technology, Inc. *                                  421                        4,105
Exar Corp. *                                            319                        5,050
Fairchild Semiconductor Corp., Class A *                916                       11,716
Genus, Inc. * (a)                                       150                          405
GlobespanVirata, Inc. *                               1,117                        9,215
Integrated Circuit Systems, Inc. *                      618                       19,424
Integrated Device Technology, Inc.                      857                        9,470
Intel Corp. *                                        55,062                    1,144,409
Intergrated Electrical Services, Inc. *                 489                        3,545
International Rectifier Corp. *                         578                       15,502
Intersil Corp., Class A *                             1,161                       30,894
KLA-Tencor Corp. *                                    1,563                       72,664
Kopin Corp. * (a)                                       632                        3,868
Kulicke & Soffa Industries, Inc. *                      520                        3,323
Lam Research Corp. *                                  1,099                       20,013
Lattice Semiconductor Corp.                             888                        7,308
Linear Technology Corp. *                             2,576                       82,973
LSI Logic Corp. *                                     3,190                       22,585
LTX Corp. *                                             452                        3,896
Maxim Integrated Products, Inc. *                     2,665                       91,116
MEMC Electronic Materials, Inc. *                     1,744                       17,091
Micrel, Inc. *                                          734                        7,626
Microchip Technology, Inc. *                          1,695                       41,527
Micron Technology, Inc. *                             5,015                       58,324
Microsemi Corp. *                                       323                        5,168
MKS Instruments, Inc. * (a)                             412                        7,445
Monolithic System Technology, Inc. * (a)                255                        2,310
Multilink Technology Corp. * (a)                         40                          108
Mykrolis Corp. *                                        509                        5,166
National Semiconductor Corp. *                        1,512                       29,817
Novellus Systems, Inc. *                              1,238                       45,337
NVIDIA Corp. *                                        1,333                       30,672
Oak Technology, Inc. *                                  560                        3,478
Omnivision Technologies, Inc. * (a)                     193                        6,022
ON Semiconductor Corp. *                              1,978                        5,341
Pericom Semiconductor Corp. *                           212                        1,972
Photronics, Inc. * (a)                                  256                        4,467
Pioneer Standard Electronics, Inc. * (a)                337                        2,858
PLX Technology, Inc. * (a)                              581                        2,289
Power Integrations, Inc. *                              237                        5,764
QLogic Corp. *                                          787                       38,036
Quicklogic Corp. *                                      635                        2,045
Rambus, Inc. *                                          853                       14,134
Rudolph Technologies, Inc. * (a)                        147                        2,346
Semtech Corp. *                                         598                        8,516
Silicon Image, Inc. *                                   553                        3,086
Silicon Laboratories, Inc. * (a)                        392                       10,443
Siliconix, Inc. * (a)                                   248                        8,953

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                      VALUE
                                                     ------                      -----
SEMICONDUCTORS - CONTINUED
Skyworks Solutions, Inc. * (a)                        1,336                 $      9,045
Teradyne, Inc. *                                      1,582                       27,384
Texas Instruments, Inc. *                            14,367                      252,859
Therma-Wave, Inc. * (a)                               1,291                        2,685
TranSwitch Corp. *                                    2,059                        2,800
Triquint Semiconductor, Inc. *                        1,127                        4,688
Ultratech Stepper, Inc. *                               221                        4,086
Varian Semiconductor Equipment Associates,
  Inc. *                                                273                        8,124
Veeco Instruments, Inc. * (a)                           232                        3,951
Vitesse Semiconductor Corp. *                         1,885                        9,274
White Electronic Designs Corp. *                        372                        3,939
Xilinx, Inc. *                                        2,784                       70,463
Zoran Corp. * (a)                                       223                        4,284
                                                                            ------------
                                                                               2,968,158
SHIPBUILDING - 0.00%
Todd Shipyards Corp. *                                  233                        3,821
                                                                            ------------

SOFTWARE - 3.47%
Acclaim Entertainment, Inc. * (a)                     1,609                        1,094
Activision, Inc.                                        942                       12,171
Adobe Systems, Inc. *                                 1,918                       61,510
Advent Software, Inc. * (a)                             259                        4,380
Altiris, Inc. * (a)                                     165                        3,308
America Online Latin America, Inc., Class A *           733                          441
ANSYS, Inc. *                                           168                        5,225
Applied Digital Solutions, Inc. *                       200                          120
Ascential Software Corp. * (a)                          491                        8,072
Autodesk, Inc. *                                        921                       14,883
Avid Technology, Inc. * (a)                             215                        7,540
BARRA, Inc. (a)                                         185                        6,605
BEA Systems, Inc.                                     3,438                       37,337
BMC Software, Inc.                                    1,953                       31,892
Borland Software Corp. *                                754                        7,367
Brocade Communications Systems, Inc. *                2,160                       12,722
Bsquare Corp. *                                       1,743                        1,429
Carreker Corp. * (a)                                    501                        2,295
CCC Information Services Group, Inc. *                  224                        3,248
CIBER, Inc. *                                           825                        5,792
Citrix Systems, Inc. *                                1,443                       29,379
Computer Associates International, Inc. *             4,779                      106,476
Compuware Corp. *                                     3,293                       19,001
Concord Communications, Inc. *                          160                        2,197
Concur Technologies, Inc. * (a)                         309                        3,112
Datatec Systems, Inc. * (a)                           1,358                        1,467
Dendrite International, Inc. *                          324                        4,173
Digital Generation Systems, Inc. *                      903                        1,734
Documentum, Inc. * (a)                                  472                        9,284
Electronic Arts, Inc. *                               1,185                       87,678
Entegris, Inc. *                                        697                        9,368
Epiq Systems, Inc. * (a)                                145                        2,490
eResearch Technology, Inc. * (a)                        186                        4,122
Exult, Inc. * (a)                                       869                        7,447
Group 1 Software, Inc. *                                137                        2,511
HPL Technologies, Inc. * (a)                            443                           89
Hyperion Solutions Corp. * (a)                          332                       11,208
Igate Corp. *                                           802                        2,783
Informatica Corp. *                                     678                        4,685
InfoUSA, Inc. *                                         632                        5,119
Intermediate Telephone, Inc. *                          208                        4,414
Intuit, Inc. *                                        1,707                       76,013
J.D. Edwards & Company                                1,087                       15,577
JDA Software Group, Inc. *                              253                        2,831
Keane, Inc. * (a)                                       573                        7,810
Lightspan, Inc. *                                       272                          184
Macrovision Corp.                                       392                        7,809
Magma Design Automation, Inc. * (a)                     244                        4,185
Manhattan Associates, Inc. *                            233                        6,051
Mantech International Corp. *                           132                        2,532
Manugistics Group, Inc. * (a)                           772                        3,173
McDATA Corp., Class A *                               1,062                       15,580
MCSI, Inc. * (a)                                         27                            2
Mercator Software, Inc. * (a)                         1,262                        1,880
Mercury Interactive Corp. *                             702                       27,104
Micromuse, Inc. *                                       613                        4,898
Microsoft Corp.                                      88,977                    2,278,701
MicroStrategy, Inc. * (a)                                80                        2,914
Midway Games, Inc. * (a)                                513                        1,862
MRO Software, Inc. *                                    295                        2,546
MSC Software Corp. * (a)                                318                        2,143
NetIQ Corp. * (a)                                       553                        8,549
NMS Communications Corp. (a)                            280                          552
Novell, Inc. *                                        2,915                        8,978
NYFIX, Inc. (a)                                         424                        2,692
Onyx Software Corp. * (a)                               173                          168
Opnet Technologies, Inc. *                              199                        2,426
Opsware, Inc. * (a)                                     637                        2,561
Oracle Corp. *                                       43,836                      526,909
Packeteer, Inc. * (a)                                   253                        3,939
Parametric Technology Corp. *                         2,263                        6,902
PDF Solutions, Inc. * (a)                               216                        2,495
Pegasystems, Inc. *                                     270                        1,990
PeopleSoft, Inc. *                                    2,599                       45,716
Peregrine Systems, Inc. *                             1,130                          446
Pfsweb, Inc. *                                          181                          116
Pomeroy Computer Resources, Inc. * (a)                  289                        3,196
Progress Software Corp. *                               278                        5,763
Qad Inc. *                                              340                        2,523
Red Hat, Inc.                                         1,555                       11,771
Saba Software, Inc. * (a)                                99                          450
Scansoft, Inc. * (a)                                    543                        2,948
Secure Computing Corp. * (a)                            378                        3,300
Seebeyond Technology Corp. *                            995                        2,298
Selectica, Inc. *                                       763                        2,419
Serena Software, Inc. * (a)                             342                        7,141
Siebel Systems, Inc. *                                4,016                       38,313
SkillSoft PLC *                                         374                        1,889
Speechworks International, Inc. * (a)                   663                        3,116
SPSS, Inc. *                                            164                        2,745
SS&C Technologies, Inc. *                               131                        2,089
Syntel, Inc. * (a)                                      327                        5,144
Take-Two Interactive Software, Inc. *                   366                       10,372
THQ, Inc. * (a)                                         315                        5,670
TR Systems, Inc. *                                      100                           89
Tradestation Group, Inc. * (a)                          358                        3,673
Transaction Systems Architects, Inc., Class A *         349                        3,127
Tyler Technologies, Inc. *                              632                        2,686
Ulticom, Inc. *                                         528                        5,016
Verint Systems, Inc. * (a)                              189                        4,802
VERITAS Software Corp. *                              3,419                       98,023
Viewpoint Corp. * (a)                                   184                          208
Virage, Inc. *                                          119                          100
Vitria Technology, Inc. * (a)                           566                        3,243
Worldport Communications, Inc. *                        212                           91
                                                                            ------------
                                                                               3,856,607

STEEL - 0.09%
Alaska Steel Holding Corp. *                            814                        2,947
Allegheny Technologies, Inc. *                          628                        4,145

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES                      VALUE
                                                     ------                      -----
STEEL - 0.09%
Bethleham Steel Corp. *                                 612                 $         11
Carpenter Technology Corp. *                            227                        3,541
Gibraltar Steel Corp. * (a)                             194                        3,973
NS Group, Inc.                                          318                        3,100
Nucor Corp.                                             647                       31,606
Reliance Steel & Aluminum Company *                     344                        7,121
Ryerson Tull, Inc. *                                    333                        2,924
Steel Dynamics, Inc. * (a)                              381                        5,220
Texas Industries, Inc. *                                185                        4,403
United States Steel Corp. *                             898                       14,700
WHX Corp. * (a)                                          33                           69
Worthington Industries, Inc. *                          802                       10,747
                                                                            ------------
                                                                                  94,507

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.60%
ADC Telecommunications, Inc. * (a)                    6,828                       15,896
ADTRAN, Inc. * (a)                                      336                       17,143
Advanced Fibre Communications, Inc. *                   671                       10,917
Airnet Commerce Corp. *                                 166                          179
Allegiance Telecom, Inc. * (a)                          469                           26
American Tower Corp., Class A *                       1,655                       14,647
Andrew Corp. (a)                                        965                        8,878
Arris Group, Inc. * (a)                                 637                        3,160
Aspect Communications, Inc. *                           695                        2,690
AT&T Latin America Corp. *                              241                           31
Avaya, Inc.                                           3,102                       20,039
Brightpoint, Inc. * (a)                                  40                          492
Carrier Access Corp. *                                1,124                        2,450
CellStar Corp. *                                        299                        1,175
Choice One Communications, Inc. *                       161                           52
CIENA Corp. *                                         3,658                       18,985
Citizens Communications Company * (a)                 2,373                       30,588
Commonwealth Telephone Enterprises, Inc., (CTE) *       189                        8,310
Commscope, Inc. *                                       584                        5,548
Comverse Technology, Inc. *                           1,565                       23,522
Corning, Inc. * (a)                                   9,968                       73,664
Corvis Corp. *                                        3,562                        5,343
Cosine Communications, Inc. * (a)                        94                          571
Crown Castle International Corp.                      1,836                       14,266
CT Communications, Inc. *                               271                        2,913
Digital Lightwave, Inc. *                             1,745                        1,885
Finisar Corp. * (a)                                   2,216                        3,435
General Communication, Inc. *                           540                        4,676
Harmonic, Inc. * (a)                                    720                        2,930
Ibasis, Inc. (a)                                        178                          239
IDT Corp.                                               219                        3,920
Inet Technologies, Inc. *                               439                        4,377
Infonet Services Corp., Class B *                     3,023                        4,807
InterDigital Communication Corp.  (a)*                  454                       10,610
Intrado, Inc. * (a)                                     144                        2,274
J2 Global Communications, Inc. * (a)                     88                        4,046
JDS Uniphase Corp. *                                 11,758                       41,271
Kvh Industries, Inc. *                                  106                        2,621
Latitude Communications, Inc. *                       1,082                        2,013
Level 3 Communications, Inc. * (a)                    3,855                       25,597
Liberty Satellite & Technology *                        311                        2,177
Loral Space & Communications, Ltd. * (a)                241                          735
Lucent Technologies, Inc. *                          34,439                       69,911
Mastec, Inc. * (a)                                      425                        2,448
MCK Communications, Inc.                              1,012                        2,611
Motorola, Inc. *                                     19,120                      180,302
MRV Communications, Inc. * (a)                          950                        1,909
Network Equipment Technologies, Inc. *                  194                        1,633
New Focus, Inc. *                                       863                        3,228
Newport Corp. *                                         315                        4,662
NTL, Inc. *                                             466                       15,900
Pac-West Telecomm, Inc. *                               182                          135
PanAmSat Corp. * (a)                                  1,272                       23,443
Persistence Software, Inc. *                             10                           37
Plantronics, Inc. *                                     385                        8,343
Powerwave Technologies, Inc. *                          706                        4,427
Price Communications Corp. *                            412                        5,319
Proxim Corp., Class A *                               1,125                        1,643
PTEK Holdings, Inc. *                                   550                        2,667
QUALCOMM, Inc. *                                      6,554                      234,305
RCN Corp. * (a)                                       1,335                        2,643
REMEC, Inc. *                                           491                        3,417
Savvis Communications Corp. *                           300                          270
SBA Communications Corp. * (a)                          864                        2,627
SBC Communications, Inc. *                           27,621                      705,717
Scientific-Atlanta, Inc. *                            1,301                       31,016
Sonus Networks, Inc. * (a)                            2,083                       10,477
Stratex Networks, Inc. *                                922                        2,950
Sunrise Telecom, Inc. *                                 411                          727
SureWest Communications * (a)                           129                        3,902
Symmetricom, Inc. *                                     548                        2,411
Tekelec *                                               493                        5,571
Tellabs, Inc. *                                       3,590                       23,586
Time Warner Telecom, Inc., Class A * (a)                380                        2,421
TippingPoint Technologies, Inc. *                       198                        1,567
Tollgrade Communications, Inc. * (a)                    130                        2,424
Touch America Holdings, Inc. *                          543                           36
Triton PCS Holdings, Inc., Class A *                    465                        2,348
Tut Systems, Inc. * (a)                                 723                        2,849
UTStarcom, Inc. * (a)                                    84                        2,988
Westell Technologies, Inc., Class A * (a)               510                        4,411
                                                                            ------------
                                                                               1,776,379

TELEPHONE - 1.66%
Alltel Corp.                                          2,560                      123,443
AT&T Corp.                                            6,386                      122,931
Atlantic Tele-Network, Inc.                             161                        3,589
BellSouth Corp. *                                    15,481                      412,259
Centennial Communications Corp., Class A *            1,217                        4,868
CenturyTel, Inc. *                                    1,174                       40,914
Cincinnati Bell, Inc. * (a)                           2,069                       13,862
Dobson Communications Corp., Class A *                  551                        3,003
Harris Corp. *                                          541                       16,257
Hickory Tech Corp. * (a)                                266                        2,979
North Pittsburgh Systems, Inc. * (a)                    217                        3,270
Primus Telecommunications Group, Inc. * (a)             596                        3,064
Qwest Communications International, Inc. *           14,063                       67,221
Sprint Corp. (FON Group) *                            7,421                      106,862
TALK America Holdings, Inc. * (a)                       267                        2,913
U.S. Cellular Corp. *                                   719                       18,299
Verizon Communications, Inc. *                       22,749                      897,448
                                                                            ------------
                                                                               1,843,182

TIRES & RUBBER - 0.02%
Bandag, Inc. *                                          158                        5,889
Cooper Tire & Rubber Company *                          563                        9,903
Goodyear Tire &  Rubber Company * (a)                 1,636                        8,589
Myers Indiana, Inc.                                     312                        2,964
                                                                            ------------
                                                                                  27,345

TOBACCO - 0.79%
Altria Group, Inc. *                                 17,203                      781,704
Dimon, Inc. *                                           422                        3,030
R.J. Reynolds Tobacco Holdings, Inc. *                  694                       25,824
Schweitzer Mauduit International, Inc. *                116                        2,800
Standard Commercial Corp. * (a)                         172                        2,924

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                             SHARES                 VALUE
                                                             ------              ------------
TOBACCO - CONTINUED
Universal Corp. *                                               208              $      8,798
UST, Inc. *                                                   1,388                    48,622
Vector Group, Ltd. * (a)                                        309                     5,408
                                                                                 ------------
                                                                                      879,110
TOYS, AMUSEMENTS & SPORTING GOODS - 0.12%
Hasbro, Inc. *                                                1,494                    26,130
Jakks Pacific, Inc. * (a)                                       229                     3,044
Marval Enterprises, Inc. * (a)                                  583                    11,135
Mattel, Inc. *                                                3,628                    68,642
Russ Berrie & Company, Inc. *                                   181                     6,608
Toys R Us, Inc. *                                             1,875                    22,725
                                                                                 ------------
                                                                                      138,284
TRANSPORTATION - 0.18%
Airborne, Inc. *                                                395                     8,256
Alexander & Baldwin, Inc. *                                     313                     8,304
C. H. Robinson Worldwide, Inc. *                                675                    24,003
General Maritime Corp. * (a)                                    307                     3,116
Harley-Davidson, Inc. *                                       2,512                   100,128
Heartland Express, Inc. *                                       476                    10,591
J.B. Hunt Transport Services, Inc.                              317                    11,967
Kirby Corp. *                                                   202                     5,696
Marten Transport, Ltd. *                                        111                     2,986
Offshore Logistics, Inc. *                                      189                     4,111
Overseas Shipholding Group, Inc. *                              279                     6,141
Pacer International,  Inc. *                                    309                     5,828
RailAmerica, Inc. *                                             321                     2,712
SCS Transportation, Inc. *                                      188                     2,374
                                                                                 ------------
                                                                                      196,213
TRAVEL SERVICES - 0.08%
Ambassadors Group, Inc. * (a)                                   235                     3,283
Expedia, Inc. *                                                 678                    51,989
Pegasus Systems, Inc. * (a)                                     240                     3,900
Sabre Holdings Corp. *                                        1,193                    29,407
                                                                                 ------------
                                                                                       88,579
TRUCKING & FREIGHT - 0.84%
Arkansas Best Corp. (a)                                         214                     5,091
CNF Transportation, Inc. *                                      399                    10,127
Covenant Transport, Inc. *                                      124                     2,108
EGL, Inc. *                                                     391                     5,943
Expeditores International of Washington, Inc. *                 889                    30,795
Fedex Corp. *                                                 2,481                   153,896
First Aviation Services, Inc. *                                 297                     1,132
Forward Air Corp. *                                             189                     4,795
Knight Transportation, Inc. *                                   310                     7,719
Landstar Systems, Inc. *                                        152                     9,553
Navistar International Corp. *                                  592                    19,317
Old Dominion Freight Lines Inc. *                               155                     3,340
OMI Corp. *                                                     638                     3,930
Oshkosh Truck Corp. *                                           135                     8,008
Plains All American Pipeline, LP * (a)                          421                    13,253
Roadway Express, Inc. * (a)                                     162                     4,622
Ryder Systems, Inc. *                                           515                    13,194
Swift Transportation, Inc. *                                    672                    12,513
Terex Corp. *                                                   465                     9,077
United Parcel Service, Inc., Class B *                        9,343                   595,149
USF Corp. *                                                     219                     5,906
Werner Enterprises, Inc. *                                      518                    10,982
Yellow Corp. *                                                  245                     5,672
                                                                                 ------------
                                                                                      936,122
TOTAL COMMON STOCK
(Cost: $112,436,797)                                                             $ 94,331,992
                                                                                 ------------
WARRANTS - 0.00%
BANKING - 0.00%
Dime Bancorp, Inc. *, (Expiration
date 11/22/2005; strike price
  $0.16)                                                        300              $         45
                                                                                 ------------
TOTAL WARRANTS
(Cost: $105)                                                                     $         45
                                                                                 ------------

                                                          PRINCIPAL
                                                            AMOUNT                  VALUE
                                                          ----------             ------------
SHORT TERM INVESTMENTS - 13.13%
Navigator Securities Lending Trust, 1.14%                 $4,896,052             $  4,896,052
Federal Home Loan Bank
  Consolidated Discount Note,
  0.98% due 08/20/2003                                    $4,000,000                3,994,000
Federal Home Loan Mortgage
  Discount Note, 1.14% due
  07/03/2003                                               4,600,000                4,599,708
U.S. Treasury Bills
  1.12% due 07/10/2003 ****                                  100,000                   99,972
  0.76% due 07/03/2003 - 09/25/2003 ****                     300,000                  299,631
  0.79% due 08/14/2003                                       100,000                   99,875
  0.80% due 07/24/2003 ****                                  600,000                  599,569
                                                                                 ------------
                                                                                 $ 14,588,807
REPURCHASE AGREEMENTS - 1.95%
Repurchase Agreement with
  State Street Corp., dated
  06/30/2003 at 0.92% to be
  repurchased at $2,162,055
  on 07/01/2003, collateralized
  by $1,500,000 U.S. Treasury
  Bonds, 8.125% due 08/15/2019
  (valued at $2,206,875 including
  interest).                                               2,162,000             $  2,162,000
                                                                                 ------------
TOTAL INVESTMENTS (TOTAL STOCK MARKET
INDEX TRUST) (Cost: $129,187,708)                                                $111,082,844
                                                                                 ============

500 INDEX TRUST

                                                              SHARES                 VALUE
                                                              ------              -----------
COMMON STOCK - 96.40%
ADVERTISING - 0.22%
Monster Worldwide, Inc. * (a)                                 10,595              $   209,039
Omnicom Group, Inc. *                                         18,434                1,321,718
The Interpublic Group of Companies, Inc. *                    38,054                  509,163
                                                                                  -----------
                                                                                    2,039,920
AEROSPACE - 1.74%
General Dynamics Corp. *                                      19,391                1,405,847
Goodrich Corp. *                                              11,198                  235,158
Honeywell International, Inc.                                 83,892                2,252,500
Lockheed Martin Corp. *                                       44,049                2,095,411
Northrop Grumman Corp.                                        17,898                1,544,418
Raytheon Company *                                            40,151                1,318,559
Rockwell Collins, Inc. *                                      17,109                  421,395
Textron, Inc. * (a)                                           13,431                  524,078
The Boeing Company                                            82,253                2,822,923
United Technologies Corp. *                                   45,764                3,241,464
                                                                                  -----------
                                                                                   15,861,753

AGRICULTURE - 0.06%
Monsanto Company *                                            25,732                  556,840
                                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES                VALUE
                                                             -------             -----------
AIR TRAVEL - 0.16%
Delta Air Lines, Inc. * (a)                                   11,758             $   172,607
Southwest Airlines Company *                                  76,274               1,311,913
                                                                                 -----------
                                                                                   1,484,520

ALUMINUM - 0.23%
Alcoa, Inc. *                                                 82,605               2,106,427
                                                                                 -----------

APPAREL & TEXTILES - 0.36%
Cintas Corp. *                                                16,696                 591,706
Jones Apparel Group, Inc. *                                   12,282                 359,371
Liz Claiborne, Inc. *                                         10,683                 376,576
NIKE, Inc., Class B                                           25,790               1,379,507
Reebok International, Ltd. * (a)                               5,714                 192,162
V.F. Corp. *                                                  10,865                 369,953
                                                                                 -----------
                                                                                   3,269,275
AUTO PARTS - 0.28%
AutoZone, Inc. * (a)                                           8,725                 662,838
Dana Corp. *                                                  14,163                 163,724
Delphi Corp.                                                  55,343                 477,610
Eaton Corp. *                                                  7,288                 572,910
Genuine Parts Company *                                       17,195                 550,412
Visteon Corp. *                                               12,297                  84,481
                                                                                 -----------
                                                                                   2,511,975
AUTO SERVICES - 0.05%
AutoNation, Inc. *                                            27,630                 434,344
                                                                                 -----------
AUTOMOBILES - 0.52%
Ford Motor Company *                                         178,961               1,966,781
General Motors Corp. *                                        54,812               1,973,232
PACCAR, Inc. * (a)                                            11,361                 765,959
                                                                                 -----------
                                                                                   4,705,972
BANKING - 6.17%
AmSouth BanCorp *                                             34,681                 757,433
Bank of America Corp.                                        146,621              11,587,458
Bank of New York, Inc. *                                      75,381               2,167,204
Bank One Corp. *                                             111,779               4,155,943
BB&T Corp.                                                    46,020               1,578,486
Comerica, Inc. *                                              17,054                 793,011
Fifth Third Bancorp *                                         56,174               3,221,017
First Tennessee National Corp. *                              12,359                 542,684
FleetBoston Financial Corp. *                                102,790               3,053,891
Golden West Financial Corp. *                                 14,911               1,193,029
Huntington Bancshares, Inc. * (a)                             22,451                 438,244
KeyCorp *                                                     41,209               1,041,351
Marshall & Ilsley Corp. *                                     21,963                 671,629
National City Corp. *                                         59,757               1,954,651
North Fork BanCorp, Inc. *                                    15,392                 524,251
Northern Trust Corp.                                          21,507                 898,778
Southtrust Corp. *                                            33,555                 912,696
SunTrust Banks, Inc. *                                        27,355               1,623,246
Union Planters Corp. *                                        19,446                 603,409
US Bancorp *                                                 187,751               4,599,899
Wachovia Corp. *                                             131,603               5,258,856
Wells Fargo & Company *                                      163,959               8,263,534
Zions BanCorp *                                                9,009                 455,945
                                                                                 -----------
                                                                                  56,296,645
BIOTECHNOLOGY - 1.22%
Amgen, Inc. *                                                123,211               8,252,673
Applera Corp.-Applied Biosystems Group                        20,834                 396,471
Biogen, Inc.                                                  14,606                 555,028
Chiron Corp. *                                                18,209                 796,097
Genzyme Corp. *                                               21,060                 880,308
Millipore Corp. *                                              4,613                 204,679
                                                                                 -----------
                                                                                  11,085,256

BROADCASTING - 1.18%
Clear Channel Communications, Inc. *                          60,086               2,547,045
Univision Communications, Inc., Class A * (a)                 22,420                 681,568
Viacom, Inc., Class B *                                      171,851               7,503,015
                                                                                 -----------
                                                                                  10,731,628
BUILDING MATERIALS & CONSTRUCTION - 0.18%
American Standard Companies, Inc. *                            7,145                 528,230
Masco Corp. *                                                 46,895               1,118,446
                                                                                 -----------
                                                                                   1,646,676

BUSINESS SERVICES - 1.90%
Automatic Data Processing, Inc. *                             58,523               1,981,589
Cendant Corp. *                                               99,491               1,822,675
Computer Sciences Corp. *                                     18,288                 697,139
Concord EFS, Inc. *                                           47,327                 696,653
Convergys Corp. *                                             14,380                 230,080
Deluxe Corp. *                                                 5,543                 248,326
Electronic Data Systems Corp.*                                46,751               1,002,809
EMC Corp. *                                                  213,761               2,238,078
Equifax, Inc. *                                               13,558                 352,508
First Data Corp. *                                            73,186               3,032,828
Fiserv, Inc. *                                                18,875                 672,139
Fluor Corp. *                                                  8,173                 274,940
Hudson Highland Group, Inc. * (a)                                770                  14,638
NCR Corp. *                                                    9,299                 238,240
Paychex, Inc. *                                               36,825               1,079,341
PerkinElmer, Inc. *                                           12,041                 166,286
Pitney Bowes, Inc. *                                          23,011                 883,852
R.R. Donnelley & Sons Company *                               10,800                 282,312
Robert Half International, Inc. *                             16,516                 312,813
SunGuard Data Systems, Inc. *                                 27,790                 720,039
Unisys Corp. *                                                32,641                 400,831
                                                                                 -----------
                                                                                  17,348,116

CABLE AND TELEVISION - 1.50%
AOL Time Warner, Inc. *                                      439,966               7,079,053
Comcast Corp., Class A *                                     219,992               6,639,358
                                                                                 -----------
                                                                                  13,718,411

CELLULAR COMMUNICATIONS - 0.50%
AT&T Wireless Services, Inc. *                               265,116               2,176,602
Nextel Communications, Inc., Class A *                       100,490               1,816,859
Sprint Corp. (PCS Group) * (a)                               100,014                 575,081
                                                                                 -----------
                                                                                   4,568,542

CHEMICALS - 1.26%
Air Products & Chemicals, Inc. *,                             22,169                 922,230
Ashland, Inc. * (a)                                            6,505                 199,573
Dow Chemical Company *                                        89,550               2,772,468
E.I. Du Pont De Nemours & Company *                           97,473               4,058,776
Eastman Chemical Company *                                     7,368                 233,345
Engelhard Corp. *                                             12,179                 301,674
Great Lakes Chemical Corp. * (a)                               4,784                  97,594
Hercules, Inc.                                                10,408                 103,039
PPG Industries, Inc. *                                        16,534                 838,935
Praxair, Inc. *                                               15,842                 952,104
Rohm & Haas Company *                                         21,624                 670,993
Sigma-Aldrich Corp. *                                          6,833                 370,212
                                                                                 -----------
                                                                                  11,520,943

COMPUTERS & BUSINESS EQUIPMENT - 4.84%
Apple Computer, Inc.                                          35,648                 681,590
Cisco Systems, Inc. *                                        686,617              11,390,976
Dell Computer Corp. *                                        251,220               8,028,991
Gateway, Inc. * (a)                                           30,886                 112,734
Hewlett-Packard Company *                                    298,570               6,359,541
International Business Machines Corp. *                      169,076              13,948,770
Lexmark International Group, Inc., Class A *                  12,441                 880,449
Network Appliance, Inc. * (a)                                 33,431                 541,916

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES                VALUE
                                                             -------             -----------
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Sun Microsystems, Inc. *                                     315,583             $ 1,451,682
Xerox Corp. * (a)                                             72,296                 765,615
                                                                                 -----------
                                                                                  44,162,264

CONSTRUCTION MATERIALS - 0.08%
Sherwin-Williams Company *                                    14,284                 383,954
Vulcan Materials Company * (a)                                10,137                 375,779
                                                                                 -----------
                                                                                     759,733

CONSTRUCTION & MINING EQUIPMENT - 0.23%
Caterpillar, Inc. *                                           33,674               1,874,295
Rowan Companies, Inc. *                                        8,916                 199,718
                                                                                 -----------
                                                                                   2,074,013

CONTAINERS & GLASS - 0.14%
Ball Corp.                                                     5,791                 263,549
Bemis Company, Inc. *                                          5,428                 254,030
Pactiv Corp. *                                                16,055                 316,444
Sealed Air Corp. *                                             8,403                 400,487
                                                                                 -----------
                                                                                   1,234,510

COSMETICS & TOILETRIES - 2.43%
Alberto Culver Company, Class B * (a)                          5,920                 302,512
Avon Products, Inc. *                                         22,944               1,427,117
Colgate-Palmolive Company *                                   52,620               3,049,329
International Flavors & Fragrances, Inc. *                     8,991                 287,083
Kimberly-Clark Corp. *                                        49,732               2,593,026
The Gillette Company *                                       100,084               3,188,676
The Procter & Gamble Company *                               126,713              11,300,265
                                                                                 -----------
                                                                                  22,148,008

CRUDE PETROLEUM & NATURAL GAS - 0.58%
Apache Corp.                                                  15,738               1,023,914
Burlington Resources, Inc. *                                  19,541               1,056,582
Devon Energy Corp. *                                          22,495               1,201,233
EOG Resources, Inc. *                                         11,452                 479,151
Occidental Petroleum Corp. *                                  36,849               1,236,284
Sunoco, Inc. *                                                 7,755                 292,674
                                                                                 -----------
                                                                                   5,289,838

DOMESTIC OIL - 0.38%
Amerada Hess Corp. *                                           8,873                 436,374
Anadarko Petroleum Corp. *                                    24,301               1,080,666
Kerr-McGee Corp. *                                             9,968                 446,566
Marathon Oil Corp. *                                          30,443                 802,173
Unocal Corp. *                                                25,196                 722,873
                                                                                 -----------
                                                                                   3,488,652

DRUGS & HEALTH CARE - 0.35%
Cardinal Health, Inc. *                                       43,677               2,808,431
Humana, Inc.                                                  15,465                 233,521
Quintiles Transnational Corp. *                               11,246                 159,581
                                                                                 -----------
                                                                                   3,201,533

EDUCATIONAL SERVICES - 0.12%
Apollo Group, Inc., Class A *                                 17,095               1,055,787
                                                                                 -----------

ELECTRICAL EQUIPMENT - 3.58%
American Power Conversion Corp. *                             19,807                 308,791
Cooper Industries, Ltd., Class A *                             9,341                 385,783
Emerson Electric Company                                      41,055               2,097,911
General Electric Company *                                   977,861              28,045,054
Johnson Controls, Inc.                                         8,700                 744,720
Molex, Inc. (a)                                               18,927                 510,840
Power-One, Inc. * (a)                                          7,615                  54,447
Symbol Technologies, Inc. *                                   23,228                 302,196
Tektronix, Inc. *                                              8,285                 178,956
                                                                                 -----------
                                                                                  32,628,698

ELECTRIC UTILITIES - 2.30%
Allegheny Energy, Inc. * (a)                                  11,978                 101,214
Ameren Corp. *                                                15,733                 693,825
American Electric Power, Inc.                                 38,617               1,151,945
CenterPoint Energy, Inc. *                                    31,038                 252,960
Cinergy Corp. *                                               17,171                 631,721
CMS Energy Corp. * (a)                                        13,734                 111,245
Consolidated Edison, Inc. *                                   21,821                 944,413
Constellation Energy Group, Inc.                              16,234                 556,826
Dominion Resources, Inc. *                                    30,378               1,952,394
DTE Energy Company *                                          16,410                 634,082
Duke Energy Corp. *                                           88,051               1,756,618
Edison International *                                        32,168             $   528,520
Entergy Corp. *                                               22,093               1,166,069
Exelon Corp. *                                                31,757               1,899,386
FirstEnergy Corp. *                                           29,059               1,117,319
FPL Group, Inc.                                               17,956               1,200,359
PG&E Corp. *                                                  39,939                 844,710
Pinnacle West Capital Corp.                                    9,083                 340,158
PPL Corp. *                                                   16,422                 706,146
Public Service Enterprise Group, Inc. * (a)                   22,067                 932,331
TECO Energy, Inc. * (a)                                       16,741                 200,725
The AES Corp. *                                               59,758                 379,463
The Southern Company *                                        70,682               2,202,451
TXU Corp. *                                                   31,538                 708,028
                                                                                 -----------
                                                                                  21,012,908

ELECTRONICS - 0.22%
Agilent Technologies, Inc. *                                  46,020                 899,691
Jabil Circuit, Inc. *                                         19,643                 434,110
Sanmina-SCI Corp. *                                           51,382                 324,221
Solectron Corp. *                                             83,064                 310,659
Thomas & Betts Corp. *                                         5,555                  80,270
                                                                                 -----------
                                                                                   2,048,951

ENERGY - 0.28%
Calpine Corp. * (a)                                           38,741                 255,691
Mirant Corp. (a)                                              38,499                 111,647
Progress Energy, Inc. *                                       23,515               1,032,308
Sempra Energy *                                               20,269                 578,274
Xcel Energy, Inc. *                                           39,192                 589,448
                                                                                 -----------
                                                                                   2,567,368

FINANCIAL SERVICES - 8.81%
American Express Company *,                                  126,900               5,305,689
Bear Stearns Companies, Inc. *                                 9,688                 701,605
Capital One Financial Corp. *                                 22,128               1,088,255
Charles Schwab Corp. *                                       131,896               1,330,831
Charter One Financial, Inc. *                                 22,111                 689,421
Citigroup, Inc. *                                            503,758              21,560,842
Countrywide Financial Corp. *                                 12,746                 886,739
Federal Home Loan Mortgage Corp.                              67,252               3,414,384
Federal National Mortgage Association                         95,890               6,466,822
Federated Investors, Inc., Class B *                          10,522                 288,513
Franklin Resources, Inc. *                                    24,992                 976,438
H & R Block, Inc. *                                           17,487                 756,313
J.P. Morgan Chase & Company *                                198,678               6,790,814
Janus Capital Group, Inc. *                                   23,321                 382,464
Lehman Brothers Holdings, Inc.                                23,684               1,574,512
MBIA, Inc. *                                                  14,184                 691,470
MBNA Corp. *                                                 124,965               2,604,271
Mellon Financial Corp. *                                      42,165               1,170,079
Merrill Lynch & Company, Inc. *                               90,991               4,247,460
Moody's Corp. *                                               14,402                 759,130
Morgan Stanley *                                             106,329               4,545,565
PNC Financial Services Group *                                27,614               1,347,839
Providian Financial Corp. * (a)                               27,551                 255,122
Regions Financial Corp. *                                     21,590                 729,310
SLM Corp. *                                                   44,340               1,736,798
State Street Corp. * (b)                                      32,481               1,279,751

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES                VALUE
                                                             -------             -----------
FINANCIAL SERVICES - CONTINUED
Synovus Financial Corp. * (a)                                 29,830             $   641,345
T. Rowe Price Group, Inc. *                                   12,139                 458,247
The Goldman Sachs Group, Inc. *                               45,918               3,845,633
Washington Mutual, Inc. *                                     91,018               3,759,043
                                                                                 -----------
                                                                                  80,284,705
FOOD & BEVERAGES - 3.98%
Anheuser-Busch Companies, Inc.                                81,582               4,164,761
Archer-Daniels-Midland Company *                              62,943                 810,076
Campbell Soup Company *                                       40,064                 981,568
Coca-Cola Enterprises, Inc. *                                 44,093                 800,288
ConAgra Foods, Inc. *                                         52,452               1,237,867
General Mills, Inc. *                                         36,146               1,713,682
H.J. Heinz Company *                                          34,324               1,132,006
Hershey Foods Corp. *                                         12,721                 886,145
Kellogg Company                                               39,727               1,365,417
McCormick & Company, Inc. *                                   13,352                 363,174
PepsiCo, Inc. *                                              168,164               7,483,298
Sara Lee Corp. *                                              75,903               1,427,735
Starbucks Corp. *                                             38,138                 935,144
The Coca-Cola Company *                                      241,069              11,188,012
The Pepsi Bottling Group, Inc. *                              26,731                 535,155
William Wrigley Jr. Company *                                 22,007               1,237,454
                                                                                 -----------
                                                                                  36,261,782

FOREST PRODUCTS - 0.13%
Weyerhaeuser Company *                                        21,309               1,150,686
                                                                                 -----------

FURNITURE & FIXTURES - 0.04%
Leggett & Platt, Inc. *                                       18,550                 380,275
                                                                                 -----------

GAS & PIPELINE UTILITIES - 0.33%
Dynegy, Inc., Class A * (a)                                   35,396                 148,663
El Paso Corp. * (a)                                           59,135                 477,811
KeySpan Corp. *                                               15,417                 546,533
Kinder Morgan, Inc. *                                         11,953                 653,231
Nicor, Inc. (a)                                                4,195                 155,676
NiSource, Inc. *                                              25,950                 493,050
Peoples Energy Corp. *                                         3,402                 145,912
Williams Companies, Inc. *                                    51,395                 406,021
                                                                                 -----------
                                                                                   3,026,897

HEALTHCARE PRODUCTS - 3.56%
Bausch & Lomb, Inc.                                            5,083                 190,613
Baxter International, Inc.                                    58,433               1,519,258
Becton Dickinson & Company *                                  24,880                 966,588
Biomet, Inc. *                                                25,290                 724,811
Boston Scientific Corp. *                                     40,112               2,450,843
C.R. Bard, Inc.                                                5,174                 368,958
Guidant Corp. *                                               30,218               1,341,377
Johnson & Johnson *                                          290,521              15,019,936
MedImmune, Inc.                                               24,606                 894,920
Medtronic, Inc. *                                            119,347               5,725,076
St. Jude Medical, Inc. *                                      17,595               1,011,712
Stryker Corp. *                                               19,410               1,346,472
Zimmer Holdings, Inc. *                                       19,202                 865,050
                                                                                 -----------
                                                                                  32,425,614

HEALTHCARE SERVICES - 0.88%
HCA - The Healthcare Company *                                49,995               1,601,840
IMS Health, Inc. *                                            24,300                 437,157
Manor Care, Inc. *                                             8,634                 215,936
McKesson Corp. *                                              28,281               1,010,763
Quest Diagnostics, Inc. * (a)                                 10,305                 657,459
UnitedHealth Group, Inc. *                                    57,976               2,913,294
Wellpoint Health Networks, Inc., Class A *                    14,178               1,195,205
                                                                                 -----------
                                                                                   8,031,654

HOMEBUILDERS - 0.12%
Centex Corp. *                                                 6,105                 474,908
KB HOME * (a)                                                  4,562                 282,753
Pulte Homes, Inc. *                                            6,096                 375,879
                                                                                 -----------
                                                                                   1,133,540

HOTELS & RESTAURANTS - 0.72%
Darden Restaurants, Inc. *                                    16,292                 309,222
Harrah's Entertainment, Inc. *                                10,654                 428,717
Hilton Hotels Corp. *                                         37,252                 476,453
Marriott International, Inc., Class A *                       22,754                 874,209
McDonalds Corp. *                                            124,393               2,744,109
Starwood Hotels & Resorts Worldwide, Inc. *                   19,662                 562,137
Wendy's International, Inc. *                                 10,998                 318,612
Yum! Brands, Inc. *                                           28,803                 851,417
                                                                                 -----------
                                                                                   6,564,876

HOUSEHOLD APPLIANCES - 0.13%
Black & Decker Corp. *                                         7,492                 325,527
Maytag Corp. *                                                 7,437                 181,612
The Stanley Works *                                            8,413                 232,199
Whirlpool Corp. *                                              6,786                 432,268
                                                                                 -----------
                                                                                   1,171,606

HOUSEHOLD PRODUCTS - 0.27%
Fortune Brands, Inc. *                                        14,226                 742,597
Newell Rubbermaid, Inc. *                                     26,730                 748,440
The Clorox Company *                                          21,404                 912,881
Tupperware Corp. *                                             5,558                  79,813
                                                                                 -----------
                                                                                   2,483,731

INDUSTRIAL MACHINERY - 0.52%
Cummins, Inc. * (a)                                            3,956                 141,981
Deere & Company                                               23,381               1,068,512
Dover Corp. *                                                 19,842                 594,665
Ingersoll-Rand Company, Inc., Class A *                       16,515                 781,490
ITT Industries, Inc. *                                         9,024                 590,711
Pall Corp. *                                                  12,467                 280,507
Parker-Hannifin Corp. *                                       11,660                 489,603
Thermo Electron Corp. *                                       15,584                 327,576
W.W. Grainger, Inc. *                                          9,100                 425,516
                                                                                 -----------
                                                                                   4,700,561

INDUSTRIALS - 0.10%
Crane Company                                                  5,675                 128,425
Rockwell Automation, Inc *                                    18,443                 439,681
Waters Corp. *                                                12,308                 358,532
                                                                                 -----------
                                                                                     926,638

INSURANCE - 4.75%
ACE, Ltd. *                                                   25,833                 885,813
Aetna, Inc. *                                                 14,830                 892,766
AFLAC, Inc. *                                                 50,144               1,541,928
Ambac Financial Group, Inc. *                                 10,362                 686,482
American International Group, Inc. *                         255,226              14,083,371
Anthem, Inc. *                                                13,482               1,040,136
Aon Corp. *                                                   30,471                 733,742
Chubb Corp. *                                                 18,094               1,085,640
CIGNA Corp. *                                                 13,687                 642,468
Cincinnati Financial Corp. *                                  15,865                 588,433
Hartford Financial Services Group, Inc. *                     27,357               1,377,698
Jefferson-Pilot Corp. *                                       14,106                 584,835
John Hancock Financial Services, Inc. *                       28,206                 866,770
Lincoln National Corp. *                                      17,374                 619,036
Loews Corp.                                                   18,065                 854,294
Marsh & McLennan Companies, Inc. *                            52,399               2,676,017
MetLife, Inc. *                                               74,352               2,105,649
MGIC Investment Corp. * (a)                                    9,576                 446,625
Principal Financial Group, Inc. *                             31,927               1,029,646
Progressive Corp. *                                           21,279               1,555,495

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES                VALUE
                                                             -------             -----------
INSURANCE - CONTINUED
Prudential Financial, Inc. *                                  53,961             $ 1,815,788
SAFECO Corp. *                                                13,680                 482,630
St. Paul Companies, Inc. *                                    22,207                 810,778
The Allstate Corp.                                            68,867               2,455,108
Torchmark, Inc. *                                             11,288                 420,478
Travelers Property Casualty Corp., Class B *                  98,348               1,550,948
UNUMProvident Corp. *                                         28,916                 387,763
XL Capital, Ltd., Class A *                                   13,350               1,108,050
                                                                                 -----------
                                                                                  43,328,387

INTERNET CONTENT - 0.21%
Yahoo!, Inc. *                                                59,001               1,932,873
                                                                                 -----------
INTERNET RETAIL - 0.36%
eBay, Inc. *                                                  31,054               3,235,206
                                                                                 -----------

INTERNET SOFTWARE - 0.07%
Symantec Corp. *                                              14,405                 631,803
                                                                                 -----------

LEISURE TIME - 0.77%
Brunswick Corp. *                                              8,592                 214,972
Carnival Corp. *                                              61,237               1,990,815
International Game Technology *                                8,344                 853,841
The Walt Disney Company *                                    199,936               3,948,736
                                                                                 -----------
                                                                                   7,008,364

LIQUOR - 0.07%
Adolph Coors Company, Class B * (a)                            3,459                 169,422
Brown Forman Corp., Class B *                                  5,973                 469,597
                                                                                 -----------
                                                                                     639,019

MANUFACTURING - 1.29%
3M Company *                                                  38,227               4,930,518
Danaher Corp. * (a)                                           14,912               1,014,762
Illinois Tool Works, Inc. *                                   30,046               1,978,529
Snap-on, Inc. * (a)                                            5,541                 160,855
Tyco International, Ltd. *                                   195,261               3,706,054
                                                                                 -----------
                                                                                  11,790,718

MEDICAL-HOSPITALS - 0.11%
Health Management Associates, Inc., Class A *                 23,713                 437,505
Tenet Healthcare Corp. *                                      46,255                 538,871
                                                                                 -----------
                                                                                     976,376

MINING - 0.22%
Freeport-McMoRan Copper & Gold, Inc., Class B * (a)           14,528                 355,936
Newmont Mining Corp. *                                        39,169               1,271,426
Phelps Dodge Corp. *                                           8,939                 342,721
                                                                                 -----------
                                                                                   1,970,083

NEWSPAPERS - 0.10%
Dow Jones & Company, Inc. * (a)                                8,199                 352,803
Knight-Ridder, Inc. *                                          8,042                 554,335
                                                                                 -----------
                                                                                     907,138

OFFICE FURNISHINGS & SUPPLIES - 0.20%
Avery Dennison Corp. *                                        10,798                 542,060
Office Depot, Inc. *                                          30,618                 444,267
Staples, Inc. *                                               47,455                 870,799
                                                                                 -----------
                                                                                   1,857,126

PAPER - 0.39%
Boise Cascade Corp.                                            5,555                 132,765
Georgia-Pacific Corp. *                                       24,863                 471,154
International Paper Company *                                 46,717               1,669,198
Louisiana-Pacific Corp. (a)                                    9,968                 107,455
MeadWestvaco Corp. *                                          19,789                 488,788
Plum Creek Timber Company, Inc. *                             18,309                 475,119
Temple-Inland, Inc. * (a)                                      5,520                 236,863
                                                                                 -----------
                                                                                   3,581,342

PETROLEUM SERVICES - 4.58%
Baker Hughes, Inc. *                                          32,892               1,104,184
BJ Services Company                                           15,519                 579,790
ChevronTexaco Corp. *                                        104,527               7,546,849
ConocoPhillips *                                              66,351               3,636,035
Exxon Mobil Corp. *                                          653,604              23,470,919
Halliburton Company *                                         42,629                 980,467
McDermott International, Inc.                                  6,075                  38,455
Nabors Industries, Ltd. *                                     14,245                 563,390
Noble Corp. *                                                 13,289                 455,813
Schlumberger, Ltd. *                                          57,017               2,712,299
Transocean, Inc. *                                            31,234                 686,211
                                                                                 -----------
                                                                                  41,774,412

PHARMACEUTICALS - 7.91%
Abbott Laboratories,                                         152,735               6,683,684
Allergan, Inc.                                                12,726                 981,175
AmerisourceBergen Corp. *                                     10,781                 747,662
Bristol-Myers Squibb Company *                               189,621               5,148,210
Eli Lilly & Company *                                        109,927               7,581,665
Forest Laboratories, Inc. *                                   35,492               1,943,187
King Pharmaceuticals, Inc. *                                  24,119                 355,996
Merck & Company, Inc. *                                      219,403              13,284,852
Pfizer, Inc. *                                               772,424              26,378,280
Schering-Plough Corp. *                                      143,676               2,672,374
Watson Pharmaceuticals, Inc. *                                10,628                 429,052
Wyeth *                                                      129,920               5,917,856
                                                                                 -----------
                                                                                  72,123,993

PHOTOGRAPHY - 0.08%
Eastman Kodak Company *                                       27,810                 760,604
                                                                                 -----------

PUBLISHING - 0.62%
American Greetings Corp., Class A * (a)                        6,277                 123,280
Gannett Company, Inc. *                                       26,187               2,011,424
McGraw-Hill Companies, Inc. *                                 18,755               1,162,810
Meredith Corp. *                                               4,742                 208,648
The New York Times Company, Class A                           14,824                 674,492
Tribune Company *                                             30,134               1,455,472
                                                                                 -----------
                                                                                   5,636,126

RAILROADS & EQUIPMENT - 0.42%
Burlington Northern Santa Fe Corp. *                          36,356               1,033,965
CSX Corp. *                                                   21,058                 633,635
Norfolk Southern Corp. *                                      37,986                 729,331
Union Pacific Corp. *                                         24,827               1,440,463
                                                                                 -----------
                                                                                   3,837,394

REAL ESTATE - 0.31%
Apartment Investment & Management Company,
   Class A, REIT *                                             9,461                 327,351
Equity Office Properties Trust, REIT *                        39,239               1,059,845

Equity Residential, REIT *                                    26,517                 688,116
Simon Property Group, Inc., REIT *                            18,222                 711,205

                                                                                 -----------
                                                                                   2,786,517

RETAIL GROCERY - 0.57%
Albertsons, Inc. * (a)                                        36,138                 693,850
Safeway, Inc. *                                               43,105                 881,928
SUPERVALU, Inc. *                                             13,544                 288,758
Sysco Corp. *                                                 63,535               1,908,591
The Kroger Company *                                          73,839               1,231,635
Winn-Dixie Stores, Inc. * (a)                                 13,421                 165,212
                                                                                 -----------
                                                                                   5,169,974

RETAIL TRADE - 6.14%
Bed Bath & Beyond, Inc.                                       28,839               1,119,242
Best Buy Company, Inc. *                                      31,491               1,383,085
Big Lots, Inc. *                                              11,069                 166,478

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                             SHARES                VALUE
                                                           ---------            ------------
RETAIL TRADE - CONTINUED
Circuit City Stores-Circuit City Group * (a)                  20,067            $    176,590
Costco Wholesale Corp. *                                      44,588               1,631,921
CVS Corp. *                                                   38,479               1,078,566
Dillard's, Inc., Class A *                                     8,071                 108,716
Dollar General Corp. *                                        32,719                 597,449
Family Dollar Stores, Inc. *                                  16,867                 643,476
Federated Department Stores, Inc. *                           18,129                 668,054
Home Depot, Inc. *                                           224,760               7,444,051
J. C. Penney Company, Inc.                                    26,623                 448,597
Kohl's Corp. *                                                33,141               1,702,784
Limited Brands, Inc.                                          51,020                 790,810
Lowe's Companies, Inc. *                                      76,258               3,275,281
May Department Stores Company *                               28,287                 629,669
Nordstrom, Inc. (a)                                           12,909                 251,984
RadioShack Corp. *                                            16,750                 440,692
Sears, Roebuck & Company * (a)                                30,148               1,014,179
Target Corp. *                                                89,099               3,371,506
The Gap, Inc. *                                               87,099               1,633,977
The TJX Companies, Inc. *                                     50,076                 943,432
Tiffany & Company *                                           14,390                 470,265
Wal-Mart Stores, Inc. *                                      428,526              22,998,990
Walgreen Company *                                           100,238               3,017,164
                                                                                ------------
                                                                                  56,006,958

SANITARY SERVICES - 0.25%
Allied Waste Industries, Inc. *                               20,959                 210,638
Ecolab, Inc. *                                                25,600                 655,360
Waste Management, Inc. *                                      57,807               1,392,571
                                                                                ------------
                                                                                   2,258,569

SEMICONDUCTORS - 3.15%
Advanced Micro Devices, Inc. (a)                              32,738                 209,851
Altera Corp. *                                                37,497                 614,951
Analog Devices, Inc. *                                        35,675               1,242,203
Applied Materials, Inc.                                      162,018               2,569,605
Applied Micro Circuits Corp. *                                28,944                 175,111
Broadcom Corp., Class A *                                     27,336                 680,940
Intel Corp. *                                                639,209              13,285,320
KLA-Tencor Corp. * (a)                                        18,555                 862,622
Linear Technology Corp. *                                     30,546                 983,887
LSI Logic Corp. * (a)                                         37,837                 267,886
Maxim Integrated Products, Inc. *                             31,700               1,083,823
Micron Technology, Inc. *                                     59,438                 691,264
National Semiconductor Corp. *                                18,154                 357,997
Novellus Systems, Inc. *                                      14,743                 539,903
NVIDIA Corp. * (a)                                            15,744                 362,269
PMC-Sierra, Inc. * (a)                                        15,959                 187,199
QLogic Corp. *                                                 9,308                 449,856
Teradyne, Inc. *                                              18,413                 318,729
Texas Instruments, Inc. *                                    169,071               2,975,650
Xilinx, Inc. *                                                32,927                 833,382
                                                                                ------------
                                                                                  28,692,448

SOFTWARE - 4.47%
Adobe Systems, Inc. *                                         22,637                 725,969
Autodesk, Inc. *                                              10,808                 174,657
BMC Software, Inc.                                            23,260                 379,836
Citrix Systems, Inc. *                                        16,300                 331,868
Computer Associates International, Inc. *                     56,468               1,258,107
Compuware Corp. *                                             36,035                 207,922
Electronic Arts, Inc. *                                       14,220               1,052,138
Intuit, Inc. *                                                20,042                 892,470
Mercury Interactive Corp. * (a)                                8,471                 327,065
Microsoft Corp.                                            1,050,403              26,900,821
Novell, Inc. *                                                35,101                 108,111
Oracle Corp. *                                               512,821               6,164,108
Parametric Technology Corp. *                                 25,028                  76,335
PeopleSoft, Inc. *                                            30,892                 543,390
Siebel Systems, Inc. *                                        47,786                 455,879
VERITAS Software Corp. *                                      40,529               1,161,967
                                                                                ------------
                                                                                  40,760,643

STEEL - 0.08%
Allegheny Technologies, Inc. *                                 7,685                  50,721
Nucor Corp.                                                    7,804                 381,225
United States Steel Corp. * (a)                                9,748                 159,575
Worthington Industries, Inc. *                                 8,185                 109,679
                                                                                ------------
                                                                                     701,200

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.91%
ADC Telecommunications, Inc. * (a)                            76,416                 177,896
Andrew Corp. (a)                                               9,372                  86,222
Avaya, Inc.                                                   38,104                 246,152
CIENA Corp. *                                                 45,815                 237,780
Citizens Communications Company * (a)                         28,284                 364,581
Comverse Technology, Inc. *                                   19,000                 285,570
Corning, Inc. * (a)                                          123,646                 913,744
JDS Uniphase Corp. *                                         139,583                 489,936
Lucent Technologies, Inc. *                                  404,072                 820,266
Motorola, Inc. *                                             226,324               2,134,235
QUALCOMM, Inc. *                                              77,202               2,759,972
SBC Communications, Inc. *                                   325,045               8,304,900
Scientific-Atlanta, Inc. *                                    14,570                 347,349
Tellabs, Inc. *                                               41,671                 273,779
                                                                                ------------
                                                                                  17,442,382

TELEPHONE - 2.29%
Alltel Corp.                                                  30,447               1,468,154
AT&T Corp.                                                    76,803               1,478,458
BellSouth Corp. *                                            180,687               4,811,695
CenturyTel, Inc. *                                            14,117                 491,978
Qwest Communications International, Inc. *                   165,541                 791,286
Sprint Corp. (FON Group) *                                    87,790               1,264,176
Verizon Communications, Inc. *                               269,114              10,616,547
                                                                                ------------
                                                                                  20,922,294

TIRES & RUBBER - 0.02%
Cooper Tire & Rubber Company *                                 7,010                 123,306
Goodyear Tire &  Rubber Company * (a)                         16,709                  87,722
                                                                                ------------
                                                                                     211,028

TOBACCO - 1.08%
Altria Group, Inc. *                                         198,093               9,001,346
R.J. Reynolds Tobacco Holdings, Inc. * (a)                     8,087                 300,917
UST, Inc. *                                                   16,501                 578,030
                                                                                ------------
                                                                                   9,880,293

TOYS, AMUSEMENTS & SPORTING GOODS - 0.15%
Hasbro, Inc. *                                                17,567                 307,247
Mattel, Inc. *                                                42,985                 813,276
Toys R Us, Inc. *                                             21,666                 262,592
                                                                                ------------
                                                                                   1,383,115

TRANSPORTATION - 0.13%
Harley-Davidson, Inc. *                                       29,559               1,178,222
                                                                                ------------

TRAVEL SERVICES - 0.04%
Sabre Holdings Corp. *                                        14,304                 352,594
                                                                                ------------

TRUCKING & FREIGHT - 1.01%
Fedex Corp. *                                                 29,144               1,807,802
Navistar International Corp. *                                 6,503                 212,193
Ryder Systems, Inc. *                                          5,958                 152,644
United Parcel Service, Inc., Class B *                       110,099               7,013,306
                                                                                ------------
                                                                                   9,185,945

TOTAL COMMON STOCK
(Cost: $1,084,945,708)                                                          $879,025,217
                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                         PRINCIPAL
                                           AMOUNT             VALUE
                                        -----------        ------------
SHORT TERM INVESTMENTS - 3.32%
Navigator Securities Lending
  Trust, 1.14%                          $19,599,443        $ 19,599,443
Federal Home Loan Bank
  Consolidated Discount Note,
  0.90% due 07/18/2003                    4,000,000           3,998,300
  0.96% due 07/11/2003                    4,800,000           4,798,720
U.S. Treasury Bills,
  0.76% due 08/28/2003                       10,000               9,988
  0.79% due 08/07/2003                       50,000              49,944
  0.80% due 07/24/2003                    1,800,000           1,798,718
                                                           ------------
                                                           $ 30,255,113

REPURCHASE AGREEMENTS - 0.28%
Repurchase Agreement with
  State Street Corp., dated
  06/30/2003 at 0.92% to be
  repurchased at $2,558,065
  on 07/01/2003, collateralized by
  $1,775,000 U.S. Treasury Bonds,
  8.125% due 08/15/2019 (valued at
  $2,611,469, including interest).        2,558,000        $  2,558,000
                                                           ------------

TOTAL INVESTMENTS (500 INDEX TRUST)
(Cost: $1,117,758,821)                                     $911,838,330
                                                           ============

Key to Currency Abbreviations

AUD    -   Australian Dollar
CAD    -   Canadian Dollar
CZK    -   Czech Koruna
DKK    -   Danish Krone
EUR    -   European Currency
FIM    -   Finnish Markka
FRF    -   French Franc
DEM    -   German Deustche Mark
GBP    -   British Pound
GRD    -   Greek Drachma
HKD    -   Hong Kong Dollar
ITL    -   Italian Lira
IEP    -   Irish Punt
JPY    -   Japanese Yen
NLG    -   Netherlands Guilder
NZD    -   New Zealand Dollar
NOK    -   Norwegian Krone
PLZ    -   Polish Zloty
SEK    -   Swedish Krona
SGD    -   Singapore Dollar
ZAR    -   South African Rand

Key to Security Abbreviations and Legend

ADR    -   American Depositary Receipts
ADS    -   American Depositary Shares
ESOP   -   Employee Stock Ownership Plan
EWCO   -   European Written Call Option
FRN    -   Floating Rate Note (Rate effective as of June 30, 2003).
GDR    -   Global Depositary Receipts
GTD    -   Guaranteed
MTN    -   Medium Term Note
IO     -   Interest Only (Carries notional principal amount)
OTC    -   Over The Counter
PCL    -   Public Company Limited
PIK    -   Paid In Kind
PO     -   Principal Only
REIT   -   Real Estate Investment Trust
REMIC  -   Real Estate Mortgage Investment Conduit
SBI    -   Shares Beneficial Interest
SPDR   -   Standard & Poor's Depositary Receipts
TBA    -   To Be Announced
(!)    -   Non-Income producing, issuer is in bankruptcy and is in default of interest payments.
*      -   Non-Income producing
**     -   Purchased on a forward commitment (Note 2)
***    -   At June 30, 2003 a portion of this security was pledged to cover forward commitments purchased.
****   -   At June 30, 2003 a portion of this security was pledged to cover margin requirements for open futures contracts.
(a)    -   At June 30, 2003 all or a portion of this security was out on loan.
(b)    -   Investment in an affiliate of the Trust's custodian bank.
(c)    -   Investment in an affiliate of the Trust's subadviser.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective, which it pursues through separate investment policies. The Trust currently offers seventy-five separate investment Portfolios, fourteen of which are described here as follows:
The Small-Mid Cap Growth Trust ("Small-Mid Cap Growth "), the Small-Mid Cap Trust ("Small Mid Cap"), the International Equity Select Trust ("International Equity Select"), the Select Growth Trust ("Select Growth"), the Global Equity Select Trust ("Global Equity Select"), the Real Estate Securities Trust ("Real Estate Securities"), the Core Value Trust ("Core Value"), the High Grade Bond Trust ("High Grade Bond"), the Money Market Trust ("Money Market"), the Small Cap Index Trust ("Small Cap Index"), the International Index Trust ("International Index"), the Mid Cap Index Trust ("Mid Cap Index"), the Total Stock Market Index Trust ("Total Stock Market Index") and the 500 Index Trust ("500 Index"). Each of the Portfolios with the exception of Real Estate is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios with the exception of Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond are presently only offered to: Separate Accounts A, H, I, L, M and N, which are separate accounts of The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"), to Separate Accounts A and B, which are separate accounts of The Manufacturers Life Insurance Company of New York ("Manulife New York") and in the case of certain Portfolios, to unregistered separate accounts issued by Manulife USA and Manulife New York. Shares of Small Mid-Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond are presently offered only to Separate Account A, which is a separate account of Manulife USA. Manulife USA and Manulife New York, are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". Manulife New York is a wholly owned subsidiary of Manulife USA.

At June 30, 2003, of the Trust Portfolios noted above, Manulife USA owned seed money shares of 240,000, 240,008, 242,768, 241,830 and 3,748,024 in Small-Mid
Cap Growth, Select Growth, Global Equity Select, Core Value and International Index, respectively.

Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by Manulife USA, serves as investment adviser for the Trust (See Note 4) and Manulife Financial Securities, LLC ("MFS") a Delaware limited liability company controlled by Manulife USA, serves as principal underwriter of the variable contracts issued by Manulife USA and Manulife New York (See Note
5).

Effective January 28, 2002, the Trust offers two classes of shares, Series I shares and Series II shares for all portfolios with the exception of Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond. Effective November 25, 2002, Series II shares were offered for Small-Mid Cap, International Equity Select and High Grade Bond. Series I and Series II shares are the same, except for differences in the class expenses and voting rights with respect to its distributions plan (see Note 5). Prior to May 1, 2002, Series I was referred to as Class A and Series II was referred to as Class B.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

SECURITY VALUATION. The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios, are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service, which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

         (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Money Market may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

FUTURES. All Portfolios with the exception of Money Market may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts June 30, 2003:

                                                   SALE OF FUTURES CONTRACTS               PURCHASE OF FUTURES CONTRACTS
                                                   -------------------------               -----------------------------
                                             NUMBER                                      NUMBER
                               EXPIRATION   OF OPEN      NOTIONAL         UNREALIZED     OF OPEN      NOTIONAL         UNREALIZED
                                  DATE     CONTRACTS      AMOUNT          GAIN/(LOSS)   CONTRACTS      AMOUNT          GAIN/(LOSS)
                               ----------  ---------     --------         -----------   ---------   ------------       ----------
SMALL CAP INDEX
Russell 2000 Index              Sep-2003                                                   70       $ 15,694,000       ($  341,040)
                                                                                                                       ===========
INTERNATIONAL INDEX
Hang Seng Index                 Jul-2003                                                    1       $     61,450       ($      335)
Topix Index                     Sep-2003                                                   11            829,210            21,967
Japanese Yen                    Sep-2003                                                   13          1,359,963           (15,478)
British Pound                   Sep-2003                                                   20          2,058,500            (2,370)
Australian Dollar               Sep-2003                                                    7            467,180             5,268
Euro                            Sep-2003                                                   24          3,441,000           (44,144)
Share Price Index               Sep-2003                                                    5            253,305            (8,930)
MSCI Pan Euro                   Sep-2003                                                  337          5,522,239          (117,331)
                                                                                                                       -----------
                                                                                                                       ($  161,353)
                                                                                                                       ===========

MID CAP INDEX
S&P Midcap 400 Index            Sep-2003                                                   14       $  3,361,400       ($   30,934)
                                                                                                                       ===========

TOTAL STOCK MARKET INDEX
S&P Midcap 400 Index            Sep-2003                                                    3       $    720,300            (7,221)
Russell 2000 Index              Sep-2003                                                    6          1,345,200            (8,967)
S&P 500 Index                   Sep-2003                                                   42         10,219,650          (187,969)
                                                                                                                       -----------
                                                                                                                       ($  204,157)
                                                                                                                       ===========
500 INDEX
S&P 500 Index                   Sep-2003                                                   65       $ 15,816,125       ($  263,415)
                                                                                                                       ===========

PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Money Market may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of a offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

INTEREST RATE SWAPS. All Portfolios with the exception of Money Market may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Net periodic interest payments to be received or paid are accrued daily and are recorded as interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid at the end of the agreement are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

FORWARD COMMITMENTS. All Portfolios may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment, the price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios may lend securities in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At June 30, 2003, the value of securities loaned and cash collateral was as follows:

                               MARKET VALUE OF     VALUE OF CASH
                              SECURITIES LOANED      COLLATERAL
                              -----------------    -------------
Small-Mid Cap Growth                 311,519            319,394
Small-Mid Cap                      9,398,763          9,611,849
International Equity Select        8,450,372          8,878,033
Select Growth                        284,705            291,483
Global Equity Select                 230,635            242,217
Real Estate Securities            23,532,608         24,124,434
Core Value                           204,347            209,714
Small Cap Index(1)                16,972,388         17,504,793
International Index               11,916,804         12,543,861
Mid Cap Index                     15,088,568         15,478,111
Total Stock Market Index(2)        4,754,515          4,903,371
500 Index                         19,062,475         19,599,443

(1) Comprised of $17,408,934 and $95,859 of cash collateral and securities collateral, respectively.

(2) Comprised of $4,896,052 and $7,319 of cash collateral and securities collateral, respectively.

MORTGAGE DOLLAR ROLLS. All Portfolios, with the exception of Money Market may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. All discounts/premiums are accreted/amortized for financial reporting purposes. Non cash dividends are recorded at the fair market value of the securities received. The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

3. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for the six months ended June 30, 2003:

                                                      PURCHASES                              SALES
                                           ------------------------------       -----------------------------
PORTFOLIO                                  U.S. GOVERNMENT   OTHER ISSUES       U.S. GOVERNMENT  OTHER ISSUES
---------                                  ------------------------------       -----------------------------
Small-Mid Cap Growth Trust                                   $  1,752,679                        $  1,861,271
Small-Mid Cap Trust                                            26,852,964                           3,581,177
International Equity Select Trust                              13,195,718                             320,226
Select Growth Trust                                               708,055                             478,168
Global Equity Select Trust                                        253,443                             227,202
Real Estate Securities Trust                                  133,432,411                          64,339,162
Core Value Trust                                                  641,704                             393,914
High Grade Bond Trust                      $   294,356,614     16,683,407       $  272,968,707      9,698,470
Small Cap Index Trust                                          17,148,772                           7,344,604
International Index Trust                                      14,485,694                           6,918,076
Mid Cap Index Trust                                            18,126,406                           5,240,091
Total Stock Market Index Trust                                 26,485,614                           2,621,425
500 Index Trust                                                97,228,481                           3,390,208

At June 30, 2003, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                          TAX BASIS NET
                                                            UNREALIZED
                                                           APPRECIATION      TAX BASIS UNREALIZED  TAX BASIS UNREALIZED
PORTFOLIO                            TAX BASIS COST       (DEPRECIATION)         APPRECIATION          DEPRECIATION
---------                            --------------       --------------     --------------------  --------------------
Small-Mid Cap Growth                 $    2,068,068       $     328,150         $    360,398           $     32,248
Small-Mid Cap                           110,757,632           5,353,083            8,957,874              3,604,791
International Equity Select              80,639,223           3,544,277            4,830,410              1,286,133
Select Growth                             2,915,098             (86,949)             128,741                215,690
Global Equity Select                      3,048,542             (73,637)             149,640                223,277
Real Estate Securities                  431,280,489          48,877,138           49,746,490                869,352
Core Value                                3,008,043              85,584              201,314                115,730
High Grade Bond                         121,592,163           1,727,090            1,847,682                120,592
Small Cap Index                         111,669,959           3,167,958           11,257,320              8,089,362
International Index                      97,688,691         (17,765,958)           3,166,189             20,932,147
Mid Cap Index                           145,715,425          (6,034,945)          11,595,007             17,629,952
Total Stock Market Index                129,187,708         (18,104,864)           7,028,491             25,133,355
500 Index                             1,117,758,821        (205,920,491)          53,757,091            259,677,582

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

4. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. Advisory fees charged to each Portfolio were as follows:

                                                             BETWEEN            BETWEEN            BETWEEN
                                          FIRST $50      $50 MILLION AND    $200 MILLION AND   $500 MILLION AND    EXCESS OVER
PORTFOLIO                                  MILLION        $200 MILLION        $500 MILLION        $1 BILLION       $1 BILLION
---------                                 ---------      ---------------    ----------------   -----------------   -----------
Small-Mid Cap                              0.950%             0.950%            0.950%             0.950%            0.950%
Real Estate Securities                     0.600%             0.600%            0.600%             0.600%            0.600%
Money Market                               0.350%             0.350%            0.350%             0.350%            0.350%
Small Cap Index                            0.375%             0.375%            0.375%             0.375%            0.375%
International Index                        0.400%             0.400%            0.400%             0.400%            0.400%
Mid Cap Index                              0.375%             0.375%            0.375%             0.375%            0.375%
Total Stock Market                         0.375%             0.375%            0.375%             0.375%            0.375%
500 Index                                  0.375%             0.375%            0.375%             0.375%            0.375%

                                                             BETWEEN            BETWEEN           BETWEEN
                                          FIRST $50      $50 MILLION AND   $250 MILLION AND   $500 MILLION AND    EXCESS OVER
                                           MILLION        $250 MILLION      $500 MILLION        $1 BILLION        $1 BILLION
                                          ---------      ---------------   ---------------    ----------------    -----------
International Equity Select                0.900%             0.900%            0.850%             0.800%            0.800%
Global Equity Select                       0.900%             0.900%            0.850%             0.800%            0.800%

                                                             BETWEEN            BETWEEN
                                          FIRST $50      $50 MILLION AND    $100 MILLION AND     EXCESS OVER
                                           MILLION        $100 MILLION        $250 MILLION       $250 MILLION
                                          ---------      ---------------    ----------------     ------------
Small-Mid Cap Growth                       0.800%             0.800%            0.750%             0.750%
Select Growth                              0.800%             0.800%            0.750%             0.750%
Core Value                                 0.800%             0.800%            0.750%             0.750%
High Grade Bond                            0.600%             0.550%            0.500%             0.450%

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, transfer agency fees, blue sky fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, of 0.05% of the average annual net assets of International Index and 500 Index, 0.075% of the average daily net assets of Small Cap Index, Mid Cap Index and Total Stock Market Index, 0.10% of the average daily net assets of Small-Mid Cap Growth, Small-Mid Cap, Select Growth, Core Value and High Grade Bond, 0.15% of the average daily net assets of International Equity Select and Global Equity Select, and 0.50% of the average daily net assets of Real Estate Securities and Money Market.

These voluntary expense reimbursements may be terminated by the Adviser at any time upon notice to the Trust.

FUND ADMINISTRATION FEES. The Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred for the period ended June 30, 2003 was $225,232 of which $31,316 remains payable to the Adviser at June 30, 2003.

5. DISTRIBUTION PLANS. In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees have approved Distribution Plans (the "Plans") for both Series I shares and Series II shares. Series I shares of each portfolio are subject to a Rule 12b-1 fee of up to 0.15% of Series I shares average daily net assets. Series II shares of each portfolio (except Small-Mid Cap Growth, Select Growth, Global Equity Select and Core Value) are subject to a Rule 12b-1 fee of up to 0.35% of Series II shares average daily net assets. Rule 12b-1 fees are paid to the Trust's Distributor, MFS, for distribution services pursuant to the Plans. The distributor may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees.

6. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $55,000. Total expense incurred for the period ended June 30, 2003 was $31,141 of which $13,160 remains payable at June 30, 2003.

7. FOREIGN SECURITIES. Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than the United States Government.

8. LINE OF CREDIT. All Portfolios with the exception of Money Market have entered into an agreement, which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit is charged to each participating portfolio on a prorated basis based on average net assets. For the six months ended June 30, 2003, there were no borrowings on the line of credit.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TRUSTEES AND OFFICERS INFORMATION. The Trustees of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios. (Currently, there are 75 portfolios).

                             DISINTERESTED TRUSTEES

                                       POSITION WITH                 PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                    THE TRUST                  DURING PAST FIVE YEARS
---------------------                  -------------                ----------------------
Don B. Allen                              Trustee       Senior Lecturer, William E. Simon Graduate School
73 Tremont Street                                       of Business Administration, University of Rochester.
Boston, MA 02108                       (since 1985)
Age: 74

Charles L. Bardelis                       Trustee       President and Executive Officer, Island Commuter
73 Tremont Street                                       Corp. (Marine Transport).
Boston, MA 02108                       (since 1988)
Age: 62

Samuel Hoar                               Trustee       Senior Mediator, Arbitrator, Regional Manager,
73 Tremont Street                                       JAMS, LLC, August 1999 to date; Senior Mediator,
Boston, MA 02108                       (since 1989)     Arbitrator, Regional Director of Professional
Age: 75                                                 Services, J.A.M.S./Endispute, Inc.,
                                                        June 1994 to August 1999.

F. David Rolwing                          Trustee       Former Chairman, President and CEO, Montgomery
73 Tremont Street                                       Mutual Insurance Company, 1991 to 1999. (Retired
Boston, MA 02108                       (since 1997*)    1999).
Age: 69

* Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc., which merged into the Trust on December 31, 1996.

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

                                       POSITION WITH                    PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                    THE TRUST                     DURING PAST FIVE YEARS
---------------------                  -------------                   ----------------------
John D. Richardson #                  Chairman of the   Retired; Former Senior Executive Vice President,
200 Bloor Street East                Board of Trustees  U.S. Operations, Manulife Financial, January 1999
Toronto, Ontario, Canada                                to March 2002 (Retired, March 2002); Executive Vice
M4W 1E5                                (since 1997)     President and General Manager, U.S. Operations,
Age: 65                                                 Manulife Financial, January 1995 to January 1999.
                                                        Director of Manulife Financial Corporation, a
                                                        publicly traded company and the ultimate parent
                                                        of the adviser.

John D. DesPrez III #                     Trustee       President, The Manufacturers Life Insurance Company
73 Tremont Street                                       (U.S.A.), January 1999 to date; Senior Vice
Boston, MA 02108                       (since 2000)     President, US Annuities, Manulife Financial,
Age: 46                                                 September 1996 to December, 1998; President, The
                                                        Manufacturers Life Insurance Company of
                                                        North America, September 1996 to December, 1998;
                                                        Vice President, Mutual Funds, Manulife
                                                        Financial, January 1995 to September 1996.

James D. Gallagher                       President      Executive Vice President, The Manufacturers Life
73 Tremont Street                                       Insurance Company (U.S.A.), January 1996 to
Boston, MA 02108                       (since 2001)     present; President, The Manufacturers Life
Age: 48                                                 Insurance Company of New York, August 1999 to
                                                        present; Vice President, Secretary and General
                                                        Counsel, The Manufacturers Life Insurance Company
                                                        of North America, June 1994 to date.

Gordon M. Shone                       Vice President    Senior Vice President, The Manufacturers Life
73 Tremont Street                        and Chief      Insurance Company (U.S.A.), January 2001 to
Boston, MA 02108                     Financial Officer  present.  Vice President, The Manufacturers Life
Age: 47                                                 Insurance Company (U.S.A.), August 1998 to December
                                       (since 2003)     2000; Vice President, Chase Global Funds Services,
                                                        August 1996 to July 1998; Senior Manager, Coopers
                                                        & Lybrand, LLP, September 1983 to July 1996.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST, CONTINUED

                                       POSITION WITH                    PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                    THE TRUST                     DURING PAST FIVE YEARS
---------------------                  -------------                   ----------------------
John R. Ostler                           Treasurer      Vice President and Chief Financial Officer, U.S.
200 Bloor Street East                                   Operations, The Manufacturers Life Insurance
Toronto, Ontario, Canada               (since 2000)     Company, October 1, 2000 to present; Vice President
M4W 1E5                                                 and Corporate Actuary, The Manufacturers Life
Age: 50                                                 Insurance Company, March 1998 to September 2000;
                                                        Vice President & CFO U.S. Individual Insurance, The
                                                        Manufacturers Life Insurance Company, 1992 to
                                                        March 1998; Vice President, U.S. Insurance Products, The
                                                        Manufacturers Life Insurance Company, 1990 - 1992;
                                                        Assistant Vice President & Pricing Actuary, U.S. Insurance,
                                                        The Manufacturers Life Insurance Company, 1988-1990.

Andrew Corselli                          Secretary      Assistant Vice President and Senior Counsel, U.S.
73 Tremont Street                                       Operations Law Department, Manulife Financial,
Boston, MA 02108                       (since 2002)     March 2001 to date; The Prudential Insurance
Age: 57                                                 Company of America, Assistant General Counsel &
                                                        Chief of Litigation, June 1988 to June, 2000

# Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other complexes except as noted above.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission ("SEC") Internet site at http://www.sec.gov.

PROXY VOTING POLICY. The Trust's Proxy Voting Policies are available, without charge, upon request, by calling 1-800-344-1029.